UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

 ________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

 ________

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: May 31, 2026

Date of reporting period: May 31, 2026

Item 1.	Reports to Stockholders.

(a)          A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Annual Shareholder Report: May 31, 2026

Large Cap Fund

SEI Institutional Investments Trust/Class A Shares - SLCAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Large Cap Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Fund, Class A Shares	$20	0.18%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Large Cap Fund, Class A Shares - $355,226
S&P 500 Index (USD) (TR)* - $427,882
Russell 1000 Index (USD) (TR)* - $418,119
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
May/16
May/17
May/18
May/19
May/20
May/21
May/22
May/23
May/24
May/25
May/26

Table Summary
	Large Cap Fund, Class A Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Index (USD) (TR)Footnote Reference*
May/16	$100,000	$100,000	$100,000
May/17	$113,443	$117,468	$117,477
May/18	$130,463	$134,365	$134,623
May/19	$132,410	$139,448	$139,291
May/20	$140,062	$157,349	$156,754
May/21	$200,840	$220,790	$223,628
May/22	$196,898	$220,129	$217,573
May/23	$195,450	$226,561	$222,898
May/24	$246,364	$290,420	$285,326
May/25	$278,204	$329,694	$324,510
May/26	$355,226	$427,882	$418,119
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund underperformed its benchmark, the Russell 1000 Index (USD)(TR)—which tracks the performance of 1000 of the largest U.S. equity securities based on market capitalization—for the 12-month period ending May 31, 2026.

The Fund’s tilt away from the highest-beta (a measure of the volatility of a stock or other asset relative to a particular benchmark) stocks detracted from performance for the reporting period. An overweight to the financials sector and underweight to information technology sector detracted from Fund performance; however, stock selection within both of these sectors had a positive impact.

Among the Fund’s sub-advisers, Fred Alger Management LLC outperformed the Russell 1000 Index (USD)(TR) due to a large allocation to and stock selection in the information technology sector. Acadian Asset Management LLC benefited from stock selection within the financials sector and an overweight to information technology. PineStone Asset Management Inc. underperformed due to its tilt toward high-quality stocks, an underweight allocation to the information technology sector, and an overweight to the financials sector. Copeland Capital Management LLC underperformed due to its lower-beta (a measure of the volatility of a stock or other asset relative to a particular benchmark) positioning, security selection within the industrials sector, and overweight to the financials sector. Cullen Capital Management LLC’s underperformance was attributable to its low-beta positioning and underweight to the information technology sector, as well as overweights to the consumer staples and real estate sectors. LSV Asset Management outperformed the benchmark due to stock selection within the consumer discretionary, financials, and information technology sectors.

Average Annual Total Returns as of May 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Fund, Class A Shares	27.69%	12.08%	13.51%
S&P 500 Index (USD) (TR)Footnote Reference*	29.78%	14.15%	15.65%
Russell 1000 Index (USD) (TR)Footnote Reference*	28.85%	13.33%	15.38%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$635,530	441	$1,115	81%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Utilities	1.5%
Real Estate	1.9%
Cash Equivalent	2.0%
Materials	2.9%
Energy	3.4%
Consumer Staples	4.9%
Industrials	8.7%
Communication Services	9.7%
Health Care	10.2%
Consumer Discretionary	10.7%
Financials	14.4%
Information Technology	29.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	4.3%
NVIDIA Corp	3.9%
Alphabet Inc, Cl A	3.9%
Apple Inc	3.5%
Amazon.com Inc	2.8%
Broadcom Inc	2.3%
Alphabet Inc, Cl C	1.7%
Morgan Stanley	1.4%
Johnson & Johnson	1.3%
JPMorgan Chase & Co	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Large Cap Fund

SEI Institutional Investments Trust/Class A Shares - SLCAX

Annual Shareholder Report: May 31, 2026

SLCAX-AR-2026

Annual Shareholder Report: May 31, 2026

Large Cap Disciplined Equity Fund

SEI Institutional Investments Trust/Class A Shares - SCPAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Large Cap Disciplined Equity Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Disciplined Equity Fund, Class A Shares	$21	0.18%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Large Cap Disciplined Equity Fund, Class A Shares - $381,719
S&P 500 Index (USD) (TR)* - $427,882
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
May/16
May/17
May/18
May/19
May/20
May/21
May/22
May/23
May/24
May/25
May/26

Table Summary
	Large Cap Disciplined Equity Fund, Class A Shares	S&P 500 Index (USD) (TR)Footnote Reference*
May/16	$100,000	$100,000
May/17	$116,228	$117,468
May/18	$130,673	$134,365
May/19	$130,488	$139,448
May/20	$139,917	$157,349
May/21	$198,682	$220,790
May/22	$199,447	$220,129
May/23	$201,984	$226,561
May/24	$261,866	$290,420
May/25	$296,384	$329,694
May/26	$381,719	$427,882
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund modestly underperformed its primary benchmark, the S&P 500 Index —a capitalization-weighted index consisting of roughly 500 large U.S. companies that are considered representative of the broad U.S. stock market—for the 12-month period ending May 31, 2026.

Fund performance for the reporting period benefited from favorable security selection within the financials and healthcare sectors. Fund performance was hampered by a tilt away from the highest-beta (a measure of the volatility of a stock or other asset relative to a particular benchmark) stocks and an underweight allocation to the information technology sector.

Among the Fund’s sub-advisers, Mackenzie Investments Corporation outperformed due to its tilt towards stocks with positive momentum, as well as favorable stock selection in the financials and information technology sectors. Acadian Asset Management LLC’s performance was bolstered by both an overweight to and stock selection in the information technology sector. PineStone Asset Management Inc.’s underperformance was attributable to its tilt toward high-quality stocks, an underweight to the information technology sector, and an overweight to the financials sector. Copeland Capital Management LLC underperformed due to its lower-beta positioning, security selection in the industrials sector, and an overweight to the financials sector. Brandywine Global Investment Management LLC’s underperformance was attributable to its lower-beta positioning, an underweight to the information technology sector, and stock selection in the information technology and materials sectors.

Average Annual Total Returns as of May 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Disciplined Equity Fund, Class A Shares	28.79%	13.95%	14.33%
S&P 500 Index (USD) (TR)Footnote Reference*	29.78%	14.15%	15.65%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,425,541	380	$2,307	111%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Total Return Swaps	-0.5%
Futures Contracts	0.0%
Cash Equivalent	2.0%
U.S. Treasury Obligations	2.1%
Utilities	2.2%
Materials	2.2%
Real Estate	2.6%
Energy	3.5%
Consumer Staples	4.8%
Consumer Discretionary	8.2%
Industrials	8.4%
Communication Services	9.1%
Health Care	9.6%
Financials	13.9%
Information Technology	31.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	5.8%
Microsoft Corp	4.5%
Alphabet Inc, Cl A	3.7%
NVIDIA Corp	3.2%
Broadcom Inc	2.4%
Amazon.com Inc	2.1%
U.S. Treasury Bills	2.1%
Meta Platforms Inc, Cl A	1.6%
JPMorgan Chase & Co	1.5%
Eli Lilly & Co	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Large Cap Disciplined Equity Fund

SEI Institutional Investments Trust/Class A Shares - SCPAX

Annual Shareholder Report: May 31, 2026

SCPAX-AR-2026

Annual Shareholder Report: May 31, 2026

Large Cap Index Fund

SEI Institutional Investments Trust/Class A Shares - LCIAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Large Cap Index Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Index Fund, Class A Shares	$5	0.04%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Large Cap Index Fund, Class A Shares - $416,013
S&P 500 Index (USD) (TR)* - $427,882
Russell 1000 Index (USD) (TR)* - $418,119
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
May/16
May/17
May/18
May/19
May/20
May/21
May/22
May/23
May/24
May/25
May/26

Table Summary
	Large Cap Index Fund, Class A Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Index (USD) (TR)Footnote Reference*
May/16	$100,000	$100,000	$100,000
May/17	$117,437	$117,468	$117,477
May/18	$134,504	$134,365	$134,623
May/19	$139,118	$139,448	$139,291
May/20	$156,473	$157,349	$156,754
May/21	$223,081	$220,790	$223,628
May/22	$216,970	$220,129	$217,573
May/23	$222,147	$226,561	$222,898
May/24	$284,412	$290,420	$285,326
May/25	$323,020	$329,694	$324,510
May/26	$416,013	$427,882	$418,119
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund performed in line with its benchmark, the Russell 1000 Index (USD)(TR), —which measures the performance of the U.S. large-cap equity market—for the 12-month period ending May 31, 2026.

During the reporting period, the Fund achieved its objective of tracking the performance of the Russell 1000 Index (USD)(TR). The period was characterized primarily by a market rally in which U.S. stocks garnered positive returns that exceeded their long-term averages.

The Fund’s use of derivatives did not have a material impact on performance for the period.

Average Annual Total Returns as of May 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Index Fund, Class A Shares	28.79%	13.27%	15.32%
S&P 500 Index (USD) (TR)Footnote Reference*	29.78%	14.15%	15.65%
Russell 1000 Index (USD) (TR)Footnote Reference*	28.85%	13.33%	15.38%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,959,221	999	$190	10%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Futures Contracts	0.1%
Cash Equivalent	1.4%
Real Estate	2.0%
Utilities	2.0%
Materials	2.1%
Energy	3.1%
Consumer Staples	4.4%
Health Care	8.3%
Industrials	9.1%
Consumer Discretionary	9.7%
Communication Services	9.9%
Financials	11.3%
Information Technology	35.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	7.0%
Apple Inc	6.4%
Microsoft Corp	4.7%
Amazon.com Inc	3.7%
Alphabet Inc, Cl A	3.1%
Broadcom Inc	2.9%
Alphabet Inc, Cl C	2.5%
Meta Platforms Inc, Cl A	2.0%
Tesla Inc	1.7%
Micron Technology Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Large Cap Index Fund

SEI Institutional Investments Trust/Class A Shares - LCIAX

Annual Shareholder Report: May 31, 2026

LCIAX-AR-2026

Annual Shareholder Report: May 31, 2026

S&P 500 Index Fund

SEI Institutional Investments Trust/Class A Shares - SPINX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the S&P 500 Index Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, Class A Shares	$6	0.05%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

S&P 500 Index Fund, Class A Shares - $425,552
S&P 500 Index (USD) (TR)* - $427,882
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
May/16
May/17
May/18
May/19
May/20
May/21
May/22
May/23
May/24
May/25
May/26

Table Summary
	S&P 500 Index Fund, Class A Shares	S&P 500 Index (USD) (TR)Footnote Reference*
May/16	$100,000	$100,000
May/17	$117,424	$117,468
May/18	$134,283	$134,365
May/19	$139,340	$139,448
May/20	$157,138	$157,349
May/21	$220,366	$220,790
May/22	$219,637	$220,129
May/23	$225,822	$226,561
May/24	$289,286	$290,420
May/25	$328,195	$329,694
May/26	$425,552	$427,882
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

During the reporting period, the Fund performed in line with its benchmark, the S&P 500 Index, a market-weighted index that tracks the performance of the 500 largest publicly traded U.S. companies and is considered representative of the broad U.S. stock market.

The Fund captured the performance of the U.S. large-cap equity market during the reporting period. This was a period that was characterized primarily by a market rally in which U.S. stocks garnered positive returns that exceeded their long-term averages. The Fund’s use of derivatives did not have a material impact on performance for the period.

Average Annual Total Returns as of May 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
S&P 500 Index Fund, Class A Shares	29.66%	14.07%	15.58%
S&P 500 Index (USD) (TR)Footnote Reference*	29.78%	14.15%	15.65%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$4,508,415	506	$443	5%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Futures Contracts	0.1%
Cash Equivalent	1.6%
Real Estate	1.8%
Materials	1.8%
Utilities	2.1%
Energy	3.1%
Consumer Staples	4.4%
Industrials	8.1%
Health Care	8.1%
Consumer Discretionary	9.5%
Communication Services	10.1%
Financials	11.0%
Information Technology	37.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	7.7%
Apple Inc	6.9%
Microsoft Corp	5.0%
Amazon.com Inc	4.0%
Alphabet Inc, Cl A	3.3%
Broadcom Inc	3.2%
Alphabet Inc, Cl C	2.6%
Meta Platforms Inc, Cl A	2.1%
Tesla Inc	1.8%
Micron Technology Inc	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

S&P 500 Index Fund

SEI Institutional Investments Trust/Class A Shares - SPINX

Annual Shareholder Report: May 31, 2026

SPINX-AR-2026

Annual Shareholder Report: May 31, 2026

Extended Market Index Fund

SEI Institutional Investments Trust/Class A Shares - SMXAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Extended Market Index Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Extended Market Index Fund, Class A Shares	$7	0.06%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Extended Market Index Fund, Class A Shares - $324,265
S&P 500 Index (USD) (TR)* - $427,882
Russell Small Cap Completeness Index (USD) - $323,195
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
May/16
May/17
May/18
May/19
May/20
May/21
May/22
May/23
May/24
May/25
May/26

Table Summary
	Extended Market Index Fund, Class A Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell Small Cap Completeness Index (USD)
May/16	$100,000	$100,000	$100,000
May/17	$119,027	$117,468	$119,058
May/18	$141,146	$134,365	$141,118
May/19	$136,501	$139,448	$136,293
May/20	$141,804	$157,349	$141,509
May/21	$230,836	$220,790	$230,408
May/22	$187,265	$220,129	$186,774
May/23	$181,447	$226,561	$180,953
May/24	$226,292	$290,420	$225,277
May/25	$248,655	$329,694	$248,019
May/26	$324,265	$427,882	$323,195
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund performed in line with its benchmark, the Russell Small Cap Completeness Index (USD)—which measures the performance of the Russell 3000 Index companies excluding S&P 500 Index constituents—for the 12-month period ending May 31, 2026.

The Fund captured the performance of the U.S. small- and mid-cap equity markets during the reporting period. The period was characterized primarily by a market rally in which U.S. small- and mid-cap stocks garnered positive returns that exceeded their long-term averages. The Fund’s use of derivatives did not have a material impact on performance for the period.

Average Annual Total Returns as of May 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Extended Market Index Fund, Class A Shares	30.41%	7.03%	12.48%
S&P 500 Index (USD) (TR)Footnote Reference*	29.78%	14.15%	15.65%
Russell Small Cap Completeness Index (USD)	30.31%	7.00%	12.45%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,280,959	2,273	$364	23%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.1%
Other Countries	0.7%
Guatemala	0.1%
Mexico	0.2%
Bermuda	0.2%
Puerto Rico	0.2%
Switzerland	0.2%
South Korea	0.3%
Thailand	0.3%
United Kingdom	0.4%
Australia	0.6%
Brazil	0.7%
Canada	1.2%
United States	94.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Marvell Technology Inc	2.1%
Snowflake Inc, Cl A	1.0%
Spotify Technology SA	0.9%
Cloudflare Inc, Cl A	0.9%
Rocket Lab Corp	0.8%
Bloom Energy Corp, Cl A	0.7%
Flex Ltd	0.7%
Strategy Inc, Cl A	0.6%
Anglogold Ashanti PLC	0.6%
Cheniere Energy Inc	0.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Extended Market Index Fund

SEI Institutional Investments Trust/Class A Shares - SMXAX

Annual Shareholder Report: May 31, 2026

SMXAX-AR-2026

Annual Shareholder Report: May 31, 2026

Small Cap Fund

SEI Institutional Investments Trust/Class A Shares - SLPAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Small Cap Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Fund, Class A Shares	$48	0.42%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Small Cap Fund, Class A Shares - $265,632
S&P 500 Index (USD) (TR)* - $427,882
Russell 2000 Index (USD) (TR)* - $289,338
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
May/16
May/17
May/18
May/19
May/20
May/21
May/22
May/23
May/24
May/25
May/26

Table Summary
	Small Cap Fund, Class A Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 2000 Index (USD) (TR)Footnote Reference*
May/16	$100,000	$100,000	$100,000
May/17	$115,402	$117,468	$120,361
May/18	$134,217	$134,365	$145,354
May/19	$123,863	$139,448	$132,207
May/20	$115,142	$157,349	$127,660
May/21	$188,117	$220,790	$210,084
May/22	$170,015	$220,129	$174,548
May/23	$158,572	$226,561	$166,380
May/24	$196,510	$290,420	$199,847
May/25	$203,523	$329,694	$202,217
May/26	$265,632	$427,882	$289,338
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund underperformed its benchmark, the Russell 2000 Index—which tracks the performance of the small-cap segment of the U S. equity market—for the 12-month period ending May 31, 2026.

Companies related to artificial intelligence (AI) infrastructure, metals and mining, biotechnology, and just a handful of other industries, led the Russell 2000 Index higher over the reporting period, while profitable, more fairly valued companies lagged. The Fund faced stylistic headwinds in this environment due chiefly to its overall positioning in higher- and lower-quality stocks, but also as a result of its valuation discipline. This was partially offset by the positive impact of momentum stocks.

Most of the Fund’s sub-advisers struggled in this environment, which posed broad challenges to the entire active management universe. LSV Asset Management was the largest detractor from Fund performance over the period due primarily to the lack of exposure to the most expensive stocks in the small-cap universe. Martingale Asset Management, L.P. (Martingale) faced significant headwinds given its low-volatility focus and the outperformance of more-volatile stocks. Despite benefiting somewhat from tailwinds to momentum stocks, Axiom Investors LLC and Los Angeles Capital Management LLC (LA Capital) were hampered to a greater degree because of their focus on higher-quality companies, which underperformed during the period. Copeland Capital Management, LLC–for the period of time the manager was deployed in the Fund–faced similar high-quality/low-volatility headwinds. Prior to its termination as a sub-adviser, The Informed Momentum Company LLC (IMC) contributed positively to Fund performance on tailwinds to momentum stocks and a higher volatility profile.

At the sector level, stock selection in information technology, industrials, and communication services weighed on Fund performance during the reporting period. Stock selection in consumer staples had a positive impact, which partially offset the detractors. Sector allocation effects were negative as well due largely to overweight allocations to consumer staples and financials.

Average Annual Total Returns as of May 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Fund, Class A Shares	30.52%	7.14%	10.26%
S&P 500 Index (USD) (TR)Footnote Reference*	29.78%	14.15%	15.65%
Russell 2000 Index (USD) (TR)Footnote Reference*	43.08%	6.61%	11.21%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$194,668	553	$786	125%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Futures Contracts	0.0%
Communication Services	1.8%
Cash Equivalent	2.2%
Utilities	2.2%
Consumer Staples	2.9%
Real Estate	4.0%
Materials	4.3%
Energy	6.7%
Consumer Discretionary	9.0%
Health Care	12.2%
Information Technology	17.3%
Financials	18.5%
Industrials	18.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Bloom Energy Corp, Cl A	1.0%
Sterling Infrastructure Inc	0.9%
FirstCash Holdings Inc	0.8%
Littelfuse Inc	0.8%
Ensign Group Inc/The	0.7%
Jazz Pharmaceuticals PLC	0.7%
Casey's General Stores Inc	0.7%
Applied Optoelectronics Inc	0.7%
Plexus Corp	0.6%
Ichor Holdings Ltd	0.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

 The Fund removed IMC and Martingale as sub-advisers in January 2026. The Fund also added Copeland in January.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Small Cap Fund

SEI Institutional Investments Trust/Class A Shares - SLPAX

Annual Shareholder Report: May 31, 2026

SLPAX-AR-2026

Annual Shareholder Report: May 31, 2026

Small Cap II Fund

SEI Institutional Investments Trust/Class A Shares - SECAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Small Cap II Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap II Fund, Class A Shares	$46	0.39%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Small Cap II Fund, Class A Shares - $296,407
S&P 500 Index (USD) (TR)* - $427,882
Russell 2000 Index (USD) (TR)* - $289,338
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
May/16
May/17
May/18
May/19
May/20
May/21
May/22
May/23
May/24
May/25
May/26

Table Summary
	Small Cap II Fund, Class A Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 2000 Index (USD) (TR)Footnote Reference*
May/16	$100,000	$100,000	$100,000
May/17	$114,272	$117,468	$120,361
May/18	$137,095	$134,365	$145,354
May/19	$127,524	$139,448	$132,207
May/20	$120,894	$157,349	$127,660
May/21	$206,475	$220,790	$210,084
May/22	$183,482	$220,129	$174,548
May/23	$174,948	$226,561	$166,380
May/24	$215,098	$290,420	$199,847
May/25	$216,547	$329,694	$202,217
May/26	$296,407	$427,882	$289,338
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund underperformed its benchmark, the Russell 2000 Index (USD)(TR)—which tracks the performance of the small-cap segment of the U S. equity market—for the 12-month period ending May 31, 2026.

Companies related to artificial intelligence (AI) infrastructure, metals and mining, biotechnology, and just a handful of other industries, led the Russell 2000 Index (USD)(TR) higher over the reporting period, while profitable, more fairly valued companies lagged. The Fund faced stylistic headwinds in this environment due chiefly to its overall positioning in higher- and lower-quality stocks, but also as a result of its valuation discipline. This was partially offset by the positive impact of momentum stocks.

Many of the Fund’s sub-advisers struggled in this environment, which posed broad challenges to the entire active management universe. Copeland Capital Management LLC was the largest detractor from Fund performance over the reporting period, facing the most acute headwinds as a quality-focused manager with a low-volatility bias. Leeward Investments LLC faced similar challenges; however, due to its value focus, the lack of exposure to the most expensive segment of the small-cap equity universe was a more significant detractor. Los Angeles Capital Management LLC (LA Capital) were hampered to a greater degree because of their focus on higher-quality companies, which underperformed during the period. Hillsdale Investment Management Inc. (Hillsdale) and The Informed Momentum Company LLC (IMC)–for the period of time the managers were deployed in the Fund–bolstered Fund performance, benefitting from tailwinds to momentum stocks and positive stock selection. Despite its strong value bias, Easterly Investment Partners LLC outperformed as a result of positive stock selection.

At the sector level, stock selection results in industrials and healthcare were the largest detractors from Fund performance over the reporting period. This was partially offset by positive selection in information technology. Sector allocation effects had a negative impact on performance due mainly to an overweight allocation to financials.

Average Annual Total Returns as of May 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Small Cap II Fund, Class A Shares	36.88%	7.50%	11.48%
S&P 500 Index (USD) (TR)Footnote Reference*	29.78%	14.15%	15.65%
Russell 2000 Index (USD) (TR)Footnote Reference*	43.08%	6.61%	11.21%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$243,452	533	$917	104%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Futures Contracts	0.0%
Exchange-Traded Fund	0.2%
Communication Services	1.1%
Utilities	1.7%
Consumer Staples	1.8%
Cash Equivalent	2.5%
Real Estate	3.8%
Energy	5.4%
Materials	7.3%
Consumer Discretionary	9.8%
Health Care	11.8%
Information Technology	16.9%
Industrials	18.3%
Financials	18.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Columbia Banking System Inc	1.1%
Diodes Inc	1.0%
Cleveland-Cliffs Inc	1.0%
Commercial Metals Co	1.0%
Progyny Inc	0.9%
Hudbay Minerals Inc	0.9%
Old National Bancorp/IN	0.9%
Viavi Solutions Inc	0.9%
Associated Banc-Corp	0.9%
Jackson Financial Inc, Cl A	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

In January 2026, the Fund terminated IMC as a Fund sub-adviser and added Hillsdale.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Small Cap II Fund

SEI Institutional Investments Trust/Class A Shares - SECAX

Annual Shareholder Report: May 31, 2026

SECAX-AR-2026

Annual Shareholder Report: May 31, 2026

Small/Mid Cap Equity Fund

SEI Institutional Investments Trust/Class A Shares - SSMAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Small/Mid Cap Equity Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small/Mid Cap Equity Fund, Class A Shares	$43	0.39%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Small/Mid Cap Equity Fund, Class A Shares - $243,398
S&P 500 Index (USD) (TR)* - $427,882
Russell 2500 Index (USD) - $306,162
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
May/16
May/17
May/18
May/19
May/20
May/21
May/22
May/23
May/24
May/25
May/26

Table Summary
	Small/Mid Cap Equity Fund, Class A Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 2500 Index (USD)
May/16	$100,000	$100,000	$100,000
May/17	$115,529	$117,468	$116,873
May/18	$134,610	$134,365	$138,251
May/19	$125,748	$139,448	$132,324
May/20	$120,967	$157,349	$131,263
May/21	$192,297	$220,790	$210,614
May/22	$179,860	$220,129	$186,142
May/23	$164,756	$226,561	$176,210
May/24	$200,261	$290,420	$214,453
May/25	$202,737	$329,694	$221,928
May/26	$243,398	$427,882	$306,162
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund underperformed its benchmark, the Russell 2500 Index—which tracks the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as "smid" cap—for the 12-month period ending May 31, 2026.

Companies related to artificial intelligence (AI) infrastructure, metals and mining, biotechnology, and just a handful of other industries, led the Russell 2000 Index higher over the reporting period, while profitable, more fairly valued companies lagged. The Fund faced stylistic headwinds in this environment due chiefly to its overall positioning in higher- and lower-quality stocks, but also as a result of its valuation discipline. This was partially offset by the positive impact of momentum stocks.

All of the Fund’s sub-advisers underperformed over the reporting period. For much of the period, Geneva Capital Management LLC experienced an acute headwind given the manager’s quality focus and low-volatility bias. Beginning in the first quarter of 2026, Geneva underperformed because of the market disproportionately punishing perceived “AI losers” in the software and professional services spaces. Copeland Capital Management, LLC faced similar style headwinds, but was affected to a lesser degree by the ”SaaSpocalypse”―a term that describes the perceived threat of AI disrupting the software-as-a-service (SaaS) industry. LSV Asset Management was another large detractor from Fund performance as a result of the lack of exposure to the most expensive stocks in the small- and mid-cap universe. Finally, Jackson Creek Investment Advisors LLC and Axiom Investors LLC detracted from performance to a slightly lesser degrees, benefiting marginally from tailwinds to momentum stocks. However, both managers were hampered by the lack of exposure to the most speculative areas of the market.

At the sector level, information technology was the largest detractor from Fund performance for the reporting period, attributable mainly to the lack of exposure to a single stock–SanDisk Corporation–as its share price surged over the reporting period. Stock selection in the industrials and healthcare sectors also weighed on Fund performance. Sector allocation had a modestly positive impact on performance.

Average Annual Total Returns as of May 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Small/Mid Cap Equity Fund, Class A Shares	20.06%	4.83%	9.30%
S&P 500 Index (USD) (TR)Footnote Reference*	29.78%	14.15%	15.65%
Russell 2500 Index (USD)	37.96%	7.77%	11.84%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$804,080	459	$3,298	76%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Utilities	1.5%
Communication Services	2.5%
Cash Equivalent	2.9%
Materials	4.0%
Consumer Staples	4.1%
Energy	4.2%
Real Estate	4.5%
Health Care	10.2%
Consumer Discretionary	10.4%
Financials	14.9%
Information Technology	17.9%
Industrials	23.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AAON Inc	0.9%
RBC Bearings Inc	0.9%
TD SYNNEX Corp	0.9%
Littelfuse Inc	0.8%
Keysight Technologies Inc	0.7%
Casey's General Stores Inc	0.7%
Jazz Pharmaceuticals PLC	0.7%
Cirrus Logic Inc	0.7%
Sterling Infrastructure Inc	0.7%
Ensign Group Inc/The	0.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Small/Mid Cap Equity Fund

SEI Institutional Investments Trust/Class A Shares - SSMAX

Annual Shareholder Report: May 31, 2026

SSMAX-AR-2026

Annual Shareholder Report: May 31, 2026

U.S. Equity Factor Allocation Fund

SEI Institutional Investments Trust/Class A Shares - SEHAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the U.S. Equity Factor Allocation Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Factor Allocation Fund, Class A Shares	$1	0.01%

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

U.S. Equity Factor Allocation Fund, Class A Shares - $310,553
S&P 500 Index (USD) (TR)* - $323,836
Russell 3000 Index (USD) (TR)* - $308,139
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Apr/18
May/18
May/19
May/20
May/21
May/22
May/23
May/24
May/25
May/26

Table Summary
	U.S. Equity Factor Allocation Fund, Class A Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 3000 Index (USD) (TR)Footnote Reference*
Apr/18	$100,000	$100,000	$100,000
May/18	$101,700	$101,692	$102,083
May/19	$103,470	$105,539	$104,631
May/20	$110,927	$119,088	$116,625
May/21	$162,555	$167,102	$167,837
May/22	$162,724	$166,601	$161,654
May/23	$161,796	$171,469	$164,944
May/24	$207,463	$219,800	$210,440
May/25	$240,061	$249,524	$238,046
May/26	$310,553	$323,836	$308,139
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund performed in line with its benchmark, the Russell 3000 Index—which tracks the performance of the 3,000 largest U.S. companies representing approximately 96% of the investable U.S. equity market—for the 12-month period ending May 31, 2026.

Fund performance for the reporting period was bolstered by gains from the value strategy, which benefited from stock selection within information technology as attractively valued technology stocks participated in the continued artificial intelligence (AI) theme. The strategy’s performance also was enhanced by stock selection within the consumer discretionary and financials sectors.

The momentum strategy had a modestly positive impact on Fund performance for the period, benefiting from stock selection within financials. Stock selection in the information technology sector also bolstered performance. These gains were partially offset by relatively weaker stock selection in healthcare.

The quality strategy was the largest detractor from Fund performance, as its emphasis on stable, high-quality businesses limited exposure to some of the market's strongest-performing stocks during the reporting period. Stock selection in the information technology, industrials, and consumer discretionary sectors also weighed on performance.

The low volatility strategy also had a negative impact on Fund performance during the period. The strategy’s performance was hampered by stock selection in the information technology, industrials, and consumer discretionary sectors.

Average Annual Total Returns as of May 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
U.S. Equity Factor Allocation Fund, Class A Shares	29.36%	13.82%	15.01%
S&P 500 Index (USD) (TR)Footnote Reference*	29.78%	14.15%	15.61%
Russell 3000 Index (USD) (TR)Footnote Reference*	29.45%	12.92%	14.90%

Since its inception on April 26, 2018. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,880,131	421	$-	45%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Real Estate	0.2%
Cash Equivalent	0.8%
Materials	2.0%
Energy	2.2%
Utilities	2.8%
Consumer Staples	4.1%
Industrials	9.2%
Health Care	9.9%
Communication Services	10.7%
Financials	11.0%
Consumer Discretionary	11.2%
Information Technology	35.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	5.1%
NVIDIA Corp	4.8%
Microsoft Corp	3.7%
Alphabet Inc, Cl A	3.4%
Amazon.com Inc	2.2%
Micron Technology Inc	2.0%
Dell Technologies Inc, Cl C	1.4%
Broadcom Inc	1.4%
Meta Platforms Inc, Cl A	1.2%
Alphabet Inc, Cl C	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

U.S. Equity Factor Allocation Fund

SEI Institutional Investments Trust/Class A Shares - SEHAX

Annual Shareholder Report: May 31, 2026

SEHAX-AR-2026

Annual Shareholder Report: May 31, 2026

U.S. Managed Volatility Fund

SEI Institutional Investments Trust/Class A Shares - SVYAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the U.S. Managed Volatility Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Managed Volatility Fund, Class A Shares	$20	0.19%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

U.S. Managed Volatility Fund, Class A Shares - $253,288
S&P 500 Index (USD) (TR)* - $427,882
Russell 3000 Index (USD) (TR)* - $408,760
MSCI USA Minimum Volatility (USD) (NR)† - $248,297
MSCI USA Minimum Volatility Index (75%)/Russell 3000 Value Index (25%) - $271,925
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
May/16
May/17
May/18
May/19
May/20
May/21
May/22
May/23
May/24
May/25
May/26

Table Summary
	U.S. Managed Volatility Fund, Class A Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 3000 Index (USD) (TR)Footnote Reference*	MSCI USA Minimum Volatility (USD) (NR)Footnote Reference†	MSCI USA Minimum Volatility Index (75%)/Russell 3000 Value Index (25%)
May/16	$100,000	$100,000	$100,000	$100,000	$100,000
May/17	$113,928	$117,468	$117,691	$112,904	$114,134
May/18	$122,821	$134,365	$135,417	$121,839	$124,050
May/19	$131,540	$139,448	$138,797	$139,127	$137,990
May/20	$131,137	$157,349	$154,708	$147,453	$144,100
May/21	$168,648	$220,790	$222,643	$176,156	$182,009
May/22	$176,598	$220,129	$214,441	$180,186	$186,029
May/23	$169,970	$226,561	$218,805	$177,502	$182,547
May/24	$198,814	$290,420	$279,158	$207,645	$216,719
May/25	$226,490	$329,694	$315,778	$237,747	$245,798
May/26	$253,288	$427,882	$408,760	$248,297	$271,925
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the Russell 3000 Index—which tracks the performance of the 3,000 largest U.S. companies representing approximately 96% of the investable U.S. equity market—for the 12-month period ending May 31, 2026.

The Fund’s exposure to low-volatility stocks was the primary detractor from performance for the reporting period. Additionally, the Fund’s defensive sector positioning weighed on performance as the higher-beta (a measure of the volatility of a stock or other asset relative to a particular benchmark) sectors significantly outperformed the lower-beta sectors.

Among the Fund’s sub-advisers, LSV Asset Management underperformed due largely to the strategy’s tilt toward low-volatility stocks. An overweight allocation to the lower-beta consumer staples, health care, and utilities sectors, as well as an underweight to information technology, detracted from performance. This was partially offset by favorable sector allocation effects from underweights to consumer discretionary and real estate.

Acadian Asset Management underperformed by a wider margin during the period. The sub-adviser’s exposure to low-volatility stocks was the primary detractor from performance. Overweights to the consumer staples, healthcare and utilities sectors, as well as an underweight to information sectors contributed positively to performance. Stock selection in large-cap technology companies weighed on performance.

Regarding the use of derivatives over the reporting period, the Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This had a positive impact on Fund performance for the period.

Average Annual Total Returns as of May 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
U.S. Managed Volatility Fund, Class A Shares	11.83%	8.47%	9.74%
S&P 500 Index (USD) (TR)Footnote Reference*	29.78%	14.15%	15.65%
Russell 3000 Index (USD) (TR)Footnote Reference*	29.45%	12.92%	15.12%
MSCI USA Minimum Volatility (USD) (NR)Footnote Reference†	4.44%	7.11%	9.52%
MSCI USA Minimum Volatility Index (75%)/Russell 3000 Value Index (25%)	10.63%	8.36%	10.52%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$384,056	192	$578	69%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.1%
Real Estate	0.5%
Cash Equivalent	2.1%
Materials	2.4%
Industrials	3.8%
Energy	5.2%
Utilities	5.4%
Consumer Discretionary	5.8%
Financials	9.3%
Communication Services	10.0%
Consumer Staples	13.2%
Health Care	17.7%
Information Technology	24.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cisco Systems Inc	2.5%
Verizon Communications Inc	2.0%
Bristol-Myers Squibb Co	1.8%
AT&T Inc	1.8%
Exxon Mobil Corp	1.7%
Pfizer Inc	1.5%
Merck & Co Inc	1.4%
Altria Group Inc	1.2%
Johnson & Johnson	1.2%
Comcast Corp, Cl A	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

U.S. Managed Volatility Fund

SEI Institutional Investments Trust/Class A Shares - SVYAX

Annual Shareholder Report: May 31, 2026

SVYAX-AR-2026

Annual Shareholder Report: May 31, 2026

Global Managed Volatility Fund

SEI Institutional Investments Trust/Class A Shares - SGMAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Global Managed Volatility Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Managed Volatility Fund, Class A Shares	$26	0.24%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Global Managed Volatility Fund, Class A Shares - $254,026
MSCI ACWI ex USA Index (USD) (NR)* † - $255,206
MSCI World Index (USD) (NR)† - $342,237
MSCI World Minimum Volatility Index (USD) (NR)† - $200,628
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
May/16
May/17
May/18
May/19
May/20
May/21
May/22
May/23
May/24
May/25
May/26

Table Summary
	Global Managed Volatility Fund, Class A Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI World Index (USD) (NR)Footnote Reference†	MSCI World Minimum Volatility Index (USD) (NR)Footnote Reference†
May/16	$100,000	$100,000	$100,000	$100,000
May/17	$113,497	$118,243	$116,423	$110,310
May/18	$121,906	$129,679	$129,891	$116,721
May/19	$125,731	$121,562	$129,514	$127,740
May/20	$124,368	$117,388	$138,315	$132,328
May/21	$154,125	$167,602	$194,507	$154,820
May/22	$160,675	$146,808	$185,139	$152,897
May/23	$159,681	$144,745	$188,975	$151,435
May/24	$184,978	$168,980	$236,066	$168,366
May/25	$217,914	$192,217	$268,446	$197,332
May/26	$254,026	$255,206	$342,237	$200,628
Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the MSCI World Index (Net)―which tracks the performance of the large- and mid-cap segments of equity markets across 23 developed-market countries―for the 12-month period ending May 31, 2026.

The Fund’s exposure to low-volatility stocks was the primary detractor from performance for the reporting period, though positions in value stocks had a positive impact. Additionally, the Fund’s defensive sector positioning weighed on performance as the higher-beta (a measure of the volatility of a stock or other asset relative to a particular benchmark) sectors significantly outperformed the lower-beta sectors.

Portfolio construction that was not weighted by market capitalization was a common detractor among the Fund’s sub-advisers during the reporting period. LSV Asset Management slightly underperformed due largely to the strategy’s tilt toward low-volatility stocks, though favorable selection among these stocks helped to offset some of the performance headwinds. Additionally, exposure to value stocks benefited performance during the period. Overweight allocations to the consumer staples, healthcare, and financials sectors, as well as an underweight to information technology, detracted from performance. This was partially offset by favorable sector allocation effects from underweights to the consumer discretionary and real estate sectors.

Acadian Asset Management underperformed by a wider margin during the period. The sub-adviser’s more pronounced exposure to low-volatility stocks was the primary detractor from performance. Large overweights to the consumer staples and healthcare sectors, as well as underweights to energy and information technology, hampered performance. However, an overweight to communication services and underweight to the consumer discretionary and financials sectors contributed positively to performance. Stock selection in large-cap technology companies weighed on performance.

Regarding the use of derivatives over the reporting period, the Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This had a positive impact on Fund performance for the period.

Average Annual Total Returns as of May 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Global Managed Volatility Fund, Class A Shares	16.57%	10.51%	9.77%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	32.77%	8.77%	9.82%
MSCI World Index (USD) (NR)Footnote Reference†	27.49%	11.96%	13.09%
MSCI World Minimum Volatility Index (USD) (NR)Footnote Reference†	1.67%	5.32%	7.21%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,817,286	529	$3,975	43%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Forward Contracts	-0.1%
Futures Contracts	0.0%
Other Countries	6.3%
Singapore	1.2%
Hong Kong	2.2%
France	2.2%
Netherlands	2.3%
Spain	2.4%
Italy	2.4%
Sweden	3.1%
United Kingdom	3.4%
Switzerland	3.5%
Canada	5.3%
Japan	7.2%
United States	56.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cisco Systems Inc	2.4%
Verizon Communications Inc	1.6%
AT&T Inc	1.3%
Johnson & Johnson	1.3%
Alphabet Inc, Cl A	1.2%
Novartis AG	1.1%
Eni SpA	1.1%
Endesa SA	1.1%
Altria Group Inc	1.1%
Bristol-Myers Squibb Co	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Global Managed Volatility Fund

SEI Institutional Investments Trust/Class A Shares - SGMAX

Annual Shareholder Report: May 31, 2026

SGMAX-AR-2026

Annual Shareholder Report: May 31, 2026

World Equity Ex-US Fund

SEI Institutional Investments Trust/Class A Shares - WEUSX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the World Equity Ex-US Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
World Equity Ex-US Fund, Class A Shares	$32	0.28%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

World Equity Ex-US Fund, Class A Shares - $261,038
MSCI ACWI ex USA Index (USD) (NR)* † - $255,206
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
May/16
May/17
May/18
May/19
May/20
May/21
May/22
May/23
May/24
May/25
May/26

Table Summary
	World Equity Ex-US Fund, Class A Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†
May/16	$100,000	$100,000
May/17	$119,284	$118,243
May/18	$133,121	$129,679
May/19	$123,345	$121,562
May/20	$122,112	$117,388
May/21	$176,305	$167,602
May/22	$154,213	$146,808
May/23	$148,863	$144,745
May/24	$178,206	$168,980
May/25	$204,786	$192,217
May/26	$261,038	$255,206
Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

How did the Fund perform in the last year?

The Fund underperformed its benchmark, the MSCI ACWI ex USA Index—which measures the performance of developed and emerging market equities outside the United States—over the 12-month period ended May 31, 2026.

Global equity markets delivered notable gains during the reporting period, coinciding with one of the most pronounced risk-on cyclical rallies in recent history. From a factor perspective, value and momentum generated robust performance, while quality stocks significantly underperformed. The market broadly favored higher-volatility, cyclical industries tied to the artificial intelligence (AI) theme.

In this type of environment, we would expect the Fund to lag its benchmark. Although the Fund maintains overweight positions in value and momentum stocks, the underlying managers generally exhibit a structural bias toward higher-quality companies and more stable industries, making the environment particularly challenging from a relative performance standpoint.

At the sub-adviser level, the most significant detractor from Fund performance was Lazard Asset Management’s (Lazard) international quality growth strategy, which substantially underperformed as its high-quality holdings fell out of favor and its exposure to companies perceived as "AI losers" weighed on results. Brickwood Asset Management LLP also underperformed, reflecting its defensive value orientation. On the positive side, Pzena Investment Management, LLC, Lazard’s 130/30 momentum strategy, and Acadian Asset Management LLC all outperformed, benefiting from the strong value and momentum tailwinds during the period.

From an industry perspective, the Fund faced considerable headwinds over the reporting period. Most notably, the overweight allocation to professional services and the underweight to semiconductor manufacturers detracted from relative performance. Regional and country positioning was also a headwind, though this was driven largely by the industry composition prevalent in Emerging Asia, particularly semiconductor manufacturers. The Fund maintains an underweight to the three dominant Asian AI-related names—TSMC, SK Hynix, and Samsung—all of which garnered substantial positive returns over the period.

Average Annual Total Returns as of May 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
World Equity Ex-US Fund, Class A Shares	27.47%	8.17%	10.07%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	32.77%	8.77%	9.82%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$9,261,579	1,522	$21,651	69%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Total Return Swaps	-0.2%
Futures Contracts	0.0%
Other Countries	26.9%
U.S. Treasury Obligations	2.9%
Brazil	3.0%
Switzerland	3.1%
Canada	3.6%
Netherlands	5.4%
South Korea	6.0%
France	6.0%
China	6.6%
Taiwan	7.0%
Germany	7.4%
United Kingdom	8.8%
Japan	11.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bills	2.9%
Taiwan Semiconductor Manufacturing Co Ltd	2.6%
Samsung Electronics Co Ltd	1.7%
SK hynix Inc	1.1%
AIA Group Ltd	1.1%
Ambev SA	0.9%
Teleperformance SE	0.9%
Murata Manufacturing Co Ltd	0.9%
ASML Holding NV, Cl G	0.8%
ING Groep NV	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

The Fund terminated Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust (formerly Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust) during the reporting period. Acadian Asset Management LLC transitioned from a long-only mandate to a 130/30 strategy in January 2026.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

World Equity Ex-US Fund

SEI Institutional Investments Trust/Class A Shares - WEUSX

Annual Shareholder Report: May 31, 2026

WEUSX-AR-2026

Annual Shareholder Report: May 31, 2026

Screened World Equity Ex-US Fund

SEI Institutional Investments Trust/Class A Shares - SSEAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Screened World Equity Ex-US Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Screened World Equity Ex-US Fund, Class A Shares	$40	0.36%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Screened World Equity Ex-US Fund, Class A Shares - $286,009
MSCI ACWI ex USA Index (USD) (NR)* † - $255,206
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
May/16
May/17
May/18
May/19
May/20
May/21
May/22
May/23
May/24
May/25
May/26

Table Summary
	Screened World Equity Ex-US Fund, Class A Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†
May/16	$100,000	$100,000
May/17	$123,986	$118,243
May/18	$140,407	$129,679
May/19	$131,185	$121,562
May/20	$131,406	$117,388
May/21	$195,184	$167,602
May/22	$173,735	$146,808
May/23	$169,307	$144,745
May/24	$199,672	$168,980
May/25	$228,971	$192,217
May/26	$286,009	$255,206
Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

How did the Fund perform in the last year?

  The Fund underperformed its benchmark, the MSCI ACWI ex USA Index (USD) (NR)—which tracks the performance of both developed-market and emerging market countries, excluding the United States—for the 12-month period ending May 31, 2026.

  Global equity markets delivered notable gains during the reporting period, coinciding with one of the most pronounced risk-on cyclical rallies in recent history. From a factor perspective, value and momentum generated robust performance, while quality stocks significantly underperformed. The market broadly favored higher-volatility, cyclical industries tied to the artificial intelligence (AI) theme.

  In this type of environment, we would expect the Fund to lag its benchmark. Although the Fund maintains overweight positions in value and momentum stocks, the underlying managers generally exhibit a structural bias toward higher-quality companies and more stable industries, making the environment particularly challenging from a relative performance standpoint.

  At the sub-adviser level, the most significant detractor from Fund performance was Lazard Asset Management’s (Lazard) international quality growth strategy, which substantially underperformed as its high-quality holdings fell out of favor and its exposure to companies perceived as "AI losers" weighed on results. Brickwood Asset Management also underperformed, reflecting its defensive value orientation. On the positive side, Pzena Investment Management LLC, Lazard’s 130/30 momentum strategy, and Acadian Asset Management LLC all outperformed, benefiting from the strong value and momentum tailwinds during the period.

  From an industry perspective, the Fund faced considerable headwinds over the reporting period. Most notably, the overweight allocation to professional services and the underweight to semiconductors detracted from relative performance. Regional and country positioning was also a headwind to Fund performance, though this was driven largely by the industry composition prevalent in Emerging Asia, particularly semiconductor manufacturers. The Fund maintains an underweight to the three dominant Asian AI-related names—TSMC, SK Hynix, and Samsung—all of which garnered substantial positive returns over the period.

Average Annual Total Returns as of May 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Screened World Equity Ex-US Fund, Class A Shares	24.91%	7.94%	11.08%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	32.77%	8.77%	9.82%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$169,432	874	$382	102%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Total Return Swaps	-0.4%
Futures Contracts	0.0%
Other Countries	23.7%
Brazil	2.6%
United States	2.8%
South Korea	4.9%
Netherlands	4.9%
Switzerland	5.4%
China	5.7%
Germany	6.4%
Canada	6.4%
France	6.4%
Taiwan	6.8%
United Kingdom	8.0%
Japan	13.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co Ltd	2.6%
Samsung Electronics Co Ltd	1.5%
SK hynix Inc	1.3%
ASML Holding NV, Cl G	1.0%
Murata Manufacturing Co Ltd	1.0%
ABB Ltd	1.0%
AIA Group Ltd	1.0%
Teleperformance SE	0.9%
Tencent Holdings Ltd	0.9%
Ambev SA	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

The Fund added Pzena Investment Management LLC as a sub-adviser in January 2026.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Screened World Equity Ex-US Fund

SEI Institutional Investments Trust/Class A Shares - SSEAX

Annual Shareholder Report: May 31, 2026

SSEAX-AR-2026

Annual Shareholder Report: May 31, 2026

Emerging Markets Equity Fund

SEI Institutional Investments Trust/Class A Shares - SMQFX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Emerging Markets Equity Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund, Class A Shares	$81	0.63%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Emerging Markets Equity Fund, Class A Shares - $306,763
MSCI ACWI ex USA Index (USD) (NR)* † - $255,206
MSCI EFM (Emerging+Frontier Markets) Index (USD) (NR)† - $274,094
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
May/16
May/17
May/18
May/19
May/20
May/21
May/22
May/23
May/24
May/25
May/26

Table Summary
	Emerging Markets Equity Fund, Class A Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI EFM (Emerging+Frontier Markets) Index (USD) (NR)Footnote Reference†
May/16	$100,000	$100,000	$100,000
May/17	$121,620	$118,243	$127,086
May/18	$136,660	$129,679	$144,680
May/19	$122,191	$121,562	$132,343
May/20	$115,913	$117,388	$126,381
May/21	$178,908	$167,602	$190,500
May/22	$155,340	$146,808	$152,905
May/23	$147,830	$144,745	$139,912
May/24	$175,413	$168,980	$157,271
May/25	$195,541	$192,217	$177,885
May/26	$306,763	$255,206	$274,094
Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the MSCI EFM (Emerging + Frontier Markets) Index (USD)  (NR)―which tracks the performance of large- and mid-cap stocks across 23 emerging-market countries and 24 frontier-market countries―for the 12-month period ending May 31, 2026.

Emerging-market stocks surged over the reporting period on the back of strong artificial intelligence (AI)-driven earnings growth led by gains in Korea and Taiwan, where memory chipmakers benefited from AI data center demand. Markets also were bolstered by a weakening U.S. dollar as a result of concerns over U.S. fiscal health and prospects of lower interest rates. This coincided with strong gains for copper and precious metals that benefited metals-exporting countries. Value led all alpha sources (the investment approach that an active investment manager takes in an effort to generate excess returns relative to a benchmark) due to the outperformance of cheap chipmaker stocks and commodity exporters, while momentum also outperformed on continuation of AI’s outperformance. Quality underperformed as high-quality software companies faced AI disruption concerns and negative sentiment weighed on high-quality Indian stocks. The Fund’s value bias contributed to performance.

Among the Fund’s sub-advisers, Robeco Institutional Asset Management US Inc. outperformed due mainly to the value tailwind, and an overweight allocation to Korean chipmakers. Causeway Capital Management LLC benefited from both value and momentum inputs to its multi-factor quant investment process, yielding strong results from information technology (IT) and Korea. JOHCM (USA) Inc. lagged the Fund’s benchmark due to an overweight to small-cap stocks as large-cap IT stocks outperformed. RWC Asset Advisors (US) LLC also underperformed the Fund’s benchmark due to a similar large-cap underweight, although the manager outperformed the MSCI EFM Emerging+Frontier Markets) Index benchmark on strong stock selection. WCM Investment Management, which was terminated as a sub-adviser in March 2026, and its quality factor replacement, Skerryvore Asset Management Ltd., both detracted from performance in line with headwinds to quality.

The Fund’s use of derivatives did not have a meaningful impact on performance for the reporting period.

Average Annual Total Returns as of May 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Emerging Markets Equity Fund, Class A Shares	56.88%	11.39%	11.86%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	32.77%	8.77%	9.82%
MSCI EFM (Emerging+Frontier Markets) Index (USD) (NR)Footnote Reference†	54.08%	7.55%	10.61%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$737,934	390	$3,550	87%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Forward Contracts	0.0%
Futures Contracts	0.0%
Other Countries	18.0%
Philippines	1.8%
Vietnam	1.9%
Kazakhstan	2.0%
Indonesia	2.1%
Mexico	2.4%
Nigeria	2.6%
South Africa	3.8%
Brazil	4.1%
India	6.0%
China	14.4%
Taiwan	18.5%
South Korea	20.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co Ltd	7.1%
Samsung Electronics Co Ltd	5.7%
SK Square Co Ltd	2.8%
SK hynix Inc	2.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.2%
Contemporary Amperex Technology Co Ltd, Cl A	1.4%
Naspers Ltd, Cl N	1.3%
Tencent Holdings Ltd	1.2%
Samsung Electronics Co Ltd, Preference	1.1%
Hana Financial Group Inc	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

The Fund hired Skerryvore Asset Management in February 2026, and terminated WCM Investment Management in March 2026.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Emerging Markets Equity Fund

SEI Institutional Investments Trust/Class A Shares - SMQFX

Annual Shareholder Report: May 31, 2026

SMQFX-AR-2026

Annual Shareholder Report: May 31, 2026

Opportunistic Income Fund

SEI Institutional Investments Trust/Class A Shares - ENIAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Opportunistic Income Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Income Fund, Class A Shares	$29	0.28%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Opportunistic Income Fund, Class A Shares - $153,572
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $118,364
ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index - $128,097
$170,000
$160,000
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
May/16
May/17
May/18
May/19
May/20
May/21
May/22
May/23
May/24
May/25
May/26

Table Summary
	Opportunistic Income Fund, Class A Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index
May/16	$100,000	$100,000	$100,000
May/17	$104,569	$101,579	$100,827
May/18	$108,083	$101,198	$102,261
May/19	$112,297	$107,675	$104,859
May/20	$112,047	$117,813	$107,296
May/21	$119,997	$117,336	$107,596
May/22	$118,832	$107,689	$107,663
May/23	$124,114	$105,381	$111,022
May/24	$136,257	$106,757	$117,116
May/25	$145,872	$112,585	$122,987
May/26	$153,572	$118,364	$128,097
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index―which tracks the performance of a synthetic asset paying a deposit offered rate to the stated maturity—for the 12-month period ending May 31, 2026.

The Federal Reserve (Fed) cut its benchmark interest rate by a cumulative total of 75 basis points (0.75%) during the final four months of 2025, and maintained the rate in a range of 3.50%-3.75% through the first five months of 2026. This pause occurred as inflation remained above the central bank’s 2% target and geopolitical tensions involving the U.S.-Israel-Iran war in the Middle East contributed to higher oil prices.

Fund performance during the reporting period benefited from an overweight allocation to securitized sectors such as asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), and residential mortgage-backed securities (RMBS). Within the ABS sector, Fund managers favored a variety of collateral types, including franchises, student loans, and collateralized loan obligations (CLOs), all of which contributed positively to performance. Positioning in RMBS comprised primarily non-agency securities, which benefited Fund performance as home prices remained elevated. Additionally, an allocation to short-term corporate bonds bolstered Fund performance as fundamentals remained solid, while an allocation to bank loans also had a positive impact. All three of the Fund’s sub-advisers outperformed the benchmark for the reporting period. Manulife Investment Management (US) LLC benefited from its allocations to securitized sectors, Wellington Management Company LLP’s performance was enhanced by positioning in short-term corporate bonds and exposure to auto loan and credit card ABS. Ares Capital Management II LLC outperformed due to its allocation to bank loans.

The Fund’s use of derivatives had no material impact on performance during the period.

Average Annual Total Returns as of May 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Opportunistic Income Fund, Class A Shares	5.28%	5.06%	4.38%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	5.13%	0.17%	1.70%
ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index	4.15%	3.55%	2.51%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$384,854	891	$927	47%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Food Service	0.0%
Consumer Staples	0.1%
Municipal Bonds	0.1%
Communication Services	0.2%
Energy	0.2%
Real Estate	0.2%
Commercial Paper	0.3%
Warrants	0.3%
Materials	0.4%
Repurchase Agreement	0.5%
Utilities	0.5%
Health Care	0.6%
Industrials	0.8%
Consumer Discretionary	1.6%
U.S. Treasury Obligations	1.8%
Financials	2.0%
Cash Equivalent	3.3%
Asset-Backed Securities	27.4%
Mortgage-Backed Securities	29.8%
Loan Participations	31.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2, TSFR1M + 2.014%	5.599%	05/25/58	0.8%
U.S. Treasury Bills	3.506%	12/24/26	0.6%
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B, SOFR30A + 3.500%	7.112%	05/25/43	0.5%
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1B, SOFR30A + 3.100%	6.708%	03/25/43	0.5%
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1B, SOFR30A + 2.900%	6.512%	04/25/42	0.5%
U.S. Treasury Bills	3.620%	07/21/26	0.5%
Hyundai Capital America	5.450%	06/24/26	0.5%
Barings CLO, Ser 2019-3A, Cl A1RR, TSFR3M + 1.140%	4.815%	01/20/36	0.5%
STAR Trust, Ser 2025-SFR6, Cl A, TSFR1M + 1.400%	5.028%	08/17/42	0.5%
FHLMC STACR REMIC Trust, Ser 2023-HQA3, Cl A1, SOFR30A + 1.850%	5.462%	11/25/43	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents and Repurchase Agreements are not shown in the top ten holdings.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Opportunistic Income Fund

SEI Institutional Investments Trust/Class A Shares - ENIAX

Annual Shareholder Report: May 31, 2026

ENIAX-AR-2026

Annual Shareholder Report: May 31, 2026

Core Fixed Income Fund

SEI Institutional Investments Trust/Class A Shares - SCOAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Core Fixed Income Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund, Class A Shares	$11	0.11%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Core Fixed Income Fund, Class A Shares - $123,598
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $118,364
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
May/16
May/17
May/18
May/19
May/20
May/21
May/22
May/23
May/24
May/25
May/26

Table Summary
	Core Fixed Income Fund, Class A Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
May/16	$100,000	$100,000
May/17	$102,509	$101,579
May/18	$102,690	$101,198
May/19	$109,592	$107,675
May/20	$120,748	$117,813
May/21	$121,956	$117,336
May/22	$111,562	$107,689
May/23	$109,151	$105,381
May/24	$110,889	$106,757
May/25	$117,429	$112,585
May/26	$123,598	$118,364
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund modestly outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR)—which tracks the performance of fixed-rate, publicly issued, non-investment-grade bonds—for the 12-month period ending May 31, 2026.

The Federal Reserve (Fed) cut its benchmark interest rate by a cumulative total of 75 basis points (0.75%) during the final four months of 2025, and maintained the rate in a range of 3.50%-3.75% through the first five months of 2026. This pause occurred as inflation remained above the central bank’s 2% target and geopolitical tensions involving the U.S.-Israel-Iran war in the Middle East contributed to higher oil prices.

An overweight allocation to and security selection in agency mortgage-backed securities (MBS) contributed positively to performance, with the Fund’s managers generally preferring specified pools over to-be-announced (TBA) positions (trades of MBS made without initially detailing the exact securities involved). Positioning within the corporate sector saw mixed performance. An underweight allocation to corporate credit weighed on performance as spreads remained tight; however, this was partially offset by security selection in the financial sector. Additionally, yield-curve positioning was a modest detractor from Fund performance. An overweight to commercial-backed securities (CMBS) also contributed to Fund performance, as the managers favored senior tranches. Within asset-backed securities (ABS), Fund performance was bolstered by security selection in auto, loans and credit cards, as well as allocations to AAA-rated collateralized loan obligations (CLOs). Duration and yield-curve positioning had a mixed impact on performance.

Among the Fund’s sub-advisers, Metropolitan West Asset Management, LLC benefited from an overweight to agency MBS and other securitized sectors, though this was partially offset by an underweight to corporates. Allspring Global Investments, LLC was supported by security selection in corporates and securitized sectors. MetLife Investment Management LLC also performed well due to an overweight to agency MBS and a modest overweight to corporates. Jennison Associates LLC’s underperformance versus the benchmark was attributable primarily to an underweight to corporates.

The Fund’s use of derivatives had no material impact on performance during the period.

Average Annual Total Returns as of May 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Core Fixed Income Fund, Class A Shares	5.25%	0.27%	2.14%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	5.13%	0.17%	1.70%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$9,990,130	3,125	$8,714	260%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Written Swaptions	0.0%
Purchased Swaption	0.0%
U.S. Government Agency Obligation	0.0%
Futures Contracts	0.0%
Municipal Bonds	0.1%
Materials	0.4%
Sovereign Debt	0.5%
Real Estate	0.8%
Consumer Staples	1.0%
Consumer Discretionary	1.1%
Energy	1.2%
Information Technology	1.8%
Industrials	2.1%
Communication Services	2.2%
Health Care	2.3%
Utilities	3.6%
Cash Equivalent	5.2%
Financials	7.1%
Asset-Backed Securities	7.2%
U.S. Treasury Obligations	34.7%
Mortgage-Backed Securities	37.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.875%	04/30/31	4.0%
U.S. Treasury Notes	3.750%	04/30/28	3.5%
U.S. Treasury Bonds	5.000%	05/15/56	1.7%
U.S. Treasury Notes	3.875%	05/15/29	1.6%
UMBS	5.000%	06/15/56	1.5%
U.S. Treasury Bonds	4.625%	02/15/46	1.5%
U.S. Treasury Notes	4.000%	05/31/28	1.5%
U.S. Treasury Notes	4.375%	05/15/36	1.4%
UMBS	3.500%	06/15/56	1.3%
U.S. Treasury Notes	4.250%	01/15/28	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Core Fixed Income Fund

SEI Institutional Investments Trust/Class A Shares - SCOAX

Annual Shareholder Report: May 31, 2026

SCOAX-AR-2026

Annual Shareholder Report: May 31, 2026

High Yield Bond Fund

SEI Institutional Investments Trust/Class A Shares - SGYAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the High Yield Bond Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund, Class A Shares	$29	0.28%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

High Yield Bond Fund, Class A Shares - $187,438
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $118,364
ICE BofA U.S. High Yield Constrained Index (USD) - $175,414
$220,000
$200,000
$180,000
$160,000
$140,000
$120,000
$100,000
$80,000
May/16
May/17
May/18
May/19
May/20
May/21
May/22
May/23
May/24
May/25
May/26

Table Summary
	High Yield Bond Fund, Class A Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA U.S. High Yield Constrained Index (USD)
May/16	$100,000	$100,000	$100,000
May/17	$115,052	$101,579	$113,843
May/18	$119,180	$101,198	$116,453
May/19	$125,515	$107,675	$122,701
May/20	$120,832	$117,813	$123,072
May/21	$148,478	$117,336	$141,693
May/22	$143,888	$107,689	$134,602
May/23	$142,162	$105,381	$134,375
May/24	$159,655	$106,757	$149,402
May/25	$175,057	$112,585	$163,261
May/26	$187,438	$118,364	$175,414
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund performed in line with its benchmark, the ICE BofA U.S. High Yield Constrained Index―which tracks the performance of U.S. dollar-denominated below-investment-grade corporate debt publicly issued in the U.S. domestic market―over the 12-month period ending May 31, 2026.

Positive contributors to Fund performance for the reporting period included an overweight allocation to and security selection in the healthcare sector, as well as security selection in technology and electronics, and telecommunications. Fund performance was hampered by security selection in the basic industry sector, along with an underweight to and selection in retail, and an overweight to and selection in transportation. The Fund’s longstanding allocation to structured credit, managed internally by SIMC, underperformed the broader high-yield market over the period.

Among the Fund’s sub-advisers, Ares Capital Management II LLC underperformed due to an overweight to and security selection in the transportation sector, as well as security selection in capital goods. Benefit Street Partners LLC’s outperformance was attributable to security selection in technology and electronics and both an overweight to and selection in telecommunications. Brigade Capital Management, LP outperformed due to an overweight to and security selection in the healthcare sector and security selection in media. J.P. Morgan Investment Management Inc. benefited from security selection in the media and telecommunications sectors. Since its appointment as a Fund sub-adviser in the fourth quarter of 2025, Blackstone Credit Systematic Strategies LLC outperformed due to an underweight to and security selection in the media and insurance sectors. Finally, as previously noted, SIMC detracted from performance as the manager underperformed the broader high-yield market over the period.

The Fund’s use of derivatives did not have a material impact on Fund performance over the reporting period.

Average Annual Total Returns as of May 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
High Yield Bond Fund, Class A Shares	7.07%	4.77%	6.48%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	5.13%	0.17%	1.70%
ICE BofA U.S. High Yield Constrained Index (USD)	7.44%	4.36%	5.78%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$2,107,747	1,453	$5,354	68%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Forward	0.0%
Futures Contracts	0.0%
Warrants	0.1%
Warrants	0.1%
U.S. Treasury Obligations	0.4%
Preferred Stock	0.5%
Consumer Staples	2.6%
Utilities	2.8%
Cash Equivalent	3.5%
Real Estate	3.7%
Information Technology	5.6%
Materials	5.9%
Loan Participations	6.0%
Health Care	7.9%
Asset-Backed Securities	8.0%
Financials	8.9%
Industrials	9.0%
Energy	9.4%
Consumer Discretionary	12.2%
Communication Services	13.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
NRG Energy	6.250%	11/01/34	0.6%
1261229 BC	10.000%	04/15/32	0.6%
Voya CLO, Ser 2026-2A, Cl SUB	0.000%	07/15/39	0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital	5.500%	04/01/63	0.5%
Akumin	9.750%	08/31/31	0.4%
Benefit Street Partners CLO 47, Ser 2026-47A, Cl SUB	0.000%	04/15/39	0.4%
Radiology Partners	8.500%	07/15/32	0.4%
Level 3 Financing	6.875%	06/30/33	0.4%
Rithm Capital	8.000%	07/15/30	0.4%
Cornerstone Chemical Co LLC	10.000%	05/07/29	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

In the fourth quarter of 2025, the Fund added Blackstone Credit Systematic Strategies LLC as a sub-adviser and removed T. Rowe Price Associates.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

High Yield Bond Fund

SEI Institutional Investments Trust/Class A Shares - SGYAX

Annual Shareholder Report: May 31, 2026

SGYAX-AR-2026

Annual Shareholder Report: May 31, 2026

Long Duration Fund

SEI Institutional Investments Trust/Class A Shares - LDRAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Long Duration Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long Duration Fund, Class A Shares	$14	0.14%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Long Duration Fund, Class A Shares - $121,591
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $118,364
70/30 Bloomberg U.S. Long Credit/U.S. Long Govt - $116,902
$160,000
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
May/16
May/17
May/18
May/19
May/20
May/21
May/22
May/23
May/24
May/25
May/26

Table Summary
	Long Duration Fund, Class A Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	70/30 Bloomberg U.S. Long Credit/U.S. Long Govt
May/16	$100,000	$100,000	$100,000
May/17	$104,406	$101,579	$103,786
May/18	$105,366	$101,198	$104,491
May/19	$116,128	$107,675	$114,838
May/20	$140,337	$117,813	$136,208
May/21	$139,224	$117,336	$133,529
May/22	$118,808	$107,689	$113,796
May/23	$111,899	$105,381	$107,429
May/24	$111,390	$106,757	$107,222
May/25	$114,192	$112,585	$109,435
May/26	$121,591	$118,364	$116,902
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund modestly underperformed its benchmark, a 70%/30% blend of the Bloomberg U.S. Long Credit Index and the Bloomberg U.S. Long Government Index, for the 12-month period ending May 31, 2026.

The Federal Reserve (Fed) cut its benchmark interest rate by a cumulative total of 75 basis points (0.75%) during the final four months of 2025, and maintained the rate in a range of 3.50%-3.75% through the first five months of 2026. This pause occurred as inflation remained above the central bank’s 2% target and geopolitical tensions involving the U.S.-Israel-Iran war in the Middle East contributed to higher oil prices. Corporate credit spreads tightened during the period as fundamentals remained solid and relatively high yields supported demand.

Fund performance for the reporting period was hampered by an overweight allocation to U.S. Treasurys and an underweight to corporate credit, which outperformed  due to solid fundamentals and relatively high yields. Security selection within corporates contributed positively to performance, particularly in utilities, industrials, and financials. The Fund’s sub-advisers saw mixed performance over the period, with Income Research + Management (Income Research) performing in line with the benchmark and the other managers underperforming. Income Research benefited from security selection and a modest overweight to corporate bonds, although underweights to U.S. Treasurys and non-corporate bonds detracted from performance. Legal & General Investment Management America Inc.’s underperformance was attributable to security selection in the corporate sector and an overweight to Treasurys. Jennison Associates LLC underperformed due to an overweight to Treasurys and an underweight to corporate bonds. Metropolitan West Asset Management LLC’s underperformance was due to an overweight to Treasurys. This was partially offset by the positive impact of security selection in financials.

The Fund’s use of derivatives had no material impact on performance during the period.

Average Annual Total Returns as of May 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Long Duration Fund, Class A Shares	6.48%	-2.67%	1.97%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	5.13%	0.17%	1.70%
70/30 Bloomberg U.S. Long Credit/U.S. Long Govt	6.82%	-2.62%	1.57%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$768,179	1,023	$753	131%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.1%
Mortgage-Backed Securities	0.1%
U.S. Government Agency Obligations	0.4%
Real Estate	0.8%
Municipal Bonds	1.2%
Materials	1.2%
Sovereign Debt	1.5%
Cash Equivalent	2.3%
Consumer Staples	2.8%
Consumer Discretionary	3.1%
Information Technology	5.2%
Energy	5.4%
Industrials	6.3%
Communication Services	8.2%
Health Care	9.8%
Financials	10.0%
Utilities	10.6%
U.S. Treasury Obligations	33.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	5.000%	05/15/56	4.8%
U.S. Treasury Notes	4.375%	05/15/36	3.1%
U.S. Treasury Bonds	2.000%	02/15/50	2.8%
U.S. Treasury Bonds	4.875%	08/15/45	1.9%
U.S. Treasury Bonds	5.000%	05/15/46	1.4%
U.S. Treasury Bonds	4.750%	02/15/56	1.2%
U.S. Treasury Bonds	4.375%	08/15/43	1.2%
U.S. Treasury Bonds	4.625%	11/15/44	1.1%
U.S. Treasury Bonds	2.250%	08/15/46	1.0%
U.S. Treasury Bonds	4.750%	08/15/55	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Long Duration Fund

SEI Institutional Investments Trust/Class A Shares - LDRAX

Annual Shareholder Report: May 31, 2026

LDRAX-AR-2026

Annual Shareholder Report: May 31, 2026

Long Duration Credit Fund

SEI Institutional Investments Trust/Class A Shares - SLDAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Long Duration Credit Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long Duration Credit Fund, Class A Shares	$14	0.14%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Long Duration Credit Fund, Class A Shares - $123,125
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $118,364
Bloomberg Long A+ U.S. Credit Index (USD) - $119,108
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
May/16
May/17
May/18
May/19
May/20
May/21
May/22
May/23
May/24
May/25
May/26

Table Summary
	Long Duration Credit Fund, Class A Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg Long A+ U.S. Credit Index (USD)
May/16	$100,000	$100,000	$100,000
May/17	$104,627	$101,579	$103,803
May/18	$105,298	$101,198	$104,498
May/19	$115,304	$107,675	$114,262
May/20	$136,602	$117,813	$133,300
May/21	$137,319	$117,336	$133,346
May/22	$117,095	$107,689	$113,297
May/23	$110,849	$105,381	$107,430
May/24	$112,022	$106,757	$108,566
May/25	$114,935	$112,585	$110,965
May/26	$123,125	$118,364	$119,108
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund modestly underperformed its benchmark, the Bloomberg Long A+ U.S. Credit Index—which tracks the performance of highly rated corporate and international dollar-denominated bonds with a remaining maturity of 10 years or more—for the 12-month period ending May 31, 2026.

The Federal Reserve (Fed) cut its benchmark interest rate by a cumulative total of 75 basis points (0.75%) during the final four months of 2025, and maintained the rate in a range of 3.50%-3.75% through the first five months of 2026. This pause occurred as inflation remained above the central bank’s 2% target and geopolitical tensions involving the U.S.-Israel-Iran war in the Middle East contributed to higher oil prices. Corporate credit spreads tightened during the period as fundamentals remained solid and relatively high yields supported demand.

Fund performance for the reporting period was hampered by an off-benchmark allocation to U.S. Treasurys, which lagged as corporate bonds and other spread sectors generated outperformed. Security selection in corporates had a mostly positive impact on performance while positioning in the sector also contributed, given overweight positions in both utilities and financials. An allocation to BBB-rated bonds bolstered Fund performance, with lower-quality securities outperforming higher-quality issues. The Fund’s sub-advisers saw mixed performance for the period. Legal & General Investment Management America, Inc. underperformed the benchmark but benefited from overweight positions in financials and utilities; however, security selection in financials and industrials detracted from performance. Metropolitan West Asset Management, LLC modestly outperformed due to security selection in financials and utilities. Income Research + Management slightly underperformed for the period, attributable to security selection in utilities, which was partially offset by the positive impact of an overweight to the sector. MetLife Investment Management, LLC’s performance lagged due to an off-benchmark allocation to U.S. Treasurys, which was partially offset by an off-benchmark allocation to BBB-rated corporates. Jennison Associates LLC also underperformed due to its conservative positioning within the corporate sector as credit spreads tightened further.

The Fund’s use of derivatives had no material impact on performance during the period.

Average Annual Total Returns as of May 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Long Duration Credit Fund, Class A Shares	7.13%	-2.16%	2.10%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	5.13%	0.17%	1.70%
Bloomberg Long A+ U.S. Credit Index (USD)	7.34%	-2.23%	1.76%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$2,914,568	1,130	$3,695	101%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Loan Participation	0.0%
Futures Contracts	0.0%
Cash Equivalent	0.9%
Real Estate	0.9%
Sovereign Debt	1.1%
Materials	1.2%
Municipal Bonds	3.1%
Consumer Staples	4.1%
Consumer Discretionary	4.2%
Energy	5.7%
Information Technology	6.2%
Industrials	6.7%
U.S. Treasury Obligations	7.9%
Communication Services	8.0%
Health Care	14.5%
Utilities	16.9%
Financials	17.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.750%	02/15/56	1.7%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide	4.900%	02/01/46	1.4%
U.S. Treasury Notes	4.375%	05/15/36	1.2%
U.S. Treasury Bonds	4.625%	02/15/46	1.1%
Bank of America, SOFR + 1.930%	2.676%	06/19/41	1.0%
Comcast	2.937%	11/01/56	0.9%
U.S. Treasury Bonds	2.000%	02/15/50	0.7%
U.S. Treasury Bonds	4.625%	11/15/55	0.6%
JPMorgan Chase, TSFR3M + 1.622%	3.882%	07/24/38	0.6%
AbbVie	4.250%	11/21/49	0.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Long Duration Credit Fund

SEI Institutional Investments Trust/Class A Shares - SLDAX

Annual Shareholder Report: May 31, 2026

SLDAX-AR-2026

Annual Shareholder Report: May 31, 2026

Ultra Short Duration Bond Fund

SEI Institutional Investments Trust/Class A Shares - SUSAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Ultra Short Duration Bond Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Duration Bond Fund, Class A Shares	$13	0.13%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Ultra Short Duration Bond Fund, Class A Shares - $131,397
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $118,364
Bloomberg Short U.S. Treasury 9-12 Month Index (USD) - $125,155
$140,000
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
May/16
May/17
May/18
May/19
May/20
May/21
May/22
May/23
May/24
May/25
May/26

Table Summary
	Ultra Short Duration Bond Fund, Class A Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg Short U.S. Treasury 9-12 Month Index (USD)
May/16	$100,000	$100,000	$100,000
May/17	$101,755	$101,579	$100,640
May/18	$103,480	$101,198	$101,670
May/19	$106,705	$107,675	$104,333
May/20	$109,318	$117,813	$107,598
May/21	$110,904	$117,336	$107,874
May/22	$109,550	$107,689	$107,198
May/23	$112,355	$105,381	$109,014
May/24	$119,195	$106,757	$114,600
May/25	$125,909	$112,585	$120,363
May/26	$131,397	$118,364	$125,155
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund modestly outperformed its benchmark, the Bloomberg Short U.S. Treasury 9-12 Month Index, for the 12-month period ending May 31, 2026.

The Federal Reserve (Fed) cut its benchmark interest rate by a cumulative total of 75 basis points (0.75%) during the final four months of 2025, and maintained the rate in a range of 3.50%-3.75% through the first five months of 2026. This pause occurred as inflation remained above the central bank’s 2% target and geopolitical tensions involving the U.S.-Israel-Iran war in the Middle East contributed to higher oil prices.

Fund performance during the reporting period benefited from an allocation to corporate bonds as spreads tightened, supported by relatively high yields and solid fundamentals. Positioning within asset-backed securities (ABS) also had a positive impact on performance as the Fund’s managers favored prime tranches in credit card and auto loan securitizations, as well as AAA-rated collateralized loan obligations (CLOs). Allocations to both non-agency and agency mortgage-backed securities (MBS) also contributed positively to performance. Additionally, senior tranches in commercial mortgage-backed securities (CMBS) bolstered performance. Both Fund’s sub-advisers outperformed the benchmark during the period. MetLife Investment Management LLC benefited from allocations to short-term corporate bonds and prime tranches within both auto loan and credit card ABS. Wellington Management Company LLP’s performance was bolstered by short-term corporate bonds, MBS, and ABS.

The Fund’s use of derivatives had no material impact on performance during the period.

Average Annual Total Returns as of May 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Short Duration Bond Fund, Class A Shares	4.36%	3.45%	2.77%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	5.13%	0.17%	1.70%
Bloomberg Short U.S. Treasury 9-12 Month Index (USD)	3.98%	3.02%	2.27%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$357,817	460	$334	73%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Cash Equivalent	0.1%
Materials	0.3%
Information Technology	0.8%
Repurchase Agreements	0.8%
Energy	1.2%
Consumer Staples	1.2%
Health Care	1.3%
Communication Services	1.4%
Commercial Paper	1.5%
Industrials	1.7%
Municipal Bonds	2.2%
Utilities	3.2%
Consumer Discretionary	4.4%
U.S. Treasury Obligations	13.3%
Mortgage-Backed Securities	13.7%
Financials	20.9%
Asset-Backed Securities	32.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.625%	05/31/28	3.6%
U.S. Treasury Notes	3.500%	10/15/28	2.7%
U.S. Treasury Notes	3.375%	12/31/27	2.2%
U.S. Treasury Notes	4.250%	02/15/28	1.9%
U.S. Treasury Notes	4.000%	05/31/28	1.5%
U.S. Treasury Bills	7.241%	07/21/26	1.0%
JPMorgan Chase, SOFR + 0.765%	1.470%	09/22/27	0.9%
Synchrony Card Funding LLC, Ser 2024-A2, Cl A	4.930%	07/15/30	0.9%
Mars	4.450%	03/01/27	0.8%
American Express, SOFR + 0.581%	4.009%	02/09/29	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents and Repurchase Agreements are not shown in the top ten holdings.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Ultra Short Duration Bond Fund

SEI Institutional Investments Trust/Class A Shares - SUSAX

Annual Shareholder Report: May 31, 2026

SUSAX-AR-2026

Annual Shareholder Report: May 31, 2026

Emerging Markets Debt Fund

SEI Institutional Investments Trust/Class A Shares - SEDAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Emerging Markets Debt Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund, Class A Shares	$45	0.41%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Emerging Markets Debt Fund, Class A Shares - $157,911
Bloomberg Global Aggregate Index (USD) (TR)* - $107,627
50/50 JPM EMBI Global Div & JPM GBI EM Global Div† - $143,284
$170,000
$160,000
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
$80,000
May/16
May/17
May/18
May/19
May/20
May/21
May/22
May/23
May/24
May/25
May/26

Table Summary
	Emerging Markets Debt Fund, Class A Shares	Bloomberg Global Aggregate Index (USD) (TR)Footnote Reference*	50/50 JPM EMBI Global Div & JPM GBI EM Global DivFootnote Reference†
May/16	$100,000	$100,000	$100,000
May/17	$112,185	$100,768	$111,002
May/18	$113,555	$102,503	$111,328
May/19	$115,407	$105,671	$115,672
May/20	$115,725	$111,583	$117,160
May/21	$129,663	$116,567	$128,108
May/22	$109,372	$101,167	$107,805
May/23	$110,702	$96,636	$108,670
May/24	$122,600	$97,383	$117,380
May/25	$134,854	$104,233	$127,749
May/26	$157,911	$107,627	$143,284
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	EMBI – Emerging Markets Bond Index

How did the Fund perform in the last year?

The Fund outperformed its performance benchmark, a 50%/50% blend of the JPM EMBI Global Diversified Index and the JPM GBI-EM Global Diversified Index, for the 12-month period ending May 31, 2026.

Fund performance benefited from its exposure to high-yield hard currency, active local rates and foreign exchange (FX) carry positions (borrowing at a low interest rate and then investing in an asset with a higher interest rate).

Among the Fund’s sub-advisers, Marathon Asset Management, L.P. (Marathon) and Grantham, Mayo, Van Otterloo & Co. LLC (GMO) both outperformed the JPM EMBI Global Diversified Index during the reporting period. GMO benefited mainly from high-yield exposure as spreads (the differences in yields offered among bonds of varying maturities, credit ratings or issuers) compressed. Marathon’s performance was driven by strong security selection in Mexico, Venezuela and Egypt, with spread compression across these active positions.

Local-currency sub-advisers Colchester Global Investors Limited (Colchester), Invesco Advisers Inc. (Invesco), and Artisan Partners L.P. (Artisan) all outperformed the JPM GBI-EM Global Diversified Index for the reporting period. Colchester benefited from overweight positions in South African and Brazilian rates, which generated attractive income, as well as an overweight to the Brazilian real, which significantly appreciated versus most major global currencies over the period. Invesco’s outperformance was attributable mainly to active positions in South African and Turkish rates, along with exposure to the Hungarian forint. Artisan’s strong performance was supported by off-benchmark exposure to Nigerian and Egyptian rates, as well as overweight positions in the Brazilian real and Turkish lira.

Regarding the use of derivatives, the Fund employs currency forwards and interest-rate swaps to efficiently optimize active currency and duration exposures. Currency forwards had a material impact on Fund performance during the period as 50% of the blended reference index’s performance is directly affected by foreign currencies.

Average Annual Total Returns as of May 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Emerging Markets Debt Fund, Class A Shares	17.10%	4.02%	4.67%
Bloomberg Global Aggregate Index (USD) (TR)Footnote Reference*	3.26%	-1.58%	0.74%
50/50 JPM EMBI Global Div & JPM GBI EM Global DivFootnote Reference†	12.16%	2.26%	3.66%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,791,526	1,097	$6,310	91%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Written Options	0.0%
Interest Rate Swaps	-0.1%
Credit Default Swaps	0.0%
Futures Contracts	0.0%
Forward Contracts	0.0%
Total Return Swaps	0.1%
Purchased Options	0.1%
Other Countries	43.1%
Peru	2.4%
Hungary	2.5%
Turkey	2.9%
U.S. Treasury Obligation	3.0%
Romania	3.1%
Brazil	4.1%
Colombia	4.2%
Poland	4.6%
South Africa	5.8%
Indonesia	5.8%
Malaysia	6.0%
Mexico	8.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes, USBMMY3M + 0.099%	3.763%	01/31/28	1.3%
Republic of South Africa Government Bond, ZAR	8.750%	02/28/48	1.2%
Petroleos Mexicanos	7.690%	01/23/50	1.0%
Republic of South Africa Government Bond, ZAR	8.750%	01/31/44	0.9%
Malaysia Government Bond, MYR	3.900%	11/30/26	0.9%
Mexican Bonos	8.500%	02/28/30	0.8%
Indonesia Treasury Bond	6.750%	07/15/35	0.8%
Mexican Bonos	8.000%	04/15/32	0.8%
Brazilian Government International Bond	7.250%	01/12/56	0.8%
Republic of Poland Government Bond	1.750%	04/25/32	0.8%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Emerging Markets Debt Fund

SEI Institutional Investments Trust/Class A Shares - SEDAX

Annual Shareholder Report: May 31, 2026

SEDAX-AR-2026

Annual Shareholder Report: May 31, 2026

Real Return Fund

SEI Institutional Investments Trust/Class A Shares - RRPAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Real Return Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Return Fund, Class A Shares	$1	0.01%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Real Return Fund, Class A Shares - $135,855
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $118,364
Bloomberg 1-5 Year U.S. TIPS Index (USD) - $136,354
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
May/16
May/17
May/18
May/19
May/20
May/21
May/22
May/23
May/24
May/25
May/26

Table Summary
	Real Return Fund, Class A Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg 1-5 Year U.S. TIPS Index (USD)
May/16	$100,000	$100,000	$100,000
May/17	$101,756	$101,579	$101,834
May/18	$102,243	$101,198	$102,365
May/19	$105,135	$107,675	$105,255
May/20	$108,756	$117,813	$108,986
May/21	$116,594	$117,336	$116,993
May/22	$118,998	$107,689	$119,507
May/23	$116,508	$105,381	$117,062
May/24	$121,459	$106,757	$121,968
May/25	$130,043	$112,585	$130,471
May/26	$135,855	$118,364	$136,354
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund modestly underperformed its benchmark, the Bloomberg 1-5 Year U.S. TIPS Index (USD)―which tracks the performance of the U.S. Treasury Inflation Protected Securities (TIPS) market with 1-5 year maturities―for the 12-month period ending May 31, 2026.

The Bloomberg 1-5 Year U.S. TIPS Index returned 4.51% over the reporting period, outperforming the comparable Bloomberg 1-5 Year U.S. Treasury Index, which returned 3.41%. The U.S. fixed income market’s performance over the reporting period was driven by a combination of stable-to-modestly higher inflation expectations and mixed movements in real yields (yields after adjusting for inflation). Breakeven inflation rates (the difference between the nominal yield on a fixed-rate bond and the real yield on an inflation-linked bond) increased across the front end of the U.S. Treasury yield curve―rising 16 basis points (0.16%) in the 5-year segment―supporting TIPS valuations, while shorter-dated real yields rose modestly, creating a partial headwind for TIPS performance.

Average Annual Total Returns as of May 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Real Return Fund, Class A Shares	4.47%	3.11%	3.11%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	5.13%	0.17%	1.70%
Bloomberg 1-5 Year U.S. TIPS Index (USD)	4.51%	3.11%	3.15%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$274,771	20	$-	38%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Treasury Obligations	98.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Inflation Indexed Bonds	1.125%	10/15/30	6.9%
U.S. Treasury Inflation Indexed Bonds	1.625%	04/15/30	6.8%
U.S. Treasury Inflation Indexed Bonds	1.625%	10/15/29	6.6%
U.S. Treasury Inflation Indexed Bonds	2.125%	04/15/29	6.3%
U.S. Treasury Inflation-Protected Securities	2.375%	10/15/28	6.3%
U.S. Treasury Inflation-Protected Securities	1.625%	10/15/27	6.1%
U.S. Treasury Inflation-Protected Securities	1.250%	04/15/28	5.9%
U.S. Treasury Inflation-Protected Securities	0.125%	01/15/31	5.8%
U.S. Treasury Inflation-Protected Securities	0.125%	07/15/30	5.7%
U.S. Treasury Inflation-Protected Securities	0.500%	01/15/28	5.4%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Real Return Fund

SEI Institutional Investments Trust/Class A Shares - RRPAX

Annual Shareholder Report: May 31, 2026

RRPAX-AR-2026

Annual Shareholder Report: May 31, 2026

Limited Duration Bond Fund

SEI Institutional Investments Trust/Class A Shares - SLDBX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Limited Duration Bond Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Duration Bond Fund, Class A Shares	$10	0.10%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Limited Duration Bond Fund, Class A Shares - $127,261
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $118,364
ICE BofA 1-3 Year U.S. Treasury Index (USD) - $119,812
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
May/16
May/17
May/18
May/19
May/20
May/21
May/22
May/23
May/24
May/25
May/26

Table Summary
	Limited Duration Bond Fund, Class A Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA 1-3 Year U.S. Treasury Index (USD)
May/16	$100,000	$100,000	$100,000
May/17	$101,213	$101,579	$100,571
May/18	$102,032	$101,198	$100,555
May/19	$105,694	$107,675	$104,015
May/20	$110,073	$117,813	$108,777
May/21	$112,158	$117,336	$109,054
May/22	$109,009	$107,689	$105,908
May/23	$109,921	$105,381	$105,943
May/24	$114,827	$106,757	$109,573
May/25	$121,982	$112,585	$115,764
May/26	$127,261	$118,364	$119,812
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the ICE BofA 1-3 Year U.S. Treasury Index—which tracks the performance of the direct sovereign debt of the U.S. government with a maturity of at least one year and less than three years—for the 12-month period ending May 31, 2026.

The Federal Reserve (Fed) cut its benchmark interest rate by a cumulative total of 75 basis points (0.75%) during the final four months of 2025, and maintained the rate in a range of 3.50%-3.75% through the first five months of 2026. This pause occurred as inflation remained above the central bank’s 2% target and geopolitical tensions involving the U.S.-Israel-Iran war in the Middle East contributed to higher oil prices.

Fund performance during the reporting period benefited from an allocation to corporate bonds, which were supported by relatively high yields and solid fundamentals. Positioning within asset-backed securities (ABS) also bolstered performance, as Fund managers favored prime tranches in credit card and auto loan securitizations, as well as AAA-rated collateralized loan obligations (CLOs). Agency mortgage-backed securities (MBS) outperformed U.S. Treasurys over the period, and the Fund’s allocation to the sector contributed positively to performance. Senior tranches in commercial mortgage-backed securities (CMBS) and a small position in municipal bonds also had a positive impact on performance. Additionally, a slightly long duration posture and an overweight to the 2-year Treasury note contributed to the Fund’s outperformance. Both of the Fund’s sub-advisers outperformed the benchmark ICE BofA 1-3 Year U.S. Treasury Index during the period. Metropolitan West Asset Management LLC benefited from positioning within agency MBS and corporates, while MetLife Investment Management LLC’s allocation to corporates and prime asset-backed securities (ABS) tranches also added value.

The Fund’s use of derivatives had no material impact on performance during the period.

Average Annual Total Returns as of May 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Limited Duration Bond Fund, Class A Shares	4.33%	2.56%	2.44%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	5.13%	0.17%	1.70%
ICE BofA 1-3 Year U.S. Treasury Index (USD)	3.50%	1.90%	1.82%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,823,578	470	$1,518	181%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Credit Default Swap	0.0%
Purchased Swaption	0.0%
Global Bond	0.1%
Communication Services	0.2%
Materials	0.2%
Energy	0.4%
Consumer Staples	0.6%
Sovereign Debt	0.8%
Health Care	0.9%
Real Estate	1.0%
Municipal Bonds	1.0%
Information Technology	1.7%
Consumer Discretionary	1.8%
Utilities	2.2%
Industrials	2.2%
Cash Equivalent	8.9%
Financials	17.0%
Mortgage-Backed Securities	18.1%
Asset-Backed Securities	23.3%
U.S. Treasury Obligations	31.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.000%	05/31/28	7.5%
U.S. Treasury Notes	3.750%	12/31/28	5.9%
U.S. Treasury Bonds	2.875%	08/15/28	5.6%
U.S. Treasury Notes	3.625%	05/31/28	4.6%
U.S. Treasury Notes	3.875%	04/15/29	2.5%
U.S. Treasury Notes	3.875%	05/15/29	2.3%
U.S. Treasury Notes	4.250%	02/15/28	1.6%
Verizon Master Trust, Ser 2024-6, Cl C	4.670%	08/20/30	1.1%
Morgan Stanley, SOFR + 1.830%	6.407%	11/01/29	1.0%
U.S. Treasury Notes	0.500%	10/31/27	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Limited Duration Bond Fund

SEI Institutional Investments Trust/Class A Shares - SLDBX

Annual Shareholder Report: May 31, 2026

SLDBX-AR-2026

Annual Shareholder Report: May 31, 2026

Intermediate Duration Credit Fund

SEI Institutional Investments Trust/Class A Shares - SIDCX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Intermediate Duration Credit Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Duration Credit Fund, Class A Shares	$14	0.14%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Intermediate Duration Credit Fund, Class A Shares - $129,263
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $118,364
Bloomberg A+ U.S. Credit Index (USD) - $124,220
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
May/16
May/17
May/18
May/19
May/20
May/21
May/22
May/23
May/24
May/25
May/26

Table Summary
	Intermediate Duration Credit Fund, Class A Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg A+ U.S. Credit Index (USD)
May/16	$100,000	$100,000	$100,000
May/17	$103,378	$101,579	$102,317
May/18	$103,521	$101,198	$102,189
May/19	$110,768	$107,675	$109,304
May/20	$122,942	$117,813	$120,813
May/21	$125,767	$117,336	$122,051
May/22	$113,748	$107,689	$110,475
May/23	$111,792	$105,381	$108,468
May/24	$115,856	$106,757	$111,689
May/25	$122,278	$112,585	$117,680
May/26	$129,263	$118,364	$124,220
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund modestly outperformed its benchmark, the Bloomberg A+ U.S. Credit Index—which tracks the performance of fixed-income securities with one of the three highest credit ratings—for the 12-month period ending May 31, 2026.

The Federal Reserve (Fed) cut its benchmark interest rate by a cumulative total of 75 basis points (0.75%) during the final four months of 2025, and maintained the rate in a range of 3.50%-3.75% through the first five months of 2026. This pause occurred as inflation remained above the central bank’s 2% target and geopolitical tensions involving the U.S.-Israel-Iran war in the Middle East contributed to higher oil prices. Corporate credit spreads tightened during the period as fundamentals remained solid and relatively high yields supported demand.

Fund performance for the reporting period was bolstered by security selection within the corporate sector, particularly in the financials and industrials sectors, where Fund managers favored money center banks. Relative positioning within corporate bonds also contributed positively to performance due to overweight positions in both financials and utilities. An off-benchmark allocation to BBB-rated bonds also benefited Fund performance. Conversely, an off-benchmark allocation to U.S. Treasurys detracted from performance as credit outperformed government securities. All three of the Fund’s sub-advisers outperformed the benchmark for the reporting period. MetLife Investment Management, LLC benefited from its allocation to BBB-rated corporates, although its position in Treasurys was a detractor. Income Research + Management’s overweight positions in utilities and financials contributed positively to results. Legal & General Investment Management America, Inc. also performed well, supported by security selection in financials and utilities.

The Fund’s use of derivatives had no material impact on performance during the period.

Average Annual Total Returns as of May 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Intermediate Duration Credit Fund, Class A Shares	5.71%	0.55%	2.60%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	5.13%	0.17%	1.70%
Bloomberg A+ U.S. Credit Index (USD)	5.56%	0.35%	2.19%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,553,245	990	$4,692	148%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Sovereign Debt	0.3%
Cash Equivalent	1.0%
Materials	1.5%
Real Estate	2.8%
Municipal Bonds	3.0%
Consumer Staples	3.5%
Energy	4.0%
Information Technology	4.6%
Consumer Discretionary	4.6%
U.S. Treasury Obligations	5.8%
Communication Services	6.0%
Industrials	6.6%
Health Care	10.5%
Utilities	11.2%
Financials	34.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.750%	02/15/56	1.1%
U.S. Treasury Notes	4.375%	05/15/36	0.9%
Goldman Sachs Group, SOFR + 1.248%	2.383%	07/21/32	0.6%
Bank of America, SOFR + 1.930%	2.676%	06/19/41	0.6%
U.S. Treasury Notes	3.500%	03/15/29	0.5%
U.S. Treasury Notes	3.875%	04/30/31	0.5%
U.S. Treasury Notes	3.875%	04/15/29	0.4%
Honeywell Aerospace	4.950%	03/16/36	0.4%
U.S. Treasury Notes	3.875%	05/15/29	0.4%
Citigroup, SOFR + 1.167%	2.561%	05/01/32	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Intermediate Duration Credit Fund

SEI Institutional Investments Trust/Class A Shares - SIDCX

Annual Shareholder Report: May 31, 2026

SIDCX-AR-2026

Annual Shareholder Report: May 31, 2026

Dynamic Asset Allocation Fund

SEI Institutional Investments Trust/Class A Shares - SDLAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Dynamic Asset Allocation Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Asset Allocation Fund, Class A Shares	$3	0.03%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Dynamic Asset Allocation Fund, Class A Shares - $418,376
S&P 500 Index (USD) (TR)* - $427,882
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
May/16
May/17
May/18
May/19
May/20
May/21
May/22
May/23
May/24
May/25
May/26

Table Summary
	Dynamic Asset Allocation Fund, Class A Shares	S&P 500 Index (USD) (TR)Footnote Reference*
May/16	$100,000	$100,000
May/17	$119,173	$117,468
May/18	$132,074	$134,365
May/19	$133,059	$139,448
May/20	$148,829	$157,349
May/21	$216,117	$220,790
May/22	$222,611	$220,129
May/23	$222,112	$226,561
May/24	$280,630	$290,420
May/25	$325,058	$329,694
May/26	$418,376	$427,882
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund underperformed its benchmark, the broad-market S&P 500 Index—a market-weighted index that tracks the performance of the 500 largest publicly traded U.S. companies and is considered representative of the broad U.S. stock market—for the 12-month period ending May 31, 2026.

The largest detractors from Fund performance for the period were U.S. yield curve steepener positions, which benefit when the difference between long– and short-dated U.S. Treasuries widen. Throughout the period, the U.S. yield curve flattened as expectations for Federal Reserve (Fed) rate cuts decreased, increasing short-term rates at a greater level than the increase in long-dated Treasuries. Positions in U.S. consumer-price index (CPI) swaps detracted from performance over the period. The Fund’s inflation exposure is focused on long-term inflation, which did not benefit from the rally in near-term inflation expectations. A position benefiting from higher short-term interest rates in Japan detracted from performance for the period. A position in emerging-market equities detracted modestly as these stocks initially sold off at the outset of the U.S.-Israel-Iran conflict in the Middle East. The position recovered toward the end of the period.

Positive contributors to performance in the period included a position in broad commodities, which recorded positive returns driven by strength in the energy sector as a result of the Mideast war. A separate position in gold through options on gold futures performed well earlier in the period when gold and other precious metals rallied.

Derivatives had a significant impact on Fund performance during the reporting period. Interest rate swaps in aggregate detracted from performance as they were positioned for a steeper U.S. yield curve and lower U.S. short-term rates. The U.S. yield curve flattened over the period and short-term rates increased. Positions in CPI swaps detracted weighed on performance as long-term inflation expectations decreased. Total return swaps on the Bloomberg Commodity Index contributed to performance as commodities rallied over the period.

Average Annual Total Returns as of May 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Dynamic Asset Allocation Fund, Class A Shares	28.71%	14.12%	15.39%
S&P 500 Index (USD) (TR)Footnote Reference*	29.78%	14.15%	15.65%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$2,097,243	529	$190	19%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Total Return Swaps	-0.6%
Written Swaptions	-0.4%
Rights	0.0%
Purchased Option	0.0%
Purchased Swaption	0.4%
Interest Rate Swaps	1.2%
Real Estate	1.4%
Materials	1.4%
Cash Equivalent	1.5%
Utilities	1.6%
Energy	2.4%
Futures Contracts	3.1%
Consumer Staples	3.5%
Industrials	6.4%
Health Care	6.5%
Consumer Discretionary	7.6%
Communication Services	8.1%
Financials	8.7%
Information Technology	35.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	9.3%
NVIDIA Corp	6.1%
Apple Inc	5.5%
Amazon.com Inc	3.2%
Futures Contract - S&P 500 Index E-Mini	2.7%
Alphabet Inc, Cl A	2.6%
Broadcom Inc	2.5%
Alphabet Inc, Cl C	2.1%
Interest Rate Swap - CPI 2.477% 6/6/2035	2.0%
Meta Platforms Inc, Cl A	1.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Dynamic Asset Allocation Fund

SEI Institutional Investments Trust/Class A Shares - SDLAX

Annual Shareholder Report: May 31, 2026

SDLAX-AR-2026

Annual Shareholder Report: May 31, 2026

Multi-Asset Real Return Fund

SEI Institutional Investments Trust/Class A Shares - SEIAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Multi-Asset Real Return Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Real Return Fund, Class A Shares	$26	0.24%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes dividend, interest, and proxy fee expense. Had this expense been excluded the ratio would have been 0.21%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Multi-Asset Real Return Fund, Class A Shares - $152,032
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $118,364
Bloomberg 1-5 Year U.S. TIPS Index (USD) - $136,354
Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%) - $168,238
$200,000
$180,000
$160,000
$140,000
$120,000
$100,000
$80,000
$60,000
May/16
May/17
May/18
May/19
May/20
May/21
May/22
May/23
May/24
May/25
May/26

Table Summary
	Multi-Asset Real Return Fund, Class A Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg 1-5 Year U.S. TIPS Index (USD)	Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)
May/16	$100,000	$100,000	$100,000	$100,000
May/17	$99,146	$101,579	$101,834	$102,167
May/18	$100,579	$101,198	$102,365	$106,186
May/19	$100,612	$107,675	$105,255	$106,061
May/20	$97,208	$117,813	$108,986	$106,373
May/21	$110,981	$117,336	$116,993	$125,049
May/22	$128,514	$107,689	$119,507	$136,572
May/23	$120,748	$105,381	$117,062	$128,608
May/24	$129,529	$106,757	$121,968	$138,778
May/25	$134,924	$112,585	$130,471	$148,050
May/26	$152,032	$118,364	$136,354	$168,238
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund underperformed its benchmark, a blend of 70% Bloomberg 1-5 Year U.S. TIPS Index/20% Bloomberg Commodity Total Return Index/10% S&P 500 Index, for the 12-month period ending May 31, 2026.

Commodities exposure was the largest contributor to Fund performance for the period, driven by strength primarily in the energy and precious metals sectors. The energy sector broadly rallied on supply concerns resulting from the U.S.-Israel-Iran conflict in the Middle East. The precious metals sector performance was driven by strength in both gold and silver as central banks accumulated precious metals for reserves. Long exposures to the energy and healthcare sectors contributed positively to Fund performance, while a short position in the consumer discretionary sector detracted. The Fund’s TIPS+ strategy outperformed its Bloomberg 1-5 year TIPS Index benchmark through allocations to corporate credit and securitized sectors.

O’Connor Alternative Investments, LLC (formerly UBS Asset Management), one of the Fund’s commodities sub-advisers, outperformed during the reporting period as its momentum factor model performed well. Wellington Management Company LLP, another commodities sub-adviser, underperformed due to positioning across commodity futures curves. Franklin Advisers, Inc., the Fund’s equity long/short sub-adviser, outperformed the Fund’s benchmark as inflation-sensitive sector performance was mixed with strength in energy and healthcare, while a short position in consumer staples detracted. AllianceBernstein L.P. outperformed the Fund’s benchmark, benefiting from its overweight credit exposure amid tighter credit spreads, especially in below-investment-grade bonds.

Regarding the use of derivatives during the reporting period, the Fund employed equity-index futures to hedge broad equity-market exposure; bond futures and interest-rate swaps for duration hedging; credit default swaps (CDS) to hedge credit risk; and commodity futures for diversified strategic commodities exposure. Commodity futures and interest-rate swaps contributed positively to Fund performance, while equity-index futures, bond futures and credit default swaps hampered performance but provided the intended hedging.

Average Annual Total Returns as of May 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Real Return Fund, Class A Shares	12.68%	6.50%	4.28%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	5.13%	0.17%	1.70%
Bloomberg 1-5 Year U.S. TIPS Index (USD)	4.51%	3.11%	3.15%
Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)	13.64%	6.11%	5.34%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$884,549	1,166	$1,445	55%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-1.2%
Information Technology	-0.4%
Credit Default Swaps	0.0%
Forwards	0.0%
Rights	0.0%
Registered Investment Company	0.2%
Sovereign Debt	0.3%
Interest Rate Swaps	0.6%
Communication Services	0.9%
Utilities	1.4%
Mortgage-Backed Securities	1.8%
U.S. Government Agency Obligations	2.0%
Real Estate	2.9%
Asset-Backed Securities	3.2%
Corporate Obligations	5.2%
Health Care	6.1%
Consumer Staples	7.3%
Energy	8.4%
U.S. Treasury Obligations	55.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Inflation-Protected Securities	0.250%	07/15/29	13.4%
U.S. Treasury Inflation-Protected Securities	0.125%	07/15/30	5.5%
U.S. Treasury Inflation-Protected Securities	1.625%	04/15/30	4.3%
U.S. Treasury Bills	3.610%	06/18/26	3.7%
U.S. Treasury Inflation-Protected Securities	0.375%	07/15/27	3.5%
U.S. Treasury Inflation-Protected Securities	1.125%	10/15/30	3.0%
U.S. Treasury Inflation-Protected Securities	0.750%	07/15/28	2.5%
U.S. Treasury Bills	3.597%	07/07/26	2.5%
U.S. Treasury Inflation-Protected Securities	0.125%	01/15/31	2.5%
Exxon Mobil Corp	—	—	2.2%

Material Fund Changes

During the year, the Fund added Wellington Management Company LLP as a sub-adviser and removed Columbia Management Investment Advisers, LLC.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Multi-Asset Real Return Fund

SEI Institutional Investments Trust/Class A Shares - SEIAX

Annual Shareholder Report: May 31, 2026

SEIAX-AR-2026

(b)          Not applicable.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has two audit committee financial experts serving on the audit committee.

(a)(2) The audit committee financial experts are Susan C. Cote and Christine Reynolds. Mses. Cote and Reynolds are independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal years 2026 and 2025 as follows:

		Fiscal Year 2026			Fiscal Year 2025
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$978,500	$0	N/A	$950,000	$0	N/A
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees(2)	$0	$344,516	$0	$0	$360,799	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	See Item 4(g) for a description of the services comprising the fees disclosed in this category.

(e)(1)   The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules on auditor independence and whether the provision of such services would compromise the auditor’s independence.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor during the following twelve months without obtaining specific pre-approval from the Audit Committee.

The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees (or the manner of their determination) to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal Year 2026	Fiscal Year 2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)         Not Applicable.

(g)         The aggregate non-audit fees and services billed by KPMG for the fiscal years 2026 and 2025 were $344,516 and $360,799, respectively. Non-audit fees consist of SSAE No. 16 review of fund accounting and administration operations and an attestation report in accordance with Rule 17Ad-13.

(h)         During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)         Not Applicable.

(j)         Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b) In accordance with Section 13(c) of the Investment Company Act of 1940, the Screened World Equity Ex-US Fund did not hold any divested securities during the fiscal year ended May 31, 2025.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

May 31, 2026

Annual Financials and Other Information

SEI Institutional Investments Trust

Large Cap Fund	Emerging Markets Equity Fund
Large Cap Disciplined Equity Fund	Opportunistic Income Fund
Large Cap Index Fund	Core Fixed Income Fund
S&P 500 Index Fund	High Yield Bond Fund
Extended Market Index Fund	Long Duration Fund
Small Cap Fund	Long Duration Credit Fund
Small Cap II Fund	Ultra Short Duration Bond Fund
Small/Mid Cap Equity Fund	Emerging Markets Debt Fund
U.S. Equity Factor Allocation Fund	Real Return Fund
U.S. Managed Volatility Fund	Limited Duration Bond Fund
Global Managed Volatility Fund	Intermediate Duration Credit Fund
World Equity Ex-US Fund	Dynamic Asset Allocation Fund
Screened World Equity Ex-US Fund	Multi-Asset Real Return Fund

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments/Consolidated Schedules of Investments	1
Glossary	392
Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities	394
Statements of Operations/Consolidated Statements of Operations	400
Statements of Changes in Net Assets/Consolidated Statements of Changes in Net Assets	406
Financial Highlights/Consolidated Financial Highlights	414
Notes to Financial Statements/Notes to Consolidated Financial Statements	419
Report of Independent Registered Public Accounting Firm	460
Notice to Shareholders	461
Other Information (Form N-CSR Items 8-11) (Unaudited)	463

SCHEDULE OF INVESTMENTS

May 31, 2026

Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.8%

Communication Services — 9.7%
Alphabet Inc, Cl A	64,694	$24,606
Alphabet Inc, Cl C	28,703	10,805
AT&T Inc	132,013	3,274
BCE Inc	45,329	1,138
Comcast Corp, Cl A	89,924	2,236
Electronic Arts Inc	579	117
Fox Corp	17,900	1,144
IAC Inc *	1,753	79
Liberty Media Corp-Liberty Formula One, Cl A *	6,275	527
Madison Square Garden Entertainment Corp, Cl A *	6,792	479
Meta Platforms Inc, Cl A	9,980	6,312
Millicom International Cellular SA	8,490	725
Netflix Inc *	16,818	1,447
New York Times Co/The, Cl A	2,943	221
Omnicom Group Inc	11,049	803
Roku Inc, Cl A *	11,273	1,468
Sirius XM Holdings Inc	16,700	493
Spotify Technology SA *	686	341
T-Mobile US Inc	5,476	1,027
Trade Desk Inc/The, Cl A *	9,564	206
Verizon Communications Inc	47,000	2,247
Versant Media Group Inc	3,867	167
Walt Disney Co/The	12,744	1,298
Warner Music Group, Cl A	17,356	547
		61,707
Consumer Discretionary — 10.7%
ADT Inc	105,700	709
Airbnb Inc, Cl A *	10,680	1,424
Amazon.com Inc *	64,723	17,517
Autoliv Inc	5,100	648
AutoNation Inc *	1,500	282
AutoZone Inc *	1,431	4,200
Best Buy Co Inc	6,500	507
Booking Holdings Inc	11,108	1,860
BorgWarner Inc	18,500	1,329
Carter's Inc	9,900	382
DoorDash Inc, Cl A *	678	108
eBay Inc	33,081	3,615
Expedia Group Inc	5,543	1,251
Ford Motor Co	138,366	2,413
Frontdoor Inc *	4,654	289
Garmin Ltd	1,495	350
General Motors Co	24,854	2,069
Genuine Parts Co	10,224	1,009
Graham Holdings Co, Cl B	45	49
Hilton Worldwide Holdings Inc	9,775	3,203
Lear Corp	4,700	673
Lowe's Cos Inc	18,033	3,865
Macy's Inc	36,200	788
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Marriott International Inc/MD, Cl A	6,166	$2,316
Mattel Inc *	33,400	499
MercadoLibre Inc *	264	448
Murphy USA Inc	422	213
Ollie's Bargain Outlet Holdings Inc *	1,590	130
Pattern Group, Cl A *	4,432	83
Perdoceo Education Corp	6,507	211
PulteGroup Inc	10,900	1,288
Restaurant Brands International Inc	10,731	802
Ross Stores Inc	19,918	4,616
Sea Ltd ADR *	10,206	924
SharkNinja Inc *	1,792	218
Somnigroup International Inc	2,889	204
Sonos Inc *	10,500	166
Tesla Inc *	6,977	3,040
TJX Cos Inc/The	29,138	4,509
		68,207
Consumer Staples — 4.9%
Albertsons Cos Inc, Cl A	49,700	776
Altria Group Inc	44,268	3,080
Andersons Inc/The	2,254	159
Archer-Daniels-Midland Co	6,400	511
Campbell's	21,100	445
Casey's General Stores Inc	3,026	2,321
Coca-Cola Co/The	7,607	601
Coca-Cola Consolidated Inc	500	87
Colgate-Palmolive Co	35,324	3,184
Conagra Brands Inc	19,200	255
Costco Wholesale Corp	3,172	3,034
Darling Ingredients Inc *	8,210	485
Diageo PLC ADR	5,035	415
Dollar General Corp	2,100	232
General Mills Inc	12,300	416
Herbalife Ltd *	15,000	179
Kraft Heinz Co/The	36,500	876
Kroger Co/The	23,800	1,479
Maplebear Inc *	11,400	454
Molson Coors Beverage Co, Cl B	22,000	870
PepsiCo Inc	22,388	3,228
Philip Morris International Inc	25,030	4,440
Seaboard Corp	145	737
Smithfield Foods Inc	15,100	390
Target Corp	6,810	865
Unilever ADR	22,915	1,294
		30,813
Energy — 3.4%
APA Corp	18,600	678
Cheniere Energy Inc	5,244	1,179
Chevron Corp	19,093	3,484
ConocoPhillips	11,512	1,312
DHT Holdings Inc	9,574	156
Diamondback Energy Inc	8,701	1,666

SEI Institutional Investments Trust	1

SCHEDULE OF INVESTMENTS

May 31, 2026

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
EOG Resources Inc	4,000	$534
Exxon Mobil Corp	31,039	4,509
Flowco Holdings Inc, Cl A	12,879	301
Halliburton Co	24,000	932
HF Sinclair Corp	10,400	727
International Seaways Inc	1,701	131
Marathon Petroleum Corp	6,421	1,597
National Energy Services Reunited Corp *	6,753	164
Occidental Petroleum Corp	9,010	510
Patterson-UTI Energy Inc	24,750	277
PBF Energy Inc, Cl A	2,319	94
Phillips 66	4,092	720
Scorpio Tankers Inc	12,528	934
Select Water Solutions Inc, Cl A	12,944	232
Teekay Tankers Ltd, Cl A	4,913	346
Transocean Ltd *	24,959	155
Valero Energy Corp	4,200	1,028
Venture Global, Cl A	3,481	42
Western Midstream Partners LP	3,937	169
		21,877
Financials — 14.4%
Allstate Corp/The	3,200	659
Ally Financial Inc	12,000	514
American International Group Inc	15,400	1,143
Ameriprise Financial Inc	900	401
Annaly Capital Management Inc ‡	19,900	435
Ares Management Corp, Cl A	14,895	1,914
Bank of America Corp	81,835	4,223
Bank of New York Mellon Corp/The	12,525	1,746
Bank of NT Butterfield & Son Ltd/The	6,265	354
Berkshire Hathaway Inc, Cl B *	3,207	1,522
BGC Group Inc, Cl A	31,738	332
Charles Schwab Corp/The	7,000	611
Chime Financial, Cl A *	8,209	153
Chubb Ltd	5,695	1,775
Citigroup Inc	46,662	5,875
Citizens Financial Group Inc	21,400	1,332
CME Group Inc, Cl A	14,277	3,905
CNO Financial Group Inc	2,416	111
Commerce Bancshares Inc/MO	1,728	90
Corebridge Financial Inc	31,700	856
Eastern Bankshares Inc	18,134	358
Everest Group Ltd	2,000	648
FactSet Research Systems Inc	4,415	1,084
Fidelity National Information Services Inc	5,925	255
Figure Technology Solutions Inc, Cl A *	12,760	451
First Horizon Corp	33,700	817
Fiserv Inc *	1,477	84
FNB Corp/PA	67,728	1,184
Genworth Financial Inc, Cl A *	16,396	140
Goldman Sachs Group Inc/The	2,396	2,457
Hamilton Lane Inc, Cl A	4,385	382
Hanover Insurance Group Inc/The	3,214	598
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hartford Insurance Group	10,600	$1,348
JPMorgan Chase & Co	25,685	7,688
Lincoln National Corp	8,300	293
Loews Corp	495	51
M&T Bank Corp	2,100	454
Mastercard Inc, Cl A	14,103	6,967
MetLife Inc	5,100	422
MGIC Investment Corp	34,000	857
Moody's Corp	13,251	6,006
Morgan Stanley	41,765	8,687
Morningstar Inc	271	49
MSCI Inc, Cl A	5,127	3,237
Northwest Bancshares Inc	10,692	151
NU Holdings Ltd/Cayman Islands, Cl A *	28,476	374
PayPal Holdings Inc	18,800	841
Pelagos Insurance Capital Ltd	16,800	363
Radian Group Inc	18,600	635
Regions Financial Corp	33,700	944
Remitly Global Inc *	16,926	339
Robinhood Markets Inc, Cl A *	8,921	841
Rocket Cos Inc, Cl A *	24,004	348
S&P Global Inc	161	68
SiriusPoint Ltd *	4,596	98
State Street Corp	12,200	1,899
Stewart Information Services Corp	1,726	112
Toast Inc, Cl A *	8,567	223
Tradeweb Markets Inc, Cl A	1,628	163
Travelers Cos Inc/The	6,179	1,804
Truist Financial Corp	35,916	1,731
Unum Group	16,700	1,390
Virtu Financial Inc, Cl A	5,136	258
Visa Inc, Cl A	9,747	3,181
Wells Fargo & Co	25,400	1,969
Western Union Co/The	49,400	402
Zions Bancorp NA	11,100	693
		91,295
Health Care — 10.2%
AbbVie Inc	7,314	1,592
Abivax SA ADR *	2,147	285
Alignment Healthcare Inc *	4,272	65
Alumis Inc *	1,104	24
Amneal Pharmaceuticals Inc *	5,583	74
Arrowhead Pharmaceuticals Inc *	6,070	473
AstraZeneca PLC	1,462	271
Aveanna Healthcare Holdings Inc *	2,797	20
Becton Dickinson & Co	4,069	599
Biogen Inc *	2,619	513
BrightSpring Health Services Inc *	5,531	341
Bristol-Myers Squibb Co	44,285	2,532
Brookdale Senior Living Inc, Cl A *	28,522	367
Celldex Therapeutics Inc *	4,629	146
Cencora Inc	6,742	1,816
Centene Corp *	22,230	1,325

2	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cigna Group/The	5,202	$1,443
Concentra Group Holdings Parent Inc	10,258	255
CVS Health Corp	24,891	2,265
Dianthus Therapeutics Inc *	3,280	305
Elevance Health Inc	1,877	738
Eli Lilly & Co	5,420	5,989
Encompass Health Corp	16,365	1,732
Establishment Labs Holdings *	1,499	106
Exelixis Inc *	20,200	1,020
GE HealthCare Technologies Inc	8,900	555
Gilead Sciences Inc	6,900	928
HCA Healthcare Inc	3,617	1,369
Humana Inc	155	47
Incyte Corp *	12,700	1,229
Indivior Pharmaceuticals Inc *	18,416	663
Insulet Corp *	625	91
Intuitive Surgical Inc *	823	350
Jazz Pharmaceuticals PLC *	5,700	1,348
Johnson & Johnson	36,159	8,148
LifeStance Health Group Inc *	45,976	354
Medtronic PLC	17,426	1,286
Merck & Co Inc	45,104	5,355
Mettler-Toledo International Inc *	2,064	2,437
Molina Healthcare Inc *	1,008	175
Natera Inc *	3,993	892
Neurocrine Biosciences Inc *	974	154
Novartis AG ADR	10,093	1,516
Novo Nordisk A/S ADR	13,312	607
Pfizer Inc	134,390	3,518
Privia Health Group Inc *	9,855	212
Regeneron Pharmaceuticals Inc	900	553
STERIS PLC	7,866	1,673
Tenet Healthcare Corp *	2,350	412
United Therapeutics Corp *	103	57
UnitedHealth Group Inc	14,683	5,584
Universal Health Services Inc, Cl B	2,900	424
Vertex Pharmaceuticals Inc *	471	211
Viatris Inc	35,255	573
Zymeworks Inc *	2,791	70
		65,087
Industrials — 8.7%
AGCO Corp	4,800	539
Allison Transmission Holdings Inc	8,900	1,010
American Airlines Group Inc *	24,500	359
AMETEK Inc	110	25
ATI Inc *	1,476	259
Atkore Inc	4,736	392
Blue Bird Corp *	1,264	86
Brady Corp, Cl A	10,897	938
Brink's Co/The	568	59
Carrier Global Corp	36,466	2,329
Caterpillar Inc	1,682	1,473
Centuri Holdings Inc *	13,767	423
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cintas Corp	13,131	$2,249
Clean Harbors Inc *	291	82
CNH Industrial NV	30,300	309
Comfort Systems USA Inc	52	95
Copart Inc *	63,749	2,089
CoreCivic Inc *‡	6,818	144
Cummins Inc	2,098	1,357
Custom Truck One Source Inc *	37,832	362
Delta Air Lines Inc	16,100	1,328
EMCOR Group Inc	420	347
Everus Construction Group Inc *	1,702	253
Exponent Inc	5,467	319
Fastenal Co	1,852	82
FedEx Corp	1,300	535
Forgent Power Solutions Inc, Cl A *	3,430	188
GE Vernova Inc	1,663	1,610
General Dynamics Corp	5,212	1,808
Genpact Ltd	11,300	372
Graco Inc	22,640	1,708
HEICO Corp, Cl A	3,073	798
Howmet Aerospace Inc	980	253
Huntington Ingalls Industries Inc	800	247
IES Holdings Inc *	171	116
JB Hunt Transport Services Inc	229	63
Johnson Controls International PLC	19,053	2,554
Kennametal Inc	3,868	127
Landstar System Inc	1,218	252
Lockheed Martin Corp	600	318
ManpowerGroup Inc	10,500	332
MasTec Inc *	622	235
Moog Inc, Cl A	688	248
Navios Maritime Partners	4,220	292
nVent Electric PLC	585	98
Oshkosh Corp	6,200	806
Otis Worldwide Corp	23,320	1,652
Owens Corning	7,800	981
Pitney Bowes Inc	22,331	360
Powell Industries Inc	706	201
QXO Inc *	90,265	1,557
RBC Bearings Inc *	1,218	697
Republic Services Inc, Cl A	2,816	564
Resideo Technologies Inc *	8,329	261
RTX Corp	13,321	2,393
Science Applications International Corp	5,200	542
Siemens AG ADR	14,340	2,249
Textron Inc	12,800	1,175
United Airlines Holdings Inc *	12,100	1,389
United Parcel Service Inc, Cl B	14,433	1,540
Upwork Inc *	34,400	303
Vertiv Holdings Co, Cl A	10,556	3,333
Vicor Corp *	944	316
Waste Connections Inc	17,363	2,587
Westinghouse Air Brake Technologies Corp	11,557	3,018

SEI Institutional Investments Trust	3

SCHEDULE OF INVESTMENTS

May 31, 2026

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
XPO Inc *	269	$58
		55,044
Information Technology — 29.5%
A10 Networks Inc	3,323	100
Adobe Inc *	3,975	1,030
Advanced Energy Industries Inc	997	301
Advanced Micro Devices Inc *	3,550	1,832
Amdocs Ltd	13,190	831
Amphenol Corp, Cl A	17,633	2,623
Analog Devices Inc	15,688	6,492
Apple Inc	71,767	22,396
Applied Materials Inc	5,608	2,524
AppLovin Corp, Cl A *	3,612	2,215
Arista Networks Inc *	3,819	609
Arrow Electronics Inc *	7,599	1,631
Astera Labs Inc *	4,376	1,500
AvePoint Inc *	35,420	386
Benchmark Electronics Inc	4,771	403
Broadcom Inc	33,365	14,907
Cadence Design Systems Inc *	2,335	875
Cisco Systems Inc	57,503	6,925
Cloudflare Inc, Cl A *	434	105
Coherent Corp *	571	206
CommVault Systems Inc *	2,445	290
Corning Inc	512	93
Crowdstrike Holdings Inc, Cl A *	968	708
Dell Technologies Inc, Cl C	12,300	5,177
DocuSign Inc, Cl A *	11,985	629
Dolby Laboratories Inc, Cl A	933	52
Dropbox Inc, Cl A *	34,000	914
Dynatrace Inc *	13,958	594
Elastic NV *	5,606	363
Fabrinet *	47	31
Fortinet Inc *	4,098	565
Gen Digital Inc	32,837	847
GoDaddy Inc, Cl A *	6,945	596
Hewlett Packard Enterprise Co	57,300	2,466
HP Inc	34,500	933
HubSpot Inc *	1,182	261
Intel Corp *	11,144	1,278
InterDigital Inc	833	210
International Business Machines Corp	2,971	885
Intuit Inc	73	24
IREN *	6,303	401
Jabil Inc	188	69
Keysight Technologies Inc *	2,005	678
KLA Corp	2,364	4,543
Kulicke & Soffa Industries Inc	2,194	224
Lam Research Corp	10,998	3,499
Marvell Technology Inc	1,403	288
Micron Technology Inc	3,028	2,940
Microsoft Corp	60,131	27,073
MKS Inc	323	105
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
MongoDB Inc, Cl A *	471	$158
Monolithic Power Systems Inc	2,016	3,158
Motorola Solutions Inc	5,250	2,117
Nebius Group NV, Cl A *	13,227	3,057
nLight Inc *	733	54
Nutanix Inc, Cl A *	6,206	323
NVIDIA Corp	118,455	25,011
NXP Semiconductors NV	86	28
Okta Inc, Cl A *	2,174	268
Onto Innovation Inc *	497	128
Oracle Corp	12,920	2,917
Palantir Technologies Inc, Cl A *	4,784	749
Palo Alto Networks Inc *	1,642	463
Qnity Electronics Inc	342	53
QUALCOMM Inc	16,302	4,092
RingCentral Inc, Cl A	1,462	63
Rubrik Inc, Cl A *	2,133	168
salesforce.com	5,500	1,051
SanDisk Corp *	348	590
Seagate Technology Holdings PLC	591	520
SentinelOne Inc, Cl A *	10,505	174
ServiceNow Inc *	13,060	1,624
Shopify Inc, Cl A *	2,638	313
SiTime Corp *	33	23
SPS Commerce Inc *	5,913	336
Taiwan Semiconductor Manufacturing Co Ltd ADR	16,380	6,854
TD SYNNEX Corp	6,500	1,698
Teradyne Inc	312	117
Texas Instruments Inc	4,060	1,241
Trimble Inc *	1,740	98
Twilio Inc, Cl A *	2,542	485
Ultra Clean Holdings Inc *	1,591	136
Varonis Systems Inc, Cl B *	6,834	233
Vertex Inc, Cl A *	11,268	150
Vishay Intertechnology Inc	6,341	330
Western Digital Corp	7,042	3,741
Workiva Inc, Cl A *	1,035	52
Zscaler Inc *	254	36
		187,236
Materials — 2.9%
Anglogold Ashanti PLC	4,065	394
Ball Corp	8,700	476
CF Industries Holdings Inc	5,490	617
Constellium SE, Cl A *	8,756	300
Crown Holdings Inc	4,270	406
Dow Inc	30,306	1,023
DuPont de Nemours Inc	6,052	293
Eastman Chemical Co	4,600	349
Ecolab Inc	6,569	1,682
FMC Corp	3,252	44
Freeport-McMoRan Inc, Cl B	3,858	253
Kaiser Aluminum Corp	2,002	364

4	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Linde PLC	6,948	$3,458
LyondellBasell Industries NV, Cl A	6,587	439
NewMarket Corp	1,000	773
Newmont Corp	13,600	1,493
Nucor Corp	1,308	327
O-I Glass Inc *	29,800	261
Reliance Inc	5,417	2,063
Sherwin-Williams Co/The	9,218	2,801
Solstice Advanced Materials Inc	1,681	142
Steel Dynamics Inc	1,800	468
Sylvamo Corp	5,900	232
		18,658
Real Estate — 1.9%
Alexandria Real Estate Equities Inc ‡	5,725	284
American Tower Corp, Cl A ‡	1,938	362
Brixmor Property Group Inc ‡	13,000	397
Crown Castle Inc ‡	8,436	772
Digital Realty Trust Inc ‡	5,370	1,020
Equinix Inc ‡	1,169	1,249
Healthpeak Properties Inc ‡	60,174	1,152
Host Hotels & Resorts Inc ‡	55,100	1,266
Iron Mountain Inc ‡	2,944	378
National Health Investors Inc ‡	2,288	168
Outfront Media Inc ‡	8,395	271
Prologis Inc ‡	8,670	1,244
Ryman Hospitality Properties Inc ‡	3,626	417
St Joe Co/The	2,244	143
VICI Properties Inc, Cl A ‡	49,597	1,400
Welltower Inc ‡	6,429	1,320
		11,843
Utilities — 1.5%
Brookfield Infrastructure Partners LP	24,646	962
Duke Energy Corp	13,883	1,704
Eversource Energy	8,800	601
National Fuel Gas Co	8,349	645
NextEra Energy Inc	22,297	1,940
NRG Energy Inc	13,149	1,763
PG&E Corp	2,011	33
Sempra	3,490	311
Talen Energy Corp *	3,078	1,190
UGI Corp	14,800	517
		9,666
Total Common Stock
(Cost $384,386) ($ Thousands)		621,433
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Institutional Class 3.490%**†	12,671,043	$12,671
Total Cash Equivalent
(Cost $12,671) ($ Thousands)		12,671
Total Investments in Securities — 99.8%
(Cost $397,057) ($ Thousands)		$634,104

SEI Institutional Investments Trust	5

SCHEDULE OF INVESTMENTS

May 31, 2026

Large Cap Fund (Concluded)

A list of the open futures contracts held by the Fund at May 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-Mini	24	Jun-2026	$8,943	$9,115	$172

Percentages are based on Net Assets of $635,530 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2026.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	621,433	–	–	621,433
Cash Equivalent	12,671	–	–	12,671
Total Investments in Securities	634,104	–	–	634,104

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	172	–	–	172
Total Other Financial Instruments	172	–	–	172

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$16,737	$241,492	$(245,558)	$—	$—	$12,671	$593	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2026

Large Cap Disciplined Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 96.4%

Communication Services — 9.1%
Alphabet Inc, Cl A	136,912	$52,073
Alphabet Inc, Cl C	40,684	15,315
AT&T Inc	277,628	6,885
Charter Communications Inc, Cl A *	7,221	1,040
Comcast Corp, Cl A	185,069	4,603
Electronic Arts Inc	5,421	1,094
Lumen Technologies Inc *	62,542	687
Meta Platforms Inc, Cl A	36,729	23,231
Netflix Inc *	63,345	5,449
New York Times Co/The, Cl A	16,337	1,229
News Corp, Cl A	10,994	287
Pinterest Inc, Cl A *	96,881	1,943
Roku Inc, Cl A *	17,415	2,267
Snap Inc, Cl A *	248,831	1,421
T-Mobile US Inc	26,328	4,937
Trade Desk Inc/The, Cl A *	33,362	719
Versant Media Group Inc	48,588	2,096
Walt Disney Co/The	29,296	2,983
Warner Music Group, Cl A	43,184	1,362
		129,621
Consumer Discretionary — 8.2%
Abercrombie & Fitch Co, Cl A *	26,370	2,036
Airbnb Inc, Cl A *	34,657	4,620
Amazon.com Inc *	112,885	30,551
APTIV PLC *	27,922	1,897
Autoliv Inc	2,536	322
AutoZone Inc *	2,178	6,393
Booking Holdings Inc	33,095	5,541
BorgWarner Inc	8,433	606
Carnival	38,247	1,073
Chewy Inc, Cl A *	23,387	527
eBay Inc	49,510	5,410
Expedia Group Inc	6,400	1,445
Ford Motor Co	126,638	2,209
Frontdoor Inc *	5,827	362
Garmin Ltd	4,677	1,094
General Motors Co	71,573	5,958
Genuine Parts Co	4,781	472
Graham Holdings Co, Cl B	819	899
Hilton Worldwide Holdings Inc	12,220	4,004
Levi Strauss & Co, Cl A	17,913	416
Lowe's Cos Inc	14,100	3,022
Magna International Inc, Cl A	29,980	1,941
Marriott International Inc/MD, Cl A	11,314	4,250
Mobileye Global Inc, Cl A *	134,030	1,386
Murphy USA Inc	1,486	752
NIKE Inc, Cl B	29,747	1,375
Ollie's Bargain Outlet Holdings Inc *	3,279	268
O'Reilly Automotive Inc *	31,489	2,736
Ross Stores Inc	43,466	10,072
Royal Caribbean Cruises Ltd	1,540	438

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Tesla Inc *	16,879	$7,356
TJX Cos Inc/The	48,738	7,542
		116,973
Consumer Staples — 4.8%
Albertsons Cos Inc, Cl A	57,727	901
Archer-Daniels-Midland Co	30,274	2,415
Casey's General Stores Inc	5,535	4,246
Coca-Cola Co/The	20,431	1,614
Coca-Cola Consolidated Inc	6,836	1,184
Colgate-Palmolive Co	61,192	5,515
Conagra Brands Inc	96,182	1,277
Costco Wholesale Corp	7,650	7,316
Darling Ingredients Inc *	24,660	1,457
Diageo PLC ADR	33,380	2,753
Dollar General Corp	45,020	4,980
Estee Lauder Cos Inc/The, Cl A	37,251	3,313
General Mills Inc	5,495	186
J M Smucker Co/The	2,592	268
Kimberly-Clark Corp	36,490	3,561
Kraft Heinz Co/The	90,277	2,168
Kroger Co/The	109,093	6,780
Maplebear Inc *	40,293	1,604
Molson Coors Beverage Co, Cl B	22,067	872
PepsiCo Inc	39,897	5,753
Philip Morris International Inc	35,458	6,290
Procter & Gamble Co/The	13,466	1,933
Seaboard Corp	291	1,479
Sysco Corp	4,110	312
Target Corp	4,660	592
		68,769
Energy — 3.5%
APA Corp	3,925	143
BP PLC ADR	61,920	2,593
Canadian Natural Resources Ltd	73,640	3,341
Cheniere Energy Inc	9,526	2,142
Chevron Corp	37,736	6,885
Chord Energy Corp	1,903	251
ConocoPhillips	21,580	2,460
Devon Energy Corp	72,965	3,246
Diamondback Energy Inc	15,840	3,033
Exxon Mobil Corp	32,484	4,719
Halliburton Co	48,727	1,893
HF Sinclair Corp	7,690	538
Marathon Petroleum Corp	7,007	1,743
Matador Resources Co	4,577	245
NOV Inc	84,736	1,691
Occidental Petroleum Corp	24,359	1,379
Ovintiv Inc	36,847	2,065
PBF Energy Inc, Cl A	17,689	720
Phillips 66	5,378	946
Shell PLC ADR	31,760	2,672
SLB	27,140	1,481

SEI Institutional Investments Trust	7

SCHEDULE OF INVESTMENTS

May 31, 2026

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
SM Energy Co	75,420	$2,316
TechnipFMC PLC	2,791	191
Transocean Ltd *	187,565	1,161
Valero Energy Corp	5,013	1,227
Venture Global, Cl A	10,598	128
Western Midstream Partners LP	28,163	1,207
		50,416
Financials — 13.9%
Allstate Corp/The	8,970	1,849
American International Group Inc	33,137	2,460
Annaly Capital Management Inc ‡	92,010	2,010
Ares Management Corp, Cl A	27,081	3,480
Bank of America Corp	200,193	10,330
Bank of New York Mellon Corp/The	26,920	3,753
Berkshire Hathaway Inc, Cl B *	14,861	7,051
BGC Group Inc, Cl A	122,798	1,283
BlackRock Funding Inc/DE	1,695	1,775
Capital One Financial Corp	26,605	5,000
Charles Schwab Corp/The	35,183	3,073
Citigroup Inc	84,387	10,624
CME Group Inc, Cl A	30,492	8,341
Columbia Banking System Inc	46,492	1,378
Everest Group Ltd	712	231
FactSet Research Systems Inc	5,420	1,330
Fidelity National Information Services Inc	78,807	3,388
Fiserv Inc *	3,294	186
FNB Corp/PA	199,775	3,492
Global Payments Inc	81,580	6,160
Goldman Sachs Group Inc/The	7,793	7,992
Hanover Insurance Group Inc/The	2,735	509
JPMorgan Chase & Co	72,108	21,583
Loews Corp	15,993	1,656
M&T Bank Corp	15,720	3,397
Marsh & McLennan Cos Inc	759	121
Mastercard Inc, Cl A	30,653	15,142
Miami International Holdings Inc *	8,461	400
Moody's Corp	16,350	7,411
Morgan Stanley	63,365	13,180
Morningstar Inc	2,627	478
MSCI Inc, Cl A	11,653	7,358
Nasdaq Inc	35,587	3,293
PayPal Holdings Inc	47,960	2,146
Popular Inc	10,699	1,589
RenaissanceRe Holdings Ltd	11,123	3,118
Rithm Capital Corp ‡	132,719	1,237
S&P Global Inc	5,076	2,152
State Street Corp	12,942	2,014
StepStone Group Inc, Cl A	11,672	576
Synchrony Financial	44,066	3,148
Travelers Cos Inc/The	9,047	2,641
Valley National Bancorp	237,745	3,274
Virtu Financial Inc, Cl A	16,093	807
Visa Inc, Cl A	17,992	5,872

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Wells Fargo & Co	45,055	$3,494
Willis Towers Watson PLC	14,100	3,520
Zions Bancorp NA	51,608	3,223
		198,525
Health Care — 9.6%
AbbVie Inc	32,126	6,994
Alnylam Pharmaceuticals Inc *	1,543	466
Avantor Inc *	139,024	1,268
BioMarin Pharmaceutical Inc *	53,268	3,052
Bridgebio Pharma Inc *	17,559	1,163
BrightSpring Health Services Inc *	21,765	1,342
Bristol-Myers Squibb Co	47,431	2,712
Cencora Inc	12,215	3,290
Centene Corp *	81,969	4,885
Cigna Group/The	6,846	1,899
CVS Health Corp	159,535	14,515
Dexcom Inc *	26,808	1,977
Elevance Health Inc	8,615	3,387
Eli Lilly & Co	19,027	21,025
Encompass Health Corp	29,753	3,149
Genmab ADR *	50,050	1,318
GSK PLC ADR	41,090	2,077
Halozyme Therapeutics Inc *	7,203	479
HCA Healthcare Inc	1,875	710
Humana Inc	7,635	2,332
ICON PLC *	24,260	3,301
Insulet Corp *	3,778	548
Johnson & Johnson	39,388	8,875
McKesson Corp	436	324
Medtronic PLC	39,820	2,939
Merck & Co Inc	29,255	3,473
Mettler-Toledo International Inc *	2,505	2,957
Molina Healthcare Inc *	3,994	693
Neurocrine Biosciences Inc *	14,261	2,258
Pfizer Inc	242,761	6,356
Regeneron Pharmaceuticals Inc	2,649	1,629
Royalty Pharma PLC, Cl A	41,240	2,300
Sanofi SA ADR	49,000	2,140
Sarepta Therapeutics Inc *	4,037	72
STERIS PLC	14,290	3,040
UnitedHealth Group Inc	28,366	10,788
Universal Health Services Inc, Cl B	7,072	1,033
Veeva Systems Inc, Cl A *	1,227	214
Viatris Inc	222,726	3,622
West Pharmaceutical Services Inc	134	43
Zoetis Inc, Cl A	20,070	1,559
		136,204
Industrials — 8.4%
3M Co	5,650	865
Acuity Inc	2,360	720
Advanced Drainage Systems Inc	6,776	943
AerCap Holdings NV	15,530	2,165

8	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
AGCO Corp	3,838	$431
AMETEK Inc	651	147
ATI Inc *	1,400	245
Atmus Filtration Technologies Inc	1,622	76
Bloom Energy Corp, Cl A *	2,814	802
Boeing Co/The *	5,841	1,350
Brink's Co/The	3,477	362
Carrier Global Corp	45,200	2,887
Caterpillar Inc	10,976	9,614
Cintas Corp	20,447	3,502
Clean Harbors Inc *	4,632	1,302
CNH Industrial NV	417,509	4,263
Comfort Systems USA Inc	2,501	4,572
Copart Inc *	79,000	2,589
Core & Main Inc, Cl A *	16,058	794
Cummins Inc	10,452	6,759
Delta Air Lines Inc	23,515	1,939
EMCOR Group Inc	2,625	2,170
EnerSys	2,886	658
Everus Construction Group Inc *	9,699	1,443
Fastenal Co	2,167	96
FedEx Corp	8,333	3,431
Forgent Power Solutions Inc, Cl A *	13,403	733
GE Vernova Inc	2,432	2,355
General Electric Co	8,997	2,913
Genpact Ltd	7,479	246
Graco Inc	27,800	2,097
Huntington Ingalls Industries Inc	1,987	612
IES Holdings Inc *	885	600
Johnson Controls International PLC	14,395	1,930
Knight-Swift Transportation Holdings Inc, Cl A	44,552	3,369
Landstar System Inc	5,405	1,118
Lockheed Martin Corp	6,176	3,276
Lyft Inc, Cl A *	31,696	447
MasTec Inc *	1,548	586
Middleby Corp/The *	10,570	1,638
Moog Inc, Cl A	1,962	706
MYR Group Inc *	326	152
Northrop Grumman Corp	3,727	2,101
Otis Worldwide Corp	28,700	2,033
Owens Corning	5,204	655
Paylocity Holding Corp *	8,163	938
Planet Labs PBC *	4,783	245
Powell Industries Inc	2,269	645
Primoris Services Corp	13,487	1,696
RBC Bearings Inc *	821	470
Regal Rexnord Corp	8,160	1,646
Republic Services Inc, Cl A	20,289	4,067
Resideo Technologies Inc *	18,576	581
RTX Corp	21,000	3,773
Rush Enterprises Inc, Cl A	5,729	397
Tetra Tech Inc	2,317	64
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Textron Inc	14,533	$1,333
Vertiv Holdings Co, Cl A	31,477	9,938
Vicor Corp *	2,362	791
Waste Connections Inc	41,352	6,162
Westinghouse Air Brake Technologies Corp	16,997	4,439
XPO Inc *	1,455	312
		119,189
Information Technology — 31.9%
Accenture PLC, Cl A	12,800	2,394
Adobe Inc *	18,121	4,697
Advanced Energy Industries Inc	2,000	604
Advanced Micro Devices Inc *	18,488	9,542
Akamai Technologies Inc *	1,940	290
Amphenol Corp, Cl A	36,309	5,401
Analog Devices Inc	25,640	10,611
Apple Inc	266,321	83,108
Applied Materials Inc	29,529	13,290
Arista Networks Inc *	26,890	4,288
Arrow Electronics Inc *	7,761	1,666
Atlassian Corp, Cl A *	2,403	259
Autodesk Inc *	7,092	1,640
Broadcom Inc	76,992	34,398
Cadence Design Systems Inc *	11,322	4,245
Cisco Systems Inc	33,996	4,094
Clear Secure Inc, Cl A	21,039	1,167
Coherent Corp *	1,559	564
Corning Inc	3,189	578
Crowdstrike Holdings Inc, Cl A *	5,545	4,053
Dell Technologies Inc, Cl C	8,176	3,441
DocuSign Inc, Cl A *	78,422	4,119
Dolby Laboratories Inc, Cl A	37,743	2,106
Dropbox Inc, Cl A *	58,601	1,575
Dynatrace Inc *	56,977	2,427
Elastic NV *	25,832	1,671
FormFactor Inc *	2,202	274
Fortinet Inc *	19,699	2,718
Gen Digital Inc	81,277	2,096
GlobalFoundries Inc *	5,363	429
GoDaddy Inc, Cl A *	52,485	4,505
Hewlett Packard Enterprise Co	27,905	1,201
HubSpot Inc *	1,503	332
Ingram Micro Holding Corp	6,558	185
Intel Corp *	71,587	8,210
InterDigital Inc	6,655	1,678
International Business Machines Corp	8,848	2,635
Intuit Inc	3,587	1,189
Jabil Inc	1,248	455
Keysight Technologies Inc *	8,074	2,732
KLA Corp	6,172	11,861
Lam Research Corp	47,758	15,196
Lattice Semiconductor Corp *	1,435	211
Marvell Technology Inc	1,714	351
Micron Technology Inc	16,594	16,113

SEI Institutional Investments Trust	9

SCHEDULE OF INVESTMENTS

May 31, 2026

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Microsoft Corp	141,696	$63,797
MKS Inc	609	197
Monolithic Power Systems Inc	4,515	7,071
Motorola Solutions Inc	9,682	3,905
Nutanix Inc, Cl A *	58,925	3,068
NVIDIA Corp	216,661	45,746
NXP Semiconductors NV	2,798	899
ON Semiconductor Corp *	17,650	2,129
Onto Innovation Inc *	1,946	503
Oracle Corp	28,392	6,410
Palantir Technologies Inc, Cl A *	7,233	1,132
Palo Alto Networks Inc *	1,059	298
Pegasystems Inc	48,401	1,729
Qnity Electronics Inc	1,242	194
Rubrik Inc, Cl A *	1,229	97
Salesforce Inc	35,069	6,702
SanDisk Corp *	1,584	2,685
Seagate Technology Holdings PLC	5,717	5,030
SentinelOne Inc, Cl A *	21,297	352
ServiceNow Inc *	37,210	4,628
Skyworks Solutions Inc	18,268	1,422
Taiwan Semiconductor Manufacturing Co Ltd ADR	15,687	6,564
Teradyne Inc	1,731	648
Texas Instruments Inc	13,568	4,147
Trimble Inc *	15,256	861
UiPath Inc, Cl A *	16,058	188
VeriSign Inc	4,836	1,380
Viasat Inc *	9,352	754
Viavi Solutions Inc *	3,206	156
Vishay Intertechnology Inc	29,109	1,515
Vontier Corp	63,030	1,789
Western Digital Corp	7,606	4,040
		454,635
Materials — 2.2%
Amrize	31,860	1,733
AptarGroup Inc	13,270	1,537
Celanese Corp, Cl A	33,080	1,758
Century Aluminum Co *	1,363	90
Dow Inc	35,082	1,184
DuPont de Nemours Inc	34,352	1,663
Ecolab Inc	12,056	3,086
Freeport-McMoRan Inc, Cl B	6,192	407
Linde PLC	8,480	4,220
LyondellBasell Industries NV, Cl A	23,290	1,552
Newmont Corp	22,318	2,451
Nucor Corp	7,891	1,973
O-I Glass Inc *	70,230	615
Reliance Inc	9,841	3,747
Sherwin-Williams Co/The	11,400	3,464
Smurfit WestRock PLC	46,790	1,925

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Solstice Advanced Materials Inc	3,543	$299
		31,704
Real Estate — 2.6%
Alexandria Real Estate Equities Inc ‡	76,528	3,802
American Tower Corp, Cl A ‡	3,356	627
Digital Realty Trust Inc ‡	12,392	2,355
Equinix Inc ‡	6,125	6,542
Essex Property Trust Inc ‡	529	144
Federal Realty Investment Trust ‡	2,508	300
Healthcare Realty Trust Inc, Cl A ‡	5,946	118
Healthpeak Properties Inc ‡	157,840	3,023
Host Hotels & Resorts Inc ‡	158,384	3,640
Howard Hughes Holdings Inc *	16,800	1,064
Iron Mountain Inc ‡	3,250	417
Omega Healthcare Investors Inc ‡	27,897	1,304
Outfront Media Inc ‡	25,257	814
Prologis Inc ‡	50,179	7,199
Ventas Inc ‡	39,726	3,354
Welltower Inc ‡	7,943	1,631
		36,334
Utilities — 2.2%
Brookfield Infrastructure Partners LP	37,366	1,459
Edison International	62,114	4,344
Eversource Energy	33,260	2,271
FirstEnergy Corp	63,402	2,941
National Fuel Gas Co	22,381	1,729
NRG Energy Inc	33,596	4,505
ONE Gas Inc	9,864	767
PG&E Corp	228,552	3,735
Sempra	36,053	3,213
Southwest Gas Holdings Inc	8,688	749
UGI Corp	69,624	2,431
Xcel Energy Inc	36,520	2,903
		31,047
Total Common Stock
(Cost $940,457) ($ Thousands)		1,373,417

	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Bills
3.580%, 08/27/2026 (A)	$30,000	29,739

Total U.S. Treasury Obligations
(Cost $29,743) ($ Thousands)		29,739

10	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Institutional Class 3.490%**†	28,881,200	$28,881
Total Cash Equivalent
(Cost $28,881) ($ Thousands)		28,881
Total Investments in Securities — 100.5%
(Cost $999,081) ($ Thousands)		$1,432,037

A list of the open futures contracts held by the Fund at May 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-Mini	32	Jun-2026	$11,840	$12,154	$314

A list of the open OTC Swap agreement held by the Fund at May 31, 2026, is as follows:

Total Return Swap

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America Merrill Lynch	Custom Basket of Domestic Equity Securities	Overnight Bank Funding Rate + Spread	Basket Return	Annually	12/15/2027	USD	37,615	$(7,950)	$–	$(7,950)

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of May 31, 2026:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
161,116	NVIDIA CORP	$36,303	$(2,357)	96.5%
61,148	ALPHABET INC	24,262	(1,039)	64.5
49,416	AMAZON.COM INC	13,053	301	34.7
9,330	TERADYNE INC	3,152	336	8.4
18,650	BOOKING HOLDINGS INC	2,875	244	7.6
12,180	BOEING CO/THE	2,686	126	7.1
21,243	CITIGROUP INC	2,622	61	7.0
9,633	EXPEDIA GROUP INC	2,097	79	5.6
17,080	WALT DISNEY CO/THE	1,754	(18)	4.7
19,545	TEXTRON INC	1,735	56	4.6
5,455	WEST PHARMACEUTICAL SERVICES	1,652	106	4.4
57,278	COLUMBIA BANKING SYSTEM INC	1,648	68	4.4
16,153	INCYTE CORP	1,540	21	4.1
31,204	DUPONT DE NEMOURS INC	1,539	(24)	4.1
17,788	EDISON INTERNATIONAL	1,230	12	3.3
58,022	NOV INC	1,182	(22)	3.1
2,293	WESTERN DIGITAL CORP	1,105	111	2.9
2,702	S&P GLOBAL INC	1,089	57	2.9
20,531	DEVON ENERGY CORP	1,016	(103)	2.7
2,359	HUACHEN AI PKG MGMT TECHNOLOGY SHS	941	(50)	2.5
38,250	KRAFT HEINZ CO/THE	877	40	2.3
9,800	NETFLIX INC	853	(11)	2.3
2,004	ADVANCED MICRO DEVICES	850	183	2.3
134,085	SNAP INC	741	23	2.0

SEI Institutional Investments Trust	11

SCHEDULE OF INVESTMENTS

May 31, 2026

Large Cap Disciplined Equity Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
8,145	EVERPURE INC	$661	$(15)	1.8%
5,555	MERCK & CO INC COM	619	115	1.6
3,114	PHILIP MORRIS INTL INC COM	590	(39)	1.6
4,170	CHARTER COMMUNICATIONS INC	585	15	1.6
1,161	FEDEX CORP	436	41	1.2
32,336	CONAGRA BRANDS INC	434	(6)	1.2
1,018	BROADCOM INC	433	18	1.2
12,340	UGI CORP	419	11	1.1
8,676	ALEXANDRIA REAL ESTATE EQUITY	390	40	1.0
1,417	ESSEX PROPERTY TRUST INC	378	7	1.0
939	VERTIV HOLDINGS CO	348	(58)	0.9
4,501	UBER TECHNOLOGIES INC	317	0	0.8
2,616	AUTOLIV INC COM	300	34	0.8
27,755	CNH INDUSTRIAL NV	289	(4)	0.8
13,924	HEALTHCARE REALTY TRUST INC	286	(9)	0.8
4,024	BRIDGEBIO PHARMA INC REGISTERED SHS	266	0	0.7
1,721	INTERCONTINENTAL EXCHANGE IN	266	(12)	0.7
3,715	HF SINCLAIR CORP COM	260	1	0.7
1,640	NEUROCRINE BIOSCIENCES INC	260	(1)	0.7
4,502	BIOMARIN PHARMACEUTICAL INC REGISTERED SHS	233	24	0.6
1,620	ARISTA NETWORKS INC	230	28	0.6
816	AUTODESK INC	193	(5)	0.5
4,113	CORE & MAIN INC	192	11	0.5
768	WILLIS TOWERS WATSON PLC	191	1	0.5
847	WELLTOWER INC	181	(7)	0.5
6,678	NEWS CORP	173	1	0.5

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(11,470)	ARROW ELECTRONICS INC	$(2,390)	$(70)	(6.4)%
(3,829)	RBC BEARINGS INC	(2,179)	(8)	(5.8)
(44,416)	VIPER ENERGY INC	(2,175)	127	(5.8)
(1,038)	FIRST CITIZENS BCSHS	(2,002)	(64)	(5.3)
(84,861)	FIRST HORIZON CORP	(2,000)	(54)	(5.3)
(14,792)	CULLEN/FROST BANKERS INC	(1,992)	(25)	(5.3)
(94,834)	HP INC REGISTERED SHS	(1,973)	(588)	(5.3)
(3,565)	DILLARDS INC	(1,920)	(181)	(5.1)
(15,659)	BUNGE GLOBAL SA	(1,916)	(23)	(5.1)
(184,159)	JOBY AVIATION INC	(1,908)	(329)	(5.1)
(37,367)	COMMERCE BANCSHARES INC	(1,904)	(45)	(5.1)
(6,330)	WATTS WATER TECHNOLOGIES INC SHS	(1,882)	(72)	(5.0)
(67,673)	REGIONS FINANCIAL CORP	(1,804)	(88)	(4.8)
(57,182)	SUPER MICRO COMPUTER INC	(1,775)	(912)	(4.7)
(76,443)	WEYERHAEUSER CO	(1,734)	(138)	(4.6)
(36,561)	FIFTH THIRD BANCORP	(1,731)	(92)	(4.6)
(10,615)	AEROVIRONMENT INC	(1,693)	(522)	(4.5)
(53,767)	INTERNATIONAL PAPER CO	(1,627)	(195)	(4.3)
(20,592)	ROBINHOOD MARKETS INC	(1,588)	(351)	(4.2)
(12,721)	AMERICAN WATER WORKS CO INC	(1,581)	15	(4.2)
(3,800)	MEDPACE HOLDINGS INC	(1,578)	(119)	(4.2)
(22,996)	OKLO INC	(1,408)	(148)	(3.7)
(1,869)	FABRINET	(1,349)	157	(3.6)
(6,144)	ERIE INDEMNITY COMPANY	(1,309)	2	(3.5)
(35,193)	AMCOR PLC	(1,291)	(96)	(3.4)
(1,659)	SITIME CORP	(1,284)	108	(3.4)
(5,537)	HEICO CORP NEW COM	(1,198)	(239)	(3.2)
(4,169)	CONSTELLATION ENERGY	(1,182)	(17)	(3.1)
(11,235)	PRINCIPAL FINANCIAL GROUP	(1,129)	(33)	(3.0)
(37,648)	ROIVANT SCIENCES LTD	(1,103)	(34)	(2.9)
(4,942)	PNC FINANCIAL SERVICES GROUP	(1,089)	(3)	(2.9)

12	SEI Institutional Investments Trust

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(3,238)	WATERS CORP	$(1,082)	$(159)	(2.9)%
(106,415)	BLUE OWL CAPITAL INC	(1,007)	(111)	(2.7)
(30,378)	CELSIUS HOLDINGS INC	(916)	(93)	(2.4)
(8,894)	REPLIGEN CORP	(915)	(186)	(2.4)
(9,714)	SOUTHSTATE CORP	(896)	(23)	(2.4)
(2,849)	KINSALE CAPITAL GROUP INC	(887)	19	(2.4)
(11,572)	CYTOKINETICS INC	(878)	(9)	(2.3)
(16,281)	DUTCH BROS INC	(830)	(132)	(2.2)
(15,360)	KRATOS DEFENSE & SEC SOLUTIONS COM	(818)	(166)	(2.2)
(36,429)	TERAWULF INC COM	(813)	(122)	(2.2)
(15,212)	IONQ INC	(790)	(390)	(2.1)
(6,372)	ARES MANAGEMENT CORP	(786)	(31)	(2.1)
(13,627)	LOAR HOLDINGS INC COM SHS	(782)	(96)	(2.1)
(8,687)	Westlake Corporation	(769)	12	(2.0)
(2,896)	GENERAC HOLDINGS INC	(764)	(40)	(2.0)
(5,871)	CBRE GROUP INC	(763)	30	(2.0)
(42,436)	RIGETTI COMPUTING INC COMMON STOCK	(757)	(325)	(2.0)
(3,201)	ROYAL GOLD INC	(731)	13	(1.9)
(4,061)	SIMPSON MANUFACTURING CO INC	(725)	(44)	(1.9)
(11,591)	MP MATERIALS CORP COM	(710)	(39)	(1.9)
(1,356)	VALMONT INDUSTRIES	(697)	(7)	(1.9)
(13,177)	ENPHASE ENERGY INC	(658)	(242)	(1.8)
(14,728)	FIGURE TECHNOLOGY SOLUTIO COM	(637)	117	(1.7)
(36,531)	SUMMIT THERAPEUTICS INC	(616)	(24)	(1.6)
(4,240)	ECHOSTAR CORP	(582)	45	(1.6)
(4,418)	ORMAT TECHNOLOGIES INC	(581)	(100)	(1.5)
(11,347)	MODERNA INC	(556)	22	(1.5)
(5,118)	CDW CORP/DE	(522)	(122)	(1.4)
(25,745)	BITMINE IMMERSION TECHS INC COM	(512)	16	(1.4)
(976)	MADRIGAL PHARMACEUTICALS INC	(511)	26	(1.4)
(41,889)	GPGI INC COM	(507)	(2)	(1.4)
(2,668)	POOL CORP	(468)	(19)	(1.2)
(31,990)	URANIUM ENERGY CORP	(437)	(3)	(1.2)

Percentages are based on Net Assets of $1,425,541 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2026.

†	Investment in Affiliated Security (see Note 6).

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

(A)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,373,417	–	–	1,373,417
U.S. Treasury Obligations	–	29,739	–	29,739
Cash Equivalent	28,881	–	–	28,881
Total Investments in Securities	1,402,298	29,739	–	1,432,037

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	314	–	–	314
OTC Swap
Total Return Swap*
Unrealized Depreciation	–	(7,950)	–	(7,950)
Total Other Financial Instruments	314	(7,950)	–	(7,636)

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust	13

SCHEDULE OF INVESTMENTS

May 31, 2026

Large Cap Disciplined Equity Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$56,195	$431,870	$(459,184)	$—	$—	$28,881	$1,331	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

14	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2026

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.7%
Communication Services — 9.9%
Alphabet Inc, Cl A	161,110	$61,277
Alphabet Inc, Cl C	131,170	49,376
AST SpaceMobile Inc, Cl A *	5,200	590
AT&T Inc	192,285	4,769
Charter Communications Inc, Cl A *	2,497	360
Comcast Corp, Cl A	99,600	2,477
DoubleVerify Holdings Inc *	4,800	47
Electronic Arts Inc	7,165	1,445
Fox Corp	6,461	413
Fox Corp, Cl B	4,466	256
IAC Inc *	2,232	100
Iridium Communications Inc	2,700	140
Liberty Broadband Corp, Cl A *	80	3
Liberty Broadband Corp, Cl C *	3,678	124
Liberty Capital Corp, Cl A *	16	—
Liberty Capital Corp, Cl C *	1,024	23
Liberty Global Ltd, Cl A *	6,100	76
Liberty Global Ltd, Cl C *	6,300	77
Liberty Media Corp-Liberty Formula One, Cl A *	700	59
Liberty Media Corp-Liberty Formula One, Cl C *	6,200	563
Live Nation Entertainment Inc *	4,500	758
Madison Square Garden Sports Corp, Cl A *	486	182
Match Group Inc	7,396	267
Meta Platforms Inc, Cl A	60,490	38,261
Millicom International Cellular SA	2,100	179
Netflix Inc *	116,910	10,057
New York Times Co/The, Cl A	4,800	361
News Corp, Cl A	11,446	299
News Corp, Cl B	3,200	95
Nexstar Media Group Inc, Cl A	800	143
Omnicom Group Inc	8,077	587
Pinterest Inc, Cl A *	17,500	351
Reddit Inc, Cl A *	3,800	669
ROBLOX Corp, Cl A *	16,700	787
Roku Inc, Cl A *	3,900	508
Sirius XM Holdings Inc	5,992	177
Spotify Technology SA *	4,160	2,070
Take-Two Interactive Software Inc *	5,135	1,151
TKO Group Holdings Inc, Cl A	1,600	328
T-Mobile US Inc	13,292	2,493
Trade Desk Inc/The, Cl A *	12,800	276
Trump Media & Technology Group Corp *	2,100	20
Verizon Communications Inc	117,576	5,621
Versant Media Group Inc	4,300	185
Walt Disney Co/The	49,400	5,030
Warner Bros Discovery Inc *	62,536	1,689
ZoomInfo Technologies Inc, Cl A *	8,800	29
		194,748

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Consumer Discretionary — 9.7%
ADT Inc	6,483	$44
Airbnb Inc, Cl A *	11,300	1,506
Amazon.com Inc *	265,890	71,960
Amer Sports Inc *	5,000	178
APTIV PLC *	6,200	421
Aramark	8,000	427
AutoNation Inc *	832	156
AutoZone Inc *	479	1,406
Bath & Body Works Inc	6,357	127
Best Buy Co Inc	5,347	417
Birkenstock Holding PLC *	1,000	45
Booking Holdings Inc	22,560	3,777
BorgWarner Inc	6,564	471
Boyd Gaming Corp	1,700	141
Bright Horizons Family Solutions Inc *	1,900	119
Brunswick Corp/DE	2,300	193
Burlington Stores Inc *	1,900	615
Caesars Entertainment Inc *	7,200	209
CarMax Inc *	4,760	212
Carnival	31,000	870
Carvana Co, Cl A *	18,800	1,372
Cava Group Inc *	2,600	202
Chewy Inc, Cl A *	6,000	135
Chipotle Mexican Grill Inc, Cl A *	34,750	1,107
Choice Hotels International Inc	884	96
Churchill Downs Inc	2,000	174
Columbia Sportswear Co	900	60
Coupang Inc, Cl A *	34,100	566
Crocs Inc *	1,600	190
Darden Restaurants Inc	3,368	687
Deckers Outdoor Corp *	4,000	455
Dick's Sporting Goods Inc	1,658	377
Dillard's Inc, Cl A	100	59
Domino's Pizza Inc	900	280
DoorDash Inc, Cl A *	10,200	1,625
DR Horton Inc	7,368	1,084
DraftKings Inc, Cl A *	14,200	348
Duolingo Inc, Cl A *	1,100	123
Dutch Bros Inc, Cl A *	3,400	197
eBay Inc	12,211	1,334
Etsy Inc *	3,100	211
Expedia Group Inc	3,322	750
Five Below Inc *	1,400	318
Floor & Decor Holdings Inc, Cl A *	3,200	165
Flutter Entertainment PLC *	3,940	382
Ford Motor Co	105,284	1,836
GameStop Corp, Cl A *	12,900	273
Gap Inc/The	7,721	163
Garmin Ltd	4,700	1,099
General Motors Co	25,300	2,106
Gentex Corp	6,364	154
Genuine Parts Co	3,990	394

SEI Institutional Investments Trust	15

SCHEDULE OF INVESTMENTS

May 31, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Grand Canyon Education Inc *	800	$120
H&R Block Inc	4,025	155
Harley-Davidson Inc	4,103	99
Hasbro Inc	3,967	342
Hilton Worldwide Holdings Inc	6,243	2,046
Home Depot Inc/The	27,429	8,699
Hyatt Hotels Corp, Cl A	1,000	181
Las Vegas Sands Corp	8,893	450
Lear Corp	1,700	243
Lennar Corp, Cl A	5,125	460
Lennar Corp, Cl B	513	45
Liberty Live Holdings Inc, Cl A *	731	70
Liberty Live Holdings Inc, Cl C *	1,392	138
Lithia Motors Inc, Cl A	800	233
LKQ Corp	7,300	198
Lowe's Cos Inc	15,520	3,327
Lucid Group Inc, Cl A *	2,380	16
Lululemon Athletica Inc *	3,000	394
Macy's Inc	7,600	165
Marriott International Inc/MD, Cl A	6,074	2,281
Mattel Inc *	9,642	144
McDonald's Corp	19,930	5,564
MGM Resorts International *	6,539	286
Mohawk Industries Inc *	1,466	157
Murphy USA Inc	500	253
Newell Brands Inc	14,293	49
NIKE Inc, Cl B	33,218	1,536
Norwegian Cruise Line Holdings Ltd *	11,900	218
NVR Inc *	64	391
Ollie's Bargain Outlet Holdings Inc *	1,700	139
On Holding AG, Cl A *	6,600	269
O'Reilly Automotive Inc *	23,050	2,003
Penn Entertainment Inc *	3,300	62
Penske Automotive Group Inc	500	84
Planet Fitness Inc, Cl A *	2,700	144
Pool Corp	1,100	200
PulteGroup Inc	5,645	667
PVH Corp	1,600	149
QuantumScape Corp, Cl A *	13,000	117
Ralph Lauren Corp, Cl A	1,080	393
Restaurant Brands International Inc	9,300	695
RH *	500	74
Rivian Automotive Inc, Cl A *	23,400	381
Ross Stores Inc	8,676	2,011
Royal Caribbean Cruises Ltd	6,860	1,953
Service Corp International/US	4,194	315
SharkNinja Inc *	2,100	256
Somnigroup International Inc	5,700	404
Starbucks Corp	31,462	3,120
Tapestry Inc	5,967	868
Tesla Inc *	78,145	34,055
Texas Roadhouse Inc, Cl A	2,000	361
Thor Industries Inc	1,700	134

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
TJX Cos Inc/The	31,066	$4,807
Toll Brothers Inc	2,951	409
TopBuild Corp *	800	334
Tractor Supply Co	15,200	479
Travel + Leisure Co	1,868	127
Ulta Beauty Inc *	1,152	586
Under Armour Inc, Cl A *	5,500	32
Under Armour Inc, Cl C *	6,221	36
Vail Resorts Inc	1,100	147
Valvoline Inc *	3,804	128
Versigent PLC *	2,066	91
VF Corp	11,068	190
Viking Holdings Ltd *	5,000	461
Wayfair Inc, Cl A *	2,700	195
Wendy's Co/The	6,043	47
Whirlpool Corp	1,616	70
Williams-Sonoma Inc	3,424	697
Wingstop Inc	800	126
Wyndham Hotels & Resorts Inc	2,268	182
Wynn Resorts Ltd	2,496	253
YETI Holdings Inc *	2,500	120
Yum! Brands Inc	7,948	1,176
		189,423
Consumer Staples — 4.4%
Albertsons Cos Inc, Cl A	11,700	183
Altria Group Inc	46,690	3,249
Archer-Daniels-Midland Co	13,679	1,091
BellRing Brands Inc *	3,600	30
BJ's Wholesale Club Holdings Inc *	3,900	333
Boston Beer Co Inc/The, Cl A *	200	35
Brown-Forman Corp, Cl A	2,200	59
Brown-Forman Corp, Cl B	5,217	134
Bunge Global SA	4,000	493
Campbell's	6,478	137
Casey's General Stores Inc	980	752
Celsius Holdings Inc *	4,900	163
Church & Dwight Co Inc	7,014	671
Clorox Co/The	3,703	333
Coca-Cola Co/The	107,190	8,469
Coca-Cola Consolidated Inc	1,600	277
Colgate-Palmolive Co	21,800	1,965
Conagra Brands Inc	15,276	203
Constellation Brands Inc, Cl A	3,931	546
Costco Wholesale Corp	12,261	11,725
Coty Inc, Cl A *	14,322	30
Darling Ingredients Inc *	4,700	278
Dollar General Corp	5,700	630
Dollar Tree Inc *	5,634	656
elf Beauty Inc *	1,400	78
Estee Lauder Cos Inc/The, Cl A	6,208	552
Flowers Foods Inc	5,525	42
Freshpet Inc *	1,700	88
General Mills Inc	15,692	531

16	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hershey Co/The	3,798	$737
Hormel Foods Corp	8,656	201
Ingredion Inc	1,900	193
J M Smucker Co/The	3,111	321
Kenvue Inc	54,412	940
Keurig Dr Pepper Inc	37,100	1,114
Kimberly-Clark Corp	9,518	929
Kraft Heinz Co/The	24,402	586
Kroger Co/The	15,546	966
Lamb Weston Holdings Inc	4,062	175
Maplebear Inc *	5,200	207
McCormick & Co Inc/MD	7,686	364
Molson Coors Beverage Co, Cl B	5,062	200
Mondelez International Inc, Cl A	35,506	2,172
Monster Beverage Corp *	18,674	1,645
PepsiCo Inc	38,152	5,501
Performance Food Group Co *	4,600	452
Philip Morris International Inc	43,468	7,710
Pilgrim's Pride Corp	1,400	40
Post Holdings Inc *	1,500	138
Primo Brands Corp, Cl A	8,600	213
Procter & Gamble Co/The	64,754	9,296
Reynolds Consumer Products Inc	2,000	43
Smithfield Foods Inc	800	21
Sprouts Farmers Market Inc *	3,000	248
Sysco Corp	12,548	951
Target Corp	12,975	1,649
Tyson Foods Inc, Cl A	6,965	425
US Foods Holding Corp *	5,700	467
Walmart Inc	120,187	13,912
		85,549
Energy — 3.1%
Antero Midstream Corp	7,100	149
Antero Resources Corp *	8,500	304
APA Corp	8,459	308
Baker Hughes Co, Cl A	26,640	1,702
Cheniere Energy Inc	5,750	1,293
Chevron Corp	51,645	9,423
Chord Energy Corp	1,800	237
ConocoPhillips	34,371	3,918
Devon Energy Corp	30,154	1,342
Diamondback Energy Inc	5,417	1,037
DT Midstream Inc	2,882	403
EOG Resources Inc	14,940	1,993
EQT Corp	16,019	880
Expand Energy	6,322	588
Exxon Mobil Corp	116,843	16,973
Halliburton Co	21,836	848
HF Sinclair Corp	4,826	337
Kinder Morgan Inc	52,622	1,635
Marathon Petroleum Corp	8,219	2,045
Matador Resources Co	3,500	188
NOV Inc	11,180	223

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Occidental Petroleum Corp	18,919	$1,071
ONEOK Inc	17,858	1,499
Ovintiv Inc	8,000	448
Permian Resources Corp, Cl A	19,200	369
Phillips 66	10,988	1,933
Range Resources Corp	6,900	269
SLB	41,155	2,245
Targa Resources Corp	5,800	1,479
TechnipFMC PLC	11,600	794
Texas Pacific Land Corp	1,704	670
Valero Energy Corp	8,236	2,016
Viper Energy Inc, Cl A	4,100	187
Weatherford International PLC	2,000	207
Williams Cos Inc/The	33,496	2,391
		61,404
Financials — 11.3%
Affiliated Managers Group Inc	820	248
Affirm Holdings Inc, Cl A *	8,100	597
Aflac Inc	12,812	1,440
AGNC Investment Corp ‡	26,859	280
Allstate Corp/The	7,025	1,448
Ally Financial Inc	8,300	355
American Express Co	15,012	4,751
American Financial Group Inc/OH	1,914	248
American International Group Inc	14,423	1,071
Ameriprise Financial Inc	2,460	1,096
Annaly Capital Management Inc ‡	18,002	393
Aon PLC, Cl A	5,681	1,796
Apollo Global Management Inc	11,519	1,483
Arch Capital Group Ltd *	9,300	831
Ares Management Corp, Cl A	5,400	694
Arthur J Gallagher & Co	6,787	1,365
Assurant Inc	1,493	372
Assured Guaranty Ltd	1,300	96
Axis Capital Holdings Ltd	2,500	237
Bank of America Corp	181,113	9,345
Bank of New York Mellon Corp/The	19,409	2,706
Bank OZK	3,200	155
Berkshire Hathaway Inc, Cl B *	51,050	24,222
BlackRock Funding Inc/DE	4,239	4,438
Blackstone Inc	20,450	2,392
Block Inc, Cl A *	14,100	1,068
Blue Owl Capital Inc, Cl A	18,000	185
BOK Financial Corp	675	86
Brighthouse Financial Inc *	1,728	108
Brookfield Asset Management Ltd, Cl A	10,900	530
Brown & Brown Inc	8,348	470
Capital One Financial Corp	16,982	3,191
Carlyle Group Inc/The	7,900	359
Cboe Global Markets Inc	2,780	927
Charles Schwab Corp/The	46,378	4,051
Chubb Ltd	10,061	3,136
Cincinnati Financial Corp	4,386	690

SEI Institutional Investments Trust	17

SCHEDULE OF INVESTMENTS

May 31, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Citigroup Inc	48,354	$6,088
Citizens Financial Group Inc	12,400	772
CME Group Inc, Cl A	9,930	2,716
CNA Financial Corp	700	29
Coinbase Global Inc, Cl A *	5,960	1,127
Columbia Banking System Inc	6,732	200
Commerce Bancshares Inc/MO	3,553	186
Corebridge Financial Inc	7,200	194
Corpay Inc *	1,900	687
Credit Acceptance Corp *	100	57
Cullen/Frost Bankers Inc	1,668	226
East West Bancorp Inc	4,100	502
Equitable Holdings Inc	8,600	356
Euronet Worldwide Inc *	1,400	101
Evercore Inc, Cl A	1,000	341
Everest Group Ltd	980	318
FactSet Research Systems Inc	1,125	276
Fidelity National Financial Inc	7,152	339
Fidelity National Information Services Inc	15,048	647
Fifth Third Bancorp	24,159	1,206
First American Financial Corp	2,900	192
First Citizens BancShares Inc/NC, Cl A	223	444
First Hawaiian Inc	3,500	94
First Horizon Corp	13,156	319
Fiserv Inc *	15,474	875
FNB Corp/PA	11,200	196
Franklin Resources Inc	8,749	271
Freedom Holding Corp/NV *	600	86
Global Payments Inc	5,852	442
Globe Life Inc	2,487	381
Goldman Sachs Group Inc/The	8,186	8,395
Hamilton Lane Inc, Cl A	1,300	113
Hanover Insurance Group Inc/The	1,093	204
Hartford Insurance Group	8,110	1,031
Houlihan Lokey Inc, Cl A	1,556	220
Huntington Bancshares Inc/OH	53,082	868
Interactive Brokers Group Inc, Cl A	11,300	983
Intercontinental Exchange Inc	15,650	2,314
Invesco Ltd	10,300	293
Jack Henry & Associates Inc	2,200	300
Janus Henderson Group PLC	3,000	155
Jefferies Financial Group Inc	4,606	243
JPMorgan Chase & Co	75,160	22,496
Kemper Corp	1,800	44
KeyCorp	26,951	575
Kinsale Capital Group Inc	700	213
KKR & Co Inc	18,400	1,765
Lazard Inc, Cl A	1,400	66
Lincoln National Corp	5,088	180
Loews Corp	5,136	532
LPL Financial Holdings Inc	2,300	630
M&T Bank Corp	4,057	877
Markel Group Inc *	357	648

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
MarketAxess Holdings Inc	1,100	$143
Marsh & McLennan Cos Inc	13,365	2,138
Mastercard Inc, Cl A	22,200	10,966
MetLife Inc	15,809	1,307
MGIC Investment Corp	6,600	166
Moody's Corp	4,247	1,925
Morgan Stanley	31,614	6,576
Morningstar Inc	800	146
MSCI Inc, Cl A	1,900	1,200
Nasdaq Inc	12,130	1,122
Northern Trust Corp	5,405	894
NU Holdings Ltd/Cayman Islands, Cl A *	95,700	1,257
Old Republic International Corp	5,090	190
OneMain Holdings Inc, Cl A	3,100	171
PayPal Holdings Inc	25,061	1,122
Pinnacle Financial Partners Inc	4,235	414
PNC Financial Services Group Inc/The	10,672	2,360
Popular Inc	2,053	305
Primerica Inc	1,000	270
Principal Financial Group Inc	5,508	571
Progressive Corp/The	16,180	3,081
Prosperity Bancshares Inc	2,700	186
Prudential Financial Inc	9,863	993
Raymond James Financial Inc	5,231	750
Regions Financial Corp	25,687	719
Reinsurance Group of America Inc, Cl A	1,999	401
RenaissanceRe Holdings Ltd	1,400	393
Rithm Capital Corp ‡	15,500	144
RLI Corp	2,800	140
Robinhood Markets Inc, Cl A *	20,400	1,924
Rocket Cos Inc, Cl A *	25,200	366
Ryan Specialty Holdings Inc, Cl A	3,200	102
S&P Global Inc	8,346	3,539
SEI Investments Co †	2,942	258
Shift4 Payments Inc, Cl A *	1,600	72
SLM Corp	5,831	129
SoFi Technologies Inc *	30,600	558
SouthState Bank Corp	3,000	284
Starwood Property Trust Inc ‡	10,000	171
State Street Corp	7,379	1,148
Stifel Financial Corp	4,500	316
Synchrony Financial	9,018	644
T Rowe Price Group Inc	6,230	651
TFS Financial Corp	2,500	40
Toast Inc, Cl A *	13,600	354
TPG Inc, Cl A	3,700	158
Tradeweb Markets Inc, Cl A	3,500	351
Travelers Cos Inc/The	5,915	1,727
Truist Financial Corp	34,463	1,661
Unum Group	3,905	325
US Bancorp	42,997	2,358
UWM Holdings Corp	2,300	7
Virtu Financial Inc, Cl A	2,700	135

18	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Visa Inc, Cl A	46,520	$15,182
Voya Financial Inc	2,700	219
W R Berkley Corp	6,071	386
Webster Financial Corp	5,046	367
Wells Fargo & Co	86,466	6,705
Western Alliance Bancorp	3,100	247
Western Union Co/The	11,528	94
WEX Inc *	1,000	145
White Mountains Insurance Group Ltd	79	163
Willis Towers Watson PLC	2,762	690
Wintrust Financial Corp	2,000	300
XP Inc, Cl A	12,400	207
Zions Bancorp NA	4,202	262
		221,968
Health Care — 8.3%
Abbott Laboratories	48,087	4,116
AbbVie Inc	48,901	10,647
Acadia Healthcare Co Inc *	3,500	81
Agilent Technologies Inc	8,264	1,120
Align Technology Inc *	2,100	367
Alnylam Pharmaceuticals Inc *	3,440	1,039
Amgen Inc	14,978	5,044
Avantor Inc *	18,700	171
Baxter International Inc	15,415	289
Becton Dickinson & Co	7,670	1,128
Biogen Inc *	4,300	843
BioMarin Pharmaceutical Inc *	5,700	327
Bio-Rad Laboratories Inc, Cl A *	600	187
Bio-Techne Corp	4,064	210
Boston Scientific Corp *	40,539	1,958
Bristol-Myers Squibb Co	56,369	3,223
Bruker Corp	3,500	206
Cardinal Health Inc	6,529	1,285
Cencora Inc	5,244	1,413
Centene Corp *	13,958	832
Certara Inc *	5,700	33
Charles River Laboratories International Inc *	1,443	261
Chemed Corp	400	171
Cigna Group/The	7,242	2,009
Cooper Cos Inc/The *	5,716	350
Corcept Therapeutics Inc *	2,700	188
CVS Health Corp	34,549	3,143
Danaher Corp	17,302	3,161
DaVita Inc *	1,185	230
DENTSPLY SIRONA Inc	7,066	74
Dexcom Inc *	11,200	826
Doximity Inc, Cl A *	3,700	79
Edwards Lifesciences Corp *	16,484	1,425
Elanco Animal Health Inc *	11,337	270
Elevance Health Inc	6,091	2,395
Eli Lilly & Co	22,191	24,521
Encompass Health Corp	3,000	318

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Envista Holdings Corp *	4,500	$106
Exelixis Inc *	8,100	409
GE HealthCare Technologies Inc	13,156	820
Gilead Sciences Inc	34,584	4,649
Globus Medical Inc, Cl A *	3,400	278
Halozyme Therapeutics Inc *	3,500	233
HCA Healthcare Inc	4,450	1,685
Henry Schein Inc *	3,268	250
Humana Inc	3,475	1,061
IDEXX Laboratories Inc *	2,264	1,276
Illumina Inc *	3,905	636
Incyte Corp *	4,800	464
Insmed Inc *	5,500	588
Inspire Medical Systems Inc *	700	29
Insulet Corp *	2,100	304
Intuitive Surgical Inc *	9,813	4,167
Ionis Pharmaceuticals Inc *	4,400	337
IQVIA Holdings Inc *	4,413	804
Jazz Pharmaceuticals PLC *	1,800	426
Johnson & Johnson	66,550	14,996
Labcorp Holdings Inc	2,490	648
Masimo Corp *	1,200	214
McKesson Corp	3,420	2,539
Medline Inc, Cl A *	8,700	318
Medpace Holdings Inc *	600	268
Medtronic PLC	35,426	2,615
Merck & Co Inc	68,443	8,126
Mettler-Toledo International Inc *	539	636
Moderna Inc *	10,100	477
Molina Healthcare Inc *	1,600	278
Natera Inc *	3,700	826
Neurocrine Biosciences Inc *	2,900	459
Organon & Co	9,754	130
Penumbra Inc *	1,100	350
Perrigo Co PLC	2,700	30
Pfizer Inc	157,722	4,129
QIAGEN NV	6,086	223
Quest Diagnostics Inc	2,844	554
Regeneron Pharmaceuticals Inc	2,782	1,710
Repligen Corp *	1,600	198
ResMed Inc	4,212	803
Revolution Medicines Inc *	4,900	772
Revvity Inc	2,534	265
Roivant Sciences Ltd *	11,300	339
Royalty Pharma PLC, Cl A	10,800	602
Sarepta Therapeutics Inc *	3,100	55
Solventum Corp *	4,215	316
Sotera Health Co *	4,500	70
STERIS PLC	2,800	596
Stryker Corp	9,494	2,897
Summit Therapeutics Inc *	3,900	68
Teleflex Inc	1,340	172
Tempus AI Inc, Cl A *	2,300	116

SEI Institutional Investments Trust	19

SCHEDULE OF INVESTMENTS

May 31, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Tenet Healthcare Corp *	2,100	$368
Thermo Fisher Scientific Inc	10,515	5,179
Ultragenyx Pharmaceutical Inc *	2,500	60
United Therapeutics Corp *	1,100	613
UnitedHealth Group Inc	25,090	9,542
Universal Health Services Inc, Cl B	1,676	245
Veeva Systems Inc, Cl A *	3,860	673
Vertex Pharmaceuticals Inc *	6,970	3,119
Viatris Inc	28,622	465
Viking Therapeutics Inc *	3,900	128
Waters Corp *	2,572	987
West Pharmaceutical Services Inc	2,000	646
Zimmer Biomet Holdings Inc	5,825	480
Zoetis Inc, Cl A	12,644	982
		162,744
Industrials — 9.1%
3M Co	14,612	2,238
A O Smith Corp	3,200	182
AAON Inc	2,000	280
Acuity Inc	900	275
Advanced Drainage Systems Inc	2,000	278
AECOM	4,016	279
AGCO Corp	1,900	213
Alaska Air Group Inc *	3,700	170
Allegion PLC	2,266	295
Allison Transmission Holdings Inc	2,600	295
Amentum Holdings Inc *	4,575	106
American Airlines Group Inc *	19,300	283
AMETEK Inc	6,128	1,384
API Group Corp *	8,800	361
Applied Industrial Technologies Inc	1,100	334
Armstrong World Industries Inc	1,300	205
ATI Inc *	4,000	701
Automatic Data Processing Inc	11,082	2,458
Avis Budget Group Inc *	500	88
Axon Enterprise Inc *	1,980	888
Boeing Co/The *	20,976	4,849
Booz Allen Hamilton Holding Corp, Cl A	3,500	277
Broadridge Financial Solutions Inc	3,473	534
Builders FirstSource Inc *	3,200	244
BWX Technologies Inc	2,750	539
CACI International Inc, Cl A *	636	327
Carlisle Cos Inc	1,266	437
Carpenter Technology Corp	1,400	657
Carrier Global Corp	22,278	1,423
Caterpillar Inc	12,787	11,200
CH Robinson Worldwide Inc	2,948	527
Cintas Corp	9,328	1,598
Clarivate PLC *	10,300	26
Clean Harbors Inc *	1,500	422
CNH Industrial NV	26,500	271
Comfort Systems USA Inc	940	1,719
Concentrix Corp	1,600	45

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Copart Inc *	25,344	$831
Core & Main Inc, Cl A *	5,700	282
Crane Co	1,500	274
CSX Corp	51,588	2,335
Cummins Inc	3,788	2,449
Curtiss-Wright Corp	940	703
Deere & Co	6,779	3,675
Delta Air Lines Inc	18,600	1,534
Donaldson Co Inc	3,544	290
Dover Corp	3,557	752
Eaton Corp PLC	10,876	4,357
EMCOR Group Inc	1,180	976
Emerson Electric Co	15,310	2,202
Equifax Inc	3,556	590
Esab Corp	1,666	154
Everus Construction Group Inc *	1,705	254
ExlService Holdings Inc *	4,552	132
Expeditors International of Washington Inc	3,348	529
Fastenal Co	32,796	1,450
FedEx Corp	5,824	2,398
Ferguson Enterprises Inc	5,200	1,175
Flowserve Corp	3,400	257
Fortive Corp	8,053	470
Fortune Brands Innovations Inc	3,620	141
FTAI Aviation Ltd	2,900	755
FTI Consulting Inc *	900	138
Gates Industrial Corp PLC *	8,500	220
GE Vernova Inc	7,532	7,293
Generac Holdings Inc *	1,400	389
General Dynamics Corp	6,962	2,415
General Electric Co	28,660	9,279
Genpact Ltd	5,100	168
Graco Inc	4,972	375
GXO Logistics Inc *	3,200	160
Hayward Holdings Inc *	5,500	78
HEICO Corp	1,310	456
HEICO Corp, Cl A	2,221	577
Hexcel Corp	2,400	215
Honeywell International Inc	17,490	4,160
Howmet Aerospace Inc	11,067	2,858
Hubbell Inc, Cl B	1,392	659
Huntington Ingalls Industries Inc	1,137	350
IDEX Corp	2,293	483
Illinois Tool Works Inc	7,960	1,968
Ingersoll Rand Inc	11,565	829
ITT Inc	2,251	439
Jacobs Solutions Inc	3,384	406
JB Hunt Transport Services Inc	2,252	623
Johnson Controls International PLC	16,866	2,261
Karman Holdings Inc *	1,600	92
KBR Inc	4,100	143
Kirby Corp *	1,700	239

20	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Knight-Swift Transportation Holdings Inc, Cl A	4,400	$333
L3Harris Technologies Inc	5,024	1,583
Landstar System Inc	1,065	220
Leidos Holdings Inc	3,673	469
Lennox International Inc	972	488
Leonardo DRS Inc	2,500	122
Lincoln Electric Holdings Inc	1,500	388
Loar Holdings Inc *	1,300	84
Lockheed Martin Corp	5,703	3,025
Lyft Inc, Cl A *	10,000	141
ManpowerGroup Inc	1,484	47
Masco Corp	6,379	448
MasTec Inc *	1,600	605
Middleby Corp/The *	1,500	233
MSA Safety Inc	1,200	199
MSC Industrial Direct Co Inc, Cl A	1,320	144
Mueller Industries Inc	3,100	399
Nordson Corp	1,600	460
Norfolk Southern Corp	6,135	1,871
Northrop Grumman Corp	3,648	2,056
nVent Electric PLC	4,673	780
Old Dominion Freight Line Inc	5,300	1,193
Oshkosh Corp	1,959	255
Otis Worldwide Corp	11,339	803
Owens Corning	2,600	327
PACCAR Inc	13,744	1,517
Parker-Hannifin Corp	3,460	2,922
Parsons Corp *	1,700	100
Paychex Inc	8,507	825
Paycom Software Inc	1,400	196
Paylocity Holding Corp *	1,300	149
Pentair PLC	4,706	333
Quanta Services Inc	4,067	2,895
QXO Inc *	17,300	298
RB Global Inc	4,610	490
RBC Bearings Inc *	900	515
Regal Rexnord Corp	1,976	399
Republic Services Inc, Cl A	5,792	1,161
Robert Half Inc	2,676	79
Rocket Lab Corp *	13,000	1,865
Rockwell Automation Inc	3,024	1,364
Rollins Inc	8,437	402
RTX Corp	37,362	6,712
Ryder System Inc	1,206	303
Saia Inc *	800	378
Schneider National Inc, Cl B	400	14
Science Applications International Corp	1,400	146
Sensata Technologies Holding PLC	4,100	202
Simpson Manufacturing Co Inc	1,300	247
SiteOne Landscape Supply Inc *	1,200	130
Snap-on Inc	1,491	553
Southwest Airlines Co	13,520	581

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
SS&C Technologies Holdings Inc	6,400	$432
Standardaero Inc *	4,200	120
Stanley Black & Decker Inc	4,693	373
Tetra Tech Inc	7,400	203
Textron Inc	4,222	387
Timken Co/The	1,769	226
Toro Co/The	3,040	273
Trane Technologies PLC	6,170	2,785
TransDigm Group Inc	1,493	1,879
TransUnion	5,900	422
Trex Co Inc *	3,200	132
Uber Technologies Inc *	55,900	3,935
U-Haul Holding Co *	400	23
U-Haul Holding Co, Cl B	3,600	187
Union Pacific Corp	16,582	4,355
United Airlines Holdings Inc *	9,300	1,068
United Parcel Service Inc, Cl B	20,141	2,149
United Rentals Inc	1,720	1,713
Valmont Industries Inc	600	312
Veralto Corp	6,867	565
Verisk Analytics Inc, Cl A	3,620	633
Vertiv Holdings Co, Cl A	10,500	3,315
Waste Management Inc	10,194	2,156
Watsco Inc	1,000	367
WESCO International Inc	1,180	426
Westinghouse Air Brake Technologies Corp	4,837	1,263
WillScot Holdings Corp, Cl A	5,300	136
Woodward Inc	1,500	525
WW Grainger Inc	1,167	1,440
XPO Inc *	3,300	707
Xylem Inc/NY	7,002	767
		177,369
Information Technology — 35.8%
Accenture PLC, Cl A	17,050	3,190
Adobe Inc *	11,292	2,927
Advanced Micro Devices Inc *	44,563	22,999
Akamai Technologies Inc *	3,518	526
Allegro MicroSystems Inc *	4,200	201
Amdocs Ltd	3,300	208
Amkor Technology Inc	4,100	285
Amphenol Corp, Cl A	33,986	5,056
Analog Devices Inc	13,653	5,650
Appfolio Inc, Cl A *	700	113
Apple Inc	399,483	124,663
Applied Materials Inc	21,875	9,845
AppLovin Corp, Cl A *	6,540	4,010
Arista Networks Inc *	28,650	4,569
Arrow Electronics Inc *	1,089	234
Astera Labs Inc *	3,400	1,166
Atlassian Corp, Cl A *	5,100	549
Aurora Innovation Inc, Cl A *	33,100	243
Autodesk Inc *	6,097	1,410
Avnet Inc	2,610	227

SEI Institutional Investments Trust	21

SCHEDULE OF INVESTMENTS

May 31, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Bentley Systems Inc, Cl B	4,500	$147
BILL Holdings Inc *	2,800	104
Broadcom Inc	128,000	57,187
Cadence Design Systems Inc *	7,513	2,817
CCC Intelligent Solutions Holdings Inc *	13,500	63
CDW Corp/DE	3,800	477
Ciena Corp *	3,900	2,263
Circle Internet Group Inc, Cl A *	3,100	350
Cirrus Logic Inc *	1,400	238
Cisco Systems Inc	109,927	13,237
Cloudflare Inc, Cl A *	8,500	2,055
Cognex Corp	3,700	244
Cognizant Technology Solutions Corp, Cl A	13,576	757
Coherent Corp *	4,703	1,700
Corning Inc	21,558	3,905
Crane NXT Co	1,500	58
Crowdstrike Holdings Inc, Cl A *	6,840	5,000
Datadog Inc, Cl A *	8,400	2,078
Dell Technologies Inc, Cl C	8,700	3,662
DocuSign Inc, Cl A *	6,100	320
Dolby Laboratories Inc, Cl A	1,943	108
Dropbox Inc, Cl A *	4,200	113
DXC Technology Co *	6,636	66
Dynatrace Inc *	8,900	379
Elastic NV *	2,800	181
Enphase Energy Inc *	2,700	185
Entegris Inc	4,500	625
EPAM Systems Inc *	1,600	164
Everpure Inc, Cl A *	8,700	692
F5 Inc *	1,531	587
Fair Isaac Corp *	600	750
First Solar Inc *	2,900	890
Flex Ltd *	9,800	1,478
Fortinet Inc *	16,800	2,318
Gartner Inc *	1,560	253
Gen Digital Inc	16,548	427
Gitlab Inc, Cl A *	3,600	112
GlobalFoundries Inc *	2,700	216
Globant SA *	1,400	56
GoDaddy Inc, Cl A *	4,100	352
Guidewire Software Inc *	2,500	382
Hewlett Packard Enterprise Co	37,570	1,617
HP Inc	26,970	729
HubSpot Inc *	1,500	331
Ingram Micro Holding Corp	700	20
Intel Corp *	121,958	13,986
International Business Machines Corp	25,921	7,719
Intuit Inc	7,372	2,444
IPG Photonics Corp *	800	92
Jabil Inc	2,974	1,084
Keysight Technologies Inc *	4,612	1,560
KLA Corp	3,619	6,955
Kyndryl Holdings Inc *	6,459	81

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lam Research Corp	34,670	$11,031
Lattice Semiconductor Corp *	3,800	559
Littelfuse Inc	560	261
Lumentum Holdings Inc *	2,000	1,710
MACOM Technology Solutions Holdings Inc *	1,700	620
Manhattan Associates Inc *	1,800	270
Marvell Technology Inc	23,438	4,805
Microchip Technology Inc	15,130	1,432
Micron Technology Inc	30,916	30,019
Microsoft Corp	205,606	92,572
MKS Inc	1,900	616
MongoDB Inc, Cl A *	2,300	772
Monolithic Power Systems Inc	1,262	1,977
Motorola Solutions Inc	4,514	1,820
nCino Inc *	2,900	47
NetApp Inc	5,755	1,003
Nutanix Inc, Cl A *	7,500	390
NVIDIA Corp	649,040	137,038
Okta Inc, Cl A *	4,700	579
ON Semiconductor Corp *	10,900	1,315
Onto Innovation Inc *	1,400	362
Oracle Corp	46,420	10,481
Palantir Technologies Inc, Cl A *	60,200	9,424
Palo Alto Networks Inc *	22,224	6,260
Pegasystems Inc	2,400	86
Procore Technologies Inc *	3,100	153
PTC Inc *	3,400	472
Qnity Electronics Inc	6,004	937
Qorvo Inc *	2,400	249
QUALCOMM Inc	29,709	7,458
Ralliant Corp	3,818	236
RingCentral Inc, Cl A	3,100	134
Roper Technologies Inc	3,060	996
Rubrik Inc, Cl A *	4,100	322
Sailpoint Inc *	1,900	36
Salesforce Inc	25,318	4,838
Samsara Inc, Cl A *	8,100	283
SanDisk Corp *	3,965	6,721
SentinelOne Inc, Cl A *	9,400	156
ServiceNow Inc *	28,740	3,574
Skyworks Solutions Inc	4,600	358
Snowflake Inc, Cl A *	8,900	2,274
Strategy Inc, Cl A *	8,440	1,343
Super Micro Computer Inc *	14,700	677
Synopsys Inc *	5,206	2,476
TD SYNNEX Corp	2,200	575
Teledyne Technologies Inc *	1,207	748
Teradata Corp *	2,989	102
Teradyne Inc	4,203	1,573
Texas Instruments Inc	25,358	7,751
Trimble Inc *	6,828	385
Twilio Inc, Cl A *	3,700	705
Tyler Technologies Inc *	1,200	376

22	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ubiquiti Inc	100	$58
UiPath Inc, Cl A *	13,100	153
Unity Software Inc *	9,600	292
Universal Display Corp	1,300	120
VeriSign Inc	2,385	681
Vontier Corp	4,401	125
Western Digital Corp	9,396	4,991
Workday Inc, Cl A *	5,900	862
Zebra Technologies Corp, Cl A *	1,525	372
Zoom Communications Inc, Cl A *	6,800	691
Zscaler Inc *	2,800	391
		701,778
Materials — 2.1%
Air Products and Chemicals Inc	6,034	1,681
Albemarle Corp	2,973	524
Alcoa Corp	7,300	567
Amcor PLC	13,755	534
Anglogold Ashanti PLC	14,300	1,385
AptarGroup Inc	2,000	232
Ashland Inc	1,676	97
Avery Dennison Corp	2,310	367
Axalta Coating Systems Ltd *	6,200	191
Ball Corp	6,600	361
Celanese Corp, Cl A	3,383	180
CF Industries Holdings Inc	3,930	442
Cleveland-Cliffs Inc *	14,100	192
Corteva Inc	18,276	1,431
CRH PLC	18,400	2,002
Crown Holdings Inc	3,451	328
Dow Inc	18,476	624
DuPont de Nemours Inc	12,009	581
Eagle Materials Inc	1,000	221
Eastman Chemical Co	3,428	260
Ecolab Inc	6,755	1,729
Element Solutions Inc	6,200	263
FMC Corp	3,720	51
Freeport-McMoRan Inc, Cl B	39,224	2,577
Graphic Packaging Holding Co	8,900	100
Huntsman Corp	6,029	93
International Flavors & Fragrances Inc	7,552	574
International Paper Co	14,955	501
James Hardie Industries PLC *	4,963	115
Linde PLC	13,110	6,525
Louisiana-Pacific Corp	1,800	137
LyondellBasell Industries NV, Cl A	7,760	517
Martin Marietta Materials Inc	1,603	932
Mosaic Co/The	9,478	226
MP Materials Corp *	3,900	252
NewMarket Corp	200	155
Newmont Corp	30,433	3,342
Nucor Corp	6,190	1,547
Olin Corp	4,000	103
Packaging Corp of America	2,499	547

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
PPG Industries Inc	6,465	$730
Reliance Inc	1,320	503
Royal Gold Inc	2,400	539
RPM International Inc	3,369	357
Scotts Miracle-Gro Co/The, Cl A	1,606	95
Sherwin-Williams Co/The	6,311	1,918
Silgan Holdings Inc	2,308	87
Smurfit WestRock PLC	14,989	617
Solstice Advanced Materials Inc	4,547	383
Sonoco Products Co	3,246	158
Southern Copper Corp	2,582	494
Steel Dynamics Inc	3,600	937
Vulcan Materials Co	3,757	1,063
Westlake Corp	1,300	113
		40,480
Real Estate — 2.0%
Agree Realty Corp ‡	3,300	245
Alexandria Real Estate Equities Inc ‡	5,200	258
American Homes 4 Rent, Cl A ‡	10,700	343
American Tower Corp, Cl A ‡	12,862	2,405
Americold Realty Trust Inc ‡	9,600	151
AvalonBay Communities Inc ‡	4,041	738
Brixmor Property Group Inc ‡	8,600	263
BXP Inc ‡	4,784	287
Camden Property Trust ‡	3,247	346
CBRE Group Inc, Cl A *	8,417	1,052
CoStar Group Inc *	12,000	386
Cousins Properties Inc ‡	4,300	115
Crown Castle Inc ‡	12,296	1,125
CubeSmart ‡	7,000	280
Digital Realty Trust Inc ‡	9,346	1,776
EastGroup Properties Inc ‡	1,600	323
EPR Properties ‡	2,200	125
Equinix Inc ‡	2,681	2,863
Equity LifeStyle Properties Inc ‡	5,700	352
Equity Residential ‡	10,877	712
Essex Property Trust Inc ‡	1,863	508
Extra Space Storage Inc ‡	5,998	866
Federal Realty Investment Trust ‡	2,396	287
First Industrial Realty Trust Inc ‡	3,800	235
Gaming and Leisure Properties Inc ‡	7,935	373
Healthcare Realty Trust Inc, Cl A ‡	9,800	195
Healthpeak Properties Inc ‡	20,874	400
Highwoods Properties Inc ‡	3,900	102
Host Hotels & Resorts Inc ‡	19,540	449
Howard Hughes Holdings Inc *	1,073	68
Invitation Homes Inc ‡	18,000	526
Iron Mountain Inc ‡	8,403	1,078
Jones Lang LaSalle Inc *	1,300	367
Kilroy Realty Corp ‡	3,500	120
Kimco Realty Corp ‡	20,171	486
Lamar Advertising Co, Cl A ‡	2,640	402
Lineage Inc ‡	2,100	93

SEI Institutional Investments Trust	23

SCHEDULE OF INVESTMENTS

May 31, 2026

Large Cap Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Medical Properties Trust Inc ‡	17,800	$91
Mid-America Apartment Communities Inc ‡	3,550	458
Millrose Properties Inc ‡	4,369	123
National Storage Affiliates Trust ‡	2,200	94
NNN REIT Inc ‡	5,500	245
Omega Healthcare Investors Inc ‡	7,900	369
Park Hotels & Resorts Inc ‡	5,288	64
Prologis Inc ‡	25,703	3,688
Public Storage ‡	4,208	1,278
Rayonier Inc ‡	5,752	120
Realty Income Corp ‡	24,454	1,499
Regency Centers Corp ‡	4,958	383
Rexford Industrial Realty Inc ‡	6,700	238
SBA Communications Corp, Cl A ‡	2,732	555
Simon Property Group Inc ‡	8,681	1,779
STAG Industrial Inc ‡	6,100	231
Sun Communities Inc ‡	2,900	359
UDR Inc ‡	9,993	369
Ventas Inc ‡	12,492	1,055
VICI Properties Inc, Cl A ‡	30,300	855
Vornado Realty Trust ‡	4,636	156
Welltower Inc ‡	19,083	3,918
Weyerhaeuser Co ‡	21,246	521
WP Carey Inc ‡	6,200	461
Zillow Group Inc, Cl A *	1,143	40
Zillow Group Inc, Cl C *	4,886	171
		39,820
Utilities — 2.0%
AES Corp/The	21,424	314
Alliant Energy Corp	7,752	555
Ameren Corp	7,690	830
American Electric Power Co Inc	14,500	1,837
American Water Works Co Inc	5,600	690
Atmos Energy Corp	4,491	760
Brookfield Renewable Corp	4,000	160
CenterPoint Energy Inc	18,615	787
Clearway Energy Inc, Cl C	3,700	152
CMS Energy Corp	8,942	649
Consolidated Edison Inc	9,616	1,016
Constellation Energy Corp	8,592	2,472
Dominion Energy Inc	23,170	1,551
DTE Energy Co	5,964	852
Duke Energy Corp	21,466	2,635
Edison International	9,879	691
Entergy Corp	12,096	1,319
Essential Utilities Inc	8,546	315
Evergy Inc	6,649	546
Eversource Energy	10,526	719
Exelon Corp	27,276	1,245
FirstEnergy Corp	15,727	730
IDACORP Inc, Cl Rights	1,700	239
MDU Resources Group Inc	6,821	144
National Fuel Gas Co	2,889	223

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
NextEra Energy Inc	58,142	$5,059
NiSource Inc	13,321	616
NRG Energy Inc	5,500	737
OGE Energy Corp	5,836	276
PG&E Corp	62,818	1,026
Pinnacle West Capital Corp	3,392	338
PPL Corp	21,226	751
Public Service Enterprise Group Inc	13,252	1,042
Sempra	17,446	1,555
Southern Co/The	30,453	2,803
Talen Energy Corp *	1,300	503
UGI Corp	6,425	224
Vistra Corp	9,000	1,442
WEC Energy Group Inc	8,657	961
Xcel Energy Inc	16,881	1,342
		40,106
Total Common Stock
(Cost $270,572) ($ Thousands)		1,915,389

	Number of Rights
RIGHTS — 0.0%
Concentra Biosciences CVR *‡‡(A)	3,000	–
Holx CVR *‡‡(A)	6,700	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class 3.490%**†	27,061,740	27,062
Total Cash Equivalent
(Cost $27,062) ($ Thousands)		27,062
Total Investments in Securities — 99.1%
(Cost $297,634) ($ Thousands)		$1,942,451

24	SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at May 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-Mini	91	Jun-2026	$32,325	$34,561	$2,236
S&P Mid Cap 400 Index E-Mini	24	Jun-2026	8,776	8,957	181
			$41,101	$43,518	$2,417

Percentages are based on Net Assets of $1,959,221 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2026.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

†	Investment in Affiliated Security (see Note 6).

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	1,915,389	–	–		1,915,389
Rights	–	–	–	^	–	^
Cash Equivalent	27,062	–	–		27,062
Total Investments in Securities	1,942,451	–	–	^	1,942,451

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	2,417	–	–	2,417
Total Other Financial Instruments	2,417	–	–	2,417

^	This category includes securities with a value of $0.

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1)	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2026	Income	Capital Gains
SEI Investments Co	$293	$—	$(40)	$32	$(27)	$258	$3	$—
SEI Daily Income Trust, Government Fund, Institutional Class	35,115	228,796	(236,849)	—	—	27,062	1,414	—
Totals	$35,408	$228,796	$(236,889)	$32	$(27)	$27,320	$1,417	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust	25

SCHEDULE OF INVESTMENTS

May 31, 2026

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.7%

Communication Services — 10.1%
Alphabet Inc, Cl A	394,953	$150,216
Alphabet Inc, Cl C	317,226	119,413
AT&T Inc	474,679	11,772
Charter Communications Inc, Cl A *	5,816	838
Comcast Corp, Cl A	243,255	6,050
EchoStar Corp, Cl A *	9,300	1,202
Electronic Arts Inc	15,211	3,068
Fox Corp	13,561	867
Fox Corp, Cl B	9,733	559
Live Nation Entertainment Inc *	10,683	1,799
Meta Platforms Inc, Cl A	148,356	93,837
Netflix Inc *	286,350	24,632
News Corp, Cl A	24,978	652
News Corp, Cl B	9,000	268
Omnicom Group Inc	21,294	1,548
Paramount Skydance Corp, Cl B	23,427	249
Take-Two Interactive Software Inc *	11,833	2,653
TKO Group Holdings Inc, Cl A	4,500	923
T-Mobile US Inc	32,081	6,016
Trade Desk Inc/The, Cl A *	29,700	640
Verizon Communications Inc	285,959	13,672
Walt Disney Co/The	120,180	12,238
Warner Bros Discovery Inc *	167,944	4,536
		457,648
Consumer Discretionary — 9.5%
Airbnb Inc, Cl A *	28,669	3,822
Amazon.com Inc *	662,630	179,334
APTIV PLC *	14,373	976
AutoZone Inc *	1,118	3,282
Best Buy Co Inc	13,435	1,047
Booking Holdings Inc	54,645	9,149
Carnival	79,328	2,226
Carvana Co, Cl A *	47,920	3,498
Chipotle Mexican Grill Inc, Cl A *	88,200	2,810
Darden Restaurants Inc	7,796	1,590
Deckers Outdoor Corp *	9,600	1,093
Domino's Pizza Inc	2,076	645
DoorDash Inc, Cl A *	25,380	4,043
DR Horton Inc	18,249	2,684
eBay Inc	30,610	3,345
Expedia Group Inc	7,915	1,787
Ford Motor Co	265,587	4,632
Garmin Ltd	11,116	2,600
General Motors Co	61,221	5,096
Genuine Parts Co	9,611	949
Hasbro Inc	9,220	794
Hilton Worldwide Holdings Inc	15,555	5,097
Home Depot Inc/The	67,534	21,418
Las Vegas Sands Corp	20,920	1,058
Lennar Corp, Cl A	14,882	1,336
Lowe's Cos Inc	38,061	8,159
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lululemon Athletica Inc *	7,173	$941
Marriott International Inc/MD, Cl A	14,927	5,607
McDonald's Corp	48,306	13,487
MGM Resorts International *	12,900	563
NIKE Inc, Cl B	80,775	3,734
Norwegian Cruise Line Holdings Ltd *	30,624	562
NVR Inc *	192	1,172
O'Reilly Automotive Inc *	57,055	4,957
Pool Corp	2,381	432
PulteGroup Inc	13,254	1,566
Ralph Lauren Corp, Cl A	2,670	972
Ross Stores Inc	21,926	5,081
Royal Caribbean Cruises Ltd	17,036	4,849
Starbucks Corp	77,222	7,657
Tapestry Inc	13,732	1,997
Tesla Inc *	190,788	83,143
TJX Cos Inc/The	75,273	11,648
Tractor Supply Co	36,495	1,151
Ulta Beauty Inc *	3,070	1,562
Williams-Sonoma Inc	8,100	1,649
Wynn Resorts Ltd	5,732	580
Yum! Brands Inc	18,814	2,784
		428,564
Consumer Staples — 4.4%
Altria Group Inc	113,783	7,917
Archer-Daniels-Midland Co	32,567	2,598
Brown-Forman Corp, Cl B	12,748	328
Bunge Global SA	9,327	1,150
Campbell's Company	14,212	300
Casey's General Stores Inc	2,520	1,933
Church & Dwight Co Inc	16,375	1,566
Clorox Co/The	8,170	735
Coca-Cola Co/The	262,528	20,742
Colgate-Palmolive Co	54,663	4,927
Conagra Brands Inc	34,850	463
Constellation Brands Inc, Cl A	9,683	1,344
Costco Wholesale Corp	30,120	28,804
Dollar General Corp	14,848	1,642
Dollar Tree Inc *	12,786	1,489
Estee Lauder Cos Inc/The, Cl A	16,748	1,490
General Mills Inc	36,923	1,248
Hershey Co/The	9,993	1,939
Hormel Foods Corp	19,560	454
J M Smucker Co/The	7,158	739
Kenvue Inc	129,706	2,241
Keurig Dr Pepper Inc	92,057	2,764
Kimberly-Clark Corp	22,456	2,192
Kraft Heinz Co/The	59,015	1,417
Kroger Co/The	39,382	2,448
McCormick & Co Inc/MD	17,073	809
Molson Coors Beverage Co, Cl B	12,270	485
Mondelez International Inc, Cl A	86,902	5,316
Monster Beverage Corp *	48,381	4,261

26	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
PepsiCo Inc	92,666	$13,362
Philip Morris International Inc	105,563	18,725
Procter & Gamble Co/The	157,612	22,627
Sysco Corp	32,410	2,457
Target Corp	30,692	3,900
Tyson Foods Inc, Cl A	19,513	1,191
Walmart Inc	297,311	34,414
		200,417
Energy — 3.1%
APA Corp	24,491	892
Baker Hughes Co, Cl A	66,999	4,280
Chevron Corp	127,148	23,199
ConocoPhillips	83,089	9,471
Devon Energy Corp	77,970	3,469
Diamondback Energy Inc	13,143	2,517
EOG Resources Inc	36,812	4,910
EQT Corp	42,296	2,323
Expand Energy Corp	16,100	1,497
Exxon Mobil Corp	283,505	41,182
Halliburton Co	56,729	2,204
Kinder Morgan Inc	132,626	4,122
Marathon Petroleum Corp	19,989	4,973
Occidental Petroleum Corp	48,731	2,760
ONEOK Inc	42,652	3,580
Phillips 66	27,297	4,801
SLB Ltd	101,328	5,527
Targa Resources Corp	14,503	3,699
Texas Pacific Land Corp	3,900	1,533
Valero Energy Corp	20,711	5,070
Williams Cos Inc/The	82,813	5,912
		137,921
Financials — 11.0%
Aflac Inc	31,606	3,553
Allstate Corp/The	17,627	3,633
American Express Co	36,318	11,494
American International Group Inc	36,364	2,699
Ameriprise Financial Inc	6,178	2,754
Aon PLC, Cl A	14,555	4,600
Apollo Global Management Inc	31,500	4,054
Arch Capital Group Ltd *	24,228	2,165
Ares Management Corp, Cl A	13,900	1,786
Arthur J Gallagher & Co	17,365	3,492
Assurant Inc	3,331	829
Bank of America Corp	450,010	23,221
Bank of New York Mellon Corp/The	46,659	6,506
Berkshire Hathaway Inc, Cl B *	124,392	59,022
Blackrock Inc	9,795	10,254
Blackstone Inc	50,726	5,933
Block Inc, Cl A *	37,100	2,809
Brown & Brown Inc	20,245	1,139
Capital One Financial Corp	42,347	7,958
Cboe Global Markets Inc	7,080	2,362
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Charles Schwab Corp/The	113,260	$9,893
Chubb Ltd	24,656	7,686
Cincinnati Financial Corp	10,605	1,669
Citigroup Inc	118,505	14,920
Citizens Financial Group Inc	28,760	1,791
CME Group Inc, Cl A	24,451	6,688
Coinbase Global Inc, Cl A *	15,140	2,862
Corpay Inc *	4,739	1,715
Erie Indemnity Co, Cl A	1,840	392
Everest Group Ltd	2,759	894
FactSet Research Systems Inc	2,491	611
Fidelity National Information Services Inc	35,859	1,542
Fifth Third Bancorp	60,933	3,042
Fiserv Inc *	36,439	2,061
Franklin Resources Inc	20,677	641
Global Payments Inc	16,495	1,246
Globe Life Inc	5,382	825
Goldman Sachs Group Inc/The	20,337	20,857
Hartford Insurance Group Inc	18,888	2,401
Huntington Bancshares Inc/OH	137,388	2,248
Interactive Brokers Group Inc, Cl A	30,200	2,626
Intercontinental Exchange Inc	38,519	5,695
Invesco Ltd	30,670	873
Jack Henry & Associates Inc	4,882	666
JPMorgan Chase & Co	182,894	54,742
KeyCorp	64,806	1,382
KKR & Co Inc	46,500	4,461
Loews Corp	11,657	1,207
M&T Bank Corp	10,323	2,231
Marsh & McLennan Cos Inc	32,781	5,244
Mastercard Inc, Cl A	55,241	27,288
MetLife Inc	37,326	3,086
Moody's Corp	10,393	4,711
Morgan Stanley	81,609	16,975
MSCI Inc, Cl A	4,977	3,142
Nasdaq Inc	30,406	2,813
Northern Trust Corp	12,587	2,083
PayPal Holdings Inc	62,388	2,792
PNC Financial Services Group Inc/The	27,379	6,054
Principal Financial Group Inc	13,334	1,382
Progressive Corp/The	39,704	7,560
Prudential Financial Inc	23,594	2,375
Raymond James Financial Inc	11,849	1,699
Regions Financial Corp	58,678	1,643
Robinhood Markets Inc, Cl A *	53,598	5,054
S&P Global Inc	20,763	8,804
State Street Corp	18,880	2,938
Synchrony Financial	23,546	1,682
T Rowe Price Group Inc	14,753	1,542
Travelers Cos Inc/The	14,652	4,277
Truist Financial Corp	85,591	4,126
US Bancorp	105,329	5,777
Visa Inc, Cl A	114,040	37,218

SEI Institutional Investments Trust	27

SCHEDULE OF INVESTMENTS

May 31, 2026

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
W R Berkley Corp	20,575	$1,307
Wells Fargo & Co	209,730	16,262
Willis Towers Watson PLC	6,427	1,605
		497,569
Health Care — 8.1%
Abbott Laboratories	117,909	10,093
AbbVie Inc	119,868	26,098
Agilent Technologies Inc	19,159	2,597
Align Technology Inc *	4,620	808
Amgen Inc	36,510	12,296
Baxter International Inc	34,626	650
Becton Dickinson & Co	19,308	2,841
Biogen Inc *	9,888	1,938
Bio-Techne Corp	10,531	544
Boston Scientific Corp *	100,525	4,856
Bristol-Myers Squibb Co	138,058	7,894
Cardinal Health Inc	15,984	3,146
Cencora Inc	13,179	3,550
Centene Corp *	31,651	1,886
Charles River Laboratories International Inc *	3,300	596
Cigna Group/The	17,862	4,955
Cooper Cos Inc/The *	13,180	807
CVS Health Corp	86,296	7,851
Danaher Corp	42,664	7,793
DaVita Inc *	2,260	439
Dexcom Inc *	26,066	1,922
Edwards Lifesciences Corp *	39,279	3,397
Elevance Health Inc	14,957	5,881
Eli Lilly & Co	53,732	59,374
GE HealthCare Technologies Inc	30,881	1,925
Gilead Sciences Inc	84,108	11,307
HCA Healthcare Inc	10,618	4,019
Henry Schein Inc *	6,737	516
Humana Inc	8,179	2,498
IDEXX Laboratories Inc *	5,403	3,045
Incyte Corp *	11,255	1,089
Insulet Corp *	4,718	684
Intuitive Surgical Inc *	24,089	10,229
IQVIA Holdings Inc *	11,463	2,089
Johnson & Johnson	163,420	36,823
Labcorp Holdings Inc	5,726	1,489
McKesson Corp	8,288	6,153
Medtronic PLC	86,873	6,412
Merck & Co Inc	168,368	19,989
Mettler-Toledo International Inc *	1,378	1,627
Moderna Inc *	24,025	1,134
Pfizer Inc	385,563	10,094
Quest Diagnostics Inc	7,597	1,481
Regeneron Pharmaceuticals Inc	6,819	4,192
ResMed Inc	9,910	1,889
Revvity Inc	7,809	816
Solventum Corp *	9,946	745
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
STERIS PLC	6,615	$1,407
Stryker Corp	23,333	7,119
Thermo Fisher Scientific Inc	25,486	12,552
UnitedHealth Group Inc	61,457	23,373
Universal Health Services Inc, Cl B	3,684	538
Veeva Systems Inc, Cl A *	10,200	1,778
Vertex Pharmaceuticals Inc *	17,201	7,698
Viatris Inc	79,708	1,296
Waters Corp *	6,650	2,551
West Pharmaceutical Services Inc	4,940	1,595
Zimmer Biomet Holdings Inc	13,684	1,127
Zoetis Inc, Cl A	28,539	2,217
		365,708
Industrials — 8.1%
3M Co	35,687	5,465
A O Smith Corp	8,151	462
Allegion PLC	5,799	754
AMETEK Inc	15,596	3,522
Automatic Data Processing Inc	27,293	6,055
Axon Enterprise Inc *	5,360	2,405
Boeing Co/The *	53,245	12,308
Broadridge Financial Solutions Inc	8,026	1,234
Builders FirstSource Inc *	7,409	565
Carrier Global Corp	53,252	3,401
Caterpillar Inc	31,552	27,635
CH Robinson Worldwide Inc	8,225	1,469
Cintas Corp	23,004	3,940
Comfort Systems USA Inc	2,390	4,369
Copart Inc *	60,272	1,975
CSX Corp	126,015	5,703
Cummins Inc	9,358	6,051
Deere & Co	17,090	9,266
Delta Air Lines Inc	44,026	3,631
Dover Corp	9,080	1,919
Eaton Corp PLC	26,336	10,550
EMCOR Group Inc	3,020	2,497
Emerson Electric Co	38,090	5,478
Equifax Inc	8,290	1,374
Expeditors International of Washington Inc	9,238	1,460
Fastenal Co	77,746	3,436
FedEx Corp	14,647	6,031
Fortive Corp	21,724	1,267
GE Vernova Inc	18,286	17,707
Generac Holdings Inc *	3,927	1,091
General Dynamics Corp	17,200	5,965
General Electric Co	71,147	23,035
Honeywell International Inc	43,027	10,234
Howmet Aerospace Inc	27,151	7,012
Hubbell Inc, Cl B	3,616	1,713
Huntington Ingalls Industries Inc	2,647	816
IDEX Corp	5,166	1,089
Illinois Tool Works Inc	17,775	4,395
Ingersoll Rand Inc	24,033	1,722

28	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Jacobs Solutions Inc	7,964	$955
JB Hunt Transport Services Inc	5,060	1,399
Johnson Controls International PLC	41,462	5,558
L3Harris Technologies Inc	12,653	3,988
Leidos Holdings Inc	8,839	1,130
Lennox International Inc	2,200	1,105
Lockheed Martin Corp	13,743	7,290
Masco Corp	13,757	966
Nordson Corp	3,650	1,049
Norfolk Southern Corp	15,223	4,642
Northrop Grumman Corp	9,028	5,089
Old Dominion Freight Line Inc	12,440	2,801
Otis Worldwide Corp	26,286	1,862
PACCAR Inc	35,623	3,932
Parker-Hannifin Corp	8,563	7,233
Paychex Inc	21,889	2,123
Pentair PLC	11,256	797
Quanta Services Inc	10,107	7,193
Republic Services Inc, Cl A	13,631	2,732
Rockwell Automation Inc	7,624	3,439
Rollins Inc	20,258	964
RTX Corp	91,056	16,359
Snap-on Inc	3,490	1,296
Southwest Airlines Co	34,027	1,461
Stanley Black & Decker Inc	10,441	829
Textron Inc	11,769	1,080
Trane Technologies PLC	14,992	6,766
TransDigm Group Inc	3,827	4,816
Uber Technologies Inc *	139,600	9,828
Union Pacific Corp	40,193	10,556
United Airlines Holdings Inc *	21,947	2,520
United Parcel Service Inc, Cl B	50,115	5,347
United Rentals Inc	4,251	4,233
Veralto Corp	17,221	1,416
Verisk Analytics Inc, Cl A	9,601	1,680
Vertiv Holdings Co, Cl A	25,940	8,190
Waste Management Inc	25,154	5,319
Westinghouse Air Brake Technologies Corp	11,561	3,019
WW Grainger Inc	2,968	3,663
Xylem Inc/NY	16,437	1,801
		365,427
Information Technology — 37.7%
Accenture PLC, Cl A	41,719	7,804
Adobe Inc *	27,833	7,215
Advanced Micro Devices Inc *	110,576	57,068
Akamai Technologies Inc *	9,689	1,449
Amphenol Corp, Cl A	83,398	12,406
Analog Devices Inc	33,153	13,720
Apple Inc	995,891	310,778
Applied Materials Inc	53,837	24,230
AppLovin Corp, Cl A *	18,366	11,260
Arista Networks Inc *	69,976	11,159
Autodesk Inc *	14,329	3,315
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Broadcom Inc	321,630	$143,695
Cadence Design Systems Inc *	18,438	6,913
CDW Corp/DE	8,979	1,127
Ciena Corp *	9,560	5,547
Cisco Systems Inc	267,993	32,272
Cognizant Technology Solutions Corp, Cl A	32,327	1,802
Coherent Corp *	12,720	4,598
Corning Inc	52,936	9,590
Crowdstrike Holdings Inc, Cl A *	17,080	12,486
Datadog Inc, Cl A *	22,200	5,491
Dell Technologies Inc, Cl C	20,100	8,460
EPAM Systems Inc *	4,049	415
F5 Inc *	3,892	1,492
Fair Isaac Corp *	1,605	2,007
First Solar Inc *	7,231	2,218
Fortinet Inc *	42,808	5,906
Gartner Inc *	4,841	785
Gen Digital Inc	38,054	981
GoDaddy Inc, Cl A *	9,100	781
Hewlett Packard Enterprise Co	90,041	3,875
HP Inc	62,057	1,678
Intel Corp *	318,465	36,522
International Business Machines Corp	63,401	18,881
Intuit Inc	18,869	6,256
Jabil Inc	7,149	2,606
Keysight Technologies Inc *	11,640	3,938
KLA Corp	8,889	17,082
Lam Research Corp	84,690	26,947
Lumentum Holdings Inc *	4,840	4,138
Microchip Technology Inc	36,644	3,468
Micron Technology Inc	76,365	74,150
Microsoft Corp	503,710	226,790
Monolithic Power Systems Inc	3,297	5,164
Motorola Solutions Inc	11,224	4,526
NetApp Inc	13,415	2,338
NVIDIA Corp	1,648,380	348,039
NXP Semiconductors NV	17,029	5,472
ON Semiconductor Corp *	26,659	3,216
Oracle Corp	115,037	25,973
Palantir Technologies Inc, Cl A *	154,900	24,248
Palo Alto Networks Inc *	54,814	15,441
PTC Inc *	8,246	1,144
Qnity Electronics Inc	14,146	2,207
QUALCOMM Inc	72,322	18,154
Roper Technologies Inc	7,208	2,347
Salesforce Inc	63,531	12,141
SanDisk Corp/DE *	10,020	16,984
Seagate Technology Holdings PLC	14,800	13,021
ServiceNow Inc *	70,900	8,818
Skyworks Solutions Inc	10,157	791
Super Micro Computer Inc *	34,000	1,567
Synopsys Inc *	12,962	6,165
TE Connectivity PLC	19,903	4,248

SEI Institutional Investments Trust	29

SCHEDULE OF INVESTMENTS

May 31, 2026

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Teledyne Technologies Inc *	3,183	$1,973
Teradyne Inc	10,617	3,974
Texas Instruments Inc	61,562	18,818
Trimble Inc *	16,417	926
Tyler Technologies Inc *	2,985	935
VeriSign Inc	5,544	1,582
Western Digital Corp	23,008	12,222
Workday Inc, Cl A *	14,400	2,105
Zebra Technologies Corp, Cl A *	3,346	815
		1,698,655
Materials — 1.8%
Air Products and Chemicals Inc	15,099	4,207
Albemarle Corp	7,996	1,411
Amcor PLC	31,922	1,239
Avery Dennison Corp	5,363	853
Ball Corp	18,061	987
CF Industries Holdings Inc	10,767	1,210
Corteva Inc	45,537	3,565
CRH PLC	45,400	4,939
Dow Inc	48,499	1,637
DuPont de Nemours Inc	28,292	1,370
Ecolab Inc	17,284	4,425
Freeport-McMoRan Inc, Cl B	97,459	6,404
International Flavors & Fragrances Inc	17,677	1,344
International Paper Co	36,475	1,221
Linde PLC	31,652	15,753
LyondellBasell Industries NV, Cl A	17,775	1,185
Martin Marietta Materials Inc	4,065	2,364
Mosaic Co/The	22,730	543
Newmont Corp	74,025	8,129
Nucor Corp	15,520	3,880
Packaging Corp of America	6,185	1,354
PPG Industries Inc	15,502	1,751
Sherwin-Williams Co/The	15,631	4,749
Smurfit WestRock PLC	36,191	1,489
Steel Dynamics Inc	9,319	2,424
Vulcan Materials Co	8,949	2,532
		80,965
Real Estate — 1.8%
Alexandria Real Estate Equities Inc ‡	11,154	554
American Tower Corp, Cl A ‡	31,754	5,937
AvalonBay Communities Inc ‡	9,596	1,751
BXP Inc ‡	9,936	596
Camden Property Trust ‡	7,023	748
CBRE Group Inc, Cl A *	19,696	2,463
CoStar Group Inc *	29,295	943
Crown Castle Inc ‡	29,493	2,699
Digital Realty Trust Inc ‡	21,899	4,161
Equinix Inc ‡	6,677	7,131
Equity Residential ‡	23,228	1,520
Essex Property Trust Inc ‡	4,486	1,223
Extra Space Storage Inc ‡	14,417	2,081
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Federal Realty Investment Trust ‡	5,247	$628
Healthpeak Properties Inc ‡	48,000	919
Host Hotels & Resorts Inc ‡	44,208	1,016
Invitation Homes Inc ‡	39,011	1,141
Iron Mountain Inc ‡	19,998	2,565
Kimco Realty Corp ‡	45,510	1,096
Mid-America Apartment Communities Inc ‡	8,128	1,049
Prologis Inc ‡	63,061	9,047
Public Storage ‡	10,682	3,244
Realty Income Corp ‡	62,299	3,818
Regency Centers Corp ‡	11,152	863
SBA Communications Corp, Cl A ‡	7,336	1,491
Simon Property Group Inc ‡	22,070	4,522
UDR Inc ‡	20,275	748
Ventas Inc ‡	32,188	2,717
VICI Properties Inc, Cl A ‡	73,968	2,087
Welltower Inc ‡	47,304	9,713
Weyerhaeuser Co ‡	49,798	1,221
		79,692
Utilities — 2.1%
AES Corp/The	47,979	704
Alliant Energy Corp	17,767	1,272
Ameren Corp	18,754	2,025
American Electric Power Co Inc	36,607	4,637
American Water Works Co Inc	13,237	1,632
Atmos Energy Corp	11,153	1,886
CenterPoint Energy Inc	44,186	1,867
CMS Energy Corp	21,175	1,537
Consolidated Edison Inc	24,394	2,577
Constellation Energy Corp	21,135	6,082
Dominion Energy Inc	57,824	3,871
DTE Energy Co	14,100	2,014
Duke Energy Corp	52,725	6,471
Edison International	26,053	1,822
Entergy Corp	30,672	3,345
Evergy Inc	15,886	1,303
Eversource Energy	25,410	1,735
Exelon Corp	69,305	3,163
FirstEnergy Corp	35,950	1,668
NextEra Energy Inc	141,276	12,292
NiSource Inc	33,091	1,529
NRG Energy Inc	14,385	1,929
PG&E Corp	148,868	2,433
Pinnacle West Capital Corp	8,295	827
PPL Corp	50,020	1,770
Public Service Enterprise Group Inc	33,813	2,659
Sempra	44,193	3,939
Southern Co/The	74,653	6,872
Vistra Corp	21,600	3,461
WEC Energy Group Inc	22,075	2,451

30	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	40,036	$3,183
		92,956
Total Common Stock
(Cost $1,066,781) ($ Thousands)		4,405,522

	Number of Rights
RIGHTS — 0.0%
Hologic, Inc. *‡‡(A)	16,529	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Institutional Class 3.490%**†	71,220,261	71,220
Total Cash Equivalent
(Cost $71,220) ($ Thousands)		71,220
Total Investments in Securities — 99.3%
(Cost $1,138,001) ($ Thousands)		$4,476,742

A list of the open futures contracts held by the Fund at May 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-Mini	272	Jun-2026	$97,897	$103,302	$5,405

Percentages are based on Net Assets of $4,508,415 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2026.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	4,405,522	–	–		4,405,522
Rights	–	–	–	^	–	^
Cash Equivalent	71,220	–	–		71,220
Total Investments in Securities	4,476,742	–	–	^	4,476,742

^	This category includes securities with a value of $—.

(1)	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	5,405	–	–	5,405
Total Other Financial Instruments	5,405	–	–	5,405

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust	31

SCHEDULE OF INVESTMENTS

May 31, 2026

S&P 500 Index Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$67,040	$482,435	$(478,255)	$—	$—	$71,220	$3,186	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

32	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2026

Extended Market Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.5%
Australia — 0.6%
Health Care — 0.0%
Benitec Biopharma Inc *	1,500	$17

Materials — 0.6%
Anglogold Ashanti PLC	76,100	7,370
Total Australia		7,387

Austria — 0.0%
Materials — 0.0%
Critical Metals Corp *	6,500	73

Bahamas — 0.0%
Consumer Discretionary — 0.0%
OneSpaWorld Holdings Ltd	16,500	392

Belgium — 0.1%
Communication Services — 0.1%
Liberty Global Ltd, Cl A *	24,100	302
Liberty Global Ltd, Cl C *	21,000	255
		557
Materials — 0.0%
Titan America SA	3,600	58
Total Belgium		615

Bermuda — 0.2%
Energy — 0.0%
Teekay Corp Ltd	6,300	72

Financials — 0.2%
Bank of NT Butterfield & Son Ltd/The	6,300	356
Hamilton Insurance Group Ltd, Cl B	8,000	237
RenaissanceRe Holdings Ltd	7,006	1,964
		2,557
Industrials — 0.0%
Himalaya Shipping Ltd	4,900	72
Total Bermuda		2,701

Brazil — 0.7%
Financials — 0.7%
NU Holdings Ltd/Cayman Islands, Cl A *	504,800	6,628
Pagseguro Digital Ltd, Cl A	32,600	305
StoneCo Ltd, Cl A	40,800	467
XP Inc, Cl A	59,000	984
		8,384
Information Technology — 0.0%
VTEX, Cl A *	8,600	32
Total Brazil		8,416

Cameroon — 0.1%
Energy — 0.1%
Golar LNG Ltd	14,202	707
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Canada — 1.2%
Consumer Discretionary — 0.3%
Restaurant Brands International Inc	51,200	$3,825

Energy — 0.0%
Kolibri Global Energy Inc *	4,700	24
Teekay Tankers Ltd, Cl A	3,300	232
		256
Financials — 0.2%
Brookfield Asset Management Ltd, Cl A	57,100	2,775
Kingsway Corp *	1,600	16
		2,791
Health Care — 0.1%
Aurinia Pharmaceuticals Inc *	20,000	306
Bright Minds Biosciences Inc *	1,500	132
Fennec Pharmaceuticals Inc *	1,800	18
Xenon Pharmaceuticals Inc *	13,900	761
		1,217
Industrials — 0.3%
Brookfield Business Corp, Cl A	4,600	151
RB Global Inc	27,733	2,949
		3,100
Information Technology — 0.1%
D-Wave Quantum Inc *	53,300	1,606

Materials — 0.1%
Novagold Resources Inc *	37,800	324
SSR Mining Inc *	29,000	905
Vox Royalty Corp	4,400	26
		1,255
Real Estate — 0.0%
Real Brokerage Inc/The *	18,600	34

Utilities — 0.1%
Brookfield Infrastructure Corp, Cl A	18,750	779
Brookfield Renewable Corp	20,716	828
		1,607
Total Canada		15,691

Cayman Islands — 0.0%
Financials — 0.0%
Bullish *	5,700	199
Patria Investments Ltd, Cl A	10,800	125
Webull Corp *	45,000	288
		612
Total Cayman Islands		612

China — 0.0%
Financials — 0.0%
Chaince Digital Holdings Inc *	5,900	48

SEI Institutional Investments Trust	33

SCHEDULE OF INVESTMENTS

May 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 0.0%
indie Semiconductor Inc, Cl A *	27,400	$137
Total China		185

Finland — 0.1%
Consumer Discretionary — 0.1%
Amer Sports Inc *	21,800	776

Germany — 0.0%
Consumer Discretionary — 0.0%
Birkenstock Holding PLC *	7,600	343

Materials — 0.0%
Orion SA	10,400	79
Total Germany		422

Ghana — 0.0%
Energy — 0.0%
Kosmos Energy Ltd *	71,775	201

Guatemala — 0.1%
Communication Services — 0.1%
Millicom International Cellular SA	15,500	1,323

Guernsey — 0.0%
Consumer Discretionary — 0.0%
Super Group SGHC Ltd	25,800	321

Ireland — 0.0%
Energy — 0.0%
Ardmore Shipping Corp	6,200	100

Health Care — 0.0%
Prothena Corp PLC *	7,900	80

Industrials — 0.0%
Cimpress PLC *	2,499	246
Total Ireland		426

Isle of Man — 0.0%
Materials — 0.0%
Lifezone Metals Ltd *	6,000	31

Israel — 0.0%
Communication Services — 0.0%
Nexxen International Ltd *	5,600	47

Health Care — 0.0%
Nano-X Imaging Ltd, Cl X *	11,200	22
Total Israel		69

Italy — 0.0%
Consumer Discretionary — 0.0%
Ermenegildo Zegna NV	9,200	135
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Japan — 0.1%
Information Technology — 0.1%
Allegro MicroSystems Inc *	18,500	$886

Kazakhstan — 0.0%
Financials — 0.0%
Freedom Holding Corp/NV *	2,800	400

Mexico — 0.2%
Energy — 0.0%
Borr Drilling Ltd *	36,200	181

Materials — 0.2%
Southern Copper Corp	12,642	2,419
Total Mexico		2,600

Monaco — 0.1%
Energy — 0.1%
Scorpio Tankers Inc	6,813	508

Industrials — 0.0%
Costamare Bulkers Holdings Ltd *	1,420	23
Costamare Inc	7,100	109
Safe Bulkers Inc	12,300	77
		209
Total Monaco		717

Norway — 0.1%
Energy — 0.1%
FLEX LNG Ltd	5,800	173
Seadrill Ltd *	9,400	443
SFL Corp Ltd, Cl B	18,576	205
		821
Information Technology — 0.0%
T1 Energy Inc *	34,800	368
Total Norway		1,189

Panama — 0.0%
Financials — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Cl E	3,812	213

Puerto Rico — 0.2%
Communication Services — 0.0%
Liberty Latin America Ltd, Cl A *	5,700	46
Liberty Latin America Ltd, Cl C *	19,562	161
		207
Financials — 0.2%
EVERTEC Inc	10,200	250
First BanCorp/Puerto Rico	24,116	578
OFG Bancorp	7,625	347

34	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Popular Inc	9,756	$1,449
		2,624
Total Puerto Rico		2,831

Singapore — 0.1%
Communication Services — 0.0%
Grindr Inc *	4,700	59

Health Care — 0.0%
Scilex Holding Co *	344	3

Information Technology — 0.1%
Kulicke & Soffa Industries Inc	8,000	815
Total Singapore		877

South Africa — 0.0%
Materials — 0.0%
Caledonia Mining Corp PLC	2,500	59

South Korea — 0.3%
Communication Services — 0.0%
Webtoon Entertainment Inc *	3,800	47

Consumer Discretionary — 0.3%
Coupang Inc, Cl A *	195,800	3,250
Total South Korea		3,297

Switzerland — 0.2%
Consumer Discretionary — 0.2%
Garrett Motion Inc	25,800	845
On Holding AG, Cl A *	34,000	1,388
		2,233
Health Care — 0.0%
ADC Therapeutics SA *	8,000	27
CRISPR Therapeutics AG *	13,900	781
		808
Industrials — 0.0%
Aebi Schmidt Holding AG	5,617	70
Total Switzerland		3,111

Thailand — 0.3%
Energy — 0.0%
BKV Corp *	3,500	93

Information Technology — 0.3%
Fabrinet *	5,375	3,516
Total Thailand		3,609

United Kingdom — 0.4%
Consumer Discretionary — 0.0%
Genius Sports Ltd *	33,000	193
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Energy — 0.3%
TechnipFMC PLC	60,200	$4,119

Financials — 0.1%
Marex Group PLC	8,200	434
Pelagos Insurance Capital Ltd	8,900	192
		626
Industrials — 0.0%
Luxfer Holdings PLC	2,400	41
Total United Kingdom		4,979

United States — 93.4%
Communication Services — 3.9%
Advantage Solutions Inc *	756	28
AMC Entertainment Holdings Inc, Cl A *	59,593	103
AMC Global Media Inc, Cl A *	6,660	65
Angi Inc, Cl A *	6,341	37
Anterix Inc *	1,400	90
Arena Group Holdings Inc/The *	2,200	3
AST SpaceMobile Inc, Cl A *	32,500	3,686
Atlanta Braves Holdings Inc, Cl A *	1,803	97
Atlanta Braves Holdings Inc, Cl C *	6,205	308
ATN International Inc	2,267	64
Bandwidth Inc, Cl A *	5,000	325
Boston Omaha Corp, Cl A *	4,300	55
Bumble Inc, Cl A *	7,100	23
Cable One Inc *	900	47
Cargurus Inc, Cl A *	12,300	367
Cars.com Inc *	10,800	111
Cinemark Holdings Inc	15,740	441
Cogent Communications Holdings Inc	7,004	124
CuriosityStream Inc	4,100	12
DoubleVerify Holdings Inc *	26,600	258
Entravision Communications Corp, Cl A	14,200	129
EverQuote Inc, Cl A *	4,400	85
EW Scripps Co/The, Cl A *	13,896	47
fuboTV Inc, Cl A *	4,042	41
Getty Images Holdings Inc *	16,500	17
Globalstar Inc *	8,127	684
Gogo Inc *	9,800	45
Gray Media Inc	13,900	56
IAC Inc *	10,076	452
Ibotta Inc, Cl A *	2,600	89
IDT Corp, Cl B	2,500	138
iHeartMedia Inc, Cl A *	24,700	106
IMAX Corp *	7,000	278
Iridium Communications Inc	14,346	743
John Wiley & Sons Inc, Cl A	6,672	281
Liberty Broadband Corp, Cl A *	2,283	77
Liberty Broadband Corp, Cl C *	15,814	534
Liberty Capital Corp, Cl A *	455	10
Liberty Capital Corp, Cl C *	4,956	111

SEI Institutional Investments Trust	35

SCHEDULE OF INVESTMENTS

May 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Liberty Media Corp-Liberty Formula One, Cl A *	3,208	$269
Liberty Media Corp-Liberty Formula One, Cl C *	31,342	2,846
LIONSGATE STUDIOS CORP *	34,433	494
Lumen Technologies Inc *	142,800	1,569
Madison Square Garden Entertainment Corp, Cl A *	5,811	410
Madison Square Garden Sports Corp, Cl A *	2,579	965
Magnite Inc *	20,638	296
Marcus Corp/The	2,561	48
Match Group Inc	34,400	1,243
MediaAlpha Inc, Cl A *	4,537	40
National CineMedia Inc	11,700	37
New York Times Co/The, Cl A	23,682	1,781
Newsmax Inc, Cl B *	9,900	84
Nexstar Media Group Inc, Cl A	4,544	811
Nextdoor Holdings Inc *	29,000	61
NIQ Global Intelligence PLC *	13,100	109
Optimum Communications Inc, Cl A *	39,000	26
Pinterest Inc, Cl A *	87,411	1,753
Playstudios Inc *	21,200	12
Playtika Holding Corp	11,625	44
PubMatic Inc, Cl A *	7,100	83
QuinStreet Inc *	7,186	90
Reddit Inc, Cl A *	19,400	3,414
Reservoir Media Inc *	4,100	42
ROBLOX Corp, Cl A *	93,200	4,394
Roku Inc, Cl A *	19,248	2,506
Rumble Inc *	11,700	108
Scholastic Corp	3,167	128
Shenandoah Telecommunications Co	5,704	91
Shutterstock Inc	2,997	45
Sinclair Inc	4,811	67
Sirius XM Holdings Inc	27,754	819
Sphere Entertainment Co *	4,311	597
Spok Holdings Inc	1,500	16
Spotify Technology SA *	23,283	11,588
Stagwell Inc, Cl A *	15,200	107
STARZ ENTERTAINMENT CORP *	2,614	61
Teads Holding Co *	5,800	7
TechTarget Inc *	4,200	19
Telephone and Data Systems Inc	15,655	612
TripAdvisor Inc *	17,100	191
Trump Media & Technology Group Corp *	24,500	228
Uniti Group Inc *	25,602	287
USA TODAY Co Inc *	28,187	220
Versant Media Group Inc	22,400	966
Vivid Seats Inc, Cl A *	280	2
Yelp Inc, Cl A *	8,198	187
Ziff Davis Inc *	4,857	219
ZipRecruiter Inc, Cl A *	15,100	49
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ZoomInfo Technologies Inc, Cl A *	42,400	$141
		50,349
Consumer Discretionary — 8.5%
1-800-Flowers.com Inc, Cl A *	5,400	25
Abercrombie & Fitch Co, Cl A *	7,000	541
Academy Sports & Outdoors Inc	10,100	533
Accel Entertainment Inc, Cl A *	9,500	113
Acushnet Holdings Corp	4,200	373
Adient PLC *	13,900	318
ADT Inc	83,961	563
Advance Auto Parts Inc	9,400	566
American Eagle Outfitters Inc	24,222	383
American Public Education Inc *	2,600	129
America's Car-Mart Inc/TX *	1,250	15
Aramark	38,700	2,066
Arhaus Inc, Cl A	8,400	57
Arko Corp	14,200	110
Asbury Automotive Group Inc *	3,098	581
AutoNation Inc *	3,900	732
Bally's Corp *	800	11
BARK Inc *	1,310	13
Barnes & Noble Education Inc *	1,100	11
Bath & Body Works Inc	32,100	643
Beazer Homes USA Inc *	3,461	88
Bed Bath & Beyond Inc *	8,900	55
Biglari Holdings Inc, Cl B *	182	53
BJ's Restaurants Inc *	3,142	148
Black Rock Coffee Bar Inc, Cl A *	3,600	30
Bloomin' Brands Inc	12,950	109
Boot Barn Holdings Inc *	4,900	832
BorgWarner Inc	32,700	2,348
Boyd Gaming Corp	8,945	740
Bright Horizons Family Solutions Inc *	8,535	534
Brightstar Lottery PLC	17,100	192
Brinker International Inc *	6,182	880
Brunswick Corp/DE	10,283	861
Buckle Inc/The	5,051	232
Build-A-Bear Workshop Inc, Cl A	2,200	82
Burlington Stores Inc *	9,400	3,044
Caesars Entertainment Inc *	31,000	901
Caleres Inc	5,576	81
Callaway Golf Co *	21,206	327
Camping World Holdings Inc, Cl A	9,500	70
Capri Holdings Ltd *	18,600	344
CarMax Inc *	22,600	1,008
Carriage Services Inc, Cl A	1,606	66
Carter's Inc	5,770	223
Cava Group Inc *	14,500	1,126
Cavco Industries Inc *	1,251	671
Century Communities Inc	4,400	232
Champion Homes Inc *	8,600	633
Cheesecake Factory Inc/The	6,823	451
Chewy Inc, Cl A *	37,400	843

36	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Choice Hotels International Inc	3,777	$411
Churchill Downs Inc	9,762	851
Clarus Corp	6,221	19
Columbia Sportswear Co	3,944	261
Cooper-Standard Holdings Inc *	2,000	61
Coursera Inc *	34,060	184
Covista Inc *	5,381	634
Cracker Barrel Old Country Store Inc	3,244	110
Cricut Inc, Cl A	5,900	24
Crocs Inc *	7,203	855
Dana Inc	17,798	630
Dauch Corporation *	34,898	232
Dave & Buster's Entertainment Inc *	3,800	51
Designer Brands Inc, Cl A	6,492	50
Dick's Sporting Goods Inc	9,435	2,147
Dillard's Inc, Cl A	462	273
Dine Brands Global Inc	2,572	81
Dorman Products Inc *	4,140	513
DraftKings Inc, Cl A *	74,082	1,814
Dream Finders Homes Inc, Cl A *	4,700	73
Driven Brands Holdings Inc *	10,500	145
Duolingo Inc, Cl A *	6,040	673
Dutch Bros Inc, Cl A *	18,000	1,044
El Pollo Loco Holdings Inc *	3,900	58
Ethan Allen Interiors Inc	4,276	88
Etsy Inc *	13,800	937
EVgo Inc, Cl A *	17,700	39
Faraday Future Intelligent Electric Inc *	11,100	4
Figs Inc, Cl A *	16,300	192
First Watch Restaurant Group Inc *	9,900	115
Five Below Inc *	8,005	1,820
Flexsteel Industries Inc	300	17
Floor & Decor Holdings Inc, Cl A *	17,200	884
Flutter Entertainment PLC *	23,440	2,273
Fox Factory Holding Corp *	5,700	103
Frontdoor Inc *	10,450	649
Funko Inc, Cl A *	6,000	34
GameStop Corp, Cl A *	60,000	1,271
Gap Inc/The	34,700	734
Genesco Inc *	2,169	83
Gentex Corp	34,390	831
Gentherm Inc *	4,248	147
GigaCloud Technology Inc, Cl A *	3,900	141
G-III Apparel Group Ltd	5,906	191
Global Business Travel Group I *	17,100	160
Gold.com Inc	2,500	106
Goodyear Tire & Rubber Co/The *	45,268	276
Graham Holdings Co, Cl B	500	549
Grand Canyon Education Inc *	4,215	632
Green Brick Partners Inc *	5,100	343
Group 1 Automotive Inc	1,835	580
Groupon Inc, Cl A *	3,800	77
H&R Block Inc	19,600	754
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hamilton Beach Brands Holding Co, Cl A	500	$10
Harley-Davidson Inc	15,500	375
Haverty Furniture Cos Inc	1,563	36
Helen of Troy Ltd *	3,348	91
Hilton Grand Vacations Inc *	9,870	513
Holley Inc *	13,400	37
Hovnanian Enterprises Inc, Cl A *	600	66
Hyatt Hotels Corp, Cl A	5,827	1,057
Inspired Entertainment Inc *	2,000	15
Installed Building Products Inc	3,340	701
Jack in the Box Inc *	2,221	28
JAKKS Pacific Inc	500	11
Johnson Outdoors Inc, Cl A	1,400	63
KB Home	10,185	498
KinderCare Learning Cos Inc *	5,400	21
Kohl's Corp	16,400	235
Kontoor Brands Inc	7,600	545
Krispy Kreme Inc	14,400	51
Kura Sushi USA Inc, Cl A *	800	45
Lands' End Inc *	2,862	34
Latham Group Inc *	7,300	39
Laureate Education Inc, Cl A *	19,200	614
La-Z-Boy Inc	6,326	238
LCI Industries	3,749	409
Lear Corp	7,771	1,112
Legacy Housing Corp *	1,400	34
Leggett & Platt Inc	21,000	216
LGI Homes Inc *	3,200	153
Liberty Live Holdings Inc, Cl A *	3,209	309
Liberty Live Holdings Inc, Cl C *	7,799	773
Life Time Group Holdings Inc *	24,200	801
Lincoln Educational Services Corp *	4,300	199
Lindblad Expeditions Holdings Inc *	6,900	158
Lithia Motors Inc, Cl A	3,553	1,034
Livewire Group Inc *	4,900	7
LKQ Corp	40,800	1,106
Lovesac Co/The *	2,900	45
Lucid Group Inc, Cl A *	18,160	119
M/I Homes Inc *	3,594	473
Macy's Inc	42,400	923
Malibu Boats Inc, Cl A *	2,100	58
MarineMax Inc *	3,561	123
Marriott Vacations Worldwide Corp	4,172	354
MasterCraft Boat Holdings Inc *	2,518	59
Mattel Inc *	47,100	704
Matthews International Corp, Cl A	6,113	162
McGraw Hill Inc *	4,100	49
Meritage Homes Corp	10,322	673
Mohawk Industries Inc *	8,100	870
Monarch Casino & Resort Inc	2,200	265
Monro Inc	2,928	48
Motorcar Parts of America Inc *	1,400	15
Movado Group Inc	3,520	135

SEI Institutional Investments Trust	37

SCHEDULE OF INVESTMENTS

May 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Murphy USA Inc	2,500	$1,265
Nathan's Famous Inc	400	40
National Vision Holdings Inc *	11,700	196
Navan Inc, Cl A *	7,600	162
Newell Brands Inc	64,500	219
Ollie's Bargain Outlet Holdings Inc *	9,900	808
OneWater Marine Inc, Cl A *	2,200	24
Outdoor Holding Co *	17,700	36
Oxford Industries Inc	2,154	96
Papa John's International Inc	4,442	152
Patrick Industries Inc	5,287	479
Peloton Interactive Inc, Cl A *	65,035	416
Penn Entertainment Inc *	22,700	427
Penske Automotive Group Inc	2,688	450
Perdoceo Education Corp	10,954	355
Petco Health & Wellness Co Inc, Cl A *	13,500	41
Phinia Inc	5,900	456
Phoenix Education Partners Inc	400	12
Planet Fitness Inc, Cl A *	13,300	712
Polaris Inc	8,207	579
Portillo's Inc, Cl A *	10,200	44
Pursuit Attractions and Hospitality Inc *	1,771	79
PVH Corp	6,500	606
QuantumScape Corp, Cl A *	72,300	649
RCI Hospitality Holdings Inc	1,400	35
RealReal Inc/The *	14,500	140
Red Rock Resorts Inc, Cl A	6,500	379
Revolve Group Inc, Cl A *	5,300	104
RH *	2,411	358
Rivian Automotive Inc, Cl A *	117,500	1,915
Rocky Brands Inc	1,600	62
Rush Street Interactive Inc, Cl A *	13,600	345
Sabre Corp *	55,600	98
Sally Beauty Holdings Inc *	16,791	223
Savers Value Village Inc *	6,200	55
Serve Robotics Inc *	8,100	76
Service Corp International/US	20,089	1,510
Shake Shack Inc, Cl A *	6,500	418
SharkNinja Inc *	13,100	1,597
Shoe Carnival Inc	1,852	33
Signet Jewelers Ltd	6,200	542
Six Flags Entertainment Corp *	14,793	311
Sleep Number Corp *	5,009	6
Smith & Wesson Brands Inc	6,283	96
Solid Power Inc *	19,600	65
Somnigroup International Inc	30,028	2,126
Sonic Automotive Inc, Cl A	2,364	195
Sonos Inc *	18,300	289
Standard Motor Products Inc	2,366	93
Steven Madden Ltd	11,751	510
Stitch Fix Inc, Cl A *	17,800	63
Strategic Education Inc	3,687	283
Strattec Security Corp *	400	32
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Stride Inc *	6,488	$599
Sturm Ruger & Co Inc	1,742	68
Superior Group of Cos Inc	2,100	27
Sweetgreen Inc, Cl A *	17,000	169
Target Hospitality Corp *	6,100	106
Taylor Morrison Home Corp, Cl A *	13,560	793
Texas Roadhouse Inc, Cl A	10,166	1,836
Thor Industries Inc	7,690	608
ThredUp Inc, Cl A *	14,000	65
Toll Brothers Inc	13,939	1,931
TopBuild Corp *	4,140	1,728
Torrid Holdings Inc *	2,700	4
Traeger Inc *	96	7
Travel + Leisure Co	8,600	585
Under Armour Inc, Cl A *	26,900	158
Under Armour Inc, Cl C *	24,900	143
United Parks & Resorts Inc *	4,100	165
Universal Technical Institute Inc *	7,300	273
Upbound Group Inc, Cl A	7,540	145
Urban Outfitters Inc *	10,500	763
Vail Resorts Inc	5,412	723
Valvoline Inc *	19,236	649
Versigent PLC *	11,400	503
VF Corp	52,000	893
Victoria's Secret & Co *	10,500	577
Viking Holdings Ltd *	26,700	2,459
Visteon Corp	4,365	516
Warby Parker Inc, Cl A *	14,600	358
Wayfair Inc, Cl A *	14,500	1,048
Wendy's Co/The	23,875	184
Weyco Group Inc	1,200	42
Whirlpool Corp	10,200	443
Wingstop Inc	4,420	694
Winmark Corp	391	148
Winnebago Industries Inc	4,435	132
Wolverine World Wide Inc	11,896	209
Wyndham Hotels & Resorts Inc	10,600	851
XPEL Inc *	4,400	201
Xponential Fitness Inc, Cl A *	5,600	31
YETI Holdings Inc *	10,900	523
Zumiez Inc *	3,403	84
		108,623
Consumer Staples — 2.2%
Albertsons Cos Inc, Cl A	52,100	813
Alico Inc	1,400	57
Andersons Inc/The	5,199	367
B&G Foods Inc, Cl A	14,611	60
BellRing Brands Inc *	19,402	162
Beyond Meat Inc *	81,900	65
BJ's Wholesale Club Holdings Inc *	20,500	1,748
Boston Beer Co Inc/The, Cl A *	1,083	192
BRC Inc, Cl A *	5,800	10
Cal-Maine Foods Inc	6,628	495

38	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Celsius Holdings Inc *	26,400	$878
Central Garden & Pet Co *	600	23
Central Garden & Pet Co, Cl A *	7,161	244
Chefs' Warehouse Inc/The *	5,721	438
Coca-Cola Consolidated Inc	8,290	1,436
Coty Inc, Cl A *	50,600	108
Darling Ingredients Inc *	23,657	1,398
Dole PLC	10,800	151
Edgewell Personal Care Co	7,145	125
elf Beauty Inc *	9,400	526
Energizer Holdings Inc	10,945	199
Flowers Foods Inc	28,408	217
Fresh Del Monte Produce Inc	5,581	179
Freshpet Inc *	7,200	372
Grocery Outlet Holding Corp *	15,500	132
Hain Celestial Group Inc/The *	15,660	12
Herbalife Ltd *	14,344	172
HF Foods Group Inc *	9,900	19
Honest Co Inc/The *	9,700	34
Ingles Markets Inc, Cl A	2,645	234
Ingredion Inc	10,065	1,021
Interparfums Inc	2,706	255
J & J Snack Foods Corp	2,364	180
John B Sanfilippo & Son Inc	1,519	114
Lamb Weston Holdings Inc	19,300	833
Lifevantage Corp	1,100	9
Limoneira Co	3,400	43
Mama's Creations Inc *	4,900	68
Maplebear Inc *	27,400	1,091
Marzetti Company/The	3,329	373
Medifast Inc *	1,764	22
MGP Ingredients Inc	1,800	32
Mission Produce Inc *	10,696	119
National Beverage Corp *	3,904	144
Natural Grocers by Vitamin Cottage Inc	1,485	44
Nature's Sunshine Products Inc *	2,937	63
Niagen Bioscience Inc *	7,400	29
Nu Skin Enterprises Inc, Cl A	8,205	48
Oil-Dri Corp of America	2,000	153
Olaplex Holdings Inc *	29,300	60
Performance Food Group Co *	22,727	2,232
Pilgrim's Pride Corp	6,007	170
Post Holdings Inc *	6,469	594
PriceSmart Inc	4,123	701
Primo Brands Corp, Cl A	37,300	925
Reynolds Consumer Products Inc	8,000	173
Seaboard Corp	40	203
Seneca Foods Corp, Cl A *	1,062	153
Simply Good Foods Co/The *	14,700	169
SkinHealth Systems Inc *	17,700	14
Smithfield Foods Inc	6,800	176
Spectrum Brands Holdings Inc	3,390	267
Sprouts Farmers Market Inc *	14,300	1,181
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tootsie Roll Industries Inc	2,678	$101
Turning Point Brands Inc	2,900	246
United Natural Foods Inc *	9,598	493
Universal Corp/VA	4,045	210
US Foods Holding Corp *	33,500	2,742
USANA Health Sciences Inc *	1,532	28
Utz Brands Inc	10,700	78
Village Super Market Inc, Cl A	1,962	91
Vita Coco Co Inc/The *	7,800	586
Vital Farms Inc *	5,500	55
Waldencast plc, Cl A *	7,000	9
WD-40 Co	2,186	437
Weis Markets Inc	1,604	117
Westrock Coffee Co *	7,900	63
Zevia PBC, Cl A *	4,700	7
		27,788
Energy — 3.9%
Antero Midstream Corp	48,500	1,017
Antero Resources Corp *	42,680	1,526
Archrock Inc	24,583	823
Atlas Energy Solutions Inc, Cl A	11,200	187
Bristow Group Inc	3,897	162
Cactus Inc, Cl A	10,200	592
California Resources Corp	11,731	695
Calumet Inc *	10,300	365
Centrus Energy Corp, Cl A *	2,520	460
Cheniere Energy Inc	32,185	7,237
Chord Energy Corp	8,630	1,138
Clean Energy Fuels Corp *	29,988	61
CNX Resources Corp *	22,000	741
Comstock Resources Inc *	11,600	155
Core Laboratories Inc	8,100	111
Core Natural Resources Inc	7,788	689
Crescent Energy Co, Cl A	41,928	485
CVR Energy Inc	4,597	153
Delek US Holdings Inc	7,990	356
DHT Holdings Inc	23,100	377
Diversified Energy Co	8,500	124
DMC Global Inc *	5,100	35
Dorian LPG Ltd	5,347	215
DT Midstream Inc	15,500	2,170
Empire Petroleum Corp *	1,033	3
Encore Energy Corp *	25,700	41
Energy Fuels Inc/Canada *	37,000	674
Energy Services of America Corp	1,400	21
Excelerate Energy Inc, Cl A	3,300	109
Expro Group Holdings NV *	15,357	227
Flowco Holdings Inc, Cl A	4,400	103
Forum Energy Technologies Inc *	2,100	105
FutureFuel Corp	3,876	16
Gevo Inc *	34,500	64
Granite Ridge Resources Inc	8,700	42
Green Plains Inc *	11,190	175

SEI Institutional Investments Trust	39

SCHEDULE OF INVESTMENTS

May 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gulfport Energy Corp *	2,600	$438
Helix Energy Solutions Group Inc *	20,969	196
Helmerich & Payne Inc	14,800	565
HF Sinclair Corp	24,000	1,677
HighPeak Energy Inc	3,300	23
Infinity Natural Resources Inc, Cl A *	2,200	30
Innovex International Inc *	6,887	184
International Seaways Inc	5,728	442
Kinetik Holdings Inc, Cl A	7,100	326
Kodiak Gas Services Inc	12,600	842
Liberty Energy Inc, Cl A	23,700	693
Lightbridge Corp *	3,400	39
Magnolia Oil & Gas Corp, Cl A	25,400	695
Matador Resources Co	17,400	933
Murphy Oil Corp	21,700	785
Nabors Industries Ltd *	1,991	184
NACCO Industries Inc, Cl A	900	46
National Energy Services Reunited Corp *	9,100	222
Natural Gas Services Group Inc	1,500	59
Navigator Holdings Ltd	4,900	106
New Fortress Energy Inc, Cl A *	23,200	13
NextDecade Corp *	30,600	242
Noble Corp PLC	17,890	831
Nordic American Tankers Ltd	34,377	177
Northern Oil & Gas Inc	14,200	309
NOV Inc	54,300	1,084
Oceaneering International Inc *	16,046	613
Oil States International Inc *	8,199	70
Ovintiv Inc	42,700	2,393
Par Pacific Holdings Inc *	7,686	432
Patterson-UTI Energy Inc	56,155	629
PBF Energy Inc, Cl A	11,377	463
Peabody Energy Corp	19,900	538
Permian Resources Corp, Cl A	104,685	2,013
Prairie Operating Co *	4,200	4
PrimeEnergy Resources Corp *	100	16
ProFrac Holding Corp, Cl A *	3,000	18
ProPetro Holding Corp *	13,100	200
Range Resources Corp	34,600	1,348
Ranger Energy Services Inc, Cl A	4,700	73
REX American Resources Corp *	3,400	159
Riley Exploration Permian Inc	1,700	57
RPC Inc	15,199	101
Sable Offshore Corp *	20,700	303
SandRidge Energy Inc	1,800	26
SEACOR Marine Holdings Inc *	7,300	55
Select Water Solutions Inc, Cl A	13,200	237
SM Energy Co	37,502	1,152
Solaris Energy Infrastructure Inc, Cl A	7,100	494
Summit Midstream Corp *	900	24
Talos Energy Inc *	19,400	285
TETRA Technologies Inc *	16,200	166
Tidewater Inc *	7,700	566
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Transocean Ltd *	131,700	$815
Uranium Energy Corp *	70,500	971
VAALCO Energy Inc	15,500	81
Valaris Ltd *	9,700	898
Viper Energy Inc, Cl A	27,199	1,238
Vitesse Energy Inc	5,143	89
W&T Offshore Inc	21,338	78
Weatherford International PLC	10,500	1,088
World Kinect Corp	7,541	217
		50,505
Financials — 13.5%
1st Source Corp	2,758	204
Abacus Global Management Inc	10,600	95
Acadian Asset Management Inc	4,163	301
ACNB Corp	1,900	103
Adamas Trust Inc ‡	17,159	158
Affiliated Managers Group Inc	4,140	1,254
Affirm Holdings Inc, Cl A *	42,200	3,108
AGNC Investment Corp ‡	163,321	1,700
Alerus Financial Corp	3,400	97
Ally Financial Inc	42,000	1,798
Amalgamated Financial Corp	3,000	124
Amerant Bancorp Inc, Cl A	5,100	116
American Coastal Insurance Corp	4,000	42
American Financial Group Inc/OH	10,453	1,357
Ameris Bancorp	10,262	865
AMERISAFE Inc	2,633	81
Ames National Corp	2,700	78
Angel Oak Mortgage REIT Inc ‡	1,600	13
Annaly Capital Management Inc ‡	105,239	2,299
Apollo Commercial Real Estate Finance Inc ‡	23,419	257
Arbor Realty Trust Inc ‡	28,600	164
Ares Commercial Real Estate Corp ‡	9,600	47
ARMOUR Residential REIT Inc ‡	19,084	327
Arrow Financial Corp	3,349	123
Artisan Partners Asset Management Inc, Cl A	9,300	348
Associated Banc-Corp	23,936	666
Assured Guaranty Ltd	6,487	481
Atlantic Union Bankshares Corp	21,599	813
Atlanticus Holdings Corp *	1,100	95
Axis Capital Holdings Ltd	11,068	1,051
Axos Financial Inc *	8,436	733
Bakkt Inc, Cl A *	1,900	21
Baldwin Insurance Group Inc/The, Cl A *	16,000	311
Banc of California Inc	17,713	340
BancFirst Corp	3,250	358
Bancorp Inc/The *	6,792	375
Bank First Corp	1,500	209
Bank of Hawaii Corp	6,024	461
Bank of Marin Bancorp	3,614	93
Bank OZK	15,670	758
BankUnited Inc	10,996	510

40	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bankwell Financial Group Inc	1,100	$58
Banner Corp	4,751	309
Bar Harbor Bankshares	2,850	100
BayCom Corp	2,700	83
BCB Bancorp Inc	3,200	33
Beacon Financial Corp	12,378	360
Better Home & Finance Holding Co, Cl A *	500	15
BGC Group Inc, Cl A	55,936	585
Blackstone Mortgage Trust Inc, Cl A ‡	26,100	477
Blue Owl Capital Inc, Cl A	100,500	1,033
Blue Ridge Bankshares Inc	14,100	47
BOK Financial Corp	2,482	318
Bowhead Specialty Holdings Inc *	2,400	64
Bread Financial Holdings Inc	7,000	624
Bridgewater Bancshares Inc *	5,300	100
Brighthouse Financial Inc *	9,400	588
BrightSpire Capital Inc, Cl A ‡	21,794	126
Burford Capital Ltd	32,100	149
Burke & Herbert Financial Services Corp	1,611	102
Business First Bancshares Inc	4,300	122
Byline Bancorp Inc	5,570	184
California BanCorp	5,500	104
Camden National Corp	3,058	153
Cannae Holdings Inc	9,262	137
Capital Bancorp Inc	1,900	61
Capital City Bank Group Inc	2,861	131
Capitol Federal Financial Inc	19,487	151
Carlyle Group Inc/The	38,600	1,754
Carter Bankshares Inc	4,800	131
Cass Information Systems Inc	1,354	62
Cathay General Bancorp	10,615	612
Central BanCo Inc, Cl A	4,100	116
Central Pacific Financial Corp	4,910	169
Chicago Atlantic Real Estate Finance Inc ‡	900	10
Chimera Investment Corp ‡	10,955	149
ChoiceOne Financial Services Inc	2,100	66
Citizens & Northern Corp	3,540	75
Citizens Financial Services Inc	707	46
Citizens Inc/TX, Cl A *	4,300	22
City Holding Co	2,385	296
Civista Bancshares Inc	3,400	88
Claros Mortgage Trust Inc *‡	14,700	36
CNA Financial Corp	4,075	171
CNB Financial Corp/PA	4,248	130
CNO Financial Group Inc	14,825	682
Coastal Financial Corp/WA *	1,900	135
Cohen & Steers Inc	3,936	275
Colony Bankcorp Inc	3,700	73
Columbia Banking System Inc	42,785	1,268
Columbia Financial Inc *	3,600	72
Commerce Bancshares Inc/MO	20,211	1,055
Community Financial System Inc	8,251	525
Community Trust Bancorp Inc	2,993	200
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Community West Bancshares	2,800	$67
Compass Diversified Holdings	10,600	120
ConnectOne Bancorp Inc	8,768	264
Corebridge Financial Inc	40,100	1,083
Crawford & Co, Cl A	5,700	60
Credit Acceptance Corp *	512	294
Cullen/Frost Bankers Inc	9,405	1,275
Customers Bancorp Inc *	4,770	358
CVB Financial Corp	26,624	542
Dave Inc *	1,700	480
DigitalBridge Group Inc	25,598	400
Dime Commercial Bancshares Inc	6,229	233
Donegal Group Inc, Cl A	2,500	42
Donnelley Financial Solutions Inc *	4,332	172
Dynex Capital Inc ‡	32,897	431
Eagle Bancorp Inc	4,406	120
East West Bancorp Inc	20,366	2,496
Eastern Bankshares Inc	34,971	690
Ellington Financial Inc ‡	20,900	284
Employers Holdings Inc	4,274	186
Enact Holdings Inc	3,700	155
Encore Capital Group Inc *	3,875	310
Enova International Inc *	3,666	592
Enterprise Financial Services Corp	5,165	313
Equitable Holdings Inc	42,200	1,745
Equity Bancshares Inc, Cl A	2,900	134
Esquire Financial Holdings Inc	1,000	110
Essent Group Ltd	14,500	839
Euronet Worldwide Inc *	6,545	474
Evercore Inc, Cl A	5,476	1,867
F&G Annuities & Life Inc	7,385	205
Farmers & Merchants Bancorp Inc/Archbold OH	3,200	89
Farmers National Banc Corp	4,960	70
FB Financial Corp	6,846	361
Federal Agricultural Mortgage Corp, Cl C	1,288	229
Fidelity D&D Bancorp Inc	100	5
Fidelity National Financial Inc	39,766	1,883
Figure Technology Solutions Inc, Cl A *	5,100	180
Finance Of America Cos Inc, Cl A *	700	14
Financial Institutions Inc	3,243	118
First American Financial Corp	15,572	1,031
First Bancorp Inc/The	2,952	86
First Bancorp/Southern Pines NC	6,945	409
First Bank/Hamilton NJ	3,700	58
First Busey Corp	12,898	353
First Business Financial Services Inc	1,800	104
First Capital Inc	300	19
First Citizens BancShares Inc/NC, Cl A	1,312	2,612
First Commonwealth Financial Corp	17,501	331
First Community Bankshares Inc	2,342	101
First Financial Bancorp	17,133	527
First Financial Bankshares Inc	20,712	677

SEI Institutional Investments Trust	41

SCHEDULE OF INVESTMENTS

May 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First Financial Corp	2,312	$160
First Hawaiian Inc	20,000	540
First Horizon Corp	71,025	1,721
First Internet Bancorp	100	2
First Interstate BancSystem Inc, Cl A	12,916	460
First Merchants Corp	9,418	380
First Mid Bancshares Inc	3,572	157
First Western Financial Inc *	1,800	53
FirstCash Holdings Inc	5,920	1,302
Firstsun Capital Bancorp *	3,363	119
Five Star Bancorp	2,800	118
Flagstar Bank NA	45,305	637
Flushing Financial Corp	6,070	97
Flywire Corp *	18,900	303
FNB Corp/PA	56,189	982
Franklin BSP Realty Trust Inc ‡	15,254	132
FS Bancorp Inc	1,400	57
Fulton Financial Corp	28,842	626
FVCBankcorp Inc	3,375	53
GBank Financial Holdings Inc *	1,300	39
GCM Grosvenor Inc, Cl A	10,100	107
Genworth Financial Inc, Cl A *	60,300	516
German American Bancorp Inc	6,466	283
Glacier Bancorp Inc	19,975	950
Goosehead Insurance Inc, Cl A *	3,700	127
Great Southern Bancorp Inc	1,099	79
Green Dot Corp, Cl A *	9,255	119
Greene County Bancorp Inc	1,020	27
Greenlight Capital Re Ltd, Cl A *	6,409	100
HA Sustainable Infrastructure Capital Inc ‡	18,400	754
Hamilton Lane Inc, Cl A	6,500	566
Hancock Whitney Corp	11,814	805
Hanmi Financial Corp	5,578	168
Hanover Insurance Group Inc/The	5,117	953
Hawthorn Bancshares Inc	500	18
HBT Financial Inc	2,200	63
HCI Group Inc	1,715	264
Heritage Financial Corp/WA	4,171	114
Heritage Insurance Holdings Inc *	3,200	69
Hilltop Holdings Inc	6,000	226
Hingham Institution For Savings The	300	87
Hippo Holdings Inc *	3,484	90
Home Bancorp Inc	1,600	103
Home BancShares Inc/AR	27,232	729
HomeTrust Bancshares Inc	2,902	135
Hope Bancorp Inc	19,295	242
Horace Mann Educators Corp	6,714	307
Horizon Bancorp Inc/IN	9,025	167
Houlihan Lokey Inc, Cl A	8,500	1,204
Independent Bank Corp	7,648	605
Independent Bank Corp/MI	3,300	113
International Bancshares Corp	8,550	617
International Money Express Inc *	5,400	81
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Invesco Mortgage Capital Inc ‡	8,009	$63
Investar Holding Corp	2,900	82
Investors Title Co	100	23
Jackson Financial Inc, Cl A	10,700	1,103
James River Group Holdings Inc	8,200	32
Janus Henderson Group PLC	17,700	915
Jefferies Financial Group Inc	22,300	1,176
Jefferson Capital Inc	4,600	78
John Marshall Bancorp Inc	2,700	57
Kearny Financial Corp/MD	10,929	90
Kemper Corp	9,073	224
Kingstone Cos Inc	1,400	21
Kinsale Capital Group Inc	3,280	1,000
KKR Real Estate Finance Trust Inc ‡	5,600	37
Ladder Capital Corp, Cl A ‡	15,962	163
Lakeland Financial Corp	4,157	252
Lazard Inc, Cl A	13,931	659
Lemonade Inc *	9,600	557
LendingClub Corp *	19,100	341
LendingTree Inc *	2,000	76
Lincoln National Corp	25,200	889
Live Oak Bancshares Inc	4,800	183
loanDepot Inc, Cl A *	17,800	24
LPL Financial Holdings Inc	11,923	3,264
Markel Group Inc *	1,923	3,491
MarketAxess Holdings Inc	5,300	689
Marqeta Inc, Cl A *	57,400	233
MBIA Inc *	10,982	64
Mechanics Bancorp, Cl A	9,172	135
Mercantile Bank Corp	3,057	162
Merchants Bancorp/IN	3,300	156
Mercury General Corp	3,878	380
Metrocity Bankshares Inc	3,800	124
Metropolitan Bank Holding Corp	1,000	90
MFA Financial Inc ‡	16,624	160
MGIC Investment Corp	35,118	886
Miami International Holdings Inc *	4,200	198
Mid Penn Bancorp Inc	3,200	104
Midland States Bancorp Inc	2,600	72
Moelis & Co, Cl A	11,800	794
Morningstar Inc	3,420	623
MVB Financial Corp	2,400	64
National Bank Holdings Corp, Cl A	6,400	268
Navient Corp	8,700	74
NB Bancorp Inc	6,400	128
NBT Bancorp Inc	8,208	380
NCR Atleos Corp *	12,141	542
Nelnet Inc, Cl A	1,931	252
NerdWallet Inc, Cl A *	5,800	50
NewtekOne Inc	4,600	64
Nexpoint Real Estate Finance Inc ‡	1,600	25
NI Holdings Inc *	2,300	32
Nicolet Bankshares Inc	2,506	352

42	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NMI Holdings Inc, Cl A *	12,800	$460
Northeast Bank	1,300	163
Northeast Community Bancorp Inc	3,000	73
Northfield Bancorp Inc	8,605	122
NORTHPOINTE BANCSHARES INC	5,200	89
Northrim BanCorp Inc	3,600	89
Northwest Bancshares Inc	24,779	351
Norwood Financial Corp	2,500	76
OceanFirst Financial Corp	9,468	178
Octave Specialty Group Inc *	7,800	43
Ohio Valley Banc Corp	400	19
Old National Bancorp/IN	52,133	1,252
Old Republic International Corp	36,144	1,346
Old Second Bancorp Inc	9,600	205
OmniAB Inc. *	2,598	–
OneMain Holdings Inc, Cl A	18,700	1,034
Onity Group Inc *	1,400	48
Open Lending Corp, Cl A *	9,900	23
Oportun Financial Corp *	3,600	20
OppFi Inc *	3,600	31
Orange County Bancorp Inc	2,000	68
Orchid Island Capital Inc, Cl A ‡	26,920	183
Origin Bancorp Inc	5,000	238
Orrstown Financial Services Inc	3,000	111
Oscar Health Inc, Cl A *	32,000	711
Palomar Holdings Inc, Cl A *	4,000	428
Park National Corp	2,405	413
Parke Bancorp Inc	2,200	68
Pathward Financial Inc	3,200	263
Patriot National Bancorp Inc *	6,400	7
Payoneer Global Inc *	44,700	232
Paysafe Ltd *	3,467	27
Paysign Inc *	4,300	31
PCB Bancorp	2,600	64
Peapack-Gladstone Financial Corp	3,154	136
PennyMac Financial Services Inc	4,600	386
PennyMac Mortgage Investment Trust ‡	14,463	151
Peoples Bancorp Inc/OH	5,572	194
Peoples Financial Services Corp	1,600	95
Perella Weinberg Partners, Cl A	8,600	148
Pinnacle Financial Partners Inc	23,068	2,255
Pioneer Bancorp Inc/NY *	2,700	40
Piper Sandler Cos	11,108	871
PJT Partners Inc, Cl A	3,400	520
Plumas Bancorp	1,700	89
Ponce Financial Group Inc *	5,200	98
PRA Group Inc *	6,158	94
Preferred Bank/Los Angeles CA	1,537	147
Primerica Inc	4,849	1,309
Primis Financial Corp	6,000	87
Priority Technology Holdings Inc *	3,400	22
ProAssurance Corp *	7,025	169
PROG Holdings Inc	6,378	235
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Prosperity Bancshares Inc	14,435	$995
Provident Financial Services Inc	21,819	484
QCR Holdings Inc	2,600	240
Radian Group Inc	21,048	719
RBB Bancorp	2,600	62
Ready Capital Corp ‡	29,838	53
Red River Bancshares Inc	1,200	109
Redwood Trust Inc ‡	15,505	84
Regional Management Corp	1,700	63
Reinsurance Group of America Inc, Cl A	10,216	2,051
Remitly Global Inc *	28,100	563
Renasant Corp	15,160	617
Repay Holdings Corp, Cl A *	14,200	55
Republic Bancorp Inc/KY, Cl A	798	65
Ridgepost Capital Inc, Cl A	8,600	71
Rithm Capital Corp ‡	88,288	823
RLI Corp	11,764	589
Rocket Cos Inc, Cl A *	139,708	2,027
Root Inc/OH, Cl A *	1,600	83
Ryan Specialty Holdings Inc, Cl A	17,000	541
S&T Bancorp Inc	6,232	281
Safety Insurance Group Inc	2,431	171
Seacoast Banking Corp of Florida	14,181	430
SEI Investments Co	15,019	1,320
Selective Insurance Group Inc	8,484	734
Selectquote Inc *	28,700	29
ServisFirst Bancshares Inc	8,000	624
Sezzle Inc *	2,400	284
Shift4 Payments Inc, Cl A *	10,000	446
Shore Bancshares Inc	6,200	128
Siebert Financial Corp *	3,600	7
Sierra Bancorp	2,978	113
Simmons First National Corp, Cl A	23,154	497
SiriusPoint Ltd *	16,300	348
Skyward Specialty Insurance Group Inc *	6,600	291
SLIDE INSURANCE HOLDINGS INC *	12,300	222
SLM Corp	32,320	715
SmartFinancial Inc	3,100	129
SoFi Technologies Inc *	181,453	3,306
South Plains Financial Inc	2,400	97
Southern First Bancshares Inc *	1,491	86
Southern Missouri Bancorp Inc	1,900	131
Southside Bancshares Inc	4,762	156
SouthState Bank Corp	14,785	1,401
Starwood Property Trust Inc ‡	55,680	951
Stellar Bancorp Inc	8,340	311
StepStone Group Inc, Cl A	10,900	537
Stewart Information Services Corp	4,541	295
Stifel Financial Corp	22,559	1,583
Stock Yards Bancorp Inc	4,702	337
StoneX Group Inc *	10,992	1,246
Sunrise Realty Trust Inc ‡	933	8
Texas Capital Bancshares Inc *	6,223	619

SEI Institutional Investments Trust	43

SCHEDULE OF INVESTMENTS

May 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TFS Financial Corp	6,743	$107
Third Coast Bancshares Inc *	1,200	46
Timberland Bancorp Inc/WA	2,100	85
Tiptree Inc	2,000	36
Toast Inc, Cl A *	68,400	1,780
Tompkins Financial Corp	2,305	199
Towne Bank/Portsmouth VA	14,067	479
TPG Inc, Cl A	20,372	867
TPG RE Finance Trust Inc ‡	12,100	102
Tradeweb Markets Inc, Cl A	17,200	1,724
TriCo Bancshares	4,009	204
Triumph Financial Inc *	3,600	257
Trupanion Inc *	5,400	118
TrustCo Bank Corp NY	3,625	188
Trustmark Corp	9,039	399
Two Harbors Investment Corp ‡	14,210	175
UMB Financial Corp	10,586	1,390
United Bankshares Inc/WV	20,456	888
United Community Banks Inc/GA	17,418	574
United Fire Group Inc	3,471	154
Unity Bancorp Inc	1,600	89
Universal Insurance Holdings Inc	5,100	189
Univest Financial Corp	4,715	186
Unum Group	24,600	2,047
Upstart Holdings Inc *	12,500	422
USCB Financial Holdings Inc	2,200	41
UWM Holdings Corp	31,600	97
Valley National Bancorp	69,368	955
Value Line Inc	300	10
Velocity Financial Inc *	1,800	32
Victory Capital Holdings Inc, Cl A	6,700	566
Virtu Financial Inc, Cl A	12,000	602
Virtus Investment Partners Inc	1,158	166
Voya Financial Inc	14,300	1,161
WaFd Inc	10,018	356
Walker & Dunlop Inc	5,023	252
Washington Trust Bancorp Inc	3,070	100
Waterstone Financial Inc	2,600	48
Wealthfront Corp *	8,300	101
Webster Financial Corp	24,329	1,769
WesBanco Inc	15,510	537
West BanCorp Inc	3,785	91
Westamerica BanCorp	3,355	186
Western Alliance Bancorp	15,561	1,239
Western Union Co/The	49,700	404
WEX Inc *	4,776	692
White Mountains Insurance Group Ltd	352	727
Wintrust Financial Corp	9,661	1,451
WisdomTree Inc	21,075	401
World Acceptance Corp *	476	79
WSFS Financial Corp	8,312	594
Zions Bancorp NA	21,200	1,324
		173,316
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Health Care — 11.8%
10X Genomics Inc, Cl A *	15,100	$427
4D Molecular Therapeutics Inc *	7,700	76
Aardvark Therapeutics Inc *	800	3
Abeona Therapeutics Inc *	4,700	27
Absci Corp *	13,100	88
Acadia Healthcare Co Inc *	13,887	322
ACADIA Pharmaceuticals Inc *	19,100	414
Accendra Health Inc *	11,239	32
Accuray Inc *	18,400	7
Aclaris Therapeutics Inc *	3,700	17
AdaptHealth Corp, Cl A *	15,400	156
Adaptive Biotechnologies Corp *	22,300	338
Addus HomeCare Corp *	2,900	266
ADMA Biologics Inc *	34,600	276
agilon health Inc *	1,716	158
Agios Pharmaceuticals Inc *	7,900	232
AirSculpt Technologies Inc *	1,400	8
Akebia Therapeutics Inc *	45,600	46
Aktis Oncology Inc *	4,500	93
Aldeyra Therapeutics Inc *	9,200	16
Alector Inc *	13,000	28
Alignment Healthcare Inc *	31,700	486
Alkermes PLC *	25,253	1,065
Allogene Therapeutics Inc *	20,200	44
Alnylam Pharmaceuticals Inc *	19,109	5,771
Alphatec Holdings Inc *	17,300	134
Altimmune Inc *	11,800	36
Alumis Inc *	11,588	250
AMN Healthcare Services Inc *	5,809	168
Amneal Pharmaceuticals Inc *	23,588	311
Amphastar Pharmaceuticals Inc *	5,300	100
Amylyx Pharmaceuticals Inc *	15,700	225
AnaptysBio Inc *	2,500	139
Anavex Life Sciences Corp *	15,300	46
AngioDynamics Inc *	8,570	98
ANI Pharmaceuticals Inc *	2,500	196
Anika Therapeutics Inc *	3,070	45
Annexon Inc *	17,700	96
Anteris Technologies Global Corp *	16,300	140
Apogee Therapeutics Inc *	6,300	517
Aquestive Therapeutics Inc *	15,400	62
Arbutus Biopharma Corp *	16,700	76
Arcturus Therapeutics Holdings Inc *	3,100	25
Arcus Biosciences Inc *	14,100	357
Arcutis Biotherapeutics Inc *	17,500	376
Ardelyx Inc *	41,800	252
Ardent Health Inc *	4,500	42
ArriVent Biopharma Inc *	6,000	182
Arrowhead Pharmaceuticals Inc *	20,300	1,582
ARS Pharmaceuticals Inc *	8,100	73
Artivion Inc *	6,645	147
Arvinas Inc *	8,600	77

44	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Astrana Health Inc *	6,500	$245
Atea Pharmaceuticals Inc *	15,000	70
AtriCure Inc *	7,920	219
Atrium Therapeutics Inc *	1,820	24
aTyr Pharma Inc *	13,000	7
Aura Biosciences Inc *	2,200	16
Avanos Medical Inc *	7,800	193
Avantor Inc *	96,951	884
Aveanna Healthcare Holdings Inc *	8,800	63
Avita Medical Inc *	5,000	22
Axogen Inc *	7,585	299
Axsome Therapeutics Inc *	6,000	1,407
Azenta Inc *	5,803	133
Beam Therapeutics Inc *	15,800	520
BETA BIONICS INC *	6,100	74
Bicara Therapeutics Inc *	4,100	89
BioAge Labs Inc *	5,900	102
BioCryst Pharmaceuticals Inc *	34,797	310
Biohaven Ltd *	20,850	230
BioLife Solutions Inc *	6,800	169
BioMarin Pharmaceutical Inc *	28,746	1,647
Bio-Rad Laboratories Inc, Cl A *	2,640	825
Bioventus Inc, Cl A *	8,800	75
Bridgebio Pharma Inc *	23,135	1,533
BrightSpring Health Services Inc *	19,100	1,178
Brookdale Senior Living Inc, Cl A *	35,909	462
Bruker Corp	15,032	885
Butterfly Network Inc, Cl A *	28,600	130
Candel Therapeutics Inc *	4,300	36
Capricor Therapeutics Inc *	7,200	216
Cardiff Oncology Inc *	7,300	14
CareDx Inc *	9,000	205
CARIS LIFE SCIENCES INC *	15,600	261
Castle Biosciences Inc *	4,600	97
Catalyst Pharmaceuticals Inc *	18,200	568
Celcuity Inc *	4,900	651
Celldex Therapeutics Inc *	10,200	321
Ceribell Inc *	2,900	53
Certara Inc *	17,764	103
Cerus Corp *	38,497	117
CG oncology Inc *	9,600	598
Chemed Corp	2,145	915
Claritev Corp, Cl A *	1,100	28
ClearPoint Neuro Inc *	3,900	49
Clover Health Investments Corp, Cl A *	60,200	240
Codexis Inc *	13,961	39
Cogent Biosciences Inc *	20,700	724
Coherus Oncology Inc *	14,800	24
Collegium Pharmaceutical Inc *	4,900	165
Community Health Systems Inc *	16,029	44
Compass Therapeutics Inc *	23,500	56
Concentra Group Holdings Parent Inc	16,121	401
CONMED Corp	5,908	211
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Corcept Therapeutics Inc *	14,200	$987
CorMedix Inc *	9,000	76
CorVel Corp *	4,302	266
Corvus Pharmaceuticals Inc *	7,600	94
Crinetics Pharmaceuticals Inc *	14,500	515
Cross Country Healthcare Inc *	5,479	72
CryoPort Inc *	9,400	147
Cullinan Therapeutics Inc *	6,400	105
CVRx Inc *	2,900	16
Cytek Biosciences Inc *	23,200	97
Cytokinetics Inc *	19,500	1,497
Definitive Healthcare Corp, Cl A *	7,300	7
Definium Therapeutics Inc *	16,600	402
Delcath Systems Inc *	4,500	48
Denali Therapeutics Inc *	23,300	490
DENTSPLY SIRONA Inc	31,000	325
DiaMedica Therapeutics Inc *	9,900	59
Dianthus Therapeutics Inc *	5,900	549
Disc Medicine Inc, Cl A *	3,900	271
DocGo Inc *	13,700	9
Doximity Inc, Cl A *	20,400	437
Dyne Therapeutics Inc *	22,000	425
Edgewise Therapeutics Inc *	9,000	307
Editas Medicine Inc, Cl A *	15,400	53
Elanco Animal Health Inc *	72,700	1,734
Electromed Inc *	300	11
Eledon Pharmaceuticals Inc *	4,800	18
Embecta Corp	8,100	27
Emergent BioSolutions Inc *	8,000	73
Enanta Pharmaceuticals Inc *	4,700	62
Encompass Health Corp	15,641	1,656
Enliven Therapeutics Inc *	4,900	194
Enovis Corp *	8,363	190
Ensign Group Inc/The	8,736	1,465
Entrada Therapeutics Inc *	4,200	30
Envista Holdings Corp *	25,300	596
Erasca Inc *	31,200	401
Esperion Therapeutics Inc *	31,100	97
Eton Pharmaceuticals Inc *	3,800	116
Evolent Health Inc, Cl A *	17,700	70
Evolus Inc *	11,000	72
Evommune Inc *	3,500	81
Exelixis Inc *	39,100	1,974
EyePoint Inc *	13,100	178
Fate Therapeutics Inc *	18,600	53
First Tracks Biotherapeutics Inc *	2,500	40
Foghorn Therapeutics Inc *	4,200	18
Fortrea Holdings Inc *	14,200	219
Fulcrum Therapeutics Inc *	4,600	32
Fulgent Genetics Inc *	3,800	69
GeneDx Holdings Corp, Cl A *	2,800	146
Geron Corp *	76,670	96
Ginkgo Bioworks Holdings Inc *	5,800	54

SEI Institutional Investments Trust	45

SCHEDULE OF INVESTMENTS

May 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Glaukos Corp *	8,349	$863
Globus Medical Inc, Cl A *	17,658	1,446
Gossamer Bio Inc *	28,300	7
GRAIL Inc *	5,733	411
Greenwich Lifesciences Inc *	500	13
Guardant Health Inc *	18,300	2,373
Guardian Pharmacy Services Inc, Cl A *	4,300	167
Gyre Therapeutics Inc *	2,000	12
Haemonetics Corp *	7,047	478
Halozyme Therapeutics Inc *	17,458	1,162
Harmony Biosciences Holdings Inc *	5,800	183
Harrow Inc *	5,200	183
Health Catalyst Inc *	12,300	17
HealthEquity Inc *	12,100	1,065
HealthStream Inc	3,964	99
HeartFlow Inc *	3,900	121
Heron Therapeutics Inc *	20,900	18
Hims & Hers Health Inc *	32,300	845
Humacyte Inc *	14,991	19
ICU Medical Inc *	3,727	505
Ideaya Biosciences Inc *	12,300	362
Illumina Inc *	23,700	3,862
ImmunityBio Inc *	43,900	330
Immunome Inc *	17,700	386
Immunovant Inc *	13,700	456
Indivior Pharmaceuticals Inc *	18,100	652
Inhibikase Therapeutics Inc *	7,800	14
Inhibrx Biosciences Inc *	1,000	104
Innovage Holding Corp *	3,900	30
Innoviva Inc *	12,709	272
Inogen Inc *	4,100	27
Insmed Inc *	32,300	3,453
Inspire Medical Systems Inc *	4,200	174
Integer Holdings Corp *	4,630	414
Integra LifeSciences Holdings Corp *	11,304	181
Intellia Therapeutics Inc *	16,400	231
Ionis Pharmaceuticals Inc *	24,094	1,843
Iovance Biotherapeutics Inc *	42,700	175
iRadimed Corp	1,100	100
iRhythm Holdings Inc *	4,800	547
Ironwood Pharmaceuticals Inc, Cl A *	27,354	98
Jade Biosciences Inc *	5,563	117
Janux Therapeutics Inc *	5,200	76
Jazz Pharmaceuticals PLC *	8,600	2,034
Joint Corp/The *	3,000	27
KalVista Pharmaceuticals Inc *	4,700	126
Keros Therapeutics Inc *	4,410	50
Kestra Medical Technologies Ltd *	3,900	83
Kodiak Sciences Inc *	4,600	169
KORU Medical Systems Inc *	4,100	17
Krystal Biotech Inc *	3,900	1,205
Kura Oncology Inc *	9,400	96
Kymera Therapeutics Inc *	8,900	725
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lantheus Holdings Inc *	10,100	$1,003
Larimar Therapeutics Inc *	6,900	24
LB Pharmaceuticals Inc *	4,200	117
LeMaitre Vascular Inc	3,600	341
LENSAR Inc *	1,200	7
LENZ Therapeutics Inc *	3,200	25
Lexeo Therapeutics Inc *	12,400	64
Lifecore Biomedical Inc *	2,400	12
LifeMD Inc *	5,700	24
LifeStance Health Group Inc *	20,600	159
Ligand Pharmaceuticals Inc *	3,028	702
Liquidia Corp *	10,700	662
LivaNova PLC *	8,600	635
Lumexa Imaging Holdings Inc *	5,800	45
Madrigal Pharmaceuticals Inc *	2,540	1,263
MannKind Corp *	43,600	164
MapLight Therapeutics Inc *	3,800	111
Maravai LifeSciences Holdings Inc, Cl A *	13,018	62
Masimo Corp *	6,593	1,177
MaxCyte Inc *	20,500	25
Maze Therapeutics Inc *	3,400	90
MBX Biosciences Inc *	5,300	167
Medline Inc, Cl A *	47,956	1,753
Medpace Holdings Inc *	3,380	1,511
MeiraGTx Holdings PLC *	6,700	71
Merit Medical Systems Inc *	9,275	585
Mesa Laboratories Inc	1,100	112
MiMedx Group Inc *	22,700	84
Mineralys Therapeutics Inc *	6,500	205
Mirum Pharmaceuticals Inc *	6,400	650
Molina Healthcare Inc *	7,400	1,285
Monopar Therapeutics Inc *	600	39
Monte Rosa Therapeutics Inc *	10,900	215
Myriad Genetics Inc *	14,226	56
Natera Inc *	19,900	4,445
National HealthCare Corp	1,994	368
Neogen Corp *	35,012	314
NeoGenomics Inc *	18,300	193
Neurocrine Biosciences Inc *	15,000	2,374
Neurogene Inc *	1,700	48
Neuronetics Inc *	4,400	7
NeuroPace Inc *	3,600	60
Nkarta Inc *	7,474	24
Novavax Inc *	23,268	255
Novocure Ltd *	15,700	268
NRC Health, Cl A	3,212	63
Nurix Therapeutics Inc *	16,800	298
Nutex Health Inc *	500	65
Nuvalent Inc, Cl A *	8,000	883
Nuvation Bio Inc *	34,000	163
Nuvectis Pharma Inc *	1,900	19
Ocular Therapeutix Inc *	29,700	268
Olema Pharmaceuticals Inc *	14,100	186

46	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Omada Health Inc *	6,800	$122
Omeros Corp *	8,500	94
OmniAb Inc, Cl W *	16,797	45
Omnicell Inc *	7,612	336
Oncology Institute Inc/The *	7,600	36
OPKO Health Inc *	53,584	78
OptimizeRx Corp *	3,000	16
Option Care Health Inc *	24,127	504
OraSure Technologies Inc *	16,939	73
Organogenesis Holdings Inc, Cl A *	12,321	32
Organon & Co	40,800	544
ORIC Pharmaceuticals Inc *	8,100	68
Orthofix Medical Inc *	6,953	64
OrthoPediatrics Corp *	2,800	48
Oruka Therapeutics Inc *	6,400	375
Outset Medical Inc *	2,600	13
Pacific Biosciences of California Inc *	46,800	70
Pacira BioSciences Inc *	6,545	152
PACS Group Inc *	7,000	257
Palvella Therapeutics Inc *	1,400	166
Pediatrix Medical Group Inc *	13,756	296
Pennant Group Inc/The *	4,268	146
Penumbra Inc *	5,760	1,833
Perrigo Co PLC	21,400	236
Personalis Inc *	7,500	85
Perspective Therapeutics Inc *	7,700	30
Phathom Pharmaceuticals Inc *	5,900	57
Phibro Animal Health Corp, Cl A	3,600	111
Phreesia Inc *	8,400	83
Praxis Precision Medicines Inc *	3,740	1,309
Precigen Inc *	23,500	102
Prestige Consumer Healthcare Inc *	7,779	370
Prime Medicine Inc *	11,800	42
Privia Health Group Inc *	16,800	361
PROCEPT BioRobotics Corp *	7,500	197
Pro-Dex Inc *	300	19
Progyny Inc *	11,700	299
Protagonist Therapeutics Inc *	8,300	826
Protalix BioTherapeutics Inc *	10,200	22
Protara Therapeutics Inc *	2,400	11
PTC Therapeutics Inc *	11,500	849
Pulmonx Corp *	6,600	11
Pulse Biosciences Inc *	900	22
Puma Biotechnology Inc *	4,200	30
QIAGEN NV	30,142	1,103
Quanterix Corp *	7,000	21
Quantum-Si Inc *	21,500	26
QuidelOrtho Corp *	10,271	134
RadNet Inc *	10,900	605
Rapport Therapeutics Inc *	5,200	205
Recursion Pharmaceuticals Inc, Cl A *	78,300	281
REGENXBIO Inc *	9,300	65
Relay Therapeutics Inc *	24,700	347
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Repligen Corp *	8,322	$1,031
Replimune Group Inc *	9,000	78
Revolution Medicines Inc *	26,903	4,237
Rezolute Inc *	10,000	33
Rhythm Pharmaceuticals Inc *	8,000	707
Rigel Pharmaceuticals Inc *	3,605	110
Rocket Pharmaceuticals Inc *	11,300	35
Roivant Sciences Ltd *	62,900	1,886
Royalty Pharma PLC, Cl A	57,500	3,206
RxSight Inc *	5,600	30
Sana Biotechnology Inc *	21,400	71
SANUWAVE Health Inc *	1,000	16
Sarepta Therapeutics Inc *	14,400	257
Savara Inc *	24,200	126
Scholar Rock Holding Corp *	14,200	700
Schrodinger Inc/United States *	9,700	147
Select Medical Holdings Corp	15,765	260
SELLAS Life Sciences Group Inc *	31,400	292
Septerna Inc *	3,800	115
SI-BONE Inc *	7,300	103
SIGA Technologies Inc	10,000	47
Sight Sciences Inc *	2,400	12
Simulations Plus Inc *	1,700	29
Sionna Therapeutics Inc *	3,000	128
Solid Biosciences Inc *	9,800	72
Sotera Health Co *	40,324	631
Spyre Therapeutics Inc *	11,300	831
STAAR Surgical Co *	3,778	113
Standard BioTools Inc *	49,600	57
Stoke Therapeutics Inc *	8,000	247
Strata Critical Medical Inc *	12,600	79
Strive Inc, Cl B *	10,453	185
Summit Therapeutics Inc *	17,600	309
Supernus Pharmaceuticals Inc *	8,700	402
Surgery Partners Inc *	12,000	160
Syndax Pharmaceuticals Inc *	14,400	282
Tactile Systems Technology Inc *	2,100	52
Talkspace Inc *	20,200	105
Tandem Diabetes Care Inc *	9,700	167
Tango Therapeutics Inc *	15,200	334
Tarsus Pharmaceuticals Inc *	6,000	356
Taysha Gene Therapies Inc *	38,400	225
Tectonic Therapeutic Inc *	1,300	40
Teladoc Health Inc *	28,340	216
Teleflex Inc	7,100	913
Tempus AI Inc, Cl A *	15,300	772
Tenet Healthcare Corp *	13,400	2,349
TG Therapeutics Inc *	20,500	778
Theravance Biopharma Inc *	6,045	97
Tonix Pharmaceuticals Holding Corp *	1,100	14
TransMedics Group Inc *	5,000	336
Travere Therapeutics Inc *	12,700	599
Treace Medical Concepts Inc *	6,200	21

SEI Institutional Investments Trust	47

SCHEDULE OF INVESTMENTS

May 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Trevi Therapeutics Inc *	16,200	$229
TruBridge Inc *	800	21
Twist Bioscience Corp *	8,400	562
Tyra Biosciences Inc *	4,600	154
UFP Technologies Inc *	1,200	264
Ultragenyx Pharmaceutical Inc *	15,100	361
United Therapeutics Corp *	6,544	3,644
Upstream Bio Inc *	5,200	43
UroGen Pharma Ltd *	5,900	166
US Physical Therapy Inc	1,926	124
Utah Medical Products Inc	700	46
Vanda Pharmaceuticals Inc *	11,800	76
Varex Imaging Corp *	6,300	64
Vaxcyte Inc *	17,700	910
Vera Therapeutics Inc, Cl A *	9,100	323
Veracyte Inc *	12,300	570
Verastem Inc *	11,200	48
Vericel Corp *	8,000	267
Viemed Healthcare Inc *	9,000	89
Viking Therapeutics Inc *	17,800	583
Vir Biotechnology Inc *	13,100	125
Viridian Therapeutics Inc *	13,100	231
Voyager Therapeutics Inc *	10,800	42
WaVe Life Sciences Ltd *	19,300	127
Waystar Holding Corp *	16,400	327
Xencor Inc *	10,000	119
Xeris Biopharma Holdings Inc *	26,300	162
XOMA Royalty Corp *	1,400	58
Zenas Biopharma Inc *	3,400	63
Zevra Therapeutics Inc *	11,000	127
Zymeworks Inc *	9,000	226
		151,066
Industrials — 19.3%
3D Systems Corp *	21,347	76
AAON Inc	10,375	1,455
AAR Corp *	6,329	713
ABM Industries Inc	7,755	303
ACCO Brands Corp	8,129	32
Acuity Inc	4,645	1,417
ACV Auctions Inc, Cl A *	24,200	159
Advanced Drainage Systems Inc	11,100	1,545
AECOM	18,848	1,308
AeroVironment Inc *	5,505	1,141
AerSale Corp *	7,700	51
AGCO Corp	9,323	1,047
AIRO Group Holdings Inc *	900	8
Alamo Group Inc	1,535	231
Alaska Air Group Inc *	18,400	847
Albany International Corp, Cl A	4,898	317
Alight Inc, Cl A	60,400	57
Allegiant Travel Co, Cl A *	2,984	273
Alliance Laundry Holdings Inc *	7,900	199
Allient Inc	2,650	210
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Allison Transmission Holdings Inc	12,176	$1,382
Alta Equipment Group Inc	4,403	27
Amentum Holdings Inc *	24,400	567
Ameresco Inc, Cl A *	5,279	190
American Airlines Group Inc *	99,100	1,451
American Superconductor Corp *	7,000	357
Amprius Technologies Inc *	19,100	387
API Group Corp *	53,100	2,177
Apogee Enterprises Inc	2,911	112
Applied Industrial Technologies Inc	5,701	1,732
ArcBest Corp	3,490	477
Archer Aviation Inc, Cl A *	98,800	673
Arcosa Inc	7,513	952
Argan Inc	2,079	1,387
Armstrong World Industries Inc	6,677	1,054
Array Technologies Inc *	23,387	212
Astec Industries Inc	3,963	200
Astronics Corp *	2,774	241
Astronics Corp, Cl B *	2,395	201
Asure Software Inc *	1,400	13
ATI Inc *	20,800	3,643
Atkore Inc	4,900	406
Atmus Filtration Technologies Inc	13,400	627
Avis Budget Group Inc *	2,660	468
AZZ Inc	4,496	609
Barrett Business Services Inc	3,236	105
Beta Technologies Inc, Cl A *	6,700	123
BlackSky Technology Inc, Cl A *	4,600	223
Bloom Energy Corp, Cl A *	32,700	9,320
Blue Bird Corp *	4,192	284
BlueLinx Holdings Inc *	1,000	52
Boise Cascade Co	5,970	416
Booz Allen Hamilton Holding Corp, Cl A	17,565	1,391
Bowman Consulting Group Ltd, Cl A *	1,500	47
BrightView Holdings Inc *	9,600	119
Brink's Co/The	6,006	625
BWX Technologies Inc	13,624	2,669
Byrna Technologies Inc *	3,400	21
CACI International Inc, Cl A *	3,352	1,721
Cadre Holdings Inc	3,700	115
Cardinal Infrastructure Group Inc, Cl A *	2,700	140
Carlisle Cos Inc	6,137	2,116
Carpenter Technology Corp	7,421	3,480
Casella Waste Systems Inc, Cl A *	9,891	813
CBIZ Inc *	7,645	254
CECO Environmental Corp *	4,100	306
Centuri Holdings Inc *	14,500	446
Chart Industries Inc *	6,572	1,366
Clarivate PLC *	54,900	139
Clean Harbors Inc *	7,516	2,112
CNH Industrial NV	128,600	1,313
Columbus McKinnon Corp/NY	3,665	59
CompX International Inc	400	10

48	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Concentrix Corp	7,081	$200
Concrete Pumping Holdings Inc *	3,900	31
Conduent Inc *	15,000	26
Construction Partners Inc, Cl A *	7,000	815
Core & Main Inc, Cl A *	27,800	1,375
CoreCivic Inc *‡	15,702	331
Covenant Logistics Group Inc, Cl A	2,800	111
CRA International Inc	905	126
Crane Co	7,229	1,323
CSW Industrials Inc	2,500	692
Curtiss-Wright Corp	5,538	4,140
Custom Truck One Source Inc *	11,100	106
Deluxe Corp	5,654	137
Distribution Solutions Group Inc *	1,000	27
DNOW Inc *	30,406	389
Donaldson Co Inc	17,646	1,445
Douglas Dynamics Inc	4,322	193
Ducommun Inc *	2,400	365
DXP Enterprises Inc/TX *	2,162	314
Dycom Industries Inc *	4,287	2,186
Energy Recovery Inc *	10,300	84
Enerpac Tool Group Corp, Cl A	7,542	253
EnerSys	5,283	1,204
Ennis Inc	5,288	108
Enovix Corp *	27,300	218
Enpro Inc	3,268	1,003
Enviri Corp *	13,828	287
Eos Energy Enterprises Inc *	46,600	393
Esab Corp	9,062	838
ESCO Technologies Inc	3,837	1,120
Eve Holding Inc *	10,900	38
Everus Construction Group Inc *	7,358	1,095
ExlService Holdings Inc *	23,815	691
Exponent Inc	8,172	477
Falcon's Beyond Global Inc, Cl A *	1,900	29
Federal Signal Corp	8,547	912
Ferguson Enterprises Inc	28,800	6,508
Firefly Aerospace Inc *	4,600	214
First Advantage Corp *	11,316	181
Flowserve Corp	19,100	1,442
Fluence Energy Inc, Cl A *	9,400	177
Fluor Corp *	24,800	1,135
Forrester Research Inc *	2,464	17
Fortune Brands Innovations Inc	18,500	720
Forward Air Corp *	2,918	31
Franklin Covey Co *	1,404	33
Franklin Electric Co Inc	5,981	588
Frontier Group Holdings Inc *	9,200	56
FTAI Aviation Ltd	15,300	3,983
FTAI Infrastructure Inc	19,500	87
FTI Consulting Inc *	4,368	669
Gates Industrial Corp PLC *	37,700	977
GATX Corp	5,652	956
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Genco Shipping & Trading Ltd	5,900	$142
Genpact Ltd	22,550	743
GEO Group Inc/The *	20,485	464
Gibraltar Industries Inc *	4,260	165
Global Industrial Co	2,900	88
Gorman-Rupp Co/The	3,377	253
Graco Inc	24,605	1,856
Graham Corp *	1,700	170
Granite Construction Inc	6,434	880
Greenbrier Cos Inc/The	5,023	237
Griffon Corp	6,037	531
GXO Logistics Inc *	17,990	902
Hayward Holdings Inc *	27,800	392
Healthcare Services Group Inc *	12,139	250
Heartland Express Inc	9,772	147
HEICO Corp	6,298	2,193
HEICO Corp, Cl A	11,182	2,905
Helios Technologies Inc	4,377	364
Herc Holdings Inc	5,178	689
Hertz Global Holdings Inc *	16,700	90
Hexcel Corp	11,398	1,023
Hillman Solutions Corp *	30,200	225
HNI Corp	10,375	324
Hub Group Inc, Cl A	8,824	367
Hudson Technologies Inc *	5,300	28
Huron Consulting Group Inc *	2,411	259
Hyliion Holdings Corp *	11,600	81
Hyster-Yale Inc	2,002	73
IBEX Holdings Ltd *	1,200	38
ICF International Inc	2,668	184
IES Holdings Inc *	1,340	909
Innodata Inc *	4,500	472
Insperity Inc	5,724	197
Insteel Industries Inc	2,141	59
Interface Inc, Cl A	7,045	209
Intuitive Machines Inc, Cl A *	16,300	714
ITT Inc	12,763	2,489
Janus International Group Inc *	23,300	124
JBT Marel Corp	8,031	1,079
JELD-WEN Holding Inc *	14,300	31
JetBlue Airways Corp *	50,381	276
Joby Aviation Inc *	84,000	1,000
Kadant Inc	1,605	512
Karat Packaging Inc	1,000	27
Karman Holdings Inc *	8,200	472
KBR Inc	19,345	676
Kelly Services Inc, Cl A	3,895	45
Kennametal Inc	12,514	410
Kforce Inc	3,237	152
Kirby Corp *	8,126	1,142
Knight-Swift Transportation Holdings Inc, Cl A	23,227	1,757
Korn Ferry	8,458	592

SEI Institutional Investments Trust	49

SCHEDULE OF INVESTMENTS

May 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kratos Defense & Security Solutions Inc *	26,416	$1,694
KULR Technology Group Inc *	5,000	24
L B Foster Co, Cl A *	1,000	41
Landstar System Inc	4,944	1,023
Legalzoom.com Inc *	19,200	121
Legence Corp, Cl A *	7,500	628
Leonardo DRS Inc	11,400	556
Limbach Holdings Inc *	1,600	124
Lincoln Electric Holdings Inc	7,973	2,061
Lindsay Corp	1,827	200
Liquidity Services Inc *	3,922	142
Loar Holdings Inc *	6,400	413
LSI Industries Inc	4,000	97
Lyft Inc, Cl A *	60,000	847
Manitowoc Co Inc/The *	5,987	71
ManpowerGroup Inc	7,756	245
Marten Transport Ltd	7,529	130
MasTec Inc *	9,322	3,527
Masterbrand Inc *	30,163	262
Matrix Service Co *	4,300	56
Matson Inc	4,352	789
Maximus Inc	9,016	558
McGrath RentCorp	3,848	419
Mercury Systems Inc *	7,923	885
Microvast Holdings Inc *	29,700	46
Middleby Corp/The *	6,925	1,073
Miller Industries Inc/TN	1,011	48
MillerKnoll Inc	10,207	165
Modine Manufacturing Co *	7,974	2,224
Moog Inc, Cl A	4,104	1,477
MSA Safety Inc	5,344	886
MSC Industrial Direct Co Inc, Cl A	6,403	701
Mueller Industries Inc	16,816	2,163
Mueller Water Products Inc, Cl A	24,112	608
MYR Group Inc *	2,379	1,106
NANO Nuclear Energy Inc *	7,000	202
National Presto Industries Inc	1,091	138
Net Power Inc *	4,200	8
Nextpower Inc, Cl A *	21,600	3,378
NLI Holdings Inc	2,000	12
NPK International Inc *	14,620	212
NuScale Power Corp *	26,700	338
nVent Electric PLC	23,900	3,991
NWPX Infrastructure Inc *	1,200	142
Omega Flex Inc	600	18
Onterris Inc *	5,200	83
OPENLANE Inc *	16,029	611
Orion Group Holdings Inc *	5,000	69
Oshkosh Corp	9,617	1,250
Owens Corning	12,760	1,605
Palladyne AI Corp *	3,600	30
Pangaea Logistics Solutions Ltd	2,100	16
Park Aerospace Corp	982	31
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Park-Ohio Holdings Corp	400	$13
Parsons Corp *	7,900	467
Paycom Software Inc	7,200	1,006
Paylocity Holding Corp *	6,900	793
Perma-Fix Environmental Services Inc *	1,100	11
Pitney Bowes Inc	26,400	425
Planet Labs PBC *	40,800	2,087
Plug Power Inc *	187,000	739
Powell Industries Inc	4,132	1,175
Power Solutions International Inc *	1,200	50
Preformed Line Products Co	490	181
Primoris Services Corp	8,547	1,075
Proficient Auto Logistics Inc *	2,300	13
Proto Labs Inc *	4,199	318
Quad/Graphics Inc, Cl A	6,600	49
Quanex Building Products Corp	8,065	150
QXO Inc *	95,000	1,639
Radiant Logistics Inc *	10,400	88
RBC Bearings Inc *	4,635	2,651
Red Cat Holdings Inc *	15,100	219
Redwire Corp *	15,000	369
Regal Rexnord Corp	9,838	1,985
Resideo Technologies Inc *	20,800	650
Resolute Holdings Management Inc *	616	73
Resources Connection Inc	6,981	32
Richtech Robotics Inc, Cl B *	30,600	92
Robert Half Inc	14,400	424
Rocket Lab Corp *	74,100	10,632
Rush Enterprises Inc, Cl A	9,347	648
Rush Enterprises Inc, Cl B	1,050	68
RXO Inc *	24,590	629
Ryder System Inc	5,800	1,455
Saia Inc *	4,072	1,924
Satellogic Inc, Cl A *	11,500	109
Schneider National Inc, Cl B	7,000	247
Science Applications International Corp	7,076	737
Sensata Technologies Holding PLC	22,800	1,126
Shoals Technologies Group Inc, Cl A *	26,000	324
Simpson Manufacturing Co Inc	6,043	1,147
SiteOne Landscape Supply Inc *	6,500	706
Sky Harbour Group Corp, Cl A *	1,700	16
SkyWest Inc *	6,022	516
SKYX Platforms Corp *	7,700	9
Spire Global Inc, Cl A *	5,000	114
SPX Technologies Inc *	6,994	1,515
SS&C Technologies Holdings Inc	31,018	2,094
Standardaero Inc *	33,000	945
Standex International Corp	1,929	534
Sterling Infrastructure Inc *	4,420	3,805
SunPower Inc *	7,400	8
Sunrun Inc *	35,910	600
Tecnoglass Inc	4,100	177
Tennant Co	3,338	287

50	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Terex Corp	16,036	$933
Tetra Tech Inc	37,710	1,037
Thermon Group Holdings Inc *	4,482	274
TIC Solutions Inc *	33,118	271
Timken Co/The	9,109	1,166
Titan International Inc *	8,800	64
Titan Machinery Inc *	4,312	94
Toro Co/The	14,400	1,294
Transcat Inc *	1,600	135
TransUnion	30,194	2,161
Trex Co Inc *	16,260	673
TriNet Group Inc	4,351	199
Trinity Industries Inc	12,042	391
TrueBlue Inc *	8,328	52
TTEC Holdings Inc *	4,227	12
Tutor Perini Corp	6,051	433
UFP Industries Inc	8,865	718
U-Haul Holding Co *	900	52
U-Haul Holding Co, Cl B	14,700	765
UniFirst Corp/MA	2,340	621
Universal Logistics Holdings Inc	1,900	30
Upwork Inc *	18,600	164
V2X Inc *	3,979	331
Valmont Industries Inc	2,974	1,546
Verra Mobility Corp, Cl A *	24,600	111
Vestis Corp *	10,050	130
Vicor Corp *	3,600	1,205
Voyager Technologies Inc, Cl A *	6,200	307
VSE Corp	4,100	759
Wabash National Corp	8,041	64
Watsco Inc	5,139	1,887
Watts Water Technologies Inc, Cl A	3,956	1,222
Werner Enterprises Inc	8,990	373
WESCO International Inc	7,165	2,588
Willdan Group Inc *	2,400	218
Willis Lease Finance Corp	400	71
WillScot Holdings Corp, Cl A	28,011	721
Woodward Inc	8,962	3,137
Worthington Enterprises Inc	4,302	244
Xometry Inc, Cl A *	7,000	667
XPO Inc *	17,190	3,683
York Space Systems Inc *	4,000	131
Zurn Elkay Water Solutions Corp	23,726	1,115
		247,721
Information Technology — 19.4%
8x8 Inc *	25,314	52
908 Devices Inc *	5,300	45
A10 Networks Inc	12,200	368
ACI Worldwide Inc *	14,812	647
ACM Research Inc, Cl A *	7,400	641
Adeia Inc	17,150	458
ADTRAN Holdings Inc *	9,597	159
Advanced Energy Industries Inc	5,519	1,668
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Aehr Test Systems *	4,100	$379
Aeluma Inc *	1,100	24
Aeva Technologies Inc *	4,560	128
Agilysys Inc *	3,700	320
Airship AI Holdings Inc *	2,500	8
Alarm.com Holdings Inc *	7,600	343
Alkami Technology Inc *	9,900	180
Alpha & Omega Semiconductor Ltd *	3,400	154
Ambarella Inc *	5,945	429
Ambiq Micro Inc *	2,100	167
Amdocs Ltd	15,368	968
Amkor Technology Inc	18,738	1,303
Amplitude Inc, Cl A *	13,700	107
Appfolio Inc, Cl A *	3,300	532
Appian Corp, Cl A *	6,000	140
Applied Digital Corp *	35,700	1,688
Applied Optoelectronics Inc *	10,000	1,584
Arlo Technologies Inc *	13,952	186
Arrow Electronics Inc *	7,825	1,679
Arteris Inc *	3,400	122
Asana Inc, Cl A *	13,000	100
Astera Labs Inc *	19,500	6,686
Atlassian Corp, Cl A *	25,741	2,770
Atomera Inc *	3,500	35
Aurora Innovation Inc, Cl A *	170,200	1,249
AvePoint Inc *	20,900	228
Aviat Networks Inc *	2,100	37
Avnet Inc	12,099	1,052
Axcelis Technologies Inc *	4,450	669
Backblaze Inc, Cl A *	8,000	66
Badger Meter Inc	4,524	561
Bel Fuse Inc, Cl A	400	98
Bel Fuse Inc, Cl B	1,500	412
Belden Inc	5,623	591
Benchmark Electronics Inc	4,930	416
Bentley Systems Inc, Cl B	25,100	819
BigBear.ai Holdings Inc *	71,300	359
BILL Holdings Inc *	12,277	454
Bit Digital Inc *	50,600	102
Bitdeer Technologies Group, Cl A *	15,700	275
BK Technologies Corp *	400	33
Blackbaud Inc *	5,855	180
BlackLine Inc *	7,900	232
Blaize Holdings Inc, Cl A *	7,800	14
Blend Labs Inc, Cl A *	38,000	68
Box Inc, Cl A *	22,500	607
Braze Inc, Cl A *	13,800	354
C3.ai Inc, Cl A *	16,600	179
Calix Inc *	9,745	387
CCC Intelligent Solutions Holdings Inc *	98,700	464
Cerence Inc *	6,710	86
CEVA Inc *	4,538	181
Cipher Digital Inc *	46,800	1,107

SEI Institutional Investments Trust	51

SCHEDULE OF INVESTMENTS

May 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Circle Internet Group Inc, Cl A *	16,800	$1,898
Cirrus Logic Inc *	7,495	1,274
Cleanspark Inc *	35,300	646
Clear Secure Inc, Cl A	14,200	787
Clearfield Inc *	2,600	123
Clearwater Analytics Holdings Inc, Cl A *	44,158	1,075
Climb Global Solutions Inc	2,800	61
Cloudflare Inc, Cl A *	47,400	11,462
Cognex Corp	25,516	1,680
Cohu Inc *	7,536	398
Commerce.com Inc *	14,700	46
CommVault Systems Inc *	6,684	794
Consensus Cloud Solutions Inc *	3,585	123
Core Scientific Inc *	41,900	1,125
Corsair Gaming Inc *	6,200	75
Crane NXT Co	7,629	296
Credo Technology Group Holding Ltd *	24,100	5,688
CS Disco Inc *	5,000	20
CTS Corp	4,045	260
Daily Journal Corp *	200	103
Daktronics Inc *	5,300	110
Diebold Nixdorf Inc *	4,200	341
Digi International Inc *	5,701	381
Digimarc Corp *	2,876	42
Digital Turbine Inc *	17,000	149
DigitalOcean Holdings Inc *	11,500	1,793
Diodes Inc *	7,142	752
DocuSign Inc, Cl A *	29,180	1,533
Dolby Laboratories Inc, Cl A	9,804	547
Domo Inc, Cl B *	6,432	27
Dropbox Inc, Cl A *	27,500	739
DXC Technology Co *	26,300	261
Dynatrace Inc *	43,400	1,848
Eastman Kodak Co *	9,600	95
eGain Corp *	4,900	36
Elastic NV *	14,700	951
Enphase Energy Inc *	19,400	1,326
Entegris Inc	22,430	3,113
ePlus Inc	4,276	351
EverCommerce Inc *	1,400	16
Everforth Inc *	6,569	149
Everpure Inc, Cl A *	47,100	3,745
Evolv Technologies Holdings Inc *	20,500	132
Expensify Inc, Cl A *	6,100	7
Extreme Networks Inc *	19,187	509
Fastly Inc, Cl A *	21,500	382
Five9 Inc *	11,600	282
Flex Ltd *	55,600	8,383
FormFactor Inc *	11,619	1,448
Frequency Electronics Inc *	700	53
Freshworks Inc, Cl A *	32,100	312
Gitlab Inc, Cl A *	22,400	696
GlobalFoundries Inc *	18,500	1,479
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Globant SA *	6,400	$258
GPGI Inc, Cl A	29,000	353
Grid Dynamics Holdings Inc *	11,000	79
Guidewire Software Inc *	12,569	1,919
Hackett Group Inc/The	3,700	43
Harmonic Inc *	16,994	257
HubSpot Inc *	7,493	1,653
Hut 8 Corp *	14,700	1,835
I3 Verticals Inc, Cl A *	4,600	94
Ichor Holdings Ltd *	5,400	386
Immersion Corp	5,700	37
Impinj Inc *	4,300	649
Information Services Group Inc	8,000	36
Ingram Micro Holding Corp	3,800	107
Inseego Corp *	1,100	14
Insight Enterprises Inc *	4,398	468
Intapp Inc *	8,300	192
InterDigital Inc	4,057	1,023
IonQ Inc *	52,500	3,784
IPG Photonics Corp *	3,800	435
Itron Inc *	6,811	562
Kaltura Inc *	7,600	12
Kimball Electronics Inc *	4,593	119
Knowles Corp *	11,800	441
Kopin Corp *	21,500	123
Kyndryl Holdings Inc *	35,400	441
Lattice Semiconductor Corp *	20,362	2,995
Life360 Inc *	3,600	153
Littelfuse Inc	3,631	1,695
LiveRamp Holdings Inc *	10,174	382
MACOM Technology Solutions Holdings Inc *	9,925	3,619
Manhattan Associates Inc *	8,680	1,302
MARA Holdings Inc *	55,000	791
Marvell Technology Inc	128,512	26,345
MaxLinear Inc, Cl A *	12,044	1,119
Methode Electronics Inc	6,784	78
MicroVision Inc *	35,100	21
Mirion Technologies Inc, Cl A *	36,800	673
Mitek Systems Inc *	9,100	156
MKS Inc	10,023	3,250
MongoDB Inc, Cl A *	11,840	3,973
M-Tron Industries Inc *	240	22
N-able Inc/US *	11,350	42
Napco Security Technologies Inc	5,600	210
Navitas Semiconductor Corp, Cl A *	29,200	777
nCino Inc *	17,800	286
NCR Voyix Corp *	19,983	144
Neonode Inc *	1,500	3
NETGEAR Inc *	3,492	91
NetScout Systems Inc *	11,658	485
NextNav Inc *	13,200	272
nLight Inc *	7,800	578
Novanta Inc *	5,462	870

52	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nutanix Inc, Cl A *	39,400	$2,052
NVE Corp	900	88
Okta Inc, Cl A *	24,904	3,070
OneSpan Inc	3,002	43
Onto Innovation Inc *	7,472	1,930
Ooma Inc *	5,400	95
OSI Systems Inc *	2,368	513
Ouster Inc *	7,600	350
Pagaya Technologies Ltd, Cl A *	6,600	100
PagerDuty Inc *	13,915	138
PAR Technology Corp *	5,800	90
PC Connection Inc	1,631	113
PDF Solutions Inc *	5,153	252
Pegasystems Inc	15,072	539
Penguin Solutions Inc *	8,600	480
Photronics Inc *	9,129	295
Plexus Corp *	4,128	1,108
Porch Group Inc *	11,700	122
Power Integrations Inc	8,378	704
Powerfleet Inc NJ *	17,600	69
Procore Technologies Inc *	20,100	995
Progress Software Corp *	6,658	219
Q2 Holdings Inc *	9,300	440
Qorvo Inc *	12,300	1,274
Qualys Inc *	5,400	590
Quantum Computing Inc *	33,400	399
Rackspace Technology Inc *	11,600	60
Ralliant Corp	16,900	1,046
Rambus Inc *	15,910	2,314
Rapid7 Inc *	9,700	81
Red Violet Inc *	1,500	85
ReposiTrak Inc	3,400	35
Rezolve AI PLC *	25,300	75
Ribbon Communications Inc *	13,520	42
Rigetti Computing Inc *	50,100	1,280
Rimini Street Inc *	10,000	39
RingCentral Inc, Cl A	10,500	455
Riot Platforms Inc *	50,700	1,374
Rogers Corp *	2,393	339
Rubrik Inc, Cl A *	21,000	1,651
Sailpoint Inc *	9,100	171
Samsara Inc, Cl A *	47,200	1,652
Sanmina Corp *	8,066	2,095
ScanSource Inc *	3,396	157
Semtech Corp *	14,075	2,147
SentinelOne Inc, Cl A *	44,000	728
Silicon Laboratories Inc *	4,982	1,084
SiTime Corp *	3,420	2,429
SkyWater Technology Inc *	4,000	156
Snowflake Inc, Cl A *	50,200	12,829
SoundHound AI Inc, Cl A *	55,900	503
SoundThinking Inc *	1,400	11
Sprinklr Inc, Cl A *	17,700	99
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sprout Social Inc, Cl A *	8,600	$64
SPS Commerce Inc *	5,658	321
Strategy Inc, Cl A *	47,150	7,501
Synaptics Inc *	5,887	808
TD SYNNEX Corp	11,681	3,052
Telos Corp *	4,900	23
Tenable Holdings Inc *	18,100	511
Teradata Corp *	14,700	501
Terawulf Inc *	51,300	1,311
Thryv Holdings Inc *	6,500	25
TSS Inc/MD *	2,700	44
TTM Technologies Inc *	15,587	2,708
Tucows Inc, Cl A *	2,200	33
Turtle Beach Corp *	2,800	36
Twilio Inc, Cl A *	21,242	4,050
Ubiquiti Inc	640	374
UiPath Inc, Cl A *	62,800	736
Ultra Clean Holdings Inc *	6,352	544
Unisys Corp *	15,183	70
Unity Software Inc *	49,500	1,508
Universal Display Corp	6,651	613
Varonis Systems Inc, Cl B *	18,700	639
Veeco Instruments Inc *	9,110	525
Vertex Inc, Cl A *	9,800	131
Via Transportation Inc, Cl A *	2,300	35
Viant Technology Inc, Cl A *	2,600	33
Viasat Inc *	18,056	1,456
Viavi Solutions Inc *	34,800	1,690
Vishay Intertechnology Inc	17,217	896
Vishay Precision Group Inc *	1,164	146
Vistance Networks Inc	35,000	437
Vontier Corp	22,400	636
Vuzix Corp *	8,200	38
Weave Communications Inc *	7,300	44
Whitefiber Inc *	1,300	39
Workiva Inc, Cl A *	7,500	373
Xerox Holdings Corp	18,000	58
Xperi Inc *	9,580	76
Yext Inc *	13,600	57
Zeta Global Holdings Corp, Cl A *	34,100	781
Zoom Communications Inc, Cl A *	40,021	4,066
Zscaler Inc *	14,840	2,074
		248,992
Materials — 4.1%
AdvanSix Inc	4,100	92
Alcoa Corp	38,600	2,997
Alpha Metallurgical Resources Inc *	1,800	358
American Battery Technology Co *	15,000	54
American Vanguard Corp *	6,799	18
AptarGroup Inc	10,266	1,189
Ardagh Metal Packaging SA	18,100	73
Arq Inc *	2,500	7
Ashland Inc	7,408	429

SEI Institutional Investments Trust	53

SCHEDULE OF INVESTMENTS

May 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ASP Isotopes Inc *	12,700	$99
Aspen Aerogels Inc *	9,600	61
Avient Corp	13,932	494
Axalta Coating Systems Ltd *	31,500	969
Balchem Corp	4,588	719
Cabot Corp	8,132	712
Celanese Corp, Cl A	17,600	935
Century Aluminum Co *	9,297	613
Chemours Co/The	24,200	536
Clearwater Paper Corp *	2,651	43
Cleveland-Cliffs Inc *	87,621	1,192
Coeur Mining Inc	151,061	2,919
Commercial Metals Co	16,741	1,273
Compass Minerals International Inc *	4,740	151
Constellium SE, Cl A *	19,200	658
Contango Silver & Gold Inc *	1,200	24
Crown Holdings Inc	17,051	1,621
Dakota Gold Corp *	12,800	74
Eagle Materials Inc	4,483	992
Eastman Chemical Co	16,600	1,259
Ecovyst Inc *	19,100	252
Element Solutions Inc	33,000	1,400
Ferroglobe PLC	17,800	77
Flotek Industries Inc *	2,000	40
FMC Corp	18,700	255
Graphic Packaging Holding Co	44,017	496
Greif Inc, Cl A	3,419	217
Greif Inc, Cl B	1,200	96
Hawkins Inc	3,246	502
HB Fuller Co	8,633	553
Hecla Mining Co	92,768	1,649
Huntsman Corp	23,924	367
Idaho Strategic Resources Inc *	2,800	110
Ingevity Corp *	5,400	366
Innospec Inc	3,813	316
Intrepid Potash Inc *	1,860	73
Ivanhoe Electric Inc / US *	18,100	244
James Hardie Industries PLC *	22,424	522
Kaiser Aluminum Corp	2,154	392
Knife River Corp *	9,183	721
Koppers Holdings Inc	2,573	105
Kronos Worldwide Inc	5,084	37
Louisiana-Pacific Corp	9,142	698
LSB Industries Inc *	8,300	104
Magnera Corp *	5,000	57
Materion Corp	2,974	654
Mativ Holdings Inc	10,288	91
Metallus Inc *	5,104	100
Minerals Technologies Inc	5,424	418
MP Materials Corp *	20,900	1,352
Myers Industries Inc	7,018	160
NewMarket Corp	1,017	787
NioCorp Developments Ltd *	21,100	122
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
O-I Glass Inc *	24,300	$213
Olin Corp	18,416	476
PERIMETER SOLUTIONS INC *	22,100	713
Perpetua Resources Corp *	12,700	344
PureCycle Technologies Inc *	19,100	237
Quaker Chemical Corp	1,934	278
Ramaco Resources Inc, Cl A *	8,100	126
Ranpak Holdings Corp, Cl A *	8,300	57
Rayonier Advanced Materials Inc *	13,917	127
Reliance Inc	8,038	3,061
Royal Gold Inc	12,602	2,829
RPM International Inc	18,888	2,002
Ryerson Holding Corp	8,196	234
Scotts Miracle-Gro Co/The, Cl A	6,859	405
Sensient Technologies Corp	6,435	733
Silgan Holdings Inc	14,360	539
Solesence Inc *	4,100	5
Solstice Advanced Materials Inc	23,600	1,988
Sonoco Products Co	14,421	702
Stepan Co	2,825	149
SunCoke Energy Inc	9,446	85
Sylvamo Corp	5,000	196
Tredegar Corp *	5,341	42
TriMas Corp	5,976	245
Tronox Holdings PLC	20,000	159
United States Antimony Corp *	16,900	152
United States Lime & Minerals Inc	1,500	171
US Gold Corp *	1,300	21
USA Rare Earth Inc *	25,900	725
Valhi Inc	500	7
Warrior Met Coal Inc	8,200	775
Westlake Corp	5,310	461
Worthington Steel Inc	5,702	241
		52,392
Real Estate — 4.9%
Acadia Realty Trust ‡	21,539	474
Agree Realty Corp ‡	16,547	1,227
AH Realty Trust Inc ‡	13,800	94
Alexander's Inc ‡	188	46
Alpine Income Property Trust Inc ‡	4,000	77
American Assets Trust Inc ‡	7,791	182
American Healthcare REIT Inc ‡	25,900	1,266
American Homes 4 Rent, Cl A ‡	50,400	1,617
Americold Realty Trust Inc ‡	43,000	675
Apple Hospitality REIT Inc ‡	34,500	507
Braemar Hotels & Resorts Inc ‡	13,600	33
Brandywine Realty Trust ‡	18,539	57
Brixmor Property Group Inc ‡	44,700	1,366
Broadstone Net Lease Inc, Cl A ‡	29,800	603
BRT Apartments Corp ‡	2,400	35
CareTrust REIT Inc ‡	32,653	1,333
CBL & Associates Properties Inc ‡	3,700	178
Centerspace ‡	2,403	162

54	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chatham Lodging Trust ‡	11,735	$127
Chiron Real Estate Inc ‡	2,540	92
Clipper Realty Inc ‡	3,500	11
Community Healthcare Trust Inc ‡	4,000	69
Compass Inc, Cl A *	96,586	795
COPT Defense Properties ‡	18,630	597
Cousins Properties Inc ‡	27,245	730
CTO Realty Growth Inc ‡	3,154	65
CubeSmart ‡	33,222	1,329
Curbline Properties Corp ‡	15,602	455
Cushman & Wakefield Ltd *	37,700	469
DiamondRock Hospitality Co ‡	28,707	316
Diversified Healthcare Trust ‡	38,507	320
Douglas Elliman Inc *	7,300	13
Douglas Emmett Inc ‡	25,085	292
Easterly Government Properties Inc, Cl A ‡	5,040	121
EastGroup Properties Inc ‡	7,785	1,572
Empire State Realty Trust Inc, Cl A ‡	17,400	100
EPR Properties ‡	11,751	670
Equity LifeStyle Properties Inc ‡	28,364	1,752
Essential Properties Realty Trust Inc ‡	29,100	890
eXp World Holdings Inc	13,900	68
Farmland Partners Inc ‡	3,700	38
Fermi Inc *‡	8,200	57
First Industrial Realty Trust Inc ‡	18,653	1,154
Forestar Group Inc *	3,867	106
Four Corners Property Trust Inc ‡	14,319	357
FrontView REIT Inc ‡	300	5
FRP Holdings Inc *	2,176	50
Gaming and Leisure Properties Inc ‡	41,431	1,946
Getty Realty Corp ‡	9,089	296
Gladstone Commercial Corp ‡	8,519	107
Gladstone Land Corp ‡	7,000	66
Global Net Lease Inc ‡	33,062	310
Healthcare Realty Trust Inc, Cl A ‡	48,805	972
Highwoods Properties Inc ‡	16,368	427
Howard Hughes Holdings Inc *	5,017	318
Hudson Pacific Properties Inc *‡	6,810	82
Independence Realty Trust Inc ‡	37,801	614
Industrial Logistics Properties Trust ‡	10,700	96
Innovative Industrial Properties Inc, Cl A ‡	4,400	255
InvenTrust Properties Corp ‡	13,300	441
JBG SMITH Properties ‡	7,700	113
Jones Lang LaSalle Inc *	7,007	1,978
Kennedy-Wilson Holdings Inc	15,729	173
Kilroy Realty Corp ‡	17,743	608
Kite Realty Group Trust ‡	30,921	848
Lamar Advertising Co, Cl A ‡	12,797	1,951
Lineage Inc ‡	11,700	520
LTC Properties Inc ‡	7,917	296
LXP Industrial Trust ‡	9,038	467
Macerich Co/The ‡	39,545	891
Marcus & Millichap Inc	2,700	76
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Medical Properties Trust Inc ‡	75,162	$384
Millrose Properties Inc ‡	24,300	686
National Health Investors Inc ‡	7,264	532
National Storage Affiliates Trust ‡	10,400	444
NET Lease Office Properties ‡	2,895	35
NETSTREIT Corp ‡	14,300	290
Newmark Group Inc, Cl A	24,705	345
NexPoint Residential Trust Inc ‡	2,600	76
NNN REIT Inc ‡	29,743	1,324
Omega Healthcare Investors Inc ‡	43,757	2,046
One Liberty Properties Inc ‡	3,662	86
Outfront Media Inc ‡	22,208	716
Park Hotels & Resorts Inc ‡	30,859	374
Pebblebrook Hotel Trust ‡	19,625	299
Phillips Edison & Co Inc ‡	19,000	763
Piedmont Realty Trust Inc, Cl A *‡	20,266	168
Postal Realty Trust Inc, Cl A ‡	2,600	60
Rayonier Inc ‡	44,078	921
RE/MAX Holdings Inc, Cl A *	4,200	40
Rexford Industrial Realty Inc ‡	34,000	1,206
RLJ Lodging Trust ‡	21,954	214
RMR Group Inc/The, Cl A	1,070	21
Ryman Hospitality Properties Inc ‡	8,860	1,020
Sabra Health Care REIT Inc ‡	39,920	794
Safehold Inc ‡	6,727	101
Saul Centers Inc ‡	1,744	60
Seaport Entertainment Group Inc *	1,288	33
Service Properties Trust ‡	44,241	79
Sila Realty Trust Inc ‡	8,300	251
SITE Centers Corp ‡	7,801	39
SL Green Realty Corp ‡	9,983	453
Smartstop Self Storage REIT Inc ‡	9,400	294
St Joe Co/The	6,300	401
STAG Industrial Inc ‡	29,056	1,100
Stratus Properties Inc *	1,200	34
Summit Hotel Properties Inc ‡	13,929	80
Sun Communities Inc ‡	18,221	2,253
Sunstone Hotel Investors Inc ‡	30,838	334
Tanger Inc ‡	18,149	655
Tejon Ranch Co *	4,876	94
Terreno Realty Corp ‡	16,163	1,062
UMH Properties Inc ‡	12,600	189
Universal Health Realty Income Trust ‡	1,116	46
Urban Edge Properties ‡	19,700	442
Vornado Realty Trust ‡	26,000	878
Whitestone REIT, Cl B ‡	8,077	154
WP Carey Inc ‡	33,600	2,501
Xenia Hotels & Resorts Inc ‡	13,400	233
Zillow Group Inc, Cl A *	7,891	279
Zillow Group Inc, Cl C *	26,497	927
		62,219
Utilities — 1.9%
American States Water Co	5,774	446

SEI Institutional Investments Trust	55

SCHEDULE OF INVESTMENTS

May 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Avista Corp	11,952	$496
Black Hills Corp	10,802	787
Cadiz Inc *	4,900	24
California Water Service Group	9,041	408
Chesapeake Utilities Corp	3,815	471
Clearway Energy Inc, Cl C	19,000	782
Consolidated Water Co Ltd	3,100	94
Essential Utilities Inc	42,537	1,569
Genie Energy Ltd, Cl B	3,200	44
Global Water Resources Inc	2,800	20
H2O America	4,764	276
Hallador Energy Co *	4,400	85
Hawaiian Electric Industries Inc *	27,658	368
IDACORP Inc, Cl Rights	7,824	1,098
MDU Resources Group Inc	29,532	623
MGE Energy Inc	4,914	371
Middlesex Water Co	2,901	152
Montauk Renewables Inc *	11,500	20
National Fuel Gas Co	13,688	1,057
New Jersey Resources Corp	15,594	862
Northwest Natural Holding Co	6,876	333
Northwestern Energy Group Inc	9,946	702
OGE Energy Corp	30,876	1,458
Oklo Inc, Cl A *	17,600	1,177
ONE Gas Inc	9,600	746
Ormat Technologies Inc	8,834	1,212
Otter Tail Corp	5,746	498
Portland General Electric Co	17,600	882
Pure Cycle Corp *	5,900	61
Southwest Gas Holdings Inc	10,941	943
Spire Inc	8,903	732
Talen Energy Corp *	6,960	2,692
TXNM Energy Inc	15,317	907
UGI Corp	34,096	1,191
Unitil Corp	3,258	163
York Water Co/The	2,952	88
		23,838
Total United States		1,196,809

Total Common Stock
(Cost $683,657) ($ Thousands)		1,262,060

	Number of Rights
RIGHTS — 0.0%
Concentra Biosciences CVR *‡‡	17,400	–
Gilead Sciences Inc CVR *‡‡	6,200	1
Novartis AG CVR *‡‡	21,360	11
Pfizer Inc CVR *‡‡(A)	8,200	40
Tobira Therapeutics CVR, Expires 12/31/2028 *(A)	2,300	–
Total Rights
(Cost $—) ($ Thousands)		52
Description	Shares	Market Value ($ Thousands)
REGISTERED INVESTMENT COMPANY — 0.0%
NexPoint Diversified Real Estate Trust	7,775	$41

Total Registered Investment Company
(Cost $77) ($ Thousands)		41

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
3.490%**†	13,458,111	13,458
Total Cash Equivalent
(Cost $13,458) ($ Thousands)		13,458
Total Investments in Securities — 99.6%
(Cost $697,192) ($ Thousands)		$1,275,611

56	SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at May 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-Mini	75	Jun-2026	$10,308	$10,966	$658
S&P 500 Index E-Mini	5	Jun-2026	1,862	1,899	37
S&P Mid Cap 400 Index E-Mini	15	Jun-2026	5,343	5,598	255
			$17,513	$18,463	$950

Percentages are based on Net Assets of $1,280,959 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2026.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	1,262,060	–	–	1,262,060
Rights	–	–	52	52
Registered Investment Company	41	–	–	41
Cash Equivalent	13,458	–	–	13,458
Total Investments in Securities	1,275,559	–	52	1,275,611

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	950	–	–	950
Total Other Financial Instruments	950	–	–	950

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1)	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust	57

SCHEDULE OF INVESTMENTS

May 31, 2026

Extended Market Index Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2026	Income	Capital Gains
SEI Investments Co	$1,383	$135	$(218)	$—	$20	$1,320	$16	$—
SEI Daily Income Trust, Government Fund, Institutional Class	15,646	$168,211	(170,399)	$—	—	13,458	619	—
Totals	$17,029	$168,346	$170,617)	$—	$20	$14,778	$635	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

58	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2026

Small Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.7%

Communication Services — 1.8%
AMC Global Media Inc, Cl A *	9,100	$88
ATN International Inc	1,302	37
Bumble Inc, Cl A *	31,520	100
CuriosityStream Inc	123,078	352
EverQuote Inc, Cl A *	8,099	156
Gogo Inc *	59,840	273
IMAX Corp *	14,210	564
Match Group Inc	11,700	423
New York Times Co/The, Cl A	5,098	383
Nexstar Media Group Inc, Cl A	2,900	517
Nextdoor Holdings Inc *	17,800	38
Playstudios Inc *	87,926	49
Playtika Holding Corp	17,700	67
Shutterstock Inc	5,100	76
Uniti Group Inc *	10,200	114
Yelp Inc, Cl A *	10,300	235
ZoomInfo Technologies Inc, Cl A *	22,500	75
		3,547
Consumer Discretionary — 9.0%
Academy Sports & Outdoors Inc	6,900	364
ADT Inc	84,200	565
American Eagle Outfitters Inc	10,900	172
American Public Education Inc *	2,780	137
AutoNation Inc *	800	150
Bassett Furniture Industries Inc	3,607	54
Bath & Body Works Inc	12,800	256
Bloomin' Brands Inc	28,300	239
Boot Barn Holdings Inc *	2,057	349
Boyd Gaming Corp	2,200	182
Brunswick Corp/DE	4,368	366
Build-A-Bear Workshop Inc, Cl A	3,697	138
Churchill Downs Inc	3,518	307
Citi Trends Inc *	4,957	228
Covista Inc *	1,400	165
Crocs Inc *	3,100	368
Designer Brands Inc, Cl A	25,132	194
Dick's Sporting Goods Inc	1,579	359
Dine Brands Global Inc	3,200	100
Domino's Pizza Inc	710	220
El Pollo Loco Holdings Inc *	15,100	225
Escalade Inc	1,841	35
Flexsteel Industries Inc	4,468	257
Garrett Motion Inc	30,800	1,009
GigaCloud Technology Inc, Cl A *	2,825	102
G-III Apparel Group Ltd	14,600	472
Gold.com Inc	10,630	450
Goodyear Tire & Rubber Co/The *	16,500	101
Group 1 Automotive Inc	800	253
H&R Block Inc	4,200	162
Harley-Davidson Inc	12,200	295
Haverty Furniture Cos Inc	7,400	172
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Holley Inc *	11,776	$32
La-Z-Boy Inc	10,900	410
Lincoln Educational Services Corp *	17,840	826
M/I Homes Inc *	1,700	224
Macy's Inc	13,000	283
Marriott Vacations Worldwide Corp	1,150	98
Mattel Inc *	19,100	285
McGraw Hill Inc *	16,150	194
Meritage Homes Corp	3,700	241
OneSpaWorld Holdings Ltd	25,895	615
Patrick Industries Inc	2,499	226
Perdoceo Education Corp	15,863	514
Phinia Inc	8,500	657
PVH Corp	5,883	549
RealReal Inc/The *	32,010	309
Rocky Brands Inc	6,517	252
Rush Street Interactive Inc, Cl A *	10,127	257
Sally Beauty Holdings Inc *	12,500	166
Shoe Carnival Inc	2,400	42
Signet Jewelers Ltd	4,900	428
Smith & Wesson Brands Inc	3,090	47
Stitch Fix Inc, Cl A *	36,480	130
Strategic Education Inc	2,400	184
Travel + Leisure Co	13,543	921
Upbound Group Inc, Cl A	13,800	265
Visteon Corp	3,300	390
Wingstop Inc	1,401	220
Zumiez Inc *	15,940	393
		17,604
Consumer Staples — 2.9%
B&G Foods Inc, Cl A	40,500	166
Casey's General Stores Inc	1,703	1,306
Central Garden & Pet Co, Cl A *	14,600	498
Energizer Holdings Inc	16,300	297
Fresh Del Monte Produce Inc	8,900	286
Herbalife Ltd *	15,300	183
Ingredion Inc	3,300	335
Niagen Bioscience Inc *	74,144	286
PriceSmart Inc	2,899	493
Simply Good Foods Co/The *	9,300	107
Spectrum Brands Holdings Inc	3,400	268
Turning Point Brands Inc	2,541	216
United Natural Foods Inc *	16,580	851
Village Super Market Inc, Cl A	8,980	417
		5,709
Energy — 6.7%
Archrock Inc	26,040	872
Ardmore Shipping Corp	22,770	366
Chord Energy Corp	3,400	448
DHT Holdings Inc	27,400	447
DT Midstream Inc	2,919	409
Encore Energy Corp *	158,250	253

SEI Institutional Investments Trust	59

SCHEDULE OF INVESTMENTS

May 31, 2026

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Energy Fuels Inc/Canada *	23,270	$424
Energy Services of America Corp	21,200	317
Excelerate Energy Inc, Cl A	14,880	490
Forum Energy Technologies Inc *	7,390	371
Gevo Inc *	151,584	282
Green Plains Inc *	6,210	97
HF Sinclair Corp	7,500	524
Innovex International Inc *	3,135	84
Kolibri Global Energy Inc *	7,130	37
Lightbridge Corp *	2,030	23
Mammoth Energy Services Inc *	30,883	104
Matador Resources Co	18,792	1,007
Murphy Oil Corp	10,800	391
NACCO Industries Inc, Cl A	1,110	56
National Energy Services Reunited Corp *	19,410	473
Navigator Holdings Ltd	29,598	642
NOV Inc	32,900	657
Oil States International Inc *	46,350	394
Patterson-UTI Energy Inc	63,000	706
Peabody Energy Corp	9,500	257
PrimeEnergy Resources Corp *	781	129
Ranger Energy Services Inc, Cl A	20,610	319
REX American Resources Corp *	4,240	198
Riley Exploration Permian Inc	6,230	207
Solaris Energy Infrastructure Inc, Cl A	15,680	1,090
Teekay Corp Ltd	31,404	360
World Kinect Corp	17,500	504
		12,938
Financials — 18.5%
Affiliated Managers Group Inc	1,300	394
Alerus Financial Corp	15,958	456
Amalgamated Financial Corp	5,000	207
American Integrity Insurance Group Inc	11,106	182
Associated Banc-Corp	16,400	456
Ategrity Specialty Holdings LLC *	7,290	142
Banc of California Inc	13,900	267
Banco Latinoamericano de Comercio Exterior SA, Cl E	15,519	867
Bank of Marin Bancorp	14,742	381
Bank of NT Butterfield & Son Ltd/The	12,751	720
Bank OZK	7,900	382
Bank7 Corp	6,836	303
BCB Bancorp Inc	36,145	377
Bridgewater Bancshares Inc *	14,703	277
Brighthouse Financial Inc *	3,600	225
Business First Bancshares Inc	11,310	322
California BanCorp	6,384	121
Camden National Corp	4,000	200
Capital Bancorp Inc	2,921	93
Capitol Federal Financial Inc	43,350	337
Carter Bankshares Inc	3,271	89
Cathay General Bancorp	4,800	277
Chimera Investment Corp ‡	14,600	199
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Civista Bancshares Inc	7,800	$202
CNB Financial Corp/PA	9,460	290
CNO Financial Group Inc	18,800	864
Cohen & Steers Inc	3,908	273
Columbia Banking System Inc	17,000	504
Community Trust Bancorp Inc	3,700	247
Dave Inc *	1,620	458
Dime Commercial Bancshares Inc	10,480	392
Eagle Bancorp Montana Inc	4,105	91
Enova International Inc *	322	52
Esquire Financial Holdings Inc	2,276	250
EZCORP Inc, Cl A *	19,010	594
Federated Hermes Inc, Cl B	6,200	348
Finwise Bancorp *	2,090	30
First BanCorp/Puerto Rico	11,900	285
First Busey Corp	9,500	260
First Business Financial Services Inc	5,300	305
First Commonwealth Financial Corp	9,900	188
First Financial Bankshares Inc	22,400	732
First Financial Corp	10,136	701
FirstCash Holdings Inc	6,903	1,518
Five Star Bancorp	3,492	147
FNB Corp/PA	10,300	180
FS KKR Capital Corp	7,400	80
Fulton Financial Corp	15,700	341
FVCBankcorp Inc	8,211	130
Great Southern Bancorp Inc	2,038	146
Hamilton Lane Inc, Cl A	2,733	238
Hancock Whitney Corp	5,000	341
Hanmi Financial Corp	19,030	573
HBT Financial Inc	12,418	356
HCI Group Inc	1,066	164
Heritage Insurance Holdings Inc *	1,283	28
Home BancShares Inc/AR	12,200	326
HomeTrust Bancshares Inc	4,575	213
Hope Bancorp Inc	16,200	203
Independent Bank Corp/MI	11,500	395
International Money Express Inc *	1,800	27
Invesco Mortgage Capital Inc ‡	7,650	60
Jack Henry & Associates Inc	1,899	259
Jackson Financial Inc, Cl A	6,600	681
Jefferson Capital Inc	7,590	129
Kearny Financial Corp/MD	10,870	90
Kinsale Capital Group Inc	893	272
LendingTree Inc *	3,635	139
Lincoln National Corp	5,600	198
loanDepot Inc, Cl A *	75,570	100
Mercantile Bank Corp	4,200	223
Meridian Corp	11,600	209
MGIC Investment Corp	19,700	497
Miami International Holdings Inc *	11,765	556
Mid Penn Bancorp Inc	12,010	392
MidCap Financial Investment Corp	12,600	137

60	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Midland States Bancorp Inc	23,896	$664
Moelis & Co, Cl A	7,035	473
Morningstar Inc	1,787	325
NerdWallet Inc, Cl A *	25,485	219
New Mountain Finance Corp	22,900	183
Northeast Community Bancorp Inc	12,300	298
Northrim BanCorp Inc	17,080	422
Norwood Financial Corp	3,680	111
OFG Bancorp	11,300	515
Orchid Island Capital Inc, Cl A ‡	25,709	174
Orrstown Financial Services Inc	5,047	187
Pagseguro Digital Ltd, Cl A	23,400	219
Parke Bancorp Inc	8,460	260
Paysign Inc *	45,090	328
PCB Bancorp	10,100	248
Pelagos Insurance Capital Ltd	24,632	532
PennantPark Investment Corp	22,500	88
Peoples Bancorp of North Carolina Inc	1,665	70
Piper Sandler Cos	6,275	492
Popular Inc	7,133	1,059
Primerica Inc	1,089	294
Primis Financial Corp	9,520	137
RBB Bancorp	3,009	72
Red River Bancshares Inc	1,193	108
Regional Management Corp	9,300	342
Rithm Capital Corp ‡	31,400	293
ServisFirst Bancshares Inc	4,156	324
Sixth Street Specialty Lending Inc	9,900	171
SLIDE INSURANCE HOLDINGS INC *	5,140	93
SmartFinancial Inc	9,154	382
Stifel Financial Corp	10,370	727
Third Coast Bancshares Inc *	4,380	168
TPG Mortgage Investment Trust Inc ‡	36,200	279
Unity Bancorp Inc	893	50
Universal Insurance Holdings Inc	13,086	484
Univest Financial Corp	5,752	227
Valley National Bancorp	56,480	778
WaFd Inc	7,100	252
Western Union Co/The	41,900	341
		36,077
Health Care — 12.2%
Akebia Therapeutics Inc *	101,930	104
Amphastar Pharmaceuticals Inc *	9,200	173
AnaptysBio Inc *	5,201	290
Annexon Inc *	21,650	117
Aveanna Healthcare Holdings Inc *	52,670	378
Axsome Therapeutics Inc *	2,820	661
BioAge Labs Inc *	11,440	198
Bridgebio Pharma Inc *	7,700	510
BrightSpring Health Services Inc *	4,880	301
Catalyst Pharmaceuticals Inc *	10,400	325
Celcuity Inc *	860	114
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Charles River Laboratories International Inc *	1,800	$325
Chemed Corp	670	286
Cogent Biosciences Inc *	5,620	196
Editas Medicine Inc, Cl A *	31,251	108
Emergent BioSolutions Inc *	9,390	86
Encompass Health Corp	3,584	379
Ensign Group Inc/The	8,162	1,368
Exelixis Inc *	14,700	742
First Tracks Biotherapeutics Inc *	5,201	83
Gossamer Bio Inc *	47,330	11
Guardant Health Inc *	7,297	946
Halozyme Therapeutics Inc *	10,900	725
Harmony Biosciences Holdings Inc *	13,500	426
HealthEquity Inc *	7,025	618
Heron Therapeutics Inc *	40,788	35
Indivior Pharmaceuticals Inc *	6,000	216
Inhibrx Biosciences Inc *	2,600	270
Innovage Holding Corp *	6,895	52
Insmed Inc *	1,325	142
Iovance Biotherapeutics Inc *	31,420	129
Ironwood Pharmaceuticals Inc, Cl A *	98,083	350
Jazz Pharmaceuticals PLC *	5,700	1,348
Keros Therapeutics Inc *	21,414	241
Kodiak Sciences Inc *	2,540	93
Larimar Therapeutics Inc *	30,360	106
LeMaitre Vascular Inc	8,444	799
Lexeo Therapeutics Inc *	7,490	39
Liquidia Corp *	8,680	537
Maze Therapeutics Inc *	15,580	412
MBX Biosciences Inc *	1,770	56
Merit Medical Systems Inc *	2,830	178
MiMedx Group Inc *	62,650	231
Mineralys Therapeutics Inc *	8,020	253
Myriad Genetics Inc *	16,070	64
Neurogene Inc *	1,400	40
Nutex Health Inc *	3,410	440
Olema Pharmaceuticals Inc *	3,830	51
Organogenesis Holdings Inc, Cl A *	56,989	146
Organon & Co	35,600	475
Pacira BioSciences Inc *	12,700	295
PACS Group Inc *	2,132	78
Pediatrix Medical Group Inc *	13,000	280
Phibro Animal Health Corp, Cl A	7,800	240
Praxis Precision Medicines Inc *	1,430	500
Precigen Inc *	65,840	286
Prime Medicine Inc *	9,270	33
Protagonist Therapeutics Inc *	5,480	546
Puma Biotechnology Inc *	37,000	265
Quest Diagnostics Inc	1,789	349
Rhythm Pharmaceuticals Inc *	5,880	519
Rigel Pharmaceuticals Inc *	6,300	192
Sana Biotechnology Inc *	5,190	17

SEI Institutional Investments Trust	61

SCHEDULE OF INVESTMENTS

May 31, 2026

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Septerna Inc *	4,830	$146
SIGA Technologies Inc	22,888	107
Sionna Therapeutics Inc *	1,250	54
STERIS PLC	1,469	313
Stoke Therapeutics Inc *	2,270	70
Supernus Pharmaceuticals Inc *	6,440	297
Tactile Systems Technology Inc *	18,130	446
Tango Therapeutics Inc *	15,480	340
Theravance Biopharma Inc *	24,590	395
US Physical Therapy Inc	3,648	234
Vanda Pharmaceuticals Inc *	40,420	261
Varex Imaging Corp *	16,400	168
Verastem Inc *	3,750	16
Viridian Therapeutics Inc *	10,130	179
Vor BioPharma Inc *	6,135	92
WaVe Life Sciences Ltd *	17,400	115
Xencor Inc *	7,870	94
Xenon Pharmaceuticals Inc *	6,425	352
Zenas Biopharma Inc *	8,080	149
Zymeworks Inc *	4,960	125
		23,726
Industrials — 18.8%
AAON Inc	4,174	585
AAR Corp *	5,270	594
ABM Industries Inc	11,000	430
ACCO Brands Corp	49,600	196
Acuity Inc	812	248
Aebi Schmidt Holding AG	5,727	71
AerSale Corp *	44,922	296
Alaska Air Group Inc *	4,100	189
Allegiant Travel Co, Cl A *	1,962	180
Allient Inc	1,585	125
American Superconductor Corp *	7,600	387
Apogee Enterprises Inc	3,900	150
ArcBest Corp	2,000	273
Argan Inc	1,205	804
Astronics Corp *	3,539	308
Atkore Inc	6,600	547
Atmus Filtration Technologies Inc	5,475	256
AZZ Inc	2,539	344
Bloom Energy Corp, Cl A *	7,019	2,000
Blue Bird Corp *	3,720	252
Booz Allen Hamilton Holding Corp, Cl A	2,989	237
Bowman Consulting Group Ltd, Cl A *	7,721	243
Brink's Co/The	3,200	333
Brookfield Business Corp, Cl A	4,905	161
BWX Technologies Inc	590	116
Carlisle Cos Inc	890	307
Casella Waste Systems Inc, Cl A *	5,065	416
Columbus McKinnon Corp/NY	10,700	171
Costamare Bulkers Holdings Ltd *	9,789	158
Costamare Inc	19,160	295
Crane Co	1,350	247
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Deluxe Corp	11,000	$267
EnerSys	3,700	844
Ennis Inc	9,100	186
Forgent Power Solutions Inc, Cl A *	18,400	1,006
Genco Shipping & Trading Ltd	16,870	406
Genpact Ltd	8,100	267
GFL Environmental Inc	7,047	236
Global Industrial Co	3,136	95
Graham Corp *	3,647	365
Greenbrier Cos Inc/The	6,600	311
Hexcel Corp	4,418	397
IBEX Holdings Ltd *	11,682	370
Innodata Inc *	1,690	177
Interface Inc, Cl A	18,527	548
Janus International Group Inc *	22,200	119
Karat Packaging Inc	6,164	167
KBR Inc	7,835	274
Kelly Services Inc, Cl A	10,500	122
Kennametal Inc	9,400	308
Landstar System Inc	2,057	426
Legence Corp, Cl A *	10,115	847
Liquidity Services Inc *	4,475	162
LSI Industries Inc	9,757	236
Lyft Inc, Cl A *	24,800	350
Matson Inc	4,500	816
Mercury Systems Inc *	9,715	1,085
Mueller Industries Inc	2,700	347
Nextpower Inc, Cl A *	4,650	727
Nordson Corp	1,359	391
NPK International Inc *	47,345	687
nVent Electric PLC	3,368	562
Orion Group Holdings Inc *	12,161	167
Oshkosh Corp	5,000	650
Pangaea Logistics Solutions Ltd	48,010	363
Park-Ohio Holdings Corp	8,138	265
Pitney Bowes Inc	24,300	391
Powell Industries Inc	1,140	324
Preformed Line Products Co	986	365
Quad/Graphics Inc, Cl A	42,000	313
Quanex Building Products Corp	17,600	328
RBC Bearings Inc *	1,702	973
Resolute Holdings Management Inc *	1,470	175
Rush Enterprises Inc, Cl B	3,860	251
Ryder System Inc	3,900	978
Safe Bulkers Inc	95,900	599
SkyWest Inc *	2,400	206
SPX Technologies Inc *	4,010	869
Standex International Corp	878	243
Sterling Infrastructure Inc *	2,000	1,722
TransUnion	4,218	302
Tutor Perini Corp	5,374	384
UFP Industries Inc	2,286	185
Upwork Inc *	18,000	159

62	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
V2X Inc *	921	$77
Valmont Industries Inc	1,029	535
Veralto Corp	3,009	247
VSE Corp	4,375	810
WESCO International Inc	1,521	549
Willdan Group Inc *	1,800	164
		36,614
Information Technology — 17.3%
Advanced Energy Industries Inc	2,820	852
Ambiq Micro Inc *	6,920	551
Amdocs Ltd	6,300	397
Amkor Technology Inc	3,900	271
Applied Digital Corp *	14,400	681
Applied Optoelectronics Inc *	8,015	1,270
Arlo Technologies Inc *	32,498	434
Arteris Inc *	13,140	472
Aviat Networks Inc *	10,800	192
Avnet Inc	12,200	1,061
AXT Inc *	8,410	868
Backblaze Inc, Cl A *	5,390	45
Bel Fuse Inc, Cl A	1,758	431
Bel Fuse Inc, Cl B	1,920	527
Bentley Systems Inc, Cl B	8,296	271
BigBear.ai Holdings Inc *	16,340	82
BK Technologies Corp *	2,550	210
Cipher Digital Inc *	22,780	539
Cirrus Logic Inc *	6,000	1,020
Clear Secure Inc, Cl A	7,468	414
Clearfield Inc *	3,320	157
Cognex Corp	7,120	469
Commerce.com Inc *	41,575	130
Consensus Cloud Solutions Inc *	10,000	343
Corsair Gaming Inc *	21,867	265
Daktronics Inc *	9,975	206
Domo Inc, Cl B *	10,530	44
Dropbox Inc, Cl A *	14,400	387
DXC Technology Co *	11,800	117
Eastman Kodak Co *	10,020	99
Evolv Technologies Holdings Inc *	11,489	74
Fabrinet *	1,674	1,095
Ichor Holdings Ltd *	15,980	1,143
Immersion Corp	30,775	199
Ingram Micro Holding Corp	11,500	325
InterDigital Inc	2,350	592
Kimball Electronics Inc *	17,356	450
Kulicke & Soffa Industries Inc	5,411	551
Littelfuse Inc	3,244	1,515
Mirion Technologies Inc, Cl A *	19,180	351
Napco Security Technologies Inc	7,392	277
Navitas Semiconductor Corp, Cl A *	32,875	874
nLight Inc *	11,165	828
Nova Ltd *	2,005	1,007
Novanta Inc *	6,840	1,090
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NVE Corp	4,580	$449
OneSpan Inc	9,700	140
OSI Systems Inc *	1,297	281
PagerDuty Inc *	34,000	338
Pegasystems Inc	8,153	291
Penguin Solutions Inc *	10,550	589
Photronics Inc *	11,000	356
Plexus Corp *	4,320	1,159
Porch Group Inc *	8,390	87
Power Integrations Inc	5,621	472
Qorvo Inc *	5,000	518
Rambus Inc *	6,060	881
Red Violet Inc *	3,462	197
Richardson Electronics Ltd/United States	15,590	265
RingCentral Inc, Cl A	11,900	515
Sanmina Corp *	1,100	286
ScanSource Inc *	7,100	329
Synaptics Inc *	3,585	492
TD SYNNEX Corp	1,327	347
Telos Corp *	52,210	250
Terawulf Inc *	16,500	422
Universal Display Corp	3,117	287
Viant Technology Inc, Cl A *	4,540	58
Viavi Solutions Inc *	21,140	1,027
Vistance Networks Inc	12,090	151
Vontier Corp	7,300	207
Xerox Holdings Corp	35,900	116
		33,686
Materials — 4.3%
AdvanSix Inc	8,500	191
AptarGroup Inc	1,709	198
Ardagh Metal Packaging SA	45,690	184
Cabot Corp	3,700	324
Caledonia Mining Corp PLC	15,371	365
Century Aluminum Co *	8,860	585
Commercial Metals Co	10,300	783
Core Molding Technologies Inc *	9,500	225
Friedman Industries Inc	2,425	57
Idaho Strategic Resources Inc *	9,900	387
Intrepid Potash Inc *	7,422	290
Koppers Holdings Inc	10,300	420
NewMarket Corp	400	310
NioCorp Developments Ltd *	47,210	272
O-I Glass Inc *	14,100	123
Perpetua Resources Corp *	3,657	99
Rayonier Advanced Materials Inc *	5,250	48
Reliance Inc	1,129	430
Royal Gold Inc	1,314	295
Sensient Technologies Corp	8,430	960
Solstice Advanced Materials Inc	1,378	116
Sonoco Products Co	10,600	516
Sylvamo Corp	4,000	157
Tredegar Corp *	40,278	315

SEI Institutional Investments Trust	63

SCHEDULE OF INVESTMENTS

May 31, 2026

Small Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
US Gold Corp *	4,340	$70
Vox Royalty Corp	65,182	381
Worthington Steel Inc	6,880	290
		8,391
Real Estate — 4.0%
Alpine Income Property Trust Inc ‡	10,930	211
American Assets Trust Inc ‡	9,600	224
Apple Hospitality REIT Inc ‡	14,200	209
CareTrust REIT Inc ‡	9,402	384
CBL & Associates Properties Inc ‡	4,400	212
Chiron Real Estate Inc ‡	3,900	141
CTO Realty Growth Inc ‡	21,447	441
DiamondRock Hospitality Co ‡	30,900	340
EPR Properties ‡	7,000	399
FirstService Corp	1,968	264
FrontView REIT Inc ‡	16,853	299
Gladstone Commercial Corp ‡	12,000	151
Highwoods Properties Inc ‡	11,100	290
Industrial Logistics Properties Trust ‡	27,100	243
Innovative Industrial Properties Inc, Cl A ‡	2,800	162
Janus Living Inc, Cl A *‡	40,135	1,074
Kilroy Realty Corp ‡	4,400	151
Kite Realty Group Trust ‡	10,200	280
Outfront Media Inc ‡	10,000	322
Park Hotels & Resorts Inc ‡	20,300	246
Piedmont Realty Trust Inc, Cl A *‡	22,800	189
Postal Realty Trust Inc, Cl A ‡	16,423	378
RLJ Lodging Trust ‡	35,200	342
Ryman Hospitality Properties Inc ‡	3,328	383
Service Properties Trust ‡	21,900	39
Terreno Realty Corp ‡	5,098	335
		7,709
Utilities — 2.2%
Avista Corp	8,100	336
Brookfield Infrastructure Corp, Cl A	6,667	277
Cadiz Inc *	33,206	162
Chesapeake Utilities Corp	2,465	304
Consolidated Water Co Ltd	12,891	389
Genie Energy Ltd, Cl B	7,551	105
Hallador Energy Co *	19,519	376
National Fuel Gas Co	5,100	394
Northwest Natural Holding Co	6,600	320
Otter Tail Corp	5,510	478
Portland General Electric Co	10,400	521
UGI Corp	15,300	534
		4,196
Total Common Stock
(Cost $157,307) ($ Thousands)		190,197
Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Blueprint Medicens Corp CVR *‡‡(A)	2,792	$–
Verve Therapeutics Inc *‡‡(A)	25,505	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, Institutional Class
3.490%**†	4,192,748	4,193
Total Cash Equivalent
(Cost $4,193) ($ Thousands)		4,193
Total Investments in Securities — 99.9%
(Cost $161,500) ($ Thousands)		$194,390

64	SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at May 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-Mini	9	Jun-2026	$1,278	$1,316	$38

Percentages are based on Net Assets of $194,668 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2026.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	190,197	–	–		190,197
Rights	–	–	–	^	–	^
Cash Equivalent	4,193	–	–		4,193
Total Investments in Securities	194,390	–	–	^	194,390

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	38	–	–	38
Total Other Financial Instruments	38	–	–	38

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
^	This category includes securities with a value of $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$5,776	$59,745	$(61,328)	$—	$—	$4,193	$153	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust	65

SCHEDULE OF INVESTMENTS

May 31, 2026

Small Cap II Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.8%

Communication Services — 1.1%
ATN International Inc	1,223	$34
Bandwidth Inc, Cl A *	5,900	383
Bumble Inc, Cl A *	29,300	93
CuriosityStream Inc	131,040	375
EverQuote Inc, Cl A *	9,152	176
Gogo Inc *	60,016	274
Madison Square Garden Entertainment Corp, Cl A *	4,700	332
New York Times Co/The, Cl A	8,598	647
Nextdoor Holdings Inc *	17,031	36
Playstudios Inc *	85,475	47
Sphere Entertainment Co *	2,600	360
		2,757
Consumer Discretionary — 9.8%
Abercrombie & Fitch Co, Cl A *	19,968	1,542
American Eagle Outfitters Inc	77,799	1,229
American Public Education Inc *	2,850	141
Bassett Furniture Industries Inc	3,495	52
Brinker International Inc *	10,924	1,555
Brunswick Corp/DE	7,364	617
Build-A-Bear Workshop Inc, Cl A	4,239	158
Callaway Golf Co *	22,300	343
Cheesecake Factory Inc/The	3,284	217
Churchill Downs Inc	5,930	517
Citi Trends Inc *	11,974	551
Dana Inc	12,000	425
Designer Brands Inc, Cl A	27,433	212
Dick's Sporting Goods Inc	2,667	607
Domino's Pizza Inc	1,198	372
Dorman Products Inc *	4,622	573
Escalade Inc	1,702	32
Figs Inc, Cl A *	22,800	268
Flexsteel Industries Inc	4,549	262
Frontdoor Inc *	5,600	348
Garrett Motion Inc	13,707	449
Gentex Corp	13,158	318
GigaCloud Technology Inc, Cl A *	3,444	124
Gold.com Inc	11,316	479
Group 1 Automotive Inc	1,675	530
Holley Inc *	9,387	26
Installed Building Products Inc	2,577	541
LCI Industries	2,200	240
McGraw Hill Inc *	17,718	213
Meritage Homes Corp	5,817	380
Murphy USA Inc	647	327
Patrick Industries Inc	4,213	381
Perdoceo Education Corp	15,462	501
Phinia Inc	4,200	325
RealReal Inc/The *	33,330	321
Rocky Brands Inc	7,209	279
Rush Street Interactive Inc, Cl A *	23,995	608
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Smith & Wesson Brands Inc	3,201	$49
Sonos Inc *	18,200	287
Steven Madden Ltd	9,093	395
Stitch Fix Inc, Cl A *	40,069	143
Stride Inc *	19,019	1,757
Super Group SGHC Ltd	26,300	327
Travel + Leisure Co	8,852	602
Urban Outfitters Inc *	13,940	1,013
Valvoline Inc *	10,202	344
Visteon Corp	15,042	1,779
Wingstop Inc	2,384	374
YETI Holdings Inc *	5,658	271
Zumiez Inc *	16,987	418
		23,822
Consumer Staples — 1.8%
Andersons Inc/The	4,800	339
Casey's General Stores Inc	715	549
Ingredion Inc	2,696	273
Marzetti Company/The	1,702	191
MGP Ingredients Inc	2,116	37
Nature's Sunshine Products Inc *	13,000	277
Niagen Bioscience Inc *	59,183	228
Performance Food Group Co *	5,448	535
Pilgrim's Pride Corp	4,201	119
PriceSmart Inc	4,890	831
Turning Point Brands Inc	4,293	365
United Natural Foods Inc *	6,900	354
Village Super Market Inc, Cl A	5,167	240
		4,338
Energy — 5.4%
Ardmore Shipping Corp	23,088	371
Cactus Inc, Cl A	11,988	696
CNX Resources Corp *	5,659	191
Delek US Holdings Inc	31,449	1,400
DT Midstream Inc	4,909	687
Encore Energy Corp *	179,214	287
Energy Fuels Inc/Canada *	27,391	499
Energy Services of America Corp	22,568	337
Excelerate Energy Inc, Cl A	21,807	718
Expro Group Holdings NV *	38,728	572
Forum Energy Technologies Inc *	13,080	657
Gevo Inc *	151,303	281
Green Plains Inc *	28,860	452
Innovex International Inc *	3,820	102
Kolibri Global Energy Inc *	4,710	24
Lightbridge Corp *	2,300	26
Mammoth Energy Services Inc *	29,110	98
Matador Resources Co	10,953	587
NACCO Industries Inc, Cl A	1,454	74
National Energy Services Reunited Corp *	21,410	521
Navigator Holdings Ltd	10,582	230
Northern Oil & Gas Inc	30,194	657

66	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Oil States International Inc *	46,370	$394
Par Pacific Holdings Inc *	6,200	348
PBF Energy Inc, Cl A	9,100	370
Permian Resources Corp, Cl A	43,377	834
PrimeEnergy Resources Corp *	726	120
Ranger Energy Services Inc, Cl A	22,764	352
REX American Resources Corp *	3,910	183
Riley Exploration Permian Inc	11,404	379
SM Energy Co	13,760	423
Teekay Corp Ltd	32,625	374
		13,244
Financials — 18.9%
Alerus Financial Corp	16,098	460
Amalgamated Financial Corp	6,800	282
American Integrity Insurance Group Inc	10,286	168
Ameris Bancorp	4,100	346
Arrow Financial Corp	9,700	356
Associated Banc-Corp	75,628	2,103
Ategrity Specialty Holdings LLC *	8,510	166
Banco Latinoamericano de Comercio Exterior SA, Cl E	3,548	198
Bank of Marin Bancorp	15,460	399
Bank of NT Butterfield & Son Ltd/The	6,400	361
Bank7 Corp	7,845	347
BCB Bancorp Inc	40,762	426
BGC Group Inc, Cl A	35,200	368
Bridgewater Bancshares Inc *	15,732	297
Business First Bancshares Inc	3,215	92
California BanCorp	7,176	136
Capital Bancorp Inc	3,127	100
Carter Bankshares Inc	4,445	121
Chimera Investment Corp ‡	33,920	462
City Holding Co	2,227	277
CNB Financial Corp/PA	1,273	39
CNO Financial Group Inc	10,651	490
Cohen & Steers Inc	6,591	460
Colony Bankcorp Inc	13,500	267
Columbia Banking System Inc	87,295	2,587
ConnectOne Bancorp Inc	11,700	352
Customers Bancorp Inc *	3,500	263
Dave Inc *	1,905	538
Dime Commercial Bancshares Inc	11,270	422
Eagle Bancorp Montana Inc	4,395	97
Eastern Bankshares Inc	14,800	292
Encore Capital Group Inc *	5,300	424
Enova International Inc *	2,471	399
Esquire Financial Holdings Inc	2,456	270
FB Financial Corp	11,102	585
Fidelity D&D Bancorp Inc	740	35
Finwise Bancorp *	2,109	30
First American Financial Corp	5,806	385
First Commonwealth Financial Corp	22,532	427
First Financial Corp	7,350	508
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First Horizon Corp	11,523	$279
First Interstate BancSystem Inc, Cl A	19,515	695
FirstCash Holdings Inc	2,767	608
Five Star Bancorp	4,627	195
Flagstar Bank NA	89,469	1,258
Flywire Corp *	21,700	348
FNB Corp/PA	46,803	818
FVCBankcorp Inc	5,158	81
Great Southern Bancorp Inc	1,904	137
Hamilton Lane Inc, Cl A	4,484	391
Hanmi Financial Corp	1,717	52
Hanover Insurance Group Inc/The	2,842	529
HBT Financial Inc	6,015	172
HCI Group Inc	1,270	196
Home BancShares Inc/AR	21,415	573
HomeTrust Bancshares Inc	4,588	213
Independent Bank Corp	8,224	650
Independent Bank Corp/MI	2,420	83
Jack Henry & Associates Inc	3,189	435
Jackson Financial Inc, Cl A	18,898	1,949
Jefferson Capital Inc	9,110	155
Kearny Financial Corp/MD	9,903	82
Kinsale Capital Group Inc	1,508	460
LendingTree Inc *	4,343	166
Lincoln National Corp	12,443	439
loanDepot Inc, Cl A *	92,103	122
MGIC Investment Corp	17,493	441
Mid Penn Bancorp Inc	6,487	212
Midland States Bancorp Inc	14,584	405
Morningstar Inc	3,015	549
National Bank Holdings Corp, Cl A	16,044	671
NerdWallet Inc, Cl A *	27,821	239
NMI Holdings Inc, Cl A *	7,690	276
Northrim BanCorp Inc	8,694	215
Norwood Financial Corp	3,799	115
Old National Bancorp/IN	92,283	2,216
Orchid Island Capital Inc, Cl A ‡	30,320	206
Origin Bancorp Inc	7,500	357
Orrstown Financial Services Inc	6,548	243
Oscar Health Inc, Cl A *	15,500	345
Parke Bancorp Inc	9,770	300
Paysign Inc *	47,800	347
Peoples Bancorp of North Carolina Inc	1,676	71
Popular Inc	1,913	284
Primerica Inc	1,836	496
Primis Financial Corp	10,202	147
RBB Bancorp	2,740	66
Red River Bancshares Inc	1,386	126
ServisFirst Bancshares Inc	11,514	898
Sierra Bancorp	1,902	72
Simmons First National Corp, Cl A	24,990	536
SLIDE INSURANCE HOLDINGS INC *	6,530	118
SmartFinancial Inc	18,668	778

SEI Institutional Investments Trust	67

SCHEDULE OF INVESTMENTS

May 31, 2026

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Southern First Bancshares Inc *	6,000	$347
Southern Missouri Bancorp Inc	2,978	206
Starwood Property Trust Inc ‡	22,332	381
Texas Capital Bancshares Inc *	3,200	318
Third Coast Bancshares Inc *	795	30
UMB Financial Corp	2,200	289
Unity Bancorp Inc	1,158	65
Universal Insurance Holdings Inc	7,435	275
Univest Financial Corp	16,314	643
Valley National Bancorp	84,737	1,167
Voya Financial Inc	8,934	726
Westamerica BanCorp	4,276	237
Wintrust Financial Corp	5,241	787
WSFS Financial Corp	4,900	350
Zions Bancorp NA	30,392	1,898
		45,869
Health Care — 11.8%
Adaptive Biotechnologies Corp *	17,977	272
Addus HomeCare Corp *	3,730	342
Agenus Inc *	84,700	296
Akebia Therapeutics Inc *	104,809	107
AMN Healthcare Services Inc *	12,500	362
Amneal Pharmaceuticals Inc *	27,700	365
AnaptysBio Inc *	11,201	624
Annexon Inc *	23,783	129
Apyx Medical Corp *	87,900	351
Aveanna Healthcare Holdings Inc *	92,077	660
BioAge Labs Inc *	13,069	226
Bridgebio Pharma Inc *	5,002	331
Celcuity Inc *	590	78
Chemed Corp	1,121	478
Cogent Biosciences Inc *	5,663	198
Collegium Pharmaceutical Inc *	15,417	518
Editas Medicine Inc, Cl A *	37,088	128
Emergent BioSolutions Inc *	7,374	67
Enanta Pharmaceuticals Inc *	22,600	297
Encompass Health Corp	12,618	1,336
Ensign Group Inc/The	5,643	946
Envista Holdings Corp *	9,200	217
First Tracks Biotherapeutics Inc *	6,001	96
Globus Medical Inc, Cl A *	5,179	424
Guardant Health Inc *	2,904	377
Haemonetics Corp *	6,640	450
Heron Therapeutics Inc *	45,455	40
Inhibrx Biosciences Inc *	2,040	212
Inmode Ltd *	30,398	423
Innovage Holding Corp *	44,599	339
Integra LifeSciences Holdings Corp *	10,979	176
Iovance Biotherapeutics Inc *	34,080	140
Ironwood Pharmaceuticals Inc, Cl A *	179,973	643
Keros Therapeutics Inc *	20,008	225
Kodiak Sciences Inc *	2,530	93
Lantheus Holdings Inc *	5,850	581
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Larimar Therapeutics Inc *	29,512	$103
LeMaitre Vascular Inc	6,262	593
Lexeo Therapeutics Inc *	9,446	49
LifeStance Health Group Inc *	43,200	333
Ligand Pharmaceuticals Inc *	1,500	348
Liquidia Corp *	15,440	955
Maravai LifeSciences Holdings Inc, Cl A *	73,200	351
Maze Therapeutics Inc *	16,610	440
MBX Biosciences Inc *	2,240	71
MiMedx Group Inc *	63,611	234
Mineralys Therapeutics Inc *	9,250	291
Molina Healthcare Inc *	9,047	1,571
Myriad Genetics Inc *	21,114	84
Neurogene Inc *	1,558	44
Nutex Health Inc *	3,634	469
Olema Pharmaceuticals Inc *	3,710	49
Omnicell Inc *	8,100	358
Option Care Health Inc *	22,217	464
Organogenesis Holdings Inc, Cl A *	34,767	89
PACS Group Inc *	2,550	93
Pediatrix Medical Group Inc *	12,200	263
Phibro Animal Health Corp, Cl A	8,449	260
Praxis Precision Medicines Inc *	2,031	711
Precigen Inc *	66,590	289
Prelude Therapeutics *	82,100	322
Prestige Consumer Healthcare Inc *	13,416	638
Prime Medicine Inc *	9,465	34
Progyny Inc *	87,903	2,247
Quest Diagnostics Inc	3,034	591
Sana Biotechnology Inc *	5,385	18
Septerna Inc *	5,404	163
Shattuck Labs *	56,700	337
Sionna Therapeutics Inc *	1,488	64
STERIS PLC	2,493	530
Stoke Therapeutics Inc *	1,160	36
Supernus Pharmaceuticals Inc *	6,700	309
Tactile Systems Technology Inc *	17,789	438
Tango Therapeutics Inc *	8,920	196
Theravance Biopharma Inc *	26,019	418
US Physical Therapy Inc	6,146	395
Vanda Pharmaceuticals Inc *	42,400	273
Verastem Inc *	4,000	17
Viridian Therapeutics Inc *	10,380	183
WaVe Life Sciences Ltd *	17,230	113
Xencor Inc *	5,892	70
Zenas Biopharma Inc *	7,740	142
Zymeworks Inc *	5,500	138
		28,731
Industrials — 18.3%
AAON Inc	7,171	1,005
Acuity Inc	1,372	419
Aebi Schmidt Holding AG	4,749	59
AerSale Corp *	51,865	342

68	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Allient Inc	1,819	$144
American Superconductor Corp *	7,374	376
Arcosa Inc	2,200	279
Argan Inc	913	609
Astec Industries Inc	38,280	1,928
Astronics Corp *	3,200	278
Atmus Filtration Technologies Inc	5,300	248
AZZ Inc	4,271	579
Bloom Energy Corp, Cl A *	1,500	427
Blue Bird Corp *	3,280	222
Booz Allen Hamilton Holding Corp, Cl A	5,045	399
Bowman Consulting Group Ltd, Cl A *	9,151	289
Brookfield Business Corp, Cl A	5,378	177
BWX Technologies Inc	986	193
CACI International Inc, Cl A *	1,283	659
Carlisle Cos Inc	1,488	513
Clean Harbors Inc *	2,367	665
Construction Partners Inc, Cl A *	2,300	268
Costamare Bulkers Holdings Ltd *	11,098	179
Costamare Inc	13,670	210
Custom Truck One Source Inc *	34,900	334
Douglas Dynamics Inc	7,700	343
Dycom Industries Inc *	800	408
Enerpac Tool Group Corp, Cl A	14,655	491
EnerSys	1,911	436
Enpro Inc	4,537	1,393
ESCO Technologies Inc	1,100	321
ExlService Holdings Inc *	9,141	265
Federal Signal Corp	2,800	299
Gates Industrial Corp PLC *	33,593	871
Genco Shipping & Trading Ltd	18,680	449
GFL Environmental Inc	11,887	399
Global Industrial Co	3,700	112
Graham Corp *	4,163	417
Griffon Corp	3,400	299
Healthcare Services Group Inc *	18,900	389
Helios Technologies Inc	11,494	955
Hexcel Corp	13,718	1,232
Huron Consulting Group Inc *	5,124	550
IBEX Holdings Ltd *	13,496	427
Innodata Inc *	1,640	172
Interface Inc, Cl A	8,413	249
ITT Inc	3,291	642
JBT Marel Corp	2,500	336
Karat Packaging Inc	6,031	164
KBR Inc	13,220	462
Kennametal Inc	10,000	328
Korn Ferry	9,181	642
Landstar System Inc	3,266	676
Limbach Holdings Inc *	10,671	826
Liquidity Services Inc *	4,978	180
LSI Industries Inc	4,435	107
Lyft Inc, Cl A *	63,904	902
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Moog Inc, Cl A	1,200	$432
Mueller Water Products Inc, Cl A	12,600	318
MYR Group Inc *	900	419
Nextpower Inc, Cl A *	2,401	376
Nordson Corp	2,281	655
nVent Electric PLC	5,682	949
NWPX Infrastructure Inc *	3,200	377
OPENLANE Inc *	9,400	358
Orion Group Holdings Inc *	12,170	167
Pangaea Logistics Solutions Ltd	49,840	377
Park-Ohio Holdings Corp	2,614	85
Powell Industries Inc	898	255
Preformed Line Products Co	956	354
Proto Labs Inc *	6,000	455
Regal Rexnord Corp	3,539	714
Resideo Technologies Inc *	9,000	281
Resolute Holdings Management Inc *	1,520	181
Rush Enterprises Inc, Cl B	3,420	222
Safe Bulkers Inc	61,098	382
Sensata Technologies Holding PLC	12,696	627
SPX Technologies Inc *	1,453	315
Standex International Corp	4,796	1,329
Terex Corp	25,100	1,460
TransUnion	7,113	509
Tutor Perini Corp	12,049	861
UFP Industries Inc	3,846	312
V2X Inc *	6,364	529
Valmont Industries Inc	3,513	1,826
Veralto Corp	5,083	418
Vicor Corp *	1,300	435
Watts Water Technologies Inc, Cl A	1,100	340
WESCO International Inc	2,571	929
Willdan Group Inc *	2,102	191
Worthington Enterprises Inc	5,700	324
Zurn Elkay Water Solutions Corp	6,700	315
		44,620
Information Technology — 16.9%
8x8 Inc *	149,800	310
ADTRAN Holdings Inc *	20,300	336
Advanced Energy Industries Inc	1,100	332
Ambarella Inc *	3,400	245
Ambiq Micro Inc *	6,830	544
Applied Digital Corp *	17,938	848
Applied Optoelectronics Inc *	4,050	642
Arlo Technologies Inc *	55,931	746
Arteris Inc *	14,135	508
AXT Inc *	2,730	282
Backblaze Inc, Cl A *	4,630	38
Bel Fuse Inc, Cl A	1,716	420
Bel Fuse Inc, Cl B	3,550	975
Belden Inc	4,862	511
Benchmark Electronics Inc	5,200	439
Bentley Systems Inc, Cl B	13,993	457

SEI Institutional Investments Trust	69

SCHEDULE OF INVESTMENTS

May 31, 2026

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BigBear.ai Holdings Inc *	6,450	$33
BK Technologies Corp *	2,663	220
Cipher Digital Inc *	22,663	536
Clear Secure Inc, Cl A	12,602	699
Clearfield Inc *	3,190	151
Cognex Corp	12,022	792
Cohu Inc *	19,952	1,052
Commerce.com Inc *	49,068	154
Corsair Gaming Inc *	22,558	274
Credo Technology Group Holding Ltd *	2,000	472
CTS Corp	6,200	398
Daktronics Inc *	23,963	496
Digi International Inc *	5,300	354
Diodes Inc *	23,514	2,477
Domo Inc, Cl B *	13,674	57
Eastman Kodak Co *	10,818	107
Evolv Technologies Holdings Inc *	12,292	79
Extreme Networks Inc *	15,900	422
FormFactor Inc *	3,100	386
Harmonic Inc *	52,501	793
Ichor Holdings Ltd *	7,040	504
Immersion Corp	33,448	217
inTEST Corp *	21,100	355
Kimball Electronics Inc *	18,481	479
Knowles Corp *	11,200	419
Kulicke & Soffa Industries Inc	13,323	1,357
Littelfuse Inc	2,049	957
MaxLinear Inc, Cl A *	3,700	344
Napco Security Technologies Inc	12,466	468
Navitas Semiconductor Corp, Cl A *	29,140	775
nLight Inc *	6,020	446
NVE Corp	4,870	477
Open Text Corp	65,910	1,571
Ouster Inc *	7,100	327
Pegasystems Inc	13,781	492
Penguin Solutions Inc *	13,200	737
Photronics Inc *	41,883	1,355
Plexus Corp *	1,700	456
Porch Group Inc *	7,220	75
Power Integrations Inc	9,494	798
Q2 Holdings Inc *	3,400	161
Ralliant Corp	7,713	477
Red Violet Inc *	3,157	179
Richardson Electronics Ltd/United States	17,633	299
Rogers Corp *	7,445	1,054
Sanmina Corp *	1,668	433
Semtech Corp *	2,800	427
Silicon Laboratories Inc *	3,803	828
Silicon Motion Technology Corp ADR	4,845	1,341
SiTime Corp *	554	393
Synaptics Inc *	3,000	412
TD SYNNEX Corp	2,242	586
Telos Corp *	48,562	233
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Terawulf Inc *	15,438	$395
TTM Technologies Inc *	2,300	400
Universal Display Corp	5,257	484
Viant Technology Inc, Cl A *	2,980	38
Viasat Inc *	5,300	427
Viavi Solutions Inc *	44,489	2,160
Vistance Networks Inc	9,352	117
Xerox Holdings Corp	32,860	106
		41,144
Materials — 7.3%
Alto Ingredients Inc *	79,400	433
AptarGroup Inc	2,880	334
Ardagh Metal Packaging SA	41,530	167
Axalta Coating Systems Ltd *	14,045	432
Balchem Corp	1,600	251
Cabot Corp	6,943	608
Caledonia Mining Corp PLC	16,380	389
Century Aluminum Co *	5,500	363
Cleveland-Cliffs Inc *	181,466	2,468
Coeur Mining Inc	18,700	361
Commercial Metals Co	30,910	2,351
Compass Minerals International Inc *	11,700	373
Friedman Industries Inc	2,674	63
Hudbay Minerals Inc	76,270	2,224
Idaho Strategic Resources Inc *	10,546	412
Ingevity Corp *	5,116	347
Innospec Inc	2,158	179
Intrepid Potash Inc *	8,655	338
Kaiser Aluminum Corp	1,900	346
LSB Industries Inc *	23,100	290
Materion Corp	2,000	440
Myers Industries Inc	16,700	381
NioCorp Developments Ltd *	56,127	324
O-I Glass Inc *	16,469	144
PERIMETER SOLUTIONS INC *	10,300	332
Perpetua Resources Corp *	3,335	90
Rayonier Advanced Materials Inc *	3,020	28
Reliance Inc	1,894	721
Royal Gold Inc	2,223	499
Silgan Holdings Inc	8,394	315
Solstice Advanced Materials Inc	2,328	196
SSR Mining Inc *	12,700	397
Tredegar Corp *	42,887	335
US Gold Corp *	3,850	62
Vox Royalty Corp	69,387	405
Warrior Met Coal Inc	3,500	331
		17,729
Real Estate — 3.8%
Agree Realty Corp ‡	7,852	582
Alpine Income Property Trust Inc ‡	8,420	162
American Healthcare REIT Inc ‡	5,400	264
CareTrust REIT Inc ‡	25,139	1,026

70	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
COPT Defense Properties ‡	17,863	$573
CTO Realty Growth Inc ‡	32,843	675
FirstService Corp	3,344	449
FrontView REIT Inc ‡	18,878	335
Highwoods Properties Inc ‡	44,614	1,164
National Storage Affiliates Trust ‡	12,149	518
Newmark Group Inc, Cl A	73,899	1,032
Outfront Media Inc ‡	11,000	355
Postal Realty Trust Inc, Cl A ‡	15,845	365
Ryman Hospitality Properties Inc ‡	5,605	645
STAG Industrial Inc ‡	13,562	514
Terreno Realty Corp ‡	8,929	587
		9,246
Utilities — 1.7%
Black Hills Corp	4,264	311
Brookfield Infrastructure Corp, Cl A	11,230	466
Cadiz Inc *	47,765	233
Chesapeake Utilities Corp	4,291	529
Consolidated Water Co Ltd	11,954	361
Genie Energy Ltd, Cl B	10,495	146
Hallador Energy Co *	18,601	358
IDACORP Inc, Cl Rights	5,030	706
Portland General Electric Co	7,188	360
Southwest Gas	3,000	259
Spire Inc	4,356	358
		4,087
Total Common Stock
(Cost $175,755) ($ Thousands)		235,587

EXCHANGE-TRADED FUND — 0.2%

Equity — 0.2%
iShares Russell 2000 Value ETF	2,632	563

Total Exchange-Traded Fund
(Cost $507) ($ Thousands)		563

	Number of Rights
RIGHTS — 0.0%
Verve Therapeutics Inc *‡‡(A)	21,810	–
Total Rights
(Cost $—) ($ Thousands)		–
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Institutional Class
3.490%**†	6,126,578	$6,127
Total Cash Equivalent
(Cost $6,127) ($ Thousands)		6,127
Total Investments in Securities — 99.5%
(Cost $182,389) ($ Thousands)		$242,277

SEI Institutional Investments Trust	71

SCHEDULE OF INVESTMENTS

May 31, 2026

Small Cap II Fund (Concluded)

A list of the open futures contracts held by the Fund at May 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-Mini	26	Jun-2026	$3,729	$3,802	$73

Percentages are based on Net Assets of $243,452 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2026.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	235,587	–	–		235,587
Exchange-Traded Fund	563	–	–		563
Rights	–	–	–	^	–	^
Cash Equivalent	6,127	–	–		6,127
Total Investments in Securities	242,277	–	–	^	242,277

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	73	–	–	73
Total Other Financial Instruments	73	–	–	73

^	This category includes securities with a value of $0.
*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$10,894	$71,240	$(76,007)	$—	$—	$6,127	$206	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations

The accompanying notes are an integral part of the financial statements.

72	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2026

Small/Mid Cap Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.3%

Communication Services — 2.5%
AMC Global Media Inc, Cl A *	22,800	$222
Cinemark Holdings Inc	9,700	272
EverQuote Inc, Cl A *	79,250	1,525
Fox Corp	52,500	3,356
IMAX Corp *	32,417	1,286
Match Group Inc	57,900	2,092
New York Times Co/The, Cl A	25,496	1,918
Nexstar Media Group Inc, Cl A	15,230	2,717
Roku Inc, Cl A *	13,240	1,724
Shutterstock Inc	19,900	296
Sirius XM Holdings Inc	82,870	2,446
Taboola.com Ltd *	71,500	349
Yelp Inc, Cl A *	31,100	709
Ziff Davis Inc *	19,600	883
ZoomInfo Technologies Inc, Cl A *	62,900	209
		20,004
Consumer Discretionary — 10.4%
Academy Sports & Outdoors Inc	14,800	781
Adient PLC *	50,270	1,149
ADT Inc	191,800	1,287
Aramark	29,970	1,600
Autoliv Inc	17,250	2,193
AutoNation Inc *	4,400	826
Bloomin' Brands Inc	53,700	453
Boot Barn Holdings Inc *	4,706	799
BorgWarner Inc	51,200	3,677
Brunswick Corp/DE	29,830	2,499
Burlington Stores Inc *	10,523	3,408
Carter's Inc	45,430	1,753
Churchill Downs Inc	17,590	1,534
Columbia Sportswear Co	19,570	1,295
Covista Inc *	8,808	1,038
Crocs Inc *	26,910	3,193
Dick's Sporting Goods Inc	7,915	1,801
Domino's Pizza Inc	3,549	1,102
Expedia Group Inc	6,800	1,535
Gap Inc/The	41,700	882
Garrett Motion Inc	70,423	2,307
GigaCloud Technology Inc, Cl A *	27,500	991
G-III Apparel Group Ltd	38,000	1,229
Goodyear Tire & Rubber Co/The *	71,642	437
Group 1 Automotive Inc	4,100	1,297
Harley-Davidson Inc	60,400	1,460
Haverty Furniture Cos Inc	38,200	886
JAKKS Pacific Inc	15,700	347
Kohl's Corp	24,700	355
Laureate Education Inc, Cl A *	36,510	1,168
Lear Corp	9,760	1,397
Lincoln Educational Services Corp *	40,820	1,891
Macy's Inc	51,200	1,114
Mattel Inc *	78,600	1,174
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MGM Resorts International *	26,300	$1,149
Mohawk Industries Inc *	7,800	838
Murphy USA Inc	2,300	1,164
Ollie's Bargain Outlet Holdings Inc *	21,152	1,727
OneSpaWorld Holdings Ltd	59,215	1,406
Patrick Industries Inc	12,490	1,131
Perdoceo Education Corp	91,636	2,967
Phinia Inc	27,000	2,086
Pool Corp	7,274	1,320
PulteGroup Inc	18,600	2,198
PVH Corp	13,300	1,241
Rush Street Interactive Inc, Cl A *	49,030	1,242
SharkNinja Inc *	10,230	1,247
Signet Jewelers Ltd	12,700	1,110
Strategic Education Inc	21,920	1,682
Tapestry Inc	13,100	1,906
Toll Brothers Inc	20,900	2,895
Travel + Leisure Co	59,441	4,042
Upbound Group Inc, Cl A	38,200	734
Urban Outfitters Inc *	18,310	1,330
Wingstop Inc	7,047	1,106
		83,379
Consumer Staples — 4.1%
Albertsons Cos Inc, Cl A	167,200	2,610
Casey's General Stores Inc	7,055	5,412
Central Garden & Pet Co, Cl A *	36,030	1,230
Chefs' Warehouse Inc/The *	15,090	1,155
Church & Dwight Co Inc	25,037	2,394
Conagra Brands Inc	38,100	506
Energizer Holdings Inc	50,900	928
Fresh Del Monte Produce Inc	64,500	2,073
Herbalife Ltd *	129,900	1,554
Ingredion Inc	17,300	1,755
J M Smucker Co/The	6,900	712
Maplebear Inc *	82,090	3,267
Molson Coors Beverage Co, Cl B	63,300	2,502
PriceSmart Inc	14,490	2,463
Smithfield Foods Inc	51,770	1,337
Turning Point Brands Inc	12,730	1,081
United Natural Foods Inc *	38,253	1,964
		32,943
Energy — 4.2%
APA Corp	71,000	2,587
Archrock Inc	59,554	1,995
CNX Resources Corp *	26,100	879
Crescent Energy Co, Cl A	104,271	1,205
DHT Holdings Inc	84,840	1,385
DT Midstream Inc	14,553	2,037
Excelerate Energy Inc, Cl A	44,633	1,470
Flowco Holdings Inc, Cl A	52,220	1,221
HF Sinclair Corp	36,800	2,572
Matador Resources Co	71,986	3,858

SEI Institutional Investments Trust	73

SCHEDULE OF INVESTMENTS

May 31, 2026

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Murphy Oil Corp	35,500	$1,285
NOV Inc	60,000	1,198
Ovintiv Inc	35,400	1,984
Patterson-UTI Energy Inc	146,950	1,647
Riley Exploration Permian Inc	38,120	1,268
Solaris Energy Infrastructure Inc, Cl A	36,173	2,516
TechnipFMC PLC	18,670	1,277
Viper Energy Inc, Cl A	25,130	1,143
World Kinect Corp	64,600	1,861
		33,388
Financials — 14.9%
1st Source Corp	16,400	1,211
Affiliated Managers Group Inc	12,300	3,725
Ally Financial Inc	40,300	1,725
Annaly Capital Management Inc ‡	32,200	704
Ares Capital Corp	35,700	678
Associated Banc-Corp	97,680	2,716
Banco Latinoamericano de Comercio Exterior SA, Cl E	41,700	2,329
Bank of NT Butterfield & Son Ltd/The	29,400	1,660
Blue Owl Capital Corp	69,500	783
Bread Financial Holdings Inc	32,580	2,902
Chimera Investment Corp ‡	72,000	981
Citizens Financial Group Inc	48,100	2,995
CNA Financial Corp	18,800	791
CNO Financial Group Inc	85,990	3,953
Cohen & Steers Inc	19,538	1,364
Corebridge Financial Inc	23,000	621
Customers Bancorp Inc *	16,540	1,243
Dave Inc *	5,210	1,472
East West Bancorp Inc	11,150	1,366
Enova International Inc *	7,490	1,210
Essent Group Ltd	11,500	666
Everest Group Ltd	2,600	842
EZCORP Inc, Cl A *	90,365	2,823
Federated Hermes Inc, Cl B	40,700	2,282
First American Financial Corp	15,800	1,046
First Busey Corp	27,700	758
First Financial Bankshares Inc	51,697	1,689
First Horizon Corp	105,800	2,564
FirstCash Holdings Inc	17,518	3,852
FNB Corp/PA	81,000	1,416
Franklin Resources Inc	45,520	1,412
FS KKR Capital Corp	17,600	191
Fulton Financial Corp	56,300	1,221
Globe Life Inc	7,200	1,103
Hamilton Lane Inc, Cl A	13,293	1,158
Hancock Whitney Corp	27,200	1,853
Hanmi Financial Corp	106,200	3,199
HCI Group Inc	7,960	1,226
Home BancShares Inc/AR	63,483	1,699
Jack Henry & Associates Inc	9,454	1,289
Jackson Financial Inc, Cl A	13,800	1,423
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kinsale Capital Group Inc	10,260	$3,127
Lincoln National Corp	20,780	733
Marex Group PLC	27,120	1,436
MarketAxess Holdings Inc	4,979	647
MGIC Investment Corp	64,000	1,614
Miami International Holdings Inc *	26,898	1,271
Moelis & Co, Cl A	16,211	1,091
Morningstar Inc	8,941	1,627
NCR Atleos Corp *	5,400	241
OFG Bancorp	42,300	1,927
Old Republic International Corp	17,600	655
Origin Bancorp Inc	28,470	1,357
Pagseguro Digital Ltd, Cl A	20,400	191
Palomar Holdings Inc, Cl A *	7,670	821
Pelagos Insurance Capital Ltd	80,200	1,731
Piper Sandler Cos	14,477	1,135
Popular Inc	20,972	3,115
Primerica Inc	5,441	1,469
PROG Holdings Inc	36,500	1,342
Radian Group Inc	40,700	1,390
Regions Financial Corp	36,100	1,011
Reinsurance Group of America Inc, Cl A	9,310	1,869
RenaissanceRe Holdings Ltd	4,350	1,219
Renasant Corp	32,690	1,331
Rithm Capital Corp ‡	85,300	795
Ryan Specialty Holdings Inc, Cl A	44,529	1,418
ServisFirst Bancshares Inc	20,798	1,622
Simmons First National Corp, Cl A	57,960	1,243
SiriusPoint Ltd *	53,160	1,135
SLM Corp	25,400	562
Stifel Financial Corp	23,907	1,677
Universal Insurance Holdings Inc	7,500	278
Unum Group	17,100	1,423
Valley National Bancorp	130,331	1,795
Victory Capital Holdings Inc, Cl A	15,800	1,336
Virtu Financial Inc, Cl A	28,120	1,410
Western Union Co/The	87,100	708
Zions Bancorp NA	65,110	4,066
		119,959
Health Care — 10.2%
ANI Pharmaceuticals Inc *	12,840	1,008
Axsome Therapeutics Inc *	6,444	1,511
Baxter International Inc	48,100	903
BioMarin Pharmaceutical Inc *	18,700	1,071
Bio-Techne Corp	34,995	1,809
Bridgebio Pharma Inc *	17,617	1,167
BrightSpring Health Services Inc *	11,165	689
Chemed Corp	3,323	1,417
CONMED Corp	13,400	478
DaVita Inc *	15,210	2,956
Elanco Animal Health Inc *	54,640	1,303
Encompass Health Corp	29,563	3,129
Ensign Group Inc/The	30,836	5,170

74	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Envista Holdings Corp *	55,220	$1,301
Exelixis Inc *	76,900	3,882
Globus Medical Inc, Cl A *	45,800	3,750
GoodRx Holdings Inc, Cl A *	396,300	1,157
Guardant Health Inc *	16,703	2,166
Harmony Biosciences Holdings Inc *	43,700	1,381
HealthEquity Inc *	39,482	3,474
Incyte Corp *	34,340	3,322
Indivior Pharmaceuticals Inc *	48,250	1,738
Insmed Inc *	2,976	318
Jazz Pharmaceuticals PLC *	22,560	5,335
LeMaitre Vascular Inc	29,404	2,783
Ligand Pharmaceuticals Inc *	5,372	1,246
Merit Medical Systems Inc *	6,522	411
Neurocrine Biosciences Inc *	8,100	1,282
Organon & Co	106,100	1,415
Pediatrix Medical Group Inc *	83,780	1,805
Phibro Animal Health Corp, Cl A	11,540	355
Protagonist Therapeutics Inc *	12,626	1,257
PTC Therapeutics Inc *	18,040	1,332
Quest Diagnostics Inc	8,995	1,753
Repligen Corp *	21,223	2,631
Rhythm Pharmaceuticals Inc *	13,566	1,198
STERIS PLC	7,391	1,572
Supernus Pharmaceuticals Inc *	14,726	680
Tenet Healthcare Corp *	13,690	2,400
Theravance Biopharma Inc *	77,240	1,241
Travere Therapeutics Inc *	10,802	510
United Therapeutics Corp *	3,150	1,754
Universal Health Services Inc, Cl B	11,300	1,651
US Physical Therapy Inc	18,220	1,171
Varex Imaging Corp *	64,000	655
Veracyte Inc *	32,770	1,519
Vor BioPharma Inc *	14,063	211
Xenon Pharmaceuticals Inc *	14,847	813
		82,080
Industrials — 23.1%
AAON Inc	52,014	7,292
AAR Corp *	12,060	1,358
ABM Industries Inc	30,770	1,202
Acuity Inc	4,068	1,241
Advanced Drainage Systems Inc	20,375	2,835
AGCO Corp	21,200	2,380
Allison Transmission Holdings Inc	25,900	2,940
Apogee Enterprises Inc	26,800	1,029
Argan Inc	3,915	2,611
Atkore Inc	38,140	3,158
Atmus Filtration Technologies Inc	31,650	1,481
Axon Enterprise Inc *	6,003	2,694
AZZ Inc	22,132	2,999
Bloom Energy Corp, Cl A *	16,181	4,612
Blue Bird Corp *	18,720	1,269
Booz Allen Hamilton Holding Corp, Cl A	14,954	1,184
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Brink's Co/The	10,700	$1,113
BWX Technologies Inc	2,922	572
Carlisle Cos Inc	4,417	1,523
Carpenter Technology Corp	3,835	1,799
Casella Waste Systems Inc, Cl A *	11,588	952
Cimpress PLC *	14,720	1,451
CNH Industrial NV	60,600	619
Comfort Systems USA Inc	928	1,697
Construction Partners Inc, Cl A *	18,363	2,139
Copart Inc *	48,308	1,583
Crane Co	3,105	568
Deluxe Corp	43,900	1,066
Douglas Dynamics Inc	26,800	1,194
EnerSys	16,390	3,736
Ennis Inc	45,100	923
ExlService Holdings Inc *	95,027	2,759
Exponent Inc	43,929	2,562
Federal Signal Corp	10,260	1,095
Forgent Power Solutions Inc, Cl A *	42,115	2,302
Gates Industrial Corp PLC *	27,000	700
Genpact Ltd	44,100	1,453
GFL Environmental Inc	35,237	1,182
Granite Construction Inc	9,350	1,279
Greenbrier Cos Inc/The	18,500	871
Healthcare Services Group Inc *	59,310	1,222
HEICO Corp, Cl A	5,968	1,551
Helios Technologies Inc	16,730	1,390
Hexcel Corp	22,059	1,981
Huntington Ingalls Industries Inc	3,100	955
Interface Inc, Cl A	110,730	3,278
KBR Inc	39,190	1,370
Kennametal Inc	67,600	2,217
Landstar System Inc	9,683	2,003
Legence Corp, Cl A *	23,140	1,938
Lyft Inc, Cl A *	64,000	903
ManpowerGroup Inc	14,300	452
MasTec Inc *	4,030	1,525
Matson Inc	20,200	3,662
Mercury Systems Inc *	22,233	2,483
Middleby Corp/The *	8,690	1,347
MillerKnoll Inc	67,200	1,087
Mueller Industries Inc	12,500	1,607
Mueller Water Products Inc, Cl A	42,210	1,064
MYR Group Inc *	2,820	1,311
Nextpower Inc, Cl A *	21,700	3,394
Nordson Corp	11,662	3,351
NPK International Inc *	109,171	1,585
nVent Electric PLC	16,845	2,813
NWPX Infrastructure Inc *	23,370	2,757
Oshkosh Corp	27,500	3,575
Owens Corning	19,700	2,479
Paylocity Holding Corp *	12,110	1,392
Pitney Bowes Inc	107,136	1,725

SEI Institutional Investments Trust	75

SCHEDULE OF INVESTMENTS

May 31, 2026

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Proto Labs Inc *	19,180	$1,453
Quad/Graphics Inc, Cl A	86,600	645
RBC Bearings Inc *	12,577	7,194
Rollins Inc	65,258	3,106
Ryder System Inc	15,400	3,863
Science Applications International Corp	12,670	1,320
SPX Technologies Inc *	9,240	2,002
Standex International Corp	4,412	1,222
Sterling Infrastructure Inc *	6,103	5,254
Textron Inc	43,500	3,992
Timken Co/The	10,500	1,344
TransUnion	21,085	1,509
Trinity Industries Inc	35,720	1,159
UFP Industries Inc	11,402	924
UL Solutions Inc, Cl A	15,997	1,592
United Airlines Holdings Inc *	16,200	1,860
V2X Inc *	17,550	1,459
Valmont Industries Inc	8,067	4,193
Veralto Corp	15,069	1,239
Vestis Corp *	108,420	1,401
VSE Corp	10,005	1,852
Watsco Inc	3,920	1,439
WESCO International Inc	7,627	2,755
Zurn Elkay Water Solutions Corp	30,570	1,437
		186,054
Information Technology — 17.9%
Adeia Inc	28,900	772
Advanced Energy Industries Inc	6,450	1,949
Alarm.com Holdings Inc *	21,810	984
Amdocs Ltd	25,900	1,631
Amkor Technology Inc	33,260	2,314
Applied Optoelectronics Inc *	8,823	1,398
Arrow Electronics Inc *	22,820	4,898
Avnet Inc	44,040	3,828
AXT Inc *	12,876	1,328
Bentley Systems Inc, Cl B	71,568	2,336
BILL Holdings Inc *	25,170	932
Calix Inc *	23,760	944
Cirrus Logic Inc *	31,120	5,289
Clear Secure Inc, Cl A	60,647	3,363
Cognex Corp	35,654	2,348
Consensus Cloud Solutions Inc *	258	9
Descartes Systems Group Inc/The *	24,436	1,803
Digi International Inc *	21,350	1,426
Dropbox Inc, Cl A *	94,700	2,546
EPAM Systems Inc *	7,592	778
ePlus Inc	15,140	1,243
F5 Inc *	3,890	1,492
Fabrinet *	5,688	3,721
Fair Isaac Corp *	1,342	1,678
Flex Ltd *	9,160	1,381
FormFactor Inc *	11,670	1,454
Freshworks Inc, Cl A *	98,800	959
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gen Digital Inc	67,400	$1,738
HubSpot Inc *	3,319	732
Ichor Holdings Ltd *	21,131	1,511
InterDigital Inc	5,423	1,367
Jabil Inc	9,230	3,365
Keysight Technologies Inc *	16,138	5,460
Kulicke & Soffa Industries Inc	27,043	2,755
Littelfuse Inc	14,306	6,679
LiveRamp Holdings Inc *	22,852	858
Manhattan Associates Inc *	9,240	1,386
Mirion Technologies Inc, Cl A *	44,230	809
MKS Inc	4,410	1,430
Monolithic Power Systems Inc	2,225	3,485
Napco Security Technologies Inc	36,955	1,387
Navitas Semiconductor Corp, Cl A *	22,185	590
nCino Inc *	70,120	1,128
NetScout Systems Inc *	32,270	1,343
nLight Inc *	22,863	1,695
Nova Ltd *	4,584	2,303
Novanta Inc *	31,787	5,065
Onto Innovation Inc *	10,912	2,818
OSI Systems Inc *	2,966	643
Pegasystems Inc	40,852	1,460
Penguin Solutions Inc *	46,320	2,586
Photronics Inc *	36,750	1,189
Plexus Corp *	15,979	4,288
Power Integrations Inc	28,132	2,363
Qorvo Inc *	14,700	1,522
Ralliant Corp	21,500	1,330
Rambus Inc *	13,954	2,030
RingCentral Inc, Cl A	33,000	1,429
Sanmina Corp *	3,625	941
Skyworks Solutions Inc	26,400	2,055
Synaptics Inc *	8,186	1,124
TD SYNNEX Corp	26,906	7,030
Tenable Holdings Inc *	56,360	1,591
TTM Technologies Inc *	11,510	1,999
Turtle Beach Corp *	47,300	617
Tyler Technologies Inc *	6,921	2,167
UiPath Inc, Cl A *	93,560	1,096
Universal Display Corp	15,584	1,436
Viavi Solutions Inc *	76,087	3,695
Vistance Networks Inc	55,000	686
		143,985
Materials — 4.0%
Albemarle Corp	7,390	1,304
Alcoa Corp	24,950	1,937
AptarGroup Inc	8,537	989
Balchem Corp	24,809	3,888
Cabot Corp	15,600	1,365
Celanese Corp, Cl A	9,200	489
Century Aluminum Co *	20,260	1,337
CF Industries Holdings Inc	13,700	1,539

76	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Compass Minerals International Inc *	51,610	$1,647
Constellium SE, Cl A *	48,010	1,645
Crown Holdings Inc	3,190	303
Eastman Chemical Co	14,200	1,077
Element Solutions Inc	40,940	1,737
Materion Corp	7,120	1,567
NewMarket Corp	3,400	2,630
O-I Glass Inc *	54,500	477
Reliance Inc	5,615	2,138
Royal Gold Inc	6,589	1,479
Sensient Technologies Corp	19,265	2,193
Solstice Advanced Materials Inc	6,905	582
Sonoco Products Co	32,500	1,582
SunCoke Energy Inc	69,900	630
		32,535
Real Estate — 4.5%
American Assets Trust Inc ‡	68,400	1,594
Apple Hospitality REIT Inc ‡	83,300	1,224
Brandywine Realty Trust ‡	80,600	250
Brixmor Property Group Inc ‡	34,700	1,060
CareTrust REIT Inc ‡	84,412	3,446
CoStar Group Inc *	34,253	1,103
CTO Realty Growth Inc ‡	36,630	753
Curbline Properties Corp ‡	42,950	1,251
EPR Properties ‡	27,700	1,580
FirstService Corp	9,912	1,330
Getty Realty Corp ‡	31,500	1,025
Highwoods Properties Inc ‡	26,000	679
Host Hotels & Resorts Inc ‡	110,000	2,528
Industrial Logistics Properties Trust ‡	35,900	322
Innovative Industrial Properties Inc, Cl A ‡	9,200	533
Janus Living Inc, Cl A *‡	91,837	2,458
Jones Lang LaSalle Inc *	3,710	1,047
Kilroy Realty Corp ‡	22,400	768
Kite Realty Group Trust ‡	29,900	820
NETSTREIT Corp ‡	59,940	1,214
Newmark Group Inc, Cl A	62,450	872
Piedmont Realty Trust Inc, Cl A *‡	55,300	459
Regency Centers Corp ‡	13,000	1,006
Ryman Hospitality Properties Inc ‡	16,616	1,913
Sabra Health Care REIT Inc ‡	112,920	2,246
Service Properties Trust ‡	48,500	87
Tanger Inc ‡	33,260	1,200
Terreno Realty Corp ‡	26,470	1,739
Xenia Hotels & Resorts Inc ‡	79,090	1,374
		35,881
Utilities — 1.5%
Brookfield Infrastructure Corp, Cl A	33,280	1,382
Chesapeake Utilities Corp	12,720	1,569
National Fuel Gas Co	11,700	904
NiSource Inc	27,860	1,288
Northwest Natural Holding Co	22,690	1,100
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ONE Gas Inc	14,430	$1,122
Otter Tail Corp	8,400	728
Pinnacle West Capital Corp	11,260	1,123
UGI Corp	75,700	2,643
		11,859

Total Common Stock
(Cost $614,328) ($ Thousands)		782,067

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Government Fund, Institutional Class
3.490%**†	23,418,949	23,419
Total Cash Equivalent
(Cost $23,419) ($ Thousands)		23,419
Total Investments in Securities — 100.2%
(Cost $637,747) ($ Thousands)		$805,486

SEI Institutional Investments Trust	77

SCHEDULE OF INVESTMENTS

May 31, 2026

Small/Mid Cap Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at May 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-Mini	23	Jun-2026	$3,237	$3,363	$126
S&P Mid Cap 400 Index E-Mini	8	Jun-2026	2,926	2,985	59
			$6,163	$6,348	$185

Percentages are based on Net Assets of $804,080 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2026.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	782,067	–	–	782,067
Cash Equivalent	23,419	–	–	23,419
Total Investments in Securities	805,486	–	–	805,486

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	185	–	–	185
Total Other Financial Instruments	185	–	–	185

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$36,436	$200,986	$(214,003)	$—	$—	$23,419	$988	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

78	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2026

U.S. Equity Factor Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.7%
Communication Services — 10.7%
Alphabet Inc, Cl A	342,871	$130,408
Alphabet Inc, Cl C	124,437	46,842
AT&T Inc	1,534,039	38,044
Charter Communications Inc, Cl A *	9,448	1,361
Comcast Corp, Cl A	649,157	16,145
Fox Corp	123,942	7,922
Fox Corp, Cl B	217,864	12,503
Liberty Global Ltd, Cl A *	74,219	928
Match Group Inc	433,827	15,674
Meta Platforms Inc, Cl A	75,553	47,788
Millicom International Cellular SA	136,110	11,618
Netflix Inc *	121,700	10,469
New York Times Co/The, Cl A	130,033	9,780
Nexstar Media Group Inc, Cl A	27,950	4,987
Omnicom Group Inc	192,264	13,980
Sirius XM Holdings Inc	184,724	5,453
T-Mobile US Inc	7,671	1,439
Verizon Communications Inc	846,294	40,461
Yelp Inc, Cl A *	9,843	224
ZoomInfo Technologies Inc, Cl A *	121,280	404
		416,430
Consumer Discretionary — 11.2%
Adient PLC *	8,463	193
Airbnb Inc, Cl A *	59,256	7,899
Amazon.com Inc *	319,375	86,436
American Eagle Outfitters Inc	48,984	774
AutoZone Inc *	2,073	6,085
Bath & Body Works Inc	226,590	4,536
Booking Holdings Inc	62,400	10,448
BorgWarner Inc	208,226	14,955
Boyd Gaming Corp	23,146	1,914
Carnival	165,434	4,642
Covista Inc *	36,431	4,292
Dana Inc	167,609	5,935
Deckers Outdoor Corp *	32,735	3,727
Dillard's Inc, Cl A	2,251	1,329
Domino's Pizza Inc	17,544	5,449
eBay Inc	223,284	24,398
Expedia Group Inc	100,994	22,803
Ford Motor Co	1,572,158	27,418
Frontdoor Inc *	77,317	4,799
Gap Inc/The	54,600	1,155
Garmin Ltd	14,039	3,284
Garrett Motion Inc	128,100	4,197
General Motors Co	390,658	32,518
Goodyear Tire & Rubber Co/The *	270,986	1,653
Graham Holdings Co, Cl B	104	114
Grand Canyon Education Inc *	16,615	2,490
H&R Block Inc	185,103	7,125
Harley-Davidson Inc	108,476	2,623
Hasbro Inc	16,975	1,463
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hilton Grand Vacations Inc *	73,769	$3,837
Laureate Education Inc, Cl A *	32,450	1,038
Lear Corp	51,522	7,374
Macy's Inc	262,761	5,718
McDonald's Corp	24,419	6,818
Monarch Casino & Resort Inc	9,845	1,184
NVR Inc *	149	910
O'Reilly Automotive Inc *	63,479	5,515
Perdoceo Education Corp	39,640	1,283
Phinia Inc	50,267	3,884
PVH Corp	50,412	4,702
Ralph Lauren Corp, Cl A	37,253	13,556
Ross Stores Inc	52,370	12,136
Rush Street Interactive Inc, Cl A *	67,194	1,703
Signet Jewelers Ltd	39,731	3,472
Tapestry Inc	82,743	12,036
Tesla Inc *	2,628	1,145
TJX Cos Inc/The	118,413	18,324
Toll Brothers Inc	13,569	1,880
Travel + Leisure Co	67,508	4,590
Ulta Beauty Inc *	19,279	9,810
Versigent *	88,719	3,914
Williams-Sonoma Inc	13,451	2,738
Yum! Brands Inc	66,822	9,886
		432,107
Consumer Staples — 4.1%
Albertsons Cos Inc, Cl A	425,782	6,646
Altria Group Inc	207,205	14,417
Archer-Daniels-Midland Co	39,482	3,150
Cal-Maine Foods Inc	42,729	3,193
Casey's General Stores Inc	978	750
Church & Dwight Co Inc	4,454	426
Colgate-Palmolive Co	125,527	11,314
Costco Wholesale Corp	2,503	2,394
Darling Ingredients Inc *	16,798	993
General Mills Inc	6,410	217
Hershey Co/The	53,689	10,417
Ingles Markets Inc, Cl A	3,077	272
Ingredion Inc	2,378	241
Keurig Dr Pepper Inc	384,669	11,552
Kraft Heinz Co/The	427,510	10,264
Kroger Co/The	231,357	14,379
Marzetti Company/The	1,172	131
Molson Coors Beverage Co, Cl B	122,641	4,848
Monster Beverage Corp *	236,991	20,874
Philip Morris International Inc	79,726	14,142
Post Holdings Inc *	50,204	4,611
Procter & Gamble Co/The	72,351	10,387
Sysco Corp	24,009	1,820
Walmart Inc	90,025	10,420
		157,858

SEI Institutional Investments Trust	79

SCHEDULE OF INVESTMENTS

May 31, 2026

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Energy — 2.2%
APA Corp	346,002	$12,605
California Resources Corp	62,428	3,701
Chevron Corp	12,383	2,259
Chord Energy Corp	16,328	2,153
CNX Resources Corp *	145,329	4,896
Delek US Holdings Inc	21,649	964
Devon Energy Corp	372,162	16,558
Golar LNG Ltd	32,509	1,617
Halliburton Co	263,292	10,229
HF Sinclair Corp	31,882	2,228
International Seaways Inc	31,215	2,410
Liberty Energy Inc, Cl A	70,703	2,069
Murphy Oil Corp	108,770	3,936
National Energy Services Reunited Corp *	51,953	1,265
Ovintiv Inc	188,098	10,541
Patterson-UTI Energy Inc	238,490	2,674
Scorpio Tankers Inc	54,764	4,080
Weatherford International PLC	17,561	1,820
		86,005
Financials — 11.0%
Affiliated Managers Group Inc	48,012	14,540
Allstate Corp/The	7,088	1,461
Ally Financial Inc	307,113	13,148
American International Group Inc	22,647	1,681
Axis Capital Holdings Ltd	71,773	6,813
Bank of New York Mellon Corp/The	164,009	22,868
Bank of NT Butterfield & Son Ltd/The	62,560	3,532
Bank OZK	109,549	5,301
Blackstone Mortgage Trust Inc, Cl A ‡	75,171	1,374
Bread Financial Holdings Inc	47,142	4,199
Cboe Global Markets Inc	12,735	4,248
Citigroup Inc	170,757	21,498
CNO Financial Group Inc	48,606	2,234
Corebridge Financial Inc	307,249	8,296
Dave Inc *	1,156	327
Donnelley Financial Solutions Inc *	2,884	114
Enova International Inc *	23,703	3,828
Everest Group Ltd	49,647	16,087
EVERTEC Inc	49,227	1,205
First BanCorp/Puerto Rico	159,023	3,813
FirstCash Holdings Inc	25,008	5,500
Flywire Corp *	90,488	1,451
Genworth Financial Inc, Cl A *	274,052	2,346
Global Payments Inc	16,000	1,208
Goldman Sachs Group Inc/The	3,321	3,406
Invesco Ltd	266,027	7,571
Jack Henry & Associates Inc	37,149	5,064
Jackson Financial Inc, Cl A	115,171	11,875
JPMorgan Chase & Co	11,606	3,474
Lincoln National Corp	162,517	5,735
Marex Group PLC	37,040	1,961
Mastercard Inc, Cl A	37,757	18,651
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
MFA Financial Inc ‡	80,615	$774
Moody's Corp	16,564	7,508
Morgan Stanley	12,057	2,508
MSCI Inc, Cl A	2,021	1,276
Nasdaq Inc	68,876	6,372
Navient Corp	65,761	563
NCR Atleos Corp *	68,330	3,048
Nelnet Inc, Cl A	13,448	1,756
Northern Trust Corp	73,286	12,125
OFG Bancorp	42,491	1,936
OneMain Holdings Inc, Cl A	144,264	7,979
Palomar Holdings Inc, Cl A *	18,990	2,033
PNC Financial Services Group Inc/The	19,106	4,225
Popular Inc	64,703	9,610
Prudential Financial Inc	164,438	16,549
Radian Group Inc	149,441	5,103
Regions Financial Corp	220,998	6,188
Reinsurance Group of America Inc, Cl A	53,675	10,775
RenaissanceRe Holdings Ltd	44,904	12,589
Rithm Capital Corp ‡	568,085	5,295
S&P Global Inc	27,941	11,847
SiriusPoint Ltd *	57,989	1,238
State Street Corp	28,299	4,404
Synchrony Financial	278,422	19,891
Travelers Cos Inc/The	3,955	1,154
Unum Group	157,936	13,145
Visa Inc, Cl A	112,967	36,868
W R Berkley Corp	1,171	74
Western Union Co/The	310,907	2,528
WisdomTree Inc	84,303	1,606
Zions Bancorp NA	159,434	9,957
		425,733
Health Care — 9.9%
AbbVie Inc	55,457	12,074
Alignment Healthcare Inc *	51,286	786
Amneal Pharmaceuticals Inc *	93,475	1,231
ANI Pharmaceuticals Inc *	12,631	992
Bridgebio Pharma Inc *	28,455	1,885
BrightSpring Health Services Inc *	99,620	6,145
Bristol-Myers Squibb Co	357,898	20,465
Cardinal Health Inc	154,405	30,387
Cencora Inc	55,923	15,063
Cigna Group/The	14,436	4,005
CVS Health Corp	148,320	13,494
DaVita Inc *	38,047	7,395
Dexcom Inc *	55,557	4,097
Edwards Lifesciences Corp *	67,749	5,858
Elanco Animal Health Inc *	204,503	4,877
Eli Lilly & Co	8,305	9,177
Exelixis Inc *	365,782	18,465
GE HealthCare Technologies Inc	51,902	3,236
Gilead Sciences Inc	158,569	21,316
Guardant Health Inc *	9,584	1,243

80	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
HCA Healthcare Inc	16,574	$6,274
Henry Schein Inc *	3,195	245
IDEXX Laboratories Inc *	12,487	7,037
Incyte Corp *	67,255	6,506
Indivior Pharmaceuticals Inc *	15,593	562
Insulet Corp *	16,598	2,406
Intuitive Surgical Inc *	2,158	916
Ionis Pharmaceuticals Inc *	12,264	938
Jazz Pharmaceuticals PLC *	53,528	12,659
Johnson & Johnson	160,362	36,134
Labcorp Holdings Inc	495	129
McKesson Corp	21,735	16,137
Medtronic PLC	70,724	5,220
Merck & Co Inc	108,294	12,857
Mettler-Toledo International Inc *	4,594	5,424
Neurocrine Biosciences Inc *	18,814	2,978
Pfizer Inc	297,687	7,793
Quest Diagnostics Inc	45,648	8,897
ResMed Inc	27,555	5,251
Royalty Pharma PLC, Cl A	55,782	3,110
STERIS PLC	2,555	543
Stryker Corp	6,406	1,954
Tenet Healthcare Corp *	91,898	16,112
Universal Health Services Inc, Cl B	64,263	9,389
Veeva Systems Inc, Cl A *	31,621	5,513
Vertex Pharmaceuticals Inc *	6,019	2,694
Viatris Inc	1,068,590	17,375
West Pharmaceutical Services Inc	8,659	2,795
Zoetis Inc, Cl A	49,510	3,846
		383,885
Industrials — 9.2%
A O Smith Corp	58,200	3,301
AAR Corp *	10,234	1,153
AECOM	15,406	1,069
Alaska Air Group Inc *	1,169	54
Allegion PLC	9,409	1,224
American Airlines Group Inc *	626,524	9,172
Armstrong World Industries Inc	7,808	1,233
Atkore Inc	32,309	2,675
Automatic Data Processing Inc	2,519	559
Brink's Co/The	34,092	3,546
Broadridge Financial Solutions Inc	7,450	1,145
CACI International Inc, Cl A *	1,615	829
Caterpillar Inc	21,017	18,408
CH Robinson Worldwide Inc	22,284	3,981
Cimpress PLC *	13,127	1,294
Cintas Corp	13,040	2,233
Concentrix Corp	38,374	1,086
CoreCivic Inc *‡	112,145	2,364
Costamare Inc	35,619	548
CSX Corp	25,104	1,136
Cummins Inc	15,602	10,089
Delta Air Lines Inc	217,915	17,974
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Deluxe Corp	33,532	$814
Donaldson Co Inc	66,344	5,432
Dover Corp	14,751	3,118
Expeditors International of Washington Inc	11,740	1,855
Fastenal Co	153,796	6,798
Federal Signal Corp	7,150	763
FedEx Corp	31,083	12,798
Ferguson Enterprises Inc	12,581	2,843
Fluor Corp *	135,562	6,203
FTI Consulting Inc *	443	68
GE Vernova Inc	1,371	1,328
Genpact Ltd	208,380	6,866
Graco Inc	90,310	6,814
Honeywell International Inc	8,296	1,973
Huntington Ingalls Industries Inc	12,818	3,950
Illinois Tool Works Inc	36,671	9,068
ITT Inc	8,897	1,735
Johnson Controls International PLC	23,523	3,153
Kratos Defense & Security Solutions Inc *	9,714	623
Leidos Holdings Inc	103,123	13,179
Lincoln Electric Holdings Inc	25,509	6,594
Lockheed Martin Corp	4,848	2,572
Masco Corp	96,788	6,799
MasTec Inc *	4,656	1,762
Matson Inc	6,334	1,148
Maximus Inc	46,597	2,886
MSA Safety Inc	1,490	247
Nordson Corp	24,018	6,901
nVent Electric PLC	86,349	14,419
OPENLANE Inc *	10,239	390
Otis Worldwide Corp	94,644	6,705
Parker-Hannifin Corp	13,814	11,668
Paychex Inc	14,846	1,440
Pitney Bowes Inc	175,602	2,827
Primoris Services Corp	14,327	1,802
Rockwell Automation Inc	18,032	8,133
Rollins Inc	9,277	442
Ryder System Inc	39,391	9,881
Science Applications International Corp	43,934	4,578
Sensata Technologies Holding PLC	39,909	1,971
SkyWest Inc *	37,513	3,213
Snap-on Inc	24,931	9,255
SPX Technologies Inc *	7,562	1,638
SS&C Technologies Holdings Inc	12,226	825
Trane Technologies PLC	17,281	7,799
Tutor Perini Corp	48,512	3,468
United Airlines Holdings Inc *	194,624	22,343
Veralto Corp	62,793	5,163
Verisk Analytics Inc, Cl A	8,713	1,525
Waste Management Inc	3,698	782
Watts Water Technologies Inc, Cl A	20,889	6,454
Westinghouse Air Brake Technologies Corp	22,146	5,784
Woodward Inc	20,359	7,126

SEI Institutional Investments Trust	81

SCHEDULE OF INVESTMENTS

May 31, 2026

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
WW Grainger Inc	9,150	$11,293
Zurn Elkay Water Solutions Corp	85,397	4,014
		358,301
Information Technology — 35.4%
Accenture PLC, Cl A	2,864	536
Adobe Inc *	124,960	32,391
Advanced Micro Devices Inc *	29,207	15,074
Agilysys Inc *	13,587	1,176
Alarm.com Holdings Inc *	6,151	278
Amdocs Ltd	128,393	8,085
Amkor Technology Inc	104,467	7,267
Amphenol Corp, Cl A	28,516	4,242
Analog Devices Inc	8,450	3,497
Apple Inc	634,682	198,059
Applied Materials Inc	19,659	8,848
AppLovin Corp, Cl A *	6,812	4,176
Arrow Electronics Inc *	58,949	12,652
Autodesk Inc *	64,882	15,008
Avnet Inc	85,028	7,392
Belden Inc	18,783	1,974
BILL Holdings Inc *	49,156	1,820
Broadcom Inc	117,900	52,674
Cadence Design Systems Inc *	2,955	1,108
Ciena Corp *	2,302	1,336
Cirrus Logic Inc *	70,782	12,029
Cisco Systems Inc	357,115	43,004
Clear Secure Inc, Cl A	61,863	3,430
Cognizant Technology Solutions Corp, Cl A	410,014	22,860
Consensus Cloud Solutions Inc *	11,449	393
Corning Inc	26,299	4,764
Dell Technologies Inc, Cl C	126,590	53,283
DocuSign Inc, Cl A *	105,652	5,549
Dolby Laboratories Inc, Cl A	107,144	5,980
Dropbox Inc, Cl A *	195,290	5,249
DXC Technology Co *	145,717	1,444
F5 Inc *	36,973	14,177
Fair Isaac Corp *	274	343
Flex Ltd *	206,568	31,146
Fortinet Inc *	46,791	6,456
Freshworks Inc, Cl A *	126,443	1,228
Gen Digital Inc	644,185	16,614
GoDaddy Inc, Cl A *	16,673	1,431
Guidewire Software Inc *	19,816	3,025
Hewlett Packard Enterprise Co	701,235	30,181
HP Inc	904,628	24,461
Intel Corp *	46,654	5,350
InterDigital Inc	871	220
International Business Machines Corp	45,377	13,513
Intuit Inc	20,349	6,746
Jabil Inc	64,259	23,426
KLA Corp	2,787	5,356
Lam Research Corp	80,842	25,722
Lumentum Holdings Inc *	1,184	1,012
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
MACOM Technology Solutions Holdings Inc *	11,175	$4,075
Manhattan Associates Inc *	31,182	4,679
Marvell Technology Inc	27,527	5,643
Micron Technology Inc	80,505	78,170
Microsoft Corp	316,976	142,715
MongoDB Inc, Cl A *	5,981	2,007
Motorola Solutions Inc	19,201	7,743
NetApp Inc	206,306	35,957
NetScout Systems Inc *	77,464	3,224
NVIDIA Corp	882,289	186,287
Oracle Corp	8,882	2,005
Palantir Technologies Inc, Cl A *	83,324	13,044
Pegasystems Inc	89,220	3,188
Photronics Inc *	62,093	2,009
PTC Inc *	17,100	2,372
QUALCOMM Inc	66,469	16,685
RingCentral Inc, Cl A	51,861	2,246
Roper Technologies Inc	11,845	3,856
Samsara Inc, Cl A *	202,117	7,072
SanDisk Corp *	1,473	2,497
Sanmina Corp *	38,886	10,100
SiTime Corp *	1,906	1,354
Skyworks Solutions Inc	110,766	8,623
Snowflake Inc, Cl A *	13,666	3,492
TD SYNNEX Corp	46,392	12,121
Teledyne Technologies Inc *	6,068	3,761
Teradata Corp *	64,337	2,191
Teradyne Inc	4,122	1,543
TTM Technologies Inc *	8,188	1,422
Twilio Inc, Cl A *	18,857	3,595
Ubiquiti Inc	38	22
VeriSign Inc	44,836	12,795
Viavi Solutions Inc *	58,343	2,833
Vistance Networks Inc	264,564	3,302
Vontier Corp	143,193	4,064
Western Digital Corp	7,699	4,090
Zoom Communications Inc, Cl A *	253,445	25,748
		1,372,515
Materials — 2.0%
Albemarle Corp	5,826	1,028
Alcoa Corp	229,505	17,819
Anglogold Ashanti PLC	68,573	6,641
AptarGroup Inc	3,433	398
Avery Dennison Corp	4,549	724
Ball Corp	15,311	837
CF Industries Holdings Inc	14,328	1,610
Constellium SE, Cl A *	53,660	1,838
Crown Holdings Inc	111,118	10,565
Newmont Corp	262,690	28,846
O-I Glass Inc *	146,890	1,285
Sensient Technologies Corp	17,394	1,980

82	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Sonoco Products Co	111,547	$5,430
		79,001
Real Estate — 0.2%
American Healthcare REIT Inc ‡	29,653	1,450
CBRE Group Inc, Cl A *	22,911	2,865
Simon Property Group Inc ‡	13,626	2,792
		7,107
Utilities — 2.8%
American Electric Power Co Inc	61,688	7,814
Clearway Energy Inc, Cl C	63,154	2,599
Consolidated Edison Inc	147,564	15,587
Edison International	261,903	18,318
Entergy Corp	70,702	7,710
Exelon Corp	388,792	17,745
FirstEnergy Corp	202,867	9,411
Hawaiian Electric Industries Inc *	167,869	2,233
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
National Fuel Gas Co	1,235	$95
NRG Energy Inc	41,108	5,512
PG&E Corp	662,992	10,833
Portland General Electric Co	124,815	6,256
UGI Corp	153,933	5,375
		109,488
Total Common Stock
(Cost $2,785,533) ($ Thousands)		3,828,430

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
3.490%**†	30,518,905	30,519
Total Cash Equivalent
(Cost $30,519) ($ Thousands)		30,519
Total Investments in Securities — 99.5%
(Cost $2,816,052) ($ Thousands)		$3,858,949

A list of the open futures contracts held by the Fund at May 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts S&P 500 Index E-Mini	100	Jun-2026	$37,263	$37,979	$716

Percentages are based on Net Assets of $3,880,131 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2026.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	3,828,430	–	–	3,828,430
Cash Equivalent	30,519	–	–	30,519
Total Investments in Securities	3,858,949	–	–	3,858,949

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	716	–	–	716
Total Other Financial Instruments	716	–	–	716

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

SEI Institutional Investments Trust	83

SCHEDULE OF INVESTMENTS

May 31, 2026

U.S. Equity Factor Allocation Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$38,528	$538,644	$(546,653)	$—	$—	$30,519	$1,110	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

84	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2026

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.7%

Communication Services — 10.0%
Alphabet Inc, Cl A	10,492	$3,990
AT&T Inc	272,690	6,763
Bandwidth Inc, Cl A *	1,774	115
Comcast Corp, Cl A	180,565	4,491
Electronic Arts Inc	8,663	1,747
Fox Corp	29,100	1,860
IAC Inc *	10,563	474
Meta Platforms Inc, Cl A	4,621	2,923
New York Times Co/The, Cl A	25,127	1,890
Quebecor Inc, Cl B	22,000	1,068
T-Mobile US Inc	16,898	3,169
Verizon Communications Inc	160,614	7,679
Versant Media Group Inc	3,220	139
Walt Disney Co/The	10,328	1,052
Yelp Inc, Cl A *	43,197	985
		38,345
Consumer Discretionary — 5.8%
ADT Inc	153,400	1,029
Amazon.com Inc *	13,958	3,778
Autoliv Inc	14,600	1,856
BorgWarner Inc	47,300	3,397
Boyd Gaming Corp	10,600	876
Canadian Tire Corp Ltd, Cl A	10,000	1,284
eBay Inc	18,814	2,056
Graham Holdings Co, Cl B	404	443
H&R Block Inc	37,500	1,443
Honda Motor Co Ltd ADR	47,700	1,288
La-Z-Boy Inc	18,900	710
Lear Corp	6,900	988
Mattel Inc *	56,900	850
Murphy USA Inc	1,300	658
Service Corp International/US	21,510	1,617
		22,273
Consumer Staples — 13.2%
Albertsons Cos Inc, Cl A	155,700	2,430
Altria Group Inc	68,906	4,794
Archer-Daniels-Midland Co	35,680	2,847
Central Garden & Pet Co, Cl A *	35,300	1,205
Church & Dwight Co Inc	19,634	1,878
Clorox Co/The	530	48
Coca-Cola Co/The	33,622	2,656
Coca-Cola Consolidated Inc	502	87
Colgate-Palmolive Co	23,782	2,143
Costco Wholesale Corp	3,021	2,889
Darling Ingredients Inc *	15,820	935
Dole PLC	28,900	404
Fresh Del Monte Produce Inc	28,481	915
Hershey Co/The	5,063	982
Ingredion Inc	37,821	3,837
Kimberly-Clark Corp	11,627	1,135
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Kraft Heinz Co/The	89,900	$2,159
Kroger Co/The	23,600	1,467
Marzetti Company/The	5,800	649
Molson Coors Beverage Co, Cl B	41,500	1,641
Mondelez International Inc, Cl A	2,942	180
Monster Beverage Corp *	25,633	2,258
PepsiCo Inc	15,932	2,297
Philip Morris International Inc	15,404	2,732
Post Holdings Inc *	13,500	1,240
Procter & Gamble Co/The	19,154	2,750
Tyson Foods Inc, Cl A	17,663	1,078
Walmart Inc	25,912	2,999
		50,635
Energy — 5.2%
Chevron Corp	14,543	2,654
ConocoPhillips	6,098	695
EOG Resources Inc	28,340	3,780
Exxon Mobil Corp	44,876	6,519
Marathon Petroleum Corp	15,157	3,771
Phillips 66	9,121	1,604
Valero Energy Corp	3,862	945
		19,968
Financials — 9.3%
Allstate Corp/The	8,600	1,772
American International Group Inc	23,410	1,738
Axis Capital Holdings Ltd	18,700	1,775
Bank of New York Mellon Corp/The	18,000	2,510
Berkshire Hathaway Inc, Cl B *	7,723	3,664
Canadian Imperial Bank of Commerce	9,800	1,071
Citigroup Inc	31,600	3,978
Enact Holdings Inc	27,000	1,128
Everest Group Ltd	2,700	875
Federated Hermes Inc, Cl B	32,500	1,822
JPMorgan Chase & Co	6,780	2,029
Loews Corp	14,762	1,529
Marsh & McLennan Cos Inc	5,736	918
Old Republic International Corp	57,100	2,126
RenaissanceRe Holdings Ltd	7,200	2,019
State Street Corp	21,900	3,408
Travelers Cos Inc/The	3,012	879
Voya Financial Inc	13,000	1,056
Western Union Co/The	194,500	1,581
		35,878
Health Care — 17.7%
Abbott Laboratories	24,659	2,111
AbbVie Inc	13,708	2,984
BioMarin Pharmaceutical Inc *	2,263	130
Bristol-Myers Squibb Co	120,424	6,886
Cardinal Health Inc	9,648	1,899
Centene Corp *	7,973	475
Chemed Corp	4,346	1,853

SEI Institutional Investments Trust	85

SCHEDULE OF INVESTMENTS

May 31, 2026

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cigna Group/The	13,519	$3,750
CVS Health Corp	15,300	1,392
Elevance Health Inc	1,739	684
Encompass Health Corp	8,919	944
Ensign Group Inc/The	1,466	246
Exelixis Inc *	43,618	2,202
Gilead Sciences Inc	6,800	914
HCA Healthcare Inc	4,466	1,691
HealthStream Inc	47,462	1,185
Incyte Corp *	44,198	4,276
Jazz Pharmaceuticals PLC *	13,385	3,165
Johnson & Johnson	20,296	4,573
McKesson Corp	2,743	2,037
Merck & Co Inc	44,649	5,301
Neurocrine Biosciences Inc *	11,238	1,779
Pfizer Inc	224,358	5,874
Regeneron Pharmaceuticals Inc	2,561	1,574
Royalty Pharma PLC, Cl A	14,267	796
Stryker Corp	4,905	1,496
United Therapeutics Corp *	2,903	1,616
UnitedHealth Group Inc	2,288	870
Veeva Systems Inc, Cl A *	11,929	2,080
Vertex Pharmaceuticals Inc *	3,254	1,456
Viatris Inc	114,258	1,858
		68,097
Industrials — 3.8%
ABM Industries Inc	12,900	504
Allison Transmission Holdings Inc	10,600	1,203
Brink's Co/The	6,200	645
Cintas Corp	7,310	1,252
Genpact Ltd	40,600	1,338
Korn Ferry	19,300	1,351
Leidos Holdings Inc	9,400	1,201
Maximus Inc	16,800	1,040
Republic Services Inc, Cl A	9,314	1,867
Science Applications International Corp	11,600	1,209
Textron Inc	30,600	2,808
		14,418
Information Technology — 24.4%
Adobe Inc *	10,751	2,787
Alarm.com Holdings Inc *	67,426	3,042
Amdocs Ltd	51,600	3,249
Analog Devices Inc	3,574	1,479
Apple Inc	13,590	4,241
Applied Materials Inc	6,769	3,047
Arrow Electronics Inc *	15,800	3,391
Autodesk Inc *	1,586	367
Avnet Inc	36,000	3,130
Box Inc, Cl A *	74,445	2,007
Canon Inc ADR	48,100	1,279
Cirrus Logic Inc *	8,894	1,512
Cisco Systems Inc	78,978	9,511
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cognizant Technology Solutions Corp, Cl A	36,900	$2,057
CommVault Systems Inc *	3,675	436
Diebold Nixdorf Inc *	13,570	1,101
Dolby Laboratories Inc, Cl A	34,103	1,903
Dropbox Inc, Cl A *	136,208	3,661
Dynatrace Inc *	2,508	107
Fortinet Inc *	19,268	2,658
Gen Digital Inc	80,000	2,063
Hewlett Packard Enterprise Co	76,200	3,280
HP Inc	109,200	2,953
InterDigital Inc	778	196
Keysight Technologies Inc *	4,328	1,464
KLA Corp	1,281	2,462
Lam Research Corp	195	62
Microsoft Corp	8,767	3,947
Motorola Solutions Inc	5,116	2,063
NetApp Inc	20,200	3,521
NetScout Systems Inc *	55,300	2,302
Open Text Corp	61,500	1,463
Progress Software Corp *	26,900	883
QUALCOMM Inc	2,487	624
Qualys Inc *	18,082	1,976
RingCentral Inc, Cl A	3,256	141
Roper Technologies Inc	3,791	1,234
TD SYNNEX Corp	15,200	3,971
TE Connectivity PLC	6,934	1,480
Telefonaktiebolaget LM Ericsson ADR	101,065	1,320
Texas Instruments Inc	7,491	2,290
Vontier Corp	26,400	749
Zoom Communications Inc, Cl A *	24,107	2,449
		93,858
Materials — 2.4%
CF Industries Holdings Inc	19,200	2,157
Crown Holdings Inc	15,300	1,455
NewMarket Corp	2,700	2,088
Newmont Corp	13,994	1,537
Sonoco Products Co	37,300	1,816
		9,053
Real Estate — 0.5%
Broadstone Net Lease Inc, Cl A ‡	37,800	765
EPR Properties ‡	18,910	1,079
		1,844
Utilities — 5.4%
Ameren Corp	8,879	959
American Electric Power Co Inc	21,320	2,701
Avista Corp	18,500	767
Duke Energy Corp	26,513	3,254
Eversource Energy	32,000	2,185
Exelon Corp	39,000	1,780
National Fuel Gas Co	12,893	996
New Jersey Resources Corp	19,900	1,099

86	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
OGE Energy Corp	18,320	$865
ONE Gas Inc	3,442	268
Pinnacle West Capital Corp	11,400	1,137
Portland General Electric Co	22,274	1,116
Southern Co/The	22,471	2,068
UGI Corp	48,800	1,704
		20,899
Total Common Stock
(Cost $323,480) ($ Thousands)		375,268
CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Institutional Class
3.490%**†	7,966,324	7,966
Total Cash Equivalent
(Cost $7,966) ($ Thousands)		7,966
Total Investments in Securities — 99.8%
(Cost $331,446) ($ Thousands)		$383,234

A list of the open futures contracts held by the Fund at May 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-Mini	10	Jun-2026	$3,557	$3,798	$241

Percentages are based on Net Assets of $384,056 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2026.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	375,268	–	–	375,268
Cash Equivalent	7,966	–	–	7,966
Total Investments in Securities	383,234	–	–	383,234

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	241	–	–	241
Total Other Financial Instruments	241	–	–	241

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust	87

SCHEDULE OF INVESTMENTS

May 31, 2026

U.S. Managed Volatility Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$12,903	$135,547	$(140,484)	$—	$—	$7,966	$263	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

88	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2026

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.8%
Australia — 0.6%
Financials — 0.3%
QBE Insurance Group Ltd	337,800	$5,495

Industrials — 0.3%
Aurizon Holdings Ltd	1,569,800	4,729
Total Australia		10,224
Austria — 0.4%
Communication Services — 0.0%
Telekom Austria AG, Cl A	38,558	442

Energy — 0.1%
OMV AG	20,941	1,508

Financials — 0.1%
UNIQA Insurance Group AG	42,880	857

Industrials — 0.2%
ANDRITZ AG	46,700	4,249
Total Austria		7,056
Belgium — 0.5%
Consumer Staples — 0.1%
Colruyt Group N.V	75,325	2,917

Financials — 0.4%
Ageas SA/NV	88,500	6,860
Total Belgium		9,777
Brazil — 0.5%
Materials — 0.5%
Yara International ASA	160,717	8,736

Canada — 5.3%
Communication Services — 0.6%
Cogeco Communications Inc	58,200	2,840
Quebecor Inc, Cl B	167,100	8,115
		10,955
Consumer Discretionary — 0.2%
Canadian Tire Corp Ltd, Cl A	33,900	4,353

Consumer Staples — 0.8%
Empire Co Ltd, Cl Common Subs. Receipt	184,042	6,532
George Weston Ltd	83,834	5,877
Metro Inc/CN, Cl A	34,800	2,235
		14,644
Energy — 0.5%
Suncor Energy Inc	143,200	8,958

Financials — 2.9%
Bank of Nova Scotia/The	216,000	17,345
Canadian Imperial Bank of Commerce	83,500	9,122
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Great-West Lifeco Inc	66,500	$3,885
Manulife Financial Corp, Cl Common Subs. Receipt	72,600	2,779
National Bank of Canada	20,400	2,982
Royal Bank of Canada	18,700	3,590
Toronto-Dominion Bank/The	112,100	12,837
		52,540
Information Technology — 0.3%
Open Text Corp	204,900	4,876

Utilities — 0.0%
Atco Ltd/Canada, Cl I	4,900	242
Total Canada		96,568
China — 0.0%
Communication Services — 0.0%
CITIC Telecom International Holdings Ltd	890,734	305

Denmark — 0.5%
Consumer Staples — 0.1%
Scandinavian Tobacco Group A/S	26,993	297
Schouw & Co A/S	13,500	1,392
		1,689
Financials — 0.4%
Danske Bank A/S	148,500	7,815

Industrials — 0.0%
ISS A/S	5,428	224
Total Denmark		9,728
Finland — 0.5%
Consumer Staples — 0.0%
HKFoods Oyj, Cl A	16,820	32
Olvi Oyj, Cl A	980	37
Raisio Oyj, Cl V	66,239	199
		268
Health Care — 0.2%
Orion Oyj, Cl B	51,720	4,322

Industrials — 0.0%
Posti Group	633	7
Raute Oyj, Cl A	2,158	38
		45
Information Technology — 0.3%
Nokia Oyj	52,138	766
Tieto Oyj	158,700	3,820
		4,586
Total Finland		9,221

SEI Institutional Investments Trust	89

SCHEDULE OF INVESTMENTS

May 31, 2026

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
France — 2.2%
Communication Services — 0.2%
Orange SA	125,300	$2,622

Consumer Discretionary — 0.2%
Cie Generale des Etablissements Michelin SCA	117,900	4,306

Consumer Staples — 0.3%
Carrefour SA	209,652	3,923
Danone SA	24,242	1,724
		5,647
Energy — 0.7%
TotalEnergies SE	136,100	11,948

Industrials — 0.6%
Eiffage SA	35,500	5,140
Societe BIC SA	77,200	5,241
		10,381
Information Technology — 0.0%
74Software *	1,389	62

Utilities — 0.2%
Engie SA	131,200	4,049
Total France		39,015
Germany — 0.7%
Consumer Discretionary — 0.2%
Bayerische Motoren Werke AG	45,600	3,969

Financials — 0.5%
Allianz SE	9,700	4,301
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	8,300	4,361
		8,662
Industrials — 0.0%
Pfeiffer Vacuum Technology AG	2,880	559

Information Technology — 0.0%
Adtran Networks	929	25
Total Germany		13,215
Hong Kong — 2.2%
Communication Services — 0.8%
HKT Trust & HKT Ltd	6,213,000	9,598
Hutchison Telecommunications Hong Kong Holdings	4,827,045	696
PCCW Ltd	5,423,000	3,938
SmarTone Telecommunications Holdings Ltd	140,164	85
		14,317
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Discretionary — 0.0%
Lever Style	12,000	$2
Yue Yuen Industrial Holdings Ltd	22	–
		2
Consumer Staples — 0.5%
Best Mart 360 Holdings	200,000	44
WH Group Ltd	8,597,500	9,921
		9,965
Industrials — 0.4%
Cathay Pacific Airways Ltd	3,755,000	6,370
Transport International Holdings Ltd	13,200	16
		6,386
Information Technology — 0.1%
VTech Holdings Ltd	282,433	1,846

Real Estate — 0.0%
Chinney Investments Ltd *	88,000	7
Sun Hung Kai Properties Ltd	160	3
		10
Utilities — 0.4%
CLP Holdings Ltd	214,000	2,088
HK Electric Investments & HK Electric Investments Ltd	4,447,000	3,660
Power Assets Holdings Ltd	81,000	621
		6,369
Total Hong Kong		38,895
Israel — 1.2%
Communication Services — 0.4%
Bezeq The Israeli Telecommunication Corp Ltd	2,574,267	7,343

Consumer Staples — 0.3%
Neto ME Holdings Ltd *	776	72
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	23,196	3,281
Strauss Group Ltd	18,385	793
Tiv Taam Holdings 1 Ltd	43,203	201
		4,347
Financials — 0.0%
FIBI Holdings Ltd	5,079	561

Information Technology — 0.5%
Check Point Software Technologies Ltd *	45,341	6,124
Ituran Location and Control	33,673	2,207
Radware Ltd *	48,163	1,461
		9,792
Total Israel		22,043

90	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Italy — 2.4%
Communication Services — 0.0%
RAI Way	3,679	$24

Consumer Discretionary — 0.3%
Pirelli & C SpA	768,700	5,653

Energy — 1.1%
Eni SpA	778,481	20,377

Health Care — 0.0%
Philogen SpA	989	27

Utilities — 1.0%
A2A SpA	2,477,500	6,498
Edison	68,480	161
Enel SpA	271,810	3,052
Hera SpA	74,113	333
Terna - Rete Elettrica Nazionale	680,949	7,827
		17,871
Total Italy		43,952
Japan — 7.2%
Communication Services — 0.6%
Asahi Net	4,000	15
AUTOSERVER	1,800	32
Daiichikosho Co Ltd	7,400	76
ITmedia Inc	2,100	16
Marvelous Inc	53,500	154
NTT	9,190,300	8,627
Okinawa Cellular Telephone Co	39,344	877
Wowow Inc	10,676	68
Zenrin Co Ltd	54,000	304
		10,169
Consumer Discretionary — 0.5%
AB&Company Co Ltd	3,100	23
Asahi Co Ltd	28,300	225
Asante Inc	15,700	131
Autobacs Seven Co Ltd	91,600	856
Bell-Park Co Ltd	4,600	80
B-R31 Ice Cream, Cl R	6,900	179
Doshisha Co Ltd	6,100	113
ESTELLE Holdings Co Ltd	6,000	22
Gakkyusha Co Ltd	6,100	97
I K K Holdings Inc	14,300	72
Komeri Co Ltd	2,500	54
Maruzen CHI Holdings	16,900	38
MrMax Holdings Ltd	6,400	29
Nagase Brothers	8,400	120
Nichirin Co Ltd	2,800	73
Ozu Corp	2,400	26
Riso Kyoiku Co Ltd	20,900	25
Sankyo Co Ltd	206,400	2,092
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Step	4,400	$61
VT Holdings Co Ltd	15,200	42
Yamada Holdings Co Ltd	1,204,900	4,727
		9,085
Consumer Staples — 1.9%
Ahjikan Co Ltd	5,308	46
Arcs Co Ltd	66,100	1,343
Axial Retailing Inc	73,000	478
Belc Co Ltd	7,200	281
Blue Zones	36,000	392
Cawachi Ltd	39,100	806
Create SD Holdings Co Ltd	5,600	113
Delica Foods Holdings	4,700	24
Earth Corp	37,000	1,092
Ebara Foods Industry Inc	1,600	24
Eco's Co Ltd/Japan	1,200	17
Ezaki Glico Co Ltd	39,900	1,362
Feed One Co Ltd	15,000	113
Fujicco Co Ltd	11,100	105
Heiwado Co Ltd	80,400	1,260
Hokkaido Coca-Cola Bottling	5,900	159
Hokuto Corp	64,700	739
House Foods Group Inc	111,300	2,387
Imuraya Group	6,600	93
Itoham Yonekyu Holdings Inc	12,520	386
Iwatsuka Confectionery	1,200	23
J-Oil Mills Inc	87,000	1,080
Kaneko Seeds	2,900	25
Kato Sangyo Co Ltd	9,300	342
Kenko Mayonnaise	3,400	41
Kewpie Corp	11,500	291
Life Corp	4,400	68
Lion Corp	140,900	1,432
Marudai Food Co Ltd	36,900	529
Maxvalu Tokai	4,400	92
Megmilk Snow Brand Co Ltd	63,600	1,394
MEIJI Holdings Co Ltd	91,500	2,161
Mitsui DM Sugar Holdings Co Ltd	40,900	834
Miyoshi Oil & Fat Co Ltd	18,318	223
Morinaga & Co Ltd/Japan	83,600	1,306
Nakamuraya	6,100	118
Nippn Corp	125,500	2,099
Nisshin Oillio Group Ltd/The	17,547	193
Nisshin Seifun Group Inc	75,100	926
Noevir Holdings	22,400	615
Okuwa Co Ltd	35,200	174
OUG Holdings Inc	2,682	72
Pigeon Corp	35,800	420
Prima Meat Packers Ltd	53,900	816
Riken Vitamin Co Ltd	43,300	763
S&B Foods	6,200	219
Sakata Seed	44,300	1,149
San-A Co Ltd, Cl A	109,600	2,138

SEI Institutional Investments Trust	91

SCHEDULE OF INVESTMENTS

May 31, 2026

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Showa Sangyo Co Ltd	71,000	$1,418
ST Corp	30,800	282
Sundrug Co Ltd	23,700	540
Torigoe	5,400	37
Unicafe Inc	9,700	66
Uoriki Co Ltd	3,000	41
Valor Holdings Co Ltd	40,800	879
Warabeya Nichiyo Holdings	1,600	27
Yamaya Corp	6,700	90
		34,143
Energy — 0.3%
ENEOS Holdings Inc	458,700	3,760
Itochu Enex Co Ltd	15,200	187
Sala	20,900	127
San-Ai Oil Co Ltd	46,300	617
		4,691
Financials — 0.0%
Tomato Bank	3,500	33

Health Care — 0.6%
BML	1,600	35
Create Medic Co Ltd	2,784	20
France Bed Holdings Co Ltd	33,200	256
Fuso Pharmaceutical Industries Ltd	2,300	29
H.U. Group Holdings Inc	8,200	161
Japan Lifeline Co Ltd	14,600	122
Kaken Pharmaceutical Co Ltd	34,400	860
Kyorin Pharmaceutical Co Ltd	45,100	358
Kyowa Kirin Co Ltd	62,400	981
Takeda Pharmaceutical Co Ltd	210,200	6,713
Vital KSK Holdings Inc	9,700	100
ZERIA Pharmaceutical Co Ltd	76,100	1,095
		10,730
Industrials — 1.0%
Aichi Electric Co Ltd	2,800	148
Artner Co Ltd	3,900	48
Gakken Holdings Co Ltd	25,600	154
Idec Corp/Japan	3,800	83
Inaba Seisakusho	24,300	263
King Jim Co Ltd	4,900	24
Kitano Construction Corp	5,200	33
Mabuchi Motor Co Ltd	38,800	378
Meitec Corp	14,000	265
Nakabayashi	14,200	50
Nakamoto Packs	2,000	24
NGK Insulators Ltd	65,300	2,588
Nichiban	1,900	22
Nikko Co Ltd/Hyogo	18,800	101
Nippon Carbon Co Ltd	25,800	768
NIPPON EXPRESS HOLDINGS INC	163,200	5,388
Nitto Kogyo Corp	15,100	448
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nittoc Construction Co Ltd	28,300	$197
NS Tool	4,700	26
Oiles Corp	10,000	161
Oriental Shiraishi	60,200	123
Raito Kogyo Co Ltd	23,200	591
Sakai Moving Service Co Ltd	7,900	142
Sekisui Chemical Co Ltd	278,400	4,005
Studio Alice Co Ltd	5,900	66
Taisei Oncho	1,300	42
TKC Corp	7,400	159
TOKAI Holdings Corp	89,400	620
Tokyu Construction Co Ltd	115,600	860
Zaoh Co Ltd	2,000	31
		17,808
Information Technology — 1.8%
Ai Holdings Corp	3,600	63
Amano Corp	27,100	608
Arisawa Manufacturing	37,700	547
Brother Industries Ltd	300,200	7,066
Canon Inc	270,700	7,202
Canon Marketing Japan Inc	6,600	147
Citizen Watch Co Ltd	129,600	1,885
Daitron Co Ltd	2,400	54
Daiwabo Holdings Co Ltd	141,300	3,036
Ebase Co Ltd	8,500	21
Elecom Co Ltd	36,000	385
Focus Systems	6,600	65
Justsystems Corp	3,300	85
Miroku Jyoho Service Co Ltd	8,900	95
Nihon Denkei Co Ltd	2,500	40
Nippon Ceramic Co Ltd	25,500	638
Nippon Signal	32,300	322
Ryoden Trading	1,300	31
Seiko Epson Corp	490,400	9,024
Shindengen Electric Manufacturing Co Ltd	5,000	112
SRA Holdings	8,100	230
Sun-Wa Technos Corp	6,700	162
Suzuden	3,100	40
TAKEBISHI CORP	4,700	71
Trend Micro Inc/Japan	45,200	1,714
		33,643
Materials — 0.5%
Achilles Corp	2,300	18
Aica Kogyo Co Ltd	34,500	747
Asahi Kasei Corp	395,800	4,442
Dainichiseika Color & Chemicals Manufacturing Co Ltd	30,000	198
Fumakilla	8,700	63
Harima Chemicals Group	11,800	77
JSP Corp	29,300	475
Kaneka	2,900	101
Kuriyama Holdings	8,700	86

92	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nicca Chemical Co Ltd	2,900	$32
Nippon Kayaku Co Ltd	12,100	162
Nippon Shokubai Co Ltd	80,900	1,047
Okaya	800	24
Sanyo Chemical Industries Ltd	57,600	1,894
SK Kaken	500	31
Sumitomo Seika Chemicals Co Ltd	16,000	134
Taisei Lamick Group Head Quarter & Innovation	1,800	25
Toagosei Co Ltd	19,500	215
Toyobo	29,700	337
		10,108
Real Estate — 0.0%
Anabuki Kosan Inc	1,600	25

Utilities — 0.0%
Okinawa Electric Power Co Inc/The	15,400	88
Shizuoka Gas	10,500	81
		169
Total Japan		130,604
Netherlands — 2.3%
Communication Services — 0.6%
Koninklijke KPN NV	2,087,475	10,879

Consumer Staples — 0.9%
Acomo NV	28,198	780
Koninklijke Ahold Delhaize NV	336,247	14,193
		14,973
Financials — 0.8%
ASR Nederland NV	59,811	4,479
NN Group NV	123,900	10,348
		14,827
Information Technology — 0.0%
Nedap NV	3,342	371
Total Netherlands		41,050
New Zealand — 0.0%
Consumer Staples — 0.0%
Scales	10,225	38

Energy — 0.0%
Channel Infrastructure NZ Ltd	78,305	148

Utilities — 0.0%
Genesis Energy Ltd	60,676	91
Total New Zealand		277
Norway — 0.9%
Communication Services — 0.5%
Telenor ASA	589,273	9,641
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 0.4%
Orkla ASA	606,614	$6,401

Energy — 0.0%
Var Energi ASA	148,082	730

Financials — 0.0%
SpareBank 1 SMN	2,503	52
Sparebanken More	280	4
		56
Industrials — 0.0%
Moreld AS	14,691	30
Veidekke ASA	6,922	135
Wilh Wilhelmsen Holding ASA, Cl B	650	45
		210
Information Technology — 0.0%
Appear *	5,546	47
Total Norway		17,085
Portugal — 0.1%
Communication Services — 0.1%
NOS SGPS SA	99,993	615

Consumer Staples — 0.0%
Sonae SGPS SA	236,465	525

Utilities — 0.0%
REN - Redes Energeticas Nacionais SGPS SA	116,567	482
Total Portugal		1,622
Singapore — 1.2%
Communication Services — 0.0%
Singapore Telecommunications Ltd	64,500	220

Consumer Staples — 0.2%
Sheng Siong Group Ltd	1,609,633	3,848

Financials — 0.8%
DBS Group Holdings Ltd	82,320	4,058
Oversea-Chinese Banking Corp Ltd	317,800	5,837
Singapore Exchange Ltd	19,300	331
United Overseas Bank Ltd	133,400	3,933
		14,159
Health Care — 0.0%
Haw Par	19,700	238

Industrials — 0.2%
BRC Asia Ltd	7,800	28
Jardine Cycle & Carriage Ltd	149,200	3,461
Vicom	26,700	37
		3,526

SEI Institutional Investments Trust	93

SCHEDULE OF INVESTMENTS

May 31, 2026

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 0.0%
Info-Tech Systems Integrators Pte	91,600	$66
Total Singapore		22,057
Spain — 2.4%
Consumer Staples — 0.1%
Ebro Foods SA	50,111	1,051

Energy — 0.4%
Repsol SA	305,879	7,901

Health Care — 0.0%
Clinica Baviera SA	403	27
Faes Farma	49,670	270
		297
Industrials — 0.7%
Logista Integral SA	297,968	11,630

Materials — 0.0%
Miquel y Costas & Miquel SA	2,889	47

Utilities — 1.2%
Endesa SA	476,642	19,946
Naturgy Energy Group SA	75,705	2,509
		22,455
Total Spain		43,381
Sweden — 3.1%
Communication Services — 0.5%
Telia Co AB	1,673,273	8,969

Consumer Discretionary — 0.4%
Autoliv Inc	53,992	6,863

Consumer Staples — 0.2%
Essity AB, Cl B	120,000	3,365
Scandi Standard	13,036	195
		3,560
Financials — 1.1%
Svenska Handelsbanken AB, Cl A	675,400	9,969
Swedbank AB, Cl A	254,700	9,405
		19,374
Information Technology — 0.9%
Telefonaktiebolaget LM Ericsson, Cl B	1,308,406	17,062
Total Sweden		55,828
Switzerland — 3.5%
Communication Services — 0.5%
APG SGA	798	186
Swisscom AG	10,400	8,893
		9,079
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 0.0%
Bell Food Group AG	1,201	$270
Emmi AG	143	158
		428
Financials — 0.0%
Basellandschaftliche Kantonalbank	135	186
Walliser Kantonalbank	172	35
		221
Health Care — 1.9%
Galderma Group AG	5,622	1,188
Galenica	12,074	1,286
Novartis AG	137,179	20,612
Roche Holding AG	26,927	11,318
		34,404
Industrials — 0.5%
ABB Ltd	74,756	7,985
Burkhalter Holding	1,470	306
		8,291
Information Technology — 0.6%
TE Connectivity PLC	53,430	11,403

Real Estate — 0.0%
Investis Holding SA	813	160
Total Switzerland		63,986
United Kingdom — 3.4%
Communication Services — 0.1%
MONY Group	135,202	323
Rightmove PLC	101,909	573
		896
Consumer Discretionary — 0.3%
Kingfisher PLC	1,216,400	4,701

Consumer Staples — 1.0%
British American Tobacco PLC	61,000	3,778
Imperial Brands PLC	203,450	7,384
J Sainsbury PLC	630,500	2,507
MP Evans Group PLC	6,809	141
Tesco PLC	607,124	3,523
		17,333
Energy — 0.0%
BP PLC	123,707	875

Financials — 1.5%
HSBC Holdings PLC	890,800	16,743
Standard Chartered PLC	422,000	11,312
		28,055
Industrials — 0.4%
Balfour Beatty	274,600	2,935

94	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CK Hutchison Holdings Ltd	449,500	$4,044
Clarkson PLC	1,815	114
		7,093
Information Technology — 0.1%
Aferian PLC, Cl A *	28,544	–
Sage Group PLC/The	226,018	2,559
		2,559
Utilities — 0.0%
Drax Group PLC	10,825	115
Total United Kingdom		61,627
United States — 55.7%
Communication Services — 6.5%
Alphabet Inc, Cl A	57,887	22,017
AT&T Inc	982,460	24,365
Comcast Corp, Cl A	573,953	14,274
Electronic Arts Inc	52,367	10,563
Fox Corp	94,800	6,060
New York Times Co/The, Cl A	153,273	11,528
Verizon Communications Inc	601,957	28,780
Versant Media Group Inc	22,958	990
		118,577
Consumer Discretionary — 2.2%
Amazon.com Inc *	14,838	4,016
BorgWarner Inc	62,100	4,460
eBay Inc	55,044	6,015
Ford Motor Co	156,500	2,729
General Motors Co	67,700	5,635
H&R Block Inc	102,600	3,949
Service Corp International/US	59,514	4,475
TJX Cos Inc/The	51,477	7,966
		39,245
Consumer Staples — 8.0%
Albertsons Cos Inc, Cl A	399,500	6,236
Altria Group Inc	284,449	19,792
Archer-Daniels-Midland Co	9,486	757
Casey's General Stores Inc	4,801	3,683
Church & Dwight Co Inc	91,368	8,737
Coca-Cola Co/The	137,855	10,892
Colgate-Palmolive Co	115,856	10,442
Conagra Brands Inc	140,700	1,868
Costco Wholesale Corp	10,428	9,972
Fresh Del Monte Produce Inc	114,025	3,665
Ingredion Inc	117,660	11,935
Kimberly-Clark Corp	47,947	4,680
Kraft Heinz Co/The	198,400	4,764
Kroger Co/The	112,500	6,992
Molson Coors Beverage Co, Cl B	188,500	7,451
Monster Beverage Corp *	76,369	6,727
Nestle SA	2,603	264
PepsiCo Inc	62,325	8,987
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Philip Morris International Inc	43,601	$7,734
Procter & Gamble Co/The	62,510	8,974
Sysco Corp	2,534	192
Walmart Inc	6,511	754
		145,498
Energy — 2.6%
Chevron Corp	48,140	8,784
EOG Resources Inc	21,544	2,874
Exxon Mobil Corp	111,335	16,172
Marathon Petroleum Corp	25,998	6,467
Phillips 66	14,090	2,478
Shell PLC	254,895	10,781
		47,556
Financials — 2.9%
Bank of New York Mellon Corp/The	66,200	9,230
Berkshire Hathaway Inc, Cl B *	12,298	5,835
Everest Group Ltd	7,000	2,268
Federated Hermes Inc, Cl B	135,253	7,582
Hartford Insurance Group	21,800	2,772
Old Republic International Corp	240,851	8,967
Provident Financial Holdings Inc	2,655	45
Unum Group	135,466	11,275
Western Union Co/The	535,000	4,350
		52,324
Health Care — 11.4%
Abbott Laboratories	85,645	7,331
AbbVie Inc	41,909	9,124
Bristol-Myers Squibb Co	331,010	18,927
Cardinal Health Inc	57,848	11,385
Cencora Inc	22,265	5,997
Chemed Corp	21,150	9,019
Cigna Group/The	34,030	9,440
CVS Health Corp	50,700	4,613
Encompass Health Corp	76,460	8,093
Ensign Group Inc/The	5,672	951
Exelixis Inc *	180,035	9,088
Gilead Sciences Inc	49,200	6,614
HCA Healthcare Inc	21,811	8,256
Incyte Corp *	144,006	13,931
Johnson & Johnson	103,228	23,260
McKesson Corp	13,496	10,020
Merck & Co Inc	118,200	14,033
Neurocrine Biosciences Inc *	6,053	958
Organon & Co	30,990	413
Pfizer Inc	654,300	17,130
Quest Diagnostics Inc	23,726	4,624
Regeneron Pharmaceuticals Inc	370	228
Stryker Corp	9,466	2,888
United Therapeutics Corp *	6,665	3,711
Veeva Systems Inc, Cl A *	40,914	7,133
		207,167

SEI Institutional Investments Trust	95

SCHEDULE OF INVESTMENTS

May 31, 2026

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 2.3%
Acuity Inc	4,776	$1,457
Allison Transmission Holdings Inc	29,600	3,361
AMETEK Inc	48,274	10,903
Cintas Corp	30,899	5,292
General Dynamics Corp	3,285	1,139
Genpact Ltd	142,600	4,699
Maximus Inc	61,300	3,796
Republic Services Inc, Cl A	9,760	1,956
Science Applications International Corp	44,987	4,688
Textron Inc	24,220	2,222
Veralto Corp	36,849	3,030
		42,543
Information Technology — 16.8%
Adobe Inc *	10,713	2,777
Alarm.com Holdings Inc *	6,951	314
Amdocs Ltd	173,900	10,950
Analog Devices Inc	19,454	8,051
Apple Inc	44,468	13,877
Applied Materials Inc	23,709	10,670
Arrow Electronics Inc *	74,700	16,033
Avnet Inc	170,691	14,838
Box Inc, Cl A *	287,492	7,751
Cirrus Logic Inc *	31,687	5,385
Cisco Systems Inc	363,983	43,831
Cognizant Technology Solutions Corp, Cl A	163,500	9,116
CommVault Systems Inc *	11,747	1,395
Dolby Laboratories Inc, Cl A	210,240	11,734
Dropbox Inc, Cl A *	418,717	11,255
Fortinet Inc *	42,127	5,812
Gen Digital Inc	274,000	7,066
Hewlett Packard Enterprise Co	207,900	8,948
HP Inc	262,400	7,095
Keysight Technologies Inc *	12,731	4,307
KLA Corp	5,900	11,338
Microsoft Corp	22,612	10,181
Motorola Solutions Inc	24,661	9,945
NetScout Systems Inc *	201,814	8,400
NVIDIA Corp	56,252	11,877
Progress Software Corp *	77,600	2,548
QUALCOMM Inc	37,952	9,527
Qualys Inc *	8,095	885
Roper Technologies Inc	26,668	8,681
TD SYNNEX Corp	49,800	13,012
Texas Instruments Inc	26,997	8,252
Zoom Communications Inc, Cl A *	96,413	9,795
		305,646
Materials — 1.5%
CF Industries Holdings Inc	44,900	5,044
Crown Holdings Inc	21,100	2,006
Linde PLC	17,798	8,858
NewMarket Corp	13,000	10,057
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sonoco Products Co	32,300	$1,572
		27,537
Utilities — 1.5%
Ameren Corp	30,376	3,280
American Electric Power Co Inc	34,149	4,326
Eversource Energy	78,400	5,352
National Fuel Gas Co	69,100	5,338
Pinnacle West Capital Corp	43,100	4,299
Portland General Electric Co	79,600	3,989
		26,584
Total United States		1,012,677

Total Common Stock
(Cost $1,479,518) ($ Thousands)		1,758,929

PREFERRED STOCK — 0.4%
Germany — 0.4%
Consumer Staples — 0.4%
Henkel AG & Co KGaA(A)	93,480	7,259

Total Preferred Stock
(Cost $7,636) ($ Thousands)		7,259

CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Institutional Class
3.490%**†	4,820,231	4,820
Total Cash Equivalent
(Cost $4,820) ($ Thousands)		4,820
Total Investments in Securities — 97.5%
(Cost $1,491,974) ($ Thousands)		$1,771,008

96	SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at May 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	21	Jun-2026	$1,477	$1,486	$8
FTSE 100 Index	5	Jun-2026	701	703	2
Hang Seng Index	1	Jun-2026	163	160	(3)
S&P 500 Index E-Mini	19	Jun-2026	7,186	7,216	30
SPI 200 Index	2	Jun-2026	309	315	3
TOPIX Index	1	Jun-2026	242	248	6
			$10,078	$10,128	$46

A list of the open forward foreign currency contracts held by the Fund at May 31, 2026, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	06/22/26	NOK	131,915	USD	14,211	$(71)
Barclays PLC	06/22/26	JPY	11,271,265	USD	71,064	125
BNP Paribas	06/22/26	CHF	21,402	USD	27,172	(288)
BNP Paribas	06/22/26	DKK	31,419	USD	4,885	(27)
BNP Paribas	06/22/26	SEK	201,856	USD	21,525	(366)
Brown Brothers Harriman	06/22/26	NZD	2	USD	1	—
Brown Brothers Harriman	06/22/26	USD	3	NZD	5	—
Brown Brothers Harriman	06/22/26	USD	1	NZD	2	—
Brown Brothers Harriman	06/22/26	USD	86	DKK	554	—
Brown Brothers Harriman	06/22/26	AUD	124	USD	88	(1)
Brown Brothers Harriman	06/22/26	CHF	169	USD	215	(2)
Brown Brothers Harriman	06/22/26	SGD	172	USD	135	—
Brown Brothers Harriman	06/22/26	USD	205	NOK	1,902	1
Brown Brothers Harriman	06/22/26	USD	3	NOK	27	—
Brown Brothers Harriman	06/22/26	GBP	11	USD	15	—
Brown Brothers Harriman	06/22/26	GBP	197	USD	264	(1)
Brown Brothers Harriman	06/22/26	USD	243	SGD	309	—
Brown Brothers Harriman	06/22/26	USD	213	AUD	297	1
Brown Brothers Harriman	06/22/26	USD	41	AUD	57	—
Brown Brothers Harriman	06/22/26	USD	320	HKD	2,505	—
Brown Brothers Harriman	06/22/26	DKK	346	USD	54	—
Brown Brothers Harriman	06/22/26	USD	495	GBP	369	2
Brown Brothers Harriman	06/22/26	USD	591	CHF	463	3
Brown Brothers Harriman	06/22/26	USD	466	CAD	644	2
Brown Brothers Harriman	06/22/26	USD	165	CAD	226	(1)
Brown Brothers Harriman	06/22/26	USD	637	SEK	5,923	5
Brown Brothers Harriman	06/22/26	CAD	870	USD	631	(1)
Brown Brothers Harriman	06/22/26	USD	766	JPY	121,857	1
Brown Brothers Harriman	06/22/26	USD	389	JPY	61,696	(1)
Brown Brothers Harriman	06/22/26	EUR	135	USD	158	—
Brown Brothers Harriman	06/22/26	EUR	1,025	USD	1,191	(6)
Brown Brothers Harriman	06/22/26	NOK	1,170	USD	126	(1)
Brown Brothers Harriman	06/22/26	SEK	1,706	USD	183	(3)
Brown Brothers Harriman	06/22/26	HKD	2,131	USD	272	—
Brown Brothers Harriman	06/22/26	USD	2,133	EUR	1,831	6
Brown Brothers Harriman	06/22/26	JPY	78,363	USD	493	—

SEI Institutional Investments Trust	97

SCHEDULE OF INVESTMENTS

May 31, 2026

Global Managed Volatility Fund (Concluded)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	06/22/26	JPY	79,937	USD	503	$—
Standard Chartered	06/22/26	SGD	17,269	USD	13,515	(50)
Standard Chartered	06/22/26	EUR	103,953	USD	120,795	(617)
Standard Chartered	06/22/26	HKD	186,781	USD	23,869	18
Westpac Banking	06/22/26	NZD	155	USD	91	(2)
Westpac Banking	06/22/26	AUD	15,804	USD	11,253	(111)
Westpac Banking	06/22/26	GBP	26,730	USD	35,816	(208)
Westpac Banking	06/22/26	CAD	61,691	USD	44,861	31
						$(1,562)

Percentages are based on Net Assets of $1,817,286 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2026.
†	Investment in Affiliated Security (see Note 6).
(A)	No interest rate available.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,126,462	632,467	–	1,758,929
Preferred Stock	7,259	–	–	7,259
Cash Equivalent	4,820	–	–	4,820
Total Investments in Securities	1,138,541	632,467	–	1,771,008

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	49	–	–	49
Unrealized Depreciation	(3)	–	–	(3)
Forward Contracts*
Unrealized Appreciation	–	195	–	195
Unrealized Depreciation	–	(1,757)	–	(1,757)
Total Other Financial Instruments	46	(1,562)	–	(1,516)

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$17,023	$649,134	$(661,337)	$—	$—	$4,820	$1,213	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

98	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2026

World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 92.1%
Australia — 2.0%
Communication Services — 0.0%
Superloop Ltd *	704,803	$1,761

Consumer Discretionary — 0.0%
Aristocrat Leisure Ltd	105,457	3,793

Energy — 0.2%
Ampol Ltd	223,211	5,387
New Hope Corp Ltd	49,236	207
Santos Ltd	192,387	1,081
Viva Energy Group Ltd	41,861	64
Whitehaven Coal Ltd	493,380	3,106
Woodside Energy Group Ltd	214,039	4,687
Yancoal Australia Ltd	48,857	238
		14,770
Financials — 0.1%
ANZ Group Holdings Ltd	127,542	3,233
Cuscal Ltd	23,869	82
QBE Insurance Group Ltd	127,989	2,082
		5,397
Health Care — 0.1%
4DMedical Ltd *	16,371	47
Pro Medicus Ltd	72,896	6,937
		6,984
Industrials — 0.5%
Aurizon Holdings Ltd	2,305,511	6,945
Computershare Ltd	1,256,777	31,174
Dalrymple Bay Infrastructure Ltd	803,623	3,199
Downer EDI Ltd	59,197	346
GenusPlus Group Ltd	7,101	49
IPD Group Ltd/Australia	8,380	36
Lycopodium Ltd	2,745	29
Monadelphous Group Ltd	3,649	81
Qube Holdings Ltd	720,599	2,596
Service Stream Ltd	9,954	17
SRG Global Ltd	1,249,900	2,819
		47,291
Information Technology — 0.0%
Codan Ltd	143,203	4,390
DUG Technology Ltd *	14,864	25
		4,415
Materials — 1.1%
Aurelia Metals Ltd *	381,151	83
Beacon Minerals Ltd	10,470	18
BHP Group Ltd	591,681	26,368
BlueScope Steel Ltd	262,606	5,999
Evolution Mining Ltd	623,298	5,497
Fortescue Ltd	194,875	3,133
Imdex Ltd	29,702	87
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Orica Ltd	87,665	$1,442
Regis Resources Ltd	81,510	362
Rio Tinto Ltd	360,271	48,235
Sandfire Resources Ltd *	116,835	1,653
Sims Ltd	26,141	505
South32 Ltd	1,291,672	4,486
Vault Minerals Ltd	504,945	1,537
Zimplats Holdings Ltd *	6,487	76
		99,481
Total Australia		183,892
Austria — 0.7%
Financials — 0.3%
BAWAG Group AG	1,949	350
Erste Group Bank AG	154,749	18,455
Raiffeisen Bank International AG	146,148	8,393
UNIQA Insurance Group AG	19,608	392
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,744	645
		28,235
Industrials — 0.0%
FACC AG *	3,135	64
Frequentis AG	2,253	210
Palfinger AG	8,222	335
Porr Ag	496	24
Rosenbauer International AG *	478	35
		668
Information Technology — 0.0%
AT&S Austria Technologie & Systemtechnik AG *	12,695	2,087
Kontron AG	24,208	656
		2,743
Materials — 0.4%
Mondi PLC	2,939,086	29,766
voestalpine AG	25,979	1,467
		31,233
Total Austria		62,879
Belgium — 0.9%
Consumer Staples — 0.2%
Anheuser-Busch InBev SA/NV	222,089	17,791

Financials — 0.1%
KBC Group NV	107,909	14,327

Health Care — 0.2%
Fagron	17,779	500
Ion Beam Applications	2,505	46
UCB SA	53,813	15,808
		16,354
Industrials — 0.0%
bpost SA *	37,365	78

SEI Institutional Investments Trust	99

SCHEDULE OF INVESTMENTS

May 31, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Deceuninck NV	10,910	$27
		105
Information Technology — 0.0%
Barco NV	9,734	104
Materialise NV ADR *	2,849	19
		123
Materials — 0.4%
Syensqo SA	357,171	27,964
Tessenderlo Group SA	819	21
Umicore SA	229,316	6,742
		34,727
Total Belgium		83,427
Bermuda — 0.0%
Industrials — 0.0%
Himalaya Shipping Ltd	80,395	1,189

Brazil — 2.5%
Communication Services — 0.0%
Bemobi Mobile Tech SA	11,300	54
TIM SA/Brazil	120,900	532
Unifique Telecomunicacoes S/A	88,700	116
		702
Consumer Discretionary — 0.0%
Cogna Educacao SA	2,061,263	1,027
Cruzeiro do Sul Educacional SA	44,685	35
Cury Construtora e Incorporadora SA	37,100	234
GUARARAPES CONFECCOES SA	195,100	349
Ser Educacional SA	48,700	112
		1,757
Consumer Staples — 0.9%
Ambev SA	25,986,419	84,306

Energy — 0.1%
Petroleo Brasileiro SA - Petrobras ADR	616,849	11,578
Ventura Offshore Holding Ltd *	36,239	125
		11,703
Financials — 0.6%
Banco do Brasil SA	13,465,753	54,761

Industrials — 0.0%
ASTA Energy Solutions AG *	1,881	149

Information Technology — 0.4%
TOTVS SA	4,798,216	31,588

Materials — 0.3%
Gerdau SA ADR	320,785	1,444
Vale SA	727,800	11,863
Wheaton Precious Metals Corp	25,633	3,449
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Yara International ASA	236,404	$12,850
		29,606
Utilities — 0.2%
Axia Energia SA	339,400	3,505
Cia de Saneamento de Minas Gerais Copasa MG	295,800	3,083
Cia Paranaense de Energia - Copel	1,190,300	3,405
Eneva SA *	1,011,800	5,053
		15,046
Total Brazil		229,618
Canada — 3.6%
Communication Services — 0.1%
Quebecor Inc, Cl B	204,134	9,914

Consumer Discretionary — 0.8%
Aritzia Inc *	84,714	9,519
BRP Inc	93,688	5,420
Canadian Tire Corp Ltd, Cl A	10,191	1,309
Dollarama Inc	161,692	20,693
Linamar Corp	13,974	1,035
Magna International Inc, Cl A	581,576	37,712
		75,688
Energy — 0.1%
AKITA Drilling Ltd, Cl A *	26,100	78
Enerflex Ltd	140,065	3,506
InPlay Oil Corp	2,400	28
Journey Energy Inc *	26,400	106
Kelt Exploration Ltd *	9,300	61
Spartan Delta Corp *	284,989	2,421
Suncor Energy Inc	86,174	5,391
Tenaz Energy Corp *	44,842	1,644
		13,235
Financials — 1.1%
Bank of Montreal	50,247	8,168
Bank of Nova Scotia/The	92,814	7,453
Canadian Imperial Bank of Commerce	247,261	27,012
Great-West Lifeco Inc	51,325	2,998
iA Financial Corp Inc	55,422	6,915
Royal Bank of Canada	84,597	16,240
Sprott Inc	22,825	3,007
Toronto-Dominion Bank/The	254,663	29,163
		100,956
Health Care — 0.0%
Extendicare Inc	138,975	3,272

Industrials — 0.5%
Element Fleet Management Corp	166,603	3,322
TFI International Inc	47,769	7,375
Toromont Industries Ltd	209,790	34,630
		45,327

100	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 0.3%
Celestica Inc *	10,421	$4,032
Descartes Systems Group Inc/The *	28,500	2,105
Firan Technology Group Corp *	11,601	221
Kinaxis Inc *	29,674	3,380
Shopify Inc, Cl A *	106,057	12,616
Tantalus Systems Holding Inc *	33,200	147
		22,501
Materials — 0.4%
5N Plus Inc *	132,147	4,100
Agnico Eagle Mines Ltd	34,982	6,437
CCL Industries Inc, Cl B	65,086	4,207
Franco-Nevada Corp	20,803	4,823
Kinross Gold Corp	233,583	7,101
Methanex Corp	29,900	1,770
Nutrien Ltd	18,628	1,277
Pan American Silver Corp	89,300	5,104
SSR Mining Inc *	58,670	1,831
		36,650
Real Estate — 0.1%
Dream Industrial Real Estate Investment Trust, Cl Trust Units ‡	305,214	3,106
Granite Real Estate Investment Trust ‡	52,129	3,647
		6,753
Utilities — 0.2%
Atco Ltd/Canada, Cl I	125,267	6,185
Emera Inc	195,928	10,255
		16,440
Total Canada		330,736
Chile — 0.1%
Consumer Discretionary — 0.0%
Falabella SA	285,017	1,826

Industrials — 0.0%
Latam Airlines Group SA	71,951,312	1,948

Materials — 0.1%
Sociedad Quimica y Minera de Chile SA ADR	32,717	2,809
Total Chile		6,583
China — 6.6%
Communication Services — 1.6%
37 Interactive Entertainment Network Technology Group Co Ltd, Cl A	1,193,845	3,388
Autohome Inc ADR	15,425	269
Baidu Inc, Cl A *	1,486,550	25,135
Beijing Gehua CATV Network Co Ltd, Cl A	266,500	287
Beijing Yuanlong Yato Culture Dissemination Co Ltd, Cl A *	71,800	170
Focus Media Information Technology Co Ltd, Cl A	9,830,216	8,104
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Focus Technology Co Ltd, Cl A	166,035	$661
G-bits Network Technology Xiamen Co Ltd, Cl A	44,018	2,160
Giant Network Group Co Ltd, Cl A	610,700	2,352
Heilongjiang Publishing & Media Co Ltd, Cl A	186,100	284
Hello Group Inc ADR	20,685	123
JOYY Inc ADR	113,942	7,683
Mobvista Inc *	921,000	1,908
NetDragon Websoft Holdings Ltd	366,760	412
NetEase Inc	581,900	14,266
Newborn Town Inc *	448,000	456
Perfect World Co Ltd/China, Cl A	939,850	1,947
Qingdao Citymedia Co Ltd, Cl A	380,400	315
Shenzhen Bingchuan Network Co Ltd, Cl A	365,591	869
Southern Publishing & Media Co Ltd, Cl A	113,300	197
Tencent Holdings Ltd	1,381,600	75,060
Tongdao Liepin Group *	22,862	7
Wasu Media Holding Co Ltd, Cl A	541,302	556
XD Inc	344,200	2,234
Zhejiang Century Huatong Group Co Ltd, Cl A	1,817,300	3,915
Zhihu Inc ADR *	70,811	209
		152,967
Consumer Discretionary — 1.8%
Aerospace Hi-Tech Holdings Grp Ltd, Cl A *	798,120	2,242
Aimer Co Ltd, Cl A	37,300	74
Alibaba Group Holding Ltd	2,800,500	43,417
Anhui Korrun Co Ltd, Cl A	18,500	47
Atour Lifestyle Holdings Ltd ADR	11,542	396
ATRenew Inc ADR	16,321	76
BAIC Foton Motor Co Ltd, Cl A *	2,498,000	1,081
Beauty Farm Medical And Health Industry Inc	17,000	42
Beijing Caishikou Department Store Co Ltd, Cl A	41,700	99
Bros Eastern Co Ltd, Cl A	852,700	937
BXN Holding Co Ltd, Cl A	914,500	554
Chervon Holdings Ltd	165,000	340
China East Education Holdings Ltd	30,500	18
China New Higher Education Group Ltd *	1,739,416	142
China Yuhua Education Corp Ltd *	1,180,000	60
Edvantage Group Holdings Ltd	263,211	20
EEKA Fashion Holdings Ltd	26,000	20
Essence Fastening Systems Shanghai Co Ltd, Cl A	264,466	5,561
FIYTA Precision Technology Co Ltd, Cl A	58,700	208
Fujian Septwolves Industry Co Ltd, Cl A	323,200	411
Green Tea Group Ltd	587,600	546
Guangzhou Ruili Kormee Automotive Electronic Co Ltd, Cl A	155,278	1,067
H World Group Ltd ADR	74,071	3,325
Haier Smart Home Co Ltd, Cl A	16,400,600	41,225

SEI Institutional Investments Trust	101

SCHEDULE OF INVESTMENTS

May 31, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Healthcare Co Ltd, Cl A *	1,486,300	$1,252
Hisense Home Appliances Group Co Ltd, Cl H	35,000	103
Hisense Visual Technology Co Ltd, Cl A	645,400	2,463
Huakai Yibai Technology Co Ltd, Cl A	42,800	77
Jiangling Motors Corp Ltd, Cl A	186,700	462
Jiangnan Mould and Plastic Technology Co Ltd, Cl A	982,837	2,059
Jiangsu General Science Technology Co Ltd, Cl A *	289,700	180
KingClean Electric Co Ltd, Cl A *	42,339	171
Lancy Co Ltd, Cl A	74,900	146
Li Ning Co Ltd	2,677,000	6,212
Luolai Lifestyle Technology Co Ltd, Cl A	449,700	661
Luyuan Group Holding Cayman Ltd	33,000	48
Minth Group Ltd	254,700	1,230
New Oriental Education & Technology Group Inc	407,900	1,879
Niu Technologies ADR *	30,865	73
Shanghai Action Education Technology Co Ltd, Cl A	99,900	851
Shanghai Jinjiang International Hotels Co Ltd, Cl A	262,400	791
Shenzhen Fuanna Bedding and Furnishing Co Ltd, Cl A	361,400	365
Shenzhen VMAX New Energy Group Co Ltd, Cl A	87,712	424
Shenzhou International Group Holdings Ltd	4,904,600	29,019
Sinomach Automobile Co Ltd, Cl A	118,500	96
Suzhou Sonavox Electronics Co Ltd, Cl A	68,471	252
TCL Electronics Holdings Ltd	1,022,000	1,806
Tianneng Power International Ltd	48,000	36
Vatti Corp Ltd, Cl A	72,500	55
Viomi Technology Co Ltd ADR	51,886	50
Vipshop Holdings Ltd ADR	511,959	7,280
Yapp Automotive Parts Co Ltd, Cl A	51,672	147
Zhejiang Hangmin Co Ltd, Cl A	256,800	248
Zhejiang Semir Garment Co Ltd, Cl A	2,863,900	2,318
Zhejiang Taihua New Material Group Co Ltd, Cl A	192,800	249
Zhejiang Taotao Vehicles Co Ltd, Cl A	53,300	1,623
Zhejiang Xinao Textiles Inc, Cl A	702,650	599
ZYNP Corp, Cl A	251,500	498
		165,631
Consumer Staples — 0.1%
C&S Paper Co Ltd, Cl A	842,470	902
Chengdu Hongqi Chain Co Ltd, Cl A	167,000	123
China Foods Ltd	152,000	69
DingDong Cayman Ltd ADR *	18,399	46
Hangzhou Minsheng Healthcare Co Ltd, Cl A	160,800	306
Hengan International Group Co Ltd	729,000	2,266
Jiajiayue Group Co Ltd, Cl A	244,300	357
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd, Cl A	302,800	$878
Nongfu Spring Co Ltd, Cl H	1,084,400	5,918
Opple Lighting Co Ltd, Cl A	153,700	438
Sanquan Food Co Ltd, Cl A	431,320	880
Shanghai Bolex Foods Technology Co Ltd, Cl A	114,400	220
Shanghai Chicmax Cosmetic Co Ltd, Cl H	44,100	205
Sichuan Teway Food Group Co Ltd, Cl A	106,300	232
Want Want China Holdings Ltd	287,000	152
Zhongyin Babi Food Co Ltd, Cl A	60,670	191
		13,183
Energy — 0.1%
China Leon Inspection Holding Ltd *	118,204	23
China Merchants Energy Shipping Co Ltd, Cl A	1,284,400	3,011
China Oilfield Services Ltd, Cl H	668,000	674
COSCO SHIPPING Energy Transportation Co Ltd, Cl H	214,000	437
Longyan Zhuoyue New Energy Co Ltd, Cl A	40,279	249
PetroChina Co Ltd, Cl H	2,902,000	4,034
Zhejiang Akcome New Energy Technology Co Ltd *	3,175,100	–
		8,428
Financials — 0.7%
Agricultural Bank of China Ltd, Cl H	3,140,000	2,312
BOC Hong Kong Holdings Ltd	804,500	4,915
China Construction Bank Corp, Cl H	11,732,000	12,711
China Life Insurance Co Ltd, Cl H	890,000	3,283
China Merchants Bank Co Ltd, Cl H	5,432,500	32,680
China Pacific Insurance Group Co Ltd, Cl H	215,400	865
China Taiping Insurance Holdings Co Ltd	1,632,600	4,145
Chongqing Rural Commercial Bank Co Ltd, Cl H	1,184,968	962
Shanghai Chinafortune Co Ltd, Cl A	126,600	246
Sunshine Insurance Group Co Ltd, Cl H	855,500	387
		62,506
Health Care — 0.1%
Aidite Qinhuangdao Technology Co Ltd, Cl A *	33,100	284
Angelalign Technology Inc	9,400	85
Asymchem Laboratories Tianjin Co Ltd, Cl H	5,100	60
Chengdu Easton Bio Pharmaceutical Co Ltd, Cl A	12,676	99
Edan Instruments Inc, Cl A	530,200	1,058
GemPharmatech Co Ltd, Cl A	99,613	285
Guangzhou Kingmed Diagnostics Group Co Ltd, Cl A	56,700	214
Hangzhou Bio-Sincerity Pharma-Tech Co Ltd, Cl A *	24,000	229
InnoCare Pharma Ltd, Cl H *	1,378,000	2,045
Simcere Pharmaceutical Group Ltd	213,000	271

102	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sinotherapeutics Inc, Cl A	138,585	$174
Tianjin Lisheng Pharmaceutical Co Ltd, Cl A	236,000	518
Tibet Weixinkang Medicine Co Ltd, Cl A	89,900	123
Tofflon Science & Technology Group Co Ltd, Cl A	146,600	255
Truking Technology Ltd, Cl A *	234,600	292
Winner Medical Co Ltd, Cl A	63,100	273
Youcare Pharmaceutical Group Co Ltd, Cl A *	29,223	77
		6,342
Industrials — 0.7%
3S Industry Group Inc, Cl A	82,400	509
Airtac International Group	18,000	799
Canny Elevator Co Ltd, Cl A	98,500	83
Centre Testing International Group Co Ltd, Cl A	981,500	2,086
China Haisum Engineering Co Ltd, Cl A	117,400	156
China International Marine Containers Group Co Ltd, Cl H	166,100	209
China Lesso Group Holdings Ltd	415,000	245
China Railway Tielong Container Logistics Co Ltd, Cl A	575,300	483
China Yuchai International Ltd	28,837	1,636
CIMC Vehicles Group Co Ltd, Cl A	244,000	293
CNGR Advanced Material Co Ltd, Cl H *	5,200	22
Contemporary Amperex Technology Co Ltd, Cl H	31,600	2,986
Continental Aerospace Technologies Holding Ltd	1,636,000	42
Dongfang Electric Corp Ltd, Cl H	13,280	54
Fujian Snowman Group Co Ltd, Cl A *	792,876	2,014
Guangdong Dongpeng Holdings Co Ltd, Cl A	273,400	213
Guangdong Dtech Technology Co Ltd, Cl A	35,500	1,838
Guangdong Lingxiao Pump Industry Co Ltd, Cl A	57,800	141
Guangdong Lyric Robot Automation Co Ltd, Cl A *	10,713	91
Hangzhou Youngsun Intelligent Equipment Co Ltd, Cl A	13,400	22
Han's Laser Technology Industry Group Co Ltd, Cl A	115,300	2,246
Harbin Electric Co Ltd, Cl H	1,110,000	2,786
Henglin Home Furnishings Co Ltd, Cl A	26,000	120
Hichain Logistics Co Ltd, Cl A	41,200	131
Hymson Laser Technology Group Co Ltd, Cl A *	2,542	24
Impro Precision Industries Ltd	543,000	682
Jangho Group Co Ltd, Cl A	185,200	246
JD Logistics Inc *	82,799	136
Jiangsu Guotai International Group Co Ltd, Cl A	1,011,400	1,335
Keda Industrial Group Co Ltd, Cl A	764,574	1,846
KLN Logistics Group Ltd	124,500	97
L&K Engineering Suzhou Co Ltd, Cl A	173,200	3,872
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Leedarson IoT Technology Inc, Cl A	113,200	$289
Lonking Holdings Ltd	114,756	43
Monalisa Group Co Ltd, Cl A	250,000	497
Morimatsu International Holdings Co Ltd	142,000	169
Pony Testing International Group Co Ltd, Cl A *	181,700	235
Qingdao Hiron Commercial Cold Chain Co Ltd, Cl A	106,500	205
Riyue Heavy Industry Co Ltd, Cl A	243,100	424
Runner Xiamen Corp, Cl A	40,800	65
Sany Heavy Equipment International Holdings Co Ltd	235,000	231
Shandong Himile Mechanical Science & Technology Co Ltd, Cl A	445,440	3,445
Shandong Weida Machinery Co Ltd, Cl A	13,200	24
Shanxi Coal International Energy Group Co Ltd, Cl A	315,700	643
SITC International Holdings Co Ltd	2,044,670	9,047
STO Express Co Ltd, Cl A	395,500	894
Weichai Power Co Ltd, Cl H	1,318,000	7,001
Xiamen Xiangyu Co Ltd, Cl A	1,081,000	1,016
Xingtong Shipping Co Ltd, Cl A	151,500	302
Yangzijiang Shipbuilding Holdings Ltd	1,098,000	3,135
YTO Express Group Co Ltd, Cl A	347,900	964
YUNDA Holding Group Co Ltd, Cl A	1,554,100	1,584
Yutong Heavy Industries Co Ltd, Cl A	90,500	135
Zhefu Holding Group Co Ltd, Cl A	3,453,300	2,627
Zhejiang Rongtai Electric Material Co Ltd, Cl A	36,960	360
Zhuzhou Huarui Precision Cutting Tools Co Ltd, Cl A	9,958	207
		60,985
Information Technology — 0.6%
Agora Inc ADR *	10,145	42
AInnovation Technology Group Co Ltd, Cl H *	332,900	186
Anji Microelectronics Technology Shanghai Co Ltd, Cl A	43,667	1,834
Beijing Certificate Authority Co Ltd, Cl A	51,200	173
Beijing Join-Cheer Software Co Ltd, Cl A *	1,416,710	1,392
BOE Technology Group Co Ltd, Cl A	24,854,600	18,769
BOE Varitronix Ltd	344,000	200
China Etek Service & Technology Co Ltd, Cl A	14,060	60
Colorlight Cloud Tech Ltd, Cl A	50,200	481
CSG Digital Power Grid Research Institute Co Ltd, Cl A *	646,311	2,694
Cubic Sensor and Instrument Co Ltd, Cl A	26,801	204
Daheng New Epoch Technology Inc, Cl A *	1,136,900	2,239
DBAPP Security Ltd, Cl A *	89,475	532
Dongguan Tarry Electronics Co Ltd, Cl A	16,200	213
Edianyun Ltd, Cl H *	157,000	63
Eoptolink Technology Inc Ltd, Cl A	24,700	2,563
Foxconn Industrial Internet Co Ltd, Cl A	246,000	2,658

SEI Institutional Investments Trust	103

SCHEDULE OF INVESTMENTS

May 31, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fujian Fuxin Software Development JSC Ltd, Cl A	130,029	$1,363
Fujian Star-net Communication Co Ltd, Cl A	201,110	673
Hexing Electrical Co Ltd, Cl A	176,200	700
Kingboard Holdings Ltd	13,000	109
Kingdee International Software Group Co Ltd *	528,000	493
Linkage Software Co Ltd, Cl A	135,422	204
Linklogis Inc, Cl B	180,000	47
Neusoft Corp, Cl A	928,900	1,121
OPT Machine Vision Tech Co Ltd, Cl A	4,801	106
Raytron Technology Co Ltd, Cl A	1,213	23
Servyou Software Group Co Ltd, Cl A	47,600	337
Shenzhen Absen Optoelectronic Co Ltd, Cl A	32,900	69
Shenzhen SEICHI Technologies Co Ltd, Cl A	8,470	471
Shenzhen TXD Technology Co Ltd, Cl A	53,500	119
Tianma Microelectronics Co Ltd, Cl A *	760,200	856
Ugreen Group Ltd, Cl A	31,600	314
Union Optech Co Ltd, Cl A *	59,500	141
Victory Giant Technology Huizhou Co Ltd, Cl A	59,100	3,212
VSTECS Holdings Ltd	1,218,000	1,495
Weaver Network Technology Co Ltd, Cl A	179,544	975
Wuxi Xinje Electric Co Ltd, Cl A	7,000	56
Xiamen Leading Optics Co Ltd, Cl A	8,700	46
Xi'an Novastar Tech Co Ltd, Cl A	1,000	24
Yangtze Optical Fibre & Cable Joint Stock Ltd Co, Cl H	1,000	29
Yuanjie Semiconductor Technology Co Ltd, Cl A	14,298	2,392
Zhejiang Lante Optics Co Ltd, Cl A	28,066	346
Zhongji Innolight Co Ltd, Cl A	33,200	5,657
		55,681
Materials — 0.4%
Aluminum Corp of China Ltd, Cl H	1,578,000	2,210
Anhui Huilong Agricultural Means of Production Co Ltd, Cl A	165,600	127
BBMG Jidong Cement Group Co Ltd, Cl A	381,500	225
Beijing Oriental Yuhong Waterproof Technology Co Ltd, Cl A	484,500	976
China Gold International Resources Corp Ltd	1,200	23
China National Building Material Co Ltd, Cl H	1,020,000	690
China Nonferrous Mining Corp Ltd	13,000	23
China Tungsten And Hightech Materials Co Ltd, Cl A	181,200	1,822
CMOC Group Ltd, Cl H	1,485,000	3,466
Daoming Optics&Chemical Co Ltd, Cl A	18,500	28
DeHua TB New Decoration Materials Co Ltd, Cl A	326,700	639
Dongyue Group Ltd	29,000	60
Ganfeng Lithium Group Co Ltd, Cl H	126,000	1,035
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Guangdong Sunwill Precising Plastic Co Ltd, Cl A *	284,500	$224
Guangdong Tapai Group Co Ltd, Cl A	195,400	242
Huapont Life Sciences Co Ltd, Cl A	688,000	460
Huaxin Building Materials Group Co Ltd, Cl H	181,100	340
Inner Mongolia ERDOS Resources Co Ltd, Cl A	635,484	1,270
Intco Recycling Resources Co Ltd, Cl A	63,973	346
Jiangsu Eastern Shenghong Co Ltd, Cl A *	73,800	131
Jiangsu Lopal Tech Group Co Ltd, Cl H *	11,500	21
Keshun Waterproof Technologies Co Ltd, Cl A	545,156	585
Lee & Man Chemical Co Ltd	26,966	16
Luxi Chemical Group Co Ltd, Cl A	196,400	377
MMG Ltd *	2,696,000	3,039
Shandong Hongqiao Aluminum Industry Holding Co Ltd, Cl A	595,300	1,872
Shanghai Shunho New Materials Technology Co Ltd, Cl A	1,113,674	2,401
Sichuan Yahua Industrial Group Co Ltd, Cl A	64,000	217
Swancor Advanced Materials Co Ltd, Cl A *	232,200	6,161
Tiangong International Co Ltd	759,062	330
Tianqi Lithium Corp, Cl H *	37,200	234
Tongkun Group Co Ltd, Cl A	108,300	305
Ximei Resources Holding Ltd	42,500	108
Yunnan Aluminium Co Ltd, Cl A	663,700	2,799
Zangge Mining Co Ltd, Cl A	194,870	2,223
Zhejiang Jiahua Energy Chemical Industry Co Ltd, Cl A	392,100	423
Zhejiang NHU Co Ltd, Cl A	401,800	1,742
Zhejiang Runtu Co Ltd, Cl A	168,100	235
Zijin Mining Group Co Ltd, Cl H	1,052,000	4,410
		41,835
Real Estate — 0.4%
China Overseas Land & Investment Ltd	20,051,500	39,881
China Union Holdings Ltd, Cl A *	628,400	482
China-Singapore Suzhou Industrial Park Development Group Co Ltd, Cl A	70,200	90
Guangdong Shirongzhaoye Co Ltd, Cl A	132,000	93
		40,546
Utilities — 0.1%
Foran Energy Group Co Ltd, Cl A	1,106,530	1,857
Guangdong Shunkong Development Co Ltd, Cl A	168,200	321
Henan Yuneng Holdings Co Ltd, Cl A *	889,100	2,150
Zhongshan Public Utilities Group Co Ltd, Cl A	579,100	981
		5,309
Total China		613,413

104	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Colombia — 0.0%
Energy — 0.0%
Ecopetrol SA ADR	140,643	$2,055
Parex Resources Inc	32,500	567
		2,622
Total Colombia		2,622
Czechia — 0.0%
Financials — 0.0%
Komercni Banka AS	13,343	634
Moneta Money Bank AS	40,715	363
		997
Total Czechia		997
Denmark — 2.2%
Consumer Discretionary — 0.4%
Pandora A/S	390,586	36,574

Financials — 0.4%
Danske Bank A/S	729,668	38,402
Djurslands Bank A/S	154	23
		38,425
Health Care — 0.9%
ALK-Abello A/S	69,134	2,888
Bavarian Nordic A/S *	44,724	1,309
Coloplast A/S, Cl B	256,243	15,739
Genmab A/S *	6,850	1,796
H Lundbeck A/S	154,881	1,047
Novo Nordisk A/S ADR	155,926	7,107
Novo Nordisk A/S, Cl B	1,145,883	52,390
		82,276
Industrials — 0.5%
AP Moller - Maersk A/S, Cl B	16,590	41,215
Broedrene A&O Johansen A/S, Cl B	1,720	25
D/S Norden A/S	44,996	2,079
FLSmidth & Co A/S	4,429	348
MT Hoejgaard Holding A/S	812	43
NKT A/S *	11,580	1,848
Vestas Wind Systems A/S	178,444	5,009
		50,567
Information Technology — 0.0%
Trifork Group AG *	2,045	29

Materials — 0.0%
Cementir Holding NV	5,818	99
Total Denmark		207,970
Finland — 0.7%
Communication Services — 0.0%
Sanoma Oyj	18,876	204
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 0.0%
Anora Group Oyj	7,977	$31

Energy — 0.1%
Neste Oyj	300,262	9,867

Financials — 0.0%
Mandatum Oyj	292,143	1,940
Sampo Oyj, Cl A	143,385	1,514
		3,454
Health Care — 0.1%
Orion Oyj, Cl B	119,760	10,008
Pihlajalinna Oyj	3,777	47
		10,055
Industrials — 0.2%
GRK Infra Oyj	2,857	56
Konecranes Oyj, Cl A	14,088	465
Wartsila OYJ Abp, Cl B	357,545	14,518
		15,039
Information Technology — 0.3%
Bittium Oyj	19,350	889
F-Secure Oyj	13,460	35
Incap Oyj *	3,329	39
Nokia Oyj ADR	324,728	4,819
Nokia Oyj	984,784	14,471
Tieto Oyj	60,955	1,467
Vaisala Oyj, Cl A	8,606	549
		22,269
Materials — 0.0%
Outokumpu Oyj	31,358	218
Total Finland		61,137
France — 6.0%
Communication Services — 0.3%
Criteo SA ADR *	62,164	1,134
Lagardere SA	7,069	153
Publicis Groupe SA	240,866	23,445
		24,732
Consumer Discretionary — 0.9%
Accor SA	238,510	12,998
Cie Generale des Etablissements Michelin SCA	1,088,653	39,756
LVMH Moet Hennessy Louis Vuitton SE	52,868	28,930
Pierre Et Vacances SA *	11,437	26
		81,710
Consumer Staples — 1.2%
Carrefour SA	1,632,299	30,544
L'Oreal SA	82,742	36,527
Pernod Ricard SA	534,122	39,366
		106,437

SEI Institutional Investments Trust	105

SCHEDULE OF INVESTMENTS

May 31, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 0.7%
ABC arbitrage	3,964	$24
Amundi SA	348,817	34,024
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	1,675	72
Edenred SE	1,266,024	34,361
		68,481
Health Care — 1.0%
Equasens	2,018	93
EssilorLuxottica SA	115,333	23,322
Sanofi SA	801,462	70,289
		93,704
Industrials — 1.6%
Mersen SA	15,398	748
Nexans SA	5,780	1,064
Rexel SA	963,168	41,150
Societe BIC SA	355,848	24,156
Teleperformance SE	1,108,009	81,351
		148,469
Information Technology — 0.0%
Alten SA	396	30

Materials — 0.3%
Arkema SA	424,816	30,017
Total France		553,580

Georgia — 0.0%
Energy — 0.0%
BW Energy Ltd *	50,355	310

Germany — 6.5%
Communication Services — 0.3%
Borussia Dortmund GmbH & Co KGaA	6,960	25
Scout24 SE	294,439	24,776
		24,801
Consumer Discretionary — 0.9%
Aumovio SE *	618,465	28,915
Continental AG	680,790	56,297
ElringKlinger AG	3,606	25
SAF-Holland SE	6,661	162
Tonies SE, Cl A *	67,404	849
		86,248
Energy — 0.0%
Deutsche Rohstoff AG	5,017	582

Financials — 0.2%
Commerzbank AG	139,418	6,005
Deutsche Bank AG	221,850	7,192
DWS Group GmbH & Co KGaA	51,352	3,696
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
flatexDEGIRO SE	108,923	$4,279
		21,172
Health Care — 1.1%
Bayer AG	1,750,709	74,488
Fresenius Medical Care AG	605,740	26,263
		100,751
Industrials — 2.1%
2G Energy AG	9,529	741
Bilfinger SE	14,962	1,524
Brenntag SE	420,207	27,648
Cewe Stiftung & Co KGAA	651	78
Daimler Truck Holding AG	950,999	46,556
Deutz AG	138,388	1,687
GEA Group AG	54,418	3,510
HOCHTIEF AG	48,463	27,412
Indus Holding AG	2,608	92
JOST Werke SE	446	31
Knorr-Bremse AG	30,010	3,627
Nordex SE *	222,661	10,733
Pfisterer Holding SE *	20,444	2,481
Rational AG	38,057	29,133
SFC Energy AG *	6,089	166
SGL Carbon SE *	15,119	94
Siemens Energy AG	199,830	37,849
SMA Solar Technology AG *	53,709	4,107
Technotrans SE	748	28
Wacker Neuson SE	5,105	114
		197,611
Information Technology — 0.6%
Atoss Software SE	10,301	924
Basler AG *	3,709	126
Infineon Technologies AG	39,561	3,753
Init Innovation in Traffic Systems SE	288	17
Nemetschek SE	43,924	3,164
SAP SE	230,394	41,697
		49,681
Materials — 1.3%
Aurubis AG	66,743	16,771
BASF SE	971,741	57,567
Evonik Industries AG	1,649,207	32,313
FUCHS SE	4,955	187
Salzgitter AG	50,750	3,618
thyssenkrupp AG	285,241	3,895
Wacker Chemie AG *	24,504	2,832
		117,183
Total Germany		598,029
Greece — 0.1%
Communication Services — 0.0%
Hellenic Telecommunications Organization SA	27,913	592

106	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Energy — 0.1%
Motor Oil Hellas Corinth Refineries SA	106,946	$4,615
StealthGas Inc *	1,595	15
		4,630
Financials — 0.0%
Piraeus Bank SA	164,494	1,746

Industrials — 0.0%
Danaos Corp	3,912	490
Total Greece		7,458
Guatemala — 0.0%
Communication Services — 0.0%
Millicom International Cellular SA	60,951	5,203

Hong Kong — 2.2%
Consumer Discretionary — 0.3%
Cafe de Coral Holdings Ltd	34,375	17
Chow Sang Sang Holdings International Ltd	374,000	522
Crystal International Group Ltd	854,500	656
Dream International Ltd	71,000	60
Emperor Watch & Jewellery Ltd	2,250,000	75
Johnson Electric Holdings Ltd	1,205,000	3,925
JS Global Lifestyle Co Ltd *	843,500	143
Luk Fook Holdings International Ltd	145,000	387
Samsonite Group SA	10,819,158	19,982
Yue Yuen Industrial Holdings Ltd	990,000	1,856
		27,623
Consumer Staples — 0.0%
Chaoda Modern Agriculture Holdings Ltd *	2,640	–
DFI Retail Group Holdings Ltd	614,500	2,458
		2,458
Financials — 1.4%
AIA Group Ltd	9,337,159	97,939
Allied Group Ltd	32,000	9
Bank of East Asia Ltd/The	20,516	36
Bright Smart Securities & Commodities Group Ltd *	1,454,000	1,743
Dah Sing Banking Group Ltd	526,021	903
Hong Kong Exchanges & Clearing Ltd	553,000	28,234
Sun Hung Kai & Co Ltd	101,000	53
Value Partners Group Ltd	163,000	44
		128,961
Industrials — 0.3%
Cathay Pacific Airways Ltd	2,025,000	3,435
CTF Services Ltd	591,000	609
Swire Pacific Ltd, Cl A	2,377,546	24,740
Techtronic Industries Co Ltd	77,000	1,143
		29,927
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 0.1%
ASMPT Ltd	62,400	$1,547
PAX Global Technology Ltd	1,472,000	654
Plover Bay Technologies Ltd	397,000	431
Truly International Holdings Ltd	168,000	21
VTech Holdings Ltd	114,600	749
Wasion Holdings Ltd	72,000	199
		3,601
Materials — 0.0%
Zijin Gold International Co Ltd *	106,600	1,770

Real Estate — 0.1%
CK Asset Holdings Ltd	199,500	1,204
Great Eagle Holdings Ltd	102,173	222
Hang Lung Group Ltd	208,000	387
Hang Lung Properties Ltd	1,856,000	1,905
Hongkong Land Holdings Ltd	30,300	231
Hysan Development Co Ltd	268,000	638
Kerry Properties Ltd	413,500	1,093
Langham Hospitality Investments and Langham Hospitality Investments Ltd	3,667	–
Swire Properties Ltd	386,200	1,097
Wharf Real Estate Investment Co Ltd	270,000	827
		7,604
Total Hong Kong		201,944
Hungary — 0.1%
Communication Services — 0.0%
Magyar Telekom Telecommunications PLC	12,744	110

Energy — 0.0%
MOL Hungarian Oil & Gas PLC	86,492	1,099

Financials — 0.1%
OTP Bank Nyrt	74,811	10,273

Industrials — 0.0%
Opus Global Nyrt	15,488	18
Total Hungary		11,500
India — 1.1%
Communication Services — 0.1%
Bharti Airtel Ltd	382,645	7,362

Consumer Discretionary — 0.0%
Mahindra & Mahindra Ltd	55,988	1,794
Sansera Engineering Ltd	97,508	2,933
SP Apparels Ltd	5,142	42
		4,769
Consumer Staples — 0.0%
Marico Ltd	224,830	1,944

SEI Institutional Investments Trust	107

SCHEDULE OF INVESTMENTS

May 31, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Energy — 0.1%
Coal India Ltd	1,417,205	$6,828
Great Eastern Shipping Co Ltd/The	12,945	193
		7,021
Financials — 0.6%
Bank of India	429,549	632
BSE Ltd	68,970	3,009
HDFC Bank Ltd ADR	1,848,526	43,958
Karur Vysya Bank Ltd/The	853,680	2,593
Multi Commodity Exchange of India Ltd	61,939	1,927
		52,119
Health Care — 0.0%
Acutaas Chemicals Ltd	73,471	2,423

Industrials — 0.2%
Adani Ports & Special Economic Zone Ltd	136,589	2,593
Cummins India Ltd	78,343	4,849
GE Vernova T&D India Ltd	63,925	3,469
Hitachi Energy India Ltd	8,955	3,622
		14,533
Information Technology — 0.0%
Infosys Ltd ADR	232,238	2,938

Materials — 0.1%
Indian Metals & Ferro Alloys Ltd	8,793	134
Malco Energy Ltd (A)	251,072	308
Navin Fluorine International Ltd	42,823	3,210
Solar Industries India Ltd	15,740	3,023
Vedanta Iron and Steel Ltd *(A)	251,072	309
Vedanta Ltd	497,790	1,847
Vendanta Aluminium Metal Ltd *(A)	251,072	309
		9,140
Utilities — 0.0%
Vedanta Power Limited *(A)	251,072	309
Total India		102,558
Indonesia — 0.7%
Communication Services — 0.3%
Telkom Indonesia Persero Tbk PT	166,050,120	27,955

Consumer Staples — 0.1%
Bumitama Agri Ltd	135,200	164
First Resources Ltd	1,766,100	3,670
Golden Agri-Resources Ltd	3,842,700	828
Gudang Garam Tbk PT	99,700	95
Triputra Agro Persada PT	2,698,127	229
		4,986
Energy — 0.1%
Adaro Andalan Indonesia PT	7,301,900	3,432
Elnusa Tbk PT	3,901,400	133
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Prima Andalan Mandiri Tbk PT	154,579	$32
United Tractors Tbk PT	2,823,175	3,622
		7,219
Financials — 0.2%
Bank Rakyat Indonesia Persero Tbk PT	104,560,600	17,276

Materials — 0.0%
Barito Pacific Tbk PT *	18,472,500	2,003
Bumi Resources Minerals Tbk PT *	62,602,200	2,083
		4,086
Utilities — 0.0%
Perusahaan Gas Negara Persero Tbk PT	871,700	89
Total Indonesia		61,611
Ireland — 1.7%
Consumer Staples — 0.0%
Origin Enterprises PLC	12,214	65

Financials — 0.9%
Aon PLC, Cl A	116,072	36,685
Bank of Ireland Group PLC	2,350,410	47,781
		84,466
Industrials — 0.1%
AerCap Holdings NV	46,377	6,464

Information Technology — 0.7%
Accenture PLC, Cl A	360,488	67,437
Total Ireland		158,432
Israel — 1.2%
Communication Services — 0.0%
Cellcom Israel Ltd	44,252	580
Nexxen International Ltd *	27,622	232
Partner Communications Co Ltd	24,451	366
		1,178
Consumer Discretionary — 0.0%
Global-e Online Ltd, Cl E *	51,123	1,566
Max Stock Ltd	22,570	318
		1,884
Consumer Staples — 0.0%
M Yochananof & Sons Ltd	2,449	358
Neto ME Holdings Ltd *	1,162	108
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	334	47
Tiv Taam Holdings 1 Ltd	18,983	89
		602
Energy — 0.0%
Ashdod Refinery Ltd *	1,779	63

108	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 0.5%
Analyst IMS Investment Management Services Ltd	6,072	$363
Ayalon Holdings Ltd	4,369	269
Bank Hapoalim BM	307,673	7,934
Bank Leumi Le-Israel BM	361,925	9,209
Clal Insurance Enterprises Holdings Ltd	33,072	3,321
Generation Capital Ltd	565,571	588
Harel Insurance Investments & Financial Services Ltd	106,812	6,789
Isracard Ltd	1	–
Israel Discount Bank Ltd, Cl A	418,386	4,658
MENIF - Financial Services Ltd	10,609	101
Menora Mivtachim Holdings Ltd	2,800	520
Migdal Insurance & Financial Holdings Ltd *	135,708	921
Mizrahi Tefahot Bank Ltd	14,885	1,147
Phoenix Financial Ltd	60,100	3,992
Tel Aviv Stock Exchange Ltd	27,176	1,640
		41,452
Health Care — 0.0%
Brainsway Ltd *	2,950	49
Kamada Ltd	6,166	49
SofWave Medical Ltd *	15,592	257
		355
Industrials — 0.0%
Afcon Holdings Ltd	1,044	164
C. MER Industries Ltd *	3,113	62
Elmor Electrical Installation & Services 1986 Ltd	491	5
FMS Enterprises Migun Ltd	3,783	324
Scope Metals Group Ltd	618	64
ZIM Integrated Shipping Services Ltd	10,012	235
		854
Information Technology — 0.6%
Allot Ltd *	42,427	346
Ceragon Networks Ltd *	9,645	28
Check Point Software Technologies Ltd *	296,963	40,105
Formula Systems 1985 Ltd	1,774	234
Gilat Satellite Networks Ltd *	48,043	825
Matrix IT Ltd	1,873	59
Nice Ltd ADR *	3,940	365
Nova Ltd *	18,396	9,241
Radware Ltd *	1,385	42
Telsys Ltd	2,142	265
Tower Semiconductor Ltd *	14,176	3,618
Wix.com Ltd *	9,658	541
		55,669
Real Estate — 0.0%
IES Holdings Ltd *	554	141
Lahav L.R. Real Estate Ltd	78,794	336
		477
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 0.1%
Enlight Renewable Energy Ltd *	24,778	$2,670
OPC Energy Ltd *	63,379	2,788
Zephyrus Wing Energies Ltd *	3,047	44
		5,502
Total Israel		108,036

Italy — 1.6%
Communication Services — 0.0%
Arnoldo Mondadori Editore SpA	151,545	369

Consumer Discretionary — 0.1%
Ferrari NV	6,140	2,111
Lottomatica Group Spa	84,074	2,484
OVS SpA	4,546	30
Sanlorenzo SpA/Ameglia	3,701	160
Technogym SpA	99,213	2,060
		6,845
Consumer Staples — 0.0%
Orsero SpA	7,155	130

Energy — 0.3%
d'Amico International Shipping SA	231,482	1,892
Eni SpA	664,251	17,387
Tenaris SA	173,884	5,300
		24,579
Financials — 0.7%
Banca Mediolanum SpA	716,915	16,552
Banco di Desio e della Brianza SpA	4,982	54
Intesa Sanpaolo SpA	286,927	1,940
Nexi SpA	7,641,417	31,277
Poste Italiane SpA	200,946	5,937
UniCredit SpA	131,247	11,333
Unipol Assicurazioni SpA	43,021	1,064
		68,157
Health Care — 0.0%
El.En. SpA	7,848	146
Philogen SpA	1,650	45
		191
Industrials — 0.2%
Avio SpA	79,239	3,981
Cembre SpA	3,865	403
Comer Industries SpA	1,142	69
Danieli & C Officine Meccaniche SpA	9,036	776
Enav SpA	174,101	1,096
Leonardo SpA	60,379	3,836
LU-VE SpA	562	44
Prysmian SpA	15,139	2,609
TREVI - Finanziaria Industriale SpA *	–	–
		12,814

SEI Institutional Investments Trust	109

SCHEDULE OF INVESTMENTS

May 31, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 0.1%
Cy4gate SPA *	12,886	$132
Esprinet SpA	16,468	133
Technoprobe SpA *	304,977	11,437
		11,702
Materials — 0.0%
Caltagirone SpA	2,905	32
SOL SpA	687	45
		77
Utilities — 0.2%
A2A SpA	18,874	49
Enel SpA	1,784,886	20,038
		20,087
Total Italy		144,951
Japan — 11.1%
Communication Services — 0.5%
Atrae Inc	19,300	83
COLOPL Inc	137,300	344
Dentsu Group Inc *	1,237,583	23,335
Koei Tecmo Holdings Co Ltd	356,400	3,317
LIFULL Co Ltd	47,500	58
Nintendo Co Ltd	45,500	2,037
PR Times Corp	7,200	104
Toei Animation Co Ltd	873,500	12,982
ZIGExN Co Ltd	54,700	135
		42,395
Consumer Discretionary — 1.8%
Airtrip Corp	3,500	18
Bell-Park Co Ltd	2,600	46
Doshisha Co Ltd	1,200	22
Food & Life Cos Ltd	60,700	4,138
Futaba Industrial Co Ltd	8,500	54
Ichikoh Industries Ltd	29,600	101
Koito Manufacturing Co Ltd	1,914,527	33,616
K's Holdings Corp	195,000	2,568
McDonald's Holdings Co Japan Ltd	113,200	5,535
Nissan Tokyo Sales Holdings Co Ltd	38,700	136
Nojima Corp	105,500	951
Open House Group Co Ltd	81,200	4,405
Ryohin Keikaku Co Ltd	182,200	4,444
Seiko Group Corp	104,400	4,628
Seria Co Ltd	203,200	4,833
Shimamura Co Ltd	207,800	4,297
Shimano Inc	302,163	31,288
Skylark Holdings Co Ltd	144,100	2,543
Sumitomo Electric Industries Ltd	133,700	10,317
Suzuki Motor Corp	397,400	4,924
Taiho Kogyo Co Ltd, Cl A	5,300	39
Temairazu Inc	4,000	54
Tosho Co Ltd	4,800	22
Toyo Tire Corp	120,200	2,860
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Toyoda Gosei Co Ltd	78,500	$2,379
Tsukada Global Holdings Inc	5,800	21
Unipres Corp	27,400	223
USS Co Ltd	687,500	7,606
Workman Co Ltd	45,300	2,271
Yamaha Corp	3,798,423	27,566
Yonex Co Ltd	134,500	1,994
		163,899
Consumer Staples — 0.8%
Kewpie Corp	199,100	5,031
Kirin Holdings Co Ltd	596,500	10,157
Kobe Bussan Co Ltd	161,800	2,753
Megmilk Snow Brand Co Ltd	90,800	1,990
MEIJI Holdings Co Ltd	226,800	5,357
Morinaga & Co Ltd/Japan	165,000	2,578
OIE Sangyo Co Ltd	2,000	31
Seven & i Holdings Co Ltd	256,600	2,992
Sugi Holdings Co Ltd	150,700	2,608
Suntory Beverage & Food Ltd	1,541,100	41,648
Yamazaki Baking Co Ltd	146,200	2,869
		78,014
Energy — 0.1%
ENEOS Holdings Inc	530,200	4,346

Financials — 0.7%
Bank of Iwate Ltd/The	21,600	254
Daishi Hokuetsu Financial Group Inc	178,600	2,269
Ehime Bank Ltd/The	6,800	83
First Bank of Toyama Ltd/The	1,600	25
Fukuoka Financial Group Inc	242,400	9,993
Hirogin Holdings Inc	2,500	32
Hokuhoku Financial Group Inc	25,700	1,044
Hyakujushi Bank Ltd/The	178,800	2,795
Japan Post Insurance Co Ltd	155,100	1,392
Mebuki Financial Group Inc	13,800	115
Mitsubishi UFJ Financial Group Inc	231,500	4,353
Mizuho Financial Group Inc	47,000	2,113
Nishi-Nippon Financial Holdings Inc	145,800	3,619
ORIX Corp	83,300	3,250
Resona Holdings Inc	867,800	11,083
San-In Godo Bank Ltd/The	267,900	3,479
Shizuoka Financial Group Inc	6,200	112
Sumitomo Mitsui Financial Group Inc	559,400	20,413
Sumitomo Mitsui Trust Group Inc	12,800	441
Towa Bank Ltd/The	31,700	255
Yamagata Bank Ltd/The	6,700	130
Yamanashi Chuo Bank Ltd/The	700	26
		67,276
Health Care — 1.2%
Asahi Intecc Co Ltd	154,200	3,643
Astellas Pharma Inc	613,500	8,743

110	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hoya Corp	195,200	$33,166
Japan Medical Dynamic Marketing Inc	20,000	101
M3 Inc	2,284,500	20,395
Nakanishi Inc	136,700	2,618
Olympus Corp	2,589,400	29,043
Otsuka Holdings Co Ltd	9,100	669
Takeda Pharmaceutical Co Ltd	236,700	7,559
		105,937
Industrials — 2.6%
Aichi Electric Co Ltd	800	42
ALSOK Co Ltd	302,900	2,142
Anest Iwata Corp	8,300	85
Central Security Patrols Co Ltd	7,934	130
Creek & River Co Ltd	5,300	42
CTS Co Ltd	4,400	23
Dai-Dan Co Ltd	178,700	2,965
Daikin Industries Ltd	311,700	44,895
Daiseki Co Ltd	89,100	2,259
en Inc/Japan	14,200	111
Fuji Electric Co Ltd	18,200	1,767
Fukuyama Transporting Co Ltd	52,500	2,264
Gakken Holdings Co Ltd	18,400	111
Galilei Co Ltd	4,100	89
Glory Ltd	87,100	2,232
Hitachi Ltd	284,500	9,213
INFRONEER Holdings Inc	544,200	8,356
Itoki Corp	5,400	87
JK Holdings Co Ltd	3,500	29
Kajima Corp	111,800	4,131
Kandenko Co Ltd	63,000	2,576
Keikyu Corp	365,000	3,460
Kimura Unity Co Ltd	9,800	54
Kubota Corp	1,662,438	29,551
Mabuchi Motor Co Ltd	36,200	353
MINEBEA MITSUMI Inc	1,490,100	42,698
Mitani Sangyo Co Ltd	6,900	29
Mitsubishi Electric Corp	89,200	3,628
Mitsubishi Heavy Industries Ltd	204,400	4,834
Nice Corp	2,600	30
Nisso Holdings Co Ltd	8,500	31
Nitto Kohki Co Ltd	2,900	30
Nitto Seiko Co Ltd	9,000	45
Noritz Corp	7,900	113
NSK Ltd	1,326,800	10,406
Pronexus Inc	7,400	49
Raito Kogyo Co Ltd	13,700	349
Recruit Holdings Co Ltd	627,600	41,988
Rheon Automatic Machinery Co Ltd	6,600	60
Sakai Heavy Industries Ltd	2,000	26
Sanko Metal Industrial Co Ltd	4,500	34
Sanyo Engineering & Construction Inc	2,600	23
Sato Corp	4,400	61
Shimizu Corp	100,900	1,696
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SMS Co Ltd	1,423,600	$17,869
Takasago Thermal Engineering Co Ltd	66,300	1,961
Teikoku Corp	8,700	160
Tobu Railway Co Ltd	98,900	1,728
Yushin Co	5,700	24
		244,839
Information Technology — 2.9%
Ad-sol Nissin Corp	3,800	33
Adtec Plasma Technology Co Ltd	1,300	25
Advantest Corp	53,600	8,768
Alpha Systems Inc	1,300	27
Avant Group Corp	13,200	92
Axell Corp	17,000	127
Base Co Ltd	6,200	121
Brother Industries Ltd	1,408,869	33,163
Business Brain Showa-Ota Inc	7,200	47
Cresco Ltd	4,600	44
Daishinku Corp	13,400	86
Digital Hearts Holdings Co Ltd	3,900	18
Elecom Co Ltd	47,500	507
Fabrica Holdings Co Ltd	2,600	36
FUJIFILM Holdings Corp	1,181,200	24,568
Fukui Computer Holdings Inc	2,353	46
GMO GlobalSign Holdings KK	1,600	19
GMO internet group Inc	27,300	563
Hochiki Corp	8,700	108
Hokuriku Electric Industry Co Ltd	1,700	26
Human Technologies Inc/Tokyo	1,600	14
I'll Inc	8,200	132
Iriso Electronics Co Ltd	17,600	356
ISB Corp	4,900	71
Itfor Inc	6,900	72
Jeol Ltd	600	27
Keyence Corp	70,800	35,596
Kioxia Holdings Corp *	11,200	4,614
Koa Corp	37,300	648
Kohoku Kogyo Co Ltd	1,900	71
Murata Manufacturing Co Ltd	1,289,700	81,270
NEC Corp	217,300	5,635
NEOJAPAN Inc	12,800	125
Nihon Denkei Co Ltd	4,400	70
Obic Co Ltd	144,000	3,630
Oki Electric Industry Co Ltd, Cl B	108,000	2,410
Optim Corp *	26,600	76
Oro Co Ltd	5,200	67
Otsuka Corp	143,400	2,608
PCA Corp	2,600	20
Riso Kagaku Corp	16,100	100
SEMITEC Corp	1,800	25
SERAKU Co Ltd	12,200	89
Shindengen Electric Manufacturing Co Ltd	4,700	106
Siix Corp	17,700	155
SMK Corp	1,400	31

SEI Institutional Investments Trust	111

SCHEDULE OF INVESTMENTS

May 31, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Softcreate Holdings Corp	2,900	$30
Sumida Corp	6,000	56
Suzuki Co Ltd	4,100	88
System Support Holdings Inc	4,600	29
TDK Corp	2,330,500	60,394
Toyokumo Inc	2,200	29
Wacom Co Ltd	65,500	349
WingArc1st Inc	10,400	166
Yokogawa Electric Corp	83,400	2,619
Yokowo Co Ltd	38,700	1,266
		271,468
Materials — 0.2%
ARE Holdings Inc	96,800	2,052
Dainichiseika Color & Chemicals Manufacturing Co Ltd	6,000	40
Fuso Chemical Co Ltd	72,800	1,955
JCU Corp	600	28
JX Advanced Metals Corp	68,200	1,684
MEC Co Ltd	27,500	1,851
Moriroku Co Ltd	5,600	84
Nippon Kayaku Co Ltd	218,300	2,920
Riken Technos Corp	6,700	66
Sumitomo Chemical Co Ltd	1,149,500	4,391
Toyo Gosei Co Ltd	400	42
Toyo Seikan Group Holdings Ltd	210,500	5,147
UACJ Corp	78,100	1,629
Zacros Corp	6,000	48
		21,937
Real Estate — 0.3%
Hulic Co Ltd	271,400	2,897
Japan Metropolitan Fund Invest, Cl A ‡	6,520	4,607
KDX Realty Investment Corp ‡	2,277	2,272
Mitsubishi Estate Co Ltd	70,400	1,780
Nomura Real Estate Holdings Inc	902,000	5,150
Orix JREIT Inc ‡	4,301	2,596
Tokyu Fudosan Holdings Corp	602,700	4,986
		24,288
Utilities — 0.0%
Nippon Gas Co Ltd	97,500	1,693
Total Japan		1,026,092
Luxembourg — 0.0%
Communication Services — 0.0%
Spotify Technology SA *	9,116	4,537

Materials — 0.0%
APERAM SA	1,461	87
Total Luxembourg		4,624
Macao — 0.6%
Consumer Discretionary — 0.6%
Galaxy Entertainment Group Ltd	7,496,875	29,858
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sands China Ltd	11,509,497	$22,484
		52,342
Total Macao		52,342
Malaysia — 0.3%
Consumer Discretionary — 0.0%
Petronas Dagangan Bhd	52,800	236

Consumer Staples — 0.1%
IOI Corp Bhd	303,000	305
Kuala Lumpur Kepong Bhd	43,400	222
Nestle Malaysia Bhd	10,900	250
SD Guthrie Bhd	5,351,400	7,842
Spritzer BHD	136,000	87
United Plantations BHD	298,200	2,340
		11,046
Energy — 0.0%
Dialog Group Bhd	3,692,000	1,854
Wasco Bhd	85,800	17
		1,871
Financials — 0.1%
AEON Credit Service M Bhd	61,400	93
Hong Leong Bank Bhd	112,700	593
Hong Leong Financial Group Bhd	8,395	39
Public Bank Bhd	4,559,000	5,416
RHB Bank Bhd	907,500	1,879
		8,020
Industrials — 0.1%
Frencken Group Ltd	1,397,000	3,599
Sunway Bhd	2,539,500	3,457
		7,056
Materials — 0.0%
Hume Cement Industries Bhd	25,300	19
Jaya Tiasa Holdings BHD	87,300	24
Pantech Group Holdings Bhd	216,400	35
Press Metal Aluminium Holdings Bhd	1,032,100	2,340
		2,418
Real Estate — 0.0%
Sunway Real Estate Investment Trust ‡	669,900	387
Total Malaysia		31,034
Mauritius — 0.0%
Materials — 0.0%
Capital Ltd	19,213	31

Mexico — 0.1%
Consumer Discretionary — 0.0%
Betterware de Mexico SAPI de CV	5,237	90

112	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 0.0%
Fomento Economico Mexicano SAB de CV ADR	17,078	$2,033

Materials — 0.1%
Cemex SAB de CV ADR	155,831	2,040
Grupo Mexico SAB de CV, Ser B	2,025	25
Industrias Penoles SAB de CV	57,535	3,351
Southern Copper Corp	350	67
Ternium SA ADR	9,304	449
		5,932
Total Mexico		8,055
Monaco — 0.0%
Industrials — 0.0%
Costamare Inc	38,825	597

Netherlands — 5.4%
Communication Services — 0.2%
Universal Music Group NV	964,279	21,655

Consumer Discretionary — 0.0%
Basic-Fit NV *	60,927	2,191
Kendrion NV	3,950	98
		2,289
Consumer Staples — 0.4%
Koninklijke Ahold Delhaize NV	315,551	13,319
Magnum Ice Cream Co NV/The *	1,354,399	21,963
		35,282
Energy — 0.1%
SBM Offshore NV	95,032	3,624

Financials — 1.3%
ABN AMRO Bank NV	693,434	27,571
Flow Traders Ltd *	3,809	110
HAL Trust	1,560	311
ING Groep NV	2,424,172	75,126
NN Group NV	235,842	19,697
Van Lanschot Kempen NV	12,817	995
		123,810
Health Care — 0.7%
Argenx SE ADR *	10,296	8,607
Argenx SE *	31,361	26,228
Koninklijke Philips NV	935,152	24,840
Pharming Group NV *	18,296	25
		59,700
Industrials — 1.0%
Alfen N.V. *	44,129	859
IMCD NV	154,882	15,958
Koninklijke Heijmans N.V	45,112	5,579
Randstad NV	646,491	19,830
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Signify NV	1,328,528	$32,188
TKH Group NV	16,383	880
Wolters Kluwer NV	284,984	20,271
		95,565
Information Technology — 1.7%
ASM International NV	24,717	25,802
ASML Holding NV	27,747	44,886
ASML Holding NV, Cl G	47,454	76,532
BE Semiconductor Industries NV	33,228	11,007
Nebius Group NV, Cl A *	9,718	2,246
Nedap NV	1,078	120
TomTom NV *	4,672	28
		160,621
Materials — 0.0%
AMG Critical Materials NV	54,778	2,689
Corbion NV	3,157	74
		2,763
Total Netherlands		505,309
New Zealand — 0.0%
Communication Services — 0.0%
SKY Network Television Ltd	10,273	20

Consumer Staples — 0.0%
a2 Milk Co Ltd/The	94,192	363

Energy — 0.0%
Channel Infrastructure NZ Ltd	18,022	34

Health Care — 0.0%
Fisher & Paykel Healthcare Corp Ltd	193,240	4,312
		4,312
Utilities — 0.0%
Genesis Energy Ltd	16,864	26
Mercury NZ Ltd	20,442	85
		111
Total New Zealand		4,840
Nigeria — 0.0%
Communication Services — 0.0%
IHS Holding Ltd *	3,365	28

Norway — 1.1%
Energy — 0.5%
BLUENORD ASA	7,520	426
BW Offshore Ltd	35,475	177
DNO ASA	263,957	513
DOF Group ASA	487,616	6,308
Equinor ASA	1,170,991	42,383
OKEA ASA *	30,950	125
Sea1 offshore Inc	23,429	67

SEI Institutional Investments Trust	113

SCHEDULE OF INVESTMENTS

May 31, 2026

World Equity Ex-US Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Solstad Offshore ASA	28,062	$188
		50,187
Financials — 0.3%
Gjensidige Forsikring ASA	950,288	26,246
Sparebank 1 Oestlandet	1,780	38
Sparebanken More	3,645	45
		26,329
Health Care — 0.0%
PhotoCure ASA *	3,637	24

Industrials — 0.0%
Endur ASA	29,402	388
Klaveness Combination Carriers ASA	22,398	216
Kongsberg Gruppen ASA	25,023	897
Kongsberg Maritime AS *	49,576	313
MPC Container Ships ASA	599,094	1,572
Odfjell SE, Cl A	13,626	156
Stolt-Nielsen Ltd	34,313	1,091
Wallenius Wilhelmsen ASA, Cl B	35,401	455
		5,088

Information Technology — 0.1%
Kitron ASA	446,561	5,522
Opera Ltd ADR	49,487	930
Smartoptics Group ASA	43,462	302
		6,754

Materials — 0.2%
Norsk Hydro ASA	1,178,098	14,425
Total Norway		102,807

Peru — 0.0%
Financials — 0.0%
Credicorp Ltd	1,845	632
Intercorp Financial Services Inc	43,742	2,164
		2,796
Total Peru		2,796

Philippines — 0.1%
Consumer Staples — 0.0%
Puregold Price Club Inc	81,800	60

Industrials — 0.1%
International Container Terminal Services Inc	628,050	7,674
Total Philippines		7,734
Poland — 0.5%
Communication Services — 0.0%
CD Projekt SA	39,354	2,524
Digital Network SA	468	28
		2,552

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Consumer Discretionary — 0.0%
Pepco Group NV	13,898	$129

Energy — 0.3%
Lubelski Wegiel Bogdanka SA *	2,409	14
ORLEN SA	735,224	28,776
		28,790
Financials — 0.1%
Bank Handlowy w Warszawie SA	4,226	147
Bank Polska Kasa Opieki SA	389	26
BNPP Bank Polska SA	967	38
Powszechny Zaklad Ubezpieczen SA	314,020	5,584
Warsaw Stock Exchange	2,797	63
XTB SA	16,174	463
		6,321
Industrials — 0.0%
Mo-BRUK SA	334	33
NEWAG SA	4,268	131
Polimex-Mostostal SA *	108,792	235
		399
Materials — 0.1%
KGHM Polska Miedz SA *	66,154	6,376

Utilities — 0.0%
PGE Polska Grupa Energetyczna SA *	444,449	1,298
Tauron Polska Energia SA *	213,408	555
		1,853
Total Poland		46,420
Portugal — 0.1%
Communication Services — 0.0%
NOS SGPS SA	50,020	307

Consumer Discretionary — 0.0%
Ibersol SGPS SA	2,299	32

Consumer Staples — 0.0%
Sonae SGPS SA	982,909	2,184

Energy — 0.0%
Galp Energia SGPS SA, Cl B	97,895	2,134

Financials — 0.1%
Banco Comercial Portugues SA, Cl R	4,877,684	5,528

Utilities — 0.0%
EDP SA	440,122	2,243
Total Portugal		12,428

114	SEI Institutional Investments Trust

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Qatar — 0.0%
Communication Services — 0.0%
Ooredoo QPSC	774,074	$2,846

Energy — 0.0%
Qatar Gas Transport Co Ltd	1,534,651	1,830

Financials — 0.0%
Qatar Insurance Co SAQ	233,109	137
Total Qatar		4,813
Saudi Arabia — 0.3%
Communication Services — 0.2%
Etihad Etisalat Co	886,251	15,020
Saudi Telecom Co	61,230	716
		15,736
Consumer Staples — 0.0%
Al Majed for Oud Co	6,825	249
Fourth Milling Co	63,225	70
		319
Energy — 0.1%
Saudi Arabian Oil Co	1,040,743	7,585

Financials — 0.0%
Arab National Bank	629,648	3,557
Kingdom Holding Co	78,880	255
Riyad Bank	92,981	500
		4,312
Total Saudi Arabia		27,952
Singapore — 1.2%
Communication Services — 0.1%
Singapore Telecommunications Ltd	2,529,800	8,614

Consumer Staples — 0.1%
Delfi Ltd	36,700	28
Sheng Siong Group Ltd	1,885,500	4,508
		4,536
Energy — 0.0%
BW LPG Ltd	94,527	1,863
China Aviation Oil Singapore Corp Ltd	88,000	133
Hafnia Ltd	97,401	753
		2,749
Financials — 0.5%
iFAST Corp Ltd	245,700	1,761
Oversea-Chinese Banking Corp Ltd	1,279,300	23,498
Sing Investments & Finance Ltd	21,900	27
Singapore Exchange Ltd	1,302,300	22,342
Valuemax Group Ltd	54,800	41
		47,669

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Health Care — 0.0%
Riverstone Holdings Ltd	374,600	$273

Industrials — 0.2%
BRC Asia Ltd	17,500	63
Hong Leong Asia Ltd	184,600	493
Keppel Ltd	47,600	402
Marco Polo Marine Ltd	275,700	37
OKP Holdings Ltd	27,000	18
Pan-United Corp Ltd	28,500	33
Singapore Technologies Engineering Ltd	1,793,800	16,018
Wee Hur Holdings Ltd	641,900	338
		17,402
Information Technology — 0.1%
AEM Holdings Ltd	181,300	1,479
Aztech Global Ltd	89,700	67
CSE Global Ltd	1,408,400	1,871
STMicroelectronics NV, Cl Y	54,388	3,770
Venture Corp Ltd	282,900	3,993
		11,180
Materials — 0.1%
Keppel Infrastructure Trust	6,130,300	2,547
Nanofilm Technologies International Ltd	601,600	651
Straits Trading Co Ltd/Singapore	57,400	74
		3,272
Real Estate — 0.1%
City Developments Ltd	306,200	2,059
Frasers Property Ltd	61,000	54
GuocoLand Ltd	131,800	234
Ho Bee Land Ltd	15,200	25
Hong Fok Corp Ltd	47,300	37
Keppel REIT ‡	1	–
Sing Holdings Ltd	167,500	68
Singapore Land Group Ltd	9,200	26
Suntec Real Estate Investment Trust ‡	2,182,200	2,518
UOL Group Ltd	864,200	6,879
Wing Tai Holdings Ltd	18,900	23
		11,923
Total Singapore		107,618
South Africa — 0.3%
Consumer Discretionary — 0.0%
Super Group Ltd/South Africa	28,018	29

Consumer Staples — 0.2%
Astral Foods Ltd	5,440	83
Clicks Group Ltd	1,567,259	22,698
		22,781
Financials — 0.0%
Capitec Bank Holdings Ltd	8,280	2,285

SEI Institutional Investments Trust	115

SCHEDULE OF INVESTMENTS

May 31, 2026

World Equity Ex-US Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Information Technology — 0.0%
Karooooo Ltd	2,953	$141

Materials — 0.1%
African Rainbow Minerals Ltd	17,403	229
ArcelorMittal South Africa Ltd *	6,024	–
Gold Fields Ltd ADR	56,003	2,232
Kumba Iron Ore Ltd	22,343	448
Sasol Ltd *	110,079	1,374
		4,283
Real Estate — 0.0%
Growthpoint Properties Ltd ‡	1,749,730	1,805
Total South Africa		31,324
South Korea — 5.8%
Communication Services — 0.0%
LG HelloVision Co Ltd *	20,258	30
LG Uplus Corp	59,058	632
Mgame Corp	3,992	13
NC Corp	15,288	2,935
Neowiz	5,157	66
Netmarble Corp	10,963	309
SOOP Co Ltd	2,127	71
		4,056
Consumer Discretionary — 0.4%
DoubleUGames Co Ltd	3,729	169
F&F Holdings Co Ltd	2,166	25
Handsome Co Ltd	20,984	316
Hyundai Wia Corp	6,451	388
LF Corp	3,345	50
LG Electronics Inc	89,825	17,514
Lotte Shopping Co Ltd	592	58
MegaStudyEdu Co Ltd	6,694	178
Misto Holdings Corp	714,785	17,675
Multicampus Co Ltd	1,193	20
Nature Holdings Co Ltd/The	4,663	21
Nexen Tire Corp	13,171	57
Shinsegae Inc	5,849	2,007
Shinsegae International Inc	2,710	25
SJG Sejong	64,036	316
SL Corp	2,472	123
		38,942
Consumer Staples — 0.4%
APR Corp/Korea	49,106	12,887
BGF retail Co Ltd	2,079	171
CJ Freshway Corp	5,482	83
Easy Holdings Co Ltd	13,072	41
LG H&H Co Ltd	128,751	21,141
Lotte Chilsung Beverage Co Ltd	360	26
		34,349

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Energy — 0.1%
HD Hyundai Co Ltd	28,385	$5,229

Financials — 0.8%
BNK Financial Group Inc	784,868	8,767
Daol Investment & Securities Co Ltd	8,886	22
Hana Financial Group Inc	288,374	22,067
Hanwha General Insurance Co Ltd *	14,290	60
JB Financial Group Co Ltd	21,240	337
KB Financial Group Inc	67,959	6,808
Mirae Asset Securities Co Ltd	93,246	3,818
Shinhan Financial Group Co Ltd	518,549	32,255
Woori Financial Group Inc	82,342	1,628
		75,762
Health Care — 0.0%
D&D PharmaTech Inc *	52,153	3,262
InBody Co Ltd	2,467	75
Samsung Biologics Co Ltd *	1	1
Value Added Technology Co Ltd	1,668	21
Vieworks Co Ltd	1,494	28
		3,387
Industrials — 1.1%
CJ Corp	12,346	1,327
Doosan Bobcat Inc	817,085	34,955
HD Hyundai Electric Co Ltd	4,087	2,862
HD Hyundai Heavy Industries Co Ltd	4,065	1,878
HD Korea Shipbuilding & Offshore Engineering Co Ltd	103	29
Hyosung Corp	4,586	605
Hyundai GF Holdings	4,602	42
Hyundai Glovis Co Ltd	2,375	383
Korea Electric Terminal Co Ltd	422	22
LG Corp	511,715	49,816
NICE Information Service Co Ltd	7,651	71
SFA Engineering Corp	1,181	21
SK Inc	7,419	3,340
SK Square Co Ltd	2,504	2,076
TK Corp	3,998	83
TYM Corp	57,721	269
		97,779
Information Technology — 3.0%
Ahnlab Inc	3,950	160
Anapass Inc	3,203	40
Avaco Co Ltd	3,745	33
Daeduck Co Ltd	1,920	28
Daeduck Electronics Co Ltd / New	419	53
DB HiTek Co Ltd	4,600	567
DIT Corp	7,593	108
DNF Co Ltd	1,568	20
EM-Tech Co Ltd *	9,087	30
Eo Technics Co Ltd	79	24

116	SEI Institutional Investments Trust

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Eugene Technology Co Ltd	11,040	$911
FLITTO Inc *	3,461	25
GigaVis Co Ltd	427	40
Global Standard Technology Co Ltd	1,222	44
Jahwa Electronics Co Ltd *	3,662	97
LEENO Industrial Inc	327	21
LG Innotek Co Ltd	4,964	4,812
LOT Vacuum Co Ltd *	19,091	156
Namuga Co Ltd	1,527	18
NEPES Corp *	4,981	113
Protec Co Ltd	578	30
PSK Holdings Inc	341	24
PSK Inc	33,280	2,181
Samsung Electro-Mechanics Co Ltd	3,345	4,728
Samsung Electronics Co Ltd	742,455	155,762
Seoul Semiconductor Co Ltd *	5,818	50
SK hynix Inc	67,483	105,072
Solid Inc	52,226	554
Tovis Co Ltd	2,012	25
TSE Co Ltd	342	45
Union Semiconductor Equipment & Materials Co Ltd	18,307	134
VM Inc *	741	29
WONIK IPS Co Ltd	15,476	1,091
		277,025
Materials — 0.0%
ENF Technology Co Ltd	1,714	50
KG Chemical Corp	35,706	113
Kolon Industries Inc	426	20
LOTTE Fine Chemical Co Ltd	635	22
PI Advanced Materials Co Ltd	1,441	24
SeAH Holdings Corp	247	26
Songwon Industrial Co Ltd	3,016	21
Soulbrain Co Ltd	124	32
Wonik Materials Co Ltd	710	20
Young Poong Corp	582	20
		348
Utilities — 0.0%
INVENI Co Ltd	2,199	22
Total South Korea		536,899

Spain — 0.7%
Consumer Discretionary — 0.2%
Industria de Diseno Textil SA	240,805	14,848
Melia Hotels International SA	271,045	3,542
		18,390
Financials — 0.3%
Banco Bilbao Vizcaya Argentaria SA	486,148	11,360
Banco Santander SA	808,839	10,120
CaixaBank SA	450,018	6,079
Unicaja Banco SA	718,714	2,403
		29,962

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Industrials — 0.1%
ACS Actividades de Construccion y Servicios SA	40,384	$5,856
Befesa SA	18,166	782
Obrascon Huarte Lain SA *	1,877,490	1,083
		7,721
Utilities — 0.1%
Grenergy Renovables SA *	20,116	2,889
Naturgy Energy Group SA	195,848	6,490
Solaria Energia y Medio Ambiente SA *	69,317	1,900
		11,279
Total Spain		67,352

Sweden — 1.8%
Communication Services — 0.1%
Ovzon AB *	33,715	244
Tele2 AB, Cl B	236,356	4,436
Telia Co AB	325,363	1,744
		6,424
Consumer Discretionary — 0.0%
Boozt AB *	3,259	45
Clas Ohlson AB, Cl B	1,097	50
Evolution AB *	339	25
Rusta AB	6,819	68
Rvrc Holding AB	60,323	383
		571
Consumer Staples — 0.0%
Kopparbergs Bryggeri AB, Cl B	785	10

Health Care — 0.0%
Attendo AB	173,523	2,217
BioGaia AB, Cl B	16,671	235
Cantargia AB *	180,512	43
		2,495
Industrials — 0.9%
Assa Abloy AB, Cl B	1,119,087	40,184
Bravida Holding AB	2,192	27
Coor Service Management Holding AB	51,026	314
Hexatronic Group AB *	11,189	53
Instalco AB	21,323	89
Loomis AB, Cl B	58,588	2,891
Peab AB, Cl B	19,169	189
Saab AB, Cl B	26,728	1,647
Sandvik AB	834,829	33,952
		79,346
Information Technology — 0.7%
Hanza AB	19,938	381
Hexagon AB, Cl B	3,487,339	31,994
Octave Intelligence PLC *	–	–
Telefonaktiebolaget LM Ericsson ADR	2,041,680	26,665

SEI Institutional Investments Trust	117

SCHEDULE OF INVESTMENTS

May 31, 2026

World Equity Ex-US Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Telefonaktiebolaget LM Ericsson, Cl B	550,612	$7,180
Truecaller AB, Cl B	16,872	24
		66,244
Materials — 0.1%
Boliden AB	231,904	14,440
Total Sweden		169,530

Switzerland — 3.1%
Consumer Discretionary — 0.4%
On Holding AG, Cl A *	51,101	2,086
Swatch Group AG/The	131,988	36,502
		38,588
Consumer Staples — 0.1%
Nestle SA	122,194	12,386

Financials — 1.2%
Julius Baer Group Ltd	434,974	35,547
Partners Group Holding AG	31,935	33,659
UBS Group AG	869,305	41,012
Zurich Insurance Group AG	3,950	2,802
		113,020
Health Care — 0.7%
Galderma Group AG	157,242	33,231
Roche Holding AG	65,587	27,567
Sandoz Group AG	24,700	2,075
		62,873
Industrials — 0.5%
ABB Ltd	311,035	33,224
Accelleron Industries AG	45,185	4,472
Huber + Suhner AG	7,179	2,441
SFS Group AG	14,196	2,309
VAT Group AG	2,478	1,933
		44,379
Information Technology — 0.1%
Logitech International SA	59,346	7,204
Temenos AG	14,437	1,248
		8,452
Materials — 0.0%
Holcim AG	20,958	2,061

Real Estate — 0.1%
Allreal Holding AG	13,898	3,720
Total Switzerland		285,479

Taiwan — 7.0%
Communication Services — 0.3%
Addcn Technology Co Ltd	18,000	84
Chunghwa Telecom Co Ltd	3,118,000	13,640
Far EasTone Telecommunications Co Ltd	2,931,000	8,868
Gamania Digital Entertainment Co Ltd	43,000	56

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
International Games System Co Ltd	91,000	$2,188
Userjoy Technology Co Ltd	37,000	97
		24,933
Consumer Discretionary — 0.0%
Advanced International Multitech Co Ltd	45,000	76
Avermedia Technologies	23,000	36
Giant Manufacturing Co Ltd	94,000	208
Global PMX Co Ltd	24,000	118
Gourmet Master Co Ltd	11,000	21
Pou Chen Corp	76,000	62
Tung Thih Electronic Co Ltd	35,000	62
Wowprime Corp	26,000	193
		776
Consumer Staples — 0.0%
TCI Co Ltd	21,000	80

Energy — 0.0%
Formosa Petrochemical Corp	385,000	633

Financials — 0.3%
Capital Futures Corp	24,000	44
Cathay Financial Holding Co Ltd	1,698,000	4,648
CTBC Financial Holding Co Ltd	94,000	182
E.Sun Financial Holding Co Ltd	8,798,000	8,696
KGI Financial Holding Co Ltd	13,043,000	9,356
SinoPac Financial Holdings Co Ltd	587,000	562
Yuanta Financial Holding Co Ltd	1,422,000	2,703
		26,191
Industrials — 0.2%
Bizlink Holding Inc	54,781	3,558
C Sun Manufacturing Ltd	10,000	195
China Airlines Ltd	4,279,000	2,607
CTCI Corp	463,000	587
Eva Airways Corp	2,195,000	2,520
Evergreen Marine Corp Taiwan Ltd	272,800	1,853
General Plastic Industrial Co Ltd	29,000	18
Group Up Industrial Co Ltd	46,000	636
Jiin Yeeh Ding Enterprise Co Ltd	27,000	105
Kaori Heat Treatment Co Ltd	20,000	690
Kedge Construction Co Ltd	12,000	34
Kerry TJ Logistics Co Ltd	25,000	23
L&K Engineering Co Ltd	159,000	3,949
Nova Technology Corp/Taiwan	28,000	236
Solteam Inc	34,000	47
Sporton International Inc	148,000	1,098
Syntec Technology Co Ltd	11,000	829
Taiwan Navigation Co Ltd	89,000	82
Taiwan Secom Co Ltd	21,000	76
Taiwan Taxi Co Ltd	6,000	31
United Integrated Services Co Ltd	59,000	2,164
		21,338

118	SEI Institutional Investments Trust

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Information Technology — 6.1%
91APP Inc	69,000	$136
Accton Technology Corp	45,000	3,443
ADATA Technology Co Ltd	68,000	885
Alltop Technology Co Ltd	11,000	128
Anpec Electronics Corp	24,000	263
AP Memory Technology Corp	102,000	3,819
Arcadyan Technology Corp	375,000	2,239
ASE Technology Holding Co Ltd	202,000	3,859
Asia Vital Components Co Ltd	66,000	5,566
ASPEED Technology Inc	5,000	2,976
ASROCK Inc	107,634	829
Asustek Computer Inc	353,000	8,516
Axiomtek Co Ltd	197,000	878
Castles Technology Co Ltd	19,000	30
Chenbro Micom Co Ltd	95,000	4,092
Chin-Poon Industrial Co Ltd	465,000	965
Chroma ATE Inc	64,000	5,093
Chunghwa Precision Test Tech Co Ltd	13,000	1,289
Compal Electronics Inc	2,141,000	2,491
Compeq Manufacturing Co Ltd	301,000	2,707
Cyberlink Corp	55,000	113
Darfon Electronics Corp	30,000	37
Delta Electronics Inc	451,000	34,604
Dimerco Data System Corp	34,000	93
Elite Material Co Ltd	52,000	8,404
Elite Semiconductor Microelectronics Technology Inc	260,000	2,013
Ennoconn Corp	76,000	870
FLEXium Interconnect Inc *	113,000	226
FocalTech Systems Co Ltd	23,000	43
General Interface Solution GIS Holding Ltd *	341,184	829
Global Unichip Corp	4,000	590
Gold Circuit Electronics Ltd	57,000	2,380
Himax Technologies Inc ADR	54,202	1,115
Hon Hai Precision Industry Co Ltd	2,659,000	24,340
Hon Precision Inc	15,644	4,100
HORNG TERNG AUTOMATION CO LTD	2,000	110
Innodisk Corp	12,000	677
Inpaq Technology Co Ltd	30,000	113
ITE Technology Inc	52,783	258
King Slide Works Co Ltd	18,000	2,877
Kinsus Interconnect Technology Corp	74,000	1,695
LandMark Optoelectronics Corp	8,000	656
Lotes Co Ltd	3,000	251
Macronix International Co Ltd *	99,000	520
MediaTek Inc	314,146	42,709
MPI Corp	38,000	7,119
Nanya Technology Corp *	15,000	163
Novatek Microelectronics Corp	689,311	10,492
Parade Technologies Ltd	16,000	422
Pegatron Corp	938,000	2,646
Phison Electronics Corp	106,000	8,531

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Pixart Imaging Inc	30,000	$217
Powertech Technology Inc	3,000	36
Qisda Corp	65,000	60
Rafael Microelectronics Inc	11,000	79
Realtek Semiconductor Corp	772,000	14,229
Sensortek Technology Corp	5,000	28
Sercomm Corp	543,000	1,492
Sigurd Microelectronics Corp	16,000	115
Silicon Motion Technology Corp ADR	16,889	4,676
Simplo Technology Co Ltd	58,000	727
Sitronix Technology Corp	65,000	633
Sunplus Technology Co Ltd *	35,000	33
Sunrex Technology Corp	123,000	161
Taiwan PCB Techvest Co Ltd	88,000	109
Taiwan Semiconductor Manufacturing Co Ltd ADR	147,902	61,890
Taiwan Semiconductor Manufacturing Co Ltd	3,300,000	244,482
Taiwan Surface Mounting Technology Corp	78,000	546
Tong Hsing Electronic Industries Ltd	58,000	455
Transcend Information Inc	150,000	1,603
Tripod Technology Corp	174,000	2,868
TXC Corp	48,000	327
Unimicron Technology Corp	6,000	199
United Microelectronics Corp	522,000	2,350
Universal Microwave Technology Inc	6,000	417
Win Semiconductors Corp	44,000	732
Winbond Electronics Corp	380,000	1,870
WinWay Technology Co Ltd	6,000	1,641
WITS Corp	19,000	74
WNC Corp /Taiwan	159,000	1,601
WPG Holdings Ltd	639,000	2,403
Yageo Corp	110,000	2,559
Yield Microelectronics Corp	42,223	127
Zhen Ding Technology Holding Ltd	437,000	7,132
Zyxel Group Corp	275,000	404
		565,475
Materials — 0.1%
Eternal Materials Co Ltd	976,000	2,523
Nantex Industry Co Ltd	40,000	34
Sesoda Corp	149,000	181
TA Chen Stainless Pipe	2,827,000	3,752
Taiwan Hopax Chemicals Manufacturing Co Ltd	127,000	202
Tung Ho Steel Enterprise Corp	1,527,000	3,291
		9,983
Real Estate — 0.0%
Cathay Real Estate Development Co Ltd	344,000	249
Huaku Development Co Ltd	102,000	389
		638
Total Taiwan		650,047

SEI Institutional Investments Trust	119

SCHEDULE OF INVESTMENTS

May 31, 2026

World Equity Ex-US Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Thailand — 0.8%
Communication Services — 0.1%
Advanced Info Service PCL	447,700	$4,849

Consumer Discretionary — 0.0%
Sabina PCL	51,000	24
Somboon Advance Technology PCL NVDR	114,200	54
Sri Trang Agro-Industry PCL NVDR	660,500	389
		467
Consumer Staples — 0.0%
Betagro PCL NVDR	397,600	243

Energy — 0.3%
PTT Exploration & Production PCL NVDR	3,005,100	13,077
PTT PCL NVDR	8,935,300	9,953
		23,030
Financials — 0.4%
Bangkok Bank PCL NVDR	3,291,000	17,480
Bank of Ayudhya PCL NVDR	128,900	139
Kasikornbank PCL NVDR	1,334,000	8,239
Krung Thai Bank PCL NVDR	4,268,800	4,558
SCB X PCL	2,113,800	8,731
Thai Credit Bank PCL NVDR	43,100	25
TMBThanachart Bank PCL NVDR	5,404,000	379
		39,551
Information Technology — 0.0%
Delta Electronics Thailand PCL NVDR	292,800	3,158
KCE Electronics PCL NVDR	26,700	30
		3,188
Materials — 0.0%
PTT Global Chemical PCL NVDR	945,600	973
Siam Cement PCL/The NVDR	10,300	72
		1,045
Utilities — 0.0%
Gulf Development PCL NVDR	2,044,000	3,890
Total Thailand		76,263

Turkey — 0.2%
Consumer Staples — 0.0%
Migros Ticaret AS	129,941	1,843

Financials — 0.1%
Akbank TAS	6,336,085	8,649
Destek Finans Faktoring AS *	37,355	1,690
		10,339
Industrials — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	313,755	2,600

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Information Technology — 0.0%
Logo Yazilim Sanayi Ve Ticaret AS	35,358	$120

Real Estate — 0.0%
Ronesans Gayrimenkul Yatirim AS, Cl B	39,146	161

Utilities — 0.0%
Dogu Aras Enerji Yatirimlari AS	10,809	27
Total Turkey		15,090

United Arab Emirates — 0.7%
Communication Services — 0.1%
Emirates Telecommunications Group Co PJSC	468,782	2,309
Consumer Discretionary — 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	1,468,023	1,573

Energy — 0.1%
ADNOC Drilling Co PJSC	1,080,573	1,754
Adnoc Gas PLC	3,827,506	3,590
ADNOC Logistics & Services	1,593,776	2,608
		7,952
Financials — 0.2%
Abu Dhabi Commercial Bank PJSC	11,093	41
Dubai Islamic Bank PJSC	1,363,666	2,749
Emirates NBD Bank PJSC	1,101,384	8,342
First Abu Dhabi Bank PJSC	1,728,556	7,966
National Bank of Ras Al-Khaimah PSC/The	11,144	27
Sharjah Islamic Bank	64,842	50
		19,175
Real Estate — 0.3%
Emaar Development PJSC	2,322,545	9,206
Emaar Properties PJSC	6,355,365	20,569
		29,775
Total United Arab Emirates		60,784

United Kingdom — 8.8%
Communication Services — 0.6%
4imprint Group PLC	6,507	320
ITV PLC	28,267,239	30,926
S4 Capital PLC	195,743	113
WPP PLC	6,268,681	23,392
		54,751
Consumer Discretionary — 1.6%
B&M European Value Retail plc	12,251,577	28,193
Barratt Redrow PLC	8,609,384	30,360
Burberry Group PLC *	1,666,849	26,482
InterContinental Hotels Group PLC	216,041	33,130
JD Sports Fashion PLC	25,501,625	28,898
		147,063

120	SEI Institutional Investments Trust

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)

Consumer Staples — 2.0%
British American Tobacco PLC	545,484	$33,784
Diageo PLC	934,445	19,173
J Sainsbury PLC	7,693,079	30,595
Reckitt Benckiser Group PLC	1,102,501	67,912
Unilever PLC	587,745	33,278
		184,742
Energy — 1.0%
BP PLC	4,002,919	28,301
BP PLC ADR	577,681	24,187
Shell PLC	841,298	35,396
TORM PLC, Cl A	25,465	694
		88,578
Financials — 1.3%
Allfunds Group Plc	283,364	2,831
Barclays PLC	1,510,977	9,239
Barclays PLC ADR	789,804	19,374
HSBC Holdings PLC	2,459,164	46,206
Investec PLC	3,230	29
London Stock Exchange Group PLC	333,477	40,388
Ninety One PLC	38,255	116
		118,183
Health Care — 0.7%
AstraZeneca PLC	63,125	11,720
GSK PLC	1,419,008	35,915
GSK PLC ADR	345,882	17,481
		65,116
Industrials — 1.0%
Ceres Power Holdings PLC *	16,286	185
CK Hutchison Holdings Ltd	14,000	126
Diploma PLC	314,099	29,483
Experian PLC	961,538	33,236
RELX PLC	1,016,029	33,660
XP Power Ltd *	1,854	48
		96,738
Information Technology — 0.4%
Computacenter PLC	986	59
Halma PLC	521,153	32,789
		32,848

Materials — 0.0%
Rio Tinto PLC ADR	38,051	4,048

Utilities — 0.2%
United Utilities Group PLC	1,075,611	19,458
Total United Kingdom		811,525

United States — 1.4%
Energy — 0.1%
DHT Holdings Inc	312,755	5,104
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Navigator Holdings Ltd	30,208	$656
		5,760
Financials — 0.3%
Aegon Ltd	221,297	1,878
Western Union Co/The	3,214,291	26,132
		28,010
Health Care — 0.7%
Avantor Inc *	3,937,513	35,910
DENTSPLY SIRONA Inc	2,607,689	27,302
		63,212
Industrials — 0.3%
Robert Half Inc	1,082,135	31,858
Total United States		128,840

Vietnam — 0.2%
Consumer Staples — 0.2%
Vietnam Dairy Products JSC	7,589,930	17,079

Total Common Stock
(Cost $6,678,479) ($ Thousands)		8,533,807

	Face Amount
	(Thousands)
U.S. TREASURY OBLIGATIONS — 2.9%
U.S. Treasury Bills
3.585%, 08/27/2026 (B)	$268,794	266,458

Total U.S. Treasury Obligations
(Cost $266,506) ($ Thousands)		266,458

	Shares
PREFERRED STOCK — 1.6%
Brazil — 0.5%
Consumer Discretionary — 0.0%
Alpargatas SA(C)	215,100	524

Energy — 0.2%
Petroleo Brasileiro SA - Petrobras(C)	2,132,700	17,780

Financials — 0.1%
Banco Mercantil do Brasil SA (C)	2,300	38
Itau Unibanco Holding SA(C)	1,311,645	10,383
		10,421
Utilities — 0.2%
Cia De Saneamento do Parana Sanepar (C)	39,800	58
Cia Energetica de Minas Gerais(C)	8,083,890	17,724
		17,782
Total Brazil		46,507

Germany — 0.9%
Consumer Discretionary — 0.3%
Volkswagen AG(C)	285,603	30,488

Consumer Staples — 0.4%
Henkel AG & Co KGaA(C)	400,499	31,102

SEI Institutional Investments Trust	121

SCHEDULE OF INVESTMENTS

May 31, 2026

World Equity Ex-US Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
PREFERRED STOCK (continued)
Health Care — 0.2%
Sartorius AG(C)	71,563	$20,408

Industrials — 0.0%
Jungheinrich AG(C)	3,269	95
Total Germany		82,093

South Korea — 0.2%
Information Technology — 0.2%
Samsung Electronics Co Ltd(C)	120,790	16,161

Total Preferred Stock
(Cost $132,192) ($ Thousands)		144,761

	Number of
	Warrants
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software Inc, Expires 08/22/2028 *(A)	2,560	–

Total Warrants
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
3.490%**†	110,671,586	110,672
Total Cash Equivalent
(Cost $110,672) ($ Thousands)		110,672
Total Investments in Securities — 97.8%
(Cost $7,187,849) ($ Thousands)		$9,055,698

A list of the open futures contracts held by the Fund at May 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	291	Jun-2026	$20,164	$20,592	$294
FTSE 100 Index	87	Jun-2026	12,231	12,247	(46)
Hang Seng Index	81	Jun-2026	13,195	12,913	(276)
S&P TSX 60 Index	31	Jun-2026	9,060	9,104	36
SPI 200 Index	124	Jun-2026	19,164	19,517	211
TOPIX Index	105	Jun-2026	25,429	26,133	727
			$99,243	$100,506	$946

122	SEI Institutional Investments Trust

A list of the open OTC Swap agreements held by the Fund at May 31, 2026, is as follows:

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	Custom Basket of International Equity Securities	Overnight Bank Funding Rate + Spread	Basket Return	Annually	12/12/2029	USD	349,613	$4,649	$–	$4,649
Morgan Stanley	Custom Basket of International Equity Securities	Federal Funds Effective Rate + Spread	Basket Return	Annually	02/03/2027	USD	14,024	(21,805)	–	(21,805)
								$(17,156)	$–	$(17,156)

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Bank of America Custom Basket of International Equity Securities Total Return Swap as of May 31, 2026:

International Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
64,151,207	ROCHE HOLDING AG GENUSSSCH.	$62,616	$1,413	17.9%
58,294,841	NOVARTIS AG NAMEN	57,397	792	16.4
55,044,481	ABB AG NAMEN	53,422	1,519	15.3
34,139,289	CANADIAN IMPERIAL BANK OF COMMERCE REGISTERED SHS	35,019	(945)	10.0
28,719,168	SUNCOR ENERGY INC REGISTERED SHS	30,698	(1,915)	8.8
32,414,439	CAIXABANK S.A. SHS	30,117	2,238	8.6
27,610,637	BNP PARIBAS SA ACT	27,264	941	7.8
23,019,878	NATIONAL BANK OF CANADA REGISTERED SHS	23,536	(555)	6.7
26,290,531	LOGITECH INTERNATIONAL SA NAMEN	22,159	4,088	6.3
23,079,223	SOCIETE GENERALE SA ACT	21,521	1,516	6.2
21,143,616	BANCO BILBAO VIZCAYA ARGENTARIA SA REGISTERED SHS	19,681	1,469	5.6
19,512,685	BANK OF NOVA SCOTIA REGISTERED SHS	18,793	688	5.4
18,561,402	NATWEST GROUP PLC REGISTERED SHS	17,643	884	5.0
18,607,935	THE TORONTO	17,593	983	5.0
16,723,654	SANDOZ GROUP AG NAMEN	17,265	(574)	4.9
17,891,022	BANK OF MONTREAL REGISTERED SHS	16,853	1,175	4.8
16,493,609	GALDERMA GROUP AG NAMEN	16,181	281	4.6
15,667,506	HUDBAY MINERALS INC REGISTERED SHS	14,309	1,334	4.1
13,383,463	DPM METALS INC REGISTERED SHS	13,758	(400)	3.9
12,999,686	TOKYO ELECTRON LTD.	12,848	126	3.7
12,430,010	PRYSMIAN S.P.A. AZ NOM	12,642	(227)	3.6
11,580,234	CENTRICA PLC REGISTERED SHS	12,444	(891)	3.6
11,131,651	SUMITOMO MITSUI FINANCIAL GROUP INC.	11,297	(260)	3.2
10,854,464	VAR ENERGI ASA REGISTERED SHS	11,154	(321)	3.2
10,750,437	SIEMENS AG NAMEN	10,766	(16)	3.1
10,317,818	CELESTICA INC REGISTERED SHS	10,189	110	2.9
9,780,015	REPSOL S.A. BEARER SHS	10,025	(255)	2.9
9,363,100	IPSEN ACT	9,917	(573)	2.8
12,781,153	RECRUIT HOLDINGS CO. LTD.	9,518	3,278	2.7
9,472,573	MIZUHO FINANCIAL GROUP INC.	9,367	87	2.7
7,746,389	EISAI CO. LTD.	9,256	(1,527)	2.6
9,155,081	EMPIRE CO LTD REGISTERED SHS	8,802	338	2.5
8,915,283	JAPAN POST BANK CO. LTD.	8,352	547	2.4
7,840,700	CES ENERGY SOLUTIONS CORP REGISTERED SHS	8,142	(316)	2.3
7,323,906	OCEANAGOLD CORP REGISTERED SHS	8,112	(781)	2.3
7,264,473	ENERFLEX LTD REGISTERED SHS	8,034	(775)	2.3
7,774,761	SUMITOMO ELECTRIC IND. LTD.	7,964	(216)	2.3
7,589,760	MITSUBISHI UFJ FINANCIAL GROUP INC.	7,474	84	2.1
7,799,260	QUEBECOR INC SHS	7,269	563	2.1
6,793,615	MITSUBISHI ELECTRIC CORP.	6,761	28	1.9
6,747,910	JAPAN POST HOLDINGS CO. LTD.	6,393	342	1.8
5,844,547	CENTERRA GOLD INC REGISTERED SHS	6,105	(255)	1.7
5,944,275	LUNDIN MINING CORP REGISTERED SHS	5,999	(281)	1.7
7,690,149	KIOXIA HOLDINGS CORP.	5,840	1,840	1.7

SEI Institutional Investments Trust	123

SCHEDULE OF INVESTMENTS

May 31, 2026

World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
5,236,450	ENDEAVOUR MINING PLC REGISTERED SHS	$5,773	$(548)	1.7%
5,807,280	JAPAN EXCHANGE GROUP INC.	5,552	244	1.6
5,804,184	VAT GROUP AG NAMEN	5,523	270	1.6
6,380,785	BOMBARDIER INC REGISTERED SHS	5,496	875	1.6
8,526,416	MURATA MANUFACTURING CO. LTD.	5,484	3,032	1.6
4,768,767	B2GOLD CORP REGISTERED SHS	5,197	(438)	1.5
4,575,841	FURUKAWA ELECTRIC CO. LTD.	5,156	(590)	1.5
5,239,123	THE SWATCH GROUP AG INHABER	5,059	225	1.4
5,225,923	TREND MICRO INC.	4,920	296	1.4
4,891,463	SHIONOGI & CO. LTD.	4,900	(18)	1.4
5,121,270	MAZDA MOTOR CORP.	4,860	253	1.4
5,408,157	AIXTRON SE NAMEN	4,807	685	1.4
4,611,480	AKER BP ASA REGISTERED SHS	4,788	(149)	1.4
5,117,726	ARITZIA INC SHS SUBORD VOTING	4,782	327	1.4
4,438,515	EIFFAGE SA ACT	4,746	(172)	1.4
4,274,877	ENDESA SA BEARER SHS	4,395	(169)	1.3
4,168,771	TOREX GOLD RESOURCES INC REGISTERED SHS	4,369	(197)	1.2
3,937,457	AECON GROUP INC REGISTERED SHS	4,368	(438)	1.2
4,104,882	SPROTT INC REGISTERED SHS	4,249	(146)	1.2
4,133,421	MIXI INC.	4,099	27	1.2
4,015,623	BOUYGUES ACT	4,067	(59)	1.2
3,802,068	SURGE ENERGY INC REGISTERED SHS	4,039	(209)	1.2
3,866,985	STRATHCONA RESOURCES LIMITED REGISTERED SHS	3,987	(127)	1.1
5,215,280	TDK CORP.	3,740	1,468	1.1
4,031,730	FAST RETAILING CO. LTD.	3,583	442	1.0

International Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(16,456,736)	CVC CAPITAL PARTNERS PLC REGISTERED SHS	$(15,935)	$(822)	(4.6)%
(18,210,669)	BIRKENSTOCK HOLDING LIMITED REGISTERED SHS	(13,705)	(4,490)	(3.9)
(13,121,563)	BROOKFIELD ASSET MANAGEMENT LTD REGISTERED SHS	(13,343)	107	(3.8)
(11,822,302)	IMCD N.V. REGISTERED SHS	(13,033)	1,513	(3.7)
(8,992,672)	LI AUTO INC REGISTERED SHS	(11,457)	2,565	(3.3)
(12,085,734)	THOMSON REUTERS CORP REGISTERED SHS	(11,202)	(1,074)	(3.2)
(11,789,673)	EQT AB REGISTERED SHS	(11,137)	(912)	(3.2)
(10,363,844)	CHINA RESOURCES LAND LTD REGISTERED SHS	(11,082)	743	(3.2)
(11,418,443)	ADYEN N.V. BEARER AND REGISTERED SHS	(10,741)	(659)	(3.1)
(10,850,423)	STELLANTIS N.V. BEARER AND REGISTERED SHS	(10,320)	(515)	(3.0)
(10,153,902)	DENISON MINES CORP REGISTERED SHS	(10,115)	(23)	(2.9)
(8,092,639)	COSAN SA REGISTERED SHS	(9,947)	1,867	(2.8)
(9,560,523)	DR. ING. H.C. F. PORSCHE AKTIENGESELLSCHAFT VORZ	(9,435)	(249)	(2.7)
(9,775,671)	FERRARI N.V. REGISTERED SHS	(9,362)	(401)	(2.7)
(9,435,764)	SVENSKA CELLULOSA SCA AB SHS	(9,234)	(186)	(2.6)
(8,835,782)	VERISURE PLC REGISTERED SHS	(8,830)	9	(2.5)
(6,973,259)	GOLAR LNG LTD REGISTERED SHS	(8,021)	1,061	(2.3)
(8,690,990)	WEST FRASER TIMBER CO.LTD REGISTERED SHS	(7,657)	(1,018)	(2.2)
(7,518,382)	NU HOLDINGS LIMITED REGISTERED SHS	(7,404)	20	(2.1)
(7,952,291)	AUTO1 GROUP SE INHABER	(7,235)	(706)	(2.1)
(7,219,106)	STORA ENSO OYJ REGISTERED SHS	(6,834)	(375)	(2.0)
(7,053,652)	SALMAR ASA REGISTERED SHS	(6,738)	(367)	(1.9)
(9,381,202)	DELIVERY HERO SE NAMEN	(6,686)	(3,412)	(1.9)
(6,240,433)	XTALPI HOLDINGS LIMITED REGISTERED SHS UNITARY	(6,571)	333	(1.9)
(6,931,536)	BBB FOODS INCORPORATION REGISTERED SHS	(6,567)	(354)	(1.9)
(4,986,169)	HORIZON ROBOTICS REGISTERED SHS	(6,248)	1,269	(1.8)
(5,184,575)	XIAOMI CORPORATION REGISTERED SHS	(5,884)	710	(1.7)
(5,527,331)	HLB CO LTD REGISTERED SHS	(5,822)	292	(1.7)
(5,583,477)	HDFC BANK LTD SHS SPONSORED AMERICAN DEPOSITARY RE	(5,754)	204	(1.6)
(5,644,740)	VIZSLA SILVER CORP REGISTERED SHS	(5,428)	(210)	(1.6)
(5,881,563)	SYENSQO SA/NV SHS	(5,287)	(780)	(1.5)
(5,126,150)	UPM	(5,151)	29	(1.5)

124	SEI Institutional Investments Trust

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(4,690,076)	INFRASTRUTTURE WIRELESS ITALIANE S.P.A. AZ NOM	$(5,008)	$(39)	(1.4)%
(7,429,972)	MUSASHI SEIMITSU INDUSTRY CO. LTD.	(4,901)	(2,520)	(1.4)
(5,793,021)	HENSOLDT AG INHABER	(4,888)	(933)	(1.4)
(3,906,970)	HESAI GROUP SHS	(4,860)	960	(1.4)
(5,363,762)	KLARNA GROUP PLC REGISTERED SHS	(4,780)	(580)	(1.4)
(4,687,861)	INTER & COMPANY INCORPORATION REGISTERED SHS	(4,600)	(81)	(1.3)
(4,848,925)	CSG N.V. BEARER AND REGISTERED SHS	(4,348)	(494)	(1.2)
(4,347,626)	TREASURY WINE ESTATES LTD REGISTERED SHS	(4,318)	(22)	(1.2)
(4,452,439)	DIAGEO PLC SHS SPONSORED AMERICAN DEPOSITARY RECEI	(4,280)	(210)	(1.2)
(3,469,117)	GDS HOLDINGS LTD REGISTERED SHS	(4,258)	797	(1.2)
(3,966,057)	ENERGY FUELS INC REGISTERED SHS	(4,235)	275	(1.2)
(3,907,724)	AZELIS GROUP N.V. SHS	(4,212)	311	(1.2)
(4,070,238)	YUHAN CORP REGISTERED SHS	(4,113)	49	(1.2)
(4,612,080)	RHEINMETALL AG	(4,052)	(555)	(1.2)
(5,112,341)	KEEL INFRASTRUCTURE CORPORATION REGISTERED SHS	(4,042)	(1,064)	(1.2)
(3,376,374)	AMERICAS GOLD AND SILVER CORPORATION REGISTERED SH	(3,905)	533	(1.1)
(3,422,963)	WEBULL CORPORATION REGISTERED SHS	(3,904)	531	(1.1)
(3,635,353)	GRUPO AEROPORTUARIO DEL PACIFICO SAB DE CV SHS	(3,732)	102	(1.1)
(3,835,437)	ALTEOGEN INC. REGISTERED SHS	(3,727)	(104)	(1.1)
(3,484,926)	SNOWLINE GOLD CORP REGISTERED SHS	(3,717)	238	(1.1)
(3,656,871)	WUXI XDC CAYMAN INC. REGISTERED SHS UNITARY	(3,658)	5	(1.0)
(3,626,542)	TS FINANCIAL HOLDING CO LTD REGISTERED SHS	(3,602)	(22)	(1.0)
(3,716,333)	CHINA STEEL CORP REGISTERED SHS	(3,555)	(158)	(1.0)
(3,538,910)	MONOTARO CO. LTD.	(3,489)	(44)	(1.0)
(3,690,102)	CAPITEC BANK HOLDINGS LIMITED REGISTERED SHS	(3,472)	(214)	(1.0)
(3,980,241)	TERRAVEST INDUSTRIES INC REGISTERED SHS	(3,429)	(550)	(1.0)

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Morgan Stanley Custom Basket Total Return Swap as of May 31, 2026:

International Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
180,153	NOVARTIS AG	$27,734	$(982)	197.8%
102,172	ASTRAZENECA PLC	19,521	(683)	139.2
1,177,455	HSBC HOLDINGS PLC	18,729	3,344	133.5
29,843	L OREAL	12,566	747	89.6
327,423	EXPERIAN PLC	11,986	(734)	85.5
24,800	FAST RETAILING CO LTD	11,562	1,231	82.4
226,160	HALMA PLC	11,546	2,627	82.3
695,287	ROLLS	11,375	1,106	81.1
272,189	SEVERN TRENT PLC	11,359	(302)	81.0
114,772	BNP PARIBAS	11,282	1,521	80.4
62,200	HOYA CORP	10,770	(275)	76.8
2,768,331	TELSTRA GROUP LTD	10,333	44	73.7
1,301,236	NATWEST GROUP PLC	9,925	902	70.8
38,000	HIKARI TSUSHIN INC	9,837	(1,175)	70.1
331,504	COMPASS GROUP PLC	9,638	6,947	68.7
37,301	GTT	8,529	10	60.8
186,249	SHELL PLC	8,449	(610)	60.2
110,366	DIPLOMA PLC	8,057	2,319	57.4
50,482	LEGRAND SA	8,002	746	57.1
209,386	KLEPIERRE	7,936	552	56.6
169,390	BROOKFIELD CORP	7,840	(120)	55.9
51,400	ADVANTEST CORP	7,789	593	55.5
44,871	NEXT PLC	7,678	247	54.8
72,900	TAISEI CORP	7,666	(1,313)	54.7
129,000	CHUGAI PHARMACEUTICAL CO LTD	7,383	(1,052)	52.6
186,669	UBS GROUP AG	6,983	1,974	49.8
624,100	JAPAN POST HOLDINGS CO LTD	6,919	1,129	49.3
79,509	TOTALENERGIES SE	6,781	257	48.4
70,167	SANOFI	6,722	(305)	47.9

SEI Institutional Investments Trust	125

SCHEDULE OF INVESTMENTS

May 31, 2026

World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
5,309,628	LLOYDS BANKING GROUP PLC	$6,702	$705	47.8%
55,611	LONDON STOCK EXCHANGE GROUP	6,698	97	47.8
115,762	YARA INTERNAT	6,635	(199)	47.3
294,145	FISHER & PAYKEL HEALTHCARE C	6,588	(49)	47.0
19,033	DEUTSCHE BOERSE AG	5,750	(202)	41.0
98,134	UNILEVER PLC	5,621	(84)	40.1
58,766	COCA	5,565	(198)	39.7
192,506	SUBSEA 7	5,119	1,463	36.5
30,574	EURONEXT NV	4,916	112	35.1
86,348	AMRIZE LTD	4,768	(143)	34.0
429,026	ENEL SPA	4,756	26	33.9
77,811	MONCLER	4,720	418	33.7
225,890	STANDARD CHARTERED PLC	4,657	1,483	33.2
99,033	FRESNILLO PLC	4,516	(73)	32.2
849,104	BARCLAYS PLC	4,384	819	31.3
235,016	BABCOCK INTL GROUP PLC	4,251	(815)	30.3
54,277	SOCIETE GENERALE	4,052	553	28.9
1,999,604	TRITAX BIG BOX REIT PLC	4,032	43	28.8
120,076	AMER SPORTS INC	4,029	235	28.7
76,600	HKEX	3,974	(37)	28.3
236,768	SMITH & NEPHEW PLC	3,910	(427)	27.9
431,313	VOLEX PLC	3,646	386	26.0
194,800	NOF CORP	3,637	(288)	25.9
89,612	COMPUTACENTER PLC	3,550	1,797	25.3
120,455	BAE SYSTEMS PLC	3,525	(236)	25.1
734,747	AIRTEL AFRICA PLC	3,509	(2)	25.0
101,447	ELIS SA	3,211	12	22.9
917,760	GREENCORE GROUP PLC	3,046	(555)	21.7
46,889	CLARKSON PLC	2,941	17	21.0
50,287	MORGAN SINDALL GROUP PLC	2,906	220	20.7
85,037	SSE PLC	2,819	(152)	20.1
79,663	RELX PLC	2,735	(128)	19.5
76,864	DEUTSCHE TELEKOM AG	2,592	(17)	18.5
11,207	GAMES WORKSHOP GROUP PLC	2,546	448	18.2
75,200	ENGIE SA	2,452	(107)	17.5
514,063	VAR ENERGI ASA	2,434	88	17.4
228,090	BETSSON B	2,407	(173)	17.2
719,844	MAN GROUP PLC/JERSEY	2,394	334	17.1
13,364	IPSEN	2,358	64	16.8
33,095	CRANSWICK PLC	2,329	100	16.6
226,685	AIB GROUP	2,317	445	16.5
128,990	BANK OF IRELAND GROUP PLC	2,293	372	16.4
300,502	GLENCORE PLC	2,270	43	16.2
130,151	ST JAMES'S PLACE PLC	2,238	(81)	16.0
1,212,818	CURRYS PLC	2,227	237	15.9
35,074	BRITISH AMERICAN TOBACCO PLC	2,165	88	15.4
16,186	INTERCONTINENTAL HOTELS GROU	2,107	392	15.0
498,595	SERCO GROUP PLC	2,102	(326)	15.0
102,973	GLANBIA	2,053	464	14.6
279,182	PENNON GROUP PLC	2,044	(120)	14.6
161,086	WISE PLC	2,024	4	14.4
52,817	GLOBAL SHIP LEASE INC	1,998	(57)	14.2
299,844	TESCO PLC	1,957	(196)	14.0
110,612	SOFTCAT PLC	1,910	679	13.6
59,158	IMMUNOCORE HOLDINGS LTD	1,756	(57)	12.5
117,847	PRUDENTIAL PLC	1,709	1	12.2
44,644	KELLER GROUP PLC	1,398	44	10.0
552,695	MITIE GROUP PLC	1,270	68	9.1
15,941	AXA	744	27	5.3

126	SEI Institutional Investments Trust

International Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(12,703,000)	HK & CHINA GAS	$(11,669)	$76	(83.2)%
(1,305,763)	LAND SECURITIES GROUP PLC	(10,282)	(717)	(73.3)
(365,198)	ASSOCIATED BRITISH FOODS PLC	(9,098)	91	(64.9)
(862,700)	TOKYO METRO CO LTD	(8,805)	862	(62.8)
(15,927,900)	GENTING SINGAPORE LIMITED	(8,251)	565	(58.8)
(505,297)	MAGNUM ICE CREAM CO NV	(7,862)	(317)	(56.1)
(119,700)	ORACLE CORP JAPAN	(6,856)	402	(48.9)
(1,439,200)	LINK REIT	(6,749)	(621)	(48.1)
(177,200)	AGC INC	(6,310)	(1,370)	(45.0)
(6,756,600)	SONY FINANCIAL GROUP INC	(6,277)	378	(44.8)
(40,600)	HIROSE ELECTRIC CO LTD	(6,143)	(1,048)	(43.8)
(91,702)	WEST FRASER	(6,013)	(291)	(42.9)
(2,020,840)	TREASURY WINE ESTATES LTD	(5,460)	(669)	(38.9)
(190,026)	BCE INC	(4,918)	153	(35.1)
(13,400)	MARUWA CO LTD	(4,904)	(1,329)	(35.0)
(147,200)	FUJI CORP	(4,895)	(2,411)	(34.9)
(12,220)	DASSAULT AVIAT.	(4,859)	478	(34.6)
(389,492)	AIR CANADA	(4,838)	(1,370)	(34.5)
(272,900)	NITORI HOLDINGS CO LTD	(4,674)	217	(33.3)
(175,334)	CDN APART UN	(4,606)	125	(32.8)
(82,874)	VOPAK NV	(4,376)	(126)	(31.2)
(1,362,503)	WPP PLC	(4,275)	(869)	(30.5)
(198,727)	SIGNIFY NV	(4,261)	(905)	(30.4)
(875,528)	BANK OF QUEENSLAND LTD	(4,231)	190	(30.2)
(392,767)	ORKLA A	(4,148)	(5)	(29.6)
(81,155)	SODEXHO	(4,131)	(311)	(29.5)
(192,104)	GREGGS PLC	(4,117)	(441)	(29.4)
(309,983)	CVC CAPITAL PARTNERS PLC	(3,952)	(1,077)	(28.2)
(132,103)	RAMSAY HEALTH CARE LTD	(3,857)	318	(27.5)
(129,800)	OKUMA CORP	(3,835)	513	(27.3)
(349,000)	NAGOYA RAILROAD CO LTD	(3,803)	(117)	(27.1)
(103,378)	AALBERTS NV	(3,730)	(1,117)	(26.6)
(1,420,960)	ENDEAVOUR GROUP LTD/AUSTRALIA	(3,719)	689	(26.5)
(391,500)	SG HOLDINGS CO LTD	(3,681)	144	(26.3)
(23,090)	BCV N	(3,565)	(13)	(25.4)
(192,400)	ITO EN LTD	(3,515)	(102)	(25.1)
(251,900)	ACERINOX S.A.	(3,449)	(1,188)	(24.6)
(2,724,961)	TAYLOR WIMPEY PLC	(3,438)	425	(24.5)
(1,640,972)	METCASH LTD	(3,399)	(207)	(24.2)
(140,400)	TOKUYAMA CORP	(3,322)	(1,160)	(23.7)
(692,251)	TATE & LYLE PLC	(3,245)	(1,454)	(23.1)
(368,223)	WORLEY LTD	(3,179)	(242)	(22.7)
(199,793)	NORTHLAND POWER INC	(3,177)	(239)	(22.7)
(208,900)	JFRONT RETAILING CO LTD	(3,083)	134	(22.0)
(290,000)	KURARAY CO LTD	(3,055)	87	(21.8)
(103,950)	SGH LTD	(3,042)	(43)	(21.7)
(532,300)	UNICHARM CORP	(3,030)	(120)	(21.6)
(205,300)	AMADA CO LTD	(3,023)	(843)	(21.6)
(41,506)	MIZRAHI TEFAHOT BANK LTD	(2,999)	(226)	(21.4)
(2,213,207)	XINYI GLASS	(2,954)	161	(21.1)
(98,705)	VALMET OYJ	(2,952)	284	(21.0)
(1,229,977)	B&M EUROPEAN VALUE RETAIL SA	(2,945)	130	(21.0)
(18,512)	BOYD GROUP SERVICES INC	(2,920)	886	(20.8)
(94,898)	WISETECH GLOBAL LTD	(2,896)	446	(20.6)
(33,681)	GECINA SA	(2,876)	(11)	(20.5)
(121,800)	TAIHEIYO CEMENT CORP	(2,874)	(578)	(20.5)
(275,900)	ODAKYU ELECTRIC RAILWAY CO LTD	(2,838)	54	(20.2)
(3,992)	GEBERIT N	(2,785)	107	(19.9)
(1,526)	BARRY CALLEBAUT	(2,739)	408	(19.5)

SEI Institutional Investments Trust	127

SCHEDULE OF INVESTMENTS

May 31, 2026

World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(51,622)	FISCHER N	$(2,718)	$(221)	(19.4)%
(102,984)	VEND MARKETPLACES ASA	(2,692)	(55)	(19.2)
(182,763)	SIG Group AG	(2,678)	(129)	(19.1)
(39,819)	COLOPLAST B	(2,678)	210	(19.1)
(427,372)	FAST. BALDER B	(2,661)	220	(19.0)
(5,936)	BUCHER N	(2,660)	190	(19.0)
(101,817)	BANK HAPOALIM	(2,631)	(2)	(18.8)
(130,100)	KADOKAWA CORP	(2,605)	14	(18.6)
(64,382)	INTERPUMP GROUP	(2,604)	(101)	(18.6)
(215,314)	FUGRO CERT	(2,582)	(288)	(18.4)
(42,124)	TBC BANK GROUP PLC	(2,500)	(42)	(17.8)
(43,100)	ULVAC INC	(2,488)	(68)	(17.7)
(230,882)	MONDI PLC	(2,482)	140	(17.7)
(2,500)	BELIMO HOLDING AG	(2,480)	(163)	(17.7)
(105,262)	DERWENT LONDON PLC	(2,469)	(123)	(17.6)
(220,900)	TS TECH CO LTD	(2,462)	(43)	(17.6)
(28,840)	MELEXIS	(2,438)	(367)	(17.4)
(107,441)	OPEN TEXT CORP	(2,428)	(115)	(17.3)
(240,179)	NOVAGOLD RES	(2,422)	370	(17.3)
(86,400)	CKD CORP	(2,411)	(1,133)	(17.2)
(1,565,700)	MAPLETREE INDUSTRIAL TRUST	(2,410)	36	(17.2)
(81,594)	FDJ UNITED	(2,391)	36	(17.1)
(239,426)	AMPLIFON	(2,388)	(689)	(17.0)
(40,841)	LUNDBERGFRETAGEN B	(2,357)	(60)	(16.8)
(98,000)	TSUMURA CO	(2,350)	7	(16.8)
(265,100)	SYSMEX CORP	(2,329)	18	(16.6)
(733,000)	WHARF REIC	(2,325)	31	(16.6)
(1,678,000)	UNITED LAB	(2,292)	421	(16.3)
(37,097)	SALMAR ASA	(2,288)	(4)	(16.3)
(80,370)	UOB LTD	(2,284)	(116)	(16.3)
(75,595)	SOLVAY	(2,283)	(113)	(16.3)
(1,070,400)	SANDS CHINA LTD	(2,283)	204	(16.3)
(67,136)	SOUTH BOW CORP	(2,279)	(157)	(16.2)
(78,358)	JUNGHN VORZUEGE	(2,273)	(24)	(16.2)
(175,000)	HAMAMATSU PHOTONICS KK	(2,267)	(865)	(16.2)
(71,200)	SUMITOMO HEAVY IND LTD	(2,248)	(73)	(16.0)
(191,270)	NEXGEN ENERGY LTD	(2,245)	50	(16.0)
(76,311)	RANDSTAD NV	(2,238)	(237)	(16.0)
(31,277)	ONEX CORP	(2,226)	(261)	(15.9)
(240,100)	MITSUBISHI HC CAPITAL INC	(2,225)	271	(15.9)
(383,800)	OJI HOLDINGS CORP	(2,171)	300	(15.5)
(29,200)	DIASORIN ITALIA SPA	(2,165)	(144)	(15.4)
(231,384)	NEXTDC LTD	(2,160)	(365)	(15.4)
(140,827)	SECURE WASTE INFRASTRUCTURE CO	(2,151)	79	(15.3)
(2,293,700)	BUD APAC	(2,150)	114	(15.3)
(565,867)	BARRATT REDROW PLC	(2,146)	118	(15.3)
(1,602,300)	SPARK NEW ZEALAND LTD	(2,145)	197	(15.3)
(273,211)	RS GROUP PLC	(2,144)	(304)	(15.3)
(65,760)	ARCADIS	(2,136)	(616)	(15.2)
(233,700)	TAKARA HOLDINGS INC	(2,125)	(1,130)	(15.2)
(61,536)	RUSSEL METAL	(2,113)	(682)	(15.1)
(143,400)	GOLDWIN INC	(2,087)	201	(14.9)
(70,723)	SKEENA RESOURCES LTD	(2,086)	(57)	(14.9)
(21,948)	TERRAVEST INDUSTRIES INC	(2,082)	(367)	(14.8)
(125,779)	EVONIK INDUSTR	(2,079)	(376)	(14.8)
(53,647)	APERAM	(2,068)	(1,145)	(14.7)
(56,032)	QIAGEN NV	(2,060)	10	(14.7)
(40,689)	CAPITAL POWER CP	(2,056)	(29)	(14.7)
(23,414)	BEIERSDORF	(2,054)	149	(14.6)
(41,943)	BAKKAFROST	(2,052)	(39)	(14.6)
(108,196)	COFACE SA	(2,050)	13	(14.6)
(32,630)	EVOLUTION	(2,047)	(402)	(14.6)

128	SEI Institutional Investments Trust

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(60,130)	WEIR GROUP PLC/THE	$(2,032)	$52	(14.5)%
(64,948)	SEABRIDGE GOLD INC	(2,031)	(151)	(14.5)
(31,221)	LANDIS GYR GROUP AG	(2,030)	22	(14.5)
(133,900)	UBE CORP	(2,029)	(452)	(14.5)
(330,700)	THE CHUGOKU ELECTRIC POWER CO INC	(2,012)	206	(14.3)
(104,446)	HENNES & MAURITZ B	(2,008)	121	(14.3)
(107,564)	NGEX MINERALS LTD	(2,005)	(231)	(14.3)
(7,692)	SOFINA	(2,000)	(2)	(14.3)
(107,192)	UNITED UTILITIES GROUP PLC	(1,998)	59	(14.2)
(83,600)	THE SUMITOMO WAREHOUSE CO LTD	(1,990)	(59)	(14.2)
(148,100)	AIR WATER INC	(1,984)	(420)	(14.1)
(163,800)	RIGAKU HOLDINGS CORP	(1,969)	(907)	(14.0)
(254,591)	TRAVIS PERKINS PLC	(1,965)	119	(14.0)
(978,500)	YUE YUEN IND	(1,958)	140	(14.0)
(503,502)	BREEDON GROUP PLC	(1,946)	(45)	(13.9)
(9,533)	VZ HOLDING N	(1,943)	138	(13.9)
(119,800)	KDDI CORP	(1,936)	(120)	(13.8)
(15,713)	CEMBRA MONEY BANK AG	(1,935)	(74)	(13.8)
(114,542)	HIKMA PHARMACEUTICALS PLC	(1,929)	(391)	(13.8)
(19,744)	ICON PLC	(1,927)	(746)	(13.7)
(74,574)	ERG	(1,924)	(152)	(13.7)
(671,254)	BT GROUP PLC	(1,916)	40	(13.7)
(83,500)	SANWA HOLDINGS CORP	(1,913)	9	(13.6)
(165,851)	CHOICE PROPERTIES REIT	(1,912)	5	(13.6)
(39,300)	GMO PAYMENT GATEWAY INC	(1,874)	(275)	(13.4)
(42,417)	BROOKFIELD ASSET MGMT	(1,853)	(209)	(13.2)
(111,000)	SEGA SAMMY HOLDINGS INC	(1,838)	240	(13.1)
(192,947)	WIHLBORGS FASTIGHETER	(1,832)	(3)	(13.1)
(541,200)	YAMADA HOLDINGS CO LTD	(1,825)	(288)	(13.0)
(96,800)	HOUSE FOODS GROUP INC	(1,825)	(242)	(13.0)
(373,500)	KEIO CORP	(1,823)	104	(13.0)
(78,539)	THULE GROUP	(1,773)	(107)	(12.6)
(31,683)	BRENNTAG SE	(1,762)	(390)	(12.6)
(86,391)	LABRADOR IRON ORE ROYALTY CORP	(1,738)	(87)	(12.4)
(289,361)	COLONIAL SFL ORD	(1,720)	(207)	(12.3)
(47,100)	KOSE HOLDINGS CORP	(1,702)	55	(12.1)
(514,463)	VIZSLA SILVER CORP	(1,702)	(300)	(12.1)
(85,931)	MEDIOBANCA	(1,544)	(735)	(11.0)
(36,552)	DR ING HC F PORSCHE AG	(1,538)	(461)	(11.0)
(206,777)	UNITE GROUP PLC/THE	(1,433)	(7)	(10.2)
(116,516)	YELLOW CAKE PLC	(896)	(45)	(6.4)
(114,884)	QINETIQ GROUP PLC	(772)	(2)	(5.5)
(97,173)	HEXPOL B	(725)	(157)	(5.2)
(130,821)	GENERATION DEVELOPMENT GROUP L	(381)	(3)	(2.7)

Percentages are based on Net Assets of $9,261,579 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2026.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(B)	Interest rate represents the security's effective yield at the time of purchase.
(C)	No interest rate available.

SEI Institutional Investments Trust	129

SCHEDULE OF INVESTMENTS

May 31, 2026

World Equity Ex-US Fund (Concluded)

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	1,223,392	7,309,180	1,235		8,533,807
U.S. Treasury Obligations	–	266,458	–		266,458
Preferred Stock	46,507	98,254	–		144,761
Warrants	–	–	–	^	–	^
Cash Equivalent	110,672	–	–		110,672
Total Investments in Securities	1,380,571	7,673,892	1,235		9,055,698
Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,268	–	–	1,268
Unrealized Depreciation	(322)	–	–	(322)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	4,649	–	4,649
Unrealized Depreciation	–	(21,805)	–	(21,805)
Total Other Financial Instruments	946	(17,156)	–	(16,210)

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
^	This category includes securities with a value of $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$94,585	$1,331,085	$(1,314,998)	$—	$—	$110,672	$3,958	$1

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

130	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2026

Screened World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.0%
Australia — 2.2%
Communication Services — 0.0%
Hipages Group Holdings Ltd *	19,110	$10
Superloop Ltd *	21,267	53
		63
Energy — 0.1%
Ampol Ltd	4,997	120
Woodside Energy Group Ltd	5,421	119
		239
Financials — 0.1%
Euroz Hartleys Group Ltd	25,512	21
QBE Insurance Group Ltd	3,784	62
		83
Health Care — 0.1%
4DMedical Ltd *	475	1
Austco Healthcare Ltd *	56,448	13
Cogstate Ltd	75,820	139
Pro Medicus Ltd	137	13
		166
Industrials — 0.7%
Aurizon Holdings Ltd	67,008	202
Computershare Ltd	23,542	584
Count Ltd	9,961	8
Dalrymple Bay Infrastructure Ltd	23,760	94
GenusPlus Group Ltd	13,878	95
Qube Holdings Ltd	16,581	60
Shape Australia Pty Ltd	7,591	39
SKS Technologies Group Ltd	14,375	94
SRG Global Ltd	36,327	82
		1,258
Information Technology — 0.1%
Codan Ltd	3,284	101

Materials — 1.0%
BHP Group Ltd	8,250	368
Capral Ltd	8,819	73
Evolution Mining Ltd	9,984	88
Fortescue Ltd	5,882	94
GR Engineering Services Ltd	28,404	119
Grange Resources Ltd *	146,854	17
Macmahon Holdings Ltd	286,343	207
MLG OZ Ltd	10,369	5
Rio Tinto Ltd	4,737	634
Tribune Resources Ltd	2,507	10
Vault Minerals Ltd	15,024	46
		1,661
Real Estate — 0.1%
Servcorp Ltd	19,441	97
Total Australia		3,668
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Austria — 0.5%
Financials — 0.1%
Erste Group Bank AG	1,166	$139

Industrials — 0.1%
Porr Ag	2,068	98
Strabag SE	389	43
Zumtobel Group AG	10,487	43
		184
Information Technology — 0.0%
AT&S Austria Technologie & Systemtechnik AG *	368	61

Materials — 0.3%
AMAG Austria Metall AG	522	17
Mondi PLC	40,882	414
		431
Total Austria		815

Belgium — 0.4%
Industrials — 0.0%
Moury Construct SA	24	22

Information Technology — 0.0%
Econocom Group SA/NV	4,198	8

Materials — 0.4%
Syensqo SA	4,890	383
Umicore SA	10,461	307
Viohalco SA	419	10
		700
Total Belgium		730

Brazil — 2.1%
Consumer Staples — 0.8%
Ambev SA	424,141	1,376

Financials — 0.5%
Banco do Brasil SA	229,839	935

Health Care — 0.0%
Profarma Distribuidora de Produtos Farmaceuticos SA (Brazil)	18,000	24

Information Technology — 0.3%
Allied Tecnologia SA	7,600	9
TOTVS SA	84,900	559
		568
Materials — 0.2%
Vale SA	11,600	189
Wheaton Precious Metals Corp	745	100
		289

SEI Institutional Investments Trust	131

SCHEDULE OF INVESTMENTS

May 31, 2026

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 0.3%
Axia Energia SA	10,200	$105
Cia de Saneamento de Minas Gerais Copasa MG	8,700	91
Cia Paranaense de Energia - Copel	34,200	98
Eneva SA *	29,400	147
		441
Total Brazil		3,633

Canada — 6.4%
Communication Services — 0.2%
Quebecor Inc, Cl B	6,163	299

Consumer Discretionary — 1.0%
Aritzia Inc *	2,592	291
BRP Inc	2,770	160
Canadian Tire Corp Ltd, Cl A	296	38
Dollarama Inc	3,004	385
Dorel Industries Inc, Cl B *	5,541	7
Linamar Corp	406	30
Magna International Inc, Cl A	11,000	712
Reitmans Canada Ltd, Cl A *	11,197	16
		1,639
Consumer Staples — 0.0%
Canada Packers Inc	5,200	73

Energy — 0.8%
ACT Energy Technologies Ltd *	6,400	32
Bonterra Energy Corp *	1,600	8
Enerflex Ltd	4,149	104
Hemisphere Energy Corp	79,161	168
Rubellite Energy Inc *	10,700	24
Source Energy Services Ltd *	8,840	87
Spartan Delta Corp *	8,522	72
Strathcona Resources Ltd	800	26
Suncor Energy Inc	9,501	594
Tenaz Energy Corp *	1,326	49
Total Energy Services Inc	7,500	133
Yangarra Resources Ltd *	30,000	28
		1,325
Financials — 2.2%
Bank of Montreal	1,444	235
Bank of Nova Scotia/The	2,745	220
Canadian Imperial Bank of Commerce	12,182	1,331
Great-West Lifeco Inc	1,491	87
iA Financial Corp Inc	1,673	209
National Bank of Canada	1,200	175
Royal Bank of Canada	2,546	489
Sprott Inc	681	89
Toronto-Dominion Bank/The	7,665	878
		3,713
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Health Care — 0.1%
Extendicare Inc	4,156	$98
HLS Therapeutics Inc *	2,600	9
		107

Industrials — 0.6%
Element Fleet Management Corp	4,982	100
TFI International Inc	1,387	214
Toromont Industries Ltd	3,988	658
		972

Information Technology — 0.3%
Celestica Inc *	314	122
Descartes Systems Group Inc/The *	828	61
Enghouse Systems Ltd	2,145	28
Kinaxis Inc *	1,095	125
Shopify Inc, Cl A *	1,152	137
Thinkific Labs Inc *	21,200	21
Vecima Networks Inc	3,100	31
		525

Materials — 0.8%
5N Plus Inc *	3,971	123
Agnico Eagle Mines Ltd	1,005	185
CCL Industries Inc, Cl B	2,050	133
Centerra Gold Inc, Cl Common Subs. Receipt	15,800	279
Dynacor Group Inc	3,132	14
Fortuna Mining Corp *	5,700	57
Franco-Nevada Corp	633	147
Hudbay Minerals Inc	3,900	114
Kinross Gold Corp	6,949	211
Monument Mining Ltd	174,471	114
Nutrien Ltd	551	38
		1,415

Real Estate — 0.1%
Dream Industrial Real Estate Investment Trust, Cl Trust Units ‡	8,991	92
Granite Real Estate Investment Trust ‡	1,515	106
Melcor Developments Ltd	2,800	36
		234

Utilities — 0.3%
Atco Ltd/Canada, Cl I	3,704	183
Emera Inc	5,859	307
		490
Total Canada		10,792

Chile — 0.1%
Consumer Discretionary — 0.0%
Falabella SA	8,279	53

Industrials — 0.0%
Latam Airlines Group SA	2,169,785	59

132	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 0.1%
Sociedad Quimica y Minera de Chile SA ADR	963	$82
Total Chile		194

China — 5.7%
Communication Services — 1.4%
Archosaur Games Inc *	258,000	65
Autohome Inc, Cl A	1,500	6
Baidu Inc, Cl A *	23,150	391
G-bits Network Technology Xiamen Co Ltd, Cl A	1,300	64
Giant Network Group Co Ltd, Cl A	17,700	68
Homeland Interactive Technology Ltd *	54,000	9
JOYY Inc ADR	1,171	79
Linmon Media Ltd *	34,300	10
Mobvista Inc *	26,000	54
Tencent Holdings Ltd	28,600	1,554
Tongdao Liepin Group *	38,600	12
Zhejiang Century Huatong Group Co Ltd, Cl A	54,800	118
		2,430
Consumer Discretionary — 1.7%
Aerospace Hi-Tech Holdings Grp Ltd, Cl A *	23,200	65
Alibaba Group Holding Ltd	57,400	890
Best Pacific International Holdings Ltd	118,000	39
China Xinhua Education Group Ltd *	122,000	6
Cosmo Lady China Holdings Co Ltd *	592,000	28
Edvantage Group Holdings Ltd	230,000	18
Essence Fastening Systems Shanghai Co Ltd, Cl A	7,634	161
Guangzhou Ruili Kormee Automotive Electronic Co Ltd, Cl A	4,500	31
Haier Smart Home Co Ltd, Cl A	311,400	783
Jiangnan Mould and Plastic Technology Co Ltd, Cl A	29,200	61
Minth Group Ltd	7,400	36
Q P Group Holdings Ltd	62,000	8
Shenzhou International Group Holdings Ltd	97,700	578
Vipshop Holdings Ltd ADR	4,022	57
Xiabuxiabu Catering Management China Holdings Co Ltd *	262,500	12
XJ International Holdings Co Ltd *	480,000	9
Zibuyu Group Ltd	38,500	20
		2,802
Consumer Staples — 0.2%
Hengan International Group Co Ltd	21,500	67
Natural Food International Holding Ltd	296,000	55
Nongfu Spring Co Ltd, Cl H	32,000	174
Shenguan Holdings Group Ltd	1,030,572	21
		317
Energy — 0.1%
Anton Oilfield Services Group/Hong Kong	492,000	58
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
China Merchants Energy Shipping Co Ltd, Cl A	37,300	$88
Zhejiang Akcome New Energy Technology Co Ltd *	92,600	–
		146
Financials — 0.5%
Bank of Gansu Co Ltd, Cl H *	628,000	28
BOC Hong Kong Holdings Ltd	17,500	107
China Merchants Bank Co Ltd, Cl H	102,500	617
China Taiping Insurance Holdings Co Ltd	30,200	77
Postal Savings Bank of China Co Ltd, Cl H	107,000	68
Qfin Holdings Inc ADR	426	7
		904
Health Care — 0.1%
InnoCare Pharma Ltd, Cl H *	40,000	59
Yonghe Medical Group Co Ltd, Cl H	70,000	18
Zhongzhi Pharmaceutical Holdings Ltd	69,000	7
		84
Industrials — 0.4%
Beijing Enterprises Urban Resources Group Ltd	496,000	27
China Boqi Environmental Holding Co Ltd	121,000	14
Contemporary Amperex Technology Co Ltd, Cl H	1,000	94
EVA Precision Industrial Holdings Ltd	148,000	17
Fujian Snowman Group Co Ltd, Cl A *	23,599	60
Han's Laser Technology Industry Group Co Ltd, Cl A	2,700	53
JD Logistics Inc *	15,500	26
L&K Engineering Suzhou Co Ltd, Cl A	5,000	112
Shandong Himile Mechanical Science & Technology Co Ltd, Cl A	13,630	105
SITC International Holdings Co Ltd	13,000	58
TK Group Holdings Ltd	190,374	52
Xingye Alloy Materials Group Ltd *	57,569	7
Yangzijiang Shipbuilding Holdings Ltd	14,900	43
Zhejiang Rongtai Electric Material Co Ltd, Cl A	960	9
		677
Information Technology — 0.3%
AInnovation Technology Group Co Ltd, Cl H *	41,100	23
Anji Microelectronics Technology Shanghai Co Ltd, Cl A	1,413	59
CSG Digital Power Grid Research Institute Co Ltd, Cl A *	18,800	78
Eoptolink Technology Inc Ltd, Cl A	700	73
Foxconn Industrial Internet Co Ltd, Cl A	7,500	81
Victory Giant Technology Huizhou Co Ltd, Cl A	1,800	98
Zhongji Innolight Co Ltd, Cl A	700	119
		531

SEI Institutional Investments Trust	133

SCHEDULE OF INVESTMENTS

May 31, 2026

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 0.5%
China Tungsten And Hightech Materials Co Ltd, Cl A	5,300	$53
CMOC Group Ltd, Cl H	24,000	56
Lee & Man Chemical Co Ltd	34,000	20
Shandong Hongqiao Aluminum Industry Holding Co Ltd, Cl A	17,500	55
Shanghai Shunho New Materials Technology Co Ltd, Cl A	32,898	71
Swancor Advanced Materials Co Ltd, Cl A *	6,749	179
Tiande Chemical Holdings Ltd	76,000	12
Yunnan Aluminium Co Ltd, Cl A	19,100	81
Zangge Mining Co Ltd, Cl A	5,700	65
Zhejiang NHU Co Ltd, Cl A	12,000	52
Zijin Mining Group Co Ltd, Cl H	32,000	134
		778
Real Estate — 0.5%
China Overseas Land & Investment Ltd	429,500	854
E-Star Commercial Management Co Ltd	262,000	47
New Hope Service Holdings Ltd	73,000	19
		920
Utilities — 0.0%
Henan Yuneng Holdings Co Ltd, Cl A *	26,200	63
Total China		9,652

Colombia — 0.0%
Energy — 0.0%
Ecopetrol SA ADR	4,042	59

Denmark — 2.2%
Consumer Discretionary — 0.3%
Pandora A/S	5,744	538

Consumer Staples — 0.3%
Scandinavian Tobacco Group A/S	46,684	514

Financials — 0.4%
Danske Bank A/S	13,582	715

Health Care — 0.9%
ALK-Abello A/S	2,062	86
Bavarian Nordic A/S *	1,136	33
Coloplast A/S, Cl B	4,898	301
H Lundbeck A/S	1,595	11
Novo Nordisk A/S ADR	1,560	71
Novo Nordisk A/S, Cl B	21,901	1,001
		1,503
Industrials — 0.3%
AP Moller - Maersk A/S, Cl B	169	420
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 0.0%
RTX A/S *	2,057	$33
Total Denmark		3,723

Finland — 0.3%
Consumer Staples — 0.0%
HKFoods Oyj, Cl A	8,075	16

Energy — 0.0%
Neste Oyj	2,421	80

Financials — 0.1%
Mandatum Oyj	8,485	56
Multitude AG	1,209	8
Sampo Oyj, Cl A	4,327	46
		110
Industrials — 0.1%
Consti Oyj	1,258	16
GRK Infra Oyj	3,131	62
Kreate Group Oyj	2,871	68
Raute Oyj, Cl A	582	10
SRV Group Oyj *	1,153	7
		163
Information Technology — 0.1%
Loihde Oyj	651	10
Nokia Oyj ADR	10,157	150
		160
Total Finland		529

France — 6.4%
Communication Services — 0.4%
Deezer SA *	3,923	5
NRJ Group	757	7
Publicis Groupe SA	6,153	599
		611
Consumer Discretionary — 1.3%
Accor SA	5,224	285
AKWEL SADIR	4,758	40
Cie Generale des Etablissements Michelin SCA	22,281	814
LVMH Moet Hennessy Louis Vuitton SE	1,011	553
Sodexo SA	9,295	510
Vente-Unique.Com SA	286	5
		2,207
Consumer Staples — 0.4%
L'Oreal SA	1,572	694

Financials — 1.1%
ABC arbitrage	639	4
Amundi SA	4,226	412
BNP Paribas SA	4,852	523

134	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Caisse Regionale de Credit Agricole Mutuel Nord de France	716	$25
Edenred SE	18,647	506
Societe Generale SA	3,650	304
VIEL & Cie SA	4,146	89
		1,863
Health Care — 1.2%
Cegedim SA *	2,322	31
EssilorLuxottica SA	2,204	446
Ipsen SA	1,615	295
Sanofi SA	13,837	1,214
		1,986
Industrials — 1.6%
Catering International Services	241	5
Rexel SA	18,234	779
Societe BIC SA	5,589	379
Sogeclair	154	7
Synergie SE	476	17
Teleperformance SE	21,620	1,587
		2,774
Information Technology — 0.1%
ATEME SA *	4,368	71
Groupe SFPI	3,420	8
Infotel SA	580	28
Quadient SA	4	–
		107
Materials — 0.3%
Arkema SA	8,405	594
Total France		10,836

Germany — 5.9%
Communication Services — 0.3%
Bastei Luebbe AG	2,568	20
Scout24 SE	5,861	493
		513
Consumer Discretionary — 1.1%
Aumovio SE *	7,900	369
Continental AG	12,171	1,007
Mercedes-Benz Group AG	6,199	377
Westwing Group SE *	3,339	60
		1,813
Financials — 0.3%
Commerzbank AG	1,858	80
Deutsche Bank AG	6,668	216
DWS Group GmbH & Co KGaA	780	56
flatexDEGIRO SE	3,266	129
		481
Health Care — 0.9%
Bayer AG	21,692	923
Fresenius Medical Care AG	14,135	613
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Limes Schlosskliniken AG *	31	$19
		1,555
Industrials — 1.5%
Brenntag SE	6,191	407
Daimler Truck Holding AG	19,871	973
GEA Group AG	1,581	102
HOCHTIEF AG	323	183
KSB SE & Co KGaA	47	51
MBB SE	719	152
Nordex SE *	2,017	97
Rational AG	699	535
		2,500
Information Technology — 0.7%
Basler AG *	970	33
Infineon Technologies AG	1,149	109
Nemetschek SE	1,344	97
SAP SE	4,837	875
		1,114
Materials — 1.1%
Aurubis AG	486	122
BASF SE	19,497	1,155
Evonik Industries AG	32,927	645
thyssenkrupp AG	2,404	33
		1,955
Total Germany		9,931

Greece — 0.1%
Energy — 0.1%
Motor Oil Hellas Corinth Refineries SA	3,228	139

Financials — 0.0%
Piraeus Bank SA	4,778	51

Industrials — 0.0%
Mevaco SA	1,217	12

Materials — 0.0%
Thrace Plastics Holding and Co	7,160	35
Total Greece		237

Guatemala — 0.1%
Communication Services — 0.1%
Millicom International Cellular SA	1,089	93

Hong Kong — 2.1%
Consumer Discretionary — 0.1%
Ajisen China Holdings Ltd	417,000	50
Goldlion Holdings Ltd	291,000	36
LH GROUP LTD *	56,000	2
Sitoy Group Holdings Ltd	322,000	20
Sundart Holdings Ltd	274,000	24
Texwinca Holdings Ltd	629,257	87

SEI Institutional Investments Trust	135

SCHEDULE OF INVESTMENTS

May 31, 2026

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Time Watch Investments Ltd	263,233	$10
		229
Consumer Staples — 0.0%
DFI Retail Group Holdings Ltd	13,500	54

Financials — 1.3%
AIA Group Ltd	153,627	1,612
Bright Smart Securities & Commodities Group Ltd *	42,000	50
Hong Kong Exchanges & Clearing Ltd	10,600	541
Queen's Road Capital Investment Ltd	1,000	10
		2,213
Health Care — 0.1%
Jacobson Pharma Corp Ltd	288,000	41
Lee's Pharmaceutical Holdings Ltd	167,610	23
		64
Industrials — 0.1%
Build King Holdings Ltd	25,302	5
China High Speed Transmission Equipment Group Co Ltd *	134,000	33
New Times Corp Ltd *	578,000	3
Taylor Maritime Ltd	10,956	8
YTO International Express & Supply Chain Technology Ltd *	110,000	21
		70
Information Technology — 0.3%
PAX Global Technology Ltd	137,000	61
SAS Dragon Holdings Ltd	14,000	11
Smart-Core Holdings Ltd	134,000	87
VTech Holdings Ltd	57,350	375
		534
Materials — 0.0%
Zijin Gold International Co Ltd *	3,100	52

Real Estate — 0.2%
CK Asset Holdings Ltd	30,500	184
Hong Kong Ferry Holdings Co Ltd	42,000	28
Midland Holdings Ltd *	445,994	145
Tian An China Investment Co Ltd	14,000	7
		364
Total Hong Kong		3,580
Hungary — 0.2%
Consumer Discretionary — 0.0%
AutoWallis Nyrt *	32,362	16

Energy — 0.1%
MOL Hungarian Oil & Gas PLC	4,408	56
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 0.1%
OTP Bank Nyrt	1,582	$217
Total Hungary		289

India — 1.4%
Communication Services — 0.2%
Bharti Airtel Ltd	11,567	222
DB Corp Ltd	58,386	126
TV Today Network Ltd	5,600	7
		355
Consumer Discretionary — 0.1%
Forbes & Co Ltd *	242	1
Mahindra & Mahindra Ltd	1,669	54
Sansera Engineering Ltd	2,834	85
		140
Consumer Staples — 0.0%
Marico Ltd	6,818	59

Financials — 0.6%
Bengal & Assam Co Ltd	289	21
BSE Ltd	2,052	90
HDFC Bank Ltd ADR	35,138	836
Multi Commodity Exchange of India Ltd	1,780	55
		1,002
Health Care — 0.0%
Acutaas Chemicals Ltd	2,111	70

Industrials — 0.3%
Adani Ports & Special Economic Zone Ltd	4,049	77
Cummins India Ltd	2,343	145
GE Vernova T&D India Ltd	1,883	102
Hitachi Energy India Ltd	268	108
		432

Information Technology — 0.0%
Infosys Ltd ADR	7,105	90

Materials — 0.2%
Malco Energy Ltd	7,557	9
Navin Fluorine International Ltd	1,293	97
Solar Industries India Ltd	488	94
Transpek Industry Ltd	559	6
Vedanta Iron and Steel Ltd *(A)	7,557	9
Vedanta Ltd	14,663	55
Vendanta Aluminium Metal Ltd *(A)	7,557	9
		279
Utilities — 0.0%
Vedanta Power Limited *(A)	7,557	9
Total India		2,436

136	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Indonesia — 0.8%
Communication Services — 0.2%
Telkom Indonesia Persero Tbk PT	2,440,784	$411

Consumer Staples — 0.1%
Akasha Wira International Tbk PT *	24,200	28
BISI International Tbk PT	370,703	15
Cisadane Sawit Raya Tbk PT	207,055	10
Delta Djakarta Tbk PT	34,500	4
First Resources Ltd	50,400	105
Golden Agri-Resources Ltd	111,600	24
		186
Energy — 0.1%
Adaro Andalan Indonesia PT	115,700	55
Elnusa Tbk PT	4,519,600	154
		209
Financials — 0.2%
Bank Rakyat Indonesia Persero Tbk PT	2,140,400	354

Industrials — 0.1%
Asahimas Flat Glass Tbk PT	25,700	4
IMC Pelita Logistik TBK PT	715,497	12
Jasa Armada Indonesia Tbk PT	1,479,200	27
Sunindo Pratama Tbk PT	705,700	27
Surya Pertiwi Tbk PT	243,600	8
		78
Materials — 0.1%
Barito Pacific Tbk PT *	552,400	60
Bumi Resources Minerals Tbk PT *	1,818,300	60
		120
Total Indonesia		1,358

Ireland — 1.8%
Financials — 0.9%
Aon PLC, Cl A	2,220	702
Bank of Ireland Group PLC	39,764	808
		1,510
Industrials — 0.1%
AerCap Holdings NV	1,407	196

Information Technology — 0.8%
Accenture PLC, Cl A	6,875	1,286
Total Ireland		2,992

Israel — 0.8%
Consumer Discretionary — 0.0%
Global-e Online Ltd, Cl E *	1,522	47

Financials — 0.2%
Bank Hapoalim BM	1,092	28
Clal Insurance Enterprises Holdings Ltd	1,017	102
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Harel Insurance Investments & Financial Services Ltd	1,940	$123
		253
Information Technology — 0.5%
Check Point Software Technologies Ltd *	5,792	782
Nova Ltd *	170	86
RADCOM Ltd *	898	13
		881
Utilities — 0.1%
Enlight Renewable Energy Ltd *	730	79
OPC Energy Ltd *	1,842	81
		160
Total Israel		1,341

Italy — 1.3%
Consumer Discretionary — 0.1%
Ferrari NV	178	61
Lottomatica Group Spa	2,486	74
Technogym SpA	2,884	60
		195
Energy — 0.0%
Eni SpA	1,176	31

Financials — 0.7%
Banca Mediolanum SpA	5,576	129
Intesa Sanpaolo SpA	8,339	56
Nexi SpA	112,523	461
Poste Italiane SpA	6,025	178
UniCredit SpA	3,880	335
Unipol Assicurazioni SpA	1,267	31
		1,190
Industrials — 0.2%
Avio SpA	1,699	85
Azienda Bresciana Petroli Nocivelli SpA	4,000	29
Prysmian SpA	498	86
		200
Information Technology — 0.1%
Technoprobe SpA *	4,423	166

Utilities — 0.2%
Enel SpA	31,439	353
Total Italy		2,135

Japan — 13.9%
Communication Services — 0.6%
Dentsu Group Inc *	18,341	346
Koei Tecmo Holdings Co Ltd	10,500	98
Nintendo Co Ltd	5,100	228
Toei Animation Co Ltd	16,600	247
		919

SEI Institutional Investments Trust	137

SCHEDULE OF INVESTMENTS

May 31, 2026

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Discretionary — 2.1%
Ainavo Holdings Co Ltd	3,750	$18
Airtrip Corp	4,200	22
Food & Life Cos Ltd	1,800	123
Ichikoh Industries Ltd	10,300	35
Koito Manufacturing Co Ltd	26,198	460
K's Holdings Corp	5,700	75
McDonald's Holdings Co Japan Ltd	3,400	166
Nojima Corp	3,200	29
Open House Group Co Ltd	2,500	136
Ryohin Keikaku Co Ltd	5,200	127
Sanden Corp *	5,000	5
Seiko Group Corp	3,200	142
Seria Co Ltd	6,000	143
Shimamura Co Ltd	6,000	124
Shimano Inc	4,637	480
Skylark Holdings Co Ltd	4,200	74
Sumitomo Electric Industries Ltd	4,000	309
Suzuki Motor Corp	11,500	142
Tosho Co Ltd	3,100	14
Toyo Tire Corp	3,500	83
Toyoda Gosei Co Ltd	2,300	70
Univance Corp	3,100	14
USS Co Ltd	20,300	225
Workman Co Ltd	1,300	65
Yamaha Corp	58,809	427
Yonex Co Ltd	3,900	58
		3,566
Consumer Staples — 1.1%
Kewpie Corp	6,000	152
Kirin Holdings Co Ltd	17,600	300
Kobe Bussan Co Ltd	4,900	83
Megmilk Snow Brand Co Ltd	2,700	59
MEIJI Holdings Co Ltd	6,600	156
Morinaga & Co Ltd/Japan	4,900	77
Seven & i Holdings Co Ltd	7,400	86
Sugi Holdings Co Ltd	4,300	74
Suntory Beverage & Food Ltd	31,300	846
Yamazaki Baking Co Ltd	4,400	86
		1,919
Financials — 1.1%
Akita Bank Ltd/The	1,800	68
Bank of the Ryukyus Ltd	800	13
Daishi Hokuetsu Financial Group Inc	5,400	69
Fukuoka Financial Group Inc	4,500	185
Hokuhoku Financial Group Inc	600	24
Hyakujushi Bank Ltd/The	5,300	83
Kita-Nippon Bank Ltd/The	2,000	68
Mitsubishi UFJ Financial Group Inc	6,800	128
Mizuho Financial Group Inc	1,400	63
Nishi-Nippon Financial Holdings Inc	4,300	107
ORIX Corp	2,500	97
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Resona Holdings Inc	15,400	$197
San-In Godo Bank Ltd/The	7,900	103
Shimizu Bank Ltd/The	900	14
Sumitomo Mitsui Financial Group Inc	10,100	369
Taiko Bank Ltd/The	2,600	46
Tottori Bank Ltd/The	3,100	29
Towa Bank Ltd/The	10,000	80
Yamagata Bank Ltd/The	900	17
		1,760
Health Care — 1.4%
Asahi Intecc Co Ltd	4,700	111
Daiichi Sankyo Co Ltd	900	15
Eisai Co Ltd	7,800	194
Hoya Corp	2,800	476
Japan Medical Dynamic Marketing Inc	1,300	6
M3 Inc	43,600	389
Nakanishi Inc	3,900	75
Olympus Corp	72,400	812
Takeda Pharmaceutical Co Ltd	5,000	160
Tokai Corp/Gifu	3,000	45
		2,283
Industrials — 3.4%
ALSOK Co Ltd	8,700	61
Dai-Dan Co Ltd	5,200	86
Dai-Ichi Cutter Kogyo KK	2,400	21
Daikin Industries Ltd	6,200	893
Daiseki Co Ltd	2,600	66
Fukuyama Transporting Co Ltd	1,500	65
Glory Ltd	2,600	67
Hitachi Ltd	8,200	266
INFRONEER Holdings Inc	16,000	246
Kajima Corp	3,400	126
Kandenko Co Ltd	1,900	78
Kanefusa Corp	2,300	10
Keikyu Corp	10,800	102
Kikusui Holdings Corp	500	7
Kubota Corp	31,000	551
Loginet Japan Co Ltd	500	13
Mabuchi Motor Co Ltd	1,100	11
MINEBEA MITSUMI Inc	36,800	1,054
Mitsubishi Electric Corp	4,900	199
Mitsubishi Heavy Industries Ltd	6,000	142
Nanyo Corp	1,200	11
Nice Corp	700	8
NSK Ltd	39,100	307
Raito Kogyo Co Ltd	400	10
Recruit Holdings Co Ltd	12,500	836
Sanyo Engineering & Construction Inc	900	8
Shimizu Corp	3,000	50
SMS Co Ltd	27,100	340
Takasago Thermal Engineering Co Ltd	2,000	59
Tobu Railway Co Ltd	2,900	51

138	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Trinity Industrial Corp	5,900	$49
Ueki Corp	700	10
		5,803
Information Technology — 3.4%
Advantest Corp	250	41
Brother Industries Ltd	21,196	499
FUJIFILM Holdings Corp	21,500	447
GMO GlobalSign Holdings KK	4,300	52
GMO internet group Inc	800	16
Keyence Corp	1,400	704
Kioxia Holdings Corp *	300	124
Murata Manufacturing Co Ltd	27,300	1,720
NEC Corp	6,500	169
Nissha Co Ltd	7,600	78
Obic Co Ltd	4,200	106
Ohara Inc	1,500	15
Oki Electric Industry Co Ltd, Cl B	3,200	71
Otsuka Corp	4,400	80
Ricoh Co Ltd	9,500	87
SEMITEC Corp	800	11
TDK Corp	48,600	1,259
Tokyo Electron Ltd	300	101
Toshiba TEC Corp	1,100	22
Trend Micro Inc/Japan	1,900	72
Wacom Co Ltd	4,000	21
Yokowo Co Ltd	3,000	98
		5,793
Materials — 0.4%
Achilles Corp	2,300	18
ARE Holdings Inc	2,800	59
Fuso Chemical Co Ltd	2,100	56
JX Advanced Metals Corp	2,000	49
MEC Co Ltd	800	54
Nippon Kayaku Co Ltd	6,500	87
Riken Technos Corp	1,700	17
Sekisui Kasei Co Ltd	6,800	24
Sumitomo Chemical Co Ltd	33,400	128
Sumitomo Metal Mining Co Ltd	400	23
Tayca Corp	34	–
Toyo Seikan Group Holdings Ltd	6,200	152
UACJ Corp	2,300	48
		715
Real Estate — 0.4%
Hulic Co Ltd	8,100	87
Japan Metropolitan Fund Invest, Cl A ‡	200	141
KDX Realty Investment Corp ‡	66	66
Mitsubishi Estate Co Ltd	2,100	53
Nomura Real Estate Holdings Inc	26,600	152
Orix JREIT Inc ‡	129	78
Tokyu Fudosan Holdings Corp	18,400	152
		729
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 0.0%
Nippon Gas Co Ltd	2,900	$50
Total Japan		23,537

Luxembourg — 0.2%
Consumer Discretionary — 0.2%
Samsonite Group SA	226,296	418

Macao — 0.5%
Consumer Discretionary — 0.5%
Galaxy Entertainment Group Ltd	147,000	585
Sands China Ltd	177,935	348
		933
Total Macao		933

Malaysia — 0.7%
Consumer Discretionary — 0.0%
Mynews Holdings Bhd	72,000	9

Consumer Staples — 0.3%
CCK Consolidated Holdings BHD	180,900	55
Chin Teck Plantations BHD	2,900	8
Kawan Food Bhd	76,100	16
Keck Seng Malaysia Bhd	7,200	10
Kim Loong Resources Bhd	124,300	79
Oriental Food Industries Holdings BHD	22,000	6
SD Guthrie Bhd	112,100	164
United Malacca Bhd	7,400	11
United Plantations BHD	9,000	71
		420
Energy — 0.1%
Deleum Bhd	378,400	116
Dialog Group Bhd	109,200	55
Petron Malaysia Refining & Marketing Bhd	27,023	27
		198
Financials — 0.2%
Allianz Malaysia Bhd	15,900	86
Hong Leong Capital Bhd	8,400	7
MNRB Holdings Bhd	24,400	16
Public Bank Bhd	132,400	158
		267
Industrials — 0.1%
Chin Well Holdings BHD	65,300	11
Favelle Favco Bhd	25,000	11
Kumpulan Fima BHD	47,200	31
Sunway Bhd	76,400	104
		157
Materials — 0.0%
Press Metal Aluminium Holdings Bhd	30,700	69
Thong Guan Industries Bhd	27,700	11
		80

SEI Institutional Investments Trust	139

SCHEDULE OF INVESTMENTS

May 31, 2026

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 0.0%
MKH Bhd	82,900	$40
Paramount Corp Bhd	33,500	9
Sunway Real Estate Investment Trust ‡	19,800	11
Tambun Indah Land Bhd	93,800	19
		79
Total Malaysia		1,210

Marshall Islands — 0.0%
Energy — 0.0%
DHT Holdings Inc	3,451	56

Mexico — 0.1%
Materials — 0.1%
Cemex SAB de CV ADR	4,533	59
Industrias Penoles SAB de CV	1,735	101
		160
Total Mexico		160

Netherlands — 4.9%
Communication Services — 0.2%
Universal Music Group NV	18,364	412

Consumer Discretionary — 0.0%
Basic-Fit NV *	1,795	64

Consumer Staples — 0.1%
Koninklijke Ahold Delhaize NV	4,237	179

Energy — 0.0%
SBM Offshore NV	1,600	61

Financials — 1.0%
ABN AMRO Bank NV	2,286	91
Aegon Ltd	7,548	64
Flow Traders Ltd *	15,077	436
ING Groep NV	30,423	943
NN Group NV	1,000	84
		1,618
Health Care — 0.6%
Argenx SE ADR *	299	250
Argenx SE *	585	489
Koninklijke Philips NV	12,702	338
		1,077
Industrials — 1.0%
IMCD NV	2,888	298
Koninklijke Heijmans N.V	1,345	166
Randstad NV	12,364	379
Signify NV	17,004	412
Wolters Kluwer NV	5,411	385
		1,640
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 2.0%
ASM International NV	537	$561
ASML Holding NV	527	853
ASML Holding NV, Cl G	1,089	1,756
BE Semiconductor Industries NV	296	98
Nebius Group NV, Cl A *	282	65
		3,333
Total Netherlands		8,384

New Zealand — 0.1%
Communication Services — 0.0%
SKY Network Television Ltd	6,158	12

Health Care — 0.1%
Aroa Biosurgery Ltd *	22,919	11
Fisher & Paykel Healthcare Corp Ltd	3,447	77
		88
Materials — 0.0%
Steel & Tube Holdings Ltd *	20,968	5
Total New Zealand		105

Norway — 1.1%
Energy — 0.6%
BLUENORD ASA	221	13
DOF Group ASA	4,653	60
Equinor ASA	23,875	864
Noram Drilling AS	12,259	60
Var Energi ASA	13,924	69
		1,066
Financials — 0.3%
Gjensidige Forsikring ASA	17,953	496

Health Care — 0.0%
Medistim ASA	563	14

Industrials — 0.1%
Cambi ASA	8,917	21
Klaveness Combination Carriers ASA	3,165	30
Kongsberg Gruppen ASA	727	26
Kongsberg Maritime AS *	1,473	9
Moreld AS	15,758	33
		119
Information Technology — 0.0%
Kitron ASA	6,354	79

Materials — 0.1%
Norsk Hydro ASA	7,443	91
Total Norway		1,865

Peru — 0.1%
Financials — 0.1%
Intercorp Financial Services Inc	1,339	66

140	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Materials — 0.0%
Sociedad Minera Cerro Verde SAA	365	$21
Volcan Cia Minera SAA *	154,079	32
		53
Total Peru		119

Philippines — 0.1%
Energy — 0.0%
Petron Corp	256,000	10
Shell Pilipinas Corp	63,400	8
		18
Information Technology — 0.0%
Integrated Micro-Electronics Inc *	80,000	5

Materials — 0.1%
Nickel Asia Corp	418,000	33
OceanaGold Philippines Inc	98,900	57
		90
Total Philippines		113

Poland — 0.3%
Communication Services — 0.1%
CD Projekt SA	1,089	70

Consumer Discretionary — 0.0%
Amica SA	1,462	22
Fabryki Mebli Forte SA *	4,044	21
VRG SA *	11,840	18
		61
Energy — 0.1%
ORLEN SA	2,496	97

Information Technology — 0.1%
Comp SA *	6,612	144
Spyrosoft SA *	49	6
Wasko SA	9,729	16
		166
Materials — 0.0%
Arctic Paper SA *	5,499	9
KGHM Polska Miedz SA *	185	18
		27
Utilities — 0.0%
PGE Polska Grupa Energetyczna SA *	13,597	40
Total Poland		461

Portugal — 0.2%
Consumer Staples — 0.0%
Sonae SGPS SA	29,201	65

Energy — 0.0%
Galp Energia SGPS SA, Cl B	2,913	63
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Financials — 0.1%
Banco Comercial Portugues SA, Cl R	71,038	$80

Industrials — 0.0%
Martifer SGPS SA	4,760	13

Utilities — 0.1%
EDP SA	13,289	68
Total Portugal		289

Qatar — 0.2%
Communication Services — 0.2%
Ooredoo QPSC	78,894	290

Energy — 0.0%
Qatar Gas Transport Co Ltd	45,891	55
Total Qatar		345

Russia — 0.0%
Energy — 0.0%
Exillon Energy PLC *	4,819	–

Saudi Arabia — 0.1%
Energy — 0.1%
Saudi Arabian Oil Co	25,964	189

Singapore — 1.1%
Communication Services — 0.0%
IGG Inc	88,164	37

Consumer Staples — 0.1%
Sheng Siong Group Ltd	55,500	133

Financials — 0.4%
Hong Leong Finance Ltd	32,100	63
Oversea-Chinese Banking Corp Ltd	21,700	399
Sing Investments & Finance Ltd	42,950	52
Singapore Exchange Ltd	14,400	247
		761
Industrials — 0.4%
Boustead Singapore Ltd	35,165	61
BRC Asia Ltd	59,900	215
Credit Bureau Asia Ltd	12,500	11
Huationg Global Ltd	67,000	42
Nam Lee Pressed Metal Industries Ltd	21,400	11
Nordic Group Ltd	15,400	7
Singapore Technologies Engineering Ltd	28,100	251
Tiong Woon Corp Holding Ltd	21,600	18
		616
Materials — 0.0%
Keppel Infrastructure Trust	181,300	75
OM Holdings Ltd	93,414	17

SEI Institutional Investments Trust	141

SCHEDULE OF INVESTMENTS

May 31, 2026

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tat Seng Packaging Group Ltd	6,100	$6
		98
Real Estate — 0.2%
Suntec Real Estate Investment Trust ‡	62,700	73
UOL Group Ltd	25,400	202
		275
Total Singapore		1,920

South Africa — 0.4%
Communication Services — 0.0%
Caxton and CTP Publishers and Printers Ltd	10,488	8

Consumer Discretionary — 0.0%
Combined Motor Holdings Ltd	15,485	38

Consumer Staples — 0.3%
Clicks Group Ltd	29,965	434
Rainbow Chicken	60,358	22
		456
Financials — 0.1%
Capitec Bank Holdings Ltd	250	69

Materials — 0.0%
Gold Fields Ltd ADR	1,609	64

Real Estate — 0.0%
Growthpoint Properties Ltd ‡	52,796	54
Total South Africa		689

South Korea — 4.7%
Communication Services — 0.0%
DoubleDown Interactive Co Ltd ADR *	1,727	20

Consumer Discretionary — 0.1%
Kukbo Design Co Ltd	1,270	22
LG Electronics Inc	481	94
LOTTE Himart Co Ltd	3,378	15
Multicampus Co Ltd	618	10
Nature Holdings Co Ltd/The	2,954	13
Nexen Tire Corp	9,890	43
		197
Consumer Staples — 0.3%
APR Corp/Korea	549	144
LG H&H Co Ltd	1,704	280
Maeil Holdings Co Ltd	9,522	76
		500
Energy — 0.1%
HD Hyundai Co Ltd	452	83

Financials — 0.5%
Hana Financial Group Inc	427	33
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
KB Financial Group Inc	1,363	$137
Mirae Asset Securities Co Ltd	2,757	113
NICE Holdings Co Ltd	2,655	21
Shinhan Financial Group Co Ltd	7,334	456
Woori Financial Group Inc	3,728	74
		834
Health Care — 0.1%
D&D PharmaTech Inc *	1,536	96

Industrials — 0.8%
Doosan Bobcat Inc	11,859	507
Eusu Holdings Co Ltd	8,936	32
HD Hyundai Electric Co Ltd	91	64
HD Hyundai Heavy Industries Co Ltd	120	56
LG Corp	7,092	690
SK Square Co Ltd	74	61
		1,410
Information Technology — 2.8%
Samsung Electronics Co Ltd	12,438	2,609
SK hynix Inc	1,367	2,129
WiSoL Co Ltd	10,974	56
		4,794
Materials — 0.0%
Hansol Holdings Co Ltd	6,298	17
KG Eco Solution Co Ltd	9,074	34
Miwon Chemicals Co Ltd	1,840	12
SeAH Holdings Corp	7	1
		64
Total South Korea		7,998

Spain — 1.4%
Consumer Discretionary — 0.3%
Industria de Diseno Textil SA	7,154	441
Melia Hotels International SA	7,870	103
		544
Financials — 0.6%
Banco Santander SA	25,506	319
CaixaBank SA	51,939	701
Unicaja Banco SA	21,726	73
		1,093
Health Care — 0.0%
Prim SA	2,205	35

Industrials — 0.3%
ACS Actividades de Construccion y Servicios SA	1,240	180
Azkoyen SA	560	7
Elecnor SA	3,025	145
Grupo Empresarial San Jose SA	10,474	97
		429

142	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 0.2%
Grenergy Renovables SA *	607	$87
Naturgy Energy Group SA	5,689	189
Solaria Energia y Medio Ambiente SA *	2,092	57
		333
Total Spain		2,434

Sweden — 1.4%
Consumer Discretionary — 0.0%
Nordrest Holding AB	1,300	42

Consumer Staples — 0.0%
Kopparbergs Bryggeri AB, Cl B	963	12

Health Care — 0.1%
Attendo AB	5,114	65

Industrials — 0.7%
Assa Abloy AB, Cl B	21,483	771
FM Mattsson AB, Cl B	67	1
Inission AB	2,657	22
Loomis AB, Cl B	1,726	85
Saab AB, Cl B	776	48
Sandvik AB	3,879	158
		1,085
Information Technology — 0.6%
Hexagon AB, Cl B	66,310	608
Telefonaktiebolaget LM Ericsson ADR	29,120	380
Telefonaktiebolaget LM Ericsson, Cl B	3,666	48
		1,036
Materials — 0.0%
Boliden AB	860	54
Total Sweden		2,294
Switzerland — 5.4%
Consumer Discretionary — 0.4%
Lastminute.com NV	3,312	58
On Holding AG, Cl A *	1,484	61
Swatch Group AG/The	1,945	538
		657
Consumer Staples — 0.2%
Nestle SA	3,599	365

Financials — 1.3%
Julius Baer Group Ltd	8,277	677
Partners Group Holding AG	613	646
UBS Group AG	16,601	783
Zurich Insurance Group AG	117	83
		2,189
Health Care — 1.7%
Galderma Group AG	3,533	747
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Novartis AG	5,072	$762
Roche Holding AG	2,965	1,246
Sandoz Group AG	717	60
		2,815
Industrials — 1.2%
ABB Ltd	15,830	1,691
Accelleron Industries AG	1,363	135
Huber + Suhner AG	209	71
Klingelnberg AG	428	6
Orell Fuessli AG	109	21
SFS Group AG	425	69
VAT Group AG	75	58
		2,051
Information Technology — 0.3%
Logitech International SA	4,829	586

Materials — 0.2%
Holcim AG	633	62
Sika AG	1,528	298
		360
Real Estate — 0.1%
Allreal Holding AG	421	113
Total Switzerland		9,136

Taiwan — 6.8%
Communication Services — 0.4%
Chunghwa Telecom Co Ltd	72,000	315
Far EasTone Telecommunications Co Ltd	86,000	260
X-Legend Entertainment Co Ltd	8,000	23
		598
Consumer Discretionary — 0.0%
Allmind Holdings Corp	5,000	7
My Humble House Hospitality Management Consulting	12,000	13
Tofu Restaurant Co Ltd	5,000	28
		48
Consumer Staples — 0.0%
Farcent Enterprise Co Ltd	6,000	10
Shiny Brands Group Co Ltd	9,000	31
		41
Financials — 0.3%
Cathay Financial Holding Co Ltd	37,000	101
E.Sun Financial Holding Co Ltd	265,000	262
KGI Financial Holding Co Ltd	144,000	104
		467
Industrials — 0.2%
104 Corp	12,000	85
Bizlink Holding Inc	2,020	131
Kuen Ling Machinery Refrigerating Co Ltd	7,000	10

SEI Institutional Investments Trust	143

SCHEDULE OF INVESTMENTS

May 31, 2026

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rich Honour International Designs Co Ltd	20,000	$28
United Integrated Services Co Ltd	2,000	73
		327
Information Technology — 5.7%
Accton Technology Corp	1,000	77
ACES Electronic Co Ltd	151	–
AP Memory Technology Corp	3,000	112
Asia Vital Components Co Ltd	1,000	84
ASROCK Inc	2,000	15
Chenbro Micom Co Ltd	3,000	129
Data Image Corp	30,000	46
Delta Electronics Inc	5,000	384
Elite Material Co Ltd	1,000	162
Genesis Technology Inc/Taiwan *	1,686	1
Global Lighting Technologies Inc	11,000	14
Global Unichip Corp	1,341	198
Himax Technologies Inc ADR	3,786	78
Hon Hai Precision Industry Co Ltd	63,000	577
King Slide Works Co Ltd	1,000	160
Kinsus Interconnect Technology Corp	689	16
M31 Technology Corp	7,000	128
MediaTek Inc	7,081	963
Mitake Information Corp	4,000	8
Novatek Microelectronics Corp	1,000	15
Parade Technologies Ltd	1,000	26
Phison Electronics Corp	2,000	161
Realtek Semiconductor Corp	13,000	240
Silicon Motion Technology Corp ADR	324	90
Sonix Technology Co Ltd	9,000	16
Sunplus Technology Co Ltd *	49,000	47
Taiwan Semiconductor Co Ltd	22,000	80
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,827	1,183
Taiwan Semiconductor Manufacturing Co Ltd	59,000	4,371
Tripod Technology Corp	5,000	82
United Microelectronics Corp	15,000	68
WPG Holdings Ltd	19,000	71
Zhen Ding Technology Holding Ltd	6,000	98
		9,700
Materials — 0.2%
Eternal Materials Co Ltd	29,000	75
TA Chen Stainless Pipe	85,000	113
Tung Ho Steel Enterprise Corp	45,000	97
		285
Total Taiwan		11,466

Thailand — 0.8%
Communication Services — 0.1%
Advanced Info Service PCL	14,900	161
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Discretionary — 0.0%
Somboon Advance Technology PCL NVDR	25,300	$12

Consumer Staples — 0.0%
Thai Union Feedmill PCL NVDR	342,200	68
Thai Wah PCL NVDR	16,600	2
		70
Energy — 0.0%
PTT Exploration & Production PCL NVDR	5,100	22
Thai Oil PCL NVDR	11,062	16
		38
Financials — 0.5%
Bangkok Bank PCL NVDR	45,700	243
Kasikornbank PCL NVDR	58,600	362
SCB X PCL	41,700	172
		777
Health Care — 0.0%
Ladprao General Hospital PCL	16,000	2

Industrials — 0.0%
Precise Corp PCL NVDR	195,200	18
SCG Decor PCL NVDR	113,800	17
Sriracha Construction PCL NVDR	64,600	34
		69
Information Technology — 0.1%
Delta Electronics Thailand PCL NVDR	6,800	73

Materials — 0.1%
Eastern Polymer Group PCL NVDR	487,600	86
PTT Global Chemical PCL NVDR	26,400	27
Thai Eastern Group Holdings PCL NVDR	328,900	32
Thantawan Industry PCL	7,600	5
		150
Utilities — 0.0%
Gulf Development PCL NVDR	31,400	60
Total Thailand		1,412

Turkey — 0.2%
Consumer Staples — 0.0%
Migros Ticaret AS	3,826	55

Financials — 0.1%
Akbank TAS	119,681	163
Destek Finans Faktoring AS *	1,101	50
		213
Industrials — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	9,321	77
Total Turkey		345

144	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Arab Emirates — 0.4%
Energy — 0.1%
ADNOC Drilling Co PJSC	31,052	$50
Adnoc Gas PLC	112,745	106
ADNOC Logistics & Services	47,349	78
		234
Financials — 0.2%
Abu Dhabi National Insurance Co PSC	6,055	12
Emirates NBD Bank PJSC	17,028	129
First Abu Dhabi Bank PJSC	46,830	216
National Bank of Ras Al-Khaimah PSC/The	5,223	12
		369
Materials — 0.0%
Sharjah Cement & Industrial Development Co	48,916	14

Real Estate — 0.1%
Emaar Development PJSC	28,189	112
Total United Arab Emirates		729

United Kingdom — 8.0%
Communication Services — 0.5%
ITV PLC	391,665	428
WPP PLC	93,464	349
		777
Consumer Discretionary — 1.4%
B&M European Value Retail plc	199,699	460
Barratt Redrow PLC	126,860	447
Burberry Group PLC *	25,263	401
InterContinental Hotels Group PLC	4,118	632
JD Sports Fashion PLC	380,252	431
Motorpoint group PLC	2,916	5
		2,376
Consumer Staples — 1.4%
Diageo PLC	39,473	810
J Sainsbury PLC	122,700	488
Reckitt Benckiser Group PLC	18,869	1,162
		2,460
Energy — 1.0%
Afentra PLC *	45,991	44
BP PLC ADR	11,889	498
BP PLC	57,032	403
Shell PLC	19,686	828
		1,773
Financials — 1.1%
Allfunds Group Plc	6,515	65
Barclays PLC	31,554	193
Barclays PLC ADR	1,755	43
HSBC Holdings PLC	39,552	743
London Stock Exchange Group PLC	6,404	776
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NatWest Group PLC	7,595	$61
		1,881
Health Care — 0.7%
GSK PLC	26,258	664
Haleon PLC	98,424	445
		1,109
Industrials — 1.3%
Dialight PLC *	2,335	12
Diploma PLC	5,844	549
Experian PLC	18,279	632
Hargreaves Services PLC	5,863	63
Mears Group PLC	46,049	258
RELX PLC	19,451	644
		2,158
Information Technology — 0.4%
Halma PLC	9,907	623

Utilities — 0.2%
United Utilities Group PLC	20,746	375
Total United Kingdom		13,532

United States — 1.1%
Communication Services — 0.1%
Spotify Technology SA *	269	134

Consumer Staples — 0.0%
Molson Coors Canada Inc, Cl B	200	9

Financials — 0.2%
Western Union Co/The	43,338	352

Health Care — 0.5%
Avantor Inc *	62,273	568
DENTSPLY SIRONA Inc	36,236	379
		947
Industrials — 0.3%
Robert Half Inc	15,657	461
Total United States		1,903

Total Common Stock
(Cost $134,843) ($ Thousands)		161,065

PREFERRED STOCK — 1.2%
Brazil — 0.5%
Energy — 0.2%
Petroleo Brasileiro SA - Petrobras(B)	52,700	440
Financials — 0.1%
Itau Unibanco Holding SA(B)	24,900	197

SEI Institutional Investments Trust	145

SCHEDULE OF INVESTMENTS

May 31, 2026

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Utilities — 0.2%
Cia Energetica de Minas Gerais(B)	128,300	$281
Total Brazil		918

Germany — 0.5%
Consumer Staples — 0.3%
Henkel AG & Co KGaA(B)	5,377	418

Health Care — 0.2%
Sartorius AG(B)	1,364	389
Total Germany		807

South Korea — 0.2%
Information Technology — 0.2%
Samsung Electronics Co Ltd(B)	2,044	273

Total Preferred Stock
(Cost $1,928) ($ Thousands)		1,998

	Number of Warrants
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software Inc, Expires 08/22/2028 (A)	66	–

Total Warrants
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
3.490%**†	2,840,992	2,841
Total Cash Equivalent
(Cost $2,841) ($ Thousands)		2,841
Total Investments in Securities — 97.9%
(Cost $139,612) ($ Thousands)		$165,904

A list of the open futures contracts held by the Fund at May 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
MSCI EAFE Index	12	Jun-2026	$1,856	$1,867	$11
MSCI Emerging Markets Index	9	Jun-2026	747	787	40
S&P TSX 60 Index	1	Jun-2026	290	294	2
			$2,893	$2,948	$53

146	SEI Institutional Investments Trust

A list of the open OTC Swap agreement held by the Fund at May 31, 2026, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	Custom Basket of International Equity Securities	Federal Funds Effective Rate + Spread	BASKET RETURN	Annually	02/03/2027	USD	200	$(679)	$–	$(679)

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of May 31, 2026:

International Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
5,185	NOVARTIS AG	$798	$(30)	399.3%
3,046	ASTRAZENECA PLC	582	(20)	291.1
35,028	HSBC HOLDINGS PLC	557	99	278.7
879	L OREAL	370	22	185.1
9,913	EXPERIAN PLC	363	(22)	181.5
21,304	ROLLS	349	34	174.3
6,748	HALMA PLC	344	78	172.3
1,900	HOYA CORP	329	(8)	164.6
7,833	SEVERN TRENT PLC	327	(9)	163.5
700	FAST RETAILING CO LTD	326	35	163.2
3,303	BNP PARIBAS	325	45	162.3
79,671	TELSTRA GROUP LTD	297	1	148.8
38,901	NATWEST GROUP PLC	297	27	148.4
1,100	HIKARI TSUSHIN INC	284	(34)	142.3
9,540	COMPASS GROUP PLC	276	207	138.3
1,115	GTT	255	0	127.5
5,352	SHELL PLC	243	(18)	121.5
6,339	KLEPIERRE	240	17	120.2
3,251	DIPLOMA PLC	236	70	118.0
1,483	LEGRAND SA	235	22	117.6
4,100	CHUGAI PHARMACEUTICAL CO LTD	235	(33)	117.4
1,336	NEXT PLC	229	7	114.4
1,500	ADVANTEST CORP	227	17	113.7
4,875	BROOKFIELD CORP	226	(3)	112.9
2,100	TAISEI CORP	221	(38)	110.5
18,800	JAPAN POST HOLDINGS CO LTD	208	34	104.3
5,546	UBS GROUP AG	207	59	103.8
157,385	LLOYDS BANKING GROUP PLC	199	21	99.4
2,039	SANOFI	195	(9)	97.7
1,616	LONDON STOCK EXCHANGE GROUP	195	3	97.3
8,593	FISHER & PAYKEL HEALTHCARE C	192	(1)	96.3
3,332	YARA INTERNAT	191	(6)	95.6
553	DEUTSCHE BOERSE AG	167	(6)	83.6
1,689	COCA	160	(6)	80.0
5,624	SUBSEA 7	150	43	74.8
12,949	ENEL SPA	144	1	71.8
890	EURONEXT NV	143	3	71.6
6,850	STANDARD CHARTERED PLC	141	45	70.6
2,273	MONCLER	138	12	69.0
2,485	AMRIZE LTD	137	(4)	68.6
2,981	FRESNILLO PLC	136	(2)	68.0
25,328	BARCLAYS PLC	131	24	65.4
7,159	BABCOCK INTL GROUP PLC	130	(25)	64.8
2,400	HKEX	125	(1)	62.3
58,416	TRITAX BIG BOX REIT PLC	118	1	58.9
1,562	SOCIETE GENERALE	117	16	58.3
3,451	AMER SPORTS INC	116	7	57.9
6,974	SMITH & NEPHEW PLC	115	(13)	57.6

SEI Institutional Investments Trust	147

SCHEDULE OF INVESTMENTS

May 31, 2026

Screened World Equity Ex-US Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
12,705	VOLEX PLC	$108	$11	53.8%
5,700	NOF CORP	106	(9)	53.2

International Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(365,000)	HK & CHINA GAS	$(335)	$2	(167.7)%
(38,718)	LAND SECURITIES GROUP PLC	(305)	(21)	(152.5)
(10,724)	ASSOCIATED BRITISH FOODS PLC	(267)	3	(133.6)
(25,246)	TOKYO METRO CO LTD	(258)	25	(128.9)
(458,400)	GENTING SINGAPORE LIMITED	(238)	17	(119.1)
(43,100)	LINK REIT	(202)	(19)	(101.1)
(3,500)	ORACLE CORP JAPAN	(200)	12	(100.3)
(204,000)	SONY FINANCIAL GROUP INC	(190)	11	(94.8)
(5,200)	AGC INC	(185)	(40)	(92.6)
(1,200)	HIROSE ELECTRIC CO LTD	(182)	(31)	(90.8)
(2,748)	WEST FRASER	(180)	(9)	(90.1)
(60,551)	TREASURY WINE ESTATES LTD	(164)	(20)	(81.8)
(4,500)	FUJI CORP	(150)	(74)	(74.9)
(400)	MARUWA CO LTD	(146)	(40)	(73.2)
(11,647)	AIR CANADA	(145)	(41)	(72.4)
(5,566)	BCE INC	(144)	4	(72.1)
(355)	DASSAULT AVIAT.	(141)	14	(70.6)
(8,100)	NITORI HOLDINGS CO LTD	(139)	6	(69.4)
(5,111)	CDN APART UN	(134)	4	(67.2)
(5,996)	SIGNIFY NV	(129)	(27)	(64.3)
(40,826)	WPP PLC	(128)	(26)	(64.1)
(2,382)	VOPAK NV	(126)	(3)	(63.0)
(1,681)	ONEX CORP	(126)	(8)	(63.0)
(25,807)	BANK OF QUEENSLAND LTD	(125)	6	(62.4)
(5,756)	GREGGS PLC	(123)	(13)	(61.7)
(2,407)	SODEXHO	(123)	(9)	(61.3)
(11,303)	ORKLA A	(119)	0	(59.7)
(9,289)	CVC CAPITAL PARTNERS PLC	(118)	(32)	(59.2)
(3,893)	RAMSAY HEALTH CARE LTD	(114)	9	(56.9)
(10,400)	NAGOYA RAILROAD CO LTD	(113)	(3)	(56.7)
(3,800)	OKUMA CORP	(112)	15	(56.2)
(42,134)	ENDEAVOUR GROUP LTD/AUSTRALIA	(110)	20	(55.2)
(11,700)	SG HOLDINGS CO LTD	(110)	4	(55.0)
(3,014)	AALBERTS NV	(109)	(33)	(54.4)
(5,800)	ITO EN LTD	(106)	(3)	(53.0)
(680)	BCV N	(105)	0	(52.5)
(49,526)	METCASH LTD	(103)	(6)	(51.3)
(80,800)	TAYLOR WIMPEY PLC	(102)	13	(51.0)
(7,343)	ACERINOX S.A.	(101)	(35)	(50.3)
(4,200)	TOKUYAMA CORP	(99)	(35)	(49.7)
(5,936)	NORTHLAND POWER INC	(94)	(7)	(47.2)
(20,120)	TATE & LYLE PLC	(94)	(42)	(47.2)
(6,300)	JFRONT RETAILING CO LTD	(93)	4	(46.5)
(10,581)	WORLEY LTD	(91)	(7)	(45.7)
(8,580)	KURARAY CO LTD	(90)	3	(45.2)
(6,100)	AMADA CO LTD	(90)	(25)	(44.9)
(3,069)	SGH LTD	(90)	(1)	(44.9)
(1,230)	MIZRAHI TEFAHOT BANK LTD	(89)	(7)	(44.5)
(15,500)	UNICHARM CORP	(88)	(4)	(44.1)
(64,980)	XINYI GLASS	(87)	5	(43.4)

148	SEI Institutional Investments Trust

Percentages are based on Net Assets of $169,432 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2026.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(B)	No interest rate available.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	30,887	130,150	28		161,065
Preferred Stock	1,998	–	–		1,998
Warrants	–	–	–	^	–	^
Cash Equivalent	2,841	–	–		2,841
Total Investments in Securities	35,726	130,150	28		165,904
Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	53	–	–	53
OTC Swap
Total Return Swap*
Unrealized Depreciation	–	(679)	–	(679)
Total Other Financial Instruments	53	(679)	–	(626)

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	This category includes securities with a value of $—.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$4,002	$51,698	($52,859)	$—	$—	$2,841	$147	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust	149

SCHEDULE OF INVESTMENTS

May 31, 2026

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 95.2%
Argentina — 0.6%
Energy — 0.1%
Vista Energy SAB de CV ADR *	5,309	$394

Industrials — 0.3%
Corp America Airports SA *	82,327	2,190

Materials — 0.2%
Loma Negra Cia Industrial Argentina SA ADR *	144,315	1,732
Total Argentina		4,316

Australia — 0.3%
Materials — 0.3%
Anglogold Ashanti PLC	24,645	2,373
		2,373
Total Australia		2,373

Bangladesh — 0.6%
Financials — 0.4%
BRAC Bank PLC	5,461,629	2,996

Health Care — 0.2%
Square Pharmaceuticals PLC	1,006,221	1,732
Total Bangladesh		4,728

Brazil — 3.8%
Communication Services — 0.3%
TIM SA/Brazil	519,200	2,287

Consumer Discretionary — 0.3%
Cogna Educacao SA	537,490	268
MercadoLibre Inc *	635	1,077
Vibra Energia SA	99,900	588
		1,933
Consumer Staples — 0.4%
Raia Drogasil SA	530,670	1,979
Sendas Distribuidora S/A	677,400	1,177
		3,156
Energy — 1.1%
Brava Energia	66,700	268
Petroleo Brasileiro SA ADR, Cl A	359,203	6,024
PRIO SA/Brazil *	118,700	1,469
		7,761
Financials — 1.3%
B3 SA - Brasil Bolsa Balcao	364,800	1,189
Banco Bradesco SA ADR	474,834	1,657
Itau Unibanco Holding SA ADR	831,943	6,556
Pagseguro Digital Ltd, Cl A	59,794	559
		9,961
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Health Care — 0.0%
Fleury SA	78,800	$241

Industrials — 0.3%
Localiza Rent a Car SA	67,800	562
WEG SA	163,400	1,425
		1,987
Materials — 0.0%
Gerdau SA ADR	84,263	379

Utilities — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1	–
CPFL Energia SA	66,600	568
		568
Total Brazil		28,273

Canada — 0.3%
Materials — 0.3%
Franco-Nevada Corp	9,500	2,192

Chile — 0.2%
Industrials — 0.2%
Latam Airlines Group SA ADR	15,437	829
Latam Airlines Group SA	20,504,800	555
		1,384
Total Chile		1,384

China — 14.4%
Communication Services — 1.8%
Baidu Inc ADR *	26,286	3,557
G-bits Network Technology Xiamen Co Ltd, Cl A	6,500	319
Giant Network Group Co Ltd, Cl A	84,100	324
NetEase Inc ADR	1,800	221
Tencent Holdings Ltd	159,753	8,679
Weibo Corp ADR	26,903	211
		13,311
Consumer Discretionary — 3.6%
Alibaba Group Holding Ltd ADR	14,730	1,830
Alibaba Group Holding Ltd	440,800	6,834
DPC Dash Ltd *	60,100	297
Geely Automobile Holdings Ltd	506,000	1,215
H World Group Ltd ADR	7,847	352
Haier Smart Home Co Ltd, Cl A	1,378,200	3,464
Hangzhou Robam Appliances Co Ltd, Cl A	352,800	902
JD.com Inc ADR	163,868	4,724
Li Ning Co Ltd	322,500	748
Midea Group Co Ltd, Cl A	177,900	2,125
TAL Education Group ADR *	61,752	600
Trip.com Group Ltd ADR *	36,908	1,751
Vipshop Holdings Ltd ADR	119,486	1,699
		26,541

150	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Consumer Staples — 0.7%
Anjoy Foods Group Co Ltd, Cl A	80,100	$1,179
China Resources Beer Holdings Co Ltd	330,000	1,019
Uni-President China Holdings Ltd	922,000	925
Yifeng Pharmacy Chain Co Ltd, Cl A	565,700	1,767
		4,890
Energy — 0.1%
PetroChina Co Ltd, Cl H	548,000	762

Financials — 2.6%
Agricultural Bank of China Ltd, Cl H	838,000	617
China Construction Bank Corp, Cl H	3,675,000	3,982
China International Capital Corp Ltd, Cl H	228,000	571
China Life Insurance Co Ltd, Cl H	319,000	1,177
China Pacific Insurance Group Co Ltd, Cl H	189,400	760
China Taiping Insurance Holdings Co Ltd	127,200	323
Industrial & Commercial Bank of China Ltd, Cl H	4,518,000	3,826
New China Life Insurance Co Ltd, Cl H	102,100	632
PICC Property & Casualty Co Ltd	1,138,000	2,112
Ping An Insurance Group Co of China Ltd, Cl H	698,500	5,349
		19,349
Health Care — 0.5%
China Resources Pharmaceutical Group Ltd	267,500	159
Hansoh Pharmaceutical Group Co Ltd	126,000	505
Jointown Pharmaceutical Group Co Ltd, Cl A	486,200	345
Shenzhen Mindray Bio-Medical Electronics Co Ltd, Cl A	80,800	1,812
WuXi AppTec Co Ltd, Cl H	57,000	949
		3,770
Industrials — 3.5%
Airtac International Group	89,000	3,952
CITIC Ltd	432,000	725
Contemporary Amperex Technology Co Ltd, Cl A	163,947	10,281
COSCO SHIPPING Holdings Co Ltd, Cl H	431,050	779
Dongfang Electric Corp Ltd, Cl H	65,000	267
Harbin Electric Co Ltd, Cl H	104,000	261
Hefei Meiya Optoelectronic Technology Inc, Cl A	391,000	890
Hongfa Technology Co Ltd, Cl A	365,300	1,827
JD Logistics Inc *	939,800	1,546
Ningbo Orient Wires & Cables Co Ltd, Cl A	1	–
Shenzhen Envicool Technology Co Ltd, Cl A	46,600	627
Sieyuan Electric Co Ltd, Cl A	13,497	403
Yangzijiang Shipbuilding Holdings Ltd	1,178,500	3,365
Yutong Bus Co Ltd, Cl A	224,500	1,072
		25,995
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Information Technology — 0.7%
Foxconn Industrial Internet Co Ltd, Cl A	71,000	$767
Lenovo Group Ltd	358,000	1,097
NAURA Technology Group Co Ltd, Cl A	8,300	773
Victory Giant Technology Huizhou Co Ltd, Cl H *	20,400	1,109
Zhongji Innolight Co Ltd, Cl A	6,100	1,039
		4,785
Materials — 0.5%
Asia - Potash International Investment Guangzhou Co Ltd, Cl A *	61,300	401
China Hongqiao Group Ltd	277,000	993
Ganfeng Lithium Group Co Ltd, Cl H	54,000	444
Tianqi Lithium Corp, Cl A *	25,199	235
Zangge Mining Co Ltd, Cl A	45,700	521
Zijin Mining Group Co Ltd, Cl H	202,000	847
		3,441
Real Estate — 0.4%
China Resources Land Ltd	680,500	3,065
Total China		105,909

Colombia — 0.0%
Financials — 0.0%
Grupo Cibest SA ADR	2,241	154

Czech Republic — 0.2%
Industrials — 0.2%
CSG NV *	59,986	1,258

Democratic Republic of Congo — 0.3%
Materials — 0.3%
Ivanhoe Mines Ltd, Cl A *	228,312	2,024

Egypt — 0.6%
Financials — 0.6%
Commercial International Bank - Egypt GDR	1,785,301	3,981
Commercial International Bank - Egypt (CIB)	81,351	208
		4,189
Total Egypt		4,189

Ghana — 0.1%
Energy — 0.1%
Tullow Oil PLC *	4,058,341	826

Greece — 1.3%
Consumer Discretionary — 0.2%
JUMBO SA	48,829	1,327

Consumer Staples — 0.1%
Sarantis SA	44,765	791

SEI Institutional Investments Trust	151

SCHEDULE OF INVESTMENTS

May 31, 2026

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Financials — 0.9%
Eurobank SA	765,214	$3,566
Piraeus Bank SA	264,218	2,804
		6,370
Real Estate — 0.1%
LAMDA Development SA *	140,667	1,014

Utilities — 0.0%
Public Power Corp SA	9,663	243
Total Greece		9,745

Hong Kong — 0.4%
Financials — 0.2%
Hong Kong Exchanges & Clearing Ltd	29,700	1,516

Information Technology — 0.2%
ASMPT Ltd	28,200	699
VTech Holdings Ltd	115,000	752
		1,451
Total Hong Kong		2,967

Hungary — 0.4%
Financials — 0.4%
OTP Bank Nyrt	21,437	2,944

India — 6.0%
Consumer Discretionary — 0.2%
Bajaj Auto Ltd	4,130	454
Eicher Motors Ltd	3,017	228
Mahindra & Mahindra Ltd	14,596	468
		1,150
Consumer Staples — 0.1%
Britannia Industries Ltd	5,684	311
United Breweries Ltd	43,749	608
		919
Energy — 0.5%
Chennai Petroleum Corp Ltd	4,994	56
Oil & Natural Gas Corp Ltd	157,616	440
Oil India Ltd	48,016	241
Petronet LNG Ltd	125,310	357
Reliance Industries Ltd	187,617	2,608
		3,702
Financials — 2.5%
Bank of India	229,547	338
BSE Ltd	13,785	601
Canara Bank	680,285	937
CRISIL Ltd	17,536	728
HDFC Bank Ltd	421,780	3,306
HDFC Bank Ltd ADR	125,506	2,984
ICICI Bank Ltd	62,539	827
ICICI Bank Ltd ADR	172,536	4,526
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
IIFL Finance Ltd	54,741	$269
Karur Vysya Bank Ltd/The	76,955	234
Kfin Technologies Ltd	86,168	777
Kotak Mahindra Bank Ltd	394,865	1,596
LIC Housing Finance Ltd	21,137	119
Muthoot Finance Ltd	14,874	524
PNB Housing Finance Ltd	19,469	211
REC Ltd	57,660	205
South Indian Bank Ltd/The	793,109	346
		18,528
Health Care — 0.6%
Cipla Ltd/India	194,013	2,861
Lupin Ltd	26,639	635
Narayana Hrudayalaya Ltd	10,480	209
Natco Pharma Ltd	25,069	268
Sun Pharmaceutical Industries Ltd	10,463	198
		4,171
Industrials — 0.6%
Ashok Leyland Ltd	487,473	797
Data Patterns India Ltd	15,729	669
Gujarat Pipavav Port Ltd	124,659	207
MTAR Technologies Ltd *	15,391	1,277
RR Kabel Ltd	59,621	1,290
		4,240
Information Technology — 0.8%
Infosys Ltd ADR	133,481	1,689
Infosys Ltd	66,394	813
Netweb Technologies India Ltd	30,741	1,514
Sterlite Technologies Ltd *	44,699	252
Tata Consultancy Services Ltd	48,183	1,146
Tech Mahindra Ltd	36,667	574
		5,988
Materials — 0.5%
Chambal Fertilisers and Chemicals Ltd	46,975	230
Hindalco Industries Ltd	85,315	1,012
Malco Energy Ltd	160,072	197
National Aluminium Co Ltd	208,324	931
Navin Fluorine International Ltd	3,573	268
Solar Industries India Ltd	1,471	282
Vedanta Iron and Steel Ltd *(A)	160,072	197
Vedanta Ltd	160,072	594
Vendanta Aluminium Metal Ltd *(A)	160,072	197
		3,908
Real Estate — 0.2%
Phoenix Mills Ltd/The	62,393	1,163

Utilities — 0.0%
PTC India Ltd	97,713	188

152	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Vedanta Power Limited *(A)	160,072	$197
		385
Total India		44,154

Indonesia — 2.1%
Communication Services — 0.1%
Telkom Indonesia Persero Tbk PT	4,577,300	771

Consumer Staples — 0.7%
Cisarua Mountain Dairy PT TBK	6,941,600	1,876
First Pacific Co Ltd	3,126,000	2,040
Indofood Sukses Makmur Tbk PT	406,900	158
Ultrajaya Milk Industry & Trading Co Tbk PT	11,595,100	986
		5,060
Energy — 0.1%
Adaro Andalan Indonesia PT	411,800	194
Alamtri Resources Indonesia Tbk PT	1,571,500	202
		396
Financials — 0.7%
Bank Central Asia Tbk PT	4,938,000	1,578
Bank Rakyat Indonesia Persero Tbk PT	20,403,527	3,371
		4,949
Industrials — 0.0%
Astra International Tbk PT	679,800	190

Materials — 0.3%
Amman Mineral Internasional PT *	12,354,477	2,283
Aneka Tambang Tbk	1,640,700	267
		2,550
Real Estate — 0.2%
Pakuwon Jati Tbk PT	80,700,984	1,310
Total Indonesia		15,226

Israel — 0.3%
Energy — 0.3%
Energean PLC	228,836	2,414

Japan — 0.1%
Communication Services — 0.1%
Nexon Co Ltd	63,700	896

Kazakhstan — 2.0%
Energy — 0.7%
NAC Kazatomprom JSC GDR	78,403	5,497

Financials — 0.8%
Halyk Savings Bank of Kazakhstan JSC GDR	173,275	5,545

Industrials — 0.5%
Air Astana JSC GDR	647,431	3,564
Total Kazakhstan		14,606
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Kenya — 1.0%
Financials — 1.0%
Equity Group Holdings PLC/Kenya	8,578,063	$4,920
KCB Group PLC	4,504,600	2,323
		7,243
Total Kenya		7,243

Malaysia — 0.5%
Consumer Staples — 0.0%
SD Guthrie Bhd	204,000	299

Health Care — 0.3%
IHH Healthcare Bhd	975,200	2,217

Industrials — 0.1%
Sime Darby Bhd	328,500	172
Zetrix Ai Bhd	637,800	130
		302
Materials — 0.1%
Petronas Chemicals Group Bhd	452,400	594
Press Metal Aluminium Holdings Bhd	142,900	324
		918
Total Malaysia		3,736

Mexico — 2.4%
Consumer Staples — 0.8%
Arca Continental SAB de CV	103,300	1,340
Coca-Cola Femsa SAB de CV ADR	10,505	1,130
Fomento Economico Mexicano SAB de CV ADR	19,518	2,323
Wal-Mart de Mexico SAB de CV	446,220	1,351
		6,144
Financials — 1.1%
Gentera SAB de CV	104,900	259
Grupo Financiero Banorte SAB de CV, Cl O	620,700	6,466
Qualitas Controladora SAB de CV	119,500	1,205
		7,930
Industrials — 0.2%
Grupo Aeromexico SAB de CV ADR *	92,412	1,567

Materials — 0.2%
Cemex SAB de CV ADR	78,388	1,026
Grupo Mexico SAB de CV, Ser B	42,300	523
		1,549

Real Estate — 0.1%
Fibra Uno Administracion SA de CV ‡	273,100	472
Total Mexico		17,662

Netherlands — 0.1%
Energy — 0.1%
SBM Offshore NV	15,150	578

SEI Institutional Investments Trust	153

SCHEDULE OF INVESTMENTS

May 31, 2026

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Nigeria — 2.6%
Energy — 0.8%
SEPLAT Energy PLC	794,249	$6,021

Financials — 1.8%
FCMB Group PLC	148,710,324	1,265
Guaranty Trust Holding Co PLC	60,852,279	6,062
Zenith Bank PLC	57,480,190	5,479
		12,806
Total Nigeria		18,827

Pakistan — 0.8%
Financials — 0.8%
Bank Alfalah Ltd	14,064,378	3,001
Habib Bank Ltd	2,672,406	2,814
		5,815
Total Pakistan		5,815

Peru — 1.3%
Financials — 0.4%
Credicorp Ltd	8,889	3,045

Health Care — 0.3%
Auna SA, Cl A *	442,896	1,838

Materials — 0.6%
Cia de Minas Buenaventura SAA ADR	46,254	1,706
Hochschild Mining PLC	357,850	2,961
		4,667
Total Peru		9,550

Philippines — 1.8%
Consumer Staples — 0.1%
Century Pacific Food Inc	1,444,200	614
Philippine Seven Corp	819,200	458
		1,072
Industrials — 0.4%
Ayala Corp	278,789	1,976
International Container Terminal Services Inc	104,110	1,272
		3,248
Materials — 0.5%
OceanaGold Philippines Inc	5,839,200	3,326

Real Estate — 0.8%
Ayala Land Inc	9,152,800	2,165
Robinsons Land Corp	12,849,600	3,401
		5,566
Total Philippines		13,212

Poland — 1.7%
Consumer Discretionary — 0.2%
Allegro.eu SA *	160,081	1,535
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
LPP SA	42	$261
		1,796
Consumer Staples — 0.3%
ZABKA GROUP SA *	299,623	2,113

Energy — 0.1%
ORLEN SA	17,880	700

Financials — 0.8%
Alior Bank SA	54,066	1,881
Bank Polska Kasa Opieki SA	49,408	3,303
Powszechny Zaklad Ubezpieczen SA	39,229	697
		5,881
Materials — 0.3%
KGHM Polska Miedz SA *	21,199	2,043
Total Poland		12,533

Portugal — 0.2%
Consumer Staples — 0.2%
Jeronimo Martins SGPS SA	56,507	1,197

Qatar — 0.0%
Communication Services — 0.0%
Ooredoo QPSC	43,745	161

Romania — 0.3%
Industrials — 0.3%
Electro-Alfa International SA *	1,000,882	2,557

Russia — 0.1%
Communication Services — 0.0%
Mobile TeleSystems PJSC ADR	556,416	–

Consumer Discretionary — 0.0%
Ozon Holdings PLC ADR *	30,008	–

Consumer Staples — 0.1%
Coca-Cola HBC AG	17,320	994

Energy — 0.0%
LUKOIL PJSC ADR *(A)	68,718	–
Surgutneftegas PJSC ADR *	416,721	–
		–
Financials — 0.0%
Moscow Exchange MICEX-RTS PJSC *	945,410	–
Sberbank of Russia PJSC ADR (A)	93,380	–
		–
Total Russia		994

154	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Saudi Arabia — 0.7%
Communication Services — 0.2%
Etihad Etisalat Co	71,702	$1,215

Energy — 0.1%
Saudi Arabian Oil Co	141,681	1,033

Financials — 0.3%
Banque Saudi Fransi	50,322	257
Riyad Bank	80,233	431
Saudi National Bank/The	153,898	1,637
		2,325
Materials — 0.1%
Yanbu National Petrochemical Co	98,219	873
Total Saudi Arabia		5,446

Slovenia — 0.7%
Financials — 0.7%
Nova Ljubljanska Banka dd GDR	102,219	5,248

South Africa — 3.8%
Consumer Discretionary — 1.3%
Naspers Ltd, Cl N	177,226	9,321

Consumer Staples — 0.6%
Bid Corp Ltd	70,106	1,762
Shoprite Holdings Ltd	131,909	2,324
		4,086
Energy — 0.0%
Exxaro Resources Ltd	19,850	265

Financials — 1.0%
Absa Group Ltd	264,369	3,858
Discovery Ltd	90,966	1,563
Standard Bank Group Ltd	116,409	2,254
		7,675
Health Care — 0.2%
Aspen Pharmacare Holdings Ltd	199,416	1,782

Materials — 0.7%
Anglo American PLC	37,082	2,004
Gold Fields Ltd ADR	28,332	1,129
Impala Platinum Holdings Ltd	94,551	1,349
Sasol Ltd *	25,041	313
		4,795
Total South Africa		27,924

South Korea — 18.7%
Communication Services — 0.3%
KT Corp ADR	71,605	1,276
KT Corp	8,665	305
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
LG Uplus Corp	35,342	$378
		1,959
Consumer Discretionary — 2.0%
Hankook Tire & Technology Co Ltd	8,476	376
Hyundai Department Store Co Ltd	9,285	672
Hyundai Mobis Co Ltd	729	371
Hyundai Motor Co	2,748	1,315
Kia Corp	56,843	6,377
LG Electronics Inc	28,495	5,556
Youngone Corp	3,941	207
		14,874
Consumer Staples — 0.2%
APR Corp/Korea	4,665	1,224
KT&G Corp	1,078	132
Samyang Foods Co Ltd	396	317
		1,673
Energy — 0.1%
HD Hyundai Co Ltd	2,886	532

Financials — 1.7%
DB Insurance Co Ltd	2,876	273
Hana Financial Group Inc	100,277	7,673
KIWOOM Securities Co Ltd	1,462	361
Korea Investment Holdings Co Ltd	4,204	665
Samsung Fire & Marine Insurance Co Ltd	4,356	1,644
Samsung Securities Co Ltd	6,721	537
Shinhan Financial Group Co Ltd	10,903	678
Woori Financial Group Inc	33,763	668
		12,499
Health Care — 0.0%
Celltrion Inc	3,174	406

Industrials — 5.2%
GS Holdings Corp	5,382	259
Hanwha Corp	7,502	666
HD Hyundai Electric Co Ltd	539	377
HD Korea Shipbuilding & Offshore Engineering Co Ltd	2,019	567
Hyosung Heavy Industries Corp	323	792
Hyundai Rotem Co Ltd	19,432	2,587
LG Corp	11,720	1,141
LG Energy Solution Ltd *	2,575	782
LX INTERNATIONAL CORP	7,124	198
Samsung C&T Corp	6,045	1,743
Samsung E&A Co Ltd	13,105	459
Sanil Electric Co LTD	4,507	741
SK Inc	16,371	7,369
SK Square Co Ltd	24,791	20,557
		38,238

SEI Institutional Investments Trust	155

SCHEDULE OF INVESTMENTS

May 31, 2026

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Information Technology — 8.9%
Duk San Neolux Co Ltd *	22,867	$590
HPSP Co Ltd	28,022	907
LG CNS Co Ltd	15,551	1,174
LG Innotek Co Ltd	1,409	1,366
Samsung Electro-Mechanics Co Ltd	1,277	1,805
Samsung Electronics Co Ltd	201,375	42,247
SK hynix Inc	11,575	18,022
		66,111
Materials — 0.3%
Han Kuk Carbon Co Ltd	9,960	213
LG Chem Ltd	5,653	1,377
PI Advanced Materials Co Ltd	22,056	365
		1,955
Total South Korea		138,247

Taiwan — 18.5%
Consumer Discretionary — 0.2%
Poya International Co Ltd	91,000	1,675

Financials — 1.0%
Cathay Financial Holding Co Ltd	855,000	2,340
CTBC Financial Holding Co Ltd	2,463,000	4,756
KGI Financial Holding Co Ltd	512,000	367
		7,463
Health Care — 0.1%
PharmaEssentia Corp *	20,000	595

Industrials — 0.6%
Eva Airways Corp	407,000	467
Evergreen Marine Corp Taiwan Ltd	120,000	815
Kaori Heat Treatment Co Ltd	24,000	828
Shihlin Electric & Engineering Corp	77,000	536
Voltronic Power Technology Corp	52,000	1,169
Wan Hai Lines Ltd	131,000	343
		4,158
Information Technology — 16.6%
Accton Technology Corp	28,000	2,142
Advantech Co Ltd	177,000	2,782
AP Memory Technology Corp	36,000	1,348
Asia Vital Components Co Ltd	22,686	1,913
ASPEED Technology Inc	1,000	595
Asustek Computer Inc	208,000	5,018
Chroma ATE Inc	30,000	2,387
Delta Electronics Inc	75,000	5,755
E Ink Holdings Inc	148,000	1,040
Elite Material Co Ltd	11,000	1,778
Gigabyte Technology Co Ltd	13,000	152
Global Unichip Corp	4,000	590
Gold Circuit Electronics Ltd	45,000	1,879
Grand Process Technology Corp	10,000	1,084
Hon Hai Precision Industry Co Ltd	188,912	1,729
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Innodisk Corp	8,000	$452
King Slide Works Co Ltd	3,000	479
Lotes Co Ltd	8,000	669
MediaTek Inc	45,000	6,118
MPI Corp	4,000	749
Nan Ya Printed Circuit Board Corp	30,000	804
Nanya Technology Corp *	43,000	467
Parade Technologies Ltd	17,000	449
Quanta Computer Inc	100,000	1,073
Sinbon Electronics Co Ltd	139,000	1,392
Taiwan Semiconductor Manufacturing Co Ltd	704,000	52,156
Taiwan Semiconductor Manufacturing Co Ltd ADR	38,705	16,196
Universal Microwave Technology Inc	15,003	1,042
Wistron Corp	192,000	961
Wiwynn Corp	39,000	6,666
WPG Holdings Ltd	91,000	342
WT Microelectronics Co Ltd	50,000	459
Yageo Corp	93,000	2,164
		122,830
Total Taiwan		136,721

Thailand — 1.0%
Consumer Discretionary — 0.0%
Com7 PCL, Cl F	334,000	266

Energy — 0.2%
PTT Exploration & Production PCL NVDR	242,500	1,055
PTT Exploration & Production PCL	89,300	389
		1,444
Financials — 0.6%
Kasikornbank PCL	118,200	730
Kasikornbank PCL NVDR	578,500	3,573
Kiatnakin Phatra Bank PCL	108,400	292
		4,595
Health Care — 0.2%
Mega Lifesciences PCL	1,255,500	1,389
Total Thailand		7,694

Turkey — 0.7%
Consumer Discretionary — 0.0%
Tofas Turk Otomobil Fabrikasi AS	42,370	270

Financials — 0.2%
Haci Omer Sabanci Holding AS	635,480	1,253
Yapi ve Kredi Bankasi AS *	375,755	266
		1,519
Industrials — 0.4%
AG Anadolu Grubu Holding AS, Cl A	367,065	267
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	205,033	1,384

156	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Enka Insaat ve Sanayi AS	116,600	$252
KOC Holding AS	236,539	967
Turk Hava Yollari AO	19,960	128
		2,998
Real Estate — 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,449,340	592
Total Turkey		5,379

United Arab Emirates — 1.5%
Energy — 0.2%
ADNOC Logistics & Services	738,896	1,209

Industrials — 0.3%
Alec Holdings PJSC *	6,584,185	2,635

Real Estate — 1.0%
Emaar Development PJSC	532,258	2,110
Emaar Properties PJSC	1,600,322	5,179
		7,289
Total United Arab Emirates		11,133

United States — 0.1%
Information Technology — 0.1%
Cognizant Technology Solutions Corp, Cl A	11,392	635

Uzbekistan — 0.4%
Financials — 0.4%
National Investment Fund of the Republic of Uzbekistan JSC GDR *	86,400	2,566

Vietnam — 1.9%
Consumer Discretionary — 0.1%
Mobile World Investment Corp	320,500	930

Consumer Staples — 0.3%
Masan Group Corp *	819,300	2,326

Financials — 1.0%
Military Commercial Joint Stock Bank	3,782,914	3,597
Vietnam Technological & Commercial Joint Stock Bank	1,519,840	1,891
VPS Securities JSC *	1,406,560	1,764
		7,252
Real Estate — 0.5%
Vinhomes JSC *	557,400	3,306
Total Vietnam		13,814
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Zambia — 0.4%
Materials — 0.4%
First Quantum Minerals Ltd *	91,664	$2,824

Total Common Stock
(Cost $477,934) ($ Thousands)		702,274

PREFERRED STOCK — 2.3%
Brazil — 0.3%
Financials — 0.3%
Itausa SA(B)	765,400	1,966

Chile — 0.1%
Consumer Staples — 0.1%
Embotelladora Andina SA(B)	235,317	1,190

South Korea — 1.9%
Consumer Discretionary — 0.7%
Hyundai Motor Co (B)	20,294	3,671
LG Electronics Inc(B)	23,163	1,475
		5,146
Information Technology — 1.1%
Samsung Electronics Co Ltd(B)	59,338	7,939

Materials — 0.1%
LG Chem Ltd(B)	5,906	657
Total South Korea		13,742

Total Preferred Stock
(Cost $10,565) ($ Thousands)		16,898

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Institutional Class
3.490%**†	5,111,225	5,111
Total Cash Equivalent
(Cost $5,111) ($ Thousands)		5,111
Total Investments in Securities — 98.2%
(Cost $493,610) ($ Thousands)		$724,283

SEI Institutional Investments Trust	157

SCHEDULE OF INVESTMENTS

May 31, 2026

Emerging Markets Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at May 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
MSCI Emerging Markets Index	57	Jun-2026	$4,848	$4,983	$135

A list of the open forward foreign currency contracts held by the Fund at May 31, 2026, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	06/01/26	USD	61	TRY	2,811	$—
Citigroup	06/01/26	TRY	3,661	USD	79	(1)
Northern Trust	06/02/26	USD	142	AED	521	—
UBS	06/01/26	AED	250	USD	68	—
						$(1)

Percentages are based on Net Assets of $737,934 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2026.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(B)	No interest rate available.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	178,624	523,059	591	702,274
Preferred Stock	16,898	–	–	16,898
Cash Equivalent	5,111	–	–	5,111
Total Investments in Securities	200,633	523,059	591	724,283
Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	135	–	–	135
Forward Contracts*
Unrealized Depreciation	–	(1)	–	(1)
Total Other Financial Instruments	135	(1)	–	134

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$10,577	$137,087	$(142,553)	$—	$—	$5,111	$294	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

158	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2026

Opportunistic Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 31.7%
Aerospace & Defense — 0.8%
Bleriot US Bidco Inc., 2023 Term Loan, 1st Lien
5.950%, CME Term SOFR + 3.250%, 10/30/2028 (A)	$543	$545
Cobham Ultra SeniorCo SARL, Facility B (USD), 1st Lien
7.791%, CME Term SOFR + 3.750%, 08/03/2029 (A)	556	558
Kaman Corporation, Initial Term Loan
6.200%, CME Term SOFR + 2.750%, 02/26/2032 (A)	293	294
Propulsion (BC) Newco LLC, Initial Term Loan, 1st Lien
6.200%, CME Term SOFR + 2.500%, 12/01/2032 (A)	400	401
Signia Aerospace, LLC, 2025 Initial Term Loan
6.450%, 12/11/2031	2	2
6.370%, 12/11/2031	148	149
TransDigm Inc., New Tranche J Term Loan, 1st Lien
6.120%, CME Term SOFR + 2.500%, 02/28/2031 (A)	177	177
TransDigm Inc., New Tranche K Term Loan, 1st Lien
5.870%, CME Term SOFR + 2.250%, 03/22/2030 (A)	514	515
TransDigm Inc., Tranche M Term Loan, 1st Lien
6.120%, CME Term SOFR + 2.500%, 08/19/2032 (A)(B)	216	216
TransDigm Inc., Tranche N Term Loan, 1st Lien
6.120%, CME Term SOFR + 2.500%, 02/13/2033 (A)	130	130
		2,987
Air Transport — 0.2%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), 2025 Replacement Term Loan, 1st Lien
5.925%, CME Term SOFR + 2.250%, 04/20/2028 (A)	767	763

Automotive — 0.6%
Belron Finance 2019 LLC, New 2031 Dollar Incremental Term Loan, 1st Lien
5.657%, CME Term SOFR + 2.000%, 10/16/2031 (A)	602	603
Clarios Global LP, Amendment No. 5 Dollar Term Loan, 1st Lien
6.120%, CME Term SOFR + 2.500%, 05/06/2030 (A)	723	724
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Tenneco Inc., Term A Loan, 1st Lien
8.453%, CME Term SOFR + 4.750%, 11/17/2028 (A)	$347	$346
8.453%, 11/17/2028	1	1
Wand Newco 3, Inc., Tranche B-2 Term Loan, 1st Lien
6.120%, CME Term SOFR + 2.750%, 01/30/2031 (A)	813	810
		2,484
Building & Development — 0.7%
Artera Services, LLC, Tranche C Term Loan, 1st Lien
8.120%, CME Term SOFR + 4.500%, 02/15/2031 (A)	427	375
CP Atlas Buyer, Inc., 2025 Term B Loan, 1st Lien
8.870%, CME Term SOFR + 5.300%, 07/08/2030 (A)	313	272
Gulfside Supply, Inc., Initial Term Loan, 1st Lien
6.700%, CME Term SOFR + 3.000%, 06/17/2031 (A)	395	336
Pioneer Opco, LLC, Term B Loan, 1st Lien
6.879%, CME Term SOFR + 3.250%, 05/15/2033 (A)	485	488
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1st Lien
5.870%, CME Term SOFR + 2.250%, 02/10/2032 (A)	500	500
Specialty Building Products Holdings, LLC, Initial Term Loan, 1st Lien
7.470%, CME Term SOFR + 3.750%, 10/16/2028 (A)	153	137
Tiger Acquisition, LLC, 2026 Incremental Term Loan, 1st Lien
6.358%, 08/23/2032 (C)	515	516
Tiger Acquisition, LLC, August 2025 Incremental Term Loan, 1st Lien
6.108%, CME Term SOFR + 2.500%, 08/23/2032 (A)(B)	225	226
		2,850
Business Equipment & Services — 4.7%
Access CIG, LLC, 2025 Refinancing Term Loan, 1st Lien
7.700%, CME Term SOFR + 4.000%, 08/19/2030 (A)	769	693
AlixPartners, LLP, 2025 Refinancing Dollar Term Loan
5.620%, 08/12/2032	1,105	1,103
AmSpec Parent, LLC, Amendment No. 1 Other Term Loan
7.200%, 12/22/2031	395	396

SEI Institutional Investments Trust	159

SCHEDULE OF INVESTMENTS

May 31, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Asplundh Tree Expert, LLC, 2024 Incremental Term Loan, 1st Lien
5.370%, CME Term SOFR + 1.750%, 05/23/2031 (A)	$350	$350
Asplundh Tree Expert, LLC, Amendment No. 5 Refinancing Term Loan, 1st Lien
5.364%, CME Term SOFR + 1.750%, 05/30/2033 (A)(B)	274	274
Bach Finance Limited, Fifteenth Amendment Dollar Term Loan, 1st Lien
5.916%, CME Term SOFR + 2.250%, 01/09/2032 (A)	888	884
BW Holding, Inc., Tranche A Term Loan
10.143%, 12/14/2030	194	190
BW Holding, Inc., Tranche B Term Loan
8.293%, 12/14/2030	773	319
Carroll County Energy LLC, Term Loan, 1st Lien
6.450%, CME Term SOFR + 2.750%, 06/30/2031 (A)	401	402
Chart Industries, Amendment No. 7 Term Loan
6.182%, 03/15/2030 (A)	387	387
Corporation Service Company, Initial Tranche B USD Term Loan, 1st Lien
5.620%, CME Term SOFR + 2.000%, 11/02/2029 (A)	146	145
DTI Holdco, Inc., 2025 Refinancing Term Loan, 1st Lien
7.620%, CME Term SOFR + 4.000%, 04/26/2029 (A)	533	474
Ensemble RCM, LLC, Closing Date Term Loan
6.663%, CME Term SOFR + 3.000%, 02/09/2033 (A)	610	609
Ensono, Inc., Initial Term Loan, 1st Lien
7.735%, CME Term SOFR + 4.000%, 05/26/2028 (A)	1,052	1,031
Examworks Bidco Inc., 2026 Refinancing Term Loan, 1st Lien
6.120%, CME Term SOFR + 2.500%, 02/06/2033 (A)	868	872
Grant Thornton Advisors LLC, 2025 Incremental Term Loan, 1st Lien
6.370%, CME Term SOFR + 2.750%, 06/02/2031 (A)	1,026	986
HIG Finance 2 Limited, 2025-3 Dollar Refinancing Term Loan, 1st Lien
6.370%, CME Term SOFR + 2.750%, 04/18/2030 (A)	531	507
Inspired Finco Holdings Limited
6.413%, CME Term SOFR + 2.750%, 02/28/2031 (A)	585	584
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
IRB Holding Corp., 2025 Replacement Term B Loan, 1st Lien
6.108%, CME Term SOFR + 2.500%, 12/15/2030 (A)(B)	$851	$853
Leia Finco US LLC, Initial Term Loan, 1st Lien
6.927%, CME Term SOFR + 3.250%, 10/09/2031 (A)	493	470
Medline Borrower, LP, Seventh Amendment Refinancing Term Loan
5.114%, CME Term SOFR + 1.500%, 05/30/2033 (A)	872	870
OMNIA Partners, LLC , Initial Term Loan (2024), 1st Lien
6.433%, CME Term SOFR + 2.750%, 12/31/2032 (A)	207	208
Osmosis Buyer Limited, 2026 Refinancing Term B Loan, 1st Lien
6.164%, CME Term SOFR + 2.500%, 07/31/2028 (A)	1,229	1,230
Project Castle Inc., Initial Term Loan, 1st Lien
9.192%, CME Term SOFR + 5.500%, 06/01/2029 (A)	28	6
Project Castle, Inc., Initial Term Loan, 1st Lien
9.192%, CME Term SOFR + 5.500%, 06/01/2029 (A)	767	174
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2024 Term Loan, 1st Lien
6.120%, CME Term SOFR + 3.000%, 07/31/2031 (A)	486	485
Sharp Services, LLC, Tranche E Term Loan, 1st Lien
6.700%, CME Term SOFR + 3.000%, 09/29/2032 (A)	949	952
Tempo Acquisition, LLC, Seventh Incremental Term Loan, 1st Lien
5.370%, CME Term SOFR + 1.750%, 08/31/2028 (A)	851	705
TK Elevator Midc GmbH, Facility B2
6.480%, 04/30/2030	440	443
VeriFone Systems, Inc., 2025-1 Term Loan, 1st Lien
9.175%, CME Term SOFR + 5.250%, 08/18/2028 (A)	337	318
Waystar Technologies, Inc., Initial Term Loan, 1st Lien
5.620%, 10/22/2029 (C)	640	640
WEX Inc., Term B-2 Loan, 1st Lien
5.370%, CME Term SOFR + 1.750%, 03/31/2028 (A)	185	185

160	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
WhiteWater Matterhorn Holdings, LLC, 2026 Incremental Term Loan, 1st Lien
5.500%, CME Term SOFR + 1.750%, 06/16/2032 (A)	$525	$524
		18,269
Cable & Satellite Television — 0.8%
Discovery Global Holdings, Inc., Initial Dollar Term Loan
2.500%, 05/27/2033 (B)	400	401
E.W. Scripps Company, The, Tranche B-2 Term Loan, 1st Lien
9.467%, CME Term SOFR + 5.750%, 06/30/2028 (A)	254	253
Endeavor Group Holdings, Inc., Term Loan B
6.370%, CME Term SOFR + 3.000%, 03/24/2032 (A)(B)	75	75
Gray Television Inc., Term D Loan, 1st Lien
6.764%, 12/01/2028 (B)	253	253
NEP Group, Inc., 2025 Dollar Term Loan, 1st Lien
8.120%, CME Term SOFR + 4.500%, 10/17/2031 (A)	695	637
Nexstar Media Inc., Term B-7 Loan, 1st Lien
6.370%, CME Term SOFR + 2.750%, 03/18/2033 (A)	420	420
Telenet Financing USD LLC, Term Loan AR Facility, 1st Lien
5.742%, CME Term SOFR + 2.000%, 04/28/2028 (A)	647	641
Virgin Media Bristol LLC, Facility Y, 1st Lien
6.967%, CME Term SOFR + 3.175%, 03/31/2031 (A)	350	314
		2,994
Chemicals & Plastics — 1.0%
ARC Falcon I Inc., Initial Term B Loan, 1st Lien
8.149%, CME Term SOFR + 4.500%, 04/01/2033 (A)	309	289
Aruba Investments Holdings, LLC, Initial Term Loan, 2nd Lien
11.516%, CME Term SOFR + 7.750%, 11/24/2028 (A)(B)(C)	44	33
BASF Coatings, Term Loan B
0.000%, 04/29/2033 (B)(D)	320	321
Flexsys 5/25 Second Out TL, Second Out Refinancing Term Loan
9.341%, 08/01/2029	550	55
Herens Holdco SARL, Facility B
7.725%, 07/03/2028 (A)	517	493
Ineos US Finance LLC, New USD Term Loan B, 1st Lien
6.870%, 02/19/2030 (A)	194	183
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
SCIH Salt Holdings Inc., Term B-1 Loan, 1st Lien
6.350%, CME Term SOFR + 2.750%, 01/31/2029 (A)	$1,135	$1,137
Tronox Finance LLC, 2024 B2 Term Loan (FIrst Lien), 1st Lien
5.950%, CME Term SOFR + 2.300%, 04/04/2029 (A)	307	265
Tronox Finance LLC, 2024-B Term Loan, 1st Lien
6.200%, CME Term SOFR + 2.500%, 09/30/2031 (A)(B)	242	204
USALCO, LLC, 2025 Initial Term Loan
7.120%, 09/30/2031	546	547
Wilsonart LLC, Initial Term Loan, 1st Lien
7.950%, CME Term SOFR + 4.250%, 08/05/2031 (A)	362	317
		3,844
Conglomerates — 0.2%
Agiliti Health Inc., Term Loan, 1st Lien
6.576%, CME Term SOFR + 3.000%, 05/01/2030 (A)	644	617

Containers & Glass Products — 0.3%
Pregis TopCo LLC, Tenth Amendment Term Loan, 1st Lien
7.370%, CME Term SOFR + 4.000%, 02/01/2029 (A)	844	849
Pretium PKG Holdings, Inc., First-Out Term Loan, 1st Lien
8.917%, CME Term SOFR + 5.250%, 03/02/2031 (A)	202	200
Pretium PKG Holdings, Inc., Second-Out Term Loan, 1st Lien
9.417%, CME Term SOFR + 5.750%, 03/01/2032 (A)	196	166
		1,215
Ecological Services & Equipment — 0.6%
Cast & Crew LLC, Incremental Facility No. 2 Incremental Term Loan, 1st Lien
7.413%, CME Term SOFR + 3.800%, 12/29/2028 (A)	762	447
Enstall Group B.V., Initial Term Loan, 1st Lien
8.961%, CME Term SOFR + 5.000%, 08/30/2028 (A)(C)	163	69
GFL Environmental Services Inc., Term Loan
6.166%, CME Term SOFR + 2.500%, 03/03/2032 (A)	532	532
Pasadena Performance Products, LLC, 2025-1 Repricing Term Loan, 1st Lien
6.950%, CME Term SOFR + 3.250%, 02/27/2032 (A)	519	519

SEI Institutional Investments Trust	161

SCHEDULE OF INVESTMENTS

May 31, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
WIN Waste Innovations Holdings Inc., Initial Term Loan, 1st Lien
6.485%, CME Term SOFR + 2.750%, 03/24/2028 (A)(B)	$680	$680
		2,247
Electronics/Electrical — 4.1%
Applied Systems, Inc., Tranche B-1 Term Loan, 1st Lien
5.950%, CME Term SOFR + 2.750%, 02/24/2031 (A)	754	746
athenahealth Group Inc., Initial Term Loan, 1st Lien
6.370%, CME Term SOFR + 2.750%, 02/15/2029 (A)(B)	699	698
Bending Spoons US Inc., Amendment No. 4 Dollar Term Loan
9.518%, 03/07/2031	115	111
Bending Spoons US Inc., Tranche B Term Loan, 1st Lien
9.518%, CME Term SOFR + 5.875%, 03/07/2031 (A)	614	592
Calabrio, Inc., First Out Term Loan, 1st Lien
7.666%, CME Term SOFR + 4.000%, 11/26/2032 (A)	159	123
CCC Intelligent Solutions Inc., Initial Term Loan
5.620%, 01/23/2032	793	793
Central Parent LLC, 2024 Refinancing Term Loan, 1st Lien
6.950%, CME Term SOFR + 3.250%, 07/06/2029 (A)	610	288
Cloud Software Group, Inc., Tenth Amendment Tranche B-1 Term Loan
6.950%, 08/13/2032 (A)	689	645
Cloud Software Group, Inc., Tenth Amendment Tranche B-2 Term Loan, 1st Lien
6.950%, CME Term SOFR + 3.250%, 03/21/2031 (A)	341	320
ConnectWise, LLC, Initial Term Loan, 1st Lien
7.461%, CME Term SOFR + 3.500%, 09/29/2028 (A)	674	632
CoorsTek, Inc, Initial Term B Loan
6.670%, 10/28/2032	384	386
Coreweave Financing DDTL V, LLC, Delayed Draw Loan, 1st Lien
8.100%, SOFR + 4.500%, 11/15/2031 (A)	201	205
Dayforce Bidco, LLC, Initial Term Loan, 1st Lien
6.663%, CME Term SOFR + 3.000%, 02/04/2033 (A)	804	765
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Delta Topco, Inc., Second Amendment Refinancing Term Loan, 2nd Lien
8.927%, CME Term SOFR + 5.250%, 11/29/2030 (A)	$277	$242
Ellucian Holdings Inc., Initial Term Loan, 1st Lien
6.120%, CME Term SOFR + 3.000%, 10/09/2029 (A)(B)	491	484
Ellucian Holdings Inc., Initial Term Loan, 2nd Lien
8.370%, CME Term SOFR + 4.750%, 11/22/2032 (A)	301	293
Epicor Software Corporation, Term F Loan, 1st Lien
6.120%, CME Term SOFR + 2.750%, 05/30/2031 (A)	922	909
Imprivata, Inc., 2025 Refinancing Term Loan, 1st Lien
6.700%, CME Term SOFR + 3.000%, 12/01/2027 (A)(B)	289	289
Inmar, Inc., Amendment No. 4 Refinancing Term Loan, 1st Lien
8.200%, 10/30/2031 (A)(B)	93	84
8.163%, CME Term SOFR + 4.500%, 10/30/2031 (A)	144	130
Ivanti Security Holdings LLC, Initial Term Loan, 1st Lien
9.414%, CME Term SOFR + 5.800%, 06/01/2029 (A)	696	658
Level 3 Financing, Inc., Term B-5 Refinancing Loans
6.381%, 03/29/2032	280	281
McAfee Corp., Second Amendment Tranche B-1 Term Loan, 1st Lien
6.620%, CME Term SOFR + 3.000%, 03/01/2029 (A)	277	251
Motus Group, LLC, Initial Term Loan, 1st Lien
7.450%, CME Term SOFR + 3.750%, 12/11/2028 (A)	397	357
OID-OL Intermediate I, LLC, Initial First Out Term Loan, 1st Lien
9.663%, CME Term SOFR + 6.000%, 02/01/2029 (A)	203	197
OID-OL Intermediate I, LLC, Initial Second Out Term Loan, 1st Lien
8.063%, CME Term SOFR + 4.250%, 02/01/2029 (A)	924	579
PointClickCare Technologies Inc., 2025 Term Loan
6.413%, 11/03/2031	840	840

162	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Polaris Newco LLC, Dollar Term Loan, 1st Lien
7.925%, CME Term SOFR + 4.000%, 06/02/2028 (A)	$926	$828
Project Ruby Ultimate Parent Corp., Incremental B-1 Loan, 2nd Lien
8.985%, 03/12/2029 (C)	310	310
Project Ruby Ultimate Parent Corp., Incremental Term B-5 Loan, 1st Lien
6.485%, CME Term SOFR + 2.800%, 03/10/2028 (A)	747	748
Proofpoint, Inc., Term Loan (Add-On)
6.700%, 08/31/2028	630	615
Pushpay USA Inc., Repriced 2025 Term Loan
7.450%, 08/15/2031 (C)	288	267
Quartz Holding Company, Term Loan, 1st Lien
6.870%, CME Term SOFR + 3.500%, 10/02/2028 (A)(C)	591	552
VS Buyer, LLC, 2025-1 Initial Term Loan, 1st Lien
5.913%, CME Term SOFR + 2.250%, 04/12/2031 (A)	373	361
		15,579
Financial Intermediaries — 4.6%
ACP Tara Holdings, Inc., Term Loan
6.950%, CME Term SOFR + 3.250%, 12/15/2032 (A)	466	467
Argent Midco SAS, Facility B
6.164%, CME Term SOFR + 2.500%, 11/12/2032 (A)(B)	350	352
Bausch + Lomb Corporation, Fourth Amendment Term Loan, 1st Lien
7.370%, CME Term SOFR + 3.750%, 01/15/2031 (A)	887	889
BCP Renaissance Parent L.L.C., Initial Term B-6 Loan, 1st Lien
5.950%, CME Term SOFR + 3.000%, 10/31/2031 (A)	595	594
Brown Group Holding LLC, Incremental Term B-2 Facility, 1st Lien
6.166%, CME Term SOFR + 3.750%, 07/01/2031 (A)	7	7
6.163%, CME Term SOFR + 3.750%, 07/01/2031 (A)	14	14
6.120%, CME Term SOFR + 3.750%, 07/01/2031 (A)	9	9
Brown Group Holding, LLC, Initial Term Loan, 1st Lien
6.120%, CME Term SOFR + 2.500%, 07/01/2031 (A)	126	126
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Chicago US Midco III, LP, Closing Date Term Loan, 1st Lien
6.120%, CME Term SOFR + 2.500%, 11/01/2032 (A)	$427	$427
Cogentrix Finance Holdco I, LLC, Repricing Term Loan, 1st Lien
5.870%, CME Term SOFR + 2.250%, 02/26/2032 (A)	487	487
Cornerstone Generation, LLC, Term Loan B
5.913%, CME Term SOFR + 3.750%, 08/11/2032 (A)	374	374
CPI Holdco B, LLC, 2025 Fourth Amendment Incremental Term Loan
5.620%, CME Term SOFR + 2.000%, 05/17/2031 (A)	765	764
CPPIB OVM Member U.S. LLC, Initial Term Loan, 1st Lien
5.950%, CME Term SOFR + 2.750%, 08/20/2031 (A)	853	854
Disco Parent, Inc., Term Loan
6.666%, 08/06/2032	215	214
ECL Entertainment, LLC, 2025 Refinancing Term B Loan, 1st Lien
6.620%, CME Term SOFR + 3.000%, 08/30/2030 (A)	507	507
EOC Borrower, LLC, Term A Loan, 1st Lien
7.370%, CME Term SOFR + 3.750%, 03/24/2028 (A)	515	515
Focus Financial Partners, LLC, Tranche B Incremental Term Loan, 1st Lien
6.120%, CME Term SOFR + 2.750%, 09/15/2031 (A)	578	568
Herschend Entertainment Company, LLC, 2026 Incremental Term Loan, 1st Lien
6.120%, CME Term SOFR + 2.500%, 05/27/2032 (A)	313	313
Hightower Holding, LLC, Amendment No. 10 Replacement Term Loan
6.408%, 02/03/2032	901	901
Icon Parent I Inc., 2025 Term Loan, 1st Lien
6.437%, CME Term SOFR + 2.750%, 11/13/2031 (A)	62	59
6.437%, CME Term SOFR + 2.750%, 11/13/2031 (A)	283	270
Jupiter Borrower, Inc., Term Loan (Add-On)
0.000%, 03/25/2033 (A)(B)(D)	35	35
Jupiter Borrower, Inc., Term Loan B
0.000%, 03/25/2033 (A)(B)(D)	214	215
Lernen Bidco Limited, Facility B3 (USD), 1st Lien
7.010%, CME Term SOFR + 3.500%, 10/27/2031 (A)	496	486

SEI Institutional Investments Trust	163

SCHEDULE OF INVESTMENTS

May 31, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
LSF12 Crown US Commercial Bidco, LLC, 2026 Refinancing Term Loan, 1st Lien
6.649%, CME Term SOFR + 3.000%, 12/02/2031 (A)	$331	$333
Opal Bidco SAS, Facility B4, 1st Lien
6.700%, CME Term SOFR + 3.000%, 04/28/2032 (A)	742	742
OVG Business Services, LLC, Initial Term Loan, 1st Lien
6.620%, CME Term SOFR + 3.000%, 06/25/2031 (A)	868	869
Paint Intermediate III, LLC, Initial Term B Loan, 1st Lien
6.653%, 10/09/2031	531	531
Pinnacle Buyer, LLC, Initial Term B Loan, 1st Lien
6.182%, CME Term SOFR + 2.500%, 10/01/2032 (A)	381	382
Raven Acquisition Holdings, LLC, Initial Term Loan, 1st Lien
6.620%, CME Term SOFR + 3.000%, 11/19/2031 (A)	272	270
Resilience Parent, LLC
6.126%, CME Term SOFR + 2.500%, 02/28/2033 (A)	721	723
Shift4 Payments, LLC, Amendment No. 3 Refinancing Term Loan, 1st Lien
5.677%, CME Term SOFR + 2.000%, 07/03/2032 (A)	289	289
Speed Midco 3 S.a r.l., Facility B (USD), 1st Lien
6.195%, CME Term SOFR + 2.500%, 10/07/2032 (A)(B)	549	545
Spring Education Group, Inc., Initial Term Loan
6.950%, CME Term SOFR + 4.500%, 10/04/2030 (A)	665	662
Team.blue Finco SARL, USD Additional Facility, 1st Lien
6.950%, CME Term SOFR + 3.250%, 07/12/2032 (A)	250	239
TRQ Sales LLC, Initial Term Loan, 1st Lien
6.951%, CME Term SOFR + 3.250%, 12/30/2032 (A)	696	678
Victory Buyer LLC
6.663%, CME Term SOFR + 3.000%, 02/13/2033 (A)	773	777
Wash Bidco Inc., Initial Term Loan
6.614%, 09/10/2032 (A)(B)	616	617
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Xplor T1, LLC, Second Amendment Term Loan, 1st Lien
7.167%, CME Term SOFR + 3.500%, 12/01/2032 (A)(C)	$791	$757
		17,861
Food Service — 0.5%
Aramark Intermediate HoldCo Corp., U.S. Term B-10 Loan
5.370%, CME Term SOFR + 1.750%, 06/22/2030 (A)	855	857
Chobani, LLC, 2025-2 New Term Loan, 1st Lien
5.870%, CME Term SOFR + 2.250%, 10/28/2032 (A)(B)	824	826
Froneri International Limited, Facility B6, 1st Lien
6.127%, CME Term SOFR + 2.500%, 09/30/2032 (A)	421	418
		2,101
Food/Drug Retailers — 0.2%
Eagle Parent Corp., Initial Term Loan, 1st Lien
7.950%, CME Term SOFR + 4.250%, 04/02/2029 (A)	589	591
Prestige Brands, Inc., Term B Loan
5.621%, CME Term SOFR + 2.000%, 06/13/2033 (A)(B)	230	231
		822
Forests Products — 0.3%
Enviva, LLC, Initial Term Loan
10.544%, 12/06/2029	979	988

Health Care — 3.4%
Aveanna Healthcare LLC, 2026 Refinancing Term Loan, 1st Lien
6.620%, CME Term SOFR + 3.000%, 09/17/2032 (A)	665	667
Barentz Midco B.V., Term Loan B
7.050%, CME Term SOFR + 3.250%, 03/03/2031 (A)	599	588
BIP PipeCo Holdings LLC, Initial Term Loan, 1st Lien
5.677%, CME Term SOFR + 2.250%, 12/06/2030 (A)	183	183
CNT Holdings I Corp, 2025 Replacement Term Loan, 1st Lien
6.163%, CME Term SOFR + 2.500%, 11/08/2032 (A)	837	839
Concentra Health Services, Inc., Tranche B-1 Term Loan, 1st Lien
5.620%, CME Term SOFR + 2.000%, 07/26/2031 (A)	44	44

164	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Confluent Medical Technologies, Inc., 2025 Refinancing Term B loan, 1st Lien
6.700%, 02/16/2029	$513	$512
CQP Holdco LP, Amendment No. 7 Refinancing Term Loan, 1st Lien
5.450%, CME Term SOFR + 1.750%, 12/31/2032 (A)(B)	653	651
Databricks, Inc., 2026 Term Loan, 1st Lien
8.145%, CME Term SOFR + 4.500%, 01/05/2032 (A)(C)	463	459
Fortrea Holdings Inc., Initial Term B Loan, 1st Lien
7.163%, CME Term SOFR + 3.750%, 07/01/2030 (A)	81	80
Gainwell Acquisition Corp., Term B Loan, 1st Lien
7.800%, CME Term SOFR + 4.000%, 10/01/2027 (A)	743	729
Genmab A/S, Initial Term B Loan
6.700%, CME Term SOFR + 3.000%, 12/13/2032 (A)	751	752
Global Medical Response, Inc., Initial Term Loan, 1st Lien
6.848%, CME Term SOFR + 3.500%, 10/01/2032 (A)	613	616
Grifols International Services Designated Activity Company, Dollar Tranche B Term Loan, 1st Lien
6.187%, CME Term SOFR + 2.500%, 04/14/2033 (A)	204	205
Hologic, Inc., USD Initial Term B Loan, 1st Lien
5.924%, CME Term SOFR + 2.250%, 04/07/2033 (A)	1,005	994
ICU Medical, Inc., Tranche B Term Loan, 1st Lien
6.100%, CME Term SOFR + 2.500%, 01/08/2029 (A)	368	369
LifePoint Health, Inc. , 2024-1 Refinancing Term Loan, 1st Lien
7.423%, CME Term SOFR + 3.750%, 05/17/2031 (A)	507	503
Mamba Purchaser, Inc., Sixth Amendment Term Loan, 1st Lien
6.334%, CME Term SOFR + 2.750%, 10/14/2031 (A)	966	969
Maravai Intermediate Holdings, LLC, Tranche B Term Loan, 1st Lien
6.672%, CME Term SOFR + 3.000%, 10/19/2027 (A)	594	585
Parexel International, Inc., Seventh Amendment Term Loan, 1st Lien
6.120%, CME Term SOFR + 2.500%, 12/12/2031 (A)	721	722
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
QuidelOrtho Corporation, Term A Loan, 1st Lien
6.120%, CME Term SOFR + 2.500%, 08/21/2030 (A)	$135	$127
QuidelOrtho Corporation, Term B Loan
7.620%, 08/20/2032	458	436
Radnet Management, Inc., 2024 Refinancing Term Loan, 1st Lien
5.916%, CME Term SOFR + 2.250%, 04/18/2031 (A)	286	287
Surgery Center Holdings, Inc., 2025 Refinancing Term Loan
6.120%, 12/19/2030	648	649
Team Health Holdings, Inc., 2028-2 Refinancing Term Loan
7.663%, 06/30/2028	835	837
WCG Intermediate Corp., 2026 Refinancing Term Loan, 1st Lien
6.370%, CME Term SOFR + 2.750%, 02/25/2032 (A)	318	315
		13,118
Industrial Equipment — 1.0%
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
5.913%, CME Term SOFR + 2.750%, 08/19/2031 (A)	332	333
5.870%, CME Term SOFR + 2.250%, 08/19/2031 (A)	131	131
INNIO Group Holding GmbH, Extended Facility B
5.641%, CME Term SOFR + 2.000%, 11/02/2031 (A)(B)	301	301
JBT Marel Corporation, First Amendment Term Loan
5.370%, 01/02/2032	265	266
Madison IAQ LLC, 2025 Repriced Incremental Term Loan, 1st Lien
6.378%, CME Term SOFR + 2.750%, 11/08/2032 (A)(B)	229	229
Merlin Buyer Inc., Term Loan, 1st Lien
7.680%, CME Term SOFR + 4.000%, 04/15/2033 (A)	640	644
Primo Brands Corporation, 2026 Refinancing Term Loan, 1st Lien
6.450%, CME Term SOFR + 2.750%, 03/31/2031 (A)	410	412
Resonetics, LLC, 2025 Specified Refinancing Term Loan, 1st Lien
6.419%, CME Term SOFR + 2.750%, 06/18/2031 (A)(B)	389	390
TMK Hawk Parent, Corp., Initial Tranche B Loan
7.620%, 07/02/2029 (C)	565	265

SEI Institutional Investments Trust	165

SCHEDULE OF INVESTMENTS

May 31, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
TMK Hawk Parent, Corp., Term Loan (PIK), 1st Lien
11.000%, FIXED + 0.110%, 12/15/2031 (A)(C)	$20	$20
WEC US Holdings Ltd., Initial Term Loan, 1st Lien
5.649%, CME Term SOFR + 2.250%, 01/27/2031 (A)	1,002	1,002
		3,993
Insurance — 0.7%
Alliant Holdings Intermediate, LLC, 2025 Replacement Term Loan
6.120%, 09/19/2031 (B)	458	456
AmWINS Group, Inc., 2026 Refinancing Term Loan
5.620%, CME Term SOFR + 2.000%, 01/30/2032 (A)	397	396
Asurion, LLC, New Term B-13 Term Loan, 1st Lien
7.913%, CME Term SOFR + 4.250%, 09/19/2030 (A)	462	462
Asurion, LLC, New Term B-14 Term Loan, 1st Lien
7.413%, CME Term SOFR + 3.750%, 02/23/2033 (A)	100	98
Broadstreet Partners, Inc., 2024 Term B Loan, 1st Lien
6.120%, CME Term SOFR + 3.000%, 06/13/2031 (A)	307	303
Broadstreet Partners, Inc., 2025 Tranche B Term Loan, 1st Lien
6.120%, CME Term SOFR + 2.800%, 06/13/2031 (A)	25	25
CFC Bidco 2022 Limited, Term Loan B
7.182%, 07/01/2032	675	644
Ryan Specialty, LLC, 2024 Term Loan, 1st Lien
5.620%, CME Term SOFR + 2.250%, 09/15/2031 (A)	200	200
USI, Inc., 2024-C Term Loan, 1st Lien
5.950%, CME Term SOFR + 2.250%, 09/29/2030 (A)	180	180
USI, Inc., 2024-D Term Loan, 1st Lien
5.950%, CME Term SOFR + 2.250%, 11/21/2029 (A)	51	50
		2,814
Leisure Goods/Activities/Movies — 1.0%
Alterra Mountain Company, Series B-8 Term Loan, 1st Lien
6.120%, CME Term SOFR + 2.500%, 05/31/2030 (A)	193	193
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Formula One Management Limited, Facility B, 1st Lien
5.450%, CME Term SOFR + 2.000%, 09/30/2031 (A)	$1,106	$1,107
Hard Rock Northern Indiana, Term Loan B, 1st Lien
8.100%, 12/11/2028	200	193
Life Time, Inc., 2025 Refinancing Term Loan
5.646%, 11/05/2031 (B)	472	473
Live Nation Entertainment, Inc., Initial Term B Loan, 1st Lien
5.598%, CME Term SOFR + 2.000%, 10/21/2032 (A)	363	363
Oak-Eagle Acquireco, Inc., Term Loan B1
0.000%, 03/24/2033 (A)(B)(D)	249	250
Recess Holdings, Inc., Initial Term Loan, 1st Lien
7.417%, CME Term SOFR + 3.750%, 02/20/2030 (A)	285	285
TKO Worldwide Holdings, LLC, Additional Term B-5 Loan, 1st Lien
5.636%, CME Term SOFR + 2.000%, 11/21/2031 (A)	783	782
		3,646
Lodging & Casinos — 0.7%
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, 1st Lien
5.870%, CME Term SOFR + 2.250%, 02/06/2030 (A)	684	663
Four Seasons Holdings Inc., 2025 Refinancing Term Loan, 1st Lien
5.370%, CME Term SOFR + 1.750%, 09/22/2032 (A)	581	584
Ontario Gaming GTA Limited Partnership, Term B Loan, 1st Lien
7.950%, CME Term SOFR + 4.250%, 08/01/2030 (A)	812	765
Station Casinos LLC, Term B Facility, 1st Lien
5.620%, CME Term SOFR + 2.000%, 03/14/2031 (A)	672	673
		2,685
Oil & Gas — 1.6%
AL GCX Holdings, LLC, Initial Term Loan
5.893%, CME Term SOFR + 2.250%, 12/17/2032 (A)	608	609
AL NGPL Holdings, LLC, Initial Term Loan
5.677%, 12/09/2030	183	183
Blackfin Pipeline LLC, Initial Term Loan, 1st Lien
6.625%, CME Term SOFR + 3.000%, 09/29/2032 (A)	657	658

166	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Calcasieu Pass Funding, LLC, Initial Term Loan, 1st Lien
6.954%, CME Term SOFR + 3.250%, 04/11/2033 (A)	$475	$476
Freeport LNG investments, LLLP, Initial Term Loan B, 1st Lien
6.925%, CME Term SOFR + 3.250%, 02/11/2033 (A)	760	762
GIP Pilot Acquisition Partners, L.P., Amendment No. 3 Refinancing Term Loan, 1st Lien
5.641%, CME Term SOFR + 2.000%, 05/19/2033 (A)	80	80
ITT Holdings LLC, Eigth Amendment Refinancing Term Loan, 1st Lien
5.595%, CME Term SOFR + 1.975%, 10/11/2030 (A)	350	349
M6 ETX Holdings II Midco LLC, New Term Loan, 1st Lien
6.120%, CME Term SOFR + 2.500%, 04/01/2032 (A)	39	40
Oryx Midstream Services Permian Basin LLC
5.858%, CME Term SOFR + 2.250%, 10/05/2028 (A)	682	683
Pelican Pipeline, LLC, Initial Term Loan, 1st Lien
6.466%, CME Term SOFR + 2.750%, 03/25/2033 (A)	585	587
Prairie Acquiror LP, Initial Term B-5 Loan
6.870%, CME Term SOFR + 3.250%, 08/01/2029 (A)	806	809
Rosen International S.a.r.l., Second Amendment Refinancing Term Loan
5.950%, 03/26/2031	568	570
Venture Global Plaquemines LNG, LLC, Base Term Loan
5.845%, 05/25/2029	204	204
Venture Global Plaquemines LNG, LLC, Contingency Reserve Term Loan
5.845%, 05/25/2029	26	25
		6,035
Publishing — 0.2%
Century De Buyer LLC, 2025 Term Loan
6.663%, 10/30/2030	342	338
Multi-Color Corporation, Initial Dollar Term Loan, 1st Lien
6.023%, CME Term SOFR + 2.375%, 05/11/2033 (A)(B)	282	240
Multi-Color Corporation, Interim New Money Dollar Term Loan Retired 05/11/2026, 1st Lien
10.414%, CME Term SOFR + 6.750%, 12/02/2026 (A)(B)	19	20
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Summer (BC) Bidco B LLC, Extended Facility B (USD), 1st Lien
8.960%, CME Term SOFR + 5.000%, 02/15/2029 (A)	$395	$336
		934
Retailers (Except Food & Drug) — 0.8%
BCPE Empire Holdings, Inc., Amendment No. 10 Incremental Term Loan, 1st Lien
7.120%, CME Term SOFR + 3.500%, 12/29/2032 (A)	451	448
Belfor Holdings Inc., Tranche B-5 Term Loan
6.370%, 11/01/2030 (A)	704	705
LBM Acquisition, LLC, Amendment No. 3 Term Loan, 1st Lien
7.434%, CME Term SOFR + 3.750%, 06/06/2031 (A)	653	525
Mister Car Wash Holdings, Inc., 2026 Incremental Term Loan, 1st Lien
6.641%, CME Term SOFR + 3.000%, 03/27/2031 (A)	370	372
Pye-Barker Fire & Safety, LLC, Closing Date Term Loan, 1st Lien
6.163%, CME Term SOFR + 2.500%, 12/16/2032 (A)	697	698
Pye-Barker Fire & Safety, LLC, Initial Delayed Draw Term Loan, 1st Lien
6.163%, CME Term SOFR + 2.500%, 12/16/2032 (A)	16	16
Resideo Funding Inc., Sixth Amendment Term Loan
5.674%, 08/13/2032	453	453
		3,217
Surface Transport — 0.9%
FCG Acquisitions, Inc., Initial Term Loan, 1st Lien
6.870%, CME Term SOFR + 3.250%, 03/04/2033 (A)	840	845
First Student Bidco Inc., Initial Term B Loan, 1st Lien
5.950%, CME Term SOFR + 2.250%, 08/15/2030 (A)	733	734
First Student Bidco Inc., Initial Term C Loan, 1st Lien
5.950%, CME Term SOFR + 2.250%, 08/15/2030 (A)	182	183
Genesee & Wyoming Inc., Initial Term Loan, 1st Lien
5.450%, CME Term SOFR + 2.000%, 04/10/2031 (A)(B)	513	512
Johnstone Supply, LLC, Initial Term Loan
5.899%, CME Term SOFR + 2.250%, 06/09/2031 (A)(B)	620	620

SEI Institutional Investments Trust	167

SCHEDULE OF INVESTMENTS

May 31, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
White Cap Supply Holdings, LLC, Tranche C Term Loan, 1st Lien
6.870%, CME Term SOFR + 3.250%, 10/19/2029 (A)	$445	$442
		3,336
Telecommunications — 0.5%
Avaya Inc., Initial Term Loan, 1st Lien
11.120%, CME Term SOFR + 7.500%, 08/01/2028 (A)	1,010	869
WideOpenWest Finance, LLC, First Out New Money Term Loan, 1st Lien
10.931%, CME Term SOFR + 7.000%, 12/11/2028 (A)(B)	400	403
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
6.735%, PIK Interest + 0.500%, 03/11/2030 (A)(B)	627	627
		1,899
Utilities — 1.3%
Alpha Generation, LLC, Initial Term B Loan, 1st Lien
5.370%, CME Term SOFR + 2.750%, 09/30/2031 (A)(B)	748	747
Hamilton Projects Acquiror, LLC, 2025-2 Repricing Term Loan, 1st Lien
6.120%, CME Term SOFR + 2.500%, 05/30/2031 (A)(B)	476	478
Indeck Niles, LLC, Term B Advance
6.419%, CME Term SOFR + 2.750%, 03/09/2033 (A)(B)(C)	530	531
Lackawanna Energy Center LLC, Replacement Term B Advance
6.388%, 08/05/2032 (B)	493	495
NRG Energy, Inc., 2026-1 New Term Loan, 1st Lien
5.364%, CME Term SOFR + 1.750%, 04/28/2033 (A)	275	275
Potomac Energy Center, LLC, Amendment No. 3 Term Loan
6.413%, CME Term SOFR + 2.750%, 08/05/2032 (A)	631	633
South Field Energy LLC, Term Loan B, 1st Lien
6.700%, CME Term SOFR + 3.000%, 08/29/2031 (A)	322	323
South Field Energy LLC, Term Loan C, 1st Lien
6.700%, CME Term SOFR + 3.000%, 08/29/2031 (A)	20	20
Talen Energy Supply, LLC, 2024-1 Incremental Term B Loan, 1st Lien
5.375%, CME Term SOFR + 2.500%, 12/15/2031 (A)	385	383
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Talen Energy Supply, LLC, 2025-1 Incremental Term B Loan, 1st Lien
5.620%, CME Term SOFR + 2.000%, 11/25/2032 (A)	$440	$435
Traverse Midstream Partners LLC, Advance Term Loan, 1st Lien
6.164%, CME Term SOFR + 3.000%, 02/16/2028 (A)	514	514
		4,834

Total Loan Participations
(Cost $126,095) ($ Thousands)		122,132

MORTGAGE-BACKED SECURITIES — 29.8%
Agency Mortgage-Backed Obligations — 1.6%
FHLMC ARM
6.788%, RFUCCT1Y + 2.470%, 03/01/2036(A)	264	274
6.202%, H15T1Y + 2.250%, 06/01/2035(A)	193	199
FHLMC REMICS CMO, Ser 2013-4150, Cl GE
2.000%, 01/15/2033	523	497
FHLMC REMICS CMO, Ser 2013-4166, Cl PV
3.250%, 07/15/2037	289	288
FHLMC REMICS CMO, Ser 2014-4385, Cl EU
3.000%, 04/15/2035	448	444
FHLMC REMICS CMO, Ser 2015-4479, Cl TA
3.000%, 07/15/2034	150	148
FHLMC REMICS CMO, Ser 2018-4753, Cl QV
3.500%, 12/15/2040	33	33
FHLMC STRIP CMO, Ser 2026-431, Cl LB
4.000%, 04/25/2027	581	580
FNMA
6.000%, 09/01/2039 to 04/01/2040	141	148
3.000%, 12/01/2030	117	114
2.500%, 06/01/2029	395	390
FNMA ARM
6.583%, RFUCCT1Y + 1.872%, 10/01/2033(A)	44	46
6.550%, RFUCCT1Y + 1.800%, 05/01/2034(A)	25	26
6.527%, RFUCCT1Y + 1.777%, 09/01/2034(A)	98	100
6.520%, RFUCCT1Y + 1.770%, 10/01/2033(A)	17	18
6.237%, H15T1Y + 2.220%, 08/01/2034(A)	199	204
6.194%, RFUCCT1Y + 1.490%, 10/01/2035(A)	210	216
6.130%, H15T1Y + 2.332%, 04/01/2034(A)	139	144

168	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
6.083%, H15T1Y + 2.141%, 10/01/2033(A)	$118	$121
6.079%, H15T1Y + 2.205%, 05/01/2035(A)	43	44
6.021%, H15T1Y + 2.184%, 07/01/2036(A)	160	165
5.996%, RFUCCT1Y + 1.565%, 05/01/2037(A)	124	128
5.787%, RFUCCT6M + 1.580%, 07/01/2034(A)	28	28
5.786%, RFUCCT1Y + 1.661%, 04/01/2033(A)	64	65
5.464%, RFUCCT6M + 1.433%, 03/01/2035(A)	84	86
FNMA REMICS CMO, Ser 2010-83, Cl BA
5.000%, 08/25/2040	62	63
FNMA REMICS CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	38	37
FNMA REMICS CMO, Ser 2012-150, Cl BC
1.250%, 01/25/2028	300	293
FNMA REMICS CMO, Ser 2015-57, Cl CA
3.000%, 08/25/2034	40	40
FNMA REMICS CMO, Ser 2016-81, Cl PA
3.000%, 02/25/2044	141	140
FNMA REMICS CMO, Ser 2023-32, Cl BD
5.500%, 07/25/2042	284	288
GNMA CMO, Ser 2013-88, Cl WC
2.000%, 11/20/2041	169	166
GNMA CMO, Ser 2025-47, Cl HA
5.000%, 11/20/2052	377	374
		5,907
Non-Agency Mortgage-Backed Obligations — 28.2%
A&D Mortgage Trust, Ser 2025-NQM2, Cl A1
5.790%, 06/25/2070(A)(E)	1,254	1,262
A&D Mortgage Trust, Ser 2025-NQM4, Cl A1
5.225%, 10/25/2070(E)(F)	1,216	1,213
A&D Mortgage Trust, Ser 2026-NQM2, Cl A1
4.811%, 03/25/2071(A)(E)	981	972
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(E)	4	4
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(A)(E)	116	113
Angel Oak Mortgage Trust, Ser 2025-10, Cl A1
4.960%, 09/25/2070(A)(E)	433	431
Angel Oak Mortgage Trust, Ser 2025-11, Cl A2
5.127%, 10/25/2070(E)(F)	887	880
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust, Ser 2025-6, Cl A2
5.768%, 04/25/2070(E)(F)	$407	$408
Angel Oak Mortgage Trust, Ser 2025-7, Cl A2
5.763%, 06/25/2070(E)(F)	950	954
ARES Commercial Mortgage Trust, Ser 2026-GCP, Cl A
4.877%, TSFR1M + 1.250%, 02/15/2043(A)(E)	1,000	1,000
Arroyo Mortgage Trust, Ser 2021-1R, Cl A1
1.175%, 10/25/2048(A)(E)	512	469
Ashford Hospitality Trust, Ser 2018-ASHF, Cl B
5.050%, TSFR1M + 1.422%, 04/15/2035(A)(E)	1,000	997
Banc of America Funding, Ser 2006-I, Cl 1A1
5.610%, 12/20/2036(A)	559	554
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
5.271%, 02/25/2034(A)	324	321
BANK, Ser 2018-BN12, Cl A2
4.074%, 05/15/2061	333	332
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
5.649%, 12/25/2033(A)	307	302
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
5.484%, 08/25/2034(A)	505	497
Bear Stearns ARM Trust, Ser 2004-3, Cl 2A
4.507%, 07/25/2034(A)	363	347
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
3.693%, 07/25/2034(A)	358	339
BFLD Trust, Ser 2025-EWEST, Cl A
5.177%, TSFR1M + 1.550%, 06/15/2042(A)(E)	500	500
BLP Commercial Mortgage Trust, Ser 2023-IND, Cl A
5.319%, TSFR1M + 1.692%, 03/15/2040(A)(E)	894	896
BLP Commercial Mortgage Trust, Ser 2024-IND2, Cl B
5.319%, TSFR1M + 1.692%, 03/15/2041(A)(E)	1,218	1,219
BLP Commercial Mortgage Trust, Ser 2025-IND, Cl B
5.177%, TSFR1M + 1.550%, 03/15/2042(A)(E)	953	951
BOCA Commercial Mortgage Trust, Ser 2025-BOCA, Cl B
5.527%, TSFR1M + 1.900%, 12/15/2042(A)(E)	1,250	1,252
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(E)	31	29

SEI Institutional Investments Trust	169

SCHEDULE OF INVESTMENTS

May 31, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(E)	$9	$9
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(E)	67	62
BX Commercial Mortgage Trust, Ser 2024-MDHS, Cl A
5.268%, TSFR1M + 1.641%, 05/15/2041(A)(E)	731	732
BX Commercial Mortgage Trust, Ser 2025-BCAT, Cl A
5.007%, TSFR1M + 1.380%, 08/15/2042(A)(E)	1,179	1,180
BX Commercial Mortgage Trust, Ser 2025-JDI, Cl A
5.027%, TSFR1M + 1.400%, 11/15/2042(A)(E)	889	891
BX Commercial Mortgage Trust, Ser 2026-CSMO, Cl A
5.027%, TSFR1M + 1.400%, 02/15/2043(A)(E)	1,000	1,002
BX Trust, Ser 2022-LBA6, Cl A
4.627%, TSFR1M + 1.000%, 01/15/2039(A)(E)	210	210
BX Trust, Ser 2024-BIO, Cl A
5.269%, TSFR1M + 1.642%, 02/15/2041(A)(E)	896	896
BX Trust, Ser 2024-FNX, Cl A
5.069%, TSFR1M + 1.442%, 11/15/2041(A)(E)	546	546
BX Trust, Ser 2024-VLT4, Cl B
5.568%, TSFR1M + 1.941%, 06/15/2041(A)(E)	931	931
BX Trust, Ser 2025-DELC, Cl A
5.177%, TSFR1M + 1.550%, 12/15/2042(A)(E)	1,000	1,003
BX Trust, Ser 2025-LUNR, Cl A
5.127%, TSFR1M + 1.500%, 06/15/2040(A)(E)	389	390
BX Trust, Ser 2025-TAIL, Cl A
5.027%, TSFR1M + 1.400%, 06/15/2035(A)(E)	530	530
BX Trust, Ser 2025-VOLT, Cl C
5.977%, TSFR1M + 2.350%, 12/15/2044(A)(E)	1,000	1,001
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 7A1
6.281%, 02/25/2037(A)	13	13
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 2A3
6.145%, 06/25/2035(A)	149	151
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(E)	45	41
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(E)	$14	$14
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(E)	75	66
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(E)	151	128
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(E)	34	31
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(E)	232	197
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(E)	241	212
COLT Mortgage Loan Trust, Ser 2023-2, Cl A1
6.596%, 07/25/2068(E)(F)	118	118
COLT Mortgage Loan Trust, Ser 2024-6, Cl A3
5.847%, 11/25/2069(E)(F)	679	681
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(E)	63	58
CONE Trust, Ser 2024-DFW1, Cl A
5.269%, TSFR1M + 1.642%, 08/15/2041(A)(E)	1,100	1,096
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M1
5.712%, SOFR30A + 2.100%, 03/25/2042(A)(E)	284	286
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M1
5.512%, SOFR30A + 1.900%, 04/25/2042(A)(E)	6	6
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M2
6.612%, SOFR30A + 3.000%, 04/25/2042(A)(E)	1,000	1,013
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
5.912%, SOFR30A + 2.300%, 05/25/2043(A)(E)	1,480	1,501
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
5.512%, SOFR30A + 1.900%, 06/25/2043(A)(E)	825	830
Connecticut Avenue Securities Trust, Ser 2023-R06, Cl 1M1
5.312%, SOFR30A + 1.700%, 07/25/2043(A)(E)	221	221

170	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2023-R07, Cl 2M1
5.562%, SOFR30A + 1.950%, 09/25/2043(A)(E)	$203	$203
Connecticut Avenue Securities Trust, Ser 2024-R04, Cl 1M2
5.262%, SOFR30A + 1.650%, 05/25/2044(A)(E)	1,100	1,103
Connecticut Avenue Securities Trust, Ser 2025-R02, Cl 1A1
4.612%, SOFR30A + 1.000%, 02/25/2045(A)(E)	407	407
Connecticut Avenue Securities Trust, Ser 2026-R03, Cl 2M1
4.862%, SOFR30A + 1.250%, 04/25/2046(A)(E)	551	552
Connecticut Avenue Securities Trust, Ser 2026-R03, Cl 2M2
5.162%, SOFR30A + 1.550%, 04/25/2046(A)(E)	1,000	1,002
Cross Mortgage Trust, Ser 2024-H2, Cl A3
6.518%, 04/25/2069(E)(F)	452	455
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2004-AR5, Cl 6A1
5.402%, 06/25/2034(A)	448	443
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(E)	85	73
CSMC Trust, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(E)	74	66
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(E)	10	10
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(E)	35	31
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A3
1.260%, 04/25/2066(A)(E)	347	311
EFMT, Ser 2026-NQM5, Cl A1
5.558%, 06/25/2071(A)(E)	750	751
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A2
2.892%, 11/25/2059(A)(E)	111	108
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(E)	202	192
FHLMC MSCR Trust, Ser 2025-MN12, Cl M1
5.362%, SOFR30A + 1.750%, 11/25/2045(A)(E)	998	999
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
5.262%, SOFR30A + 1.650%, 01/25/2034(A)(E)	192	192
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M2
5.412%, SOFR30A + 1.800%, 11/25/2041(A)(E)	$1,000	$1,003
FHLMC STACR REMIC Trust, Ser 2021-HQA1, Cl M2
5.862%, SOFR30A + 2.250%, 08/25/2033(A)(E)	115	118
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M2
6.112%, SOFR30A + 2.500%, 01/25/2042(A)(E)	195	197
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M2
7.362%, SOFR30A + 3.750%, 02/25/2042(A)(E)	500	509
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1B
6.512%, SOFR30A + 2.900%, 04/25/2042(A)(E)	2,000	2,032
FHLMC STACR REMIC Trust, Ser 2022-HQA1, Cl M1A
5.712%, SOFR30A + 2.100%, 03/25/2042(A)(E)	46	46
FHLMC STACR REMIC Trust, Ser 2022-HQA2, Cl M1A
6.262%, SOFR30A + 2.650%, 07/25/2042(A)(E)	84	85
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1B
6.708%, SOFR30A + 3.100%, 03/25/2043(A)(E)	2,000	2,065
FHLMC STACR REMIC Trust, Ser 2023-DNA2, Cl M1B
6.862%, SOFR30A + 3.250%, 04/25/2043(A)(E)	1,000	1,038
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
5.612%, SOFR30A + 2.000%, 05/25/2043(A)(E)	616	619
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B
7.112%, SOFR30A + 3.500%, 05/25/2043(A)(E)	2,000	2,082
FHLMC STACR REMIC Trust, Ser 2023-HQA2, Cl M1A
5.612%, SOFR30A + 2.000%, 06/25/2043(A)(E)	115	115
FHLMC STACR REMIC Trust, Ser 2023-HQA3, Cl A1
5.462%, SOFR30A + 1.850%, 11/25/2043(A)(E)	1,698	1,708

SEI Institutional Investments Trust	171

SCHEDULE OF INVESTMENTS

May 31, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2024-DNA1, Cl M2
5.562%, SOFR30A + 1.950%, 02/25/2044(A)(E)	$1,275	$1,287
FHLMC STACR REMIC Trust, Ser 2024-DNA2, Cl A1
4.862%, SOFR30A + 1.250%, 05/25/2044(A)(E)	239	240
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl M2
5.612%, SOFR30A + 2.000%, 03/25/2044(A)(E)	250	252
FHLMC STACR REMIC Trust, Ser 2024-HQA2, Cl A1
4.862%, SOFR30A + 1.250%, 08/25/2044(A)(E)	375	377
FHLMC STACR REMIC Trust, Ser 2025-DNA2, Cl M1
4.812%, SOFR30A + 1.200%, 05/25/2045(A)(E)	130	130
FHLMC STACR REMIC Trust, Ser 2025-DNA4, Cl M2
5.162%, SOFR30A + 1.550%, 10/25/2045(A)(E)	500	502
FHLMC STACR REMIC Trust, Ser 2026-DNA2, Cl M2
5.212%, SOFR30A + 1.600%, 03/25/2046(A)(E)	1,000	1,002
FHLMC STACR REMIC Trust, Ser 2026-HQA1, Cl M2
5.143%, SOFR30A + 1.500%, 05/25/2046(A)(E)	1,000	1,000
Fontainebleau Miami Beach Mortgage Trust, Ser 2024-FBLU, Cl A
5.077%, TSFR1M + 1.450%, 12/15/2039(A)(E)	1,000	1,002
FS Commercial Mortgage Trust, Ser 2023-4SZN, Cl A
7.066%, 11/10/2039(E)	600	604
GCAT Trust, Ser 2025-NQM2, Cl A1
5.604%, 04/25/2070(E)(F)	344	345
GCAT Trust, Ser 2025-NQM3, Cl A1
0.000%, 05/25/2070(D)(E)(F)	743	746
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl B
5.250%, TSFR1M + 1.614%, 12/15/2036(A)(E)	400	397
GS Mortgage-Backed Securities Trust, Ser 2021-NQM1, Cl A2
1.275%, 07/25/2061(A)(E)	451	418
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
6.449%, 01/25/2035(A)	24	23
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GWT, Ser 2024-WLF2, Cl A
5.318%, TSFR1M + 1.691%, 05/15/2041(A)(E)	$500	$501
GWT, Ser 2024-WLF2, Cl B
5.768%, TSFR1M + 2.141%, 05/15/2041(A)(E)	1,000	1,004
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
5.626%, 08/19/2034(A)	425	419
Hawaii Hotel Trust, Ser 2025-MAUI, Cl B
5.370%, TSFR1M + 1.742%, 03/15/2042(A)(E)	1,000	1,002
HILT COMMERCIAL MORTGAGE TRUST, Ser 2024-ORL, Cl B
5.568%, TSFR1M + 1.941%, 05/15/2037(A)(E)	1,000	1,000
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(E)	120	104
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(E)	100	84
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(E)	105	90
Imperial Fund Mortgage Trust, Ser 2022-NQM5, Cl A3
6.250%, 08/25/2067(E)(F)	235	235
INTOWN Mortgage Trust, Ser 2025-STAY, Cl A
4.977%, TSFR1M + 1.350%, 03/15/2042(A)(E)	500	500
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl XAFX, IO
1.876%, 01/16/2037(A)(E)	12,500	457
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2024-OMNI, Cl A
5.797%, 10/05/2039(A)(E)	1,000	1,008
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
4.449%, TSFR1M + 0.864%, 04/25/2046(A)(E)	37	37
LEX Trust, Ser 2026-450, Cl A
4.977%, TSFR1M + 1.350%, 03/15/2043(A)(E)	1,000	1,002
Lhome Mortgage Trust, Ser 2025-RTL2, Cl A1
5.612%, 04/25/2040(A)(E)	1,000	1,005
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl A
2.130%, 09/10/2039(E)	500	484

172	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MED Commercial Mortgage Trust, Ser 2024-MOB, Cl A
5.219%, TSFR1M + 1.592%, 05/15/2041(A)(E)	$1,500	$1,479
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
4.917%, 12/25/2034(A)	241	228
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A3
5.115%, 02/25/2035(A)	236	215
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A5
5.115%, 02/25/2035(A)	175	168
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(E)	62	60
MF1, Ser 2022-FL8, Cl A
4.963%, TSFR1M + 1.350%, 02/19/2037(A)(E)	83	83
MFA Trust, Ser 2020-NQM1, Cl A1
2.479%, 03/25/2065(A)(E)	170	166
MFA Trust, Ser 2020-NQM1, Cl A3
3.300%, 08/25/2049(A)(E)	274	266
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(E)	11	10
MFA Trust, Ser 2024-NQM2, Cl A1
5.272%, 08/25/2069(E)(F)	560	560
MFA Trust, Ser 2026-INVR1, Cl A1
5.387%, 12/25/2059(A)(E)	992	990
MHP, Ser 2021-STOR, Cl A
4.443%, TSFR1M + 0.814%, 07/15/2038(A)(E)	105	105
MHP, Ser 2022-MHIL, Cl B
4.741%, TSFR1M + 1.114%, 01/15/2039(A)(E)	23	23
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(E)	31	30
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
5.071%, 11/25/2034(A)	359	348
Morgan Stanley Mortgage Loan Trust, Ser 2004-5AR, Cl 3A1
4.867%, 07/25/2034(A)	151	150
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, Cl 4A2
5.176%, 10/25/2034(A)	312	307
National Commercial Mortgage Trust, Ser 2026-IND, Cl A
5.000%, TSFR1M + 1.350%, 06/15/2043(A)(E)	1,000	1,000
Neighborly Issuer LLC, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(E)	1,451	1,455
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(E)	$73	$71
New Residential Mortgage Loan Trust, Ser 2017-5A, Cl A1
5.199%, TSFR1M + 1.614%, 06/25/2057(A)(E)	527	536
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(E)	194	187
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1A
4.000%, 12/25/2057(A)(E)	284	276
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1M
4.599%, TSFR1M + 1.014%, 01/25/2048(A)(E)	524	520
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1S
4.449%, TSFR1M + 0.864%, 01/25/2048(A)(E)	848	838
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl B1
4.749%, TSFR1M + 1.164%, 01/25/2048(A)(E)	1,249	1,255
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(E)	10	10
New Residential Mortgage Loan Trust, Ser 2023-NQM1, Cl A1A
6.864%, 10/25/2063(E)(F)	247	248
New Residential Mortgage Loan Trust, Ser 2026-NQM2, Cl A2
5.048%, 12/25/2065(E)(F)	960	949
New Residential Mortgage Loan Trust, Ser 2026-NQM3, Cl A3
5.189%, 02/25/2066(E)(F)	732	723
NRTH Commercial Mortgage Trust, Ser 2025-PARK, Cl A
5.020%, TSFR1M + 1.393%, 10/15/2040(A)(E)	1,000	1,001
NYC Commercial Mortgage Trust, Ser 2025-3BP, Cl B
5.319%, TSFR1M + 1.692%, 02/15/2042(A)(E)	1,000	1,000
NYC Commercial Mortgage Trust, Ser 2026-1PARK, Cl B
5.125%, TSFR1M + 1.500%, 02/15/2043(A)(E)	1,000	1,000
NYMT Loan Trust, Ser 2025-INV2, Cl A1
5.000%, 10/25/2060(A)(E)	488	486
OBX Trust, Ser 2018-1, Cl A2
4.349%, TSFR1M + 0.764%, 06/25/2057(A)(E)	368	366

SEI Institutional Investments Trust	173

SCHEDULE OF INVESTMENTS

May 31, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust, Ser 2020-INV1, Cl A11
4.669%, TSFR1M + 1.014%, 12/25/2049(A)(E)	$243	$237
OBX Trust, Ser 2023-NQM8, Cl A1
7.045%, 09/25/2063(E)(F)	393	394
OBX Trust, Ser 2025-NQM14, Cl A2
5.517%, 07/25/2065(E)(F)	562	562
OBX Trust, Ser 2025-NQM19, Cl A1
4.869%, 10/25/2065(A)(E)	827	822
OBX Trust, Ser 2025-NQM23, Cl M1
5.670%, 10/25/2065(A)(E)	250	246
PNW Trust, Ser 2026-ARTE, Cl A
5.338%, TSFR1M + 1.711%, 04/15/2041(A)(E)	1,000	998
PRKCM Trust, Ser 2026-AFC2, Cl A1
5.368%, 04/25/2061(A)(E)	744	745
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.233%, 12/25/2038(A)	416	158
Residential Mortgage Loan Trust, Ser 2019-3, Cl B2
5.664%, 09/25/2059(A)(E)	500	496
SG Residential Mortgage Trust, Ser 2021-2, Cl A1
1.737%, 12/25/2061(A)(E)	1,253	1,069
SHR Trust, Ser 2024-LXRY, Cl A
5.577%, TSFR1M + 1.950%, 10/15/2041(A)(E)	1,000	1,001
SMRT, Ser 2022-MINI, Cl B
4.978%, TSFR1M + 1.350%, 01/15/2039(A)(E)	500	500
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(E)	5	5
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl B
5.469%, TSFR1M + 1.842%, 02/15/2042(A)(E)	1,000	992
TEXAS Commercial Mortgage Trust, Ser 2025-TWR, Cl A
4.920%, TSFR1M + 1.293%, 04/15/2042(A)(E)	1,000	1,000
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
5.177%, 04/25/2045(A)	381	376
Toorak Mortgage Trust, Ser 2024-RRTL2, Cl A1
5.504%, 09/25/2039(E)(F)	600	601
Toorak Trust, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(E)	720	649
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(E)	36	36
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
5.599%, TSFR1M + 2.014%, 05/25/2058(A)(E)	$3,000	$3,015
Towd Point Mortgage Trust, Ser 2021-SJ2, Cl A1A
2.250%, 12/25/2061(A)(E)	417	409
TVC Mortgage Trust, Ser 2026-RRTL1, Cl A1
4.964%, 02/25/2041(E)(F)	500	495
Velocity Commercial Capital Loan Trust, Ser 2020-1, Cl AFX
2.610%, 02/25/2050(A)(E)	408	383
Velocity Commercial Capital Loan Trust, Ser 2021-1, Cl A
1.400%, 05/25/2051(A)(E)	429	371
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(E)	40	37
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(E)	91	83
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(E)	54	49
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(E)	89	75
Verus Securitization Trust, Ser 2021-4, Cl A2
1.247%, 07/25/2066(A)(E)	456	390
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(E)	56	54
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(E)	29	28
Verus Securitization Trust, Ser 2024-2, Cl A3
6.501%, 02/25/2069(E)(F)	323	325
Verus Securitization Trust, Ser 2024-7, Cl A3
5.400%, 09/25/2069(E)(F)	311	311
Verus Securitization Trust, Ser 2025-R2, Cl A3
5.338%, 07/25/2067(E)(F)	939	931
Visio Trust, Ser 2020-1, Cl A3
3.521%, 08/25/2055(A)(E)	210	206
Visio Trust, Ser 2020-1R, Cl A2
1.567%, 11/25/2055(E)	103	100
Visio Trust, Ser 2021-1R, Cl A1
1.280%, 05/25/2056(E)	422	395
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
5.656%, 10/25/2033(A)	315	306
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
5.609%, 08/25/2033(A)	305	300
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
5.885%, 10/25/2034(A)	199	187

174	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
4.882%, 01/25/2035(A)	$617	$605
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
5.166%, 12MTA + 1.400%, 04/25/2044(A)	913	898
Wells Fargo Commercial Mortgage Trust, Ser 2025-B33RP, Cl A
4.977%, TSFR1M + 1.350%, 08/15/2042(A)(E)	1,000	1,001
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
6.490%, 07/25/2034(A)	53	54
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
6.499%, 10/25/2034(A)	338	336
WMRK Commercial Mortgage Trust, Ser 2022-WMRK, Cl A
6.416%, TSFR1M + 2.789%, 11/15/2027(A)(E)	1,212	1,216
		108,616
Total Mortgage-Backed Securities
(Cost $115,279) ($ Thousands)		114,523

ASSET-BACKED SECURITIES — 27.4%
Automotive — 5.2%
ACM Auto Trust, Ser 2025-2A, Cl A
5.550%, 06/20/2028 (E)	240	240
Alloya Auto Receivables Trust, Ser 2025-1A, Cl A4
4.710%, 01/25/2030 (E)	275	276
Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 10/16/2028	227	227
Ally Auto Receivables Trust, Ser 2023-1, Cl A3
5.460%, 05/15/2028	81	81
Ally Auto Receivables Trust, Ser 2025-1, Cl A2
4.030%, 07/17/2028	157	157
Ally Auto Receivables Trust, Ser 2026-1, Cl A2
3.910%, 11/15/2028	60	60
Ally Bank Auto Credit-Linked Notes Series, Ser 2024-B, Cl C
5.215%, 09/15/2032 (E)	269	270
Ally Bank Auto Credit-Linked Notes Series, Ser 2025-B, Cl C
4.697%, 09/15/2033 (E)	1,192	1,190
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ally Bank, Ser 2026-A, Cl C
4.856%, 03/15/2034 (E)	$500	$500
ARI Fleet Lease Trust, Ser 2023-B, Cl A3
5.890%, 07/15/2032 (E)	236	239
ARI Fleet Lease Trust, Ser 2025-A, Cl A2
4.380%, 01/17/2034 (E)	72	72
ARI Fleet Lease Trust, Ser 2025-B, Cl A2
4.590%, 03/15/2034 (E)	86	86
ARI Fleet Lease Trust, Ser 2026-A, Cl A2
3.960%, 11/15/2034 (E)	140	140
Arivo Acceptance Auto Loan Receivables Trust, Ser 2025-1A, Cl A2
4.920%, 05/15/2029 (E)	305	306
AutoNation Finance Trust, Ser 2026-1A, Cl C
4.560%, 10/14/2031 (E)	500	495
Bank of America Auto Trust, Ser 2023-2A, Cl A4
5.660%, 11/15/2029 (E)	250	253
BMW Vehicle Lease Trust, Ser 2025-1, Cl A2A
4.430%, 09/27/2027	41	41
BMW Vehicle Lease Trust, Ser 2025-2, Cl A2A
3.940%, 11/26/2027	140	140
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	47	47
BofA Auto Trust, Ser 2025-1A, Cl A3
4.350%, 11/20/2029 (E)	150	150
BofA Auto Trust, Ser 2026-1A, Cl A3
4.180%, 10/15/2030 (E)	175	174
CarMax Auto Owner Trust, Ser 2022-2, Cl C
4.260%, 12/15/2027	750	750
Carmax Auto Owner Trust, Ser 2022-4, Cl A3
5.340%, 08/16/2027	2	2
Carmax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/2027	18	18
Carmax Auto Owner Trust, Ser 2025-2, Cl A3
4.480%, 03/15/2030	1,000	1,004
Carmax Auto Owner Trust, Ser 2025-3, Cl A2A
4.420%, 08/15/2028	22	22
Carvana Auto Receivables Trust, Ser 2021-P2, Cl D
2.020%, 05/10/2028	540	532
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (E)	19	19
Chase Auto Credit Linked Notes, Ser 2025-1, Cl B
4.753%, 02/25/2033 (E)	409	409

SEI Institutional Investments Trust	175

SCHEDULE OF INVESTMENTS

May 31, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (E)	$212	$213
Enterprise Fleet Financing LLC, Ser 2026-1, Cl A1
3.849%, 02/22/2027 (E)	117	117
Ford Credit Auto Lease Trust, Ser 2025-B, Cl A2A
4.370%, 03/15/2028	290	290
Ford Credit Auto Lease Trust, Ser 2026-A, Cl A2A
3.830%, 08/15/2028	100	100
Ford Credit Auto Owner Trust, Ser 2022-1, Cl A
3.880%, 11/15/2034 (E)	275	274
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	23	23
Ford Credit Auto Owner Trust, Ser 2024-B, Cl A3
5.100%, 04/15/2029	420	423
Ford Credit Auto Owner Trust, Ser 2025-B, Cl A2A
3.880%, 06/15/2028	98	98
Ford Credit Auto Owner Trust, Ser 2025-C, Cl A2A
3.990%, 09/15/2028	260	260
Ford Credit Auto Owner Trust, Ser 2026-A, Cl A2A
4.020%, 01/15/2029	275	275
Ford Credit Floorplan Master Owner Trust, Ser 2025-1, Cl A1
4.630%, 04/15/2030	90	90
GM Financial Automobile Leasing Trust, Ser 2024-3, Cl A4
4.220%, 10/20/2028	275	275
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A2A
4.190%, 10/20/2027	75	75
GM Financial Automobile Leasing Trust, Ser 2026-1, Cl A2
3.770%, 04/20/2028	65	65
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A3
5.450%, 06/16/2028	181	182
GM Financial Consumer Automobile Receivables Trust, Ser 2025-3, Cl A2A
4.320%, 06/16/2028	77	77
GM Financial Consumer Automobile Receivables Trust, Ser 2026-1, Cl A2A
3.770%, 03/16/2029	110	110
Honda Auto Receivables Owner Trust, Ser 2023-3, Cl A3
5.410%, 02/18/2028	71	72
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust, Ser 2024-2, Cl A3
5.270%, 11/20/2028	$337	$339
Honda Auto Receivables Owner Trust, Ser 2024-3, Cl A3
4.570%, 03/21/2029	167	167
Honda Auto Receivables Owner Trust, Ser 2024-4, Cl A3
4.330%, 05/15/2029	114	114
Honda Auto Receivables Owner Trust, Ser 2025-2, Cl A2A
4.300%, 01/18/2028	37	37
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A2A
4.580%, 09/15/2027 (E)	65	65
Hyundai Auto Lease Securitization Trust, Ser 2025-C, Cl A2A
4.370%, 01/18/2028 (E)	181	182
Hyundai Auto Lease Securitization Trust, Ser 2026-A, Cl A2A
3.850%, 05/15/2028 (E)	180	180
Hyundai Auto Lease Securitization Trust, Ser 2026-B, Cl A2A
4.060%, 09/15/2028 (E)	250	250
Hyundai Auto Receivables Trust, Ser 2024-B, Cl A3
4.840%, 03/15/2029	222	223
Hyundai Auto Receivables Trust, Ser 2025-B, Cl A2A
4.450%, 08/15/2028	73	73
Hyundai Auto Receivables Trust, Ser 2025-C, Cl A2A
3.970%, 07/17/2028	227	226
Hyundai Auto Receivables Trust, Ser 2025-D, Cl A1
4.039%, 11/16/2026	21	21
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A3
5.210%, 08/16/2027	15	15
Nissan Auto Lease Trust, Ser 2024-A, Cl A3
4.910%, 04/15/2027	30	31
Nissan Auto Lease Trust, Ser 2026-A, Cl A2A
3.900%, 05/15/2028	190	190
Nissan Auto Receivables Owner Trust, Ser 2022-A, Cl A4
2.070%, 12/17/2029	37	37
Nissan Auto Receivables Owner Trust, Ser 2023-B, Cl A3
5.930%, 03/15/2028	74	74
OCCU Auto Receivables Trust, Ser 2025-1A, Cl A3
4.810%, 11/15/2029 (E)	1,000	1,005

176	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/2029 (E)	$46	$47
Porsche Financial Auto Securitization Trust, Ser 2024-1A, Cl A3
4.440%, 01/22/2030 (E)	172	172
Porsche Financial Auto Securitization Trust, Ser 2025-1A, Cl A2B
3.957%, SOFR30A + 0.340%, 03/22/2029 (A)(E)	171	171
Porsche Innovative Lease Owner Trust, Ser 2024-1A, Cl A3
4.670%, 11/22/2027 (E)	168	169
Porsche Innovative Lease Owner Trust, Ser 2025-1A, Cl A3
4.610%, 10/20/2028 (E)	275	277
Santander Bank Auto Credit-Linked Notes, Ser 2024-B, Cl B
4.965%, 01/18/2033 (E)	356	358
Santander Bank Auto Credit-Linked Notes, Ser 2024-B, Cl D
5.483%, 01/18/2033 (E)	356	358
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/2029	135	135
Santander Drive Auto Receivables Trust, Ser 2025-4, Cl A2
4.280%, 01/15/2029	70	70
SBNA Auto Lease Trust, Ser 2024-B, Cl A3
5.560%, 11/22/2027 (E)	134	135
SCCU Auto Receivables Trust, Ser 2025-1A, Cl A2
4.670%, 11/15/2028 (E)	41	41
Toyota Auto Receivables Owner Trust, Ser 2024-D, Cl A3
4.400%, 06/15/2029	536	537
Toyota Auto Receivables Owner Trust, Ser 2025-B, Cl A2A
4.460%, 03/15/2028	43	43
Toyota Auto Receivables Owner Trust, Ser 2025-C, Cl A2A
4.290%, 06/15/2028	178	178
Toyota Auto Receivables Owner Trust, Ser 2025-D, Cl A2B
3.963%, SOFR30A + 0.320%, 08/15/2028 (A)	326	326
Toyota Auto Receivables Owner Trust, Ser 2026-A, Cl A2A
3.800%, 12/15/2028	275	275
Toyota Lease Owner Trust, Ser 2024-A, Cl A4
5.260%, 06/20/2028 (E)	98	98
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Toyota Lease Owner Trust, Ser 2025-B, Cl A2A
3.910%, 05/22/2028 (E)	$84	$84
Volkswagen Auto Lease Trust, Ser 2025-A, Cl A2A
4.430%, 12/20/2027	173	174
Volkswagen Auto Lease Trust, Ser 2025-B, Cl A2A
3.970%, 04/20/2028	99	99
Volkswagen Auto Lease Trust, Ser 2026-A, Cl A2A
4.060%, 08/21/2028	300	300
Volkswagen Auto Loan Enhanced Trust, Ser 2025-2, Cl A2A
4.000%, 08/21/2028	205	205
Westlake Automobile Receivables Trust, Ser 2026-1A, Cl A2A
4.020%, 09/15/2028 (E)	65	65
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (E)	38	38
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (E)	26	27
Wheels Fleet Lease Funding 1 LLC, Ser 2024-2A, Cl A1
4.870%, 06/21/2039 (E)	77	77
Wheels Fleet Lease Funding 1 LLC, Ser 2025-1A, Cl A1
4.570%, 01/18/2040 (E)	150	150
Wheels Fleet Lease Funding LLC, Ser 2026-1A, Cl A1
3.959%, 04/19/2027 (E)	373	373
World Omni Auto Receivables Trust, Ser 2022-B, Cl A4
3.440%, 03/15/2028	162	162
World Omni Auto Receivables Trust, Ser 2022-D, Cl A3
5.610%, 02/15/2028	18	18
World Omni Automobile Lease Securitization Trust, Ser 2024-A, Cl A4
5.250%, 09/17/2029	275	276
World Omni Automobile Lease Securitization Trust, Ser 2025-A, Cl A3
4.420%, 04/17/2028	275	276
World Omni Automobile Lease Securitization Trust, Ser 2026-A, Cl A2A
4.020%, 12/15/2028	165	165
		20,027

SEI Institutional Investments Trust	177

SCHEDULE OF INVESTMENTS

May 31, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Credit Cards — 0.1%
CARDS II Trust, Ser 2024-1A, Cl A
4.274%, SOFR + 0.680%, 07/15/2029 (A)(E)	$160	$160

Mortgage Related Securities — 0.2%
RCKT Mortgage Trust, Ser 2023-CES3, Cl A1A
7.113%, 11/25/2043 (A)(E)	396	399
Towd Point Mortgage Trust, Ser 2023-CES2, Cl A1A
7.294%, 10/25/2063 (A)(E)	399	400
		799
Other Asset-Backed Securities — 21.9%
321 Henderson Receivables VI LLC, Ser 2010-1A, Cl A
5.560%, 07/15/2059 (E)	68	68
AGL CLO 13, Ser 2025-13A, Cl BR
5.325%, TSFR3M + 1.650%, 10/20/2034 (A)(E)	1,000	1,001
AGL CLO 16, Ser 2025-16A, Cl AR
4.625%, TSFR3M + 0.950%, 01/20/2035 (A)(E)	315	315
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (E)	785	781
AMMC CLO 24, Ser 2024-24A, Cl BR
5.275%, TSFR3M + 1.600%, 01/20/2035 (A)(E)	800	800
AMSR Trust, Ser 2021-SFR3, Cl C
1.796%, 10/17/2038 (E)	100	99
AMSR Trust, Ser 2022-SFR3, Cl A
4.000%, 10/17/2039 (E)	442	437
Amur Equipment Finance Receivables XII LLC, Ser 2023-1A, Cl A2
6.090%, 12/20/2029 (E)	133	133
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl C
5.550%, 01/21/2031 (E)	850	861
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl D
6.570%, 04/21/2031 (E)	650	664
Apidos CLO XI, Ser 2025-11A, Cl BR4A
5.330%, TSFR3M + 1.650%, 04/17/2034 (A)(E)	1,000	1,001
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (E)	35	32
Arbys Funding LLC, Ser 2020-1A, Cl A2
3.237%, 07/30/2050 (E)	1,360	1,330
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
ARES LX CLO, Ser 2026-60A, Cl AR2
4.635%, TSFR3M + 0.960%, 07/18/2034 (A)(E)	$275	$275
Ares XXXIV CLO, Ser 2025-2A, Cl A1R4
4.970%, TSFR3M + 1.290%, 07/17/2038 (A)(E)	500	501
Bain Capital Credit CLO, Ser 2020-5A, Cl ARR
4.825%, TSFR3M + 1.150%, 04/20/2034 (A)(E)	500	500
Bain Capital Credit CLO, Ser 2025-2A, Cl AR3
4.600%, TSFR3M + 0.920%, 10/17/2032 (A)(E)	350	350
Bain Capital Credit CLO, Ser 2026-4A, Cl A1RR
4.675%, TSFR3M + 1.000%, 10/20/2034 (A)(E)	375	375
Balboa Bay Loan Funding, Ser 2023-2A, Cl A1R
4.825%, TSFR3M + 1.150%, 10/20/2036 (A)(E)	1,000	1,001
Barings CLO, Ser 2019-3A, Cl A1RR
4.815%, TSFR3M + 1.140%, 01/20/2036 (A)(E)	1,925	1,926
Barings CLO, Ser 2019-3A, Cl BRR
5.325%, TSFR3M + 1.650%, 01/20/2036 (A)(E)	750	750
Barings Equipment Finance LLC, Ser 2025-B, Cl A2
4.020%, 02/13/2029 (E)	75	75
Barings Equipment Finance LLC, Ser 2026-A, Cl A2
3.890%, 04/13/2029 (E)	85	85
Battalion CLO XIV, Ser 2025-14A, Cl AR2
4.815%, TSFR3M + 1.140%, 01/20/2035 (A)(E)	993	993
Bayview Opportunity Master Fund VII LLC, Ser 2025-EDU1, Cl A
4.912%, SOFR30A + 1.300%, 07/27/2048 (A)(E)	777	777
Beacon Container Finance II LLC, Ser 2021-1A, Cl A
2.250%, 10/22/2046 (E)	1,165	1,079
Blue Stream Issuer LLC, Ser 2023-1A, Cl B
6.898%, 05/20/2053 (E)	750	757
CAL Funding IV, Ser 2020-1A, Cl A
2.220%, 09/25/2045 (E)	1,028	986
Carlyle Global Market Strategies CLO, Ser 2016-1A, Cl A1R3
4.765%, TSFR3M + 1.090%, 04/20/2034 (A)(E)	500	500

178	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carlyle Global Market Strategies CLO, Ser 2016-3A, Cl BRRR
5.275%, TSFR3M + 1.600%, 07/20/2034 (A)(E)	$1,000	$1,000
Carlyle US CLO, Ser 2022-1A, Cl A1R
4.653%, TSFR3M + 0.980%, 04/15/2035 (A)(E)	275	275
CARS-DB4, Ser 2020-1A, Cl A5
3.480%, 02/15/2050 (E)	488	482
CARS-DB5, Ser 2021-1A, Cl A3
1.920%, 08/15/2051 (E)	983	977
CIFC Funding, Ser 2014-4RA, Cl A1A2
4.670%, TSFR3M + 0.990%, 01/17/2035 (A)(E)	600	600
CIFC Funding, Ser 2022-2A, Cl BR
5.075%, TSFR3M + 1.400%, 04/19/2035 (A)(E)	1,000	1,001
CLI Funding VIII LLC, Ser 2021-1A, Cl B
2.380%, 02/18/2046 (E)	343	317
CLI Funding VIII LLC, Ser 2022-1A, Cl B
3.120%, 01/18/2047 (E)	232	210
CNH Equipment Trust, Ser 2024-B, Cl A3
5.190%, 09/17/2029	181	183
CNH Equipment Trust, Ser 2025-A, Cl A2A
4.300%, 08/15/2028	112	112
CNH Equipment Trust, Ser 2026-A, Cl A2A
3.820%, 06/15/2029	221	221
Commercial Equipment Finance LLC, Ser 2025-1A, Cl A
4.830%, 05/15/2031 (E)	799	801
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A2
4.549%, TSFR1M + 0.964%, 05/25/2041 (A)(E)	852	844
Daimler Trucks Retail Trust, Ser 2024-1, Cl A3
5.490%, 12/15/2027	109	109
DB Master Finance LLC, Ser 2021-1A, Cl A2I
2.045%, 11/20/2051 (E)	664	656
Dext ABS LLC, Ser 2023-2, Cl A2
6.560%, 05/15/2034 (E)	1	1
Dext ABS LLC, Ser 2025-1, Cl D
5.650%, 02/15/2036 (E)	1,000	1,011
Diamond Infrastructure Funding LLC, Ser 2021-1A, Cl A
1.760%, 04/15/2049 (E)	1,000	983
Diamond Infrastructure Funding LLC, Ser 2021-1A, Cl B
2.355%, 04/15/2049 (E)	700	689
Diamond Infrastructure Funding LLC, Ser 2021-1A, Cl C
3.475%, 04/15/2049 (E)	400	392
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Domino's Pizza Master Issuer LLC, Ser 2017-1A, Cl A23
4.118%, 07/25/2047 (E)	$1,152	$1,145
Driven Brands Funding LLC, Ser 2020-2A, Cl A2
3.237%, 01/20/2051 (E)	604	580
Driven Brands Funding LLC, Ser 2024-1A, Cl A2
6.372%, 10/20/2054 (E)	246	245
Dryden 45 Senior Loan Fund, Ser 2016-45A, Cl BRR
5.323%, TSFR3M + 1.650%, 10/15/2030 (A)(E)	500	501
Dryden 53 CLO, Ser 2017-53A, Cl BR
4.973%, TSFR3M + 1.300%, 01/15/2031 (A)(E)	1,000	1,000
Elara HGV Timeshare Issuer LLC, Ser 2021-A, Cl C
2.090%, 08/27/2035 (E)	451	432
Elara HGV Timeshare Issuer LLC, Ser 2025-A, Cl A
4.540%, 01/25/2040 (E)	740	733
Elmwood CLO III, Ser 2024-3A, Cl A1RR
5.055%, TSFR3M + 1.380%, 07/18/2037 (A)(E)	1,000	1,000
ExteNet Issuer LLC, Ser 2024-1A, Cl B
6.150%, 07/25/2054 (E)	400	402
FNA VII LLC, Ser 2023-1A, Cl A1
6.900%, 04/15/2038 (E)	215	217
Goldentree Loan Management US CLO 8, Ser 2024-8A, Cl ARR
4.825%, TSFR3M + 1.150%, 10/20/2034 (A)(E)	400	400
Gracie Point International Funding LLC, Ser 2025-1A, Cl A
5.149%, SOFR30A + 1.500%, 08/15/2028 (A)(E)	1,000	1,001
Granite Edvance, Ser 2020-1, Cl A1B
4.899%, TSFR1M + 1.314%, 09/25/2060 (A)	327	329
HI-FI Music IP Issuer, Ser 2022-1A, Cl A2
3.939%, 02/01/2062 (E)	1,100	1,093
Hilton Grand Vacations Trust, Ser 2022-1D, Cl B
4.100%, 06/20/2034 (E)	300	300
Hilton Grand Vacations Trust, Ser 2023-1A, Cl C
6.940%, 01/25/2038 (E)	408	419
Hilton Grand Vacations Trust, Ser 2024-1B, Cl B
5.990%, 09/15/2039 (E)	173	175
Hipgnosis Music Assets, Ser 2022-1, Cl A
5.000%, 05/16/2062 (E)	599	598

SEI Institutional Investments Trust	179

SCHEDULE OF INVESTMENTS

May 31, 2026

Opportunistic Income Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hotwire Funding LLC, Ser 2021-1, Cl A2
2.311%, 11/20/2051 (E)	$1,030	$1,019
HPEFS Equipment Trust, Ser 2025-2A, Cl A2
4.070%, 11/22/2032 (E)	245	245
HTS Fund II LLC, Ser 2025-1, Cl A
5.351%, 06/23/2045 (E)	395	395
InStar Leasing III LLC, Ser 2021-1A, Cl A
2.300%, 02/15/2054 (E)	1,154	1,102
Invesco CLO, Ser 2022-2A, Cl A1R
4.825%, TSFR3M + 1.150%, 07/20/2035 (A)(E)	1,000	1,000
Jamestown CLO IX, Ser 2016-9A, Cl A2R3
5.367%, TSFR3M + 1.700%, 07/25/2034 (A)(E)	1,000	1,001
John Deere Owner Trust, Ser 2024-C, Cl A2A
4.360%, 08/16/2027	1	1
John Deere Owner Trust, Ser 2026-A, Cl A2A
3.850%, 12/15/2028	60	60
Kentucky Higher Education Student Loan, Ser 2020-1, Cl A1B
4.819%, TSFR1M + 1.164%, 11/25/2050 (A)	915	897
KKR CLO 21, Ser 2018-21, Cl A
4.935%, TSFR3M + 1.262%, 04/15/2031 (A)(E)	48	48
Madison Park Funding XXIV, Ser 2024-24A, Cl BR2
5.225%, TSFR3M + 1.550%, 10/20/2029 (A)(E)	16	16
MetroNet Infrastructure Issuer LLC, Ser 2025-2A, Cl B
5.590%, 08/20/2055 (E)	250	249
Missouri Higher Education Loan Authority, Ser 2021-1, Cl A1B
4.449%, TSFR1M + 0.864%, 01/25/2061 (A)	410	402
Missouri Higher Education Loan Authority, Ser 2021-2, Cl A1B
4.399%, TSFR1M + 0.814%, 03/25/2061 (A)	1,267	1,242
MMAF Equipment Finance LLC, Ser 2024-A, Cl A2
5.200%, 09/13/2027 (E)	19	19
MVW LLC, Ser 2021-1WA, Cl C
1.940%, 01/22/2041 (E)	409	397
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (E)	242	234
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (E)	244	232

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2020-IA, Cl A1B
4.742%, TSFR1M + 1.114%, 04/15/2069 (A)(E)	$553	$550
Navient Student Loan Trust, Ser 2023-BA, Cl A1A
6.480%, 03/15/2072 (E)	246	251
Neuberger Berman CLO XVI-S, Ser 2017-16SA, Cl A1R2
4.853%, TSFR3M + 1.180%, 04/15/2039 (A)(E)	250	250
Neuberger Berman Loan Advisers CLO 25, Ser 2024-25A, Cl AR2
5.075%, TSFR3M + 1.400%, 07/18/2038 (A)(E)	450	450
Neuberger Berman Loan Advisers CLO 45, Ser 2025-45A, Cl AR
4.729%, TSFR3M + 1.060%, 10/14/2036 (A)(E)	250	250
Neuberger Berman Loan Advisers CLO 46, Ser 2025-46A, Cl BR
5.175%, TSFR3M + 1.500%, 01/20/2037 (A)(E)	320	320
Neuberger Berman Loan Advisers CLO 50, Ser 2026-50A, Cl AR2
4.706%, TSFR3M + 1.040%, 07/23/2036 (A)(E)	185	185
NYCTL Trust, Ser 2025-A, Cl A
4.840%, 11/10/2038 (E)	72	71
Oaktree CLO, Ser 2021-2A, Cl B1R
5.073%, TSFR3M + 1.400%, 01/15/2035 (A)(E)	1,000	1,001
Octagon Investment Partners 49, Ser 2026-5A, Cl ARR
4.793%, TSFR3M + 1.120%, 04/15/2037 (A)(E)	1,000	1,000
OFSI BSL IX, Ser 2018-1A, Cl B1R
5.473%, TSFR3M + 1.800%, 07/15/2031 (A)(E)	1,000	1,001
OHA Credit Funding 4, Ser 2024-4A, Cl AR2
4.954%, TSFR3M + 1.290%, 01/22/2038 (A)(E)	250	250
Palmer Square CLO, Ser 2021-3A, Cl A1R
4.963%, TSFR3M + 1.290%, 10/15/2038 (A)(E)	265	265
Palmer Square Loan Funding, Ser 2024-1A, Cl A1R
4.493%, TSFR3M + 0.820%, 10/15/2032 (A)(E)	225	225
Palmer Square Loan Funding, Ser 2026-3A, Cl A1R
4.470%, TSFR3M + 0.820%, 08/08/2032 (A)(E)	255	255

180	SEI Institutional Investments Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
ASSET-BACKED SECURITIES (continued)
PFS Financing, Ser 2025-A, Cl A
4.293%, SOFR30A + 0.650%, 01/15/2029 (A)(E)	$195	$195
Prodigy Finance DAC, Ser 2021-1A, Cl A
4.949%, TSFR1M + 1.364%, 07/25/2051 (A)(E)	321	321
ReadyCap Lending Small Business Loan Trust, Ser 2019-2, Cl A
6.250%, PRIME + -0.500%, 12/27/2044 (A)(E)	34	34
Retained Vantage Data Centers Issuer LLC, Ser 2023-1A, Cl A2A
5.000%, 09/15/2048 (E)	1,000	993
RIN II, Ser 2019-1A, Cl AR
5.153%, TSFR3M + 1.480%, 01/15/2038 (A)(E)	1,000	1,000
RIN XII LLC, Ser 2025-1A, Cl A1
4.973%, TSFR3M + 1.300%, 04/15/2038 (A)(E)	1,000	1,000
SCF Equipment Leasing LLC, Ser 2023-1A, Cl A3
6.170%, 05/20/2032 (E)	210	211
SCF Equipment Leasing LLC, Ser 2025-2A, Cl A2
4.260%, 12/22/2031 (E)	125	125
Shackleton CLO, Ser 2019-14A, Cl BRR
5.225%, TSFR3M + 1.550%, 07/20/2034 (A)(E)	1,000	1,000
Sierra Timeshare Receivables Funding LLC, Ser 2024-1A, Cl B
5.350%, 01/20/2043 (E)	362	364
Sixth Street CLO VIII, Ser 2024-8A, Cl A1R2
4.825%, TSFR3M + 1.150%, 10/20/2034 (A)(E)	375	375
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
4.246%, TSFR3M + 0.572%, 12/15/2038 (A)	295	294
SLM Private Credit Student Loan Trust, Ser 2006-B, Cl A5
4.206%, TSFR3M + 0.532%, 12/15/2039 (A)	762	748
SMB Private Education Loan Trust, Ser 2018-C, Cl A2B
4.492%, TSFR1M + 0.864%, 11/15/2035 (A)(E)	233	233
SMB Private Education Loan Trust, Ser 2019-B, Cl A2B
4.742%, TSFR1M + 1.114%, 06/15/2037 (A)(E)	219	219
SMB Private Education Loan Trust, Ser 2021-A, Cl A2A2
4.472%, TSFR1M + 0.844%, 01/15/2053 (A)(E)	1,047	1,039

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
ASSET-BACKED SECURITIES (continued)
Sonic Capital LLC, Ser 2020-1A, Cl A2I
3.845%, 01/20/2050 (E)	$942	$935
STAR Trust, Ser 2024-SFR4, Cl A
5.377%, TSFR1M + 1.750%, 10/17/2041 (A)(E)	748	748
STAR Trust, Ser 2025-SFR5, Cl A
5.078%, TSFR1M + 1.450%, 02/17/2042 (A)(E)	180	179
STAR Trust, Ser 2025-SFR6, Cl A
5.028%, TSFR1M + 1.400%, 08/17/2042 (A)(E)	1,830	1,829
Steele Creek CLO, Ser 2019-2A, Cl CRR
5.473%, TSFR3M + 1.800%, 07/15/2032 (A)(E)	1,000	1,000
Store Master Funding I-VII and XIV, Ser 2019-1, Cl A1
2.820%, 11/20/2049 (E)	686	680
Store Master Funding I-VII XIV XIX XX, Ser 2021-1A, Cl A1
2.120%, 06/20/2051 (E)	732	689
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A8
4.699%, TSFR1M + 1.114%, 09/25/2034 (A)	1,625	1,596
Structured Asset Investment Loan Trust, Ser 2004-BNC1, Cl A4
4.639%, TSFR1M + 1.054%, 09/25/2034 (A)	484	503
Taco Bell Funding LLC, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (E)	598	555
TAL Advantage VII LLC, Ser 2020-1A, Cl B
3.290%, 09/20/2045 (E)	608	586
TIF Funding II LLC, Ser 2021-1A, Cl A
1.650%, 02/20/2046 (E)	217	197
Tricon Residential Trust, Ser 2021-SFR1, Cl E1
2.794%, 07/17/2038 (E)	200	199
Tricon Residential Trust, Ser 2021-SFR1, Cl E2
2.894%, 07/17/2038 (E)	400	398
Tricon Residential Trust, Ser 2023-SFR1, Cl A
5.100%, 07/17/2040 (E)	996	989
Tricon Residential Trust, Ser 2025-SFR1, Cl C
5.227%, TSFR1M + 1.600%, 03/17/2042 (A)(E)	1,000	999
Tricon Trust, Ser 2026-SFR2, Cl A
4.903%, TSFR1M + 1.300%, 06/17/2043 (A)(E)	1,000	1,000
Trinity Rail Leasing LLC, Ser 2020-1A, Cl A
1.960%, 10/17/2050 (E)	452	433

SEI Institutional Investments Trust	181

SCHEDULE OF INVESTMENTS

May 31, 2026

Opportunistic Income Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
ASSET-BACKED SECURITIES (continued)
TSTAT, Ser 2026-1A, Cl AR3
4.615%, TSFR3M + 0.940%, 01/20/2032 (A)(E)	$251	$251
USQ Rail I LLC, Ser 2021-1A, Cl A
2.250%, 02/28/2051 (E)	835	793
Vantage Data Centers LLC, Ser 2020-2A, Cl A2
1.992%, 09/15/2045 (E)	750	719
VB-S1 Issuer LLC - VBTEL, Ser 2022-1A, Cl C2I
3.156%, 02/15/2052 (E)	368	360
VB-S1 Issuer LLC - VBTEL, Ser 2022-1A, Cl D
4.288%, 02/15/2052 (E)	1,100	1,085
Verizon Master Trust Series, Ser 2025-9, Cl A1A
3.960%, 10/21/2030	110	110
Verizon Master Trust Series, Ser 2026-1, Cl A1A
3.940%, 02/20/2031	300	299
Volvo Financial Equipment LLC Series, Ser 2025-2A, Cl A2
3.960%, 06/15/2028 (E)	70	70
Voya CLO, Ser 2015-3A, Cl A3R4 5.125%, TSFR3M + 1.450%,
10/20/2031 (A)(E)	1,000	1,000
Voya CLO, Ser 2017-3A, Cl A1RR 4.735%, TSFR3M + 1.060%,
04/20/2034 (A)(E)	375	375
Voya CLO, Ser 2018-1A, Cl A2R
5.237%, TSFR3M + 1.562%, 01/20/2031 (A)(E)	613	613
Westgate Resorts LLC, Ser 2023-1A, Cl B
6.440%, 12/20/2037 (E)	588	594
Willis Engine Structured Trust V, Ser 2020-A, Cl C
6.657%, 03/15/2045 (E)	149	148
Wind River CLO, Ser 2024-1A, Cl AR
5.025%, TSFR3M + 1.350%, 07/20/2035 (A)(E)	500	500
Wingstop Funding LLC, Ser 2020-1A, Cl A2
2.841%, 12/05/2050 (E)	985	957
		84,309
Total Asset-Backed Securities
(Cost $104,570) ($ Thousands)		105,295

CORPORATE OBLIGATIONS — 6.4%
Communication Services — 0.2%
NTT Finance
4.567%, 07/16/2027 (E)	250	250
OAK-Eagle Acquireco
7.250%, 07/01/2033 (E)	155	162

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Scripps Escrow II
3.875%, 01/15/2029 (E)	$300	$278
		690
Consumer Discretionary — 1.6%
Amazon.com
3.850%, 03/13/2028	300	299
American Honda Finance MTN
4.550%, 07/09/2027	150	150
2.300%, 09/09/2026	350	348
AutoZone
5.050%, 07/15/2026	150	150
BMW US Capital LLC
4.300%, 03/17/2028 (E)	275	274
4.150%, 08/11/2027 (E)	150	150
Churchill Downs
4.750%, 01/15/2028 (E)	200	198
Daimler Truck Finance North America LLC
4.300%, 08/12/2027 (E)	150	150
Hyundai Capital America
5.450%, 06/24/2026 (E)	1,950	1,952
4.875%, 06/23/2027 (E)	125	125
Marriott International
4.200%, 07/15/2027	150	150
Mercedes-Benz Finance North America LLC
4.875%, 07/31/2026 (E)	250	251
4.125%, 03/10/2028 (E)	300	298
Pioneer Opco LLC
7.000%, 05/15/2033 (E)	280	286
QXO Building Products
6.750%, 04/30/2032 (E)	135	137
Rivers Enterprise Borrower LLC
6.625%, 02/01/2033 (E)	319	324
Specialty Building Products Holdings LLC
7.750%, 10/15/2029 (E)	425	393
Toyota Motor Credit
4.500%, 05/14/2027	175	176
Toyota Motor Credit MTN
3.750%, 01/12/2028	275	273
		6,084
Consumer Staples — 0.1%
Mars
4.450%, 03/01/2027 (E)	320	321

Energy — 0.2%
Kodiak Gas Services LLC
6.750%, 10/01/2035 (E)	385	395
ONEOK
5.550%, 11/01/2026	200	201

182	SEI Institutional Investments Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Par Petroleum LLC
7.375%, 06/01/2034 (E)	$200	$205
		801

Financials — 2.0%
American Express
4.009%, SOFR + 0.581%, 02/09/2029 (A)	275	273
Athene Global Funding
5.349%, 07/09/2027 (E)	90	91
4.587%, SOFR + 0.950%, 04/19/2027 (A)(E)	275	275
Bank of America
5.526%, 08/18/2026	250	251
4.623%, SOFR + 1.110%, 05/09/2029 (A)	125	125
Bank of Montreal MTN
1.250%, 09/15/2026	300	298
Blackstone Holdings Finance LLC
5.900%, 11/03/2027 (E)	300	305
Canadian Imperial Bank of Commerce
5.237%, 06/28/2027	90	91
Citizens Bank
4.192%, SOFR + 0.700%, 01/29/2029 (A)	275	273
Cooperatieve Rabobank UA
4.372%, 05/27/2027	250	251
Corebridge Global Funding
5.750%, 07/02/2026 (E)	275	275
Danske Bank MTN
4.662%, H15T1Y + 0.750%, 03/27/2029 (A)(E)	275	275
Deutsche Bank NY
4.853%, SOFR + 1.219%, 11/16/2027 (A)	325	326
Equitable America Global Funding
3.950%, 09/15/2027 (E)	40	40
Equitable Financial Life Global Funding MTN
1.300%, 07/12/2026 (E)	200	199
F&G Global Funding MTN
5.875%, 06/10/2027 (E)	250	253
Fidelity National Information Services
4.450%, 03/10/2028	115	115
Focus Financial Partners LLC
6.750%, 09/15/2031 (E)	270	272
Lincoln Financial Global Funding
4.625%, 05/28/2028 (E)	150	150
Macquarie Bank MTN
3.915%, 02/03/2028 (E)	275	273
Metropolitan Life Global Funding I
4.250%, 04/13/2028 (E)	250	249

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley Private Bank
4.213%, SOFR + 0.762%, 02/08/2030 (A)	$250	$247
Nasdaq
3.850%, 06/30/2026	200	200
Pacific Life Global Funding II
5.500%, 08/28/2026 (E)	125	126
PNC Financial Services Group
4.075%, SOFR + 0.610%, 01/26/2029 (A)	275	273
Ryan Specialty LLC
5.875%, 08/01/2032 (E)	146	145
Swedbank
6.136%, 09/12/2026 (E)	200	201
Toronto-Dominion Bank
3.913%, 01/13/2028	275	273
Truist Bank
4.144%, SOFR + 0.662%, 01/27/2029 (A)	275	274
UBS
4.864%, SOFR + 0.720%, 01/10/2028 (A)	250	251
1.250%, 06/01/2026	275	275
USI
7.500%, 01/15/2032 (E)	500	509
Wells Fargo Bank
5.450%, 08/07/2026	250	250
		7,684

Health Care — 0.6%
Augusta SpinCo
4.321%, 09/23/2027	275	274
Bausch Health
11.000%, 09/30/2028 (E)	35	36
4.875%, 06/01/2028 (E)	257	238
Global Medical Response
7.375%, 10/01/2032 (E)	250	260
Grifols
4.750%, 10/15/2028 (E)	400	394
Medline Borrower LP
3.875%, 04/01/2029 (E)	125	122
Pfizer
3.875%, 11/15/2027	275	274
Raven Acquisition Holdings LLC
6.875%, 11/15/2031 (E)	250	245
Stryker
4.550%, 02/10/2027	150	150
Team Health Holdings
8.375%, 06/30/2028 (E)	250	251
		2,244

SEI Institutional Investments Trust	183

SCHEDULE OF INVESTMENTS

May 31, 2026

Opportunistic Income Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Industrials — 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450%, 10/29/2026	$250	$248
Amsted Industries
6.375%, 03/15/2033 (E)	227	231
Caterpillar Financial Services
4.500%, 01/07/2027	150	150
CP Atlas Buyer
12.750%, 01/15/2031 (E)	411	308
Howmet Aerospace
3.750%, 03/03/2028	300	297
John Deere Capital
4.500%, 01/08/2027	150	151
Labels Buyer LLC
12.000%, 12/31/2033	–	113
Waste Pro USA
7.000%, 02/01/2033 (E)	214	219
WESCO Distribution
5.500%, 04/15/2034 (E)	304	302
Wilsonart LLC
11.000%, 08/15/2032 (E)	299	229
		2,248
Materials — 0.4%
Advancion Sciences
9.250% Cash/PIK, 11/01/2026 (E)	1,094	875
Novelis
4.750%, 01/30/2030 (E)	300	290
Trident TPI Holdings
12.750%, 12/31/2028 (E)	562	566
		1,731
Real Estate — 0.2%
Brookfield Property
4.500%, 04/01/2027 (E)	292	288
Iron Mountain
4.875%, 09/15/2027 (E)	500	498
Kimco Realty OP LLC
3.250%, 08/15/2026	250	250
		1,036
Utilities — 0.5%
Alliant Energy Finance LLC
5.400%, 06/06/2027 (E)	100	101
Consumers Securitization Funding LLC
5.550%, 03/01/2028	18	18
DTE Electric
4.250%, 05/14/2027	80	80
Duke Energy Progress NC Storm Funding LLC
1.295%, 07/01/2028	174	168

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Emera US Finance
3.550%, 06/15/2026	$125	$125
FirstEnergy Pennsylvania Electric
4.150%, 03/15/2028 (E)	275	273
Georgia Power
4.060%, SOFRINDX + 0.420%, 11/22/2027 (A)	200	201
3.917%, SOFRINDX + 0.280%, 09/15/2026 (A)	275	275
NRG Energy
6.250%, 11/01/2034 (E)	400	403
Southern Gas Capital
4.050%, 09/15/2028	55	55
WEC Energy Group
4.750%, 01/15/2028	165	166
		1,865

Total Corporate Obligations
(Cost $25,252) ($ Thousands)		24,704

U.S. TREASURY OBLIGATIONS — 1.8%
U.S. Treasury Bills
3.620%, 07/21/2026 (G)	2,025	2,015
3.506%, 12/24/2026 (G)	2,550	2,498
U.S. Treasury Notes
4.000%, 12/15/2027	625	625
4.000%, 05/31/2028	1,275	1,275
3.875%, 12/31/2027 (H)	600	599

Total U.S. Treasury Obligations
(Cost $7,022) ($ Thousands)		7,012

	Number of Warrants
WARRANTS — 0.3%
Air Methods
Strike Price $– *‡‡(C)(I)	5,986	1,311
Labels Buyer LLC
Strike Price $– *‡‡	112	1

Total Warrants
(Cost $112) ($ Thousands)		1,312

	Face Amount (Thousands)
COMMERCIAL PAPER — 0.3%
Novant Health Inc
3.906%, 07/07/2026 (G)	400	398
Svenska Handelsbanken AB
3.940%, 12/18/2026 (G)	275	275

184	SEI Institutional Investments Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
COMMERCIAL PAPER (continued)
Swedbank AB
3.916%, 09/18/2026 (G)	$300	$297
Toyota Motor Corp
3.832%, 07/13/2026 (G)	200	199
		1,169

Total Commercial Paper
(Cost $1,169) ($ Thousands)		1,169

	Shares
COMMON STOCK — 0.2%
Air Methods *(C)(I)	2,388	523
Ambrosia Topco (C)	7,227	71
Labels Buyer LLC	240	22
Pretium PKG Holdings, Inc	3,710	69

Total Common Stock
(Cost $150) ($ Thousands)		685

	Face Amount (Thousands)
MUNICIPAL BONDS — 0.1%
New York — 0.0%
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser, RB
3.805%, 11/01/2027	240	238

Pennsylvania — 0.1%
Philadelphia, Authority for Industrial Development, Ser A, RB, AG
6.350%, 04/15/2028	234	240

Total Municipal Bonds
(Cost $481) ($ Thousands)		478

	Shares
CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Government Fund, Institutional Class
3.490%**†	12,805,524	12,806

Total Cash Equivalent
(Cost $12,806) ($ Thousands)		12,806

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
REPURCHASE AGREEMENT(J) — 0.5%
BNP Paribas
3.620%, dated 05/29/2026 to be repurchased on 06/01/2026, repurchase price $1,800,543 (collateralized by various U.S. Government Obligations, ranging in par value $1,000 - $587,160, 1.770% - 7.000%, 03/01/2027 – 4/01/2056; with total market value $1,828,353)	$1,800	$1,800

Total Repurchase Agreement
(Cost $1,800) ($ Thousands)		1,800

Total Investments in Securities — 101.8%
(Cost $394,736) ($ Thousands)		$391,916

SEI Institutional Investments Trust	185

SCHEDULE OF INVESTMENTS

May 31, 2026

Opportunistic Income Fund (Concluded)

A list of the open futures contracts held by the Fund at May 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 5-Year Treasury Notes	5	Sep-2026	$533	$536	$3

Short Contracts
U.S. 2-Year Treasury Notes	(37)	Sep-2026	$(7,630)	$(7,642)	$(12)
U.S. 10-Year Treasury Notes	(16)	Sep-2026	(1,743)	(1,757)	(14)
U.S. Long Treasury Bonds	(4)	Sep-2026	(443)	(449)	(6)
			(9,816)	(9,848)	(32)
			$(9,283)	$(9,312)	$(29)

Percentages are based on Net Assets of $384,854 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2026.

†	Investment in Affiliated Security (see Note 6).
‡‡	Expiration date not available.

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Unsettled bank loan. Interest rate may not be available.

(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(D)	No interest rate available.

(E)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2026, the value of these securities amounted to $204,062 ($ Thousands), representing 53.0% of the Net Assets of the Fund.

(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(G)	Interest rate represents the security's effective yield at the time of purchase.

(H)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of May 31, 2026 was $101 ($ Thousands).

(I)	Security considered restricted, excluding 144A. The total market value of such securities as of May 31, 2026 was $1,834 ($ Thousands) and represented 0.5% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(J)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Loan Participations	–	117,713	4,419	122,132
Mortgage-Backed Securities	–	114,523	–	114,523
Asset-Backed Securities	–	105,295	–	105,295
Corporate Obligations	–	24,704	–	24,704
U.S. Treasury Obligations	–	7,012	–	7,012
Warrants	–	1	1,311	1,312
Commercial Paper	–	1,169	–	1,169
Common Stock	–	91	594	685
Municipal Bonds	–	478	–	478
Cash Equivalent	12,806	–	–	12,806
Repurchase Agreement	–	1,800	–	1,800
Total Investments in Securities	12,806	372,786	6,324	391,916

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	3	–	–	3
Unrealized Depreciation	(32)	–	–	(32)
Total Other Financial Instruments	(29)	–	–	(29)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

186	SEI Institutional Investments Trust

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Loan Participations	Investments in Warrants	Investments in Common Stock
Balance as of May 31, 2025	$7,447	$820	$403
Accrued discounts/premiums	–	–	–
Realized gain/(loss)	(13)	–	–
Change in unrealized appreciation/(depreciation)	(187)	491	191
Purchases	2	–	–
Sales	(1,324)	–	–
Net transfer into Level 3	3,778	–	–
Net transfer out of Level 3	(5,284)	–	–
Ending Balance as of May 31, 2026(1)	$4,419	$1,311	$594
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(436)	$491	$191
(1)	Of the $6,324 ($ Thousands) in Level 3 securities as of May 31, 2026, $1,925 ($ Thousands) or 0.5% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

For the year ended May 31, 2026, transfers in or out of Level 3 were due to the availability or lack of availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$16,675	$183,064	$(186,933)	$—	$—	$12,806	$665	$—

A list of the restricted securities, excluding 144a, held by the Fund at May 31, 2026, is as follows:

Description	Number of Warrants/Shares	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Warrants
Air Methods	5,986	03/27/2024	$111	$1,311
Common Stock
Air Methods	2,388	01/09/2024	32	523
			$143	$1,834

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust	187

SCHEDULE OF INVESTMENTS

May 31, 2026

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 37.3%
Agency Mortgage-Backed Obligations — 31.5%
FHLMC
7.500%, 08/01/2030 to 06/01/2032	$23	$24
7.000%, 03/01/2031 to 03/01/2039	20	21
6.500%, 10/01/2031 to 04/01/2056	16,230	16,956
6.000%, 08/01/2038 to 08/01/2055	81,805	84,574
5.500%, 02/01/2035 to 09/01/2055	75,566	76,575
5.000%, 08/01/2033 to 05/01/2056	56,596	55,925
4.500%, 06/01/2039 to 12/01/2054	80,619	78,427
4.000%, 09/01/2040 to 02/01/2053	47,126	44,544
3.500%, 04/01/2033 to 11/01/2052	46,336	42,687
3.000%, 09/01/2030 to 06/01/2052	88,338	79,486
2.500%, 10/01/2031 to 05/01/2052	167,310	142,797
2.000%, 10/01/2031 to 03/01/2052	106,421	87,685
FHLMC ARM
6.492%, RFUCCT1Y + 2.330%, 05/01/2036(A)	22	23
6.345%, RFUCCT1Y + 1.595%, 10/01/2036(A)	8	9
6.255%, RFUCCT1Y + 1.926%, 12/01/2036(A)	10	10
5.559%, SOFR30A + 2.330%, 07/01/2055(A)	1,830	1,846
5.423%, SOFR30A + 2.330%, 08/01/2055(A)	1,805	1,815
5.378%, SOFR30A + 2.090%, 05/01/2055(A)	627	634
5.314%, SOFR30A + 2.105%, 08/01/2055(A)	1,071	1,082
5.305%, SOFR30A + 2.330%, 08/01/2055(A)	1,385	1,392
5.247%, SOFR30A + 2.075%, 07/01/2055(A)	2,744	2,762
5.228%, RFUCCT1Y + 1.617%, 11/01/2047(A)	526	543
5.226%, SOFR30A + 2.075%, 07/01/2055(A)	926	933
5.170%, SOFR30A + 2.202%, 06/01/2055(A)	1,913	1,921
4.950%, SOFR30A + 2.140%, 02/01/2056(A)	4,127	4,134
4.935%, SOFR30A + 2.259%, 02/01/2054(A)	782	785
4.795%, SOFR30A + 2.146%, 01/01/2055(A)	2,061	2,083
4.715%, SOFR30A + 2.335%, 10/01/2054(A)	1,834	1,831
4.169%, SOFR30A + 2.306%, 05/01/2053(A)	2,977	3,049
3.776%, H15T5Y + 1.289%, 03/01/2047(A)	322	314
3.587%, RFUCCT1Y + 1.622%, 02/01/2050(A)	1,497	1,531
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.008%, RFUCCT1Y + 1.627%, 11/01/2048(A)	$1,897	$1,899
2.738%, RFUCCT1Y + 1.635%, 12/01/2050(A)	153	146
FHLMC Multiclass Certificates, Ser 2020-RR02, Cl BX, IO
1.666%, 08/27/2028(A)	2,000	62
FHLMC Multiclass Certificates, Ser 2021-P009, Cl A2
1.878%, 01/25/2031	975	876
FHLMC Multifamily Structured Pass Through Certificates, Ser 151, Cl X1, IO
0.181%, 10/25/2032(A)	18,939	240
FHLMC Multifamily Structured Pass Through Certificates, Ser 1519, Cl X1, IO
0.586%, 12/25/2035(A)	16,154	644
FHLMC Multifamily Structured Pass Through Certificates, Ser 152, Cl X1, IO
0.154%, 11/25/2032(A)	14,630	168
FHLMC Multifamily Structured Pass Through Certificates, Ser 1520, Cl X1, IO
0.468%, 02/25/2036(A)	4,925	158
FHLMC Multifamily Structured Pass Through Certificates, Ser 154, Cl X1, IO
0.353%, 01/25/2033(A)	6,794	156
FHLMC Multifamily Structured Pass Through Certificates, Ser K093, Cl X1, IO
0.939%, 05/25/2029(A)	3,626	84
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl X1, IO
0.873%, 06/25/2029(A)	2,886	67
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl XAM, IO
1.147%, 06/25/2029(A)	6,800	221
FHLMC Multifamily Structured Pass Through Certificates, Ser K106, Cl X1, IO
1.313%, 01/25/2030(A)	3,226	134
FHLMC Multifamily Structured Pass Through Certificates, Ser K120, Cl X1, IO
1.023%, 10/25/2030(A)	5,311	192
FHLMC Multifamily Structured Pass Through Certificates, Ser K128, Cl X1, IO
0.507%, 03/25/2031(A)	17,749	352
FHLMC Multifamily Structured Pass Through Certificates, Ser K133, Cl X1, IO
0.343%, 09/25/2031(A)	15,526	247
FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Cl X1, IO
0.391%, 12/25/2031(A)	8,666	131
FHLMC Multifamily Structured Pass Through Certificates, Ser K142, Cl X1, IO
0.297%, 03/25/2032(A)	6,774	106

188	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser K143, Cl X1, IO
0.343%, 04/25/2055(A)	$6,954	$129
FHLMC Multifamily Structured Pass Through Certificates, Ser K145, Cl X1, IO
0.316%, 05/25/2032(A)	7,954	142
FHLMC Multifamily Structured Pass Through Certificates, Ser K147, Cl X1, IO
0.371%, 06/25/2032(A)	11,275	239
FHLMC Multifamily Structured Pass Through Certificates, Ser K149, Cl X1, IO
0.265%, 08/25/2032(A)	11,218	188
FHLMC Multifamily Structured Pass Through Certificates, Ser K540, Cl AS
4.169%, SOFR30A + 0.520%, 11/25/2029(A)	1,930	1,926
FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Cl X1, IO
0.603%, 03/25/2028(A)	4,577	41
FHLMC Multifamily Structured Pass Through Certificates, Ser KC05, Cl X1, IO
1.117%, 06/25/2027(A)	915	7
FHLMC Multifamily Structured Pass Through Certificates, Ser Q032, Cl A
4.950%, 11/25/2054(A)	2,186	2,185
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	295	306
FHLMC REMICS CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	2	2
FHLMC REMICS CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	16	16
FHLMC REMICS CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	8	8
FHLMC REMICS CMO, Ser 2003-2671, Cl S
7.870%, 09/15/2033(A)	13	13
FHLMC REMICS CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	26	26
FHLMC REMICS CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	59	59
FHLMC REMICS CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(B)	2	1
FHLMC REMICS CMO, Ser 2009-3546, Cl A
5.870%, 02/15/2039(A)	20	20
FHLMC REMICS CMO, Ser 2010-3693, Cl FC
4.257%, SOFR30A + 0.614%, 07/15/2040(A)	410	407
FHLMC REMICS CMO, Ser 2011-3866, Cl SA, IO
2.193%, 05/15/2041(A)	168	12
FHLMC REMICS CMO, Ser 2011-3919, Cl FA
4.257%, SOFR30A + 0.614%, 09/15/2041(A)	401	398
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMICS CMO, Ser 2011-3958, Cl AF
4.207%, SOFR30A + 0.564%, 11/15/2041(A)	$363	$359
FHLMC REMICS CMO, Ser 2011-3975, Cl FA
4.247%, SOFR30A + 0.604%, 12/15/2041(A)	335	332
FHLMC REMICS CMO, Ser 2012-3990, Cl FG
4.207%, SOFR30A + 0.564%, 01/15/2042(A)	413	410
FHLMC REMICS CMO, Ser 2012-4010, Cl KM
3.000%, 01/15/2042	138	131
FHLMC REMICS CMO, Ser 2012-4030, Cl HS, IO
2.853%, 04/15/2042(A)	18	2
FHLMC REMICS CMO, Ser 2012-4059, Cl FP
4.207%, SOFR30A + 0.564%, 06/15/2042(A)	500	495
FHLMC REMICS CMO, Ser 2012-4091, Cl BX
3.250%, 10/15/2041	843	790
FHLMC REMICS CMO, Ser 2012-4091, Cl EX
3.375%, 07/15/2042	526	491
FHLMC REMICS CMO, Ser 2012-4091, Cl FN
4.157%, SOFR30A + 0.514%, 08/15/2042(A)	484	478
FHLMC REMICS CMO, Ser 2012-4091, Cl MX
3.250%, 02/15/2042	652	606
FHLMC REMICS CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	288	283
FHLMC REMICS CMO, Ser 2012-4117, Cl HB
2.500%, 10/15/2042	581	519
FHLMC REMICS CMO, Ser 2013-4160, Cl HP
2.500%, 01/15/2033	488	467
FHLMC REMICS CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	582	574
FHLMC REMICS CMO, Ser 2013-4184, Cl FN
4.107%, SOFR30A + 0.464%, 03/15/2043(A)	319	314
FHLMC REMICS CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	549	463
FHLMC REMICS CMO, Ser 2013-4240, Cl FA
4.257%, SOFR30A + 0.614%, 08/15/2043(A)	1,588	1,568
FHLMC REMICS CMO, Ser 2013-4281, Cl FA
4.157%, SOFR30A + 0.514%, 12/15/2043(A)	281	278
FHLMC REMICS CMO, Ser 2014-4290, Cl LF
4.157%, SOFR30A + 0.514%, 07/15/2035(A)	673	667
FHLMC REMICS CMO, Ser 2014-4303, Cl FA
4.107%, SOFR30A + 0.464%, 02/15/2044(A)	449	443
FHLMC REMICS CMO, Ser 2015-4427, Cl CE
3.000%, 02/15/2034	80	80

SEI Institutional Investments Trust	189

SCHEDULE OF INVESTMENTS

May 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMICS CMO, Ser 2015-4446, Cl CP
2.250%, 03/15/2045	$734	$655
FHLMC REMICS CMO, Ser 2016-4582, Cl HA
3.000%, 09/15/2045	2,598	2,435
FHLMC REMICS CMO, Ser 2016-4587, Cl AF
4.107%, SOFR30A + 0.464%, 06/15/2046(A)	773	767
FHLMC REMICS CMO, Ser 2016-4604, Cl FB
4.157%, SOFR30A + 0.514%, 08/15/2046(A)	2,041	2,018
FHLMC REMICS CMO, Ser 2016-4611, Cl BF
4.157%, SOFR30A + 0.514%, 06/15/2041(A)	5,094	5,038
FHLMC REMICS CMO, Ser 2016-4620, Cl LF
4.157%, SOFR30A + 0.514%, 10/15/2046(A)	855	847
FHLMC REMICS CMO, Ser 2017-4709, Cl FA
4.057%, SOFR30A + 0.414%, 08/15/2047(A)	532	524
FHLMC REMICS CMO, Ser 2017-4719, Cl LA
3.500%, 09/15/2047	933	866
FHLMC REMICS CMO, Ser 2017-4719, Cl LM
3.000%, 09/15/2047	605	544
FHLMC REMICS CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	972	883
FHLMC REMICS CMO, Ser 2018-4753, Cl BD
3.000%, 01/15/2048	640	570
FHLMC REMICS CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	238	207
FHLMC REMICS CMO, Ser 2018-4826, Cl KF
4.057%, SOFR30A + 0.414%, 09/15/2048(A)	542	530
FHLMC REMICS CMO, Ser 2018-4854, Cl FB
4.057%, SOFR30A + 0.414%, 01/15/2049(A)	1,332	1,314
FHLMC REMICS CMO, Ser 2018-4857, Cl JA
3.350%, 01/15/2049	2,195	2,099
FHLMC REMICS CMO, Ser 2019-4879, Cl BC
3.000%, 04/15/2049	106	94
FHLMC REMICS CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	887	815
FHLMC REMICS CMO, Ser 2019-4903, Cl NF
4.127%, SOFR30A + 0.514%, 08/25/2049(A)	464	456
FHLMC REMICS CMO, Ser 2019-4927, Cl BG
3.000%, 11/25/2049	1,039	952
FHLMC REMICS CMO, Ser 2019-4937, Cl MD
2.500%, 10/25/2049	1,028	905
FHLMC REMICS CMO, Ser 2019-4940, Cl AG
3.000%, 05/15/2040	625	591
FHLMC REMICS CMO, Ser 2019-4944, Cl AC
2.400%, 05/15/2044	2,482	2,209
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMICS CMO, Ser 2020-4951, Cl EA
2.500%, 09/15/2044	$929	$822
FHLMC REMICS CMO, Ser 2020-4954, Cl LB
2.500%, 02/25/2050	423	369
FHLMC REMICS CMO, Ser 2020-4957, Cl MY
3.000%, 02/25/2050	790	660
FHLMC REMICS CMO, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050	3,133	729
FHLMC REMICS CMO, Ser 2020-4988, Cl KF
4.077%, SOFR30A + 0.464%, 07/25/2050(A)	796	786
FHLMC REMICS CMO, Ser 2020-4991, Cl QV
2.000%, 09/25/2045	437	374
FHLMC REMICS CMO, Ser 2020-5020, Cl ET
3.500%, 10/25/2050	934	855
FHLMC REMICS CMO, Ser 2020-5058, Cl BC
5.000%, 11/25/2050	692	677
FHLMC REMICS CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	1,642	1,330
FHLMC REMICS CMO, Ser 2021-5092, Cl AP
2.000%, 04/25/2041	547	482
FHLMC REMICS CMO, Ser 2021-5092, Cl HE
2.000%, 02/25/2051	1,094	916
FHLMC REMICS CMO, Ser 2021-5114, Cl AD
1.500%, 08/25/2047	6,892	5,930
FHLMC REMICS CMO, Ser 2021-5118, Cl CA
1.500%, 10/15/2033	1,013	938
FHLMC REMICS CMO, Ser 2022-5200, Cl KQ
3.000%, 09/25/2049	122	113
FHLMC REMICS CMO, Ser 2022-5202, Cl KA
2.500%, 06/25/2049	1,036	926
FHLMC REMICS CMO, Ser 2022-5202, Cl TA
2.500%, 12/25/2048	2,188	1,994
FHLMC REMICS CMO, Ser 2022-5207, Cl PA
3.000%, 06/25/2051	1,442	1,287
FHLMC REMICS CMO, Ser 2022-5217, Cl CD
2.500%, 07/25/2049	1,195	1,110
FHLMC REMICS CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	2,000	1,844
FHLMC REMICS CMO, Ser 2022-5228, Cl TN
3.500%, 07/25/2039	678	649
FHLMC REMICS CMO, Ser 2023-5293, Cl IO, IO
2.000%, 03/25/2051	4,813	599
FHLMC REMICS CMO, Ser 2023-5335, Cl FB
4.457%, SOFR30A + 0.814%, 10/15/2039(A)	1,824	1,829
FHLMC REMICS CMO, Ser 2024-5396, Cl HF
4.562%, SOFR30A + 0.950%, 04/25/2054(A)	2,280	2,286
FHLMC REMICS CMO, Ser 2024-5410, Cl JY
3.000%, 03/15/2044	1,201	1,030

190	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMICS CMO, Ser 2024-5451, Cl FD
4.157%, SOFR30A + 0.514%, 01/15/2044(A)	$891	$878
FHLMC REMICS CMO, Ser 2024-5452, Cl KY
3.000%, 03/15/2044	1,400	1,213
FHLMC REMICS CMO, Ser 2024-5473, Cl BF
4.912%, SOFR30A + 1.300%, 11/25/2054(A)	1,679	1,694
FHLMC REMICS CMO, Ser 2025-5529, Cl HA
3.000%, 03/15/2043	878	829
FHLMC REMICS CMO, Ser 2025-5605, Cl NF
4.562%, SOFR30A + 0.950%, 12/25/2055(A)	12,648	12,654
FHLMC STRIPS CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	1,138	1,035
FHLMC STRIPS CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	591	541
FHLMC STRIPS CMO, Ser 2014-326, Cl F2
4.307%, SOFR30A + 0.664%, 03/15/2044(A)	703	702
FHLMC STRIPS CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	1,608	1,436
FHLMC STRIPS CMO, Ser 2023-390, Cl C12, IO
4.000%, 11/15/2052	14,190	3,138
FNMA
8.000%, 01/01/2030 to 06/01/2031	6	6
7.500%, 02/01/2031 to 11/01/2038	36	37
7.000%, 01/01/2032 to 01/01/2039	193	204
6.500%, 05/01/2027 to 11/01/2055	4,457	4,736
6.000%, 02/01/2032 to 02/01/2056	78,613	81,084
5.500%, 12/01/2033 to 10/01/2055	128,008	129,266
5.350%, 07/01/2033	100	101
5.000%, 05/01/2034 to 04/01/2054	58,432	57,992
4.500%, 11/01/2031 to 01/01/2059	84,408	81,843
4.270%, 10/01/2032	189	186
4.200%, 01/01/2029	1,665	1,659
4.000%, 01/01/2027 to 09/01/2062	105,325	99,482
3.500%, 07/01/2031 to 05/01/2052	43,228	40,011
3.310%, 03/01/2028	1,805	1,778
3.000%, 05/01/2029 to 07/01/2060	229,089	206,630
2.500%, 03/01/2035 to 09/01/2061	118,281	101,236
2.435%, 10/01/2051	4,742	3,020
2.000%, 02/01/2031 to 04/01/2052	145,989	121,056
1.850%, 09/01/2035	902	795
1.790%, 08/01/2031	1,403	1,226
FNMA ACES, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	79	72
FNMA ACES, Ser 2018-M15, Cl 1A2
3.700%, 01/25/2036	600	566
FNMA ACES, Ser 2019-M4, Cl A2
3.610%, 02/25/2031	274	264
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA ARM
6.004%, RFUCCT1Y + 1.559%, 12/01/2035(A)	$6	$7
5.605%, SOFR30A + 2.080%, 12/01/2053(A)	1,114	1,122
5.578%, SOFR30A + 2.060%, 08/01/2055(A)	1,849	1,878
5.321%, SOFR30A + 2.339%, 08/01/2054(A)	2,464	2,493
5.161%, SOFR30A + 2.318%, 02/01/2055(A)	2,957	2,980
5.016%, SOFR30A + 2.300%, 04/01/2056(A)	1,360	1,363
4.965%, SOFR30A + 2.310%, 05/01/2055(A)	1,897	1,903
4.850%, SOFR30A + 2.276%, 07/01/2054(A)	4,165	4,180
4.671%, SOFR30A + 2.298%, 04/01/2053(A)	8,150	8,196
4.633%, SOFR30A + 2.129%, 08/01/2052(A)	1,070	1,072
4.585%, SOFR30A + 2.127%, 08/01/2052(A)	2,127	2,130
4.353%, SOFR30A + 2.126%, 07/01/2052(A)	1,889	1,883
4.333%, SOFR30A + 2.158%, 01/01/2055(A)	1,973	2,028
4.131%, SOFR30A + 2.135%, 10/01/2052(A)	3,619	3,710
4.128%, SOFR30A + 2.125%, 11/01/2052(A)	1,251	1,280
4.103%, SOFR30A + 2.120%, 09/01/2052(A)	1,450	1,487
2.754%, RFUCCT1Y + 1.606%, 06/01/2050(A)	707	684
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	178	175
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	34	3
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/25/2033	54	6
FNMA Interest STRIPS CMO, Ser 2022-426, Cl C39, IO
2.000%, 09/25/2051	8,095	1,006
FNMA Interest STRIPS CMO, Ser 2022-426, Cl C43, IO
2.000%, 07/25/2050	6,993	867
FNMA Interest STRIPS CMO, Ser 2022-426, Cl C44, IO
2.000%, 03/25/2052	16,745	2,097

SEI Institutional Investments Trust	191

SCHEDULE OF INVESTMENTS

May 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Interest STRIPS CMO, Ser 2022-426, Cl C45, IO
2.000%, 07/25/2051	$19,176	$2,365
FNMA Interest STRIPS CMO, Ser 2023-438, Cl C24, IO
4.000%, 07/25/2053	9,104	2,022
FNMA Interest STRIPS CMO, Ser 2024-440, Cl C6, IO
2.000%, 10/25/2052	13,776	1,719
FNMA REMICS CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	7	7
FNMA REMICS CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	5	5
FNMA REMICS CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034(A)	2	2
FNMA REMICS CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	133	136
FNMA REMICS CMO, Ser 2006-125, Cl SM, IO
3.473%, 01/25/2037(A)	123	13
FNMA REMICS CMO, Ser 2006-33, Cl LS
13.380%, 05/25/2036(A)	16	19
FNMA REMICS CMO, Ser 2006-46, Cl SW
10.536%, 06/25/2036(A)	13	14
FNMA REMICS CMO, Ser 2006-51, Cl SP, IO
2.923%, 03/25/2036(A)	6	–
FNMA REMICS CMO, Ser 2007-64, Cl FA
4.197%, SOFR30A + 0.584%, 07/25/2037(A)	3	3
FNMA REMICS CMO, Ser 2007-68, Cl SC, IO
2.973%, 07/25/2037(A)	50	5
FNMA REMICS CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	3	3
FNMA REMICS CMO, Ser 2009-103, Cl MB
6.060%, 12/25/2039(A)	30	30
FNMA REMICS CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(B)	163	147
FNMA REMICS CMO, Ser 2010-107, Cl FB
4.137%, SOFR30A + 0.524%, 09/25/2040(A)	369	366
FNMA REMICS CMO, Ser 2010-111, Cl KF
4.127%, SOFR30A + 0.514%, 10/25/2040(A)	2,394	2,381
FNMA REMICS CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	199	199
FNMA REMICS CMO, Ser 2011-117, Cl AF
4.177%, SOFR30A + 0.564%, 11/25/2041(A)	329	325
FNMA REMICS CMO, Ser 2011-117, Cl FA
4.177%, SOFR30A + 0.564%, 11/25/2041(A)	778	771
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMICS CMO, Ser 2011-127, Cl FC
4.177%, SOFR30A + 0.564%, 12/25/2041(A)	$358	$355
FNMA REMICS CMO, Ser 2011-142, Cl EF
4.227%, SOFR30A + 0.614%, 01/25/2042(A)	410	407
FNMA REMICS CMO, Ser 2011-2, Cl WA
5.793%, 02/25/2051(A)	20	20
FNMA REMICS CMO, Ser 2011-55, Cl FH
4.167%, SOFR30A + 0.554%, 06/25/2041(A)	308	306
FNMA REMICS CMO, Ser 2011-75, Cl FA
4.277%, SOFR30A + 0.664%, 08/25/2041(A)	10	10
FNMA REMICS CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	595	543
FNMA REMICS CMO, Ser 2012-12, Cl FA
4.227%, SOFR30A + 0.614%, 02/25/2042(A)	356	354
FNMA REMICS CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	1	1
FNMA REMICS CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	153	159
FNMA REMICS CMO, Ser 2012-47, Cl JF
4.227%, SOFR30A + 0.614%, 05/25/2042(A)	481	477
FNMA REMICS CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043(B)	404	303
FNMA REMICS CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043(B)	884	663
FNMA REMICS CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	1,074	983
FNMA REMICS CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	365	383
FNMA REMICS CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	363	371
FNMA REMICS CMO, Ser 2014-25, Cl EL
3.000%, 05/25/2044	843	766
FNMA REMICS CMO, Ser 2014-74, Cl FC
4.127%, SOFR30A + 0.514%, 11/25/2044(A)	447	440
FNMA REMICS CMO, Ser 2015-32, Cl FA
4.027%, SOFR30A + 0.414%, 05/25/2045(A)	787	768
FNMA REMICS CMO, Ser 2015-39, Cl LZ
3.000%, 06/25/2045	37	33
FNMA REMICS CMO, Ser 2015-48, Cl FB
4.027%, SOFR30A + 0.414%, 07/25/2045(A)	924	902
FNMA REMICS CMO, Ser 2015-65, Cl CZ
3.500%, 09/25/2045	582	513
FNMA REMICS CMO, Ser 2015-72, Cl GL
3.000%, 10/25/2045	668	584

192	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMICS CMO, Ser 2015-8, Cl AP
2.000%, 03/25/2045	$1,392	$1,244
FNMA REMICS CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	908	855
FNMA REMICS CMO, Ser 2016-11, Cl CF
4.077%, SOFR30A + 0.464%, 03/25/2046(A)	364	360
FNMA REMICS CMO, Ser 2016-19, Cl FD
4.127%, SOFR30A + 0.514%, 04/25/2046(A)	2,635	2,612
FNMA REMICS CMO, Ser 2016-22, Cl FA
4.127%, SOFR30A + 0.514%, 04/25/2046(A)	984	973
FNMA REMICS CMO, Ser 2016-22, Cl FG
4.127%, SOFR30A + 0.514%, 04/25/2046(A)	854	844
FNMA REMICS CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	1,395	1,302
FNMA REMICS CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	2,667	2,264
FNMA REMICS CMO, Ser 2016-64, Cl BC
1.750%, 09/25/2046	937	875
FNMA REMICS CMO, Ser 2016-64, Cl PE
2.500%, 09/25/2046	984	756
FNMA REMICS CMO, Ser 2016-69, Cl BF
4.127%, SOFR30A + 0.514%, 10/25/2046(A)	925	917
FNMA REMICS CMO, Ser 2016-75, Cl FE
4.127%, SOFR30A + 0.514%, 10/25/2046(A)	692	686
FNMA REMICS CMO, Ser 2016-78, Cl FA
4.127%, SOFR30A + 0.514%, 03/25/2044(A)	359	354
FNMA REMICS CMO, Ser 2016-79, Cl FH
4.127%, SOFR30A + 0.514%, 11/25/2046(A)	697	691
FNMA REMICS CMO, Ser 2016-82, Cl FE
4.127%, SOFR30A + 0.514%, 11/25/2046(A)	1,532	1,519
FNMA REMICS CMO, Ser 2016-82, Cl FH
4.127%, SOFR30A + 0.514%, 11/25/2046(A)	1,208	1,195
FNMA REMICS CMO, Ser 2016-84, Cl FB
4.127%, SOFR30A + 0.514%, 11/25/2046(A)	582	575
FNMA REMICS CMO, Ser 2016-86, Cl FE
4.127%, SOFR30A + 0.514%, 11/25/2046(A)	1,507	1,490
FNMA REMICS CMO, Ser 2016-91, Cl AF
4.127%, SOFR30A + 0.514%, 12/25/2046(A)	611	606
FNMA REMICS CMO, Ser 2017-11, Cl FA
4.127%, SOFR30A + 0.514%, 03/25/2047(A)	284	282
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMICS CMO, Ser 2017-113, Cl FB
3.977%, SOFR30A + 0.364%, 01/25/2048(A)	$289	$285
FNMA REMICS CMO, Ser 2017-12, Cl FD
4.127%, SOFR30A + 0.514%, 03/25/2047(A)	691	684
FNMA REMICS CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	536	499
FNMA REMICS CMO, Ser 2017-23, Cl FA
4.127%, SOFR30A + 0.514%, 04/25/2047(A)	670	663
FNMA REMICS CMO, Ser 2017-24, Cl PG
2.625%, 04/25/2047	2,870	2,508
FNMA REMICS CMO, Ser 2017-26, Cl FA
4.077%, SOFR30A + 0.464%, 04/25/2047(A)	1,722	1,704
FNMA REMICS CMO, Ser 2017-35, Cl MC
2.625%, 12/25/2044	1,916	1,862
FNMA REMICS CMO, Ser 2017-82, Cl FE
3.977%, SOFR30A + 0.364%, 10/25/2047(A)	548	543
FNMA REMICS CMO, Ser 2017-9, Cl BF
4.127%, SOFR30A + 0.514%, 03/25/2047(A)	859	851
FNMA REMICS CMO, Ser 2017-9, Cl DF
4.127%, SOFR30A + 0.514%, 03/25/2047(A)	613	607
FNMA REMICS CMO, Ser 2017-9, Cl EF
4.127%, SOFR30A + 0.514%, 03/25/2047(A)	340	337
FNMA REMICS CMO, Ser 2017-96, Cl FB
4.027%, SOFR30A + 0.414%, 12/25/2047(A)	1,000	985
FNMA REMICS CMO, Ser 2018-1, Cl FA
3.977%, SOFR30A + 0.364%, 02/25/2048(A)	324	319
FNMA REMICS CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	932	884
FNMA REMICS CMO, Ser 2018-36, Cl FD
3.977%, SOFR30A + 0.364%, 06/25/2048(A)	1,417	1,400
FNMA REMICS CMO, Ser 2018-38, Cl MA
3.300%, 06/25/2048	1,134	1,078
FNMA REMICS CMO, Ser 2018-38, Cl PA
3.500%, 06/25/2047	369	360
FNMA REMICS CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	821	718
FNMA REMICS CMO, Ser 2018-45, Cl TM
3.000%, 06/25/2048	936	837
FNMA REMICS CMO, Ser 2018-55, Cl GA
3.375%, 08/25/2048	847	808
FNMA REMICS CMO, Ser 2018-64, Cl A
3.000%, 09/25/2048	856	760

SEI Institutional Investments Trust	193

SCHEDULE OF INVESTMENTS

May 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMICS CMO, Ser 2018-74, Cl AB
3.500%, 10/25/2048	$202	$187
FNMA REMICS CMO, Ser 2018-85, Cl EA
3.500%, 12/25/2048	638	614
FNMA REMICS CMO, Ser 2018-86, Cl JA
4.000%, 05/25/2047	34	34
FNMA REMICS CMO, Ser 2019-1, Cl AB
3.500%, 02/25/2049	521	478
FNMA REMICS CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	1,030	956
FNMA REMICS CMO, Ser 2019-43, Cl FC
4.127%, SOFR30A + 0.514%, 08/25/2049(A)	924	907
FNMA REMICS CMO, Ser 2019-45, Cl PA
3.000%, 08/25/2049	305	268
FNMA REMICS CMO, Ser 2019-52, Cl PA
3.000%, 09/25/2049	91	82
FNMA REMICS CMO, Ser 2019-79, Cl FA
4.227%, SOFR30A + 0.614%, 01/25/2050(A)	1,539	1,511
FNMA REMICS CMO, Ser 2020-34, Cl AG
2.000%, 06/25/2035	2,230	2,115
FNMA REMICS CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	788	483
FNMA REMICS CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	701	582
FNMA REMICS CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	1,547	1,236
FNMA REMICS CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	1,320	1,157
FNMA REMICS CMO, Ser 2020-59, Cl NC
3.000%, 08/25/2040	1,015	942
FNMA REMICS CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	3,105	2,511
FNMA REMICS CMO, Ser 2021-40, Cl DW
2.000%, 06/25/2041	245	217
FNMA REMICS CMO, Ser 2021-65, Cl JA
2.000%, 01/25/2046	398	357
FNMA REMICS CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	1,748	1,416
FNMA REMICS CMO, Ser 2021-95, Cl CP
1.500%, 08/25/2051	576	491
FNMA REMICS CMO, Ser 2022-57, Cl BC
4.000%, 09/25/2052	126	119
FNMA REMICS CMO, Ser 2022-57, Cl FA
4.312%, SOFR30A + 0.700%, 09/25/2052(A)	12,130	11,938
FNMA REMICS CMO, Ser 2022-6, Cl CB
2.125%, 02/25/2052	746	440
FNMA REMICS CMO, Ser 2022-61, Cl F
4.312%, SOFR30A + 0.700%, 09/25/2052(A)	12,515	12,348
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMICS CMO, Ser 2022-62, Cl KA
3.250%, 09/25/2052	$726	$676
FNMA REMICS CMO, Ser 2023-2, Cl CI, IO
2.000%, 10/25/2050	4,142	528
FNMA REMICS CMO, Ser 2023-37, Cl FH
4.127%, SOFR30A + 0.514%, 01/25/2050(A)	1,895	1,863
FNMA REMICS CMO, Ser 2023-38, Cl FC
4.277%, SOFR30A + 0.664%, 06/25/2040(A)	1,410	1,404
FNMA REMICS CMO, Ser 2023-38, Cl FD
4.510%, SOFR30A + 0.864%, 10/25/2039(A)	458	456
FNMA REMICS CMO, Ser 2023-39, Cl AI, IO
2.000%, 07/25/2052	129,500	16,141
FNMA REMICS CMO, Ser 2024-56, Cl QZ
4.000%, 10/25/2045	2,260	1,995
FNMA REMICS CMO, Ser 2025-67, Cl BY
2.500%, 01/25/2057	1,335	909
FNMA REMICS CMO, Ser 2025-95, Cl FC
4.312%, SOFR30A + 0.700%, 09/25/2052(A)	4,098	4,101
FNMA REMICS CMO, Ser 2025-98, Cl PK
4.500%, 08/25/2054	14,873	14,638
GNMA
7.000%, 09/15/2028 to 10/15/2032	127	129
6.500%, 05/15/2028 to 07/15/2035	196	200
6.000%, 09/15/2028 to 01/20/2054	7,860	8,135
5.500%, 11/20/2052 to 02/20/2054	19,342	19,629
5.000%, 10/15/2039 to 08/20/2053	11,796	11,787
4.700%, 09/20/2061(A)	48	47
4.500%, 01/20/2040 to 10/20/2052	12,958	12,635
4.374%, 01/20/2069(A)	3	3
4.000%, 11/20/2047 to 10/20/2052	55,723	52,468
3.500%, 09/20/2045 to 11/20/2053	74,926	68,747
3.000%, 03/15/2043 to 06/20/2052	34,571	30,806
2.500%, 12/20/2037 to 02/20/2053	35,197	30,314
2.000%, 08/20/2050 to 10/20/2051	123,769	101,471
GNMA ARM
5.375%, H15T1Y + 1.500%, 07/20/2034(A)	2	2
GNMA CMO, Ser 2005-7, Cl JM
8.493%, 05/18/2034(A)	–	–
GNMA CMO, Ser 2007-78, Cl SA, IO
2.791%, 12/16/2037(A)	998	40
GNMA CMO, Ser 2009-106, Cl KS, IO
2.683%, 11/20/2039(A)	889	66
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	603	626
GNMA CMO, Ser 2009-66, Cl XS, IO
3.061%, 07/16/2039(A)	3	–
GNMA CMO, Ser 2010-163, Cl NC
4.000%, 12/20/2040	830	817

194	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2010-4, Cl NS, IO
2.651%, 01/16/2040(A)	$1,503	$160
GNMA CMO, Ser 2010-4, Cl SL, IO
2.661%, 01/16/2040(A)	32	3
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	17	3
GNMA CMO, Ser 2012-112, Cl IO, IO
0.104%, 02/16/2053(A)	1,653	5
GNMA CMO, Ser 2012-H07, Cl KI, IO
1.397%, 03/20/2062(A)	160	15
GNMA CMO, Ser 2013-152, Cl HA
2.500%, 06/20/2043	1,176	1,084
GNMA CMO, Ser 2013-163, Cl IO, IO
1.008%, 02/16/2046(A)	775	13
GNMA CMO, Ser 2014-133, Cl BP
2.250%, 09/20/2044	818	731
GNMA CMO, Ser 2014-181, Cl L
3.000%, 12/20/2044	714	643
GNMA CMO, Ser 2015-144, Cl CA
2.500%, 10/20/2045	1,099	963
GNMA CMO, Ser 2016-136, Cl A
3.000%, 07/20/2044	669	604
GNMA CMO, Ser 2016-93, Cl AB
1.750%, 07/20/2044	1,496	1,258
GNMA CMO, Ser 2016-99, Cl TL
2.000%, 04/16/2044	1,359	1,138
GNMA CMO, Ser 2017-135, Cl AG
2.600%, 08/16/2058	458	391
GNMA CMO, Ser 2017-139, Cl GA
3.000%, 09/20/2047	2,508	2,255
GNMA CMO, Ser 2017-171, Cl IO, IO
0.621%, 09/16/2059(A)	4,472	161
GNMA CMO, Ser 2018-168, Cl PA
4.000%, 08/20/2048	129	123
GNMA CMO, Ser 2018-65, Cl DC
3.500%, 05/20/2048	1,016	934
GNMA CMO, Ser 2019-15, Cl GT
3.500%, 02/20/2049	597	542
GNMA CMO, Ser 2019-158, Cl PG
2.250%, 12/20/2049	1,022	858
GNMA CMO, Ser 2019-158, Cl PK
1.750%, 12/20/2049	1,277	1,041
GNMA CMO, Ser 2019-158, Cl PL
1.500%, 12/20/2049	2,376	1,904
GNMA CMO, Ser 2019-18, Cl TP
3.500%, 02/20/2049	77	69
GNMA CMO, Ser 2019-71, Cl PT
3.000%, 06/20/2049	51	46
GNMA CMO, Ser 2019-78, Cl PT
2.500%, 08/20/2044	963	861
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	205	183
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2019-96, Cl DE
2.350%, 08/20/2049	$752	$640
GNMA CMO, Ser 2020-109, Cl AI, IO
0.903%, 05/16/2060(A)	1,653	99
GNMA CMO, Ser 2020-112, Cl AB
1.500%, 08/20/2050	2,014	1,609
GNMA CMO, Ser 2020-17, Cl AP
2.250%, 01/20/2050	937	804
GNMA CMO, Ser 2020-17, Cl PD
2.250%, 01/20/2050	984	835
GNMA CMO, Ser 2020-173, Cl MI, IO
2.500%, 11/20/2050	5,066	759
GNMA CMO, Ser 2020-184, Cl IO, IO
0.910%, 11/16/2060(A)	2,620	175
GNMA CMO, Ser 2020-21, Cl GV
2.250%, 10/20/2049	865	751
GNMA CMO, Ser 2020-31, Cl E
2.000%, 09/20/2049	2,274	1,953
GNMA CMO, Ser 2020-63, Cl UD
1.750%, 04/20/2050	808	659
GNMA CMO, Ser 2020-95, Cl A
1.625%, 07/20/2050	3,459	2,794
GNMA CMO, Ser 2021-11, Cl IX, IO
1.162%, 12/16/2062(A)	2,955	244
GNMA CMO, Ser 2021-14, Cl IO, IO
1.333%, 06/16/2063(A)	5,046	456
GNMA CMO, Ser 2021-147, Cl KI, IO
1.144%, 06/16/2061(A)	4,990	399
GNMA CMO, Ser 2021-169, Cl IO, IO
1.113%, 06/16/2061(A)	2,775	223
GNMA CMO, Ser 2021-181, Cl IO, IO
0.981%, 07/16/2063(A)	2,836	191
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	54	44
GNMA CMO, Ser 2021-223, Cl P
2.000%, 06/20/2051	1,631	1,425
GNMA CMO, Ser 2021-27, Cl BD
5.000%, 02/20/2051	976	957
GNMA CMO, Ser 2021-27, Cl CW
5.000%, 02/20/2051(A)	675	662
GNMA CMO, Ser 2021-27, Cl Q
5.000%, 02/20/2051	966	947
GNMA CMO, Ser 2021-29, Cl AG
5.000%, 02/20/2051	123	120
GNMA CMO, Ser 2021-37, Cl IO, IO
0.797%, 01/16/2061(A)	2,645	153
GNMA CMO, Ser 2021-5, Cl IO, IO
1.111%, 01/16/2061(A)	4,127	325
GNMA CMO, Ser 2021-60, Cl IO, IO
0.826%, 05/16/2063(A)	2,219	132
GNMA CMO, Ser 2021-68, Cl IO, IO
0.878%, 10/16/2062(A)	2,672	165

SEI Institutional Investments Trust	195

SCHEDULE OF INVESTMENTS

May 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2021-77, Cl LC
1.250%, 07/20/2050	$95	$74
GNMA CMO, Ser 2021-8, Cl AQ
5.000%, 01/20/2051	122	120
GNMA CMO, Ser 2021-89, Cl LK
2.000%, 05/20/2051	2,049	1,678
GNMA CMO, Ser 2022-153, Cl KA
4.000%, 12/20/2049	953	930
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	1,308	1,093
GNMA CMO, Ser 2022-197, Cl LF
4.325%, SOFR30A + 0.700%, 11/20/2052(A)	4,074	4,061
GNMA CMO, Ser 2022-24, Cl AH
2.500%, 02/20/2052	537	462
GNMA CMO, Ser 2022-34, Cl DN
3.500%, 09/20/2041	1,933	1,836
GNMA CMO, Ser 2022-46, Cl LY
3.000%, 03/20/2052	616	509
GNMA CMO, Ser 2022-66, Cl CG
3.500%, 04/20/2052	2,161	2,048
GNMA CMO, Ser 2022-66, Cl Y
3.500%, 04/20/2052	888	732
GNMA CMO, Ser 2022-78, Cl HW
2.500%, 04/20/2052	952	756
GNMA CMO, Ser 2022-9, Cl GA
2.000%, 01/20/2052	921	756
GNMA CMO, Ser 2022-99, Cl JW
2.500%, 01/20/2052	400	337
GNMA CMO, Ser 2023-179, Cl IO, IO
0.609%, 09/16/2063(A)	15,654	679
GNMA CMO, Ser 2024-110, Cl JL
3.000%, 10/20/2049	1,659	1,426
GNMA CMO, Ser 2024-184, Cl GC
3.500%, 10/20/2051	8,159	7,795
GNMA CMO, Ser 2024-45, Cl BD
2.000%, 03/20/2054	781	718
GNMA CMO, Ser 2025-1, Cl GC
3.500%, 10/20/2051	19,380	18,478
GNMA CMO, Ser 2025-7, Cl EL
2.500%, 01/20/2055	710	503
GNMA CMO, Ser 2025-89, Cl GT
3.000%, 05/20/2055	14,388	12,846
GNMA CMO, Ser 218, Cl IO, IO
0.964%, 10/16/2061(A)	2,629	189
GNMA CMO, Ser 53, Cl IO, IO
0.514%, 11/16/2056(A)	6,770	190
GNMA CMO, Ser 54, Cl IO, IO
1.603%, 09/16/2063(A)	2,506	289
GNMA CMO, Ser 59, Cl IO, IO
0.570%, 02/16/2062(A)	3,238	132
GNMA CMO, Ser 63, Cl IO, IO
0.816%, 04/16/2061(A)	3,284	193
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 68, Cl IO, IO
1.615%, 05/16/2060(A)	$4,214	$459
GNMA CMO, Ser 7, Cl IO, IO
0.541%, 12/16/2058(A)	5,924	171
GNMA CMO, Ser 89, Cl IA, IO
1.163%, 04/16/2062(A)	2,853	226
GNMA CMO, Ser 92, Cl AH
2.000%, 06/16/2064	4,408	3,350
GNMA CMO, Ser 92, Cl IA, IO
0.611%, 06/16/2064(A)	3,919	196
GNMA CMO, Ser 94, Cl IO, IO
0.841%, 02/16/2063(A)	3,077	183
GNMA TBA
5.500%, 06/15/2056	26,775	26,940
5.000%, 06/15/2040	18,500	18,267
4.500%, 06/01/2039	2,075	1,996
4.000%, 06/15/2056	40,725	37,864
3.500%, 06/15/2056	28,875	26,009
2.500%, 06/15/2056	38,325	32,781
UMBS TBA
5.500%, 06/15/2056 to 07/15/2056	97,300	97,690
5.000%, 06/15/2056	152,037	149,565
4.500%, 06/15/2056	74,115	71,143
4.000%, 06/15/2056	113,067	105,849
3.500%, 06/15/2056	147,260	133,838
3.000%, 06/15/2056	32,125	28,053
2.500%, 06/15/2056	15,855	13,264
2.000%, 06/15/2056	24,090	19,265
		3,152,365
Non-Agency Mortgage-Backed Obligations — 5.8%
245 Park Avenue Trust, Ser 2017-245P, Cl A
3.508%, 06/05/2037(C)	5,293	5,232
ACREC LLC, Ser 2026-FL4, Cl AS
5.225%, TSFR1M + 1.600%, 01/18/2043(A)(C)	5,750	5,741
ALA Trust, Ser 2025-OANA, Cl A
5.371%, TSFR1M + 1.743%, 06/15/2040(A)(C)	5,000	5,020
ALA Trust, Ser 2025-OANA, Cl B
5.471%, TSFR1M + 1.842%, 06/15/2040(A)(C)	5,685	5,708
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(A)(C)	860	721
Angel Oak Mortgage Trust, Ser 2021-7, Cl A3
2.337%, 10/25/2066(A)(C)	525	458
Angel Oak Mortgage Trust, Ser 2022-2, Cl A1
4.077%, 01/25/2067(A)(C)	6,844	6,467
Angel Oak Mortgage Trust, Ser 2022-3, Cl A1
5.000%, 01/25/2067(C)	2,587	2,498

196	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust, Ser 2024-13, Cl A1
5.464%, 12/26/2069(A)(C)	$6,208	$6,224
Angel Oak Mortgage Trust, Ser 2025-10, Cl A1
4.960%, 09/25/2070(A)(C)	2,062	2,050
Arbor Realty Commercial Real Estate Notes, Ser 2022-FL1, Cl A
5.093%, SOFR30A + 1.450%, 01/15/2037(A)(C)	515	515
Arbor Realty Commercial Real Estate Notes, Ser 2025-FL1, Cl AS
5.436%, TSFR1M + 1.833%, 01/20/2043(A)(C)	5,743	5,746
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/2038(A)(C)	2,640	2,588
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
5.017%, 04/25/2037(A)	26	23
Banc of America Funding Trust, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	4	5
Banc of America Funding Trust, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	17	17
BANK, Ser 2022-BNK40, Cl A4
3.389%, 03/15/2064(A)	1,240	1,149
BANK, Ser 2024-BNK48, Cl ASB
4.971%, 10/15/2057	1,435	1,444
BANK, Ser BNK44, Cl A5
5.743%, 11/15/2055(A)	929	964
BANK5, Ser 2026-5YR21, Cl A3
5.525%, 04/15/2059	4,839	4,972
BANK5, Ser 2026-5YR22, Cl A3
5.713%, 06/15/2059(A)	4,201	4,343
Bayview MSR Opportunity Master Fund Trust, Ser 2021-5, Cl A5
2.500%, 11/25/2051(A)(C)	4,682	4,199
BBCMS Mortgage Trust, Ser 2018-C2, Cl ASB
4.236%, 12/15/2051	227	226
BBCMS Mortgage Trust, Ser 2020-C6, Cl A2
2.690%, 02/15/2053	862	810
BBCMS Mortgage Trust, Ser 2022-C17, Cl A5
4.441%, 09/15/2055	910	880
BBCMS Mortgage Trust, Ser 2025-5C33, Cl A4
5.839%, 03/15/2058	1,771	1,830
BBCMS Mortgage Trust, Ser 2025-5C37, Cl A3
5.015%, 09/15/2058	447	451
BBCMS Mortgage Trust, Ser 2025-C32, Cl A5
5.720%, 02/15/2062	3,845	4,023
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust, Ser C12, Cl A5
2.689%, 11/15/2054	$715	$634
BBCMS Mortgage Trust, Ser C18, Cl A5
5.710%, 12/15/2055(A)	1,760	1,824
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(C)	392	387
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
4.239%, 05/25/2034(A)	9	8
Benchmark Mortgage Trust, Ser 2021-B25, Cl A4
2.268%, 04/15/2054	847	773
Benchmark Mortgage Trust, Ser 2021-B31, Cl A5
2.669%, 12/15/2054	2,220	1,978
Benchmark Mortgage Trust, Ser 2022-B33, Cl A5
3.458%, 03/15/2055(A)	1,710	1,580
Benchmark Mortgage Trust, Ser 2022-B35, Cl A5
4.442%, 05/15/2055(A)	1,740	1,683
Benchmark Mortgage Trust, Ser 2022-B35, Cl AS
4.442%, 05/15/2055(A)	1,015	947
Benchmark Mortgage Trust, Ser 2026-B43, Cl A5
5.507%, 04/15/2063	1,120	1,154
Benchmark Mortgage Trust, Ser 2026-V21, Cl A3
5.127%, 03/15/2059	1,857	1,879
Benchmark, Ser 2026-V22, Cl A3
5.468%, 05/15/2059	2,827	2,897
BFLD Commercial Mortgage Trust, Ser 2025-660F, Cl A
5.127%, TSFR1M + 1.500%, 11/15/2042(A)(C)	3,890	3,900
BMO Mortgage Trust, Ser 2022-C1, Cl A1
2.198%, 02/15/2055	92	91
BPR Commercial Mortgage Trust, Ser 2025-STAR, Cl A
4.947%, 11/05/2042(A)(C)	2,020	2,008
BPR Mortgage Trust, Ser 2023-STON, Cl A
7.497%, 12/05/2039(C)	7,300	7,492
BRAVO Residential Funding Trust, Ser 2022-NQM1, Cl A1
4.626%, 09/25/2061(A)(C)	529	519
BRAVO Residential Funding Trust, Ser 2022-RPL1, Cl A1
2.750%, 09/25/2061(A)(C)	7,115	6,482
BRAVO Residential Funding Trust, Ser 2026-NQM1, Cl A2
5.104%, 12/25/2065(C)(D)	3,381	3,354

SEI Institutional Investments Trust	197

SCHEDULE OF INVESTMENTS

May 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BSPDF Issuer LLC, Ser 2026-FL3, Cl AS
5.325%, TSFR1M + 1.700%, 09/18/2043(A)(C)	$4,695	$4,700
BSPRT Issuer LLC, Ser 2026-FL13, Cl A
5.125%, TSFR1M + 1.500%, 10/18/2043(A)(C)	3,000	3,003
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(C)(D)	195	192
BX Commercial Mortgage Trust, Ser 2024-AIRC, Cl A
5.318%, TSFR1M + 1.691%, 08/15/2041(A)(C)	3,031	3,044
BX Commercial Mortgage Trust, Ser 2024-VLT5, Cl A
5.410%, 11/13/2046(A)(C)	2,080	2,078
BX Commercial Mortgage Trust, Ser 2026-CSMO, Cl A
5.027%, TSFR1M + 1.400%, 02/15/2043(A)(C)	3,490	3,499
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041(C)	995	941
BX Trust, Ser 2024-VLT4, Cl B
5.568%, TSFR1M + 1.941%, 06/15/2041(A)(C)	2,303	2,303
BX Trust, Ser 2025-ARIA, Cl A
5.031%, 12/13/2042(A)(C)	3,940	3,957
BX Trust, Ser 2025-ARIA, Cl B
5.177%, 12/13/2042(A)(C)	6,400	6,405
BX Trust, Ser 2025-GW, Cl A
5.227%, TSFR1M + 1.600%, 07/15/2042(A)(C)	3,775	3,784
BX Trust, Ser 2025-VLT7, Cl A
5.327%, TSFR1M + 1.700%, 07/15/2044(A)(C)	1,681	1,683
BX Trust, Ser 2025-VLT7, Cl B
5.627%, TSFR1M + 2.000%, 07/15/2044(A)(C)	4,320	4,321
BX Trust, Ser 2025-VOLT, Cl A
5.327%, TSFR1M + 1.700%, 12/15/2044(A)(C)	3,123	3,125
BX Trust, Ser 2025-VOLT, Cl B
5.727%, TSFR1M + 2.100%, 12/15/2044(A)(C)	4,510	4,513
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	1,240	1,219
Chase Home Lending Mortgage Trust, Ser 2025-RPL1, Cl A1A
3.375%, 04/25/2065(A)(C)	1,496	1,334
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 2A1
5.707%, 02/25/2037(A)	8	7
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 9A1
5.862%, 02/25/2037(A)	$7	$7
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 1A1
6.523%, 06/25/2035(A)	1	1
CHI Commercial Mortgage Trust, Ser 2025-110W, Cl A
5.102%, 12/13/2040(A)(C)	6,465	6,426
CIM Trust, Ser 2024-R1, Cl A1
4.750%, 06/25/2064(A)(C)	2,361	2,319
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl A5
3.720%, 12/10/2049(A)	2,550	2,528
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	6,805	6,413
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
6.740%, 09/25/2033(A)	9	9
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
6.225%, 08/25/2034(A)	5	5
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
5.275%, 09/25/2033(A)(C)	5	5
Citigroup Mortgage Loan Trust, Ser 2025-LTV1, Cl A1
5.237%, 12/25/2055(A)(C)	5,228	5,213
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(C)	1,066	906
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(C)	1,192	1,013
COLT Mortgage Loan Trust, Ser 2022-2, Cl A1
3.994%, 02/25/2067(C)(D)	1,223	1,161
COLT Mortgage Loan Trust, Ser 2024-4, Cl A1
5.949%, 07/25/2069(C)(D)	1,967	1,981
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR14, Cl B
3.190%, 02/10/2047(A)	207	204
Commercial Mortgage Pass-Through Certificates, Ser 2015CR26, Cl C
4.681%, 10/10/2048(A)	2,384	2,241
Commercial Mortgage Pass-Through Certificates, Ser 2020-CX, Cl A
2.173%, 11/10/2046(C)	3,290	2,801
Commercial Mortgage Pass-Through Certificates, Ser COR3, Cl A2
3.961%, 05/10/2051	6,103	6,041

198	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust, Ser 2026-LPFX, Cl A
5.153%, 05/15/2043(A)(C)	$3,800	$3,801
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M2
5.162%, SOFR30A + 1.550%, 10/25/2041(A)(C)	398	399
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.262%, SOFR30A + 1.650%, 12/25/2041(A)(C)	6,264	6,286
Connecticut Avenue Securities Trust, Ser 2024-R01, Cl 1M2
5.412%, SOFR30A + 1.800%, 01/25/2044(A)(C)	790	795
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	33	34
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
5.424%, 08/25/2034(A)	51	49
Cross Mortgage Trust, Ser 2025-H7, Cl A1
4.934%, 09/25/2070(A)(C)	7,505	7,459
Cross Mortgage Trust, Ser 2026-NQM2, Cl A1
4.833%, 03/25/2061(A)(C)	7,530	7,472
CSAIL Commercial Mortgage Trust, Ser 2019-C16, Cl ASB
3.142%, 06/15/2052	797	784
CSAIL Commercial Mortgage Trust, Ser CX9, Cl A5
3.446%, 09/15/2050	4,380	4,319
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(C)	1,000	925
CSMC Trust, Ser 2017-RPL1, Cl A1
2.750%, 07/25/2057(A)(C)	1,258	1,235
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(C)	2,111	1,914
CSMC Trust, Ser 2018-RPL9, Cl A
3.850%, 09/25/2057(A)(C)	2,121	2,031
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/2049(C)(D)	310	302
CSMC Trust, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(C)	7,192	6,311
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(A)(C)	898	798
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(C)	1,464	1,231
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(A)(C)	1,678	1,481
CSMC Trust, Ser 2022-ATH2, Cl A1
4.547%, 05/25/2067(A)(C)	3,733	3,721
CSMC Trust, Ser 2022-NQM1, Cl A1
3.265%, 11/25/2066(A)(C)	2,578	2,342
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
DBC Mortgage Trust, Ser 2025-DBC, Cl B
5.228%, TSFR1M + 1.600%, 11/15/2042(A)(C)	$7,000	$7,007
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(C)	1,995	1,795
Deephaven Residential Mortgage Trust, Ser 2022-1, Cl A1
2.205%, 01/25/2067(A)(C)	1,679	1,547
DGWD Trust, Ser 2025-INFL, Cl B
5.427%, TSFR1M + 1.800%, 08/15/2035(A)(C)	2,925	2,916
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(C)	1,420	1,204
Ellington Financial Mortgage Trust, Ser 2022-1, Cl A1
2.206%, 01/25/2067(A)(C)	650	574
Extended Stay America Trust, Ser 2025-ESH, Cl B
5.227%, TSFR1M + 1.600%, 10/15/2042(A)(C)	2,870	2,876
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.112%, SOFR30A + 1.500%, 10/25/2041(A)(C)	1,637	1,640
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
4.912%, SOFR30A + 1.300%, 02/25/2042(A)(C)	221	222
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1B
6.512%, SOFR30A + 2.900%, 04/25/2042(A)(C)	2,850	2,896
First Horizon Alternative Mortgage Securities Trust, Ser 2004-AA3, Cl A1
4.785%, 09/25/2034(A)	9	10
GCAT Trust, Ser 2025-NQM3, Cl A1
0.000%, 05/25/2070(C)(D)(E)	6,095	6,115
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl A4
1.721%, 12/12/2053	2,606	2,329
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(C)	1,473	1,445
GS Mortgage-Backed Securities Trust, Ser 2021-RPL1, Cl A2
2.000%, 12/25/2060(A)(C)	1,111	966
GS Mortgage-Backed Securities Trust, Ser 2024-RPL4, Cl A1
3.900%, 09/25/2061(C)(D)	3,813	3,722
GS Mortgage-Backed Securities Trust, Ser 2025-PJ4, Cl A5
5.500%, 09/25/2055(A)(C)	6,722	6,744

SEI Institutional Investments Trust	199

SCHEDULE OF INVESTMENTS

May 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust, Ser 2025-PJ7, Cl A5
5.500%, 12/25/2055(A)(C)	$4,659	$4,649
GS Mortgage-Backed Securities Trust, Ser 2026-R1, Cl A1
5.534%, 04/25/2063(C)(D)	5,957	5,963
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
0.434%, 09/25/2035(A)(C)	104	1
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	13	13
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	1	2
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1C
4.617%, TSFR1M + 1.014%, 06/20/2035(A)	692	646
Hilt Commercial Mortgage Trust, Ser 2024-ORL, Cl A
5.168%, TSFR1M + 1.541%, 05/15/2037(A)(C)	4,006	4,007
HOMES Trust, Ser 2026-NQM1, Cl A1
4.800%, 09/25/2070(C)(D)	4,191	4,155
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039(C)	1,900	1,806
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
2.943%, 12/10/2041(A)(C)	1,995	1,867
Impac CMB Trust, Ser 2005-4, Cl 2A1
4.299%, TSFR1M + 0.414%, 05/25/2035(A)	39	39
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
4.559%, TSFR1M + 0.974%, 09/25/2034(A)	7	7
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
4.499%, TSFR1M + 0.914%, 11/25/2034(A)	12	11
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A4
2.822%, 08/15/2049	323	322
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Cl A3
3.393%, 12/15/2049	288	287
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(C)	2,000	1,889
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
5.143%, 02/25/2035(A)	16	16
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
6.308%, 11/25/2033(A)	$18	$18
JPMorgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(A)(C)	265	231
JPMorgan Mortgage Trust, Ser 2024-4, Cl A4A
6.000%, 10/25/2054(A)(C)	1,914	1,919
JPMorgan Mortgage Trust, Ser 2025-CCM1, Cl A4
5.500%, 06/25/2055(A)(C)	2,835	2,833
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl A
2.130%, 09/10/2039(C)	2,300	2,226
Manhattan West Mortgage Trust, Ser 2026-2MW, Cl A
5.499%, 06/10/2048(A)(C)	4,410	4,441
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
5.457%, 11/21/2034(A)	400	401
MASTR Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	126	62
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
4.049%, TSFR1M + 0.464%, 05/25/2035(A)(C)	164	76
MASTR Resecuritization Trust, Ser 2005-PO, Cl 3, PO
0.000%, 05/28/2035(B)(C)	3	2
MASTR Seasoned Securitization Trust, Ser 2004-1, Cl 4A1
6.532%, 10/25/2032(A)	1	1
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
6.000%, 07/25/2033(A)	6	6
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
4.917%, 12/25/2034(A)	24	23
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
4.889%, 08/25/2034(A)	14	14
MF1 LLC, Ser 2021-FL7, Cl A
4.820%, TSFR1M + 1.194%, 10/16/2036(A)(C)	161	161
MF1 LLC, Ser 2025-FL17, Cl A
4.945%, TSFR1M + 1.320%, 02/18/2040(A)(C)	3,915	3,916
MF1 LLC, Ser 2025-FL19, Cl AS
5.617%, TSFR1M + 1.992%, 05/18/2042(A)(C)	4,155	4,165

200	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MF1 LLC, Ser 2026-FL22, Cl A
5.060%, TSFR1M + 1.400%, 11/18/2043(A)(C)	$2,360	$2,362
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(C)	417	369
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(A)(C)	580	532
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(C)	503	487
Mill City Mortgage Loan Trust, Ser 2026-R1, Cl A1
5.460%, 10/25/2062(A)(C)	5,800	5,799
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
0.936%, 11/15/2049(A)	11,473	27
Morgan Stanley Capital I Trust, Ser 2020-HR8, Cl A3
1.790%, 07/15/2053	907	819
Morgan Stanley Capital I Trust, Ser 2020-L4, Cl ASB
2.624%, 02/15/2053	2,951	2,856
Morgan Stanley Capital I Trust, Ser 2021-PLZA, Cl B
2.810%, 11/09/2043(A)(C)	6,634	5,780
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.647%, 04/25/2034(A)	36	36
Morgan Stanley Residential Mortgage Loan Trust, Ser 2026-1, Cl A4
5.000%, 04/25/2056(A)(C)	3,025	3,001
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, Cl A85
4.104%, TSFR1M + 0.454%, 04/16/2036(A)(C)	1,051	1,040
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(C)	473	419
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(C)(D)	895	892
New Residential Mortgage Loan Trust, Ser 2024-NQM2, Cl A1
5.117%, 09/25/2064(A)(C)	3,452	3,438
NJ Trust, Ser 2023-GSP, Cl A
6.481%, 01/06/2029(A)(C)	2,755	2,835
NRTH Commercial Mortgage Trust, Ser 2025-PARK, Cl A
5.020%, TSFR1M + 1.393%, 10/15/2040(A)(C)	1,595	1,597
NYC Commercial Mortgage Trust, Ser 2025-1155, Cl A
5.833%, 06/10/2042(C)	4,878	4,915
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
NYC Trust, Ser 2026-9W57, Cl A
5.053%, 06/06/2040(A)(C)	$4,690	$4,675
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(C)	581	476
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(A)(C)	2,423	2,173
OBX Trust, Ser 2023-NQM1, Cl A1
5.928%, 11/25/2063(C)(D)	1,949	1,954
OBX Trust, Ser 2023-NQM6, Cl A1
6.520%, 07/25/2063(C)(D)	1,548	1,551
OBX Trust, Ser 2024-NQM15, Cl A1
5.316%, 10/25/2064(C)(D)	3,059	3,066
OBX Trust, Ser 2024-NQM9, Cl A1
6.030%, 01/25/2064(C)(D)	5,379	5,416
OBX Trust, Ser 2025-NQM3, Cl A1
5.648%, 12/01/2064(C)(D)	2,830	2,846
OBX Trust, Ser 2025-NQM6, Cl A1
5.603%, 03/25/2065(C)(D)	7,299	7,337
OBX Trust, Ser 2025-NQM7, Cl A1
5.560%, 05/25/2055(C)(D)	4,708	4,730
OBX Trust, Ser 2025-NQM8, Cl A1
5.472%, 03/25/2065(C)(D)	2,010	2,018
Oceanview Mortgage Trust, Ser 2021-3, Cl A5
2.500%, 07/25/2051(A)(C)	5,876	5,251
Oceanview Mortgage Trust, Ser 2025-INV1, Cl AF1
4.412%, SOFR30A + 0.800%, 11/25/2054(A)(C)	1,656	1,656
Oceanview Mortgage Trust, Ser 2025-INV2, Cl AF1
4.462%, SOFR30A + 0.850%, 04/25/2055(A)(C)	2,226	2,227
Oceanview Mortgage Trust, Ser 2026-INV1, Cl AF1
4.512%, SOFR30A + 0.900%, 02/25/2056(A)(C)	7,045	7,046
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(C)	2,490	2,302
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(C)	10,906	9,308
PFP, Ser 2026-13, Cl AS
5.263%, TSFR1M + 1.650%, 08/18/2043(A)(C)	6,000	6,000
PMT Loan Trust, Ser 2026-INV4, Cl A8
5.500%, 03/25/2057(A)(C)	3,576	3,582
PMT Loan Trust, Ser 2026-INV5, Cl A2
5.500%, 05/25/2057(A)(C)	3,605	3,606
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(B)	1	1

SEI Institutional Investments Trust	201

SCHEDULE OF INVESTMENTS

May 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(A)(C)	$679	$597
PRPM LLC, Ser 2024-RCF5, Cl A1
4.000%, 08/25/2054(C)(D)	4,406	4,338
PRPM Trust, Ser 2025-RCF1, Cl A1
4.845%, 01/25/2056(C)(D)	7,033	6,977
RALI Trust, Ser 2005-QO5, Cl A1
4.766%, 12MTA + 1.000%, 01/25/2046(A)	233	179
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	15	13
RAMP Trust, Ser 2007-RZ1, Cl A3
4.199%, TSFR1M + 0.614%, 02/25/2037(A)	118	118
Rate Mortgage Trust, Ser 2021-J4, Cl A7
2.500%, 11/25/2051(A)(C)	9,276	8,193
Rate Mortgage Trust, Ser 2024-J4, Cl A4
6.000%, 12/25/2054(A)(C)	3,424	3,436
RCKT Mortgage Trust, Ser 2022-2, Cl A2
2.500%, 02/25/2052(A)(C)	1,254	1,038
RCKT Mortgage Trust, Ser 2024-INV1, Cl A2
6.000%, 06/25/2054(A)(C)	3,662	3,714
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.705%, 12/25/2034(A)	150	138
SCG Commercial Mortgage Trust, Ser 2025-FLWR, Cl C
5.377%, TSFR1M + 1.750%, 08/15/2042(A)(C)	5,350	5,355
SCMS Mortgage Trust, Ser 2025-BNC1, Cl A2
4.502%, 12/15/2057(C)	3,880	3,859
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
5.218%, TSFR6M + 0.748%, 01/20/2035(A)	27	27
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.048%, 10/25/2048(A)(C)	1,360	1,349
Sequoia Mortgage Trust, Ser 2025-6, Cl A5
5.500%, 07/25/2055(A)(C)	6,047	6,033
Sequoia Mortgage Trust, Ser 2026-4, Cl A5
5.000%, 03/25/2056(A)(C)	6,597	6,514
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(A)(C)	5,265	4,596
SG Residential Mortgage Trust, Ser 2022-1, Cl A1
3.166%, 03/27/2062(A)(C)	2,931	2,758
SMRT, Ser 2022-MINI, Cl A
4.628%, TSFR1M + 1.000%, 01/15/2039(A)(C)	5,430	5,428
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(A)(C)	109	106
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056(A)(C)	$943	$839
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
4.387%, TSFR1M + 0.774%, 10/19/2034(A)	20	20
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
4.207%, TSFR1M + 0.594%, 04/19/2035(A)	442	436
Structured Asset Securities, Ser 2003-37A, Cl 2A
5.052%, 12/25/2033(A)	12	11
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl A
5.070%, TSFR1M + 1.443%, 02/15/2042(A)(C)	2,606	2,590
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl B
5.469%, TSFR1M + 1.842%, 02/15/2042(A)(C)	5,550	5,508
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
4.339%, TSFR1M + 0.754%, 09/25/2043(A)	43	43
Towd Point Mortgage Trust, Ser 2017-4, Cl B2
3.628%, 06/25/2057(A)(C)	1,860	1,574
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(A)(C)	650	633
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(A)(C)	663	623
Towd Point Mortgage Trust, Ser 2022-4, Cl A1
3.750%, 09/25/2062(C)	2,168	2,057
Towd Point Mortgage Trust, Ser 2024-1, Cl A1
4.919%, 03/25/2064(A)(C)	4,243	4,303
Towd Point Mortgage Trust, Ser 2024-3, Cl A1A
4.978%, 07/25/2065(A)(C)	4,146	4,126
UBS Commercial Mortgage Trust, Ser C4, Cl A3
3.301%, 10/15/2050	801	791
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(C)	391	355
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(C)	765	691
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(A)(C)	668	589

202	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(C)	$930	$789
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066(A)(C)	2,500	2,149
Verus Securitization Trust, Ser 2021-7, Cl A1
2.829%, 10/25/2066(C)(D)	1,118	1,020
Verus Securitization Trust, Ser 2021-8, Cl A1
2.824%, 11/25/2066(A)(C)	1,021	932
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(C)	126	123
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(C)	240	232
Virginia Housing Development Authority, Ser 2006-C, Cl CTFS
6.000%, 06/25/2034	36	36
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
5.656%, 10/25/2033(A)	21	20
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
5.971%, 06/25/2033(A)	14	14
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
5.275%, 09/25/2033(A)	49	48
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
7.291%, 06/25/2033(A)	2	2
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	87	86
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
4.901%, 06/25/2034(A)	16	15
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR4, Cl A6
5.343%, 06/25/2034(A)	1,356	1,332
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR7, Cl A6
5.192%, 07/25/2034(A)	1,224	1,185
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
4.219%, TSFR1M + 0.634%, 11/25/2045(A)	3,970	3,771
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
4.239%, TSFR1M + 0.654%, 12/25/2045(A)	1,741	1,764
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
3.875%, 12MTA + 1.500%, 12/25/2046(A)	88	81
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	$89	$13
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033(B)	3	3
Wells Fargo Commercial Mortgage Trust, Ser 2025-5C4, Cl A3
5.673%, 05/15/2058	3,280	3,375
Wells Fargo Commercial Mortgage Trust, Ser 2025-5C4, Cl AS
6.093%, 05/15/2058	1,590	1,642
Wells Fargo Commercial Mortgage Trust, Ser 2025-609M, Cl A
5.170%, TSFR1M + 1.542%, 08/15/2042(A)(C)	6,500	6,510
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
6.303%, 08/25/2035(A)	8	8
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/2057(A)	970	903
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.055%, 10/15/2057(A)	44	–
		577,581
Total Mortgage-Backed Securities
(Cost $3,781,839) ($ Thousands)		3,729,946

U.S. TREASURY OBLIGATIONS — 34.7%
U.S. Treasury Bills
3.632%, 06/16/2026 (F)	16,225	16,201
U.S. Treasury Bonds
5.000%, 05/15/2046	56,282	56,440
5.000%, 05/15/2056	168,802	169,303
4.750%, 02/15/2056	92,709	89,348
4.625%, 11/15/2045	25,426	24,298
4.625%, 02/15/2046	152,531	145,667
4.625%, 11/15/2055	24,884	23,492
4.375%, 08/15/2043	13,310	12,461
3.375%, 11/15/2048	26,830	20,844
3.125%, 05/15/2048 (G)	66,740	49,784
3.000%, 02/15/2048	15,867	11,600
3.000%, 08/15/2048	6,827	4,965
3.000%, 02/15/2049	100,021	72,382
2.875%, 05/15/2052	29,200	20,023
2.500%, 05/15/2046	49,410	33,692
2.375%, 02/15/2042	16,770	12,166
2.250%, 08/15/2046	38,725	25,065

SEI Institutional Investments Trust	203

SCHEDULE OF INVESTMENTS

May 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
2.250%, 08/15/2049	$27,782	$17,129
2.000%, 11/15/2041 (G)	47,206	32,504
2.000%, 02/15/2050	92,760	53,536
2.000%, 08/15/2051	48,350	27,255
1.750%, 08/15/2041	59,515	39,652
1.625%, 11/15/2050	32,747	16,938
1.375%, 11/15/2040	15,304	9,829
1.375%, 08/15/2050	67,445	32,708
1.125%, 08/15/2040	21,438	13,328
U.S. Treasury Inflation Protected Securities
1.875%, 07/15/2034	20,458	20,482
U.S. Treasury Notes
4.875%, 10/31/2028	16,985	17,308
4.375%, 05/15/2036	140,348	139,624
4.250%, 01/15/2028	117,890	118,351
4.250%, 01/31/2030	28,460	28,607
4.250%, 05/31/2033	15,785	15,753
4.125%, 10/31/2027	48,096	48,198
4.125%, 08/31/2030	7,326	7,325
4.125%, 05/31/2031	50,206	50,175
4.125%, 04/30/2033	119,220	118,102
4.000%, 05/31/2028	145,331	145,337
4.000%, 07/31/2030	20,825	20,731
4.000%, 01/31/2033	26,475	26,066
3.875%, 03/31/2028	34,393	34,315
3.875%, 04/15/2029	56,450	56,181
3.875%, 05/15/2029	160,235	159,471
3.875%, 04/30/2030	7,297	7,237
3.875%, 03/31/2031	30,094	29,748
3.875%, 04/30/2031	409,269	404,505
3.875%, 08/31/2032	19,166	18,783
3.750%, 04/30/2028	355,350	353,684
3.750%, 12/31/2028	19,161	19,023
3.750%, 06/30/2030	38,179	37,659
3.625%, 08/31/2029	51,025	50,327
3.625%, 03/31/2030	89,938	88,431
3.625%, 08/31/2030	35,700	35,014
3.625%, 12/31/2030	28,829	28,223
3.500%, 10/31/2027	118,021	117,260
3.500%, 01/31/2028	34,824	34,547
3.500%, 03/15/2029	53,122	52,363
3.375%, 12/31/2027	27,305	27,049
3.375%, 02/29/2028	48,002	47,507
2.375%, 03/31/2029	86,035	82,207

Total U.S. Treasury Obligations
(Cost $3,507,553) ($ Thousands)		3,470,203
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 23.6%
Communication Services — 2.2%
Alphabet
5.650%, 02/15/2056	$4,935	$4,906
5.450%, 11/15/2055	5,645	5,451
5.300%, 05/15/2065	1,354	1,254
5.250%, 05/15/2055	1,354	1,277
4.700%, 11/15/2035	7,852	7,720
4.400%, 02/15/2033	2,915	2,868
3.700%, 02/15/2029	466	460
AT&T
6.300%, 10/30/2066	924	928
6.200%, 10/30/2056	1,848	1,860
6.000%, 04/30/2056	1,400	1,373
5.850%, 04/30/2046	1,811	1,768
5.700%, 11/01/2054	4,515	4,259
5.550%, 11/01/2045	817	777
5.250%, 10/30/2036	7,834	7,755
4.400%, 04/30/2031	2,703	2,671
3.800%, 12/01/2057	1,230	836
3.650%, 09/15/2059	883	576
3.550%, 09/15/2055	18,787	12,283
3.500%, 06/01/2041	901	701
3.500%, 09/15/2053	4,688	3,100
Beignet Investor LLC
6.581%, 05/30/2049 (C)	3,107	3,203
Bell Telephone of Canada or Bell Canada
5.450%, 11/15/2036	2,459	2,465
Charter Communications Operating LLC / Charter Communications Operating Capital
6.550%, 06/01/2034	1,890	1,939
6.484%, 10/23/2045	110	102
6.100%, 06/01/2029	3,500	3,601
5.375%, 04/01/2038	410	365
5.125%, 07/01/2049	310	239
4.800%, 03/01/2050	230	171
3.900%, 06/01/2052	3,440	2,185
3.750%, 02/15/2028	681	669
3.700%, 04/01/2051	181	112
3.500%, 03/01/2042	1,050	723
2.800%, 04/01/2031	450	402
2.300%, 02/01/2032	1,550	1,321
Comcast
4.600%, 10/15/2038	4,025	3,684
4.049%, 11/01/2052	909	655
2.987%, 11/01/2063	1,024	549
2.937%, 11/01/2056	2,655	1,489
Cox Enterprises
7.375%, 07/15/2027 (C)	2,895	2,963
HUT 8 DC LLC
6.192%, 11/15/2042 (C)	2,540	2,570
Meta Platforms
6.450%, 05/15/2066	1,845	1,859

204	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.300%, 05/15/2056	$8,088	$8,161
6.200%, 05/15/2046	1,468	1,484
5.625%, 11/15/2055	8,125	7,492
5.600%, 05/15/2053	2,655	2,459
5.550%, 08/15/2064	5,776	5,138
5.500%, 11/15/2045	802	753
5.400%, 08/15/2054	5,405	4,839
5.250%, 05/15/2036	4,194	4,190
4.875%, 05/15/2033	3,774	3,763
4.875%, 11/15/2035	3,000	2,931
Orange MTN
5.000%, 01/13/2036 (C)	1,685	1,654
4.750%, 01/13/2033 (C)	2,888	2,855
4.250%, 01/13/2031 (C)	2,685	2,633
4.000%, 01/13/2029 (C)	1,823	1,804
Paramount Global
5.900%, 10/15/2040	3,840	2,919
QTS Fayetteville LLC
5.700%, 04/15/2036 (C)	3,970	3,864
RD Michigan Property Owner I LLC
7.500%, 03/30/2045 (C)	2,840	2,846
Sprint Capital
8.750%, 03/15/2032	5,715	6,781
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (C)	5,152	5,173
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,380	1,551
Time Warner Cable LLC
7.300%, 07/01/2038	5,400	5,628
6.750%, 06/15/2039	170	169
6.550%, 05/01/2037	280	280
5.875%, 11/15/2040	11,905	10,704
5.500%, 09/01/2041	1,942	1,675
4.500%, 09/15/2042	1,070	809
T-Mobile USA
5.700%, 01/15/2056	7,210	6,923
5.125%, 05/15/2032	380	385
3.875%, 04/15/2030	870	847
3.750%, 04/15/2027	6,478	6,453
3.500%, 04/15/2031	4,593	4,352
3.400%, 10/15/2052	3,480	2,316
Verizon Communications
6.200%, H15T5Y + 2.042%, 05/14/2056 (A)	8	8
6.000%, 11/30/2065	2,189	2,156
5.875%, 11/30/2055	2,190	2,155
5.750%, 11/30/2045	1,085	1,070
4.750%, 01/15/2033	5,520	5,468
4.272%, 01/15/2036	1,435	1,333
2.987%, 10/30/2056	1,413	840
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.650%, 11/20/2040	$420	$300
		221,250
Consumer Discretionary — 1.1%
Airbnb
5.250%, 03/16/2036	1,000	1,001
4.650%, 03/16/2031	1,797	1,797
4.400%, 03/16/2029	2,934	2,929
Amazon.com
6.050%, 03/13/2076	1,084	1,093
5.950%, 03/13/2066	496	500
5.800%, 03/13/2056	7,612	7,619
5.650%, 03/13/2046	1,514	1,512
5.550%, 11/20/2065	3,829	3,631
5.450%, 11/20/2055	1,965	1,875
4.875%, 03/13/2036	9,765	9,648
4.650%, 11/20/2035	2,250	2,199
4.550%, 03/13/2033	2,084	2,062
4.350%, 03/20/2033	1,389	1,361
4.250%, 03/13/2031	3,597	3,557
4.100%, 11/20/2030	912	899
4.000%, 03/13/2029	3,916	3,887
3.900%, 11/20/2028	912	905
3.450%, 04/13/2029	550	539
3.150%, 08/22/2027	160	158
AutoZone
5.125%, 06/15/2030	2,285	2,322
BMW US Capital LLC
5.050%, 03/21/2030 (C)	1,545	1,562
4.500%, 08/11/2030 (C)	2,585	2,561
Booking Holdings
5.375%, 05/07/2036	2,093	2,096
Dick's Sporting Goods
4.100%, 01/15/2052	1,911	1,381
ERAC USA Finance LLC
4.500%, 10/30/2029 (C)	4,775	4,756
Ford Motor Credit LLC
6.467%, 05/22/2036	1,590	1,631
5.869%, 10/31/2035	1,590	1,567
2.900%, 02/10/2029	4,514	4,259
General Motors Financial
5.000%, 04/09/2027	1,380	1,388
2.700%, 06/10/2031	2,579	2,326
Home Depot
3.625%, 04/15/2052	917	660
Hyundai Capital America
5.300%, 06/24/2029 (C)	3,810	3,871
5.150%, 03/27/2030 (C)	1,373	1,388
4.550%, 01/08/2031 (C)	1,525	1,501
4.500%, 09/18/2030 (C)	1,202	1,184
Hyundai Capital America MTN
5.000%, 04/07/2031 (C)	1,678	1,682
4.750%, 04/06/2029 (C)	2,257	2,260

SEI Institutional Investments Trust	205

SCHEDULE OF INVESTMENTS

May 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Las Vegas Sands
5.625%, 06/15/2028	$2,720	$2,759
Lowe's
4.850%, 10/15/2035	2,061	2,008
4.250%, 03/15/2031	2,215	2,176
4.250%, 04/01/2052	2,099	1,642
3.500%, 04/01/2051	1,139	790
1.700%, 09/15/2028	900	847
McDonald's
4.950%, 03/03/2035	675	673
McDonald's MTN
6.300%, 03/01/2038	1,396	1,521
3.800%, 04/01/2028	250	248
3.600%, 07/01/2030	460	446
3.500%, 03/01/2027	180	179
3.500%, 07/01/2027	510	507
2.125%, 03/01/2030	420	386
Toyota Motor Credit
5.100%, 03/21/2031	1,975	2,017
Volkswagen Group of America Finance LLC
5.650%, 03/25/2032 (C)	4,150	4,223
		105,989
Consumer Staples — 1.0%
Altria Group
4.800%, 02/14/2029	11	11
3.875%, 09/16/2046	776	578
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	3,680	3,366
4.700%, 02/01/2036	8,900	8,665
Anheuser-Busch InBev Worldwide
5.450%, 01/23/2039	2,082	2,125
BAT Capital
7.081%, 08/02/2053	485	546
6.250%, 08/15/2055	1,411	1,447
5.834%, 02/20/2031	2,630	2,746
5.350%, 08/15/2032	7,125	7,323
4.625%, 03/22/2033	11,060	10,863
4.540%, 08/15/2047	3,411	2,811
4.390%, 08/15/2037	680	622
3.557%, 08/15/2027	259	257
Bunge Finance
5.150%, 08/04/2035	2,464	2,462
Constellation Brands
2.250%, 08/01/2031	5,146	4,546
Imperial Brands Finance
5.625%, 07/01/2035 (C)	1,798	1,818
Japan Tobacco
5.250%, 06/15/2030 (C)	4,060	4,153
JBS
6.400%, 05/10/2057 (C)	1,194	1,187
6.375%, 04/15/2066	465	454
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
JBS NV
6.750%, 03/15/2034	$240	$261
6.500%, 12/01/2052	4,332	4,379
5.750%, 04/01/2033	593	610
3.000%, 02/02/2029	180	172
JBS USA Holding Lux SARL
7.250%, 11/15/2053	1,984	2,173
3.625%, 01/15/2032	2,499	2,307
3.000%, 05/15/2032	5,583	4,965
Keurig Dr Pepper
5.300%, 03/15/2034	1,655	1,657
Kroger
5.500%, 09/15/2054	2,070	1,945
5.000%, 09/15/2034	2,570	2,545
Mars
5.200%, 03/01/2035 (C)	4,120	4,148
Philip Morris International
5.375%, 02/15/2033	3,000	3,089
4.875%, 04/30/2035	3,736	3,690
4.375%, 04/30/2030	3,524	3,500
4.125%, 04/28/2028	4,164	4,146
Pilgrim's Pride
3.500%, 03/01/2032	670	609
Reynolds American
8.125%, 05/01/2040	1,060	1,235
		97,411
Energy — 1.2%
Aker BP
5.800%, 10/01/2054 (C)	930	875
5.250%, 10/30/2035 (C)	2,272	2,228
Baker Hughes Holdings LLC
5.850%, 06/15/2056	3,895	3,883
5.000%, 06/15/2036	10,503	10,345
4.650%, 06/15/2033	1,247	1,225
4.350%, 06/15/2031	2,444	2,404
BP Capital Markets America
4.893%, 09/11/2033	1,835	1,836
4.812%, 02/13/2033	3,940	3,937
Cheniere Energy
5.200%, 07/30/2036 (C)	2,910	2,867
Columbia Pipelines Operating LLC
6.544%, 11/15/2053 (C)	280	298
Continental Resources/Oklahoma
2.268%, 11/15/2026 (C)	4,370	4,327
Devon Energy
5.750%, 09/15/2054	1,710	1,655
Diamondback Energy
5.900%, 04/18/2064	925	915
5.750%, 04/18/2054	2,005	1,970
Enbridge
5.450%, 03/27/2036	2,009	2,036
4.850%, 03/27/2031	2,701	2,710

206	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Energy Transfer LP
6.550%, 12/01/2033	$1,950	$2,120
6.300%, 01/15/2056	3,365	3,398
6.050%, 09/01/2054	950	926
6.000%, 02/01/2029 (C)	1,740	1,756
5.950%, 05/15/2054	1,911	1,844
5.300%, 04/01/2044	60	55
5.300%, 04/15/2047	932	838
5.250%, 07/01/2029	2,398	2,443
Eni SpA
5.950%, 05/15/2054 (C)	890	888
5.250%, 05/18/2036 (C)	6,620	6,559
Enterprise Products Operating LLC
7.550%, 04/15/2038	60	71
5.200%, 01/15/2036	2,215	2,231
Equinor
5.125%, 06/03/2035	226	230
4.750%, 11/14/2035	1,841	1,809
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036 (C)	1,171	1,024
2.160%, 03/31/2034 (C)	1,299	1,162
Greensaif Pipelines Bidco SARL
6.103%, 08/23/2042 (C)	1,985	2,031
Hess
6.000%, 01/15/2040	8,940	9,470
5.800%, 04/01/2047	1,150	1,176
HF Sinclair
5.000%, 02/01/2028	3,595	3,590
Kinder Morgan
5.200%, 03/01/2048	1,240	1,136
MPLX
6.100%, 04/01/2056	791	786
5.300%, 04/01/2036	1,666	1,648
ONEOK
6.250%, 10/15/2055	1,193	1,196
5.700%, 11/01/2054	2,055	1,916
5.400%, 10/15/2035	9,577	9,601
Petroleos Mexicanos MTN
6.750%, 09/21/2047	809	681
Saudi Arabian Oil
6.375%, 06/02/2055 (C)	2,202	2,243
Schlumberger Investment
5.150%, 05/07/2036	2,516	2,517
Shell Finance US
4.000%, 05/10/2046	170	136
2.750%, 04/06/2030	660	621
Shell International Finance BV
3.625%, 08/21/2042	1,455	1,158
Spectra Energy Partners LP
3.375%, 10/15/2026	140	140
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,200	2,564
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TotalEnergies Capital USA LLC
4.857%, 01/13/2036	$1,643	$1,620
4.569%, 01/13/2033	817	807
TransCanada PipeLines
5.850%, 03/15/2036	117	122
4.625%, 03/01/2034	4,705	4,560
Williams
7.750%, 06/15/2031	339	383
7.500%, 01/15/2031	9	10
4.900%, 01/15/2045	570	506
3.750%, 06/15/2027	410	408
		121,891
Financials — 7.1%
AEGON Funding LLC
5.625%, 05/07/2036	1,677	1,674
American Express
5.667%, SOFR + 1.790%, 04/25/2036 (A)	2,695	2,795
5.389%, SOFR + 0.970%, 07/28/2027 (A)	11,465	11,486
4.918%, SOFR + 1.220%, 07/20/2033 (A)	1,505	1,507
American International Group
5.450%, 05/07/2035	290	297
Apollo Global Management
5.700%, 03/30/2036	1,837	1,854
Ares Management
5.600%, 10/11/2054	1,390	1,268
Atlas Warehouse Lending
4.625%, 11/15/2028 (C)	5,250	5,185
Avolon Holdings Funding
6.375%, 05/04/2028 (C)	1,410	1,450
5.750%, 03/01/2029 (C)	1,410	1,441
5.750%, 11/15/2029 (C)	5,125	5,256
5.375%, 05/30/2030 (C)	3,880	3,928
3.250%, 02/15/2027 (C)	400	396
2.528%, 11/18/2027 (C)	471	457
Banco Nacional de Mexico
6.697%, H15T5Y + 2.682%, 08/07/2036 (A)(C)	1,247	1,244
Banco Santander
5.437%, 04/15/2036	1,200	1,199
4.867%, 04/15/2031	2,800	2,784
4.600%, 04/15/2029	3,000	2,990
Bank of America
5.468%, SOFR + 1.650%, 01/23/2035 (A)	11,860	12,128
5.288%, SOFR + 1.910%, 04/25/2034 (A)	8,275	8,407
4.477%, SOFR + 0.870%, 04/23/2030 (A)	9,336	9,295

SEI Institutional Investments Trust	207

SCHEDULE OF INVESTMENTS

May 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.419%, TSFR3M + 1.302%, 12/20/2028 (A)	$3,970	$3,908
2.687%, SOFR + 1.320%, 04/22/2032 (A)	510	463
2.592%, SOFR + 2.150%, 04/29/2031 (A)	1,456	1,347
1.734%, SOFR + 0.960%, 07/22/2027 (A)	8,950	8,917
Bank of America MTN
2.972%, SOFR + 1.330%, 02/04/2033 (A)	1,885	1,704
2.884%, TSFR3M + 1.452%, 10/22/2030 (A)	480	454
2.087%, SOFR + 1.060%, 06/14/2029 (A)	11,405	10,863
Bank of Ireland Group
4.997%, SOFRINDX + 1.160%, 11/12/2032 (A)(C)	4,595	4,591
Bank of Montreal MTN
5.298%, SOFR + 1.208%, 06/02/2037 (A)	2,268	2,271
4.879%, SOFR + 0.959%, 06/02/2032 (A)	2,667	2,670
Bank of New York Mellon
4.026%, SOFR + 0.634%, 01/22/2030 (A)	2,224	2,199
Bank of New York Mellon MTN
4.942%, SOFR + 0.887%, 02/11/2031 (A)	481	487
Bank of Nova Scotia
4.578%, SOFR + 0.660%, 06/05/2029 (A)	3,935	3,936
4.247%, SOFR + 0.730%, 02/02/2030 (A)	1,925	1,905
Bank of Nova Scotia MTN
4.904%, SOFR + 0.970%, 06/05/2032 (A)	3,113	3,117
Barclays
5.207%, SOFR + 1.506%, 02/24/2037 (A)	2,118	2,062
BBVA Mexico Institucion De Banca Multiple Grupo Financiero BBVA Mexico MTN
5.400%, 06/03/2031 (C)	3,560	3,563
Brookfield Asset Management
5.298%, 01/15/2036	1,475	1,448
4.832%, 04/15/2031	2,595	2,584
Canadian Imperial Bank of Commerce
4.283%, SOFRINDX + 0.790%, 01/29/2030 (A)	6,105	6,050
Capital One Financial
4.722%, SOFR + 1.150%, 01/30/2032 (A)	4,290	4,239
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Charles Schwab
5.493%, SOFR + 1.280%, 05/21/2037 (A)	$3,030	$3,073
4.914%, SOFR + 1.230%, 11/14/2036 (A)	836	813
Chubb INA Holdings LLC MTN
5.000%, 03/15/2034	585	588
CI Financial
3.200%, 12/17/2030	11,100	10,017
Citibank
5.570%, 04/30/2034	7,815	8,142
4.914%, 05/29/2030	2,500	2,534
Citigroup
8.125%, 07/15/2039	1,438	1,799
5.300%, 05/06/2044	255	240
5.174%, SOFR + 1.364%, 02/13/2030 (A)	12,485	12,665
2.572%, SOFR + 2.107%, 06/03/2031 (A)	6,630	6,099
2.561%, SOFR + 1.167%, 05/01/2032 (A)	12,544	11,287
Citizens Bank
4.192%, SOFR + 0.700%, 01/29/2029 (A)	3,510	3,485
Constellation Insurance
6.800%, 01/24/2030 (C)	1,775	1,776
Deutsche Bank NY
6.819%, SOFR + 2.510%, 11/20/2029 (A)	1,445	1,515
4.999%, SOFR + 1.700%, 09/11/2030 (A)	1,695	1,704
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,788	1,795
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(C)	5,120	4,975
Farmers Exchange Capital III
5.454%, TSFR3M + 3.716%, 10/15/2054 (A)(C)	4,710	4,334
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/2064 (A)(C)	1,530	1,544
Fidelity National Information Services
4.550%, 03/10/2029	2,933	2,917
4.450%, 03/10/2028	2,444	2,438
Fifth Third Bancorp
5.141%, SOFR + 1.240%, 01/29/2037 (A)	1,646	1,613
4.566%, SOFR + 0.950%, 04/29/2032 (A)	2,217	2,180
Fiserv
5.625%, 08/21/2033	1,415	1,435
5.450%, 03/15/2034	1,795	1,790
5.250%, 08/11/2035	3,775	3,696

208	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Goldman Sachs Bank USA NY
4.656%, SOFR + 0.720%, 06/03/2029 (A)	$5,901	$5,909
Goldman Sachs Capital I
6.345%, 02/15/2034	3,440	3,600
Goldman Sachs Group
5.541%, SOFR + 1.320%, 01/21/2047 (A)	990	957
5.536%, SOFR + 1.380%, 01/28/2036 (A)	5,030	5,118
5.425%, SOFR + 1.310%, 06/03/2037 (A)	1,476	1,484
5.387%, H15T5Y + 1.180%, 02/02/2041 (A)	1,446	1,410
5.330%, SOFR + 1.550%, 07/23/2035 (A)	4,926	4,958
5.218%, SOFR + 1.580%, 04/23/2031 (A)	1,984	2,013
5.094%, SOFR + 1.340%, 04/20/2034 (A)	495	494
5.065%, SOFR + 1.190%, 01/21/2037 (A)	10,483	10,255
5.049%, SOFR + 1.210%, 07/23/2030 (A)	1,477	1,491
5.016%, SOFR + 1.420%, 10/23/2035 (A)	1,545	1,522
4.972%, SOFR + 1.030%, 06/03/2032 (A)	6,394	6,409
4.939%, SOFR + 1.330%, 10/21/2036 (A)	6,536	6,348
4.594%, SOFR + 0.990%, 04/20/2030 (A)	3,000	2,990
4.516%, SOFR + 0.960%, 01/21/2032 (A)	962	947
4.369%, SOFR + 1.060%, 10/21/2031 (A)	4,107	4,025
4.153%, SOFR + 0.900%, 10/21/2029 (A)	6,106	6,033
4.148%, SOFR + 0.710%, 01/21/2029 (A)	9,779	9,711
2.908%, SOFR + 1.472%, 07/21/2042 (A)	280	202
2.650%, SOFR + 1.264%, 10/21/2032 (A)	2,415	2,150
2.615%, SOFR + 1.281%, 04/22/2032 (A)	2,000	1,801
2.383%, SOFR + 1.248%, 07/21/2032 (A)	14,310	12,653
1.542%, SOFR + 0.818%, 09/10/2027 (A)	5,805	5,761
Guardian Life Global Funding
4.798%, 04/28/2030 (C)	7,755	7,804
Guardian Life Global Funding MTN
4.179%, 09/26/2029 (C)	4,400	4,355
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HSBC Holdings PLC
5.887%, SOFR + 1.570%, 08/14/2027 (A)	$1,480	$1,484
5.733%, SOFR + 1.520%, 05/17/2032 (A)	8,250	8,511
5.279%, SOFR + 1.550%, 03/10/2037 (A)	2,357	2,332
5.208%, SOFR + 1.320%, 05/12/2034 (A)	6,107	6,096
4.711%, SOFR + 0.940%, 05/12/2030 (A)	2,751	2,745
4.675%, SOFR + 1.210%, 03/10/2032 (A)	4,460	4,402
4.583%, TSFR3M + 1.796%, 06/19/2029 (A)	660	659
4.398%, SOFR + 0.990%, 03/10/2030 (A)	4,630	4,590
Intercontinental Exchange
5.250%, 06/15/2031	1,695	1,743
Jackson Financial
3.125%, 11/23/2031	6,200	5,576
JPMorgan Chase
8.750%, 09/01/2030	1,725	1,988
5.766%, SOFR + 1.490%, 04/22/2035 (A)	15,800	16,450
5.572%, SOFR + 1.680%, 04/22/2036 (A)	6,110	6,288
5.502%, SOFR + 1.315%, 01/24/2036 (A)	1,175	1,202
5.299%, SOFR + 1.450%, 07/24/2029 (A)	6,325	6,420
5.148%, SOFR + 1.260%, 04/23/2037 (A)	890	884
4.876%, TSFR3M + 1.212%, 02/02/2037 (A)	2,840	2,620
4.810%, SOFR + 1.190%, 10/22/2036 (A)	6,490	6,299
4.408%, SOFR + 0.820%, 04/23/2030 (A)	4,505	4,481
2.947%, SOFR + 1.170%, 02/24/2028 (A)	1,470	1,455
2.739%, TSFR3M + 1.510%, 10/15/2030 (A)	1,640	1,544
2.580%, TSFR3M + 1.250%, 04/22/2032 (A)	1,212	1,095
2.545%, SOFR + 1.180%, 11/08/2032 (A)	690	615
2.182%, SOFR + 1.890%, 06/01/2028 (A)	1,775	1,738
1.953%, SOFR + 1.065%, 02/04/2032 (A)	2,645	2,333
1.470%, SOFR + 0.765%, 09/22/2027 (A)	6,685	6,627

SEI Institutional Investments Trust	209

SCHEDULE OF INVESTMENTS

May 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lehman Brothers Holdings
6.500%, 12/31/2049 (H)	$4,040	$–
Lehman Brothers Holdings MTN
6.750%, 12/31/2049 (H)	10,370	–
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, US0003M + 0.840%(H)(I)	20,630	–
Lloyds Banking Group PLC
5.668%, H15T1Y + 0.820%, 02/10/2047 (A)	2,924	2,870
4.425%, H15T1Y + 0.820%, 11/04/2031 (A)	3,370	3,315
4.241%, H15T1Y + 0.600%, 02/10/2030 (A)	3,444	3,406
Lseg US Finance
5.250%, 03/23/2036 (C)	1,464	1,460
4.500%, 03/23/2031 (C)	2,485	2,455
4.250%, 03/23/2029 (C)	2,485	2,464
Marsh & McLennan
5.750%, 11/01/2032	1,510	1,587
4.950%, 03/15/2036	2,390	2,353
MassMutual Global Funding II MTN
5.050%, 08/26/2035 (C)	3,128	3,097
4.950%, 01/10/2030 (C)	3,592	3,623
Mercury General
4.400%, 03/15/2027	1,720	1,713
Metropolitan Life Global Funding I
3.000%, 09/19/2027 (C)	1,275	1,253
Mitsubishi UFJ Financial Group
5.868%, H15T1Y + 0.980%, 04/21/2047 (A)	1,315	1,333
5.325%, H15T1Y + 1.020%, 04/21/2037 (A)	703	705
5.057%, H15T1Y + 0.900%, 01/14/2037 (A)	1,630	1,607
4.847%, H15T1Y + 0.920%, 04/21/2032 (A)	2,291	2,287
4.505%, H15T1Y + 0.800%, 01/14/2032 (A)	2,502	2,466
Mobility Global
6.050%, 06/15/2036 (C)	1,237	1,259
5.450%, 06/15/2031 (C)	1,067	1,079
5.050%, 06/15/2029 (C)	1,180	1,186
Morgan Stanley
5.466%, SOFR + 1.730%, 01/18/2035 (A)	2,960	3,018
5.320%, SOFR + 1.555%, 07/19/2035 (A)	3,855	3,894
5.296%, SOFRINDX + 1.410%, 04/10/2037 (A)	4,191	4,180
5.073%, SOFR + 1.184%, 01/30/2037 (A)	2,970	2,908
4.809%, SOFRINDX + 1.180%, 04/16/2032 (A)	5,291	5,268
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.708%, SOFR + 1.195%, 03/12/2032 (A)	$5,873	$5,819
4.555%, SOFRINDX + 0.960%, 04/10/2030 (A)	4,957	4,938
4.493%, SOFR + 0.950%, 01/16/2032 (A)	4,682	4,607
4.238%, SOFR + 0.800%, 01/09/2030 (A)	10,468	10,353
Morgan Stanley MTN
5.831%, SOFR + 1.580%, 04/19/2035 (A)	6,345	6,601
5.656%, SOFR + 1.260%, 04/18/2030 (A)	955	979
5.250%, SOFR + 1.870%, 04/21/2034 (A)	9,735	9,832
4.892%, SOFR + 1.314%, 10/22/2036 (A)	1,443	1,400
4.133%, SOFR + 0.913%, 10/18/2029 (A)	3,159	3,123
2.511%, SOFR + 1.200%, 10/20/2032 (A)	2,950	2,615
1.512%, SOFR + 0.858%, 07/20/2027 (A)	1,235	1,230
Morgan Stanley Bank
5.504%, SOFR + 0.865%, 05/26/2028 (A)	3,725	3,765
4.788%, SOFRINDX + 0.974%, 05/10/2030 (A)	2,041	2,047
Morgan Stanley Private Bank
4.734%, SOFR + 1.080%, 07/18/2031 (A)	9,424	9,399
4.466%, SOFR + 0.770%, 07/06/2028 (A)	2,810	2,812
4.465%, SOFR + 1.020%, 11/19/2031 (A)	11,638	11,461
4.213%, SOFR + 0.762%, 02/08/2030 (A)	5,646	5,584
Nippon Life Insurance
5.046%, 04/02/2033 (C)	1,716	1,722
4.748%, 04/02/2031 (C)	2,748	2,751
Northwestern Mutual Global Funding
5.160%, 05/28/2031 (C)	3,285	3,363
4.740%, 06/30/2031 (C)	3,245	3,254
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (C)	2,788	2,128
Pacific Life Global Funding II
4.875%, 07/17/2032 (C)	5,530	5,534
PNC Bank
4.429%, SOFR + 0.727%, 07/21/2028 (A)	3,715	3,716
PNC Financial Services Group
5.423%, H15T5Y + 1.170%, 01/25/2041 (A)	905	890

210	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.373%, SOFR + 1.417%, 07/21/2036 (A)	$1,234	$1,246
4.812%, SOFR + 1.259%, 10/21/2032 (A)	2,193	2,188
4.075%, SOFR + 0.610%, 01/26/2029 (A)	3,068	3,050
Protective Life
5.350%, 12/15/2035 (C)	1,452	1,434
4.700%, 01/15/2031 (C)	2,394	2,364
RLI
5.375%, 06/01/2036	1,475	1,432
Santander UK Group Holdings PLC
1.673%, SOFR + 0.989%, 06/14/2027 (A)	15	15
Sompo Holdings
5.411%, H15T1Y + 2.130%, 04/22/2037 (A)(C)	4,735	4,669
Standard Chartered MTN
5.706%, H15T1Y + 1.100%, 03/05/2047 (A)(C)	2,113	2,045
State Street
5.146%, SOFR + 1.217%, 02/28/2036 (A)	2,295	2,303
Store Capital LLC
4.950%, 02/11/2031 (C)	1,466	1,451
Sumisho Air Lease
5.850%, 12/15/2027	1,325	1,349
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	148	166
4.900%, 09/15/2044 (C)	600	536
4.270%, 05/15/2047 (C)	175	141
3.300%, 05/15/2050 (C)	2,360	1,585
Truist Bank
4.144%, SOFR + 0.662%, 01/27/2029 (A)	5,025	4,996
Truist Financial MTN
5.281%, SOFR + 1.414%, 04/23/2037 (A)	2,525	2,501
4.680%, SOFR + 1.087%, 04/23/2032 (A)	2,525	2,498
4.597%, SOFR + 0.965%, 01/27/2032 (A)	3,277	3,240
UBS Group MTN
5.528%, SOFR + 1.490%, 05/06/2047 (A)(C)	2,314	2,239
4.588%, SOFR + 1.050%, 08/10/2032 (A)(C)	2,135	2,099
US Bancorp
5.033%, SOFR + 1.101%, 01/26/2037 (A)	2,784	2,743
4.481%, SOFR + 0.867%, 01/26/2032 (A)	3,599	3,551
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wells Fargo
5.499%, SOFR + 1.780%, 01/23/2035 (A)	$1,385	$1,414
5.433%, SOFR + 1.230%, 01/23/2047 (A)	3,915	3,761
5.389%, SOFR + 2.020%, 04/24/2034 (A)	3,665	3,731
5.244%, SOFR + 1.110%, 01/24/2031 (A)	810	824
5.211%, SOFR + 1.380%, 12/03/2035 (A)	695	696
5.150%, SOFR + 1.500%, 04/23/2031 (A)	670	680
4.970%, SOFR + 1.370%, 04/23/2029 (A)	4,695	4,730
4.960%, SOFR + 1.100%, 01/23/2037 (A)	1,503	1,468
4.182%, SOFR + 0.740%, 01/23/2030 (A)	5,525	5,469
Wells Fargo MTN
5.557%, SOFR + 1.990%, 07/25/2034 (A)	5,270	5,421
4.897%, SOFR + 2.100%, 07/25/2033 (A)	1,392	1,386
4.650%, 11/04/2044	500	425
3.584%, TSFR3M + 1.572%, 05/22/2028 (A)	5,205	5,165
2.572%, TSFR3M + 1.262%, 02/11/2031 (A)	149	138
2.393%, SOFR + 2.100%, 06/02/2028 (A)	2,610	2,560
		709,268
Health Care — 2.3%
Abbott Laboratories
5.600%, 03/15/2066	1,685	1,643
5.500%, 03/15/2056	1,680	1,640
AbbVie
5.500%, 03/15/2064	565	544
5.400%, 03/15/2054	1,410	1,359
5.200%, 03/15/2035	1,102	1,122
5.050%, 03/15/2034	1,353	1,373
4.800%, 03/15/2027	2,378	2,392
4.750%, 03/15/2036	3,010	2,950
4.500%, 05/14/2035	2,435	2,352
4.450%, 05/14/2046	416	358
4.400%, 03/15/2033	3,350	3,287
4.250%, 11/21/2049	3,459	2,831
4.050%, 11/21/2039	967	853
3.200%, 11/21/2029	3,506	3,367
Alcon Finance
5.375%, 12/06/2032 (C)	2,696	2,755
3.000%, 09/23/2029 (C)	3,845	3,653

SEI Institutional Investments Trust	211

SCHEDULE OF INVESTMENTS

May 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Amgen
6.375%, 06/01/2037	$2,275	$2,484
5.650%, 03/02/2053	2,540	2,469
5.650%, 02/19/2056	1,880	1,833
5.600%, 03/02/2043	1,332	1,322
5.500%, 02/19/2046	503	487
4.850%, 02/19/2036	2,965	2,907
4.400%, 05/01/2045	900	762
2.000%, 01/15/2032	2,710	2,345
Astrazeneca Finance LLC
4.000%, 03/02/2031	1,968	1,927
Bayer US Finance II LLC
4.875%, 06/25/2048 (C)	2,103	1,760
4.625%, 06/25/2038 (C)	2,097	1,900
4.400%, 07/15/2044 (C)	2,535	2,038
4.375%, 12/15/2028 (C)	3,938	3,904
Bristol-Myers Squibb
5.100%, 02/22/2031	540	552
Cigna Group
5.250%, 01/15/2036	4,480	4,497
4.900%, 12/15/2048	140	123
4.875%, 09/15/2032	3,535	3,540
4.375%, 10/15/2028	1,260	1,259
3.400%, 03/15/2050	250	173
3.400%, 03/15/2051	1,050	720
CommonSpirit Health
4.350%, 11/01/2042	440	380
CVS Health
5.875%, 06/01/2053	370	358
5.450%, 09/15/2035	1,194	1,209
5.300%, 06/01/2033	2,088	2,119
5.050%, 03/25/2048	15,631	13,716
4.780%, 03/25/2038	1,525	1,424
3.250%, 08/15/2029	1,720	1,651
1.875%, 02/28/2031	6,050	5,315
Elevance Health
5.000%, 01/15/2036	5,265	5,169
3.650%, 12/01/2027	330	327
2.550%, 03/15/2031	3,180	2,885
Eli Lilly
4.650%, 05/20/2033	9,692	9,674
4.375%, 05/20/2031	2,804	2,790
EMD Finance LLC
5.000%, 10/15/2035 (C)	3,290	3,253
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (C)	2,440	2,405
GE HealthCare Technologies
5.500%, 06/15/2035	1,235	1,256
Gilead Sciences
4.600%, 05/20/2031	2,081	2,082
4.000%, 09/01/2036	714	656
2.600%, 10/01/2040	3,890	2,833
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HCA
5.900%, 06/01/2053	$713	$687
5.250%, 06/15/2049	1,187	1,060
4.600%, 11/15/2032	2,205	2,153
3.500%, 09/01/2030	6,920	6,575
3.500%, 07/15/2051	6,235	4,174
2.375%, 07/15/2031	4,015	3,562
Health Care Service A Mutual Legal Reserve
5.200%, 06/15/2029 (C)	5,100	5,155
Humana
4.950%, 10/01/2044	200	173
4.800%, 03/15/2047	50	41
3.700%, 03/23/2029	6,150	6,002
2.150%, 02/03/2032	250	217
Medline Borrower LP
3.875%, 04/01/2029 (C)	7,765	7,557
Novartis Capital
5.700%, 03/18/2056	469	476
5.600%, 03/18/2046	583	590
4.900%, 03/18/2036	5,638	5,616
4.600%, 03/18/2033	2,775	2,756
4.600%, 11/05/2035	1,369	1,340
4.400%, 03/18/2031	1,985	1,975
PeaceHealth Obligated Group
4.855%, 11/15/2032	4,630	4,581
Pfizer
4.875%, 11/15/2035	3,756	3,715
4.200%, 11/15/2030	2,729	2,704
2.625%, 04/01/2030	720	674
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	492	454
5.300%, 05/19/2053	481	451
4.750%, 05/19/2033	3,533	3,514
Roche Holdings
4.374%, 12/02/2032 (C)	689	678
4.075%, 12/02/2030 (C)	1,788	1,757
Royalty Pharma PLC
5.200%, 09/25/2035	7,490	7,435
3.550%, 09/02/2050	2,200	1,534
3.300%, 09/02/2040	483	374
2.200%, 09/02/2030	963	871
Thermo Fisher Scientific
4.902%, 02/12/2036	1,090	1,076
4.550%, 06/15/2033	1,174	1,157
4.215%, 02/12/2031	2,245	2,213
UnitedHealth Group
5.875%, 02/15/2053	1,940	1,947
5.625%, 07/15/2054	3,329	3,232
5.500%, 07/15/2044	1,149	1,126
5.150%, 07/15/2034	1,258	1,273
3.250%, 05/15/2051	397	267
3.050%, 05/15/2041	441	333
2.750%, 05/15/2040	2,390	1,765

212	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Universal Health Services
1.650%, 09/01/2026	$1,260	$1,251
VSP Optical Group
5.650%, 06/01/2036 (C)	5,414	5,405
5.400%, 06/01/2033 (C)	2,498	2,500
		231,379
Industrials — 2.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.450%, 04/15/2027	1,549	1,575
4.950%, 09/10/2034	10,415	10,157
3.300%, 01/30/2032	4,586	4,196
3.000%, 10/29/2028	7,125	6,865
American Airlines Pass-Through Trust, Ser 2015-1, Cl A
3.375%, 05/01/2027	61	60
American Airlines Pass-Through Trust, Ser 2025-1, Cl A
4.900%, 05/11/2038	2,210	2,140
BAE Systems PLC
5.250%, 03/26/2031 (C)	3,615	3,698
Boeing
6.858%, 05/01/2054	991	1,118
6.388%, 05/01/2031	2,800	2,987
5.805%, 05/01/2050	1,659	1,642
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	238
Caterpillar Financial Services
4.375%, 08/16/2029	1,075	1,077
Caterpillar Financial Services MTN
4.500%, 05/15/2031	1,828	1,825
4.300%, 05/15/2029	3,160	3,160
4.200%, 05/15/2028	4,961	4,960
Cintas No. 2
4.000%, 05/01/2032	1,124	1,090
Crowley Conro LLC
4.181%, 08/15/2043	644	595
Delta Air Lines
5.250%, 07/10/2030	3,893	3,937
4.950%, 07/10/2028	3,824	3,843
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,013	1,950
Delta Air Lines/Skymiles
4.750%, 10/20/2028 (C)	2,573	2,575
Eaton
4.800%, 03/06/2036	992	976
4.500%, 03/06/2033	1,246	1,225
4.200%, 03/06/2031	5,643	5,553
3.950%, 03/06/2029	2,483	2,455
3.850%, 03/06/2028	3,920	3,890
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Eaton Capital ULC
4.450%, 05/09/2030	$1,167	$1,164
Embraer Netherlands Finance BV
5.980%, 02/11/2035	1,524	1,584
5.400%, 01/09/2038	1,419	1,364
GE Vernova
5.500%, 02/04/2056	1,866	1,809
General Electric
4.900%, 01/29/2036	2,616	2,613
4.300%, 07/29/2030	2,878	2,860
General Electric MTN
4.393%, TSFR3M + 0.742%, 08/15/2036 (A)	3,035	2,862
Honeywell Aerospace
5.852%, 03/16/2066 (C)	213	215
5.732%, 03/16/2056 (C)	3,771	3,772
5.622%, 03/16/2046 (C)	1,032	1,030
4.950%, 03/16/2036 (C)	10,020	9,911
4.600%, 03/16/2033 (C)	8,308	8,186
4.300%, 03/16/2031 (C)	4,636	4,567
4.000%, 03/16/2029 (C)	3,029	2,994
3.900%, 03/16/2028 (C)	5,048	5,006
Howmet Aerospace
4.850%, 10/15/2031	1,236	1,244
4.750%, 04/15/2036	1,258	1,225
Huntington Ingalls Industries
5.749%, 01/15/2035	2,805	2,912
JetBlue Pass-Through Trust, Ser 2019-1, Cl AA
2.750%, 05/15/2032	115	101
John Deere Capital
4.650%, 01/07/2028	1,665	1,677
4.500%, 01/08/2027	2,364	2,371
John Deere Capital MTN
5.150%, 09/08/2026	1,749	1,755
4.850%, 06/11/2029	301	306
4.375%, 04/15/2031	1,373	1,362
Leidos
5.000%, 03/15/2036	6,490	6,289
Lockheed Martin
4.500%, 05/15/2036	685	666
Norfolk Southern
5.100%, 05/01/2035	1,643	1,655
Northrop Grumman
5.250%, 07/15/2035	1,266	1,289
4.650%, 07/15/2030	1,365	1,371
3.250%, 01/15/2028	480	472
Otis Worldwide
3.112%, 02/15/2040	1,005	775
Paychex
5.350%, 04/15/2032	2,720	2,755
Raytheon Technologies
2.250%, 07/01/2030	680	623

SEI Institutional Investments Trust	213

SCHEDULE OF INVESTMENTS

May 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rentokil Terminix Funding
4.625%, 04/23/2031 (C)	$3,095	$3,051
Republic Services
1.450%, 02/15/2031	705	613
Rollins
5.250%, 02/24/2035	4,055	4,051
RTX
6.400%, 03/15/2054	2,074	2,266
6.100%, 03/15/2034	3,025	3,252
Siemens Funding BV
5.800%, 05/28/2055 (C)	1,181	1,211
5.200%, 05/28/2035 (C)	1,878	1,918
4.600%, 05/28/2030 (C)	2,132	2,142
4.350%, 05/26/2028 (C)	3,112	3,122
SMBC Aviation Capital Finance DAC
5.700%, 07/25/2033 (C)	3,945	4,050
Uber Technologies
5.350%, 09/15/2054	2,151	2,002
4.800%, 09/15/2034	6,666	6,523
4.800%, 09/15/2035	1,651	1,608
4.150%, 01/15/2031	2,476	2,422
Union Pacific
5.600%, 12/01/2054	714	707
2.150%, 02/05/2027	270	267
United Airlines Pass-Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	3,114	3,230
Veralto
4.850%, 01/15/2032	1,967	1,970
Verisk Analytics
5.125%, 03/15/2036	2,951	2,893
4.450%, 03/15/2031	1,476	1,452
Vertiv Holdings
4.850%, 03/15/2036	4,515	4,397
		205,719
Information Technology — 1.8%
AIB Group PLC MTN
5.871%, SOFRINDX + 1.910%, 03/28/2035 (A)(C)	2,645	2,743
Apple
3.950%, 08/08/2052	1,799	1,408
2.650%, 05/11/2050	1,320	818
2.375%, 02/08/2041	684	487
AppLovin
5.950%, 12/01/2054	2,500	2,400
Atlassian
5.500%, 05/15/2034	1,540	1,539
Broadcom
5.200%, 07/15/2035	1,020	1,026
5.150%, 11/15/2031	3,199	3,268
5.050%, 07/12/2029	3,429	3,489
4.926%, 05/15/2037 (C)	8,724	8,477
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.900%, 07/15/2032	$1,893	$1,904
4.800%, 10/15/2034	3,337	3,285
4.600%, 07/15/2030	3,099	3,101
4.550%, 02/15/2032	2,383	2,360
4.150%, 11/15/2030	842	827
3.419%, 04/15/2033	744	680
3.137%, 11/15/2035 (C)	2,520	2,146
Constellation Software
5.158%, 02/16/2029 (C)	3,000	3,014
Dell International LLC
5.000%, 04/01/2030	4,050	4,103
4.500%, 02/15/2031	4,700	4,659
Foundry JV Holdco LLC
6.300%, 01/25/2039 (C)	534	564
6.100%, 01/25/2036 (C)	6,645	6,983
5.900%, 01/25/2033 (C)	1,800	1,872
5.500%, 01/25/2031 (C)	898	920
Intel
6.200%, 05/15/2066	1,175	1,181
6.125%, 05/15/2056	1,511	1,522
5.900%, 02/10/2063	687	663
5.625%, 02/10/2043	539	525
5.300%, 05/15/2036	2,099	2,096
5.000%, 08/15/2033	2,288	2,281
4.900%, 08/05/2052	325	275
4.650%, 06/01/2031	1,807	1,793
3.734%, 12/08/2047	1,317	955
3.250%, 11/15/2049	3,448	2,266
2.800%, 08/12/2041	808	567
2.000%, 08/12/2031	1,580	1,379
Microsoft
3.450%, 08/08/2036	24	22
3.300%, 02/06/2027	720	717
2.921%, 03/17/2052	200	129
Oracle
6.850%, 02/04/2066	827	792
6.700%, 02/04/2056	6,626	6,382
6.550%, 02/04/2046	1,900	1,832
6.000%, 08/03/2055	721	632
5.875%, 09/26/2045	1,907	1,705
5.550%, 02/06/2053	985	815
5.375%, 09/27/2054	3,807	3,052
5.350%, 05/04/2033	1,128	1,110
5.200%, 09/26/2035	2,111	2,010
4.950%, 02/04/2031	2,176	2,140
4.800%, 09/26/2032	9,804	9,421
4.650%, 05/06/2030	610	600
4.550%, 02/04/2029	1,318	1,305
4.450%, 09/26/2030	6,415	6,220
4.375%, 05/15/2055	2,650	1,817
4.000%, 07/15/2046	1,631	1,134
3.950%, 03/25/2051	4,563	2,997
3.900%, 05/15/2035	5,500	4,733

214	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.800%, 11/15/2037	$11,240	$9,116
3.600%, 04/01/2040	1,114	826
3.600%, 04/01/2050	4,151	2,595
2.950%, 04/01/2030	925	854
Salesforce
6.550%, 03/15/2056	4,730	4,822
5.550%, 03/15/2036	3,080	3,102
5.200%, 03/15/2033	7,530	7,576
4.650%, 03/15/2029	9,225	9,244
ServiceNow
5.400%, 05/15/2036	7,575	7,632
Synopsys
5.700%, 04/01/2055	1,153	1,124
5.150%, 04/01/2035	1,445	1,443
5.000%, 04/01/2032	1,640	1,650
4.850%, 04/01/2030	2,050	2,062
4.650%, 04/01/2028	1,433	1,438
		180,625
Materials — 0.4%
Amcor Flexibles North America
5.500%, 03/17/2035	2,730	2,773
Anglo American Capital PLC
5.750%, 04/05/2034 (C)	4,705	4,878
5.250%, 03/19/2036 (C)	2,006	1,986
5.000%, 03/21/2033 (C)	2,006	1,994
4.625%, 03/19/2031 (C)	2,006	1,986
ArcelorMittal
5.375%, 05/19/2036	3,473	3,454
Berry Global
5.650%, 01/15/2034	1,010	1,033
1.650%, 01/15/2027	1,785	1,756
Eastman Chemical
4.500%, 02/20/2031	2,461	2,416
Ecolab
5.350%, 06/15/2036	2,264	2,302
5.150%, 06/15/2033	2,475	2,513
Glencore Funding LLC
5.508%, 04/01/2036 (C)	1,837	1,856
5.200%, 07/01/2033 (C)	2,505	2,515
4.900%, 07/01/2031 (C)	2,701	2,702
International Flavors & Fragrances
2.300%, 11/01/2030 (C)	6,675	6,002
		40,166
Real Estate — 0.8%
Agree LP
5.600%, 06/15/2035	1,436	1,476
4.800%, 10/01/2032	882	875
2.600%, 06/15/2033	400	341
American Assets Trust LP
3.375%, 02/01/2031	1,920	1,745
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Homes 4 Rent LP
5.500%, 07/15/2034	$964	$975
5.250%, 03/15/2035	411	409
4.950%, 06/15/2030	1,236	1,242
4.300%, 04/15/2052	725	565
3.625%, 04/15/2032	1,618	1,506
2.375%, 07/15/2031	2,320	2,053
American Tower
5.900%, 11/15/2033	3,500	3,674
5.550%, 07/15/2033	720	742
4.900%, 03/15/2030	1,155	1,165
2.700%, 04/15/2031	6,940	6,321
1.875%, 10/15/2030	2,410	2,143
AvalonBay Communities MTN
2.450%, 01/15/2031	1,525	1,389
Brixmor Operating Partnership LP
5.375%, 06/15/2036	1,981	1,976
4.850%, 02/15/2033	658	648
2.500%, 08/16/2031	1,548	1,383
CBRE Services
4.900%, 01/15/2033	1,410	1,391
Crown Castle
2.100%, 04/01/2031	6,103	5,366
Equinix
3.900%, 04/15/2032	2,380	2,258
Essex Portfolio LP
2.550%, 06/15/2031	835	750
Extra Space Storage LP
3.900%, 04/01/2029	1,153	1,132
2.400%, 10/15/2031	130	115
2.200%, 10/15/2030	542	487
FIBRA Prologis
5.625%, 01/14/2038 (C)	2,037	1,963
5.500%, 11/26/2035 (C)	1,468	1,430
GLP Capital LP / GLP Financing II
5.750%, 06/01/2028	1,250	1,268
5.625%, 03/01/2036	3,805	3,735
5.300%, 01/15/2029	545	548
4.000%, 01/15/2031	1,085	1,026
Healthcare Realty Holdings LP
3.625%, 01/15/2028	195	192
Hudson Pacific Properties LP
4.650%, 04/01/2029	2,051	1,927
Invitation Homes Operating Partnership LP
2.000%, 08/15/2031	646	556
Kimco Realty OP LLC
5.300%, 02/01/2036	1,480	1,501
4.850%, 03/01/2035	1,251	1,231
LXP Industrial Trust
6.750%, 11/15/2028	135	141
Prologis Targeted US Logistics Fund LP
4.625%, 03/15/2033 (C)	5,920	5,771

SEI Institutional Investments Trust	215

SCHEDULE OF INVESTMENTS

May 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Realty Income
5.125%, 04/15/2035	$1,160	$1,161
4.750%, 04/15/2033	2,470	2,439
2.850%, 12/15/2032	1,138	1,010
Regency Centers LP
5.250%, 01/15/2034	1,900	1,926
5.000%, 07/15/2032	1,400	1,414
4.500%, 03/15/2033	985	961
2.950%, 09/15/2029	2,217	2,113
Sabra Health Care LP
3.900%, 10/15/2029	3,365	3,260
Simon Property Group
4.750%, 09/26/2034	2,250	2,202
Store Capital LLC
2.750%, 11/18/2030	1,101	993
2.700%, 12/01/2031	563	495
VICI Properties LP / VICI Note Co
4.125%, 08/15/2030 (C)	1,570	1,507
3.875%, 02/15/2029 (C)	575	559
		83,456
Utilities — 3.6%
AEP Texas
5.850%, 10/15/2055	2,510	2,456
AEP Transmission LLC
5.250%, 06/01/2036	1,476	1,486
Alliant Energy
5.750%, H15T5Y + 2.077%, 04/01/2056 (A)	2,395	2,368
American Electric Power
5.800%, H15T5Y + 2.128%, 03/15/2056 (A)	4,470	4,456
American Transmission Systems
2.650%, 01/15/2032 (C)	584	522
Appalachian Power
5.650%, 04/01/2034	461	474
4.500%, 03/01/2049	60	49
3.300%, 06/01/2027	3,000	2,970
Appalachian Power Recovery Funding LLC
4.961%, 10/01/2035	1,481	1,488
Arizona Public Service
5.900%, 08/15/2055	1,633	1,636
5.100%, 03/15/2036	2,697	2,663
Baltimore Gas and Electric
5.450%, 06/01/2035	789	805
2.250%, 06/15/2031	1,217	1,088
Berkshire Hathaway Energy
2.850%, 05/15/2051	3,845	2,356
Boston Gas
5.843%, 01/10/2035 (C)	2,500	2,613
4.487%, 02/15/2042 (C)	140	119
Brooklyn Union Gas
6.415%, 07/18/2054 (C)	5,680	5,848
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CenterPoint Energy
5.950%, H15T5Y + 2.223%, 04/01/2056 (A)	$2,400	$2,399
CenterPoint Energy Houston Electric LLC
5.150%, 03/01/2034	6,000	6,088
4.950%, 08/15/2035	1,972	1,955
4.850%, 04/01/2036	1,748	1,717
3.600%, 03/01/2052	926	667
Centerpoint Energy Restoration Bond III LLC
4.480%, 06/15/2035	4,800	4,684
Chile Electricity Lux MPC II SARL
5.672%, 10/20/2035 (C)	6,400	6,520
5.580%, 10/20/2035 (C)	1,110	1,128
Chile Electricity Lux MPC SARL
6.010%, 01/20/2033 (C)	1,522	1,568
Commonwealth Edison
5.850%, 06/01/2056	419	421
Consolidated Edison of New York
4.450%, 03/15/2044	3,500	3,020
3.700%, 11/15/2059	449	311
3.350%, 04/01/2030	260	249
3.200%, 12/01/2051	281	187
Constellation Energy Generation LLC
5.600%, 03/01/2028	2,410	2,454
3.900%, 01/08/2028	1,435	1,424
Consumers Energy
5.125%, 05/01/2036	2,516	2,517
5.050%, 05/15/2035	3,904	3,926
4.500%, 01/15/2031	2,461	2,453
Consumers Securitization Funding LLC
5.550%, 03/01/2028	529	532
Dominion Energy
6.200%, H15T5Y + 2.006%, 02/15/2056 (A)	3,170	3,190
DTE Electric
3.650%, 03/01/2052	671	487
2.950%, 03/01/2050	1,464	951
Duke Energy
3.500%, 06/15/2051	777	530
Duke Energy Carolinas LLC
4.000%, 09/30/2042	257	213
3.550%, 03/15/2052	1,101	783
2.850%, 03/15/2032	1,557	1,417
2.550%, 04/15/2031	572	522
Duke Energy Florida LLC
2.400%, 12/15/2031	1,213	1,083
Duke Energy Indiana LLC
4.950%, 03/15/2036	985	972
2.750%, 04/01/2050	1,255	771
Duke Energy Progress LLC
5.550%, 03/15/2055	1,530	1,488
5.050%, 03/15/2035	1,805	1,810
4.150%, 12/01/2044	1,750	1,436

216	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.700%, 10/15/2046	$247	$187
2.500%, 08/15/2050	1,228	711
East Ohio Gas
2.000%, 06/15/2030 (C)	2,365	2,131
Electricite de France
6.250%, 04/22/2066 (C)	2,225	2,189
6.125%, 04/22/2056 (C)	3,555	3,514
Entergy Arkansas LLC
5.150%, 01/15/2033	1,881	1,914
2.650%, 06/15/2051	1,096	645
Entergy Mississippi LLC
5.800%, 04/15/2055	1,227	1,223
Entergy Texas
5.250%, 04/15/2035	1,830	1,843
3.450%, 12/01/2027	1,625	1,599
Evergy Missouri West
5.650%, 06/01/2034 (C)	3,195	3,253
Eversource Energy
5.950%, 02/01/2029	1,980	2,044
4.600%, 07/01/2027	1,125	1,127
FirstEnergy Pennsylvania Electric
5.200%, 04/01/2028 (C)	937	948
4.550%, 03/15/2031 (C)	2,690	2,666
4.300%, 01/15/2029 (C)	1,474	1,464
3.250%, 03/15/2028 (C)	1,186	1,160
FirstEnergy Transmission LLC
5.000%, 01/15/2035	4,460	4,411
Florida Power & Light
5.700%, 03/15/2055	3,825	3,808
5.600%, 02/15/2066	1,355	1,305
5.300%, 06/15/2034	3,005	3,083
Hydro One
4.750%, 05/30/2031	4,443	4,460
Interstate Power and Light
5.700%, 10/15/2033	4,335	4,501
Jersey Central Power & Light
5.100%, 01/15/2035	1,116	1,114
4.400%, 01/15/2031 (C)	2,217	2,185
4.150%, 01/15/2029 (C)	1,292	1,276
2.750%, 03/01/2032 (C)	1,338	1,200
Kentucky Utilities
5.850%, 08/15/2055	1,770	1,780
KeySpan Gas East
3.586%, 01/18/2052 (C)	4,825	3,238
2.742%, 08/15/2026 (C)	1,175	1,171
Louisville Gas and Electric
5.450%, 04/15/2033	5,295	5,452
MidAmerican Energy
5.500%, 11/15/2056	1,042	1,006
2.700%, 08/01/2052	1,055	638
Mississippi Power
4.250%, 03/15/2042	638	538
3.100%, 07/30/2051	1,503	984
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NextEra Energy Capital Holdings
5.450%, 03/15/2035	$11,810	$12,034
Niagara Mohawk Power
4.647%, 10/03/2030 (C)	2,630	2,616
NiSource
5.750%, H15T5Y + 2.035%, 07/15/2056 (A)	4,505	4,538
5.350%, 04/01/2034	7,880	8,045
Northern States Power
5.650%, 06/15/2054	823	815
5.400%, 03/15/2054	759	727
NRG Energy
4.955%, 04/30/2031 (C)	5,210	5,155
Ohio Edison
4.950%, 12/15/2029 (C)	1,235	1,249
Oncor Electric Delivery LLC
5.900%, 03/15/2056 (C)	1,772	1,792
5.800%, 04/01/2055	2,435	2,446
5.350%, 04/01/2035	4,055	4,148
4.500%, 03/15/2031 (C)	3,144	3,120
Pacific Gas and Electric
6.100%, 01/15/2029	8,875	9,158
5.200%, 05/01/2036	4,870	4,750
5.050%, 10/15/2032	2,041	2,030
5.000%, 06/04/2028	3,945	3,972
4.950%, 07/01/2050	4,960	4,160
4.200%, 06/01/2041	728	598
3.950%, 12/01/2047	2,869	2,114
3.500%, 08/01/2050	476	318
2.500%, 02/01/2031	4,380	3,932
2.100%, 08/01/2027	5,235	5,089
PacifiCorp
2.900%, 06/15/2052	2,590	1,546
PECO Energy
5.650%, 09/15/2055	2,295	2,264
4.150%, 10/01/2044	1,985	1,639
2.850%, 09/15/2051	1,513	937
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
5.450%, 02/03/2036 (C)	1,013	986
4.750%, 02/03/2031 (C)	2,487	2,440
Piedmont Natural Gas
5.100%, 02/15/2035	1,506	1,501
2.500%, 03/15/2031	2,000	1,812
Progress Energy
6.000%, 12/01/2039	310	324
PSEG Power LLC
5.750%, 05/15/2035 (C)	6,175	6,313
Public Service Electric and Gas MTN
5.125%, 03/15/2053	1,390	1,281
2.700%, 05/01/2050	586	364
2.050%, 08/01/2050	348	184
1.900%, 08/15/2031	2,155	1,888

SEI Institutional Investments Trust	217

SCHEDULE OF INVESTMENTS

May 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Public Service of Colorado
5.150%, 09/15/2035	$2,335	$2,331
Public Service of Oklahoma
5.450%, 01/15/2036	525	530
5.200%, 01/15/2035	10,048	10,053
3.150%, 08/15/2051	848	547
RWE Finance US LLC
5.125%, 09/18/2035 (C)	3,815	3,720
Sempra
5.250%, 03/15/2036	5,240	5,179
Southern
6.000%, H15T5Y + 1.993%, 04/01/2058 (A)	3,365	3,386
3.750%, H15T5Y + 2.915%, 09/15/2051 (A)	5,510	5,500
Southern California Edison
4.125%, 03/01/2048	129	97
Southern Gas Capital
4.950%, 09/15/2034	6,695	6,624
3.250%, 06/15/2026	1,550	1,550
Southern Power
4.900%, 10/01/2035	3,490	3,402
Southwestern Electric Power
2.750%, 10/01/2026	1,000	995
Southwestern Public Service
3.750%, 06/15/2049	2,000	1,461
Trans-Allegheny Interstate Line
5.000%, 01/15/2031 (C)	3,843	3,880
Union Electric
5.200%, 04/01/2034	3,575	3,636
Virginia Electric and Power
5.000%, 01/15/2034	9,199	9,235
4.950%, 03/15/2036	3,808	3,743
4.650%, 08/15/2043	2,000	1,767
2.950%, 11/15/2051	1,217	764
Virginia Power Fuel Securitization LLC
5.088%, 05/01/2027	755	760
Vistra Operations LLC
5.700%, 12/30/2034 (C)	6,740	6,818
5.250%, 10/15/2035 (C)	4,765	4,630
4.700%, 01/31/2031 (C)	5,445	5,350
Wisconsin Electric Power
4.150%, 10/15/2030	1,744	1,717
		357,998
Total Corporate Obligations
(Cost $2,388,706) ($ Thousands)		2,355,152
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 7.2%
Automotive — 2.2%

Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 10/16/2028	$497	$498
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A2
4.830%, 03/15/2028 (C)	179	179
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A3
4.900%, 09/17/2029 (C)	650	653
AmeriCredit Automobile Receivables Trust, Ser 2023-2, Cl A3
5.810%, 05/18/2028	525	527
AmeriCredit Automobile Receivables Trust, Ser 2026-1, Cl A3
4.150%, 11/18/2032 (C)	3,045	3,034
ARI Fleet Lease Trust, Ser 2023-A, Cl A3
5.330%, 02/17/2032 (C)	1,350	1,353
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (C)	275	276
AutoNation Finance Trust, Ser 2025-1A, Cl A3
4.620%, 11/13/2029 (C)	1,750	1,756
Avis Budget Rental Car Funding AESOP LLC, Ser 2024-2A, Cl C
6.180%, 10/20/2027 (C)	2,250	2,256
BMW Vehicle Lease Trust, Ser 2025-1, Cl A3
4.430%, 06/26/2028	2,305	2,311
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	169	169
BofA Auto Trust, Ser 2025-1A, Cl A2A
4.520%, 11/22/2027 (C)	167	168
BofA Auto Trust, Ser 2025-1A, Cl A3
4.350%, 11/20/2029 (C)	655	656
Carmax Auto Owner Trust, Ser 2025-2, Cl A3
4.480%, 03/15/2030	4,083	4,098
Carmax Auto Owner Trust, Ser 2025-3, Cl A3
4.350%, 07/15/2030	2,546	2,551
Carmax Auto Owner Trust, Ser 2025-3, Cl A4
4.470%, 01/15/2031	1,715	1,720
Chase Auto Owner Trust, Ser 2022-AA, Cl A4
3.990%, 03/27/2028 (C)	564	564
Corporate One Auto Receivables Trust, Ser 2026-1A, Cl A2
4.130%, 09/15/2028 (C)	2,000	1,998
Corporate One Auto Receivables Trust, Ser 2026-1A, Cl A3
4.150%, 03/15/2030 (C)	770	766

218	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Credit Acceptance Auto Loan Trust, Ser 2025-1A, Cl C
5.710%, 07/16/2035 (C)	$3,975	$4,003
Enterprise Fleet Financing LLC, Ser 2025-1, Cl A3
4.820%, 02/20/2029 (C)	3,515	3,540
FCCU Auto Receivables Trust, Ser 2026-1A, Cl A2
3.980%, 10/15/2029 (C)	2,840	2,833
FCCU Auto Receivables Trust, Ser 2026-1A, Cl A3
4.010%, 04/15/2031 (C)	1,970	1,947
Ford Credit Auto Owner Trust, Ser 2025-1, Cl A
4.860%, 08/15/2037 (C)(D)	3,432	3,477
Ford Credit Auto Owner Trust, Ser 2025-2, Cl A
4.370%, 02/15/2038 (C)(D)	1,334	1,327
Ford Credit Auto Owner Trust, Ser 2026-1, Cl A
4.320%, 08/15/2038 (C)(D)	7,238	7,161
Ford Credit Floorplan Master Owner Trust A, Ser 2026-1, Cl A
4.420%, 05/15/2031	4,727	4,722
Ford Credit Floorplan Master Owner Trust A, Ser 2026-2, Cl A
4.600%, 05/15/2033	2,893	2,893
Ford Credit Floorplan Master Owner Trust, Ser 2024-3, Cl A1
4.300%, 09/15/2029 (C)	4,599	4,602
Ford Credit Floorplan Master Owner Trust, Ser 2025-1, Cl A1
4.630%, 04/15/2030	4,329	4,350
GM Financial Automobile Leasing Trust, Ser 2025-1, Cl A3
4.660%, 02/21/2028	4,355	4,368
GM Financial Automobile Leasing Trust, Ser 2025-2, Cl A2A
4.550%, 07/20/2027	766	767
GM Financial Automobile Leasing Trust, Ser 2025-2, Cl A3
4.580%, 05/22/2028	2,360	2,370
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A3
4.170%, 08/21/2028	2,260	2,260
GM Financial Automobile Leasing Trust, Ser 2026-2, Cl A3
4.300%, 03/20/2029	1,254	1,254
GM Financial Consumer Automobile Receivables Trust, Ser 2025-4, Cl A3
3.840%, 02/18/2031	1,486	1,474
GM Financial Revolving Receivables Trust, Ser 2025-1, Cl A
4.640%, 12/11/2037 (C)	1,239	1,245
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GMF Floorplan Owner Revolving Trust, Ser 2024-1A, Cl A1
5.130%, 03/15/2029 (C)	$4,885	$4,925
Huntington Bank Auto Credit-Linked Notes, Ser 2024-2, Cl B1
5.442%, 10/20/2032 (C)	2,012	2,026
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A3
4.830%, 01/18/2028 (C)	5,300	5,324
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A3
4.530%, 04/17/2028 (C)	6,043	6,065
4.210%, 04/16/2029 (C)	3,894	3,886
Hyundai Auto Lease Securitization Trust, Ser 2025-C, Cl A3
4.360%, 07/17/2028 (C)	4,005	4,012
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A4
4.480%, 07/17/2028	1,099	1,100
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/2028	246	247
LAD Auto Receivables Trust, Ser 2025-2A, Cl A3
4.250%, 01/15/2030 (C)	2,520	2,519
LAD Auto Receivables Trust, Ser 2025-3A, Cl A2
4.060%, 03/15/2029 (C)	5,054	5,053
LAD Auto Receivables Trust, Ser 2026-2A, Cl A2
4.170%, 08/15/2029 (C)	4,980	4,979
Mercedes-Benz Auto Lease Trust, Ser 2025-A, Cl A2A
4.570%, 04/17/2028	1,205	1,208
Mercedes-Benz Auto Lease Trust, Ser 2025-A, Cl A3
4.610%, 04/16/2029	2,960	2,976
Mercedes-Benz Auto Receivables Trust, Ser 2025-1, Cl A3
4.780%, 12/17/2029	1,878	1,890
Mercedes-Benz Auto Receivables Trust, Ser 2026-1, Cl A4
4.470%, 10/15/2032	3,507	3,513
Nissan Auto Lease Trust, Ser 2026-A, Cl A3
3.870%, 03/15/2029	3,124	3,101
Nissan Auto Receivables Owner Trust, Ser 2026-A, Cl A4
4.640%, 03/15/2032	2,052	2,059
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A3
6.230%, 06/15/2028 (C)	299	299
Santander Bank Auto Credit-Linked Notes, Ser 2023-B, Cl C
5.933%, 12/15/2033 (C)	1,460	1,475

SEI Institutional Investments Trust	219

SCHEDULE OF INVESTMENTS

May 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2024-3, Cl A3
5.630%, 01/16/2029	$279	$279
Santander Drive Auto Receivables Trust, Ser 2025-2, Cl A3
4.670%, 08/15/2029	2,122	2,127
Santander Drive Auto Receivables Trust, Ser 2025-3, Cl A3
4.380%, 01/15/2030	2,779	2,785
SBNA Auto Receivables Trust, Ser 2024-A, Cl A3
5.320%, 12/15/2028 (C)	152	152
SBNA Auto Receivables Trust, Ser 2024-A, Cl A4
5.210%, 04/16/2029 (C)	433	435
SCCU Auto Receivables Trust, Ser 2024-1A, Cl A3
5.110%, 06/15/2029 (C)	983	987
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A3
4.950%, 05/21/2029 (C)	1,146	1,150
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A4
4.940%, 01/21/2031 (C)	389	392
SFS Auto Receivables Securitization Trust, Ser 2024-2A, Cl A3
5.330%, 11/20/2029 (C)	956	963
SFS Auto Receivables Securitization Trust, Ser 2025-2A, Cl A4
4.580%, 05/20/2031 (C)	1,653	1,655
SFS Auto Receivables Securitization Trust, Ser 2025-3A, Cl A3
4.120%, 04/21/2031 (C)	2,740	2,729
SFS Auto Receivables Securitization Trust, Ser 2026-1A, Cl A3
3.960%, 07/21/2031 (C)	8,518	8,427
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A2
4.630%, 07/20/2027 (C)	1,360	1,362
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A3
4.470%, 07/20/2028 (C)	1,695	1,699
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-CA, Cl A3
4.110%, 04/20/2029 (C)	2,859	2,844
Toyota Auto Loan Extended Note Trust, Ser 2024-1A, Cl A
5.160%, 11/25/2036 (C)	7,301	7,445
Toyota Auto Loan Extended Note Trust, Ser 2025-1A, Cl A
4.650%, 05/25/2038 (C)	6,160	6,189
Toyota Auto Loan Extended Note Trust, Ser 2026-1A, Cl A
4.580%, 04/25/2039 (C)	19,508	19,474
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Toyota Lease Owner Trust, Ser 2024-B, Cl A3
4.210%, 09/20/2027 (C)	$1,729	$1,730
Toyota Lease Owner Trust, Ser 2025-A, Cl A3
4.750%, 02/22/2028 (C)	2,475	2,484
Toyota Lease Owner Trust, Ser 2025-B, Cl A3
3.960%, 11/20/2028 (C)	4,190	4,170
Toyota Lease Owner Trust, Ser 2026-A, Cl A3
3.820%, 02/20/2029 (C)	1,847	1,834
USB Auto Owner Trust, Ser 2025-1A, Cl A3
4.490%, 06/17/2030 (C)	2,006	2,013
USB Auto Owner Trust, Ser 2025-1A, Cl A4
4.620%, 12/16/2030 (C)	599	602
Veridian Auto Receivables Trust, Ser 2023-1A, Cl A3
5.560%, 03/15/2028 (C)	119	119
Volkswagen Auto Lease Trust, Ser 2026-A, Cl A3
4.170%, 03/20/2029	2,509	2,501
World Omni Auto Receivables Trust, Ser 2025-C, Cl A3
4.080%, 11/15/2030	2,835	2,827
World Omni Auto Receivables Trust, Ser 2026-B, Cl A3
4.370%, 06/16/2031	5,052	5,055
Yamaha Motor Master Trust II, Ser 2026-A, Cl A1
4.430%, 04/15/2031 (C)	2,480	2,468
		223,680

Credit Cards — 0.1%
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/2028	2,035	2,045
Synchrony Card Funding LLC, Ser 2025-A2, Cl A
4.490%, 05/15/2031	1,133	1,135
Synchrony Card Funding LLC, Ser 2026-A1, Cl A
4.180%, 03/15/2032	2,893	2,874
		6,054
Mortgage Related Securities — 0.6%

Aames Mortgage Trust, Ser 2002-1, Cl A3
7.396%, 06/25/2032 (D)	8	8
Chase Funding Trust, Ser 2003-6, Cl 1A5
4.816%, 11/25/2034 (D)	59	57
Chase Funding Trust, Ser 2003-6, Cl 1A7
4.816%, 11/25/2034 (D)	58	57

220	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
COOPR Residential Mortgage Trust, Ser 2026-CES1, Cl A1A
4.874%, 02/25/2061 (C)(D)	$9,506	$9,416
Countrywide Asset-Backed Certificates Trust, Ser 2004-6, Cl 1A1
4.239%, TSFR1M + 0.654%, 12/25/2034 (A)	1,244	1,220
Countrywide Asset-Backed Certificates Trust, Ser 2007-13, Cl 2A1
4.599%, TSFR1M + 1.014%, 10/25/2047 (A)	154	142
Credit-Based Asset Servicing and Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032 (D)	12	11
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
2.929%, 12/25/2036 (D)	274	221
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
4.562%, TSFR1M + 0.934%, 09/15/2029 (A)	102	99
FIGRE Trust, Ser 2025-FL2, Cl A1
5.053%, 11/25/2055 (C)(D)	6,128	6,079
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
4.359%, TSFR1M + 0.774%, 01/25/2036 (A)	2,804	2,735
Mastr Asset Backed Securities Trust, Ser 2006-WMC3, Cl A4
4.019%, TSFR1M + 0.434%, 08/25/2036 (A)	628	212
Mid-State Capital Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (C)	986	990
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	118	118
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
6.358%, 01/25/2047 (D)	11	4
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
3.889%, TSFR1M + 0.304%, 04/25/2037 (A)	3,651	3,540
RCKT Mortgage Trust, Ser 2025-CES1, Cl A1A
5.653%, 01/25/2045 (C)(D)	2,871	2,885
RCKT Mortgage Trust, Ser 2025-CES10, Cl A1A
4.894%, 11/25/2055 (C)(D)	5,406	5,358
RCKT Mortgage Trust, Ser 2025-CES12, Cl A1A
5.027%, 11/25/2055 (C)(D)	4,333	4,312
RCKT Mortgage Trust, Ser 2025-CES2, Cl A1A
5.503%, 02/25/2055 (C)(D)	3,314	3,325
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
RCKT Mortgage Trust, Ser 2025-CES8, Cl A1A
5.148%, 08/25/2055 (A)(C)	$1,764	$1,761
RCKT Mortgage Trust, Ser 2026-CES1, Cl A1A
4.827%, 01/25/2056 (C)(D)	5,739	5,687
Structured Asset Securities Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	2	2
Vista Point Securitization Trust, Ser 2026-CES1, Cl A1
5.035%, 02/25/2056 (C)(D)	7,251	7,190
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
4.699%, TSFR1M + 1.114%, 10/25/2034 (A)	1,027	1,068
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
4.134%, TSFR1M + 0.549%, 07/25/2036 (A)	1,488	1,484
		57,981

Other Asset-Backed Securities — 4.3%
AGL CLO 33, Ser 2024-33A, Cl A1
5.022%, TSFR3M + 1.350%, 07/21/2037 (A)(C)	4,260	4,266
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (C)	3,630	3,611
Aligned Data Centers Issuer LLC, Ser 2022-1A, Cl A2
6.350%, 10/15/2047 (C)	7,000	7,013
Aligned Data Centers Issuer LLC, Ser 2023-1A, Cl A2
6.000%, 08/17/2048 (C)	5,960	5,973
AMMC CLO 24, Ser 2024-24A, Cl BR
5.275%, TSFR3M + 1.600%, 01/20/2035 (A)(C)	7,000	7,002
Apidos CLO XXXV, Ser 2021-35A, Cl A
4.987%, TSFR3M + 1.312%, 04/20/2034 (A)(C)	1,320	1,320
Bain Capital Credit CLO, Ser 2020-2A, Cl AR3
4.655%, TSFR3M + 0.980%, 07/19/2034 (A)(C)	7,500	7,499
Bain Capital Credit CLO, Ser 2026-4A, Cl A1RR
4.675%, TSFR3M + 1.000%, 10/20/2034 (A)(C)	5,550	5,552
Ballyrock CLO 20, Ser 2026-20A, Cl A1A3
4.723%, TSFR3M + 1.050%, 10/15/2036 (A)(C)	7,600	7,604
Barings Equipment Finance LLC, Ser 2026-A, Cl A3
4.080%, 07/13/2033 (C)	1,167	1,156

SEI Institutional Investments Trust	221

SCHEDULE OF INVESTMENTS

May 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
BlueMountain CLO, Ser 2015-4A, Cl CR2
4.975%, TSFR3M + 1.300%, 04/20/2030 (A)(C)	$2,000	$2,000
Capital Street Master Trust, Ser 2025-1, Cl B
5.142%, SOFR30A + 1.500%, 08/16/2029 (A)(C)	4,905	4,913
CIFC Funding, Ser 2021-1A, Cl A1R
5.087%, TSFR3M + 1.420%, 07/25/2037 (A)(C)	2,250	2,251
CIFC Funding, Ser 2023-2A, Cl AR
4.802%, TSFR3M + 1.130%, 01/21/2037 (A)(C)	6,700	6,703
CIFC Funding, Ser 2024-2A, Cl A1
5.184%, TSFR3M + 1.520%, 04/22/2037 (A)(C)	2,400	2,401
Cloud Capital Holdco, Ser 2024-1A, Cl A2
5.781%, 11/22/2049 (C)	4,110	4,117
CNH Equipment Trust, Ser 2022-B, Cl A3
3.890%, 11/15/2027	180	180
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	829	831
College Avenue Student Loans LLC, Ser 2017-A, Cl A1
5.349%, TSFR1M + 1.764%, 11/26/2046 (A)(C)	250	252
College Avenue Student Loans LLC, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (C)	197	193
College Avenue Student Loans LLC, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (C)	450	431
College Avenue Student Loans LLC, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (C)	392	352
College Avenue Student Loans LLC, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (C)	265	245
College Avenue Student Loans LLC, Ser 2023-A, Cl A2
5.330%, 05/25/2055 (C)	1,832	1,831
Consolidated Communications LLC, Ser 2025-1A, Cl A2
6.000%, 05/20/2055 (C)	2,455	2,491
COOF Securitization Trust, Ser 2014-1, Cl A, IO
3.135%, 06/25/2040 (A)(C)	50	3
Dell Equipment Finance Trust, Ser 2025-1, Cl A3
4.610%, 02/24/2031 (C)	5,035	5,058
DLLAA LLC, Ser 2023-1A, Cl A3
5.640%, 02/22/2028 (C)	377	380
DLLAA LLC, Ser 2025-1A, Cl A3
4.950%, 09/20/2029 (C)	2,635	2,658
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
DLLAD LLC, Ser 2024-1A, Cl A3
5.300%, 07/20/2029 (C)	$4,980	$5,040
DLLAD LLC, Ser 2025-1A, Cl A2
4.460%, 11/20/2028 (C)	1,224	1,227
DLLAD LLC, Ser 2025-1A, Cl A3
4.420%, 09/20/2030 (C)	2,015	2,016
Dryden 43 Senior Loan Fund, Ser 2024-43A, Cl AR3
4.745%, TSFR3M + 1.070%, 04/20/2034 (A)(C)	7,800	7,800
Dryden 72 CLO, Ser 2019-72A, Cl ARR
4.751%, TSFR3M + 1.100%, 05/15/2032 (A)(C)	2,385	2,386
Dryden 98 CLO, Ser 2022-98A, Cl AR
4.695%, TSFR3M + 1.020%, 04/20/2035 (A)(C)	7,800	7,801
EDvestinU Private Education Loan Issue No. 4 LLC, Ser 2022-A, Cl A
5.250%, 11/25/2040 (C)	1,132	1,125
Elmwood CLO IV, Ser 2026-1A, Cl ARR
4.925%, TSFR3M + 1.250%, 04/18/2037 (A)(C)	3,555	3,564
Global SC Finance VII SRL, Ser 2020-1A, Cl A
2.170%, 10/17/2040 (C)	3,381	3,242
Global SC Finance VII SRL, Ser 2021-2A, Cl A
1.950%, 08/17/2041 (C)	2,947	2,758
Gracie Point International Funding LLC, Ser 2025-1A, Cl A
5.149%, SOFR30A + 1.500%, 08/15/2028 (A)(C)	4,390	4,393
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (C)	313	309
HPS Loan Management, Ser 10-2016, Cl A1R3
4.795%, TSFR3M + 1.120%, 04/20/2034 (A)(C)	6,620	6,619
HPS Loan Management, Ser 2021-16A, Cl A1R
4.776%, TSFR3M + 1.110%, 01/23/2035 (A)(C)	3,400	3,400
HTS Fund II LLC, Ser 2025-1, Cl A
5.351%, 06/23/2045 (C)	4,815	4,818
Invesco CLO, Ser 2021-2A, Cl AR
4.773%, TSFR3M + 1.100%, 07/15/2034 (A)(C)	8,000	8,009
Iskandar Enterprise LLC, Ser 2026-1A, Cl A21
5.049%, 04/17/2056 (C)	4,305	4,287
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	855	807
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	1,122	1,009

222	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
John Deere Owner Trust, Ser 2025-A, Cl A3
4.230%, 09/17/2029	$4,505	$4,509
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
0.900%, 08/25/2038 (A)(C)	212	3
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
2.807%, 04/25/2040 (A)(C)	23	2
LCM 37, Ser 2024-37A, Cl A1R
4.733%, TSFR3M + 1.060%, 04/15/2034 (A)(C)	4,506	4,506
LCM 39, Ser 2026-39A, Cl A1R2
4.713%, TSFR3M + 1.040%, 10/15/2034 (A)(C)	7,800	7,804
Magnetite XVII, Ser 2024-17A, Cl BR2
5.625%, TSFR3M + 1.950%, 04/20/2037 (A)(C)	2,840	2,839
Magnetite XXIII, Ser 2026-23A, Cl AR2
4.657%, TSFR3M + 0.990%, 01/25/2035 (A)(C)	7,600	7,603
MVW LLC, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (C)	131	127
MVW LLC, Ser 2021-2A, Cl A
1.430%, 05/20/2039 (C)	238	227
MVW LLC, Ser 2023-2A, Cl A
6.180%, 11/20/2040 (C)	690	707
Navient Education Loan Trust, Ser 2026-A, Cl A
4.860%, 09/15/2056 (C)	6,960	6,941
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (C)	573	571
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (C)	52	52
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (C)	346	344
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (C)	882	858
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (C)	974	942
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (C)	337	322
Navient Private Education Refi Loan Trust, Ser 2020-EA, Cl A
1.690%, 05/15/2069 (C)	576	539
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (C)	632	593
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (C)	$630	$576
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (C)	330	300
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (C)	1,281	1,164
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (C)	2,008	1,802
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (C)	1,313	1,166
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (C)	325	291
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/2070 (C)	1,433	1,304
Navient Refinance Loan Trust, Ser 2025-B, Cl A
4.720%, 09/15/2055 (C)	2,536	2,508
Navient Refinance Loan Trust, Ser 2025-C, Cl A
4.800%, 10/15/2055 (C)	2,023	2,005
Navient Refinance Loan Trust, Ser 2026-A, Cl A
4.500%, 01/18/2056 (C)	5,067	4,983
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (C)	254	251
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (C)	1,367	1,179
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
4.040%, SOFR90A + 0.372%, 10/25/2033 (A)	1,333	1,324
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
4.050%, SOFR90A + 0.362%, 03/23/2037 (A)	1,369	1,360
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
4.070%, SOFR90A + 0.382%, 12/24/2035 (A)	964	959
Nelnet Student Loan Trust, Ser 2021-A, Cl APT1
1.360%, 04/20/2062 (C)	2,335	2,227
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (C)	2,661	2,507

SEI Institutional Investments Trust	223

SCHEDULE OF INVESTMENTS

May 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2025-CA, Cl A1A
4.670%, 06/22/2065 (C)	$4,864	$4,786
Neuberger Berman Loan Advisers CLO 51, Ser 2026-51A, Cl AR2
4.666%, TSFR3M + 1.000%, 10/23/2036 (A)(C)	6,250	6,252
Oaktree CLO, Ser 2024-25A, Cl A
5.225%, TSFR3M + 1.550%, 04/20/2037 (A)(C)	2,490	2,489
Octagon 57, Ser 2025-1A, Cl AR
4.743%, TSFR3M + 1.070%, 10/15/2034 (A)(C)	7,500	7,505
Octagon Investment Partners 40, Ser 2025-1A, Cl A1RR
4.715%, TSFR3M + 1.040%, 01/20/2035 (A)(C)	7,100	7,104
Octagon Investment Partners 41, Ser 2025-2A, Cl A1R2
4.763%, TSFR3M + 1.090%, 10/15/2033 (A)(C)	4,000	4,000
Octagon Investment Partners 45, Ser 2025-1A, Cl A1RR
4.823%, TSFR3M + 1.150%, 04/15/2035 (A)(C)	7,825	7,826
Owl Rock CLO III, Ser 2024-3A, Cl AR
5.525%, TSFR3M + 1.850%, 04/20/2036 (A)(C)	2,030	2,031
Park Avenue Institutional Advisers CLO, Ser 2017-1A, Cl A1R2
4.716%, TSFR3M + 1.070%, 02/14/2034 (A)(C)	4,057	4,056
RAD CLO, Ser 2025-21A, Cl A1R
4.737%, TSFR3M + 1.070%, 01/25/2037 (A)(C)	7,600	7,598
Rockford Tower CLO, Ser 2019-1A, Cl AR2
4.775%, TSFR3M + 1.100%, 04/20/2034 (A)(C)	4,000	4,000
Rockford Tower CLO, Ser 2019-2A, Cl AR2
4.772%, TSFR3M + 1.130%, 08/20/2032 (A)(C)	2,623	2,624
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	381	375
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/2032	1,177	1,108
SBA Small Business Investment, Ser 2022-10B, Cl 1
4.262%, 09/10/2032	705	697
SBA Small Business Investment, Ser 2025-10A, Cl 1
4.963%, 03/10/2035	3,940	3,958
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SBA Small Business Investment, Ser 2025-10B, Cl 1
4.532%, 09/10/2035	$5,100	$5,068
SBA Small Business Investment, Ser 2026-10A, Cl 1
4.626%, 03/10/2036	5,160	5,138
SCF Equipment Trust LLC, Ser 2025-1A, Cl A2
4.820%, 07/22/2030 (C)	849	852
SLM Private Education Loan Trust, Ser 2010-C, Cl A5
8.492%, TSFR1M + 4.864%, 10/15/2041 (A)(C)	945	988
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
5.153%, SOFR90A + 1.462%, 12/15/2033 (A)(C)	1,358	1,339
SLM Student Loan Trust, Ser 2006-8, Cl A6
4.090%, SOFR90A + 0.422%, 01/25/2041 (A)	1,997	1,931
SLM Student Loan Trust, Ser 2008-2, Cl B
5.130%, SOFR90A + 1.462%, 01/25/2083 (A)	1,155	1,248
SLM Student Loan Trust, Ser 2008-3, Cl B
5.130%, SOFR90A + 1.462%, 04/26/2083 (A)	1,155	1,209
SLM Student Loan Trust, Ser 2008-4, Cl B
5.780%, SOFR90A + 2.112%, 04/25/2073 (A)	1,155	1,230
SLM Student Loan Trust, Ser 2008-5, Cl B
5.780%, SOFR90A + 2.112%, 07/25/2073 (A)	1,155	1,234
SLM Student Loan Trust, Ser 2008-6, Cl B
5.780%, SOFR90A + 2.112%, 07/26/2083 (A)	1,155	1,177
SLM Student Loan Trust, Ser 2008-7, Cl B
5.780%, SOFR90A + 2.112%, 07/26/2083 (A)	1,155	1,158
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
4.480%, SOFR90A + 0.812%, 10/25/2064 (A)(C)	1,591	1,593
Small Business Administration, Ser 2025-25J, Cl 1
4.790%, 10/01/2050	2,013	2,004
SMB Private Education Loan Trust, Ser 2020-A, Cl A2A
2.230%, 09/15/2037 (C)	322	313
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (C)	1,354	1,281

224	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2021-A, Cl A2A1
4.472%, TSFR1M + 0.844%, 01/15/2053 (A)(C)	$1,479	$1,466
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (C)	4,093	3,779
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (C)	5,172	4,751
SMB Private Education Loan Trust, Ser 2021-A, Cl B
2.310%, 01/15/2053 (C)	1,159	1,128
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (C)	2,897	2,738
SMB Private Education Loan Trust, Ser 2021-C, Cl APT1
1.390%, 01/15/2053 (C)	1,826	1,670
SMB Private Education Loan Trust, Ser 2021-C, Cl B
2.300%, 01/15/2053 (C)	532	519
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051 (C)	2,866	2,718
SMB Private Education Loan Trust, Ser 2024-A, Cl A1A
5.240%, 03/15/2056 (C)	1,298	1,307
SMB Private Education Loan Trust, Ser 2024-E, Cl A1A
5.090%, 10/16/2056 (C)	2,842	2,848
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (C)	964	849
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
4.249%, TSFR1M + 0.664%, 09/25/2034 (A)	1,758	1,685
Thayer Park CLO, Ser 2025-1A, Cl A1RR
4.675%, TSFR3M + 1.000%, 04/20/2034 (A)(C)	3,230	3,229
T-Mobile US Trust, Ser 2024-2A, Cl A
4.250%, 05/21/2029 (C)	6,226	6,232
Trestles CLO VII, Ser 2024-7A, Cl A1
5.047%, TSFR3M + 1.380%, 10/25/2037 (A)(C)	2,180	2,184
Trinitas CLO VII, Ser 2025-7A, Cl A1R2
4.727%, TSFR3M + 1.060%, 01/25/2035 (A)(C)	7,325	7,329
U.S. Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	828	784
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	$1,059	$1,004
U.S. Small Business Administration, Ser 2024-25C, Cl 1
4.970%, 03/01/2049	323	325
U.S. Small Business Administration, Ser 2025-25F, Cl 1
5.100%, 06/01/2050	4,191	4,231
Vantage Data Centers Issuer LLC, Ser 2021-1A, Cl A2
2.165%, 10/15/2046 (C)	4,610	4,569
Vantage Data Centers LLC, Ser 2020-2A, Cl A2
1.992%, 09/15/2045 (C)	4,950	4,743
Verizon Master Trust, Ser 2023-4, Cl A1A
5.160%, 06/20/2029	1,702	1,703
Verizon Master Trust, Ser 2023-6, Cl A
5.350%, 09/22/2031 (C)	4,885	4,990
Verizon Master Trust, Ser 2023-6, Cl B
4.860%, 09/22/2031 (C)	1,150	1,156
Verizon Master Trust, Ser 2023-7, Cl A1A
5.670%, 11/20/2029	2,815	2,836
Verizon Master Trust, Ser 2024-5, Cl A
5.000%, 06/21/2032 (C)	3,903	3,963
Verizon Master Trust, Ser 2024-7, Cl A
4.350%, 08/20/2032 (C)	9,222	9,191
Verizon Master Trust, Ser 2024-8, Cl A1A
4.620%, 11/20/2030	3,026	3,044
Verizon Master Trust, Ser 2025-10, Cl A
4.280%, 10/20/2033 (C)	3,089	3,063
Verizon Master Trust, Ser 2025-2, Cl A
4.940%, 01/20/2033 (C)	4,694	4,766
Verizon Master Trust, Ser 2025-4, Cl A
4.760%, 03/21/2033 (C)	3,477	3,508
Verizon Master Trust, Ser 2025-8, Cl A
4.160%, 08/22/2033 (C)	5,040	4,978
Whetstone Park CLO, Ser 2025-1A, Cl A1R
4.745%, TSFR3M + 1.070%, 01/20/2035 (A)(C)	5,000	5,000
		426,749
Total Asset-Backed Securities
(Cost $715,959) ($ Thousands)		714,464

SOVEREIGN DEBT — 0.5%
Abu Dhabi Government International Bond
5.500%, 04/30/2054(C)	3,598	3,541
Chile Government International Bond
4.350%, 04/13/2031	2,330	2,293
Export Finance & Insurance
4.625%, 10/26/2027(C)	3,187	3,210

SEI Institutional Investments Trust	225

SCHEDULE OF INVESTMENTS

May 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Israel Government International Bond
5.375%, 02/19/2030	$1,700	$1,731
4.500%, 01/13/2031	3,390	3,326
3.875%, 07/03/2050	1,383	999
Mexico Government International Bond
7.375%, 05/13/2055	5,420	5,717
5.375%, 03/22/2033	2,433	2,377
4.750%, 03/08/2044	1,301	1,047
4.600%, 01/23/2046	1,264	974
4.600%, 02/10/2048	1,019	768
4.400%, 02/12/2052	1,156	827
3.500%, 02/12/2034	6,625	5,638
Paraguay Government International Bond
5.400%, 03/30/2050(C)	2,778	2,508
Qatar Government International Bond
5.103%, 04/23/2048(C)	703	674
4.817%, 03/14/2049(C)	1,351	1,242
4.400%, 04/16/2050(C)	745	643
Republic of Poland Government International Bond
6.125%, 04/14/2056	1,198	1,198
5.375%, 04/14/2036	2,524	2,531
Saudi Government International Bond
4.125%, 01/12/2029(C)	2,980	2,945

Total Sovereign Debt
(Cost $44,287) ($ Thousands)		44,189

MUNICIPAL BONDS — 0.1%
Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	2,183	2,328

Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	820	899

New York — 0.0%
New York & New Jersey, Port Authority, Ser 174, RB
4.458%, 10/01/2062	1,600	1,323

Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	529	430

Texas — 0.0%
North Texas Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	1,154	1,245
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of Texas, Board of Regents, Ser B, RB
2.439%, 08/15/2049	$585	$355
		1,600
Total Municipal Bonds
(Cost $7,428) ($ Thousands)		6,580

U.S. GOVERNMENT AGENCY OBLIGATION — 0.0%
Resolution Funding Interest STRIP
0.000%, 01/15/2030(B)	1,930	1,658

Total U.S. Government Agency Obligation
(Cost $1,839) ($ Thousands)		1,658

	Shares
CASH EQUIVALENT — 5.2%
SEI Daily Income Trust, Government Fund, Institutional Class
3.490%**†	522,400,213	522,400

Total Cash Equivalent
(Cost $522,400) ($ Thousands)		522,400

PURCHASED SWAPTIONS — 0.0%
Total Purchased Swaptions
(Cost $546) ($ Thousands)		612

Total Investments in Securities — 108.6%
(Cost $10,970,557) ($ Thousands)		$10,845,204

WRITTEN SWAPTIONS — (0.0)%
Total Written Swaptions
(Premiums Received $275) ($ Thousands)		$(236)

226	SEI Institutional Investments Trust

A list of open over the counter swaptions contracts for the Fund at May 31, 2026, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.0%
Put Swaptions
2-Year Interest Rate Swap	Goldman Sachs	$165,870,000	$4.21	08/18/2026	$188
5-Year Interest Rate Swap	Goldman Sachs	68,850,000	4.06	10/19/2026	424
Total Purchased Swaptions		$234,720,000			$612
WRITTEN SWAPTIONS — 0.0%
Call Swaptions
2-Year Interest Rate Swap	Goldman Sachs	$(82,935,000)	3.46	08/18/2026	$(64)
2-Year Interest Rate Swap	Goldman Sachs	(82,935,000)	3.75	08/18/2026	(172)
Total Written Swaptions		$(165,870,000)			$(236)

A list of the open futures contracts held by the Fund at May 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Notes	4,678	Sep-2026	$964,646	$966,300	$1,654
U.S. 5-Year Treasury Notes	4,187	Sep-2026	447,490	448,892	1,402
U.S. 10-Year Treasury Notes	741	Sep-2026	80,872	81,382	510
U.S. Long Treasury Bonds	63	Sep-2026	6,904	7,069	165
U.S. Ultra Long Treasury Bonds	112	Sep-2026	12,571	12,813	242
			1,512,483	1,516,456	3,973
Short Contracts
U.S. Ultra Long Treasury Bonds	(354)	Sep-2026	$(40,400)	$(40,499)	$(99)
Ultra 10-Year U.S. Treasury Notes	(1,883)	Sep-2026	(209,028)	(211,043)	(2,015)
			(249,428)	(251,542)	(2,114)
			$1,263,055	$1,264,914	$1,859

Percentages are based on Net Assets of $9,990,130 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2026.
†	Investment in Affiliated Security (see Note 6).
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Zero coupon security.
(C)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2026, the value of these securities amounted to $1,543,388 ($ Thousands), representing 15.4% of the Net Assets of the Fund.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	No interest rate available.
(F)	Interest rate represents the security's effective yield at the time of purchase.
(G)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of May 31, 2026 was $5,906 ($ Thousands).
(H)	Security is in default on interest payment.
(I)	Perpetual security with no stated maturity date.

SEI Institutional Investments Trust	227

SCHEDULE OF INVESTMENTS

May 31, 2026

Core Fixed Income Fund (Concluded)

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	3,729,946	–	3,729,946
U.S. Treasury Obligations	–	3,470,203	–	3,470,203
Corporate Obligations	–	2,355,152	–	2,355,152
Asset-Backed Securities	–	714,464	–	714,464
Sovereign Debt	–	44,189	–	44,189
Municipal Bonds	–	6,580	–	6,580
U.S. Government Agency Obligation	–	1,658	–	1,658
Cash Equivalent	522,400	–	–	522,400
Purchased Swaptions	–	612	–	612
Total Investments in Securities	522,400	10,322,804	–	10,845,204

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Swaptions	–	(236)	–	(236)
Futures Contracts*
Unrealized Appreciation	3,973	–	–	3,973
Unrealized Depreciation	(2,114)	–	–	(2,114)
Total Other Financial Instruments	1,859	(236)	–	1,623

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$229,146	$6,371,119	$(6,077,865)	$—	$—	$522,400	$13,898	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

228	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2026

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 78.2%
Communication Services — 12.7%
Altice Financing
5.750%, 08/15/2029 (A)	$1,385	$1,004
Altice France
9.500%, 11/01/2029 (A)	365	371
6.875%, 10/15/2030 (A)	3,453	3,391
6.875%, 07/15/2032 (A)	447	436
6.500%, 04/15/2032 (A)(B)	413	402
Altice France Lux 3
10.000%, 01/15/2033 (A)	5,838	5,692
AMC Entertainment Holdings
7.500%, 02/15/2029 (A)	1,800	1,570
AMC Global Media
10.500%, 07/15/2032 (A)	1,682	1,741
AP Core Holdings II LLC
11.000%, 05/15/2031 (A)	221	232
Arches Buyer
6.125%, 12/01/2028 (A)	2,972	2,883
4.250%, 06/01/2028 (A)	428	416
Beasley Mezzanine Holdings LLC
10.000% Cash/PIK, 12/31/2027 (A)(C)	2,300	1,610
Black Pearl Compute LLC
6.125%, 02/15/2031 (A)	3,721	3,786
Block Communications
10.250%, 03/01/2031 (A)	1,394	1,304
C&W Senior Finance
9.000%, 01/15/2033 (A)	1,480	1,511
Cable One
4.000%, 11/15/2030 (A)	4,225	2,699
Cars.com
6.375%, 11/01/2028 (A)	671	658
CCO Holdings LLC
7.375%, 03/01/2031 (A)	485	492
7.000%, 02/01/2033 (A)	278	272
5.125%, 05/01/2027 (A)	98	98
5.000%, 02/01/2028 (A)	4,373	4,330
4.750%, 03/01/2030 (A)	4,078	3,854
4.750%, 02/01/2032 (A)	1,165	1,039
4.500%, 08/15/2030 (A)	5,376	5,003
4.500%, 05/01/2032	600	526
4.250%, 02/01/2031 (A)	4,921	4,455
4.250%, 01/15/2034 (A)	7,010	5,855
Charter Communications Operating LLC / Charter Communications Operating Capital
6.550%, 06/01/2034	2,345	2,406
5.500%, 04/01/2063	14,335	10,997
3.950%, 06/30/2062	957	563
Cinemark USA
7.000%, 08/01/2032 (A)	114	118
5.250%, 07/15/2028 (A)	280	278
Clear Channel Outdoor Holdings
7.500%, 03/15/2033 (A)	481	505
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.125%, 02/15/2031 (A)	$969	$1,001
Clear Channel Outdoor Holdings Inc.
7.750%, 04/15/2028 (A)	715	716
7.500%, 06/01/2029 (A)	805	808
CMG Media
8.875%, 06/18/2029 (A)	3,010	2,416
Connect Finco SARL
9.000%, 09/15/2029 (A)	400	422
Connect Holding II LLC
10.500%, 04/03/2031 (A)	501	510
CSC Holdings LLC
6.500%, 02/01/2029 (A)	3,440	2,021
5.750%, 01/15/2030 (A)	4,070	1,042
5.500%, 04/15/2027 (A)	800	576
4.500%, 11/15/2031 (A)	909	516
4.125%, 12/01/2030 (A)	97	55
Directv Financing LLC
10.000%, 02/15/2031 (A)	2,391	2,502
8.875%, 02/01/2030 (A)	4,275	4,378
5.875%, 08/15/2027 (A)	221	222
Discovery Communications LLC
5.000%, 09/20/2037	95	74
3.950%, 03/20/2028	3,769	3,745
Discovery Global Holdings
5.050%, 03/15/2042	3,354	2,453
4.279%, 03/15/2032	3,990	3,601
4.054%, 03/15/2029	3,641	3,621
DISH DBS
7.750%, 07/01/2026	4,597	4,574
5.750%, 12/01/2028 (A)	340	334
5.250%, 12/01/2026 (A)	1,785	1,778
5.125%, 06/01/2029	5,381	4,870
DISH Network
11.750%, 11/15/2027 (A)	1,514	1,560
Dotdash Meredith
7.625%, 06/15/2032 (A)	390	374
EchoStar
10.750%, 11/30/2029	3,703	4,024
6.750% Cash/PIK, 11/30/2030	471	482
3.875% Cash/PIK, 11/30/2030	460	1,805
Edged Compute LLC
7.500%, 04/30/2031 (A)	1,717	1,721
Fibercop
6.375%, 11/15/2033 (A)	916	916
Flash Compute LLC
7.250%, 12/31/2030 (A)	1,205	1,242
Fox
5.576%, 01/25/2049	850	802
5.476%, 01/25/2039	1,680	1,653
GCI LLC
4.750%, 10/15/2028 (A)	990	955
Gray Media
10.500%, 07/15/2029 (A)	896	949

SEI Institutional Investments Trust	229

SCHEDULE OF INVESTMENTS

May 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
9.625%, 07/15/2032 (A)	$3,479	$3,431
7.250%, 08/15/2033 (A)	3,538	3,507
5.375%, 11/15/2031 (A)	2,529	1,815
4.750%, 10/15/2030 (A)	6,824	5,169
Hughes Satellite Systems
6.625%, 08/01/2026	130	82
iHeartCommunications
10.875%, 05/01/2030 (A)	1,842	1,565
9.125%, 05/01/2029 (A)	998	967
7.750%, 08/15/2030 (A)	1,425	1,309
Iliad Holding SASU
8.500%, 04/15/2031 (A)	1,550	1,642
7.000%, 04/15/2032 (A)	290	295
Level 3 Financing
8.500%, 01/15/2036 (A)	3,665	3,962
7.500%, 02/15/2037 (A)	2,387	2,460
7.000%, 03/31/2034 (A)	3,223	3,341
6.875%, 06/30/2033 (A)	7,914	8,152
Live Nation Entertainment
6.500%, 05/15/2027 (A)	1,858	1,860
4.750%, 10/15/2027 (A)	3,311	3,298
3.750%, 01/15/2028 (A)	631	619
Lumen Technologies
7.650%, 03/15/2042	726	691
7.600%, 09/15/2039	245	235
5.375%, 06/15/2029 (A)	429	418
Match Group Holdings II LLC
6.125%, 09/15/2033 (A)	320	315
3.625%, 10/01/2031 (A)	440	394
McGraw-Hill Education
5.750%, 08/01/2028 (A)	1,265	1,258
Meridian Arc Holdco LLC
6.250%, 04/30/2031 (A)	7,544	7,583
Midcontinent Communications
8.000%, 08/15/2032 (A)	458	433
Muvico LLC
15.000%, 02/19/2029 (A)	1,640	1,770
Neptune Bidco US
10.375%, 05/15/2031 (A)	1,866	1,949
9.500%, 02/15/2033 (A)	1,177	1,204
9.290%, 04/15/2029 (A)	258	264
Nexstar Media
7.250%, 04/15/2034 (A)	3,344	3,365
6.500%, 09/15/2033 (A)	6,049	6,097
4.750%, 11/01/2028 (A)	1,836	1,808
OAK-Eagle Acquireco
8.750%, 07/01/2034 (A)	1,310	1,385
7.250%, 07/01/2033 (A)	1,946	2,029
Paramount Global
6.875%, 04/30/2036	1,301	1,204
5.500%, 05/15/2033	837	750
5.250%, 04/01/2044	1,320	888
4.850%, 07/01/2042	890	601
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.200%, 05/19/2032	$2,565	$2,221
Playtika Holding
4.250%, 03/15/2029 (A)	415	373
PR RNO Property Owner 1 LLC
6.500%, 05/01/2031 (A)	3,941	3,946
Scripps Escrow II
3.875%, 01/15/2029 (A)	2,322	2,152
Sinclair Television Group
8.125%, 02/15/2033 (A)	1,947	2,001
Sirius XM Radio LLC
5.875%, 04/15/2032 (A)	388	386
5.500%, 07/01/2029 (A)	1,300	1,295
5.000%, 08/01/2027 (A)	1,808	1,805
4.125%, 07/01/2030 (A)	187	176
4.000%, 07/15/2028 (A)	2,149	2,094
3.875%, 09/01/2031 (A)	2,055	1,872
Snap
6.875%, 03/01/2033 (A)	1,784	1,768
Spanish Broadcasting System
9.750%, 03/01/2026 (A)(B)(C)	4,965	2,979
Stagwell Global LLC
5.625%, 08/15/2029 (A)	3,111	3,028
SV RNO Property Owner 1 LLC
5.875%, 03/01/2031 (A)	4,477	4,421
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	2,200	2,178
Univision Communications
9.375%, 08/01/2032 (A)(C)	2,636	2,699
4.500%, 05/01/2029 (A)(C)	380	361
8.875%, 04/15/2033 (A)	2,501	2,492
8.500%, 07/31/2031 (A)	59	60
7.375%, 06/30/2030 (A)	415	413
Urban One
10.500%, 04/01/2030 (A)	1,185	1,138
7.625%, 04/01/2031 (A)	4,754	1,854
Virgin Media Finance
5.000%, 07/15/2030 (A)	885	727
Virgin Media O2 Vendor Financing Notes VI DAC
8.500%, 03/15/2033 (A)	1,056	911
Virgin Media Secured Finance
4.500%, 08/15/2030 (A)	1,568	1,364
Vmed O2 UK Financing I
7.750%, 04/15/2032 (A)	810	757
6.750%, 01/15/2033 (A)	340	299
4.250%, 01/31/2031 (A)	1,440	1,204
VZ Secured Financing BV
7.500%, 01/15/2033 (A)	825	793
Windstream Services LLC
8.250%, 10/01/2031 (A)	1,364	1,439
Zayo Group Holdings
13.750%, 09/09/2030 (A)	3,535	3,513
9.250%, 03/09/2030 (A)	5,163	5,170

230	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ZipRecruiter
5.000%, 01/15/2030 (A)(C)	$3,270	$2,257
		267,476
Consumer Discretionary — 12.0%
1011778 BC ULC / New Red Finance
4.375%, 01/15/2028 (A)	1,808	1,789
4.000%, 10/15/2030 (A)	655	621
A&K Travel Group Holdings
7.500%, 05/15/2033 (A)	1,530	1,551
Academy
5.875%, 05/15/2031 (A)	2,120	2,133
Adient Global Holdings Ltd.
8.250%, 04/15/2031 (A)	805	840
7.500%, 02/15/2033 (A)	388	402
7.000%, 04/15/2028 (A)	74	75
Allison Transmission
5.875%, 06/01/2029 (A)	1,061	1,071
5.875%, 12/01/2033 (A)	1,748	1,753
4.750%, 10/01/2027 (A)	5	5
3.750%, 01/30/2031 (A)	575	539
American Axle & Manufacturing
7.750%, 10/15/2033 (A)	797	799
6.375%, 10/15/2032 (A)	1,101	1,105
Aramark Services
5.000%, 02/01/2028 (A)	1,080	1,078
Asbury Automotive Group
4.750%, 03/01/2030	242	235
4.625%, 11/15/2029 (A)	1,043	1,013
4.500%, 03/01/2028	2,441	2,424
Ashton Woods USA LLC
4.625%, 08/01/2029 (A)	250	240
4.625%, 04/01/2030 (A)	300	285
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(D)(E)	2,600	–
Bath & Body Works
7.600%, 07/15/2037	1,280	1,262
7.500%, 06/15/2029	542	550
6.875%, 11/01/2035	1,304	1,305
6.750%, 07/01/2036	3,280	3,236
5.250%, 02/01/2028	291	292
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer
9.500%, 07/01/2032 (A)	1,815	1,652
Beach Acquisition Bidco LLC
10.000% Cash/PIK, 07/15/2033 (A)	3,216	3,556
Beazer Homes USA
7.500%, 03/15/2031 (A)	2,032	2,054
7.250%, 10/15/2029	430	437
Boyne USA
4.750%, 05/15/2029 (A)	3,212	3,164
Brightstar Lottery
5.750%, 01/15/2033 (A)	145	141
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 01/15/2029 (A)	$3,852	$3,830
Brookfield Residential Properties
4.875%, 02/15/2030 (A)	600	555
Caesars Entertainment
7.000%, 02/15/2030 (A)	2,043	2,067
6.500%, 02/15/2032 (A)	1,462	1,426
6.000%, 10/15/2032 (A)	1,118	1,001
Carnival
7.000%, 08/15/2029 (A)	318	330
6.125%, 02/15/2033 (A)	6,779	6,866
5.875%, 06/15/2031 (A)	45	46
5.750%, 03/15/2030 (A)	245	247
5.750%, 08/01/2032 (A)	722	729
4.000%, 08/01/2028 (A)	128	126
Carriage Services
4.250%, 05/15/2029 (A)	330	316
CD&R Smokey Buyer
9.500%, 10/15/2029 (A)	660	396
Century Communities
3.875%, 08/15/2029 (A)	512	483
Churchill Downs
5.750%, 04/01/2030 (A)	650	650
4.750%, 01/15/2028 (A)	2,412	2,388
Clarios Global
6.750%, 05/15/2028 (A)	516	525
6.750%, 02/15/2030 (A)	463	479
6.750%, 09/15/2032 (A)	2,700	2,766
Cooper-Standard Automotive
9.250%, 03/01/2031 (A)	2,885	2,917
Cougar JV Subsidiary LLC
8.000%, 05/15/2032 (A)	820	859
Cyprium
6.375%, 04/15/2034 (A)	346	345
6.125%, 04/15/2031 (A)	247	247
Dexko Global
7.500%, 04/15/2032 (A)	704	609
Empire Resorts
7.750%, 11/01/2026 (A)	1,320	1,309
Fertitta Entertainment LLC
6.750%, 01/15/2030 (A)	1,252	1,221
4.625%, 01/15/2029 (A)	2,406	2,346
Flutter Treasury DAC
5.875%, 06/04/2031 (A)	1,400	1,384
Fontainebleau Las Vegas
11.000%, 06/15/2015 (A)(B)(D)	3,481	–
Ford Motor Credit LLC
7.200%, 06/10/2030	200	212
7.122%, 11/07/2033	2,789	2,990
6.467%, 05/22/2036	266	273
5.875%, 11/07/2029	750	762
5.730%, 09/05/2030	138	140
4.542%, 08/01/2026	711	711
4.125%, 08/17/2027	200	198

SEI Institutional Investments Trust	231

SCHEDULE OF INVESTMENTS

May 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, 11/13/2030	$770	$727
Gap
3.625%, 10/01/2029 (A)	2,227	2,085
Garrett Motion Holdings
7.750%, 05/31/2032 (A)	412	432
Genting New York LLC
7.250%, 10/01/2029 (A)	1,925	1,971
Goodyear Tire & Rubber
6.625%, 07/15/2030	103	101
5.250%, 04/30/2031	216	193
5.250%, 07/15/2031	830	737
5.000%, 07/15/2029	838	800
Great Canadian Gaming
8.750%, 11/15/2029 (A)	400	395
GrubHub Holdings
13.000% Cash/PIK, 07/31/2030 (A)	6,980	5,697
Hilton Domestic Operating
6.125%, 04/01/2032 (A)	597	609
5.875%, 04/01/2029 (A)	1,946	1,976
5.875%, 03/15/2033 (A)	2,970	3,004
5.750%, 09/15/2033 (A)	459	463
5.500%, 09/15/2031 (A)	192	193
5.500%, 03/31/2034 (A)	88	87
4.875%, 01/15/2030	112	111
4.000%, 05/01/2031 (A)	2,897	2,747
3.750%, 05/01/2029 (A)	3,424	3,306
3.625%, 02/15/2032 (A)	487	447
Hilton Grand Vacations Borrower LLC
5.000%, 06/01/2029 (A)	2,473	2,406
Hilton Worldwide Finance LLC
4.875%, 04/01/2027	351	351
IHO Verwaltungs GmbH
8.000% Cash/PIK, 11/15/2032 (A)	200	209
7.750% Cash/PIK, 11/15/2030 (A)	200	207
Jacobs Entertainment
6.750%, 02/15/2029 (A)	3,270	3,213
JB Poindexter
8.750%, 12/15/2031 (A)	450	463
Kohl's
5.550%, 07/17/2045	400	254
LBM Acquisition LLC
9.500%, 06/15/2031 (A)	2,844	2,381
6.250%, 01/15/2029 (A)	3,309	2,039
LCM Investments Holdings II LLC
4.875%, 05/01/2029 (A)	3,680	3,592
LGI Homes
8.750%, 12/15/2028 (A)	187	194
7.000%, 11/15/2032 (A)	1,546	1,491
Liberty Interactive LLC
8.500%, 07/15/2029 (B)(C)	275	16
8.250%, 02/01/2030 (B)(C)	4,690	264
Light & Wonder International
6.250%, 10/01/2033 (A)	3,739	3,698
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
M/I Homes
4.950%, 02/01/2028	$220	$220
Mattamy Group
6.000%, 12/15/2033 (A)	510	487
Melco Resorts Finance
6.500%, 09/24/2033 (A)	360	355
5.375%, 12/04/2029 (A)	1,665	1,625
Men's Wearhouse LLC
9.000%, 02/01/2031 (A)	370	389
MGM Resorts International
6.500%, 04/15/2032	465	474
6.125%, 09/15/2029	397	403
4.750%, 10/15/2028	2,195	2,175
4.625%, 09/01/2026	393	393
Mohegan Tribal Gaming Authority
11.875%, 04/15/2031 (A)	1,414	1,536
8.250%, 04/15/2030 (A)	1,405	1,467
NCL
6.750%, 02/01/2032 (A)	3,635	3,602
6.250%, 09/15/2033 (A)	1,679	1,610
5.875%, 01/15/2031 (A)	934	902
Neiman Marcus Group (Escrow Security)
0.000%, 10/15/2021 (A)(B)(C)(D)(E)	1,475	–
0.000% Cash/PIK, 10/15/2021 (A)(B)(C)(D)(E)	1,360	–
Newell Brands
8.500%, 06/01/2028 (A)	250	261
7.375%, 04/01/2036	105	101
6.625%, 09/15/2029	322	322
6.625%, 05/15/2032	2,072	2,016
6.375%, 09/15/2027	112	113
6.375%, 05/15/2030	340	335
Nissan Motor
8.125%, 07/17/2035 (A)	2,801	2,974
7.750%, 07/17/2032 (A)	1,310	1,371
7.500%, 07/17/2030 (A)	315	326
4.810%, 09/17/2030 (A)	2,234	2,092
4.345%, 09/17/2027 (A)	2,842	2,803
Nissan Motor Acceptance
2.750%, 03/09/2028 (A)	905	860
Nordstrom
4.375%, 04/01/2030	260	249
4.250%, 08/01/2031	10	9
Ontario Gaming GTA
8.000%, 08/01/2030 (A)	1,393	1,351
Papa John's International
3.875%, 09/15/2029 (A)	872	834
Petco Health & Wellness
8.250%, 02/01/2031 (A)	208	208
PetSmart LLC
10.000%, 09/15/2033 (A)	2,834	2,860
7.500%, 09/15/2032 (A)	1,645	1,658

232	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pioneer Opco LLC
7.000%, 05/15/2033 (A)	$1,477	$1,509
PM General Purchaser LLC
9.500%, 10/01/2028 (A)	270	240
Qnity Electronics
6.250%, 08/15/2033 (A)	3,396	3,463
5.750%, 08/15/2032 (A)	1,956	1,969
QXO Building Products
6.750%, 04/30/2032 (A)	3,984	4,060
Rakuten Group
9.750%, 04/15/2029 (A)	5,315	5,808
Resorts World Las Vegas LLC
4.625%, 04/16/2029 (A)	1,050	956
4.625%, 04/06/2031 (A)	1,275	1,079
Risewell Homes
8.500%, 11/01/2030 (A)	440	444
Rivers Enterprise Borrower LLC
6.625%, 02/01/2033 (A)	3,199	3,246
6.250%, 10/15/2030 (A)	250	252
Rivian Holdings LLC
10.000%, 01/15/2031 (A)	1,412	1,392
Royal Caribbean Cruises
6.250%, 03/15/2032 (A)	598	611
6.000%, 02/01/2033 (A)	354	359
5.625%, 09/30/2031 (A)	279	281
Sabre Financial Borrower LLC
11.125%, 06/15/2029 (A)	555	578
Sabre GLBL
10.750%, 11/15/2029 (A)	618	555
10.750%, 03/15/2030 (A)	1,104	976
Service International
5.750%, 10/15/2032	1,460	1,472
3.375%, 08/15/2030	80	74
Shutterfly Finance LLC
9.750%, 10/01/2027 (A)	134	134
8.500% Cash/PIK, 10/01/2027 (A)	897	891
Six Flags Entertainment
8.625%, 01/15/2032 (A)	2,007	2,061
7.250%, 05/15/2031 (A)	2,025	2,019
6.625%, 05/01/2032 (A)	2,536	2,591
Somnigroup International
4.000%, 04/15/2029 (A)	976	938
3.875%, 10/15/2031 (A)	357	327
Sonic Automotive
4.875%, 11/15/2031 (A)	257	246
4.625%, 11/15/2029 (A)	603	591
Specialty Building Products Holdings LLC
7.750%, 10/15/2029 (A)	1,537	1,420
Staples
12.750%, 01/15/2030 (A)	855	654
10.750%, 09/01/2029 (A)	3,956	3,764
Station Casinos LLC
6.625%, 03/15/2032 (A)	438	444
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.625%, 12/01/2031 (A)	$617	$584
4.500%, 02/15/2028 (A)	2,121	2,091
StoneMor
8.500%, 05/15/2029 (A)	1,435	1,407
Studio City Finance
5.000%, 01/15/2029 (A)	2,730	2,616
Superior Plus
4.500%, 03/15/2029 (A)	2,076	2,011
Taylor Morrison Communities
5.750%, 01/15/2028 (A)	640	646
Tenneco
8.000%, 11/17/2028 (A)	2,544	2,549
Under Armour
7.250%, 07/15/2030 (A)	3,848	3,902
Vail Resorts
6.500%, 05/15/2032 (A)	543	553
5.625%, 07/15/2030 (A)	321	322
VF
6.000%, 10/15/2033	1,105	1,097
Victoria's Secret
4.625%, 07/15/2029 (A)	3,195	3,084
Victra Holdings LLC
8.750%, 09/15/2029 (A)	360	372
Viking Cruises
5.875%, 10/15/2033 (A)	3,044	3,050
Voyager Parent LLC
9.250%, 07/01/2032 (A)	614	651
Wabash National
4.500%, 10/15/2028 (A)	1,118	951
Wand NewCo 3
7.625%, 01/30/2032 (A)	1,836	1,899
Wayfair LLC
7.750%, 09/15/2030 (A)	447	465
7.250%, 10/31/2029 (A)	226	233
7.125%, 05/31/2034 (A)	109	111
6.750%, 11/15/2032 (A)	2,669	2,711
Whirlpool
6.500%, 06/15/2033	528	479
4.750%, 02/26/2029	504	476
William Carter
7.375%, 02/15/2031 (A)	300	310
Wolverine World Wide
4.000%, 08/15/2029 (A)	2,183	2,056
Wynn Las Vegas LLC
5.250%, 05/15/2027 (A)	1,954	1,956
Wynn Macau
6.750%, 02/15/2034 (A)	635	637
5.125%, 12/15/2029 (A)	1,550	1,519
Wynn Resorts Finance LLC
7.125%, 02/15/2031 (A)	2,015	2,129
6.250%, 03/15/2033 (A)	596	598
5.125%, 10/01/2029 (A)	794	788

SEI Institutional Investments Trust	233

SCHEDULE OF INVESTMENTS

May 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Yum! Brands
6.875%, 11/15/2037 (C)	$1,840	$2,021
5.375%, 04/01/2032 (C)	485	484
3.625%, 03/15/2031	264	246
ZF North America Capital
7.500%, 03/24/2031 (A)	1,612	1,628
6.875%, 04/23/2032 (A)	1,150	1,131
		253,763
Consumer Staples — 2.6%
Albertsons Cos
6.250%, 03/15/2033 (A)	312	312
5.750%, 03/31/2034 (A)	855	823
5.625%, 03/31/2032 (A)	421	411
5.500%, 03/31/2031 (A)	84	83
4.875%, 02/15/2030 (A)	10	10
3.500%, 03/15/2029 (A)	4,011	3,827
B&G Foods
8.000%, 09/15/2028 (A)	3,578	3,541
C&S Group Enterprises LLC
5.000%, 12/15/2028 (A)	2,228	2,097
Central Garden & Pet
5.125%, 02/01/2028	1,201	1,198
4.125%, 10/15/2030	272	257
4.125%, 04/30/2031 (A)	280	263
Chobani LLC
4.625%, 11/15/2028 (A)	967	958
Edgewell Personal Care
5.500%, 06/01/2028 (A)	741	738
4.125%, 04/01/2029 (A)	330	316
Energizer Holdings
6.000%, 09/15/2033 (A)	29	28
4.750%, 06/15/2028 (A)	816	806
4.375%, 03/31/2029 (A)	665	640
HLF Financing Sarl LLC
7.750%, 05/01/2033 (A)	1,005	1,015
4.875%, 06/01/2029 (A)	2,714	2,547
HRB Winddown
8.875%, 03/15/2025 (A)(B)(D)	800	–
Industrial F&B Investments III
7.750%, 02/11/2033 (A)	1,290	1,316
Ingles Markets
4.000%, 06/15/2031 (A)	120	113
Lamb Weston Holdings
4.125%, 01/31/2030 (A)	1,776	1,697
New Albertsons
8.700%, 05/01/2030	1,149	1,253
8.000%, 05/01/2031	995	1,061
Opal Bidco SAS
6.500%, 03/31/2032 (A)	3,614	3,674
Performance Food Group
6.125%, 09/15/2032 (A)	1,442	1,458
5.625%, 03/01/2034 (A)	201	196
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 08/01/2029 (A)	$2,183	$2,115
Perrigo Finance Unlimited
6.125%, 09/30/2032	1,745	1,666
Pilgrim's Pride
6.875%, 05/15/2034	1,435	1,550
Post Holdings
6.500%, 03/15/2036 (A)	1,945	1,930
6.375%, 03/01/2033 (A)	5,934	5,917
6.250%, 02/15/2032 (A)	2,579	2,620
6.250%, 10/15/2034 (A)	2,091	2,072
4.625%, 04/15/2030 (A)	86	83
4.500%, 09/15/2031 (A)	1,498	1,406
Primo Water Holdings
6.250%, 04/01/2029 (A)	327	328
Simmons Foods
4.625%, 03/01/2029 (A)	2,996	2,898
Tyson Foods
5.100%, 09/28/2048	1,447	1,330
US Foods
4.750%, 02/15/2029 (A)	209	206
		54,759
Energy — 9.4%
Antero Midstream Partners
5.750%, 01/15/2028 (A)	387	387
5.750%, 10/15/2033 (A)	1,085	1,074
5.375%, 06/15/2029 (A)	2,658	2,656
Archrock Partners
6.625%, 09/01/2032 (A)	1,234	1,263
Archrock Services
6.000%, 02/01/2034 (A)	85	85
Ascent Resources Utica Holdings LLC
6.625%, 10/15/2032 (A)	250	256
6.625%, 07/15/2033 (A)	1,732	1,775
5.875%, 06/30/2029 (A)	61	61
Blue Racer Midstream LLC
7.250%, 07/15/2032 (A)	540	561
7.000%, 07/15/2029 (A)	1,006	1,035
Borr IHC
9.000%, 01/15/2034 (A)	910	913
Buckeye Partners
6.875%, 07/01/2029 (A)	120	124
6.750%, 02/01/2030 (A)	187	194
4.500%, 03/01/2028 (A)	1,528	1,512
3.950%, 12/01/2026	790	785
California Resources
7.000%, 01/15/2034 (A)	1,981	1,997
Calumet Specialty Products Partners
9.750%, 02/15/2031 (A)	170	180
Caturus Energy LLC
7.125%, 05/15/2031 (A)	126	126
Chord Energy
6.750%, 03/15/2033 (A)	200	205

234	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.000%, 10/01/2030 (A)	$638	$646
CNX Resources
5.875%, 03/01/2034 (A)	568	559
Comstock Resources
6.750%, 03/01/2029 (A)	2,426	2,384
5.875%, 01/15/2030 (A)	2,732	2,582
Crescent Energy Finance LLC
8.375%, 01/15/2034 (A)	1,613	1,692
7.875%, 04/15/2032 (A)	600	615
7.625%, 04/01/2032 (A)	1,234	1,266
7.375%, 01/15/2033 (A)	787	800
CVR Energy
7.875%, 02/15/2034 (A)	2,577	2,586
7.500%, 02/15/2031 (A)	2,320	2,346
Delek Logistics Partners
7.375%, 06/30/2033 (A)	910	940
6.875%, 06/01/2034 (A)	2,654	2,691
Diamond Foreign Asset
8.500%, 10/01/2030 (A)	386	406
Energy Transfer
5.500%, 06/01/2027	2,863	2,889
EnQuest
9.875%, 04/30/2031 (A)	969	997
Enviva Partners LP
0.000%, 01/15/2027 (D)(E)	3,197	–
Excelerate Energy
8.000%, 05/15/2030 (A)	394	417
Expand Energy
7.500%, 10/01/2026 (B)(C)(D)	4,075	–
7.000%, 10/01/2024 (B)(C)(D)	1,790	–
5.500%, 09/15/2026 (B)(C)	180	–
5.375%, 02/01/2029	69	69
5.375%, 03/15/2030	513	517
4.750%, 02/01/2032	452	444
Genesis Energy
8.875%, 04/15/2030	2,361	2,471
7.875%, 05/15/2032	863	897
6.750%, 03/15/2034	1,192	1,197
Gulfport Energy Operating
6.750%, 09/01/2029 (A)	2,302	2,362
Harvest Midstream I
7.500%, 05/15/2032 (A)	692	719
6.750%, 05/15/2034 (A)	114	117
Hess Midstream Operations
6.500%, 06/01/2029 (A)	251	258
5.875%, 03/01/2028 (A)	105	106
5.125%, 06/15/2028 (A)	358	357
Hilcorp Energy I
7.250%, 02/15/2035 (A)	2,735	2,775
6.875%, 05/15/2034 (A)	515	515
6.250%, 04/15/2032 (A)	676	666
6.000%, 04/15/2030 (A)	235	233
6.000%, 02/01/2031 (A)	3,437	3,387
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Howard Midstream Energy Partners LLC
7.375%, 07/15/2032 (A)	$2,275	$2,352
6.625%, 01/15/2034 (A)	296	299
Infinity Natural Resources LLC
7.625%, 04/01/2031 (A)	99	100
Ithaca Energy North Sea
8.125%, 10/15/2029 (A)	925	963
ITT Holdings LLC
6.500%, 08/01/2029 (A)	3,142	3,123
Kodiak Gas Services LLC
6.750%, 10/01/2035 (A)	2,115	2,174
6.500%, 10/01/2033 (A)	923	939
5.875%, 04/01/2031 (A)	837	842
Kraken Oil & Gas Partners LLC
7.625%, 08/15/2029 (A)	90	91
7.125%, 05/15/2031 (A)	430	428
Matador Resources
6.500%, 04/15/2032 (A)	309	313
6.250%, 04/15/2033 (A)	363	365
6.000%, 04/15/2034 (A)	167	165
Moss Creek Resources Holdings
8.250%, 09/01/2031 (A)	4,155	4,227
Murphy Oil
6.500%, 02/15/2034	424	425
Nabors Industries
9.125%, 01/31/2030 (A)	840	880
8.875%, 08/15/2031 (A)	3,644	3,820
7.625%, 11/15/2032 (A)	439	458
New Fortress Energy
8.750%, 03/15/2029 (A)	2,120	413
6.500%, 09/30/2026 (A)	2,305	444
NFE Financing LLC MTN
12.000%, 11/15/2029 (A)(B)	3,595	1,591
NGL Energy Operating LLC
8.375%, 02/15/2032 (A)	2,322	2,440
8.125%, 02/15/2029 (A)	3,104	3,225
Noble Finance II LLC
8.000%, 04/15/2030 (A)	1,425	1,482
Northern Oil & Gas
7.875%, 10/15/2033 (A)	6,048	6,139
NuStar Logistics
6.375%, 10/01/2030	252	262
5.625%, 04/28/2027	318	319
ONEOK
5.600%, 04/01/2044	242	228
5.450%, 06/01/2047	3,173	2,909
Par Petroleum LLC
7.375%, 06/01/2034 (A)	2,177	2,228
PBF Holding LLC
9.875%, 03/15/2030 (A)	98	105
7.875%, 09/15/2030 (A)	2,498	2,558
7.250%, 06/01/2034 (A)	963	959

SEI Institutional Investments Trust	235

SCHEDULE OF INVESTMENTS

May 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Permian Resources Operating LLC
9.875%, 07/15/2031 (A)	$496	$524
7.000%, 01/15/2032 (A)	402	419
6.250%, 02/01/2033 (A)	264	271
Prairie Acquiror
9.000%, 08/01/2029 (A)	257	268
Rockies Express Pipeline LLC
6.750%, 03/15/2033 (A)	2,615	2,719
4.800%, 05/15/2030 (A)	2,117	2,074
Saturn Oil & Gas
9.625%, 06/15/2029 (A)	1,392	1,458
Seventy Seven Operating LLC (Escrow Security)
6.625%, 01/15/2020 (B)(D)	2,787	–
SM Energy
9.625%, 06/15/2033 (A)	967	1,076
8.750%, 07/01/2031 (A)	664	695
8.625%, 11/01/2030 (A)	4,291	4,536
7.000%, 08/01/2032 (A)	2,397	2,456
6.750%, 09/15/2026	230	230
6.750%, 08/01/2029 (A)	49	50
6.625%, 01/15/2027	383	384
6.625%, 04/15/2034 (A)	646	650
6.500%, 07/15/2028	333	333
Star Holding LLC
8.750%, 08/01/2031 (A)	360	366
Summit Midstream Holdings LLC
8.625%, 10/31/2029 (A)	1,440	1,502
Sunoco
7.250%, 05/01/2032 (A)	4,433	4,632
7.000%, 05/01/2029 (A)	825	852
6.250%, 07/01/2033 (A)	2,933	2,983
5.875%, 03/15/2034 (A)	1,902	1,891
5.625%, 07/15/2034 (A)	394	388
5.375%, 07/15/2031 (A)	153	152
4.625%, 05/01/2030 (A)	174	169
4.500%, 05/15/2029	515	505
4.500%, 10/01/2029 (A)	15	14
4.500%, 04/30/2030	649	630
Tallgrass Energy Partners
7.375%, 02/15/2029 (A)	254	262
6.750%, 03/15/2034 (A)	832	850
6.000%, 12/31/2030 (A)	3,025	3,044
6.000%, 09/01/2031 (A)	1,120	1,120
5.500%, 01/15/2028 (A)	473	473
Talos Production
9.375%, 02/01/2031 (A)	3,235	3,433
TerraForm Power Operating LLC
5.000%, 01/31/2028 (A)	2,992	2,975
TGNR Intermediate Holdings LLC
5.500%, 10/15/2029 (A)	3,252	3,203
TGS
8.500%, 01/15/2030 (A)	110	116
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tidewater
9.125%, 07/15/2030 (A)	$1,790	$1,927
TransMontaigne Partners LLC
8.500%, 06/15/2030 (A)	2,134	2,202
Transocean International
8.750%, 02/15/2030 (A)	100	105
8.500%, 05/15/2031 (A)	3,265	3,449
8.250%, 05/15/2029 (A)	604	627
7.500%, 04/15/2031	150	154
6.800%, 03/15/2038	2,546	2,430
USA Compression Partners
7.125%, 03/15/2029 (A)	1,250	1,288
6.250%, 10/01/2033 (A)	2,094	2,102
Valaris
8.375%, 04/30/2030 (A)	2,925	3,046
Venture Global Calcasieu Pass LLC
6.000%, 05/01/2036 (A)	1,428	1,444
3.875%, 11/01/2033 (A)	2,855	2,545
Venture Global LNG
9.875%, 02/01/2032 (A)	3,438	3,676
9.500%, 02/01/2029 (A)	388	422
8.375%, 06/01/2031 (A)	6,885	7,165
8.125%, 06/01/2028 (A)	266	272
Venture Global Plaquemines LNG LLC
7.750%, 05/01/2035 (A)	529	594
7.500%, 05/01/2033 (A)	770	850
6.750%, 01/15/2036 (A)	4,249	4,506
6.500%, 01/15/2034 (A)	1,953	2,042
6.500%, 06/15/2034 (A)	175	182
6.125%, 12/15/2030 (A)	251	258
Viridien
10.000%, 10/15/2030 (A)	555	594
WBI Operating LLC
6.500%, 10/15/2033 (A)	1,410	1,428
6.250%, 10/15/2030 (A)	331	334
Western Midstream Operating
5.250%, 02/01/2050	3,988	3,483
Wildfire Intermediate Holdings LLC
7.500%, 10/15/2029 (A)	400	411
		198,600
Financials — 8.8%
Acrisure LLC
8.250%, 02/01/2029 (A)	2,863	2,825
7.500%, 11/06/2030 (A)	2,275	2,272
6.750%, 07/01/2032 (A)	3,623	3,499
Alliant Holdings Intermediate LLC
7.000%, 01/15/2031 (A)	4,961	5,036
4.250%, 10/15/2027 (A)	2,212	2,186
Ally Financial
6.700%, 02/14/2033	2,200	2,272
AmWINS Group
6.375%, 02/15/2029 (A)	2,324	2,351

236	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
APH Somerset Investor 2 LLC
7.875%, 11/01/2029 (A)	$2,724	$2,734
Apollo Debt Solutions BDC
6.900%, 04/13/2029	1,705	1,752
Ardonagh Finco
7.750%, 02/15/2031 (A)	1,000	1,008
Ardonagh Group Finance
8.875%, 02/15/2032 (A)	870	848
Aretec Group
10.000%, 08/15/2030 (A)	391	415
Arthur J Gallagher
5.550%, 02/15/2055	1,819	1,720
Asurion LLC
8.000%, 12/31/2032 (A)	5,044	5,260
Atlanticus Holdings
9.750%, 09/01/2030 (A)	947	956
Azorra Finance
6.250%, 02/15/2034 (A)	280	270
Barclays
9.625%, USISSO05 + 5.775%(F)(G)	1,355	1,500
Block
6.500%, 05/15/2032	1,057	1,077
6.000%, 08/15/2033 (A)	1,910	1,910
5.625%, 08/15/2030 (A)	125	126
2.750%, 06/01/2026	165	165
Bread Financial Holdings
6.750%, 05/15/2031 (A)	1,507	1,542
Citigroup
6.625%, H15T5Y + 3.001%(F)(G)	1,852	1,880
Coinbase Global
3.375%, 10/01/2028 (A)	2,167	2,080
CPI CG
10.000%, 07/15/2029 (A)	1,687	1,776
CRC Insurance Group LLC
7.125%, 06/01/2031 (A)	3,107	3,116
Credit Acceptance
6.625%, 03/15/2030 (A)	1,887	1,900
CrossCountry Intermediate HoldCo LLC
6.750%, 12/01/2032 (A)	1,501	1,443
6.500%, 10/01/2030 (A)	480	473
Encore Capital Group
6.625%, 04/15/2031 (A)	3,473	3,502
6.625%, 06/01/2032 (A)	1,014	1,014
Enova International
9.125%, 08/01/2029 (A)	2,550	2,671
Finance of America Funding LLC
8.875%, 11/30/2026 (A)	2,467	2,436
First Eagle Holdings
7.250%, 08/15/2032 (A)	995	1,009
FirstCash
6.875%, 03/01/2032 (A)	872	897
6.125%, 05/01/2034 (A)	1,780	1,781
4.625%, 09/01/2028 (A)	2,129	2,099
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Focus Financial Partners LLC
6.750%, 09/15/2031 (A)	$2,990	$3,012
Freedom Mortgage Holdings LLC
9.250%, 02/01/2029 (A)	2,775	2,890
8.375%, 04/01/2032 (A)	200	203
7.875%, 04/01/2033 (A)	870	850
6.875%, 05/01/2031 (A)	785	761
FS KKR Capital
7.875%, 01/15/2029	270	278
6.875%, 08/15/2029	1,499	1,505
6.125%, 01/15/2030	1,870	1,830
Genworth Holdings
6.500%, 06/15/2034	3,110	3,145
5.915%, TSFR3M + 2.264%, 11/15/2036 (F)	410	343
Howden UK Refinance
8.125%, 02/15/2032 (A)	2,808	2,597
7.250%, 02/15/2031 (A)	925	916
HUB International
7.375%, 01/31/2032 (A)	2,210	2,264
Icahn Enterprises
10.000%, 11/15/2029 (A)	50	50
9.750%, 01/15/2029	779	773
9.000%, 06/15/2030	5,594	5,322
4.375%, 02/01/2029	1,240	1,074
Jane Street Group
7.125%, 04/30/2031 (A)	4,121	4,272
6.750%, 05/01/2033 (A)	1,380	1,419
Jefferies Finance LLC
6.625%, 10/15/2031 (A)	2,293	2,261
5.000%, 08/15/2028 (A)	1,857	1,795
Jefferson Capital Holdings LLC
8.250%, 05/15/2030 (A)	450	473
Jones Deslauriers Insurance Management
8.500%, 03/15/2030 (A)	490	500
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	2,895	2,871
LD Holdings Group LLC
8.750%, 11/01/2027 (A)	385	365
6.125%, 04/01/2028 (A)	1,580	1,369
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	4,283	4,280
5.923%, TSFR3M + 2.250%, 01/15/2033 (A)(F)	500	517
5.823%, TSFR3M + 2.150%, 01/15/2031 (A)(F)	525	529
5.625%, 01/15/2030 (A)	2,198	2,126
Nassau of New York
7.875%, 07/15/2030 (A)	390	374
Navient
11.500%, 03/15/2031	1,212	1,289
7.875%, 06/15/2032	570	530
5.500%, 03/15/2029	2,842	2,729

SEI Institutional Investments Trust	237

SCHEDULE OF INVESTMENTS

May 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Navient MTN
5.625%, 08/01/2033	$2,440	$1,986
OneMain Finance
7.500%, 05/15/2031	3,447	3,554
7.125%, 11/15/2031	545	552
7.125%, 09/15/2032	1,443	1,454
6.750%, 03/15/2032	470	467
6.750%, 09/15/2033	415	407
6.625%, 01/15/2028	508	517
6.500%, 03/15/2033	1,878	1,834
5.375%, 11/15/2029	1,760	1,717
4.000%, 09/15/2030	898	829
3.500%, 01/15/2027	3,171	3,144
Osaic Holdings
8.000%, 08/01/2033 (A)	2,317	2,357
6.750%, 08/01/2032 (A)	640	646
PennyMac Financial Services
7.125%, 11/15/2030 (A)	23	23
6.750%, 02/15/2034 (A)	1,728	1,657
5.750%, 09/15/2031 (A)	5,164	4,871
PHH Escrow Issuer LLC
9.875%, 11/01/2029 (A)	1,427	1,402
PRA Group
8.875%, 01/31/2030 (A)	1,149	1,181
5.000%, 10/01/2029 (A)	413	390
PROG Holdings
6.000%, 11/15/2029 (A)	1,700	1,657
Rfna
7.875%, 02/15/2030 (A)	1,830	1,796
Rocket
7.125%, 02/01/2032 (A)	1,609	1,667
6.500%, 08/01/2029 (A)	60	61
6.375%, 08/01/2033 (A)	5,089	5,168
6.125%, 08/01/2030 (A)	423	430
Rocket Mortgage LLC
3.625%, 03/01/2029 (A)	1,520	1,462
Ryan Specialty LLC
5.875%, 08/01/2032 (A)	2,324	2,308
Shift4 Payments LLC
6.750%, 08/15/2032 (A)	2,076	2,074
Stonex Escrow Issuer LLC
6.875%, 07/15/2032 (A)	1,657	1,710
Synchrony Financial
7.250%, 02/02/2033	2,088	2,165
TrueNoord Capital DAC
8.750%, 03/01/2030 (A)	360	369
United Wholesale Mortgage LLC
5.500%, 04/15/2029 (A)	550	525
USI
7.500%, 01/15/2032 (A)	2,324	2,366
UWM Holdings LLC
6.625%, 02/01/2030 (A)	2,334	2,214
6.250%, 03/15/2031 (A)	680	624
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VFH Parent LLC
7.500%, 06/15/2031 (A)	$2,234	$2,337
Walker & Dunlop
6.625%, 04/01/2033 (A)	1,510	1,526
WS Escrow LLC
7.750%, 06/01/2033 (A)	336	343
		185,103
Health Care — 6.9%
1261229 BC
10.000%, 04/15/2032 (A)	11,723	12,002
Acadia Healthcare
7.375%, 03/15/2033 (A)	1,750	1,795
Accendra Health
6.625%, 04/01/2030 (A)	448	270
4.500%, 03/31/2029 (A)	425	335
AdaptHealth LLC
5.125%, 03/01/2030 (A)	3,768	3,651
4.625%, 08/01/2029 (A)	13	13
AHP Health Partners
5.750%, 07/15/2029 (A)	394	391
Akumin
9.750%, 08/31/2031 (A)	8,820	8,379
AMN Healthcare
6.500%, 01/15/2031 (A)	9	9
Avantor Funding
4.625%, 07/15/2028 (A)	1,269	1,255
Bausch + Lomb
8.375%, 10/01/2028 (A)	320	330
Bausch Health
14.000%, 10/15/2030 (A)	2,783	2,648
11.000%, 09/30/2028 (A)	720	752
6.250%, 02/15/2029 (A)	139	99
5.250%, 01/30/2030 (A)	487	299
5.250%, 02/15/2031 (A)	347	196
5.000%, 01/30/2028 (A)	625	527
5.000%, 02/15/2029 (A)	476	330
4.875%, 06/01/2028 (A)	2,093	1,935
Bausch Health Americas
8.500%, 01/31/2027 (A)	2,414	2,396
Centene
4.625%, 12/15/2029	1,430	1,393
3.375%, 02/15/2030	74	69
3.000%, 10/15/2030	1,200	1,081
2.500%, 03/01/2031	130	113
Charles River Laboratories International
4.000%, 03/15/2031 (A)	1,660	1,555
3.750%, 03/15/2029 (A)	1,000	958
CHS
10.875%, 01/15/2032 (A)	927	999
9.750%, 01/15/2034 (A)	1,899	1,992
6.875%, 04/15/2029 (A)	1,959	1,938
6.125%, 04/01/2030 (A)	906	824

238	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.000%, 01/15/2029 (A)	$240	$237
5.250%, 05/15/2030 (A)	5,686	5,358
4.750%, 02/15/2031 (A)	648	596
CVS Health
7.000%, H15T5Y + 2.886%, 03/10/2055 (F)	1,965	2,047
DaVita
6.875%, 09/01/2032 (A)	405	420
4.625%, 06/01/2030 (A)	2,218	2,155
3.750%, 02/15/2031 (A)	1,538	1,430
Embecta
6.750%, 02/15/2030 (A)	3,260	2,678
5.000%, 02/15/2030 (A)	775	599
Emergent BioSolutions
3.875%, 08/15/2028 (A)	1,222	1,111
Encompass Health
5.875%, 06/01/2034 (A)	1,132	1,139
Endo Finance Holdings
8.500%, 04/15/2031 (A)	112	119
Fortrea Holdings
7.500%, 07/01/2030 (A)	3,141	3,166
GENMAB
7.250%, 12/15/2033 (A)	854	889
6.250%, 12/15/2032 (A)	3,051	3,108
Global Medical Response
7.375%, 10/01/2032 (A)	3,833	3,983
Grifols
4.750%, 10/15/2028 (A)	3,119	3,070
HCA
5.250%, 06/15/2049	1,654	1,476
Humana
6.625%, H15T5Y + 2.891%, 09/15/2056 (F)	1,835	1,819
IQVIA
6.250%, 06/01/2032 (A)	2,821	2,882
5.000%, 10/15/2026 (A)	1,440	1,439
5.000%, 05/15/2027 (A)	200	200
LifePoint Health
9.875%, 08/15/2030 (A)	527	557
8.375%, 02/15/2032 (A)	1,368	1,436
7.000%, 05/01/2034 (A)	1,636	1,598
5.375%, 01/15/2029 (A)	1,405	1,360
Medline Borrower LP
6.250%, 04/01/2029 (A)	485	498
5.250%, 10/01/2029 (A)	6,268	6,257
3.875%, 04/01/2029 (A)	4,080	3,971
Molina Healthcare
6.250%, 01/15/2033 (A)	1,470	1,470
4.375%, 06/15/2028 (A)	2,665	2,626
3.875%, 11/15/2030 (A)	895	828
Option Care Health
4.375%, 10/31/2029 (A)	2,236	2,151
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Organon
6.750%, 05/15/2034 (A)	$200	$213
Organon Finance 1 LLC
5.125%, 04/30/2031 (A)	731	724
4.125%, 04/30/2028 (A)	520	514
Prime Healthcare Services
9.375%, 09/01/2029 (A)	570	596
Radiology Partners
9.781%, 02/15/2030 (A)	4,919	4,783
8.500%, 07/15/2032 (A)	7,993	8,193
Raven Acquisition Holdings LLC
6.875%, 11/15/2031 (A)	4,080	4,001
Select Medical
6.250%, 12/01/2032 (A)	100	97
Sotera Health Holdings LLC
7.375%, 06/01/2031 (A)	2,107	2,192
Star Parent
9.000%, 10/01/2030 (A)	480	504
Surgery Center Holdings
7.250%, 04/15/2032 (A)	1,499	1,503
Team Health Holdings
8.375%, 06/30/2028 (A)	3,755	3,768
Tenet Healthcare
6.750%, 05/15/2031	2,060	2,121
6.125%, 06/15/2030	1,977	1,996
5.500%, 11/15/2032 (A)	725	722
5.125%, 11/01/2027	1,315	1,316
4.375%, 01/15/2030	1,475	1,427
		145,877
Industrials — 8.7%
ACCO Brands
4.250%, 03/15/2029 (A)	2,306	2,123
ADT Security
4.875%, 07/15/2032 (A)	180	171
4.125%, 08/01/2029 (A)	623	598
AECOM
6.000%, 08/01/2033 (A)	1,383	1,385
Albion Financing 1 SARL
7.000%, 05/21/2030 (A)	1,964	2,028
Allied Universal Holdco LLC
7.875%, 02/15/2031 (A)	2,598	2,716
6.875%, 06/15/2030 (A)	1,867	1,909
4.625%, 06/01/2028 (A)	2,310	2,276
Alta Equipment Group
9.000%, 06/01/2029 (A)	988	943
American Airlines
5.750%, 04/20/2029 (A)	947	946
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	2,990	2,932
3.875%, 11/15/2029 (A)	120	114
Amsted Industries
6.375%, 03/15/2033 (A)	906	921

SEI Institutional Investments Trust	239

SCHEDULE OF INVESTMENTS

May 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.625%, 05/15/2030 (A)	$809	$785
APi Group DE
5.750%, 06/01/2034 (A)	198	197
4.750%, 10/15/2029 (A)	239	235
4.125%, 07/15/2029 (A)	383	369
Artera Services LLC
8.500%, 02/15/2031 (A)	1,031	942
ATI
7.250%, 08/15/2030	254	264
5.875%, 12/01/2027	276	276
5.125%, 10/01/2031	230	228
4.875%, 10/01/2029	272	269
ATP Tower Holdings
7.875%, 02/03/2030 (A)	380	389
Avis Budget Car Rental LLC
8.375%, 06/15/2032 (A)	386	394
8.250%, 01/15/2030 (A)	2,006	2,069
8.000%, 02/15/2031 (A)	93	94
5.750%, 07/15/2027 (A)	574	574
5.375%, 03/01/2029 (A)	633	620
4.750%, 04/01/2028 (A)	330	325
Axon Enterprise
6.250%, 03/15/2033 (A)	2,684	2,751
Bombardier
8.750%, 11/15/2030 (A)	227	240
7.250%, 07/01/2031 (A)	309	325
7.000%, 06/01/2032 (A)	1,644	1,712
6.750%, 06/15/2033 (A)	142	148
Builders FirstSource
6.750%, 05/15/2035 (A)	144	145
6.375%, 06/15/2032 (A)	470	474
6.375%, 03/01/2034 (A)	2,564	2,562
5.000%, 03/01/2030 (A)	20	20
4.250%, 02/01/2032 (A)	1,871	1,721
BWX Technologies
4.125%, 06/30/2028 (A)	2,076	2,038
4.125%, 04/15/2029 (A)	2,957	2,864
Chart Industries
9.500%, 01/01/2031 (A)	2,106	2,214
7.500%, 01/01/2030 (A)	603	624
Cimpress
7.375%, 09/15/2032 (A)	1,464	1,481
Clean Harbors
6.375%, 02/01/2031 (A)	318	323
5.750%, 10/15/2033 (A)	881	886
CoreCivic
8.250%, 04/15/2029	512	534
CP Atlas Buyer
12.750%, 01/15/2031 (A)	1,993	1,496
9.750%, 07/15/2030 (A)	995	936
Danaos
6.875%, 10/15/2032 (A)	1,393	1,437
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Dcli Bidco LLC
7.750%, 11/15/2029 (A)	$390	$401
Deluxe
8.125%, 09/15/2029 (A)	940	981
8.000%, 06/01/2029 (A)	3,140	3,183
EMRLD Borrower
6.750%, 07/15/2031 (A)	171	177
6.625%, 12/15/2030 (A)	6,643	6,791
EquipmentShare.com
9.000%, 05/15/2028 (A)	749	777
8.625%, 05/15/2032 (A)	323	339
8.000%, 03/15/2033 (A)	169	176
Esab
6.250%, 04/15/2029 (A)	100	102
First Student Bidco
4.000%, 07/31/2029 (A)	1,285	1,243
FTAI Aviation Investors LLC
7.000%, 05/01/2031 (A)	1,465	1,519
Garda World Security
8.375%, 11/15/2032 (A)	169	175
8.250%, 08/01/2032 (A)	369	378
6.500%, 01/15/2031 (A)	206	210
6.000%, 06/01/2029 (A)	517	506
Gates
6.875%, 07/01/2029 (A)	1,236	1,273
GEO Group
10.250%, 04/15/2031	69	75
8.625%, 04/15/2029	449	468
GFL Environmental
6.750%, 01/15/2031 (A)	346	357
4.750%, 06/15/2029 (A)	105	104
4.375%, 08/15/2029 (A)	1,231	1,199
4.000%, 08/01/2028 (A)	1,073	1,049
3.500%, 09/01/2028 (A)	2,860	2,783
GFL Environmental Holdings US
5.500%, 02/01/2034 (A)	1,854	1,811
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	384	405
5.625%, 06/01/2029 (A)	562	561
Granite Construction
6.375%, 06/15/2034 (A)	319	326
Griffon
5.750%, 03/01/2028	793	793
Herc Holdings
7.250%, 06/15/2033 (A)	4,213	4,395
7.000%, 06/15/2030 (A)	179	186
6.625%, 06/15/2029 (A)	355	363
Hertz
12.625%, 07/15/2029 (A)	618	563
5.000%, 12/01/2029 (A)	1,207	535
4.625%, 12/01/2026 (A)	243	230
Hertz (Escrow Security)
7.125%, 08/01/2026 (A)(B)(C)	715	–

240	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.000%, 01/15/2028 (A)(B)(C)	$420	$–
5.500%, 10/15/2024 (A)(B)(C)	1,573	–
HNI
5.125%, 01/18/2029 (A)	132	129
Incora Intermediate II
6.000%, 01/31/2033 (A)(C)(D)	302	148
JELD-WEN
7.000%, 09/01/2032 (A)	288	177
4.875%, 12/15/2027 (A)	903	742
JetBlue Airways
9.875%, 09/20/2031 (A)	5,360	4,930
JH North America Holdings
6.125%, 07/31/2032 (A)	1,410	1,413
Korn Ferry
4.625%, 12/15/2027 (A)	2,323	2,305
Labels Buyer LLC
12.000%, 12/31/2033	1	932
Lsf12 Helix Parent LLC
7.125%, 02/01/2033 (A)	155	152
Madison IAQ LLC
5.875%, 06/30/2029 (A)	1,196	1,196
4.125%, 06/30/2028 (A)	3,617	3,572
Masterbrand
7.000%, 07/15/2032 (A)	637	636
Miter Brands Acquisition Holdco
6.750%, 04/01/2032 (A)	811	797
MIWD Holdco II LLC
5.500%, 02/01/2030 (A)	693	647
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(C)(D)	10,706	–
NESCO Holdings II
5.500%, 04/15/2029 (A)	390	388
Park-Ohio Industries
8.500%, 08/01/2030 (A)	985	1,033
Prime Security Services Borrower LLC
3.375%, 08/31/2027 (A)	599	587
Quikrete Holdings
6.750%, 03/01/2033 (A)	245	248
6.375%, 03/01/2032 (A)	6,292	6,407
Resideo Funding
6.500%, 07/15/2032 (A)	1,551	1,559
4.000%, 09/01/2029 (A)	910	865
RR Donnelley & Sons
9.500%, 08/01/2029 (A)	580	601
RXO
6.375%, 05/15/2031 (A)	1,124	1,130
Sensata Technologies
3.750%, 02/15/2031 (A)	240	225
Sensata Technologies BV
5.875%, 09/01/2030 (A)	750	755
4.000%, 04/15/2029 (A)	1,541	1,503
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,806	1,707
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Smyrna Ready Mix Concrete LLC
8.875%, 11/15/2031 (A)	$3,318	$3,498
Solaris Energy Infrastructure LLC
6.375%, 05/15/2031 (A)	305	310
Standard Building Solutions
6.500%, 08/15/2032 (A)	6,031	6,121
6.250%, 08/01/2033 (A)	412	413
5.875%, 03/15/2034 (A)	362	353
Standard Industries
4.750%, 01/15/2028 (A)	1,564	1,556
4.375%, 07/15/2030 (A)	2,229	2,123
3.375%, 01/15/2031 (A)	169	154
Star Leasing LLC
7.625%, 02/15/2030 (A)	440	426
Stena International
7.625%, 02/15/2031 (A)	520	530
Synergy Infrastructure Holdings LLC
7.875%, 12/01/2030 (A)	1,285	1,346
Terex
6.250%, 10/15/2032 (A)	494	502
5.000%, 05/15/2029 (A)	631	625
TopBuild
5.625%, 01/31/2034 (A)	339	342
TransDigm
7.125%, 12/01/2031 (A)	3,610	3,749
6.750%, 08/15/2028 (A)	530	537
6.625%, 03/01/2032 (A)	5,943	6,113
6.375%, 03/01/2029 (A)	3,619	3,690
6.250%, 01/31/2034 (A)	1,206	1,234
TriNet Group
7.125%, 08/15/2031 (A)	296	298
United Airlines
4.625%, 04/15/2029 (A)	1,530	1,509
United Airlines Holdings
5.375%, 03/01/2031	1,123	1,111
4.875%, 03/01/2029	220	217
United Rentals North America
6.125%, 03/15/2034 (A)	4,272	4,385
5.375%, 11/15/2033 (A)	156	154
5.250%, 01/15/2030	700	700
4.875%, 01/15/2028	904	904
4.000%, 07/15/2030	1,370	1,309
Veritiv Operating
10.500%, 11/30/2030 (A)	480	493
VistaJet Malta Finance
9.500%, 06/01/2028 (A)	262	261
6.375%, 02/01/2030 (A)	2,926	2,669
VM Consolidated
5.500%, 04/15/2029 (A)	360	310
Waste Pro USA
7.000%, 02/01/2033 (A)	2,010	2,055
Weekley Homes LLC
6.750%, 01/15/2034 (A)	467	460

SEI Institutional Investments Trust	241

SCHEDULE OF INVESTMENTS

May 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
WESCO Distribution
7.250%, 06/15/2028 (A)	$1,137	$1,139
6.625%, 03/15/2032 (A)	331	341
6.375%, 03/15/2029 (A)	655	670
6.375%, 03/15/2033 (A)	4,264	4,381
5.500%, 04/15/2034 (A)	1,650	1,638
5.250%, 04/15/2031 (A)	479	475
Wilsonart LLC
11.000%, 08/15/2032 (A)	2,824	2,166
Wrangler Holdco
6.625%, 04/01/2032 (A)	989	1,016
XPO
7.125%, 02/01/2032 (A)	276	286
		183,810
Information Technology — 5.0%
Ahead DB Holdings LLC
6.625%, 05/01/2028 (A)	750	751
ams-OSRAM
12.250%, 03/30/2029 (A)	420	446
APLD ComputeCo 2 LLC
6.750%, 03/15/2031 (A)	2,536	2,556
APLD ComputeCo LLC
9.250%, 12/15/2030 (A)	3,145	3,395
AthenaHealth Group
6.500%, 02/15/2030 (A)	3,472	3,347
Castle US Holding
10.000%, 06/30/2031 (A)	1,790	340
Central Parent LLC
8.000%, 06/15/2029 (A)	1,628	887
Ciena
4.000%, 01/31/2030 (A)	1,285	1,233
Cipher Compute LLC
7.125%, 11/15/2030 (A)	2,593	2,703
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	384	352
Cloud Software Group
8.250%, 06/30/2032 (A)	5,626	5,523
6.625%, 08/15/2033 (A)	60	55
6.500%, 03/31/2029 (A)	1,123	1,114
Cloud Software Group, Inc., Strike Price Fixed
9.000%, 09/30/2029 (A)	2,810	2,777
Coherent
5.000%, 12/15/2029 (A)	3,482	3,446
Conduent Business Services LLC
6.000%, 11/01/2029 (A)	498	429
Core Scientific Finance I LLC
7.750%, 05/15/2031 (A)	2,762	2,825
CoreWeave
9.250%, 06/01/2030 (A)	5,315	5,422
9.000%, 02/01/2031 (A)	2,483	2,518
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Diebold Nixdorf
7.750%, 03/31/2030 (A)	$323	$338
Elastic
4.125%, 07/15/2029 (A)	1,954	1,871
Ellucian Holdings
6.500%, 12/01/2029 (A)	1,828	1,804
Entegris
5.950%, 06/15/2030 (A)	749	757
4.750%, 04/15/2029 (A)	2,375	2,359
4.375%, 04/15/2028 (A)	200	197
3.625%, 05/01/2029 (A)	1,359	1,298
Everforth
4.625%, 05/15/2028 (A)	1,188	1,100
Fair Isaac
6.250%, 09/15/2034 (A)	571	566
6.000%, 05/15/2033 (A)	335	332
4.000%, 06/15/2028 (A)	2,783	2,725
Gen Digital
6.250%, 04/01/2033 (A)	942	938
Go Daddy Operating LLC
3.500%, 03/01/2029 (A)	2,463	2,318
Ingram Micro
4.750%, 05/15/2029 (A)	588	578
ION Platform Finance US
9.000%, 08/01/2029 (A)	713	656
8.750%, 05/01/2029 (A)	660	609
7.875%, 09/30/2032 (A)	1,249	967
5.000%, 05/01/2028 (A)	645	604
Kioxia Holdings
6.625%, 07/24/2033 (A)	4,549	4,769
6.250%, 07/24/2030 (A)	608	626
McAfee
7.375%, 02/15/2030 (A)	1,501	1,284
Newfold Digital Holdings Group
11.750%, 04/30/2029 (A)	585	480
ON Semiconductor
3.875%, 09/01/2028 (A)	2,615	2,551
Open Text
3.875%, 02/15/2028 (A)	1,246	1,209
3.875%, 12/01/2029 (A)	176	161
Open Text Holdings
4.125%, 02/15/2030 (A)	2,362	2,170
Pitney Bowes
7.250%, 03/15/2029 (A)	1,307	1,316
RingCentral
8.500%, 08/15/2030 (A)	661	693
Science Applications International
5.875%, 11/01/2033 (A)	145	143
4.875%, 04/01/2028 (A)	2,963	2,940
Seagate Data Storage Technology Pte
9.625%, 12/01/2032 (A)	51	57
8.500%, 07/15/2031 (A)	108	113
8.250%, 12/15/2029 (A)	280	292

242	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.750%, 12/01/2034 (A)	$75	$76
SS&C Technologies
6.500%, 06/01/2032 (A)	3,668	3,701
5.500%, 09/30/2027 (A)	1,774	1,774
Synaptics
4.000%, 06/15/2029 (A)	2,167	2,076
TTM Technologies
4.000%, 03/01/2029 (A)	276	267
Twilio
3.875%, 03/15/2031	240	226
3.625%, 03/15/2029	1,470	1,415
UKG
6.875%, 02/01/2031 (A)	3,614	3,552
Viasat
7.500%, 05/30/2031 (A)	3,319	3,351
ViaSat
6.500%, 07/15/2028 (A)	297	296
Viavi Solutions
3.750%, 10/01/2029 (A)	1,130	1,072
Virtusa
7.125%, 12/15/2028 (A)	2,339	1,953
WULF Compute LLC
7.750%, 10/15/2030 (A)	3,985	4,187
Xerox
10.250%, 10/15/2030 (A)	160	140
Xerox Holdings
8.875%, 11/30/2029 (A)	306	138
Zebra Technologies
6.500%, 06/01/2032 (A)	1,863	1,890
ZoomInfo Technologies LLC
3.875%, 02/01/2029 (A)	428	336
		105,390
Materials — 5.7%
Alumina Pty
6.375%, 09/15/2032 (A)	200	205
6.125%, 03/15/2030 (A)	200	205
ARC Falcon I
9.750%, 03/01/2033 (A)	1,555	1,503
Ardagh Group
12.000% Cash/PIK, 12/01/2030 (A)	1,721	1,599
9.500%, 12/01/2030 (A)	483	516
ASP Unifrax Holdings
7.100% Cash/PIK, 09/30/2029 (A)	6,360	127
Avient
6.250%, 11/01/2031 (A)	1,502	1,524
Axalta Coating Systems Dutch Holding B BV
7.250%, 02/15/2031 (A)	1,835	1,911
Axalta Coating Systems LLC
4.750%, 06/15/2027 (A)	699	698
3.375%, 02/15/2029 (A)	520	496
Baffinland Iron Mines
8.750%, 07/15/2026 (A)(C)	4,860	2,785
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ball
3.125%, 09/15/2031	$1,695	$1,533
2.875%, 08/15/2030	3,555	3,234
Big River Steel LLC
6.625%, 01/31/2029 (A)	492	492
Bond US Bidco 1
7.125%, 06/15/2033 (A)	200	202
Cascades
6.750%, 07/15/2030 (A)	2,320	2,358
Celanese US Holdings LLC
7.375%, 02/15/2034	753	786
7.000%, 02/15/2031	156	162
6.750%, 04/15/2033	2,185	2,254
Chemours
8.000%, 01/15/2033 (A)	4,534	4,632
7.875%, 03/15/2034 (A)	815	827
5.750%, 11/15/2028 (A)	909	907
4.625%, 11/15/2029 (A)	30	29
Cleveland-Cliffs
7.625%, 01/15/2034 (A)	730	751
7.500%, 09/15/2031 (A)	202	209
7.375%, 05/01/2033 (A)	1,804	1,853
7.000%, 03/15/2032 (A)	2,645	2,674
6.875%, 11/01/2029 (A)	335	342
6.750%, 04/15/2030 (A)	409	411
4.625%, 03/01/2029 (A)	365	354
Clydesdale Acquisition Holdings
8.750%, 04/15/2030 (A)	1,395	1,340
6.875%, 01/15/2030 (A)	580	570
6.750%, 04/15/2032 (A)	809	778
6.625%, 04/15/2029 (A)	290	287
Commercial Metals
5.750%, 11/15/2033 (A)	246	246
Compass Minerals International
8.000%, 07/01/2030 (A)	1,750	1,845
Constellium
3.750%, 04/15/2029 (A)	1,803	1,738
Cornerstone Chemical Co LLC
10.000%, 05/07/2029 (A)(D)	7,773	7,773
CVR Partners
6.125%, 06/15/2028 (A)	685	685
DBR Land Holdings LLC
6.250%, 12/01/2030 (A)	1,414	1,436
Domtar
6.750%, 10/01/2028 (A)	2,605	1,935
Element Solutions
3.875%, 09/01/2028 (A)	647	629
First Quantum Minerals
8.625%, 06/01/2031 (A)	1,890	1,972
FMC
5.650%, 05/18/2033	741	666
Fortescue Treasury Pty
6.125%, 04/15/2032 (A)	1,415	1,465

SEI Institutional Investments Trust	243

SCHEDULE OF INVESTMENTS

May 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 09/15/2027 (A)	$991	$986
4.375%, 04/01/2031 (A)	595	568
Freeport-McMoRan
5.400%, 11/14/2034	1,281	1,305
Huntsman International LLC
5.700%, 10/15/2034	132	125
4.500%, 05/01/2029	563	545
INEOS Finance
7.500%, 04/15/2029 (A)	2,303	2,292
6.750%, 05/15/2028 (A)	200	201
INEOS Quattro Finance 2
9.625%, 03/15/2029 (A)	624	596
Innophos Holdings
11.500%, 06/15/2029 (A)	5,148	4,844
Magnera
7.250%, 11/15/2031 (A)	14	14
Mauser Packaging Solutions Holding
9.250%, 04/15/2030 (A)	849	813
7.875%, 04/15/2030 (A)	1,459	1,474
Mercer International
12.875%, 10/01/2028 (A)	944	495
Methanex
5.250%, 12/15/2029	1,605	1,603
Methanex US Operations
6.250%, 03/15/2032 (A)	880	906
Mineral Resources
7.000%, 04/01/2031 (A)	3,872	4,025
Mineral Resources MTN
8.500%, 05/01/2030 (A)	2,365	2,442
Mountain Province Diamonds, Inc.
9.000%, 12/15/2027 (A)(C)(D)	2,609	1,982
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(C)(D)	3,290	–
NOVA Chemicals
9.000%, 02/15/2030 (A)	270	284
8.500%, 11/15/2028 (A)	776	805
5.250%, 06/01/2027 (A)	921	924
4.250%, 05/15/2029 (A)	463	452
Novelis
6.875%, 01/30/2030 (A)	61	63
6.375%, 08/15/2033 (A)	1,289	1,301
4.750%, 01/30/2030 (A)	1,851	1,787
Nufarm Australia
5.000%, 01/27/2030 (A)	413	386
Olin
6.625%, 04/01/2033 (A)	651	646
Olympus Water US Holding
7.250%, 06/15/2031 (A)	2,005	2,036
PLS Group
6.875%, 05/01/2031 (A)	1,678	1,721
Rain Carbon
12.250%, 09/01/2029 (A)	4,045	4,298
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Samarco Mineracao
9.500% Cash/PIK, 06/30/2031	$1,538	$1,553
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	2,920	2,889
4.875%, 05/01/2028 (A)	1,873	1,852
Scotts Miracle-Gro
5.250%, 12/15/2026	121	121
4.500%, 10/15/2029	822	801
4.375%, 02/01/2032	589	548
4.000%, 04/01/2031	567	527
Solstice Advanced Materials
5.625%, 09/30/2033 (A)	486	480
SunCoke Energy
4.875%, 06/30/2029 (A)	1,399	1,338
Trident TPI Holdings
12.750%, 12/31/2028 (A)	1,408	1,419
TriMas
4.125%, 04/15/2029 (A)	551	529
Trinseo Luxco Finance SPV Sarl
7.625% Cash/PIK, 05/03/2029 (A)(B)	1,069	–
Tronox
9.125%, 09/30/2030 (A)	50	51
4.625%, 03/15/2029 (A)	3,307	2,634
WR Grace Holdings LLC
7.000%, 08/01/2033 (A)	120	119
6.625%, 08/15/2032 (A)	1,294	1,284
5.625%, 08/15/2029 (A)	4,146	3,971
		118,979
Real Estate — 3.6%
Anywhere Real Estate Group LLC
9.750%, 04/15/2030 (A)	272	293
5.250%, 04/15/2030 (A)	2,614	2,511
Arbor Realty SR
8.500%, 12/15/2028 (A)	2,005	1,985
7.875%, 07/15/2030 (A)	1,815	1,705
Blackstone Mortgage Trust
7.750%, 12/01/2029 (A)	3,405	3,534
Brookfield Property
4.500%, 04/01/2027 (A)	3,711	3,663
Diversified Healthcare Trust
4.750%, 02/15/2028	3,610	3,528
4.375%, 03/01/2031	2,195	2,000
EF Holdco
7.375%, 09/30/2030 (A)	1,565	1,563
Five Point Operating
8.000%, 10/01/2030 (A)	370	379
Howard Hughes
6.125%, 03/01/2034 (A)	256	250
5.875%, 03/01/2032 (A)	551	542
4.375%, 02/01/2031 (A)	980	921
Hudson Pacific Properties LP
4.650%, 04/01/2029	529	497

244	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Iron Mountain
6.250%, 01/15/2033 (A)	$2,483	$2,521
5.250%, 03/15/2028 (A)	281	281
5.250%, 07/15/2030 (A)	4,831	4,779
5.000%, 07/15/2028 (A)	483	482
4.875%, 09/15/2027 (A)	560	558
4.875%, 09/15/2029 (A)	3,356	3,297
Lamar Media
3.750%, 02/15/2028	3,463	3,396
Millrose Properties
6.375%, 08/01/2030 (A)	330	334
6.250%, 09/15/2032 (A)	146	147
MPT Operating Partnership
8.500%, 02/15/2032 (A)	935	973
4.625%, 08/01/2029	2,636	2,155
3.500%, 03/15/2031	2,780	1,992
Outfront Media Capital LLC
7.375%, 02/15/2031 (A)	571	596
4.625%, 03/15/2030 (A)	100	97
Park Intermediate Holdings LLC
4.875%, 05/15/2029 (A)	1,905	1,861
RHP Hotel Properties
7.250%, 07/15/2028 (A)	183	187
6.500%, 04/01/2032 (A)	934	957
6.500%, 06/15/2033 (A)	65	67
5.750%, 03/15/2034 (A)	121	120
4.500%, 02/15/2029 (A)	735	722
Rithm Capital
8.000%, 07/15/2030 (A)	8,022	7,962
RLJ Lodging Trust
4.000%, 09/15/2029 (A)	542	517
3.750%, 07/01/2026 (A)	1,732	1,731
Starwood Property Trust
7.250%, 04/01/2029 (A)	4,927	5,110
6.500%, 07/01/2030 (A)	1,240	1,269
6.500%, 10/15/2030 (A)	2,020	2,070
Uniti Group
8.625%, 06/15/2032 (A)	1,052	1,103
6.500%, 02/15/2029 (A)	3,926	3,878
6.000%, 01/15/2030 (A)	2,727	2,650
XHR
6.625%, 05/15/2030 (A)	93	95
		75,278
Utilities — 2.8%
Alpha Generation LLC
6.750%, 10/15/2032 (A)	3,755	3,842
6.250%, 01/15/2034 (A)	2,257	2,238
AmeriGas Partners
9.500%, 06/01/2030 (A)	177	190
9.375%, 06/01/2028 (A)	333	341
6.875%, 06/01/2031 (A)	208	213
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
California Buyer
6.375%, 02/15/2032 (A)	$330	$328
Clearway Energy Operating LLC
5.750%, 01/15/2034 (A)	1,345	1,336
3.750%, 02/15/2031 (A)	1,896	1,767
Constellation Energy Generation LLC
4.625%, 02/01/2029 (A)	2,155	2,144
Edison International
5.250%, 03/15/2032	3,530	3,480
Long Ridge Energy LLC
8.750%, 02/15/2032 (A)(C)	1,760	1,829
NRG Energy
7.000%, 03/15/2033 (A)	418	454
6.250%, 11/01/2034 (A)	12,250	12,354
6.125%, 05/15/2036 (A)	69	69
6.000%, 02/01/2033 (A)	271	273
6.000%, 01/15/2036 (A)	1,554	1,544
5.875%, 05/15/2034 (A)	277	275
5.750%, 07/15/2029 (A)	100	100
5.750%, 01/15/2034 (A)	472	467
5.250%, 06/15/2029 (A)	754	750
3.875%, 02/15/2032 (A)	56	51
3.625%, 02/15/2031 (A)	3,299	3,060
3.375%, 02/15/2029 (A)	623	595
Pattern Energy Operations
4.500%, 08/15/2028 (A)	1,821	1,794
Suburban Propane Partners
6.500%, 12/15/2035 (A)	994	986
5.000%, 06/01/2031 (A)	1,813	1,738
Talen Energy Supply LLC
6.375%, 05/01/2033 (A)	1,782	1,775
6.250%, 02/01/2034 (A)	904	901
6.125%, 05/01/2031 (A)	487	487
Vistra Operations LLC
7.750%, 10/15/2031 (A)	593	621
6.875%, 04/15/2032 (A)	3,108	3,234
5.000%, 07/31/2027 (A)	2,496	2,494
4.375%, 05/01/2029 (A)	589	578
VoltaGrid LLC
7.375%, 11/01/2030 (A)	3,396	3,536
XPLR Infrastructure Operating Partners
8.625%, 03/15/2033 (A)	2,339	2,513
		58,357
Total Corporate Obligations
(Cost $1,669,698) ($ Thousands)		1,647,392

SEI Institutional Investments Trust	245

SCHEDULE OF INVESTMENTS

May 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 8.0%
Other Asset-Backed Securities — 8.0%
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(D)(E)	$4,378	$219
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/24/2035 (A)(D)(E)	6,380	686
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034 (A)(D)(E)	10,431	313
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(D)(E)	8,633	216
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (D)(E)	6,147	584
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 01/20/2038 (A)(D)(E)	9,480	2,133
Battalion CLO XVI, Ser 2024-16A, Cl CR2
5.675%, TSFR3M + 2.000%, 01/20/2038 (A)(F)	431	431
Battalion CLO XVI, Ser 2024-16A, Cl ER2
10.765%, TSFR3M + 7.090%, 01/20/2038 (A)(F)	392	371
Battalion CLO XX, Ser 2021-20A, Cl SUB
0.000%, 04/15/2038 (A)(D)(E)	24,398	5,221
Battalion CLO XX, Ser 2025-20A, Cl ER
9.923%, TSFR3M + 6.250%, 04/15/2038 (A)(F)	1,580	1,529
Battalion CLO XXXII
0.000%, (E) (H)	1,187	1,196
Battalion CLO XXXII, Ser 2026-32A, Cl SUB
0.000%, 07/20/2039 (A)(E)	4,294	4,080
Benefit Street Partners CLO 47, Ser 2026-47A, Cl SUB
0.000%, 04/15/2039 (A)(D)(E)	8,900	8,277
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(D)(E)	2,640	73
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(D)(I)	6,657	2,996
Benefit Street Partners CLO IV, Ser 2014-IVA, Cl SUBG
0.000%, 10/20/2038 (A)(D)(E)	2,823	1,270
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(D)(I)	5,394	3,291
Benefit Street Partners CLO V, Ser 2018-5BA
0.000%, 04/20/2031 (D)(E)	13,783	4,411
Benefit Street Partners CLO V-B, Ser 2024-5BA, Cl FR
11.475%, TSFR3M + 7.800%, 07/20/2037 (A)(F)	100	97
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(D)(E)	11,800	4,248
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (D)(E)	9,035	372
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO VIII
0.000%, 01/20/2031 (D)(E)	$9,000	$125
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034 (A)(D)(E)	12,240	5,263
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
0.000%, 10/15/2030 (A)(D)(E)	4,836	3,627
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 10/20/2037 (A)(D)(E)	17,880	4,649
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2038 (A)(D)(E)	8,034	4,981
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 10/15/2038 (A)(D)(E)	4,486	2,916
Benefit Street Partners CLO XXIII, Ser 2021-23A, Cl SUB
0.000%, 04/25/2034 (D)(E)	7,697	3,394
Benefit Street Partners CLO, Ser 2025-42A, Cl SUB
0.000%, 10/25/2038 (A)(D)(E)	9,113	6,926
Bridge Street CLO VI, Ser 2025-2A, Cl SUB
0.000%, 01/15/2039 (A)(D)(E)	7,100	6,106
First Eagle Berkeley Fund CLO LLC, Ser 2016-1A, Cl SUB
0.000%, 10/25/2028 (A)(D)(E)	21,812	1,047
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(D)(E)	6,015	1,374
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 04/20/2037 (A)(D)(E)	2,151	1,452
LCM Ltd
0.000%, 01/20/2032 (D)(E)	1,998	318
MidOcean Credit CLO XVI, Ser 2024-16A, Cl SUB
0.000%, 10/20/2037 (A)(D)(E)	3,245	2,093
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 04/17/2040 (A)(D)(E)	14,456	2,963
Neuberger Berman Loan Advisers CLO XLI
0.000%, 10/20/2032 (D)(E) (H)	3,394	1,173
Neuberger Berman Loan Advisers CLO XXXIX
0.000%, 10/20/2032 (D)(E) (H)	5,795	2,119
Neuberger Berman Loan Advisers CLO, Ser 2025-36RA, Cl SUB
0.000%, 07/20/2039 (A)(D)(E)	3,297	2,670
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(D)(E)	9,028	922

246	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
11.317%, TSFR3M + 7.642%, 04/20/2030 (A)(F)	$3,450	$3,254
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 07/20/2037 (A)(D)(E)	3,797	1,177
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 04/20/2038 (A)(D)(E)	2,334	1,482
OCP CLO, Ser 2021-21A, Cl SUB
0.000%, 07/20/2034 (D)(E)	12,027	6,555
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 11/20/2037 (D)(E)	13,119	6,018
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 03/24/2038 (A)(D)(E)	18,647	5,035
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 10/25/2035 (A)(D)(E)	9,389	1,690
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 01/20/2038 (A)(D)(E)	9,217	3,318
TCW CLO, Ser 2024-1A, Cl ER3
11.137%, TSFR3M + 7.470%, 10/25/2035 (A)(F)	1,731	1,622
TCW CLO, Warehouse Note, Ser 2020-1
0.000%, (D)(E) (H)	8,523	1,705
Venture 35 CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(D)(E)	15,819	316
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(D)(E)	2,865	–
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(D)(E)	5,750	58
Voya CLO, Ser 2020-2A, Cl SUB
0.000%, 01/20/2038 (A)(D)(E)	8,134	5,124
Voya CLO, Ser 2024-6A, Cl SUB
0.000%, 01/20/2038 (A)(D)(E)	9,667	7,395
Voya CLO, Ser 2025-4A, Cl SUB
0.000%, 10/15/2038 (A)(D)(E)	8,521	7,115
Voya CLO, Ser 2026-2A, Cl SUB
0.000%, 07/15/2039 (A)(E)	12,119	11,422
Wind River
0.000%, 07/20/2033 (D)(E)	19,320	5,071
Wind River CLO, Ser 2025-3A, Cl ER
9.925%, TSFR3M + 6.250%, 04/20/2038 (A)(F)	3,376	3,324
Total Asset-Backed Securities
(Cost $95,956) ($ Thousands)		167,813

LOAN PARTICIPATIONS — 6.0%
1261229 B.C. Ltd., Initial Term Loan, 1st Lien
9.870%, CME Term SOFR + 6.250%, 10/08/2030 (F)(J)	1,015	978
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), 2025 Replacement Term Loan, 1st Lien
5.925%, CME Term SOFR + 2.250%, 04/20/2028 (F)	$788	$784
ACProducts Holdings, Inc., Initial First-Out Term Loan, 1st Lien
9.150%, CME Term SOFR + 5.500%, 11/14/2031 (F)	105	107
Acproducts Holdings, Inc., Initial Second-Out Term Loan
0.000%, 11/17/2031 (E)	1,388	1,182
Adient US LLC, Term B-2 Loan, 1st Lien
5.620%, CME Term SOFR + 2.000%, 01/31/2031 (F)	324	323
Ahead DB Holdings, LLC, Term B-5 Loan, 1st Lien
6.200%, CME Term SOFR + 2.500%, 02/01/2031 (F)	445	444
Allied Universal Holdco LLC, Amendment No. 7 Replacement U.S. Dollar Term Loan, 1st Lien
6.870%, CME Term SOFR + 3.250%, 08/20/2032 (F)	98	98
Arctic Canadian Diamond Company Ltd., Second Lien Term Loan
4.314%, 06/30/2026 (D)	1,290	324
Asurion, LLC, New Term B-13 Term Loan, 1st Lien
7.913%, CME Term SOFR + 4.250%, 09/19/2030 (F)	232	231
athenahealth Group Inc., Initial Term Loan, 1st Lien
6.370%, CME Term SOFR + 2.750%, 02/15/2029 (F)(J)	1,188	1,187
Avaya Inc., Initial Term Loan, 1st Lien
11.120%, CME Term SOFR + 7.500%, 08/01/2028 (C)(F)	4,327	3,724
BASF Coatings, Term Loan B
0.000%, 04/29/2033 (E)(J)	1,127	1,129
BCPE Pequod Buyer, Inc., 2026 Refinancing Term Loan, 1st Lien
6.370%, CME Term SOFR + 2.750%, 11/25/2031 (F)	378	375
Belron Finance 2019 LLC, New 2031 Dollar Incremental Term Loan, 1st Lien
5.657%, CME Term SOFR + 2.000%, 10/16/2031 (F)	177	177
Brooks Automation 11/21 TLB, Initial Term Loan 1st Lien
6.608%, 11/24/2026	292	291
Byju'S Alpha, Inc., 3/31/2033
11.668%, 03/31/2033	205	—

SEI Institutional Investments Trust	247

SCHEDULE OF INVESTMENTS

May 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Byju'S Alpha, Inc., Initial Term Loan
15.500%, CME Term SOFR + 8.000%, 10/30/2028 (B)(F)	$2,985	$161
Byju'S Alpha, Inc., New Money Term Loan
25.000%, 04/11/2033	88	58
Byju'S Alpha, Inc., Third-Out Roll-Over Term Loan
11.668%, 03/31/2033	901	—
Calcasieu Pass Funding, LLC, Initial Term Loan, 1st Lien
6.954%, CME Term SOFR + 3.250%, 04/11/2033 (F)	5,911	5,926
Carestream Health Inc, Term Loan
8.271%, 10/04/2031	2,270	1,952
Castle US Holding Corporation, Initial Second Out Dollar Term B-1 Loan, 1st Lien
7.985%, CME Term SOFR + 4.250%, 05/31/2030 (F)(J)	2,802	1,247
Castle US Holding Corporation, Initial Second Out Dollar Term B-2 Loan
8.427%, 05/31/2030	2,087	918
Century Casinos, Inc., Term B Facility Loan, 1st Lien
9.725%, CME Term SOFR + 6.000%, 04/02/2029 (C)(F)	2,280	1,472
Chariot Buyer LLC, Refinancing Term Loan, 1st Lien
6.370%, CME Term SOFR + 2.750%, 09/08/2032 (F)	269	270
CHPPR Midco Inc. , Amendment No. 1 Term Loan, 1st Lien
12.750%, CME Term SOFR + 8.750%, 12/31/2029 (F)	1,743	1,740
Cineworld/Regal 6/25 Cov-Lite, First Amendment Term Loan
8.145%, 07/30/2032	511	512
Claire'S Stores 09/18/2030, 1st Lien
10.000%, 10/17/2031	177	177
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 1st Lien
7.735%, CME Term SOFR + 4.000%, 08/21/2028 (F)	74	74
Cloud Software Group, Inc., Tenth Amendment Tranche B-2 Term Loan, 1st Lien
6.950%, CME Term SOFR + 3.250%, 03/21/2031 (F)	1,037	974
CMG Media Corporation, Term B-2 Loan, 1st Lien
7.300%, CME Term SOFR + 3.500%, 06/18/2029 (F)	1,841	1,659
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Colossus AcquireCo LLC, Initial Term Loan, 1st Lien
5.380%, SOFR + 1.750%, 07/30/2032 (F)	$198	$198
Conair Holdings LLC, Initial Term Loan, 1st Lien
7.485%, CME Term SOFR + 3.750%, 05/17/2028 (F)	467	384
Coreweave Financing DDTL V, LLC, Delayed Draw Loan, 1st Lien
8.100%, SOFR + 4.500%, 11/15/2031 (F)(J)	688	702
Cotiviti, Inc., Initial Floating Rate Term Loan, 1st Lien
6.399%, CME Term SOFR + 2.750%, 05/01/2031 (F)(J)	1,634	1,530
Dayforce Bidco, LLC, Initial Term Loan, 1st Lien
6.663%, CME Term SOFR + 3.000%, 02/04/2033 (F)	440	419
DexKo Global Inc., Refinancing Dollar Term Loan, 1st Lien
8.163%, CME Term SOFR + 4.500%, 10/04/2031 (F)	596	581
E.W. Scripps Company, The, Tranche B-2 Term Loan, 1st Lien
9.467%, CME Term SOFR + 5.750%, 06/30/2028 (F)(J)	623	621
East Valley Tourist Development Authority, Term Loan
11.235%, CME Term SOFR + 7.500%, 11/23/2026 (D)(F)	3,659	3,641
EMRLD Borrower LP, 2031 Refinancing Term Loan, 1st Lien
5.950%, CME Term SOFR + 2.250%, 08/04/2031 (F)	318	318
First Advantage Holdings, LLC, Term B-3 Loan, 1st Lien
6.450%, CME Term SOFR + 2.750%, 10/31/2031 (F)	329	325
First Student Bidco Inc., Initial Term B Loan, 1st Lien
5.950%, CME Term SOFR + 2.250%, 08/15/2030 (F)(J)	1,680	1,685
First Student Bidco Inc., Initial Term C Loan, 1st Lien
5.950%, CME Term SOFR + 2.250%, 08/15/2030 (F)(J)	307	308
Flexsys 5/25 First Out TL, First Out Term Loan
9.912%, 05/31/2030	1,531	888
Flexsys 5/25 Second Out TL, Second Out Refinancing Term Loan
9.341%, 08/01/2029	2,577	258

248	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Freeport LNG investments, LLLP, Initial Term Loan B, 1st Lien
6.925%, CME Term SOFR + 3.250%, 02/11/2033 (F)	$1,372	$1,376
Gainwell Acquisition Corp., Term B Loan, 1st Lien
7.800%, CME Term SOFR + 4.000%, 10/01/2027 (F)(J)	2,716	2,665
GB AIT Buyer, Inc., Initial Term Loan, 1st Lien
7.913%, CME Term SOFR + 4.250%, 04/29/2033 (F)	178	178
Hertz Corporation, The, Initial Term B Loan, 1st Lien
7.425%, CME Term SOFR + 3.500%, 06/30/2028 (F)(J)	407	315
Hertz Corporation, The, Initial Term C Loan, 1st Lien
7.425%, CME Term SOFR + 3.500%, 06/30/2028 (F)	81	62
Icon Parent I Inc., 2025 Term Loan, 1st Lien
6.437%, CME Term SOFR + 2.750%, 11/13/2031 (F)(J)	597	570
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), Initial Term Loan, 1st Lien
9.510%, CME Term SOFR + 5.775%, 05/01/2029 (F)	1,192	1,133
J. C. Penney Company Inc., Loan
5.250%, CME Term SOFR + 4.250%, 06/21/2029 (B)(D)(F)	3,625	—
Labl, Inc., Initial Dollar Term Loan
8.940%, CME Term SOFR + 5.000%, 10/16/2028 (B)(F)	753	319
Lannett Company, Inc., Closing Date Term Loan 1st Lien
2.000%, 06/16/2030 (D)	664	664
Lfsn Holdco I LLC, Initial Term Loan
9.138%, 12/08/2030 (C)	4,008	3,993
Libbey Glass LLC, 2022 Incremental Term Loan, 1st Lien
10.320%, CME Term SOFR + 6.500%, 11/22/2027 (C)(F)	2,558	1,944
LSF12 Crown US Commercial Bidco, LLC, 2026 Refinancing Term Loan, 1st Lien
6.649%, CME Term SOFR + 3.000%, 12/02/2031 (F)	450	453
LSF12 Helix Parent, LLC, Initial Term Loan, 1st Lien
7.120%, CME Term SOFR + 3.500%, 02/10/2033 (F)	146	145
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Magenta Security Holdings LLC, First Out Term Loan, 1st Lien
10.673%, CME Term SOFR + 6.750%, 07/27/2028 (F)(J)	$3,177	$2,221
Magenta Security Holdings LLC, Second Out Term Loan, 1st Lien
10.923%, CME Term SOFR + 7.000%, 07/27/2028 (F)	3,090	1,258
Mauser Packaging Solutions Holding Company, 2025 Term Loan, 1st Lien
7.149%, CME Term SOFR + 3.500%, 04/15/2030 (F)(J)	150	147
Mavenir Systems, Inc., Initial Term Loan 2nd Lien
12.000%, 07/29/2030 (D)	2,219	2,219
Max US Bidco Inc., Initial Term Loan, 1st Lien
8.700%, CME Term SOFR + 5.000%, 10/02/2030 (F)(J)	1	1
McAfee Corp., Second Amendment Tranche B-1 Term Loan, 1st Lien
6.620%, CME Term SOFR + 3.000%, 03/01/2029 (F)	1,160	1,052
MI Windows and Doors, LLC, Term B-3 Loan, 1st Lien
6.370%, CME Term SOFR + 2.750%, 03/28/2031 (F)	195	190
Mitnick Corporate Purchaser, Inc., Initial Term Loan, 1st Lien
8.513%, CME Term SOFR + 4.750%, 05/02/2029 (F)(J)	310	109
Mln US Holdco LLC, Tranche A-2 Term Loan
5.608%, 01/24/2029	27	9
Mountaineer Merger Corporation, 1st Lien
0.000%, 06/30/2026 (E)	388	388
Mountaineer Merger Corporation, Initial Term Loan
11.700%, 06/16/2030 (D)	2,042	2,042
Multi-Color Corporation, Initial Dollar Term Loan, 1st Lien
0.000%, CME Term SOFR + 2.375%, 05/11/2033 (F)	2,641	2,251
Multi-Color Corporation, Interim New Money Dollar Term Loan Retired 05/11/2026, 1st Lien
10.461%, CME Term SOFR + 6.750%, 12/02/2026 (F)(J)	170	169
Naked Juice LLC, Initial Second Out Term Loan, 1st Lien
7.050%, CME Term SOFR + 3.250%, 01/24/2029 (F)(J)	7,001	4,646

SEI Institutional Investments Trust	249

SCHEDULE OF INVESTMENTS

May 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
NAPA Management Services Corporation, Initial Term Loan, 1st Lien
8.970%, CME Term SOFR + 5.250%, 02/23/2029 (F)(J)	$3,076	$1,976
Neon Maple Purchaser Inc., First Amendment Tranche B-1 Term Loan, 1st Lien
6.120%, CME Term SOFR + 2.500%, 11/17/2031 (F)	497	494
NEP Group, Inc., 2025 Dollar Term Loan, 1st Lien
8.120%, CME Term SOFR + 4.500%, 10/17/2031 (F)	2,518	2,308
New Fortress Energy Inc, Second Amendment Incremental Term Loan
9.238%, CME Term SOFR + 5.500%, 04/20/2028 (F)(J)	1,620	1,052
Nfe Brazil 4/26, 1st Lien
10.000%, 05/11/2033	61	61
Obra Capital, Inc., Initial Term Loan 1st Lien
11.708%, 07/29/2030 (D)	1,739	1,703
OID-OL Intermediate I, LLC, Initial Second Out Term Loan, 1st Lien
8.063%, CME Term SOFR + 4.250%, 02/01/2029 (F)(J)	5,218	3,272
Osmosis Buyer Limited, 2026 Refinancing Term B Loan, 1st Lien
6.164%, CME Term SOFR + 2.500%, 07/31/2028 (F)	1,601	1,602
Parexel International, Inc., Seventh Amendment Term Loan, 1st Lien
6.120%, CME Term SOFR + 2.500%, 12/12/2031 (F)	306	307
Pasadena Performance Products, LLC, 2025-1 Repricing Term Loan, 1st Lien
6.950%, CME Term SOFR + 3.250%, 02/27/2032 (F)	1,434	1,434
Peraton Corp., Term B Loan, 1st Lien
7.513%, CME Term SOFR + 3.750%, 02/01/2028 (F)	1,414	1,256
Petco Health and Wellness Company, Inc., 2026 Term Loan, 1st Lien
7.950%, CME Term SOFR + 4.250%, 02/03/2031 (F)	389	379
PetSmart LLC, Initial Term Loan, 1st Lien
7.584%, CME Term SOFR + 4.000%, 08/18/2032 (F)	159	158
Pluto Acquisition I, Inc., Tranche B Term Loan, 1st Lien
7.648%, CME Term SOFR + 4.000%, 09/20/2028 (F)	5,820	5,140
Premier Brands Group Holdings LLC, Term B-1 Loan
12.108%, 03/01/2029 (C)(D)	1,295	1,295
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Pretium PKG Holdings, Inc., Second-Out Term Loan, 1st Lien
9.417%, CME Term SOFR + 5.750%, 03/01/2032 (F)	$1,984	$1,685
Pye-Barker Fire & Safety, LLC, Closing Date Term Loan, 1st Lien
6.163%, CME Term SOFR + 2.500%, 12/16/2032 (F)	796	797
Pye-Barker Fire & Safety, LLC, Initial Delayed Draw Term Loan, 1st Lien
6.163%, CME Term SOFR + 2.500%, 12/16/2032 (F)	19	19
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1st Lien
5.870%, CME Term SOFR + 2.250%, 02/10/2032 (F)	520	520
QXO Building Products, Inc., 2025 Refinancing Term B Loan, 1st Lien
5.620%, CME Term SOFR + 2.000%, 04/30/2032 (F)	57	57
Raven Acquisition Holdings, LLC, Initial Term Loan, 1st Lien
6.620%, CME Term SOFR + 3.000%, 11/19/2031 (F)	242	240
Rocket Software, Inc., Extended Dollar Term Loan, 1st Lien
7.370%, CME Term SOFR + 3.750%, 11/28/2028 (F)	299	291
Route 66 Development Authority, 1st Lien
12.620%, 11/25/2031 (D)	1,994	2,034
SCIH Salt Holdings Inc., Term B-1 Loan, 1st Lien
6.350%, CME Term SOFR + 2.750%, 01/31/2029 (F)	228	228
Serta Simmons Bedding, LLC, Initial Term Loan
11.314%, CME Term SOFR + 7.500%, 10/01/2027 (F)	84	79
Shutterfly Finance, LLC, Term B Loan, 2nd Lien
8.663%, CME Term SOFR + 5.000%, 10/01/2027 (F)	306	304
Sinclair Television Group, Inc., Term B-6 Loan, 1st Lien
7.035%, CME Term SOFR + 3.300%, 12/31/2029 (F)	1,446	1,306
Spanish Broadcasting Dip Fixed 975 12/31/2026, Interim Dip Loan
9.750%, 11/17/2031 (C)(J)	164	155
Specialty Building Products Holdings, LLC, Initial Term Loan, 1st Lien
7.470%, CME Term SOFR + 3.750%, 10/16/2028 (F)	425	379

250	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Spectrum Group Buyer, Inc., Initial Term Loan
10.163%, 05/02/2029	$1,861	$1,742
Spirit Airlines, LLC, Dip Contingent Initial Term
0.000%, 07/14/2026 (C)(E)	1,159	12
Spirit Airlines, LLC, Dip Roll Up Tl
0.000%, 07/14/2026 (C)(E)	3,803	1,141
Spirit Airlines, LLC, Initial Draw New Money Term Loan, 1st Lien
11.625%, CME Term SOFR + 8.000%, 07/14/2026 (C)(F)	703	633
Spirit Airlines, LLC, Second Draw New Money Term Loan, 1st Lien
11.625%, CME Term SOFR + 8.000%, 07/14/2026 (C)(F)	174	157
Spirit Airlines, LLC, Third New Money Term Loans, 1st Lien
11.625%, CME Term SOFR + 8.000%, 07/14/2026 (C)(F)	344	310
Star Parent, Inc., Term Loan B, 1st Lien
7.700%, CME Term SOFR + 4.000%, 09/27/2030 (F)	172	172
Station Casinos LLC, Term B Facility, 1st Lien
5.620%, CME Term SOFR + 2.250%, 03/14/2031 (F)	152	152
Tacora (Add On), *
13.000%, 12/31/2026	112	112
Telenet Financing USD LLC, Term Loan AR Facility, 1st Lien
5.742%, CME Term SOFR + 2.000%, 04/28/2028 (F)	2,054	2,036
TransDigm Inc., Tranche M Term Loan, 1st Lien
6.120%, CME Term SOFR + 2.500%, 08/19/2032 (F)	254	254
Travelport Finance (Luxembourg) S.a r.l., Term Loans, 1st Lien
10.953%, CME Term SOFR + 7.000%, 09/29/2028 (F)	2,463	1,830
Tronox Finance LLC, 2024-B Term Loan, 1st Lien
6.200%, CME Term SOFR + 2.500%, 09/30/2031 (F)(J)	2,563	2,151
TRQ Sales LLC, Initial Term Loan, 1st Lien
6.951%, CME Term SOFR + 3.250%, 12/30/2032 (F)	1,641	1,600
U.S. Renal Care, Inc., Closing Date Term Loan, 1st Lien
8.735%, CME Term SOFR + 5.000%, 06/28/2028 (F)	414	405
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
UKG Inc., 2024 Refinancing Term Loan, 1st Lien
5.913%, CME Term SOFR + 2.250%, 02/10/2031 (F)	$153	$147
Vaco Holdings, LLC, Initial Term Loan, 1st Lien
8.850%, CME Term SOFR + 5.000%, 01/22/2029 (F)(J)	2,615	2,070
Varsity Brands, Inc., 2025-2 Replacement Term Loan, 1st Lien
6.450%, CME Term SOFR + 2.750%, 08/26/2031 (F)	684	685
Venator 1/24 First-Out, 1st Lien
10.750%, 10/12/2028	181	145
Venator 10/23, 1st Lien
10.750%, 11/28/2028	383	32
Venator 12/24 First Out TLB, 1st Lien
10.750%, 05/01/2029	182	145
VeriFone Systems, Inc., 2025-1 Term Loan, 1st Lien
9.175%, CME Term SOFR + 5.250%, 08/18/2028 (F)	2,141	2,019
VistaJet Malta Finance P.L.C. (Vista Management Holding, Inc.), Initial Term Loan, 1st Lien
7.442%, CME Term SOFR + 3.750%, 04/01/2031 (F)	344	341
Wellful Inc., Tranche A Term Loan, 1st Lien
8.961%, CME Term SOFR + 5.000%, 04/19/2030 (F)	1,922	1,918
Wellful Inc., Tranche B Term Loan, 1st Lien
10.211%, CME Term SOFR + 6.250%, 10/19/2030 (F)(J)	4,458	4,021
White Cap Supply Holdings, LLC, Tranche C Term Loan, 1st Lien
6.870%, CME Term SOFR + 3.250%, 10/19/2029 (F)	759	753
Xplore Inc., Initial Term Loan 1st Lien
5.235%, 06/18/2029	414	372
Xplore Inc., Second Out Term Loan 1st Lien
6.000%, 10/24/2029	1,334	887

Total Loan Participations
(Cost $141,301) ($ Thousands)		127,644

	Shares
COMMON STOCK — 1.8%
21st Century Oncology *(D)	22,017	348
Air Methods *(C)(D)	3,394	743
Altice France *	9,967	200
Altice Luxembourg *	949	12
Arctic Canadian Diamond Co. *(D)	1,633	70
Ardagh *	314,398	2,110

SEI Institutional Investments Trust	251

SCHEDULE OF INVESTMENTS

May 31, 2026

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Audacy *	11,563	$27
Avaya Inc. *(C)(D)	194,311	2,808
Burgundy Diamond Mines *(C)	2,701,454	33
Carestream Health Holdings Inc *(D)	123,791	1,316
CHC Group LLC *	1,444	—
Clear Channel Outdoor Holdings Inc, Cl A *	66,059	159
Cornerstone Chemical Co *(D)	269,066	3,822
EchoStar Corp, Cl A *	53,357	6,893
Endo Trust *(D)	45,274	26
Envision Healthcare *	258,960	4,915
Enviva Inc. *	236,520	4,695
ESC NMG Parent LLC *(D)	9,899	5
Guitar Center *(C)(D)	24,502	2,042
Gulfport Energy Corp *	875	148
Gymboree Corp *(C)(D)	18,542	—
Gymboree Holding Corp *(C)(D)	52,848	—
iHeartMedia Inc, Cl A *	14,876	64
Incora Intermediate LLC *(C)(D)	13,335	163
Incora Top Holdco LLC *(D)	368	11
Intelsat Emergene SA	45,143	669
Labels Buyer LLC	1,845	172
Lannett *(D)	142,313	1,713
Lifescan *(C)	25,150	736
Mallinckrodt *	26,354	1,263
Medical Card Systems *(D)	395,653	124
Mitel *(D)	873	—
Mountaineer Merger Corp *(D)	2,885,885	—
MYT Holding LLC *(D)	461,765	115
Neiman Marcus Group *(C)	1,051	1
Nine West *(C)(D)	163,718	235
Pretium PKG Holdings, Inc	27,739	518
SandRidge Energy Inc	232	3
Serta Simmons Bedding LLC *	20,716	165
Spirit Airlines *(C)	20,357	3
Spirit Aviation Holdings *(C)	91,992	1
SSB Equipment Company *(C)(D)	20,716	—
Venator Materials *	696	7
VICI Properties Inc, Cl A ‡	36,060	1,018
Xplore Inc *(D)	80,882	929

Total Common Stock
(Cost $35,140) ($ Thousands)		38,282

	Face Amount (Thousands)
CONVERTIBLE BONDS — 1.2%
Bloom Energy
0.000%, 11/15/2030(A)(I)	$730	1,269
Cipher Digital
0.000%, 10/01/2031(A)(I)	472	802
Crescent Energy
2.750%, 03/15/2031(A)	957	1,016
Finance of America Funding LLC
10.000%, 11/30/2029(A)	2,402	2,592
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
Haemonetics
2.500%, 06/01/2029	$1,727	$1,707
Integer Holdings
1.875%, 03/15/2030	2,791	2,652
IREN
1.000%, 12/01/2033(A)	1,023	1,118
Lantheus Holdings
2.625%, 12/15/2027	1,705	2,314
Liberty Interactive LLC
4.000%, 11/15/2029(B)(C)	380	19
3.750%, 02/15/2030(B)(C)	4,183	209
Lucid Group
1.250%, 12/15/2026(A)	1,405	1,335
Lumentum Holdings
0.375%, 03/15/2032(A)	284	1,311
Mavenir
0.000%, 12/31/2026(D)(E)	1,772	3,927
Mirion Technologies
0.000%, 10/01/2031(A)(I)	938	894
Nebius Group
2.625%, 03/15/2033(A)	751	1,170
North Sea Natural Resources
0.000%, 01/23/2028(D)(E)	889	–
0.000%, 01/23/2028(D)(E)	118	–
0.000%, 01/23/2028(D)(E)	47	–
Northern Oil & Gas
3.625%, 04/15/2029	950	941
Rite Aid
0.000%, 12/31/2049(C)(D)(E)	451	–
Silver Airways LLC
16.000%, 12/31/2027(B)(D)	6,774	–
16.000%, 01/07/2028(B)(D)	892	–
16.000%, 01/07/2028(B)(D)	2,022	–
Tacora
13.000%, 09/19/2031(D)	100	100
Terawulf
0.000%, 05/01/2032(A)(I)	1,173	1,788
Total Convertible Bonds
(Cost $35,673) ($ Thousands)		25,164

	Shares
PREFERRED STOCK — 0.5%
FHLMC, 4.855%, TSFR3M + 0.262% *(F)(G)	29,819	423
FNMA, 8.250% *(F)(G)	130,055	1,723
Guitar Center Inc, 0.000% *(C)(D)(E)(G)	782	38
Mountaineer Merger Corp, 0.000% *(D)(E)(G)	3,206,650	946
MYT Holding LLC, 10.000% (G)	516,164	650
Syniverse, 0.000% *(C)(D)(E)(G)	6,979,512	6,290

Total Preferred Stock
(Cost $11,707) ($ Thousands)		10,070

252	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills
3.642%, 10/08/2026 (K)	$2,800	$2,764
3.589%, 02/18/2027 (K)(L)	400	389
U.S. Treasury Notes
4.250%, 05/15/2035	1,400	1,384
4.125%, 04/30/2033	1,480	1,466
4.000%, 04/30/2032	1,480	1,464
3.875%, 04/30/2030	1,390	1,379

Total U.S. Treasury Obligations
(Cost $8,815) ($ Thousands)		8,846

	Number of Warrants
WARRANTS — 0.2%
Air Methods
Strike Price $– *‡‡(C)(D)	29,827	4,107
Audacy
Strike Price $– *‡‡	20,176	4
Guitar Center Tranche I, Expires 12/22/2070
Strike Price $100.00 *(C)(D)	5,960	196
Guitar Center Tranche II, Expires 12/22/2070
Strike Price $160.00 *(C)(D)	6,486	63
Guitar Center Tranche III, Expires 12/22/2070
Strike Price $100.00 *(C)(D)	526	5
Labels Buyer LLC
Strike Price $– *‡‡	878	5
Mavenir
Strike Price $– *‡‡(D)	693	–
Silver Airways
Strike Price $– *‡‡(D)	3	–
Tacora
Strike Price $– *‡‡(D)	37,256	29
Total Warrants
(Cost $1,143) ($ Thousands)		4,409

	Shares
CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Government Fund, Institutional Class
3.490%**†	73,988,743	73,989
Total Cash Equivalent
(Cost $73,989) ($ Thousands)		73,989
Total Investments in Securities — 99.8%
(Cost $2,073,422) ($ Thousands)		$2,103,609

SEI Institutional Investments Trust	253

SCHEDULE OF INVESTMENTS

May 31, 2026

High Yield Bond Fund (Continued)

A list of the open futures contracts held by the Fund at May 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Long Contracts
U.S. 5-Year Treasury Notes	9	Sep-2026	$965	$965	$–
U.S. Long Treasury Bonds	18	Sep-2026	2,008	2,020	12
U.S. Ultra Long Treasury Bonds	3	Sep-2026	341	343	2
Ultra 10-Year U.S. Treasury Notes	32	Sep-2026	3,578	3,587	9
			6,892	6,915	23
Short Contracts
U.S. 2-Year Treasury Notes	(55)	Sep-2026	$(11,350)	$(11,361)	$(11)
U.S. 10-Year Treasury Notes	(33)	Sep-2026	(3,615)	(3,625)	(10)
			(14,965)	(14,986)	(21)
			$(8,073)	$(8,071)	$2

A list of the open forward foreign currency contracts held by the Fund at May 31, 2026, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	07/16/26	CAD	1,280	USD	931	$(1)

Percentages are based on Net Assets of $2,107,747 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2026.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2026, the value of these securities amounted to $1,576,425 ($ Thousands), representing 74.8% of the Net Assets of the Fund.
(B)	Security is in default on interest payment.
(C)	Security considered restricted, excluding 144A. The total market value of such securities as of May 31, 2026 was $51,963 ($ Thousands) and represented 2.5% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	No interest rate available.
(F)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(G)	Perpetual security with no stated maturity date.
(H)	No maturity date available.
(I)	Zero coupon security.
(J)	Unsettled bank loan. Interest rate may not be available.
(K)	Interest rate represents the security's effective yield at the time of purchase.
(L)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of May 31, 2026 was $292 ($ Thousands).

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	1,637,489	9,903	1,647,392
Asset-Backed Securities	–	27,326	140,487	167,813
Loan Participations	–	113,722	13,922	127,644
Common Stock	8,339	15,473	14,470	38,282
Convertible Bonds	–	21,137	4,027	25,164
Preferred Stock	2,146	650	7,274	10,070
U.S. Treasury Obligations	–	8,846	–	8,846
Warrants	–	9	4,400	4,409
Cash Equivalent	73,989	–	–	73,989
Total Investments in Securities	84,474	1,824,652	194,483	2,103,609

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	23	–	–	23
Unrealized Depreciation	(21)	–	–	(21)
Forward Contracts*
Unrealized Depreciation	–	(1)	–	(1)
Total Other Financial Instruments	2	(1)	–	1

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

254	SEI Institutional Investments Trust

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Asset-Backed Securities	Investments in Loan Participations	Investments in Common Stock	Investments in Convertible Bonds	Investments in Preferred Stock	Investments in Warrants
Balance as of May 31, 2025	$9,991	$137,604	$22,771	$16,837	$199	$6,361	$2,523
Accrued discounts/premiums	(56)	—	(534)	—	6	—	—
Realized gain/(loss)	(1,618)	9,964	(3,651)	(8,822)	9	(508)	—
Change in unrealized appreciation/ (depreciation)	(1,298)	(31,270)	(1,499)	8,255	(308)	(142)	1,877
Purchases	729	53,591	2,691	—	4,018	750	—
Sales	(9)	(37,679)	(9,812)	(183)	(9)	(133)	—
Net transfer into Level 3	2,164	8,277	4,681	33	112	946	—
Net transfer out of Level 3	—	—	(725)	(1,650)	—	—	—
Ending Balance as of May 31, 20261)	$9,903	$140,487	$13,922	$14,470	$4,027	$7,274	$4,400
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(3,825)	$(12,373)	$(3,882)	$(2,656)	$(197)	$(1,120)	$1,877

(1)	Of the $194,483 ($ Thousands) in Level 3 securities as of May 31, 2026, $51,903,($ thousand) or 2.5% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

SEI Institutional Investments Trust	255

SCHEDULE OF INVESTMENTS

May 31, 2026

High Yield Bond Fund (Continued)

Category	Market Value at May 31, 2026 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)	Impact to valuation from an increase in input
Corporate Obligation	$12,065	Market Approach	Revenue	$587.1m	Increase
			Revenue Multiple	0.75x - 0.95x / 0.85x
		Income Approach	EBITDA	$89m	Would remain flat. It's already marked at par
			EBITDA multiple	5.50x - 6.50x / 6.00x
			Weighted Average Cost of Capital	10.00% - 12.00% / 11.00%
		Enterprise Valuation Approach	Revenue	CAD 155.725m	Increase
			Multiple	2.25x - 2.75x / 2.50x
		Comparable multiple analysis using an average of EBITDA mutliples of publicly-traded peers discounted to reflect incremental risk in the appeal of the litigation; bond value based on equity value as if bonds were converted)	None	N/A	N/A
Loan Participations	12,789	Cost	None	N/A	N/A
		Comparable multiple analysis using an average forward EBITDA multiple of publicly traded peers, discounted to account for smaller scale of operations ownership	None	N/A	N/A
		Enterprise Valuation Approach	Revenue	118.4m	Increase
			Multiple	1.15x - 1.35x / 1.25x
		Discounted cash flow model	Implied credit spread	7.80% - 8.80% / 8.30%	Decrease
		Market Approach	EBITDA	$22.7m - $50.1m / $36.4m	Would remain flat. It's already marked at par
			EBITDA multiple	5.0x-10.0x / 7.5x
		Market Approach	EBITDA	$22.7m - $50.1m / $36.4m	Would remain flat. It's already marked at par
			EBITDA multiple	5.0x-10.0x / 7.5x
		Weighted valuation techniques	Revenues	253.3m	Would remain flat. It's already marked at par
			Multiple Range	0.25x - 0.30x / 0.275x
			Weighted Average Cost of Capital	13.00%-15.00% / 14.00%
			Valuation case probability weighting	15.00%-85.00% / 50.00%
		Enterprise Valuation Approach	EBITDA	$110m	Would remain flat. It's already marked at par
			EBITDA multiple	5.75x - 6.75x / 6.25x
		Discounted cash flow model	Implied credit spread	7.70% - 8.70% / 8.20%	Decrease
		Discounted cash flow model	Implied credit spread	8.17% - 9.17% / 8.67%	Would either decrease or remain flat, depending on how much the spread increases
		Market Approach	EBITDA	$119m	Would remain flat. It's already marked at par
			EBITDA multiple	5.00x
Common Stock	11,372	Market Approach	EBITDA Multiple	6.0x	Increase
		Estimated recovery model	Trapped Cash at SPV	$1.76m	Increase

		Weighted valuation techniques	EBITDA	$37.0m	Increase
			EBITDA multiple	5.00x - 7.00x / 6.00x
			Valuation case probability weighting	50.00%
		Income Approach	EBITDA	$89m	Increase
			EBITDA multiple	5.50x - 6.50x / 6.00x
			Weighted Average Cost of Capital	10.00% - 12.00% / 11.00%
		Weighted valuation techniques	EBITDA	$139.5m - 185.4m / $162.45m	Increase
			EBITDA multiple	5.25x - 8.50x / 6.875x
			Weighted Average Cost of Capital	15.00%
			Valuation case probability weighting	50.00%
		Weighted valuation techniques	Revenues	253.3m	Increase
			Multiple Range	0.25x - 0.30x / 0.275x
			Weighted Average Cost of Capital	13.00%-15.00% / 14.00%
			Valuation case probability weighting	15.00%-85.00% / 50.00%
		Estimated recovery Model	Estimated Excess RBC	$13.7m	Increase
			Estimated Indemnity escrow	$24.5m
			Discount Rate	45.00%
		Market Approach	EBITDA	CAD 123.2m	Increase
			Multiple	9.25x - 11.25x / 10.25%
		Comparable multiple analysis using an average of EBITDA mutliples of publicly-traded peers (for equity received in exchange of 2024/27 notes)	None	N/A	N/A
		Comparable multiple analysis using an average of EBITDA mutliples of publicly-traded peers discounted to reflect incremental risk in the appeal of the litigation (for equity received in exchange of the 2026 notes)	None	N/A	N/A

256	SEI Institutional Investments Trust

Category	Market Value at May 31, 2026 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)	Impact to valuation from an increase in input
		Comparable multiple analysis using an average forward EBITDA multiple of publicly traded peers, discounted to account for smaller scale of operations ownership	None	N/A	N/A
Convertible Bond	4,027	Enterprise Valuation Approach	EBITDA	$110m	Increase
			EBITDA multiple	5.75x - 6.75x / 6.25x
		Market Approach	EBITDA	$119m	Would remain flat. It's already marked at par
			EBITDA multiple	5.00x
Preferred Stock	7,250	Market Approach	EBITDA	$22.7m - $50.1m / $36.4m	Increase
			EBITDA multiple	5.0x-10.0x / 7.5x
		Weighted valuation techniques	EBITDA	$139.5m - 185.4m / $162.45m	Increase
			EBITDA multiple	5.25x - 8.50x / 6.875x
			Weighted Average Cost of Capital	15.00%
			Valuation case probability weighting	50.00%
		Discounted cash flow model	Implied total yield	13.03% - 15.03% / 14.03%	Decrease
Warrants	4,400	Black-Scholes Model	Volatility	40.00%	Increase
			Risk-free rate	3.71%	Increase
			Share Price	$219.04	Increase
		Black-Scholes Model	Volatility	40.00%	Increase
			Risk-free rate	3.71%	Increase
			Share Price	$219.04	Increase
		Market Approach	EBITDA Multiple	6.0x	Increase
		Market Approach	EBITDA Multiple	6.0x	Increase
		Market Approach	EBITDA	$119m	Increase
			EBITDA multiple	5.00x
		Weighted valuation techniques	EBITDA	$139.5m - 185.4m / $162.45m	Increase
			EBITDA multiple	5.25x - 8.50x / 6.875x
			Weighted Average Cost of Capital	15.00%
			Valuation case probability weighting	50.00%
		Weighted valuation techniques	EBITDA	$139.5m - 185.4m / $162.45m	Increase
			EBITDA multiple	5.25x - 8.50x / 6.875x
			Weighted Average Cost of Capital	15.00%
			Valuation case probability weighting	50.00%
		Weighted valuation techniques	EBITDA	$139.5m - 185.4m / $162.45m	Increase
			EBITDA multiple	5.25x - 8.50x / 6.875x
			Weighted Average Cost of Capital	15.00%
			Valuation case probability weighting	50.00%
Total	$51,903

For the year ended May 31, 2026, transfers in or out of Level 3 were due to the availability or lack of availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$46,231	$919,718	$(891,960)	$—	$—	$73,989	$2,478	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

A list of the restricted securities, excluding 144a, held by the Fund at May 31, 2026, is as follows:

Description	Face Amount ($ Thousands)/ Shares/ Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
Baffinland Iron Mines	$4,860	06/25/2018	$4,828	$2,785
Beasley Mezzanine Holdings LLC	2,300	05/15/2026	1,631	1,610
Expand Energy	5,865	12/02/2024	–	–
Expand Energy	180	11/22/2024	–	–
Hertz (Escrow Security)	2,708	07/23/2021	–	–
Incora Intermediate II	302	03/24/2025	551	148
Liberty Interactive LLC	275	02/29/2024	188	16
Liberty Interactive LLC	4,690	04/29/2009	3,434	264

SEI Institutional Investments Trust	257

SCHEDULE OF INVESTMENTS

May 31, 2026

High Yield Bond Fund (Concluded)

Description	Face Amount ($ Thousands)/ Shares/ Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Long Ridge Energy LLC	$1,760	02/11/2025	$1,793	$1,829
Monitronics International (Escrow Security)	10,706	09/06/2019	–	–
Mountain Province Diamonds, Inc.	2,609	12/16/2022	2,581	1,982
Neiman Marcus Group (Escrow Security)	2,835	10/14/2025	–	–
Northwest Acquisitions ULC	3,290	10/02/2019	2,312	–
Spanish Broadcasting System	4,965	02/16/2021	4,965	2,979
Univision Communications	2,636	07/16/2025	2,692	2,699
Univision Communications	380	05/10/2021	380	361
Yum! Brands	485	03/25/2022	488	484
Yum! Brands	1,840	10/28/2015	1,698	2,021
ZipRecruiter	3,270	01/10/2022	3,039	2,257
Loan Participations
Avaya Inc., Initial Term Loan, 1st Lien	4,327	04/27/2023	4,124	3,724
Century Casinos, Inc., Term B Facility Loan, 1st Lien	2,280	11/06/2025	1,802	1,472
Lfsn Holdco I LLC, Initial Term Loan	4,008	12/29/2025	4,008	3,993
Libbey Glass LLC, 2022 Incremental Term Loan, 1st Lien	2,558	07/20/2023	2,517	1,944
Premier Brands Group Holdings LLC, Term B-1 Loan	1,295	04/01/2025	1,295	1,295
Spanish Broadcasting Dip Fixed 975 12/31/2026, Interim Dip Loan	164	05/15/2026	153	155
Spirit Airlines, LLC, Dip Contingent Initial Term	1,159	01/14/2026	868	12
Spirit Airlines, LLC, Dip Roll Up Tl	3,803	01/14/2026	3,410	1,141
Spirit Airlines, LLC, Initial Draw New Money Term Loan, 1st Lien	703	10/30/2025	686	633
Spirit Airlines, LLC, Second Draw New Money Term Loan, 1st Lien	174	11/14/2025	170	157
Spirit Airlines, LLC, Third New Money Term Loans, 1st Lien	344	12/23/2025	330	310
Common Stock
Air Methods	3,394	01/08/2024	76	743
Avaya Inc.	194,311	05/05/2023	2,876	2,808
Burgundy Diamond Mines	2,701,454	07/21/2023	450	33
Guitar Center	24,502	01/08/2021	3,105	2,042
Gymboree Corp	18,542	10/10/2017	232	–
Gymboree Holding Corp	52,848	10/10/2017	958	–
Incora Intermediate LLC	13,335	03/24/2025	42	163
Lifescan	25,150	12/29/2025	447	736
Neiman Marcus Group	1,051	12/26/2025	–	1
Nine West	163,718	05/20/2019	3,479	235
Spirit Airlines	20,357	03/27/2025	224	3
Spirit Aviation Holdings	91,992	03/26/2025	1,284	1
SSB Equipment Company	20,716	09/22/2023	103	–
Convertible Bond
Liberty Interactive LLC	4,563	07/31/2009	2,657	228
Rite Aid	451	09/27/2024	272	–
Preferred Stock
Guitar Center Inc	782	01/08/2021	74	38
Syniverse	6,979,512	05/13/2022	6,894	6,290
Warrants
Air Methods	21,323	01/08/2024	286	2,244
Guitar Center Tranche I	5,960	01/08/2021	327	196
Guitar Center Tranche II	6,486	01/08/2021	233	63
Guitar Center Tranche III	526	01/08/2021	19	5
Warrants
Air Methods	8,504	03/27/2024	198	1,863
			$74,179	$51,963

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

258	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2026

Long Duration Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 63.4%
Communication Services — 8.2%
Alphabet
5.700%, 11/15/2075	$762	$745
5.650%, 02/15/2056	1,055	1,049
5.500%, 02/15/2046	425	421
5.450%, 11/15/2055	1,580	1,526
5.350%, 11/15/2045	1,825	1,782
5.300%, 05/15/2065	661	612
5.250%, 05/15/2055	320	301
AT&T
6.200%, 10/30/2056	1,290	1,298
6.000%, 04/30/2056	245	240
5.700%, 11/01/2054	310	292
5.550%, 11/01/2045	1,565	1,488
3.800%, 12/01/2057	5,755	3,910
3.650%, 06/01/2051	260	180
3.650%, 09/15/2059	2,627	1,715
3.550%, 09/15/2055	2,805	1,834
3.500%, 09/15/2053	2,266	1,499
Beignet Investor LLC
6.581%, 05/30/2049 (A)	828	854
Charter Communications Operating LLC
3.950%, 06/30/2062	482	283
Charter Communications Operating LLC / Charter Communications Operating Capital
6.484%, 10/23/2045	1,098	1,015
5.750%, 04/01/2048	1,451	1,221
5.500%, 04/01/2063	100	77
5.375%, 05/01/2047	949	765
5.250%, 04/01/2053	50	39
5.125%, 07/01/2049	260	200
4.800%, 03/01/2050	570	423
3.900%, 06/01/2052	1,095	696
3.850%, 04/01/2061	1,100	640
3.700%, 04/01/2051	250	154
Comcast
5.350%, 05/15/2053	145	128
4.049%, 11/01/2052	385	277
3.999%, 11/01/2049	295	216
3.969%, 11/01/2047	1,093	810
3.450%, 02/01/2050	445	295
2.987%, 11/01/2063	1,538	825
2.937%, 11/01/2056	7,588	4,256
2.887%, 11/01/2051	489	285
2.800%, 01/15/2051	35	20
COX Communications
4.500%, 06/30/2043 (A)	427	323
Fox
5.576%, 01/25/2049	95	90
HUT 8 DC LLC
6.192%, 11/15/2042 (A)	518	524
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Meta Platforms
6.450%, 05/15/2066	$1,225	$1,235
6.300%, 05/15/2056	1,864	1,881
6.200%, 05/15/2046	1,270	1,284
5.750%, 11/15/2065	5	4
5.625%, 11/15/2055	1,468	1,354
5.600%, 05/15/2053	375	347
5.550%, 08/15/2064	1,320	1,174
5.500%, 11/15/2045	1,693	1,589
5.400%, 08/15/2054	1,145	1,025
4.450%, 08/15/2052	465	365
Time Warner Cable LLC
7.300%, 07/01/2038	260	271
6.750%, 06/15/2039	305	303
6.550%, 05/01/2037	45	45
5.875%, 11/15/2040	320	288
5.500%, 09/01/2041	270	233
4.500%, 09/15/2042	1,061	802
T-Mobile USA
6.000%, 06/15/2054	140	140
5.750%, 01/15/2054	732	709
5.700%, 01/15/2056	370	355
5.650%, 01/15/2053	536	511
4.375%, 04/15/2040	290	257
3.600%, 11/15/2060	515	341
3.400%, 10/15/2052	2,803	1,866
3.000%, 02/15/2041	1,475	1,096
Verizon Communications
6.200%, H15T5Y + 2.042%, 05/14/2056 (B)	1,195	1,213
5.875%, 11/30/2055	1,629	1,603
5.750%, 11/30/2045	140	138
4.522%, 09/15/2048	450	375
3.550%, 03/22/2051	678	477
3.400%, 03/22/2041	3,910	3,038
2.987%, 10/30/2056	2,690	1,599
2.650%, 11/20/2040	1,300	928
Vodafone Group PLC
5.875%, 06/28/2064	235	226
5.750%, 06/28/2054	795	761
5.625%, 02/10/2053	560	530
Walt Disney
3.600%, 01/13/2051	975	715
2.750%, 09/01/2049	1,085	678
		63,064
Consumer Discretionary — 3.1%
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	250	207
Amazon.com
6.050%, 03/13/2076	381	384
5.950%, 03/13/2066	1,325	1,335
5.800%, 03/13/2056	3,060	3,063

SEI Institutional Investments Trust	259

SCHEDULE OF INVESTMENTS

May 31, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.650%, 03/13/2046	$1,080	$1,079
5.550%, 11/20/2065	545	517
5.450%, 11/20/2055	590	563
4.050%, 08/22/2047	1,261	1,015
3.100%, 05/12/2051	1,160	763
2.875%, 05/12/2041	342	255
2.700%, 06/03/2060	720	398
2.500%, 06/03/2050	810	476
General Motors
6.600%, 04/01/2036	335	361
6.250%, 10/02/2043	170	171
General Motors Financial
6.100%, 01/07/2034	40	42
5.450%, 01/08/2036	270	269
Home Depot
5.300%, 06/25/2054	2,060	1,943
4.400%, 03/15/2045	385	329
4.250%, 04/01/2046	1,210	1,010
3.900%, 06/15/2047	702	548
3.625%, 04/15/2052	20	15
3.350%, 04/15/2050	335	233
3.125%, 12/15/2049	315	211
2.375%, 03/15/2051	75	42
Lowe's
5.800%, 09/15/2062	1,040	1,011
5.625%, 04/15/2053	780	750
4.250%, 04/01/2052	1,290	1,009
3.000%, 10/15/2050	1,150	724
Massachusetts Institute of Technology
5.618%, 06/01/2055	365	372
McDonald's
5.450%, 08/14/2053	55	53
McDonald's MTN
4.450%, 03/01/2047	1,735	1,464
3.625%, 09/01/2049	1,050	764
O'Reilly Automotive
5.100%, 03/12/2036	155	153
Royal Caribbean Cruises
5.375%, 01/15/2036	770	766
5.250%, 02/27/2038	295	286
Starbucks
4.450%, 08/15/2049	400	330
3.350%, 03/12/2050	560	383
University of Southern California
3.028%, 10/01/2039	225	180
Volkswagen Group of America Finance LLC
5.800%, 03/27/2035 (A)	475	482
		23,956
Consumer Staples — 2.8%
Altria Group
3.875%, 09/16/2046	315	235
3.700%, 02/04/2051	290	201
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	$5,088	$4,653
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	1,381	1,361
4.439%, 10/06/2048	602	511
Bacardi
5.300%, 05/15/2048 (A)	400	353
BAT Capital
7.079%, 08/02/2043	170	189
5.650%, 03/16/2052	495	467
4.540%, 08/15/2047	999	823
4.390%, 08/15/2037	1,025	938
City of Hope
4.378%, 08/15/2048	650	525
Coca-Cola
5.400%, 05/13/2064	530	511
5.200%, 01/14/2055	615	585
Dollar Tree
3.375%, 12/01/2051	165	110
JBS
6.400%, 05/10/2057 (A)	849	844
6.250%, 03/01/2056	25	25
4.375%, 02/02/2052	720	544
JBS NV
6.500%, 12/01/2052	1,400	1,415
JBS USA Holding Lux SARL
7.250%, 11/15/2053	445	487
Kenvue
5.100%, 03/22/2043	75	71
5.050%, 03/22/2053	325	297
Keurig Dr Pepper
4.500%, 04/15/2052	30	24
3.800%, 05/01/2050	100	71
Kraft Heinz Foods
5.200%, 07/15/2045	5	5
Kroger
5.650%, 09/15/2064	250	235
4.450%, 02/01/2047	746	617
3.875%, 10/15/2046	400	306
Mars
5.800%, 05/01/2065 (A)	740	735
5.700%, 05/01/2055 (A)	347	342
5.650%, 05/01/2045 (A)	420	416
New York and Presbyterian Hospital
2.256%, 08/01/2040	200	137
PepsiCo
4.650%, 02/15/2053	725	637
3.375%, 07/29/2049	145	104
Philip Morris International
4.500%, 03/20/2042	370	326
3.875%, 08/21/2042	850	694

260	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Reynolds American
5.850%, 08/15/2045	$370	$364
Stanford Health Care
3.795%, 11/15/2048	221	170
Takeda Pharmaceutical
3.175%, 07/09/2050	157	104
Takeda US Financing
5.900%, 07/07/2055	934	938
Target
2.950%, 01/15/2052	100	64
Walmart
2.500%, 09/22/2041	170	123
		21,557
Energy — 5.4%
Aker BP
5.800%, 10/01/2054 (A)	300	282
Baker Hughes Holdings LLC
5.850%, 06/15/2056	575	573
BP Capital Markets America
3.379%, 02/08/2061	430	280
2.772%, 11/10/2050	700	433
Canadian Natural Resources MTN
4.950%, 06/01/2047	317	282
Columbia Pipeline Group
5.800%, 06/01/2045	25	25
Columbia Pipelines Operating LLC
6.544%, 11/15/2053 (A)	760	809
5.507%, 05/15/2036 (A)	235	237
ConocoPhillips
5.500%, 01/15/2055	1,190	1,145
4.025%, 03/15/2062	1,748	1,281
Devon Energy
5.750%, 09/15/2054	650	629
Diamondback Energy
5.750%, 04/18/2054	1,207	1,186
Enbridge
6.700%, 11/15/2053	750	828
5.450%, 03/27/2036	745	755
3.400%, 08/01/2051	481	329
Energy Transfer LP
6.300%, 01/15/2056	859	868
6.200%, 04/01/2055	750	748
6.125%, 12/15/2045	1,408	1,399
5.950%, 10/01/2043	580	572
5.950%, 05/15/2054	105	101
5.400%, 10/01/2047	995	905
5.350%, 05/15/2045	680	620
5.300%, 04/15/2047	145	130
5.150%, 03/15/2045	100	89
5.000%, 05/15/2050	1,100	937
Eni SpA
6.000%, 05/18/2056 (A)	555	554
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.950%, 05/15/2054 (A)	$225	$224
5.250%, 05/18/2036 (A)	295	292
Enterprise Products Operating LLC
7.550%, 04/15/2038	250	297
6.125%, 10/15/2039	295	315
5.700%, 02/15/2042	1,185	1,204
5.550%, 02/16/2055	230	223
4.950%, 10/15/2054	440	390
4.900%, 05/15/2046	410	371
4.850%, 03/15/2044	1,060	971
3.700%, 01/31/2051	100	74
3.200%, 02/15/2052	365	242
EOG Resources
5.950%, 07/15/2055	115	118
5.650%, 12/01/2054	824	810
Equinor
3.625%, 04/06/2040	435	365
Exxon Mobil
4.227%, 03/19/2040	65	59
3.452%, 04/15/2051	3,558	2,552
3.095%, 08/16/2049	150	102
Hess
5.800%, 04/01/2047	60	61
5.600%, 02/15/2041	230	235
Kinder Morgan
5.200%, 03/01/2048	810	742
5.050%, 02/15/2046	505	457
Kinder Morgan Energy Partners LP
6.375%, 03/01/2041	576	609
5.500%, 03/01/2044	150	144
5.000%, 08/15/2042	300	274
Kinder Morgan Energy Partners LP MTN
6.950%, 01/15/2038	435	489
Marathon Petroleum
6.500%, 03/01/2041	345	372
4.750%, 09/15/2044	45	39
MPLX
6.100%, 04/01/2056	275	273
MPLX LP
6.200%, 09/15/2055	110	111
5.950%, 04/01/2055	220	214
5.500%, 02/15/2049	560	516
4.700%, 04/15/2048	65	54
Northern Natural Gas
4.300%, 01/15/2049 (A)	80	63
Occidental Petroleum
6.050%, 10/01/2054	155	157
4.300%, 08/15/2039	336	291
ONEOK
6.625%, 09/01/2053	575	603
6.250%, 10/15/2055	1,162	1,165
5.700%, 11/01/2054	688	641

SEI Institutional Investments Trust	261

SCHEDULE OF INVESTMENTS

May 31, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Phillips 66
4.875%, 11/15/2044	$655	$584
Shell Finance US
6.375%, 12/15/2038 (A)	597	656
4.375%, 05/11/2045	1,525	1,305
4.000%, 05/10/2046	170	136
3.750%, 09/12/2046	445	345
3.250%, 04/06/2050	5	4
3.000%, 11/26/2051 (A)	450	293
Shell International Finance BV
3.750%, 09/12/2046	675	512
TotalEnergies Capital
5.638%, 04/05/2064	1,115	1,085
5.488%, 04/05/2054	270	263
5.425%, 09/10/2064	275	259
TotalEnergies Capital International
3.127%, 05/29/2050	1,130	761
TransCanada PipeLines
7.250%, 08/15/2038	920	1,059
5.850%, 03/15/2036	145	151
5.600%, 03/31/2034	300	308
Transcontinental Gas Pipe Line LLC
5.750%, 03/15/2056	279	275
4.600%, 03/15/2048	406	345
4.450%, 08/01/2042	510	443
Williams
6.300%, 04/15/2040	300	319
5.750%, 06/24/2044	9	9
3.500%, 10/15/2051	200	139
		41,367
Financials — 10.0%
Allstate
4.500%, 06/15/2043	50	43
American Express
5.667%, SOFR + 1.790%, 04/25/2036 (B)	620	643
Aon
3.900%, 02/28/2052	1,089	808
Apollo Global Management
5.800%, 05/21/2054	585	566
5.150%, 08/12/2035	205	201
Arthur J Gallagher
6.750%, 02/15/2054	105	115
5.750%, 03/02/2053	425	412
5.550%, 02/15/2055	531	502
Athene Holding
6.875%, H15T5Y + 2.582%, 06/28/2055 (B)	35	34
6.625%, H15T5Y + 2.607%, 10/15/2054 (B)	315	303
Bank of America
6.110%, 01/29/2037	660	697
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.000%, 10/15/2036	$1,190	$1,262
5.489%, SOFR + 1.572%, 04/23/2037 (B)	625	622
5.464%, SOFR + 1.640%, 05/09/2036 (B)	2,750	2,809
3.946%, US0003M + 1.452%, 01/23/2049 (B)	555	436
3.311%, SOFR + 1.580%, 04/22/2042 (B)	1,590	1,231
Bank of America MTN
4.083%, TSFR3M + 3.412%, 03/20/2051 (B)	1,195	944
4.078%, TSFR3M + 1.582%, 04/23/2040 (B)	270	237
2.676%, SOFR + 1.930%, 06/19/2041 (B)	2,822	2,047
Barclays PLC
5.860%, SOFR + 1.830%, 08/11/2046 (B)	130	130
Berkshire Hathaway Finance
3.850%, 03/15/2052	1,087	828
BlackRock Funding
5.350%, 01/08/2055	520	499
5.250%, 03/14/2054	655	620
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	256	261
3.500%, 09/10/2049 (A)	495	343
Brookfield Asset Management
6.077%, 09/15/2055	378	382
5.298%, 01/15/2036	175	172
Brookfield Finance
5.968%, 03/04/2054	360	357
5.813%, 03/03/2055	200	195
Brown & Brown
6.250%, 06/23/2055	901	905
4.950%, 03/17/2052	375	315
CaixaBank MTN
5.402%, SOFR + 1.530%, 04/22/2037 (A)(B)	125	124
Capital One Financial
5.399%, SOFR + 1.508%, 01/30/2037 (B)	645	637
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	486	467
Chubb INA Holdings LLC
6.700%, 05/15/2036	432	484
Citigroup
6.174%, SOFR + 2.661%, 05/25/2034 (B)	275	288
5.612%, SOFR + 1.746%, 03/04/2056 (B)	586	574
5.333%, SOFR + 1.465%, 03/27/2036 (B)	820	826

262	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.316%, SOFR + 4.548%, 03/26/2041 (B)	$435	$427
4.750%, 05/18/2046	821	700
3.878%, TSFR3M + 1.430%, 01/24/2039 (B)	760	660
2.904%, SOFR + 1.379%, 11/03/2042 (B)	683	496
CSL Finance PLC
4.750%, 04/27/2052 (A)	505	430
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(B)	200	194
Farmers Exchange Capital III
5.454%, TSFR3M + 3.716%, 10/15/2054 (A)(B)	200	184
Farmers Insurance Exchange
4.747%, SOFR + 3.231%, 11/01/2057 (A)(B)	200	170
Fiserv
4.400%, 07/01/2049	300	230
Global Atlantic Finance
6.750%, 03/15/2054 (A)	614	598
Global Payments
5.950%, 08/15/2052	300	284
Goldman Sachs Group
6.750%, 10/01/2037	650	711
6.250%, 02/01/2041	878	934
5.734%, SOFR + 1.696%, 01/28/2056 (B)	490	484
5.561%, SOFR + 1.580%, 11/19/2045 (B)	2,050	1,992
5.541%, SOFR + 1.320%, 01/21/2047 (B)	955	923
4.411%, TSFR3M + 1.692%, 04/23/2039 (B)	380	343
4.017%, TSFR3M + 1.635%, 10/31/2038 (B)	2,065	1,813
3.210%, SOFR + 1.513%, 04/22/2042 (B)	725	547
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	305	257
HSBC Holdings PLC
6.800%, 06/01/2038	236	257
6.500%, 09/15/2037	1,100	1,184
Intercontinental Exchange
3.000%, 06/15/2050	188	123
JPMorgan Chase
5.600%, 07/15/2041	866	882
5.576%, SOFR + 1.635%, 07/23/2036 (B)	455	462
5.534%, SOFR + 1.550%, 11/29/2045 (B)	1,582	1,574
5.148%, SOFR + 1.260%, 04/23/2037 (B)	1,250	1,242
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.260%, TSFR3M + 1.842%, 02/22/2048 (B)	$100	$83
4.032%, TSFR3M + 1.722%, 07/24/2048 (B)	680	545
3.897%, TSFR3M + 1.482%, 01/23/2049 (B)	1,481	1,158
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	235	208
3.109%, SOFR + 2.440%, 04/22/2051 (B)	2,540	1,695
3.109%, TSFR3M + 2.460%, 04/22/2041 (B)	520	403
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	708	666
Lloyds Banking Group PLC
5.668%, H15T1Y + 0.820%, 02/10/2047 (B)	864	848
4.943%, H15T1Y + 0.970%, 11/04/2036 (B)	665	644
M&T Bank MTN
5.385%, SOFR + 1.610%, 01/16/2036 (B)	1,140	1,137
Markel Group
6.000%, 05/16/2054	580	580
Marsh & McLennan
5.700%, 09/15/2053	683	676
5.450%, 03/15/2053	490	467
5.400%, 03/15/2055	115	109
4.900%, 03/15/2049	140	125
4.350%, 01/30/2047	140	116
4.200%, 03/01/2048	400	322
Massachusetts Mutual Life Insurance
3.375%, 04/15/2050 (A)	427	291
MetLife
5.875%, 02/06/2041	45	47
5.250%, 01/15/2054	932	877
5.000%, 07/15/2052	420	380
4.875%, 11/13/2043	160	147
4.721%, 12/15/2044	981	865
4.125%, 08/13/2042	5	4
4.050%, 03/01/2045	70	57
Moody's
4.875%, 12/17/2048	750	667
Morgan Stanley
5.900%, SOFR + 1.782%, 03/13/2047 (B)	2,658	2,698
5.516%, SOFR + 1.710%, 11/19/2055 (B)	1,211	1,174
5.296%, SOFRINDX + 1.410%, 04/10/2037 (B)	265	264
3.217%, SOFR + 1.485%, 04/22/2042 (B)	631	482
Morgan Stanley MTN
6.375%, 07/24/2042	190	207

SEI Institutional Investments Trust	263

SCHEDULE OF INVESTMENTS

May 31, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.971%, TSFR3M + 1.455%, 07/22/2038 (B)	$802	$706
National Australia Bank
5.625%, H15T1Y + 1.180%, 06/04/2037 (A)(B)	275	275
New York Life Global Funding MTN
5.350%, 01/23/2035 (A)	435	445
New York Life Insurance
6.750%, 11/15/2039 (A)	380	424
4.450%, 05/15/2069 (A)	325	251
3.750%, 05/15/2050 (A)	1,341	987
Northwestern Mutual Life Insurance
6.170%, 05/29/2055 (A)	384	398
6.050%, 06/30/2056 (A)	340	347
3.625%, 09/30/2059 (A)	1,102	747
PNC Financial Services Group
5.676%, SOFR + 1.902%, 01/22/2035 (B)	150	155
5.423%, H15T5Y + 1.170%, 01/25/2041 (B)	250	246
Progressive
3.700%, 03/15/2052	125	92
Prudential Financial
3.905%, 12/07/2047	45	34
Prudential Financial MTN
5.700%, 12/14/2036	272	283
Raymond James Financial
5.650%, 09/11/2055	405	392
3.750%, 04/01/2051	525	381
S&P Global
3.250%, 12/01/2049	390	270
Sumitomo Mitsui Financial Group
5.796%, SOFR + 1.780%, 07/08/2046 (B)	290	286
Teachers Insurance & Annuity Association of America
4.270%, 05/15/2047 (A)	295	238
3.300%, 05/15/2050 (A)	500	336
Travelers
5.700%, 07/24/2055	820	829
5.450%, 05/25/2053	375	365
Truist Financial MTN
5.867%, SOFR + 2.361%, 06/08/2034 (B)	165	172
5.281%, SOFR + 1.414%, 04/23/2037 (B)	350	347
US Bancorp
5.424%, SOFR + 1.411%, 02/12/2036 (B)	250	255
4.839%, SOFR + 1.600%, 02/01/2034 (B)	135	133
Wells Fargo
5.850%, 02/01/2037	2,570	2,668
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.433%, SOFR + 1.230%, 01/23/2047 (B)	$1,284	$1,233
3.900%, 05/01/2045	650	516
3.068%, SOFR + 2.530%, 04/30/2041 (B)	420	320
Wells Fargo MTN
5.013%, TSFR3M + 4.502%, 04/04/2051 (B)	2,394	2,150
4.900%, 11/17/2045	310	271
4.650%, 11/04/2044	680	579
4.611%, SOFR + 2.130%, 04/25/2053 (B)	1,095	924
Willis North America
3.875%, 09/15/2049	160	119
XL Group
5.250%, 12/15/2043	422	393
		76,929
Health Care — 9.8%
Abbott Laboratories
5.600%, 03/15/2066	335	327
5.500%, 03/15/2056	2,180	2,128
4.750%, 03/15/2038	900	868
AbbVie
5.650%, 03/15/2066	285	280
5.600%, 03/15/2055	465	461
5.550%, 03/15/2056	655	642
5.500%, 03/15/2064	380	366
5.400%, 03/15/2054	1,320	1,272
5.350%, 03/15/2044	170	166
4.875%, 11/14/2048	475	428
4.850%, 06/15/2044	295	271
4.700%, 05/14/2045	1,489	1,332
4.450%, 05/14/2046	65	56
4.400%, 11/06/2042	2,409	2,126
4.250%, 11/21/2049	385	315
4.050%, 11/21/2039	520	459
Alcon Finance
5.750%, 12/06/2052 (A)	200	198
3.800%, 09/23/2049 (A)	295	220
Amgen
5.750%, 03/02/2063	730	709
5.650%, 03/02/2053	3,005	2,921
5.650%, 02/19/2056	165	161
5.600%, 03/02/2043	200	199
5.150%, 11/15/2041	325	309
4.400%, 05/01/2045	1,494	1,265
4.400%, 02/22/2062	125	98
4.200%, 02/22/2052	516	404
AstraZeneca PLC
6.450%, 09/15/2037	755	843
Baxter International
3.132%, 12/01/2051	315	187

264	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BayCare Health System
3.831%, 11/15/2050	$270	$205
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	876	733
4.700%, 07/15/2064 (A)	165	127
4.625%, 06/25/2038 (A)	100	91
4.400%, 07/15/2044 (A)	690	555
3.950%, 04/15/2045 (A)	271	201
Bayer US Finance LLC
6.875%, 11/21/2053 (A)	613	663
Becton Dickinson
3.794%, 05/20/2050	48	35
Biogen
6.450%, 05/15/2055	340	362
3.250%, 02/15/2051	250	163
Bristol-Myers Squibb
5.550%, 02/22/2054	1,116	1,087
4.250%, 10/26/2049	633	514
3.700%, 03/15/2052	395	289
Cencora
5.650%, 02/13/2056	529	519
Cigna Group
6.000%, 01/15/2056	690	700
5.600%, 02/15/2054	700	673
4.800%, 07/15/2046	313	275
3.875%, 10/15/2047	720	551
3.400%, 03/15/2051	350	240
CVS Health
6.750%, H15T5Y + 2.516%, 12/10/2054 (B)	160	167
6.000%, 06/01/2044	195	196
5.875%, 06/01/2053	210	203
5.125%, 07/20/2045	570	512
5.050%, 03/25/2048	5,543	4,864
4.125%, 04/01/2040	94	80
Danaher
2.800%, 12/10/2051	325	202
Elevance Health
5.700%, 02/15/2055	1,055	1,018
5.650%, 06/15/2054	718	690
4.650%, 01/15/2043	20	18
4.375%, 12/01/2047	1,373	1,129
3.700%, 09/15/2049	425	308
3.600%, 03/15/2051	125	88
Eli Lilly
5.700%, 05/20/2066	398	400
5.650%, 10/15/2065	385	384
5.600%, 05/20/2056	720	722
5.550%, 10/15/2055	200	200
5.500%, 02/12/2055	860	853
5.200%, 08/14/2064	45	42
5.100%, 02/09/2064	1,463	1,332
5.000%, 02/09/2054	475	438
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.950%, 02/27/2063	$360	$321
4.875%, 02/27/2053	246	223
3.950%, 03/15/2049	165	131
GE HealthCare Technologies
6.377%, 11/22/2052	300	320
Gilead Sciences
5.500%, 11/15/2054	1,080	1,057
4.800%, 04/01/2044	550	501
4.500%, 02/01/2045	620	541
4.150%, 03/01/2047	975	798
2.600%, 10/01/2040	330	240
GlaxoSmithKline Capital
6.375%, 05/15/2038	145	160
HCA
6.200%, 03/01/2055	825	829
6.100%, 04/01/2064	65	64
5.950%, 09/15/2054	472	459
5.500%, 06/15/2047	45	42
4.625%, 03/15/2052	1,595	1,284
3.500%, 07/15/2051	352	236
Health Care Service A Mutual Legal Reserve
5.875%, 06/15/2054 (A)	380	363
3.200%, 06/01/2050 (A)	677	435
Humana
6.000%, 05/01/2055	140	134
5.750%, 04/15/2054	470	436
5.500%, 03/15/2053	95	85
Kaiser Foundation Hospitals
3.266%, 11/01/2049	330	228
3.002%, 06/01/2051	350	226
2.810%, 06/01/2041	435	320
Mass General Brigham
3.192%, 07/01/2049	125	85
Memorial Health Services
3.447%, 11/01/2049	265	186
Merck
5.750%, 05/22/2046	160	163
5.700%, 12/04/2065	245	242
5.550%, 12/04/2055	600	590
5.500%, 03/15/2046	1,320	1,304
5.000%, 05/17/2053	1,025	929
4.900%, 05/17/2044	615	570
3.700%, 02/10/2045	300	235
2.900%, 12/10/2061	635	367
2.750%, 12/10/2051	175	107
Northwell Healthcare
4.260%, 11/01/2047	255	207
Novartis Capital
5.700%, 03/18/2056	1,100	1,116
5.600%, 03/18/2046	625	632
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	350	323
5.300%, 05/19/2053	1,170	1,098

SEI Institutional Investments Trust	265

SCHEDULE OF INVESTMENTS

May 31, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.110%, 05/19/2043	$990	$941
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	525	389
Revvity
3.625%, 03/15/2051	200	141
Roche Holdings
5.218%, 03/08/2054 (A)	555	533
Royalty Pharma
5.950%, 09/25/2055	408	407
Royalty Pharma PLC
3.350%, 09/02/2051	397	265
Solventum
5.900%, 04/30/2054	251	248
Stryker
4.100%, 04/01/2043	400	332
Takeda Pharmaceutical
5.650%, 07/05/2054	395	385
Thermo Fisher Scientific
5.546%, 02/12/2046	740	734
2.800%, 10/15/2041	545	397
UnitedHealth Group
5.950%, 02/15/2041	135	140
5.950%, 06/15/2055	350	359
5.875%, 02/15/2053	2,085	2,093
5.750%, 07/15/2064	578	562
5.625%, 07/15/2054	3,145	3,054
5.500%, 07/15/2044	755	740
5.500%, 04/15/2064	335	314
5.375%, 04/15/2054	675	631
5.050%, 04/15/2053	20	18
4.950%, 05/15/2062	140	120
4.750%, 07/15/2045	20	18
4.750%, 05/15/2052	640	550
4.250%, 04/15/2047	325	265
4.250%, 06/15/2048	275	223
4.200%, 01/15/2047	350	284
3.700%, 08/15/2049	365	268
3.250%, 05/15/2051	810	544
3.050%, 05/15/2041	405	305
Utah Acquisition Sub
5.250%, 06/15/2046	240	202
Viatris
4.000%, 06/22/2050	365	250
3.850%, 06/22/2040	570	445
Wyeth LLC
5.950%, 04/01/2037	436	464
		75,048
Industrials — 6.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.850%, 10/29/2041	1,965	1,589
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BAE Systems PLC
5.800%, 10/11/2041 (A)	$150	$155
Boeing
7.008%, 05/01/2064	890	1,017
6.858%, 05/01/2054	605	682
5.930%, 05/01/2060	1,290	1,277
5.805%, 05/01/2050	2,655	2,628
5.705%, 05/01/2040	1,830	1,866
3.750%, 02/01/2050	1,238	905
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	480	525
5.550%, 03/15/2056	310	303
5.500%, 03/15/2055	1,982	1,927
5.200%, 04/15/2054	65	60
4.450%, 01/15/2053	246	204
4.400%, 03/15/2042	1,215	1,079
4.150%, 04/01/2045	725	603
3.300%, 09/15/2051	790	539
3.050%, 02/15/2051	100	65
2.875%, 06/15/2052	150	94
Canadian National Railway
6.200%, 06/01/2036	176	192
3.650%, 02/03/2048	355	268
Canadian Pacific Railway
6.125%, 09/15/2115	195	202
5.500%, 03/15/2056	647	624
4.200%, 11/15/2069	438	327
3.000%, 12/02/2041	415	307
CRH America Finance
5.875%, 01/09/2055	456	459
CSX
4.900%, 03/15/2055	778	694
4.750%, 05/30/2042	365	336
4.750%, 11/15/2048	222	197
4.500%, 11/15/2052	595	501
Deere
5.700%, 01/19/2055	400	412
3.750%, 04/15/2050	431	332
Eaton
5.450%, 03/06/2056	1,055	1,038
Emerson Electric
2.800%, 12/21/2051	503	314
GE Vernova
5.500%, 02/04/2056	345	335
General Dynamics
4.250%, 04/01/2040	155	139
4.250%, 04/01/2050	45	38
Honeywell Aerospace
5.852%, 03/16/2066 (A)	465	469
5.732%, 03/16/2056 (A)	2,542	2,543
5.622%, 03/16/2046 (A)	365	364
Johnson Controls International
4.950%, 07/02/2064 (C)	300	259

266	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
L3Harris Technologies
5.500%, 08/15/2054	$445	$432
Lockheed Martin
5.200%, 02/15/2055	1,030	966
4.700%, 05/15/2046	1,921	1,709
4.070%, 12/15/2042	130	110
Norfolk Southern
5.100%, 08/01/2118	284	244
4.837%, 10/01/2041	875	815
4.800%, 08/15/2043	408	365
4.550%, 06/01/2053	250	209
3.942%, 11/01/2047	550	429
3.700%, 03/15/2053	665	478
Northrop Grumman
5.200%, 06/01/2054	1,200	1,116
5.150%, 05/01/2040	310	304
4.950%, 03/15/2053	736	659
4.750%, 06/01/2043	250	228
4.030%, 10/15/2047	510	406
3.850%, 04/15/2045	470	372
Otis Worldwide
3.112%, 02/15/2040	250	193
Owens Corning
5.950%, 06/15/2054	240	241
Quanta Services
3.050%, 10/01/2041	469	347
RTX
6.400%, 03/15/2054	1,940	2,120
4.500%, 06/01/2042	1,160	1,037
4.350%, 04/15/2047	630	527
3.125%, 07/01/2050	90	60
3.030%, 03/15/2052	920	593
2.820%, 09/01/2051	335	207
Siemens Financieringsmaatschappij
4.400%, 05/27/2045 (A)	5	4
Snap-on
3.100%, 05/01/2050	441	296
TTX
4.600%, 02/01/2049 (A)	250	216
Uber Technologies
5.350%, 09/15/2054	565	526
Union Pacific
5.600%, 12/01/2054	730	723
3.875%, 02/01/2055	145	108
3.839%, 03/20/2060	2,243	1,620
3.799%, 04/06/2071	1,062	733
3.500%, 02/14/2053	125	88
3.375%, 02/14/2042	90	70
3.250%, 02/05/2050	400	276
Union Pacific MTN
3.550%, 08/15/2039	100	84
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
United Airlines Pass-Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	$560	$581
United Parcel Service
6.050%, 05/14/2065	295	301
5.500%, 05/22/2054	650	627
5.050%, 03/03/2053	365	329
3.625%, 10/01/2042	245	194
Verisk Analytics
3.625%, 05/15/2050	460	326
Waste Management
5.350%, 10/15/2054	740	713
3.900%, 03/01/2035	115	106
2.950%, 06/01/2041	360	272
WW Grainger
4.600%, 06/15/2045	165	147
		48,375
Information Technology — 5.2%
Amphenol
5.375%, 11/15/2054	256	248
5.300%, 11/15/2055	1,849	1,750
Analog Devices
2.950%, 10/01/2051	365	236
2.800%, 10/01/2041	335	244
Apple
4.650%, 02/23/2046	694	628
4.375%, 05/13/2045	370	325
3.850%, 05/04/2043	45	37
3.850%, 08/04/2046	205	165
3.750%, 09/12/2047	150	117
3.450%, 02/09/2045	715	550
2.800%, 02/08/2061	625	361
2.700%, 08/05/2051	1,820	1,125
2.650%, 05/11/2050	965	598
2.375%, 02/08/2041	410	292
AppLovin
5.950%, 12/01/2054	510	490
Broadcom
5.700%, 01/15/2056	1,135	1,133
4.900%, 02/15/2038	1,055	1,018
3.750%, 02/15/2051	280	209
3.500%, 02/15/2041	565	452
3.137%, 11/15/2035 (A)	715	609
Cisco Systems
5.900%, 02/15/2039	446	475
5.300%, 02/26/2054	1,235	1,176
Corning
5.450%, 11/15/2079	160	148
Foundry JV Holdco LLC
6.300%, 01/25/2039 (A)	275	291
6.200%, 01/25/2037 (A)	960	1,013
5.875%, 01/25/2034 (A)	170	172

SEI Institutional Investments Trust	267

SCHEDULE OF INVESTMENTS

May 31, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Intel
6.125%, 05/15/2056	$400	$403
5.700%, 02/10/2053	130	123
5.625%, 02/10/2043	190	185
5.600%, 02/21/2054	220	207
4.900%, 08/05/2052	570	483
4.750%, 03/25/2050	585	487
4.600%, 03/25/2040	515	465
3.734%, 12/08/2047	1,215	881
3.250%, 11/15/2049	605	398
3.050%, 08/12/2051	315	198
International Business Machines
5.800%, 02/03/2056	510	498
5.700%, 02/10/2055	1,200	1,153
Intuit
5.500%, 09/15/2053	100	90
KLA
5.000%, 03/15/2049	452	416
3.300%, 03/01/2050	140	97
Lam Research
2.875%, 06/15/2050	257	165
Microsoft
2.921%, 03/17/2052	3,408	2,199
2.675%, 06/01/2060	145	81
NXP BV / NXP FUNDING LLC / NXP USA
3.250%, 05/11/2041	490	373
Oracle
6.850%, 02/04/2066	580	556
6.700%, 02/04/2056	1,620	1,560
6.550%, 02/04/2046	1,390	1,340
6.000%, 08/03/2055	280	246
5.950%, 09/26/2055	1,710	1,495
5.875%, 09/26/2045	1,587	1,419
5.375%, 07/15/2040	375	337
4.375%, 05/15/2055	1,110	761
4.125%, 05/15/2045	330	235
4.000%, 07/15/2046	1,445	1,005
4.000%, 11/15/2047	1,901	1,304
3.950%, 03/25/2051	2,175	1,429
3.800%, 11/15/2037	685	556
3.650%, 03/25/2041	735	538
3.600%, 04/01/2050	390	244
Salesforce
6.550%, 03/15/2056	1,670	1,702
2.900%, 07/15/2051	140	83
ServiceNow
6.300%, 05/15/2056	550	568
Synopsys
5.700%, 04/01/2055	1,017	991
Tampa Electric
3.450%, 03/15/2051	50	35
Texas Instruments
5.150%, 02/08/2054	100	94
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.050%, 05/18/2063	$787	$709
		39,971
Materials — 1.2%
Air Products and Chemicals
2.700%, 05/15/2040	250	185
Amcor Flexibles North America
5.500%, 03/17/2035	310	315
Anglo American Capital PLC
4.750%, 03/16/2052 (A)	386	328
Berry Global
5.650%, 01/15/2034	325	332
BHP Billiton Finance USA
5.750%, 09/05/2055	1,015	1,032
5.000%, 09/30/2043	400	378
Dow Chemical
5.950%, 03/15/2055	210	196
Glencore Finance Canada
6.000%, 11/15/2041 (A)	311	318
5.550%, 10/25/2042 (A)	520	509
Glencore Funding LLC
6.141%, 04/01/2055 (A)	945	974
5.893%, 04/04/2054 (A)	410	409
5.508%, 04/01/2036 (A)	715	722
3.875%, 04/27/2051 (A)	25	19
3.375%, 09/23/2051 (A)	75	51
International Flavors & Fragrances
5.000%, 09/26/2048	1,079	953
3.268%, 11/15/2040 (A)	260	197
LYB International Finance III LLC
4.200%, 05/01/2050	375	274
Martin Marietta Materials
5.500%, 12/01/2054	503	484
Rio Tinto Finance USA LTD
5.200%, 11/02/2040	200	197
Rio Tinto Finance USA PLC
5.875%, 03/14/2065	70	72
5.750%, 03/14/2055	404	409
5.125%, 03/09/2053	70	65
Smurfit Kappa Treasury ULC
5.438%, 04/03/2034	400	406
Vulcan Materials
5.700%, 12/01/2054	329	325
		9,150
Real Estate — 0.8%
Alexandria Real Estate Equities
4.850%, 04/15/2049	60	51
American Assets Trust
6.150%, 10/01/2034	450	454
American Homes 4 Rent LP
4.300%, 04/15/2052	230	179
3.375%, 07/15/2051	330	221

268	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Tower
3.100%, 06/15/2050	$300	$196
Crown Castle
5.200%, 02/15/2049	90	81
2.900%, 04/01/2041	134	98
Equinix
2.950%, 09/15/2051	265	167
Kilroy Realty
5.875%, 10/15/2035	120	118
Kilroy Realty LP
6.250%, 01/15/2036	255	256
2.650%, 11/15/2033	40	32
Kimco Realty
4.250%, 04/01/2045	55	46
NNN REIT
4.800%, 10/15/2048	85	74
3.000%, 04/15/2052	195	122
Prologis
4.900%, 06/15/2036	1,250	1,225
Prologis LP
5.250%, 03/15/2054	250	236
Realty Income
5.375%, 09/01/2054	210	203
Regency Centers LP
4.650%, 03/15/2049	445	383
4.400%, 02/01/2047	175	147
Simon Property Group LP
6.750%, 02/01/2040	434	490
5.850%, 03/08/2053	582	590
4.250%, 11/30/2046	45	37
3.800%, 07/15/2050	70	52
3.250%, 09/13/2049	540	372
VICI Properties LP
5.625%, 05/15/2052	320	294
Weyerhaeuser
4.000%, 03/09/2052	300	226
		6,350
Utilities — 10.6%
AEP Transmission LLC
5.400%, 03/15/2053	245	234
3.800%, 06/15/2049	295	220
3.650%, 04/01/2050	150	110
Alabama Power
4.300%, 07/15/2048	560	459
3.700%, 12/01/2047	591	443
Ameren Illinois
5.625%, 03/01/2055	687	675
American Electric Power
6.050%, H15T5Y + 1.940%, 03/15/2056 (B)	280	277
3.250%, 03/01/2050	443	298
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Water Capital
5.700%, 09/01/2055	$255	$252
Appalachian Power
4.450%, 06/01/2045	650	539
Arizona Public Service
3.350%, 05/15/2050	370	251
Baltimore Gas and Electric
4.550%, 06/01/2052	625	519
2.900%, 06/15/2050	370	233
Berkshire Hathaway Energy
6.125%, 04/01/2036	1,781	1,906
4.450%, 01/15/2049	650	534
4.250%, 10/15/2050	570	452
Boston Gas
6.119%, 07/20/2053 (A)	145	144
Brooklyn Union Gas
6.415%, 07/18/2054 (A)	75	77
CenterPoint Energy Houston Electric LLC
5.300%, 04/01/2053	250	237
Cleco Power
6.000%, 12/01/2040	210	216
CMS Energy
4.875%, 03/01/2044	922	813
Commonwealth Edison
5.950%, 06/01/2055	360	367
5.850%, 06/01/2056	225	226
4.350%, 11/15/2045	865	728
3.850%, 03/15/2052	385	286
3.700%, 03/01/2045	600	463
3.200%, 11/15/2049	370	249
Connecticut Light and Power
4.000%, 04/01/2048	500	396
Consolidated Edison of New York
6.300%, 08/15/2037	585	632
5.900%, 11/15/2053	5	5
5.750%, 11/15/2055	689	682
5.700%, 05/15/2054	525	519
5.500%, 03/15/2055	820	784
4.450%, 03/15/2044	495	427
3.700%, 11/15/2059	800	555
Constellation Energy Generation LLC
6.250%, 10/01/2039	150	158
5.600%, 06/15/2042	275	272
Consumers Energy
3.100%, 08/15/2050	125	83
Cumberland Combined Cycle Generation LLC
5.821%, 05/15/2056	828	845
Dominion Energy
6.200%, H15T5Y + 2.006%, 02/15/2056 (B)	550	553
5.250%, 08/01/2033	315	320
4.900%, 08/01/2041	1,100	1,012

SEI Institutional Investments Trust	269

SCHEDULE OF INVESTMENTS

May 31, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
DTE Electric
5.850%, 05/15/2055	$547	$556
5.550%, 03/01/2056	200	195
4.050%, 05/15/2048	355	281
Duke Energy
5.000%, 08/15/2052	1,258	1,093
Duke Energy Carolinas LLC
6.000%, 01/15/2038	334	354
5.400%, 01/15/2054	405	387
5.350%, 01/15/2053	1,130	1,068
5.300%, 02/15/2040	870	864
4.250%, 12/15/2041	500	435
Duke Energy Florida LLC
6.400%, 06/15/2038	210	230
6.200%, 11/15/2053	125	132
Duke Energy Indiana LLC
6.450%, 04/01/2039	120	132
6.350%, 08/15/2038	175	191
4.900%, 07/15/2043	520	477
Duke Energy Ohio
5.550%, 03/15/2054	235	226
Duke Energy Progress LLC
5.550%, 03/15/2055	420	408
4.375%, 03/30/2044	1,305	1,107
4.100%, 05/15/2042	405	341
Electricite de France
6.375%, 01/13/2055 (A)	515	526
6.250%, 04/22/2066 (A)	305	300
Elm Road Generating Station Supercritical LLC
5.848%, 01/19/2041 (A)	950	981
Enel Finance International
5.750%, 09/30/2055 (A)	350	332
Entergy
6.100%, H15T5Y + 2.013%, 06/15/2056 (B)	300	300
Entergy Arkansas LLC
5.750%, 06/01/2054	485	480
5.750%, 01/15/2056	155	154
Entergy Louisiana LLC
5.800%, 03/15/2055	550	549
5.700%, 03/15/2054	800	788
4.200%, 04/01/2050	735	579
Entergy Mississippi LLC
5.850%, 06/01/2054	420	419
Entergy Texas
5.000%, 09/15/2052	150	133
3.550%, 09/30/2049	365	259
Essential Utilities
5.300%, 05/01/2052	70	64
4.276%, 05/01/2049	495	396
Evergy Kansas Central
5.700%, 03/15/2053	250	248
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Exelon
4.950%, 06/15/2035	$230	$224
Florida Power & Light
5.960%, 04/01/2039	215	228
5.900%, 06/01/2066	480	483
5.700%, 03/15/2055	1,365	1,359
5.690%, 03/01/2040	181	186
5.600%, 06/15/2054	452	445
5.600%, 02/15/2066	1,600	1,541
5.400%, 09/01/2035	1,215	1,244
Idaho Power MTN
5.700%, 03/15/2055	275	273
Indiana Michigan Power
5.625%, 04/01/2053	175	172
5.600%, 03/15/2056	225	219
International Transmission
4.625%, 08/15/2043	200	177
Interstate Power and Light
5.450%, 09/30/2054	475	448
3.100%, 11/30/2051	430	274
Jersey Central Power & Light
6.400%, 05/15/2036	925	990
Kentucky Utilities
5.850%, 08/15/2055	550	553
KeySpan Gas East
5.819%, 04/01/2041 (A)	970	964
Louisville Gas and Electric
5.850%, 08/15/2055	455	459
Massachusetts Electric
5.900%, 11/15/2039 (A)	95	97
MidAmerican Energy
5.300%, 02/01/2055	749	701
4.800%, 09/15/2043	325	295
4.250%, 05/01/2046	400	331
4.250%, 07/15/2049	650	527
Narragansett Electric
4.170%, 12/10/2042 (A)	920	752
Nevada Power
6.000%, 03/15/2054	175	177
Niagara Mohawk Power
3.025%, 06/27/2050 (A)	300	188
NiSource
5.650%, 02/01/2045	100	98
Northern States Power
5.650%, 05/15/2055	732	726
5.350%, 11/01/2039	710	710
5.100%, 05/15/2053	245	224
4.500%, 06/01/2052	80	67
3.400%, 08/15/2042	380	295
Northwest Natural Holding
7.000%, H15T5Y + 2.701%, 09/15/2055 (B)	310	316

270	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NSTAR Electric
4.550%, 06/01/2052	$813	$685
4.400%, 03/01/2044	205	175
Oglethorpe Power
5.250%, 09/01/2050	891	805
5.050%, 10/01/2048	640	568
4.500%, 04/01/2047	310	256
Oklahoma Gas and Electric
5.600%, 04/01/2053	600	578
Oncor Electric Delivery LLC
5.900%, 03/15/2056 (A)	545	551
5.800%, 04/01/2055	350	352
5.350%, 10/01/2052	295	276
5.300%, 06/01/2042	265	255
5.250%, 09/30/2040	1,060	1,028
4.950%, 09/15/2052	765	679
2.700%, 11/15/2051	330	195
Pacific Gas and Electric
6.750%, 01/15/2053	2,308	2,426
6.150%, 03/01/2055	70	69
6.100%, 10/15/2055	255	248
6.000%, 05/01/2056	470	452
5.900%, 10/01/2054	240	227
5.250%, 03/01/2052	530	458
4.950%, 07/01/2050	635	532
4.500%, 07/01/2040	485	419
4.200%, 06/01/2041	315	259
3.500%, 08/01/2050	150	100
3.300%, 08/01/2040	150	113
PacifiCorp
6.000%, 01/15/2039	380	387
5.800%, 01/15/2055	281	268
5.500%, 05/15/2054	726	665
5.350%, 12/01/2053	575	516
PECO Energy
5.650%, 09/15/2055	635	626
5.250%, 09/15/2054	195	181
4.375%, 08/15/2052	150	122
Piedmont Natural Gas
4.650%, 08/01/2043	330	286
Potomac Electric Power
5.500%, 03/15/2054	655	629
PPL Electric Utilities
4.125%, 06/15/2044	935	774
Public Service Electric and Gas
5.300%, 08/01/2054	825	779
Public Service Electric and Gas MTN
5.500%, 03/01/2055	291	283
3.650%, 09/01/2042	430	341
Public Service of Colorado
6.250%, 09/01/2037	475	512
5.850%, 05/15/2055	455	456
4.500%, 06/01/2052	100	83
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.100%, 06/15/2048	$330	$260
4.050%, 09/15/2049	93	72
Puget Sound Energy
5.598%, 09/15/2055	290	282
2.893%, 09/15/2051	190	119
San Diego Gas & Electric
5.950%, 03/15/2056	145	147
3.320%, 04/15/2050	70	47
Sempra
6.000%, 10/15/2039	1,015	1,043
3.800%, 02/01/2038	600	509
Southern California Edison
6.200%, 09/15/2055	480	475
5.900%, 03/01/2055	450	428
5.750%, 04/15/2054	25	23
5.450%, 06/01/2052	65	58
4.125%, 03/01/2048	310	233
4.000%, 04/01/2047	130	97
3.900%, 03/15/2043	720	550
Southern California Gas
5.750%, 06/01/2053	570	559
5.600%, 04/01/2054	145	139
3.750%, 09/15/2042	485	387
Southern Gas Capital
4.400%, 06/01/2043	645	544
4.400%, 05/30/2047	600	499
Southwestern Electric Power
6.200%, 03/15/2040	480	501
3.250%, 11/01/2051	720	471
Southwestern Public Service
4.400%, 11/15/2048	690	563
Tucson Electric Power
3.250%, 05/01/2051	310	205
Union Electric
5.550%, 03/15/2056	225	218
5.125%, 03/15/2055	285	259
Virginia Electric and Power
8.875%, 11/15/2038	250	329
5.700%, 03/15/2056	241	238
5.600%, 09/15/2055	1,085	1,054
5.450%, 04/01/2053	380	362
5.350%, 01/15/2054	694	654
4.450%, 02/15/2044	500	429
Vistra Operations LLC
5.700%, 12/30/2034 (A)	350	354
5.350%, 01/31/2036 (A)	675	660
Wisconsin Public Service
4.752%, 11/01/2044	230	205
2.850%, 12/01/2051	250	154

SEI Institutional Investments Trust	271

SCHEDULE OF INVESTMENTS

May 31, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Xcel Energy
4.800%, 09/15/2041	$50	$45
		80,965

Total Corporate Obligations
(Cost $509,565) ($ Thousands)		486,732

U.S. TREASURY OBLIGATIONS — 33.2%
U.S. Treasury Bonds
5.000%, 05/15/2045	4,310	4,327
5.000%, 05/15/2046	11,100	11,131
5.000%, 05/15/2056	36,935	37,045
4.883%, 11/15/2047 (D)	4,320	1,444
4.875%, 08/15/2045	14,679	14,495
4.864%, 05/15/2050 (D)	3,800	1,120
4.750%, 02/15/2045	3,255	3,169
4.750%, 11/15/2053	2,030	1,951
4.750%, 05/15/2055	2,875	2,767
4.750%, 08/15/2055	7,788	7,499
4.750%, 02/15/2056	9,913	9,554
4.625%, 05/15/2044	2,268	2,181
4.625%, 11/15/2044	9,020	8,651
4.625%, 02/15/2046	1,188	1,134
4.625%, 02/15/2055	814	768
4.625%, 11/15/2055	1,155	1,090
4.375%, 08/15/2043	10,100	9,456
4.250%, 02/15/2054	1,525	1,350
4.218%, 08/15/2045 (D)	5,875	2,215
4.000%, 11/15/2052	835	709
3.765%, 08/15/2043 (D)	9,912	4,183
3.750%, 08/15/2041	1,230	1,088
3.750%, 11/15/2043	1,530	1,316
3.625%, 08/15/2043	1,677	1,422
3.625%, 02/15/2044	2,296	1,936
3.625%, 05/15/2053	1,511	1,197
3.375%, 11/15/2048 (E)	7,795	6,056
3.250%, 05/15/2042	3,185	2,610
3.125%, 11/15/2041	1,940	1,576
3.125%, 02/15/2043	2,370	1,885
3.125%, 08/15/2044	3,300	2,567
3.000%, 11/15/2045	7,473	5,606
3.000%, 08/15/2048	9,130	6,639
3.000%, 08/15/2052	897	630
2.875%, 05/15/2052	1,060	727
2.750%, 08/15/2042	1,250	950
2.750%, 11/15/2042	1,095	827
2.750%, 11/15/2047	940	658
2.500%, 02/15/2045	10,625	7,394
2.375%, 11/15/2049	1,095	691
2.375%, 05/15/2051	2,280	1,412
2.250%, 05/15/2041	3,275	2,375
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
2.250%, 08/15/2046	$12,270	$7,942
2.250%, 02/15/2052	5,010	2,987
2.000%, 11/15/2041	8,285	5,705
2.000%, 02/15/2050	36,640	21,147
2.000%, 08/15/2051	4,415	2,489
1.875%, 11/15/2051	2,345	1,276
1.375%, 11/15/2040	3,245	2,084
1.375%, 08/15/2050	6,000	2,910
1.250%, 05/15/2050	319	150
1.125%, 08/15/2040	11,816	7,346
U.S. Treasury Inflation Indexed Bonds
2.375%, 02/15/2056	1,437	1,338
U.S. Treasury Inflation-Protected Securities
1.875%, 01/15/2036	353	348
U.S. Treasury Notes
4.375%, 05/15/2036	24,023	23,899

Total U.S. Treasury Obligations
(Cost $263,459) ($ Thousands)		255,422

SOVEREIGN DEBT — 1.5%
Abu Dhabi Government International Bond MTN
3.000%, 09/15/2051(A)	842	546
Chile Government International Bond
5.330%, 01/05/2054	130	124
4.340%, 03/07/2042	235	207
3.860%, 06/21/2047	205	161
3.100%, 01/22/2061	45	28
Indonesia Government International Bond
4.350%, 01/11/2048	410	338
3.700%, 10/30/2049	540	396
Israel Government International Bond
5.875%, 01/13/2056	350	339
3.875%, 07/03/2050	460	332
3.375%, 01/15/2050	490	326
Mexico Government International Bond
7.375%, 05/13/2055	120	126
6.750%, 02/09/2056	825	809
6.400%, 05/07/2054	793	741
6.338%, 05/04/2053	2,552	2,389
5.750%, 10/12/2110	254	208
5.000%, 04/27/2051	1,025	807
4.400%, 02/12/2052	1,130	808
4.280%, 08/14/2041	259	204
Panama Government International Bond
5.662%, 02/23/2038	95	95
Perusahaan Penerbit SBSN Indonesia III
3.550%, 06/09/2051(A)	135	93
Peruvian Government International Bond
5.875%, 08/08/2054	100	97

272	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Philippine Government International Bond
5.900%, 02/04/2050	$905	$916
Republic of Poland Government International Bond
5.500%, 04/04/2053	150	140
5.500%, 03/18/2054	425	394
Romanian Government International Bond
7.625%, 01/17/2053(A)	345	372
Saudi Government International Bond
5.875%, 01/12/2056(A)	315	305
Total Sovereign Debt
(Cost $11,904) ($ Thousands)		11,301

MUNICIPAL BONDS — 1.2%
California — 0.7%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	600	623
California State, Build America Project, GO
7.500%, 04/01/2034	1,185	1,353
7.350%, 11/01/2039	1,250	1,436
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	345	326
San Diego County, Water Authority, Build
America Project, RB
6.138%, 05/01/2049	295	300
University of California Regents, Build
America Project, Ser H, RB
6.548%, 05/15/2048	605	637
University of California, Ser AD, RB
4.858%, 05/15/2112	335	276
		4,951
Georgia — 0.0%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB 6.637%, 04/01/2057	262	279

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	545	557

Maryland — 0.0%
Maryland Economic Development, RB
5.433%, 05/31/2056	240	232
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey — 0.1%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	$760	$888

New York — 0.2%
City of New York New York, GO
5.392%, 10/01/2055	125	119
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	220	202
New York & New Jersey, Port Authority, Ser 174, RB
4.458%, 10/01/2062	905	749
		1,070
Texas — 0.1%
North Texas Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	490	529
Texas State, Build America Project, GO
5.517%, 04/01/2039	173	176
Texas State, Private Activity Bond Surface Transportation, RB
3.922%, 12/31/2049	355	279
		984

Total Municipal Bonds
(Cost $9,592) ($ Thousands)		8,961

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
Tennessee Valley Authority, PO
0.000%, 01/15/2038(F)	3,700	2,082
Tennessee Valley Authority
5.250%, 09/15/2039	285	295
5.250%, 02/01/2055	432	421

Total U.S. Government Agency Obligations
(Cost $2,918) ($ Thousands)		2,798

MORTGAGE-BACKED SECURITIES — 0.1%
Agency Mortgage-Backed Obligations — 0.1%
FHLMC REMICS CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	24	24
FNMA REMICS CMO, Ser 2007-68, Cl SC, IO
2.973%, 07/25/2037(B)	7	1
GNMA ARM
5.625%, H15T1Y + 1.500%, 06/20/2032(B)	13	13

SEI Institutional Investments Trust	273

SCHEDULE OF INVESTMENTS

May 31, 2026

Long Duration Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2010-4, Cl NS, IO
2.651%, 01/16/2040(B)	$25	$3
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041(F)	1,102	845
		886
Non-Agency Mortgage-Backed Obligations — 0.0%
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
4.559%, TSFR1M + 0.974%, 09/25/2034(B)	7	6
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	4	4
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.705%, 12/25/2034(B)	10	9
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
4.359%, TSFR1M + 0.774%, 01/25/2045(B)	12	12
		31

Total Mortgage-Backed Securities
(Cost $72) ($ Thousands)		917

	Shares
CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Institutional Class
3.490%**†	17,964,514	17,965
Total Cash Equivalent
(Cost $17,965) ($ Thousands)		17,965
Total Investments in Securities — 102.1%
(Cost $815,475) ($ Thousands)		$784,096

A list of the open futures contracts held by the Fund at May 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Notes	356	Sep-2026	$73,393	$73,536	$143
U.S. 5-Year Treasury Notes	93	Sep-2026	9,921	9,970	49
U.S. Long Treasury Bonds	95	Sep-2026	10,446	10,661	215
Ultra 10-Year U.S. Treasury Notes	238	Sep-2026	26,332	26,674	342
			120,092	120,841	749
Short Contracts
U.S. 5-Year Treasury Notes	(216)	Sep-2026	$(23,069)	$(23,158)	$(89)
U.S. Ultra Long Treasury Bonds	(124)	Sep-2026	(14,024)	(14,186)	(162)
Ultra 10-Year U.S. Treasury Notes	(63)	Sep-2026	(7,000)	(7,060)	(60)
			(44,093)	(44,404)	(311)
			$75,999	$76,437	$438

274	SEI Institutional Investments Trust

Percentages are based on Net Assets of $768,179 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2026.
†	Investment in Affiliated Security (see Note 6).
(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2026, the value of these securities amounted to $37,647 ($ Thousands), representing 4.9% of the Net Assets of the Fund.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Interest rate represents the security's effective yield at the time of purchase.
(E)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of May 31, 2026 was $722 ($ Thousands).
(F)	Zero coupon security.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	486,732	–	486,732
U.S. Treasury Obligations	–	255,422	–	255,422
Sovereign Debt	–	11,301	–	11,301
Municipal Bonds	–	8,961	–	8,961
U.S. Government Agency Obligations	–	2,798	–	2,798
Mortgage-Backed Securities	–	917	–	917
Cash Equivalent	17,965	–	–	17,965
Total Investments in Securities	17,965	766,131	–	784,096

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	749	–	–	749
Unrealized Depreciation	(311)	–	–	(311)
Total Other Financial Instruments	438	–	–	438

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$11,325	$653,352	$(646,712)	$—	$—	$17,965	$520	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust	275

SCHEDULE OF INVESTMENTS

May 31, 2026

Long Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 86.2%
Communication Services — 8.0%
Alphabet
5.700%, 11/15/2075	$9,066	$8,861
5.650%, 02/15/2056	6,230	6,193
5.500%, 02/15/2046	1,500	1,486
5.450%, 11/15/2055	12,440	12,014
5.350%, 11/15/2045	6,340	6,191
5.300%, 05/15/2065	2,802	2,595
5.250%, 05/15/2055	1,065	1,004
2.050%, 08/15/2050	2,229	1,198
1.900%, 08/15/2040	880	586
AT&T
6.000%, 04/30/2056	1,275	1,250
5.700%, 11/01/2054	1,740	1,641
4.300%, 12/15/2042	500	417
3.650%, 09/15/2059	2,361	1,541
3.550%, 09/15/2055	470	307
3.500%, 09/15/2053	2,857	1,890
Beignet Investor LLC
6.581%, 05/30/2049 (A)	4,633	4,776
Charter Communications Operating LLC / Charter Communications Operating Capital
6.484%, 10/23/2045	2,670	2,468
4.800%, 03/01/2050	925	686
Comcast
5.350%, 05/15/2053	1,070	948
4.600%, 08/15/2045	1,150	966
4.049%, 11/01/2052	4,198	3,025
4.000%, 03/01/2048	2,000	1,485
3.999%, 11/01/2049	2,200	1,609
3.969%, 11/01/2047	6,125	4,539
3.400%, 07/15/2046	4,035	2,782
2.987%, 11/01/2063	24,814	13,302
2.937%, 11/01/2056	46,020	25,809
2.887%, 11/01/2051	12,802	7,472
2.800%, 01/15/2051	255	147
Discovery Global Holdings
5.050%, 03/15/2042	1,575	1,152
HUT 8 DC LLC
6.192%, 11/15/2042 (A)	515	521
Meta Platforms
6.450%, 05/15/2066	6,973	7,028
6.300%, 05/15/2056	12,162	12,272
6.200%, 05/15/2046	5,810	5,874
5.750%, 05/15/2063	640	587
5.750%, 11/15/2065	3,995	3,661
5.625%, 11/15/2055	11,906	10,979
5.600%, 05/15/2053	2,315	2,144
5.550%, 08/15/2064	9,095	8,090
5.500%, 11/15/2045	10,350	9,715
5.400%, 08/15/2054	9,431	8,443
4.450%, 08/15/2052	6,885	5,401
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Paramount Global
5.900%, 10/15/2040	$355	$270
4.375%, 03/15/2043	3,580	2,291
RD Michigan Property Owner I LLC
7.500%, 03/30/2045 (A)	700	701
Time Warner Cable LLC
7.300%, 07/01/2038	1,921	2,002
6.750%, 06/15/2039	945	939
5.875%, 11/15/2040	1,741	1,565
5.500%, 09/01/2041	544	469
4.500%, 09/15/2042	1,440	1,089
T-Mobile USA
5.500%, 01/15/2055	2,511	2,348
3.300%, 02/15/2051	1,300	861
3.000%, 02/15/2041	560	416
TWDC Enterprises 18
4.125%, 12/01/2041	1,305	1,120
TWDC Enterprises 18 MTN
4.125%, 06/01/2044	1,604	1,329
Verizon Communications
6.200%, H15T5Y + 2.042%, 05/14/2056 (B)	935	949
5.875%, 11/30/2055	1,280	1,260
3.875%, 03/01/2052	2,684	1,992
3.400%, 03/22/2041	1,135	882
Walt Disney
3.600%, 01/13/2051	2,757	2,023
3.500%, 05/13/2040	3,715	3,052
2.750%, 09/01/2049	23,281	14,547
		233,160
Consumer Discretionary — 4.2%
7-Eleven
2.500%, 02/10/2041 (A)	1,155	783
Amazon.com
6.050%, 03/13/2076	4,796	4,837
5.950%, 03/13/2066	9,285	9,355
5.800%, 03/13/2056	14,450	14,464
5.650%, 03/13/2046	3,680	3,675
5.550%, 11/20/2065	1,355	1,285
5.450%, 11/20/2055	2,100	2,004
4.050%, 08/22/2047	3,486	2,805
3.950%, 04/13/2052	3,811	2,937
3.250%, 05/12/2061	12,101	7,551
3.100%, 05/12/2051	6,429	4,231
2.875%, 05/12/2041	845	629
2.700%, 06/03/2060	5,500	3,043
2.500%, 06/03/2050	7,465	4,390
Emory University
2.969%, 09/01/2050	600	391
Ford Foundation
2.815%, 06/01/2070	795	442

276	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Georgetown University
4.315%, 04/01/2049	$1,510	$1,242
Home Depot
5.950%, 04/01/2041	1,050	1,114
5.300%, 06/25/2054	4,485	4,230
4.500%, 12/06/2048	3,230	2,740
4.400%, 03/15/2045	4,975	4,253
4.250%, 04/01/2046	4,337	3,620
4.200%, 04/01/2043	1,620	1,381
3.900%, 06/15/2047	15,378	12,002
3.350%, 04/15/2050	3,670	2,555
3.300%, 04/15/2040	2,015	1,619
3.125%, 12/15/2049	2,565	1,717
2.750%, 09/15/2051	2,940	1,792
2.375%, 03/15/2051	6,514	3,681
Johns Hopkins University
4.083%, 07/01/2053	1,500	1,199
Lowe's
5.625%, 04/15/2053	215	207
4.250%, 04/01/2052	800	626
3.700%, 04/15/2046	2,266	1,697
Massachusetts Institute of Technology
5.618%, 06/01/2055	1,185	1,209
3.067%, 04/01/2052	2,540	1,699
NIKE
3.250%, 03/27/2040	3,740	2,979
Northwestern University
3.688%, 12/01/2038	1,040	920
Rockefeller Foundation
2.492%, 10/01/2050	3,635	2,192
Starbucks
3.350%, 03/12/2050	805	551
Trustees of Boston College
3.042%, 07/01/2057	680	425
University of Southern California
3.841%, 10/01/2047	1,125	888
3.028%, 10/01/2039	2,800	2,246
		121,606
Consumer Staples — 4.1%
Altria Group
10.200%, 02/06/2039	1,136	1,575
9.950%, 11/10/2038	500	671
3.400%, 02/04/2041	2,388	1,821
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	45,352	41,478
4.700%, 02/01/2036	900	876
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	1,240	1,564
8.000%, 11/15/2039	3,821	4,779
5.550%, 01/23/2049	7,205	7,102
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BAT Capital
4.390%, 08/15/2037	$1,075	$983
3.734%, 09/25/2040	335	271
Cargill
5.375%, 10/23/2055 (A)	3,055	2,912
Church & Dwight
5.000%, 06/15/2052	727	664
Coca-Cola
5.400%, 05/13/2064	2,720	2,621
5.200%, 01/14/2055	2,510	2,388
2.500%, 03/15/2051	2,085	1,243
Hormel Foods
3.050%, 06/03/2051	1,305	847
JBS
6.500%, 12/01/2052	355	359
4.375%, 02/02/2052	1,190	900
Kenvue
5.100%, 03/22/2043	535	510
5.050%, 03/22/2053	1,450	1,324
Kimberly-Clark
3.900%, 05/04/2047	1,500	1,178
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	1,160	1,284
Mars
5.700%, 05/01/2055 (A)	4,395	4,335
5.650%, 05/01/2045 (A)	6,930	6,872
PepsiCo
4.650%, 02/15/2053	3,589	3,153
3.450%, 10/06/2046	6,055	4,513
3.375%, 07/29/2049	535	382
Philip Morris International
4.875%, 11/15/2043	2,950	2,691
4.500%, 03/20/2042	4,900	4,320
4.125%, 03/04/2043	586	493
3.875%, 08/21/2042	1,220	996
Reynolds American
8.125%, 05/01/2040	2,390	2,784
Target
2.950%, 01/15/2052	2,695	1,715
Walmart
4.500%, 09/09/2052	1,710	1,484
4.500%, 04/15/2053	4,389	3,833
2.650%, 09/22/2051	4,500	2,797
2.500%, 09/22/2041	3,201	2,306
		120,024
Energy — 5.7%
Baker Hughes Holdings LLC
5.850%, 06/15/2056	1,765	1,760
BP Capital Markets America
4.812%, 02/13/2033	3,770	3,767
3.379%, 02/08/2061	11,411	7,418
3.001%, 03/17/2052	15	10

SEI Institutional Investments Trust	277

SCHEDULE OF INVESTMENTS

May 31, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.000%, 02/24/2050	$1,467	$960
2.939%, 06/04/2051	4,270	2,718
2.772%, 11/10/2050	3,592	2,223
Cenovus Energy
6.750%, 11/15/2039	420	464
ConocoPhillips
5.700%, 09/15/2063	775	755
5.650%, 01/15/2065	400	387
5.550%, 03/15/2054	705	685
5.300%, 05/15/2053	325	304
4.300%, 11/15/2044	3,235	2,734
4.025%, 03/15/2062	15,109	11,068
3.800%, 03/15/2052	1,835	1,356
Diamondback Energy
5.750%, 04/18/2054	1,111	1,092
Eastern Energy Gas Holdings LLC
5.650%, 10/15/2054	1,264	1,208
Enbridge
6.700%, 11/15/2053	1,175	1,298
Energy Transfer LP
6.050%, 06/01/2041	2,455	2,500
5.400%, 10/01/2047	822	748
5.150%, 03/15/2045	2,590	2,308
Eni SpA
6.000%, 05/18/2056 (A)	1,305	1,302
5.700%, 10/01/2040 (A)	1,900	1,869
5.250%, 05/18/2036 (A)	1,075	1,065
Enterprise Products Operating LLC
7.550%, 04/15/2038	2,000	2,379
6.125%, 10/15/2039	1,335	1,425
5.550%, 02/16/2055	11,447	11,093
5.200%, 01/15/2036	900	906
4.900%, 05/15/2046	6,665	6,035
4.850%, 08/15/2042	3,575	3,297
4.850%, 03/15/2044	1,205	1,103
3.700%, 01/31/2051	370	272
3.300%, 02/15/2053	310	208
EOG Resources
5.950%, 07/15/2055	400	410
5.650%, 12/01/2054	265	261
4.950%, 04/15/2050	1,600	1,433
Equinor
5.100%, 08/17/2040	2,700	2,652
4.800%, 11/08/2043	899	830
3.700%, 04/06/2050	1,200	905
3.625%, 04/06/2040	2,315	1,942
Exxon Mobil
4.327%, 03/19/2050	6,768	5,674
4.227%, 03/19/2040	3,070	2,782
4.114%, 03/01/2046	885	738
3.452%, 04/15/2051	14,942	10,718
3.095%, 08/16/2049	690	469
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Greensaif Pipelines Bidco SARL
6.103%, 08/23/2042 (A)	$1,100	$1,125
Hess
6.000%, 01/15/2040	3,620	3,835
5.600%, 02/15/2041	3,035	3,098
MPLX LP
6.200%, 09/15/2055	340	342
4.500%, 04/15/2038	656	596
Northern Natural Gas
4.300%, 01/15/2049 (A)	2,000	1,579
Occidental Petroleum
6.450%, 09/15/2036	1,675	1,819
Saudi Arabian Oil
6.375%, 06/02/2055 (A)	2,045	2,083
Saudi Arabian Oil MTN
5.750%, 07/17/2054 (A)	1,485	1,404
Shell Finance US
6.375%, 12/15/2038 (A)	2,751	3,025
5.500%, 03/25/2040 (A)	315	319
5.125%, 10/15/2041 (A)	1,600	1,537
4.550%, 08/12/2043	1,590	1,409
4.375%, 05/11/2045	10,260	8,781
4.000%, 05/10/2046	1,935	1,552
3.750%, 09/12/2046	7,579	5,877
3.250%, 04/06/2050	150	104
3.000%, 11/26/2051 (A)	6,787	4,413
Shell International Finance BV
3.625%, 08/21/2042	1,130	899
Suncor Energy
5.950%, 12/01/2034	243	255
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,020	2,355
TotalEnergies Capital
5.638%, 04/05/2064	1,980	1,927
5.488%, 04/05/2054	15	14
5.425%, 09/10/2064	595	561
TotalEnergies Capital International
3.127%, 05/29/2050	12,045	8,115
2.986%, 06/29/2041	1,165	873
Transcontinental Gas Pipe Line LLC
5.750%, 03/15/2056	2,217	2,188
		165,616
Financials — 17.8%
AIA Group MTN
4.875%, 03/11/2044 (A)	2,427	2,291
Alleghany
4.900%, 09/15/2044	1,170	1,054
Allstate
4.500%, 06/15/2043	278	240
Aon Corp / Aon Global Holdings PLC
3.900%, 02/28/2052	1,425	1,057

278	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Apollo Global Management
5.800%, 05/21/2054	$2,995	$2,896
Arthur J Gallagher
5.550%, 02/15/2055	2,310	2,185
Australia & New Zealand Banking Group MTN
5.816%, H15T1Y + 1.350%, 06/18/2036 (A)(B)	1,725	1,762
Bank of America
7.750%, 05/14/2038	450	537
6.000%, 10/15/2036	5,260	5,579
5.489%, SOFR + 1.572%, 04/23/2037 (B)	2,295	2,285
3.311%, SOFR + 1.580%, 04/22/2042 (B)	18,744	14,511
2.972%, SOFR + 1.560%, 07/21/2052 (B)	790	510
Bank of America MTN
5.875%, 02/07/2042	1,000	1,036
4.244%, TSFR3M + 2.076%, 04/24/2038 (B)	1,000	916
4.083%, TSFR3M + 3.412%, 03/20/2051 (B)	10,160	8,027
4.078%, TSFR3M + 1.582%, 04/23/2040 (B)	5,200	4,558
2.676%, SOFR + 1.930%, 06/19/2041 (B)	38,283	27,770
Berkshire Hathaway Finance
4.300%, 05/15/2043	1,300	1,146
4.200%, 08/15/2048	1,575	1,297
3.850%, 03/15/2052	5,905	4,497
2.850%, 10/15/2050	2,926	1,861
BlackRock Funding
5.350%, 01/08/2055	4,070	3,910
5.250%, 03/14/2054	3,925	3,713
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	3,387	3,457
Blackstone Reg Finance LLC
4.950%, 02/15/2036	845	823
Brookfield Asset Management
6.077%, 09/15/2055	4,213	4,261
5.298%, 01/15/2036	630	619
Brookfield Finance
5.813%, 03/03/2055	2,419	2,355
Brookfield Finance LLC
3.450%, 04/15/2050	490	335
CaixaBank MTN
5.402%, SOFR + 1.530%, 04/22/2037 (A)(B)	445	441
Capital One Financial
5.399%, SOFR + 1.508%, 01/30/2037 (B)	4,375	4,319
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	$1,402	$1,346
Chubb INA Holdings LLC
6.700%, 05/15/2036	1,620	1,816
4.350%, 11/03/2045	2,580	2,218
3.050%, 12/15/2061	2,540	1,557
Citibank
5.570%, 04/30/2034	1,830	1,907
Citigroup
8.125%, 07/15/2039	4,210	5,266
5.612%, SOFR + 1.746%, 03/04/2056 (B)	5,260	5,154
5.316%, SOFR + 4.548%, 03/26/2041 (B)	4,000	3,928
5.174%, SOFR + 1.488%, 09/11/2036 (B)	1,000	995
4.650%, 07/30/2045	1,134	1,004
3.878%, TSFR3M + 1.430%, 01/24/2039 (B)	3,795	3,296
2.904%, SOFR + 1.379%, 11/03/2042 (B)	1,863	1,352
Citigroup Capital III
7.625%, 12/01/2036	890	1,005
CME Group
4.150%, 06/15/2048	1,634	1,364
Credit Agricole
5.261%, SOFR + 1.430%, 01/12/2037 (A)(B)	485	477
CSL Finance PLC
5.106%, 04/03/2034 (A)	1,105	1,109
4.750%, 04/27/2052 (A)	2,644	2,251
4.625%, 04/27/2042 (A)	320	283
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	803
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(B)	2,890	2,808
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/2064 (A)(B)	830	838
4.747%, SOFR + 3.231%, 11/01/2057 (A)(B)	310	264
Global Atlantic Finance
6.750%, 03/15/2054 (A)	1,060	1,032
Goldman Sachs Capital I
6.345%, 02/15/2034	5,195	5,436
Goldman Sachs Group
6.250%, 02/01/2041	4,014	4,271
5.734%, SOFR + 1.696%, 01/28/2056 (B)	5,830	5,754
5.561%, SOFR + 1.580%, 11/19/2045 (B)	6,675	6,485
5.541%, SOFR + 1.320%, 01/21/2047 (B)	2,255	2,179

SEI Institutional Investments Trust	279

SCHEDULE OF INVESTMENTS

May 31, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.150%, 05/22/2045	$395	$361
5.065%, SOFR + 1.190%, 01/21/2037 (B)	615	602
4.939%, SOFR + 1.330%, 10/21/2036 (B)	1,245	1,209
4.411%, TSFR3M + 1.692%, 04/23/2039 (B)	14,600	13,179
4.017%, TSFR3M + 1.635%, 10/31/2038 (B)	7,930	6,964
3.436%, SOFR + 1.632%, 02/24/2043 (B)	1,335	1,024
3.210%, SOFR + 1.513%, 04/22/2042 (B)	4,138	3,123
2.908%, SOFR + 1.472%, 07/21/2042 (B)	4,600	3,323
Goldman Sachs Group MTN
4.800%, 07/08/2044	3,883	3,488
HSBC Bank USA
7.000%, 01/15/2039	7,977	8,996
HSBC Holdings PLC
6.500%, 09/15/2037	2,700	2,906
6.332%, SOFR + 2.650%, 03/09/2044 (B)	1,415	1,513
Intercontinental Exchange
4.250%, 09/21/2048	2,180	1,797
JPMorgan Chase
5.600%, 07/15/2041	2,670	2,719
5.576%, SOFR + 1.635%, 07/23/2036 (B)	3,027	3,076
5.534%, SOFR + 1.550%, 11/29/2045 (B)	7,880	7,841
5.500%, 10/15/2040	2,385	2,435
5.400%, 01/06/2042	1,604	1,594
5.148%, SOFR + 1.260%, 04/23/2037 (B)	3,405	3,384
4.032%, TSFR3M + 1.722%, 07/24/2048 (B)	1,125	901
3.964%, TSFR3M + 1.642%, 11/15/2048 (B)	8,890	7,049
3.897%, TSFR3M + 1.482%, 01/23/2049 (B)	7,115	5,562
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	20,170	17,822
3.328%, SOFR + 1.580%, 04/22/2052 (B)	1,705	1,179
3.157%, TSFR3M + 1.460%, 04/22/2042 (B)	10,201	7,777
3.109%, SOFR + 2.440%, 04/22/2051 (B)	3,855	2,573
3.109%, TSFR3M + 2.460%, 04/22/2041 (B)	370	287
2.525%, TSFR3M + 1.510%, 11/19/2041 (B)	6,570	4,663
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	$1,073	$1,009
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	2,952	2,657
Lloyds Banking Group PLC
5.668%, H15T1Y + 0.820%, 02/10/2047 (B)	4,189	4,112
4.943%, H15T1Y + 0.970%, 11/04/2036 (B)	3,090	2,993
LSEGA Financing PLC
3.200%, 04/06/2041 (A)	4,439	3,358
Marsh & McLennan
5.700%, 09/15/2053	1,490	1,474
5.450%, 03/15/2053	1,030	981
5.400%, 03/15/2055	2,092	1,988
4.900%, 03/15/2049	2,832	2,518
4.350%, 01/30/2047	1,120	929
4.200%, 03/01/2048	4,300	3,465
2.900%, 12/15/2051	1,175	732
Massachusetts Mutual Life Insurance
4.900%, 04/01/2077 (A)	2,690	2,136
Mastercard
3.950%, 02/26/2048	1,070	847
3.850%, 03/26/2050	5,651	4,390
MetLife
5.250%, 01/15/2054	1,100	1,035
5.000%, 07/15/2052	4,385	3,966
4.875%, 11/13/2043	2,100	1,932
4.721%, 12/15/2044	3,005	2,648
4.125%, 08/13/2042	2,095	1,761
4.050%, 03/01/2045	1,195	980
Moody's
4.875%, 12/17/2048	1,891	1,682
Morgan Stanley
5.900%, SOFR + 1.782%, 03/13/2047 (B)	10,040	10,189
5.664%, SOFR + 1.757%, 04/17/2036 (B)	2,380	2,449
5.516%, SOFR + 1.710%, 11/19/2055 (B)	6,335	6,141
5.296%, SOFRINDX + 1.410%, 04/10/2037 (B)	5,860	5,844
4.457%, TSFR3M + 1.693%, 04/22/2039 (B)	3,943	3,650
3.217%, SOFR + 1.485%, 04/22/2042 (B)	5,850	4,473
Morgan Stanley MTN
4.892%, SOFR + 1.314%, 10/22/2036 (B)	2,355	2,285
4.375%, 01/22/2047	115	97
4.300%, 01/27/2045	3,350	2,828
3.971%, TSFR3M + 1.455%, 07/22/2038 (B)	8,695	7,659

280	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.802%, SOFR + 1.430%, 01/25/2052 (B)	$685	$428
National Australia Bank
5.625%, H15T1Y + 1.180%, 06/04/2037 (A)(B)	995	996
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,820	2,348
4.350%, 04/30/2050 (A)	2,615	2,005
New York Life Global Funding MTN
5.350%, 01/23/2035 (A)	1,900	1,945
New York Life Insurance
6.750%, 11/15/2039 (A)	3,380	3,770
3.750%, 05/15/2050 (A)	1,460	1,075
Northwestern Mutual Life Insurance
6.170%, 05/29/2055 (A)	2,035	2,111
6.050%, 06/30/2056 (A)	1,230	1,256
3.625%, 09/30/2059 (A)	3,140	2,128
Pacific Life Insurance
4.300%, SOFR + 2.796%, 10/24/2067 (A)(B)	388	308
PayPal Holdings
3.250%, 06/01/2050	1,450	949
Progressive
3.700%, 03/15/2052	3,820	2,806
Prudential Financial MTN
5.700%, 12/14/2036	1,963	2,041
3.700%, 03/13/2051	2,850	2,077
Raymond James Financial
5.650%, 09/11/2055	800	775
4.950%, 07/15/2046	1,304	1,173
3.750%, 04/01/2051	2,294	1,663
S&P Global
3.900%, 03/01/2062	550	400
3.250%, 12/01/2049	3,176	2,196
Santander UK Group Holdings PLC
5.136%, SOFRINDX + 1.578%, 09/22/2036 (B)	235	228
Sumitomo Mitsui Financial Group
5.796%, SOFR + 1.780%, 07/08/2046 (B)	1,010	996
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	3,690	3,299
4.270%, 05/15/2047 (A)	2,943	2,373
3.300%, 05/15/2050 (A)	2,650	1,780
Travelers
5.700%, 07/24/2055	65	66
5.450%, 05/25/2053	3,175	3,088
4.600%, 08/01/2043	3,270	2,913
4.100%, 03/04/2049	4,053	3,239
4.050%, 03/07/2048	1,300	1,043
Travelers MTN
6.250%, 06/15/2037	900	984
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Truist Financial MTN
5.281%, SOFR + 1.414%, 04/23/2037 (B)	$1,260	$1,248
UBS
4.500%, 06/26/2048	1,990	1,719
UBS Group
5.580%, SOFR + 1.760%, 05/09/2036 (A)(B)	1,850	1,886
Visa
4.300%, 12/14/2045	5,755	4,961
2.000%, 08/15/2050	6,160	3,299
Wells Fargo
6.600%, 01/15/2038	9,970	10,956
5.950%, 08/26/2036	4,310	4,514
5.950%, 12/15/2036	1,002	1,021
5.850%, 02/01/2037	8,552	8,878
5.433%, SOFR + 1.230%, 01/23/2047 (B)	3,725	3,578
3.900%, 05/01/2045	2,509	1,991
3.068%, SOFR + 2.530%, 04/30/2041 (B)	4,045	3,077
Wells Fargo MTN
5.013%, TSFR3M + 4.502%, 04/04/2051 (B)	16,607	14,917
4.900%, 11/17/2045	1,410	1,234
4.750%, 12/07/2046	4,080	3,477
4.650%, 11/04/2044	1,940	1,651
4.611%, SOFR + 2.130%, 04/25/2053 (B)	3,090	2,606
4.400%, 06/14/2046	6,110	4,982
XL Group
5.250%, 12/15/2043	2,555	2,381
		517,836
Health Care — 14.5%
Abbott Laboratories
5.600%, 03/15/2066	4,330	4,221
5.500%, 03/15/2056	11,885	11,602
5.300%, 05/27/2040	1,520	1,530
4.900%, 11/30/2046	4,740	4,347
4.750%, 03/15/2038	3,210	3,096
AbbVie
5.650%, 03/15/2066	1,005	988
5.600%, 03/15/2055	980	971
5.550%, 03/15/2056	3,064	3,005
5.500%, 03/15/2064	2,525	2,432
5.400%, 03/15/2054	12,024	11,585
5.350%, 03/15/2044	4,344	4,253
4.875%, 11/14/2048	1,040	937
4.750%, 03/15/2045	5,860	5,282
4.700%, 05/14/2045	3,434	3,072
4.400%, 11/06/2042	635	560
4.250%, 11/21/2049	21,616	17,695

SEI Institutional Investments Trust	281

SCHEDULE OF INVESTMENTS

May 31, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Advocate Health & Hospitals
4.272%, 08/15/2048	$1,717	$1,393
Allina Health System
4.805%, 11/15/2045	1,666	1,483
Amgen
4.875%, 03/01/2053	530	462
4.400%, 05/01/2045	1,820	1,541
Ascension Health
4.923%, 11/15/2035	1,410	1,399
4.847%, 11/15/2053	520	460
3.945%, 11/15/2046	1,291	1,032
3.106%, 11/15/2039	2,870	2,251
AstraZeneca PLC
6.450%, 09/15/2037	1,994	2,226
4.375%, 11/16/2045	3,734	3,263
Banner Health
2.907%, 01/01/2042	1,781	1,294
Baptist Health South Florida
4.342%, 11/15/2041	610	536
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	4,458	3,732
4.700%, 07/15/2064 (A)	760	588
4.400%, 07/15/2044 (A)	2,017	1,621
3.950%, 04/15/2045 (A)	1,289	954
Bayer US Finance LLC
6.875%, 11/21/2053 (A)	885	957
6.500%, 11/21/2033 (A)	145	155
Baylor Scott & White Holdings
4.185%, 11/15/2045	1,250	1,039
Bristol-Myers Squibb
5.550%, 02/22/2054	4,970	4,841
4.550%, 02/20/2048	2,074	1,779
4.250%, 10/26/2049	11,505	9,341
3.900%, 03/15/2062	1,555	1,116
3.700%, 03/15/2052	8,564	6,253
3.550%, 03/15/2042	1,060	843
Carilion Clinic Obligated Group
3.147%, 07/01/2051	535	339
Children's Hospital Medical Center
2.820%, 11/15/2050	780	489
Cigna Group
3.875%, 10/15/2047	600	459
City of Hope
5.623%, 11/15/2043	920	890
CommonSpirit Health
5.662%, 09/01/2055	255	246
5.580%, 09/01/2045	1,285	1,245
4.975%, 09/01/2035	1,030	1,000
4.187%, 10/01/2049	665	516
CVS Health
5.875%, 06/01/2053	290	281
5.050%, 03/25/2048	3,700	3,247
4.780%, 03/25/2038	3,195	2,983
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Danaher
2.800%, 12/10/2051	$1,315	$819
Elevance Health
6.100%, 10/15/2052	350	358
5.850%, 11/01/2064	675	658
5.700%, 02/15/2055	1,205	1,163
5.650%, 06/15/2054	2,326	2,235
Eli Lilly
5.700%, 05/20/2066	1,670	1,678
5.650%, 10/15/2065	4,751	4,732
5.600%, 05/20/2056	3,425	3,435
5.550%, 10/15/2055	1,030	1,029
5.500%, 02/12/2055	725	719
5.200%, 08/14/2064	2,171	2,009
5.100%, 02/09/2064	3,242	2,953
5.050%, 08/14/2054	2,840	2,626
5.000%, 02/09/2054	5,000	4,612
4.950%, 02/27/2063	3,929	3,498
4.875%, 02/27/2053	2,140	1,938
3.950%, 03/15/2049	3,515	2,795
2.250%, 05/15/2050	3,650	2,078
GE HealthCare Technologies
6.377%, 11/22/2052	680	724
Gilead Sciences
5.500%, 11/15/2054	5,880	5,752
4.800%, 04/01/2044	750	683
4.750%, 03/01/2046	6,845	6,150
4.500%, 02/01/2045	2,500	2,182
4.150%, 03/01/2047	2,160	1,767
GlaxoSmithKline Capital
6.375%, 05/15/2038	4,719	5,215
Health Care Service A Mutual Legal Reserve
5.875%, 06/15/2054 (A)	2,868	2,737
3.200%, 06/01/2050 (A)	3,875	2,491
Hoag Memorial Hospital Presbyterian
3.803%, 07/15/2052	1,385	1,045
Humana
8.150%, 06/15/2038	1,510	1,778
4.625%, 12/01/2042	505	426
Indiana University Health Obligated Group
3.970%, 11/01/2048	1,645	1,301
Johnson & Johnson
4.850%, 05/15/2041	3,682	3,605
3.625%, 03/03/2037	790	708
3.400%, 01/15/2038	925	805
2.100%, 09/01/2040	1,335	934
Kaiser Foundation Hospitals
4.150%, 05/01/2047	710	581
3.266%, 11/01/2049	1,850	1,281
2.810%, 06/01/2041	7,045	5,175
Mass General Brigham
3.765%, 07/01/2048	650	493
3.192%, 07/01/2049	2,467	1,682

282	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Memorial Health Services
3.447%, 11/01/2049	$2,480	$1,739
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	235	224
4.125%, 07/01/2052	2,125	1,670
Merck
5.850%, 05/22/2056	700	718
5.750%, 05/22/2046	1,085	1,105
5.700%, 09/15/2055	6,399	6,411
5.700%, 12/04/2065	965	953
5.550%, 12/04/2055	3,190	3,135
5.500%, 03/15/2046	2,695	2,662
5.000%, 05/17/2053	3,295	2,988
4.900%, 05/17/2044	2,300	2,130
4.750%, 12/04/2035	460	452
4.150%, 05/18/2043	1,305	1,109
4.000%, 03/07/2049	550	436
3.900%, 03/07/2039	1,195	1,056
3.700%, 02/10/2045	6,875	5,390
2.900%, 12/10/2061	2,411	1,394
2.750%, 12/10/2051	1,330	814
2.350%, 06/24/2040	1,540	1,098
Merck Sharp & Dohme Corp
5.750%, 11/15/2036	1,200	1,270
MyMichigan Health
3.409%, 06/01/2050	2,220	1,547
Northwell Healthcare
4.260%, 11/01/2047	605	491
Novant Health
3.168%, 11/01/2051	2,615	1,710
Novartis Capital
5.700%, 03/18/2056	4,860	4,930
5.600%, 03/18/2046	4,915	4,975
4.400%, 05/06/2044	90	79
4.000%, 11/20/2045	775	642
NYU Langone Hospitals
5.750%, 07/01/2043	1,440	1,451
4.368%, 07/01/2047	1,410	1,201
Orlando Health Obligated Group
3.327%, 10/01/2050	710	498
PeaceHealth Obligated Group
4.787%, 11/15/2048	997	864
3.218%, 11/15/2050	3,300	2,195
Pfizer
4.400%, 05/15/2044	910	793
4.300%, 06/15/2043	2,500	2,159
4.200%, 09/15/2048	4,560	3,740
4.100%, 09/15/2038	1,900	1,721
3.900%, 03/15/2039	2,300	2,006
2.550%, 05/28/2040	575	419
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	1,118	1,031
5.300%, 05/19/2053	8,750	8,212
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.110%, 05/19/2043	$6,465	$6,144
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	1,520	1,126
Rady Children's Hospital-San Diego
3.154%, 08/15/2051	865	576
Roche Holdings
5.218%, 03/08/2054 (A)	3,244	3,115
2.607%, 12/13/2051 (A)	700	426
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,513
Sharp HealthCare
2.680%, 08/01/2050	1,350	818
Stanford Health Care
3.795%, 11/15/2048	4,162	3,208
Sutter Health
5.547%, 08/15/2053	1,478	1,445
Takeda Pharmaceutical
5.650%, 07/05/2054	500	487
3.175%, 07/09/2050	1,360	902
3.025%, 07/09/2040	700	531
Thermo Fisher Scientific
5.546%, 02/12/2046	4,130	4,095
UnitedHealth Group
6.625%, 11/15/2037	1,080	1,203
5.950%, 02/15/2041	770	802
5.950%, 06/15/2055	1,000	1,025
5.875%, 02/15/2053	7,776	7,806
5.750%, 07/15/2064	3,963	3,855
5.625%, 07/15/2054	14,573	14,150
5.500%, 07/15/2044	2,695	2,640
5.500%, 04/15/2064	2,620	2,453
5.375%, 04/15/2054	300	281
5.050%, 04/15/2053	80	72
4.750%, 07/15/2045	3,885	3,454
4.750%, 05/15/2052	3,275	2,813
4.450%, 12/15/2048	13,244	11,020
4.250%, 04/15/2047	1,380	1,125
4.250%, 06/15/2048	7,230	5,855
4.200%, 01/15/2047	1,477	1,197
3.950%, 10/15/2042	6,005	4,938
3.750%, 10/15/2047	705	531
3.700%, 08/15/2049	1,426	1,049
3.500%, 08/15/2039	4,135	3,400
3.250%, 05/15/2051	8,220	5,525
3.050%, 05/15/2041	7,551	5,693
West Virginia United Health System Obligated Group
3.129%, 06/01/2050	900	563
Willis-Knighton Medical Center
4.813%, 09/01/2048	1,475	1,270

SEI Institutional Investments Trust	283

SCHEDULE OF INVESTMENTS

May 31, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wyeth LLC
5.950%, 04/01/2037	$12,449	$13,246
		422,450
Industrials — 6.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.950%, 09/10/2034	1,050	1,024
3.850%, 10/29/2041	535	433
American Airlines Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	579	563
BAE Systems PLC
3.000%, 09/15/2050 (A)	1,776	1,173
Boeing
7.008%, 05/01/2064	925	1,057
5.805%, 05/01/2050	4,645	4,598
5.705%, 05/01/2040	1,740	1,774
3.750%, 02/01/2050	785	574
Burlington Northern Santa Fe LLC
5.800%, 03/15/2056	2,220	2,246
5.550%, 03/15/2056	295	288
5.500%, 03/15/2055	1,405	1,366
5.200%, 04/15/2054	1,530	1,423
5.150%, 09/01/2043	1,130	1,084
4.900%, 04/01/2044	7,991	7,424
4.550%, 09/01/2044	3,270	2,882
4.450%, 03/15/2043	560	495
4.450%, 01/15/2053	2,859	2,374
4.400%, 03/15/2042	2,825	2,509
4.375%, 09/01/2042	255	224
4.150%, 04/01/2045	9,450	7,858
4.050%, 06/15/2048	1,825	1,455
3.300%, 09/15/2051	4,105	2,800
3.050%, 02/15/2051	2,205	1,438
2.875%, 06/15/2052	4,310	2,685
Canadian National Railway
6.200%, 06/01/2036	1,680	1,827
4.500%, 11/07/2043	1,720	1,497
4.400%, 08/05/2052	1,451	1,217
3.650%, 02/03/2048	1,295	978
Canadian Pacific Railway
6.125%, 09/15/2115	1,405	1,455
5.500%, 03/15/2056	605	584
Caterpillar
4.750%, 05/15/2064	435	383
CSX
4.900%, 03/15/2055	10,025	8,945
4.500%, 11/15/2052	1,235	1,041
4.500%, 08/01/2054	1,625	1,360
4.300%, 03/01/2048	850	702
Cummins
2.600%, 09/01/2050	2,200	1,328
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Deere
5.700%, 01/19/2055	$1,410	$1,451
5.450%, 01/16/2035	1,957	2,032
2.875%, 09/07/2049	2,843	1,880
Eaton
5.450%, 03/06/2056	4,203	4,136
Emerson Electric
2.800%, 12/21/2051	3,306	2,064
GE Vernova
5.500%, 02/04/2056	850	824
General Dynamics
4.250%, 04/01/2040	1,270	1,141
4.250%, 04/01/2050	200	169
Honeywell Aerospace
5.852%, 03/16/2066 (A)	2,440	2,458
5.732%, 03/16/2056 (A)	11,702	11,707
5.622%, 03/16/2046 (A)	3,863	3,854
L3Harris Technologies
5.500%, 08/15/2054	590	572
Lockheed Martin
5.200%, 02/15/2055	4,135	3,875
5.200%, 02/15/2064	4,400	4,041
4.700%, 05/15/2046	300	267
4.300%, 06/15/2062	2,291	1,798
4.090%, 09/15/2052	4,907	3,859
4.070%, 12/15/2042	5,791	4,912
2.800%, 06/15/2050	1,000	633
Norfolk Southern
4.837%, 10/01/2041	4,300	4,007
3.700%, 03/15/2053	500	359
Northrop Grumman
5.200%, 06/01/2054	750	698
4.030%, 10/15/2047	15	12
RTX
6.400%, 03/15/2054	1,698	1,855
6.125%, 07/15/2038	295	318
4.625%, 11/16/2048	1,315	1,136
4.500%, 06/01/2042	2,905	2,597
3.750%, 11/01/2046	2,039	1,563
Siemens Financieringsmaatschappij
4.400%, 05/27/2045 (A)	215	187
2.875%, 03/11/2041 (A)	2,815	2,110
Siemens Funding BV
5.900%, 05/28/2065 (A)	2,005	2,058
5.800%, 05/28/2055 (A)	2,070	2,122
Snap-on
4.100%, 03/01/2048	3,886	3,146
TTX
4.600%, 02/01/2049 (A)	2,842	2,457
Union Pacific
4.950%, 05/15/2053	180	162
3.875%, 02/01/2055	1,970	1,471
3.839%, 03/20/2060	16,679	12,043

284	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 02/14/2053	$5,365	$3,786
3.375%, 02/14/2042	705	552
2.973%, 09/16/2062	2,490	1,461
2.950%, 03/10/2052	14,138	8,982
Union Pacific MTN
3.550%, 08/15/2039	795	670
United Airlines Pass-Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	1,002	1,039
United Airlines Pass-Through Trust, Ser 2024-1
5.450%, 02/15/2037	1,344	1,376
United Parcel Service
6.200%, 01/15/2038	1,492	1,623
6.050%, 05/14/2065	1,535	1,567
5.500%, 05/22/2054	1,035	998
5.050%, 03/03/2053	5,019	4,522
Waste Management
5.350%, 10/15/2054	5,661	5,451
WW Grainger
4.600%, 06/15/2045	998	891
		193,956
Information Technology — 6.2%
Amphenol
5.300%, 11/15/2055	6,881	6,513
Analog Devices
2.950%, 10/01/2051	6,492	4,189
2.800%, 10/01/2041	1,760	1,283
Apple
4.650%, 02/23/2046	1,360	1,230
4.375%, 05/13/2045	6,120	5,377
3.850%, 05/04/2043	500	417
3.850%, 08/04/2046	15,449	12,397
3.750%, 09/12/2047	6,175	4,818
3.750%, 11/13/2047	155	121
3.450%, 02/09/2045	8,765	6,747
2.950%, 09/11/2049	3,020	2,005
2.850%, 08/05/2061	5,015	2,933
2.800%, 02/08/2061	990	572
2.700%, 08/05/2051	3,550	2,195
2.650%, 05/11/2050	2,575	1,595
2.650%, 02/08/2051	11,215	6,878
2.375%, 02/08/2041	1,225	873
Applied Materials
4.350%, 04/01/2047	1,481	1,266
AppLovin
5.950%, 12/01/2054	1,045	1,003
Broadcom
5.700%, 01/15/2056	9,056	9,036
4.926%, 05/15/2037 (A)	1,530	1,487
4.900%, 02/15/2038	9,250	8,925
3.500%, 02/15/2041	1,755	1,403
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.187%, 11/15/2036 (A)	$535	$448
Cisco Systems
5.900%, 02/15/2039	3,135	3,340
5.500%, 01/15/2040	1,499	1,534
5.350%, 02/26/2064	2,300	2,161
5.300%, 02/26/2054	5,387	5,128
Foundry JV Holdco LLC
6.300%, 01/25/2039 (A)	1,840	1,944
6.100%, 01/25/2036 (A)	950	998
Intel
6.200%, 05/15/2066	375	377
6.125%, 05/15/2056	1,255	1,264
International Business Machines
5.700%, 02/10/2055	9,600	9,221
4.150%, 05/15/2039	3,230	2,830
4.000%, 06/20/2042	1,090	897
Intuit
5.500%, 09/15/2053	630	570
KLA
4.950%, 07/15/2052	3,507	3,185
3.300%, 03/01/2050	455	315
Lam Research
2.875%, 06/15/2050	3,058	1,964
Microsoft
3.041%, 03/17/2062	11,313	6,944
2.921%, 03/17/2052	15,039	9,703
2.525%, 06/01/2050	14,351	8,646
Oracle
6.850%, 02/04/2066	2,105	2,016
6.700%, 02/04/2056	1,280	1,233
6.550%, 02/04/2046	1,715	1,654
5.950%, 09/26/2055	1,850	1,618
4.125%, 05/15/2045	750	533
4.000%, 07/15/2046	1,336	929
4.000%, 11/15/2047	1,002	688
3.950%, 03/25/2051	2,375	1,560
3.600%, 04/01/2040	3,463	2,568
QUALCOMM
4.300%, 05/20/2047	2,720	2,255
Salesforce
6.550%, 03/15/2056	10,465	10,669
6.400%, 03/15/2046	735	750
2.900%, 07/15/2051	4,285	2,536
2.700%, 07/15/2041	895	617
ServiceNow
6.300%, 05/15/2056	1,145	1,182
Synopsys
5.700%, 04/01/2055	630	614
Tampa Electric
3.450%, 03/15/2051	850	595
Texas Instruments
5.150%, 02/08/2054	975	921

SEI Institutional Investments Trust	285

SCHEDULE OF INVESTMENTS

May 31, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.050%, 05/18/2063	$3,850	$3,468
		181,138
Materials — 1.2%
Barrick North America Finance LLC
5.750%, 05/01/2043	1,550	1,572
Barrick PD Australia Finance Pty
5.950%, 10/15/2039	2,345	2,454
BHP Billiton Finance USA
5.750%, 09/05/2055	3,935	4,002
5.000%, 02/15/2036	1,555	1,561
5.000%, 09/30/2043	4,475	4,225
Ecolab
2.700%, 12/15/2051	1,590	971
FMC
6.375%, 05/18/2053	1,403	1,093
Glencore Finance Canada
6.900%, 11/15/2037 (A)	345	383
Glencore Funding LLC
6.141%, 04/01/2055 (A)	3,280	3,381
5.893%, 04/04/2054 (A)	860	859
5.673%, 04/01/2035 (A)	1,705	1,754
5.508%, 04/01/2036 (A)	2,590	2,616
3.875%, 04/27/2051 (A)	1,385	1,023
3.375%, 09/23/2051 (A)	100	67
International Flavors & Fragrances
5.000%, 09/26/2048	1,063	938
4.375%, 06/01/2047	105	85
3.268%, 11/15/2040 (A)	805	610
Rio Tinto Finance USA
5.200%, 11/02/2040	3,152	3,110
2.750%, 11/02/2051	3,300	2,027
Rio Tinto Finance USA PLC
5.750%, 03/14/2055	1,691	1,712
5.250%, 03/14/2035	1,025	1,045
		35,488
Real Estate — 0.9%
American Homes 4 Rent LP
4.300%, 04/15/2052	2,095	1,633
3.375%, 07/15/2051	410	274
ERP Operating LP
4.500%, 07/01/2044	900	792
4.500%, 06/01/2045	900	776
Kilroy Realty
6.250%, 01/15/2036	865	869
5.875%, 10/15/2035	1,165	1,142
Kimco Realty OP LLC
3.700%, 10/01/2049	1,245	917
Nationwide Health Properties MTN
6.900%, 10/01/2037	1,600	1,758
Prologis
4.900%, 06/15/2036	1,050	1,029
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Prologis LP
5.250%, 05/15/2035	$795	$806
5.250%, 06/15/2053	3,662	3,467
5.250%, 03/15/2054	1,700	1,606
2.125%, 10/15/2050	4,240	2,276
Prologis Targeted US Logistics Fund
4.750%, 01/15/2036 (A)	1,125	1,081
Regency Centers LP
4.400%, 02/01/2047	850	712
Simon Property Group LP
6.750%, 02/01/2040	1,885	2,128
5.850%, 03/08/2053	1,228	1,245
4.250%, 11/30/2046	2,035	1,676
3.800%, 07/15/2050	1,550	1,163
3.250%, 09/13/2049	1,400	963
		26,313
Utilities — 16.9%
AEP Transmission LLC
5.400%, 03/15/2053	1,900	1,815
4.000%, 12/01/2046	4,543	3,618
3.800%, 06/15/2049	1,665	1,244
3.650%, 04/01/2050	1,525	1,115
3.150%, 09/15/2049	1,855	1,233
Alabama Power
5.200%, 06/01/2041	155	151
4.300%, 07/15/2048	1,420	1,164
3.850%, 12/01/2042	7,719	6,272
Ameren Illinois
5.625%, 03/01/2055	3,427	3,366
3.700%, 12/01/2047	3,950	2,972
3.250%, 03/15/2050	50	34
2.900%, 06/15/2051	3,924	2,454
American Transmission Systems
5.000%, 09/01/2044 (A)	850	772
American Water Capital
3.750%, 09/01/2047	1,000	761
Appalachian Power
4.500%, 03/01/2049	700	575
Arizona Public Service
4.500%, 04/01/2042	312	272
4.250%, 03/01/2049	450	354
Atmos Energy
4.125%, 10/15/2044	1,300	1,086
Baltimore Gas and Electric
5.400%, 06/01/2053	1,926	1,827
4.550%, 06/01/2052	594	494
3.500%, 08/15/2046	3,800	2,760
2.900%, 06/15/2050	970	611
Basin Electric Power Cooperative
5.850%, 10/15/2055 (A)	675	668
Berkshire Hathaway Energy
4.600%, 05/01/2053	500	418

286	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.450%, 01/15/2049	$3,540	$2,909
4.250%, 10/15/2050	4,255	3,376
3.800%, 07/15/2048	10,500	7,881
Boston Gas
6.119%, 07/20/2053 (A)	460	456
4.487%, 02/15/2042 (A)	250	212
CenterPoint Energy Houston Electric LLC
5.150%, 03/01/2034	965	979
4.500%, 04/01/2044	483	422
3.950%, 03/01/2048	1,000	787
2.900%, 07/01/2050	815	520
Chile Electricity Lux MPC II SARL
5.580%, 10/20/2035 (A)	1,818	1,847
Commonwealth Edison
5.950%, 06/01/2055	595	606
5.850%, 06/01/2056	815	820
5.300%, 02/01/2053	1,940	1,813
4.700%, 01/15/2044	4,878	4,335
4.600%, 08/15/2043	1,620	1,428
4.000%, 03/01/2048	2,925	2,295
4.000%, 03/01/2049	1,360	1,060
3.850%, 03/15/2052	900	668
3.750%, 08/15/2047	3,125	2,362
3.700%, 03/01/2045	4,785	3,694
3.125%, 03/15/2051	4,345	2,854
Connecticut Light and Power
5.250%, 01/15/2053	595	556
4.000%, 04/01/2048	2,652	2,101
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,158
6.150%, 11/15/2052	1,560	1,632
5.900%, 11/15/2053	910	921
5.750%, 11/15/2055	1,740	1,722
5.700%, 06/15/2040	40	41
5.500%, 03/15/2055	3,330	3,182
4.625%, 12/01/2054	1,575	1,316
4.500%, 05/15/2058	1,230	995
3.950%, 03/01/2043	6,246	5,109
3.875%, 06/15/2047	6,187	4,770
3.850%, 06/15/2046	3,572	2,769
3.700%, 11/15/2059	1,150	798
3.000%, 12/01/2060	1,700	1,001
Consumers Energy
4.350%, 04/15/2049	5,353	4,418
Dominion Energy
6.200%, H15T5Y + 2.006%, 02/15/2056 (B)	1,085	1,092
Dominion Energy South Carolina
5.100%, 06/01/2065	295	265
DTE Electric
5.850%, 05/15/2055	12,498	12,696
3.950%, 06/15/2042	80	65
3.700%, 03/15/2045	1,745	1,357
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Duke Energy Carolinas LLC
6.050%, 04/15/2038	$1,465	$1,562
6.000%, 01/15/2038	2,616	2,776
5.400%, 01/15/2054	1,435	1,370
5.350%, 01/15/2053	1,982	1,873
5.300%, 02/15/2040	5,490	5,454
4.250%, 12/15/2041	4,660	4,053
4.000%, 09/30/2042	11,735	9,725
3.200%, 08/15/2049	930	628
Duke Energy Florida LLC
5.950%, 11/15/2052	3,331	3,404
4.200%, 07/15/2048	2,000	1,601
3.400%, 10/01/2046	1,845	1,333
Duke Energy Indiana LLC
6.450%, 04/01/2039	3,040	3,338
6.350%, 08/15/2038	1,325	1,447
5.900%, 05/15/2055	1,545	1,560
4.900%, 07/15/2043	830	763
3.750%, 05/15/2046	750	574
3.250%, 10/01/2049	4,145	2,828
2.750%, 04/01/2050	2,290	1,406
Duke Energy Ohio
4.300%, 02/01/2049	605	487
Duke Energy Progress LLC
5.050%, 03/15/2035	1,555	1,559
4.375%, 03/30/2044	2,880	2,443
4.200%, 08/15/2045	3,025	2,490
4.150%, 12/01/2044	975	800
4.100%, 03/15/2043	860	717
3.600%, 09/15/2047	3,000	2,214
2.500%, 08/15/2050	430	249
Electricite de France
6.375%, 01/13/2055 (A)	960	980
6.250%, 04/22/2066 (A)	940	925
Elm Road Generating Station Supercritical LLC
5.848%, 01/19/2041 (A)	1,000	1,032
Entergy Arkansas LLC
5.750%, 01/15/2056	3,203	3,178
4.200%, 04/01/2049	1,400	1,116
3.350%, 06/15/2052	2,420	1,633
Entergy Louisiana LLC
5.800%, 03/15/2055	2,100	2,094
5.700%, 03/15/2054	3,895	3,838
4.900%, 04/15/2036	250	244
4.200%, 09/01/2048	1,030	827
4.200%, 04/01/2050	1,445	1,138
3.100%, 06/15/2041	2,755	2,085
2.900%, 03/15/2051	4,475	2,802
Entergy Mississippi LLC
5.800%, 04/15/2055	835	832
Entergy Texas
3.550%, 09/30/2049	1,190	845

SEI Institutional Investments Trust	287

SCHEDULE OF INVESTMENTS

May 31, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Essential Utilities
4.276%, 05/01/2049	$685	$547
Evergy Kansas Central
5.700%, 03/15/2053	500	495
3.450%, 04/15/2050	2,960	2,068
Evergy Metro
4.200%, 03/15/2048	1,000	802
FirstEnergy Transmission LLC
4.550%, 04/01/2049 (A)	350	294
Florida Power & Light
5.800%, 03/15/2065	1,155	1,147
5.750%, 06/01/2056	1,325	1,330
5.700%, 03/15/2055	3,025	3,012
5.690%, 03/01/2040	10,153	10,459
5.600%, 06/15/2054	1,560	1,536
5.600%, 02/15/2066	3,855	3,713
4.550%, 10/01/2044	700	592
4.050%, 06/01/2042	2,100	1,772
4.050%, 10/01/2044	2,065	1,693
3.950%, 03/01/2048	2,585	2,039
3.800%, 12/15/2042	3,565	2,882
3.700%, 12/01/2047	791	597
Georgia Power
4.300%, 03/15/2042	6,000	5,214
Idaho Power MTN
4.200%, 03/01/2048	1,380	1,115
Indiana Michigan Power
5.625%, 04/01/2053	655	643
5.600%, 03/15/2056	800	779
4.550%, 03/15/2046	780	664
4.250%, 08/15/2048	950	767
Indianapolis Power & Light
5.050%, 08/15/2035 (A)	1,070	1,066
4.650%, 06/01/2043 (A)	1,750	1,479
International Transmission
4.625%, 08/15/2043	1,525	1,349
Jersey Central Power & Light
6.150%, 06/01/2037	775	821
5.100%, 01/15/2035	905	903
Kentucky Utilities
5.850%, 08/15/2055	2,844	2,860
3.300%, 06/01/2050	1,270	867
KeySpan Gas East
5.819%, 04/01/2041 (A)	2,117	2,103
Louisville Gas and Electric
5.850%, 08/15/2055	1,350	1,361
MidAmerican Energy
5.500%, 11/15/2056	560	541
4.800%, 09/15/2043	4,910	4,451
4.400%, 10/15/2044	2,290	1,949
4.250%, 05/01/2046	1,925	1,591
4.250%, 07/15/2049	1,756	1,424
3.950%, 08/01/2047	520	408
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.650%, 08/01/2048	$2,680	$1,987
3.150%, 04/15/2050	2,025	1,354
Monongahela Power
5.850%, 02/15/2034 (A)	960	1,005
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	817
National Rural Utilities Cooperative Finance
4.400%, 11/01/2048	1,990	1,663
4.300%, 03/15/2049	3,178	2,620
Nevada Power
6.000%, 03/15/2054	2,375	2,406
5.900%, 05/01/2053	1,025	1,024
NextEra Energy Capital Holdings
5.850%, 03/01/2056	785	771
Niagara Mohawk Power
5.664%, 01/17/2054 (A)	1,546	1,464
4.119%, 11/28/2042 (A)	1,100	901
3.025%, 06/27/2050 (A)	500	313
NiSource
5.800%, 02/01/2042	900	887
Northern States Power
6.250%, 06/01/2036	1,170	1,271
6.200%, 07/01/2037	5,055	5,500
5.650%, 06/15/2054	1,070	1,060
5.100%, 05/15/2053	1,100	1,007
4.500%, 06/01/2052	1,270	1,066
3.400%, 08/15/2042	214	166
NSTAR Electric
4.950%, 09/15/2052	400	357
4.550%, 06/01/2052	2,360	1,987
Oglethorpe Power
6.200%, 12/01/2053	520	533
5.375%, 11/01/2040	1,620	1,574
5.250%, 09/01/2050	1,235	1,116
4.500%, 04/01/2047	1,095	904
4.200%, 12/01/2042	1,990	1,592
Ohio Edison
8.250%, 10/15/2038	655	826
Oklahoma Gas and Electric
5.800%, 04/01/2055	1,245	1,238
5.600%, 04/01/2053	1,155	1,112
Oncor Electric Delivery LLC
5.900%, 03/15/2056 (A)	1,970	1,993
5.350%, 10/01/2052	351	328
5.300%, 06/01/2042	399	384
5.250%, 09/30/2040	5,196	5,039
4.950%, 09/15/2052	1,738	1,543
4.550%, 12/01/2041	3,740	3,338
4.100%, 11/15/2048	750	593
3.800%, 06/01/2049	4,875	3,633
3.700%, 05/15/2050	375	274
2.700%, 11/15/2051	1,785	1,056

288	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pacific Gas and Electric
6.750%, 01/15/2053	$2,725	$2,865
6.150%, 03/01/2055	165	162
6.000%, 08/15/2035	185	191
5.900%, 10/01/2054	3,635	3,440
5.250%, 03/01/2052	110	95
4.950%, 07/01/2050	2,995	2,512
4.500%, 07/01/2040	2,015	1,740
4.450%, 04/15/2042	1,465	1,213
4.200%, 06/01/2041	650	534
3.500%, 08/01/2050	165	110
PacifiCorp
6.250%, 10/15/2037	1,265	1,328
6.000%, 01/15/2039	1,070	1,088
5.800%, 01/15/2055	1,830	1,747
5.500%, 05/15/2054	615	564
4.100%, 02/01/2042	1,755	1,421
3.300%, 03/15/2051	820	535
2.900%, 06/15/2052	1,900	1,134
PECO Energy
5.650%, 09/15/2055	3,955	3,901
5.250%, 09/15/2054	840	780
4.800%, 10/15/2043	1,505	1,349
4.600%, 05/15/2052	1,435	1,214
3.050%, 03/15/2051	1,919	1,246
Piedmont Natural Gas
4.650%, 08/01/2043	500	434
3.640%, 11/01/2046	1,300	955
Potomac Electric Power
5.500%, 03/15/2054	1,663	1,597
PPL Electric Utilities
4.750%, 07/15/2043	1,500	1,352
4.125%, 06/15/2044	3,925	3,250
3.950%, 06/01/2047	2,519	1,990
Public Service Electric and Gas
5.300%, 08/01/2054	2,100	1,984
Public Service Electric and Gas MTN
5.500%, 03/01/2040	1,900	1,914
5.125%, 03/15/2053	400	368
4.150%, 11/01/2045	2,381	1,946
4.050%, 05/01/2048	1,281	1,024
4.000%, 06/01/2044	945	756
3.650%, 09/01/2042	1,105	877
3.600%, 12/01/2047	3,215	2,392
3.200%, 08/01/2049	2,305	1,568
Public Service of Colorado
6.250%, 09/01/2037	965	1,040
5.850%, 05/15/2055	1,200	1,204
4.750%, 08/15/2041	40	37
4.500%, 06/01/2052	2,810	2,320
4.300%, 03/15/2044	1,425	1,190
4.100%, 06/15/2048	475	375
4.050%, 09/15/2049	1,255	972
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.950%, 03/15/2043	$2,855	$2,255
3.200%, 03/01/2050	1,010	678
Public Service of New Hampshire
5.150%, 01/15/2053	600	551
3.600%, 07/01/2049	1,420	1,035
Public Service of Oklahoma
5.450%, 01/15/2036	505	510
Puget Sound Energy
5.795%, 03/15/2040	130	133
5.598%, 09/15/2055	2,100	2,044
4.223%, 06/15/2048	2,470	1,994
2.893%, 09/15/2051	1,400	877
San Diego Gas & Electric
5.950%, 03/15/2056	530	537
5.400%, 04/15/2035	1,535	1,566
4.100%, 06/15/2049	1,340	1,045
3.750%, 06/01/2047	2,380	1,795
3.320%, 04/15/2050	4,884	3,291
Sempra
3.800%, 02/01/2038	850	721
Southern California Edison
6.200%, 09/15/2055	725	717
5.900%, 03/01/2055	2,560	2,436
5.750%, 04/15/2054	115	107
4.125%, 03/01/2048	5,735	4,315
4.050%, 03/15/2042	4,900	3,878
4.000%, 04/01/2047	3,225	2,404
Southern California Gas
6.000%, 06/15/2055	495	504
5.900%, 06/01/2056	650	658
5.750%, 06/01/2053	1,840	1,804
5.600%, 04/01/2054	555	533
4.300%, 01/15/2049	1,075	865
4.125%, 06/01/2048	2,280	1,779
3.750%, 09/15/2042	1,560	1,245
Southern Gas Capital
5.875%, 03/15/2041	100	103
4.400%, 06/01/2043	825	696
4.400%, 05/30/2047	50	42
3.950%, 10/01/2046	800	621
Southwest Gas
3.180%, 08/15/2051	1,065	699
Southwestern Electric Power
6.200%, 03/15/2040	854	891
3.850%, 02/01/2048	1,320	975
Southwestern Public Service
6.000%, 06/01/2054	800	811
4.500%, 08/15/2041	8,125	7,178
3.700%, 08/15/2047	1,370	1,020
Tucson Electric Power
5.900%, 04/15/2055	1,545	1,552
4.850%, 12/01/2048	1,620	1,425
4.000%, 06/15/2050	220	168

SEI Institutional Investments Trust	289

SCHEDULE OF INVESTMENTS

May 31, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.250%, 05/01/2051	$1,000	$662
Union Electric
5.550%, 03/15/2056	795	770
5.450%, 03/15/2053	2,090	2,001
5.125%, 03/15/2055	4,135	3,764
Virginia Electric and Power
8.875%, 11/15/2038	2,114	2,780
6.350%, 11/30/2037	2,425	2,631
5.700%, 03/15/2056	4,097	4,037
5.600%, 09/15/2055	3,165	3,074
5.450%, 04/01/2053	2,335	2,225
5.000%, 01/15/2034	1,130	1,134
4.650%, 08/15/2043	5,800	5,125
4.600%, 12/01/2048	1,730	1,470
4.450%, 02/15/2044	7,465	6,411
4.000%, 01/15/2043	300	246
4.000%, 11/15/2046	1,578	1,238
3.800%, 09/15/2047	805	615
2.950%, 11/15/2051	900	565
2.450%, 12/15/2050	1,040	595
Vistra Operations LLC
5.550%, 04/30/2036 (A)	705	702
Wisconsin Electric Power
5.050%, 10/01/2054	1,711	1,546
4.300%, 10/15/2048	2,021	1,663
3.650%, 12/15/2042	2,310	1,773
Wisconsin Power & Light
4.100%, 10/15/2044	325	261
3.650%, 04/01/2050	360	258
Wisconsin Public Service
2.850%, 12/01/2051	1,000	617
Xcel Energy
4.800%, 09/15/2041	1,907	1,699
		493,616
Total Corporate Obligations
(Cost $2,773,120) ($ Thousands)		2,511,203

U.S. TREASURY OBLIGATIONS — 7.9%
U.S. Treasury Bills
3.623%, 07/30/2026 (C)	6,490	6,451
3.617%, 06/23/2026 (C)	12,635	12,607
U.S. Treasury Bonds
5.140%, 08/15/2048 (C)	7,365	2,364
5.118%, 11/15/2048 (C)	7,455	2,365
5.084%, 05/15/2045 (C)	5,960	2,278
5.000%, 05/15/2046	2,965	2,973
5.000%, 05/15/2056	3,980	3,992
4.750%, 02/15/2056	50,767	48,927
4.625%, 11/15/2045	4,610	4,405
4.625%, 02/15/2046	34,057	32,524
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.625%, 11/15/2055	$19,183	$18,110
3.000%, 02/15/2049 (D)	9,239	6,686
2.500%, 05/15/2046 (D)	25,180	17,170
2.000%, 02/15/2050	37,080	21,401
U.S. Treasury Inflation-Protected Securities
1.875%, 01/15/2036	691	681
1.375%, 02/15/2044	4,163	3,451
0.750%, 02/15/2045	4,651	3,352
U.S. Treasury Notes
4.375%, 05/15/2036	35,447	35,264
4.125%, 02/15/2036	4,943	4,822
4.000%, 11/15/2035	694	671

Total U.S. Treasury Obligations
(Cost $231,353) ($ Thousands)		230,494

MUNICIPAL BONDS — 3.1%
California — 1.4%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	3,795	3,939
California State University, RB
5.183%, 11/01/2053	2,225	2,074
California State University, Ser B, RB
3.899%, 11/01/2047	2,375	1,942
California State, Build America Project, GO
7.625%, 03/01/2040	2,510	2,971
7.600%, 11/01/2040	385	462
7.550%, 04/01/2039	1,535	1,827
7.500%, 04/01/2034	3,375	3,855
7.300%, 10/01/2039	13,085	14,967
California State, GO
5.875%, 10/01/2041	1,745	1,805
City of San Francisco California Public Utilities Commission Water Revenue, RB
6.950%, 11/01/2050	1,465	1,602
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,025	1,125
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	1,250	789
3.006%, 05/15/2050	2,400	1,567
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	990	1,005
University of California, Ser AQ, RB
4.767%, 05/15/2115	1,076	869
University of California, Ser J, RB
4.131%, 05/15/2045	1,000	904
		41,703

290	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
District of Columbia — 0.0%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	$530	$436

Georgia — 0.0%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	1,114	1,188

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	3,205	3,276

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	2,890	2,869

Maryland — 0.1%
Maryland Economic Development, RB
5.433%, 05/31/2056	2,255	2,180

Massachusetts — 0.1%
Massachusetts State, Build America Project, GO
5.456%, 12/01/2039	3,085	3,131

Missouri — 0.0%
Missouri State, Health & Educational Facilities Authority, Ser A, RB
3.685%, 02/15/2047	675	516

New Jersey — 0.1%
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,460	2,799

New York — 0.6%
City of New York, Ser H, GO
5.935%, 02/01/2055	2,650	2,714
New York & New Jersey, Port Authority, Ser 174, RB
4.458%, 10/01/2062	2,690	2,225
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	465	440
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	$750	$764
5.882%, 06/15/2044	500	498
5.724%, 06/15/2042	4,720	4,673
5.440%, 06/15/2043	3,000	2,860
New York State, Dormitory Authority, Build America Project, RB
5.628%, 03/15/2039	1,265	1,293
New York State, Empire State Development, Build America Project, RB
5.770%, 03/15/2039	1,315	1,351
		16,818
Ohio — 0.1%
American Municipal Power, Build America Project, RB
6.053%, 02/15/2043	3,245	3,291
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/2038 (E)	455	380
2.833%, 01/01/2038	5	4
		3,675
Texas — 0.5%
City of Houston, GO
3.961%, 03/01/2047	750	639
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/2044	2,250	2,207
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	325	325
North Texas Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	2,220	2,395
San Antonio, Electric & Gas Systems Revenue, Build America Project, RB
5.808%, 02/01/2041	2,800	2,884
Texas State, Build America Project, GO
5.517%, 04/01/2039	3,791	3,847
University of Texas, Board of Regents, Ser B, RB
2.439%, 08/15/2049	1,220	739
		13,036
Virginia — 0.0%
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	447

Total Municipal Bonds
(Cost $105,247) ($ Thousands)		92,074

SEI Institutional Investments Trust	291

SCHEDULE OF INVESTMENTS

May 31, 2026

Long Duration Credit Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT — 1.1%
Abu Dhabi Government International Bond MTN
3.000%, 09/15/2051(A)	$550	$357
Chile Government International Bond
5.330%, 01/05/2054	2,565	2,447
3.860%, 06/21/2047	295	232
3.500%, 01/25/2050	800	577
3.100%, 05/07/2041	6,815	5,186
3.100%, 01/22/2061	455	282
Israel Government International Bond
5.875%, 01/13/2056	1,240	1,200
5.750%, 03/12/2054	2,715	2,587
4.125%, 01/17/2048	1,105	851
3.875%, 07/03/2050	2,945	2,127
Mexico Government International Bond
7.375%, 05/13/2055	5,885	6,208
6.750%, 02/09/2056	1,955	1,916
Oman Government International Bond
6.750%, 01/17/2048(A)	345	376
Qatar Government International Bond
4.817%, 03/14/2049(A)	220	202
Republic of Poland Government International Bond
5.500%, 03/18/2054	4,235	3,928
Saudi Government International Bond
5.875%, 01/12/2056(A)	4,110	3,985

Total Sovereign Debt
(Cost $34,315) ($ Thousands)		32,461

LOAN PARTICIPATION — 0.0%
Discovery Global Holdings, Inc., Initial Dollar Term Loan
2.500%, 05/27/2033	500	501

Total Loan Participation
(Cost $499) ($ Thousands)		501

	Shares
CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
3.490%**†	25,264,854	25,265
Total Cash Equivalent
(Cost $25,265) ($ Thousands)		25,265
Total Investments in Securities — 99.2%
(Cost $3,169,799) ($ Thousands)		$2,891,998

292	SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at May 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Notes	1,194	Sep-2026	$246,165	$246,635	$470
U.S. 5-Year Treasury Notes	402	Sep-2026	42,920	43,099	179
U.S. Long Treasury Bonds	68	Sep-2026	7,453	7,632	179
U.S. Ultra Long Treasury Bonds	287	Sep-2026	32,300	32,835	535
Ultra 10-Year U.S. Treasury Notes	530	Sep-2026	58,639	59,401	762
			387,477	389,602	2,125
Short Contracts
U.S. 5-Year Treasury Notes	(289)	Sep-2026	$(30,862)	$(30,984)	$(122)
U.S. Ultra Long Treasury Bonds	(249)	Sep-2026	(27,995)	(28,488)	(493)
Ultra 10-Year U.S. Treasury Notes	(416)	Sep-2026	(46,193)	(46,624)	(431)
			(105,050)	(106,096)	(1,046)
			$282,427	$283,506	$1,079

Percentages are based on Net Assets of $2,914,568 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2026.
†	Investment in Affiliated Security (see Note 6).
(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2026, the value of these securities amounted to $183,009 ($ Thousands), representing 6.3% of the Net Assets of the Fund.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Interest rate represents the security's effective yield at the time of purchase.
(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of May 31, 2026 was $4,133 ($ Thousands).
(E)	Security is escrowed to maturity.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	2,511,203	–	2,511,203
U.S. Treasury Obligations	–	230,494	–	230,494
Municipal Bonds	–	92,074	–	92,074
Sovereign Debt	–	32,461	–	32,461
Loan Participation	–	501	–	501
Cash Equivalent	25,265	–	–	25,265
Total Investments in Securities	25,265	2,866,733	–	2,891,998

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	2,125	–	–	2,125
Unrealized Depreciation	(1,046)	–	–	(1,046)
Total Other Financial Instruments	1,079	–	–	1,079

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$36,075	$1,168,043	$(1,178,853)	$—	$—	$25,265	$1,138	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust	293

SCHEDULE OF INVESTMENTS

May 31, 2026

Ultra Short Duration Bond Fund

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS — 36.4%
Communication Services — 1.4%
AT&T
4.250%, 03/01/2027	$2,685	$2,685
NTT Finance
4.567%, 07/16/2027 (A)	2,185	2,190
		4,875
Consumer Discretionary — 4.4%
Amazon.com
3.850%, 03/13/2028	925	921
American Honda Finance MTN
4.550%, 07/09/2027	2,210	2,214
2.300%, 09/09/2026	900	895
AutoZone
5.050%, 07/15/2026	975	976
BMW US Capital LLC
4.300%, 03/17/2028 (A)	925	923
Element Fleet Management
5.643%, 03/13/2027 (A)	635	640
General Motors Financial
4.350%, 01/17/2027	1,815	1,814
Hyundai Capital America
5.250%, 01/08/2027 (A)	2,395	2,408
4.875%, 06/23/2027 (A)	675	678
Marriott International
4.200%, 07/15/2027	550	550
Mercedes-Benz Finance North America LLC
4.875%, 07/31/2026 (A)	1,125	1,127
4.125%, 03/10/2028 (A)	925	919
Toyota Motor Credit
4.500%, 05/14/2027	650	653
Toyota Motor Credit MTN
3.750%, 01/12/2028	925	920
		15,638
Consumer Staples — 1.2%
BAT Capital
3.215%, 09/06/2026	1,455	1,451
Mars
4.450%, 03/01/2027 (A)	2,995	3,004
		4,455
Energy — 1.2%
Columbia Pipelines Holding LLC
6.055%, 08/15/2026 (A)	100	100
Enbridge
3.700%, 07/15/2027	1,600	1,589
ONEOK
5.550%, 11/01/2026	2,705	2,718
		4,407

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Financials — 20.9%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/2027 (A)(B)	$700	$703
4.988%, H15T1Y + 0.780%, 12/03/2028 (A)(B)	2,660	2,676
American Express
4.009%, SOFR + 0.581%, 02/09/2029 (B)	3,005	2,984
Ares Capital
7.000%, 01/15/2027	475	481
Athene Global Funding
4.587%, SOFR + 0.950%, 04/19/2027 (A)(B)	900	902
Aviation Capital Group LLC
1.950%, 09/20/2026 (A)	825	819
Avolon Holdings Funding
2.528%, 11/18/2027 (A)	1,850	1,794
Bank of America
4.623%, SOFR + 1.110%, 05/09/2029 (B)	580	582
1.734%, SOFR + 0.960%, 07/22/2027 (B)	2,330	2,321
Banque Federative du Credit Mutuel
5.896%, 07/13/2026 (A)	475	476
Blackstone Holdings Finance LLC
5.900%, 11/03/2027 (A)	850	864
BPCE
5.203%, 01/18/2027 (A)	600	604
Canadian Imperial Bank of Commerce
5.615%, 07/17/2026	350	350
5.237%, 06/28/2027	515	521
Citigroup
3.887%, TSFR3M + 1.825%, 01/10/2028 (B)	2,475	2,467
Citizens Bank
4.192%, SOFR + 0.700%, 01/29/2029 (B)	925	918
Cooperatieve Rabobank UA
5.500%, 10/05/2026	750	754
4.655%, H15T1Y + 1.750%, 08/22/2028 (A)(B)	2,440	2,444
4.372%, 05/27/2027	1,125	1,128
Corebridge Global Funding
5.750%, 07/02/2026 (A)	1,013	1,014
Credit Agricole
5.589%, 07/05/2026 (A)	1,095	1,097
Danske Bank MTN
4.662%, H15T1Y + 0.750%, 03/27/2029 (A)(B)	900	900
Deutsche Bank NY
4.853%, SOFR + 1.219%, 11/16/2027 (B)	1,100	1,102

294	SEI Institutional Investments Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Equitable America Global Funding
3.950%, 09/15/2027 (A)	$130	$129
F&G Global Funding MTN
5.875%, 06/10/2027 (A)	350	354
Fidelity National Information Services
4.450%, 03/10/2028	355	354
Fifth Third Bancorp
6.361%, SOFRINDX + 2.192%, 10/27/2028 (B)	2,170	2,224
Goldman Sachs Group
4.555%, SOFR + 0.920%, 10/21/2027 (B)	550	551
3.691%, TSFR3M + 1.772%, 06/05/2028 (B)	2,400	2,383
Guardian Life Global Funding
5.550%, 10/28/2027 (A)	1,315	1,337
HSBC Holdings PLC
5.887%, SOFR + 1.570%, 08/14/2027 (B)	2,405	2,412
JPMorgan Chase
1.470%, SOFR + 0.765%, 09/22/2027 (B)	3,180	3,152
Lincoln Financial Global Funding
4.625%, 05/28/2028 (A)	650	651
Lloyds Banking Group PLC
5.462%, H15T1Y + 1.375%, 01/05/2028 (B)	470	473
LPL Holdings
5.700%, 05/20/2027	2,210	2,235
Macquarie Bank MTN
3.915%, 02/03/2028 (A)	925	919
Metropolitan Life Global Funding I
4.250%, 04/13/2028 (A)	900	898
Morgan Stanley MTN
1.512%, SOFR + 0.858%, 07/20/2027 (B)	2,985	2,973
Morgan Stanley Private Bank
4.213%, SOFR + 0.762%, 02/08/2030 (B)	490	485
Nasdaq
3.850%, 06/30/2026	750	750
Nationwide Building Society
6.557%, SOFR + 1.910%, 10/18/2027 (A)(B)	500	504
New York Life Global Funding MTN
5.450%, 09/18/2026 (A)	750	753
4.850%, 01/09/2028 (A)	2,690	2,711
Nordea Bank Abp MTN
1.500%, 09/30/2026 (A)	825	818
Pacific Life Global Funding II
5.500%, 08/28/2026 (A)	600	602

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (B)	$375	$378
5.300%, SOFR + 1.342%, 01/21/2028 (B)	440	443
5.102%, SOFR + 0.796%, 07/23/2027 (B)	2,145	2,147
4.075%, SOFR + 0.610%, 01/26/2029 (B)	925	920
Principal Life Global Funding II
5.000%, 01/16/2027 (A)	485	487
Royal Bank of Canada MTN
5.200%, 07/20/2026	600	601
5.069%, SOFR + 0.790%, 07/23/2027 (B)	2,470	2,473
Santander UK Group Holdings PLC
1.673%, SOFR + 0.989%, 06/14/2027 (B)	2,050	2,048
Skandinaviska Enskilda Banken
1.200%, 09/09/2026 (A)	825	819
Swedbank
6.136%, 09/12/2026 (A)	700	704
Toronto-Dominion Bank
3.913%, 01/13/2028	925	918
Truist Bank
4.144%, SOFR + 0.662%, 01/27/2029 (B)	2,395	2,381
UBS
4.864%, SOFR + 0.720%, 01/10/2028 (B)	550	552
1.250%, 06/01/2026	1,050	1,050
US Bank
4.507%, SOFR + 0.690%, 10/22/2027 (B)	2,435	2,437
Voya Financial
3.650%, 06/15/2026	309	309
Wells Fargo MTN
4.100%, 06/03/2026	650	650
		74,886
Health Care — 1.3%
Augusta SpinCo
4.321%, 09/23/2027	925	924
HCA
4.517%, SOFR + 0.870%, 03/01/2028 (B)	1,430	1,433
Pfizer
3.875%, 11/15/2027	900	897
RWJ Barnabas Health
2.954%, 07/01/2026	545	544
Solventum
5.450%, 02/25/2027	154	155

SEI Institutional Investments Trust	295

SCHEDULE OF INVESTMENTS

May 31, 2026

Ultra Short Duration Bond Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Stryker
4.550%, 02/10/2027	$775	$778
		4,731
Industrials — 1.7%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
6.100%, 01/15/2027	500	505
2.450%, 10/29/2026	375	372
Air Lease
2.200%, 01/15/2027	2,080	2,052
Caterpillar Financial Services
4.500%, 01/07/2027	775	777
Howmet Aerospace
3.750%, 03/03/2028	925	915
John Deere Capital
4.500%, 01/08/2027	775	777
PACCAR Financial MTN
3.900%, 02/05/2029	745	741
		6,139
Information Technology — 0.8%
Oracle
2.650%, 07/15/2026	925	923
Salesforce
4.500%, 03/15/2028	1,940	1,942
		2,865
Materials — 0.3%
Rio Tinto Finance USA
4.375%, 03/12/2027	1,010	1,013

Utilities — 3.2%
Alliant Energy Finance LLC
5.400%, 06/06/2027 (A)	595	600
Consumers Securitization Funding LLC
5.550%, 03/01/2028	121	121
DTE Electric
4.250%, 05/14/2027	365	366
Duke Energy Progress NC Storm Funding LLC
1.295%, 07/01/2028	199	192
FirstEnergy Pennsylvania Electric
4.150%, 03/15/2028 (A)	925	920
Georgia Power
4.060%, SOFRINDX + 0.420%, 11/22/2027 (B)	725	727
3.918%, SOFRINDX + 0.280%, 09/15/2026 (B)	1,175	1,175
National Rural Utilities Cooperative Finance MTN
3.950%, 12/10/2027	1,790	1,781

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
NextEra Energy Capital Holdings
4.433%, SOFRINDX + 0.800%, 02/04/2028 (B)	$2,315	$2,325
NYSEG Storm Funding LLC
4.713%, 05/01/2029	732	735
Pacific Gas and Electric
5.000%, 06/04/2028	1,765	1,777
WEC Energy Group
4.750%, 01/15/2028	540	543
		11,262
Total Corporate Obligations
(Cost $130,249) ($ Thousands)		130,271

ASSET-BACKED SECURITIES — 32.1%
Automotive — 18.5%

Ally Auto Receivables Trust, Ser 2025-1, Cl A2
4.030%, 07/17/2028	525	525
Ally Auto Receivables Trust, Ser 2026-1, Cl A2
3.910%, 11/15/2028	200	200
Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Cl B
5.827%, 05/17/2032 (A)	693	702
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A2
4.830%, 03/15/2028 (A)	46	46
AmeriCredit Automobile Receivables Trust, Ser 2024-1, Cl B
5.380%, 06/18/2029	700	708
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/2032 (A)	33	33
ARI Fleet Lease Trust, Ser 2023-B, Cl A3
5.890%, 07/15/2032 (A)	943	954
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (A)	40	40
ARI Fleet Lease Trust, Ser 2024-B, Cl A2
5.540%, 04/15/2033 (A)	699	702
ARI Fleet Lease Trust, Ser 2025-B, Cl A2
4.590%, 03/15/2034 (A)	233	233
ARI Fleet Lease Trust, Ser 2026-A, Cl A2
3.960%, 11/15/2034 (A)	2,205	2,198
ARI Fleet Lease Trust, Ser 2026-B, Cl A2
4.340%, 02/15/2035 (A)	115	115
BMW Vehicle Lease Trust, Ser 2025-1, Cl A2A
4.430%, 09/27/2027	181	181
BMW Vehicle Lease Trust, Ser 2025-2, Cl A3
3.970%, 09/25/2028	585	584

296	SEI Institutional Investments Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
ASSET-BACKED SECURITIES (continued)
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	$229	$230
BofA Auto Trust, Ser 2025-1A, Cl A2A
4.520%, 11/22/2027 (A)	37	37
BofA Auto Trust, Ser 2026-1A, Cl A3
4.180%, 10/15/2030 (A)	385	383
Capital One Prime Auto Receivables Trust, Ser 2025-1, Cl A2A
3.880%, 01/16/2029	1,498	1,496
Carmax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/2027	102	102
CarMax Auto Owner Trust, Ser 2023-2, Cl B
5.180%, 11/15/2028	885	892
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	21	21
Carvana Auto Receivables Trust, Ser 2022-N1, Cl A2
3.210%, 12/11/2028 (A)	886	879
Carvana Auto Receivables Trust, Ser 2025-P3, Cl A2
4.070%, 02/12/2029	608	608
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (A)	58	57
CPS Auto Receivables Trust, Ser 2025-C, Cl B
4.710%, 12/17/2029 (A)	1,390	1,393
Credit Acceptance Auto Loan Trust, Ser 2023-3A, Cl A
6.390%, 08/15/2033 (A)	150	150
Drive Auto Receivables Trust, Ser 2025-1, Cl A3
4.730%, 09/15/2032	835	837
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (A)	51	51
Enterprise Fleet Financing LLC, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (A)	499	503
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (A)	183	184
Enterprise Fleet Financing LLC, Ser 2024-4, Cl A2
4.690%, 07/20/2027 (A)	897	899
First Investors Auto Owner Trust, Ser 2023-1A, Cl A
6.440%, 10/16/2028 (A)	86	87
Ford Credit Auto Lease Trust, Ser 2026-A, Cl A2A
3.830%, 08/15/2028	335	334

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	$188	$188
Ford Credit Auto Owner Trust, Ser 2024-C, Cl A2A
4.320%, 08/15/2027	29	29
Ford Credit Auto Owner Trust, Ser 2025-A, Cl A2A
4.470%, 12/15/2027	439	440
Ford Credit Auto Owner Trust, Ser 2025-B, Cl A3
3.910%, 04/15/2030	370	368
Ford Credit Auto Owner Trust, Ser 2025-C, Cl A2A
3.990%, 09/15/2028	430	430
Ford Credit Auto Owner Trust, Ser 2026-A, Cl A2A
4.020%, 01/15/2029	925	925
Ford Credit Floorplan Master Owner Trust, Ser 2025-1, Cl A1
4.630%, 04/15/2030	2,650	2,663
GM Financial Automobile Leasing Trust, Ser 2025-2, Cl A3
4.580%, 05/22/2028	500	502
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A2A
4.190%, 10/20/2027	260	260
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A3
4.170%, 08/21/2028	1,000	1,000
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A4
4.200%, 08/20/2029	1,160	1,158
GM Financial Automobile Leasing Trust, Ser 2026-1, Cl A2
3.770%, 04/20/2028	210	209
GM Financial Automobile Leasing Trust, Ser 2026-1, Cl A3
3.880%, 01/22/2029	1,250	1,243
GM Financial Consumer Automobile Receivables Trust, Ser 2023-1, Cl A3
4.660%, 02/16/2028	243	244
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A3
5.450%, 06/16/2028	841	845
GM Financial Consumer Automobile Receivables Trust, Ser 2025-2, Cl A2A
4.400%, 02/16/2028	59	59
GM Financial Consumer Automobile Receivables Trust, Ser 2025-4, Cl A2A
3.880%, 12/18/2028	1,091	1,090
GM Financial Consumer Automobile Receivables Trust, Ser 2026-1, Cl A2A
3.770%, 03/16/2029	350	349

SEI Institutional Investments Trust	297

SCHEDULE OF INVESTMENTS

May 31, 2026

Ultra Short Duration Bond Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
ASSET-BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust, Ser 2026-2, Cl A2A
4.050%, 05/16/2029	$405	$405
GMF Floorplan Owner Revolving Trust Series, Ser 2025-1A, Cl A1
4.590%, 03/15/2029 (A)	1,160	1,164
GMF Floorplan Owner Revolving Trust, Ser 2023-1, Cl A1
5.340%, 06/15/2028 (A)	700	700
Hertz Vehicle Financing III LLC, Ser 2023-1A, Cl A
5.490%, 06/25/2027 (A)	338	339
Hertz Vehicle Financing III LLC, Ser 2023-3A, Cl A
5.940%, 02/25/2028 (A)	400	403
Honda Auto Receivables Owner Trust, Ser 2023-3, Cl A3
5.410%, 02/18/2028	367	368
Honda Auto Receivables Owner Trust, Ser 2025-2, Cl A2A
4.300%, 01/18/2028	173	174
Honda Auto Receivables Owner Trust, Ser 2025-4, Cl A2A
4.040%, 06/15/2028	675	675
Honda Auto Receivables Owner Trust, Ser 2026-1, Cl A3
3.780%, 09/23/2030	175	173
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A2A
4.600%, 06/15/2027 (A)	1,018	1,019
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A2A
4.580%, 09/15/2027 (A)	207	208
Hyundai Auto Lease Securitization Trust, Ser 2025-C, Cl A3
4.360%, 07/17/2028 (A)	925	927
Hyundai Auto Lease Securitization Trust, Ser 2026-A, Cl A2A
3.850%, 05/15/2028 (A)	580	579
Hyundai Auto Lease Securitization Trust, Ser 2026-B, Cl A2A
4.060%, 09/15/2028 (A)	925	924
Hyundai Auto Receivables Trust, Ser 2025-A, Cl A3
4.320%, 10/15/2029	720	721
Hyundai Auto Receivables Trust, Ser 2025-B, Cl A2A
4.450%, 08/15/2028	328	328
Hyundai Auto Receivables Trust, Ser 2025-C, Cl A3
3.880%, 04/15/2030	455	452
Hyundai Auto Receivables Trust, Ser 2025-D, Cl A2A
4.030%, 11/15/2028	880	880

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust, Ser 2026-A, Cl A3
3.790%, 02/18/2031	$310	$307
Mercedes-Benz Auto Lease Trust, Ser 2025-A, Cl A3
4.610%, 04/16/2029	265	266
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A3
5.210%, 08/16/2027	28	28
Navistar Financial Dealer Note Master Owner Trust II, Ser 2025-1, Cl A
4.180%, 09/25/2030 (A)	2,255	2,249
Navistar Financial Dealer Note Master Owner Trust II, Ser 2025-1, Cl B
4.420%, 09/25/2030 (A)	635	633
NextGear Floorplan Master Owner Trust, Ser 2024-1A, Cl A2
5.120%, 03/15/2029 (A)	250	252
NextGear Floorplan Master Owner Trust, Ser 2024-2A, Cl A2
4.420%, 09/15/2029 (A)	1,500	1,502
Nissan Auto Lease Trust, Ser 2024-A, Cl A3
4.910%, 04/15/2027	140	140
Nissan Auto Lease Trust, Ser 2026-A, Cl A2A
3.900%, 05/15/2028	640	639
Nissan Auto Receivables Owner Trust, Ser 2022-A, Cl A4
2.070%, 12/17/2029	169	169
Nissan Auto Receivables Owner Trust, Ser 2023-B, Cl A3
5.930%, 03/15/2028	333	334
Nissan Auto Receivables Owner Trust, Ser 2025-A, Cl A3
4.490%, 12/17/2029	805	808
Octane Receivables Trust, Ser 2023-3A, Cl A2
6.440%, 03/20/2029 (A)	14	14
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/2029 (A)	227	228
Porsche Financial Auto Securitization Trust, Ser 2025-1A, Cl A2B
3.957%, SOFR30A + 0.340%, 03/22/2029 (A)(B)	574	574
Porsche Innovative Lease Owner Trust, Ser 2024-1A, Cl A3
4.670%, 11/22/2027 (A)	775	776
Porsche Innovative Lease Owner Trust, Ser 2025-1A, Cl A3
4.610%, 10/20/2028 (A)	465	468
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/2029	625	624

298	SEI Institutional Investments Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2025-4, Cl A2
4.280%, 01/15/2029	$226	$226
SCCU Auto Receivables Trust, Ser 2025-1A, Cl A2
4.670%, 11/15/2028 (A)	147	147
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl B
5.038%, 07/25/2031 (A)	378	381
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl C
5.185%, 07/25/2031 (A)	336	338
Securitized Term Auto Receivables Trust, Ser 2026-A, Cl B
4.284%, 03/25/2033 (A)	1,234	1,228
SFS Auto Receivables Securitization Trust, Ser 2024-3A, Cl A3
4.550%, 06/20/2030 (A)	887	889
SFS Auto Receivables Securitization Trust, Ser 2025-2A, Cl A3
4.440%, 12/20/2030 (A)	420	421
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A3
4.470%, 07/20/2028 (A)	1,170	1,173
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A4
4.500%, 03/20/2029 (A)	1,005	1,007
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl B
4.740%, 04/20/2029 (A)	407	408
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-BA, Cl A4
4.290%, 06/20/2029 (A)	195	195
Toyota Auto Receivables Owner Trust, Ser 2025-B, Cl A2A
4.460%, 03/15/2028	203	203
Toyota Auto Receivables Owner Trust, Ser 2025-C, Cl A2A
4.290%, 06/15/2028	308	309
Toyota Auto Receivables Owner Trust, Ser 2025-D, Cl A2B
3.963%, SOFR30A + 0.320%, 08/15/2028 (B)	1,089	1,090
Toyota Auto Receivables Owner Trust, Ser 2026-A, Cl A2A
3.800%, 12/15/2028	875	874
Toyota Lease Owner Trust, Ser 2024-B, Cl A3
4.210%, 09/20/2027 (A)	375	375
Toyota Lease Owner Trust, Ser 2025-B, Cl A3
3.960%, 11/20/2028 (A)	395	393

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
ASSET-BACKED SECURITIES (continued)
Toyota Lease Owner Trust, Ser 2026-A, Cl A3
3.820%, 02/20/2029 (A)	$545	$541
USB Auto Owner Trust, Ser 2025-1A, Cl A2
4.510%, 06/15/2028 (A)	91	91
Volkswagen Auto Lease Trust, Ser 2025-A, Cl A2A
4.430%, 12/20/2027	786	787
Volkswagen Auto Lease Trust, Ser 2025-B, Cl A3
4.010%, 01/22/2029	505	504
Volkswagen Auto Lease Trust, Ser 2026-A, Cl A2A
4.060%, 08/21/2028	925	925
Volkswagen Auto Loan Enhanced Trust, Ser 2025-2, Cl A2A
4.000%, 08/21/2028	658	658
Westlake Automobile Receivables Trust, Ser 2026-1A, Cl A2A
4.020%, 09/15/2028 (A)	220	220
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (A)	147	147
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (A)	216	218
Wheels Fleet Lease Funding 1 LLC, Ser 2024-2A, Cl A1
4.870%, 06/21/2039 (A)	354	356
Wheels Fleet Lease Funding 1 LLC, Ser 2025-1A, Cl A1
4.570%, 01/18/2040 (A)	723	726
Wheels Fleet Lease Funding 1 LLC, Ser 2026-1A, Cl A2A
4.300%, 04/18/2039 (A)	208	208
World Omni Auto Receivables Trust, Ser 2022-D, Cl A3
5.610%, 02/15/2028	103	103
World Omni Auto Receivables Trust, Ser 2026-A, Cl A3
3.860%, 05/15/2031	285	282
World Omni Automobile Lease Securitization Trust, Ser 2024-A, Cl A4
5.250%, 09/17/2029	1,125	1,130
World Omni Automobile Lease Securitization Trust, Ser 2025-A, Cl A3
4.420%, 04/17/2028	290	291
World Omni Automobile Lease Securitization Trust, Ser 2026-A, Cl A2A
4.020%, 12/15/2028	550	549
		66,209

SEI Institutional Investments Trust	299

SCHEDULE OF INVESTMENTS

May 31, 2026

Ultra Short Duration Bond Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
ASSET-BACKED SECURITIES (continued)
Credit Cards — 2.0%
American Express Credit Account Master Trust, Ser 2023-2, Cl A
4.800%, 05/15/2030	$140	$141
American Express Credit Account Master Trust, Ser 2024-3, Cl A
4.650%, 07/15/2029	1,750	1,762
Evergreen Credit Card Trust, Ser 2025-CRT5, Cl B
5.240%, 05/15/2029 (A)	920	926
Synchrony Card Funding LLC, Ser 2024-A2, Cl A
4.930%, 07/15/2030	3,025	3,050
Trillium Credit Card Trust II, Ser 2025-1A, Cl B
4.405%, 09/26/2030 (A)	330	329
WF Card Issuance Trust, Ser 2025-A1, Cl A
4.340%, 05/15/2030	1,005	1,007
		7,215
Mortgage Related Securities — 0.2%
JP Morgan Mortgage Acquisition Trust, Ser 2007-CH2, Cl MV2
4.149%, TSFR1M + 0.564%, 01/25/2037 (B)	407	401
RCKT Mortgage Trust, Ser 2023-CES1, Cl A1A
6.515%, 06/25/2043 (A)(B)	71	71
RCKT Mortgage Trust, Ser 2025-CES1, Cl A1A
5.653%, 01/25/2045 (A)(C)	272	274
		746
Other Asset-Backed Securities — 11.4%
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028 (A)	–	–
Amur Equipment Finance Receivables XII LLC, Ser 2023-1A, Cl A2
6.090%, 12/20/2029 (A)	232	233
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl A2
5.380%, 01/21/2031 (A)	1,189	1,197
Amur Equipment Finance Receivables XV LLC, Ser 2025-1A, Cl A2
4.700%, 09/22/2031 (A)	492	494
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (A)	96	88
Ares XXXIV CLO, Ser 2025-2A, Cl A1R4
4.970%, TSFR3M + 1.290%, 07/17/2038 (A)(B)	2,000	2,002
Auxilior Term Funding, Ser 2023-1A, Cl A2
6.180%, 12/15/2028 (A)	7	7

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
ASSET-BACKED SECURITIES (continued)
Bain Capital Credit CLO, Ser 2025-2A, Cl AR3
4.600%, TSFR3M + 0.920%, 10/17/2032 (A)(B)	$1,750	$1,750
Bain Capital Credit CLO, Ser 2026-4A, Cl A1RR
4.675%, TSFR3M + 1.000%, 10/20/2034 (A)(B)	1,475	1,475
Barings Equipment Finance LLC, Ser 2025-B, Cl A2
4.020%, 02/13/2029 (A)	245	245
Barings Equipment Finance LLC, Ser 2026-A, Cl A2
3.890%, 04/13/2029 (A)	290	289
CBAMR, Ser 2025-5A, Cl A1R
5.020%, TSFR3M + 1.340%, 10/17/2038 (A)(B)	265	266
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/2030 (A)	18	18
CCG Receivables Trust, Ser 2025-1, Cl A2
4.480%, 10/14/2032 (A)	132	133
CCG Receivables Trust, Ser 2025-2, Cl A2
4.140%, 08/15/2034 (A)	382	382
CIFC Funding, Ser 2025-5A, Cl A1R2
4.943%, TSFR3M + 1.270%, 10/15/2038 (A)(B)	1,000	1,002
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	368	369
CNH Equipment Trust, Ser 2024-C, Cl A2A
4.300%, 02/18/2028	37	37
CNH Equipment Trust, Ser 2025-A, Cl A2A
4.300%, 08/15/2028	262	262
CNH Equipment Trust, Ser 2026-A, Cl A2A
3.820%, 06/15/2029	716	715
Dext ABS LLC, Ser 2023-2, Cl A2
6.560%, 05/15/2034 (A)	8	8
DLLAA LLC, Ser 2025-1A, Cl A2
4.700%, 10/20/2027 (A)	236	237
Dryden 94 CLO, Ser 2024-94A, Cl AR
5.033%, TSFR3M + 1.360%, 10/15/2037 (A)(B)	700	701
FirstKey Homes Trust, Ser 2022-SFR3, Cl A
4.250%, 07/17/2038 (A)	364	363
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	363	359
HINNT LLC, Ser 2024-A, Cl A
5.490%, 03/15/2043 (A)	706	714
HPEFS Equipment Trust, Ser 2025-2A, Cl A2
4.070%, 11/22/2032 (A)	410	410
John Deere Owner Trust, Ser 2024-C, Cl A2A
4.360%, 08/16/2027	8	8

300	SEI Institutional Investments Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
ASSET-BACKED SECURITIES (continued)
John Deere Owner Trust, Ser 2026-A, Cl A2A
3.850%, 12/15/2028	$185	$185
KKR CLO 21, Ser 2018-21, Cl A
4.935%, TSFR3M + 1.262%, 04/15/2031 (A)(B)	50	50
Kubota Credit Owner Trust, Ser 2025-1A, Cl A2
4.610%, 12/15/2027 (A)	668	669
Kubota Credit Owner Trust, Ser 2025-2A, Cl A2
4.480%, 04/17/2028 (A)	151	152
Kubota Credit Owner Trust, Ser 2026-1A, Cl A2
3.840%, 01/16/2029 (A)	195	194
MMAF Equipment Finance LLC, Ser 2024-A, Cl A2
5.200%, 09/13/2027 (A)	98	98
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (A)	108	106
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	319	305
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	539	493
Neuberger Berman Loan Advisers CLO 50, Ser 2026-50A, Cl AR2
4.706%, TSFR3M + 1.040%, 07/23/2036 (A)(B)	170	170
NYCTL Trust, Ser 2025-A, Cl A
4.840%, 11/10/2038 (A)	840	833
OneMain Financial Issuance Trust, Ser 2022-S1, Cl A
4.130%, 05/14/2035 (A)	232	232
Palmer Square CLO, Ser 2021-3A, Cl A1R
4.963%, TSFR3M + 1.290%, 10/15/2038 (A)(B)	760	761
Palmer Square Loan Funding, Ser 2026-1A, Cl A2R
4.823%, TSFR3M + 1.150%, 10/15/2032 (A)(B)	925	925
Palmer Square Loan Funding, Ser 2026-3A, Cl A1R
4.470%, TSFR3M + 0.820%, 08/08/2032 (A)(B)	859	858
PFS Financing, Ser 2025-A, Cl B
5.000%, 01/15/2029 (A)	800	802
PFS Financing, Ser 2025-B, Cl A
4.850%, 02/15/2030 (A)	545	549
SCF Equipment Leasing LLC, Ser 2025-2A, Cl A2
4.260%, 12/22/2031 (A)	1,725	1,726
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
ASSET-BACKED SECURITIES (continued)
SCF Equipment Trust LLC, Ser 2025-1A, Cl A2
4.820%, 07/22/2030 (A)	$37	$37
Sixth Street CLO VIII, Ser 2024-8A, Cl A1R2
4.825%, TSFR3M + 1.150%, 10/20/2034 (A)(B)	1,600	1,600
SoFi Consumer Loan Program Trust, Ser 2025-1, Cl A
4.800%, 02/27/2034 (A)	498	499
STAR Trust, Ser 2024-SFR4, Cl A
5.377%, TSFR1M + 1.750%, 10/17/2041 (A)(B)	798	798
STAR Trust, Ser 2024-SFR4, Cl B
5.727%, TSFR1M + 2.100%, 10/17/2041 (A)(B)	425	425
STAR Trust, Ser 2025-SFR5, Cl A
5.078%, TSFR1M + 1.450%, 02/17/2042 (A)(B)	399	399
STAR Trust, Ser 2025-SFR5, Cl B
5.378%, TSFR1M + 1.750%, 02/17/2042 (A)(B)	800	799
Tricon Residential Trust, Ser 2024-SFR2, Cl A
4.750%, 06/17/2040 (A)	548	545
Tricon Residential Trust, Ser 2026-SFR1, Cl A
4.728%, TSFR1M + 1.100%, 02/17/2043 (A)(B)	484	483
Tricon Residential Trust, Ser 2026-SFR1, Cl B
4.978%, TSFR1M + 1.350%, 02/17/2043 (A)(B)	485	485
Tricon Trust, Ser 2026-SFR2, Cl A
4.903%, TSFR1M + 1.300%, 06/17/2043 (A)(B)	1,155	1,155
Tricon Trust, Ser 2026-SFR2, Cl B
5.003%, TSFR1M + 1.400%, 06/17/2043 (A)(B)	1,145	1,145
Trinity Rail Leasing 2020 LLC, Ser 2020-2A, Cl A2
2.560%, 11/19/2050 (A)	1,120	1,081
Triumph Rail Holdings LLC, Ser 2021-2, Cl A
2.150%, 06/19/2051 (A)	431	419
TRP 2021 LLC, Ser 2021-1, Cl A
2.070%, 06/19/2051 (A)	83	80
TSTAT, Ser 2026-1A, Cl AR3
4.615%, TSFR3M + 0.940%, 01/20/2032 (A)(B)	844	844
USQ Rail I LLC, Ser 2021-1A, Cl A
2.250%, 02/28/2051 (A)	1,140	1,082
USQ Rail II LLC, Ser 2021-3A, Cl A
2.210%, 06/28/2051 (A)	1,447	1,399

SEI Institutional Investments Trust	301

SCHEDULE OF INVESTMENTS

May 31, 2026

Ultra Short Duration Bond Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
ASSET-BACKED SECURITIES (continued)
Verizon Master Trust Series, Ser 2025-9, Cl A1A
3.960%, 10/21/2030	$360	$359
Verizon Master Trust Series, Ser 2026-1, Cl A1A
3.940%, 02/20/2031	925	920
Verizon Master Trust, Ser 2024-6, Cl B
4.420%, 08/20/2030	895	895
Verizon Master Trust, Ser 2025-1, Cl A
4.710%, 01/21/2031	320	322
Volvo Financial Equipment LLC Series, Ser 2025-2A, Cl A2
3.960%, 06/15/2028 (A)	240	240
Voya CLO, Ser 2017-3A, Cl A1RR
4.735%, TSFR3M + 1.060%, 04/20/2034 (A)(B)	1,200	1,200
Voya CLO, Ser 2024-2A, Cl AR
4.875%, TSFR3M + 1.200%, 07/20/2032 (A)(B)	639	639
		40,722
Total Asset-Backed Securities
(Cost $114,990) ($ Thousands)		114,892

MORTGAGE-BACKED SECURITIES — 13.7%
Agency Mortgage-Backed Obligations — 4.0%
FHLMC
3.000%, 03/01/2030 to 09/01/2030	994	974
FHLMC ARM
6.165%, H15T1Y + 2.165%, 02/01/2030(B)	–	–
FHLMC CMO, Ser 2018-4783, Cl BV
4.000%, 03/15/2037	155	155
FHLMC CMO, Ser 2019-4938, Cl CA
2.500%, 04/25/2048	801	761
FHLMC CMO, Ser 2021-5081, Cl HE
1.000%, 01/15/2044	124	111
FHLMC CMO, Ser 2022-5264, Cl AB
4.500%, 08/25/2039	31	31
FHLMC REMICS CMO, Ser 2013-4150, Cl GE
2.000%, 01/15/2033	1,704	1,619
FHLMC REMICS CMO, Ser 2013-4166, Cl PV
3.250%, 07/15/2037	1,517	1,509
FHLMC REMICS CMO, Ser 2014-4385, Cl EU
3.000%, 04/15/2035	1,460	1,448
FHLMC REMICS CMO, Ser 2015-4479, Cl TA
3.000%, 07/15/2034	638	630
FHLMC REMICS CMO, Ser 2018-4753, Cl QV
3.500%, 12/15/2040	56	56
FHLMC STRIP CMO, Ser 2026-431, Cl LB
4.000%, 04/25/2027	1,793	1,788

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA
6.000%, 01/01/2027 to 04/01/2040	$48	$50
3.500%, 11/01/2034	31	31
3.000%, 10/01/2030	93	91
2.500%, 06/01/2029	1,255	1,238
FNMA ARM
5.840%, H15T1Y + 2.215%, 01/01/2029(B)	1	1
FNMA CMO, Ser 2001-33, Cl FA
4.177%, SOFR30A + 0.564%, 07/25/2031(B)	2	2
FNMA CMO, Ser 2011-99, Cl KB
3.500%, 10/25/2026	3	3
FNMA CMO, Ser 2013-1, Cl DC
2.000%, 02/25/2033	425	398
FNMA CMO, Ser 2016-99, Cl H
3.000%, 08/25/2043	58	57
FNMA CMO, Ser 2022-77, Cl CA
5.000%, 04/25/2039	46	46
FNMA CMO, Ser 2023-16, Cl VE
5.500%, 03/25/2034	399	404
FNMA REMICS CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	66	64
FNMA REMICS CMO, Ser 2015-57, Cl CA
3.000%, 08/25/2034	136	135
FNMA REMICS CMO, Ser 2016-81, Cl PA
3.000%, 02/25/2044	556	553
FNMA REMICS CMO, Ser 2023-32, Cl BD
5.500%, 07/25/2042	1,422	1,440
GNMA CMO, Ser 2013-88, Cl WC
2.000%, 11/20/2041	169	166
GNMA CMO, Ser 2025-47, Cl HA
5.000%, 11/20/2052	629	624
		14,385
Non-Agency Mortgage-Backed Obligations — 9.7%
ALA Trust, Ser 2025-OANA, Cl A
5.371%, TSFR1M + 1.743%, 06/15/2040(A)(B)	1,840	1,847
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	10	10
BANK, Ser 2017-BNK7, Cl ASB
3.265%, 09/15/2060	42	41
BOCA Commercial Mortgage Trust, Ser 2025-BOCA, Cl A
5.227%, TSFR1M + 1.600%, 12/15/2042(A)(B)	1,750	1,752
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	106	101

302	SEI Institutional Investments Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	$27	$27
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(B)	193	179
BX Commercial Mortgage Trust, Ser 2026-CSMO, Cl A
5.027%, TSFR1M + 1.400%, 02/15/2043(A)(B)	1,330	1,333
BX Commercial Mortgage Trust, Ser 2026-CSMO, Cl B
5.327%, TSFR1M + 1.700%, 02/15/2043(A)(B)	280	281
BX Commercial Mortgage Trust, Ser 2026-VLT9, Cl B
5.777%, TSFR1M + 2.150%, 03/15/2045(A)(B)	1,665	1,665
BX Trust, Ser 2021-LGCY, Cl A
4.248%, TSFR1M + 0.620%, 10/15/2036(A)(B)	939	938
BX Trust, Ser 2022-LBA6, Cl A
4.627%, TSFR1M + 1.000%, 01/15/2039(A)(B)	1,220	1,220
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
3.097%, 02/25/2058(A)(B)	58	58
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	150	139
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	59	57
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	251	218
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	371	316
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(A)	117	106
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	666	566
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	617	540
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(B)	248	226
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.262%, SOFR30A + 1.650%, 12/25/2041(A)(B)	810	812

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
5.512%, SOFR30A + 1.900%, 12/25/2041(A)(B)	$1,575	$1,579
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1
6.112%, SOFR30A + 2.500%, 04/25/2043(A)(B)	101	102
Connecticut Avenue Securities Trust, Ser 2024-R03, Cl 2M1
4.762%, SOFR30A + 1.150%, 03/25/2044(A)(B)	78	78
CSAIL Commercial Mortgage Trust, Ser 2018-C14, Cl ASB
4.359%, 11/15/2051(B)	190	189
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	286	248
CSMC Trust, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(B)	268	238
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	35	35
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	116	103
EFMT, Ser 2026-INV2, Cl A1 4.682%, 02/25/2071(A)(B)	827	817
ELM Trust, Ser 2024-ELM, Cl A10
5.801%, 06/10/2039(A)(B)	1,035	1,034
ELM Trust, Ser 2024-ELM, Cl A15
5.801%, 06/10/2039(A)(B)	965	964
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
4.912%, SOFR30A + 1.300%, 02/25/2042(A)(B)	36	36
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl M1
4.862%, SOFR30A + 1.250%, 03/25/2044(A)(B)	60	60
FHLMC STACR REMIC Trust, Ser 2025-DNA1, Cl M2
4.962%, SOFR30A + 1.350%, 01/25/2045(A)(B)	270	270
Fontainebleau Miami Beach Mortgage Trust, Ser 2024-FBLU, Cl A
5.077%, TSFR1M + 1.450%, 12/15/2039(A)(B)	1,175	1,177
GS Mortgage Securities Trust, Ser 2017-GS8, Cl AAB
3.313%, 11/10/2050	84	84
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	404	348

SEI Institutional Investments Trust	303

SCHEDULE OF INVESTMENTS

May 31, 2026

Ultra Short Duration Bond Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	$283	$239
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	314	269
J.P. Morgan Mortgage Trust, Ser 2022-8, Cl A12A
4.000%, 01/25/2053(A)(B)	347	342
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl ASB
3.549%, 03/15/2050	24	23
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP7, Cl ASB
3.241%, 09/15/2050	97	96
JPMDB Commercial Mortgage Securities Trust, Ser 2019-COR6, Cl ASB
2.982%, 11/13/2052	259	253
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.497%, 10/25/2029(A)(B)	162	161
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
4.449%, TSFR1M + 0.864%, 04/25/2046(A)(B)	79	78
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(B)	48	46
MF1, Ser 2022-FL8, Cl A
4.963%, TSFR1M + 1.350%, 02/19/2037(A)(B)	249	249
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	38	37
MHP, Ser 2021-STOR, Cl A
4.443%, TSFR1M + 0.814%, 07/15/2038(A)(B)	325	325
Mill City Mortgage Loan Trust, Ser 2018-3, Cl A1
3.500%, 08/25/2058(A)(B)	126	125
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.500%, 04/25/2066(A)(B)	970	953
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(B)	286	280
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	108	104
Morgan Stanley Capital I Trust, Ser 2018-H3, Cl ASB
4.120%, 07/15/2051	115	115
Morgan Stanley Capital I, Ser 2017-HR2, Cl ASB
3.509%, 12/15/2050	135	134

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Natixis Commercial Mortgage Securities Trust, Ser 2019-LVL, Cl A
3.885%, 08/15/2038(A)	$475	$463
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	86	83
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	211	203
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
3.751%, 09/25/2057(A)(B)	91	85
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	36	35
New Residential Mortgage Loan Trust, Ser 2026-NQM4, Cl A1FC
5.003%, 02/25/2066(A)(C)	479	478
NRTH Commercial Mortgage Trust, Ser 2025-PARK, Cl A
5.020%, TSFR1M + 1.393%, 10/15/2040(A)(B)	800	801
NYC Commercial Mortgage Trust, Ser 2025-3BP, Cl A
4.840%, TSFR1M + 1.213%, 02/15/2042(A)(B)	300	300
OBX Trust, Ser 2018-1, Cl A2
4.349%, TSFR1M + 0.764%, 06/25/2057(A)(B)	13	12
Paragon Mortgages, Ser 2006-12A, Cl A2C
4.114%, SOFR + 0.482%, 11/15/2038(A)(B)	30	30
PRPM LLC, Ser 2025-RCF3, Cl A1
5.250%, 07/25/2055(A)(C)	295	295
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(B)	1	1
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	15	15
Toorak Trust, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	207	187
Towd Point Mortgage Trust, Ser 2017-1, Cl M1
3.750%, 10/25/2056(A)(B)	1,537	1,518
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(B)	20	20
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058(A)(B)	54	53
Towd Point Mortgage Trust, Ser 2018-2, Cl A2
3.500%, 03/25/2058(A)(B)	1,475	1,441

304	SEI Institutional Investments Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058(A)(B)	$1,769	$1,739
Towd Point Mortgage Trust, Ser 2018-5, Cl A1A
3.250%, 07/25/2058(A)(B)	119	118
UBS Commercial Mortgage Trust, Ser 2017-C4, Cl ASB
3.366%, 10/15/2050	115	115
UBS Commercial Mortgage Trust, Ser 2017-C6, Cl ASB
3.504%, 12/15/2050	43	43
UBS Commercial Mortgage Trust, Ser 2018-C10, Cl ASB
4.213%, 05/15/2051	1,080	1,077
UBS Commercial Mortgage Trust, Ser 2019-C16, Cl ASB
3.460%, 04/15/2052	434	429
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	140	127
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	182	166
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	183	165
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	193	185
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	108	105
Wells Fargo Commercial Mortgage Trust, Ser 2017-C39, Cl ASB
3.212%, 09/15/2050	64	64
Wells Fargo Commercial Mortgage Trust, Ser 2017-C41, Cl ASB
3.390%, 11/15/2050	28	28
Wells Fargo Commercial Mortgage Trust, Ser 2020-C58, Cl ASB
1.849%, 07/15/2053	539	514
		34,518
Total Mortgage-Backed Securities
(Cost $49,549) ($ Thousands)		48,903

U.S. TREASURY OBLIGATIONS — 13.3%
U.S. Treasury Bills
7.241%, 07/21/2026 (D)	3,600	3,582
U.S. Treasury Notes
4.250%, 02/15/2028	6,610	6,637
4.000%, 05/31/2028	5,375	5,375
3.625%, 05/31/2028	13,015	12,919

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.500%, 10/15/2028	$9,800	$9,681
3.375%, 12/31/2027	8,100	8,024
0.500%, 10/31/2027	1,515	1,444

Total U.S. Treasury Obligations
(Cost $47,876) ($ Thousands)		47,662

MUNICIPAL BONDS — 2.2%
New Jersey — 0.4%
New Jersey Transportation Trust Fund Authority, Ser BB, RB
4.608%, 06/15/2026	1,280	1,280

New York — 1.4%
City of New York New York, Ser D-2, GO
4.267%, 10/01/2026	700	700
City of New York New York, Ser H, GO
4.542%, 02/01/2027	480	482
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
4.724%, 11/01/2026	2,205	2,212
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser, RB
4.507%, 11/01/2026	875	877
3.805%, 11/01/2027	780	775
		5,046
Pennsylvania — 0.4%
City of Philadelphia Pennsylvania, Ser B, GO
4.460%, 08/01/2027	625	627
Philadelphia Authority for Industrial Development, Ser A, RB, AG
6.350%, 04/15/2028	793	813
		1,440
Total Municipal Bonds
(Cost $7,763) ($ Thousands)		7,766

COMMERCIAL PAPER — 1.5%
Bank of America
0.000%, 09/04/2026 (E)	1,400	1,400
Novant Health Inc
3.906%, 07/07/2026 (D)	1,450	1,444
Svenska Handelsbanken AB
0.000%, 12/18/2026 (E)	925	926
Swedbank AB
3.917%, 09/18/2026 (D)	950	939

SEI Institutional Investments Trust	305

SCHEDULE OF INVESTMENTS

May 31, 2026

Ultra Short Duration Bond Fund (Concluded)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
COMMERCIAL PAPER (continued)
Toyota Motor Corp
3.832%, 07/13/2026 (D)	$600	$597

Total Commercial Paper
(Cost $5,306) ($ Thousands)		5,306

	Shares
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Institutional Class
3.490%**†	447,236	447
Total Cash Equivalent
(Cost $447) ($ Thousands)		447

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
REPURCHASE AGREEMENTS(F) — 0.8%
Barclays
3.610%, dated 05/29/2026 to be repurchased on 06/01/2026, repurchase price $1,700,511 (collateralized by a U.S. Government Agency, par value $1,734,700, 3.500%, 09/30/2027, with a total market value of $1,734,044)	$1,700	$1,700
BNP Paribas
3.620%, dated 05/29/2026 to be repurchased on 06/01/2026, repurchase price $1,300,392 (collateralized by a U.S. Government Agency, par value $1,587,617, 1.820%, 09/01/2033, with a total market value of $1,326,001)	1,300	1,300

Total Repurchase Agreements
(Cost $3,000) ($ Thousands)		3,000

Total Investments in Securities — 100.1%
(Cost $359,180) ($ Thousands)		$358,247

A list of the open futures contracts held by the Fund at May 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 5-Year Treasury Notes	42	Sep-2026	$4,479	$4,503	$24

Short Contracts
U.S. 2-Year Treasury Notes	(20)	Sep-2026	$(4,125)	$(4,132)	$(7)
U.S. 10-Year Treasury Notes	(26)	Sep-2026	(2,833)	(2,855)	(22)
U.S. Long Treasury Bonds	(2)	Sep-2026	(221)	(224)	(3)
			(7,179)	(7,211)	(32)
			$(2,700)	$(2,708)	$(8)

Percentages are based on Net Assets of $357,817 ($ Thousands).

**	The rate reported is the 7-day effective yield as of May 31, 2026.
†	Investment in Affiliated Security (see Note 6).
(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2026, the value of these securities amounted to $141,118 ($ Thousands), representing 39.4% of the Net Assets of the Fund.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(D)	Interest rate represents the security's effective yield at the time of purchase.
(E)	No interest rate available.
(F)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	130,271	–	130,271
Asset-Backed Securities	–	114,892	–	114,892
Mortgage-Backed Securities	–	48,903	–	48,903
U.S. Treasury Obligations	–	47,662	–	47,662
Municipal Bonds	–	7,766	–	7,766
Commercial Paper	–	5,306	–	5,306
Cash Equivalent	447	–	–	447
Repurchase Agreements	–	3,000	–	3,000

Total Investments in Securities	447	357,800	–	358,247

306	SEI Institutional Investments Trust

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	24	–	–	24
Unrealized Depreciation	(32)	–	–	(32)
Total Other Financial Instruments	(8)	–	–	(8)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$3,102	$174,931	$(177,586)	$—	$—	$447	$107	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust	307

SCHEDULE OF INVESTMENTS

May 31, 2026

Emerging Markets Debt Fund

	Face Amount		Market Value
Description	(Thousands)		($ Thousands)
GLOBAL BONDS — 91.3%
Albania — 0.0%
Albania Government International Bond
4.750%, 02/14/2035	EUR	510	$595

Angola — 0.5%
Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		$880	871
Angolan Government International Bond
9.375%, 05/08/2048		2,203	2,157
9.244%, 01/15/2031(A)		4,983	5,236
Angolan Government International Bond MTN
9.875%, 03/31/2037(A)		340	357
9.244%, 01/15/2031		474	498
9.125%, 11/26/2049		550	527
			9,646

Argentina — 1.9%
Argentine Republic Government International Bond
4.250%, 01/09/2038(B)	EUR	730	658
4.125%, 07/09/2027(B)		$8,316	6,108
4.125%, 07/09/2027(B)		12,101	9,311
4.000%, 07/09/2026(B)	EUR	764	623
3.875%, 07/09/2027(B)		3,700	3,187
3.000%, 07/09/2029(B)		2,945	2,405
0.750%, 07/09/2027(B)		$6,564	5,718
0.000%, 12/15/2035(C)(D)	JPY	372,100	24
Provincia de Buenos Aires MTN
6.625%, 09/01/2037(B)		$4,485	3,604
Republic of Argentina
29.500%, 05/30/2030	ARS	1,750,000	1,347
0.000% 12/15/2035 (C)(D)	EUR	8,158	1,116
			34,101

Armenia — 0.1%
Ardshinbank CJSC Via Dilijan Finance BV
6.600%, 01/22/2031		$650	651
Republic of Armenia International Bond
6.750%, 03/12/2035		1,200	1,254
			1,905

Azerbaijan — 0.1%
Republic of Azerbaijan International Bond
3.500%, 09/01/2032		1,143	1,070

Bahamas — 0.7%
Bahamas Government International Bond
9.000%, 06/16/2029		4,050	4,329
8.950%, 10/15/2032		6,535	7,279
8.250%, 06/24/2036		770	861
8.250%, 06/24/2036(A)		750	838
			13,307

	Face Amount		Market Value
Description	(Thousands)		($ Thousands)
GLOBAL BONDS (continued)
Bahrain — 1.2%
Bahrain Government International Bond
7.000%, 10/12/2028		$4,015	$4,055
6.750%, 09/20/2029		4,466	4,510
6.000%, 09/19/2044		9,180	7,777
Bahrain Government International Bond MTN
7.100%, 02/03/2038		900	894
CBB International Sukuk Programme WLL
3.950%, 09/16/2027		3,310	3,227
3.875%, 05/18/2029		591	557
			21,020

Barbados — 0.2%
Barbados Government International Bond
8.000%, 06/26/2035		2,540	2,695

Bermuda — 0.0%
Bermuda Government International Bond
2.375%, 08/20/2030		306	277

Bolivia — 0.1%
Bolivian Government International Bond
9.450%, 05/14/2031(A)		1,520	1,478
4.500%, 03/20/2028		1,189	1,113
			2,591

Brazil — 4.1%
Braskem Netherlands Finance BV
8.500%, 01/12/2031		2,250	1,402
8.000%, 10/15/2034		6,729	3,886
Brazil Notas do Tesouro Nacional, Ser B
6.000%, 05/15/2045	BRL	2,124	1,717
6.000%, 08/15/2050		1,252	1,024
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2027		33,935	6,841
10.000%, 01/01/2029		60,706	11,075
10.000%, 01/01/2031		61,320	10,600
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2033		37,528	6,199
10.000%, 01/01/2035		26,955	4,313
Brazilian Government International Bond
7.250%, 01/12/2056		$13,952	13,938
6.250%, 05/22/2036		9,032	8,951
4.750%, 01/14/2050		1,139	844
Rede D'or Finance Sarl
6.550%, 04/28/2036(A)		2,501	2,437
Yinson Boronia Production BV
8.947%, 07/31/2042		776	851
			74,078

Bulgaria — 0.0%
Eastern European Electric BV
6.500%, 05/15/2030(A)	EUR	500	605

308	SEI Institutional Investments Trust

	Face Amount		Market Value
Description	(Thousands)		($ Thousands)
GLOBAL BONDS (continued)
Cameroon — 0.2%
Cameroon International Bond
5.950%, 07/07/2032	EUR	3,773	$3,991

Canada — 0.0%
Polaris Renewable Energy
9.500%, 12/03/2029		$500	524

Cayman Islands — 0.0%
Neon Capital MTN
0.000%, 01/06/2028(C)(D)	JPY	114,558	701

Chile — 1.4%
Bonos de la Tesoreria de la Republica en pesos
6.000%, 04/01/2033(A)	CLP	2,000,000	2,339
5.000%, 03/01/2035		2,050,000	2,259
4.700%, 09/01/2030(A)		4,450,000	4,977
Chile Electricity Lux Mpc II Sarl
5.580%, 10/20/2035		$684	695
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033		989	1,019
Chile Government International Bond
3.100%, 05/07/2041		997	759
2.550%, 07/27/2033		4,377	3,755
Empresa Nacional del Petroleo
5.950%, 07/30/2034		395	405
Nacional del Cobre de Chile
6.780%, 01/13/2055(A)		3,682	3,876
6.780%, 01/13/2055		4,355	4,585
Sociedad Quimica y Minera de Chile
5.625%, H15T5Y + 1.915%,
04/22/2056 (A)(C)		1,042	1,036
			25,705

China — 0.3%
China Government Bond
2.150%, 08/25/2055	CNY	11,000	1,589
China Government International Bond
3.750%, 11/13/2030(A)		$3,428	3,404
3.625%, 11/13/2028		637	634
			5,627

Colombia — 4.2%
Colombia Government International Bond
7.750%, 11/07/2036		10,189	10,627
6.500%, 01/21/2033		1,192	1,177
5.625%, 02/26/2044		1,585	1,290
5.000%, 06/15/2045		8,943	6,730
Colombian TES
13.250%, 02/09/2033	COP	31,210,900	8,226
11.750%, 01/24/2035		28,976,700	7,103
11.500%, 07/25/2046		3,171,200	758
7.750%, 09/18/2030		4,709,200	1,027

	Face Amount		Market Value
Description	(Thousands)		($ Thousands)
GLOBAL BONDS (continued)
7.250%, 10/18/2034	COP	57,712,200	$10,783
7.250%, 10/26/2050		28,946,500	4,591
7.000%, 03/26/2031		45,499,700	9,466
7.000%, 06/30/2032		7,468,200	1,475
6.000%, 04/28/2028		15,767,700	3,754
5.750%, 11/03/2027		8,587,500	2,106
Ecopetrol
5.875%, 05/28/2045		$4,950	3,721
EnfraGen Energia Sur SAU
8.499%, 06/30/2032		1,680	1,735
PA Autopista Rio Magalena
6.050%, 06/15/2036	COP	5,845,418	1,332
			75,901

Congo — 0.0%
Congolese International Bond
9.500%, 02/17/2035		$300	304

Congo, Democratic Republic — 0.0%
DRC International Bond
9.500%, 04/16/2037(A)		350	357

Costa Rica — 0.8%
Costa Rica Government International Bond
7.158%, 03/12/2045		3,650	3,996
7.000%, 04/04/2044		410	443
6.125%, 02/19/2031		4,264	4,404
6.001%, 01/16/2036	EUR	3,750	4,619
5.950%, 04/27/2033(A)		970	1,206
			14,668

Côte d'Ivoire — 0.5%
Côte d'Ivoire Government International Bond
8.250%, 01/30/2037		$395	436
8.250%, 01/30/2037(A)		217	240
8.075%, 04/01/2036(A)		2,060	2,242
8.075%, 04/01/2036		200	218
6.750%, 02/25/2041(A)		3,743	3,587
6.625%, 03/22/2048	EUR	2,741	3,036
			9,759

Czechia — 1.0%
Czechia Government Bond
4.500%, 11/11/2032	CZK	90,000	4,328
3.600%, 06/03/2036		39,000	1,701
3.000%, 03/03/2033		48,000	2,103
1.750%, 06/23/2032		165,000	6,835
1.500%, 04/24/2040		67,000	2,100
			17,067

Dominican Republic — 1.4%
Dominican Republic Central Bank Notes
9.000%, 12/11/2026	DOP	52,340	888

SEI Institutional Investments Trust	309

SCHEDULE OF INVESTMENTS

May 31, 2026

Emerging Markets Debt Fund (Continued)

	Face Amount		Market Value
Description	(Thousands)		($ Thousands)
GLOBAL BONDS (continued)
Dominican Republic International Bond
11.250%, 09/15/2035	DOP	8,000	$147
10.750%, 06/01/2036		55,600	993
6.150%, 05/17/2038		$4,570	4,501
5.875%, 10/28/2035		230	226
5.875%, 01/30/2060		830	723
5.750%, 03/17/2034(A)		4,779	4,686
5.750%, 03/17/2034		7,890	7,736
5.300%, 01/21/2041		6,050	5,370
			25,270

Ecuador — 1.3%
Ecuador Government International Bond
9.250%, 01/29/2039(A)		3,776	3,884
9.250%, 01/29/2039		5,717	5,880
8.750%, 01/29/2034		610	618
7.442%, 07/31/2030(F)		831	717
6.900%, 07/31/2030		789	791
6.900%, 07/31/2035		9,209	8,461
5.000%, 07/31/2026(B)		3,759	3,148
			23,499

Egypt — 2.1%
Egypt Government Bond
25.318%, 08/13/2027	EGP	281,599	5,380
24.458%, 10/01/2027		24,600	462
Egypt Government International Bond
8.700%, 03/01/2049		$6,804	6,529
8.500%, 01/31/2047		13,216	12,539
Egypt Government International Bond MTN
8.625%, 02/04/2030		4,107	4,401
Egypt Treasury Bills
26.116%, 09/08/2026(F)	EGP	51,775	932
26.030%, 06/16/2026(F)		55,650	1,056
24.435%, 10/20/2026(F)		12,875	225
24.195%, 08/18/2026(F)		8,225	150
24.006%, 07/21/2026(F)		58,350	1,083
23.952%, 07/28/2026(F)		130,825	2,416
23.506%, 09/15/2026(F)		27,850	499
23.435%, 10/27/2026(F)		16,800	293
23.104%, 06/23/2026(F)		9,750	184
22.800%, 07/07/2026(F)		55,650	1,042
			37,191

El Salvador — 0.6%
El Salvador Government International Bond
9.500%, 07/15/2052		$3,463	3,873
8.625%, 02/28/2029		3,000	3,158
7.125%, 01/20/2050		3,560	3,243
			10,274

Ethiopia — 0.1%
Ethiopia International Bond
6.625%, 12/11/2024(G)		825	867

	Face Amount		Market Value
Description	(Thousands)		($ Thousands)
GLOBAL BONDS (continued)
Gabon — 0.2%
Gabon Blue Bond Master Trust Series 2
6.097%, 08/01/2038		$300	$299
Gabon Government International Bond
7.000%, 11/24/2031		3,553	3,089
7.000%, 11/24/2031(A)		293	255
			3,643

Georgia — 0.2%
Bank of Georgia JSC
6.500%, 06/03/2031(A)		660	659
Georgia Treasury Bond
9.000%, 04/28/2032	GEL	3,577	1,330
8.375%, 07/25/2031		1,169	431
8.250%, 08/28/2029		1,435	535
			2,955

Ghana — 0.5%
Ghana Government International Bond
5.029%, 01/03/2030(F)		$253	227
5.000%, 07/03/2028(B)		3,297	3,261
5.000%, 07/03/2028(B)		5,472	5,116
5.000%, 07/03/2028(A)(B)		216	214
4.780%, 07/03/2026(F)		76	76
			8,894

Guatemala — 0.7%
Guatemala Government Bond
6.600%, 06/13/2036		2,624	2,793
6.250%, 08/15/2036		1,810	1,883
6.125%, 06/01/2050		2,752	2,732
4.875%, 02/13/2028		1,248	1,249
Industrial Subordinated Trust 2 0
6.550%, H15T5Y + 2.864%, 04/15/2036 (A)(C)		1,836	1,861
Threelands Energy Sarl
7.450%, 10/20/2035		1,510	1,546
			12,064

Hungary — 2.5%
Hungary Government Bond
7.000%, 10/24/2035	HUF	1,000,000	3,681
6.750%, 10/22/2028		1,800,000	6,121
6.250%, 09/23/2037		450,000	1,595
3.250%, 10/22/2031		1,000,000	2,981
3.000%, 10/27/2038		579,600	1,509
3.000%, 04/25/2041		883,820	2,227
1.500%, 08/26/2026		1,470,000	4,801
Hungary Government International Bond
6.750%, 09/23/2055(A)		$4,616	4,945
6.125%, 05/22/2028		2,434	2,497
6.000%, 09/26/2035		3,258	3,388
5.500%, 03/26/2036		5,860	5,868
5.375%, 09/26/2030		2,598	2,647

310	SEI Institutional Investments Trust

	Face Amount		Market Value
Description	(Thousands)		($ Thousands)
GLOBAL BONDS (continued)
3.125%, 09/21/2051		$4,523	$2,830
			45,090

India — 1.5%
Adani Green Energy UP
6.700%, 03/12/2042		3,413	3,359
Adani Renewable Energy RJ MTN
4.625%, 10/15/2039		1,050	890
Export-Import Bank of India MTN
3.250%, 01/15/2030		345	329
2.250%, 01/13/2031		1,386	1,241
India Government Bond
7.360%, 09/12/2052	INR	340,000	3,454
7.300%, 06/19/2053		185,010	1,857
7.180%, 07/24/2037		443,480	4,697
6.480%, 10/06/2035		325,740	3,283
6.330%, 05/05/2035		308,230	3,104
6.280%, 07/14/2032		350,000	3,577
Muthoot Finance MTN
5.750%, 08/04/2030(A)		$1,490	1,470
5.750%, 08/04/2030		200	198
			27,459

Indonesia — 5.8%
Indonesia Government International Bond
5.690%, 05/29/2036		1,472	1,501
5.650%, 01/11/2053		3,235	3,172
4.850%, 01/11/2033		300	297
3.550%, 03/31/2032		596	555
Indonesia Treasury Bond
9.000%, 03/15/2029	IDR	17,056,000	1,006
8.750%, 05/15/2031		13,740,000	833
8.375%, 04/15/2039		27,396,000	1,724
8.250%, 05/15/2029		48,869,000	2,842
8.250%, 05/15/2036		72,413,000	4,461
7.500%, 08/15/2032		25,757,000	1,491
7.500%, 05/15/2038		9,569,000	561
7.500%, 04/15/2040		31,245,000	1,826
7.125%, 06/15/2038		48,063,000	2,727
7.125%, 08/15/2040		39,013,000	2,231
7.125%, 06/15/2042		6,817,000	386
7.125%, 06/15/2043		101,279,000	5,731
7.125%, 08/15/2045		43,977,000	2,521
7.000% 05/15/2027		6,540,000	366
7.000%, 09/15/2030		75,868,000	4,284
7.000%, 02/15/2033		78,523,000	4,425
6.875%, 04/15/2029		151,439,000	8,487
6.750%, 07/15/2035		263,770,000	14,635
6.625%, 02/15/2034		77,756,000	4,287
6.500%, 07/15/2030		169,230,000	9,371
6.500%, 02/15/2031		52,960,000	2,927
6.500%, 04/15/2036		106,300,000	5,852
6.375%, 08/15/2028		54,367,000	3,027

	Face Amount		Market Value
Description	(Thousands)		($ Thousands)
GLOBAL BONDS (continued)
LLPL Capital Pte
6.875%, 02/04/2039		$768	$782
Pertamina Hulu Energi
5.250%, 05/21/2030(A)		2,852	2,870
Perusahaan Penerbit SBSN Indonesia III
4.550%, 07/23/2030(A)		8,624	8,549
4.550%, 07/23/2030		416	412
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
5.450%, 02/03/2036(A)		538	524
			104,663

Iraq — 0.2%
Iraq Government International Bond
5.800%, 01/15/2028		3,216	3,167
Iraq International Bond
5.800%, 01/15/2028		49	48
			3,215

Isle of Man — 0.1%
Kinetics LNG Holdings
9.875%, 11/13/2029(A)		2,500	2,567

Israel — 0.3%
Israel Electric
8.100%, 12/15/2096		2,000	2,593
Leviathan Bond
6.750%, 06/30/2030(A)		370	381
State of Israel
3.800%, 05/13/2060		2,570	1,726
			4,700

Jamaica — 0.2%
NCB Financial Group
11.000%, 07/31/2030		3,800	3,999

Jordan — 0.4%
Jordan Government International Bond
7.500%, 01/13/2029(A)		1,698	1,777
7.500%, 01/13/2029		1,468	1,536
7.375%, 10/10/2047		3,940	3,852
			7,165

Kazakhstan — 1.2%
Development Bank of Kazakhstan JSC
16.950%, 05/08/2029(A)	KZT	1,164,500	2,370
Development Bank of Kazakhstan JSC MTN
18.400%, 10/16/2028(A)		353,000	730
Kazakhstan Government Bond - MEOKAM
16.950%, 10/09/2030		495,000	1,022
Kazakhstan Government Bond - MEUKAM
15.180%, 02/05/2032		295,000	573
14.450%, 06/05/2033		975,000	1,853
14.000%, 02/13/2035		2,015,000	3,787
11.050%, 01/28/2037		207,000	319

SEI Institutional Investments Trust	311

SCHEDULE OF INVESTMENTS

May 31, 2026

Emerging Markets Debt Fund (Continued)

	Face Amount		Market Value
Description	(Thousands)		($ Thousands)
GLOBAL BONDS (continued)
10.400%, 05/19/2027	KZT	435,000	$839
5.000%, 04/18/2028		131,111	220
Kazakhstan Government International Bond
5.500%, 07/01/2037		$1,000	1,029
5.000%, 07/01/2032(A)		1,060	1,066
5.000%, 07/01/2032		859	864
4.412%, 10/28/2030		2,007	1,983
4.412%, 10/28/2030(A)		749	740
Kazakhstan Temir Zholy National JSC
5.250%, 04/29/2036(A)		2,593	2,520
KazMunayGas National JSC
6.375%, 10/24/2048		544	548
QazaqGaz NC JSC
5.625%, 05/08/2036(A)		320	314
			20,777
Kenya — 0.8%
Republic of Kenya Government International Bond
9.750%, 02/16/2031		2,506	2,708
8.700%, 02/26/2039		1,900	1,860
8.700%, 02/26/2039(A)		802	786
8.250%, 02/28/2048		5,344	5,037
7.875%, 02/26/2034		1,875	1,824
7.000%, 05/22/2027		225	225
Republic of Kenya Infrastructure Bond
18.461%, 08/09/2032	KES	2,600	24
13.938%, 10/27/2036		20,300	168
12.500%, 01/10/2033		133,250	1,042
12.257%, 01/05/2037		33,800	264
			13,938
Kuwait — 0.2%
Kuwait International Government Bond
4.652%, 10/09/2035(A)		$2,820	2,753

Kyrgyzstan — 0.1%
Eldik Bank OAO
8.500%, 04/23/2031(A)		1,160	1,155
Kyrgyz Republic International Bond
7.750%, 06/03/2030(A)		710	723
			1,878
Laos — 0.2%
Laos Government International Bond
11.250%, 11/12/2030		1,477	1,558
11.250%, 11/12/2030(A)		1,200	1,266
			2,824
Latvia — 0.1%
Latvia Government International Bond MTN
5.125%, 07/30/2034		950	953

	Face Amount		Market Value
Description	(Thousands)		($ Thousands)
GLOBAL BONDS (continued)
Lebanon — 0.5%
Lebanon Government International Bond
8.250%, 05/17/2034(G)		$14,346	$3,877
8.200%, 05/17/2033(G)		9,714	2,609
Lebanon Government International Bond MTN
7.000%, 03/20/2028(G)		3,638	945
6.400%, 05/26/2023(G)		2,645	679
			8,110
Luxembourg — 0.3%
Delphos Securities SARL - Compartment Bernina MTN
7.625%, 04/08/2035	EUR	2,700	3,126
Delphos Securities SARL - Compartment Verdant Rock MTN
0.000%, 04/29/2056(C)(D)		$2,000	1,905
			5,031
Malaysia — 6.0%
Khazanah Capital MTN
4.876%, 06/01/2033		563	568
4.759%, 09/05/2034		468	467
Khazanah Global Sukuk MTN
4.687%, 06/01/2028		2,649	2,662
Malaysia Government Bond
4.893%, 06/08/2038	MYR	38,362	10,643
4.642%, 11/07/2033		25,763	6,944
4.498% 04/15/2030		23,287	6,115
4.457%, 03/31/2053		3,389	903
4.065%, 06/15/2050		9,000	2,278
3.906%, 07/15/2026		6,893	1,740
3.900% 11/30/2026		65,461	16,591
3.885%, 08/15/2029		35,000	8,986
3.828%, 07/05/2034		31,195	7,985
3.757%, 05/22/2040		9,000	2,236
3.733%, 06/15/2028		25,641	6,533
3.582%, 07/15/2032		28,834	7,301
3.519%, 04/20/2028		27,536	6,985
3.502% 05/31/2027		11,996	3,037
2.632%, 04/15/2031		28,669	6,970
Malaysia Government Investment Issue
4.119%, 11/30/2034		5,418	1,417
Malaysia Wakala Sukuk
3.075%, 04/28/2051		$1,120	796
Petronas Capital
5.848%, 04/03/2055		200	210
Petronas Capital MTN
5.848%, 04/03/2055(A)		2,485	2,605
4.950%, 01/03/2031		2,173	2,215
3.500%, 04/21/2030		717	693
3.404%, 04/28/2061		508	344
			107,224

312	SEI Institutional Investments Trust

	Face Amount		Market Value
Description	(Thousands)		($ Thousands)
GLOBAL BONDS (continued)
Mexico — 8.0%
Banco Nacional de Mexico
6.697%, H15T5Y + 2.682%, 08/07/2036 (A)(C)		$3,090	$3,084
El Puerto de Liverpool
5.750%, 02/10/2038(A)		621	592
Grupo Televisa
5.250%, 05/24/2049		862	585
Mexican Bonos
10.000% 11/20/2036	MXN	80,000	4,869
8.500% 05/31/2029		12,994	758
8.500%, 02/28/2030		260,000	15,051
8.500% 11/18/2038		111,662	6,010
8.000%, 04/15/2032		257,000	14,211
8.000%, 11/07/2047		139,941	6,865
8.000%, 07/31/2053		83,111	4,034
8.000%, 04/29/2055		35,000	1,695
7.750% 05/29/2031		22,731	1,268
7.750% 11/23/2034		38,990	2,068
7.750% 11/13/2042		172,783	8,447
7.500% 06/03/2027		96,117	5,569
7.500%, 05/26/2033		31,891	1,699
Mexico Cetes
0.000%, 10/01/2026(E)		2,275,000	12,832
0.000%, 11/12/2026(E)		1,134,956	6,350
Mexico Government International Bond
6.750%, 02/09/2056		$7,948	7,791
6.338%, 05/04/2053		2,584	2,419
Mexico Government International Bond MTN
5.625%, 03/19/2114	GBP	6,580	6,429
Petroleos Mexicanos
7.690%, 01/23/2050		$19,460	17,807
Petroleos Mexicanos MTN
6.750%, 09/21/2047		15,625	13,154
			143,587
Mongolia — 0.3%
Mongolia Government International Bond
6.625%, 02/25/2030		651	672
6.625%, 02/25/2030(A)		317	327
Tsetsens Mining And Energy LLC
11.375%, 02/05/2031		4,370	4,534
			5,533
Montenegro — 0.0%
Montenegro Government International Bond
7.250%, 03/12/2031		300	317

Morocco — 0.2%
Morocco Government International Bond
6.500%, 09/08/2033		2,941	3,129

	Face Amount		Market Value
Description	(Thousands)		($ Thousands)
GLOBAL BONDS (continued)
4.000%, 12/15/2050		$1,000	$706
			3,835
Mozambique — 0.1%
Mozambique International Bond
9.000%, 09/15/2031(B)		1,801	1,571

Netherlands — 0.0%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden MTN
11.000%, 03/27/2028	UZS	8,000,000	663

Nigeria — 2.2%
Nigeria Government International Bond
9.625%, 06/09/2031		$5,033	5,684
9.130%, 01/13/2046		900	1,006
8.631%, 01/13/2036(A)		2,255	2,488
8.631%, 01/13/2036		518	571
Nigeria Government International Bond MTN
8.250%, 09/28/2051		4,100	4,218
Nigeria OMO Bill
21.711%, 07/14/2026(F)	NGN	1,034,091	734
21.686%, 06/23/2026(F)		1,000,000	718
21.368%, 09/29/2026(F)		6,819,000	4,701
21.233%, 07/28/2026(F)		5,144,119	3,624
21.147%, 06/09/2026(F)		1,034,091	749
19.890%, 07/07/2026(F)		3,220,000	2,294
19.660%, 09/22/2026(F)		3,501,492	2,390
19.391%, 08/04/2026(F)		3,246,861	2,279
19.039%, 01/21/2027(F)		3,768,962	2,444
18.901%, 01/14/2027(F)		1,960,202	1,275
18.539%, 01/19/2027(F)		423,900	276
18.360%, 01/12/2027(F)		6,233,258	4,053
			39,504
North Macedonia — 0.0%
North Macedonia Government International Bond
4.750%, 01/21/2034(A)	EUR	620	712

Oman — 1.0%
EDO Sukuk
5.662%, 07/03/2031		$3,499	3,612
5.662%, 07/03/2031(A)		1,186	1,225
Mazoon Assets SAOC
5.250%, 10/09/2031(A)		1,101	1,112
5.250%, 10/09/2031		961	970
Oman Government International Bond
6.750%, 10/28/2027		252	259
6.750%, 01/17/2048		4,032	4,397
Oman Sovereign Sukuk
4.525%, 04/17/2033(A)		4,684	4,612

SEI Institutional Investments Trust	313

SCHEDULE OF INVESTMENTS

May 31, 2026

Emerging Markets Debt Fund (Continued)

	Face Amount		Market Value
Description	(Thousands)		($ Thousands)
GLOBAL BONDS (continued)
4.525%, 04/17/2033		$771	$759
			16,946
Pakistan — 0.3%
Pakistan Global Sukuk Programme MTN
7.950%, 01/31/2029		2,794	2,828
Pakistan Government International Bond MTN
8.875%, 04/08/2051		1,500	1,454
Pakistan Water & Power Development Authority
7.500%, 06/04/2031		350	333
			4,615
Panama — 0.9%
Empresa de Transmision Electrica
5.125%, 05/02/2049		280	223
Generadora de Gatun
6.874%, 09/30/2044(A)		3,047	3,125
Panama Government International Bond
8.125%, 04/28/2034		379	438
8.000%, 03/01/2038		3,106	3,651
5.662%, 02/23/2038		483	482
4.500%, 04/16/2050		1,000	799
4.300%, 04/29/2053		3,410	2,617
2.252%, 09/29/2032		5,776	4,858
			16,193
Paraguay — 0.3%
Paraguay Government International Bond
8.500%, 04/04/2038(A)	PYG	5,570,000	876
6.650%, 03/04/2055(A)		$1,299	1,374
5.850%, 08/21/2033		2,234	2,320
Ueno Bank
6.700%, 03/06/2031(A)		1,200	1,167
			5,737
Peru — 2.4%
Credicorp Capital Sociedad Titulizadora
10.100%, 12/15/2043(A)	PEN	500	156
Peru Government Bond
7.600%, 08/12/2039(A)		17,243	5,310
7.300%, 08/12/2033(A)		2,760	890
6.900%, 08/12/2037		6,682	1,980
6.850%, 08/12/2035(A)		8,700	2,650
5.400%, 08/12/2034		28,674	8,101
5.350%, 08/12/2040		9,450	2,357
Peru LNG Srl
5.375%, 03/22/2030		$1,460	1,425
Peruvian Government International Bond
6.200%, 06/30/2055		1,547	1,566
5.875%, 08/08/2054		147	143
5.500%, 03/30/2036		6,886	6,960
3.230%, 07/28/2121		700	382

	Face Amount		Market Value
Description	(Thousands)		($ Thousands)
GLOBAL BONDS (continued)
Petroleos del Peru
5.625%, 06/19/2047		$14,686	$10,728
			42,648
Philippines — 1.3%
Philippine Government Bond
6.375%, 07/27/2030	PHP	100,000	1,558
6.250%, 02/28/2029		230,000	3,667
6.000%, 08/20/2030		110,000	1,708
Philippine Government International Bond
5.750%, 01/27/2051		$1,100	1,093
5.000%, 01/27/2036		328	321
4.200%, 03/29/2047		620	497
3.200%, 07/06/2046		1,300	903
2.950%, 05/05/2045		400	270
2.650%, 12/10/2045		3,685	2,342
1.950%, 01/06/2032		8,514	7,378
ROP Sukuk Trust
5.045%, 06/06/2029		3,664	3,701
			23,438
Poland — 4.6%
Republic of Poland Government Bond
7.500%, 07/25/2028	PLN	40,000	11,693
6.000%, 10/25/2033		7,285	2,089
5.000%, 10/25/2034		15,087	4,037
5.000%, 10/25/2035		22,284	5,902
4.750%, 07/25/2029		18,000	4,976
2.750% 04/25/2028		18,255	4,892
1.750%, 04/25/2032		59,310	13,561
1.250%, 10/25/2030		20,000	4,730
Republic of Poland Government International Bond
6.125%, 04/14/2056		$5,772	5,773
5.500%, 03/18/2054		4,730	4,387
5.375%, 02/12/2035		9,058	9,201
5.375%, 04/14/2036		2,560	2,567
5.125%, 09/18/2034		4,830	4,855
4.875%, 02/12/2030		3,408	3,472
			82,135
Romania — 3.1%
Romania Government Bond
8.250%, 09/29/2032	RON	4,135	983
8.000%, 04/29/2030		38,550	8,954
7.650%, 07/27/2031		13,300	3,071
7.350%, 04/28/2031		7,880	1,796
6.850%, 07/29/2030		17,325	3,874
6.300%, 04/25/2029		20,000	4,406
5.000%, 02/12/2029		3,240	693
4.850%, 07/25/2029		12,500	2,642
4.250%, 04/28/2036		4,550	824
4.150%, 10/24/2030		1,920	387
Romania Government International Bond
7.500%, 02/10/2037		$5,222	5,630

314	SEI Institutional Investments Trust

	Face Amount		Market Value
Description	(Thousands)		($ Thousands)
GLOBAL BONDS (continued)
6.625%, 05/16/2036		$620	$633
5.750%, 03/24/2035		6,202	6,003
5.750%, 07/04/2036(A)		5,410	5,161
5.125%, 06/15/2048		1,506	1,224
4.000%, 02/14/2051		1,420	964
Romania Government International Bond MTN
2.875%, 04/13/2042	EUR	9,660	7,557
2.750%, 04/14/2041		300	235
			55,037
Russia — 0.0%
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025(A)		$600	30
6.800%, 11/22/2025		240	2
			32
Rwanda — 0.0%
Rwanda International Government Bond
5.500%, 08/09/2031		480	454

Saudi Arabia — 1.7%
Acwa Power Management And Investments One
5.950%, 12/15/2039		643	644
Saudi Government International Bond (A)
5.875%, 01/12/2056		6,518	6,319
4.375%, 01/12/2031		4,596	4,533
Saudi Government International Bond MTN
5.875%, 01/12/2056		200	194
5.000%, 01/18/2053		2,629	2,280
4.750%, 01/16/2030		7,854	7,867
4.625%, 10/04/2047		5,439	4,594
4.375%, 01/12/2031		1,031	1,017
3.750%, 01/21/2055		4,770	3,322
			30,770
Senegal — 0.2%
Senegal Government International Bond
6.750%, 03/13/2048		2,550	1,296
6.250%, 05/23/2033		1,738	908
5.375%, 06/08/2037	EUR	560	333
4.750%, 03/13/2028		367	243
			2,780
Serbia — 0.6%
Serbia International Bond
6.000%, 06/12/2034		$1,426	1,463
5.500%, 05/06/2036(A)		8,019	7,845
Telecommunications co Telekom Srbija AD Belgrade
7.250%, 05/18/2031(A)		450	450
7.125%, 05/18/2036(A)	EUR	180	214
7.000%, 10/28/2029		$291	292
			10,264

	Face Amount		Market Value
Description	(Thousands)		($ Thousands)
GLOBAL BONDS (continued)
South Africa — 5.8%
Absa Bank MTN
25.188%, 07/16/2026(F)	EGP	169,100	$3,145
24.418%, 01/14/2027(F)		187,275	3,109
23.733%, 07/16/2026(F)		179,238	3,342
Eskom Holdings MTN
7.500%, 09/15/2033	ZAR	52,000	2,955
Republic of South Africa Government Bond
11.625%, 03/31/2053		30,000	2,348
9.000%, 01/31/2040		159,307	9,870
8.875% 02/28/2035		74,152	4,715
8.750% 01/31/2044		283,696	17,013
8.750% 02/28/2048		370,042	22,245
8.500% 01/31/2037		31,438	1,911
8.250% 03/31/2032		36,568	2,272
8.000%, 01/31/2030		158,177	9,821
6.500% 02/28/2041		35,634	1,757
6.250% 03/31/2036		6,008	315
Republic of South Africa Government International Bond
6.125%, 12/11/2037		$1,129	1,108
6.125%, 12/11/2037(A)		8,306	8,151
5.750%, 09/30/2049		8,580	7,235
Sibanye-Stillwater UK Financing
6.250%, 11/15/2031(A)		2,659	2,662
			103,974
South Korea — 0.1%
Korea Expressway
4.250%, 05/06/2031(A)		1,586	1,568

Sri Lanka — 0.6%
Sri Lanka Government International Bond
3.600%, 08/15/2027(B)		3,588	3,491
3.600%, 08/15/2027(A)(B)		1,525	1,484
3.600%, 11/15/2027(A)(B)		230	222
3.600%, 12/15/2027(A)(B)		3,375	2,687
3.350%, 09/15/2027(B)		2,686	2,473
			10,357
Supranational — 1.9%
Andina de Fomento MTN
7.700%, 03/06/2029	INR	340,000	3,549
Asian Development Bank MTN
4.500%, 05/30/2028	PEN	5,500	1,566
Asian Infrastructure Investment Bank MTN
7.200%, 07/02/2031	INR	56,500	577
7.000%, 03/01/2029		200,000	2,045
6.650%, 06/30/2033		588,000	5,783
European Bank for Reconstruction & Development MTN
22.500%, 07/31/2026	NGN	775,000	564
21.000%, 07/21/2026		650,000	474

SEI Institutional Investments Trust	315

SCHEDULE OF INVESTMENTS

May 31, 2026

Emerging Markets Debt Fund (Continued)

	Face Amount		Market Value
Description	(Thousands)		($ Thousands)
GLOBAL BONDS (continued)
Inter-American Development Bank MTN
7.000%, 08/08/2033	INR	360,000	$3,646
International Bank for Reconstruction & Development
16.050%, 10/02/2028	KZT	340,000	696
International Bank for Reconstruction & Development MTN
7.050%, 07/22/2029	INR	192,500	1,961
6.750%, 07/13/2029		264,300	2,698
6.500%, 04/17/2030		400,000	4,044
2.250%, 01/19/2029	CNY	11,000	1,656
International Finance MTN
9.909%, 08/16/2028(F)	COP	23,400,000	4,794
			34,053
Swaziland — 0.1%
Eswatini Government Bond MTN
12.175%, 08/01/2030	ZAR	13,000	807
11.875%, 05/08/2027		16,000	999
			1,806
Tajikistan — 0.1%
Republic of Tajikistan International Bond
7.125%, 09/14/2027		$1,485	1,493

Thailand — 1.0%
Thailand Government Bond
3.450%, 06/17/2043	THB	193,400	6,279
3.390%, 06/17/2037		46,787	1,569
3.300%, 06/17/2038		79,242	2,613
2.875%, 06/17/2046		4,865	143
2.800%, 06/17/2034		62,493	2,005
2.750%, 06/17/2052		2,778	76
2.410%, 03/17/2035		106,000	3,302
2.125%, 12/17/2026		7,900	244
2.000%, 06/17/2042		76,757	2,058
1.600%, 06/17/2035		2,000	58
1.585%, 12/17/2035		1,182	34
			18,381
Trinidad & Tobago — 0.3%
Port of Spain Waterfront Development
7.875%, 02/19/2040		$3,640	3,777
Telecommunications Services of Trinidad & Tobago
8.875%, 10/18/2029		1,100	1,119
Trinidad & Tobago Government International Bond
6.500%, 01/28/2036		800	824
			5,720
Tunisia — 0.2%
Tunisian Republic
3.280%, 08/09/2027	JPY	100,000	602

	Face Amount		Market Value
Description	(Thousands)		($ Thousands)
GLOBAL BONDS (continued)
Tunisian Republic MTN
3.500%, 02/03/2033	JPY	600,000	$3,057
			3,659
Turkey — 2.9%
Hazine Mustesarligi Varlik Kiralama
6.750%, 09/01/2030(A)		$2,012	2,046
Turkiye Government Bond
41.000%, 05/05/2027	TRY	100,000	2,174
37.840%, 07/14/2027		80,000	1,694
36.780%, 10/13/2027		225,000	4,716
31.080%, 11/08/2028		91,000	1,772
26.200%, 10/05/2033		200,507	3,549
Turkiye Government International Bond
9.875%, 01/15/2028		$7,000	7,464
6.875%, 01/14/2038		2,570	2,494
6.375%, 05/22/2031		4,211	4,176
6.300%, 03/14/2033		4,526	4,394
5.750%, 05/11/2047		12,700	9,984
4.875%, 04/16/2043		1,790	1,316
Zorlu Enerji Elektrik Uretim
11.000%, 04/23/2030		8,300	6,534
			52,313
Ukraine — 1.1%
NAK Naftogaz Ukraine via Kondor Finance
7.125%, 07/19/2026(G)	EUR	749	730
NPC Ukrenergo
6.875%, 11/09/2028(G)		$1,085	1,050
Ukraine Government International Bond
16.547%, 02/01/2027(B)		314	220
8.945%, 02/01/2027(B)		6,941	4,003
8.945%, 02/01/2027(A)(B)		152	88
8.359%, 02/01/2027(B)		4,911	2,611
8.311%, 02/01/2027(B)		826	475
4.500%, 02/01/2027(B)		2,191	1,454
4.500%, 02/01/2027(B)		1,992	1,343
4.500%, 02/01/2027(B)		851	582
4.500%, 02/01/2027(B)		244	204
4.000%, 02/01/2027(A)(B)		2,768	2,264
4.000%, 02/01/2027(B)		5,483	4,485
			19,509
United Arab Emirates — 0.5%
Abu Dhabi Government International Bond
3.125%, 09/30/2049		3,842	2,617
Abu Dhabi Government International Bond MTN
1.625%, 06/02/2028		1,940	1,839
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050		4,146	2,710

316	SEI Institutional Investments Trust

	Face Amount		Market Value
Description	(Thousands)		($ Thousands)
GLOBAL BONDS (continued)
Pearl Petroleum
13.000%, 05/15/2028(A)		$2,150	$2,305
			9,471
Uruguay — 1.1%
Oriental Republic of Uruguay
5.250%, 09/10/2060		350	322
Uruguay Government International Bond
9.750%, 07/20/2033	UYU	14,010	390
8.000%, 10/29/2035		28,500	726
5.750%, 10/28/2034		$9,014	9,451
4.975%, 04/20/2055		479	432
Uruguay Monetary Regulation Bill
8.116%, 10/02/2026(F)	UYU	80,729	1,970
8.079%, 09/04/2026(F)		214,461	5,257
7.999%, 07/31/2026(F)		52,819	1,303
			19,851
Uzbekistan — 1.5%
Aloqabank JSC
7.700%, 05/18/2031(A)		$920	914
Jscb Agrobank
9.250%, 10/02/2029		500	544
National Bank of Uzbekistan
19.875%, 07/05/2027	UZS	5,000,000	433
Republic of Uzbekistan International Bond
16.250%, 10/12/2026(A)		10,210,000	867
15.500%, 02/25/2028(A)		72,500,000	6,456
12.250%, 04/13/2029(A)		17,000,000	1,431
6.947%, 05/25/2032		$700	752
6.900%, 02/28/2032		1,863	1,990
5.375%, 05/29/2027	EUR	1,390	1,646
3.900%, 10/19/2031		$1,734	1,610
TBC Bank Group (H)
22.000%, 06/05/2028		38,700,000	3,544
Uzbek Industrial and Construction Bank ATB
21.000%, 07/24/2027	UZS	18,200,000	1,585
8.950%, 07/24/2029		$1,000	1,076
Uzbekneftegaz JSC
8.750%, 05/07/2030		2,090	2,253
4.750%, 11/16/2028		1,214	1,179
			26,280
Venezuela — 1.9%
La Electricidad de Caracas
8.500%, 04/10/2018(G)		2,876	1,093
Petroleos de Venezuela
12.750%, 02/17/2022(G)		11,970	6,239
9.750%, 05/17/2035(G)		15,762	7,409
9.000%, 11/17/2021(G)		2,000	913
6.000%, 10/28/2022(G)		4,950	1,869
6.000%, 05/16/2024(G)		1,776	702
6.000%, 05/16/2024(G)		347	137
5.500%, 04/12/2037(G)		4,464	1,715
5.375%, 04/12/2027(G)		5,040	1,896

	Face Amount		Market Value
Description	(Thousands)		($ Thousands)
GLOBAL BONDS (continued)
Venezuela Government International Bond
12.750%, 08/23/2022(G)		$9,590	$5,385
8.250%, 10/13/2024(G)		4,003	1,888
7.750%, 10/13/2019(G)		9,040	4,090
			33,336
Vietnam — 0.0%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029(A)		803	794

Zambia — 0.2%
Zambia Government Bond
20.000%, 06/23/2040	ZMW	2,198	134
19.000%, 08/18/2035		4,396	262
17.190%, 01/26/2036		8,793	493
10.000%, 06/26/2026		1,458	79
Zambia Government International Bond
5.750%, 06/30/2031(B)		$1,941	1,926
			2,894

Total Global Bonds
(Cost $1,551,203) ($ Thousands)			1,635,727

U.S. TREASURY OBLIGATIONS — 3.0%
U.S. Treasury Bills
3.651%, 07/16/2026 (F)		5,330	5,306
3.634%, 06/11/2026 (F)		300	300
3.630%, 06/16/2026 (F)		2,900	2,896
3.626%, 07/30/2026 (F)		4,500	4,473
3.618%, 08/20/2026 (F)		7,100	7,043
3.609%, 06/02/2026 (F)		3,028	3,028
U.S. Treasury Notes
3.767%, USBMMY3M + 0.103%, 04/30/2028 (C)		3,600	3,601
3.763%, USBMMY3M + 0.099%, 01/31/2028 (C)		23,000	23,003
3.125%, 08/31/2029 (I)		5,200	5,051

Total U.S. Treasury Obligations
(Cost $54,600) ($ Thousands)			54,701

	Number of Participation Notes
LOAN PARTICIPATION NOTES — 1.2%
European Currency Union — 0.5%
Republic of Cote d'Ivoire, Term Loan, 1st Lien, 4.912%, Expires 03/09/2027		4,230,000	4,936
Republic of Cote d'Ivoire, Term Loan, 1st Lien, 4.991%, Expires 07/14/2026 (H)		3,613,000	4,216
			9,152

SEI Institutional Investments Trust	317

SCHEDULE OF INVESTMENTS

May 31, 2026

Emerging Markets Debt Fund (Continued)

	Number of
	Participation	Market Value
Description	Notes	($ Thousands)
LOAN PARTICIPATION NOTES (continued)
Serbia — 0.1%
Telekom SRBIJA, Term Loan, 1st Lien,
7.972%, Expires 06/13/2029 (H)	1,700,000	$1,974

United States — 0.6%
NEWCO Holding, Term Loan, 12.000%, Expires 04/23/2030 (H)	5,000,000	4,972
United Republic of Tanzania, Term Loan, 1st Lien, 8.827%, Expires 01/15/2032	4,218,750	4,219
United Republic of Tanzania, Term Loan, 1st Lien, 9.123%, Expires 04/26/2028	436,364	436
		9,627
Total Loan Participation Notes
(Cost $20,561) ($ Thousands)		20,753

Market Value
Description	($ Thousands)
PURCHASED OPTIONS — 0.1%
Total Purchased Options
(Cost $1,918) ($ Thousands)	$2,310

Total Investments in Securities — 95.6%
(Cost $1,628,282) ($ Thousands)	$1,713,491

WRITTEN OPTIONS — (0.1)%
Total Written Options
(Premiums Received $1,327) ($ Thousands)	$(1,096)

A list of open exchange traded options contracts for the Fund at May 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.1%

Put Options
EUR PUT/HUF CALL	310,000	$103,540	$334.00	2/4/2027	$44
EUR PUT/HUF CALL	320,000	108,800	340.00	9/9/2026	42
EUR PUT/HUF CALL	310,000	104,780	338.00	11/5/2026	46
EUR PUT/HUF CALL	320,000	110,400	345.00	10/14/2026	93
EUR PUT/HUF CALL	256,000	90,880	355.00	10/9/2026	149
EUR PUT/HUF CALL	320,000	108,800	340.00	10/14/2026	54
EUR PUT/HUF CALL	340,000	120,020	353.00	8/13/2026	183
EUR PUT/HUF CALL	340,000	119,340	351.00	8/13/2026	155
USD PUT/CLP CALL	13,000,000	11,154,000	858.00	9/15/2026	166
USD PUT/CNH CALL	325,000	2,113	6.50	10/28/2026	22
USD PUT/CNH CALL	325,000	2,064	6.35	4/27/2027	33
USD PUT/CNH CALL	325,000	2,080	6.40	1/27/2027	25
USD PUT/CNH CALL	260,000	1,643	6.32	5/19/2027	25
USD PUT/CNH CALL	260,000	1,664	6.40	2/19/2027	24
USD PUT/CNH CALL	260,000	1,690	6.50	11/19/2026	23
USD PUT/CNH CALL	325,000	2,064	6.35	1/27/2027	17
USD PUT/CZK CALL	305,000	5,887	19.30	10/20/2026	9
USD PUT/CZK CALL	305,000	5,947	19.50	8/20/2026	4
USD PUT/ILS CALL	12,700,000	34,925	2.75	9/29/2026	151
USD PUT/INR CALL	12,150,000	1,105,650	91.00	8/21/2026	7
USD PUT/JPY CALL	1,390,000	169,580	122.00	7/1/2026	–
USD PUT/ZAR CALL	13,000,000	214,500	16.50	9/17/2026	369
USD PUT/ZAR CALL	13,000,000	209,300	16.10	8/28/2026	183
USD PUT/ZAR CALL	6,200,000	109,008	17.58	12/1/2026	486

Total Purchased Options		$13,888,675			$2,310

WRITTEN OPTIONS — (0.1)%

Put Options
USD PUT/CLP CALL	(19,500,000)	$(16,263,000)	834.00	09/15/2026	$(117)
USD PUT/ILS CALL	(19,050,000)	(50,673)	2.66	09/29/2026	(78)
USD PUT/INR CALL	(18,225,000)	(1,622,025)	89.00	08/21/2026	(3)

318	SEI Institutional Investments Trust

A list of open exchange traded options contracts for the Fund at May 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN OPTIONS (continued)
USD PUT/ZAR CALL	(19,500,000)	$(305,175)	$15.65	08/28/2026	$(105)
USD PUT/ZAR CALL	(19,500,000)	(307,125)	15.75	09/17/2026	(160)
		(18,547,998)			(463)
Call Options
EUR CALL/HUF PUT	(9,600,000)	(3,552,000)	370.00	09/09/2026	(87)
EUR CALL/HUF PUT	(12,800,000)	(4,928,000)	385.00	01/15/2027	(149)
USD CALL/BRL PUT	(12,500,000)	(67,500)	5.40	07/08/2026	(46)
USD CALL/CLP PUT	(3,150,000)	(2,929,500)	930.00	10/16/2026	(54)
USD CALL/COP PUT	(12,200,000)	(50,020,000)	4,100.00	08/20/2026	(153)
USD CALL/INR PUT	(6,075,000)	(571,050)	94.00	08/21/2026	(144)
		(62,068,050)			(633)

Total Written Options		$(80,616,048)			$(1,096)

A list of the open futures contracts held by the Fund at May 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Short Contracts
Euro-SCHATZ	(11)	Jun-2026	$(1,357)	$(1,360)	$7
U.S. 2-Year Treasury Notes	(16)	Sep-2026	(3,304)	(3,305)	(1)
U.S. 5-Year Treasury Notes	(106)	Sep-2026	(11,349)	(11,364)	(15)
U.S. 10-Year Treasury Notes	(17)	Sep-2026	(1,864)	(1,867)	(3)
Ultra 10-Year U.S. Treasury Notes	(7)	Sep-2026	(783)	(785)	(2)
			$(18,657)	$(18,681)	$(14)

SEI Institutional Investments Trust	319

SCHEDULE OF INVESTMENTS

May 31, 2026

Emerging Markets Debt Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at May 31, 2026, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	06/02/26	USD	500	BRL	2,462	$(13)
Bank of America	06/02/26	EUR	1,348	HUF	490,250	43
Bank of America	06/03/26	RON	980	USD	221	3
Bank of America	06/05/26	RON	6,844	EUR	1,328	30
Bank of America	06/17/26	USD	149	IDR	2,662,256	—
Bank of America	06/17/26	USD	92	COP	343,848	1
Bank of America	06/17/26	USD	340	COP	1,245,003	(2)
Bank of America	06/17/26	USD	457	ILS	1,294	4
Bank of America	06/17/26	USD	529	ZAR	8,714	8
Bank of America	06/17/26	USD	1,307	PLN	4,825	25
Bank of America	06/17/26	USD	1,348	CZK	28,192	7
Bank of America	06/17/26	USD	1,471	EUR	1,247	(14)
Bank of America	06/17/26	USD	1,856	CLP	1,711,020	67
Bank of America	06/17/26	CNY	3,157	USD	460	(6)
Bank of America	06/17/26	USD	3,215	HUF	1,079,390	340
Bank of America	06/17/26	ZAR	4,800	USD	282	(14)
Bank of America	06/17/26	USD	5,765	PEN	20,211	149
Bank of America	06/17/26	USD	6,279	KRW	9,322,885	(82)
Bank of America	06/17/26	PEN	8,536	USD	2,462	(35)
Bank of America	06/17/26	USD	17,725	CNY	121,643	234
Bank of America	06/17/26	USD	22,901	MXN	409,027	654
Bank of America	06/17/26	PLN	3,598	USD	998	5
Bank of America	06/17/26	PLN	23,881	USD	6,445	(149)
Bank of America	06/17/26	CZK	50,736	USD	2,424	(15)
Bank of America	06/17/26	MXN	81,550	USD	4,672	(24)
Bank of America	06/17/26	THB	101,289	USD	3,107	(10)
Bank of America	06/17/26	INR	149,477	USD	1,600	29
Bank of America	06/17/26	INR	293,139	USD	3,068	(11)
Bank of America	06/17/26	HUF	1,373,805	USD	4,426	(99)
Bank of America	06/17/26	KRW	369,650	USD	251	5
Bank of America	06/17/26	KRW	2,301,988	USD	1,526	(4)
Bank of America	06/17/26	IDR	55,714,018	USD	3,275	157
Bank of America	08/13/26	USD	1,491	ZAR	24,574	18
Bank of America	08/24/26	CZK	20,103	USD	976	9
Bank of America	08/25/26	USD	294	INR	28,463	2
Bank of America	08/25/26	INR	279,893	USD	3,040	125
Bank of America	10/22/26	CZK	18,835	USD	915	8
Bank of America	10/22/26	CZK	32,759	USD	1,564	(13)
Barclays PLC	06/02/26	USD	120	CZK	2,500	—
Barclays PLC	06/03/26	USD	406	RON	1,814	(3)
Barclays PLC	06/05/26	USD	871	RON	3,929	2
Barclays PLC	06/05/26	USD	653	RON	2,932	(2)
Barclays PLC	06/17/26	USD	222	IDR	3,800,000	(9)
Barclays PLC	06/17/26	USD	4,726	PEN	16,226	22
Barclays PLC	06/17/26	ZAR	84,445	USD	5,008	(200)
Barclays PLC	06/17/26	JPY	96,915	USD	610	—
Barclays PLC	07/02/26	USD	566	PLN	2,050	—

320	SEI Institutional Investments Trust

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	07/14/26	JPY	358,200	USD	2,280	$22
Barclays PLC	12/03/26	USD	871	ZAR	14,560	15
Barclays PLC	12/03/26	ZAR	12,400	USD	744	(10)
BBVA Securities Inc.	06/17/26	USD	6,941	PEN	23,955	69
BBVA Securities Inc.	06/17/26	COP	3,300,000	USD	888	(9)
BNP Paribas	06/05/26	RON	17,110	EUR	3,320	75
BNP Paribas	06/17/26	PEN	11,635	USD	3,397	(8)
BNP Paribas	06/17/26	MXN	110,413	USD	6,281	(78)
BNP Paribas	12/03/26	ZAR	5,100	USD	303	(7)
Citigroup	06/02/26	USD	1,068	BRL	5,350	(10)
Citigroup	06/17/26	USD	3,163	PEN	11,100	85
Citigroup	06/17/26	PEN	1,300	USD	383	3
Citigroup	06/17/26	PEN	2,182	USD	635	(3)
Deutsche Bank	06/02/26	BRL	1,153	USD	228	1
Deutsche Bank	06/02/26	USD	37,029	BRL	186,634	(132)
Deutsche Bank	06/11/26	USD	1,046	UZS	12,967,939	35
Deutsche Bank	06/17/26	USD	64	COP	249,747	3
Deutsche Bank	06/17/26	USD	292	CLP	261,469	2
Deutsche Bank	06/17/26	PEN	425	USD	122	(3)
Deutsche Bank	06/17/26	USD	829	IDR	14,024,069	(44)
Deutsche Bank	06/17/26	USD	1,968	PLN	7,028	(27)
Deutsche Bank	06/17/26	USD	2,425	MXN	43,197	63
Deutsche Bank	06/17/26	USD	3,748	ZAR	61,760	61
Deutsche Bank	06/17/26	RON	9,391	USD	2,112	27
Deutsche Bank	06/17/26	EUR	5,680	USD	6,694	61
Deutsche Bank	06/17/26	EUR	4,105	USD	4,742	(52)
Deutsche Bank	06/17/26	USD	11,702	HUF	3,782,981	758
Deutsche Bank	06/17/26	USD	12,079	INR	1,125,250	(258)
Deutsche Bank	06/17/26	USD	7,128	EUR	6,134	35
Deutsche Bank	06/17/26	USD	10,722	EUR	9,089	(108)
Deutsche Bank	06/17/26	CNY	63,265	USD	9,295	(45)
Deutsche Bank	06/17/26	MXN	117,716	USD	6,597	(182)
Deutsche Bank	06/17/26	CLP	168,669	USD	183	(7)
Deutsche Bank	06/17/26	INR	40,745	USD	431	3
Deutsche Bank	06/17/26	INR	151,363	USD	1,580	(10)
Deutsche Bank	06/17/26	KRW	4,226,625	USD	2,897	88
Deutsche Bank	06/17/26	HUF	5,039,396	USD	15,982	(617)
Deutsche Bank	06/17/26	IDR	40,091,428	USD	2,355	111
Deutsche Bank	06/25/26	USD	644	UZS	8,000,000	23
Deutsche Bank	06/29/26	KZT	1,489,867	USD	3,064	38
Deutsche Bank	07/01/26	USD	1,988	JPY	300,007	(99)
Deutsche Bank	07/01/26	JPY	231,385	USD	1,668	211
Deutsche Bank	07/02/26	USD	11,107	BRL	56,686	15
Deutsche Bank	07/02/26	USD	1,531	BRL	7,781	(5)
Deutsche Bank	07/07/26	NGN	4,567,000	USD	3,273	(30)
Deutsche Bank	07/09/26	JPY	772,534	USD	4,900	31
Deutsche Bank	07/14/26	EUR	500	USD	587	2
Deutsche Bank	08/13/26	USD	512	ZAR	8,588	15
Deutsche Bank	08/13/26	USD	700	ZAR	11,277	(8)
Deutsche Bank	09/16/26	USD	178	TRY	9,096	1

SEI Institutional Investments Trust	321

SCHEDULE OF INVESTMENTS

May 31, 2026

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	10/22/26	USD	1,014	CZK	21,092	$2
Deutsche Bank	11/20/26	USD	1,036	UZS	13,434,368	83
Deutsche Bank	01/12/27	EGP	88,300	USD	1,639	80
Deutsche Bank	05/12/27	USD	1,458	UZS	19,619,000	177
Deutsche Bank	07/16/27	USD	1,218	UZS	15,996,503	115
Deutsche Bank	07/20/27	USD	654	UZS	8,554,368	59
Deutsche Bank	12/13/27	USD	1,080	UZS	14,938,737	165
Goldman Sachs	06/02/26	USD	512	BRL	2,541	(9)
Goldman Sachs	06/10/26	TRY	7,050	USD	152	—
Goldman Sachs	06/17/26	PEN	2,760	USD	808	(1)
Goldman Sachs	06/17/26	USD	358	PEN	1,250	8
Goldman Sachs	06/17/26	USD	563	COP	2,056,574	(4)
Goldman Sachs	06/17/26	USD	688	IDR	11,779,210	(29)
Goldman Sachs	06/17/26	RON	1,093	USD	246	4
Goldman Sachs	06/17/26	USD	1,441	TRY	67,320	4
Goldman Sachs	06/17/26	USD	3,111	MXN	54,776	43
Goldman Sachs	06/17/26	USD	480	MXN	8,315	(1)
Goldman Sachs	06/17/26	USD	3,892	HUF	1,347,454	546
Goldman Sachs	06/17/26	USD	4,551	CZK	95,130	21
Goldman Sachs	06/17/26	TRY	5,090	USD	104	(6)
Goldman Sachs	06/17/26	PLN	7,121	USD	1,946	(21)
Goldman Sachs	06/17/26	PEN	10,615	USD	3,108	2
Goldman Sachs	06/17/26	USD	21,056	INR	1,960,667	(458)
Goldman Sachs	06/17/26	INR	43,656	USD	462	3
Goldman Sachs	06/17/26	CZK	104,569	USD	5,000	(25)
Goldman Sachs	06/17/26	MXN	4,934	USD	285	1
Goldman Sachs	06/17/26	MXN	172,049	USD	9,669	(239)
Goldman Sachs	06/17/26	ZAR	179,214	USD	10,627	(425)
Goldman Sachs	06/17/26	CLP	446,536	USD	502	(1)
Goldman Sachs	06/17/26	HUF	33,478	USD	110	—
Goldman Sachs	06/17/26	HUF	1,393,979	USD	4,541	(50)
Goldman Sachs	06/17/26	COP	1,604,894	USD	434	(2)
Goldman Sachs	06/22/26	INR	4,905	USD	51	(1)
Goldman Sachs	12/03/26	ZAR	5,500	USD	319	(15)
HSBC	06/02/26	BRL	1,900	USD	383	8
HSBC	06/02/26	HUF	1,470,936	USD	4,697	(151)
HSBC	06/05/26	USD	2,391	RON	10,819	12
HSBC	06/05/26	RON	6,844	EUR	1,328	30
HSBC	06/10/26	USD	1,041	TRY	48,850	14
HSBC	06/17/26	USD	584	ZAR	9,800	21
HSBC	06/17/26	USD	3,407	PEN	11,800	46
HSBC	06/17/26	USD	851	INR	81,300	3
HSBC	06/17/26	USD	11,045	INR	1,039,131	(128)
HSBC	06/17/26	THB	21,500	USD	657	(5)
HSBC	06/17/26	INR	76,450	USD	812	9
HSBC	06/17/26	ZAR	94,298	USD	5,595	(220)
HSBC	06/17/26	CLP	985,014	USD	1,109	1
HSBC	07/02/26	USD	2,852	BRL	14,552	3
HSBC	12/03/26	USD	1,303	ZAR	21,900	29
HSBC	12/03/26	ZAR	2,800	USD	172	2

322	SEI Institutional Investments Trust

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
HSBC	12/03/26	ZAR	20,700	USD	1,246	$(13)
ICBC Financial Services	06/29/26	EGP	99,739	USD	1,845	(70)
ICBC Financial Services	07/14/26	EGP	93,500	USD	1,848	63
ICBC Financial Services	11/13/26	USD	2,961	KZT	1,750,000	432
ICBC Financial Services	01/28/27	KES	44,000	USD	313	(18)
JPMorgan Chase Bank	06/01/26	USD	7,675	PHP	446,883	(420)
JPMorgan Chase Bank	06/01/26	PHP	6,776	USD	113	3
JPMorgan Chase Bank	06/01/26	PHP	440,107	USD	7,138	(7)
JPMorgan Chase Bank	06/02/26	USD	11,318	BRL	56,936	(62)
JPMorgan Chase Bank	06/02/26	BRL	120,995	USD	24,074	153
JPMorgan Chase Bank	06/05/26	USD	526	RON	2,382	3
JPMorgan Chase Bank	06/08/26	USD	608	IDR	10,597,920	(15)
JPMorgan Chase Bank	06/08/26	USD	3,825	ZAR	62,916	58
JPMorgan Chase Bank	06/08/26	USD	2,016	BRL	10,536	64
JPMorgan Chase Bank	06/08/26	USD	4,649	BRL	23,528	(4)
JPMorgan Chase Bank	06/08/26	USD	7,622	HUF	2,438,903	414
JPMorgan Chase Bank	06/08/26	USD	23,140	CNY	157,202	79
JPMorgan Chase Bank	06/08/26	BRL	26,760	USD	5,372	89
JPMorgan Chase Bank	06/08/26	BRL	7,304	USD	1,392	(50)
JPMorgan Chase Bank	06/08/26	ZAR	54,708	USD	3,410	33
JPMorgan Chase Bank	06/08/26	ZAR	8,208	USD	491	(16)
JPMorgan Chase Bank	06/08/26	CNY	157,202	USD	23,186	(34)
JPMorgan Chase Bank	06/08/26	HUF	2,438,903	USD	7,953	(84)
JPMorgan Chase Bank	06/08/26	IDR	10,597,920	USD	596	3
JPMorgan Chase Bank	06/09/26	USD	76	BDT	9,481	1
JPMorgan Chase Bank	06/11/26	USD	191	UZS	2,340,000	4
JPMorgan Chase Bank	06/12/26	USD	682	COP	2,577,190	20
JPMorgan Chase Bank	06/12/26	PEN	25,251	USD	7,221	(169)
JPMorgan Chase Bank	06/12/26	COP	25,558,659	USD	6,786	(173)
JPMorgan Chase Bank	06/17/26	USD	505	CLP	443,291	(7)
JPMorgan Chase Bank	06/17/26	USD	1,000	RON	4,365	(31)
JPMorgan Chase Bank	06/17/26	USD	1,187	TRY	55,472	4
JPMorgan Chase Bank	06/17/26	USD	1,998	CZK	40,965	(29)
JPMorgan Chase Bank	06/17/26	USD	2,897	JPY	460,125	(2)
JPMorgan Chase Bank	06/17/26	USD	4,000	CNY	27,395	44
JPMorgan Chase Bank	06/17/26	USD	882	COP	3,265,261	5
JPMorgan Chase Bank	06/17/26	USD	3,833	COP	13,826,558	(75)
JPMorgan Chase Bank	06/17/26	USD	400	EUR	345	3
JPMorgan Chase Bank	06/17/26	USD	4,604	EUR	3,921	(25)
JPMorgan Chase Bank	06/17/26	USD	5,665	HUF	1,900,756	595
JPMorgan Chase Bank	06/17/26	USD	6,350	ILS	19,552	625
JPMorgan Chase Bank	06/17/26	THB	11,047	USD	337	(3)
JPMorgan Chase Bank	06/17/26	USD	8,835	MXN	158,964	320
JPMorgan Chase Bank	06/17/26	USD	4,802	MXN	83,219	(9)
JPMorgan Chase Bank	06/17/26	EUR	15,975	USD	18,571	(83)
JPMorgan Chase Bank	06/17/26	ILS	19,314	USD	6,230	(661)
JPMorgan Chase Bank	06/17/26	PEN	21,816	USD	6,360	(24)
JPMorgan Chase Bank	06/17/26	CZK	32,471	USD	1,526	(35)
JPMorgan Chase Bank	06/17/26	MXN	96,206	USD	5,409	(131)
JPMorgan Chase Bank	06/17/26	HUF	141,151	USD	423	(42)

SEI Institutional Investments Trust	323

SCHEDULE OF INVESTMENTS

May 31, 2026

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	06/17/26	TRY	179,245	USD	3,725	$(123)
JPMorgan Chase Bank	06/17/26	KRW	7,080,482	USD	4,650	(56)
JPMorgan Chase Bank	06/17/26	CLP	2,296,760	USD	2,595	13
JPMorgan Chase Bank	06/17/26	CLP	5,735,845	USD	6,275	(174)
JPMorgan Chase Bank	06/17/26	COP	60,197,502	USD	15,633	(727)
JPMorgan Chase Bank	06/18/26	USD	4,708	ARS	7,128,878	287
JPMorgan Chase Bank	06/18/26	USD	1,879	ARS	2,614,972	(47)
JPMorgan Chase Bank	06/22/26	USD	396	ARS	555,028	(8)
JPMorgan Chase Bank	06/22/26	USD	6,858	INR	658,059	53
JPMorgan Chase Bank	06/22/26	INR	72,868	USD	755	(10)
JPMorgan Chase Bank	07/01/26	USD	1,657	JPY	231,385	(199)
JPMorgan Chase Bank	07/02/26	USD	10,826	BRL	55,253	15
JPMorgan Chase Bank	07/02/26	USD	25,456	BRL	128,904	(166)
JPMorgan Chase Bank	07/06/26	USD	6,278	THB	205,122	43
JPMorgan Chase Bank	07/07/26	USD	127	UZS	1,720,400	17
JPMorgan Chase Bank	07/07/26	UZS	17,767,466	USD	1,358	(123)
JPMorgan Chase Bank	07/08/26	USD	491	IDR	8,800,908	1
JPMorgan Chase Bank	07/14/26	EUR	400	USD	471	3
JPMorgan Chase Bank	07/15/26	USD	543	GBP	400	(4)
JPMorgan Chase Bank	07/15/26	GBP	6,600	USD	8,872	(22)
JPMorgan Chase Bank	07/16/26	USD	2,305	KRW	3,398,300	(42)
JPMorgan Chase Bank	07/16/26	EGP	150,610	USD	2,725	(148)
JPMorgan Chase Bank	07/31/26	USD	3,640	INR	340,200	(86)
JPMorgan Chase Bank	08/04/26	USD	6,166	THB	198,862	(23)
JPMorgan Chase Bank	08/10/26	USD	1,141	ARS	1,882,000	136
JPMorgan Chase Bank	08/10/26	USD	2,156	HUF	671,780	52
JPMorgan Chase Bank	08/10/26	USD	8,331	KRW	12,327,074	(115)
JPMorgan Chase Bank	08/10/26	PLN	21,000	USD	5,763	(36)
JPMorgan Chase Bank	08/10/26	MXN	326,325	USD	18,429	(280)
JPMorgan Chase Bank	08/10/26	HUF	1,141,755	USD	3,697	(56)
JPMorgan Chase Bank	08/11/26	ZAR	235,862	USD	13,917	(565)
JPMorgan Chase Bank	08/13/26	ZAR	52,360	USD	3,051	(163)
JPMorgan Chase Bank	08/24/26	USD	3,681	ARS	5,773,500	203
JPMorgan Chase Bank	09/01/26	USD	7,107	PHP	440,107	39
JPMorgan Chase Bank	09/08/26	USD	7,744	HUF	2,377,356	63
JPMorgan Chase Bank	09/08/26	USD	22,583	CNY	152,091	(21)
JPMorgan Chase Bank	09/08/26	BRL	23,528	USD	4,549	7
JPMorgan Chase Bank	09/08/26	ZAR	45,541	USD	2,759	(31)
JPMorgan Chase Bank	09/09/26	USD	228	BDT	28,845	7
JPMorgan Chase Bank	09/16/26	USD	560	TRY	28,617	3
JPMorgan Chase Bank	09/21/26	USD	151	BDT	19,017	4
JPMorgan Chase Bank	10/13/26	USD	734	BDT	92,700	19
JPMorgan Chase Bank	10/20/26	USD	1,803	EGP	94,830	(78)
JPMorgan Chase Bank	10/22/26	USD	362	BDT	45,600	9
JPMorgan Chase Bank	11/19/26	USD	752	ARS	1,254,180	45
JPMorgan Chase Bank	12/03/26	USD	163	ZAR	2,800	7
JPMorgan Chase Bank	12/03/26	ZAR	7,780	USD	476	3
JPMorgan Chase Bank	12/15/26	USD	237	AZN	425	13
JPMorgan Chase Bank	12/23/26	USD	3,009	ARS	5,161,360	200
JPMorgan Chase Bank	01/29/27	KES	45,740	USD	326	(19)

324	SEI Institutional Investments Trust

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	02/10/27	USD	976	ARS	1,773,323	$90
JPMorgan Chase Bank	02/22/27	USD	7,002	ARS	11,590,000	(94)
JPMorgan Chase Bank	02/26/27	USD	544	ARS	900,000	(9)
JPMorgan Chase Bank	08/25/27	USD	1,531	AMD	601,200	60
Morgan Stanley	06/02/26	USD	413	PLN	1,500	1
Morgan Stanley	06/17/26	USD	226	CLP	204,964	4
Morgan Stanley	06/17/26	USD	246	PLN	893	—
Morgan Stanley	06/17/26	USD	461	HUF	156,481	54
Morgan Stanley	06/17/26	USD	823	MXN	14,440	9
Morgan Stanley	06/17/26	USD	1,266	CZK	26,623	13
Morgan Stanley	06/17/26	EUR	2,751	USD	3,194	(19)
Morgan Stanley	06/17/26	MXN	2,760	USD	154	(5)
Morgan Stanley	06/17/26	USD	3,156	ZAR	52,567	86
Morgan Stanley	06/17/26	USD	5,878	EGP	319,152	244
Morgan Stanley	06/17/26	USD	2,030	EGP	102,720	(60)
Morgan Stanley	06/17/26	PLN	21,502	USD	5,816	(121)
Morgan Stanley	06/17/26	RON	23,254	USD	5,283	120
Morgan Stanley	06/17/26	CZK	57,753	USD	2,764	(11)
Morgan Stanley	06/17/26	ZAR	81,732	USD	4,876	(164)
Morgan Stanley	06/17/26	INR	297,200	USD	3,105	(17)
Morgan Stanley	06/17/26	HUF	1,032,244	USD	3,293	(107)
Morgan Stanley	06/17/26	COP	1,765,006	USD	468	(12)
Morgan Stanley	06/22/26	USD	3,103	INR	297,200	17
Morgan Stanley	06/30/26	USD	906	PEN	3,200	30
Morgan Stanley	06/30/26	USD	1,367	ZAR	22,800	37
Morgan Stanley	07/14/26	EUR	30,990	USD	36,407	180
Morgan Stanley	07/15/26	USD	1,322	GBP	980	(2)
Morgan Stanley	08/10/26	COP	4,989,000	USD	1,312	(27)
Morgan Stanley	08/13/26	USD	730	ZAR	12,032	8
Morgan Stanley	11/12/26	MXN	113,496	USD	6,504	49
Morgan Stanley	11/13/26	USD	772	KZT	456,000	112
Morgan Stanley	12/03/26	USD	680	ZAR	11,500	20
Morgan Stanley	12/03/26	ZAR	61,238	USD	3,489	(235)
Nomura Securities	06/17/26	USD	742	INR	70,600	—
RBC	06/05/26	EUR	1,827	RON	9,583	(4)
RBC	06/17/26	PEN	1,818	USD	530	(2)
RBC	06/17/26	IDR	7,290,000	USD	409	1
SCB Securities	06/02/26	EUR	92	CZK	2,250	—
SCB Securities	06/02/26	EUR	1,304	PLN	5,560	13
SCB Securities	06/02/26	EUR	8,091	HUF	2,958,350	309
SCB Securities	06/02/26	USD	11,040	BRL	55,786	(11)
SCB Securities	06/02/26	USD	15,529	CZK	322,490	(37)
SCB Securities	06/02/26	USD	24,983	PLN	90,675	53
SCB Securities	06/02/26	HUF	110,750	USD	356	(9)
SCB Securities	06/03/26	USD	289	RON	1,280	(4)
SCB Securities	06/03/26	USD	765	AZN	1,350	28
SCB Securities	06/03/26	EUR	2,053	RON	10,695	(20)
SCB Securities	06/05/26	EUR	6,865	USD	7,996	(16)
SCB Securities	06/10/26	USD	1,880	TRY	91,923	105
SCB Securities	06/11/26	EUR	828	RSD	97,400	2

SEI Institutional Investments Trust	325

SCHEDULE OF INVESTMENTS

May 31, 2026

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
SCB Securities	06/17/26	USD	180	IDR	3,060,000	$(9)
SCB Securities	06/17/26	USD	1,023	PEN	3,501	2
SCB Securities	06/17/26	USD	2,608	COP	9,864,082	73
SCB Securities	06/17/26	USD	3,462	ZAR	59,000	176
SCB Securities	06/17/26	EUR	16,429	USD	18,953	(231)
SCB Securities	06/17/26	ZAR	17,468	USD	1,053	(24)
SCB Securities	06/17/26	USD	18,003	EUR	15,536	139
SCB Securities	06/17/26	PEN	39,192	USD	11,402	(66)
SCB Securities	06/17/26	INR	941,200	USD	9,949	62
SCB Securities	06/22/26	INR	219,426	USD	2,272	(31)
SCB Securities	06/29/26	EGP	37,400	USD	684	(34)
SCB Securities	07/02/26	EUR	93	CZK	2,250	—
SCB Securities	07/02/26	USD	716	RON	3,227	—
SCB Securities	07/02/26	EUR	1,314	PLN	5,560	1
SCB Securities	07/02/26	USD	10,905	BRL	55,253	(65)
SCB Securities	07/02/26	EUR	11,033	HUF	3,917,600	5
SCB Securities	07/02/26	USD	15,618	CZK	324,990	6
SCB Securities	07/02/26	USD	25,449	PLN	92,175	7
SCB Securities	07/02/26	HUF	1,528,686	USD	5,030	(2)
SCB Securities	08/10/26	USD	220	BDT	28,161	9
SCB Securities	12/03/26	USD	749	ZAR	12,300	—
SCB Securities	12/03/26	ZAR	5,000	USD	308	4
SCB Securities	12/03/26	ZAR	2,900	USD	169	(8)
SCB Securities	01/12/27	EGP	44,200	USD	820	40
SCB Securities	01/28/27	USD	677	KES	91,480	12
SCB Securities	01/28/27	KES	47,480	USD	338	(19)
SCB Securities	01/29/27	USD	338	KES	45,740	6
SCB Securities	07/20/27	USD	121	UZS	1,599,742	12
SCB Securities	11/14/28	USD	822	AMD	345,140	69
Societe Generale	06/05/26	RON	7,158	EUR	1,388	30
Societe Generale	06/17/26	USD	6,073	THB	195,568	(55)
Societe Generale	06/17/26	PEN	12,614	USD	3,664	(27)
Societe Generale	07/14/26	EGP	81,900	USD	1,620	57
Societe Generale	11/12/26	USD	1,975	KZT	1,165,125	285
Societe Generale	01/12/27	EGP	56,800	USD	1,057	54
Standard Bank	06/17/26	USD	142	RON	639	—
Standard Bank	06/17/26	USD	97	RON	430	(2)
Standard Bank	06/17/26	USD	444	CZK	9,372	7
Standard Bank	06/17/26	USD	467	PLN	1,704	4
Standard Bank	06/17/26	USD	771	IDR	13,000,000	(43)
Standard Bank	06/17/26	USD	3,830	TRY	179,358	20
Standard Bank	06/17/26	USD	7,792	CNY	53,449	99
Standard Bank	06/17/26	USD	11,761	THB	375,139	(217)
Standard Bank	06/17/26	TRY	14,587	USD	303	(10)
Standard Bank	06/17/26	PEN	14,969	USD	4,245	(135)
Standard Bank	06/17/26	MXN	18,480	USD	1,065	1
Standard Bank	06/17/26	EGP	252,800	USD	4,456	(393)
Standard Bank	06/17/26	INR	296,032	USD	3,125	15
Standard Bank	06/17/26	PHP	643,293	USD	10,782	326
Standard Bank	06/18/26	USD	223	MYR	884	—

326	SEI Institutional Investments Trust

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	06/18/26	USD	6,169	MYR	24,421	$(4)
Standard Bank	06/18/26	MYR	14,719	USD	3,723	7
Standard Bank	09/01/26	USD	231	ZAR	3,782	1
Standard Bank	09/01/26	ZAR	28,836	USD	1,755	(12)
Standard Bank	09/16/26	TRY	237,504	USD	4,638	(33)
State Street	07/14/26	EUR	500	USD	592	8
State Street	07/14/26	USD	586	EUR	500	(2)
State Street	07/15/26	USD	269	GBP	200	—
TD Securities	06/02/26	EUR	1,319	HUF	469,000	6
TD Securities	06/05/26	RON	6,844	EUR	1,328	29
UBS	06/02/26	USD	1,752	BRL	8,800	(12)
UBS	06/17/26	USD	475	PEN	1,650	7
UBS	06/17/26	USD	247	PEN	845	—
UBS	06/17/26	USD	7,843	MXN	138,150	113
UBS	06/17/26	MXN	110,973	USD	6,413	22
UBS	06/17/26	MXN	63,350	USD	3,539	(110)
UBS	07/02/26	USD	2,796	BRL	14,150	(20)
Wells Fargo	06/02/26	USD	170	HUF	53,000	5
Wells Fargo	06/05/26	USD	3,380	RON	15,155	(14)
Wells Fargo	06/17/26	USD	257	THB	8,400	2
Wells Fargo	06/17/26	USD	418	ZAR	7,000	13
Wells Fargo	06/17/26	THB	20,150	USD	620	—
Wells Fargo	12/03/26	USD	170	ZAR	2,800	—
Wells Fargo	12/03/26	ZAR	23,250	USD	1,398	(16)
						$485

A list of open OTC swap agreements held by the Fund at May 31, 2026, is as follows:

Credit Default Swaps - Buy Protection
Counterparty	Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
Bank of America	Israel	1.00%	Quarterly	12/20/2029	$1,400	$(31)	$21	$(52)
Deutsche Bank	Panama	1.00%	Quarterly	03/20/2029	22,800	(330)	(303)	(27)
Goldman Sachs	Israel	1.00%	Quarterly	06/20/2028	2,500	(43)	(24)	(19)
JPMorgan Chase	South Africa	1.00%	Quarterly	12/20/2026	4,900	(31)	(9)	(22)
JPMorgan Chase	Ministry of Finance - State of Israel	1.00%	Quarterly	12/20/2029	600	(14)	7	(21)
Morgan Stanley	MORD	1.00%	Quarterly	12/20/2026	3,000	(10)	8	(18)
Morgan Stanley	Republic of Turkey	1.00%	Quarterly	12/20/2026	3,700	(12)	4	(16)
Morgan Stanley	MSCI	1.00%	Quarterly	12/20/2026	6,400	(23)	(5)	(18)
Morgan Stanley	Arab Republic of Egypt	1.00%	Quarterly	12/20/2028	1,000	30	191	(161)
Morgan Stanley	MORD	1.00%	Quarterly	12/20/2029	7,200	(106)	41	(147)
Morgan Stanley	Republic of South Africa	1.00%	Quarterly	06/20/2031	1,700	20	32	(12)
						$(550)	$(37)	$(513)

Credit Default Swap - Sell Protection
Counterparty	Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
Deutsche Bank	DBA	1.00%	Quarterly	03/20/2029	$22,800	$330	$—	$330

SEI Institutional Investments Trust	327

SCHEDULE OF INVESTMENTS

May 31, 2026

Emerging Markets Debt Fund (Continued)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	JPMorgan Custom JPM EMBID Div	ASSET RETURN	1-DAY SOFR - 15BPS	Annually	06/10/2026	USD	11,600	$72	$–	$72
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ASSET RETURN	Annually	06/03/2026	USD	150	(5)	–	(5)
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ASSET RETURN	Annually	06/09/2026	USD	266	57	–	57
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ASSET RETURN	Annually	06/23/2026	USD	120	17	–	17
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ASSET RETURN	Annually	06/24/2026	USD	269	27	–	27
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ASSET RETURN	Annually	06/24/2026	USD	151	19	–	19
JPMorgan Chase	Zambia Government Bond	SOFR	ASSET RETURN	Annually	06/27/2026	USD	775	219	–	219
JPMorgan Chase	Zambia Government Bond	SOFR	ASSET RETURN	Annually	06/28/2026	USD	956	260	–	260
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ASSET RETURN	Annually	07/27/2026	USD	230	30	–	30
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ASSET RETURN	Annually	07/27/2026	USD	69	7	–	7
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ASSET RETURN	Annually	07/27/2026	USD	164	19	–	19
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ASSET RETURN	Annually	07/27/2026	USD	283	42	–	42
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ASSET RETURN	Quarterly	07/27/2026	USD	281	36	–	36
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ASSET RETURN	Annually	08/17/2026	USD	460	32	–	32
JPMorgan Chase	Zambia Government Bond	SOFR + 85BPS	ASSET RETURN	Annually	08/24/2026	USD	501	26	–	26
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ASSET RETURN	Annually	09/29/2026	USD	105	8	–	8
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ASSET RETURN	Annually	09/30/2026	USD	242	6	–	6
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ASSET RETURN	Annually	10/29/2026	USD	246	(13)	–	(13)
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ASSET RETURN	Annually	10/30/2026	USD	261	16	–	16
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ASSET RETURN	Annually	11/17/2026	USD	884	48	–	48
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ASSET RETURN	Annually	11/26/2026	USD	725	28	–	28
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ASSET RETURN	Annually	11/29/2026	USD	449	18	–	18
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ASSET RETURN	Annually	11/30/2026	USD	336	11	–	11
								$980	$–	$980

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Thousands)
JPMorgan Chase	41.3%	BIST TLREF INDEX	Quarterly	11/22/2026	TRY	406,900	$18	$–	$18

A list of open centrally cleared swap agreements held by the Fund at May 31, 2026, is as follows:

Credit Default Swap - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX.EM.S45.V1.5Y	1.00%	Quarterly	06/20/2031	$15,600	$345	$360	$(15)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY BRL - CETIP	13.3%	Annually	01/02/2031	BRL	56,235	$(211)	$(2)	$(209)
1.4%	THB - THOR	Quarterly	12/17/2035	THB	149,000	315	29	286
3.1%	6-MONTH EURIBOR	Annually	06/17/2036	EUR	11,100	(134)	36	(170)
3.2%	6-MONTH EURIBOR	Annually	06/17/2056	EUR	5,800	(68)	24	(92)
3.9%	6-MONTH CZK - PRIBOR	Annually	06/18/2035	CZK	66,000	114	8	106
THOR	1.718%	Quarterly	06/18/2030	THB	82,000	5	–	5
MIBOR	5.96%	Semi-Annually	06/18/2030	INR	595,000	(124)	–	(124)
8.87%	COOVIBR	Quarterly	09/17/2035	COP	8,900,000	350	–	350

328	SEI Institutional Investments Trust

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
4.45%	6-MONTH WIBOR	Annually	09/17/2035	PLN	13,000	$41	$6	$35
5.165%	CLICP	Semi-Annually	09/17/2035	CLP	2,500,000	13	–	13
6-MONTH HUF - BUBOR	6.05%	Semi-Annually	09/17/2030	HUF	1,300,000	147	(12)	159
6-MONTH HUF - BUBOR	5.885%	Semi-Annually	09/17/2028	HUF	2,600,000	91	–	91
9.55%	COOVIBR	Quarterly	09/17/2035	COP	2,700,000	78	–	78
BZDIOVRA INDEX	13.35%	Annually	01/02/2029	BRL	8,690	(19)	–	(19)
BZDIOVRA INDEX	13.085%	Annually	01/02/2029	BRL	107,227	(373)	–	(373)
3.7%	6-MONTH WIBOR	Annually	03/18/2028	PLN	46,800	122	–	122
MXIBTIEF INDEX	7.665%	Monthly	03/12/2031	MXN	18,400	(5)	–	(5)
BZDIOVRA INDEX	12.8575%	Annually	01/03/2028	BRL	49,845	(146)	–	(146)
BZDIOVRA INDEX	12.85%	Annually	01/03/2028	BRL	88,614	(261)	–	(261)
MXIBTIEF	7.45%	Monthly	03/13/2030	MXN	126,200	(43)	–	(43)
COOVIBR	11.05%	Quarterly	03/18/2031	COP	20,000,000	(125)	–	(125)
10.97%	COOVIBR	Quarterly	03/18/2036	COP	5,200,000	39	–	39
CNRR007	1.555%	Quarterly	03/18/2031	CNY	34,000	13	–	13
BZDIOVRA INDEX	12.925%	Annually	01/03/2028	BRL	56,926	(153)	–	(153)
6-MONTH HUF - BUBOR	6.57%	Semi-Annually	06/17/2029	HUF	758,000	94	–	94
4.64%	CLICP	Semi-Annually	06/17/2028	CLP	7,600,000	14	–	14
6-MONTH CZK - PRIBOR	4.3625%	Semi-Annually	06/17/2031	CZK	88,000	21	–	21
4.96%	CLICP	Semi-Annually	06/17/2028	CLP	7,600,000	(39)	–	(39)
BZDIOVRA INDEX	13.72%	Annually	01/03/2028	BRL	23,222	(9)	–	(9)
BZDIOVRA INDEX	14.01%	Annually	01/03/2028	BRL	55,749	24	–	24
7.785%	ZARONIA	Annually	09/16/2028	ZAR	142,000	(28)	–	(28)
4%	SOFR	Annually	05/26/2031	USD	6,900	(40)	(15)	(25)
3.9207%	SOFR	Annually	05/26/2029	USD	5,500	(10)	–	(10)
MIBOR INDEX	6.08%	Semi-Annually	12/19/2029	INR	1,600,000	(206)	–	(206)
CZK 6-MONTH PRIBOR	3.6745%	Semi-Annually	12/20/2034	CZK	163,220	(392)	(11)	(381)
6-MONTH WIBOR	5.0295%	Semi-Annually	12/20/2034	PLN	7,300	64	–	64
1-DAY MXIBTIEF	8.89%	Monthly	12/18/2026	MXN	781,642	579	(25)	604
1-DAY BRL - CETIP	15.26%	Annually	01/02/2029	BRL	32,300	275	–	275
1-DAY MXIBTIEF	8.905%	Monthly	12/18/2026	MXN	304,778	227	–	227
THOR	1.9045%	Quarterly	12/20/2029	THB	277,700	103	–	103
MIBOR INDEX	6.0675%	Semi-Annually	02/03/2030	INR	776,140	(111)	42	(153)
MIBOR INDEX	6.04%	Semi-Annually	02/04/2030	INR	695,136	(105)	(9)	(96)
1-DAY MXIBTIEF	8.5235%	Monthly	02/20/2035	MXN	322,000	399	488	(89)
2.0195%	THOR	Quarterly	03/21/2035	THB	45,440	7	(21)	28
1-DAY MIBOR	5.7645%	Semi-Annually	04/09/2030	INR	337,000	(89)	1	(90)
6-MONTH WIBOR	4.0405%	Semi-Annually	04/11/2030	PLN	12,614	(38)	–	(38)
6-MONTH WIBOR	4.325%	Semi-Annually	04/15/2035	PLN	18,010	(91)	(2)	(89)
CETIP INDEX	13.5403%	Annually	01/02/2030	BRL	26,700	(44)	23	(67)
MIBOR INDEX	5.701%	Semi-Annually	07/11/2030	INR	758,000	(236)	10	(246)
CETIP INDEX	13.4043%	Annually	01/03/2028	BRL	24,500	(35)	–	(35)
CETIP INDEX	13.28%	Annually	01/03/2028	BRL	107,420	(196)	2	(198)
7.1265%	3-MONTH BA	Quarterly	08/19/2030	ZAR	11,800	7	–	7
3-MONTH BA	6.9765%	Quarterly	09/23/2030	ZAR	58,800	(57)	–	(57)
3-MONTH BA	6.7705%	Quarterly	10/21/2030	ZAR	227,000	(331)	(6)	(325)
MIBOR INDEX	5.6385%	Semi-Annually	10/24/2030	INR	488,000	(179)	(34)	(145)
6-MONTH PRIBOR	4.1495%	Semi-Annually	11/04/2035	CZK	74,750	(67)	7	(74)
CETIP INDEX	13.0958%	Annually	01/02/2031	BRL	8,400	(46)	(44)	(2)
MIBOR INDEX	5.94%	Semi-Annually	01/16/2031	INR	302,390	(81)	(33)	(48)
3-MONTH BA	6.6795%	Quarterly	01/20/2031	ZAR	94,900	(170)	18	(188)
6-MONTH HUF - BUBOR	6.08%	Semi-Annually	01/22/2031	HUF	1,300,000	170	–	170
6-MONTH HUF - BUBOR	6.505%	Semi-Annually	01/22/2036	HUF	700,000	258	–	258
THB - THOR	1.3875%	Quarterly	02/23/2031	THB	36,250	(19)	8	(27)
6.88%	3-MONTH BA	Quarterly	03/03/2031	ZAR	110,820	153	71	82
MIBOR INDEX	6.79204938%	Semi-Annually	03/31/2031	INR	473,400	40	35	5
14.1007%	CETIP INDEX	Annually	01/02/2031	BRL	28,100	(94)	–	(94)

SEI Institutional Investments Trust	329

SCHEDULE OF INVESTMENTS

May 31, 2026

Emerging Markets Debt Fund (Concluded)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6-MONTH HUF - BUBOR	5.1595%	Semi-Annually	05/29/2031	HUF	1,060,000	$18	$–	$18
3-MONTH BA	7.5095%	Quarterly	05/27/2031	ZAR	64,500	11	–	11
1-MONTH MXN OVERNIGHT TIIE FUNDING RATE	7.8945%	Monthly	05/23/2031	MXN	70,100	15	–	15
1.1%	1-DAY JPOIS	Annually	09/18/2034	JPY	1,395,000	779	(34)	813
SOFR	4%	Annually	09/17/2035	USD	28,800	(45)	688	(733)
4.6%	1-DAY SONIA	Annually	09/17/2055	GBP	3,300	153	(19)	172
						$319	$1,229	$(910)

Percentages are based on Net Assets of $1,791,526 ($ Thousands).

(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2026, the value of these securities amounted to $174,075 ($ Thousands), representing 9.7% of the Net Assets of the Fund.

(B)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	No interest rate available.

(E)	Zero coupon security.

(F)	Interest rate represents the security's effective yield at the time of purchase.

(G)	Security is in default on interest payment.

(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(I)	Security, or a portion thereof, has been pledged as collateral on open swap agreements. The total market value of such securities as of May 31, 2026 was $121 ($ Thousands)..

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Global Bonds	–	1,632,183	3,544	1,635,727
U.S. Treasury Obligations	–	54,701	–	54,701
Loan Participation Notes	–	9,591	11,162	20,753
Purchased Options	2,310	–	–	2,310
Total Investments in Securities	2,310	1,696,475	14,706	1,713,491

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(1,096)	–	–	(1,096)
Futures Contracts*
Unrealized Appreciation	7	–	–	7
Unrealized Depreciation	(21)	–	–	(21)
Forward Contracts*
Unrealized Appreciation	–	12,927	–	12,927
Unrealized Depreciation	–	(12,442)	–	(12,442)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	–	330	–	330
Unrealized Depreciation	–	(513)	–	(513)
Interest Rate Swap*
Unrealized Appreciation	–	18	–	18
Total Return Swaps*
Unrealized Appreciation	–	998	–	998
Unrealized Depreciation	–	(18)	–	(18)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(15)	–	(15)
Interest Rate Swaps*
Unrealized Appreciation	–	4,302	–	4,302
Unrealized Depreciation	–	(5,212)	–	(5,212)
Total Other Financial Instruments	(1,110)	375	–	(735)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1)	Of the $14,706 ($ Thousands) in Level 3 securities as of May 31, 2026, $4,972 ($ Thousands) or 0.28% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

330	SEI Institutional Investments Trust

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust	331

SCHEDULE OF INVESTMENTS

May 31, 2026

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 98.8%
U.S. Treasury Inflation Indexed Bonds
2.125%, 04/15/2029	$17,099	$17,404
1.625%, 10/15/2029	17,903	18,049
1.625%, 04/15/2030	18,659	18,718
1.250%, 04/15/2031	9,806	9,647
1.125%, 10/15/2030	19,157	18,887
U.S. Treasury Inflation-Protected Securities
3.875%, 04/15/2029	7,243	7,730
3.625%, 04/15/2028	6,311	6,568
2.500%, 01/15/2029	5,706	5,866
2.375%, 10/15/2028	16,892	17,332
1.750%, 01/15/2028	6,120	6,159
1.625%, 10/15/2027	16,625	16,762
1.250%, 04/15/2028	16,385	16,337
0.875%, 01/15/2029	11,232	11,080
0.750%, 07/15/2028	12,971	12,849
0.500%, 01/15/2028	14,976	14,772
0.375%, 07/15/2027	14,629	14,540
0.250%, 07/15/2029	13,257	12,818
0.125%, 01/15/2030	14,979	14,270
0.125%, 07/15/2030	16,516	15,657
0.125%, 01/15/2031	17,132	16,054

Total U.S. Treasury Obligations
(Cost $270,097) ($ Thousands)		271,499

Total Investments in Securities — 98.8%
(Cost $270,097) ($ Thousands)		$271,499

Percentages are based on Net Assets of $274,771 ($ Thousands).

As of May 31, 2026, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

332	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2026

Limited Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 31.1%
U.S. Treasury Bonds
2.875%, 08/15/2028	$105,230	$102,702
U.S. Treasury Notes
4.250%, 02/15/2028	29,250	29,370
4.000%, 05/31/2028	137,494	137,499
3.875%, 04/15/2029	45,795	45,577
3.875%, 05/15/2029	42,790	42,586
3.750%, 12/31/2028	108,660	107,879
3.625%, 05/31/2028	84,250	83,628
0.500%, 10/31/2027	18,395	17,526

Total U.S. Treasury Obligations
(Cost $568,518) ($ Thousands)		566,767

CORPORATE OBLIGATIONS — 28.2%
Communication Services — 0.2%
AT&T
2.300%, 06/01/2027	2,000	1,962
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (A)	400	402
T-Mobile USA
3.750%, 04/15/2027	640	637
		3,001
Consumer Discretionary — 1.8%
Amazon.com
4.250%, 03/13/2031	2,000	1,978
American Honda Finance MTN
4.550%, 07/09/2027	11,325	11,345
Flutter Treasury DAC
6.375%, 04/29/2029 (A)	6,235	6,326
Hyatt Hotels
5.050%, 03/30/2028	1,515	1,527
Hyundai Capital America
4.875%, 06/23/2027 (A)	9,020	9,059
Las Vegas Sands
5.625%, 06/15/2028	1,220	1,238
Volkswagen Group of America Finance LLC
4.750%, 11/13/2028 (A)	680	680
		32,153
Consumer Staples — 0.6%
Altria Group
4.875%, 02/04/2028	915	921
BAT Capital
3.557%, 08/15/2027	1,736	1,720
Bayer US Finance LLC
6.250%, 01/21/2029 (A)	1,445	1,497
Bon Secours Mercy Health
4.302%, 07/01/2028	4,285	4,263
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Constellation Brands
2.250%, 08/01/2031	$1,090	$963
Imperial Brands Finance
4.500%, 06/30/2028 (A)	1,540	1,539
JBS NV
3.000%, 02/02/2029	1,025	982
		11,885
Energy — 0.4%
Enbridge
4.600%, 06/20/2028	5,680	5,699
Plains All American Pipeline/PAA Finance
4.500%, 12/15/2026	1,500	1,501
		7,200
Financials — 17.0%
American Express
4.731%, SOFR + 1.260%, 04/25/2029 (B)	2,985	3,000
4.009%, SOFR + 0.581%, 02/09/2029 (B)	14,505	14,404
Atlas Warehouse Lending
4.625%, 11/15/2028 (A)	10,041	9,917
Avolon Holdings Funding
5.750%, 03/01/2029 (A)	950	971
4.200%, 04/15/2029 (A)	11,220	11,033
3.250%, 02/15/2027 (A)	990	981
2.750%, 02/21/2028 (A)	580	561
2.528%, 11/18/2027 (A)	59	58
Bank of America
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)	4,689	4,616
1.734%, SOFR + 0.960%, 07/22/2027 (B)	3,125	3,113
Bank of America MTN
3.974%, TSFR3M + 1.472%, 02/07/2030 (B)	12,605	12,403
2.551%, SOFR + 1.050%, 02/04/2028 (B)	2,500	2,470
2.087%, SOFR + 1.060%, 06/14/2029 (B)	885	843
Bank of New York Mellon
4.729%, SOFR + 1.135%, 04/20/2029 (B)	5,550	5,591
Bank of New York Mellon MTN
3.442%, TSFR3M + 1.331%, 02/07/2028 (B)	1,165	1,160
Citigroup
4.075%, TSFR3M + 1.454%, 04/23/2029 (B)	16,490	16,369
3.520%, TSFR3M + 1.413%, 10/27/2028 (B)	1,645	1,626

SEI Institutional Investments Trust	333

SCHEDULE OF INVESTMENTS

May 31, 2026

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.070%, SOFR + 1.280%, 02/24/2028 (B)	$715	$708
1.462%, SOFR + 0.770%, 06/09/2027 (B)	4,295	4,292
Corebridge Global Funding
4.900%, 01/07/2028 (A)	4,505	4,531
Equitable America Global Funding
4.650%, 06/09/2028 (A)	7,545	7,545
Farmers Exchange Capital
7.050%, 07/15/2028 (A)	1,095	1,134
Fidelity National Information Services
4.450%, 03/10/2028	8,800	8,778
Fifth Third Bancorp
4.772%, SOFRINDX + 2.127%, 07/28/2030 (B)	7,235	7,235
Fiserv
4.550%, 02/15/2031	610	598
Global Payments
2.150%, 01/15/2027	1,725	1,701
Goldman Sachs Group
4.594%, SOFR + 0.990%, 04/20/2030 (B)	12,900	12,857
2.640%, SOFR + 1.114%, 02/24/2028 (B)	170	168
1.542%, SOFR + 0.818%, 09/10/2027 (B)	5,460	5,418
Guardian Life Global Funding
5.737%, 10/02/2028 (A)	2,925	3,009
HSBC Holdings PLC
2.013%, SOFR + 1.732%, 09/22/2028 (B)	1,090	1,055
JPMorgan Chase
5.012%, SOFR + 1.310%, 01/23/2030 (B)	17,040	17,204
4.979%, SOFR + 0.930%, 07/22/2028 (B)	2,478	2,495
4.323%, SOFR + 1.560%, 04/26/2028 (B)	1,670	1,669
3.782%, US0003M + 1.599%, 02/01/2028 (B)	4,535	4,518
2.182%, SOFR + 1.890%, 06/01/2028 (B)	2,000	1,958
1.470%, SOFR + 0.765%, 09/22/2027 (B)	435	431
Lloyds Banking Group
4.818%, H15T1Y + 0.830%, 06/13/2029 (B)	9,185	9,236
Marsh & McLennan
4.550%, 11/08/2027	7,585	7,616
Metropolitan Life Global Funding I MTN
5.050%, 01/06/2028 (A)	2,000	2,019
Morgan Stanley
6.407%, SOFR + 1.830%, 11/01/2029 (B)	17,995	18,711
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley Bank
4.968%, SOFR + 0.930%, 07/14/2028 (B)	$2,450	$2,465
Morgan Stanley Private Bank
4.204%, SOFR + 0.780%, 11/17/2028 (B)	7,145	7,124
Nationwide Building Society MTN
2.972%, SOFR + 1.290%, 02/16/2028 (A)(B)	2,720	2,691
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (B)	710	716
5.582%, SOFR + 1.841%, 06/12/2029 (B)	970	993
Royal Bank of Canada MTN
4.498%, SOFR + 0.890%, 08/06/2029 (B)	9,300	9,295
Santander UK Group Holdings PLC
1.673%, SOFR + 0.989%, 06/14/2027 (B)	1,380	1,379
Toronto-Dominion Bank
4.361%, 04/23/2029	9,685	9,646
Truist Bank
4.144%, SOFR + 0.662%, 01/27/2029 (B)	10,290	10,231
UBS
4.302%, SOFR + 0.810%, 03/16/2029 (B)	10,710	10,690
US Bancorp
6.787%, SOFR + 1.880%, 10/26/2027 (B)	325	328
US Bank
4.535%, SOFR + 0.670%, 05/20/2029 (B)	15,230	15,235
Wells Fargo
6.303%, SOFR + 1.790%, 10/23/2029 (B)	14,895	15,467
Wells Fargo MTN
3.526%, SOFR + 1.510%, 03/24/2028 (B)	5,450	5,412
2.393%, SOFR + 2.100%, 06/02/2028 (B)	3,945	3,869
Willis North America
4.650%, 06/15/2027	615	616
		310,159
Health Care — 0.9%
Amgen
5.150%, 03/02/2028	2,465	2,496
Bayer US Finance II LLC
4.375%, 12/15/2028 (A)	245	243
Cigna Group
4.500%, 09/15/2030	1,520	1,514

334	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Elevance Health
2.550%, 03/15/2031	$1,400	$1,270
Humana
4.875%, 04/01/2030	930	932
PeaceHealth Obligated Group
4.335%, 11/15/2028	10,820	10,753
		17,208
Industrials — 2.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450%, 10/29/2026	255	253
Air Lease
2.200%, 01/15/2027	770	760
Boeing
6.259%, 05/01/2027	1,325	1,346
Delta Air Lines
4.750%, 10/20/2028 (A)	10,917	10,926
Honeywell Aerospace
3.900%, 03/16/2028 (A)	13,395	13,285
SMBC Aviation Capital Finance DAC
5.100%, 04/01/2030 (A)	1,055	1,064
Uber Technologies
4.300%, 01/15/2030	1,328	1,314
Waste Management
4.500%, 03/15/2028	12,025	12,084
		41,032
Information Technology — 1.7%
Dell International LLC
4.750%, 04/01/2028	910	915
Foundry JV Holdco LLC
5.500%, 01/25/2031 (A)	1,220	1,250
Intel
5.125%, 02/10/2030	925	940
Open Text
6.900%, 12/01/2027 (A)	1,610	1,650
Oracle
4.380%, SOFR + 0.760%, 08/03/2028 (B)	4,305	4,271
Salesforce
4.650%, 03/15/2029	345	346
4.500%, 03/15/2028	13,570	13,582
ServiceNow
4.250%, 05/15/2028	7,840	7,840
		30,794

Materials — 0.2%
Amcor Flexibles North America
4.800%, 03/17/2028	640	643
Berry Global
5.500%, 04/15/2028	765	778
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
International Flavors & Fragrances
1.832%, 10/15/2027 (A)	$2,120	$2,045
		3,466
Real Estate — 1.0%
American Tower
5.250%, 07/15/2028	3,145	3,192
3.600%, 01/15/2028	175	172
Crown Castle
3.800%, 02/15/2028	3,700	3,655
Digital Realty Trust
3.600%, 07/01/2029	615	598
DOC DR LLC
4.300%, 03/15/2027	1,880	1,879
Extra Space Storage
3.875%, 12/15/2027	1,625	1,612
Extra Space Storage LP
5.700%, 04/01/2028	1,195	1,219
GLP Capital LP / GLP Financing II
5.300%, 01/15/2029	1,000	1,006
4.000%, 01/15/2031	1,370	1,296
Hudson Pacific Properties LP
4.650%, 04/01/2029	68	64
3.950%, 11/01/2027	37	36
LXP Industrial Trust
6.750%, 11/15/2028	418	435
VICI Properties
5.750%, 02/01/2027 (A)	725	728
VICI Properties LP / VICI Note Co
4.125%, 08/15/2030 (A)	310	297
WP Carey
4.650%, 07/15/2030	1,530	1,524
		17,713
Utilities — 2.2%
Alliant Energy Finance LLC
5.950%, 03/30/2029 (A)	1,565	1,614
American Electric Power
5.750%, 11/01/2027	550	560
Dominion Energy
6.000%, H15T5Y + 2.262%, 02/15/2056 (B)	1,000	1,006
Eversource Energy
2.900%, 03/01/2027	2,505	2,479
FirstEnergy
3.900%, 07/15/2027	10,470	10,404
ITC Holdings
4.950%, 09/22/2027 (A)	2,100	2,111
National Rural Utilities Cooperative Finance MTN
3.950%, 12/10/2027	12,820	12,756
NextEra Energy Capital Holdings
4.685%, 09/01/2027	4,930	4,951

SEI Institutional Investments Trust	335

SCHEDULE OF INVESTMENTS

May 31, 2026

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Public Service of Colorado
4.150%, 03/13/2029	$4,820	$4,785
		40,666

Total Corporate Obligations
(Cost $515,424) ($ Thousands)		515,277

ASSET-BACKED SECURITIES — 23.3%
Automotive — 6.9%
Ally Bank Auto Credit-Linked Notes, Ser 2024-A, Cl D
6.315%, 05/17/2032 (A)	626	633
ARI Fleet Lease Trust, Ser 2026-A, Cl A3
4.090%, 11/15/2034 (A)	3,450	3,414
Avis Budget Rental Car Funding AESOP LLC, Ser 2024-1A, Cl A
5.360%, 06/20/2030 (A)	8,865	9,011
BMW Vehicle Lease Trust, Ser 2025-1, Cl A4
4.490%, 10/25/2028	9,780	9,805
CarMax Auto Owner Trust, Ser 2024-1, Cl B
5.170%, 08/15/2029	4,120	4,163
Carvana Auto Receivables Trust, Ser 2025-P3, Cl A4
4.240%, 08/11/2031	6,275	6,228
Chase Auto Owner Trust, Ser 2025-1A, Cl B
4.680%, 11/25/2030 (A)	500	499
Credit Acceptance Auto Loan Trust, Ser 2025-1A, Cl A
5.020%, 03/15/2035 (A)	8,650	8,685
FHF Issuer Trust, Ser 2024-3A, Cl A2
4.940%, 11/15/2030 (A)	804	802
Ford Credit Auto Owner Trust, Ser 2024-1, Cl A
4.870%, 08/15/2036 (A)(C)	10,431	10,550
Ford Credit Floorplan Master Owner Trust, Ser 2018-4, Cl A
4.060%, 11/15/2030	3,195	3,169
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl B
4.410%, 08/20/2029	5,295	5,292
GM Financial Revolving Receivables Trust, Ser 2024-1, Cl A
4.980%, 12/11/2036 (A)	660	669
GMF Floorplan Owner Revolving Trust, Ser 2023-2, Cl B
5.830%, 06/15/2030 (A)	400	409
Huntington Bank Auto Credit-Linked Notes Series, Ser 2024-2, Cl B1
5.442%, 10/20/2032 (A)	771	776
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A3
4.210%, 04/16/2029 (A)	$2,000	$1,996
Hyundai Auto Lease Securitization Trust, Ser 2026-A, Cl B
4.160%, 05/15/2030 (A)	3,700	3,669
Hyundai Floorplan Master Owner Trust, Ser 2025-1A, Cl A
4.010%, 10/15/2030 (A)	11,715	11,604
LAD Auto Receivables Trust, Ser 2023-2A, Cl C
5.580%, 09/15/2028 (A)	1,667	1,671
NextGear Floorplan Master Owner Trust, Ser 2024-2A, Cl B
4.870%, 09/15/2029 (A)	4,400	4,415
NextGear Floorplan Master Owner Trust, Ser 2025-1A, Cl A
4.550%, 02/15/2030 (A)	2,380	2,385
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-BA, Cl A4
4.290%, 06/20/2029 (A)	3,845	3,841
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-BA, Cl B
4.470%, 07/20/2029 (A)	4,497	4,485
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2026-AA, Cl B
4.610%, 04/22/2030 (A)	3,130	3,123
US Bank, Ser 2023-1, Cl B
6.789%, 08/25/2032 (A)	239	241
USB Auto Owner Trust, Ser 2025-1A, Cl A4
4.620%, 12/16/2030 (A)	2,990	3,004
USB Auto Owner Trust, Ser 2025-1A, Cl B
4.810%, 01/15/2031 (A)	915	917
Western Funding Auto Loan Trust, Ser 2025-1, Cl A
4.750%, 07/16/2035 (A)	10,275	10,307
Western Funding Auto Loan Trust, Ser 2025-1, Cl B
4.980%, 09/17/2035 (A)	4,500	4,513
Westlake Automobile Receivables Trust, Ser 2025-P1, Cl A4
4.660%, 04/15/2030 (A)	2,670	2,684
Yamaha Motor Master Trust II, Ser 2026-A, Cl A1
4.430%, 04/15/2031 (A)	2,790	2,776
		125,736
Credit Cards — 1.2%
American Express Credit Account Master Trust, Ser 2025-4, Cl A
4.300%, 07/15/2030	1,000	1,001

336	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
First National Master Note Trust, Ser 2025-1, Cl A
4.850%, 02/15/2030	$1,470	$1,483
Synchrony Card Funding LLC, Ser 2025-A2, Cl A
4.490%, 05/15/2031	5,000	5,011
Synchrony Card Funding LLC, Ser 2026-A1, Cl A
4.180%, 03/15/2032	2,400	2,384
Synchrony Card Issuance Trust, Ser 2025-A1, Cl A
4.780%, 02/15/2031	1,000	1,008
Synchrony Card Issuance Trust, Ser 2025-A3, Cl A
4.060%, 11/15/2031	9,220	9,149
Trillium Credit Card Trust II, Ser 2025-1A, Cl B
4.405%, 09/26/2030 (A)	2,440	2,433
		22,469

Mortgage Related Securities — 2.3%
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
4.359%, TSFR1M + 0.774%, 01/25/2036 (B)	1,050	1,024
Nationstar Home Equity Loan Trust, Ser 2007-B, Cl 2AV4
4.339%, TSFR1M + 0.754%, 04/25/2037 (B)	226	225
RCKT Mortgage Trust, Ser 2024-CES1, Cl A1A
6.025%, 02/25/2044 (A)(B)	956	959
RCKT Mortgage Trust, Ser 2025-CES1, Cl A1A
5.653%, 01/25/2045 (A)(C)	10,447	10,498
RCKT Mortgage Trust, Ser 2025-CES10, Cl A1A
4.894%, 11/25/2055 (A)(C)	4,050	4,014
RCKT Mortgage Trust, Ser 2025-CES10, Cl A1B
4.995%, 11/25/2055 (A)(C)	7,721	7,651
RCKT Mortgage Trust, Ser 2025-CES2, Cl A1A
5.503%, 02/25/2055 (A)(C)	8,973	9,004
RCKT Mortgage Trust, Ser 2025-CES7, Cl A1A
5.377%, 07/25/2055 (A)(C)	2,937	2,943
RCKT Mortgage Trust, Ser 2025-CES7, Cl A1B
5.478%, 07/25/2055 (A)(C)	1,450	1,452
RCKT Mortgage Trust, Ser 2026-CES2, Cl A1B
4.863%, 02/25/2056 (A)(C)	3,464	3,424
		41,194
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Other Asset-Backed Securities — 12.9%
522 Funding CLO, Ser 2024-6A, Cl A1R2
4.866%, TSFR3M + 1.200%, 10/23/2034 (A)(B)	$2,800	$2,800
AGL CLO 13, Ser 2025-13A, Cl A1R
4.775%, TSFR3M + 1.100%, 10/20/2034 (A)(B)	2,500	2,500
AIMCO CLO Series, Ser 2025-AA, Cl XR2
4.575%, TSFR3M + 0.900%, 01/20/2038 (A)(B)	2,375	2,375
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (A)	3,450	3,432
Aligned Data Centers Issuer LLC, Ser 2022-1A, Cl A2
6.350%, 10/15/2047 (A)	1,085	1,087
ALLO Issuer LLC, Ser 2023-1A, Cl A2
6.200%, 06/20/2053 (A)	2,365	2,381
Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser, Ser 2005-R7, Cl M4
4.614%, TSFR1M + 1.029%, 09/25/2035 (B)	2,051	2,060
Ameriquest Mortgage Securities Asset-Backed Pass-Through, Ser 2005-R9, Cl M1
4.404%, TSFR1M + 0.819%, 11/25/2035 (B)	211	210
Apidos CLO XXXII, Ser 2024-32A, Cl A1R
4.775%, TSFR3M + 1.100%, 01/20/2033 (A)(B)	1,907	1,908
Bain Capital Credit CLO, Ser 2024-6A, Cl A1R
4.762%, TSFR3M + 1.090%, 10/21/2034 (A)(B)	3,400	3,400
Bain Capital Credit CLO, Ser 2025-5A, Cl ARR
4.825%, TSFR3M + 1.150%, 04/20/2034 (A)(B)	2,800	2,800
Barings CLO 2021-III, Ser 2025-3A, Cl AR
4.805%, TSFR3M + 1.130%, 01/18/2035 (A)(B)	2,600	2,600
Bear Stearns Asset Backed Securities Trust, Ser 2006-HE9, Cl 1A2
3.999%, TSFR1M + 0.414%, 11/25/2036 (B)	1,503	1,471
Blackbird Capital II Aircraft Lease, Ser 2021-1A, Cl A
2.443%, 07/15/2046 (A)	1,751	1,664
BlueMountain CLO, Ser 2025-4A, Cl CR2
4.975%, TSFR3M + 1.300%, 04/20/2030 (A)(B)	750	750
CARS-DB5, Ser 2021-1A, Cl A1
1.440%, 08/15/2051 (A)	1,168	1,160

SEI Institutional Investments Trust	337

SCHEDULE OF INVESTMENTS

May 31, 2026

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CIFC Funding 2022-II, Ser 2025-2A, Cl A1R
4.645%, TSFR3M + 0.970%, 04/19/2035 (A)(B)	$2,700	$2,700
Citigroup Mortgage Loan Trust, Ser 2006-AMC1, Cl A1
3.989%, TSFR1M + 0.404%, 09/25/2036 (A)(B)	901	882
CLI Funding VI LLC, Ser 2020-3A, Cl A
2.070%, 10/18/2045 (A)	2,576	2,415
Diamond Infrastructure Funding LLC, Ser 2021-1A, Cl A
1.760%, 04/15/2049 (A)	3,310	3,253
DLLAA LLC, Ser 2025-1A, Cl A3
4.950%, 09/20/2029 (A)	7,685	7,753
Domino's Pizza Master Issuer LLC, Ser 2018-1A, Cl A2II
4.328%, 07/25/2048 (A)	1,422	1,417
Dryden 43 Senior Loan Fund, Ser 2024-43A, Cl AR3
4.745%, TSFR3M + 1.070%, 04/20/2034 (A)(B)	2,600	2,600
Dryden 86 CLO, Ser 2025-86A, Cl A1R2
4.810%, TSFR3M + 1.130%, 07/17/2034 (A)(B)	2,650	2,652
Dryden CLO, Ser 2024-72A, Cl ARR
4.751%, TSFR3M + 1.100%, 05/15/2032 (A)(B)	1,468	1,468
Dryden Senior Loan Fund, Ser 2018-41A, Cl BR
5.235%, TSFR3M + 1.562%, 04/15/2031 (A)(B)	659	659
Elmwood CLO 15, Ser 2025-2A, Cl A1R
4.814%, TSFR3M + 1.150%, 04/22/2035 (A)(B)	3,000	3,001
Ford Credit Floorplan Master Owner Trust A, Ser 2025-2, Cl B
4.330%, 09/15/2030	3,807	3,786
GCI Funding I LLC, Ser 2021-1, Cl A
2.380%, 06/18/2046 (A)	1,258	1,159
Global SC Finance VII SRL, Ser 2020-1A, Cl A
2.170%, 10/17/2040 (A)	874	838
Goldentree Loan Management US CLO, Ser 2024-11A, Cl AR
4.755%, TSFR3M + 1.080%, 10/20/2034 (A)(B)	1,700	1,700
Gracie Point International Funding LLC, Ser 2025-1A, Cl A
5.149%, SOFR30A + 1.500%, 08/15/2028 (A)(B)	910	911
Hilton Grand Vacations Trust, Ser 2025-1A, Cl A
4.880%, 05/27/2042 (A)	6,645	6,653
HINNT LLC, Ser 2024-A, Cl A
5.490%, 03/15/2043 (A)	1,553	1,571
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hotwire Funding LLC, Ser 2024-1A, Cl A2
5.893%, 06/20/2054 (A)	$1,135	$1,149
HPS Loan Management, Ser 10-2016, Cl A1R3
4.795%, TSFR3M + 1.120%, 04/20/2034 (A)(B)	1,380	1,380
HPS Loan Management, Ser 2025-16A, Cl A1R
4.776%, TSFR3M + 1.110%, 01/23/2035 (A)(B)	3,000	3,000
Invesco CLO, Ser 2022-2A, Cl A1R
4.825%, TSFR3M + 1.150%, 07/20/2035 (A)(B)	1,400	1,400
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH4, Cl M1
3.929%, TSFR1M + 0.344%, 05/25/2037 (B)	2,402	2,363
Kubota Credit Owner Trust, Ser 2026-1A, Cl A3
3.870%, 05/15/2030 (A)	6,450	6,371
LCM, Ser 2025-33A, Cl AR
4.855%, TSFR3M + 1.180%, 07/20/2034 (A)(B)	3,625	3,625
Morgan Stanley ABS Capital I Trust, Ser 2006-NC3, Cl A2D
4.239%, TSFR1M + 0.654%, 03/25/2036 (B)	296	289
Morgan Stanley ABS Capital I Trust, Ser 2007-HE7, Cl A2B
4.699%, TSFR1M + 1.114%, 07/25/2037 (B)	1	1
MVW LLC, Ser 2021-1WA, Cl A
1.140%, 01/22/2041 (A)	731	711
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl A
1.220%, 07/15/2069 (A)	2,286	2,159
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (A)	889	834
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (A)	803	763
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	1,826	1,669
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (A)	4,917	4,479
Navient Private Education Refi Loan Trust, Ser 2022-BA, Cl A
4.160%, 10/15/2070 (A)	86	84
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (A)	3,830	3,608

338	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
New Century Home Equity Loan Trust, Ser 2006-1, Cl A2B
4.059%, TSFR1M + 0.474%, 05/25/2036 (B)	$928	$927
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
3.889%, TSFR1M + 0.304%, 04/25/2037 (B)	915	887
Northwoods Capital, Ser 2025-25A, Cl AR
4.795%, TSFR3M + 1.120%, 07/20/2034 (A)(B)	1,900	1,900
Octagon 57, Ser 2025-1A, Cl AR
4.743%, TSFR3M + 1.070%, 10/15/2034 (A)(B)	1,750	1,751
Octagon 64, Ser 2025-1A, Cl A1R
4.932%, TSFR3M + 1.260%, 07/21/2035 (A)(B)	1,900	1,901
Octagon Investment Partners 41, Ser 2025-2A, Cl A1R2
4.763%, TSFR3M + 1.090%, 10/15/2033 (A)(B)	2,800	2,800
Octagon Investment Partners 51, Ser 2025-1A, Cl AR
4.665%, TSFR3M + 0.990%, 07/20/2034 (A)(B)	2,000	1,999
Ownit Mortgage Loan Trust Series, Ser 2006-3, Cl A2D
4.239%, TSFR1M + 0.654%, 03/25/2037 (B)	900	875
Park Avenue Institutional Advisers CLO, Ser 2025-2A, Cl A1R
4.723%, TSFR3M + 1.050%, 07/15/2034 (A)(B)	2,700	2,701
PFS Financing, Ser 2025-B, Cl A
4.850%, 02/15/2030 (A)	6,377	6,429
PFS Financing, Ser 2025-D, Cl A
4.470%, 05/15/2030 (A)	1,800	1,801
PFS Financing, Ser 2026-D, Cl A
4.490%, 05/15/2031 (A)	5,070	5,061
PFS Financing, Ser 2026-D, Cl B
4.730%, 05/15/2031 (A)	3,775	3,763
PK ALIFT Loan Funding 4, Ser 2024-2, Cl A
5.052%, 10/15/2039 (A)	1,259	1,255
RAD CLO, Ser 2025-21A, Cl A1R
4.737%, TSFR3M + 1.070%, 01/25/2037 (A)(B)	2,800	2,799
Rockford Tower CLO, Ser 2018-2A, Cl A
5.097%, TSFR3M + 1.422%, 10/20/2031 (A)(B)	238	238
Rockford Tower CLO, Ser 2019-2A, Cl AR2
4.772%, TSFR3M + 1.130%, 08/20/2032 (A)(B)	1,569	1,569
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Rockford Tower CLO, Ser 2025-1A, Cl AR2
4.775%, TSFR3M + 1.100%, 04/20/2034 (A)(B)	$3,000	$3,000
Sabey Data Center Issuer LLC, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (A)	1,682	1,679
Saxon Asset Securities Trust, Ser 2006-3, Cl A3
4.039%, TSFR1M + 0.454%, 10/25/2046 (B)	260	257
Serenity-Peace Park CLO, Ser 2025-1A, Cl X
4.717%, TSFR3M + 1.050%, 10/24/2038 (A)(B)	2,000	2,002
Sierra Timeshare Receivables Funding LLC, Ser 2025-2A, Cl A
4.720%, 04/20/2044 (A)	3,172	3,161
Sierra Timeshare Receivables Funding LLC, Ser 2025-3A, Cl A
4.440%, 08/22/2044 (A)	5,816	5,814
Signal Rail I LLC, Ser 2021-1, Cl A
2.230%, 08/17/2051 (A)	1,980	1,870
SLM Student Loan Trust, Ser 2012-2, Cl A
4.427%, SOFR30A + 0.814%, 01/25/2029 (B)	460	452
SLM Student Loan Trust, Ser 2013-2, Cl A
4.177%, SOFR30A + 0.564%, 06/25/2043 (B)	564	558
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (A)	854	807
SoFi Professional Loan Program Trust, Ser 2020-A, Cl A2FX
2.540%, 05/15/2046 (A)	1,170	1,130
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (A)	947	834
SVC ABS LLC, Ser 2023-1A, Cl A
5.150%, 02/20/2053 (A)	772	772
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A2
5.080%, 06/21/2050 (A)	6,639	6,618
Textainer Marine Containers VIII, Ser 2020-2A, Cl A
2.100%, 09/20/2045 (A)	1,121	1,051
Thompson Park CLO, Ser 2025-1A, Cl A1R
4.723%, TSFR3M + 1.050%, 04/15/2034 (A)(B)	1,500	1,500
Towd Point Mortgage Trust, Ser 2020-MH1, Cl A1
2.250%, 02/25/2060 (A)(B)	793	782
Tricon American Homes, Ser 2020-SFR1, Cl F
4.882%, 07/17/2038 (A)	2,100	2,095

SEI Institutional Investments Trust	339

SCHEDULE OF INVESTMENTS

May 31, 2026

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Tricon Residential Trust, Ser 2024-SFR1, Cl B
4.750%, 04/17/2041 (A)	$1,230	$1,208
Trinitas CLO XX, Ser 2025-20A, Cl A1R
4.715%, TSFR3M + 1.040%, 07/20/2035 (A)(B)	2,800	2,802
Trinity Rail Leasing LLC, Ser 2021-1A, Cl A
2.260%, 07/19/2051 (A)	2,636	2,494
TRTX Issuer, Ser 2025-FL6, Cl A
5.162%, TSFR1M + 1.537%, 09/18/2042 (A)(B)	1,850	1,855
USQ Rail I LLC, Ser 2021-1A, Cl A
2.250%, 02/28/2051 (A)	1,858	1,764
Vantage Data Centers Issuer LLC, Ser 2021-1A, Cl A2
2.165%, 10/15/2046 (A)	930	922
Vantage Data Centers LLC, Ser 2020-2A, Cl A2
1.992%, 09/15/2045 (A)	1,595	1,528
VB-S1 Issuer LLC - VBTEL, Ser 2022-1A, Cl C2I
3.156%, 02/15/2052 (A)	1,205	1,178
Verizon Master Trust Series, Ser 2024-5, Cl B
5.250%, 06/21/2032 (A)	1,200	1,217
Verizon Master Trust Series, Ser 2024-5, Cl C
5.490%, 06/21/2032 (A)	3,010	3,058
Verizon Master Trust, Ser 2024-6, Cl C
4.670%, 08/20/2030	19,539	19,523
Verizon Master Trust, Ser 2024-7, Cl A
4.350%, 08/20/2032 (A)	2,330	2,322
Verizon Master Trust, Ser 2025-1, Cl B
4.940%, 01/21/2031	4,660	4,690
Verizon Master Trust, Ser 2025-10, Cl C
4.670%, 10/20/2033 (A)	750	740
Voya CLO, Ser 2024-2A, Cl AR
4.875%, TSFR3M + 1.200%, 07/20/2032 (A)(B)	1,023	1,023
Voya CLO, Ser 2025-1A, Cl ARR
4.760%, TSFR3M + 1.080%, 07/16/2034 (A)(B)	2,500	2,500
Yamaha Motor Master Trust II, Ser 2026-A, Cl B
4.640%, 04/15/2031 (A)	975	970
		234,733

Total Asset-Backed Securities
(Cost $424,836) ($ Thousands)		424,132
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 18.1%
Agency Mortgage-Backed Obligations — 10.3%
Connecticut Avenue Securities Trust, Ser 2023-R08, Cl 1M1
5.112%, SOFR30A + 1.500%, 10/25/2043(A)(B)	$520	$520
Connecticut Avenue Securities Trust, Ser 2024-R04, Cl 1M1
4.712%, SOFR30A + 1.100%, 05/25/2044(A)(B)	36	36
FHLMC
5.772%, RFUCCT1Y + 1.468%, 03/01/2037(B)	3	3
4.500%, 09/01/2040 to 10/01/2052	11,134	10,832
4.000%, 01/01/2053	1,242	1,166
3.500%, 02/01/2034 to 05/01/2035	1,282	1,247
2.500%, 09/01/2030 to 02/01/2038	3,514	3,358
FHLMC ARM
5.337%, SOFR30A + 2.196%, 06/01/2055(B)	2,917	2,941
FHLMC CMO, Ser 2020-5050, Cl YA
1.000%, 01/15/2046	1,364	1,266
FHLMC Multifamily Structured Pass Through Certificates, Ser K085, Cl A2
4.060%, 10/25/2028(B)	4,339	4,310
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl A2
2.903%, 06/25/2029	8,255	7,923
FHLMC Multifamily Structured Pass Through Certificates, Ser K108, Cl A2
1.517%, 03/25/2030	7,284	6,593
FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Cl A2
1.760%, 03/25/2028	2,164	2,077
FHLMC Multifamily Structured Pass Through Certificates, Ser K750, Cl A2
3.000%, 09/25/2029	5,205	5,013
FHLMC Multifamily Structured Pass Through Certificates, Ser KF37, Cl A
4.124%, SOFR30A + 0.474%, 09/25/2027(B)	57	57
FHLMC Multifamily Structured Pass Through Certificates, Ser KF40, Cl A
4.104%, SOFR30A + 0.454%, 11/25/2027(B)	23	23
FHLMC Multifamily Structured Pass Through Certificates, Ser KF43, Cl A
4.004%, SOFR30A + 0.354%, 01/25/2028(B)	275	273
FHLMC Multifamily Structured Pass Through Certificates, Ser KF68, Cl A
4.254%, SOFR30A + 0.604%, 07/25/2026(B)	213	213

340	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser KF86, Cl AL
4.054%, SOFR30A + 0.404%, 08/25/2027(B)	$311	$310
FHLMC Multifamily Structured Pass Through Certificates, Ser KJ37, Cl A1
1.679%, 12/25/2027	831	805
FHLMC Multifamily Structured Pass Through Certificates, Ser Q004, Cl AFL
4.484%, 12MTA + 0.740%, 05/25/2044(B)	205	205
FHLMC REMIC CMO, Ser 2005-2922, Cl FE
4.007%, SOFR30A + 0.364%, 02/15/2035(B)	222	221
FHLMC REMIC CMO, Ser 2005-2990, Cl LK
4.127%, SOFR30A + 0.484%, 10/15/2034(B)	153	153
FHLMC REMIC CMO, Ser 2006-3102, Cl FB
4.057%, SOFR30A + 0.414%, 01/15/2036(B)	16	16
FHLMC REMIC CMO, Ser 2006-3136, Cl KF
4.057%, SOFR30A + 0.414%, 04/15/2036(B)	74	74
FHLMC REMIC CMO, Ser 2009-3616, Cl FG
4.407%, SOFR30A + 0.764%, 03/15/2032(B)	100	100
FHLMC REMIC CMO, Ser 2012-4094, Cl BF
4.157%, SOFR30A + 0.514%, 08/15/2032(B)	166	166
FNMA
6.000%, 04/01/2039	2,614	2,690
5.500%, 07/01/2053	1,184	1,193
5.000%, 05/01/2053	2,462	2,437
4.000%, 06/01/2052 to 01/01/2053	4,103	3,857
3.500%, 09/01/2034	1,049	1,021
3.000%, 10/01/2030 to 06/01/2037	4,287	4,153
2.500%, 02/01/2031 to 06/01/2032	1,268	1,221
2.000%, 04/01/2031 to 03/01/2036	1,092	1,018
1.500%, 10/01/2035	1,039	940
FNMA ARM
4.870%, SOFR30A + 2.339%, 07/01/2053(B)	3,133	3,149
FNMA CMO, Ser 2024-49, Cl FC
4.912%, SOFR30A + 1.300%, 07/25/2054(B)	3,287	3,315
FNMA CMO, Ser 2024-73, Cl FB
4.812%, SOFR30A + 1.200%, 10/25/2054(B)	5,953	5,990
FNMA CMO, Ser 2026-25, Cl FB
4.612%, SOFR30A + 1.000%, 04/25/2056(B)	2,932	2,906
FNMA REMIC CMO, Ser 2005-83, Cl FP
4.057%, SOFR30A + 0.444%, 10/25/2035(B)	285	283
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2006-31, Cl FP
4.027%, SOFR30A + 0.414%, 05/25/2036(B)	$51	$51
FNMA REMIC CMO, Ser 2006-56, Cl FE
4.157%, SOFR30A + 0.544%, 07/25/2036(B)	249	248
FNMA REMIC CMO, Ser 2007-98, Cl FD
4.177%, SOFR30A + 0.564%, 06/25/2037(B)	169	167
FNMA REMIC CMO, Ser 2010-43, Cl VF
4.277%, SOFR30A + 0.664%, 05/25/2040(B)	208	208
FNMA REMIC CMO, Ser 2012-111, Cl NF
4.077%, SOFR30A + 0.464%, 05/25/2042(B)	300	297
FNMA REMIC CMO, Ser 2012-54, Cl CF
4.427%, SOFR30A + 0.814%, 05/25/2042(B)	108	108
FNMA REMIC CMO, Ser 2016-48, Cl UF
4.127%, SOFR30A + 0.514%, 08/25/2046(B)	103	102
FNMA REMIC CMO, Ser 2020-10, Cl FA
4.227%, SOFR30A + 0.614%, 03/25/2050(B)	855	841
FNMA REMICS CMO, Ser 2019-79, Cl FA
4.227%, SOFR30A + 0.614%, 01/25/2050(B)	334	328
FNMA TBA
5.000%, 06/15/2056	15,400	15,150
FRESB Mortgage Trust, Ser 2018-SB50, Cl A10F
3.332%, 04/25/2028(B)	671	658
FRESB Mortgage Trust, Ser 2018-SB52, Cl A10F
3.448%, 06/25/2028(B)	4,030	3,971
FRESB Mortgage Trust, Ser 2018-SB53, Cl A10F
3.612%, 06/25/2028(B)	4,079	4,024
FRESB Mortgage Trust, Ser 2018-SB54, Cl A10F
3.520%, 05/25/2028(B)	1,075	1,056
FRESB Mortgage Trust, Ser 2019-SB59, Cl A10F
3.470%, 01/25/2029(B)	285	279
GNMA
4.000%, 10/20/2052	1,370	1,288
GNMA CMO, Ser 2007-1, Cl F
4.017%, TSFR1M + 0.414%, 01/20/2037(B)	240	239
GNMA CMO, Ser 2011-151, Cl BF
4.067%, TSFR1M + 0.464%, 04/20/2041(B)	209	206

SEI Institutional Investments Trust	341

SCHEDULE OF INVESTMENTS

May 31, 2026

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2012-77, Cl FM
4.410%, TSFR1M + 0.784%, 11/16/2039(B)	$132	$132
GNMA CMO, Ser 2015-52, Cl EA
2.000%, 01/16/2043	3,248	3,113
GNMA CMO, Ser 2022-174, Cl AG
3.000%, 07/20/2044	4,085	3,943
GNMA CMO, Ser 2023-113, Cl FD
4.975%, SOFR30A + 1.350%, 08/20/2053(B)	1,587	1,603
GNMA CMO, Ser 2024-148, Cl AF
4.805%, SOFR30A + 1.180%, 09/20/2054(B)	6,655	6,700
GNMA CMO, Ser 2024-30, Cl CF
4.875%, SOFR30A + 1.250%, 02/20/2054(B)	1,860	1,876
GNMA TBA
4.000%, 06/15/2056	13,325	12,389
GNMA, Ser 2008-92, Cl E
5.556%, 03/16/2044(B)	10	10
GNMA, Ser 2012-23, Cl D
3.488%, 07/16/2049(B)	260	252
GNMA, Ser 2014-157, Cl C
3.150%, 10/16/2054(B)	455	447
GNMA, Ser 82737
4.625%, H15T1Y + 1.500%, 02/20/2041(B)	47	48
UMBS TBA
5.500%, 06/15/2056	5,600	5,625
5.000%, 06/15/2041	7,775	7,816
4.500%, 06/15/2056 to 06/16/2175	12,775	12,470
4.000%, 06/15/2041 to 06/15/2056	9,275	8,904
3.500%, 06/15/2041 to 06/15/2056	10,675	10,006
		188,629
Non-Agency Mortgage-Backed Obligations — 7.8%
280 Park Avenue Mortgage Trust, Ser 280P, Cl A
4.818%, TSFR1M + 1.180%, 09/15/2034(A)(B)	1,400	1,398
ALA Trust, Ser OANA, Cl A
5.371%, TSFR1M + 1.743%, 06/15/2040(A)(B)	1,860	1,868
Arbor Multifamily Mortgage Securities Trust, Ser 2021-MF2, Cl A2
2.023%, 06/15/2054(A)	1,007	1,005
Aventura Mall Trust, Ser 2018-AVM, Cl A
4.112%, 07/05/2040(A)(B)	4,605	4,546
Banc of America Funding Trust, Ser 2014-R6, Cl 2A13
4.029%, 07/26/2036(A)(B)	958	954
BANK 2021, Ser BN33, Cl ASB
2.218%, 05/15/2064	2,295	2,180
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BANK, Ser 2018-BN14, Cl A2
4.128%, 09/15/2060	$279	$276
BANK, Ser 2019-BN21, Cl ASB
2.808%, 10/17/2052	1,747	1,706
BANK, Ser BN22, Cl ASB
2.897%, 11/15/2062	1,140	1,113
BBCMS Mortgage Trust 2022, Ser C14, Cl ASB
2.901%, 02/15/2055	2,000	1,896
BBCMS Mortgage Trust 2026, Ser 5C41, Cl A1
4.660%, 05/15/2069	1,989	1,984
BBCMS Mortgage Trust, Ser C8, Cl ASB
1.867%, 10/15/2053	690	658
Benchmark Mortgage Trust, Ser 2018-B5, Cl A2
4.077%, 07/15/2051	1,142	1,139
Benchmark Mortgage Trust, Ser B14, Cl ASB
2.957%, 12/15/2062	2,542	2,480
Benchmark Mortgage Trust, Ser B15, Cl A2
2.914%, 12/15/2072	798	785
Benchmark Mortgage Trust, Ser B15, Cl AAB
2.859%, 12/15/2072	1,547	1,510
BX Commercial Mortgage Trust, Ser 2021-21M, Cl A
4.472%, TSFR1M + 0.844%, 10/15/2036(A)(B)	233	233
BX Commercial Mortgage Trust, Ser 2021-ACNT, Cl B
4.992%, US0001M + 1.364%, 11/15/2038(A)(B)	1,103	1,104
Chase Home Lending Mortgage Trust, Ser 2024-10, Cl A4A
5.500%, 10/25/2055(A)(B)	967	968
Citigroup Commercial Mortgage Trust, Ser 2023-SMRT, Cl A
5.820%, 06/12/2040(A)(B)	2,000	2,035
Citigroup Commercial Mortgage Trust, Ser GC41, Cl AAB
2.720%, 08/10/2056	1,467	1,427
COMM 2017 Mortgage Trust, Ser COR2, Cl AM
3.803%, 09/10/2050	1,635	1,611
COMM Mortgage Trust, Ser 2015-DC1, Cl AM
3.724%, 02/10/2048	863	847
Cross Mortgage Trust, Ser 2023-H2, Cl A1A
7.135%, 11/25/2068(A)(C)	833	837
Cross Mortgage Trust, Ser 2024-H6, Cl A1
5.129%, 09/25/2069(A)(B)	1,255	1,255
CSMC Series, Ser 2014-6R, Cl 15A2
10.204%, TSFR1M + 0.264%, 11/27/2036(A)(B)	69	68
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/2049(A)(C)	1,457	1,418

342	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMCM Trust, Ser 2018-SP3, Cl B1
3.500%, 09/25/2058(A)(B)	$1,015	$975
ELM Trust, Ser ELM, Cl A10
5.801%, 06/10/2039(A)(B)	500	500
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
4.912%, SOFR30A + 1.300%, 02/25/2042(A)(B)	111	111
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
3.859%, TSFR1M + 0.274%, 11/25/2036(B)	3	3
First Franklin Mortgage Loan Trust, Ser 2006-FF18, Cl A1
3.919%, TSFR1M + 0.334%, 12/25/2037(B)	1,073	1,037
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(A)	359	352
GWT, Ser 2024-WLF2, Cl A
5.318%, TSFR1M + 1.691%, 05/15/2041(A)(B)	1,478	1,482
Hilton USA Trust, Ser 2016-HHV, Cl D
4.194%, 11/05/2038(A)(B)	2,430	2,420
Hudson Yards Mortgage Trust, Ser 2025-SPRL, Cl A
5.467%, 01/13/2040(A)(B)	5,165	5,273
Impac CMB Trust Series, Ser 2004-6, Cl 1A1
4.499%, TSFR1M + 0.914%, 10/25/2034(B)	98	98
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser NINE, Cl B
2.854%, 09/06/2038(A)(B)	1,925	1,914
JPMDB Commercial Mortgage Securities Trust, Ser 2019-COR6, Cl ASB
2.982%, 11/13/2052	1,056	1,032
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Cl A
2.854%, 09/06/2038(A)(B)	1,334	1,328
LEX Mortgage Trust, Ser 2024-BBG, Cl A
4.874%, 10/13/2033(A)(B)	700	697
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A1
4.159%, TSFR1M + 0.574%, 04/25/2029(B)	82	76
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.473%, 04/25/2066(A)(B)	184	181
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(B)	1,276	1,251
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C35, Cl A1
4.609%, 08/15/2058	1,424	1,422
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser UB11, Cl AS
2.984%, 08/15/2049	$3,050	$3,033
Morgan Stanley Residential Mortgage Loan Trust, Ser 2025-1, Cl A4
5.500%, 03/25/2055(A)(B)	773	772
NYC Trust, Ser 3ELV, Cl A
5.618%, TSFR1M + 1.991%, 08/15/2029(A)(B)	1,300	1,300
NYO Commercial Mortgage Trust 2021, Ser 1290, Cl A
4.838%, TSFR1M + 1.209%, 11/15/2038(A)(B)	1,615	1,613
One New York Plaza Trust, Ser 2020-1NYP, Cl A
4.693%, TSFR1M + 1.064%, 01/15/2036(A)(B)	899	873
PMT Loan Trust, Ser 2026-CNF3, Cl A23
5.062%, SOFR30A + 1.450%, 04/25/2057(A)(B)	1,367	1,367
PMT Loan Trust, Ser 2026-INV3, Cl A36
4.962%, SOFR30A + 1.350%, 02/25/2057(A)(B)	1,381	1,382
PRPM LLC, Ser 2024-RCF1, Cl A1
4.000%, 01/25/2054(A)(C)	2,001	1,976
PRPM LLC, Ser 2024-RCF2, Cl A1
3.750%, 03/25/2054(A)(C)	377	370
PRPM LLC, Ser 2025-RCF1, Cl A1
4.500%, 02/25/2055(A)(C)	6,377	6,294
PRPM LLC, Ser 2025-RCF3, Cl A1
5.250%, 07/25/2055(A)(C)	2,334	2,330
PRPM LLC, Ser 2025-RCF5, Cl A1
4.839%, 10/25/2055(A)(C)	5,955	5,893
PRPM Trust, Ser 2025-RCF1, Cl A1
4.845%, 01/25/2056(A)(C)	1,838	1,823
RCKT Mortgage Trust, Ser 2023-CES1, Cl A1A
6.515%, 06/25/2043(A)(B)	11	11
RCKT Mortgage Trust, Ser 2024-CES5, Cl A1A
5.846%, 08/25/2044(A)(C)	5,408	5,434
RCKT Mortgage Trust, Ser 2024-CES7, Cl A1A
5.158%, 10/25/2044(A)(C)	7,631	7,623
RCKT Mortgage Trust, Ser 2024-CES8, Cl A1A
5.490%, 11/25/2044(A)(C)	8,178	8,197
RCKT Mortgage Trust, Ser 2025-CES8, Cl A1B
5.249%, 08/25/2055(A)(B)	2,022	2,020
ROCK Trust, Ser 2024-CNTR, Cl A
5.388%, 11/13/2041(A)	12,180	12,351
SREIT Trust, Ser 2021-MFP2, Cl B
4.913%, TSFR1M + 1.286%, 11/15/2036(A)(B)	1,450	1,450

SEI Institutional Investments Trust	343

SCHEDULE OF INVESTMENTS

May 31, 2026

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2018-4, Cl A1
3.000%, 06/25/2058(A)(B)	$1,227	$1,161
Towd Point Mortgage Trust, Ser 2018-5, Cl A1
3.250%, 07/25/2058(A)(B)	1,306	1,257
Towd Point Mortgage Trust, Ser 2018-6, Cl A1
3.750%, 03/25/2058(A)(B)	687	668
Towd Point Mortgage Trust, Ser 2018-6, Cl A1B
3.750%, 03/25/2058(A)(B)	5,135	4,991
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059(A)(B)	3,864	3,705
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
4.699%, TSFR1M + 1.114%, 05/25/2058(A)(B)	600	610
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(A)(B)	93	91
Towd Point Mortgage Trust, Ser 2020-4, Cl A1
1.750%, 10/25/2060(A)	757	689
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(A)(B)	3,075	2,888
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
4.219%, TSFR1M + 0.634%, 11/25/2045(B)	656	623
Wells Fargo Commercial Mortgage Trust, Ser C52, Cl ASB
2.833%, 08/15/2052	844	824
Wells Fargo Commercial Mortgage Trust, Ser C55, Cl ASB
2.651%, 02/15/2053	725	705
Wells Fargo Commercial Mortgage Trust, Ser C61, Cl A2
2.503%, 11/15/2054	614	612
		142,389

Total Mortgage-Backed Securities
(Cost $331,199) ($ Thousands)		331,018

MUNICIPAL BONDS — 1.0%
Florida — 0.2%
Broward County Florida Airport System Revenue, Ser C, RB
2.504%, 10/01/2028	2,360	2,266
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Miami-Dade County, Aviation Revenue, Ser B, RB
2.854%, 10/01/2027	$2,000	$1,969
		4,235
New York — 0.7%
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser D-2, RB
5.000%, 11/01/2028	3,000	3,042
New York City Transitional Finance Authority, GO
4.754%, 11/01/2027	10,405	10,481
		13,523
Pennsylvania — 0.1%
Philadelphia City Redevelopment Authority, Ser A, RB
4.518%, 09/01/2027	1,250	1,257

Total Municipal Bonds
(Cost $18,977) ($ Thousands)		19,015

SOVEREIGN DEBT — 0.8%
Oman Government International Bond
6.250%, 01/25/2031(A)	1,837	1,946
Saudi Government International Bond
5.125%, 01/13/2028(A)	9,220	9,311
4.125%, 01/12/2029(A)	3,128	3,091
Total Sovereign Debt
(Cost $14,245) ($ Thousands)		14,348

GLOBAL BOND — 0.1%
Qatar Government International Bond
3.750%, 04/16/2030 (A)	1,597	1,561

Total Global Bond
(Cost $1,570) ($ Thousands)		1,561

	Shares
CASH EQUIVALENT — 8.9%
SEI Daily Income Trust, Government Fund, Institutional Class
3.490%**†	161,623,397	161,623
Total Cash Equivalent
(Cost $161,623) ($ Thousands)		161,623

344	SEI Institutional Investments Trust

Description	Market Value ($ Thousands)
PURCHASED SWAPTION — 0.0%
Total Purchased Swaption
(Cost $37) ($ Thousands)	$76

Total Investments in Securities — 111.5%
(Cost $2,036,429) ($ Thousands)	$2,033,817

A list of open over the counter swaptions contracts for the Fund at May 31, 2026, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.0%
Put Swaptions
5-Year Interest Rate Swap	Goldman Sachs	$12,310,000	$4.06	10/17/2026	$76

A list of the open futures contracts held by the Fund at May 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Notes	1,343	Sep-2026	$277,014	$277,413	$399

Short Contracts
U.S. 5-Year Treasury Notes	(327)	Sep-2026	$(34,918)	$(35,057)	$(140)
U.S. Ultra Long Treasury Bonds	(49)	Sep-2026	(5,443)	(5,606)	(163)
Ultra 10-Year U.S. Treasury Notes	(267)	Sep-2026	(29,539)	(29,925)	(386)
			(69,900)	(70,588)	(689)
			$207,114	$206,825	$(290)

A list of the OTC swap agreement held by the Fund at May 31, 2026, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	ORCL 1.0 06/20/31	PROTECTION	1.00%	Quarterly	06/20/2031	USD	1,380	$(36)	$(49)	$13

SEI Institutional Investments Trust	345

SCHEDULE OF INVESTMENTS

May 31, 2026

Limited Duration Bond Fund (Concluded)

Percentages are based on Net Assets of $1,823,578 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2026.
†	Investment in Affiliated Security (see Note 6).
(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2026, the value of these securities amounted to $564,785 ($ Thousands), representing 31.0% of the Net Assets of the Fund.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	566,767	–	566,767
Corporate Obligations	–	515,277	–	515,277
Asset-Backed Securities	–	424,132	–	424,132
Mortgage-Backed Securities	–	331,018	–	331,018
Municipal Bonds	–	19,015	–	19,015
Sovereign Debt	–	14,348	–	14,348
Global Bond	–	1,561	–	1,561
Cash Equivalent	161,623	–	–	161,623
Purchased Swaption	–	76	–	76
Total Investments in Securities	161,623	1,872,194	–	2,033,817

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	399	–	–	399
Unrealized Depreciation	(689)	–	–	(689)
OTC Swap
Total Return Swap*
Unrealized Appreciation	–	13	–	13
Total Other Financial Instruments	(290)	13	–	(277)

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$129,472	$2,677,189	$(2,645,038)	$—	$—	$161,623	$1,905	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

346	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2026

Intermediate Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 89.3%
Communication Services — 6.0%
Alphabet
5.650%, 02/15/2056	$3,174	$3,155
5.500%, 02/15/2046	2,660	2,635
5.450%, 11/15/2055	8,205	7,924
4.700%, 11/15/2035	7,075	6,956
4.400%, 02/15/2033	5,270	5,184
4.100%, 02/15/2031	5,670	5,594
2.050%, 08/15/2050	1,356	729
AT&T
8.750%, 11/15/2031	1,150	1,337
6.800%, 05/15/2036	2,915	3,150
5.700%, 11/01/2054	2,470	2,330
4.900%, 08/15/2037	3,040	2,926
Beignet Investor LLC
6.581%, 05/30/2049 (A)	6,669	6,875
Charter Communications Operating LLC
6.700%, 12/01/2055	2,485	2,353
Comcast
6.450%, 03/15/2037	6,445	7,005
5.350%, 05/15/2053	3,100	2,745
4.550%, 01/15/2029	5,720	5,747
4.200%, 08/15/2034	14,987	14,099
4.049%, 11/01/2052	310	223
3.999%, 11/01/2049	3,755	2,746
3.969%, 11/01/2047	2,768	2,051
3.300%, 02/01/2027	1,870	1,862
2.987%, 11/01/2063	1,839	986
2.937%, 11/01/2056	10,493	5,885
2.887%, 11/01/2051	2,640	1,541
2.800%, 01/15/2051	310	179
2.650%, 02/01/2030	1,602	1,499
Cox Communications
1.800%, 10/01/2030 (A)	3,370	2,932
HUT 8 DC LLC
6.192%, 11/15/2042 (A)	1,605	1,624
Meta Platforms
6.450%, 05/15/2066	7,920	7,982
6.300%, 05/15/2056	5,660	5,711
6.200%, 05/15/2046	5,590	5,652
5.750%, 05/15/2063	1,205	1,106
5.750%, 11/15/2065	250	229
5.625%, 11/15/2055	7,750	7,146
5.600%, 05/15/2053	1,890	1,750
5.550%, 08/15/2064	2,475	2,201
5.500%, 11/15/2045	3,800	3,567
5.400%, 08/15/2054	4,030	3,608
4.550%, 08/15/2031	7,410	7,399
4.450%, 08/15/2052	6,517	5,113
NTT Finance
4.620%, 07/16/2028 (A)	7,260	7,266
Paramount Global
5.900%, 10/15/2040	1,935	1,471
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
QTS Fayetteville LLC
5.700%, 04/15/2036 (A)	$1,750	$1,703
RD Michigan Property Owner I LLC
7.500%, 03/30/2045 (A)	855	857
Rogers Communications
5.000%, 02/15/2029	3,888	3,920
Sprint Capital
8.750%, 03/15/2032	3,530	4,188
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (A)	8,217	8,251
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,550	1,742
Time Warner Cable LLC
7.300%, 07/01/2038	595	620
6.750%, 06/15/2039	3,105	3,083
6.550%, 05/01/2037	5,340	5,334
T-Mobile USA
4.500%, 04/15/2050	1,970	1,607
3.375%, 04/15/2029	7,595	7,371
Verizon Communications
4.780%, 02/15/2035	3,058	2,976
Walt Disney
3.500%, 05/13/2040	5,100	4,190
2.750%, 09/01/2049	2,438	1,523
2.000%, 09/01/2029	2,020	1,879
		211,717
Consumer Discretionary — 4.6%
7-Eleven
1.800%, 02/10/2031 (A)	3,571	3,110
Amazon.com
5.800%, 03/13/2056	6,095	6,101
5.650%, 03/13/2046	4,255	4,249
4.875%, 03/13/2036	13,185	13,026
4.550%, 03/13/2033	5,035	4,982
4.250%, 03/13/2031	8,980	8,879
3.950%, 04/13/2052	8,393	6,468
3.875%, 08/22/2037	2,025	1,825
3.100%, 05/12/2051	6,985	4,597
1.650%, 05/12/2028	2,015	1,924
American Honda Finance MTN
5.125%, 07/07/2028	1,241	1,254
BMW US Capital LLC
2.550%, 04/01/2031 (A)	4,770	4,306
Daimler Truck Finance North America LLC
5.125%, 09/25/2027 (A)	6,625	6,686
4.150%, 01/12/2029 (A)	7,760	7,672
ERAC USA Finance LLC
5.000%, 02/15/2029 (A)	2,605	2,635
Flutter Treasury DAC
6.375%, 04/29/2029 (A)	2,345	2,379

SEI Institutional Investments Trust	347

SCHEDULE OF INVESTMENTS

May 31, 2026

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
General Motors Financial
5.350%, 07/15/2027	$2,265	$2,288
Home Depot
5.400%, 06/25/2064	510	483
5.300%, 06/25/2054	2,665	2,514
4.950%, 06/25/2034	5,815	5,842
4.650%, 09/15/2035	2,280	2,222
4.500%, 12/06/2048	1,620	1,374
4.400%, 03/15/2045	3,217	2,750
4.250%, 04/01/2046	340	284
3.900%, 06/15/2047	565	441
3.350%, 04/15/2050	1,090	759
3.300%, 04/15/2040	760	611
2.800%, 09/14/2027	2,695	2,651
2.750%, 09/15/2051	3,000	1,829
Hyundai Capital America
5.300%, 03/19/2027 (A)	6,215	6,262
4.900%, 06/23/2028 (A)	6,995	7,029
4.550%, 09/26/2029 (A)	1,930	1,923
4.550%, 01/08/2031 (A)	3,555	3,500
4.500%, 09/18/2030 (A)	2,255	2,220
2.100%, 09/15/2028 (A)	4,515	4,267
Hyundai Capital America MTN
5.000%, 04/07/2031 (A)	4,240	4,249
Las Vegas Sands
5.300%, 05/15/2031	2,435	2,437
Massachusetts Institute of Technology
5.618%, 06/01/2055	1,505	1,535
Mercedes-Benz Finance North America LLC
4.125%, 03/10/2028 (A)	8,710	8,660
Resorts World Las Vegas LLC
4.625%, 04/06/2031 (A)	2,465	2,087
Toyota Motor Credit
5.050%, 05/16/2029	6,215	6,332
Toyota Motor Credit MTN
4.600%, 10/10/2031	5,995	5,991
University of Southern California
5.250%, 10/01/2111	2,800	2,520
		163,153
Consumer Staples — 3.5%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	14,459	13,224
4.700%, 02/01/2036	12,416	12,089
Anheuser-Busch InBev Worldwide
8.000%, 11/15/2039	6,774	8,472
BAT Capital
4.390%, 08/15/2037	4,348	3,978
2.259%, 03/25/2028	4,215	4,055
Cargill
5.375%, 10/23/2055 (A)	3,770	3,594
4.125%, 10/23/2030 (A)	4,905	4,821
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Diageo Investment
5.625%, 04/15/2035	$2,550	$2,653
JBS NV
6.750%, 03/15/2034	739	805
6.500%, 12/01/2052	1,790	1,809
5.750%, 04/01/2033	1,022	1,051
5.625%, 03/10/2037 (A)	9,985	9,955
3.000%, 02/02/2029	2,325	2,228
Kenvue
5.100%, 03/22/2043	680	649
Maple Parent Holdings
4.750%, 03/26/2029 (A)	2,775	2,774
Mars
5.700%, 05/01/2055 (A)	2,385	2,353
5.000%, 03/01/2032 (A)	5,870	5,932
4.800%, 03/01/2030 (A)	5,590	5,630
3.200%, 04/01/2030 (A)	2,435	2,319
PepsiCo
4.200%, 07/18/2052	1,620	1,318
3.375%, 07/29/2049	905	646
Philip Morris International
5.625%, 09/07/2033	2,915	3,045
5.125%, 11/17/2027	4,860	4,916
5.125%, 02/15/2030	2,075	2,114
4.500%, 03/20/2042	2,830	2,495
4.375%, 11/01/2027	6,275	6,289
4.375%, 04/30/2030	5,965	5,925
3.875%, 08/21/2042	3,890	3,175
Reynolds American
8.125%, 05/01/2040	980	1,142
Target
5.000%, 04/15/2035	3,770	3,783
		123,239

Energy — 4.0%
Baker Hughes Holdings LLC
5.850%, 06/15/2056	2,290	2,283
4.350%, 06/15/2031	4,480	4,407
BP Capital Markets America
3.937%, 09/21/2028	1,900	1,882
3.379%, 02/08/2061	1,576	1,025
3.001%, 03/17/2052	1,270	814
2.939%, 06/04/2051	205	130
2.772%, 11/10/2050	1,460	904
BP Capital Markets PLC
3.723%, 11/28/2028	9,984	9,830
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/2027	1,985	1,993
2.742%, 12/31/2039	2,925	2,482
ConocoPhillips
5.500%, 01/15/2055	2,410	2,320
4.850%, 01/15/2032	2,079	2,102
4.025%, 03/15/2062	3,900	2,857

348	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Eastern Energy Gas Holdings LLC
5.800%, 01/15/2035	$4,880	$5,088
5.650%, 10/15/2054	3,249	3,105
Energy Transfer LP
6.300%, 01/15/2056	2,255	2,277
6.050%, 12/01/2026	5,880	5,922
4.000%, 10/01/2027	3,075	3,062
Eni SpA
5.250%, 05/18/2036 (A)	4,830	4,786
Enterprise Products Operating LLC
4.850%, 01/31/2034	6,940	6,930
4.850%, 08/15/2042	2,885	2,660
4.850%, 03/15/2044	2,050	1,877
EOG Resources
5.650%, 12/01/2054	3,217	3,162
4.375%, 04/15/2030	1,650	1,642
Exxon Mobil
4.227%, 03/19/2040	745	675
4.114%, 03/01/2046	1,405	1,171
3.452%, 04/15/2051	4,480	3,214
3.095%, 08/16/2049	890	605
2.995%, 08/16/2039	2,295	1,828
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (A)	2,700	2,233
Greensaif Pipelines Bidco SARL
6.103%, 08/23/2042 (A)	2,525	2,583
Hess
6.000%, 01/15/2040	5,910	6,261
HF Sinclair
5.000%, 02/01/2028	4,830	4,823
MPLX LP
6.200%, 09/15/2055	1,415	1,423
Occidental Petroleum
6.450%, 09/15/2036	2,620	2,845
6.050%, 10/01/2054	1,110	1,125
5.550%, 10/01/2034	2,105	2,171
ONEOK
5.400%, 10/15/2035	2,120	2,125
Raizen Fuels Finance
6.250%, 07/08/2032 (A)	2,925	1,674
Sabal Trail Transmission LLC
4.246%, 05/01/2028 (A)	2,940	2,912
Sabine Pass Liquefaction LLC
5.900%, 09/15/2037	2,204	2,296
Schlumberger Holdings
5.000%, 06/01/2034 (A)	3,560	3,576
Schlumberger Investment
5.150%, 05/07/2036	3,590	3,591
Shell Finance US
5.500%, 03/25/2040 (A)	1,335	1,351
4.550%, 08/12/2043	2,560	2,269
3.750%, 09/12/2046	4,600	3,567
2.375%, 11/07/2029	2,315	2,170
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Shell International Finance BV
3.625%, 08/21/2042	$3,455	$2,749
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	3,445	4,015
Texas Eastern Transmission LP
3.500%, 01/15/2028 (A)	3,158	3,104
TotalEnergies Capital
5.425%, 09/10/2064	1,935	1,824
TotalEnergies Capital International
3.127%, 05/29/2050	1,640	1,105
2.986%, 06/29/2041	210	157
		142,982
Financials — 34.0%
Aflac
5.150%, 05/14/2036	3,715	3,716
AIA Group
3.600%, 04/09/2029 (A)	7,585	7,457
AIB Group MTN
5.320%, SOFR + 1.650%, 05/15/2031 (A)(B)	2,150	2,183
Ally Financial
5.737%, SOFRINDX + 1.960%, 05/15/2029 (B)	1,310	1,331
American Express
6.489%, SOFR + 1.940%, 10/30/2031 (B)	4,178	4,476
5.284%, SOFR + 1.420%, 07/26/2035 (B)	1,534	1,552
5.085%, SOFRINDX + 1.020%, 01/30/2031 (B)	3,342	3,393
Apollo Global Management
5.700%, 03/30/2036	2,435	2,458
Arthur J Gallagher
5.550%, 02/15/2055	2,445	2,312
Athene Global Funding
4.721%, 10/08/2029 (A)	3,305	3,265
2.500%, 03/24/2028 (A)	5,135	4,915
Atlas Warehouse Lending
6.050%, 01/15/2028 (A)	3,345	3,393
5.250%, 01/15/2033 (A)	6,553	6,433
4.950%, 11/15/2030 (A)	4,218	4,148
4.625%, 11/15/2028 (A)	5,450	5,383
Australia & New Zealand Banking Group MTN
5.816%, H15T1Y + 1.350%, 06/18/2036 (A)(B)	7,185	7,340
Avolon Holdings Funding
6.375%, 05/04/2028 (A)	2,595	2,669
5.750%, 03/01/2029 (A)	2,390	2,443
5.750%, 11/15/2029 (A)	3,500	3,589
Banco Santander
6.607%, 11/07/2028	4,605	4,821

SEI Institutional Investments Trust	349

SCHEDULE OF INVESTMENTS

May 31, 2026

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of America
6.000%, 10/15/2036	$3,185	$3,378
5.819%, SOFR + 1.570%, 09/15/2029 (B)	4,400	4,518
5.744%, SOFR + 1.697%, 02/12/2036 (B)	3,891	3,978
5.489%, SOFR + 1.572%, 04/23/2037 (B)	4,040	4,021
5.468%, SOFR + 1.650%, 01/23/2035 (B)	11,230	11,484
5.288%, SOFR + 1.910%, 04/25/2034 (B)	10,525	10,693
4.695%, SOFR + 1.040%, 04/23/2032 (B)	4,985	4,955
4.571%, SOFR + 1.830%, 04/27/2033 (B)	12,875	12,648
4.477%, SOFR + 0.870%, 04/23/2030 (B)	5,550	5,525
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)	6,375	6,276
3.311%, SOFR + 1.580%, 04/22/2042 (B)	8,760	6,782
2.972%, SOFR + 1.560%, 07/21/2052 (B)	3,770	2,436
2.592%, SOFR + 2.150%, 04/29/2031 (B)	6,300	5,828
Bank of America MTN
5.425%, SOFR + 1.913%, 08/15/2035 (B)	5,335	5,359
4.948%, SOFR + 2.040%, 07/22/2028 (B)	3,245	3,266
4.271%, TSFR3M + 1.572%, 07/23/2029 (B)	9,485	9,429
4.183%, 11/25/2027	2,340	2,333
4.083%, TSFR3M + 3.412%, 03/20/2051 (B)	1,686	1,332
3.974%, TSFR3M + 1.472%, 02/07/2030 (B)	4,095	4,029
3.705%, TSFR3M + 1.774%, 04/24/2028 (B)	9,835	9,777
2.972%, SOFR + 1.330%, 02/04/2033 (B)	1,160	1,049
2.676%, SOFR + 1.930%, 06/19/2041 (B)	28,403	20,603
Bank of New York Mellon MTN
5.834%, SOFRINDX + 2.074%, 10/25/2033 (B)	5,102	5,386
Bank of Nova Scotia
4.813%, SOFR + 1.045%, 02/02/2034 (B)	3,055	3,016
Banque Federative du Credit Mutuel MTN
4.541%, 01/15/2031 (A)	6,045	5,960
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Barclays PLC
5.860%, SOFR + 1.830%, 08/11/2046 (B)	$740	$739
5.690%, SOFR + 1.740%, 03/12/2030 (B)	1,436	1,471
5.086%, SOFR + 0.960%, 02/25/2029 (B)	3,124	3,148
4.942%, SOFR + 1.560%, 09/10/2030 (B)	2,115	2,123
Berkshire Hathaway Finance
3.850%, 03/15/2052	3,595	2,738
BlackRock Funding
5.250%, 03/14/2054	4,155	3,931
Blackstone Holdings Finance LLC
6.200%, 04/22/2033 (A)	2,200	2,338
3.500%, 09/10/2049 (A)	2,105	1,457
3.150%, 10/02/2027 (A)	1,493	1,466
2.550%, 03/30/2032 (A)	2,000	1,753
Blackstone Reg Finance LLC
4.300%, 11/03/2030	5,755	5,664
Blue Owl Technology Finance
6.100%, 03/15/2028	1,295	1,292
BNP Paribas
5.283%, SOFR + 1.280%, 11/19/2030 (A)(B)	4,214	4,278
Brighthouse Financial Global Funding MTN
5.550%, 04/09/2027 (A)	10,435	10,498
Brookfield Asset Management
6.077%, 09/15/2055	6,061	6,131
5.298%, 01/15/2036	1,110	1,089
4.832%, 04/15/2031	3,055	3,042
Brookfield Finance
2.724%, 04/15/2031	3,935	3,575
CaixaBank MTN
5.402%, SOFR + 1.530%, 04/22/2037 (A)(B)	785	778
Cantor Fitzgerald LP
4.500%, 04/14/2027 (A)	2,335	2,331
Charles Schwab
5.853%, SOFR + 2.500%, 05/19/2034 (B)	2,400	2,515
4.343%, SOFR + 0.940%, 11/14/2031 (B)	7,551	7,439
Chubb INA Holdings LLC
6.700%, 05/15/2036	1,000	1,121
5.300%, 05/20/2036	3,649	3,701
CI Financial
3.200%, 12/17/2030	8,525	7,693
Cincinnati Financial
6.920%, 05/15/2028	2,963	3,098
6.125%, 11/01/2034	2,882	3,040
Citadel LP
4.875%, 01/15/2027 (A)	2,905	2,906

350	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Citadel Securities Global Holdings LLC
5.500%, 06/18/2030 (A)	$2,460	$2,502
Citibank
5.570%, 04/30/2034	7,190	7,491
4.914%, 05/29/2030	6,365	6,452
Citigroup
6.174%, SOFR + 2.661%, 05/25/2034 (B)	3,996	4,182
5.612%, SOFR + 1.746%, 03/04/2056 (B)	2,740	2,685
5.333%, SOFR + 1.465%, 03/27/2036 (B)	1,884	1,898
5.174%, SOFR + 1.364%, 02/13/2030 (B)	7,855	7,968
4.952%, SOFR + 1.463%, 05/07/2031 (B)	7,980	8,033
4.450%, 09/29/2027	155	155
3.057%, SOFR + 1.351%, 01/25/2033 (B)	6,134	5,564
2.904%, SOFR + 1.379%, 11/03/2042 (B)	1,381	1,002
2.561%, SOFR + 1.167%, 05/01/2032 (B)	16,800	15,116
2.520%, SOFR + 1.177%, 11/03/2032 (B)	2,506	2,226
CME Group
5.300%, 09/15/2043	2,500	2,482
Corebridge Global Funding
5.200%, 06/24/2029 (A)	2,480	2,512
4.900%, 01/07/2028 (A)	2,000	2,011
Danske Bank
4.613%, H15T1Y + 1.100%, 10/02/2030 (A)(B)	3,140	3,124
Depository Trust
4.550%, 03/27/2031 (A)	3,190	3,180
Depository Trust & Clearing
3.375%, H15T5Y + 2.606%(A)(B)(C)	4,000	3,993
DNB Bank MTN
4.384%, SOFR + 1.049%, 11/04/2031 (A)(B)	3,590	3,531
Equitable America Global Funding
4.650%, 06/09/2028 (A)	1,500	1,500
Equitable Financial Life Global Funding
1.400%, 08/27/2027 (A)	1,753	1,686
F&G Global Funding
1.750%, 06/30/2026 (A)	9,916	9,893
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/2064 (A)(B)	1,890	1,908
Fortitude Global Funding
4.625%, 10/06/2028 (A)	3,510	3,476
GA Global Funding Trust
5.500%, 01/08/2029 (A)	5,600	5,661
2.250%, 01/06/2027 (A)	335	331
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.950%, 09/15/2028 (A)	$2,970	$2,782
Goldman Sachs Capital I
6.345%, 02/15/2034	4,595	4,808
Goldman Sachs Group
6.450%, 05/01/2036	670	716
5.734%, SOFR + 1.696%, 01/28/2056 (B)	2,700	2,665
5.727%, SOFR + 1.265%, 04/25/2030 (B)	2,935	3,016
5.561%, SOFR + 1.580%, 11/19/2045 (B)	5,455	5,300
5.541%, SOFR + 1.320%, 01/21/2047 (B)	3,910	3,778
5.536%, SOFR + 1.380%, 01/28/2036 (B)	3,125	3,179
5.150%, 05/22/2045	970	886
5.065%, SOFR + 1.190%, 01/21/2037 (B)	6,288	6,151
4.939%, SOFR + 1.330%, 10/21/2036 (B)	2,240	2,176
4.692%, SOFR + 1.135%, 10/23/2030 (B)	3,745	3,739
4.594%, SOFR + 0.990%, 04/20/2030 (B)	2,720	2,711
4.411%, TSFR3M + 1.692%, 04/23/2039 (B)	760	686
4.148%, SOFR + 0.710%, 01/21/2029 (B)	5,825	5,785
4.017%, TSFR3M + 1.635%, 10/31/2038 (B)	1,362	1,196
3.436%, SOFR + 1.632%, 02/24/2043 (B)	2,038	1,563
3.210%, SOFR + 1.513%, 04/22/2042 (B)	6,400	4,831
2.650%, SOFR + 1.264%, 10/21/2032 (B)	4,827	4,297
2.640%, SOFR + 1.114%, 02/24/2028 (B)	3,980	3,930
2.600%, 02/07/2030	845	787
2.383%, SOFR + 1.248%, 07/21/2032 (B)	23,926	21,156
Goldman Sachs Group MTN
4.800%, 07/08/2044	4,080	3,665
HSBC Bank USA
7.000%, 01/15/2039	7,096	8,003
HSBC Holdings PLC
7.390%, SOFR + 3.350%, 11/03/2028 (B)	5,152	5,349
5.210%, SOFR + 2.610%, 08/11/2028 (B)	2,110	2,127
5.208%, SOFR + 1.320%, 05/12/2034 (B)	2,512	2,508
5.130%, SOFR + 1.040%, 11/19/2028 (B)	4,270	4,302

SEI Institutional Investments Trust	351

SCHEDULE OF INVESTMENTS

May 31, 2026

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.619%, SOFR + 1.190%, 11/06/2031 (B)	$5,510	$5,443
4.398%, SOFR + 0.990%, 03/10/2030 (B)	2,005	1,988
4.041%, TSFR3M + 1.808%, 03/13/2028 (B)	10,317	10,289
Huntington Bancshares
6.208%, SOFR + 2.020%, 08/21/2029 (B)	3,485	3,600
Intercontinental Exchange
5.250%, 06/15/2031	5,940	6,109
4.250%, 09/21/2048	1,454	1,198
International Bank for Reconstruction & Development
3.875%, 02/14/2030	9,925	9,841
3.500%, 07/12/2028	4,225	4,179
Jackson Financial
3.125%, 11/23/2031	3,000	2,698
Jefferies Financial Group
5.125%, 04/28/2031	3,210	3,173
JPMorgan Chase
8.750%, 09/01/2030	1,361	1,569
6.400%, 05/15/2038	2,812	3,108
6.254%, SOFR + 1.810%, 10/23/2034 (B)	13,690	14,680
5.581%, SOFR + 1.160%, 04/22/2030 (B)	3,180	3,261
5.576%, SOFR + 1.635%, 07/23/2036 (B)	1,605	1,631
5.534%, SOFR + 1.550%, 11/29/2045 (B)	6,683	6,650
5.336%, SOFR + 1.620%, 01/23/2035 (B)	2,775	2,817
5.294%, SOFR + 1.460%, 07/22/2035 (B)	8,029	8,110
5.193%, SOFR + 1.300%, 02/05/2037 (B)	2,341	2,303
5.148%, SOFR + 1.260%, 04/23/2037 (B)	3,365	3,344
5.103%, SOFR + 1.435%, 04/22/2031 (B)	1,665	1,693
4.810%, SOFR + 1.190%, 10/22/2036 (B)	4,340	4,212
4.622%, SOFR + 0.990%, 04/23/2032 (B)	4,985	4,944
4.565%, SOFR + 1.750%, 06/14/2030 (B)	4,765	4,758
4.505%, SOFR + 0.860%, 10/22/2028 (B)	1,760	1,763
4.470%, TSFR3M + 0.812%, 02/01/2027 (B)	1,630	1,622
4.408%, SOFR + 0.820%, 04/23/2030 (B)	5,450	5,421
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.255%, SOFR + 0.930%, 10/22/2031 (B)	$4,265	$4,183
3.964%, TSFR3M + 1.642%, 11/15/2048 (B)	3,784	3,000
3.897%, TSFR3M + 1.482%, 01/23/2049 (B)	115	90
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	6,195	5,474
3.509%, TSFR3M + 1.207%, 01/23/2029 (B)	11,012	10,844
3.157%, TSFR3M + 1.460%, 04/22/2042 (B)	10,745	8,192
3.109%, SOFR + 2.440%, 04/22/2051 (B)	255	170
2.522%, SOFR + 2.040%, 04/22/2031 (B)	7,903	7,296
KBC Group
4.454%, H15T1Y + 0.850%, 09/23/2031 (A)(B)	3,705	3,642
KeyCorp
5.305%, SOFR + 1.367%, 01/28/2037 (B)	815	803
KKR
5.100%, 08/07/2035	2,144	2,088
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	1,824	1,642
KKR Group Finance XII LLC
4.850%, 05/17/2032 (A)	3,073	3,032
Kreditanstalt fuer Wiederaufbau
3.875%, 06/15/2028	13,775	13,741
Lincoln Financial Global Funding
4.950%, 05/21/2031 (A)	2,180	2,175
Lloyds Banking Group PLC
5.679%, H15T1Y + 1.750%, 01/05/2035 (B)	2,641	2,716
5.668%, H15T1Y + 0.820%, 02/10/2047 (B)	2,677	2,628
5.087%, H15T1Y + 0.850%, 11/26/2028 (B)	3,725	3,759
4.425%, H15T1Y + 0.820%, 11/04/2031 (B)	7,240	7,121
Lseg US Finance
5.250%, 03/23/2036 (A)	1,725	1,720
4.250%, 03/23/2029 (A)	3,200	3,174
LSEGA Financing PLC
3.200%, 04/06/2041 (A)	3,618	2,737
M&T Bank MTN
5.385%, SOFR + 1.610%, 01/16/2036 (B)	170	170
Macquarie Airfinance Holdings
6.500%, 03/26/2031 (A)	2,575	2,694
Macquarie Group MTN
1.629%, SOFR + 0.910%, 09/23/2027 (A)(B)	3,694	3,661

352	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Manulife Financial
4.986%, 12/11/2035	$3,277	$3,238
Marsh & McLennan
4.900%, 03/15/2049	825	734
4.750%, 03/15/2039	4,775	4,513
4.350%, 01/30/2047	1,010	837
Massachusetts Mutual Life Insurance
3.375%, 04/15/2050 (A)	1,153	785
Mastercard
3.300%, 03/26/2027	2,235	2,224
Metropolitan Life Global Funding I
2.950%, 04/09/2030 (A)	2,205	2,074
Metropolitan Life Global Funding I MTN
2.400%, 01/11/2032 (A)	5,400	4,766
Moody's
2.000%, 08/19/2031	2,667	2,350
Morgan Stanley
5.900%, SOFR + 1.782%, 03/13/2047 (B)	5,060	5,135
5.664%, SOFR + 1.757%, 04/17/2036 (B)	7,099	7,306
5.516%, SOFR + 1.710%, 11/19/2055 (B)	3,597	3,487
5.466%, SOFR + 1.730%, 01/18/2035 (B)	3,875	3,951
5.296%, SOFRINDX + 1.410%, 04/10/2037 (B)	1,680	1,675
5.230%, SOFR + 1.108%, 01/15/2031 (B)	9,550	9,693
5.192%, SOFR + 1.510%, 04/17/2031 (B)	1,665	1,690
5.042%, SOFR + 1.215%, 07/19/2030 (B)	5,385	5,434
4.809%, SOFRINDX + 1.180%, 04/16/2032 (B)	2,030	2,021
4.555%, SOFRINDX + 0.960%, 04/10/2030 (B)	2,170	2,162
4.493%, SOFR + 0.950%, 01/16/2032 (B)	4,070	4,005
4.238%, SOFR + 0.800%, 01/09/2030 (B)	4,695	4,643
4.210%, SOFR + 1.610%, 04/20/2028 (B)	13,274	13,257
3.217%, SOFR + 1.485%, 04/22/2042 (B)	867	663
Morgan Stanley MTN
5.831%, SOFR + 1.580%, 04/19/2035 (B)	6,620	6,887
5.656%, SOFR + 1.260%, 04/18/2030 (B)	3,495	3,583
5.250%, SOFR + 1.870%, 04/21/2034 (B)	6,360	6,424
4.892%, SOFR + 1.314%, 10/22/2036 (B)	3,600	3,493
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.356%, SOFR + 1.074%, 10/22/2031 (B)	$7,165	$7,031
4.300%, 01/27/2045	3,805	3,213
3.971%, TSFR3M + 1.455%, 07/22/2038 (B)	3,000	2,643
2.475%, SOFR + 1.000%, 01/21/2028 (B)	3,085	3,049
2.239%, SOFR + 1.178%, 07/21/2032 (B)	10,150	8,925
Morgan Stanley Private Bank
4.734%, SOFR + 1.080%, 07/18/2031 (B)	1,745	1,740
Mutual of Omaha Global Funding
5.350%, 04/09/2027 (A)	3,230	3,261
National Australia Bank
5.625%, H15T1Y + 1.180%, 06/04/2037 (A)(B)	1,765	1,767
National Securities Clearing
4.700%, 05/20/2030 (A)	2,170	2,189
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	2,625	3,387
NatWest Group PLC
5.516%, H15T1Y + 2.270%, 09/30/2028 (B)	2,635	2,672
NatWest Markets PLC MTN
4.654%, 03/27/2029 (A)	1,361	1,364
New York Life Global Funding
4.900%, 06/13/2028 (A)	6,945	7,016
New York Life Insurance
5.875%, 05/15/2033 (A)	4,809	5,023
Northern Trust
4.150%, 11/19/2030	5,229	5,169
Northwestern Mutual Global Funding MTN
4.900%, 06/12/2028 (A)	2,810	2,836
Northwestern Mutual Life Insurance
6.170%, 05/29/2055 (A)	1,350	1,400
6.050%, 06/30/2056 (A)	2,200	2,247
Pacific Life Insurance
4.300%, SOFR + 2.796%, 10/24/2067 (A)(B)	3,845	3,052
PNC Financial Services Group
6.875%, SOFR + 2.284%, 10/20/2034 (B)	2,195	2,426
5.582%, SOFR + 1.841%, 06/12/2029 (B)	8,065	8,251
5.575%, SOFR + 1.394%, 01/29/2036 (B)	925	948
5.492%, SOFR + 1.198%, 05/14/2030 (B)	1,260	1,292
5.423%, H15T5Y + 1.170%, 01/25/2041 (B)	1,625	1,597
5.401%, SOFR + 1.599%, 07/23/2035 (B)	4,950	5,023

SEI Institutional Investments Trust	353

SCHEDULE OF INVESTMENTS

May 31, 2026

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.899%, SOFR + 1.333%, 05/13/2031 (B)	$7,393	$7,452
Principal Life Global Funding II
4.800%, 01/09/2028 (A)	2,615	2,628
1.500%, 08/27/2030 (A)	3,374	2,948
Progressive
5.150%, 03/26/2036	5,097	5,099
Protective Life
4.700%, 01/15/2031 (A)	3,250	3,209
Prudential Financial MTN
5.700%, 12/14/2036	1,660	1,726
Raymond James Financial
4.900%, 09/11/2035	5,660	5,514
Regions Bank
4.755%, SOFR + 0.807%, 07/27/2029 (B)	3,650	3,661
Royal Bank of Canada MTN
2.300%, 11/03/2031	1,685	1,506
S&P Global
4.800%, 12/04/2035 (A)	3,676	3,597
2.950%, 03/01/2029	5,513	5,300
2.450%, 03/01/2027	6,610	6,531
Santander UK Group Holdings PLC
5.136%, SOFRINDX + 1.578%, 09/22/2036 (B)	365	354
4.320%, SOFRINDX + 1.070%, 09/22/2029 (B)	2,690	2,667
Sompo Holdings
5.411%, H15T1Y + 2.130%, 04/22/2037 (A)(B)	2,965	2,924
State Street
5.159%, SOFR + 1.890%, 05/18/2034 (B)	3,189	3,230
4.936%, TSFR3M + 1.262%, 06/15/2047 (B)	1,540	1,396
4.421%, SOFR + 1.605%, 05/13/2033 (B)	2,636	2,583
3.031%, SOFR + 1.490%, 11/01/2034 (B)	4,340	4,075
Sumisho Air Lease
4.850%, 03/24/2031 (A)	3,897	3,861
Toronto-Dominion Bank
4.928%, 10/15/2035	2,927	2,877
TPG Operating Group II LP
4.875%, 05/15/2031	8,307	8,217
Transatlantic Holdings
8.000%, 11/30/2039	5,338	6,474
Travelers
5.700%, 07/24/2055	95	96
Truist Bank
2.250%, 03/11/2030	800	730
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Truist Financial MTN
7.161%, SOFR + 2.446%, 10/30/2029 (B)	$4,170	$4,411
5.867%, SOFR + 2.361%, 06/08/2034 (B)	13,385	13,955
5.281%, SOFR + 1.414%, 04/23/2037 (B)	2,215	2,194
5.122%, SOFR + 1.852%, 01/26/2034 (B)	1,450	1,451
4.873%, SOFR + 1.435%, 01/26/2029 (B)	3,930	3,955
4.680%, SOFR + 1.087%, 04/23/2032 (B)	7,452	7,373
4.597%, SOFR + 0.965%, 01/27/2032 (B)	2,920	2,887
1.887%, SOFR + 0.862%, 06/07/2029 (B)	6,981	6,625
UBS
4.678%, SOFR + 0.740%, 11/29/2030 (B)	5,835	5,848
4.500%, 06/26/2048	2,675	2,310
UBS Group
3.869%, SOFR + 1.410%, 01/12/2029 (A)(B)	2,200	2,175
UBS Group MTN
4.844%, SOFR + 1.290%, 11/06/2033 (A)(B)	2,795	2,745
US Bancorp
5.850%, SOFR + 2.090%, 10/21/2033 (B)	5,084	5,318
5.083%, SOFR + 1.296%, 05/15/2031 (B)	7,275	7,377
Visa
2.000%, 08/15/2050	3,610	1,933
Voya Global Funding MTN
4.600%, 11/24/2030 (A)	4,125	4,070
Wells Fargo
6.600%, 01/15/2038	2,620	2,879
6.491%, SOFR + 2.060%, 10/23/2034 (B)	2,705	2,929
5.950%, 12/15/2036	1,035	1,055
5.605%, SOFR + 1.740%, 04/23/2036 (B)	4,265	4,376
5.499%, SOFR + 1.780%, 01/23/2035 (B)	485	495
5.433%, SOFR + 1.230%, 01/23/2047 (B)	3,065	2,944
5.389%, SOFR + 2.020%, 04/24/2034 (B)	3,600	3,665
5.244%, SOFR + 1.110%, 01/24/2031 (B)	4,140	4,211
4.970%, SOFR + 1.370%, 04/23/2029 (B)	3,420	3,446

354	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.960%, SOFR + 1.100%, 01/23/2037 (B)	$2,220	$2,168
4.844%, SOFR + 0.970%, 05/20/2032 (B)	7,165	7,159
4.182%, SOFR + 0.740%, 01/23/2030 (B)	2,840	2,811
3.068%, SOFR + 2.530%, 04/30/2041 (B)	775	590
Wells Fargo MTN
5.707%, SOFR + 1.070%, 04/22/2028 (B)	6,090	6,160
5.557%, SOFR + 1.990%, 07/25/2034 (B)	8,715	8,965
5.013%, TSFR3M + 4.502%, 04/04/2051 (B)	7,996	7,182
4.900%, 11/17/2045	1,325	1,160
4.750%, 12/07/2046	560	477
4.611%, SOFR + 2.130%, 04/25/2053 (B)	445	375
4.400%, 06/14/2046	975	795
3.584%, TSFR3M + 1.572%, 05/22/2028 (B)	10,871	10,787
3.196%, TSFR3M + 1.432%, 06/17/2027 (B)	2,395	2,394
2.879%, TSFR3M + 1.432%, 10/30/2030 (B)	3,765	3,554
2.393%, SOFR + 2.100%, 06/02/2028 (B)	7,070	6,933
XL Group
5.250%, 12/15/2043	2,417	2,253
		1,210,099

Health Care — 10.5%
Abbott Laboratories
4.650%, 03/15/2036	10,492	10,198
4.300%, 03/15/2033	12,670	12,325
4.000%, 03/15/2031	7,400	7,238
AbbVie
5.600%, 03/15/2055	1,670	1,655
5.550%, 03/15/2056	8,370	8,209
5.050%, 03/15/2034	5,075	5,150
4.950%, 03/15/2031	2,675	2,722
4.400%, 03/15/2033	9,260	9,088
4.250%, 11/21/2049	8,596	7,037
3.775%, 03/03/2028	10,605	10,518
Advocate Health & Hospitals
4.272%, 08/15/2048	2,984	2,421
Amgen
5.650%, 03/02/2053	2,180	2,119
Ascension Health
4.923%, 11/15/2035	4,895	4,857
3.945%, 11/15/2046	2,394	1,914
3.106%, 11/15/2039	1,430	1,121
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.532%, 11/15/2029	$2,970	$2,784
Astrazeneca Finance LLC
4.900%, 02/26/2031	6,475	6,580
4.000%, 03/02/2031	8,710	8,529
Banner Health
2.907%, 01/01/2042	2,652	1,926
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	7,447	6,234
4.700%, 07/15/2064 (A)	65	50
4.400%, 07/15/2044 (A)	2,892	2,325
3.950%, 04/15/2045 (A)	2,321	1,718
Bayer US Finance LLC
6.875%, 11/21/2053 (A)	1,520	1,645
6.500%, 11/21/2033 (A)	960	1,024
Bristol-Myers Squibb
5.550%, 02/22/2054	2,259	2,201
Cencora
4.625%, 12/15/2027	6,515	6,544
Centene
4.625%, 12/15/2029	8,450	8,230
3.000%, 10/15/2030	2,593	2,337
CommonSpirit Health
4.975%, 09/01/2035	5,280	5,128
CVS Health
5.050%, 03/25/2048	5,550	4,870
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	1,164	1,256
7.507%, 01/10/2032 (A)	821	865
6.036%, 12/10/2028	953	957
4.163%, 08/11/2036 (A)	1,389	1,304
Eli Lilly
5.700%, 05/20/2066	1,815	1,824
5.650%, 10/15/2065	2,268	2,259
5.600%, 05/20/2056	5,135	5,150
5.200%, 08/14/2064	250	231
5.100%, 02/12/2035	6,165	6,284
5.100%, 02/09/2064	2,958	2,694
5.050%, 08/14/2054	540	499
4.950%, 02/27/2063	1,670	1,487
4.875%, 02/27/2053	293	265
3.950%, 03/15/2049	1,020	811
EMD Finance LLC
4.625%, 10/15/2032 (A)	8,625	8,510
Gilead Sciences
4.600%, 05/20/2031	7,605	7,608
4.400%, 05/20/2029	7,420	7,422
HCA
3.500%, 07/15/2051	3,085	2,065
Health Care Service A Mutual Legal Reserve
5.875%, 06/15/2054 (A)	1,993	1,903
5.200%, 06/15/2029 (A)	3,719	3,759
3.200%, 06/01/2050 (A)	2,225	1,430

SEI Institutional Investments Trust	355

SCHEDULE OF INVESTMENTS

May 31, 2026

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Horizon Mutual Holdings
6.200%, 11/15/2034 (A)	$3,755	$3,613
Kaiser Foundation Hospitals
4.150%, 05/01/2047	750	614
3.150%, 05/01/2027	2,005	1,986
2.810%, 06/01/2041	4,540	3,335
Memorial Health Services
3.447%, 11/01/2049	1,505	1,056
Merck
5.750%, 05/22/2046	1,940	1,976
5.700%, 09/15/2055	1,610	1,613
5.550%, 12/04/2055	1,885	1,853
5.200%, 05/22/2036	4,550	4,607
4.900%, 05/17/2044	3,725	3,450
4.750%, 12/04/2035	7,355	7,220
4.500%, 05/17/2033	2,400	2,382
4.450%, 12/04/2032	3,260	3,216
3.600%, 09/15/2042	2,145	1,720
2.750%, 12/10/2051	3,525	2,157
Nationwide Children's Hospital
4.556%, 11/01/2052	1,135	961
New York and Presbyterian Hospital
1.651%, 08/01/2030	2,487	2,213
Northwell Healthcare
4.260%, 11/01/2047	1,650	1,340
Novartis Capital
5.700%, 03/18/2056	1,905	1,932
5.600%, 03/18/2046	3,665	3,710
4.900%, 03/18/2036	1,745	1,738
4.600%, 03/18/2033	4,235	4,206
4.400%, 03/18/2031	4,830	4,806
4.400%, 05/06/2044	30	26
OhioHealth
2.834%, 11/15/2041	2,565	1,868
PeaceHealth Obligated Group
4.855%, 11/15/2032	3,055	3,023
4.787%, 11/15/2048	2,800	2,426
4.335%, 11/15/2028	4,180	4,154
Pfizer
4.200%, 09/15/2048	3,550	2,912
Pfizer Investment Enterprises Pte
5.110%, 05/19/2043	6,255	5,944
Pharmacia LLC
6.600%, 12/01/2028	1,100	1,158
Quest Diagnostics
4.600%, 12/15/2027	3,085	3,100
Royalty Pharma PLC
3.350%, 09/02/2051	720	481
Rush System for Health Obligated Group
3.922%, 11/15/2029	3,828	3,746
Stanford Health Care
3.310%, 08/15/2030	845	807
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sutter Health
5.164%, 08/15/2033	$5,794	$5,872
Takeda Pharmaceutical
2.050%, 03/31/2030	3,142	2,859
Thermo Fisher Scientific
4.902%, 02/12/2036	2,560	2,528
UnitedHealth Group
5.875%, 02/15/2053	7,775	7,805
5.800%, 03/15/2036	4,000	4,208
5.625%, 07/15/2054	8,878	8,620
5.500%, 07/15/2044	4,605	4,512
5.500%, 04/15/2064	95	89
5.375%, 04/15/2054	2,000	1,871
4.950%, 01/15/2032	1,515	1,529
4.750%, 07/15/2045	1,255	1,116
4.750%, 05/15/2052	2,620	2,251
4.500%, 04/15/2033	5,964	5,832
4.200%, 01/15/2047	972	788
3.850%, 06/15/2028	1,090	1,082
3.250%, 05/15/2051	3,525	2,369
2.300%, 05/15/2031	13,040	11,700
VSP Optical Group
5.400%, 06/01/2033 (A)	2,260	2,262
Wyeth LLC
6.000%, 02/15/2036	1,400	1,495
5.950%, 04/01/2037	3,960	4,213
		371,630

Industrials — 6.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.950%, 09/10/2034	1,825	1,780
4.625%, 09/10/2029	2,670	2,664
3.850%, 10/29/2041	415	336
3.300%, 01/30/2032	4,030	3,687
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	2,384	2,363
Airbus
3.950%, 04/10/2047 (A)	2,800	2,224
American Airlines Pass-Through Trust, Ser 2025-1, Cl A
4.900%, 05/11/2038	3,910	3,786
BAE Systems PLC
5.300%, 03/26/2034 (A)	3,640	3,715
1.900%, 02/15/2031 (A)	2,308	2,040
Boeing
7.008%, 05/01/2064	530	606
6.858%, 05/01/2054	1,530	1,726
6.528%, 05/01/2034	1,925	2,101
5.805%, 05/01/2050	3,870	3,831
5.150%, 05/01/2030	7,720	7,843
3.750%, 02/01/2050	1,305	954

356	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Broadridge Financial Solutions
5.750%, 05/15/2036	$2,136	$2,143
Burlington Northern Santa Fe LLC
5.550%, 03/15/2056	520	508
5.200%, 04/15/2054	265	246
4.900%, 04/01/2044	2,188	2,033
4.550%, 09/01/2044	4,150	3,657
4.450%, 01/15/2053	3,424	2,843
4.375%, 09/01/2042	295	260
4.150%, 04/01/2045	2,530	2,104
Canadian National Railway
3.850%, 08/05/2032	2,800	2,678
Canadian Pacific Railway
4.000%, 03/15/2029	5,680	5,614
Caterpillar
5.200%, 05/15/2035	6,775	6,928
3.803%, 08/15/2042	1,280	1,067
Caterpillar Financial Services MTN
3.600%, 08/12/2027	7,740	7,700
CSX
5.050%, 06/15/2035	3,664	3,678
3.350%, 09/15/2049	3,226	2,264
Deere
5.700%, 01/19/2055	1,461	1,503
Delta Air Lines
4.950%, 07/10/2028	3,230	3,246
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/2027	852	841
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,148	2,080
Eaton
5.450%, 03/06/2056	3,364	3,311
4.800%, 03/06/2036	1,880	1,849
4.500%, 03/06/2033	1,170	1,150
4.200%, 03/06/2031	7,720	7,597
3.950%, 03/06/2029	7,285	7,203
Emerson Electric
2.200%, 12/21/2031	5,855	5,203
Ferguson Finance PLC
4.500%, 10/24/2028 (A)	1,367	1,362
3.250%, 06/02/2030 (A)	3,790	3,569
Gabx Leasing LLC
5.300%, 04/15/2036 (A)	3,470	3,437
General Dynamics
4.250%, 04/01/2040	800	719
2.850%, 06/01/2041	2,945	2,191
Georgia-Pacific LLC
4.900%, 05/15/2033 (A)	2,630	2,618
Honeywell Aerospace
5.732%, 03/16/2056 (A)	10,108	10,112
4.950%, 03/16/2036 (A)	15,909	15,737
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.600%, 03/16/2033 (A)	$7,450	$7,340
Jacobs Solutions
4.750%, 03/03/2031	2,820	2,789
John Deere Capital MTN
3.900%, 03/09/2029	4,940	4,889
2.800%, 07/18/2029	2,083	1,990
2.350%, 03/08/2027	4,965	4,906
Komatsu Finance America
4.196%, 09/18/2030 (A)	5,970	5,861
Lockheed Martin
4.070%, 12/15/2042	3,300	2,799
Penske Truck Leasing LP / PTL Finance
5.250%, 07/01/2029 (A)	4,545	4,612
RELX Capital
4.750%, 03/27/2030	1,612	1,619
RTX
6.400%, 03/15/2054	1,495	1,634
4.700%, 12/15/2041	1,152	1,061
Siemens Financieringsmaatschappij
4.400%, 05/27/2045 (A)	20	17
1.700%, 03/11/2028 (A)	4,250	4,070
Siemens Funding BV
5.900%, 05/28/2065 (A)	860	883
5.800%, 05/28/2055 (A)	1,540	1,579
SMBC Aviation Capital Finance DAC
5.250%, 11/26/2035 (A)	4,285	4,212
Snap-on
4.100%, 03/01/2048	126	102
3.100%, 05/01/2050	3,025	2,030
TTX
4.600%, 02/01/2049 (A)	3,000	2,593
TTX MTN
5.500%, 09/25/2026 (A)	1,225	1,229
Union Pacific
4.950%, 05/15/2053	275	248
3.500%, 02/14/2053	5,270	3,719
3.375%, 02/14/2042	910	712
2.950%, 03/10/2052	5,586	3,549
2.375%, 05/20/2031	2,920	2,645
Union Pacific MTN
3.550%, 08/15/2039	1,015	856
United Airlines Pass-Through Trust
2.700%, 05/01/2032	1,967	1,795
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	859	836
Verisk Analytics
5.250%, 03/15/2035	967	962
3.625%, 05/15/2050	2,485	1,761
Vertiv Holdings
5.800%, 03/15/2056	1,680	1,656

SEI Institutional Investments Trust	357

SCHEDULE OF INVESTMENTS

May 31, 2026

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Waste Management
4.500%, 03/15/2028	$3,730	$3,748
		235,809

Information Technology — 4.6%
Accenture Capital
4.250%, 10/04/2031	3,586	3,532
Amphenol
5.300%, 11/15/2055	3,485	3,298
5.250%, 04/05/2034	3,830	3,910
4.625%, 02/15/2036	3,275	3,159
Analog Devices
2.950%, 10/01/2051	1,798	1,160
1.700%, 10/01/2028	2,065	1,946
Apple
4.650%, 02/23/2046	290	262
3.850%, 05/04/2043	60	50
3.850%, 08/04/2046	4,585	3,679
2.850%, 08/05/2061	2,000	1,170
2.650%, 05/11/2050	3,755	2,325
2.375%, 02/08/2041	1,785	1,272
Applied Materials
4.600%, 01/15/2036	5,445	5,281
Broadcom
5.700%, 01/15/2056	4,637	4,627
5.200%, 07/15/2035	6,590	6,629
5.050%, 07/12/2029	3,447	3,507
4.926%, 05/15/2037 (A)	2,500	2,429
4.900%, 07/15/2032	3,275	3,294
4.900%, 02/15/2038	10,910	10,527
4.800%, 02/15/2036	11,735	11,425
4.600%, 01/15/2033	3,710	3,656
3.500%, 02/15/2041	270	216
Cadence Design Systems
4.200%, 09/10/2027	2,315	2,312
Cisco Systems
5.900%, 02/15/2039	2,987	3,183
5.300%, 02/26/2054	1,739	1,655
Foundry JV Holdco LLC
6.100%, 01/25/2036 (A)	3,525	3,704
5.900%, 01/25/2033 (A)	3,130	3,255
IBM International Capital Pte
4.600%, 02/05/2027	1,805	1,811
Intel
5.300%, 05/15/2036	1,930	1,927
3.734%, 12/08/2047	1,514	1,098
International Business Machines
4.150%, 05/15/2039	2,325	2,037
4.000%, 02/03/2029	4,295	4,254
KLA
5.650%, 11/01/2034	1,760	1,837
4.950%, 07/15/2052	1,817	1,650
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Microsoft
3.700%, 08/08/2046	$2,729	$2,162
3.041%, 03/17/2062	1,100	675
NXP BV / NXP FUNDING LLC / NXP USA
5.000%, 01/15/2033	1,850	1,850
Oracle
6.700%, 02/04/2056	3,995	3,848
5.700%, 02/04/2036	7,620	7,486
5.200%, 09/26/2035	2,805	2,671
4.800%, 09/26/2032	3,410	3,277
4.375%, 05/15/2055	1,865	1,279
4.000%, 07/15/2046	2,275	1,582
3.800%, 11/15/2037	2,190	1,776
3.600%, 04/01/2040	2,518	1,867
2.950%, 04/01/2030	5,365	4,953
Salesforce
6.550%, 03/15/2056	1,190	1,213
5.550%, 03/15/2036	4,085	4,114
4.650%, 03/15/2029	7,318	7,333
ServiceNow
5.400%, 05/15/2036	2,265	2,282
Texas Instruments
5.050%, 05/18/2063	3,333	3,002
Wipro IT Services LLC
1.500%, 06/23/2026 (A)	4,937	4,928
		162,375

Materials — 1.5%
Amrize Finance US LLC
4.700%, 04/07/2028	1,520	1,524
Barrick North America Finance LLC
5.750%, 05/01/2043	1,590	1,613
BHP Billiton Finance USA
5.100%, 09/08/2028	6,065	6,161
5.000%, 09/30/2043	1,400	1,321
Chevron Phillips Chemical LLC
4.750%, 05/15/2030 (A)	2,776	2,781
Ecolab
5.150%, 06/15/2033	3,905	3,965
Glencore Funding LLC
6.141%, 04/01/2055 (A)	5,099	5,256
5.893%, 04/04/2054 (A)	170	170
5.634%, 04/04/2034 (A)	4,325	4,456
5.200%, 07/01/2033 (A)	6,745	6,771
5.186%, 04/01/2030 (A)	1,970	1,998
4.907%, 04/01/2028 (A)	6,165	6,205
3.375%, 09/23/2051 (A)	365	245
International Flavors & Fragrances
5.000%, 09/26/2048	1,771	1,564
2.300%, 11/01/2030 (A)	4,858	4,368
Rio Tinto Finance USA
5.200%, 11/02/2040	2,285	2,255
2.750%, 11/02/2051	4,000	2,456

358	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rio Tinto Finance USA PLC
4.875%, 03/14/2030	$1,858	$1,881
		54,990

Real Estate — 2.8%
AvalonBay Communities MTN
3.350%, 05/15/2027	5,135	5,097
Essential Properties LP
5.400%, 12/01/2035	3,835	3,798
Extra Space Storage LP
5.700%, 04/01/2028	7,495	7,646
4.950%, 01/15/2033	7,340	7,280
Kilroy Realty LP
2.500%, 11/15/2032	3,865	3,203
Ladder Capital Finance Holdings LLLP
7.000%, 07/15/2031 (A)	7,955	8,239
5.500%, 08/01/2030	2,645	2,676
4.750%, 06/15/2029 (A)	10,189	9,972
Piedmont Operating Partnership LP
3.150%, 08/15/2030	8,120	7,415
Prologis LP
5.250%, 05/15/2035	1,585	1,607
4.750%, 06/15/2033	1,055	1,046
Prologis Targeted US Logistics Fund LP
5.250%, 04/01/2029 (A)	4,180	4,254
5.250%, 01/15/2035 (A)	2,041	2,044
4.625%, 03/15/2033 (A)	2,515	2,452
Regency Centers LP
5.250%, 01/15/2034	2,755	2,792
5.100%, 01/15/2035	380	381
5.000%, 07/15/2032	1,988	2,008
4.500%, 03/15/2033	3,574	3,487
4.400%, 02/01/2047	1,305	1,093
2.950%, 09/15/2029	2,960	2,822
Sabra Health Care LP
3.900%, 10/15/2029	4,275	4,142
Simon Property Group LP
6.750%, 02/01/2040	470	531
5.500%, 03/08/2033	8,037	8,328
4.250%, 11/30/2046	2,099	1,728
3.800%, 07/15/2050	945	709
2.450%, 09/13/2029	3,446	3,230
		97,980

Utilities — 11.2%
AEP Texas
3.450%, 01/15/2050	2,695	1,837
AEP Transmission LLC
5.400%, 03/15/2053	1,515	1,447
Alabama Power
3.850%, 12/01/2042	600	487
3.700%, 12/01/2047	2,800	2,097
3.125%, 07/15/2051	3,187	2,094
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.450%, 09/15/2030	$4,191	$3,694
Ameren Illinois
5.625%, 03/01/2055	3,200	3,143
4.500%, 03/15/2049	4,150	3,498
3.850%, 09/01/2032	10,395	9,901
American Electric Power
5.625%, 03/01/2033	3,070	3,188
Arizona Public Service
5.550%, 08/01/2033	4,210	4,331
Baltimore Gas and Electric
2.250%, 06/15/2031	3,590	3,210
Basin Electric Power Cooperative
5.850%, 10/15/2055 (A)	2,665	2,639
Berkshire Hathaway Energy
6.125%, 04/01/2036	1,842	1,971
3.250%, 04/15/2028	1,720	1,688
CenterPoint Energy Houston Electric LLC
5.200%, 10/01/2028	3,950	4,025
4.500%, 04/01/2044	2,137	1,866
3.000%, 03/01/2032	1,305	1,191
2.900%, 07/01/2050	625	399
Chile Electricity Lux MPC II SARL
5.672%, 10/20/2035 (A)	2,345	2,389
Chile Electricity Lux MPC SARL
6.010%, 01/20/2033 (A)	4,773	4,916
Commonwealth Edison
5.950%, 06/01/2055	1,070	1,090
5.850%, 06/01/2056	1,445	1,453
4.700%, 01/15/2044	3,300	2,933
3.200%, 11/15/2049	1,280	860
Connecticut Light and Power
5.250%, 01/15/2053	3,000	2,804
Consolidated Edison of New York
5.900%, 11/15/2053	4,365	4,420
5.750%, 11/15/2055	2,155	2,133
5.375%, 05/15/2034	2,100	2,150
4.625%, 12/01/2054	3,851	3,217
3.875%, 06/15/2047	3,000	2,313
Consumers Energy
5.125%, 05/01/2036	3,185	3,186
4.700%, 01/15/2030	3,114	3,133
Dominion Energy
6.625%, H15T5Y + 2.207%, 05/15/2055 (B)	2,225	2,279
6.000%, H15T5Y + 2.262%, 02/15/2056 (B)	2,700	2,714
Dominion Energy South Carolina
4.600%, 06/15/2043	1,000	890
DTE Electric
5.850%, 05/15/2055	2,616	2,657
DTE Energy
4.875%, 06/01/2028	4,910	4,949

SEI Institutional Investments Trust	359

SCHEDULE OF INVESTMENTS

May 31, 2026

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Duke Energy
5.000%, 08/15/2052	$2,725	$2,368
Duke Energy Carolinas LLC
5.400%, 01/15/2054	2,460	2,348
5.300%, 02/15/2040	2,400	2,384
3.875%, 03/15/2046	5,015	3,916
2.850%, 03/15/2032	2,215	2,016
2.550%, 04/15/2031	2,340	2,134
Duke Energy Florida LLC
5.950%, 11/15/2052	2,100	2,146
5.875%, 11/15/2033	2,910	3,084
Duke Energy Indiana LLC
6.350%, 08/15/2038	200	219
4.900%, 07/15/2043	205	188
Duke Energy Ohio
5.250%, 04/01/2033	2,985	3,051
Duke Energy Progress LLC
5.050%, 03/15/2035	3,850	3,861
4.200%, 08/15/2045	2,015	1,659
4.100%, 05/15/2042	841	707
East Ohio Gas
2.000%, 06/15/2030 (A)	2,220	2,000
Electricite de France
6.125%, 04/22/2056 (A)	3,740	3,697
ENEL Finance International
4.125%, 09/30/2028 (A)	3,910	3,870
Entergy Arkansas LLC
4.950%, 01/15/2036	3,423	3,366
4.200%, 04/01/2049	2,210	1,762
Entergy Louisiana LLC
4.900%, 04/15/2036	3,940	3,845
Entergy Mississippi LLC
5.800%, 04/15/2055	3,050	3,039
2.850%, 06/01/2028	3,125	3,038
Entergy Texas
3.550%, 09/30/2049	1,625	1,154
Evergy Missouri West
4.700%, 05/21/2029 (A)	4,000	4,010
Exelon
5.150%, 03/15/2028	2,860	2,895
FirstEnergy Pennsylvania Electric
5.200%, 04/01/2028 (A)	6,135	6,205
Florida Power & Light
5.960%, 04/01/2039	120	127
5.950%, 02/01/2038	3,179	3,392
5.700%, 03/15/2055	2,360	2,349
5.690%, 03/01/2040	5,557	5,725
5.300%, 06/15/2034	2,535	2,601
4.125%, 02/01/2042	2,940	2,511
Georgia Power
5.250%, 03/15/2034	4,165	4,246
4.300%, 03/15/2043	1,850	1,583
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Indiana Michigan Power
4.250%, 08/15/2048	$465	$375
Indianapolis Power & Light
4.050%, 05/01/2046 (A)	60	48
Kentucky Utilities
5.850%, 08/15/2055	100	101
Louisville Gas and Electric
5.850%, 08/15/2055	100	101
Massachusetts Electric
1.729%, 11/24/2030 (A)	1,030	902
Monongahela Power
5.850%, 02/15/2034 (A)	2,520	2,638
3.550%, 05/15/2027 (A)	10,095	10,032
National Rural Utilities Cooperative Finance
5.800%, 01/15/2033	1,825	1,926
4.300%, 03/15/2049	2,398	1,976
National Rural Utilities Cooperative Finance MTN
4.750%, 02/07/2028	6,940	6,983
Nevada Power
6.000%, 03/15/2054	4,515	4,575
New England Power
5.936%, 11/25/2052 (A)	1,046	1,044
NextEra Energy Capital Holdings
5.900%, 03/15/2055	2,390	2,364
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	1,959	1,830
NiSource
5.350%, 04/01/2034	2,610	2,664
Northern States Power
6.250%, 06/01/2036	600	651
6.200%, 07/01/2037	2,765	3,008
4.500%, 06/01/2052	2,665	2,237
2.250%, 04/01/2031	2,215	1,997
NorthWestern
5.073%, 03/21/2030 (A)	4,200	4,251
NSTAR Electric
5.200%, 03/01/2035	2,957	2,982
3.250%, 05/15/2029	3,173	3,071
Oglethorpe Power
5.375%, 11/01/2040	1,375	1,336
4.500%, 04/01/2047	1,650	1,363
4.200%, 12/01/2042	135	108
Ohio Edison
4.950%, 12/15/2029 (A)	4,190	4,237
Oncor Electric Delivery LLC
7.500%, 09/01/2038	105	125
5.650%, 11/15/2033	3,890	4,073
5.550%, 06/15/2054	5,020	4,841
5.350%, 10/01/2052	904	845
5.300%, 06/01/2042	981	944
3.750%, 04/01/2045	2,955	2,288

360	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pacific Gas and Electric
6.750%, 01/15/2053	$3,095	$3,254
5.900%, 06/15/2032	3,110	3,224
5.900%, 10/01/2054	1,515	1,433
4.950%, 07/01/2050	3,175	2,663
4.500%, 07/01/2040	1,825	1,576
4.200%, 06/01/2041	2,340	1,921
3.500%, 08/01/2050	235	157
PacifiCorp
6.250%, 10/15/2037	2,645	2,778
6.000%, 01/15/2039	1,320	1,342
5.800%, 01/15/2055	3,215	3,070
5.500%, 05/15/2054	1,085	994
2.900%, 06/15/2052	2,770	1,653
PECO Energy
5.650%, 09/15/2055	2,100	2,071
2.850%, 09/15/2051	2,100	1,300
PPL Electric Utilities
4.150%, 06/15/2048	2,400	1,930
3.950%, 06/01/2047	5,949	4,701
PSEG Power LLC
5.750%, 05/15/2035 (A)	3,235	3,307
Public Service Electric and Gas MTN
4.050%, 05/01/2048	2,617	2,093
Public Service Enterprise Group
5.200%, 04/01/2029	3,172	3,226
Public Service of Colorado
5.750%, 05/15/2054	4,865	4,821
4.100%, 06/01/2032	3,745	3,611
3.200%, 03/01/2050	1,415	950
Public Service of New Hampshire
3.600%, 07/01/2049	2,000	1,457
2.200%, 06/15/2031	4,350	3,867
San Diego Gas & Electric
5.400%, 04/15/2035	1,875	1,912
5.200%, 03/15/2036	2,920	2,924
4.500%, 08/15/2040	2,025	1,822
Sempra
5.250%, 03/15/2036	2,235	2,209
3.800%, 02/01/2038	990	840
Southern California Edison
6.200%, 09/15/2055	950	940
5.900%, 03/01/2055	4,750	4,520
5.750%, 04/15/2054	190	176
5.150%, 06/01/2029	7,065	7,137
4.125%, 03/01/2048	1,615	1,215
4.000%, 04/01/2047	1,035	772
2.850%, 08/01/2029	2,135	2,016
Southern California Gas
5.900%, 06/01/2056	2,675	2,708
5.750%, 06/01/2053	3,209	3,146
5.600%, 04/01/2054	975	937
4.300%, 01/15/2049	890	716
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.750%, 09/15/2042	$155	$124
Tampa Electric
5.150%, 03/01/2035	3,710	3,729
Trans-Allegheny Interstate Line
5.000%, 01/15/2031 (A)	1,875	1,893
Union Electric
5.125%, 03/15/2055	215	196
4.000%, 04/01/2048	890	698
3.900%, 09/15/2042	85	69
Virginia Electric and Power
6.350%, 11/30/2037	1,435	1,557
5.700%, 03/15/2056	2,158	2,127
5.000%, 01/15/2034	4,860	4,879
4.950%, 03/15/2036	6,795	6,679
2.950%, 11/15/2051	5,560	3,489
Vistra Operations LLC
5.700%, 12/30/2034 (A)	4,195	4,244
5.250%, 10/15/2035 (A)	2,255	2,191
Wisconsin Power & Light
6.375%, 08/15/2037	45	48
3.050%, 10/15/2027	2,005	1,972
Wisconsin Public Service
4.550%, 12/01/2029	2,285	2,290
3.300%, 09/01/2049	2,320	1,592
		399,770
Total Corporate Obligations
(Cost $3,265,518) ($ Thousands)		3,173,744

U.S. TREASURY OBLIGATIONS — 5.8%
U.S. Treasury Bonds
5.000%, 05/15/2046	8,077	8,100
5.000%, 05/15/2056	8,336	8,361
4.750%, 02/15/2056	41,847	40,330
4.625%, 02/15/2046 (D)	15,233	14,547
U.S. Treasury Notes
4.375%, 05/15/2036	31,270	31,109
4.125%, 04/30/2033	14,065	13,933
4.125%, 02/15/2036	5,871	5,727
3.875%, 04/15/2029	15,881	15,805
3.875%, 05/15/2029	15,353	15,280
3.875%, 04/30/2031	16,217	16,028
3.750%, 04/30/2028	3,975	3,957
3.500%, 03/15/2029	18,262	18,001
3.500%, 02/28/2031	11,806	11,488
3.375%, 02/29/2028	5,024	4,972

Total U.S. Treasury Obligations
(Cost $207,862) ($ Thousands)		207,638

SEI Institutional Investments Trust	361

SCHEDULE OF INVESTMENTS

May 31, 2026

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 3.0%
Alabama — 0.1%
Alabama State, Economic Settlement Authority, Ser B, RB
4.263%, 09/15/2032	$5,475	$5,406

Arizona — 0.1%
Maricopa County Industrial Development Authority, RB
7.375%, 10/01/2029 (A)	2,465	2,578

California — 0.8%
California State University, RB
5.183%, 11/01/2053	8,690	8,100
California State, Build America Project, GO
7.600%, 11/01/2040	585	701
7.550%, 04/01/2039	2,305	2,744
7.500%, 04/01/2034	5,125	5,854
California State, Health Facilities Financing Authority, RB
1.679%, 06/01/2028	4,975	4,713
City of San Francisco California Public Utilities Commission Water Revenue, RB
6.950%, 11/01/2050	1,925	2,105
Los Angeles County Public Works Financing Authority, RB
7.488%, 08/01/2033	1,210	1,307
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	4,165	3,934
University of California Regents, Build America Project, Ser H, RB
6.548%, 05/15/2048	120	126
		29,584
Colorado — 0.2%
City & County of Denver's Airport System Revenue, Ser C, RB
2.037%, 11/15/2028	4,000	3,794
Colorado State, Qualified School Construction Board, COP
6.817%, 03/15/2028	1,980	2,057
		5,851
Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	2,294	2,446

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	2,580	2,637
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Sales Tax Securitization, Ser A, RB
4.637%, 01/01/2040	$2,950	$2,849
		5,486

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	4,620	4,586

Massachusetts — 0.3%
Massachusetts Clean Water Trust, Build America Project, RB
5.192%, 08/01/2040	2,615	2,667
Massachusetts Educational Financing Authority, Ser A, RB
5.517%, 07/01/2036	2,800	2,840
Massachusetts State, Build America Project, GO
4.910%, 05/01/2029	100	101
Massachusetts State, Build America Project, RB
5.731%, 06/01/2040	80	82
Massachusetts State, Educational Financing Authority, Ser A, RB
2.925%, 07/01/2028	2,550	2,474
1.638%, 07/01/2026	2,125	2,121
		10,285

Michigan — 0.1%
Michigan State, Finance Authority, RB
2.671%, 09/01/2049 (B)	4,600	4,579

New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act, RB
5.040%, 11/01/2034	2,010	2,007

New York — 0.4%
City of New York, Ser D-2, GO
4.719%, 10/01/2032	1,230	1,229
City of New York, Ser H, GO
5.400%, 02/01/2034	1,730	1,783
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	165	151
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	1,315	1,244
New York City Transitional Finance Authority, Sub-Ser, RB
3.480%, 08/01/2026 (E)	2,100	2,098
New York State, Dormitory Authority, Build America Project, RB
5.289%, 03/15/2033	2,410	2,438

362	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Empire State Development, Build America Project, RB
5.770%, 03/15/2039	$5,505	$5,654
		14,597

Ohio — 0.1%
American Municipal Power, Build America Project, RB
6.053%, 02/15/2043	3,065	3,109

Oregon — 0.1%
Oregon State, School Boards Association, Ser B, GO
5.550%, 06/30/2028	2,429	2,452

Pennsylvania — 0.3%
Commonwealth Financing Authority, Ser A, RB
4.014%, 06/01/2033	5,840	5,677
Pennsylvania State, Economic Development Financing Authority, RB
2.152%, 06/15/2029	5,465	5,121
		10,798

Texas — 0.0%
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	555	555
North Texas Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	845	912
Texas State, Build America Project, GO
5.517%, 04/01/2039	530	537
		2,004

Virginia — 0.1%
Williamsburg Economic Development Authority, RB
4.957%, 11/01/2035	2,500	2,487

Total Municipal Bonds
(Cost $112,843) ($ Thousands)		108,255

SOVEREIGN DEBT — 0.3%

Chile Government International Bond
5.330%, 01/05/2054	55	53
3.860%, 06/21/2047	325	255
Korea Development Bank
4.375%, 02/15/2028	5,150	5,166
Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Mexico Government International Bond
6.625%, 01/29/2038	$3,730	$3,808

Total Sovereign Debt
(Cost $9,179) ($ Thousands)		9,282

	Shares
CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
3.490%**†	34,015,803	34,016
Total Cash Equivalent
(Cost $34,016) ($ Thousands)		34,016
Total Investments in Securities — 99.4%
(Cost $3,629,418) ($ Thousands)		$3,532,935

SEI Institutional Investments Trust	363

SCHEDULE OF INVESTMENTS

May 31, 2026

Intermediate Duration Credit Fund (Concluded)

A list of the open futures contracts held by the Fund at May 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Notes	320	Sep-2026	$65,998	$66,100	$102
U.S. 5-Year Treasury Notes	212	Sep-2026	22,689	22,728	39
U.S. Ultra Long Treasury Bonds	334	Sep-2026	37,590	38,212	622
			126,277	127,040	763
Short Contracts
U.S. 10-Year Treasury Notes	(355)	Sep-2026	$(38,710)	$(38,989)	$(279)
Ultra 10-Year U.S. Treasury Notes	(500)	Sep-2026	(55,542)	(56,039)	(497)
			(94,252)	(95,028)	(776)
			$32,025	$32,012	$(13)

Percentages are based on Net Assets of $3,553,245 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2026.
†	Investment in Affiliated Security (see Note 6).
(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2026, the value of these securities amounted to $644,883 ($ Thousands), representing 18.1% of the Net Assets of the Fund.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Perpetual security with no stated maturity date.
(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of May 31, 2026 was $1,940 ($ Thousands).
(E)	Security is escrowed to maturity.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	3,173,744	–	3,173,744
U.S. Treasury Obligations	–	207,638	–	207,638
Municipal Bonds	–	108,255	–	108,255
Sovereign Debt	–	9,282	–	9,282
Cash Equivalent	34,016	–	–	34,016
Total Investments in Securities	34,016	3,498,919	–	3,532,935

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	763	–	–	763
Unrealized Depreciation	(776)	–	–	(776)
Total Other Financial Instruments	(13)	–	–	(13)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$59,986	$1,886,018	$(1,911,988)	$—	$—	$34,016	$1,703	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

364	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2026

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 82.9%

Communication Services — 8.1%
Alphabet Inc, Cl A	145,944	$55,508
Alphabet Inc, Cl C	117,233	44,130
AT&T Inc	175,108	4,343
Charter Communications Inc, Cl A *	2,190	315
Comcast Corp, Cl A	90,907	2,261
EchoStar Corp, Cl A *	3,367	435
Electronic Arts Inc	5,560	1,122
Fox Corp	5,045	322
Fox Corp, Cl B	3,904	224
Live Nation Entertainment Inc *	4,036	680
Meta Platforms Inc, Cl A	54,827	34,679
Netflix Inc *	106,168	9,133
News Corp, Cl A	9,662	252
News Corp, Cl B	2,542	76
Omnicom Group Inc	8,132	591
Paramount Skydance Corp, Cl B	8,143	86
Take-Two Interactive Software Inc *	4,273	958
TKO Group Holdings Inc, Cl A	1,577	324
T-Mobile US Inc	11,874	2,227
Trade Desk Inc/The, Cl A *	11,475	247
Verizon Communications Inc	105,226	5,031
Walt Disney Co/The	44,719	4,554
Warner Bros Discovery Inc *	61,693	1,666
		169,164
Consumer Discretionary — 7.6%
Airbnb Inc, Cl A *	10,692	1,425
Amazon.com Inc *	244,880	66,274
APTIV PLC *	5,690	387
AutoZone Inc *	413	1,212
Best Buy Co Inc	5,091	397
Booking Holdings Inc	20,150	3,374
Carnival	27,743	778
Carvana Co, Cl A *	17,850	1,303
Chipotle Mexican Grill Inc, Cl A *	32,972	1,051
Darden Restaurants Inc	3,037	619
Deckers Outdoor Corp *	3,314	377
Domino's Pizza Inc	703	218
DoorDash Inc, Cl A *	9,325	1,485
DR Horton Inc	6,609	972
eBay Inc	11,140	1,217
Expedia Group Inc	2,879	650
Ford Motor Co	96,592	1,685
Garmin Ltd	4,183	978
General Motors Co	22,655	1,886
Genuine Parts Co	3,545	350
Hasbro Inc	3,420	295
Hilton Worldwide Holdings Inc	5,746	1,883
Home Depot Inc/The	24,949	7,912
Las Vegas Sands Corp	7,880	399
Lennar Corp, Cl A	5,323	478
Lowe's Cos Inc	14,039	3,009
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lululemon Athletica Inc *	2,574	$338
Marriott International Inc/MD, Cl A	5,425	2,038
McDonald's Corp	17,812	4,973
MGM Resorts International *	5,314	232
NIKE Inc, Cl B	29,596	1,368
Norwegian Cruise Line Holdings Ltd *	11,600	213
NVR Inc *	67	409
O'Reilly Automotive Inc *	21,201	1,842
Pool Corp	842	153
PulteGroup Inc	5,037	595
Ralph Lauren Corp, Cl A	1,016	370
Ross Stores Inc	8,084	1,873
Royal Caribbean Cruises Ltd	6,306	1,795
Starbucks Corp	28,542	2,830
Tapestry Inc	5,344	777
Tesla Inc *	70,485	30,717
TJX Cos Inc/The	27,766	4,297
Tractor Supply Co	13,543	427
Ulta Beauty Inc *	1,157	589
Williams-Sonoma Inc	3,140	639
Wynn Resorts Ltd	2,155	218
Yum! Brands Inc	6,865	1,016
		158,323
Consumer Staples — 3.5%
Altria Group Inc	42,028	2,924
Archer-Daniels-Midland Co	12,275	979
Brown-Forman Corp, Cl B	4,220	109
Bunge Global SA	3,677	453
Campbell's	4,541	96
Casey's General Stores Inc	930	713
Church & Dwight Co Inc	6,271	600
Clorox Co/The	3,030	273
Coca-Cola Co/The	97,013	7,665
Colgate-Palmolive Co	20,201	1,821
Conagra Brands Inc	11,989	159
Constellation Brands Inc, Cl A	3,741	519
Costco Wholesale Corp	11,124	10,638
Dollar General Corp	5,617	621
Dollar Tree Inc *	4,951	576
Estee Lauder Cos Inc/The, Cl A	6,031	536
General Mills Inc	12,627	427
Hershey Co/The	3,829	743
Hormel Foods Corp	7,454	173
J M Smucker Co/The	2,709	280
Kenvue Inc	49,057	848
Keurig Dr Pepper Inc	35,109	1,054
Kimberly-Clark Corp	8,553	835
Kraft Heinz Co/The	21,941	527
Kroger Co/The	14,563	905
McCormick & Co Inc/MD	6,446	305
Molson Coors Beverage Co, Cl B	4,339	172
Mondelez International Inc, Cl A	32,294	1,975
Monster Beverage Corp *	17,707	1,560

SEI Institutional Investments Trust	365

SCHEDULE OF INVESTMENTS

May 31, 2026

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
PepsiCo Inc	34,160	$4,926
Philip Morris International Inc	38,939	6,907
Procter & Gamble Co/The	58,050	8,334
Sysco Corp	12,147	921
Target Corp	11,208	1,424
Tyson Foods Inc, Cl A	7,278	444
Walmart Inc	109,838	12,714
		74,156
Energy — 2.4%
APA Corp	9,000	328
Baker Hughes Co, Cl A	24,767	1,582
Chevron Corp	46,888	8,555
ConocoPhillips	30,874	3,519
Devon Energy Corp	29,799	1,326
Diamondback Energy Inc	4,807	920
EOG Resources Inc	13,504	1,801
EQT Corp	15,192	835
Expand Energy	6,085	566
Exxon Mobil Corp	104,733	15,214
Halliburton Co	21,957	853
Kinder Morgan Inc	48,324	1,502
Marathon Petroleum Corp	7,555	1,879
Occidental Petroleum Corp	18,366	1,040
ONEOK Inc	15,493	1,301
Phillips 66	10,044	1,767
SLB	37,180	2,028
Targa Resources Corp	5,380	1,372
Texas Pacific Land Corp	1,479	581
Valero Energy Corp	7,705	1,886
Williams Cos Inc/The	30,652	2,188
		51,043
Financials — 8.7%
Aflac Inc	11,961	1,345
Allstate Corp/The	6,556	1,351
American Express Co	13,465	4,261
American International Group Inc	13,704	1,017
Ameriprise Financial Inc	2,288	1,020
Aon PLC, Cl A	5,420	1,713
Apollo Global Management Inc	11,527	1,484
Arch Capital Group Ltd *	8,984	803
Ares Management Corp, Cl A	5,261	676
Arthur J Gallagher & Co	6,367	1,280
Assurant Inc	1,263	314
Bank of America Corp	165,975	8,564
Bank of New York Mellon Corp/The	17,604	2,455
Berkshire Hathaway Inc, Cl B *	45,986	21,819
BlackRock Funding Inc/DE	3,609	3,778
Blackstone Inc	18,568	2,172
Block Inc, Cl A *	13,455	1,019
Brown & Brown Inc	7,480	421
Capital One Financial Corp	15,666	2,944
Cboe Global Markets Inc	2,691	898
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Charles Schwab Corp/The	42,165	$3,683
Chubb Ltd	9,183	2,863
Cincinnati Financial Corp	4,006	631
Citigroup Inc	43,711	5,503
Citizens Financial Group Inc	11,107	692
CME Group Inc, Cl A	8,946	2,447
Coinbase Global Inc, Cl A *	5,629	1,064
Corpay Inc *	1,824	660
Erie Indemnity Co, Cl A	676	144
Everest Group Ltd	1,067	346
FactSet Research Systems Inc	951	233
Fidelity National Information Services Inc	13,357	574
Fifth Third Bancorp	22,551	1,126
Fiserv Inc *	13,181	746
Franklin Resources Inc	7,897	245
Global Payments Inc	6,244	472
Globe Life Inc	2,062	316
Goldman Sachs Group Inc/The	7,517	7,709
Hartford Insurance Group	7,191	914
Huntington Bancshares Inc/OH	50,978	834
Interactive Brokers Group Inc, Cl A	11,533	1,003
Intercontinental Exchange Inc	14,205	2,100
Invesco Ltd	10,601	302
Jack Henry & Associates Inc	1,870	255
JPMorgan Chase & Co	67,572	20,225
KeyCorp	23,977	511
KKR & Co Inc	17,202	1,650
Loews Corp	3,985	413
M&T Bank Corp	3,729	806
Marsh & McLennan Cos Inc	12,329	1,972
Mastercard Inc, Cl A	20,371	10,063
MetLife Inc	13,797	1,141
Moody's Corp	3,780	1,713
Morgan Stanley	30,151	6,271
MSCI Inc, Cl A	1,909	1,205
Nasdaq Inc	11,686	1,081
Northern Trust Corp	4,883	808
PayPal Holdings Inc	23,813	1,066
PNC Financial Services Group Inc/The	10,103	2,234
Principal Financial Group Inc	5,216	540
Progressive Corp/The	14,567	2,774
Prudential Financial Inc	8,582	864
Raymond James Financial Inc	4,534	650
Regions Financial Corp	22,975	643
Robinhood Markets Inc, Cl A *	19,402	1,830
S&P Global Inc	7,654	3,245
Synchrony Financial	8,711	622
T Rowe Price Group Inc	5,658	591
Travelers Cos Inc/The	5,324	1,554
Truist Financial Corp	31,482	1,518
US Bancorp	38,625	2,119
Visa Inc, Cl A	42,050	13,723
W R Berkley Corp	7,648	486

366	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Wells Fargo & Co	77,356	$5,998
Willis Towers Watson PLC	2,343	585
		183,097
Health Care — 6.5%
Abbott Laboratories	43,472	3,721
AbbVie Inc	44,265	9,637
Agilent Technologies Inc	6,970	945
Align Technology Inc *	1,709	299
Amgen Inc	13,455	4,532
Baxter International Inc	13,734	258
Becton Dickinson & Co	7,089	1,043
Biogen Inc *	3,782	741
Bio-Techne Corp	3,644	188
Boston Scientific Corp *	37,263	1,800
Bristol-Myers Squibb Co	51,226	2,929
Cardinal Health Inc	5,905	1,162
Cencora Inc	4,855	1,308
Centene Corp *	12,003	715
Charles River Laboratories International Inc *	1,192	215
Cigna Group/The	6,702	1,859
Cooper Cos Inc/The *	5,238	321
CVS Health Corp	31,861	2,899
Danaher Corp	15,705	2,869
DaVita Inc *	837	163
Dexcom Inc *	10,059	742
Edwards Lifesciences Corp *	14,436	1,248
Elevance Health Inc	5,532	2,175
Eli Lilly & Co	19,859	21,944
GE HealthCare Technologies Inc	11,106	692
Gilead Sciences Inc	30,949	4,160
HCA Healthcare Inc	3,986	1,509
Henry Schein Inc *	2,637	202
Humana Inc	3,073	939
IDEXX Laboratories Inc *	1,991	1,122
Incyte Corp *	4,043	391
Insulet Corp *	1,797	260
Intuitive Surgical Inc *	8,874	3,768
IQVIA Holdings Inc *	4,382	798
Johnson & Johnson	60,404	13,611
Labcorp Holdings Inc	2,130	554
McKesson Corp	3,065	2,276
Medtronic PLC	32,258	2,381
Merck & Co Inc	62,147	7,378
Mettler-Toledo International Inc *	533	629
Moderna Inc *	8,887	419
Pfizer Inc	143,358	3,753
Quest Diagnostics Inc	2,853	556
Regeneron Pharmaceuticals Inc	2,499	1,536
ResMed Inc	3,546	676
Revvity Inc	2,931	306
Solventum Corp *	3,783	284
STERIS PLC	2,476	527
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Stryker Corp	8,622	$2,631
Thermo Fisher Scientific Inc	9,400	4,630
UnitedHealth Group Inc	22,673	8,623
Universal Health Services Inc, Cl B	1,421	208
Veeva Systems Inc, Cl A *	3,792	661
Vertex Pharmaceuticals Inc *	6,354	2,844
Viatris Inc	28,909	470
Waters Corp *	2,491	955
West Pharmaceutical Services Inc	1,834	592
Zimmer Biomet Holdings Inc	5,136	423
Zoetis Inc, Cl A	10,579	822
		135,299
Industrials — 6.4%
3M Co	13,339	2,043
A O Smith Corp	2,764	157
Allegion PLC	2,172	283
AMETEK Inc	5,705	1,288
Automatic Data Processing Inc	10,192	2,261
Axon Enterprise Inc *	1,939	870
Boeing Co/The *	19,547	4,518
Broadridge Financial Solutions Inc	3,017	464
Builders FirstSource Inc *	2,841	217
Carrier Global Corp	19,732	1,260
Caterpillar Inc	11,638	10,193
CH Robinson Worldwide Inc	3,039	543
Cintas Corp	8,568	1,467
Comfort Systems USA Inc	888	1,623
Copart Inc *	21,654	710
CSX Corp	46,719	2,114
Cummins Inc	3,429	2,217
Deere & Co	6,352	3,444
Delta Air Lines Inc	16,019	1,321
Dover Corp	3,515	743
Eaton Corp PLC	9,822	3,935
EMCOR Group Inc	1,147	948
Emerson Electric Co	14,139	2,033
Equifax Inc	3,162	524
Expeditors International of Washington Inc	3,461	547
Fastenal Co	28,175	1,245
FedEx Corp	5,420	2,232
Fortive Corp	7,527	439
GE Vernova Inc	6,723	6,510
Generac Holdings Inc *	1,406	391
General Dynamics Corp	6,320	2,192
General Electric Co	26,234	8,494
Honeywell International Inc	16,001	3,806
Howmet Aerospace Inc	10,090	2,606
Hubbell Inc, Cl B	1,357	643
Huntington Ingalls Industries Inc	1,008	311
IDEX Corp	1,935	408
Illinois Tool Works Inc	6,573	1,625
Ingersoll Rand Inc	9,271	664
Jacobs Solutions Inc	3,052	366

SEI Institutional Investments Trust	367

SCHEDULE OF INVESTMENTS

May 31, 2026

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
JB Hunt Transport Services Inc	1,892	$523
Johnson Controls International PLC	15,427	2,068
L3Harris Technologies Inc	4,637	1,461
Leidos Holdings Inc	3,296	421
Lennox International Inc	814	409
Lockheed Martin Corp	5,063	2,686
Masco Corp	5,172	363
Nordson Corp	1,380	397
Norfolk Southern Corp	5,617	1,713
Northrop Grumman Corp	3,383	1,907
Old Dominion Freight Line Inc	4,472	1,007
Otis Worldwide Corp	9,483	672
PACCAR Inc	13,018	1,437
Parker-Hannifin Corp	3,162	2,671
Paychex Inc	7,930	769
Pentair PLC	4,218	299
Quanta Services Inc	3,695	2,630
Republic Services Inc, Cl A	4,996	1,001
Rockwell Automation Inc	2,771	1,250
Rollins Inc	7,381	351
RTX Corp	33,662	6,048
Snap-on Inc	1,321	490
Southwest Airlines Co	12,547	539
Stanley Black & Decker Inc	3,863	307
Textron Inc	4,555	418
Trane Technologies PLC	5,571	2,514
TransDigm Group Inc	1,414	1,779
Uber Technologies Inc *	52,076	3,666
Union Pacific Corp	14,762	3,877
United Airlines Holdings Inc *	8,274	950
United Parcel Service Inc, Cl B	18,357	1,959
United Rentals Inc	1,596	1,589
Veralto Corp	6,291	517
Verisk Analytics Inc, Cl A	3,372	590
Vertiv Holdings Co, Cl A	9,569	3,021
Waste Management Inc	9,334	1,974
Westinghouse Air Brake Technologies Corp	4,372	1,142
WW Grainger Inc	1,086	1,340
Xylem Inc/NY	5,919	648
		135,058
Information Technology — 35.3%
Accenture PLC, Cl A	15,507	2,901
Adobe Inc *	10,173	2,637
Advanced Micro Devices Inc *	40,861	21,088
Akamai Technologies Inc *	3,584	536
Amphenol Corp, Cl A	30,806	4,583
Analog Devices Inc	12,316	5,097
Apple Inc	368,022	114,845
Applied Materials Inc	19,965	8,985
AppLovin Corp, Cl A *	6,755	4,141
Arista Networks Inc *	26,011	4,148
Autodesk Inc *	5,309	1,228
Broadcom Inc	118,853	53,100
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cadence Design Systems Inc *	6,822	$2,558
CDW Corp/DE	3,402	427
Ciena Corp *	3,536	2,052
Cisco Systems Inc	98,789	11,896
Cognizant Technology Solutions Corp, Cl A	11,906	664
Coherent Corp *	4,690	1,695
Corning Inc	19,524	3,537
Crowdstrike Holdings Inc, Cl A *	6,283	4,593
Datadog Inc, Cl A *	8,273	2,046
Dell Technologies Inc, Cl C	7,397	3,113
EPAM Systems Inc *	1,412	145
F5 Inc *	1,457	559
Fair Isaac Corp *	609	762
First Solar Inc *	2,762	847
Fortinet Inc *	15,527	2,142
Gartner Inc *	1,748	284
Gen Digital Inc	14,629	377
GoDaddy Inc, Cl A *	3,230	277
Hewlett Packard Enterprise Co	33,807	1,455
HP Inc	24,195	654
Intel Corp *	117,445	13,469
International Business Machines Corp	23,368	6,959
Intuit Inc	6,965	2,309
Jabil Inc	2,715	990
Keysight Technologies Inc *	4,404	1,490
KLA Corp	3,290	6,322
Lam Research Corp	31,176	9,920
Lumentum Holdings Inc *	1,786	1,527
Microchip Technology Inc	13,791	1,305
Micron Technology Inc	28,207	27,389
Microsoft Corp ^	434,603	195,676
Monolithic Power Systems Inc	1,221	1,912
Motorola Solutions Inc	4,165	1,680
NetApp Inc	5,153	898
NVIDIA Corp	609,144	128,615
NXP Semiconductors NV	6,244	2,006
ON Semiconductor Corp *	9,894	1,193
Oracle Corp	42,498	9,595
Palantir Technologies Inc, Cl A *	57,163	8,948
Palo Alto Networks Inc *	20,252	5,705
PTC Inc *	3,098	430
Qnity Electronics Inc	5,396	842
QUALCOMM Inc	26,785	6,724
Roper Technologies Inc	2,639	859
Salesforce Inc	23,438	4,479
SanDisk Corp *	3,692	6,258
Seagate Technology Holdings PLC	5,455	4,799
ServiceNow Inc *	26,215	3,260
Skyworks Solutions Inc	3,866	301
Super Micro Computer Inc *	12,913	595
Synopsys Inc *	4,795	2,281
TE Connectivity PLC	7,398	1,579
Teledyne Technologies Inc *	1,202	745

368	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Teradyne Inc	3,854	$1,443
Texas Instruments Inc	22,870	6,991
Trimble Inc *	6,078	343
Tyler Technologies Inc *	1,105	346
VeriSign Inc	2,182	623
Western Digital Corp	8,408	4,466
Workday Inc, Cl A *	5,529	808
Zebra Technologies Corp, Cl A *	1,288	314
		739,766
Materials — 1.4%
Air Products and Chemicals Inc	5,495	1,531
Albemarle Corp	2,916	514
Amcor PLC	11,904	462
Avery Dennison Corp	2,005	319
Ball Corp	6,716	367
CF Industries Holdings Inc	3,909	439
Corteva Inc	16,664	1,304
CRH PLC	16,920	1,841
Dow Inc	17,977	607
DuPont de Nemours Inc	10,792	523
Ecolab Inc	6,373	1,631
Freeport-McMoRan Inc, Cl B	35,717	2,347
International Flavors & Fragrances Inc	6,655	506
International Paper Co	13,592	455
Linde PLC	11,650	5,798
LyondellBasell Industries NV, Cl A	6,610	441
Martin Marietta Materials Inc	1,557	906
Mosaic Co/The	7,822	187
Newmont Corp	27,178	2,984
Nucor Corp	5,868	1,467
Packaging Corp of America	2,278	499
PPG Industries Inc	5,759	651
Sherwin-Williams Co/The	5,788	1,759
Smurfit WestRock PLC	13,092	539
Steel Dynamics Inc	3,563	927
Vulcan Materials Co	3,246	918
		29,922
Real Estate — 1.4%
Alexandria Real Estate Equities Inc ‡	3,863	192
American Tower Corp, Cl A ‡	11,717	2,191
AvalonBay Communities Inc ‡	3,663	668
BXP Inc ‡	3,781	227
Camden Property Trust ‡	2,744	292
CBRE Group Inc, Cl A *	7,245	906
CoStar Group Inc *	10,825	349
Crown Castle Inc ‡	10,668	976
Digital Realty Trust Inc ‡	7,941	1,509
Equinix Inc ‡	2,440	2,606
Equity Residential ‡	8,867	580
Essex Property Trust Inc ‡	1,657	452
Extra Space Storage Inc ‡	5,469	789
Federal Realty Investment Trust ‡	2,011	241
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Healthpeak Properties Inc ‡	17,856	$342
Host Hotels & Resorts Inc ‡	16,791	386
Invitation Homes Inc ‡	14,508	424
Iron Mountain Inc ‡	7,610	976
Kimco Realty Corp ‡	17,412	419
Mid-America Apartment Communities Inc ‡	2,930	378
Prologis Inc ‡	23,397	3,357
Public Storage ‡	3,855	1,171
Realty Income Corp ‡	23,055	1,413
Regency Centers Corp ‡	4,197	325
SBA Communications Corp, Cl A ‡	2,764	561
Simon Property Group Inc ‡	8,143	1,669
UDR Inc ‡	7,651	282
Ventas Inc ‡	11,623	981
VICI Properties Inc, Cl A ‡	27,509	776
Welltower Inc ‡	17,487	3,591
Weyerhaeuser Co ‡	18,783	460
		29,489
Utilities — 1.6%
AES Corp/The	17,607	258
Alliant Energy Corp	6,549	469
Ameren Corp	6,967	752
American Electric Power Co Inc	13,555	1,717
American Water Works Co Inc	4,891	603
Atmos Energy Corp	4,136	700
CenterPoint Energy Inc	16,536	699
CMS Energy Corp	7,638	554
Consolidated Edison Inc	9,223	974
Constellation Energy Corp	7,860	2,262
Dominion Energy Inc	21,847	1,463
DTE Energy Co	5,349	764
Duke Energy Corp	19,441	2,386
Edison International	9,822	687
Entergy Corp	11,336	1,236
Evergy Inc	6,025	494
Eversource Energy	9,485	648
Exelon Corp	25,636	1,170
FirstEnergy Corp	13,246	615
NextEra Energy Inc	51,966	4,522
NiSource Inc	12,121	560
NRG Energy Inc	5,312	712
PG&E Corp	56,649	926
Pinnacle West Capital Corp	2,970	296
PPL Corp	18,991	672
Public Service Enterprise Group Inc	12,208	960
Sempra	16,221	1,446
Southern Co/The	27,462	2,528
Vistra Corp	7,902	1,266
WEC Energy Group Inc	8,440	937

SEI Institutional Investments Trust	369

SCHEDULE OF INVESTMENTS

May 31, 2026

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	14,570	$1,158
		34,434

Total Common Stock
(Cost $504,939) ($ Thousands)		1,739,751

	Number of Rights
RIGHTS — 0.0%
Holx CVR *‡‡(A)	5,629	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Institutional Class
3.490%**†	31,372,587	31,373
Total Cash Equivalent
(Cost $31,373) ($ Thousands)		31,373
Description	Market Value ($ Thousands)
PURCHASED OPTION — 0.0%
Total Purchased Option
(Cost $1,610) ($ Thousands)	$251

PURCHASED SWAPTIONS — 0.4%
Total Purchased Swaptions
(Cost $16,072) ($ Thousands)	7,556

Total Investments in Securities — 84.8%
(Cost $553,994) ($ Thousands)	$1,778,931

WRITTEN SWAPTIONS — (0.4)%
Total Written Swaptions
(Premiums Received $7,707) ($ Thousands)	$(8,429)

A list of open exchange traded options contracts for the Fund at May 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION — 0.0%
Call Options
USD CALL/CNH PUT	16,100,000	$114,954	$7.14	2/23/2027	$251

Total Purchased Option		$114,954			$251

A list of open over the counter swaptions contracts for the Fund at May 31, 2026, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.4%
Call Swaptions
10y-30y SOFR Slope Cap	Goldman Sachs	$1,575,843,810	$0.37	08/28/2026	$94
2-Year Interest Rate Swap	Goldman Sachs	1,814,400,000	3.00	12/15/2027	2,861
2-Year Interest Rate Swap	Goldman Sachs	1,900,000,000	3.53	04/12/2027	3,432
5y-30y SOFR Slope Cap	Goldman Sachs	1,615,000,000	0.75	05/28/2027	1,169
Total Purchased Swaptions		$6,905,243,810			$7,556

WRITTEN SWAPTIONS — (0.4)%
Put Swaptions
2-Year Interest Rate Swap	Goldman Sachs	$(1,900,000,000)	4.03	04/12/2027	$(5,544)
Call Swaptions
2-Year Interest Rate Swap	Goldman Sachs	$(2,721,600,000)	2.00	12/15/2027	$(1,262)
2-Year Interest Rate Swap	Goldman Sachs	(1,900,000,000)	3.03	04/12/2027	(1,544)
5y-30y SOFR Slope Cap	Goldman Sachs	(1,615,000,000)	1.50	05/28/2027	(79)
		(6,236,600,000)			(2,885)
Total Written Swaptions		$(8,136,600,000)			$(8,429)

370	SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at May 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
MSCI Emerging Markets Index	726	Jun-2026	$54,421	$63,470	$9,049
S&P 500 Index E-Mini	1,296	Jun-2026	436,463	492,205	55,742
			$490,884	$555,675	$64,791

A list of OTC swap agreements held by the Fund at May 31, 2026, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	Berytr^	SOFR + 13 BPS	ASSET RETURN	Annually	07/31/2026	USD	128,200	$(3,461)	$–	$(3,461)
JPMorgan Chase	Berytr^	SOFR + 13 BPS	ASSET RETURN	Annually	07/31/2026	USD	20,100	(308)	–	(308)
JPMorgan Chase	JMFX121E Index	FLOATING 0%	ASSET RETURN	Monthly	11/17/2026	USD	181,942	(415)	–	(415)
JPMorgan Chase	JMFX121E Index	FLOATING 0%	ASSET RETURN	Monthly	11/17/2026	USD	260,197	(594)	–	(594)
JPMorgan Chase	JMFX121E Index	FLOATING 0%	ASSET RETURN	Monthly	11/17/2026	USD	103,716	(237)	–	(237)
JPMorgan Chase	Microsoft	ASSET RETURN	SOFR + 41.5BPS	Monthly	06/18/2026	USD	78,925	(5,033)	–	(5,033)
JPMorgan Chase	Microsoft^	ASSET RETURN	SOFR + 41.5BPS	Monthly	06/18/2026	USD	26,308	(1,678)	–	(1,678)
								$(11,726)	$–	$(11,726)

A list of the open centrally cleared swap agreements held by the Fund at May 31, 2026, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.477%^	USA-CPI-U	Annually	06/06/2035	USD	1,158,857	$40,908	$–	$40,908
USA-CPI-U^	2.506%	Annually	06/06/2030	USD	1,158,857	(43,535)	–	(43,535)
EUR-EURIBOR	2.425%	Quarterly	03/27/2027	EUR	1,078,480	(1,095)	(2,285)	1,190
SOFR INDEX	3.41%	Annually	12/11/2028	USD	1,023,842	(9,283)	–	(9,283)
3.432%	SOFR INDEX	Annually	12/11/2056	USD	107,637	14,988	–	14,988
4.161%	SOFR INDEX	Annually	11/02/2056	USD	214,675	3,966	–	3,966
SOFR INDEX	4.35%	Annually	11/02/2031	USD	837,500	16,904	–	16,904
						$22,853	$(2,285)	$25,138

Percentages are based on Net Assets of $2,097,243 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2026.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
^	Security, or a portion thereof, is held by the DAA Commodity Strategy Subsidiary, Ltd. as of May 31, 2026.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	1,739,751	–	–		1,739,751
Rights	–	–	–	#	–	#
Cash Equivalent	31,373	–	–		31,373
Purchased Option	251	–	–		251
Purchased Swaptions	–	7,556	–		7,556
Total Investments in Securities	1,771,375	7,556	–	#	1,778,931

SEI Institutional Investments Trust	371

SCHEDULE OF INVESTMENTS

May 31, 2026

Dynamic Asset Allocation Fund (Concluded)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Swaptions	–	(8,429)	–	(8,429)
Futures Contracts*
Unrealized Appreciation	64,791	–	–	64,791
OTC Swaps
Total Return Swaps*
Unrealized Depreciation	–	(11,726)	–	(11,726)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	77,956	–	77,956
Unrealized Depreciation	–	(52,818)	–	(52,818)
Total Other Financial Instruments	64,791	4,983	–	69,774
Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)

#	Includes security valued at zero.
*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1)	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$19,607	$188,264	$(176,498)	$—	$—	$31,373	$963	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

372	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2026

Multi-Asset Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 55.4%
U.S. Treasury Bills
3.656%, 09/17/2026 ^(A)	$1,200	$1,187
3.645%, 09/15/2026 ^(A)	900	890
3.644%, 07/28/2026 ^(A)	385	383
3.639%, 07/02/2026 ^(A)(C)	3,820	3,808
3.635%, 07/23/2026 ^(A)(C)	1,610	1,601
3.633%, 06/09/2026 ^(A)	805	804
3.633%, 06/30/2026 ^(A)(C)	5,790	5,773
3.630%, 06/11/2026 ^(A)	1,140	1,139
3.630%, 06/25/2026 ^(A)	1,215	1,212
3.624%, 06/23/2026 ^(A)	2,385	2,380
3.623%, 06/16/2026 ^(A)	1,450	1,448
3.623%, 07/16/2026 ^(A)	290	289
3.621%, 06/02/2026 ^(A)	365	365
3.620%, 07/21/2026 ^(A)	655	652
3.618%, 06/04/2026 ^(A)	530	530
3.610%, 06/18/2026 ^(A)	32,525	32,469
3.601%, 09/03/2026 ^(A)	900	892
3.600%, 07/14/2026 ^(A)	6,720	6,691
3.597%, 07/07/2026 ^(A)	22,320	22,239
U.S. Treasury Inflation Indexed Bonds
1.625%, 10/15/2029	9,345	9,421
U.S. Treasury Inflation-Protected Securities
2.375%, 10/15/2028	3,344	3,432
1.625%, 10/15/2027	7,002	7,060
1.625%, 04/15/2030	38,065	38,185
1.250%, 04/15/2028	4,663	4,650
1.125%, 10/15/2030	26,902	26,522
0.750%, 07/15/2028	22,606	22,395
0.375%, 07/15/2027	30,976	30,788
0.250%, 07/15/2029 (B)	122,692	118,627
0.125%, 01/15/2030	9,735	9,274
0.125%, 07/15/2030	51,124	48,463
0.125%, 01/15/2031	23,633	22,145
U.S. Treasury Notes
4.500%, 04/15/2027 ^	600	603
4.375%, 08/15/2026 ^	1,200	1,201
4.375%, 07/15/2027 ^	800	804
4.250%, 12/31/2026 ^	1,500	1,504
4.250%, 01/15/2028 ^	2,500	2,510
4.250%, 02/15/2028 ^	2,200	2,209
3.875%, 05/31/2027 ^	800	800
3.869%, USBMMY3M + 0.205%, 10/31/2026 ^(C)(D)	8,600	8,606
3.854%, USBMMY3M + 0.190%, 10/31/2027 ^(C)(D)	8,000	8,014
3.846%, USBMMY3M + 0.182%, 07/31/2026 ^(D)	2,300	2,300
3.824%, USBMMY3M + 0.160%, 04/30/2027 ^(D)	6,300	6,306
3.823%, USBMMY3M + 0.159%, 07/31/2027 ^(D)	10,000	10,010
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.767%, USBMMY3M + 0.103%, 04/30/2028 ^(D)	$3,000	$3,001
3.763%, USBMMY3M + 0.099%, 01/31/2028 ^(D)	7,500	7,501
3.762%, USBMMY3M + 0.098%, 01/31/2027 ^(C)(D)	4,000	4,001
3.750%, 08/31/2026 ^	400	400
3.750%, 05/15/2028 ^	700	697
3.500%, 10/31/2027 ^	1,500	1,490
3.500%, 01/15/2029 ^	1,600	1,578
3.375%, 09/15/2027 ^	400	397

Total U.S. Treasury Obligations
(Cost $489,080) ($ Thousands)		489,646

	Shares
COMMON STOCK — 29.3%

Communication Services — 1.5%
Alphabet Inc, Cl A	5,475	2,082
Alphabet Inc, Cl C	4,465	1,681
AST SpaceMobile Inc, Cl A *	2,530	287
AT&T Inc (E)	86,734	2,151
Comcast Corp, Cl A	46,572	1,158
Globalstar Inc *	844	71
Iridium Communications Inc	1,075	56
Liberty Capital, Cl C *	1,478	33
Liberty Global Ltd, Cl A *	3,609	45
Liberty Global Ltd, Cl C *	1,845	22
Liberty Latin America Ltd, Cl C *	5,392	44
Lumen Technologies Inc *	13,033	143
Meta Platforms Inc, Cl A	2,506	1,585
Millicom International Cellular SA	1,084	93
Reddit Inc, Cl A *	62	11
Telephone and Data Systems Inc	1,140	45
T-Mobile US Inc	6,354	1,192
Uniti Group Inc *	2,997	34
Verizon Communications Inc	52,227	2,497
		13,230
Consumer Staples — 7.3%
Albertsons Cos Inc, Cl A	6,395	100
Altria Group Inc (E)	32,520	2,263
Andersons Inc/The	716	51
Archer-Daniels-Midland Co	10,073	804
BellRing Brands Inc *	2,525	21
BJ's Wholesale Club Holdings Inc *	2,411	206
Boston Beer Co Inc/The, Cl A *	114	20
Brown-Forman Corp, Cl A	1,163	31
Brown-Forman Corp, Cl B	3,421	88
Bunge Global SA	2,536	313
Cal-Maine Foods Inc	723	54
Campbell's	3,501	74
Casey's General Stores Inc	733	562

SEI Institutional Investments Trust	373

SCHEDULE OF INVESTMENTS

May 31, 2026

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Celsius Holdings Inc *	3,521	$117
Central Garden & Pet Co, Cl A *	981	33
Chefs' Warehouse Inc/The *	529	41
Church & Dwight Co Inc	4,786	458
Clorox Co/The	2,226	200
Coca-Cola Co/The (E)	81,273	6,421
Coca-Cola Consolidated Inc	1,173	203
Colgate-Palmolive Co	16,461	1,484
Conagra Brands Inc	9,742	129
Constellation Brands Inc, Cl A	2,823	392
Costco Wholesale Corp (E)	9,137	8,738
Coty Inc, Cl A *	3,317	7
Darling Ingredients Inc *	2,939	174
Dole PLC	1,997	28
Dollar General Corp	4,282	474
Dollar Tree Inc *	3,731	434
Edgewell Personal Care Co	1,702	30
elf Beauty Inc *	1,432	80
Energizer Holdings Inc	1,064	19
Estee Lauder Cos Inc/The, Cl A	4,673	416
Flowers Foods Inc	3,606	28
Fresh Del Monte Produce Inc	380	12
Freshpet Inc *	855	44
General Mills Inc	10,640	360
Grocery Outlet Holding Corp *	2,231	19
Herbalife Ltd *	2,495	30
Hershey Co/The	2,893	561
Hormel Foods Corp	5,459	127
Ingles Markets Inc, Cl A	394	35
Ingredion Inc	1,264	128
Interparfums Inc	259	24
J & J Snack Foods Corp	343	26
J M Smucker Co/The	2,047	211
Kenvue Inc	40,004	691
Keurig Dr Pepper Inc	26,576	798
Kimberly-Clark Corp	6,749	659
Kraft Heinz Co/The	17,459	419
Kroger Co/The	12,230	760
Lamb Weston Holdings Inc	2,440	105
Maplebear Inc *	3,650	145
Marzetti Company/The	385	43
McCormick & Co Inc/MD	5,360	254
MGP Ingredients Inc	315	6
Mission Produce Inc *	3,359	37
Molson Coors Beverage Co, Cl B	3,183	126
Mondelez International Inc, Cl A	27,064	1,656
Monster Beverage Corp *	14,378	1,266
Nu Skin Enterprises Inc, Cl A	1,445	8
Oil-Dri Corp of America	607	47
PepsiCo Inc (E)	27,869	4,018
Performance Food Group Co *	3,153	310
Philip Morris International Inc (E)	32,129	5,699
Pilgrim's Pride Corp	633	18
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Post Holdings Inc *	1,018	$94
PriceSmart Inc	546	93
Primo Brands Corp, Cl A	4,727	117
Procter & Gamble Co/The (E)	48,804	7,006
Reynolds Consumer Products Inc	1,631	35
Seaboard Corp	8	41
Seneca Foods Corp, Cl A *	274	39
Simply Good Foods Co/The *	1,364	16
Smithfield Foods Inc	1,472	38
Spectrum Brands Holdings Inc	552	43
Sprouts Farmers Market Inc *	1,969	163
Sysco Corp	10,100	766
Target Corp	9,324	1,185
Tootsie Roll Industries Inc	907	34
Turning Point Brands Inc	398	34
Tyson Foods Inc, Cl A (E)	5,336	326
United Natural Foods Inc *	1,389	71
Universal Corp/VA	575	30
US Foods Holding Corp *	4,423	362
Utz Brands Inc	9,193	67
Vita Coco Co Inc/The *	1,150	86
Walmart Inc (E)	88,335	10,225
WD-40 Co	260	52
Weis Markets Inc	493	36
		64,094
Energy — 8.4%
Antero Midstream Corp	10,108	212
Antero Resources Corp *	8,389	300
APA Corp	10,217	372
Archrock Inc	4,617	155
Ardmore Shipping Corp	1,704	27
Atlas Energy Solutions Inc, Cl A	1,642	27
Baker Hughes Co, Cl A	30,386	1,941
BKV Corp *	1,280	34
Borr Drilling Ltd *	8,015	40
Bristow Group Inc	1,203	50
Cactus Inc, Cl A	1,689	98
California Resources Corp	2,119	126
Calumet Inc *	2,013	71
Centrus Energy Corp, Cl A *	402	73
Cheniere Energy Inc	6,658	1,497
Chevron Corp (E)	58,063	10,594
Chord Energy Corp	1,703	225
Clean Energy Fuels Corp *	7,126	15
CNX Resources Corp *	4,268	144
Comstock Resources Inc *	2,176	29
ConocoPhillips (E)	39,482	4,500
Core Laboratories Inc	1,242	17
Core Natural Resources Inc	1,561	138
Crescent Energy Co, Cl A	6,805	79
CVR Energy Inc	875	29
Delek US Holdings Inc	1,468	65
Devon Energy Corp	35,022	1,558

374	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DHT Holdings Inc	2,893	$47
Diamondback Energy Inc	6,105	1,169
Diversified Energy Co	2,952	43
Dorian LPG Ltd	858	35
DT Midstream Inc	2,945	412
Encore Energy Corp *	8,840	14
Energy Fuels Inc/Canada *	6,892	126
EOG Resources Inc	16,718	2,230
EQT Corp	18,693	1,027
Excelerate Energy Inc, Cl A	385	13
Expand Energy	7,036	654
Expro Group Holdings NV *	1,396	21
Exxon Mobil Corp (E)	131,936	19,165
FLEX LNG Ltd	871	26
Forum Energy Technologies Inc *	452	23
Golar LNG Ltd	2,908	145
Green Plains Inc *	2,152	34
Gulfport Energy Corp *	467	79
Halliburton Co	27,068	1,052
Helix Energy Solutions Group Inc *	2,339	22
Helmerich & Payne Inc	2,656	101
HF Sinclair Corp	4,775	334
Innovex International Inc *	1,494	40
International Seaways Inc	1,220	94
Kinder Morgan Inc	58,257	1,811
Kinetik Holdings Inc, Cl A	1,772	81
Kodiak Gas Services Inc	2,655	177
Kosmos Energy Ltd *	14,422	40
Liberty Energy Inc, Cl A	4,177	122
Magnolia Oil & Gas Corp, Cl A	5,552	152
Marathon Petroleum Corp (E)	9,076	2,258
Matador Resources Co	3,529	189
Murphy Oil Corp	3,952	143
Nabors Industries Ltd *	440	41
National Energy Services Reunited Corp *	1,612	39
Navigator Holdings Ltd	1,863	40
NextDecade Corp *	4,583	36
Noble Corp PLC	3,848	179
Nordic American Tankers Ltd	8,650	45
Northern Oil & Gas Inc	2,663	58
NOV Inc	11,632	232
Occidental Petroleum Corp	22,657	1,283
Oceaneering International Inc *	3,131	120
Oil States International Inc *	1,555	13
ONEOK Inc	19,059	1,600
Ovintiv Inc	8,679	486
Par Pacific Holdings Inc *	1,355	76
Patterson-UTI Energy Inc	9,054	102
PBF Energy Inc, Cl A	2,075	84
Peabody Energy Corp	4,182	113
Permian Resources Corp, Cl A	19,988	384
Phillips 66	12,129	2,133
ProPetro Holding Corp *	2,710	41
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Range Resources Corp	7,173	$279
REX American Resources Corp *	880	41
Riley Exploration Permian Inc	1,944	65
RPC Inc	4,932	33
Sable Offshore Corp *	2,674	39
SandRidge Energy Inc	10	—
Scorpio Tankers Inc	1,335	99
Seadrill Ltd *	2,025	96
Select Water Solutions Inc, Cl A	3,203	57
SFL Corp Ltd, Cl B	4,416	49
SLB	46,121	2,516
SM Energy Co	7,301	224
Solaris Energy Infrastructure Inc, Cl A	1,258	87
Talos Energy Inc *	3,994	59
Targa Resources Corp	6,427	1,639
TechnipFMC PLC	13,083	895
Teekay Corp Ltd	3,014	35
Teekay Tankers Ltd, Cl A	550	39
TETRA Technologies Inc *	5,651	58
Texas Pacific Land Corp	1,869	735
Tidewater Inc *	1,558	115
Transocean Ltd *	29,358	182
Uranium Energy Corp *	12,438	171
VAALCO Energy Inc	5,541	29
Valaris Ltd *	1,945	180
Valero Energy Corp (E)	9,465	2,317
Viper Energy Inc, Cl A	5,251	239
Vitesse Energy Inc	1,178	20
Weatherford International PLC	2,149	223
Williams Cos Inc/The	36,214	2,585
World Kinect Corp	1,633	47
		74,553
Health Care — 6.1%
10X Genomics Inc, Cl A *	1,298	37
Abbott Laboratories	14,989	1,283
AbbVie Inc	14,903	3,245
Acadia Healthcare Co Inc *	1,776	41
ACADIA Pharmaceuticals Inc *	395	9
Adaptive Biotechnologies Corp *	3,073	47
Addus HomeCare Corp *	242	22
ADMA Biologics Inc *	2,255	18
Agilent Technologies Inc	2,697	366
Align Technology Inc *	492	86
Alignment Healthcare Inc *	2,040	31
Alkermes PLC *	1,129	48
Alnylam Pharmaceuticals Inc *	1,032	312
Amgen Inc (E)	4,589	1,546
AMN Healthcare Services Inc *	384	11
Amneal Pharmaceuticals Inc *	4,083	54
Amphastar Pharmaceuticals Inc *	518	10
ANI Pharmaceuticals Inc *	572	45
Apogee Therapeutics Inc *	370	30
Arcus Biosciences Inc *	2,111	54

SEI Institutional Investments Trust	375

SCHEDULE OF INVESTMENTS

May 31, 2026

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Arcutis Biotherapeutics Inc *	1,321	$28
Arrowhead Pharmaceuticals Inc *	1,007	78
Artivion Inc *	1,830	41
Aurinia Pharmaceuticals Inc *	2,489	38
Avantor Inc *	4,642	42
Axsome Therapeutics Inc *	335	79
Azenta Inc *	455	10
Baxter International Inc (E)	4,385	82
Beam Therapeutics Inc *	1,004	33
Becton Dickinson & Co	2,407	354
BioCryst Pharmaceuticals Inc *	4,181	37
Biogen Inc *	1,283	251
BioMarin Pharmaceutical Inc *	2,077	119
Bio-Rad Laboratories Inc, Cl A *	109	34
Bio-Techne Corp	1,241	64
Boston Scientific Corp *	13,602	657
Bridgebio Pharma Inc *	1,310	87
BrightSpring Health Services Inc *	1,042	64
Bristol-Myers Squibb Co	16,617	950
Brookdale Senior Living Inc, Cl A *	1,260	16
Bruker Corp	555	33
Cardinal Health Inc	2,190	431
Catalyst Pharmaceuticals Inc *	1,307	41
Celcuity Inc *	281	37
Celldex Therapeutics Inc *	792	25
Cencora Inc	1,601	431
Centene Corp *	4,712	281
Certara Inc *	1,670	10
CG oncology Inc *	756	47
Charles River Laboratories International Inc *	447	81
Chemed Corp	109	46
Cigna Group/The	2,328	646
Cogent Biosciences Inc *	1,283	45
Concentra Group Holdings Parent Inc	902	22
CONMED Corp	440	16
Cooper Cos Inc/The *	1,306	80
Corcept Therapeutics Inc *	1,067	74
CorVel Corp *	300	19
Crinetics Pharmaceuticals Inc *	769	27
CRISPR Therapeutics AG *	1,524	86
CVS Health Corp	10,925	994
Cytokinetics Inc *	808	62
Danaher Corp	5,471	999
DaVita Inc *	377	73
Denali Therapeutics Inc *	1,280	27
DENTSPLY SIRONA Inc	1,927	20
Dexcom Inc *	3,159	233
Dianthus Therapeutics Inc *	359	33
Doximity Inc, Cl A *	1,114	24
Dyne Therapeutics Inc *	1,788	35
Edwards Lifesciences Corp *	4,445	384
Elanco Animal Health Inc *	3,691	88
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Elevance Health Inc	1,969	$774
Eli Lilly & Co	6,384	7,054
Encompass Health Corp	724	77
Enovis Corp *	714	16
Ensign Group Inc/The	483	81
Envista Holdings Corp *	1,835	43
Erasca Inc *	3,525	45
Exelixis Inc *	2,027	102
Fortrea Holdings Inc *	800	12
GE HealthCare Technologies Inc	4,040	252
Geron Corp *	6,774	8
Gilead Sciences Inc (E)	10,662	1,433
Glaukos Corp *	414	43
Globus Medical Inc, Cl A *	913	75
GRAIL Inc *	355	25
Guardant Health Inc *	825	107
Haemonetics Corp *	146	10
Halozyme Therapeutics Inc *	1,002	67
HCA Healthcare Inc	1,329	503
HealthEquity Inc *	537	47
Henry Schein Inc *	794	61
Hims & Hers Health Inc *	1,212	32
Humana Inc	1,006	307
ICU Medical Inc *	216	29
Ideaya Biosciences Inc *	1,035	31
IDEXX Laboratories Inc *	657	370
Illumina Inc *	1,155	188
ImmunityBio Inc *	4,614	35
Immunome Inc *	2,378	52
Immunovant Inc *	2,302	77
Incyte Corp *	1,554	150
Indivior Pharmaceuticals Inc *	1,336	48
Innoviva Inc *	1,666	36
Insmed Inc *	1,616	173
Insulet Corp *	537	78
Integer Holdings Corp *	526	47
Integra LifeSciences Holdings Corp *	764	12
Intuitive Surgical Inc *	3,090	1,312
Ionis Pharmaceuticals Inc *	1,108	85
IQVIA Holdings Inc *	1,610	293
iRhythm Holdings Inc *	208	24
Jazz Pharmaceuticals PLC *	435	103
Johnson & Johnson	20,417	4,601
Krystal Biotech Inc *	207	64
Kymera Therapeutics Inc *	544	44
Labcorp Holdings Inc	636	165
Lantheus Holdings Inc *	349	35
LeMaitre Vascular Inc	263	25
Ligand Pharmaceuticals Inc *	221	51
Liquidia Corp *	526	33
LivaNova PLC *	534	39
Madrigal Pharmaceuticals Inc *	114	57
Masimo Corp *	465	83

376	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
McKesson Corp	1,068	$793
Medline, Cl A *	2,504	92
Medpace Holdings Inc *	261	117
Medtronic PLC	10,922	806
Merck & Co Inc	22,066	2,620
Merit Medical Systems Inc *	333	21
Mettler-Toledo International Inc *	185	218
Mirum Pharmaceuticals Inc *	500	51
Moderna Inc *	3,098	146
Molina Healthcare Inc *	436	76
Natera Inc *	1,073	240
National HealthCare Corp	335	62
Neurocrine Biosciences Inc *	778	123
Nuvalent Inc, Cl A *	378	42
Omnicell Inc *	1,161	51
Option Care Health Inc *	2,742	57
Organon & Co	2,315	31
Oruka Therapeutics Inc *	668	39
Pediatrix Medical Group Inc *	1,809	39
Penumbra Inc *	294	94
Perrigo Co PLC	1,200	13
Pfizer Inc	48,584	1,272
Praxis Precision Medicines Inc *	213	75
Prestige Consumer Healthcare Inc *	385	18
Privia Health Group Inc *	1,305	28
Protagonist Therapeutics Inc *	321	32
PTC Therapeutics Inc *	524	39
QIAGEN NV	1,491	55
Quest Diagnostics Inc	847	165
QuidelOrtho Corp *	663	9
RadNet Inc *	508	28
Regeneron Pharmaceuticals Inc	919	565
Repligen Corp *	352	44
ResMed Inc	1,286	245
Revolution Medicines Inc *	1,717	270
Revvity Inc	857	90
Rhythm Pharmaceuticals Inc *	535	47
Roivant Sciences Ltd *	4,746	142
Royalty Pharma PLC, Cl A	3,131	175
Sarepta Therapeutics Inc *	2,031	36
Scholar Rock Holding Corp *	705	35
Select Medical Holdings Corp	1,118	18
Solventum Corp *	1,507	113
Sotera Health Co *	1,761	28
Spyre Therapeutics Inc *	765	56
STERIS PLC	797	170
Stryker Corp	3,038	927
Summit Therapeutics Inc *	2,133	37
Supernus Pharmaceuticals Inc *	701	32
Surgery Partners Inc *	1,007	13
Tandem Diabetes Care Inc *	721	12
Tango Therapeutics Inc *	1,771	39
Tarsus Pharmaceuticals Inc *	187	11
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Teladoc Health Inc *	1,526	$12
Teleflex Inc	341	44
Tempus AI Inc, Cl A *	571	29
Tenet Healthcare Corp *	687	120
TG Therapeutics Inc *	925	35
Thermo Fisher Scientific Inc	3,259	1,605
TransMedics Group Inc *	226	15
Travere Therapeutics Inc *	1,184	56
Twist Bioscience Corp *	246	16
UFP Technologies Inc *	94	21
Ultragenyx Pharmaceutical Inc *	748	18
United Therapeutics Corp *	372	207
UnitedHealth Group Inc (E)	8,013	3,047
Universal Health Services Inc, Cl B	381	56
Vaxcyte Inc *	1,701	87
Veeva Systems Inc, Cl A *	1,241	216
Vera Therapeutics Inc, Cl A *	912	32
Veracyte Inc *	280	13
Vericel Corp *	606	20
Vertex Pharmaceuticals Inc *	2,214	991
Viatris Inc	9,111	148
Viking Therapeutics Inc *	1,388	45
Viridian Therapeutics Inc *	1,311	23
Waters Corp *	823	316
Waystar Holding Corp *	1,094	22
West Pharmaceutical Services Inc	556	180
Xenon Pharmaceuticals Inc *	2,166	119
Zimmer Biomet Holdings Inc	1,452	120
Zoetis Inc, Cl A	3,552	276
		53,769
Information Technology — 1.7%
Accenture PLC, Cl A	1,258	235
Adobe Inc *	962	249
Akamai Technologies Inc *	269	40
AppLovin Corp, Cl A *	507	311
Atlassian Corp, Cl A *	338	36
Autodesk Inc *	511	118
Bentley Systems Inc, Cl B	370	12
Cadence Design Systems Inc *	554	208
Circle Internet Group Inc, Cl A *	167	19
Cloudflare Inc, Cl A *	672	163
Cognizant Technology Solutions Corp, Cl A	1,477	82
Crowdstrike Holdings Inc, Cl A *	532	389
Datadog Inc, Cl A *	729	180
DocuSign Inc, Cl A *	439	23
Dynatrace Inc *	649	28
EPAM Systems Inc *	37	4
Fair Isaac Corp *	50	63
Fortinet Inc *	1,493	206
Gartner Inc *	151	25
Gen Digital Inc	3,784	98
GoDaddy Inc, Cl A *	314	27
Guidewire Software Inc *	199	30

SEI Institutional Investments Trust	377

SCHEDULE OF INVESTMENTS

May 31, 2026

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HubSpot Inc *	78	$17
InterDigital Inc	90	23
International Business Machines Corp	1,936	577
Intuit Inc	706	234
Manhattan Associates Inc *	199	30
Microsoft Corp (E)	17,095	7,697
MongoDB Inc, Cl A *	165	55
Nutanix Inc, Cl A *	1,123	58
Okta Inc, Cl A *	355	44
Oracle Corp	3,927	887
Palantir Technologies Inc, Cl A *	4,889	765
Palo Alto Networks Inc *	1,695	477
Procore Technologies Inc *	1,195	59
PTC Inc *	162	22
Roper Technologies Inc	219	71
Rubrik Inc, Cl A *	923	73
Salesforce Inc	2,031	388
Samsara Inc, Cl A *	926	32
ServiceNow Inc *	2,472	307
Snowflake Inc, Cl A *	979	250
Strategy Inc, Cl A *	686	109
Synopsys Inc *	418	199
Trimble Inc *	761	43
Twilio Inc, Cl A *	281	54
Tyler Technologies Inc *	127	40
Unity Software Inc *	1,809	55
VeriSign Inc	241	69
Workday Inc, Cl A *	375	55
Zoom Communications Inc, Cl A *	690	70
Zscaler Inc *	256	36
		15,342
Real Estate — 2.9%
Acadia Realty Trust ‡	1,420	31
Agree Realty Corp ‡	1,571	117
AH Realty Trust Inc ‡	1,769	12
Alexandria Real Estate Equities Inc ‡	3,742	186
American Assets Trust Inc ‡	1,452	34
American Healthcare REIT Inc ‡	2,892	141
American Homes 4 Rent, Cl A ‡	5,369	172
American Tower Corp, Cl A ‡	7,757	1,450
Americold Realty Trust Inc ‡	6,076	95
Apple Hospitality REIT Inc ‡	2,807	41
AvalonBay Communities Inc ‡	2,317	423
Brixmor Property Group Inc ‡	4,628	141
Broadstone Net Lease Inc, Cl A ‡	3,974	80
BXP Inc ‡	2,770	166
Camden Property Trust ‡	1,648	176
CareTrust REIT Inc ‡	3,655	149
CBRE Group Inc, Cl A *	5,204	651
Centerspace ‡	430	29
Compass Inc, Cl A *	9,915	82
COPT Defense Properties ‡	1,824	58
CoStar Group Inc *	7,688	248
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cousins Properties Inc ‡	2,767	$74
Crown Castle Inc ‡	7,122	652
CubeSmart ‡	3,752	150
Curbline Properties Corp ‡	1,744	51
Cushman & Wakefield Ltd *	4,153	52
DiamondRock Hospitality Co ‡	4,058	45
Digital Realty Trust Inc ‡	5,695	1,082
Diversified Healthcare Trust ‡	1,801	15
Douglas Emmett Inc ‡	2,945	34
EastGroup Properties Inc ‡	882	178
Empire State Realty Trust Inc, Cl A ‡	2,829	16
EPR Properties ‡	996	57
Equinix Inc ‡	1,666	1,779
Equity LifeStyle Properties Inc ‡	2,670	165
Equity Residential ‡	6,323	414
Essential Properties Realty Trust Inc ‡	3,568	109
Essex Property Trust Inc ‡	1,050	286
Extra Space Storage Inc ‡	3,607	521
Federal Realty Investment Trust ‡	1,308	156
First Industrial Realty Trust Inc ‡	2,018	125
Four Corners Property Trust Inc ‡	1,127	28
Gaming and Leisure Properties Inc ‡	3,890	183
Getty Realty Corp ‡	2,342	76
Global Net Lease Inc ‡	3,525	33
Healthcare Realty Trust Inc, Cl A ‡	5,303	106
Healthpeak Properties Inc ‡	11,960	229
Highwoods Properties Inc ‡	1,126	29
Host Hotels & Resorts Inc ‡	12,661	291
Howard Hughes Holdings Inc *	469	30
Independence Realty Trust Inc ‡	7,739	126
Innovative Industrial Properties Inc, Cl A ‡	422	24
InvenTrust Properties Corp ‡	1,459	48
Invitation Homes Inc ‡	9,953	291
Iron Mountain Inc ‡	4,478	574
Jones Lang LaSalle Inc *	843	238
Kennedy-Wilson Holdings Inc	2,469	27
Kilroy Realty Corp ‡	2,179	75
Kimco Realty Corp ‡	10,233	246
Kite Realty Group Trust ‡	3,172	87
Lamar Advertising Co, Cl A ‡	1,391	212
Lineage Inc ‡	927	41
LTC Properties Inc ‡	630	24
LXP Industrial Trust ‡	599	31
Macerich Co/The ‡	4,515	102
Medical Properties Trust Inc ‡	8,355	43
Mid-America Apartment Communities Inc ‡	1,769	228
Millrose Properties Inc ‡	2,187	62
National Health Investors Inc ‡	791	58
National Storage Affiliates Trust ‡	1,000	43
NETSTREIT Corp ‡	1,684	34
Newmark Group Inc, Cl A	2,773	39
NNN REIT Inc ‡	2,865	128
Omega Healthcare Investors Inc ‡	4,526	212

378	SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Outfront Media Inc ‡	2,830	$91
Park Hotels & Resorts Inc ‡	2,647	32
Pebblebrook Hotel Trust ‡	3,354	51
Phillips Edison & Co Inc ‡	1,821	73
Piedmont Realty Trust Inc, Cl A *‡	2,606	22
Prologis Inc ‡	15,406	2,210
Public Storage ‡	2,549	774
Rayonier Inc ‡	4,628	97
Realty Income Corp ‡	15,295	937
Regency Centers Corp ‡	3,062	237
Rexford Industrial Realty Inc ‡	4,020	143
RLJ Lodging Trust ‡	3,616	35
Ryman Hospitality Properties Inc ‡	1,418	163
Sabra Health Care REIT Inc ‡	3,721	74
Safehold Inc ‡	1,365	20
SBA Communications Corp, Cl A ‡	1,735	352
Sila Realty Trust Inc ‡	953	29
Simon Property Group Inc ‡	5,275	1,081
SL Green Realty Corp ‡	1,003	46
Smartstop Self Storage REIT Inc ‡	618	19
St Joe Co/The	950	60
STAG Industrial Inc ‡	2,837	107
Sun Communities Inc ‡	1,876	232
Sunstone Hotel Investors Inc ‡	2,968	32
Tanger Inc ‡	1,732	62
Terreno Realty Corp ‡	1,526	100
UDR Inc ‡	5,623	208
UMH Properties Inc ‡	1,654	25
Urban Edge Properties ‡	2,585	58
Ventas Inc ‡	7,666	647
VICI Properties Inc, Cl A ‡	15,923	449
Vornado Realty Trust ‡	2,711	92
Welltower Inc ‡	11,348	2,330
Weyerhaeuser Co ‡	10,975	269
WP Carey Inc ‡	3,569	266
Xenia Hotels & Resorts Inc ‡	2,525	44
Zillow Group Inc, Cl A *	586	21
Zillow Group Inc, Cl C *	3,074	108
		26,037
Utilities — 1.4%
AES Corp/The	6,148	90
Alliant Energy Corp	2,023	145
Ameren Corp	1,698	183
American Electric Power Co Inc	4,359	552
American States Water Co	200	16
American Water Works Co Inc	1,695	209
Atmos Energy Corp	1,309	221
Black Hills Corp	539	39
Brookfield Infrastructure Corp, Cl A	620	26
Brookfield Renewable Corp	1,331	53
California Water Service Group	479	22
CenterPoint Energy Inc	5,405	228
Chesapeake Utilities Corp	224	28
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Clearway Energy Inc, Cl C	1,100	$45
CMS Energy Corp	2,520	183
Consolidated Edison Inc	2,881	304
Constellation Energy Corp	2,599	748
Dominion Energy Inc	6,931	464
DTE Energy Co	1,735	248
Duke Energy Corp	6,574	807
Edison International	2,910	204
Entergy Corp	3,214	351
Essential Utilities Inc	2,814	104
Evergy Inc	1,843	151
Eversource Energy	2,754	188
Exelon Corp	8,137	371
FirstEnergy Corp	4,612	214
H2O America	437	25
Hawaiian Electric Industries Inc *	1,301	17
IDACORP Inc, Cl Rights	308	43
MDU Resources Group Inc	1,584	33
MGE Energy Inc	243	18
National Fuel Gas Co	652	50
New Jersey Resources Corp	716	40
NextEra Energy Inc	16,854	1,467
NiSource Inc	3,734	173
Northwest Natural Holding Co	440	21
Northwestern Energy Group Inc	385	27
NRG Energy Inc	1,725	231
OGE Energy Corp	1,132	54
Oklo Inc, Cl A *	752	50
ONE Gas Inc	504	39
Ormat Technologies Inc	438	60
Otter Tail Corp	302	26
PG&E Corp	17,807	291
Pinnacle West Capital Corp	805	80
Portland General Electric Co	1,203	60
PPL Corp	5,783	205
Public Service Enterprise Group Inc	4,131	325
Sempra	4,952	441
Southern Co/The	8,878	817
Southwest Gas Holdings Inc	639	55
Spire Inc	462	38
Talen Energy Corp *	356	138
TXNM Energy Inc	569	34
UGI Corp	1,531	54
Vistra Corp	2,757	442
WEC Energy Group Inc	2,574	286
Xcel Energy Inc	4,641	369
		12,203

Total Common Stock
(Cost $136,388) ($ Thousands)		259,228

SEI Institutional Investments Trust	379

SCHEDULE OF INVESTMENTS

May 31, 2026

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 5.2%
Communication Services — 0.3%
Alphabet
5.700%, 11/15/2075	$129	$126
Meta Platforms
6.450%, 05/15/2066	852	859
OAK-Eagle Acquireco
7.250%, 07/01/2033 (F)	407	424
RD Michigan Property Owner I LLC
7.500%, 03/30/2045 (F)	853	855
		2,264
Consumer Discretionary — 0.7%
Advance Auto Parts
7.000%, 08/01/2030 (F)	551	566
Amazon.com
5.550%, 11/20/2065	1,362	1,291
American Honda Finance MTN
4.550%, 04/10/2028	632	632
Flutter Treasury DAC
5.875%, 06/04/2031 (F)	492	486
Ford Motor
3.250%, 02/12/2032	369	327
Hasbro
4.650%, 03/12/2031	96	95
Hyundai Capital America
6.100%, 09/21/2028 (F)	292	301
5.275%, 06/24/2027 (F)	94	95
LG Energy Solution
5.375%, 04/02/2030 (F)	979	990
Nissan Motor
4.345%, 09/17/2027 (F)	1,034	1,020
Sekisui House US
6.000%, 01/15/2043	340	311
Wynn Macau
5.625%, 08/26/2028 (F)	341	340
		6,454
Consumer Staples — 0.2%
Imperial Brands Finance
4.500%, 06/30/2028 (F)	259	259
Philip Morris International
5.375%, 02/15/2033	606	624
Roche Holdings
4.203%, 09/09/2029 (F)	561	558
		1,441
Energy — 0.5%
Baker Hughes Holdings LLC
4.350%, 06/15/2031	217	213
Cenovus Energy
4.650%, 03/20/2031	142	141
Ecopetrol
8.875%, 01/13/2033	339	358
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
8.375%, 01/19/2036	$360	$369
MPLX
5.400%, 09/15/2035	378	379
ONEOK
6.050%, 09/01/2033	271	285
5.400%, 10/15/2035	529	531
Plains All American Pipeline
5.600%, 01/15/2036	576	580
QazaqGaz NC JSC
5.625%, 05/08/2036 (F)	277	272
Sunoco
5.625%, 03/15/2031 (F)	337	337
Targa Resources
6.050%, 05/15/2056	153	152
4.900%, 09/15/2030	112	113
4.350%, 01/15/2029	343	341
Var Energi
7.500%, 01/15/2028 (F)	276	288
Woodside Finance
6.000%, 05/19/2035	225	235
5.400%, 05/19/2030	87	89
		4,683
Financials — 1.8%
AIB Group
6.608%, SOFR + 2.330%, 09/13/2029 (D)(F)	308	321
AIB Group MTN
5.320%, SOFR + 1.650%, 05/15/2031 (D)(F)	589	598
Allianz
6.500%, H15T5Y + 2.233%(D)(F)(G)	200	201
Ally Financial
6.992%, SOFR + 3.260%, 06/13/2029 (D)	300	312
Athene Global Funding
5.583%, 01/09/2029 (F)	32	32
5.033%, 07/17/2030 (F)	268	266
2.717%, 01/07/2029 (F)	80	75
2.550%, 11/19/2030 (F)	47	42
1.985%, 08/19/2028 (F)	211	198
Aviation Capital Group LLC
1.950%, 09/20/2026 (F)	142	141
Banco Bilbao Vizcaya Argentaria
7.883%, H15T1Y + 3.300%, 11/15/2034 (D)	200	227
Banco Santander
6.921%, 08/08/2033	400	435
Bank of Ireland Group PLC
5.601%, SOFR + 1.620%, 03/20/2030 (D)(F)	251	256
Banque Federative du Credit Mutuel
4.591%, 10/16/2028 (F)	350	350

380	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Barclays PLC
5.335%, SOFR + 1.910%, 09/10/2035 (D)	$296	$294
BPCE
6.508%, SOFR + 2.791%, 01/18/2035 (D)(F)	704	732
CaixaBank
6.037%, SOFR + 2.260%, 06/15/2035 (D)(F)	391	408
Capital One Financial
6.377%, SOFR + 2.860%, 06/08/2034 (D)	470	498
Charles Schwab
4.000%, H15T5Y + 3.168%(D)(G)	583	583
Citigroup
7.625%, H15T5Y + 3.211%(D)(G)	73	76
6.020%, SOFR + 1.830%, 01/24/2036 (D)	12	13
4.643%, SOFR + 1.143%, 05/07/2028 (D)	593	594
Credit Agricole
4.656%, SOFR + 1.170%, 01/12/2032 (D)(F)	303	299
Danske Bank
4.613%, H15T1Y + 1.100%, 10/02/2030 (D)(F)	272	271
Deutsche Bank NY
5.373%, SOFR + 1.210%, 01/10/2029 (D)	241	244
4.950%, SOFR + 1.300%, 08/04/2031 (D)	168	168
4.469%, SOFR + 1.100%, 12/10/2031 (D)	158	155
Fidelity National Information Services
4.450%, 03/10/2028	185	184
Global Payments
4.875%, 11/15/2030	154	152
Goldman Sachs Group
4.125%, H15T5Y + 2.949%(D)(G)	296	294
HSBC Holdings PLC
7.399%, SOFR + 3.020%, 11/13/2034 (D)	762	849
Intesa Sanpaolo
7.200%, 11/28/2033 (F)	231	260
KBC Group
4.454%, H15T1Y + 0.850%, 09/23/2031 (D)(F)	200	197
Lincoln Financial Global Funding
4.200%, 01/12/2029 (F)	89	88
Mitsubishi UFJ Financial Group
4.592%, H15T1Y + 0.780%, 04/18/2030 (D)	212	212
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley
4.555%, SOFRINDX + 0.960%, 04/10/2030 (D)		$174	$173
4.238%, SOFR + 0.800%, 01/09/2030 (D)		202	200
Morgan Stanley Bank
5.504%, SOFR + 0.865%, 05/26/2028 (D)		250	253
NatWest Group
5.115%, H15T1Y + 1.050%, 05/23/2031 (D)		388	392
3.032%, H15T5Y + 2.350%, 11/28/2035 (D)		239	219
Principal Life Global Funding II
5.100%, 01/25/2029 (F)		439	444
Santander UK Group Holdings PLC
4.320%, SOFRINDX + 1.070%, 09/22/2029 (D)		577	572
Societe Generale
2.889%, H15T1Y + 1.300%, 06/09/2032 (D)(F)		1,455	1,310
Standard Chartered
5.545%, H15T1Y + 1.050%, 01/21/2029 (D)(F)		355	360
5.435%, TSFR3M + 1.772%(D)(F)(G)		400	390
Svenska Handelsbanken
4.750%, H15T5Y + 4.048%(D)(G)		600	569
Swiss Re Finance Luxembourg
5.000%, H15T5Y + 3.582%, 04/02/2049 (D)		200	200
Toronto-Dominion Bank
5.146%, H15T5Y + 1.500%, 09/10/2034 (D)		195	196
UBS Group
6.625%, USISSO05 + 3.240%(D)(F)(G)		326	327
UBS Group MTN
2.095%, H15T1Y + 1.000%, 02/11/2032 (D)(F)		275	243
UniCredit
1.982%, H15T1Y + 1.200%, 06/03/2027 (D)(F)		229	229
			16,102
Health Care — 0.1%
HCA
5.000%, 05/15/2033		640	634
Organon & Co
2.875%, 04/30/2028	EUR	200	231
			865
Industrials — 0.3%
Axon Enterprise
6.125%, 03/15/2030 (F)		$310	316

SEI Institutional Investments Trust	381

SCHEDULE OF INVESTMENTS

May 31, 2026

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Boeing
3.250%, 02/01/2028	$296	$290
Delta Air Lines
4.750%, 10/20/2028 (F)	375	375
ENA Master Trust
4.000%, 05/19/2048 (F)	266	210
Lima Metro Line 2 Finance
5.875%, 07/05/2034	173	177
4.350%, 04/05/2036	271	257
4.350%, 04/05/2036 (F)	168	160
Republic Services
4.750%, 07/15/2030	587	593
Westinghouse Air Brake Technologies
4.900%, 05/29/2030	601	607
		2,985
Information Technology — 0.4%
Applied Materials
4.000%, 01/15/2031	577	565
Broadcom
4.300%, 01/15/2031	490	485
Oracle
6.125%, 08/03/2065	923	799
5.950%, 09/26/2055	104	91
5.200%, 09/26/2035	133	127
4.375%, 05/15/2055	122	84
Salesforce
5.200%, 03/15/2033	323	325
4.900%, 09/15/2031	323	323
TSMC Arizona
3.875%, 04/22/2027	345	344
		3,143
Materials — 0.1%
Braskem Netherlands Finance BV
4.500%, 01/10/2028	263	175
Glencore Funding LLC
6.500%, 10/06/2033 (F)	327	354
5.338%, 04/04/2027 (F)	105	106
5.186%, 04/01/2030 (F)	53	54
4.907%, 04/01/2028 (F)	118	119
Sasol Financing USA LLC
8.750%, 04/10/2033 (F)	315	333
		1,141
Real Estate — 0.1%
GLP Capital LP / GLP Financing II
5.625%, 03/01/2036	617	606
Omega Healthcare Investors
5.200%, 07/01/2030	105	105
		711
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Utilities — 0.7%
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (F)	$275	$260
Alexander Funding Trust II
7.467%, 07/31/2028 (F)	104	109
American Electric Power
6.950%, H15T5Y + 2.675%, 12/15/2054 (D)	304	325
6.050%, H15T5Y + 1.940%, 03/15/2056 (D)	167	166
CenterPoint Energy Houston Electric LLC
5.050%, 03/01/2035	526	526
4.950%, 04/01/2033	24	24
4.950%, 08/15/2035	18	18
4.850%, 04/01/2036	18	18
COX Asset Mexico
7.125%, 01/08/2032 (F)	308	313
Duke Energy Carolinas NC Storm Funding LLC
2.617%, 07/01/2043	314	253
Electricite de France
9.125%, H15T5Y + 5.411%(D)(F)(G)	261	302
ENEL Finance International
4.125%, 09/30/2028 (F)	244	241
Entergy Mississippi LLC
5.050%, 04/15/2036	113	111
Eversource Energy
6.350%, H15T5Y + 2.325%, 08/15/2056 (D)	90	90
6.100%, H15T5Y + 2.521%, 08/15/2056 (D)	109	109
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple
7.250%, 01/31/2041 (F)	282	287
Niagara Mohawk Power
5.290%, 01/17/2034 (F)	212	213
4.647%, 10/03/2030 (F)	398	396
Public Service of Colorado
5.150%, 09/15/2035	566	565
5.050%, 06/15/2036	274	271
Virginia Electric and Power
4.900%, 09/15/2035	490	483
Vistra Operations LLC
6.950%, 10/15/2033 (F)	415	452
4.550%, 10/30/2028 (F)	103	103
4.300%, 07/15/2029 (F)	786	772
		6,407

Total Corporate Obligations
(Cost $45,927) ($ Thousands)		46,196

382	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 3.2%
Automotive — 1.0%
ACM Auto Trust, Ser 2025-1A, Cl A
5.380%, 06/20/2029(F)	$48	$47
ACM Auto Trust, Ser 2025-2A, Cl A
5.550%, 06/20/2028(F)	326	326
ACM Auto Trust, Ser 2025-3A, Cl A
5.010%, 01/22/2030(F)	119	119
Arivo Acceptance Auto Loan Receivables Trust, Ser 2024-1A, Cl A
6.460%, 04/17/2028(F)	15	15
Arivo Acceptance Auto Loan Receivables Trust, Ser 2025-1A, Cl A2
4.920%, 05/15/2029(F)	354	355
AutoNation Finance Trust, Ser 2025-1A, Cl A2
4.720%, 04/10/2028(F)	257	257
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-3A, Cl A
5.440%, 02/22/2028(F)	589	593
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-5A, Cl B
6.120%, 04/20/2028(F)	485	490
Bridgecrest Lending Auto Securitization Trust, Ser 2026-2, Cl A2
4.240%, 09/15/2028	677	677
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	19	19
Carvana Auto Receivables Trust, Ser 2021-N4, Cl D
2.300%, 09/11/2028	37	36
Carvana Auto Receivables Trust, Ser 2021-P4, Cl D
2.610%, 09/11/2028	420	408
CPS Auto Receivables Trust, Ser 2026-B, Cl A
4.350%, 02/15/2030(F)	358	358
FHF Trust, Ser 2023-1A, Cl A2
6.570%, 06/15/2028(F)	25	25
Flagship Credit Auto Trust, Ser 2024-3, Cl A
4.880%, 11/15/2028(F)	78	79
Lendbuzz Securitization Trust, Ser 2023-1A, Cl A2
6.920%, 08/15/2028(F)	195	197
Lendbuzz Securitization Trust, Ser 2023-2A, Cl A2
7.090%, 10/16/2028(F)	93	94
Lendbuzz Securitization Trust, Ser 2025-1A, Cl A2
5.100%, 10/15/2030(F)	455	456
Lendbuzz Securitization Trust, Ser 2025-2A, Cl A2
5.180%, 05/15/2030(F)	493	494
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Lobel Automobile Receivables Trust, Ser 2025-1, Cl A
5.060%, 11/15/2027(F)	$49	$49
Lobel Automobile Receivables Trust, Ser 2026-1, Cl A
4.880%, 10/16/2028(F)	755	755
Prestige Auto Receivables Trust, Ser 2025-1A, Cl A2
4.870%, 12/15/2027(F)	137	137
Research-Driven Pagaya Motor Asset Trust, Ser 2025-4A, Cl A2
5.124%, 04/25/2034(F)	883	885
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl B
5.610%, 07/17/2028	69	69
Tricolor Auto Securitization Trust, Ser 2024-2A, Cl A
6.360%, 12/15/2027(F)	68	64
Tricolor Auto Securitization Trust, Ser 2025-1A, Cl A
4.940%, 02/15/2029(F)	562	341
Tricolor Auto Securitization Trust, Ser 2025-2A, Cl A
5.120%, 01/16/2029(F)	914	616
United Auto Credit Securitization Trust, Ser 2026-1, Cl A
4.410%, 06/12/2028(F)	738	738
		8,699
Credit Cards — 0.2%
Mission Lane Credit Card Master Trust, Ser 2024-B, Cl A
5.880%, 01/15/2030(F)	958	961
Mission Lane Credit Card Master Trust, Ser 2025-A, Cl A
5.800%, 05/15/2030(F)	724	727
		1,688
Mortgage Related Securities — 0.8%
COOPR Residential Mortgage Trust, Ser 2026-CES1, Cl A1A
4.874%, 02/25/2061(F)(H)	766	759
Ellington Financial Mortgage Trust, Ser 2025-CES1, Cl A1A
4.914%, 12/25/2060(F)(H)	327	324
GS Mortgage-Backed Securities Trust, Ser 2026-CES1, Cl A1
4.899%, 05/25/2056(F)(H)	783	777
GS Mortgage-Backed Securities Trust, Ser 2026-CES2, Cl A1A
5.227%, 06/25/2056(F)(H)	452	450

SEI Institutional Investments Trust	383

SCHEDULE OF INVESTMENTS

May 31, 2026

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust, Ser 2025-CES7, Cl A1A
5.055%, 04/25/2056(F)(H)	$874	$869
JP Morgan Mortgage Trust, Ser 2026-CES1, Cl A1A
4.909%, 06/25/2056(F)(H)	668	662
RCKT Mortgage Trust, Ser 2025-CES12, Cl A1A
5.027%, 11/25/2055(F)(H)	890	886
RCKT Mortgage Trust, Ser 2026-CES1, Cl A1A
4.827%, 01/25/2056(F)(H)	598	593
RCKT Mortgage Trust, Ser 2026-CES3, Cl A1A
5.144%, 03/25/2056(F)(H)	615	613
Santander Mortgage Asset Receivable Trust, Ser 2026-CES1, Cl A1A
4.876%, 01/25/2056(F)(H)	791	781
		6,714
Other Asset-Backed Securities — 1.2%
AB Issuer LLC, Ser 2021-1, Cl A2
3.734%, 07/30/2051(F)	682	650
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028(F)	–	–
Apidos CLO XXXV, Ser 2021-35A, Cl A
4.987%, TSFR3M + 1.312%, 04/20/2034(D)(F)	853	853
College Ave Student Loans LLC, Ser 2021-C, Cl B
2.720%, 07/26/2055(F)	124	114
Dext ABS LLC, Ser 2023-1, Cl A2
5.990%, 03/15/2032(F)	67	67
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(F)	768	747
Eagle RE, Ser 2023-1, Cl M1A
5.612%, SOFR30A + 2.000%, 09/26/2033(D)(F)	18	18
Equify ABS LLC, Ser 2024-1A, Cl A
5.430%, 04/18/2033(F)	177	177
FIGRE Trust, Ser 2025-HE8, Cl A
5.206%, 11/25/2055(D)(F)	668	664
FIGRE Trust, Ser 2026-HE1, Cl A
4.982%, 01/25/2056(D)(F)	786	776
FIGRE Trust, Ser 2026-HE2, Cl A
5.049%, 01/25/2056(D)(F)	423	418
GCI Funding I LLC, Ser 2021-1, Cl A
2.380%, 06/18/2046(F)	171	158
Hardee's Funding LLC, Ser 2018-1A, Cl A23
5.710%, 06/20/2048(F)	358	353
Hardee's Funding LLC, Ser 2020-1A, Cl A2
3.981%, 12/20/2050(F)	252	244
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
HPS Loan Management, Ser 2026-19A, Cl A1R
4.899%, TSFR3M + 1.260%, 04/15/2037(D)(F)	$293	$294
MVW LLC, Ser 2021-2A, Cl B
1.830%, 05/20/2039(F)	87	83
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(F)	78	74
OCP CLO, Ser 2026-50A, Cl A1
0.000%, 07/15/2039(D)(F)(I)	565	566
Oportun Funding Trust, Ser 2025-1, Cl A
4.960%, 08/16/2032(F)	20	20
Pagaya AI Debt Grantor Trust, Ser 2024-5, Cl A
6.278%, 10/15/2031(F)	96	96
Pagaya Ai Debt Grantor Trust, Ser 2024-9, Cl B
5.306%, 03/15/2032(F)	379	380
Pagaya AI Debt Grantor Trust, Ser 2025-1, Cl A
5.156%, 07/15/2032(D)(F)	119	119
Pagaya AI Debt Grantor Trust, Ser 2025-3, Cl A2
5.365%, 12/15/2032(F)	115	116
Pagaya Ai Debt Grantor Trust, Ser 2025-6, Cl A2
4.497%, 04/15/2033(F)	209	208
Pagaya Point of Sale Holdings Grantor Trust, Ser 2025-1, Cl A
5.715%, 01/20/2034(F)	329	330
Rad CLO 14, Ser 2021-14A, Cl A
5.105%, TSFR3M + 1.432%, 01/15/2035(D)(F)	500	500
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(F)	172	163
Towd Point Mortgage Trust, Ser 2026-CES2, Cl A1A
4.720%, 02/25/2066(F)(H)	990	977
Towd Point Mortgage Trust, Ser 2026-FIX1, Cl A1
4.980%, 12/25/2065(F)(H)	280	278
Upgrade Master Pass-Thru Trust, Ser 2026-ST1, Cl A
4.244%, 03/15/2034(F)	499	498
UPSTART Securitization Trust, Ser 2026-1, Cl A1
4.142%, 02/22/2027(F)	507	507

384	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
VFI ABS LLC, Ser 2025-1A, Cl A
4.780%, 06/24/2030(F)	$460	$461
		10,909

Total Asset-Backed Securities
(Cost $28,719) ($ Thousands)		28,010

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
FFCB
3.860%, SOFR + 0.230%, 08/01/2028^(D)	1,300	1,302
3.755%, SOFR + 0.125%, 11/03/2027^(D)	800	801
3.720%, SOFR + 0.090%, 03/09/2028^(D)	900	900
3.715%, SOFR + 0.085%, 02/23/2028^(D)	500	500
3.685%, SOFR + 0.055%, 07/13/2027^(D)	1,000	1,000
FHLB
4.000%, 10/09/2026^	400	400
3.860%, SOFR + 0.230%, 07/14/2028^(D)	1,300	1,303
3.500%, 09/09/2027^	1,500	1,492
3.500%, 03/03/2028^	700	695
FHLMC
3.850%, SOFR + 0.220%, 05/23/2028^(D)	1,400	1,404
3.770%, SOFR + 0.140%, 10/16/2026^(D)	800	800
3.770%, SOFR + 0.140%, 10/06/2027^(D)	1,500	1,501
FNMA
3.890%, SOFR + 0.260%, 11/05/2027^(D)	700	702
3.720%, SOFR + 0.090%, 02/02/2028^(D)	1,600	1,600
3.720%, SOFR + 0.090%, 05/08/2028^(D)	1,000	1,000
3.715%, SOFR + 0.085%, 03/06/2028^(D)	1,500	1,500
3.710%, SOFR + 0.080%, 12/22/2027^(D)	700	700

Total U.S. Government Agency Obligations
(Cost $17,598) ($ Thousands)		17,600
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 1.8%
Agency Mortgage-Backed Obligations — 0.1%
FHLMC CMO, Ser 2016-4585, Cl DS, IO
2.243%, 05/15/2046(D)	$446	$42
FHLMC CMO, Ser 2017-4693, Cl SL, IO
2.393%, 06/15/2047(D)	680	68
FHLMC CMO, Ser 2017-4719, Cl JS, IO
2.393%, 09/15/2047(D)	500	52
FHLMC CMO, Ser 2020-4954, Cl SL, IO
2.323%, 02/25/2050(D)	681	68
FHLMC CMO, Ser 2020-4981, Cl HS, IO
2.373%, 06/25/2050(D)	1,402	136
FNMA CMO, Ser 2014-78, Cl SE, IO
2.373%, 12/25/2044(D)	458	43
FNMA CMO, Ser 2016-77, Cl DS, IO
2.273%, 10/25/2046(D)	453	43
FNMA CMO, Ser 2017-62, Cl AS, IO
2.423%, 08/25/2047(D)	581	59
GNMA CMO, Ser 2017-122, Cl SA, IO
2.483%, 08/20/2047(D)	464	52
		563
Non-Agency Mortgage-Backed Obligations — 1.7%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	27	17
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	176	84
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	66	43
AREIT Trust, Ser 2022-CRE6, Cl A
4.888%, SOFR30A + 1.250%, 01/20/2037(D)(F)	276	276
BHMS Commercial Mortgage Trust, Ser 2025-ATLS, Cl A
5.477%, TSFR1M + 1.850%, 08/15/2042(D)(F)	605	606
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
5.573%, TSFR1M + 1.946%, 04/15/2034(D)(F)	152	151
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
5.823%, TSFR1M + 2.196%, 04/15/2034(D)(F)	610	608
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	71	29
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	85	32

SEI Institutional Investments Trust	385

SCHEDULE OF INVESTMENTS

May 31, 2026

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	$48	$21
CLIP Trust, Ser 2026-NQM1, Cl A1
5.221%, 05/25/2071(D)(F)	573	571
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.792%, 07/10/2046(D)(F)	390	388
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.262%, SOFR30A + 1.650%, 12/25/2041(D)(F)	293	294
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M2
7.112%, SOFR30A + 3.500%, 03/25/2042(D)(F)	744	758
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M2
6.712%, SOFR30A + 3.100%, 03/25/2042(D)(F)	185	187
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1
6.112%, SOFR30A + 2.500%, 04/25/2043(D)(F)	329	331
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
5.912%, SOFR30A + 2.300%, 05/25/2043(D)(F)	479	486
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
5.512%, SOFR30A + 1.900%, 06/25/2043(D)(F)	374	376
Connecticut Avenue Securities Trust, Ser 2025-R03, Cl 2M1
5.212%, SOFR30A + 1.600%, 03/25/2045(D)(F)	273	273
Connecticut Avenue Securities Trust, Ser 2025-R05, Cl 2M1
4.812%, SOFR30A + 1.200%, 07/25/2045(D)(F)	546	547
Connecticut Avenue Securities Trust, Ser 2026-R01, Cl 2M1
4.612%, SOFR30A + 1.000%, 01/25/2046(D)(F)	479	479
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
4.079%, TSFR1M + 0.494%, 12/25/2036(D)	125	39
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl M1
5.612%, SOFR30A + 2.000%, 01/25/2051(D)(F)	12	12
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
5.262%, SOFR30A + 1.650%, 01/25/2034(D)(F)	$42	$42
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.112%, SOFR30A + 1.500%, 10/25/2041(D)(F)	695	696
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M2
5.412%, SOFR30A + 1.800%, 11/25/2041(D)(F)	953	956
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
5.962%, SOFR30A + 2.350%, 12/25/2041(D)(F)	635	640
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
4.912%, SOFR30A + 1.300%, 02/25/2042(D)(F)	60	60
FHLMC STACR REMIC Trust, Ser 2022-DNA5, Cl M1A
6.562%, SOFR30A + 2.950%, 06/25/2042(D)(F)	182	184
FHLMC STACR REMIC Trust, Ser 2022-DNA7, Cl M1A
6.112%, SOFR30A + 2.500%, 03/25/2052(D)(F)	158	159
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1A
5.708%, SOFR30A + 2.100%, 03/25/2043(D)(F)	250	253
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
5.612%, SOFR30A + 2.000%, 05/25/2043(D)(F)	326	328
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B
7.112%, SOFR30A + 3.500%, 05/25/2043(D)(F)	1,327	1,381
FHLMC STACR REMIC Trust, Ser 2024-HQA2, Cl M1
4.812%, SOFR30A + 1.200%, 08/25/2044(D)(F)	239	239
FHLMC STACR REMIC Trust, Ser 2025-DNA2, Cl A1
4.712%, SOFR30A + 1.100%, 05/25/2045(D)(F)	162	163
FHLMC STACR REMIC Trust, Ser 2025-DNA2, Cl M1
4.812%, SOFR30A + 1.200%, 05/25/2045(D)(F)	86	86

386	SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2025-DNA3, Cl A1
4.562%, SOFR30A + 0.950%, 09/25/2045(D)(F)	$675	$675
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.253%, 08/10/2044(D)(F)	12	9
GS Mortgage Securities Trust, Ser 2021-1, Cl A2
2.435%, 08/17/2026	385	381
GS Mortgage Securities Trust, Ser 2021-1, Cl AS
2.638%, 08/17/2026	23	23
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
4.199%, TSFR1M + 0.614%, 03/25/2035(D)	15	12
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.403%, 09/15/2047(D)	696	–
JPMorgan Chase, Ser 2019-CL1, Cl M3
5.799%, TSFR1M + 2.214%, 04/25/2047(D)(F)	77	78
Neighborly Issuer LLC, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(F)	760	763
OBX Trust, Ser 2026-NQM6, Cl A1
5.063%, 04/26/2066(D)(F)	367	365
SG Residential Mortgage Trust, Ser 2026-3, Cl A1
5.188%, 04/25/2066(D)(F)	650	648
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.298%, 11/15/2049(D)	620	606
		15,355

Total Mortgage-Backed Securities
(Cost $16,742) ($ Thousands)		15,918

SOVEREIGN DEBT — 0.3%

Baiterek National Investment Holding JSC MTN
4.650%, 10/01/2030(F)	412	408
Colombia Government International Bond
6.500%, 01/21/2033	251	248
3.125%, 04/15/2031	213	186
Dominican Republic International Bond
4.875%, 09/23/2032	399	379
Eagle Funding Luxco Sarl
5.500%, 08/17/2030(F)	298	300
Mexico Government International Bond
5.375%, 03/22/2033	346	338
Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Romanian Government International Bond
5.750%, 09/16/2030(F)	$868	$877
Total Sovereign Debt
(Cost $2,717) ($ Thousands)		2,736

	Shares
REGISTERED INVESTMENT COMPANY — 0.2%
Sprott Physical Uranium Trust *	101,500	2,009

Total Registered Investment Company
(Cost $1,707) ($ Thousands)		2,009

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc CVR *‡‡(J)	366	–
Blueprint Medicens Corp CVR *‡‡(J)	340	–
Holx CVR *‡‡(J)	1,877	–
Invest Industrial Advisor CVR *‡‡(J)	1,204	–
Mirati Therapeutics CVR *‡‡(J)	600	–
Novartis AG CVR *‡‡(J)	1,600	1
Pfizer Inc CVR *‡‡(J)	558	2
Walgreens Boots Alliance *‡‡	12,847	7
Total Rights
(Cost $—) ($ Thousands)		10

Total Investments in Securities — 97.4%
(Cost $738,878) ($ Thousands)		$861,353

	Shares
COMMON STOCK SOLD SHORT— (2.7)%
Communication Services — (0.6)%
Charter Communications Inc, Cl A *	(2,827)	(407)
DoubleVerify Holdings Inc *	(5,436)	(53)
EchoStar Corp, Cl A *	(4,653)	(601)
Fox Corp	(7,483)	(478)
Fox Corp, Cl B	(5,749)	(330)
iHeartMedia Inc, Cl A *	(6,415)	(28)
John Wiley & Sons Inc, Cl A	(920)	(39)
Liberty Broadband Corp, Cl A *	(774)	(26)
Liberty Broadband Corp, Cl C *	(4,160)	(140)
Magnite Inc *	(4,870)	(70)
New York Times Co/The, Cl A	(6,620)	(498)
News Corp, Cl A	(15,273)	(399)
News Corp, Cl B	(5,395)	(161)
Nexstar Media Group Inc, Cl A	(951)	(170)
NIQ Global Intelligence PLC *	(3,484)	(29)
Omnicom Group Inc	(11,410)	(829)
Scholastic Corp	(1,063)	(43)
Sirius XM Holdings Inc	(6,910)	(204)
Stagwell Inc, Cl A *	(6,298)	(44)

SEI Institutional Investments Trust	387

SCHEDULE OF INVESTMENTS

May 31, 2026

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Trade Desk Inc/The, Cl A *	(14,673)	$(316)
USA TODAY Co Inc *	(6,277)	(49)
Versant Media Group Inc	(5,371)	(232)
		(5,146)

Energy — 0.0%
Core Natural Resources Inc	(121)	(11)

Information Technology — (2.1)%
Advanced Energy Industries Inc	(100)	(30)
Advanced Micro Devices Inc *	(1,467)	(757)
Amphenol Corp, Cl A	(1,116)	(166)
Analog Devices Inc	(494)	(204)
Apple Inc	(14,215)	(4,436)
Applied Materials Inc	(747)	(336)
Arista Networks Inc *	(1,047)	(167)
Astera Labs Inc *	(197)	(67)
Broadcom Inc	(4,397)	(1,964)
CDW Corp/DE	(259)	(32)
Ciena Corp *	(132)	(77)
Cisco Systems Inc	(3,801)	(458)
Coherent Corp *	(191)	(69)
Corning Inc	(802)	(145)
Credo Technology Group Holding Ltd *	(220)	(52)
Dell Technologies Inc, Cl C	(252)	(106)
Entegris Inc	(255)	(35)
F5 Inc *	(152)	(58)
Fabrinet *	(8)	(5)
First Solar Inc *	(142)	(44)
Flex Ltd *	(587)	(88)
Hewlett Packard Enterprise Co	(1,748)	(75)
HP Inc	(1,582)	(43)
Intel Corp *	(4,173)	(479)
Jabil Inc	(68)	(25)
Keysight Technologies Inc *	(147)	(50)
KLA Corp	(139)	(267)
Lam Research Corp	(1,145)	(364)
Lumentum Holdings Inc *	(49)	(42)
MACOM Technology Solutions Holdings Inc *	(24)	(9)
Marvell Technology Inc	(715)	(147)
Microchip Technology Inc	(376)	(36)
Micron Technology Inc	(1,105)	(1,073)
MKS Inc	(135)	(44)
Monolithic Power Systems Inc	(37)	(58)
Motorola Solutions Inc	(133)	(54)
NetApp Inc	(264)	(46)
NVIDIA Corp	(24,152)	(5,099)
ON Semiconductor Corp *	(586)	(71)
Pure Storage Inc, Cl A *	(381)	(30)
Qnity Electronics Inc	(349)	(54)
QUALCOMM Inc	(945)	(237)
SanDisk Corp *	(121)	(205)
Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
TD SYNNEX Corp	(168)	$(44)
Teledyne Technologies Inc *	(42)	(26)
Teradyne Inc	(101)	(38)
Texas Instruments Inc	(794)	(243)
Western Digital Corp	(278)	(148)
Zebra Technologies Corp, Cl A *	(97)	(24)
		(18,327)

Total Common Stock Sold Short
(Proceeds $18,227) ($ Thousands)		(23,484)

Total Investments Sold Short — (2.7)%
(Proceeds $18,227) ($ Thousands)		$(23,484)

388	SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at May 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Australian 10-Year Bonds	70	Jun-2026	$5,434	$5,492	$22
Brent Crude^	15	Dec-2026	1,225	1,262	37
Brent Crude^	101	Aug-2026	9,484	9,203	(281)
Brent Crude^	104	Sep-2026	10,047	9,267	(780)
CA Carbon Allowance Vintage^	60	Dec-2026	1,854	1,882	28
CA Low Carbon Fuel^	31	Dec-2026	190	228	38
Copper^	61	Jul-2026	9,260	9,743	483
Corn^	258	Jul-2026	5,969	5,763	(206)
Cotton No. 2^	138	Jul-2026	5,445	5,253	(192)
Feeder Cattle^	10	Aug-2026	1,783	1,743	(40)
Gasoline^	38	Jul-2026	5,412	4,843	(569)
Gold^	55	Aug-2026	27,755	25,262	(2,493)
KC HRW Wheat^	72	Jul-2026	2,488	2,339	(149)
Lean Hogs^	23	Aug-2026	928	904	(24)
Live Cattle^	59	Aug-2026	5,771	5,641	(130)
LME Copper^	23	Sep-2026	7,648	7,841	193
LME Nickel^	29	Jun-2026	3,048	3,291	243
LME Nickel^	26	Jul-2026	2,817	2,961	144
LME Primary Aluminum^	112	Jul-2026	9,885	10,360	475
LME Primary Aluminum^	39	Jun-2026	3,463	3,626	163
LME Zinc^	15	Sep-2026	1,234	1,327	93
Low Sulphur Gasoil^	54	Jul-2026	5,546	5,407	(139)
Low Sulphur Gasoil^	30	Jul-2026	2,720	3,004	284
Mill Wheat^	167	Sep-2026	2,011	2,021	22
Natural Gas^	77	Sep-2026	2,370	2,525	155
Natural Gas^	15	Dec-2026	656	619	(37)
Natural Gas^	51	Jul-2026	1,589	1,677	88
Natural Gas^	9	Oct-2026	288	300	12
NY Harbor ULSD^	24	Jul-2026	3,893	3,517	(376)
NY Harbor ULSD^	3	Aug-2026	308	432	124
NYMEX Cocoa^	6	Jul-2026	254	236	(18)
NYMEX Cocoa^	7	Jul-2026	239	275	36
PJM Western Hub Real-Time Peak Mini^	3	Aug-2027	75	86	11
PJM Western Hub Real-Time Peak Mini^	3	Jul-2027	71	98	27
PJM Western Hub Real-Time Peak Mini^	3	Jun-2027	75	71	(4)
PJM Western Hub Real-Time Peak Mini^	3	May-2027	68	59	(9)
PJM Western Hub Real-Time Peak Mini^	3	Apr-2027	75	65	(10)
PJM Western Hub Real-Time Peak Mini^	3	Mar-2027	78	68	(10)
PJM Western Hub Real-Time Peak Mini^	3	Feb-2027	68	82	14
PJM Western Hub Real-Time Peak Mini^	3	Jan-2027	68	99	31
PJM Western Hub Real-Time Peak Mini^	3	Oct-2027	71	67	(4)
PJM Western Hub Real-Time Peak Mini^	3	Sep-2027	71	69	(2)
PJM Western Hub Real-Time Peak Mini^	3	Nov-2027	71	67	(4)
PJM Western Hub Real-Time Peak Mini^	3	Dec-2027	78	85	7
Silver^	2	Sep-2026	857	765	(92)
Silver^	8	Jul-2026	2,872	3,035	163
Soybean^	130	Jul-2026	7,509	7,714	205
Soybean Meal^	99	Jul-2026	3,210	3,265	55
Soybean Oil^	66	Jul-2026	3,065	3,077	12
Sugar No. 11^	31	Jul-2026	519	488	(31)
Sugar No. 11^	110	Oct-2026	1,839	1,791	(48)
U.S. 2-Year Treasury Notes	253	Sep-2026	52,177	52,260	83
U.S. 5-Year Treasury Notes	429	Sep-2026	45,835	45,993	158
Wheat^	82	Jul-2026	2,647	2,504	(143)
WTI Crude Oil^	25	Aug-2026	1,615	2,133	518

SEI Institutional Investments Trust	389

SCHEDULE OF INVESTMENTS

May 31, 2026

Multi-Asset Real Return Fund (Concluded)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
WTI Crude Oil^	161	Jul-2026	$15,029	$14,065	$(964)
			279,057	276,250	(2,831)
Short Contracts
Coffee C^	(29)	Jul-2026	$(3,037)	$(2,888)	$149
E-Mini S&P Select Sector Consumer Discretionary	(333)	Jun-2026	(76,668)	(81,472)	(4,804)
LME Lead^	(26)	Sep-2026	(1,281)	(1,318)	(37)
MSCI EAFE Index	(52)	Jun-2026	(7,636)	(8,089)	(453)
Natural Gas^	(16)	Jun-2027	(501)	(492)	9
Palladium^	(7)	Sep-2026	(986)	(967)	19
Platinum^	(3)	Jul-2026	(280)	(289)	(9)
S&P 500 Index E-Mini	(67)	Jun-2026	(22,701)	(25,446)	(2,745)
U.S. 10-Year Treasury Notes	(2)	Sep-2026	(218)	(220)	(2)
U.S. Long Treasury Bonds	(31)	Sep-2026	(3,462)	(3,479)	(17)
U.S. Ultra Long Treasury Bonds	(9)	Sep-2026	(1,024)	(1,030)	(6)
Ultra 10-Year U.S. Treasury Notes	(78)	Sep-2026	(8,752)	(8,742)	10
Wheat^	(54)	Jul-2026	(1,593)	(1,648)	(55)
			(128,139)	(136,080)	(7,941)
			$150,918	$140,170	$(10,772)

A list of the open forward foreign currency contracts held by the Fund at May 31, 2026, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	07/09/26	AUD	257	USD	184	$(1)
Brown Brothers Harriman	07/15/26	EUR	122	USD	144	2
						$1

A list of the open centrally cleared swap agreements held by the Fund at May 31, 2026, is as follows:

Credit Default Swap - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
ITRAXX-AUSTRALIA.S45	1.00%	Quarterly	06/20/2031	$11,290	$(141)	$(69)	$(72)

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX.NA.IG.S46.V1-5Y	1.00%	Quarterly	06/20/2031	$11,290	$253	$184	$69

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.1650%	SOFR	Annually	10/04/2026	USD	7,010	$63	$70	$(7)
1.4550%	SOFR	Annually	11/08/2026	USD	1,040	11	12	(1)
1.4725%	SOFR	Annually	11/09/2026	USD	1,230	12	14	(2)
2.2275%	SOFR	Annually	04/04/2027	USD	3,640	48	56	(8)
0.0275%	SOFR	Annually	06/05/2027	USD	15,050	574	576	(2)
1.9950%	SOFR	Annually	07/12/2027	USD	720	15	16	(1)
1.7600%	SOFR	Annually	06/04/2029	USD	5,145	306	295	11
1.2925%	SOFR	Annually	09/27/2029	USD	2,440	196	185	11
1.3945%	SOFR	Annually	05/21/2031	USD	17,160	1,917	1,722	195
2.4095%	SOFR	Annually	11/10/2035	USD	1,300	167	132	35

390	SEI Institutional Investments Trust

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.401%	CPI	Annually	07/15/2028	USD	82,145	$5,131	$–	$5,131
						$8,440	$3,078	$5,362

Percentages are based on Net Assets of $884,549 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
^	Security, or a portion thereof, is held by the MARR Commodity Strategy Subsidiary, Ltd. as of May 31, 2026.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	Security, or a portion thereof, has been pledged as collateral on open swap agreements. The total market value of such securities as of May 31, 2026 was $2,904 ($ Thousands)..
(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of May 31, 2026 was $13,053 ($ Thousands).
(D)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(E)	Security, or portion thereof, has been pledged as collateral on securities sold short. The total market value of such securities as of May 31, 2026 was $65,131 ($ Thousands).
(F)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2026, the value of these securities amounted to $62,759 ($ Thousands), representing 7.1% of the Net Assets of the Fund.
(G)	Perpetual security with no stated maturity date.
(H)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(I)	No interest rate available.
(J)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The following is a summary of the level of inputs used as of May 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
U.S. Treasury Obligations	–	489,646	–	489,646
Common Stock	259,228	–	–	259,228
Corporate Obligations	–	46,196	–	46,196
Asset-Backed Securities	–	28,010	–	28,010
U.S. Government Agency Obligations	–	17,600	–	17,600
Mortgage-Backed Securities	–	15,918	–	15,918
Sovereign Debt	–	2,736	–	2,736
Registered Investment Company	2,009	–	–	2,009
Rights	–	7	3	10
Total Investments in Securities	261,237	600,113	3	861,353
Securities Sold Short
Common Stock	(23,484)	–	–	(23,484)
Total Securities Sold Short	(23,484)	–	–	(23,484)
Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	4,111	–	–	4,111
Unrealized Depreciation	(14,883)	–	–	(14,883)
Forward Contracts*
Unrealized Appreciation	–	2	–	2
Unrealized Depreciation	–	(1)	–	(1)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	69	–	69
Unrealized Depreciation	–	(72)	–	(72)
Interest Rate Swaps*
Unrealized Appreciation	–	5,383	–	5,383
Unrealized Depreciation	–	(21)	–	(21)
Total Other Financial Instruments	(10,772)	5,360	–	(5,412)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1)	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust	391

SCHEDULE OF INVESTMENTS

May 31, 2026

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
DOP — Dominican Peso
EGP — Egyptian Pound
EUR — Euro
GBP — British Pound
GHS — Ghanaian Cedi
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
KZT — Kazakhstani Tenge
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
TWD — Taiwan Dollar
UAH — Ukrainian Hryvnia
UGX — Ugandan Shilling
USD — U.S. Dollar
UYU — Uruguayan Peso
ZAR — South African Rand
ZMW — Zambian Zwacha

Portfolio Abbreviations
ADR — American Depositary Receipt
ARM — Adjustable Rate Mortgage
BA — Bankers Acceptance
BAMD— Bank of America (CDS reference entity)
BIST TLREF— Borsa İstanbul Turkish Lira Overnight Reference Rate Index
BPS — Basis Points
BUBOR — Budapest Interbank Offered Rate
BZDIOVRA— Brazilian Financial Market Index
CETIP — Central of Custody and Financial Settlement of Securities
Cl — Class
CLICP — Chile Indice de Camara Promedio Interbank Overnight Index
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
CNRR007 — 7-Day China Fixing Repo Rates
COOVIBR— Colombian Overnight Interbank Reference Rate
CPI — Consumer Price Index
DAC — Designated Activity Company
ETF — Exchange-Traded Fund
EURIBOR — Euro London Interbank Offered Rate
FBIL — Financial Benchmarks India Pvt. Ltd.
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GDR — Global Depositary Receipt
GNMA — Government National Mortgage Association
H15T5Y— 5 Year US Treasury Yield Curve Constant Maturity Rate
IBR — Reference Bank Indicator
Inc — Incorporated
IO — Interest Only — face amount represents notional amount
JIBAR — Johannesburg Interbank Average Rate
JPOIS — Japan Overnight Index Swap
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
LLLP — Limited Liability Limited Partnership
LP — Limited Partnership
MEXIBOR — Mexican Interbank Offered Rate
MIBOR — Mumbai Interbank Overnight Rate
MORD — Republic of Moldova
MTN — Medium Term Note
MXIBTIEF — Mexican Overnight Indexed Swap
MXN - TIIE — Mexican Interbank TIIE 28-Day
NVDR — Non-Voting Depository Receipt
OIS — Overnight Index Swap
OMO — Open Market Operation
OTC — Over The Counter
PIK — Payment-in-Kind
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
PO — Principal Only
PRIBOR — Prague Interbank Offered Rate
QPSC — Qatari Joint-Stock Company
RB — Revenue Bond
REIT — Real Estate Investment Trust
SARL — Private Limited Company
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFR90A — Secured Overnight Financing Rate 90-day Average
SOFRINDX — Custom SOFR Index
SONIA — Sterling Overnight Index Average
TBA — To Be Announced
TELBOR — Tel Aviv Interbank Offered Rate
THOR — Thai Overnight Repurchase Rate
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
UMBS — Uniform Mortgage-Backed Securities
WIBOR— Warsaw Interbank Offered Rate
ZARONIA— South African Rand Overnight Index Average

392	SEI Institutional Investments Trust

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

May 31, 2026

	Large Cap Fund	Large Cap Disciplined Equity Fund
Assets:
Investments, at value †	$621,433	$1,403,156
Affiliated investments, at value ††	12,671	28,881
Cash and cash equivalents	–	–
Cash pledged as collateral on futures contracts	601	697
Receivable for fund shares sold	706	111
Receivable for investment securities sold	722	1,960
Dividends and interest receivable	680	1,537
Foreign tax reclaim receivable	137	40
Receivable for variation margin on futures contracts	17	20
Prepaid expenses	6	12
Total Assets	636,973	1,436,414
Liabilities:
Payable for investment securities purchased	757	193
Payable for fund shares redeemed	571	2,471
Payable to custodian - overdraft	1	9
Swap contracts, at value ††††	–	7,950
Payable for variation margin on futures contracts	–	–
Investment advisory fees payable	92	205
Trustees fees payable	4	10
CCO fees payable	2	4
Rating fees payable	–	–
Accrued expense payable	16	31
Total Liabilities	1,443	10,873
Net Assets	$635,530	$1,425,541
† Cost of investments	$384,386	$970,200
†† Cost of affiliated investments	12,671	28,881
†††† Cost (Premiums received)	–	–
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$347,568	$900,691
Total distributable earnings	287,962	524,850
Net Assets	$635,530	$1,425,541
Net Asset Value, Offering and Redemption Price Per Share — Class A	$14.29	$11.88
	($635,530,463 ÷ 44,467,858 shares)	($1,425,541,175 ÷ 119,970,718 shares)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

394	SEI Institutional Investments Trust

Large Cap Index Fund	S&P 500 Index Fund	Extended Market Index Fund	Small Cap Fund	Small Cap II Fund	Small/Mid Cap Equity Fund	U.S. Equity Factor Allocation Fund
$1,915,131	$4,405,522	$1,260,833	$190,197	$236,150	$782,067	$3,828,430
27,320	71,220	14,778	4,193	6,127	23,419	30,519
–	–	–	–	–	–	11,617
1,755	5,386	955	98	217	552	2,068
–	203	47	65	1,270	419	93,784
14,366	103,236	35,973	512	776	6,340	–
1,697	4,042	908	212	201	737	3,554
7	24	3	–	–	1	10
51	159	9	–	–	6	61
17	39	11	2	2	8	28
1,960,344	4,589,831	1,313,517	195,279	244,743	813,549	3,970,071

–	–	–	529	887	4,112	85,918
960	80,862	32,372	–	298	5,031	3,935
3	6	3	–	–	2	–
–	–	–	–	–	–	–
–	–	49	8	17	25	–
16	39	33	66	78	270	–
13	32	9	1	2	6	24
6	14	4	1	1	3	11
80	–	–	–	–	–	–
45	463	88	6	8	20	52
1,123	81,416	32,558	611	1,291	9,469	89,940
$1,959,221	$4,508,415	$1,280,959	$194,668	$243,452	$804,080	$3,880,131
$270,530	$1,066,781	$683,276	$157,307	$176,262	$614,328	$2,785,533
27,104	71,220	13,916	4,193	6,127	23,419	30,519
–	–	–	–	–	–	–

$251,299	$885,144	$663,452	$139,812	$151,332	$572,578	$2,726,376
1,707,922	3,623,271	617,507	54,856	92,120	231,502	1,153,755
$1,959,221	$4,508,415	$1,280,959	$194,668	$243,452	$804,080	$3,880,131
$219.42	$23.15	$20.15	$13.62	$12.92	$10.75	$18.04
($1,959,221,055 ÷ 8,929,247 shares)	($4,508,415,020 ÷ 194,728,704 shares)	($1,280,959,283 ÷ 63,584,713 shares)	($194,667,602 ÷ 14,289,771 shares)	($243,452,042 ÷ 18,841,007 shares)	($804,080,241 ÷ 74,826,400 shares)	($3,880,130,648 ÷ 215,052,204 shares)

SEI Institutional Investments Trust	395

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

May 31, 2026

	U.S. Managed Volatility Fund	Global Managed Volatility Fund
Assets:
Investments, at value †	$375,268	$1,766,188
Affiliated investments, at value ††	7,966	4,820
Repurchase agreements†	–	–
Cash and cash equivalents	–	5,032
Deposits from counterparty	–	–
Cash pledged as collateral on OTC swap contracts	–	–
Cash pledged as collateral on futures contracts	216	193
Cash pledged as collateral on forward foreign currency contracts	–	–
Cash pledged as collateral for TBA commitments	–	–
Foreign currency, at value †††	1	15,141
Receivable for fund shares sold	2,587	24,737
Receivable for investment securities sold	653	977
Dividends and interest receivable	626	5,048
Receivable for variation margin on futures contracts	6	23
Foreign tax reclaim receivable	1	6,218
Unrealized gain on forward foreign currency contracts	–	195
Unrealized gain on foreign spot currency contracts	–	4
Swap contracts, at value ††††	–	–
Prepaid expenses	2	16
Total Assets	387,326	1,828,592
Liabilities:
Payable for fund shares redeemed	1,643	5,411
Payable for investment securities purchased	1,561	3,736
Income distribution payable	–	–
Swap contracts, at value ††††	–	–
Options and swaptions written, at value ^^	–	–
Payable to custodian - overdraft	–	–
Payable for variation margin on futures contracts	–	–
Unrealized loss on foreign currency spot contracts	–	5
Unrealized loss on forward foreign currency contracts	–	1,757
Investment advisory fees payable	54	321
Trustees fees payable	3	12
CCO fees payable	1	6
Due to broker	–	–
Accrued expense payable	8	58
Accrued foreign capital gains tax on appreciated securities	–	–
Total Liabilities	3,270	11,306
Net Assets	$384,056	$1,817,286
† Cost of investments	$323,480	$1,487,154
†† Cost of affiliated investments	7,966	4,820
††† Cost of foreign currency	1	15,153
†††† Cost (Premiums received)	–	–
^^ Premiums received from written options and swaptions	–	–
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$327,578	$1,432,497
Total distributable earnings (accumulated losses)	56,478	384,789
Net Assets	$384,056	$1,817,286
Net Asset Value, Offering and Redemption Price Per Share — Class A	$6.74	$12.34
	($384,056,245 ÷ 56,975,521 shares)	($1,817,286,205 ÷ 147,297,484 shares)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

396	SEI Institutional Investments Trust

World Equity Ex-US Fund	Screened World Equity Ex-US Fund	Emerging Markets Equity Fund	Opportunistic Income Fund	Core Fixed Income Fund	High Yield Bond Fund	Long Duration Fund
$8,945,026	$163,063	$719,172	$377,310	$10,322,804	$2,029,620	$766,131
110,672	2,841	5,111	12,806	522,400	73,989	17,965
–	–	–	1,800	–	–	–
168,510	1,976	10,221	14	3,381	–	–
–	–	–	–	1,600	–	–
18,240	490	–	–	–	–	–
8,048	123	274	–	3,390	–	750
–	–	–	–	–	120	–
–	–	–	–	5,233	–	–
19,243	355	5,006	–	–	–	–
1,089	–	199	1,172	78,787	3,633	14,118
256,675	2,172	6,514	3,824	221,199	5,028	14,085
25,819	589	2,268	1,744	60,092	32,078	8,022
885	3	–	1	399	–	47
40,181	693	142	3	440	88	29
–	–	–	–	–	–	–
–	–	–	–	–	–	–
4,649	–	–	–	–	–	–
77	1	6	4	88	18	7
9,599,114	172,306	748,913	398,678	11,219,813	2,144,574	821,154

41,211	24	580	3,798	5,667	4,545	32,967
268,940	2,023	9,166	9,899	1,219,626	30,882	18,222
–	–	–	–	2,242	660	–
21,805	679	–	–	–	–	–
–	–	–	–	236	–	–
–	–	–	–	–	171	1,643
89	1	7	2	78	5	21
3	–	19	–	–	–	–
–	–	–	–	–	1	–
2,024	31	303	73	756	443	74
62	1	5	3	68	14	5
28	1	2	1	31	7	2
–	–	–	–	660	–	–
510	49	172	48	319	99	41
2,863	65	725	–	–	–	–
337,535	2,874	10,979	13,824	1,229,683	36,827	52,975
$9,261,579	$169,432	$737,934	$384,854	$9,990,130	$2,107,747	$768,179
$7,077,177	$136,771	$488,499	$381,930	$10,448,157	$1,999,433	$797,510
110,672	2,841	5,111	12,806	522,400	73,989	17,965
19,111	349	4,747	–	–	–	–
–	–	–	–	–	–	–
–	–	–	–	(275)	–	–

$6,292,284	$126,551	$433,631	$424,591	$11,378,024	$2,785,480	$975,473
2,969,295	42,881	304,303	(39,737)	(1,387,894)	(677,733)	(207,294)
$9,261,579	$169,432	$737,934	$384,854	$9,990,130	$2,107,747	$768,179
$15.55	$13.05	$12.16	$7.99	$8.85	$6.93	$5.80
($9,261,578,731 ÷ 595,678,396 shares)	($169,432,155 ÷ 12,981,227 shares)	($737,934,320 ÷ 60,670,345 shares)	($384,854,089 ÷ 48,166,696 shares)	($9,990,129,811 ÷ 1,128,394,436 shares)	($2,107,747,436 ÷ 304,047,071 shares)	($768,178,940 ÷ 132,528,240 shares)

SEI Institutional Investments Trust	397

STATEMENTS OF ASSETS AND LIABILITIES / CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

May 31, 2026

	Long Duration Credit Fund	Ultra Short Duration Bond Fund
Assets:
Investments, at value †	$2,866,733	$354,800
Affiliated investments, at value ††	25,265	447
Repurchase agreements†	–	3,000
Cash and cash equivalents	309	19
Deposits from counterparty	–	–
Cash pledged as collateral on futures contracts	1,400	46
Cash pledged as collateral on forward foreign currency contracts	–	–
Cash pledged as collateral on centrally cleared swap contracts	–	–
Cash pledged as collateral for TBA commitments	–	–
Foreign currency, at value †††	–	–
Receivable for fund shares sold	2,746	1,234
Dividends and interest receivable	34,078	2,477
Receivable for investment securities sold	3,936	5,367
Foreign tax reclaim receivable	678	39
Receivable for variation margin on futures contracts	118	2
Unrealized gain on forward foreign currency contracts	–	–
Unrealized gain on foreign spot currency contracts	–	–
Swap contracts, at value ††††	–	–
Receivable for variation margin on swap contracts	–	–
Due from broker	–	–
Prepaid expenses	27	3
Total Assets	2,935,290	367,434
Liabilities:
Payable for investment securities purchased	16,295	7,211
Payable for fund shares redeemed	3,921	2,323
Payable for variation margin on futures contracts	83	1
Payable for securities sold short@	–	–
Income distribution payable	–	17
Swap contracts, at value ††††	–	–
Options and swaptions written, at value ^^	–	–
Payable for variation margin on swap contracts	–	–
Unrealized loss on foreign currency spot contracts	–	–
Unrealized loss on forward foreign currency contracts	–	–
Investment advisory fees payable	294	28
Trustees fees payable	20	3
CCO fees payable	9	1
Due to broker	–	–
Accrued expense payable	100	33
Total Liabilities	20,722	9,617
Net Assets	$2,914,568	$357,817
† Cost of investments	$3,144,534	$358,733
†† Cost of affiliated investments	25,265	447
††† Cost of foreign currency	–	–
†††† Cost (Premiums received)	–	–
^ Cost of purchased options and swaptions	–	–
^^ Premiums received from written options and swaptions	–	–
@Proceeds from securities sold short	–	–
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$3,729,770	$367,300
Total distributable earnings (accumulated losses)	(815,202)	(9,483)
Net Assets	$2,914,568	$357,817
Net Asset Value, Offering and Redemption Price Per Share — Class A	$7.72	$9.96
	($2,914,568,437 ÷ 377,636,662 shares)	($357,817,445 ÷ 35,929,782 shares)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

398	SEI Institutional Investments Trust

Emerging Markets Debt Fund	Real Return Fund	Limited Duration Bond Fund	Intermediate Duration Credit Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund
$1,713,491	$271,499	$1,872,194	$3,498,919	$1,747,558	$861,353
–	–	161,623	34,016	31,373	–
–	–	–	–	–	–
35,741	1,579	253	304	241,970	33,630
–	–	–	–	822	–
207	–	1,635	–	34,752	8,157
12,434	–	–	–	–	–
11,678	–	–	–	67,038	–
–	–	290	–	–	–
2,680	–	–	–	–	–
813	1,712	1,878	3,008	240	1,508
34,389	597	12,512	37,466	2,213	2,085
2,620	–	25,762	25,209	–	802
–	–	114	–	8	1
–	–	49	18	921	1,484
12,927	–	–	–	–	2
140	–	–	–	–	–
1,396	–	–	–	–	–
448	–	–	–	1,627	6
–	–	–	–	–	2,079
16	2	16	34	17	7
1,828,980	275,389	2,076,326	3,598,974	2,128,539	911,114

14,603	–	218,016	45,129	–	948
5,409	609	34,148	11	9,223	8
6	–	21	90	76	1,686
–	–	–	–	–	23,484
–	–	252	–	–	–
618	–	40	–	11,726	–
1,096	–	–	–	8,429	–
480	–	–	–	1,541	39
80	–	–	–	–	–
12,442	–	–	–	–	1
544	–	125	360	18	134
12	2	13	24	14	6
6	1	6	11	6	3
1,945	–	63	–	224	219
213	6	64	104	39	37
37,454	618	252,748	45,729	31,296	26,565
$1,791,526	$274,771	$1,823,578	$3,553,245	$2,097,243	$884,549
$1,628,282	$270,097	$1,874,806	$3,595,402	$522,621	$738,878
–	–	161,623	34,016	31,373	–
1,774	–	–	–	–	–
(37)	–	(50)	–	–	–
1,918	–	–	–	–	–
(1,327)	–	–	–	(7,707)	–
–	–	–	–	–	(18,227)

$2,077,522	$283,861	$1,876,625	$4,028,491	$829,723	$988,006
(285,996)	(9,090)	(53,047)	(475,246)	1,267,520	(103,457)
$1,791,526	$274,771	$1,823,578	$3,553,245	$2,097,243	$884,549
$9.42	$9.44	$9.63	$8.84	$21.04	$7.97
($1,791,526,266 ÷ 190,252,372 shares)	($274,771,076 ÷ 29,112,230 shares)	($1,823,577,597 ÷ 189,439,134 shares)	($3,553,244,588 ÷ 401,911,258 shares)	($2,097,242,729 ÷ 99,695,903 shares)	($884,548,689 ÷ 110,992,146 shares)

SEI Institutional Investments Trust	399

STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended May 31, 2026

	Large Cap Fund	Large Cap Disciplined Equity Fund
Investment Income:
Dividends	$9,847	$18,176
Income from affiliated investments	593	1,331
Interest income	28	1,111
Less: foreign taxes withheld	(53)	(99)
Total Investment Income	10,415	20,519
Expenses:
Investment advisory fees	2,682	5,537
Administration fees	335	692
Trustees' fees	19	39
Chief compliance officer fees	5	11
Custodian/wire agent fees	25	55
Professional fees	20	43
Registration fees	10	17
Pricing fees	9	14
Printing fees	6	13
Proxy fees	1	2
Rating fees	–	–
Other expenses	26	25
Total Expenses	3,138	6,448
Less:
Waiver of investment advisory fees	(1,567)	(3,230)
Waiver of administration fees	(335)	(692)
Net Expenses	1,236	2,526
Net Investment Income	9,179	17,993
Net Realized Gain (Loss) on:
Investments	146,555	223,852
Affiliated investments	–	–
Futures contracts	3,120	5,241
Swap contracts	–	(2,635)
Net Realized Gain	149,675	226,458
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	8,232	115,833
Affiliated investments	–	–
Futures contracts	(841)	(1,941)
Swap contracts	–	(9,136)
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	(1)
Net Change in Unrealized Appreciation (Depreciation)	7,391	104,755
Net Realized and Unrealized Gain	157,066	331,213
Net Increase in Net Assets Resulting from Operations	$166,245	$349,206

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

400	SEI Institutional Investments Trust

Large Cap Index Fund	S&P 500 Index Fund	Extended Market Index Fund	Small Cap Fund	Small Cap II Fund	Small/Mid Cap Equity Fund	U.S. Equity Factor Allocation Fund
$21,845	$51,228	$13,793	$3,273	$3,720	$12,118	$41,558
1,417	3,186	635	153	206	988	1,110
98	219	47	6	9	31	419
(12)	(12)	(67)	(11)	(18)	(27)	(119)
23,348	54,621	14,408	3,421	3,917	13,110	42,968

946	1,327	1,457	1,277	1,603	5,769	7,578
946	2,211	607	98	123	444	1,516
53	126	35	6	7	25	87
15	35	10	2	2	7	26
75	173	47	7	9	35	56
57	137	38	6	7	27	100
25	56	15	3	3	11	31
25	35	32	9	8	12	32
18	43	12	2	2	8	30
3	8	2	–	–	2	5
180	888	–	–	–	–	–
60	137	160	4	5	28	80
2,403	5,176	2,415	1,414	1,769	6,368	9,541

(756)	(884)	(1,093)	(491)	(686)	(2,471)	(7,578)
(946)	(2,211)	(607)	(98)	(123)	(444)	(1,516)
701	2,081	715	825	960	3,453	447
22,647	52,540	13,693	2,596	2,957	9,657	42,521

223,369	596,222	125,157	44,690	46,016	83,374	162,688
32	–	–	–	–	–	–
7,295	18,976	5,736	544	1,132	3,916	5,279
–	–	–	–	–	–	–
230,696	615,198	130,893	45,234	47,148	87,290	167,967

226,607	491,124	178,712	5,866	26,447	64,584	592,116
(27)	–	20	–	–	–	–
601	1,287	(147)	(28)	(280)	(845)	(694)
–	–	–	–	–	–	–
–	–	–	–	–	–	–
227,181	492,411	178,585	5,838	26,167	63,739	591,422
457,877	1,107,609	309,478	51,072	73,315	151,029	759,389
$480,524	$1,160,149	$323,171	$53,668	$76,272	$160,686	$801,910

SEI Institutional Investments Trust	401

STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended May 31, 2026

	U.S. Managed Volatility Fund	Global Managed Volatility Fund	World Equity Ex-US Fund
Investment Income:
Dividends	$7,671	$56,951	$262,671
Income from affiliated investments	263	1,213	3,958
Interest income	8	264	7,919
Less: foreign taxes withheld	(30)	(3,928)	(30,616)
Total Investment Income	7,912	54,500	243,932
Expenses:
Investment advisory fees	1,827	12,106	47,918
Administration fees	166	931	4,356
Trustees' fees	9	53	249
Chief compliance officer fees	2	14	69
Pricing fees	11	23	96
Custodian/wire agent fees	10	197	1,646
Professional fees	9	55	270
Registration fees	8	26	106
Printing fees	3	17	83
Proxy fees	–	3	14
Other expenses	7	35	254
Total Expenses	2,052	13,460	55,061
Less:
Waiver of investment advisory fees	(1,249)	(8,131)	(26,267)
Waiver of administration fees	(166)	(931)	(4,356)
Net Expenses	637	4,398	24,438
Net Investment Income	7,275	50,102	219,494
Net Realized Gain (Loss) on:
Investments	74,224	185,959	1,543,190
Futures contracts	765	3,243	25,912
Foreign currency transactions	4	(137)	(3,720)
Foreign forward currency contracts	–	8,533	783
Purchased options and swaptions	–	–	–
Distributions from affiliated investments	–	–	1
Foreign capital gains tax	–	(17)	(18)
Written options and swaptions	–	–	–
Swap contracts	–	–	(7,023)
Net Realized Gain (Loss)	74,993	197,581	1,559,125
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(45,475)	34,688	388,635
Futures contracts	127	51	(93)
Purchased options and swaptions	–	–	–
Written options and swaptions	–	–	–
Swap contracts	–	–	(35,258)
Foreign capital gains tax on appreciated securities	–	–	(772)
Foreign currency translation of other assets and liabilities denominated in foreign currencies	(9)	(52)	763
Foreign forward currency contracts	–	(710)	–
Net Change in Unrealized Appreciation (Depreciation)	(45,357)	33,977	353,275
Net Realized and Unrealized Gain (Loss)	29,636	231,558	1,912,400
Net Increase in Net Assets Resulting from Operations	$36,911	$281,660	$2,131,894

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

402	SEI Institutional Investments Trust

Screened World Equity Ex-US Fund	Emerging Markets Equity Fund	Opportunistic Income Fund	Core Fixed Income Fund	High Yield Bond Fund	Long Duration Fund
$4,856	$21,941	$3	$–	$1,437	$–
147	294	665	13,898	2,478	520
108	374	24,763	424,098	176,362	34,517
(542)	(2,420)	–	(14)	(34)	(5)
4,569	20,189	25,431	437,982	180,243	35,032

1,098	5,917	1,896	29,045	10,103	2,008
84	348	211	4,841	1,036	335
5	20	12	278	59	19
1	5	3	77	16	6
17	12	209	569	238	100
167	725	17	392	82	28
5	21	13	310	65	23
2	10	5	114	27	7
2	7	4	93	20	7
–	1	1	17	3	1
24	13	7	170	37	10
1,405	7,079	2,378	35,906	11,686	2,544

(716)	(2,367)	(969)	(20,331)	(4,749)	(1,255)
(84)	(348)	(211)	(4,841)	(1,036)	(335)
605	4,364	1,198	10,734	5,901	954
3,964	15,825	24,233	427,248	174,342	34,078

28,474	197,370	(2,074)	(19,303)	(34,593)	(10,297)
1,080	3,916	73	(16,775)	108	(580)
(57)	(712)	–	24	69	–
(10)	–	–	–	(21)	–
–	–	–	122	–	–
–	–	–	–	–	–
–	(1,358)	–	–	–	–
–	–	–	(1,783)	–	–
1,072	–	–	–	–	–
30,559	199,216	(2,001)	(37,715)	(34,437)	(10,877)

4,339	102,446	(830)	93,787	1,795	8,461
18	321	(11)	1,765	2	307
–	–	–	(826)	–	–
–	–	–	39	–	–
(1,226)	–	–	–	–	–
(32)	1,839	–	–	–	–
9	234	12	(24)	2	–
7	(1)	–	–	39	–
3,115	104,839	(829)	94,741	1,838	8,768
33,674	304,055	(2,830)	57,026	(32,599)	(2,109)
$37,638	$319,880	$21,403	$484,274	$141,743	$31,969

SEI Institutional Investments Trust	403

STATEMENTS OF OPERATIONS / CONSOLIDATED STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended May 31, 2026

	Long Duration Credit Fund	Ultra Short Duration Bond Fund	Emerging Markets Debt Fund
Investment Income:
Dividends	$–	$–	$–
Income from affiliated investments	1,138	107	–
Interest income	158,979	16,843	135,206
Less: foreign taxes withheld	–	(4)	(1,496)
Total Investment Income	160,117	16,946	133,710
Expenses:
Investment advisory fees	9,236	556	10,516
Administration fees	1,539	185	876
Trustees' fees	88	11	50
Chief compliance officer fees	23	3	14
Pricing fees	168	108	125
Custodian/wire agent fees	121	14	615
Professional fees	94	11	55
Registration fees	42	6	22
Printing fees	29	3	17
Proxy fees	5	1	3
Dividend expense on securities sold short	–	–	–
Other expenses	58	7	32
Total Expenses	11,403	905	12,325
Less:
Waiver of investment advisory fees	(5,541)	(222)	(4,206)
Waiver of administration fees	(1,539)	(185)	(876)
Net Expenses	4,323	498	7,243
Net Investment Income	155,794	16,448	126,467
Net Realized Gain (Loss) on:
Investments	(94,070)	(328)	43,330
Futures contracts	(2,195)	14	1,273
Foreign currency transactions	–	–	2,471
Foreign forward currency contracts	–	–	3,852
Purchased options and swaptions	–	–	3,924
Foreign capital gains tax	–	–	(278)
Written options and swaptions	–	–	1,731
Swap contracts	–	–	771
Net Realized Gain (Loss)	(96,265)	(314)	57,074
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	167,815	(181)	88,001
Securities sold short	–	–	–
Futures contracts	(8)	(8)	52
Purchased options and swaptions	–	–	339
Written options and swaptions	–	–	137
Swap contracts	–	–	(5,195)
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	–	2,346
Foreign forward currency contracts	–	–	3,673
Net Change in Unrealized Appreciation (Depreciation)	167,807	(189)	89,353
Net Realized and Unrealized Gain (Loss)	71,542	(503)	146,427
Net Increase in Net Assets Resulting from Operations	$227,336	$15,945	$272,894

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

404	SEI Institutional Investments Trust

Real Return Fund	Limited Duration Bond Fund	Intermediate Duration Credit Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund
$–	$2	$–	$17,604	$5,497
–	1,905	1,703	963	–
12,723	82,799	185,662	12,124	27,113
–	–	–	(12)	(3)
12,723	84,706	187,365	30,679	32,607

589	4,744	9,776	11,366	4,413
134	949	1,955	947	401
8	54	111	54	23
2	14	29	15	6
3	121	134	22	67
5	75	156	41	35
8	58	115	60	26
3	27	54	18	10
3	18	36	18	8
–	3	7	3	1
–	–	3	–	251
5	36	74	56	14
760	6,099	12,450	12,600	5,255

(589)	(3,226)	(5,084)	(11,176)	(2,968)
(134)	(949)	(1,955)	(947)	(401)
37	1,924	5,411	477	1,886
12,686	82,782	181,954	30,202	30,721

(115)	10,080	(18,529)	7,877	8,519
–	(2,646)	(1,559)	46,132	42,744
–	–	–	(4)	63
–	–	–	–	(24)
–	(375)	–	16,401	185
–	–	–	–	–
–	–	–	(15,321)	8
–	3	–	43,327	(1,817)
(115)	7,062	(20,088)	98,412	49,678

(906)	(8,741)	61,852	369,440	18,308
–	–	–	–	(2,263)
–	77	347	50,610	(3,042)
–	89	–	837	–
–	–	–	(7,712)	–
–	13	–	(63,606)	3,142
–	–	–	958	–
–	–	–	–	(3)
(906)	(8,562)	62,199	350,527	16,142
(1,021)	(1,500)	42,111	448,939	65,820
$11,665	$81,282	$224,065	$479,141	$96,541

SEI Institutional Investments Trust	405

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended May 31,

	Large Cap Fund		Large Cap Disciplined Equity Fund
	06/01/25 to 05/31/26	06/01/24 to 05/31/25	06/01/25 to 05/31/26	06/01/24 to 05/31/25
Operations:
Net investment income	$9,179	$13,424	$17,993	$19,542
Net realized gain	149,675	112,681	226,458	136,088
Net change in unrealized appreciation (depreciation)	7,391	(27,223)	104,755	4,804
Net Increase in Net Assets Resulting from Operations	166,245	98,882	349,206	160,434
Distributions:
Class A	(177,559)	(94,582)	(185,988)	(230,152)
Total Distributions	(177,559)	(94,582)	(185,988)	(230,152)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	53,044	50,466	92,783	304,011
Reinvestment of dividends & distributions	173,460	88,093	175,510	209,822
Cost of shares redeemed	(383,176)	(138,432)	(324,017)	(311,556)
Net Increase (Decrease) from Class A Transactions	(156,672)	127	(55,724)	202,277
Net Increase (Decrease) in Net Assets	(167,986)	4,427	107,494	132,559
Net Assets
Beginning of Year	803,516	799,089	1,318,047	1,185,488
End of Year	$635,530	$803,516	$1,425,541	$1,318,047

(1)	See Note 7 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

406	SEI Institutional Investments Trust

Large Cap Index Fund		S&P 500 Index Fund		Extended Market Index Fund		Small Cap Fund		Small Cap II Fund
06/01/25 to 05/31/26	06/01/24 to 05/31/25	06/01/25 to 05/31/26	06/01/24 to 05/31/25	06/01/25 to 05/31/26	06/01/24 to 05/31/25	06/01/25 to 05/31/26	06/01/24 to 05/31/25	06/01/25 to 05/31/26	06/01/24 to 05/31/25
$22,647	$24,927	$52,540	$56,831	$13,693	$13,034	$2,596	$3,432	$2,957	$3,829
230,696	230,668	615,198	431,200	130,893	85,109	45,234	24,908	47,148	16,334
227,181	(9,524)	492,411	64,143	178,585	19,095	5,838	(15,946)	26,167	(18,221)
480,524	246,071	1,160,149	552,174	323,171	117,238	53,668	12,394	76,272	1,942

(267,849)	(237,580)	(473,059)	(888,026)	(122,694)	(126,969)	(39,868)	(9,305)	(23,086)	(25,152)
(267,849)	(237,580)	(473,059)	(888,026)	(122,694)	(126,969)	(39,868)	(9,305)	(23,086)	(25,152)

240,792	369,850	498,880	577,804	151,131	177,974	9,464	33,169	28,347	68,311
261,063	226,941	462,264	860,300	121,250	122,538	39,008	9,120	22,286	24,189
(707,553)	(495,441)	(1,316,840)	(1,243,109)	(314,221)	(325,178)	(118,882)	(41,685)	(112,528)	(64,154)
(205,698)	101,350	(355,696)	194,995	(41,840)	(24,666)	(70,410)	604	(61,895)	28,346
6,977	109,841	331,394	(140,857)	158,637	(34,397)	(56,610)	3,693	(8,709)	5,136

1,952,244	1,842,403	4,177,021	4,317,878	1,122,322	1,156,719	251,278	247,585	252,161	247,025
$1,959,221	$1,952,244	$4,508,415	$4,177,021	$1,280,959	$1,122,322	$194,668	$251,278	$243,452	$252,161

SEI Institutional Investments Trust	407

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended May 31,

	Small/Mid Cap Equity Fund		U.S. Equity Factor Allocation Fund		U.S. Managed Volatility Fund
	06/01/25 to 05/31/26	06/01/24 to 05/31/25	06/01/25 to 05/31/26	06/01/24 to 05/31/25	06/01/25 to 05/31/26	06/01/24 to 05/31/25
Operations:
Net investment income	$9,657	$9,473	$42,521	$30,324	$7,275	$17,355
Net realized gain	87,290	65,800	167,967	133,359	74,993	106,590
Net change in unrealized appreciation (depreciation)	63,739	(60,856)	591,422	115,614	(45,357)	(26,806)
Net Increase in Net Assets Resulting from Operations	160,686	14,417	801,910	279,297	36,911	97,139
Distributions:
Class A	(62,193)	(60,029)	(164,797)	(160,541)	(151,542)	(79,719)
Total Distributions	(62,193)	(60,029)	(164,797)	(160,541)	(151,542)	(79,719)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	117,285	168,064	932,887	1,118,662	184,686	73,022
Reinvestment of dividends & distributions	58,701	56,625	160,637	157,184	147,657	78,201
Cost of shares redeemed	(308,162)	(144,192)	(386,146)	(332,005)	(534,617)	(200,345)
Net Increase (Decrease) from Class A Transactions	(132,176)	80,497	707,378	943,841	(202,274)	(49,122)
Net Increase (Decrease) in Net Assets	(33,683)	34,885	1,344,491	1,062,597	(316,905)	(31,702)
Net Assets
Beginning of Year	837,763	802,878	2,535,640	1,473,043	700,961	732,663
End of Year	$804,080	$837,763	$3,880,131	$2,535,640	$384,056	$700,961

(1)	See Note 7 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

408	SEI Institutional Investments Trust

Global Managed Volatility Fund		World Equity Ex-US Fund		Screened World Equity Ex-US Fund		Emerging Markets Equity Fund
06/01/25 to 05/31/26	06/01/24 to 05/31/25	06/01/25 to 05/31/26	06/01/24 to 05/31/25	06/01/25 to 05/31/26	06/01/24 to 05/31/25	06/01/25 to 05/31/26	06/01/24 to 05/31/25
$50,102	$58,196	$219,494	$241,089	$3,964	$4,757	$15,825	$23,022
197,581	170,243	1,559,125	512,573	30,559	9,798	199,216	31,129
33,977	100,783	353,275	362,142	3,115	9,037	104,839	32,611
281,660	329,222	2,131,894	1,115,804	37,638	23,592	319,880	86,762

(244,825)	(209,560)	(1,002,471)	(300,352)	(25,849)	(6,655)	(159,752)	(48,673)
(244,825)	(209,560)	(1,002,471)	(300,352)	(25,849)	(6,655)	(159,752)	(48,673)

646,378	633,652	533,377	1,056,555	10,314	18,790	20,078	97,601
241,679	208,264	974,080	285,605	23,287	4,486	154,411	45,007
(1,198,079)	(895,365)	(1,787,666)	(1,462,952)	(51,809)	(20,780)	(364,109)	(325,966)
(310,022)	(53,449)	(280,209)	(120,792)	(18,208)	2,496	(189,620)	(183,358)
(273,187)	66,213	849,214	694,660	(6,419)	19,433	(29,492)	(145,269)

2,090,473	2,024,260	8,412,365	7,717,705	175,851	156,418	767,426	912,695
$1,817,286	$2,090,473	$9,261,579	$8,412,365	$169,432	$175,851	$737,934	$767,426

SEI Institutional Investments Trust	409

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended May 31,

	Opportunistic Income Fund		Core Fixed Income Fund		High Yield Bond Fund
	06/01/25 to 05/31/26	06/01/24 to 05/31/25	06/01/25 to 05/31/26	06/01/24 to 05/31/25	06/01/25 to 05/31/26	06/01/24 to 05/31/25
Operations:
Net investment income	$24,233	$25,992	$427,248	$365,974	$174,342	$182,269
Net realized gain (loss)	(2,001)	(1,282)	(37,715)	(93,812)	(34,437)	(49,423)
Net change in unrealized appreciation (depreciation)	(829)	1,425	94,741	181,468	1,838	45,440
Net Increase in Net Assets Resulting from Operations	21,403	26,135	484,274	453,630	141,743	178,286
Distributions:
Class A	(24,387)	(25,331)	(408,819)	(349,865)	(177,828)	(171,640)
Total Distributions	(24,387)	(25,331)	(408,819)	(349,865)	(177,828)	(171,640)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	86,383	106,387	1,756,884	2,006,419	303,416	343,704
Reinvestment of dividends & distributions	22,960	22,787	381,458	325,971	167,961	162,239
Cost of shares redeemed	(128,314)	(120,392)	(1,092,431)	(828,246)	(331,856)	(333,723)
Net Increase (Decrease) from Class A Transactions	(18,971)	8,782	1,045,911	1,504,144	139,521	172,220
Net Increase (Decrease) in Net Assets	(21,955)	9,586	1,121,366	1,607,909	103,436	178,866
Net Assets
Beginning of Year	406,809	397,223	8,868,764	7,260,855	2,004,311	1,825,445
End of Year	$384,854	$406,809	$9,990,130	$8,868,764	$2,107,747	$2,004,311

(1)	See Note 7 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

410	SEI Institutional Investments Trust

Long Duration Fund		Long Duration Credit Fund		Ultra Short Duration Bond Fund		Emerging Markets Debt Fund
06/01/25 to 05/31/26	06/01/24 to 05/31/25	06/01/25 to 05/31/26	06/01/24 to 05/31/25	06/01/25 to 05/31/26	06/01/24 to 05/31/25	06/01/25 to 05/31/26	06/01/24 to 05/31/25
$34,078	$20,021	$155,794	$155,151	$16,448	$22,719	$126,467	$124,374
(10,877)	(19,779)	(96,265)	(83,403)	(314)	(470)	57,074	(42,760)
8,768	3,967	167,807	9,933	(189)	2,877	89,353	76,912
31,969	4,209	227,336	81,681	15,945	25,126	272,894	158,526

(34,083)	(20,029)	(155,868)	(155,175)	(16,201)	(22,014)	(153,487)	(95,637)
(34,083)	(20,029)	(155,868)	(155,175)	(16,201)	(22,014)	(153,487)	(95,637)

340,623	1,026,212	560,126	571,189	65,231	144,207	186,692	175,808
34,083	19,832	154,943	154,887	16,037	21,853	144,556	89,279
(99,416)	(918,196)	(882,398)	(801,508)	(178,738)	(215,615)	(335,480)	(286,546)
275,290	127,848	(167,329)	(75,432)	(97,470)	(49,555)	(4,232)	(21,459)
273,176	112,028	(95,861)	(148,926)	(97,726)	(46,443)	115,175	41,430

495,003	382,975	3,010,429	3,159,355	455,543	501,986	1,676,351	1,634,921
$768,179	$495,003	$2,914,568	$3,010,429	$357,817	$455,543	$1,791,526	$1,676,351

SEI Institutional Investments Trust	411

STATEMENTS OF CHANGES IN NET ASSETS / CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($Thousands)
For the years ended May 31,

	Real Return Fund		Limited Duration Bond Fund
	06/01/25 to 05/31/26	06/01/24 to 05/31/25	06/01/25 to 05/31/26	06/01/24 to 05/31/25
Operations:
Net investment income	$12,686	$9,373	$82,782	$96,564
Net realized gain (loss)	(115)	(2,409)	7,062	7,134
Net change in unrealized appreciation (depreciation)	(906)	10,704	(8,562)	22,052
Net Increase in Net Assets Resulting from Operations	11,665	17,668	81,282	125,750
Distributions:
Class A	(10,390)	(10,596)	(80,581)	(94,200)
Total Distributions	(10,390)	(10,596)	(80,581)	(94,200)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	50,872	27,311	320,926	458,068
Reinvestment of dividends & distributions	10,268	10,144	77,402	93,652
Cost of shares redeemed	(41,793)	(61,727)	(542,589)	(841,943)
Net Increase (Decrease) from Class A Transactions	19,347	(24,272)	(144,261)	(290,223)
Net Increase (Decrease) in Net Assets	20,622	(17,200)	(143,560)	(258,673)
Net Assets
Beginning of Year	254,149	271,349	1,967,138	2,225,811
End of Year	$274,771	$254,149	$1,823,578	$1,967,138

(1)	See Note 7 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

412	SEI Institutional Investments Trust

Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund
06/01/25 to 05/31/26	06/01/24 to 05/31/25	06/01/25 to 05/31/26	06/01/24 to 05/31/25	06/01/25 to 05/31/26	06/01/24 to 05/31/25
$181,954	$187,022	$30,202	$31,770	$30,721	$30,925
(20,088)	(33,218)	98,412	228,096	49,678	17,743
62,199	64,957	350,527	533	16,142	(17,617)
224,065	218,761	479,141	260,399	96,541	31,051

(181,975)	(187,089)	(237,569)	(420,677)	(23,184)	(35,945)
(181,975)	(187,089)	(237,569)	(420,677)	(23,184)	(35,945)

444,164	827,711	272,096	194,150	174,567	125,496
181,270	186,715	227,975	388,823	21,059	32,767
(1,238,075)	(897,562)	(329,242)	(439,220)	(166,389)	(176,761)
(612,641)	116,864	170,829	143,753	29,237	(18,498)
(570,551)	148,536	412,401	(16,525)	102,594	(23,392)

4,123,796	3,975,260	1,684,842	1,701,367	781,955	805,347
$3,553,245	$4,123,796	$2,097,243	$1,684,842	$884,549	$781,955

SEI Institutional Investments Trust	413

FINANCIAL HIGHLIGHTS

For the years ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets#*	Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income to Average Net Assets~	Portfolio Turnover Rate†
Large Cap Fund
Class A
2026	$15.43	$0.21	$3.49	$3.70	$(0.21)	$(4.63)	$(4.84)	$14.29	27.69%	$635,530	0.18%	0.47%	1.37%	81%
2025	15.37	0.26	1.67	1.93	(0.27)	(1.60)	(1.87)	15.43	12.92	803,516	0.18	0.47	1.63	85
2024	13.18	0.27	3.04	3.31	(0.26)	(0.86)	(1.12)	15.37	26.05	799,089	0.18	0.47	1.87	77
2023	15.07	0.27	(0.45)	(0.18)	(0.27)	(1.44)	(1.71)	13.18	(0.74)	704,477	0.18	0.47	1.99	88
2022	18.68	0.27	(0.36)	(0.09)	(0.27)	(3.25)	(3.52)	15.07	(1.96)	773,846	0.18	0.47	1.56	76
Large Cap Disciplined Equity Fund
Class A
2026	$10.62	$0.15	$2.72	$2.87	$(0.37)	$(1.24)	$(1.61)	$11.88	28.79%	$1,425,541	0.18%	0.47%	1.30%	111%
2025	11.34	0.17	1.29	1.46	(0.36)	(1.82)	(2.18)	10.62	13.18	1,318,047	0.18	0.47	1.54	113
2024	9.18	0.18	2.49	2.67	(0.44)	(0.07)	(0.51)	11.34	29.65	1,185,488	0.18	0.47	1.76	137
2023	9.58	0.14	(0.05)	0.09	(0.18)	(0.31)	(0.49)	9.18	1.27	1,276,028	0.17	0.47	1.56	118
2022	12.65	0.15	0.21	0.36	(0.31)	(3.12)	(3.43)	9.58	0.39	1,389,157	0.17	0.47	1.28	146
Large Cap Index Fund
Class A
2026	$197.21	$2.50	$50.51	$53.01	$(2.59)	$(28.21)	$(30.80)	$219.42	28.79%	$1,959,221	0.04%	0.13%	1.20%	10%
2025	199.60	2.78	23.84	26.62	(2.81)	(26.20)	(29.01)	197.21	13.57	1,952,244	0.04	0.13	1.36	16
2024	176.71	2.83	43.82	46.65	(2.70)	(21.06)	(23.76)	199.60	28.03	1,842,403	0.04	0.13	1.50	12
2023	201.38	2.94	(0.53)	2.41	(2.94)	(24.14)	(27.08)	176.71	2.39	1,659,371	0.05	0.14	1.62	11
2022	226.91	3.06	(6.83)	(3.77)	(3.13)	(18.63)	(21.76)	201.38	(2.74)	1,919,037	0.04	0.13	1.34	18
S&P 500 Index Fund
Class A
2026	$20.01	$0.26	$5.36	$5.62	$(0.25)	$(2.23)	$(2.48)	$23.15	29.66%	$4,508,415	0.05%	0.12%	1.19%	5%
2025	22.25	0.29	2.63	2.92	(0.31)	(4.85)	(5.16)	20.01	13.45	4,177,021	0.05	0.12	1.33	5
2024	19.10	0.32	4.80	5.12	(0.31)	(1.66)	(1.97)	22.25	28.10	4,317,878	0.05	0.12	1.53	6
2023	20.36	0.31	0.11	0.42	(0.30)	(1.38)	(1.68)	19.10	2.82	4,393,830	0.06	0.13	1.66	6
2022	21.82	0.30	(0.22)	0.08	(0.30)	(1.24)	(1.54)	20.36	(0.33)	5,106,116	0.05	0.12	1.33	11
Extended Market Index Fund
Class A
2026	$17.15	$0.21	$4.76	$4.97	$(0.20)	$(1.77)	$(1.97)	$20.15	30.41%	$1,280,959	0.06%	0.20%	1.13%	23%
2025	17.56	0.20	1.59	1.79	(0.22)	(1.98)	(2.20)	17.15	9.88	1,122,322	0.06	0.20	1.14	21
2024	14.39	0.21	3.32	3.53	(0.21)	(0.15)	(0.36)	17.56	24.71	1,156,719	0.06	0.20	1.29	34
2023	15.51	0.20	(0.70)	(0.50)	(0.20)	(0.42)	(0.62)	14.39	(3.11)	1,195,076	0.06	0.20	1.37	34
2022	22.89	0.19	(3.90)	(3.71)	(0.21)	(3.46)	(3.67)	15.51	(18.88)	1,453,682	0.05	0.19	0.96	49
Small Cap Fund
Class A
2026	$13.25	$0.18	$3.47	$3.65	$(0.16)	$(3.12)	$(3.28)	$13.62	30.52%	$194,668	0.42%	0.72%	1.32%	125%
2025	13.27	0.18	0.30	0.48	(0.28)	(0.22)	(0.50)	13.25	3.57	251,278	0.42	0.72	1.32	90
2024	10.83	0.16	2.42	2.58	(0.14)	—	(0.14)	13.27	23.93	247,585	0.44	0.72	1.30	108
2023	12.59	0.15	(0.97)	(0.82)	(0.16)	(0.78)	(0.94)	10.83	(6.73)	211,460	0.44	0.72	1.27	114
2022	18.54	0.15	(1.46)	(1.31)	(0.16)	(4.48)	(4.64)	12.59	(9.62)	227,791	0.44	0.72	0.94	120

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.

#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.

~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

414	SEI Institutional Investments Trust

FINANCIAL HIGHLIGHTS

For the years ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets#*	Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income to Average Net Assets~	Portfolio Turnover Rate†
Small Cap II Fund
Class A
2026	$10.38	$0.14	$3.53	$3.67	$(0.16)	$(0.97)	$(1.13)	$12.92	36.88%	$243,452	0.39%	0.72%	1.20%	104%
2025	11.32	0.16	(0.03)	0.13	(0.17)	(0.90)	(1.07)	10.38	0.67	252,161	0.40	0.72	1.43	94
2024	9.67	0.14	2.04	2.18	(0.14)	(0.39)	(0.53)	11.32	22.95	247,025	0.43	0.72	1.37	101
2023	10.58	0.11	(0.60)	(0.49)	(0.12)	(0.30)	(0.42)	9.67	(4.65)	249,026	0.43	0.72	1.12	107
2022	15.16	0.10	(1.51)	(1.41)	(0.10)	(3.07)	(3.17)	10.58	(11.14)	324,229	0.43	0.72	0.75	130
Small/Mid Cap Equity Fund
Class A
2026	$9.64	$0.11	$1.75	$1.86	$(0.08)	$(0.67)	$(0.75)	$10.75	20.06%	$804,080	0.39%	0.72%	1.09%	76%
2025	10.28	0.12	0.03	0.15	(0.18)	(0.61)	(0.79)	9.64	1.24	837,763	0.40	0.72	1.16	67
2024	8.57	0.12	1.72	1.84	(0.13)	—	(0.13)	10.28	21.55	802,878	0.41	0.72	1.31	81
2023	10.10	0.14	(0.98)	(0.84)	(0.14)	(0.55)	(0.69)	8.57	(8.40)	771,014	0.41	0.72	1.49	79
2022	14.11	0.12	(0.77)	(0.65)	(0.11)	(3.25)	(3.36)	10.10	(6.47)	944,301	0.42	0.72	1.00	82
U.S. Equity Factor Allocation Fund
Class A
2026	$14.73	$0.23	$3.97	$4.20	$(0.22)	$(0.67)	$(0.89)	$18.04	29.36%	$3,880,131	0.01%	0.31%	1.40%	45%
2025	13.75	0.22	1.89	2.11	(0.20)	(0.93)	(1.13)	14.73	15.71	2,535,640	0.02	0.32	1.48	47
2024	10.90	0.21	2.84	3.05	(0.20)	—	(0.20)	13.75	28.22	1,473,043	0.02	0.32	1.67	50
2023	12.36	0.21	(0.35)	(0.14)	(0.21)	(1.11)	(1.32)	10.90	(0.57)	1,020,867	0.02	0.32	1.91	72
2022	15.37	0.23	0.05	0.28	(0.24)	(3.05)	(3.29)	12.36	0.10	949,390	0.02	0.32	1.61	64
U.S. Managed Volatility Fund
Class A
2026	$11.70	$0.19	$0.81	$1.00	$(0.26)	$(5.70)	$(5.96)	$6.74	11.83%	$384,056	0.19%	0.62%	2.19%	69%
2025	11.56	0.28	1.24	1.52	(0.29)	(1.09)	(1.38)	11.70	13.92	700,961	0.20	0.65	2.38	116
2024	11.23	0.29	1.48	1.77	(0.28)	(1.16)	(1.44)	11.56	16.97	732,663	0.20	0.72	2.55	59
2023	13.13	0.31	(0.76)	(0.45)	(0.31)	(1.14)	(1.45)	11.23	(3.75)	781,076	0.20	0.72	2.52	55
2022	15.29	0.35	0.36	0.71	(0.36)	(2.51)	(2.87)	13.13	4.71	887,170	0.20	0.72	2.47	55
Global Managed Volatility Fund
Class A
2026	$12.13	$0.33	$1.54	$1.87	$(0.31)	$(1.35)	$(1.66)	$12.34	16.57%	$1,817,286	0.24%	0.72%	2.69%	43%
2025	11.60	0.35	1.58	1.93	(0.40)	(1.00)	(1.40)	12.13	17.81	2,090,473	0.25 (2)	0.73	2.95	102
2024	10.66	0.34	1.30	1.64	(0.33)	(0.37)	(0.70)	11.60	15.84	2,024,260	0.24	0.72	3.04	57
2023	11.92	0.32	(0.41)	(0.09)	(0.66)	(0.51)	(1.17)	10.66	(0.62)	2,117,951	0.25	0.72	2.88	67
2022	13.21	0.32	0.26	0.58	(0.31)	(1.56)	(1.87)	11.92	4.25	2,457,371	0.25	0.72	2.49	56
World Equity Ex-US Fund
Class A
2026	$13.74	$0.37	$3.18	$3.55	$(0.47)	$(1.27)	$(1.74)	$15.55	27.47%	$9,261,579	0.28%	0.63%	2.52%	69%
2025	12.45	0.39	1.40	1.79	(0.43)	(0.07)	(0.50)	13.74	14.92	8,412,365	0.27	0.63	3.07	54
2024	10.71	0.34	1.75	2.09	(0.35)	—	(0.35)	12.45	19.71	7,717,705	0.28	0.63	2.98	76
2023	11.65	0.36	(0.78)	(0.42)	(0.28)	(0.24)	(0.52)	10.71	(3.47)	7,416,607	0.29	0.64	3.36	107
2022	16.57	0.36	(2.17)	(1.81)	(0.37)	(2.74)	(3.11)	11.65	(12.53)	8,786,841	0.28	0.63	2.52	73

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.

#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.

~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.

(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.24%.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust	415

FINANCIAL HIGHLIGHTS

For the years ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets#*	Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income to Average Net Assets~	Portfolio Turnover Rate†
Screened World Equity Ex-US Fund
Class A
2026	$12.44	$0.30	$2.54	$2.84	$(0.49)	$(1.74)	$(2.23)	$13.05	24.91%	$169,432	0.36%	0.83%	2.35%	102%
2025	11.31	0.33	1.27	1.60	(0.34)	(0.13)	(0.47)	12.44	14.67	175,851	0.35	0.82	2.89	67
2024	9.85	0.31	1.44	1.75	(0.29)	—	(0.29)	11.31	17.93	156,418	0.36	0.83	2.93	122
2023	10.75	0.31	(0.61)	(0.30)	(0.28)	(0.32)	(0.60)	9.85	(2.55)	140,438	0.29	0.77	3.11	93
2022	14.56	0.33	(1.76)	(1.43)	(0.28)	(2.10)	(2.38)	10.75	(10.99)	154,699	0.29	0.78	2.64	84
Emerging Markets Equity Fund
Class A
2026	$10.16	$0.26	$4.74	$5.00	$(0.57)	$(2.43)	$(3.00)	$12.16	56.88%	$737,934	0.63%	1.02%	2.27%	87%
2025	9.70	0.27	0.79	1.06	(0.38)	(0.22)	(0.60)	10.16	11.47	767,426	0.63	0.99	2.73	54
2024	8.44	0.26	1.29	1.55	(0.29)	—	(0.29)	9.70	18.66	912,695	0.66	1.03	2.87	71
2023	9.34	0.26	(0.74)	(0.48)	(0.21)	(0.21)	(0.42)	8.44	(4.83)	961,247	0.63	1.19	3.05	61
2022	12.69	0.23	(1.73)	(1.50)	(0.20)	(1.65)	(1.85)	9.34	(13.17)	1,139,272	0.59	1.17	2.03	86
Opportunistic Income Fund
Class A
2026	$8.05	$0.46	$(0.05)	$0.41	$(0.47)	$—	$(0.47)	$7.99	5.28%	$384,854	0.28%	0.56%	5.75%	47%
2025	8.03	0.54	0.01	0.55	(0.53)	—	(0.53)	8.05	7.06	406,809	0.29	0.57	6.67	48
2024	7.85	0.55	0.19	0.74	(0.56)	—	(0.56)	8.03	9.78	397,223	0.28	0.55	6.98	37
2023	7.91	0.42	(0.08)	0.34	(0.40)	—	(0.40)	7.85	4.44	532,975	0.25	0.52	5.35	33
2022	8.20	0.21	(0.29)	(0.08)	(0.21)	—	(0.21)	7.91	(0.97)	666,905	0.23	0.52	2.56	45
Core Fixed Income Fund
Class A
2026	$8.77	$0.39	$0.07	$0.46	$(0.38)	$—	$(0.38)	$8.85	5.25%	$9,990,130	0.11%	0.37%	4.41%	260%
2025	8.64	0.39	0.12	0.51	(0.38)	—	(0.38)	8.77	5.90	8,868,764	0.12	0.37	4.45	373
2024	8.87	0.38	(0.24)	0.14	(0.37)	—	(0.37)	8.64	1.59	7,260,855	0.13	0.37	4.34	311
2023	9.39	0.31	(0.52)	(0.21)	(0.31)	—	(0.31)	8.87	(2.16)	7,365,104	0.12	0.37	3.47	321
2022	10.47	0.18	(1.06)	(0.88)	(0.20)	—	(0.20)	9.39	(8.52)	8,516,949	0.12	0.36	1.77	380
High Yield Bond Fund
Class A
2026	$7.05	$0.59	$(0.11)	$0.48	$(0.56)	$(0.04)	$(0.60)	$6.93	7.07%	$2,107,747	0.28%	0.56%	8.41%	68%
2025	7.02	0.67	(0.01)	0.66	(0.63)	—	(0.63)	7.05	9.65	2,004,311	0.29	0.57	9.38	53
2024	7.11	0.63	0.20	0.83	(0.74)	(0.18)	(0.92)	7.02	12.30	1,825,445	0.29	0.57	8.84	57
2023	8.05	0.55	(0.66)	(0.11)	(0.63)	(0.20)	(0.83)	7.11	(1.20)	1,892,537	0.28	0.56	7.40	42
2022	8.84	0.53	(0.78)	(0.25)	(0.54)	—	(0.54)	8.05	(3.09)	2,262,547	0.28	0.56	6.08	50

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.
~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share calculated using average shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

416	SEI Institutional Investments Trust

FINANCIAL HIGHLIGHTS

For the years ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets#*	Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income to Average Net Assets~	Portfolio Turnover Rate†
Long Duration Fund
Class A
2026	$5.73	$0.30	$0.07	$0.37	$(0.30)	$—	$(0.30)	$5.80	6.48%	$768,179	0.14%	0.38%	5.09%	131%
2025	5.87	0.29	(0.14)	0.15	(0.29)	—	(0.29)	5.73	2.52	495,003	0.16	0.39	4.93	176
2024	6.19	0.29	(0.32)	(0.03)	(0.29)	—	(0.29)	5.87	(0.45)	382,975	0.15	0.38	4.85	105
2023	6.87	0.28	(0.68)	(0.40)	(0.28)	—	(0.28)	6.19	(5.82)	592,257	0.14	0.37	4.40	109
2022	8.44	0.26	(1.44)	(1.18)	(0.26)	(0.13)	(0.39)	6.87	(14.66)	709,737	0.14	0.37	3.15	127
Long Duration Credit Fund
Class A
2026	$7.58	$0.40	$0.14	$0.54	$(0.40)	$—	$(0.40)	$7.72	7.13%	$2,914,568	0.14%	0.37%	5.06%	101%
2025	7.76	0.39	(0.18)	0.21	(0.39)	—	(0.39)	7.58	2.60	3,010,429	0.15	0.37	4.92	79
2024	8.06	0.38	(0.30)	0.08	(0.38)	—	(0.38)	7.76	1.06	3,159,355	0.15	0.37	4.85	84
2023	8.90	0.36	(0.84)	(0.48)	(0.36)	—	(0.36)	8.06	(5.33)	3,081,833	0.15	0.37	4.42	75
2022	11.10	0.35	(1.88)	(1.53)	(0.35)	(0.32)	(0.67)	8.90	(14.73)	2,827,904	0.14	0.37	3.22	85
Ultra Short Duration Bond Fund
Class A
2026	$9.97	$0.44	$(0.01)	$0.43	$(0.44)	$—	$(0.44)	$9.96	4.36%	$357,817	0.13%	0.24%	4.44%	73%
2025	9.90	0.49	0.06	0.55	(0.48)	—	(0.48)	9.97	5.63	455,543	0.14	0.25	4.93	77
2024	9.79	0.48	0.10	0.58	(0.47)	—	(0.47)	9.90	6.09	501,986	0.15	0.25	4.86	53
2023	9.81	0.26	(0.01)	0.25	(0.27)	—	(0.27)	9.79	2.56	333,639	0.12	0.22	2.68	48
2022	10.02	0.08	(0.20)	(0.12)	(0.09)	—	(0.09)	9.81	(1.22)	523,552	0.12	0.22	0.78	55
Emerging Markets Debt Fund
Class A
2026	$8.79	$0.67	$0.78	$1.45	$(0.82)	$—	$(0.82)	$9.42	17.10%	$1,791,526	0.41%	0.70%	7.18%	91%
2025	8.47	0.64	0.18	0.82	(0.50)	—	(0.50)	8.79	10.00	1,676,351	0.44	0.73	7.42	142
2024	8.26	0.57	0.29	0.86	(0.65)	—	(0.65)	8.47	10.75	1,634,921	0.43	0.78	6.73	102
2023	8.33	0.51	(0.41)	0.10	(0.17)	—	(0.17)	8.26	1.22	1,790,312	0.42	0.95	6.37	82
2022	10.29	0.48	(2.04)	(1.56)	(0.40)	—	(0.40)	8.33	(15.65)	1,973,188	0.41	0.94	5.06	76
Real Return Fund
Class A
2026	$9.40	$0.44	$(0.03)	$0.41	$(0.37)	$—	$(0.37)	$9.44	4.47%	$274,771	0.01%	0.28%	4.74%	38%
2025	9.14	0.33	0.30	0.63	(0.37)	—	(0.37)	9.40	7.07	254,149	0.02	0.29	3.58	34
2024	9.06	0.33	0.04	0.37	(0.29)	—	(0.29)	9.14	4.25	271,349	0.02	0.29	3.71	45
2023	9.79	0.41	(0.62)	(0.21)	(0.52)	—	(0.52)	9.06	(2.09)	313,023	0.02	0.29	4.48	40
2022	10.23	0.71	(0.50)	0.21	(0.65)	—	(0.65)	9.79	2.06	294,248	0.02	0.29	7.08	36

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.

#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.

~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust	417

FINANCIAL HIGHLIGHTS / CONSOLIDATED FINANCIAL HIGHLIGHTS

For the years ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets#*		Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income to Average Net Assets~	Portfolio Turnover Rate†
Limited Duration Bond Fund
Class A
2026	$9.63	$0.42	$(0.01)	$0.41	$(0.41)	$—	$(0.41)	$9.63	4.33%	$1,823,578	0.10%		0.32%	4.36%	181%
2025	9.48	0.44	0.14	0.58	(0.43)	—	(0.43)	9.63	6.23	1,967,138	0.11	(2)	0.33	4.60	289
2024	9.48	0.42	(0.01)	0.41	(0.41)	—	(0.41)	9.48	4.46	2,225,811	0.11		0.33	4.44	284
2023	9.66	0.26	(0.18)	0.08	(0.26)	—	(0.26)	9.48	0.84	2,024,072	0.11		0.32	2.75	238
2022	10.08	0.10	(0.38)	(0.28)	(0.11)	(0.03)	(0.14)	9.66	(2.81)	1,609,322	0.11		0.32	1.01	195
Intermediate Duration Credit Fund
Class A
2026	$8.76	$0.41	$0.09	$0.50	$(0.42)	$—	$(0.42)	$8.84	5.71%	$3,553,245	0.14%		0.32%	4.65%	148%
2025	8.69	0.41	0.07	0.48	(0.41)	—	(0.41)	8.76	5.54	4,123,796	0.14		0.32	4.61	130
2024	8.76	0.38	(0.07)	0.31	(0.38)	—	(0.38)	8.69	3.64	3,975,260	0.15		0.32	4.38	124
2023	9.24	0.32	(0.48)	(0.16)	(0.32)	—	(0.32)	8.76	(1.72)	4,159,244	0.15		0.32	3.62	136
2022	10.61	0.26	(1.24)	(0.98)	(0.26)	(0.13)	(0.39)	9.24	(9.56)	3,468,050	0.15		0.32	2.49	135
Dynamic Asset Allocation Fund
Class A
2026	$18.62	$0.32	$4.74	$5.06	$(0.32)	$(2.32)	$(2.64)	$21.04	28.71%	$2,097,243	0.03%		0.67%	1.59%	19%
2025	21.41	0.39	2.79	3.18	(0.39)	(5.58)	(5.97)	18.62	15.83	1,684,842	0.03		0.67	1.88	26
2024	19.05	0.42	4.32	4.74	(0.24)	(2.14)	(2.38)	21.41	26.35	1,701,367	0.03		0.67	2.07	2
2023	21.93	0.35	(0.59)	(0.24)	(0.98)	(1.66)	(2.64)	19.05	(0.22)	1,756,309	0.07		0.67	1.79	25
2022	25.07	0.29	0.82	1.11	(1.55)	(2.70)	(4.25)	21.93	3.00	1,883,125	0.08		0.67	1.17	13
Multi-Asset Real Return Fund
Class A
2026	$7.28	$0.29	$0.62	$0.91	$(0.22)	$—	$(0.22)	$7.97	12.68%	$884,549	0.24	%(3)	0.66%	3.83%	55%
2025	7.35	0.30	(0.01)	0.29	(0.36)	—	(0.36)	7.28	4.17	781,955	0.59	(3)	1.01	4.06	41
2024	7.11	0.34	0.17	0.51	(0.27)	—	(0.27)	7.35	7.27	805,347	1.29	(4)	1.71	4.69	44
2023	8.61	0.33	(0.81)	(0.48)	(1.02)	—	(1.02)	7.11	(6.04)	801,743	1.03	(4)	1.44	4.19	96
2022	8.21	0.36	0.84	1.20	(0.80)	—	(0.80)	8.61	15.80	784,563	0.41	(4)	0.82	4.32	54

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.

#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.

~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.

(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.10%.

(3)	The expense ratio includes dividend, interest, and proxy fee expense. Had this expense been excluded the ratio would have been 0.21%.

(4)	The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded the ratio would have been 0.21%.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

418	SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

May 31, 2026

1. ORGANIZATION

SEI Institutional Investments Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 26 registered funds: Large Cap, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, Extended Market Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Equity Factor Allocation, U.S. Managed Volatility, Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US, Emerging Markets Equity, Opportunistic Income, Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond, Emerging Markets Debt, Real Return, Limited Duration Bond, Intermediate Duration Credit, Dynamic Asset Allocation and Multi-Asset Real Return (each a “Fund,” collectively, the “Funds”) each of which are diversified Funds with the exception of the Emerging Markets Debt Fund. The Trust is registered to offer Class A shares of all Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment goals, principal strategies and risks.

The DAA Commodity Strategy Subsidiary, Ltd. and the MARR Commodity Strategy Subsidiary, Ltd. (the “Subsidiaries”) are wholly-owned subsidiaries of the Dynamic Asset Allocation and Multi-Asset Real Return Funds, respectively. The Subsidiaries are organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Dynamic Asset Allocation and Multi-Asset Real Return Funds and their respective subsidiary has been consolidated on the Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together the “Policy”). When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ official closing price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s net asset value is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a collateralized debt obligations/collateralized loan obligations, the Funds will value the securities using a bid price from at least one independent broker.

SEI Institutional Investments Trust	419

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2026

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Policy until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its Net Asset Value (“NAV”), the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Committee if it receives such notification from a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Policy provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of a Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with Rule 2a-5 and the Policy.

The Valuation Designee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Policy, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

420	SEI Institutional Investments Trust

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that a Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when a Fund does not price its shares. As a result, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

All of the Funds which hold international securities use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these Funds will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.) or quoted prices for identical instruments in inactive markets; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange. These are generally categorized as Level 2 in the hierarchy.

SEI Institutional Investments Trust	421

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2026

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the year ended May 31, 2026 maximized the use of observable inputs and minimized the use of unobservable inputs. For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Investment Income —

Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income and expense is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income. Consent fees and amendment income received from Bank Loans is recorded as interest income in the accompanying Statements of Operations/Consolidated Statements of Operations.

For Treasury Inflation-Protected Securities, the principal amount is adjusted daily to keep pace with inflation.

Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the accompanying Statements of Operations/Consolidated Statements of Operations. Such adjustments may have a significant impact on a Fund’s distributions.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities and Consolidated Statements of Cash Flows. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Cash Equivalents, as shown on the Schedule of Investments/Consolidated Schedule of Investments, are classified as Investments on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open repurchase agreements as of May 31, 2026, if applicable.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Assets are then segregated to cover the requirements to repurchase the assets. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open reverse repurchase agreements as of May 31, 2026, if applicable.

422	SEI Institutional Investments Trust

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of commodities or commodity indices. The Dynamic Asset Allocation and Multi-Asset Real Return Funds may also invest in equity securities of issuers in commodity-related industries.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Dynamic Asset Allocation and Multi-Asset Real Return Funds invest in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investments.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open forward foreign currency contracts as of May 31, 2026, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

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Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of May 31, 2026, if applicable.

Master Limited Partnerships — Investments in units of master limited partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to a Fund of distributions from the MLP, likely causing a reduction in the value of a Fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding Master Limited Partnerships, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open option/swaption contracts as of May 31, 2026, if applicable.

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Securities Sold Short—To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

A Fund must comply with Rule 18f-4 under the 1940 Act with respect to its short sale borrowings, which are considered Derivative Transactions under the Rule. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of May 31, 2026, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on SOFR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss on the Statements of Operations or Consolidated Statements of Operations. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

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Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open swap agreements as of May 31, 2026, if applicable.

Forward Treasury Commitments — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

A Fund must comply with Rule 18f-4 under the 1940 Act with respect to its delayed delivery transactions, which are considered Derivative Transactions under the Rule. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding delayed delivery transactions as of May 31, 2026, if applicable.

Participation Notes (P-Notes) — To the extent consistent with its Investment Objective and Strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, the Fund will incur transaction costs as a result of investments in P-Notes.

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Loan Participations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in Loan Participations. Loan Participations include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Each Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, a Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, a Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund as of May 31, 2026. The interest rate indicated in the Fund’s Schedule of Investments is the rate in effect at May 31, 2026. Pursuant to the terms of certain loan agreements, the Funds may hold unfunded commitments in loan participations which are disclosed on the Statement of Assets and Liabilities. Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities. The Funds account for consent fees and amendment income in the Statement of Operations as “Interest income”.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

CDOs and CLOs may charge management fees and administrative expenses.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, Extended Market Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Equity Factor Allocation, U.S. Managed Volatility, Opportunistic Income, Emerging Markets Debt and Real Return Funds; declared daily and paid monthly for the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond and Intermediate Duration Credit Funds; declared and paid at least annually for the Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US, Emerging Markets Equity, Limited Duration Bond, Dynamic Asset Allocation and Multi-Asset Real Return Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT classifications including some management estimates when actual amounts are not available. For US REITs, distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Restricted Securities — The Funds may invest in private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board. Please refer to the Schedule of Investments for Funds that held Restricted Securities.

Investment in Subsidiary — The Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest in their own Subsidiary. By investing in its Subsidiary, each Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the Dynamic Asset Allocation and Multi-Asset Real Return Funds, as investors in their own Subsidiary, will not have all of the protections offered to investors in registered investment companies.

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However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that the Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own Board of Directors (“Board”) that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of the Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements ("ISDA Master Agreements"). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

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The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows ($ Thousands):

Emerging Markets Debt Fund

Maximum Potential Amount of Future Payments by Contract Term

	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$22,800	$—	$—	$22,800
Greater than 100	—	—	—	—	—	—
Total	$—	$—	$22,800	$—	$—	$22,800

Limited Duration Bond Fund
Maximum Potential Amount of Future Payments by Contract Term
	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)
0-200	$—	$—	$—	$1,380	$—	$1,380
Greater than 200	—	—	—	—	—	—
Total	$—	$—	$—	$1,380	$—	$1,380

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments located on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as of May 31, 2026 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value
Large Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$172	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$172			$—

Large Cap Disciplined Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$314	*	Unrealized depreciation on futures contracts	$—	*
	Unrealized appreciation on swap contracts	—	†	Unrealized depreciation on swap contracts	7,950	†
Total derivatives not accounted for as hedging instruments		$314			$7,950

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	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
Large Cap Index Fund
Equity contracts	Unrealized appreciation on futures contracts	$2,417	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$2,417			$—

S&P 500 Index Fund
Equity contracts	Unrealized appreciation on futures contracts	$5,405	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$5,405			$—

Extended Market Index Fund
Equity contracts	Unrealized appreciation on futures contracts	$950	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$950			$—

Small Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$38	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$38			$—

Small Cap II Fund
Equity contracts	Unrealized appreciation on futures contracts	$73	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$73			$—

Small/Mid Cap Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$185	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$185			$—

U.S. Equity Factor Allocation Fund
Equity contracts	Unrealized appreciation on futures contracts	$716	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$716			$—

U.S. Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$241	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$241			$—

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	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
Global Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$49	*	Unrealized depreciation on futures contracts	$3	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	195		Unrealized loss on forward foreign currency contracts	1,757
Total derivatives not accounted for as hedging instruments		$244			$1,760

World Equity Ex-US Fund
Equity contracts	Unrealized appreciation on futures contracts	$1,268	*	Unrealized depreciation on futures contracts	$322	*
	Unrealized appreciation on swap contracts	4,649	†	Unrealized depreciation on swap contracts	21,805	†
Total derivatives not accounted for as hedging instruments		$5,917			$22,127

Screened World Equity Ex-US Fund
Equity contracts	Unrealized appreciation on futures contracts	$53	*	Unrealized depreciation on futures contracts	$—	*
	Unrealized appreciation on swap contracts	—	†	Unrealized depreciation on swap contracts	679	†
		$53			$679

Emerging Markets Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$135	*	Unrealized depreciation on futures contracts	$—	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	—		Unrealized loss on forward foreign currency contracts	1
Total derivatives not accounted for as hedging instruments		$135			$1

Opportunistic Income Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$3	*	Unrealized depreciation on futures contracts	$32	*
Total derivatives not accounted for as hedging instruments		$3			$32

Core Fixed Income Fund
Interest rate contracts	Investments, at value**	$612		Options and swaptions written, at value	$236
	Unrealized appreciation on futures contracts	3,973	*	Unrealized depreciation on futures contracts	2,114	*
Total derivatives not accounted for as hedging instruments		$4,585			$2,350

SEI Institutional Investments Trust	431

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2026

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
High Yield Bond Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$23	*	Unrealized depreciation on futures contracts	$21	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	—		Unrealized loss on forward foreign currency contracts	1
Total derivatives not accounted for as hedging instruments		$23			$22

Long Duration Fund
Interest rate contracts	Unrealized appreciation on future contracts	$749	*	Unrealized depreciation on future contracts	$311	*
Total derivatives not accounted for as hedging instruments		$749			$311

Long Duration Credit Fund
Interest rate contracts	Unrealized appreciation on future contracts	$2,125	*	Unrealized depreciation on future contracts	$1,046	*
Total derivatives not accounted for as hedging instruments		$2,125			$1,046

Ultra Short Duration Bond Fund
Interest rate contracts	Unrealized appreciation on future contracts	$24	*	Unrealized depreciation on future contracts	$32	*
Total derivatives not accounted for as hedging instruments		$24			$32

Emerging Markets Debt Fund
Interest rate contracts	Unrealized appreciation on future contracts	$7	*	Unrealized depreciation on future contracts	$21	*
	Unrealized appreciation on swap contracts	5,318	†	Unrealized depreciation on swap contracts	5,230	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	12,927		Unrealized loss on forward foreign currency contracts	12,442
	Investments, at value**	2,310		Options and swaptions written, at value	1,096
Credit contracts	Unrealized appreciation on swap contracts	330	†	Unrealized depreciation on swap contracts	528	†
Total derivatives not accounted for as hedging instruments		$20,892			$19,317

Limited Duration Bond Fund
Interest rate contracts	Unrealized appreciation on future contracts	$399	*	Unrealized depreciation on future contracts	$689	*
	Investments, at value**	76		Options and swaptions written, at value	—
Credit contracts	Unrealized appreciation on swap contracts	13	†	Unrealized depreciation on swap contracts	—	†
Total derivatives not accounted for as hedging instruments		$488			$689

432	SEI Institutional Investments Trust

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
Intermediate Duration Credit Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$763	*	Unrealized depreciation on futures contracts	$776	*
Total derivatives not accounted for as hedging instruments		$763			$776

Dynamic Asset Allocation Fund
Interest rate contracts	Unrealized appreciation on swap contracts	$77,956	†	Unrealized depreciation on swap contracts	$52,818	†
	Investments, at value**	7,556		Swaptions written, at value	8,429
Equity contracts	Unrealized appreciation on futures contracts	64,791	*	Unrealized depreciation on futures contracts	—	*
	Unrealized appreciation on swap contracts	—	†	Unrealized depreciation on swap contracts	11,726	†
Foreign exchange contracts	Investments, at value**	251		Options written, at value	—
Total derivatives not accounted for as hedging instruments		$150,554			$72,973

Multi-Asset Real Return Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$273	*	Unrealized depreciation on futures contracts	$25	*
	Unrealized appreciation on swap contracts	5,383	†	Unrealized depreciation on swap contracts	21	†
Equity contracts	Unrealized appreciation on futures contracts	—	*	Unrealized depreciation on futures contracts	8,002	*
Credit contracts	Unrealized appreciation on swap contracts	69	†	Unrealized depreciation on swap contracts	72	†
Commodity contracts	Unrealized appreciation on futures contracts	3,838	*	Unrealized depreciation on futures contracts	6,856	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	2		Unrealized loss on forward foreign currency contracts	1
Total derivatives not accounted for as hedging instruments		$9,565			$14,977

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments or Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

**	Includes purchased options and/or swaptions.

†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments or Consolidated Schedule of Investments. Market Value is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations or Consolidated Statements of Operations for the year ended May 31, 2026.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Large Cap Fund
Equity contracts	$—	$—	$3,120	$—	$—	$3,120
Total	$—	$—	$3,120	$—	$—	$3,120

Large Cap Disciplined Equity Fund
Equity contracts	$—	$—	$5,241	$—	$(2,635)	$2,606
Total	$—	$—	$5,241	$—	$(2,635)	$2,606

SEI Institutional Investments Trust	433

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2026

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Large Cap Index Fund
Equity contracts	$—	$—	$7,295	$—	$—	$7,295
Total	$—	$—	$7,295	$—	$—	$7,295

S&P 500 Index Fund
Equity contracts	$—	$—	$18,976	$—	$—	$18,976
Total	$—	$—	$18,976	$—	$—	$18,976

Extended Market Index Fund
Equity contracts	$—	$—	$5,736	$—	$—	$5,736
Total	$—	$—	$5,736	$—	$—	$5,736

Small Cap Fund
Equity contracts	$—	$—	$544	$—	$—	$544
Total	$—	$—	$544	$—	$—	$544

Small Cap II Fund
Equity contracts	$—	$—	$1,132	$—	$—	$1,132
Total	$—	$—	$1,132	$—	$—	$1,132

Small/Mid Cap Equity Fund
Equity contracts	$—	$—	$3,916	$—	$—	$3,916
Total	$—	$—	$3,916	$—	$—	$3,916

U.S. Equity Factor Allocation Fund
Equity contracts	$—	$—	$5,279	$—	$—	$5,279
Total	$—	$—	$5,279	$—	$—	$5,279

U.S. Managed Volatility Fund
Equity contracts	$—	$—	$765	$—	$—	$765
Total	$—	$—	$765	$—	$—	$765

Global Managed Volatility Fund
Foreign exchange contracts	$—	$—	$—	$8,533	$—	$8,533
Equity contracts	—	—	3,243	—	—	3,243
Total	$—	$—	$3,243	$8,533	$—	$11,776

World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$—	$783	$—	$783
Equity contracts	—	—	25,912	—	(7,023)	18,889
Total	$—	$—	$25,912	$783	$(7,023)	$19,672

Screened World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$—	$(10)	$—	$(10)
Equity contracts	—	—	1,080	—	1,072	2,152
Total	$—	$—	$1,080	$(10)	$1,072	$2,142

Emerging Markets Equity Fund
Equity contracts	$—	$—	$3,916	$—	$—	$3,916
Total	$—	$—	$3,916	$—	$—	$3,916

434	SEI Institutional Investments Trust

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Opportunistic Income Fund
Interest rate contracts	$—	$—	$73	$—	$—	$73
Total	$—	$—	$73	$—	$—	$73

Core Fixed Income Fund
Interest rate contracts	$122	$(1,783)	$(16,775)	$—	$—	$(18,436)
Total	$122	$(1,783)	$(16,775)	$—	$—	$(18,436)

High Yield Bond Fund
Interest rate contracts	$—	$—	$108	$—	$—	$108
Foreign exchange contracts	—	—	—	(21)	—	(21)
Total	$—	$—	$108	$(21)	$—	$87

Long Duration Fund
Interest rate contracts	$—	$—	$(580)	$—	$—	$(580)
Total	$—	$—	$(580)	$—	$—	$(580)

Long Duration Credit Fund
Interest rate contracts	$—	$—	$(2,195)	$—	$—	$(2,195)
Total	$—	$—	$(2,195)	$—	$—	$(2,195)

Ultra Short Duration Bond Fund
Interest rate contracts	$—	$—	$14	$—	$—	$14
Total	$—	$—	$14	$—	$—	$14

Emerging Markets Debt Fund
Interest rate contracts	$—	$149	$1,273	$—	$5,705	$7,127
Foreign exchange contracts	3,924	1,582	—	3,852	—	9,358
Credit contracts	—	—	—	—	(4,638)	(4,638)
Equity contracts	—	—	—	—	(296)	(296)
Total	$3,924	$1,731	$1,273	$3,852	$771	$11,551

Limited Duration Bond Fund
Interest rate contracts	$—	$—	$(2,646)	$—	$—	$(2,646)
Credit contracts	—	—	—	—	3	3
Equity contracts	(375)	—	—	—	—	(375)
Total	$(375)	$—	$(2,646)	$—	$3	$(3,018)

Intermediate Duration Credit Fund
Interest rate contracts	$—	$—	$(1,559)	$—	$—	$(1,559)
Total	$—	$—	$(1,559)	$—	$—	$(1,559)

Dynamic Asset Allocation Fund
Interest rate contracts	$—	$—	$—	$—	$38,684	$38,684
Foreign exchange contracts	—	—	—	—	(567)	(567)
Equity contracts	16,401	(15,321)	46,132	—	5,210	52,422
Total	$16,401	$(15,321)	$46,132	$—	$43,327	$90,539

SEI Institutional Investments Trust	435

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2026

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Multi-Asset Real Return Fund
Interest rate contracts	$—	$—	$(911)	$—	$(1,804)	$(2,715)
Foreign exchange contracts	—	—	—	(24)	—	(24)
Credit contracts	—	—	—	—	(13)	(13)
Equity contracts	185	8	(11,305)	—	—	(11,112)
Commodity contracts	—	—	54,960	—	—	54,960
Total	$185	$8	$42,744	$(24)	$(1,817)	$41,096

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Large Cap Fund
Equity contracts	$—	$—	$(841)	$—	$—	$(841)
Total	$—	$—	$(841)	$—	$–	$(841)

Large Cap Disciplined Equity Fund
Equity contracts	$—	$—	$(1,941)	$—	$(9,136)	$(11,077)
Total	$—	$—	$(1,941)	$—	$(9,136)	$(11,077)

Large Cap Index Fund
Equity contracts	$—	$—	$601	$—	$—	$601
Total	$—	$—	$601	$—	$–	$601

S&P 500 Index Fund
Equity contracts	$—	$—	$1,287	$—	$—	$1,287
Total	$—	$—	$1,287	$—	$–	$1,287

Extended Market Index Fund
Equity contracts	$—	$—	$(147)	$—	$—	$(147)
Total	$—	$—	$(147)	$—	$–	$(147)

Small Cap Fund
Equity contracts	$—	$—	$(28)	$—	$—	$(28)
Total	$—	$—	$(28)	$—	$–	$(28)

Small Cap II Fund
Equity contracts	$—	$—	$(280)	$—	$—	$(280)
Total	$—	$—	$(280)	$—	$–	$(280)

Small/Mid Cap Equity Fund
Equity contracts	$—	$—	$(845)	$—	$—	$(845)
Total	$—	$—	$(845)	$—	$–	$(845)

U.S. Equity Factor Allocation Fund
Equity contracts	$—	$—	$(694)	$—	$—	$(694)
Total	$—	$—	$(694)	$—	$–	$(694)

U.S. Managed Volatility Fund
Equity contracts	$—	$—	$127	$—	$—	$127
Total	$—	$—	$127	$—	$–	$127

Global Managed Volatility Fund
Foreign exchange contracts	$—	$—	$—	$(710)	$—	$(710)
Equity contracts	—	—	51	—	—	51
Total	$—	$—	$51	$(710)	$–	$(659)

World Equity Ex-US Fund
Equity contracts	$—	$—	$(93)	$—	$(35,258)	$(35,351)
Total	$—	$—	$(93)	$—	$(35,258)	$(35,351)

436	SEI Institutional Investments Trust

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Screened World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$—	$7	$—	$7
Equity contracts	—	—	18	—	(1,226)	(1,208)
Total	$—	$—	$18	$7	$(1,226)	$(1,201)

Emerging Markets Equity Fund
Foreign exchange contracts	$—	$—	$—	$(1)	$—	$(1)
Equity contracts	—	—	321	—	—	321
Total	$—	$—	$321	$(1)	$–	$320

Opportunistic Income Fund
Interest rate contracts	$—	$—	$(11)	$—	$—	$(11)
Total	$—	$—	$(11)	$—	$–	$(11)

Core Fixed Income Fund
Interest rate contracts	$(826)	$39	$1,765	$—	$—	$978
Total	$(826)	$39	$1,765	$—	$–	$978

High Yield Bond Fund
Interest rate contracts	$—	$—	$2	$—	$—	$2
Foreign exchange contracts	—	—	—	39	—	39
Total	$—	$—	$2	$39	$–	$41

Long Duration Fund
Interest rate contracts	$—	$—	$307	$—	$—	$307
Total	$—	$—	$307	$—	$–	$307

Long Duration Credit Fund
Interest rate contracts	$—	$—	$(8)	$—	$—	$(8)
Total	$—	$—	$(8)	$—	$–	$(8)

Ultra Short Duration Bond Fund
Interest rate contracts	$—	$—	$(8)	$—	$—	$(8)
Total	$—	$—	$(8)	$—	$–	$(8)

Emerging Markets Debt Fund
Interest rate contracts	$—	$159	$52	$—	$(5,450)	$(5,239)
Foreign exchange contracts	339	(22)	—	3,673	—	3,990
Credit contracts	—	—	—	—	254	254
Equity contracts	—	—	—	—	1	1
Total	$339	$137	$52	$3,673	$(5,195)	$(994)

Limited Duration Bond Fund
Interest rate contracts	$—	$—	$77	$—	$—	$77
Credit contracts	—	—	—	—	13	13
Equity contracts	89	—	—	—	—	89
Total	$89	$—	$77	$—	$13	$179

Intermediate Duration Credit Fund
Interest rate contracts	$—	$—	$347	$—	$—	$347
Total	$—	$—	$347	$—	$–	$347

Dynamic Asset Allocation Fund
Interest rate contracts	$5,711	$(6,566)	$—	$—	$(51,996)	$(52,851)
Foreign exchange contracts	(4,874)	(1,146)	—	—	116	(5,904)
Equity contracts	—	—	50,610	—	(11,726)	38,884
Total	$837	$(7,712)	$50,610	$—	$(63,606)	$(19,871)

Multi-Asset Real Return Fund
Interest rate contracts	$—	$—	$(73)	$—	$3,155	$3,082
Foreign exchange contracts	—	—	—	(3)	—	(3)
Credit contracts	—	—	—	—	(13)	(13)
Equity contracts	—	—	(1,981)	—	—	(1,981)
Commodity contracts	—	—	(988)	—	—	(988)
Total	$—	$—	$(3,042)	$(3)	$3,142	$97

SEI Institutional Investments Trust	437

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2026

The following table discloses the average quarterly balances of the Funds' derivative activity during the year ended May 31, 2026 ($ Thousands):

	Large Cap Fund	Large Cap Disciplined Equity Fund	Large Cap Index Fund	S&P 500 Index Fund	Extended Market Index Fund
Futures Contracts:
Average Notional Balance Long	$11,293	$14,096	$37,250	$88,251	$18,033
Total Return Swaps
Average Notional Balance Long	–	35,435	–	–	–

	Small Cap Fund	Small Cap II Fund	Small/Mid Cap Equity Fund	U.S. Equity Factor Allocation Fund	U.S. Managed Volatility Fund
Futures Contracts:
Average Notional Balance Long	$1,382	$2,501	$6,932	$35,197	$1,386

	Global Managed Volatility Fund	World Equity Ex-US Fund	Screened World Equity Ex-US Fund	Emerging Markets Equity Fund	Opportunistic Income Fund
Futures Contracts:
Average Notional Balance Long	$10,881	$104,444	$2,449	$6,417	$655
Average Notional Balance Short	–	–	–	–	9,206
Forward Foreign Currency Contracts:
Average Notional Balance Long	629,791	952	83	3,331	–
Average Notional Balance Short	629,934	953	85	3,336	–
Total Return Swaps
Average Notional Balance Long	–	269,199	12,386	–	–
Average Notional Balance Short	–	–	–	–	–

	Core Fixed Income Fund	High Yield Bond Fund	Long Duration Fund	Long Duration Credit Fund	Ultra Short Duration Bond Fund
Futures Contracts:
Average Notional Balance Long	$1,417,375	$1,723	$99,164	$339,361	$5,482
Average Notional Balance Short	237,609	3,741	43,654	111,576	3,780
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	963	–	–	–
Average Notional Balance Short	–	959	–	–	–
Options/Swaptions:
Average Notional Balance Long†	900	–	–	–	–
Average Notional Balance Short†	69	–	–	–	–

	Emerging Markets Debt Fund	Limited Duration Bond Fund	Intermediate Duration Credit Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund
Futures Contracts:
Average Notional Balance Long	$29	$201,738	$115,640	$454,701	$255,650
Average Notional Balance Short	18,684	53,721	80,260	–	128,366
Forward Foreign Currency Contracts:
Average Notional Balance Long	1,486,385	–	–	–	235
Average Notional Balance Short	1,485,907	–	–	–	236
Credit Default Swaps:
Average Notional Balance Buy Protection	53,650	–	–	–	11,290
Average Notional Balance Sell Protection	5,700	345	–	–	11,290
Total Return Swaps
Average Notional Balance Long	4,330	–	–	423,241	–
Average Notional Balance Short	8,317	–	–	52,118	–
Interest Rate Swaps
Average Notional Balance	560,730	–	–	7,145,579	136,880
Options/Swaptions:
Average Notional Balance Long†	2,445	181	–	12,576	35

438	SEI Institutional Investments Trust

	Emerging Markets Debt Fund	Limited Duration Bond Fund	Intermediate Duration Credit Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund
Options/Swaptions: (continued)
Average Notional Balance Short†	$1,273	$–	$–	$4,705	$–
Cross Currency Swaps
Average Notional Balance	–	–	–	942,750	–

†	Represents cost.

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. Refer to each Fund’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities for market value, variation margin, and collateral of exchange-traded or centrally cleared financial derivative instruments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

SEI Institutional Investments Trust	439

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2026

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received) pledged as of May 31, 2026 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
Large Cap Disciplined Equity Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Bank of America Merrill Lynch	$—	$—	$—	$—	$—	$—	$7,950	$—	$7,950	$(7,950)	$—	$(7,950)
Total Over the Counter	$—	$—	$—	$—	$—	$—	$7,950	$—	$7,950

	Financial Derivative Assets				Financial Derivative Liabilities
Global Managed Volatility Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Barclays PLC	$125	$—	$—	$125	$71	$—	$—	$—	$71	$54	$—	$54
BNP Paribas	—	—	—	—	681	—	—	—	681	(681)	—	(681)
Brown Brothers Harriman	21	—	—	21	17	—	—	—	17	4	—	4
Standard Chartered	18	—	—	18	667	—	—	—	667	(649)	—	(649)
Westpac Banking	31	—	—	31	321	—	—	—	321	(290)	—	(290)
Total Over the Counter	$195	$—	$—	$195	$1,757	$—	$—	$—	$1,757

	Financial Derivative Assets				Financial Derivative Liabilities
World Equity Ex-US Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Bank of America	$—	$—	$4,649	$4,649	$—	$—	$—	$—	$—	$4,649	$—	$4,649
Morgan Stanley	—	—	—	—	—	—	21,805	—	21,805	(21,805)	18,240	(3,565)
Total Over the Counter	$—	$—	$4,649	$4,649	$—	$—	$21,805	$—	$21,805

	Financial Derivative Assets				Financial Derivative Liabilities
Screened World Equity Ex-US Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Morgan Stanley	$—	$—	$—	$—	$—	$—	$679	$—	$679	$(679)	$490	$(189)
Total Over the Counter	$—	$—	$—	$—	$—	$—	$679	$—	$679

	Financial Derivative Assets				Financial Derivative Liabilities
Emerging Markets Equity Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Citigroup	$—	$—	$—	$—	$1	$—	$—	$—	$1	$(1)	$—	$(1)
Total Over the Counter	$—	$—	$—	$—	$1	$—	$—	$—	$1

	Financial Derivative Assets				Financial Derivative Liabilities
Core Fixed Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Goldman Sachs	$—	$612	$—	$612	$—	$236	$—	$—	$236	$376	$—	$376
Total Over the Counter	$—	$612	$—	$612	$—	$236	$—	$—	$236

	Financial Derivative Assets				Financial Derivative Liabilities
High Yield Bond Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Barclays PLC	$—	$—	$—	$—	$1	$—	$—	$—	$1	$(1)	$1	$—
Total Over the Counter	$—	$—	$—	$—	$1	$—	$—	$—	$1

440	SEI Institutional Investments Trust

	Financial Derivative Assets				Financial Derivative Liabilities
Emerging Markets Debt Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Bank of America	$1,923	$—	$—	$1,923	$491	$—	$31	$—	$522	$1,401	$—	$1,401
Barclays PLC	61	—	—	61	224	—	—	—	224	(163)	—	(163)
BBVA Securities Inc.	69	—	—	69	9	—	—	—	9	60	—	60
BNP Paribas	75	—	—	75	93	—	—	—	93	(18)	—	(18)
Citigroup	88	—	—	88	13	—	—	—	13	75	—	75
Deutsche Bank	2,265	—	330	2,595	1,627	—	330	—	1,957	638	—	638
Goldman Sachs	632	—	—	632	1,287	—	43	—	1,330	(698)	—	(698)
HSBC	178	—	—	178	517	—	—	—	517	(339)	—	(339)
ICBC Financial Services	495	—	—	495	88	—	—	—	88	407	—	407
JPMorgan Chase Bank	3,912	—	1,016	4,928	5,616	—	63	—	5,679	(751)	751	—
Morgan Stanley	984	—	50	1,034	780	—	151	—	931	103	—	103
RBC	1	—	—	1	6	—	—	—	6	(5)	—	(5)
SCB Securities	1,133	—	—	1,133	586	—	—	—	586	547	—	547
Societe Generale	426	—	—	426	82	—	—	—	82	344	—	344
Standard Bank	480	—	—	480	849	—	—	—	849	(369)	369	—
State Street	8	—	—	8	2	—	—	—	2	6	—	6
TD Securities	35	—	—	35	—	—	—	—	—	35	—	35
UBS	142	—	—	142	142	—	—	—	142	—	—	—
Wells Fargo	20	—	—	20	30	—	—	—	30	(10)	—	(10)
Total Over the Counter	$12,927	$—	$1,396	$14,323	$12,442	$—	$618	$—	$13,060

	Financial Derivative Assets				Financial Derivative Liabilities
Limited Duration Bond Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Goldman Sachs	$—	$76	$13	$89	$—	$—	$—	$—	$—	$89	$—	$89
Total Over the Counter	$—	$76	$13	$89	$—	$—	$—	$—	$—

	Financial Derivative Assets				Financial Derivative Liabilities
Dynamic Asset Allocation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Goldman Sachs	$—	$7,556	$—	$7,556	$—	$8,429	$—	$—	$8,429	$(873)	$873	$—
JPMorgan Chase	—	—	—	—	—	—	11,726	—	11,726	(11,726)	—	(11,726)
Total Over the Counter	$—	$7,556	$—	$7,556	$—	$8,429	$11,726	$—	$20,155

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Real Return Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Brown Brothers Harriman	$2	$—	$—	$2	$1	$—	$—	$—	$1	$1	$—	$1
Total Over the Counter	$2	$—	$—	$2	$1	$—	$—	$—	1

(1)	Excess collateral pledged is not shown for financial reporting purposes.

(2)	Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

5. BASIS FOR CONSOLIDATION FOR THE DYNAMIC ASSET ALLOCATION AND MULTI-ASSET REAL RETURN FUNDS

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated

Statements of Changes in Net Assets and the Consolidated Financial Highlights of the Dynamic Asset Allocation and Multi-Asset Real Return Funds include the accounts of their respective Subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Subsidiaries have a fiscal year end of May 31 for financial statement consolidation purposes and a nonconforming tax year end of April 30.

SEI Institutional Investments Trust	441

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2026

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). The Subsidiaries taxable income is included in the calculation of the Funds’ taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest up to 25% of their total assets in their respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at May 31, 2026 ($ Thousands)	% of Total Net Assets at May 31, 2026
DAA Commodity Strategy Subsidiary, Ltd.	January 28, 2014	$188,061	9.0%

MARR Commodity Strategy Subsidiary, Ltd.	June 27, 2013	$172,192	19.5%

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC has voluntarily waived a portion of its fees in order to keep investment advisory fees at a specified level. The Funds’ Adviser may discontinue all or part of these voluntary waivers at any time. Accordingly, the advisory fees before and after the voluntary expense limitation are as follows:

	Advisory Fees	Investment Advisory Fees After Fee Waivers
Large Cap Fund	0.40%	0.17%
Large Cap Disciplined Equity Fund	0.40	0.17
Large Cap Index Fund	0.05	0.01
S&P 500 Index Fund	0.03	0.01
Extended Market Index Fund	0.12	0.03
Small Cap Fund	0.65	0.40
Small Cap II Fund	0.65	0.37
Small/Mid Cap Equity Fund	0.65	0.37
U.S. Equity Factor Allocation Fund	0.25	0.00
U.S. Managed Volatility Fund	0.55	0.17
Global Managed Volatility Fund	0.65	0.21
World Equity Ex-US Fund	0.55	0.25
	Advisory Fees	Investment Advisory Fees After Fee Waivers
Screened World Equity Ex-US Fund	0.65	0.23
Emerging Markets Equity Fund	0.85	0.51
Opportunistic Income Fund	0.45	0.22
Core Fixed Income Fund	0.30	0.09
High Yield Bond Fund	0.4875	0.26
Long Duration Fund	0.30	0.11
Long Duration Credit Fund	0.30	0.12
Ultra Short Duration Bond Fund	0.15	0.09
Emerging Markets Debt Fund	0.60	0.36
Real Return Fund	0.22	0.00
Limited Duration Bond Fund	0.25	0.08
Intermediate Duration Credit Fund	0.25	0.12
Dynamic Asset Allocation Fund	0.60	0.01
Multi-Asset Real Return Fund	0.55	0.18

As of May 31, 2026, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser

Large Cap Fund
Acadian Asset Management LLC
Copeland Capital Management, LLC
Cullen Capital Management LLC
Fred Alger Management, LLC
LSV Asset Management*
PineStone Asset Management Inc.
Large Cap Disciplined Equity Fund
Acadian Asset Management LLC
Brandywine Global Investment Management, LLC
Copeland Capital Management, LLC
Mackenzie Investments Corporation
PineStone Asset Management, Inc.
Large Cap Index Fund
SSGA Funds Management, Inc.
S&P 500 Index Fund
SSGA Funds Management, Inc.
Extended Market Index Fund
SSGA Funds Management, Inc.
Small Cap Fund
Axiom Investors LLC
Copeland Capital Management, LLC
Los Angeles Capital Management LLC
LSV Asset Management*
Small Cap II Fund
Copeland Capital Management, LLC
Easterly Investment Partners LLC
Hillsdale Investment Management
Leeward Investments, LLC
Los Angeles Capital Management LLC
Small/Mid Cap Equity Fund
Axiom Investors LLC
Copeland Capital Management, LLC

442	SEI Institutional Investments Trust

Geneva Capital Management LLC
Jackson Creek Investment Advisors LLC
LSV Asset Management*
U.S. Managed Volatility Fund
Acadian Asset Management LLC
LSV Asset Management*

Global Managed Volatility Fund
Acadian Asset Management LLC
LSV Asset Management*
World Equity Ex-US Fund
Acadian Asset Management LLC
Brickwood Asset Management LLP
Lazard Asset Management LLC
Pzena Investment Management, LLC
Screened World Equity Ex-US Fund
Acadian Asset Management LLC
Brickwood Asset Management LLP
Lazard Asset Management LLC
Pzena Investment Management LLC
Emerging Markets Equity Fund
Causeway Capital Management LLC
JOHCM (USA) Inc.
Robeco Institutional Asset Management US Inc.
RWC Asset Advisers (US) LLC
Skerryvore Asset Management
Opportunistic Income Fund
Ares Capital Management II, LLC
Manulife Investment Management (US) LLC
Wellington Management Company, LLP
Core Fixed Income Fund
Allspring Global Investments, LLC
Jennison Associates LLC
MetLife Investment Management, LLC
Metropolitan West Asset Management, LLC
High Yield Bond Fund
Ares Capital Management II, LLC
Benefit Street Partners, LLC
Blackstone Credit Systematic Strategies LLC
Brigade Capital Management, LP
J.P. Morgan Investment Management, Inc.
Long Duration Fund
Income Research + Management
Jennison Associates LLC
Legal & General Investment Management America, Inc.
Metropolitan West Asset Management, LLC
Long Duration Credit Fund
Income Research + Management
Jennison Associates LLC
Legal & General Investment Management America, Inc.
MetLife Investment Management, LLC
Metropolitan West Asset Management, LLC
Ultra Short Duration Bond Fund
MetLife Investment Management, LLC
Wellington Management Company, LLP

Emerging Markets Debt Fund
Artisan Partners Limited Partnership
Colchester Global Investors Limited
Grantham, Mayo, van Otterloo & Co. LLC
Invesco Advisers
Marathon Asset Management, L.P.

Limited Duration Bond Fund
MetLife Investment Management, LLC
Metropolitan West Asset Management, LLC
Intermediate Duration Credit Fund
Income Research + Management
Legal & General Investment Management America, Inc.
MetLife Investment Management, LLC
Dynamic Asset Allocation Fund
SSGA Funds Management, Inc.
Multi-Asset Real Return Fund
AllianceBernstein L.P.
Franklin Advisers, Inc.
O’Connor Alternative Investments, LLC

Wellington Management Company, LLP

*	Affiliated

SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides certain administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. For the year ended May 31, 2026, the Administrator has voluntarily agreed to waive all of its fees. The Funds’ Administrator may discontinue all or part of these voluntary waivers at any time.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers and/or Directors of the Distributor, the Adviser and/or the Administrator. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim meetings.

SEI Institutional Investments Trust	443

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2026

Compensation of officers and affiliated Trustees of the Trust is paid by the Distributor or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations.

LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the Large Cap, Small Cap, Small/Mid Cap Equity, U.S. Managed Volatility and Global Managed Volatility Funds. For this service, LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the year ended May 31, 2026, were as follows ($ Thousands):

Large Cap Fund	$168
Small Cap Fund	313
Small/Mid Cap Equity Fund	1,262
U.S. Managed Volatility Fund	343
Global Managed Volatility Fund	2,310

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of each Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, if any, can be found on the Statements of Operations or Consolidated Statement of Operations and the effect on each Fund’s expense ratio, as a percentage of each Fund’s average daily net assets for the year ended May 31, 2026, can be found on the Financial Highlights or Consolidated Financial Highlights.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust (“SDIT”) Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions.

A Fund may purchase companies with which it is affiliated to the extent these companies are represented in its benchmark index.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the SEI Funds’ Board of Trustees. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

For the year ended May 31, 2026, the following Funds borrowed funds from the Intermediate Duration Credit Fund. The amount borrowed, interest paid on the borrowing and the corresponding interest rate were as follows ($ Thousands):

	Borrowing Date	Maturity Date	Amount Borrowed	Interest Paid	Interest Rate
SIMT Multi-Asset Accumulation Fund	11/17/25	11/18/25	$19,676	$3	4.89%

As of and during the year ended May 31, 2026, the Trust did not participate in the program.

7. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

For the years ended May 31.

	Large Cap Fund		Large Cap Disciplined Equity Fund		Large Cap Index Fund		S&P 500 Index Fund
	6/1/2025 to 5/31/2026	6/1/2024 to 5/31/2025	6/1/2025 to 5/31/2026	6/1/2024 to 5/31/2025	6/1/2025 to 5/31/2026	6/1/2024 to 5/31/2025	6/1/2025 to 5/31/2026	6/1/2024 to 5/31/2025
Class A:
Shares Issued	3,796	3,196	8,190	26,704	1,095	1,917	23,192	26,789
Shares Issued in Lieu of Dividends and Distributions	13,360	5,802	16,062	19,520	1,320	1,155	22,253	43,059
Shares Redeemed	(24,759)	(8,903)	(28,433)	(26,613)	(3,385)	(2,403)	(59,470)	(55,128)
Total Increase (Decrease) in Shares Derived from Class A Transactions	(7,603)	95	(4,181)	19,611	(970)	669	(14,025)	14,720

444	SEI Institutional Investments Trust

	Extended Market Index Fund		Small Cap Fund		Small Cap II Fund		Small/Mid Cap Equity Fund
	6/1/2025 to 5/31/2026	6/1/2024 to 5/31/2025	6/1/2025 to 5/31/2026	6/1/2024 to 5/31/2025	6/1/2025 to 5/31/2026	6/1/2024 to 5/31/2025	6/1/2025 to 5/31/2026	6/1/2024 to 5/31/2025
Class A:
Shares Issued	7,958	10,379	702	2,490	2,372	5,985	11,617	16,790
Shares Issued in Lieu of Dividends and Distributions	6,702	6,914	3,169	662	1,931	2,181	5,964	5,589
Shares Redeemed	(16,503)	(17,740)	(8,549)	(2,846)	(9,753)	(5,698)	(29,646)	(13,621)
Total Increase (Decrease) in Shares Derived from Class A Transactions	(1,843)	(447)	(4,678)	306	(5,450)	2,468	(12,065)	8,758

	U.S. Equity Factor Allocation Fund		U.S. Managed Volatility Fund		Global Managed Volatility Fund		World Equity Ex-US Fund
	6/1/2025 to 5/31/2026	6/1/2024 to 5/31/2025	6/1/2025 to 5/31/2026	6/1/2024 to 5/31/2025	6/1/2025 to 5/31/2026	6/1/2024 to 5/31/2025	6/1/2025 to 5/31/2026	6/1/2024 to 5/31/2025
Class A:
Shares Issued	56,754	76,399	22,504	6,220	52,265	53,428	36,681	82,619
Shares Issued in Lieu of Dividends and Distributions	10,005	10,940	22,646	6,949	20,850	18,410	69,147	23,564
Shares Redeemed	(23,799)	(22,397)	(48,097)	(16,602)	(98,098)	(74,004)	(122,289)	(113,803)
Total Increase (Decrease) in Shares Derived from Class A Transactions	42,960	64,942	(2,947)	(3,433)	(24,983)	(2,166)	(16,461)	(7,620)

	Screened World Equity Ex-US Fund		Emerging Markets Equity Fund		Opportunistic Income Fund		Core Fixed Income Fund
	6/1/2025 to 5/31/2026	6/1/2024 to 5/31/2025	6/1/2025 to 5/31/2026	6/1/2024 to 5/31/2025	6/1/2025 to 5/31/2026	6/1/2024 to 5/31/2025	6/1/2025 to 5/31/2026	6/1/2024 to 5/31/2025
Class A:
Shares Issued	816	1,652	1,776	10,129	10,728	13,186	197,334	227,614
Shares Issued in Lieu of Dividends and Distributions	1,931	406	15,307	4,771	2,878	2,864	42,710	36,854
Shares Redeemed	(3,897)	(1,753)	(31,937)	(33,464)	(15,960)	(14,974)	(122,869)	(93,367)
Total Increase (Decrease) in Shares Derived from Class A Transactions	(1,150)	305	(14,854)	(18,564)	(2,354)	1,076	117,175	171,101

	High Yield Bond Fund		Long Duration Fund		Long Duration Credit Fund		Ultra Short Duration Bond Fund
	6/1/2025 to 5/31/2026	6/1/2024 to 5/31/2025	6/1/2025 to 5/31/2026	6/1/2024 to 5/31/2025	6/1/2025 to 5/31/2026	6/1/2024 to 5/31/2025	6/1/2025 to 5/31/2026	6/1/2024 to 5/31/2025
Class A:
Shares Issued	42,867	48,222	57,342	169,742	72,674	72,075	6,534	14,480
Shares Issued in Lieu of Dividends and Distributions	23,793	22,791	5,801	3,329	19,836	19,671	1,606	2,195
Shares Redeemed	(46,929)	(46,891)	(17,028)	(151,877)	(111,908)	(101,924)	(17,918)	(21,688)
Total Increase (Decrease) in Shares Derived from Class A Transactions	19,731	24,122	46,115	21,194	(19,398)	(10,178)	(9,778)	(5,013)

	Emerging Markets Debt Fund		Real Return Fund		Limited Duration Bond Fund
	6/1/2025 to 5/31/2026	6/1/2024 to 5/31/2025	6/1/2025 to 5/31/2026	6/1/2024 to 5/31/2025	6/1/2025 to 5/31/2026	6/1/2024 to 5/31/2025
Class A:
Shares Issued	20,193	20,482	5,421	2,952	33,243	47,757
Shares Issued in Lieu of Dividends and Distributions	15,838	10,570	1,102	1,107	7,997	9,745
Shares Redeemed	(36,525)	(33,236)	(4,462)	(6,683)	(56,085)	(87,932)
Total Increase (Decrease) in Shares Derived from Class A Transactions	(494)	(2,184)	2,061	(2,624)	(14,845)	(30,430)

SEI Institutional Investments Trust	445

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2026

	Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund
	6/1/2025 to 5/31/2026	6/1/2024 to 5/31/2025	6/1/2025 to 5/31/2026	6/1/2024 to 5/31/2025	6/1/2025 to 5/31/2026	6/1/2024 to 5/31/2025
Class A:
Shares Issued	49,674	93,793	13,724	9,898	22,919	17,095
Shares Issued in Lieu of Dividends and Distributions	20,322	21,087	11,836	21,185	2,831	4,668
Shares Redeemed	(138,948)	(101,481)	(16,353)	(20,067)	(22,142)	(23,965)
Total Increase (Decrease) in Shares Derived from Class A Transactions	(68,952)	13,399	9,207	11,016	3,608	(2,202)

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments, in-kind transactions and TBAs, during the year ended May 31, 2026, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$530,458	$530,458
Sales	—	848,098	848,098
Large Cap Disciplined Equity Fund
Purchases	—	1,468,846	1,468,846
Sales	—	1,625,208	1,625,208
Large Cap Index Fund
Purchases	—	181,854	181,854
Sales	—	628,781	628,781
S&P 500 Index Fund
Purchases	—	206,055	206,055
Sales	—	996,259	996,259
Extended Market Index Fund
Purchases	—	270,684	270,684
Sales	—	417,192	417,192
Small Cap Fund
Purchases	—	240,820	240,820
Sales	—	345,718	345,718
Small Cap II Fund
Purchases	—	249,776	249,776
Sales	—	325,940	325,940
Small/Mid Cap Equity Fund
Purchases	—	649,411	649,411
Sales	—	813,524	813,524
U.S. Equity Factor Allocation Fund
Purchases	—	1,942,056	1,942,056
Sales	—	1,347,826	1,347,826
U.S. Managed Volatility Fund
Purchases	—	233,955	233,955
Sales	—	573,338	573,338
Global Managed Volatility Fund
Purchases	—	776,956	776,956
Sales	—	1,288,038	1,288,038
World Equity Ex-US Fund
Purchases	—	5,755,412	5,755,412
Sales	—	7,032,888	7,032,888
Screened World Equity Ex-US Fund
Purchases	—	164,064	164,064
Sales	—	200,961	200,961
Emerging Markets Equity Fund
Purchases	—	590,094	590,094
Sales	—	914,191	914,191
	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Opportunistic Income Fund
Purchases	12,578	102,388	114,966
Sales	9,887	115,528	125,415
Core Fixed Income Fund
Purchases	21,376,319	3,196,612	24,572,931
Sales	20,977,727	2,810,605	23,788,332
High Yield Bond Fund
Purchases	2,912	1,116,013	1,118,925
Sales	—	1,036,695	1,036,695
Long Duration Fund
Purchases	778,724	350,933	1,129,657
Sales	684,642	165,212	849,854
Long Duration Credit Fund
Purchases	1,986,199	1,050,082	3,036,281
Sales	1,962,599	1,249,825	3,212,424
Ultra Short Duration Bond Fund
Purchases	90,136	148,458	238,594
Sales	71,706	209,059	280,765
Emerging Markets Debt Fund
Purchases	6,793	1,405,539	1,412,332
Sales	7,656	1,463,402	1,471,058
Real Return Fund
Purchases	110,508	—	110,508
Sales	100,029	—	100,029
Limited Duration Bond Fund
Purchases	2,659,135	714,473	3,373,608
Sales	2,678,793	869,328	3,548,121
Intermediate Duration Credit Fund
Purchases	3,710,376	1,945,551	5,655,927
Sales	3,821,247	2,469,929	6,291,176
Dynamic Asset Allocation Fund
Purchases	—	342,767	342,767
Sales	—	286,519	286,519
Multi-Asset Real Return Fund
Purchases	189,520	173,931	363,451
Sales	156,668	199,825	356,493

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to qualify for or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds have investments in commodity linked derivatives through wholly owned Cayman Island subsidiaries (CFCs). On March 19, 2019, the Treasury published final regulation that allows regulated investment companies investing in CFCs to treat the required income inclusion as qualifying income.

446	SEI Institutional Investments Trust

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings (loss), as appropriate, in the period that the differences arise.

	Distributable Earnings (Accumulated Losses) ($ Thousands)	Paid-in-Capital ($ Thousands)
Emerging Markets Debt Fund	$383	$(383)

The tax character of dividends and distributions paid during the last two years ended May 31, were as follows:

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Fund
2026	$33,790	$143,769	$—	$177,559
2025	35,924	58,658	—	94,582
Large Cap Disciplined Equity Fund
2026	67,733	118,255	—	185,988
2025	62,288	167,864	—	230,152
Large Cap Index Fund
2026	42,275	225,574	—	267,849
2025	32,312	205,268	—	237,580
S&P 500 Index Fund
2026	60,293	412,766	—	473,059
2025	69,149	818,877	—	888,026
Extended Market Index Fund
2026	19,969	102,725	—	122,694
2025	16,021	110,948	—	126,969
Small Cap Fund
2026	6,518	33,350	—	39,868
2025	5,322	3,983	—	9,305
Small Cap II Fund
2026	5,487	17,599	—	23,086
2025	7,911	17,241	—	25,152
Small/Mid Cap Equity Fund
2026	7,191	55,002	—	62,193
2025	17,760	42,269	—	60,029
U.S. Equity Factor Allocation Fund
2026	66,765	98,032	—	164,797
2025	50,576	109,965	—	160,541
U.S. Managed Volatility Fund
2026	23,188	128,354	—	151,542
2025	32,584	47,135	—	79,719
Global Managed Volatility Fund
2026	78,558	166,267	—	244,825
2025	103,581	105,979	—	209,560
World Equity Ex-US Fund
2026	343,312	659,159	—	1,002,471
2025	257,600	42,752	—	300,352
Screened World Equity Ex-US Fund
2026	10,044	15,805	—	25,849
2025	5,203	1,452	—	6,655
Emerging Markets Equity Fund
2026	55,467	104,285	—	159,752
2025	30,802	17,871	—	48,673

SEI Institutional Investments Trust	447

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2026

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Opportunistic Income Fund
2026	$24,387	$—	$—	$24,387
2025	25,331	—	—	25,331
Core Fixed Income Fund
2026	408,819	—	—	408,819
2025	349,865	—	—	349,865
High Yield Bond Fund
2026	177,828	—	—	177,828
2025	171,640	—	—	171,640
Long Duration Fund
2026	34,083	—	—	34,083
2025	20,029	—	—	20,029
Long Duration Credit Fund
2026	155,868	—	—	155,868
2025	155,175	—	—	155,175
Ultra Short Duration Bond Fund
2026	16,201	—	—	16,201
2025	22,014	—	—	22,014
Emerging Markets Debt Fund
2026	153,487	—	—	153,487
2025	95,637	—	—	95,637
Real Return Fund
2026	10,390	—	—	10,390
2025	10,596	—	—	10,596
Limited Duration Bond Fund
2026	80,581	—	—	80,581
2025	94,200	—	—	94,200
Intermediate Duration Credit Fund
2026	181,975	—	—	181,975
2025	187,089	—	—	187,089
Dynamic Asset Allocation Fund
2026	60,724	176,845	—	237,569
2025	45,046	375,631	—	420,677
Multi-Asset Real Return Fund
2026	23,184	—	—	23,184
2025	35,945	—	—	35,945

As of May 31, 2026, the components of distributable earnings (accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$11,570	$47,864	$—	$—	$—	$228,528	$—	$287,962
Large Cap Disciplined Equity Fund	5,054	104,632	—	—	—	415,177	(13)	524,850
Large Cap Index Fund	5,248	68,100	—	—	—	1,634,573	1	1,707,922
S&P 500 Index Fund	12,303	324,287	—	—	—	3,286,683	(2)	3,623,271
Extended Market Index Fund	15,966	72,669	—	—	—	528,870	2	617,507
Small Cap Fund	10,997	12,778	—	—	—	31,080	1	54,856
Small Cap II Fund	19,646	15,688	—	—	—	56,787	(1)	92,120
Small/Mid Cap Equity Fund	9,641	59,638	—	—	—	162,221	2	231,502
U.S. Equity Factor Allocation Fund	34,412	86,731	—	—	—	1,032,611	1	1,153,755
U.S. Managed Volatility Fund	1,121	6,752	—	(2,240)	—	50,846	(1)	56,478
Global Managed Volatility Fund	34,966	72,033	—	—	—	277,791	(1)	384,789
World Equity Ex-US Fund	318,099	890,798	—	—	—	1,760,421	(23)	2,969,295
Screened World Equity Ex-US Fund	5,054	13,786	—	—	—	24,036	5	42,881

448	SEI Institutional Investments Trust

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Emerging Markets Equity Fund	$43,479	$63,990	$—	$—	$—	$196,837	$(3)	$304,303
Opportunistic Income Fund	11,984	—	(49,039)	—	—	(2,685)	3	(39,737)
Core Fixed Income Fund	35,587	—	(1,232,562)	—	—	(151,060)	(39,859)	(1,387,894)
High Yield Bond Fund	66,541	—	(561,498)	—	—	(169,598)	(13,178)	(677,733)
Long Duration Fund	1,759	—	(162,832)	—	—	(42,005)	(4,216)	(207,294)
Long Duration Credit Fund	11,742	—	(500,372)	—	—	(312,610)	(13,962)	(815,202)
Ultra Short Duration Bond Fund	1,311	—	(8,569)	—	—	(951)	(1,274)	(9,483)
Emerging Markets Debt Fund	27,939	—	(339,499)	—	—	74,177	(48,613)	(285,996)
Real Return Fund	4,734	—	(14,801)	—	—	975	2	(9,090)
Limited Duration Bond Fund	6,419	—	(50,076)	—	—	(2,623)	(6,767)	(53,047)
Intermediate Duration Credit Fund	73	—	(368,900)	—	—	(105,560)	(859)	(475,246)
Dynamic Asset Allocation Fund	57,110	28,427	—	—	—	1,181,984	(1)	1,267,520
Multi-Asset Real Return Fund	72,073	—	(121,353)	—	—	(54,198)	21	(103,457)

Other temporary differences are primarily consist of straddle loss deferrals and dividend payable.

The Funds have capital losses carried forward as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total * ($ Thousands)
Opportunistic Income Fund	$416	$48,623	$49,039
Core Fixed Income Fund	312,733	919,829	1,232,562
High Yield Bond Fund	17,737	543,760	561,497
Long Duration Fund	30,044	132,788	162,832
Long Duration Credit Fund	57,305	443,067	500,372
Ultra Short Duration Bond Fund	1,975	6,594	8,569
Emerging Markets Debt Fund	159,711	179,788	339,499
Real Return Fund	1,784	13,017	14,801
Limited Duration Bond Fund	6,663	43,413	50,076
Intermediate Duration Credit Fund	38,263	330,637	368,900
Multi-Asset Real Return Fund	94,625	26,728	121,353

*	During the year ended May 31, 2026, the funds listed below utilized capital loss carryforwards to offset capital gains ($Thousands):

Limited Duration Bond Fund	$7,691
Emerging Markets Debt Fund	53,306

For Federal income tax purposes, the cost of investments owned at May 31, 2026, and the net realized gains or losses on investments sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships, passive foreign investment companies, defaulted bond and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at May 31, 2026, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$405,576	$251,204	$(22,676)	$228,528
Large Cap Disciplined Equity Fund	1,016,865	463,088	(47,911)	415,177
Large Cap Index Fund	307,878	1,658,589	(24,016)	1,634,573
S&P 500 Index Fund	1,190,059	3,379,852	(93,169)	3,286,683
Extended Market Index Fund	746,741	673,137	(144,267)	528,870
Small Cap Fund	163,310	44,210	(13,130)	31,080
Small Cap II Fund	185,489	66,162	(9,375)	56,787
Small/Mid Cap Equity Fund	643,265	208,642	(46,421)	162,221
U.S. Equity Factor Allocation Fund	2,826,337	1,132,532	(99,921)	1,032,611
U.S. Managed Volatility Fund	332,388	67,470	(16,624)	50,846
Global Managed Volatility Fund	1,493,567	375,195	(97,404)	277,791
World Equity Ex-US Fund	7,295,607	2,287,178	(526,757)	1,760,421
Screened World Equity Ex-US Fund	141,837	33,802	(9,766)	24,036
Emerging Markets Equity Fund	526,981	278,693	(81,856)	196,837
Opportunistic Income Fund	394,598	3,968	(6,653)	(2,685)
Core Fixed Income Fund	10,996,281	48,318	(199,378)	(151,060)
High Yield Bond Fund	2,273,234	111,017	(280,615)	(169,598)
Long Duration Fund	826,103	3,663	(45,668)	(42,005)
Long Duration Credit Fund	3,204,608	9,984	(322,594)	(312,610)
Ultra Short Duration Bond Fund	359,199	512	(1,463)	(951)

SEI Institutional Investments Trust	449

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2026

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Emerging Markets Debt Fund	$1,638,774	$120,926	$(46,749)	$74,177
Real Return Fund	270,524	1,937	(962)	975
Limited Duration Bond Fund	2,036,451	4,714	(7,337)	(2,623)
Intermediate Duration Credit Fund	3,638,495	25,951	(131,511)	(105,560)
Dynamic Asset Allocation Fund	591,103	1,247,627	(59,799)	1,187,828
Multi-Asset Real Return Fund	912,639	129,036	(183,234)	(54,198)

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of May 31, 2026, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

The Fund did not pay any federal or state and local income taxes. The Fund paid income taxes in foreign jurisdictions for the year ended May 31, 2026. Cash paid for income taxes, net of refunds received, were as follows ($Thousands):

	Large Cap Fund	Large Cap Disciplined Equity Fund	Large Cap Index Fund	S&P 500 Index Fund
Income Taxes by Foreign Jurisdiction:
Canada	$–	$51	$7	$–
France	–	18	–	–
Luxembourg	–	–	3	–
Netherlands	–	–	–	12
Puerto Rico	–	6	1	–
Taiwan	–	16	–	–
United Kingdom	–	–	1	–
Other*	–	8	–	–
Total Income Taxes Paid, Net of Refunds	$–	$99	$12	$12

	Extended Market Index Fund	Small Cap Fund	Small Cap II Fund	Small/Mid Cap Equity Fund
Income Taxes by Foreign Jurisdiction:
Canada	$43	$1	$13	$14
Luxembourg	7	4	4	–
Puerto Rico	7	6	–	12
South Africa	9	–	–	–
Other*	1	–	1	1
Total Income Taxes Paid, Net of Refunds	$67	$11	$18	$27

	U.S. Equity Factor Allocation Fund	U.S. Managed Volatility Fund	Global Managed Volatility Fund	World Equity Ex-US Fund
Income Taxes by Foreign Jurisdiction:
Canada	$–	$16	$439	$–
France	–	–	308	3,559
Germany	–	–	–	4,039
Italy	–	–	271	–
Japan	–	10	774	2,998
Luxembourg	67	–	–	–
Netherlands	–	–	282	2,241
Norway	–	–	367	–

450	SEI Institutional Investments Trust

	U.S. Equity Factor Allocation Fund	U.S. Managed Volatility Fund	Global Managed Volatility Fund	World Equity Ex-US Fund
Puerto Rico	44	–	–	–
South Africa	8	–	–	–
South Korea	–	4	–	1,748
Spain	–	–	363	–
Sweden	–	–	454	1,722
Switzerland	–	–	–	1,714
Taiwan	–	–	–	2,574
Other*	–	–	687	11,030
Total Income Taxes Paid, Net of Refunds	$119	$30	$3,945	$31,625

	Screened World Equity Ex-US Fund	Emerging Markets Equity Fund	Opportunistic Income Fund	Core Fixed Income Fund
Income Taxes by Foreign Jurisdiction:
Canada	$29	$–	$–	$–
Denmark	40	–	–	–
France	62	–	–	–
Germany	79	–	–	–
India	–	1,347	–	–
Indonesia	–	–	–	6
Japan	65	–	–	4
Netherlands	30	–	–	–
Pakistan	–	226	–	–
Philippines	–	264	–	–
South Korea	–	405	–	–
Spain	–	–	–	4
Switzerland	32	–	–	–
Taiwan	48	434	–	–
Other*	173	1,245	–	–
Total Income Taxes Paid, Net of Refunds	$558	$3,921	$–	$14

	High Yield Bond Fund	Long Duration Fund	Long Duration Credit Fund	Ultra Short Duration Bond Fund
Income Taxes by Foreign Jurisdiction:
Chile	$–	$–	$–	$–
Indonesia	–	2	–	–
Israel	–	1	–	–
Japan	31	1	–	4
Philippines	–	–	–	–
Singapore	3	–	–	–
Other*	–	1	–	–
Total Income Taxes Paid, Net of Refunds	$34	$5	$–	$4

	Emerging Markets Debt Fund	Real Return Fund	Limited Duration Bond Fund	Intermediate Duration Credit Fund
Income Taxes by Foreign Jurisdiction:
Colombia	$170	$–	$–	$–
Egypt	460	–	–	–
India	327	–	–	–
Indonesia	728	–	–	–
Other*	89	–	–	–
Total Income Taxes Paid, Net of Refunds	$1,774	$–	$–	$–

	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund
Income Taxes by Foreign Jurisdiction:
Canada	$–	$1
Italy	–	1
Luxembourg	–	1
Netherlands	4	–
Other*	–	–
Total Income Taxes Paid, Net of Refunds	$4	$3

SEI Institutional Investments Trust	451

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2026

*	Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of the total income taxes paid by the Fund.

10. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond, Limited Duration Bond, Intermediate Duration Credit and Multi-Asset Real Return Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The World Equity Ex-US, Screened World Equity Ex-US, Emerging Markets Equity and Emerging Markets Debt Funds concentrate their investments in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The following descriptions provide additional information about some of the risks of investing in the Funds. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

American Depositary Receipts (ADRs) Risk — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Artificial Intelligence — The rapid development of increasingly widespread use of certain artificial intelligence — or “AI” — technologies may adversely impact the overall performance of a Fund’s investments, or alter the services provided to a Fund by its service providers. AI technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information provided through use of AI technologies could be insufficient, incomplete, inaccurate or biased, leading to adverse effects for a Fund, including, potentially, operational errors and investment losses. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to a Fund.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk—With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

452	SEI Institutional Investments Trust

Commodity Investments and Derivatives Risk — Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Commodity-Linked Securities Risk — Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in,

foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund’s active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Current Market Condition Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact on the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Funds’ investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, have caused and continued to cause significant market disruptions and volatility within the markets in Russia, Europe and the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds’ assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. These events, and any other future events, may adversely affect the prices and liquidity of the Funds’ portfolio investments and could result in disruptions in the trading markets.

SEI Institutional Investments Trust	453

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2026

Derivatives Risk — The Fund’s use of futures contracts, forwards contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below and market risk is described above. Many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts, options and swaps is also subject to credit risk and valuation risk. Credit risk is described below. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. The Fund’s use of may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment/Emerging and Frontier Markets Risk — The risk that non-U.S. securities may be subject to additional price volatility, illiquidity and decreases in value due to, among other things, political, social and economic developments abroad, government ownership or control of portions of the private sector or certain companies, trade barriers and currency movements, exchange controls and managed adjustments in relative currency values, and different or new and unsettled securities and tax markets, laws and regulations. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. These risks may be magnified further with respect to “frontier market countries,” which are a subset of emerging market countries with even smaller national economies.

454	SEI Institutional Investments Trust

Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investing in Limited Recourse Obligations Risk — Collateralized debt obligation (CDO) and collateralized loan obligation (CLO) securities are non-recourse obligations of their issuer payable solely from the related underlying collateral or its proceeds. Therefore, as a holder of CDOs and CLOs, the Fund must rely only on distributions on the underlying collateral or related proceeds for payment. If distributions on the underlying collateral are insufficient to make payments on the CDO or CLO securities, no other assets will be available for payment of the deficiency. As a result, the amount and timing of interest and principal payments in respect of CDO and CLO securities will depend on the performance and characteristics of the related underlying collateral.

Investment Company Risk — When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Investment in the Subsidiary Risk — The Subsidiary is not registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk — The Funds’ use of derivatives may result in the Funds’ total investment exposure substantially exceeding the value of its portfolio securities and the Funds’ investment returns depending substantially on the performance of securities that the Funds may not directly own. The use of leverage can amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Funds’ use of leverage may result in a heightened risk of investment loss.

SEI Institutional Investments Trust	455

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2026

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and to make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Non-Diversified Risk — The Emerging Markets Debt is non-diversified. Additionally, in seeking to track an index, the Large Cap Index Fund, S&P 500 Index Fund, and Extended Market Index Fund may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. A non-diversified fund generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. A non-diversified Fund may be more sensitive to a single economic, business, political, regulatory, or other occurrence, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund's shares. However, the Funds intend to satisfy the asset diversification requirements for qualifying as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code).

456	SEI Institutional Investments Trust

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Participation Notes (P-Notes) Risk — P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. However, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund's performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Quantitative Investing Risk — A quantitative investment style generally involves the use of computers to implement a systematic or rules-based approach to selecting investments based on specific measurable factors. Due to the significant role technology plays in such strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Redemption Risk — The Funds may experience periods of heavy redemptions that could cause the Funds to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Repurchase Agreements and Reverse Repurchase Agreements Risk — In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Sampling Risk — The Fund may not fully replicate the benchmark index and may hold securities not included in the index. As a result, the Fund may not track the return of its benchmark index as well as it would have if the Fund purchased all of the securities in its benchmark index.

Short Sales Risk — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Fund’s share price. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

SEI Institutional Investments Trust	457

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Concluded)

May 31, 2026

Small and Medium Capitalization Risk — Small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Social Investment Criteria Risk — The Screened World Equity Ex-US Fund’s portfolio is subject to certain social investment criteria, including its anti-BDS approach. As a result, the Sub-Advisers will avoid purchasing certain securities for social reasons when it is otherwise economically advantageous to purchase those securities or may sell certain securities for social reasons when it is otherwise economically advantageous to hold those securities. In general, the application of the Fund’s social investment criteria may affect the Fund’s exposure to certain industries, sectors and geographic areas, which may affect the financial performance of the Fund, positively or negatively, depending on whether these industries or sectors are in or out of favor.

Tax Risk — The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which invests in commodity investments and derivative instruments. To the extent the Fund invests in such instruments directly, it will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Tracking Error Risk — The risk that the Fund’s performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund’s investments and the index’s components and other factors.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

11. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of May 31, 2026, SPTC held of record the following:

458	SEI Institutional Investments Trust

Fund	% Held
Large Cap Fund	68%
Large Cap Disciplined Equity Fund	72%
Large Cap Index Fund	68%
S&P 500 Index Fund	71%
Extended Market Index Fund	69%
Small Cap Fund	64%
Small Cap II Fund	63%
Small/Mid Cap Equity Fund	68%
U.S. Equity Factor Allocation Fund	74%
U.S. Managed Volatility Fund	42%
Global Managed Volatility Fund	57%
World Equity Ex-US Fund	71%
Screened World Equity Ex-US Fund	76%
Emerging Markets Equity Fund	67%
Opportunistic Income Fund	89%
Core Fixed Income Fund	66%
High Yield Bond Fund	69%
Long Duration Fund	60%
Long Duration Credit Fund	58%
Ultra Short Duration Bond Fund	49%
Emerging Markets Debt Fund	69%
Real Return Fund	69%
Limited Duration Bond Fund	70%
Intermediate Duration Credit Fund	57%
Dynamic Asset Allocation Fund	74%
Multi-Asset Real Return Fund	76%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

12. SEGMENT REPORTING

The Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Chief Financial Officer serves as the CODM. The CODM reviews Fund-level financial information, including total returns, expense ratios, changes in net assets, schedules of investments, and other performance and profitability reports, to assess the Fund’s operating results. Each Fund is structured as an investment company and represents a single operating segment. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

13. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements.

SEI Institutional Investments Trust	459

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Trustees

SEI Institutional Investments Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Large Cap Fund, Large Cap Disciplined Equity Fund, Large Cap Index Fund, S&P 500 Index Fund, Extended Market Index Fund, Small Cap Fund, Small Cap II Fund, Small/Mid Cap Equity Fund, U.S. Equity Factor Allocation Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund, World Equity Ex-US Fund, Screened World Equity Ex-US Fund, Emerging Markets Equity Fund, Opportunistic Income Fund, Core Fixed Income Fund, High Yield Bond Fund, Long Duration Fund, Long Duration Credit Fund, Ultra Short Duration Bond Fund, Emerging Markets Debt Fund, Real Return Fund, Limited Duration Bond Fund, and Intermediate Duration Credit Fund (twenty-four of the twenty-six funds comprising the SEI Institutional Investments Trust (the Trust)), including the schedules of investments, as of May 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. We have also audited the accompanying consolidated statements of assets and liabilities of the Dynamic Asset Allocation Fund and Multi-Asset Real Return Fund (two of the twenty-six funds comprising the Trust) (the twenty-six funds collectively, the Funds), including the consolidated schedules of investments, as of May 31, 2026, the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the consolidated financial statements) and the consolidated financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights present fairly, in all material respects, the financial position of the Funds as of May 31, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights and consolidated financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and consolidated financial statements and financial highlights and consolidated financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and consolidated financial statements and financial highlights and consolidated financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2026, by correspondence with the custodians, transfer agent, agent banks and brokers or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more SEI Funds investment companies since 2005.

Philadelphia, Pennsylvania

July 24, 2026

460	SEI Institutional Investments Trust

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders who do not have a May 31, 2026 taxable year end, this notice is for informational purposes only. For shareholders with a May 31, 2026 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended May 31, 2026, the Funds are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

Fund	(A) Long Term Capital Gains Distributions (Tax Basis)	(B) Return of Capital (Tax Basis)	(C) Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)	(D) Dividends Qualifying for Corporate Dividends Rec. Deduction(1)
Large Cap Fund	80.97%	0.00%	19.03%	100.00%	24.54%
Large Cap Disciplined Equity Fund	63.58%	0.00%	36.42%	100.00%	20.51%
Large Cap Index Fund	84.22%	0.00%	15.78%	100.00%	51.75%
S&P 500 Index Fund	87.25%	0.00%	12.75%	100.00%	74.79%
Extended Market Index Fund	83.72%	0.00%	16.28%	100.00%	33.54%
Small Cap Fund	83.65%	0.00%	16.35%	100.00%	26.17%
Small Cap II Fund	76.23%	0.00%	23.77%	100.00%	19.89%
Small/Mid Cap Equity Fund	88.44%	0.00%	11.56%	100.00%	66.24%
U.S. Equity Factor Allocation Fund	59.49%	0.00%	40.51%	100.00%	49.40%
U.S. Managed Volatility Fund	84.70%	0.00%	15.30%	100.00%	43.14%
Global Managed Volatility Fund	67.91%	0.00%	32.09%	100.00%	28.72%
World Equity Ex-US Fund	64.14%	0.00%	35.86%	100.00%	1.07%
Screened World Equity Ex-US Fund	60.07%	0.00%	39.93%	100.00%	1.54%
Emerging Markets Equity Fund	63.81%	0.00%	36.19%	100.00%	0.01%
Opportunistic Income Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Core Fixed Income Fund	0.00%	0.00%	100.00%	100.00%	0.00%
High Yield Bond Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Long Duration Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Long Duration Credit Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Ultra Short Duration Bond Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Emerging Markets Debt Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Real Return Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Limited Duration Bond Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Intermediate Duration Credit Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Dynamic Asset Allocation Fund	74.44%	0.00%	25.56%	100.00%	25.90%
Multi-Asset Real Return Fund	0.00%	0.00%	100.00%	100.00%	8.20%

SEI Institutional Investments Trust	461

NOTICE TO SHAREHOLDERS (Unaudited) (Concluded)

Fund	(E) Qualifying Dividend Income (15% Tax Rate for QDI)(2)	(F) U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)	Qualifying Business Income Deduction(6)
Large Cap Fund	26.49%	0.00%	0.08%	100.00%	0.00%
Large Cap Disciplined Equity Fund	21.94%	1.51%	1.47%	100.00%	1.66%
Large Cap Index Fund	54.24%	0.00%	0.00%	100.00%	3.15%
S&P 500 Index Fund	78.21%	0.00%	0.00%	100.00%	3.92%
Extended Market Index Fund	37.98%	0.00%	0.00%	100.00%	13.06%
Small Cap Fund	28.60%	0.00%	0.03%	100.00%	9.46%
Small Cap II Fund	21.25%	0.00%	0.00%	100.00%	9.68%
Small/Mid Cap Equity Fund	70.49%	0.00%	0.00%	0.00%	16.20%
U.S. Equity Factor Allocation Fund	52.16%	0.00%	0.00%	100.00%	0.99%
U.S. Managed Volatility Fund	46.15%	0.00%	0.03%	100.00%	0.42%
Global Managed Volatility Fund	65.54%	0.00%	0.00%	100.00%	0.00%
World Equity Ex-US Fund	50.87%	0.00%	0.00%	100.00%	0.00%
Screened World Equity Ex-US Fund	32.88%	0.00%	0.00%	100.00%	0.00%
Emerging Markets Equity Fund	26.38%	0.00%	0.00%	100.00%	0.00%
Opportunistic Income Fund	0.00%	1.07%	96.39%	0.00%	0.00%
Core Fixed Income Fund	0.00%	31.10%	96.68%	0.00%	0.00%
High Yield Bond Fund	0.00%	0.09%	83.37%	0.00%	0.00%
Long Duration Fund	0.00%	31.12%	93.86%	0.00%	0.00%
Long Duration Credit Fund	0.00%	6.34%	87.32%	0.00%	0.00%
Ultra Short Duration Bond Fund	0.00%	12.26%	92.82%	0.00%	0.00%
Emerging Markets Debt Fund	0.00%	0.00%	0.00%	0.00%	0.00%
Real Return Fund	0.00%	100.00%	97.34%	0.00%	0.00%
Limited Duration Bond Fund	0.00%	26.63%	30.90%	0.00%	0.00%
Intermediate Duration Credit Fund	0.00%	6.05%	91.62%	0.00%	0.00%
Dynamic Asset Allocation Fund	26.96%	1.16%	8.02%	100.00%	1.26%
Multi-Asset Real Return Fund	8.34%	61.66%	41.30%	0.00%	2.59%

The Funds intend to pass through foreign tax credit to shareholders. For the fiscal year ended May 31, 2026, the amount of foreign source income and foreign tax credit are as follows:

Fund	Foreign Source Income	Foreign Tax Credit Pass Through
World Equity Ex-US Fund	$238,910,897	$25,268,065
Screened World Equity Ex-US Fund	4,757,718	462,489
Emerging Markets Equity Fund	20,951,846	3,665,934

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” is reflected as a percentage of “Ordinary Income Distributions”. It is the intention of each of the aforementioned funds to designate the maximum amount permitted by the law. The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2026. Complete information will be computed and reported in conjunction with your 2026 Form 1099-DIV.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. With the exception of The Real Return Fund, shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6)	The percentage in this column represents that amount of ordinary dividend income that qualifed for 20% Business Income Deduction.

Items (A), (B) and (C) are based on the percentage of each Fund’s total distribution.

Items (D) and (E) are based on the percentage of ordinary income distributions of each Fund.

Item (F) is based on the percentage of gross income of each Fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

462	SEI Institutional Investments Trust

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

SEI Institutional Investments Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve or renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve or renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

SEI Institutional Investments Trust	463

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (UNAUDITED) (Concluded)

At a meeting held on December 8–10, 2025 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved a brief extension of certain Investment Advisory Agreements already in effect (unless operating under an initial two-year term) to accommodate a revised Spring meeting schedule. Typically, the Trustees renew certain Investment Advisory Agreements at the first quarterly in-person meeting of the calendar year in March. Investment Advisory Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2026 was held on March 31- April 2, certain Investment Advisory Agreements would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 8–10, 2025 meeting to extend certain Investment Advisory Agreements until the March 31- April 2, 2026 meeting. In evaluating whether to approve the extension, the Board considered the information made available to it throughout the course of the year. At the March 31- April 2, 2026 meeting, the Board evaluated certain Investment Advisory Agreements in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. The Board’s approval was based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings, such as the December 8–10, 2025 meeting. Also, certain Sub-Advisory Agreements were either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed at meetings of the Board held during the course of the Trust’s fiscal year on June 23–25, 2025, September 15–17, 2025, December 8–10, 2025 and March 31- April 2, 2026. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the initial approval or renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the approval or renewal of the Sub-Advisory Agreement.

464	SEI Institutional Investments Trust

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding certain amounts and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the approval or renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the approval or renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Institutional Investments Trust	465

SEI INSTITUTIONAL INVESTMENTS TRUST / ANNUAL FINANCIALS AND OTHER INFORMATION / May 31, 2026

Trustees

Robert A. Nesher, Chairman

Dennis McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Kimberly Walker

Eli Powell Niepoky

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Marci Morgan

Anti-Money Laundering Compliance Officer

and Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-F-140 (5/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & Chief Executive Officer
(Principal Executive Officer)

Date: August 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & Chief Executive Officer
(Principal Executive Officer)

Date: August 4, 2026

By	/s/ Glenn Kurdziel
Glenn Kurdziel
Controller & Chief Financial Officer
(Principal Financial Officer)

Date: August 4, 2026